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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze,

Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2020 to April 30, 2021

Item 1. Reports to Stockholders

2021 SEMI-ANNUAL REPORT
LifePoints
®
Funds
April 30, 2021
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access t he report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on five
of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Report
April 30, 2021 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners, Russell Investments’ management and
Hamilton Lane Incorporated.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Conservative Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this info to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,074.60 $ 1,022.36
Expenses Paid During Period* $ 2.52 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,070.70 $ 1,018.65
Expenses Paid During Period* $ 6.37 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,075.80 $ 1,023.95
Expenses Paid During Period* $ 0.87 $ 0.85
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
4 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,074.70 $ 1,022.71
Expenses Paid During Period* $ 2.16 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,073.30 $ 1,021.47
Expenses Paid During Period* $ 3.44 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,075.40 $ 1,023.31
Expenses Paid During Period* $ 1.54 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 98.5%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 89,514 3,192
Domestic Equities - 6.5%
Multifactor U.S. Equity Fund Class Y 241,584 3,976
U.S. Small Cap Equity Fund Class Y 165,367 6,311
10,287
Fixed Income - 66.5%
Multifactor Bond Fund Class Y 791,883 7,974
Short Duration Bond Fund Class Y 809,110 15,972
Strategic Bond Fund Class Y 7,549,867 81,463
105,409
International Equities - 8.5%
Emerging Markets Fund Class Y 173,266 3,947
Global Equity Fund Class Y 343,877 3,171
Multifactor International Equity Fund Class Y 591,840 6,303
13,421
Multi-Asset - 15.0%
Multi-Strategy Income Fund Class Y 2,180,273 23,852
Total Investments in Affiliated Funds
(cost $143,179) 156,161
Short-Term Investments - 0.8%
U.S. Cash Management Fund(@) 1,225,006 (∞)
1,225
Total Short-Term Investments
(cost $1,225) 1,225
Total Investments - 99.3%
(identified cost $144,404) 157,386
Other Assets and Liabilities, Net - 0.7%
1,074
Net Assets - 100.0%
158,460

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 50 GBP 3,469 06/21 48
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 48
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 1,579 USD 2,174 06/16/21 (7)
Royal Bank of Canada USD 2,290 CAD 2,871 06/16/21 45
Royal Bank of Canada USD 804 EUR 674 06/16/21 7
Royal Bank of Canada USD 1,099 GBP 789 06/16/21 (8)
Royal Bank of Canada CAD 1,435 USD 1,138 06/16/21 (30)
UBS USD 803 EUR 674 06/16/21 8
UBS USD 1,097 GBP 789 06/16/21 (7)
UBS CAD 1,435 USD 1,135 06/16/21 (32)
UBS EUR 1,349 USD 1,616 06/16/21 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (31)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 9,500 (5.000%)
(2)
06/20/26
(809) (181) (990)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 7,000 (1.000%)
(2)
12/20/25
(165) (18) (183)
CDX NA Investment Grade
Index Bank of America Sell USD 7,000 1.000%
(2)
12/20/25 158 25 183
Total Open Credit Indices Contracts (å) (816) (174) (990)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 156,161 $ — $ — $ — $ 156,161 98.5
Short-Term Investments — — —
1,225
1,225 0.8
Total Investments 156,161 — — 1,225 157,386 99.3
Other Assets and Liabilities, Net
0.7
100.0

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 48 — — — 48 —
*
Foreign Currency Exchange Contracts — 60 — — 6 0 —
*
Credit Default Swap Contracts — 183 — — 183 0.1
'
Liabilities
Foreign Currency Exchange Contracts — (91) — — (91) (0.1)
Credit Default Swap Contracts — (1,173) — — (1,173) (0.7)
Total Other Financial Instruments
**
$ 48 $ (1,021) $ — $ — $ (973)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Russell Investment Company
Conservative Strategy Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 60
Variation margin on futures contracts* 48 — —
Credit default swap contracts, at fair value — 183 —
Total
$ 48 $ 183 $ 60
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ — $ 91
Credit default swap contracts, at fair value — 1,173 —
Total
$ — $ 1,173 $ 91
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,053 $ — $ — $ —
Credit default swap contracts — (664) — —
Foreign currency exchange contracts — — 54 —
Total
$ 1,053 $ (664) $ 54 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 684 $ — $ — $ 69
Credit default swap contracts — (203) — —
Foreign currency exchange contracts — — (26) —
Total
$ 684 $ (203) $ (26) $ 69
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 60 $ — $ 60
Credit Default Swap Contracts Credit default swap contracts, at fair value 183 — 183
Total Financial and Derivative Assets
243 — 243
Financial and Derivative Assets not subject to a netting agreement
(183) — (183)
Total Financial and Derivative Assets subject to a netting agreement
$ 60 $ — $ 60
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Royal Bank of Canada
$ 52 $ 39 $ — $ 13
UBS
8 8 — —
Total
$ 60 $ 47 $ — $ 13

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 91 $ — $ 91
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,173 — 1,173
Total Financial and Derivative Liabilities
1,264 — 1,264
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,264 $ — $ 1,264
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,180 $ — $ 1,180 $ —
Royal Bank of Canada 39 39 — —
UBS 4 5 8 — 3 7
Total
$ 1,26 4 $ 47 $ 1,180 $ 3 7
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 144,404
Investments, at fair value(>) ...........................................................................................................................................................
157,386
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 60
Receivables:
Investments sold ................................................................................................................................................................ 5
Fund shares sold ................................................................................................................................................................ 614
From affiliates .................................................................................................................................................................... 10
From broker (a)(b) ............................................................................................................................................................... 1,8 72
Variation margin on futures contracts ................................................................................................................................. 49
Prepaid expenses ........................................................................................................................................................................... 1
Credit default swap contracts, at fair value(+) ................................................................................................................................ 183
Total assets .................................................................................................................................................
160,18 0
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 17
Fund shares redeemed ....................................................................................................................................................... 299
Accrued fees to affiliates .................................................................................................................................................... 92
Other accrued expenses ..................................................................................................................................................... 48
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 91
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,173
Total liabilities .............................................................................................................................................
1,720
Net Assets ............................................................................................................................................................
$ 158,460

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 15,89 0
Shares of beneficial interest ...........................................................................................................................................................
157
Additional paid-in capital ..............................................................................................................................................................
142,41 3
Net Assets ............................................................................................................................................................
$ 158,46 0
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.17
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.79
Class A — Net assets ............................................................................................................................................................. $ 53,201,534
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 5,233,082
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.96
Class C — Net assets ............................................................................................................................................................. $ 67,137,181
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 6,742,964
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.28
Class R1 — Net assets ........................................................................................................................................................... $ 2,895,668
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 281,658
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.19
Class R4 — Net assets ........................................................................................................................................................... $ 6,802,633
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 667,385
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.27
Class R5 — Net assets ........................................................................................................................................................... $ 6,276,525
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 611,118
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.28
Class S — Net assets ............................................................................................................................................................. $ 22,146,326
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,154,597
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (816)
(>)     Investments in affiliated funds $ 157,386
(a)     Receivable from Broker for Futures $ 385
(b)     Receivable from Broker for Swaps $ 1,487
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 2,759
Expenses
Advisory fees .................................................................................................................................................................... 160
Administrative fees ........................................................................................................................................................... 34
Custodian fees .................................................................................................................................................................. 30
Distribution fees - Class A ................................................................................................................................................ 65
Distribution fees - Class C ................................................................................................................................................ 258
Distribution fees - Class R5 .............................................................................................................................................. 8
Transfer agent fees - Class A ............................................................................................................................................ 52
Transfer agent fees - Class C ............................................................................................................................................. 69
Transfer agent fees - Class R1 .......................................................................................................................................... 3
Transfer agent fees - Class R4 .......................................................................................................................................... 7
Transfer agent fees - Class R5 .......................................................................................................................................... 6
Transfer agent fees - Class S ............................................................................................................................................. 23
Professional fees ............................................................................................................................................................... 23
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ................................................................................................................................. 86
Shareholder servicing fees - Class R4 ............................................................................................................................... 8
Shareholder servicing fees - Class R5 ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 12
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 914
Expense reductions ........................................................................................................................................................... (287)
Net expenses .................................................................................................................................................................................
627
Net investment income (loss) ........................................................................................................................................................
2,132
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 3,204
Futures contracts .............................................................................................................................................................. 1,053
Foreign currency exchange contracts ................................................................................................................................ 54
Credit default swap contracts ............................................................................................................................................ (664)
Capital gain distributions from affiliated funds ................................................................................................................. 1,141
Net realized gain (loss) ..................................................................................................................................................................
4,788
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 3,879
Futures contracts .............................................................................................................................................................. 753
Foreign currency exchange contracts ................................................................................................................................ (26)
Credit default swap contracts ............................................................................................................................................ (20 3 )
Foreign currency-related transactions ............................................................................................................................... 49
Net change in unrealized appreciation (depreciation) ................................................................................................................... 4,452
Net realized and unrealized gain (loss) ......................................................................................................................................... 9,240
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 11,372

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,132 $ 2,735
Net realized gain (loss) ...................................................................................................................... 4,788 1,29 4
Net change in unrealized appreciation (depreciation) ....................................................................... 4,452 (3,51 2 )
Net increase (decrease) in net assets from operations ............................................................................. 11,372 517
Distributions
To shareholders
Class A .......................................................................................................................................... (1,019) (1,531)
Class C .......................................................................................................................................... (1,245) (2,05 5 )
Class E (1) ..................................................................................................................................... — (191)
Class R1 ........................................................................................................................................ (69) (103)
Class R4 ........................................................................................................................................ (13 4 ) (192)
Class R5 ........................................................................................................................................ (12 4 ) (16 2 )
Class S ........................................................................................................................................... (463) (665)
Net decrease in net assets from distributions .......................................................................................... ( 3 , 054 ) (4,899)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (7,35 6 ) (29,711)
Total Net Increase (Decrease) in Net Assets ..........................................................................
9 62 ( 34 , 093 )
Net Assets
Beginning of period .................................................................................................................................
157,498 191,591
End of period ..........................................................................................................................................
$ 158,460 $ 157,498

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 15
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 377 $ 3,7 69 799 $ 7,633
Proceeds from reinvestment of distributions 102 1,014 157 1,524
Payments for shares redeemed (353) (3,55 2 ) (1,436) (13,738)
Net increase (decrease)
126 1,231 (480) (4,581)
Class C
Proceeds from shares sold 345 3,408 625 5,852
Proceeds from reinvestment of distributions 126 1,237 214 2,046
Payments for shares redeemed (1,040) (10,280) (2,399) (22,670)
Net increase (decrease)
(569) (5,635) (1,560) (14,772)
Class E (1)
Proceeds from shares sold — — 13 131
Proceeds from reinvestment of distributions — — 20 191
Payments for shares redeemed — — (757) (7,335)
Net increase (decrease)
— — (724) (7,013)
Class R1
Proceeds from shares sold 39 399 149 1,380
Proceeds from reinvestment of distributions 7 69 10 103
Payments for shares redeemed (117) (1,196) (194) (1,866)
Net increase (decrease)
(71) (728) (35) (383)
Class R4
Proceeds from shares sold 83 83 5 173 1,627
Proceeds from reinvestment of distributions 13 13 4 20 192
Payments for shares redeemed (97) (97 4 ) (305) (2,963)
Net increase (decrease)
(1) (5) (112) (1,144)
Class R5
Proceeds from shares sold 74 749 248 2,407
Proceeds from reinvestment of distributions 12 124 17 161
Payments for shares redeemed (143) (1,453) (342) (3,358)
Net increase (decrease)
(57) (580) (77) (790)
Class S
Proceeds from shares sold 165 1,67 4 1,050 10,225
Proceeds from reinvestment of distributions 46 460 67 650
Payments for shares redeemed (370) (3,773) (1,241) (11,903)
Net increase (decrease)
(159) (1,6 39 ) (124) (1,028)
Total increase (decrease)
(731) $ (7,35 6 ) (3,112) $ (29,711)
(1)
For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 9 .65 .15 .57 .72 ( .16) ( .04)
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06)
October 31, 2018 9 .97 .24 ( .42) ( .18) ( .24) ( .12)
October 31, 2017 9 .92 .23 .24 .47 ( .22) ( .20)
October 31, 2016 10 .65 .24 .13 .37 ( .25) ( .85)
Class C
April 30, 2021* 9 .47 .11 .56 .67 ( .14) ( .04)
October 31, 2020 9 .71 .11 ( .11) — (h) ( .15) ( .09)
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06)
October 31, 2018 9 .86 .17 ( .42) ( .25) ( .18) ( .12)
October 31, 2017 9 .82 .16 .23 .39 ( .15) ( .20)
October 31, 2016 10 .55 .16 .13 .29 ( .17) ( .85)
Class R1
April 30, 2021* 9 .75 .17 .56 .73 ( .16) ( .04)
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09)
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06)
October 31, 2018 10 .04 .29 ( .43) ( .14) ( .27) ( .12)
October 31, 2017 9 .99 .31 .20 .51 ( .26) ( .20)
October 31, 2016 10 .72 .29 .12 .41 ( .29) ( .85)
Class R4
April 30, 2021* 9 .67 .15 .57 .72 ( .16) ( .04)
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09)
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06)
October 31, 2018 9 .98 .25 ( .41) ( .16) ( .25) ( .12)
October 31, 2017 9 .94 .24 .23 .47 ( .23) ( .20)
October 31, 2016 10 .67 .25 .13 .38 ( .26) ( .85)
Class R5
April 30, 2021* 9 .75 .14 .57 .71 ( .15) ( .04)
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09)
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06)
October 31, 2018 10 .07 .23 ( .42) ( .19) ( .23) ( .12)
October 31, 2017 10 .02 .22 .24 .46 ( .21) ( .20)
October 31, 2016 10 .74 .23 .13 .36 ( .23) ( .85)
Class S
April 30, 2021* 9 .75 .16 .57 .73 ( .16) ( .04)
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09)
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06)
October 31, 2018 10 .05 .27 ( .43) ( .16) ( .26) ( .12)
October 31, 2017 10 .00 .26 .24 .50 ( .25) ( .20)
October 31, 2016 10 .73 .28 .11 .39 ( .27) ( .85)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 17
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
( .20) 10 .17 7 .46 53,202 .85 .49 1 .45 45
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .36) 9 .43 (1 .85) 58,991 .78 .54 2 .50 7
( .42) 9 .97 4 .97 76,690 .78 .55 2 .35 19
(1 .10) 9 .92 3 .97 88,921 .76 .54 2 .47 18
( .18) 9 .96 7 .07 67,137 1 .60 1 .24 1 .08 45
( .24) 9 .47 ( —) 69,247 1 .59 1 .24 1 .1 4 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .30) 9 .31 (2 .55) 102,386 1 .53 1 .29 1 .74 7
( .35) 9 .86 4 .12 132,249 1 .53 1 .30 1 .62 19
(1 .02) 9 .82 3 .22 161,404 1 .51 1 .29 1 .67 18
( .20) 10 .28 7 .58 2,896 .60 .17 1 .66 45
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .39) 9 .51 (1 .45) 6,718 .53 .17 2 .98 7
( .46) 10 .04 5 .34 9,331 .53 .17 3 .18 19
(1 .14) 9 .99 4 .35 19,546 .51 .16 2 .88 18
( .20) 10 .19 7 .47 6,803 .85 .42 1 .53 45
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .37) 9 .45 (1 .65) 12,636 .78 .42 2 .58 7
( .43) 9 .98 4 .99 13,723 .78 .42 2 .47 19
(1 .11) 9 .94 4 .11 15,964 .76 .41 2 .56 18
( .19) 10 .27 7 .33 6,276 1 .10 .67 1 .42 45
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .35) 9 .53 (1 .96) 7,713 1 .03 .67 2 .38 7
( .41) 10 .07 4 .79 10,634 1 .03 .67 2 .22 19
(1 .08) 10 .02 3 .88 14,067 1 .01 .66 2 .33 18
( .20) 10 .28 7 .54 22,146 .60 .30 1 .59 45
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8
( .38) 9 .51 (1 .66) 29,184 .53 .30 2 .73 7
( .45) 10 .05 5 .19 36,131 .53 .30 2 .62 19
(1 .12) 10 .00 4 .20 43,375 .51 .29 2 .77 18

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 5,525
Distribution fees 53,389
Shareholder servicing fees 16,371
Transfer agent fees 15,788
Trustee fees 1,164
$ 92,237
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ — $ 3,192 $ 46 $ — $ 46 $ 3,192 $ — $ —
Multifactor U.S. Equity Fund 4,629 320 2,151 530 648 3,976 34 91
U.S. Small Cap Equity Fund 3,083 3,315 1,547 178 1,282 6,311 21 —
Multifactor Bond Fund 7,969 693 386 — (302) 7,974 162 107
Short Duration Bond Fund 28,719 1,283 13,974 918 (974) 15,972 277 —
Strategic Bond Fund 33,465 51,878 1,676 21 (2,225) 81,463 1,156 943
Unconstrained Total Return Fund 39,851 1,369 41,850 309 321 — 651 —
Emerging Markets Fund 3,140 1,107 1,022 113 609 3,947 25 —
Global Equity Fund — 3,191 16 — (4) 3,171 — —
Multifactor International Equity Fund 3,074 3,401 950 49 729 6,303 67 —
Multi-Strategy Income Fund 31,649 1,237 13,869 1,086 3,749 23,852 365 —
U.S. Cash Management Fund 376 11,449 10,600 — — 1,225 1 —
$ 155,955 $ 82,435 $ 88,087 $ 3,204 $ 3,879 $ 157,386 $ 2,759 $ 1,141
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 145,898,110 $ 11,510,628 $ (943,362) $ 10,567,266

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Moderate Strategy Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,139.10 $ 1,022.36
Expenses Paid During Period* $ 2.60 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,134.40 $ 1,018.65
Expenses Paid During Period* $ 6.56 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,140.30 $ 1,023.60
Expenses Paid During Period* $ 1.27 $ 1.20
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
20 Moderate Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,138.80 $ 1,022.36
Expenses Paid During Period* $ 2.60 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,136.70 $ 1,021.12
Expenses Paid During Period* $ 3.92 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,139.30 $ 1,023.21
Expenses Paid During Period* $ 1.70 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.7%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 204,259 7,284
Domestic Equities - 11.4%
Multifactor U.S. Equity Fund Class Y 1,103,262 18,160
U.S. Small Cap Equity Fund Class Y 252,287 9,627
27,787
Fixed Income - 49.0%
Multifactor Bond Fund Class Y 3,380,309 34,040
Strategic Bond Fund Class Y 7,439,513 80,272
Unconstrained Total Return Fund Class Y 506,236 4,865
119,177
International Equities - 24.3%
Emerging Markets Fund Class Y 211,278 4,813
Global Equity Fund Class Y 4,846,162 44,681
Multifactor International Equity Fund Class Y 903,462 9,622
59,116
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 2,215,056 24,233
Total Investments in Affiliated Funds
(cost $214,705) 237,597
Options Purchased - 1.2%
(Number of Contracts)
FTSE 100 Index
Morgan Stanley Dec 2021 6,400.00 Call (336) GBP 21,504 (ÿ)
3,036
Total Options Purchased
(cost $2,039) 3,036
Short-Term Investments - 0.6%
U.S. Cash Management Fund(@) 1,500,613 (∞)
1,500
Total Short-Term Investments
(cost $1,500) 1,500
Total Investments - 99.5%
(identified cost $218,244) 242,133
Other Assets and Liabilities, Net - 0.5%
1,094
Net Assets - 100.0%
243,227

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
FTSE 100 Index Futures 57 GBP 3,954 06/21 (166)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (166)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Purchase USD 14,700 (5.000%)
(2)
06/20/26 (1,257) (275) (1,532)
Total Open Credit Indices Contracts (å) (1,257) (275) (1,532)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 237,597 $ — $ — $ — $ 237,597 97.7
Options Purchased 3,036 — —
—
3,036 1.2
Short-Term Investments — — —
1,500
1,500 0.6
Total Investments 240,633 — — 1,500 242,133 99.5
Other Assets and Liabilities, Net
0.5
100.0
Other Financial Instruments
'
Liabilities
Futures Contracts (166) — — — (166) (0.1)
Credit Default Swap Contracts — (1,532) — — (1,532) (0.6)
Total Other Financial Instruments
*
$ (166) $ (1,532) $ — $ — $ (1,698)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Moderate Strategy Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 23
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 3,036 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 166 $ —
Credit default swap contracts, at fair value — 1,532
Total
$ 166 $ 1,532
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 3,271 $ — $ — $ —
Futures contracts (3,865) — — (1,214)
Options written 274 — — —
Credit default swap contracts — (2,225) — —
Foreign currency exchange contracts — — (529) —
Total
$ (320) $ (2,225) $ (529) $ (1,214)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 3,945 $ — $ — $ —
Futures contracts 2,128 — — 89
Credit default swap contracts — (180) — —
Foreign currency exchange contracts — — 297 —
Total
$ 6,073 $ (180) $ 297 $ 89
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 3,036 $ — $ 3,036
Total Financial and Derivative Assets
3,036 — 3,036
Financial and Derivative Assets not subject to a netting agreement
(3,036) — (3,036)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Credit Default Swap Contracts Credit default swap contracts, at fair value $ 1,532 $ — $ 1,532
Total Financial and Derivative Liabilities
1,532 — 1,532
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,532 $ — $ 1,532
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,532 $ — $ 1,532 $ —
Total
$ 1,532 $ — $ 1,532 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 218,244
Investments, at fair value(>) ...........................................................................................................................................................
242,133
Receivables:
Investments sold ................................................................................................................................................................ 294
Fund shares sold ................................................................................................................................................................ 93
From affiliates .................................................................................................................................................................... 5
From broker(a)(b) ............................................................................................................................................................... 2,942
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
245,46 9
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 6
Fund shares redeemed ....................................................................................................................................................... 360
Accrued fees to affiliates .................................................................................................................................................... 1 31
Other accrued expenses ..................................................................................................................................................... 47
Variation margin on futures contracts ................................................................................................................................. 166
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,532
Total liabilities .............................................................................................................................................
2,2 42
Net Assets ............................................................................................................................................................
$ 243,227

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 27
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 34,391
Shares of beneficial interest ...........................................................................................................................................................
227
Additional paid-in capital ..............................................................................................................................................................
208,609
Net Assets ............................................................................................................................................................
$ 243,227
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.80
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.46
Class A — Net assets ............................................................................................................................................................. $ 103,014,943
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 9,540,472
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.47
Class C — Net assets ............................................................................................................................................................. $ 80,376,147
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 7,677,539
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.93
Class R1 — Net assets ........................................................................................................................................................... $ 2,875,735
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 263,184
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.82
Class R4 — Net assets ........................................................................................................................................................... $ 10,670,257
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 986,039
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.83
Class R5 — Net assets ........................................................................................................................................................... $ 7,587,778
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 700,566
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.90
Class S — Net assets ............................................................................................................................................................. $ 38,702,496
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 3,551,468
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (1,257)
(>)     Investments in affiliated funds $ 239,097
(a)     Receivable from Broker for Futures $ 641
(b)     Receivable from Broker for Swaps $ 2,301
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 4,926
Expenses
Advisory fees .................................................................................................................................................................... 250
Administrative fees ........................................................................................................................................................... 53
Custodian fees ................................................................................................................................................................... 33
Distribution fees - Class A ................................................................................................................................................ 126
Distribution fees - Class C ................................................................................................................................................ 314
Distribution fees - Class R5 .............................................................................................................................................. 9
Transfer agent fees - Class A ............................................................................................................................................ 101
Transfer agent fees - Class C ............................................................................................................................................. 84
Transfer agent fees - Class R1 .......................................................................................................................................... 3
Transfer agent fees - Class R4 .......................................................................................................................................... 11
Transfer agent fees - Class R5 .......................................................................................................................................... 7
Transfer agent fees - Class S ............................................................................................................................................. 44
Professional fees ............................................................................................................................................................... 26
Registration fees ............................................................................................................................................................... 4 9
Shareholder servicing fees - Class C ................................................................................................................................. 105
Shareholder servicing fees - Class R4 ............................................................................................................................... 14
Shareholder servicing fees - Class R5 ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 17
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 1,26 9
Expense reductions ........................................................................................................................................................... (37 4 )
Net expenses .................................................................................................................................................................................
895
Net investment income (loss) ........................................................................................................................................................
4,031
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,271
Investments in affiliated funds .......................................................................................................................................... 11,026
Futures contracts .............................................................................................................................................................. (5,079)
Options written ................................................................................................................................................................. 274
Foreign currency exchange contracts ................................................................................................................................ (529)
Credit default swap contracts ............................................................................................................................................ (2,225)
Foreign currency-related transactions ............................................................................................................................... (21)
Capital gain distributions from affiliated funds ................................................................................................................. 5,101
Net realized gain (loss) ..................................................................................................................................................................
11,818
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 3,945
Investments in affiliated funds .......................................................................................................................................... 10,540
Futures contracts .............................................................................................................................................................. 2,217
Foreign currency exchange contracts ................................................................................................................................ 297
Credit default swap contracts ............................................................................................................................................ (180)
Foreign currency-related transactions ............................................................................................................................... (50)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 16,769
Net realized and unrealized gain (loss) ......................................................................................................................................... 28,587
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 32,618

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 29
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,031 $ 5,488
Net realized gain (loss) ...................................................................................................................... 11,818 4,159
Net change in unrealized appreciation (depreciation) ....................................................................... 16,769 (24,191)
Net increase (decrease) in net assets from operations ............................................................................. 32,618 (14,544)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,168) (4,494)
Class C .......................................................................................................................................... (830) (4,206)
Class E(1) ...................................................................................................................................... — (199)
Class R1 ........................................................................................................................................ (34) (139)
Class R4 ........................................................................................................................................ (131) (582)
Class R5 ........................................................................................................................................ (76) (305)
Class S ........................................................................................................................................... (555) (2,329)
Net decrease in net assets from distributions .......................................................................................... (2,794) (12,254)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (34,407) (65,870)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(4,583) (92,668)
Net Assets
Beginning of period .................................................................................................................................
247,810 340,478
End of period ..........................................................................................................................................
$ 243,227 $ 247,810

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Moderate Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 301 $ 3,166 911 $ 8,990
Proceeds from reinvestment of distributions 113 1,162 441 4,463
Payments for shares redeemed (858) (8,950) (2,804) (27,052)
Net increase (decrease)
(444) (4,622) (1,452) (13,599)
Class C
Proceeds from shares sold 144 1,459 415 3,923
Proceeds from reinvestment of distributions 83 828 425 4,202
Payments for shares redeemed (1,540) (15,650) (3,567) (33,946)
Net increase (decrease)
(1,313) (13,363) (2,727) (25,821)
Class E(1)
Proceeds from shares sold — — 44 429
Proceeds from reinvestment of distributions — — 20 199
Payments for shares redeemed — — (647) (6,320)
Net increase (decrease)
— — (583) (5,692)
Class R1
Proceeds from shares sold 10 111 64 644
Proceeds from reinvestment of distributions 3 34 14 139
Payments for shares redeemed (81) (838) (136) (1,388)
Net increase (decrease)
(68) (693) (58) (605)
Class R4
Proceeds from shares sold 101 1,070 191 1,873
Proceeds from reinvestment of distributions 13 131 58 582
Payments for shares redeemed (305) (3,183) (673) (6,702)
Net increase (decrease)
(191) (1,982) (424) (4,247)
Class R5
Proceeds from shares sold 46 484 114 1,108
Proceeds from reinvestment of distributions 7 76 30 305
Payments for shares redeemed (67) (702) (486) (4,876)
Net increase (decrease)
(14) (142) (342) (3,463)
Class S
Proceeds from shares sold 184 1,943 1,161 11,331
Proceeds from reinvestment of distributions 53 552 227 2,313
Payments for shares redeemed (1,525) (16,100) (2,693) (26,087)
Net increase (decrease)
(1,288) (13,605) (1,305) (12,443)
Total increase (decrease)
(3,318) $ (34,407) (6,891) $ (65,870)
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 9.59 .18 1.15 1.33 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
October 31, 2016 11.58 .27 .25 .52 (.30) (1.17)
Class C
April 30, 2021* 9.32 .13 1.12 1.25 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
October 31, 2016 11.46 .19 .25 .44 (.22) (1.17)
Class R1
April 30, 2021* 9.70 .19 1.16 1.35 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
October 31, 2016 11.62 .34 .21 .55 (.32) (1.17)
Class R4
April 30, 2021* 9.61 .19 1.14 1.33 (.12) —
October 31, 2020 10.43 .22 (.64) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
October 31, 2016 11.59 .28 .24 .52 (.30) (1.17)
Class R5
April 30, 2021* 9.63 .16 1.15 1.31 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
October 31, 2016 11.64 .25 .25 .50 (.27) (1.17)
Class S
April 30, 2021* 9.68 .20 1.14 1.34 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)
October 31, 2016 11.62 .29 .24 .53 (.31) (1.17)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c )
(.12) 10.80 13.91 103,015 .80 .49 1 . 72 48
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(1.47) 10.63 5.29 182,049 .74 .49 2.58 34
(.10) 10.47 13.44 80,376 1.55 1.24 1 . 2 8 48
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(1.39) 10.51 4.53 225,204 1.49 1.24 1.83 34
(.12) 10.93 14.03 2,876 .55 .24 1 .8 2 48
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(1.49) 10.68 5.60 20,069 .49 .24 3.23 34
(.12) 10.82 13.88 10,670 .80 .49 1 . 78 48
(.40) 9.61 (4.25) 11,316 .79 .49 2.24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(1.47) 10.64 5.26 27,183 .74 .49 2.64 34
(.11) 10.83 13.67 7,588 1.05 .74 1 . 57 48
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(1.44) 10.70 5.06 17,668 .99 .74 2.39 34
(.12) 10.90 13.93 38,702 .55 .32 1 . 88 48
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52
(.38) 10.48 8.62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13
(1.48) 10.67 5.43 104,034 .49 .32 2.77 34

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 8, 547
Distribution fees 73,051
Shareholder servicing fees 20,545
Transfer agent fees 26,713
Trustee fees 2,265
$ 131, 121
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 4,743 $ 985 $ 5,749 $ (469) $ 490 $ — $ 983 $ —
Global Real Estate Securities Fund — 7,312 131 1 102 7,284 — —
Multifactor U.S. Equity Fund 16,117 2,516 4,567 420 3,674 18,160 119 321
U.S. Small Cap Equity Fund 16,052 589 14,498 5,807 1,677 9,627 113 —
Multifactor Bond Fund 33,440 3,271 1,414 (8) (1,249) 34,040 680 448
Strategic Bond Fund 23,826 59,314 1,288 (13) (1,567) 80,272 824 673
Unconstrained Total Return Fund 66,847 1,552 64,596 (244) 1,306 4,865 1,095 —
Emerging Markets Fund 11,774 358 9,988 3,532 (863) 4,813 94 —
Global Equity Fund 16,094 32,917 5,233 665 238 44,681 378 3,659
Multifactor International Equity Fund 13,830 844 8,798 573 3,173 9,622 308 —
Multi-Strategy Income Fund 28,449 1,588 10,125 762 3,559 24,233 328 —
U.S. Cash Management Fund 10,817 30,135 39,452 — — 1,500 4 —
$ 241,989 $ 141,381 $ 165,839 $ 11,026 $ 10,540 $ 239,097 $ 4,926 $ 5,101
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 219,327,099 $ 22,647,303 $ (1,457,233) $ 21,190,070

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Balanced Strategy Fund 35
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,223.50 $ 1,022.46
Expenses Paid During Period* $ 2.59 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,220.30 $ 1,018.74
Expenses Paid During Period* $ 6.72 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,224.70 $ 1,023.51
Expenses Paid During Period* $ 1.43 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
36 Balanced Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,223.60 $ 1,022.27
Expenses Paid During Period* $ 2.81 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,222.70 $ 1,021.03
Expenses Paid During Period* $ 4.19 $ 3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,224.60 $ 1,023.21
Expenses Paid During Period* $ 1.77 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 98.4%
Alternative - 4.0%
Global Real Estate Securities Fund Class Y 1,238,165 44,153
Domestic Equities - 16.6%
Multifactor U.S. Equity Fund Class Y 8,370,047 137,771
U.S. Small Cap Equity Fund Class Y 1,144,638 43,679
181,450
Fixed Income - 30.2%
Strategic Bond Fund Class Y 28,634,204 308,963
Unconstrained Total Return Fund Class Y 2,297,275 22,077
331,040
International Equities - 39.6%
Emerging Markets Fund Class Y 1,200,160 27,340
Global Equity Fund Class Y 38,141,313 351,662
Multifactor International Equity Fund Class Y 5,118,517 54,512
433,514
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 8,046,051 88,025
Total Investments in Affiliated Funds
(cost $966,555) 1,078,182
Options Purchased - 1.1%
(Number of Contracts)
FTSE 100 Index
Morgan Stanley Dec 2021 6,400.00 Call (1,394) GBP 89,216 (ÿ)
12,595
Total Options Purchased
(cost $8,458) 12,595
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 1,788,875 (∞)
1,789
Total Short-Term Investments
(cost $1,789) 1,789
Total Investments - 99.7%
(identified cost $976,802) 1,092,566
Other Assets and Liabilities, Net - 0.3%
3,250
Net Assets - 100.0%
1,095,816

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
FTSE 100 Index Futures 174 GBP 12,071 06/21 25
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 25
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 11,251 CAD 14,103 06/16/21 224
Royal Bank of Canada CAD 3,526 USD 2,794 06/16/21 (75)
Royal Bank of Canada EUR 3,794 USD 4,526 06/16/21 (39)
Standard Chartered CAD 3,526 USD 2,788 06/16/21 (80)
Standard Chartered EUR 3,794 USD 4,518 06/16/21 (47)
Toronto Dominion Bank CAD 3,526 USD 2,787 06/16/21 (82)
Toronto Dominion Bank EUR 3,794 USD 4,519 06/16/21 (47)
UBS USD 18,184 EUR 15,176 06/16/21 77
UBS CAD 3,526 USD 2,789 06/16/21 (80)
UBS EUR 3,794 USD 4,518 06/16/21 (47)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (196)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Purchase USD 43,900 (5.000%)
(2)
06/20/26 (3,740) (836) (4,576)
Total Open Credit Indices Contracts (å) (3,740) (836) (4,576)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 1,078,182 $ — $ — $ — $ 1,078,182 98.4
Options Purchased 12,595 — —
—
12,595 1.1
Short-Term Investments — — —
1,789
1,789 0.2
Total Investments 1,090,777 — — 1,789 1,092,566 99.7
Other Assets and Liabilities, Net
0.3
100.0

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 39
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 25 — — — 25 —
*
Foreign Currency Exchange Contracts — 301 — — 301 —
*
'
Liabilities
Foreign Currency Exchange Contracts — (497) — — (497) (—)
*
Credit Default Swap Contracts — (4,576) — — (4,576) (0.4)
Total Other Financial Instruments
**
$ 25 $ (4,772) $ — $ — $ (4,747)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
40 Balanced Strategy Fund
Russell Investment Company
Balanced Strategy Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 12 , 595 $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 301
Variation margin on futures contracts** 25 — —
Total
$ 12 , 62 0 $ — $ 301
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ — $ 497
Credit default swap contracts, at fair value — 4,576 —
Total
$ — $ 4,576 $ 497
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 18,701 $ — $ — $ —
Futures contracts 1,202 — — (6,171)
Options written 1,161 — — —
Credit default swap contracts — (5,286) — —
Foreign currency exchange contracts — — (3,690) —
Total
$ 21,064 $ (5,286) $ (3,690) $ (6,171)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 18,445 $ — $ — $ —
Futures contracts 8,452 — — 288
Credit default swap contracts — (302) — —
Foreign currency exchange contracts — — 1,184 —
Total
$ 26,897 $ (302) $ 1,184 $ 288
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 41
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 12,595 $ — $ 12,595
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 301 — 301
Total Financial and Derivative Assets
12,896 — 12,896
Financial and Derivative Assets not subject to a netting agreement
(12,596) — (12,596)
Total Financial and Derivative Assets subject to a netting agreement
$ 300 $ — $ 300
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Royal Bank of Canada
$ 223 $ 114 $ — $ 109
UBS
77 77 — —
Total
$ 300 $ 191 $ — $ 109

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 497 $ — $ 497
Credit Default Swap Contracts Credit default swap contracts, at fair value 4,576 — 4,576
Total Financial and Derivative Liabilities
5,073 — 5,073
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,073 $ — $ 5,073
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 4,576 $ — $ 4,576 $ —
Royal Bank of Canada 114 114 — —
Standard Chartered 127 — — 127
Toronto Dominion Bank 128 — — 128
UBS 128 77 — 5 1
Total
$ 5,073 $ 191 $ 4,576 $ 30 6
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 43
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 976,802
Investments, at fair value(>) ...........................................................................................................................................................
1,092,566
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 301
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 649
Fund shares sold ................................................................................................................................................................ 583
From broker(a)(b) ............................................................................................................................................................... 8,272
Variation margin on futures contracts ................................................................................................................................. 26
Prepaid expenses ........................................................................................................................................................................... 8
Total assets .................................................................................................................................................
1,102,407
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 780
Accrued fees to affiliates .................................................................................................................................................... 608
Other accrued expenses ..................................................................................................................................................... 130
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 497
Credit default swap contracts, at fair value(+) ................................................................................................................................ 4,576
Total liabilities .............................................................................................................................................
6,591
Net Assets ............................................................................................................................................................
$ 1,095,816

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 221,564
Shares of beneficial interest ...........................................................................................................................................................
920
Additional paid-in capital ..............................................................................................................................................................
873,332
Net Assets ............................................................................................................................................................
$ 1,095,816
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.02
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.75
Class A — Net assets ............................................................................................................................................................. $ 473,739,235
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 39,400,907
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.61
Class C — Net assets ............................................................................................................................................................. $ 362,267,149
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 31,212,143
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 12.23
Class R1 — Net assets ........................................................................................................................................................... $ 20,022,291
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 1,637,080
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 12.06
Class R4 — Net assets ........................................................................................................................................................... $ 43,153,531
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,577,256
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 12.04
Class R5 — Net assets ........................................................................................................................................................... $ 33,026,285
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,742,924
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.22
Class S — Net assets ............................................................................................................................................................. $ 163,607,447
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,386,572
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (3,740)
(>)     Investments in affiliated funds $ 1,079,971
(a)     Receivable from Broker for Futures $ 1,402
(b)     Receivable from Broker for Swaps $ 6,870
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 45
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 36,996
Expenses
Advisory fees .................................................................................................................................................................... 1,089
Administrative fees ........................................................................................................................................................... 231
Custodian fees ................................................................................................................................................................... 38
Distribution fees - Class A ................................................................................................................................................ 579
Distribution fees - Class C ................................................................................................................................................ 1,362
Distribution fees - Class R5 .............................................................................................................................................. 40
Transfer agent fees - Class A ............................................................................................................................................ 463
Transfer agent fees - Class C ............................................................................................................................................. 363
Transfer agent fees - Class R1 .......................................................................................................................................... 19
Transfer agent fees - Class R4 .......................................................................................................................................... 42
Transfer agent fees - Class R5 .......................................................................................................................................... 32
Transfer agent fees - Class S ............................................................................................................................................. 170
Professional fees ............................................................................................................................................................... 53
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ................................................................................................................................. 454
Shareholder servicing fees - Class R4 ............................................................................................................................... 52
Shareholder servicing fees - Class R5 ............................................................................................................................... 40
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ...................................................................................................................................................................... 58
Miscellaneous ................................................................................................................................................................... 13
Expenses before reductions .............................................................................................................................................. 5,179
Expense reductions ........................................................................................................................................................... (1,349)
Net expenses .................................................................................................................................................................................
3,830
Net investment income (loss) ........................................................................................................................................................
33,166
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 18,701
Investments in affiliated funds .......................................................................................................................................... 44,178
Futures contracts .............................................................................................................................................................. (4,969)
Options written ................................................................................................................................................................. 1,161
Foreign currency exchange contracts ................................................................................................................................ (3,690)
Credit default swap contracts ............................................................................................................................................ (5,286)
Foreign currency-related transactions ............................................................................................................................... (148)
Capital gain distributions from affiliated funds ................................................................................................................. 39,601
Net realized gain (loss) ..................................................................................................................................................................
89,548
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 18,445
Investments in affiliated funds .......................................................................................................................................... 66,758
Futures contracts .............................................................................................................................................................. 8,740
Foreign currency exchange contracts ................................................................................................................................ 1,184
Credit default swap contracts ............................................................................................................................................ (302)
Foreign currency-related transactions ............................................................................................................................... (207)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 94,618
Net realized and unrealized gain (loss) ......................................................................................................................................... 184,166
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 217,332

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 33,166 $ 29,600
Net realized gain (loss) ...................................................................................................................... 89,548 8,822
Net change in unrealized appreciation (depreciation) ....................................................................... 94,618 (127,151)
Net increase (decrease) in net assets from operations ............................................................................. 217,332 (88,729)
Distributions
To shareholders
Class A .......................................................................................................................................... (5,012) (23,789)
Class C .......................................................................................................................................... (2,893) (18,674)
Class E(1) ...................................................................................................................................... — (331)
Class R1 ........................................................................................................................................ (215) (884)
Class R4 ........................................................................................................................................ (445) (2,251)
Class R5 ........................................................................................................................................ (307) (1,506)
Class S ........................................................................................................................................... (1,869) (11,771)
Net decrease in net assets from distributions .......................................................................................... (10,741) (59,206)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (126,276) (272,769)
Total Net Increase (Decrease) in Net Assets ..........................................................................
80,315 (420,704)
Net Assets
Beginning of period .................................................................................................................................
1,015,501 1,436,205
End of period ..........................................................................................................................................
$ 1,095,816 $ 1,015,501

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 47
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,566 $ 17,781 2,279 $ 23,573
Proceeds from reinvestment of distributions 432 4,983 2,255 23,658
Payments for shares redeemed (4,805) (54,813) (11,647) (117,842)
Net increase (decrease)
(2,807) (32,049) (7,113) (70,611)
Class C
Proceeds from shares sold 413 4,587 1,113 11,069
Proceeds from reinvestment of distributions 258 2,887 1,818 18,632
Payments for shares redeemed (5,281) (58,106) (12,206) (121,037)
Net increase (decrease)
(4,610) (50,632) (9,275) (91,336)
Class E (1)
Proceeds from shares sold — — 32 322
Proceeds from reinvestment of distributions — — 31 331
Payments for shares redeemed — — (827) (8,297)
Net increase (decrease)
— — (764) (7,644)
Class R1
Proceeds from shares sold 96 1,127 198 2,076
Proceeds from reinvestment of distributions 18 215 83 884
Payments for shares redeemed (146) (1,643) (304) (3,175)
Net increase (decrease)
(32) (301) (23) (215)
Class R4
Proceeds from shares sold 165 1,895 366 3,720
Proceeds from reinvestment of distributions 38 445 213 2,251
Payments for shares redeemed (533) (6,050) (1,754) (17,983)
Net increase (decrease)
(330) (3,710) (1,175) (12,012)
Class R5
Proceeds from shares sold 134 1,541 342 3,503
Proceeds from reinvestment of distributions 27 307 143 1,505
Payments for shares redeemed (460) (5,206) (984) (10,366)
Net increase (decrease)
(299) (3,358) (499) (5,358)
Class S
Proceeds from shares sold 546 6,376 2,449 25,307
Proceeds from reinvestment of distributions 159 1,862 1,096 11,718
Payments for shares redeemed (3,836) (44,464) (12,055) (122,618)
Net increase (decrease)
(3,131) (36,226) (8,510) (85,593)
Total increase (decrease)
(11,209) $ (126,276) (27,359) $ (272,769)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2021* 9.93 .37 1.84 2.21 (.12) — —
October 31, 2020 11.08 .27 (.9 2 ) (.65 ) (.23) (.27) —
October 31, 2019 10.77 .30 .56 .86 (.45) — (.10)
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.41 .21 1.08 1.29 (.18) (.65) —
October 31, 2016 12.07 .25 .23 .48 (.26) (.88) —
Class C
April 30, 2021* 9.59 .29 1.82 2.11 (.09) — —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27) —
October 31, 2019 10.50 .22 .54 .76 (.43) — (.09 )
October 31, 2018 11.61 .24 (.71) (.47) (.27) (.37) —
October 31, 2017 11.22 .12 1.06 1.18 (.14) (.65) —
October 31, 2016 11.89 .16 .23 .39 (.18) (.88) —
Class R1
April 30, 2021* 10.10 .40 1.86 2.26 (.13) — —
October 31, 2020 11.26 .29 (.9 3 ) (.6 4 ) (.25) (.27) —
October 31, 2019 10.92 .35 .54 .89 (.45) — (.10)
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37) —
October 31, 2017 11.54 .34 .99 1.33 (.20) (.65) —
October 31, 2016 12.20 .30 .20 .50 (.28) (.88) —
Class R4
April 30, 2021* 9.96 .37 1.85 2.22 (.12) — —
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27) —
October 31, 2019 10.80 .31 .55 .86 (.45) — (.09 )
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.44 .21 1.08 1.29 (.18) (.65) —
October 31, 2016 12.10 .25 .22 .47 (.25) (.88) —
Class R5
April 30, 2021* 9.95 .35 1.85 2.20 (.11) — —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27) —
October 31, 2019 10.81 .27 .57 .84 (.44) — (.10)
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37) —
October 31, 2017 11.47 .19 1.07 1.26 (.16) (.65) —
October 31, 2016 12.13 .22 .22 .44 (.22) (.88) —
Class S
April 30, 2021* 10.09 .38 1.88 2.26 (.13) — —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27) —
October 31, 2019 10.91 .34 .55 .89 (.45) — (.10)
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37) —
October 31, 2017 11.54 .22 1.10 1.32 (.20) (.65) —
October 31, 2016 12.19 .27 .24 .51 (.28) (.88) —
Class T
October 31, 2017(1) 11.54 — .39 .39 (.01) — —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.12) 12.02 22.35 473,739 .74 .47 3.19 55
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.55) 11.08 8.58 546,705 .73 .47 2.86 11
(.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
(.83) 11.87 12.05 761,954 .73 .46 1.83 33
(1.14) 11.41 4.56 808,160 .72 .44 2.24 16
(.09) 11.61 22.03 362,268 1.49 1.22 2.65 55
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
(.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
(.79) 11.61 11.13 788,531 1.48 1.21 1.11 33
(1.06) 11.22 3.80 910,762 1.47 1.19 1.47 16
(.13) 12.23 22.47 20,022 .49 .26 3.41 55
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.55) 11.26 8.81 19,058 .48 .26 3.24 11
(.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
(.85) 12.02 12.24 44,666 .47 .26 3.00 33
(1.16) 11.54 4.70 124,091 .47 .26 2.68 16
(.12) 12.06 22.36 43,154 .74 .51 3.20 55
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.54) 11.12 8.64 56,506 .73 .51 2.89 11
(.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
(.83) 11.90 11.94 75,481 .73 .51 1.88 33
(1.13) 11.44 4.46 115,400 .72 .51 2.25 16
(.11) 12.04 22.27 33,026 .99 .76 3.02 55
(.47) 9.95 (6.4 1) 30,254 .98 .76 2.2 8 37
(.54) 11.11 8.36 39,329 .98 .76 2.52 11
(.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
(.81) 11.92 11.68 58,230 .98 .76 1.63 33
(1.10) 11.47 4.18 73,055 .97 .76 2.00 16
(.13) 12.22 22.46 163,607 .49 .32 3.26 55
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37
(.55) 11.25 8.79 281,677 .48 .31 3.10 11
(.72) 10.91 (3.37) 326,777 .47 .32 3.10 11
(.85) 12.01 12.11 411,791 .48 .32 1.94 33
(1.16) 11.54 4.73 404,463 .47 .32 2.43 16
(.01) 11.92 3.39 103 .73 .47 .01 33

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 35,416
Administration fees 38,336
Distribution fees 328,282
Shareholder servicing fees 90,301
Transfer agent fees 106,813
Trustee fees 8,790
$ 607,938
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 19,481 $ 4,522 $ 23,852 $ (3,647) $ 3,496 $ — $ 4,406 $ —
Global Real Estate Securities Fund 18,899 23,525 3,767 (207) 5,703 44,153 135 —
Multifactor U.S. Equity Fund 76,246 56,456 15,102 1,030 19,141 137,771 592 1,551
U.S. Dynamic Equity Fund 37,986 17,856 50,091 (4,093) (1,658) — 16,108 1,071
U.S. Small Cap Equity Fund 57,047 3,125 44,067 12,886 14,688 43,679 414 —
Multifactor Bond Fund 29,335 3,530 31,830 256 (1,291) — 596 392
Strategic Bond Fund 117,190 203,244 3,537 (79) (7,855) 308,963 4,082 3,306
Unconstrained Total Return Fund 176,307 13,966 170,936 (2,345) 5,085 22,077 2,923 —
Emerging Markets Fund 57,947 2,789 46,784 27,614 (14,226) 27,340 476 —
Global Equity Fund 142,974 232,299 32,394 2,777 6,006 351,662 3,437 33,281
Multifactor International Equity Fund 114,187 8,349 100,328 8,143 24,161 54,512 2,616 —
Multi-Strategy Income Fund 97,297 7,944 32,567 1,843 13,508 88,025 1,193 —
U.S. Cash Management Fund 39,317 189,502 227,030 — — 1,789 18 —
$ 984,213 $ 767,107 $ 782,285 $ 44,178 $ 66,75 8 $ 1,079,971 $ 36,996 $ 39,601
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 980,520,319 $ 111,780,182 $ (4,236,483) $ 107,543,699

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Growth Strategy Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,291.80 $ 1,021.97
Expenses Paid During Period* $ 3.24 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,286.70 $ 1,018.25
Expenses Paid During Period* $ 7.48 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,293.60 $ 1,023.46
Expenses Paid During Period* $ 1.54 $ 1.35
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
52 Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,291.30 $ 1,022.22
Expenses Paid During Period* $ 2.95 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,290.00 $ 1,020.98
Expenses Paid During Period* $ 4.37 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,293.70 $ 1,023.21
Expenses Paid During Period* $ 1.82 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 53
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 99.3%
Alternative - 5.1%
Global Real Estate Securities Fund Class Y 1,314,750 46,884
Domestic Equities - 22.8%
Multifactor U.S. Equity Fund Class Y 10,522,607 173,202
U.S. Small Cap Equity Fund Class Y 971,857 37,086
210,288
Fixed Income - 11.2%
Strategic Bond Fund Class Y 7,811,841 84,289
Unconstrained Total Return Fund Class Y 1,950,523 18,745
103,034
International Equities - 50.1%
Emerging Markets Fund Class Y 815,515 18,577
Global Equity Fund Class Y 41,534,115 382,945
Multifactor International Equity Fund Class Y 5,649,651 60,169
461,691
Multi-Asset - 10.1%
Multi-Asset Growth Strategy Fund Class Y 8,369,169 93,484
Total Investments in Affiliated Funds
(cost $805,935) 915,381
Short-Term Investments - 0.3%
U.S. Cash Management Fund(@) 3,219,883 (∞)
3,219
Total Short-Term Investments
(cost $3,219) 3,219
Total Investments - 99.6%
(identified cost $809,154) 918,600
Other Assets and Liabilities, Net - 0.4%
3,719
Net Assets - 100.0%
922,319

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 291 GBP 20,188 06/21 833
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 833
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 5,089 CAD 6,379 06/16/21 101
Royal Bank of Canada CAD 1,595 USD 1,264 06/16/21 (34)
Royal Bank of Canada EUR 3,188 USD 3,804 06/16/21 (33)
Standard Chartered CAD 1,595 USD 1,261 06/16/21 (36)
Standard Chartered EUR 3,188 USD 3,797 06/16/21 (39)
Toronto Dominion Bank CAD 1,595 USD 1,261 06/16/21 (37)
Toronto Dominion Bank EUR 3,188 USD 3,797 06/16/21 (39)
UBS USD 15,281 EUR 12,754 06/16/21 65
UBS CAD 1,595 USD 1,261 06/16/21 (36)
UBS EUR 3,188 USD 3,797 06/16/21 (40)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (128)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Purchase USD 35,900 (5.000%)
(2)
06/20/26 (3,044) (698) (3,742)
Total Open Credit Indices Contracts (å) (3,044) (698) (3,742)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 915,381 $ — $ — $ — $ 915,381 99. 3
Short-Term Investments — — —
3,219
3,219 0.3
Total Investments 915,381 — — 3,219 918,600 99. 6
Other Assets and Liabilities, Net
0.4
100.0

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 833 — — — 833 0.1
Foreign Currency Exchange Contracts — 166 — — 166 —
*
'
Liabilities
Foreign Currency Exchange Contracts — (294) — — (294) (—)
*
Credit Default Swap Contracts — (3,742) — — (3,742) (0.4)
Total Other Financial Instruments
**
$ 833 $ (3,870) $ — $ — $ (3,037)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
56 Growth Strategy Fund
Russell Investment Company
Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 166
Variation margin on futures contracts* 833 — —
Total
$ 833 $ — $ 166
Location: Statement of Assets and Liabilities - Liabilities
Unrealized de preciation on foreign currency exchange contracts $ — $ — $ 294
Credit default swap contracts, at fair value — 3,742 —
Total
$ — $ 3,742 $ 294
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 14,3 30 $ — $ — $ —
Futures contracts 7,440 — — (4,146)
Options written 917 — — —
Credit default swap contracts — (2,753) — —
Foreign currency exchange contracts — — (2,624) —
Total
$ 22 , 687 $ (2,753) $ (2,624) $ (4,146)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 5,915 $ — $ — $ —
Futures contracts 9,598 — — 192
Credit default swap contracts — (399) — —
Foreign currency exchange contracts — — 926 —
Total
$ 15,513 $ (399) $ 926 $ 192
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 57
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 166 $ — $ 166
Total Financial and Derivative Assets
166 — 166
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 166 $ — $ 166
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Royal Bank of Canada
$ 101 $ 67 $ — $ 34
UBS
65 65 — —
Total
$ 166 $ 132 $ — $ 34

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 294 $ — $ 294
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,742 — 3,742
Total Financial and Derivative Liabilities
4,036 — 4,036
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,036 $ — $ 4,036
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3,742 $ — $ 3,742 $ —
Royal Bank of Canada 67 67 — —
Standard Chartered 76 — — 76
Toronto Dominion Bank 75 — — 75
UBS 76 65 — 11
Total
$ 4,036 $ 132 $ 3,742 $ 16 2
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 59
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 809,154
Investments, at fair value(>) ...........................................................................................................................................................
918,600
Cash ............................................................................................................................................................................................... 27
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 166
Receivables:
Dividends and interest ....................................................................................................................................................... 10
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 459
Fund shares sold ................................................................................................................................................................ 306
From broker(a)(b) ............................................................................................................................................................... 7,623
Variation margin on futures contracts ................................................................................................................................. 834
Prepaid expenses ........................................................................................................................................................................... 7
Total assets .................................................................................................................................................
928,033
Liabilities
Payables:
Due to broker ( c ) ................................................................................................................................................................ 372
Fund shares redeemed ....................................................................................................................................................... 676
Accrued fees to affiliates .................................................................................................................................................... 531
Other accrued expenses ..................................................................................................................................................... 99
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 294
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,742
Total liabilities .............................................................................................................................................
5,714
Net Assets ............................................................................................................................................................
$ 922,319

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Growth Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 221,665
Shares of beneficial interest ...........................................................................................................................................................
68 2
Additional paid-in capital ..............................................................................................................................................................
699,97 2
Net Assets ............................................................................................................................................................
$ 922,319
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 13.67
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 14.50
Class A — Net assets ............................................................................................................................................................. $ 420,119,753
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 30,731,087
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.96
Class C — Net assets ............................................................................................................................................................. $ 257,262,433
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 19,851,278
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 13.94
Class R1 — Net assets ........................................................................................................................................................... $ 8,046,232
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 577,047
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 13.74
Class R4 — Net assets ........................................................................................................................................................... $ 44,401,655
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,230,872
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 13.68
Class R5 — Net assets ........................................................................................................................................................... $ 28,494,433
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,082,216
Net asset value per share: Class S(#) .............................................................................................................................................. $ 13.93
Class S — Net assets ............................................................................................................................................................. $ 163,994,183
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,774,480
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (3,044)
(>)     Investments in affiliated funds $ 918,600
(a)     Receivable from Broker for Futures $ 2,005
(b)     Receivable from Broker for Swaps $ 5,618
(c)      Due to Broker for Options $ 372
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 61
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 40,772
Expenses
Advisory fees .................................................................................................................................................................... 889
Administrative fees ........................................................................................................................................................... 189
Custodian fees ................................................................................................................................................................... 36
Distribution fees - Class A ................................................................................................................................................ 500
Distribution fees - Class C ................................................................................................................................................ 94 1
Distribution fees - Class R5 .............................................................................................................................................. 34
Transfer agent fees - Class A ............................................................................................................................................ 400
Transfer agent fees - Class C ............................................................................................................................................. 251
Transfer agent fees - Class R1 .......................................................................................................................................... 7
Transfer agent fees - Class R4 .......................................................................................................................................... 43
Transfer agent fees - Class R5 .......................................................................................................................................... 27
Transfer agent fees - Class S ............................................................................................................................................. 16 1
Professional fees ............................................................................................................................................................... 44
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ................................................................................................................................. 314
Shareholder servicing fees - Class R4 ............................................................................................................................... 54
Shareholder servicing fees - Class R5 ............................................................................................................................... 34
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 53
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 4,059
Expense reductions ........................................................................................................................................................... (780)
Net expenses .................................................................................................................................................................................
3,279
Net investment income (loss) ........................................................................................................................................................
37,493
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,3 3 0
Investments in affiliated funds .......................................................................................................................................... 33,4 49
Futures contracts .............................................................................................................................................................. 3,294
Options written ................................................................................................................................................................. 917
Foreign currency exchange contracts ................................................................................................................................ (2,624)
Credit default swap contracts ............................................................................................................................................ (2,753)
Foreign currency-related transactions ............................................................................................................................... (112)
Capital gain distributions from affiliated funds ................................................................................................................. 31,143
Net realized gain (loss) ..................................................................................................................................................................
77,644
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 5,915
Investments in affiliated funds .......................................................................................................................................... 89,992
Futures contracts .............................................................................................................................................................. 9,790
Foreign currency exchange contracts ................................................................................................................................ 926
Credit default swap contracts ............................................................................................................................................ (399)
Foreign currency-related transactions ............................................................................................................................... 389
Net change in unrealized appreciation (depreciation) ................................................................................................................... 106,613
Net realized and unrealized gain (loss) ......................................................................................................................................... 184,257
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 221,750

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 37,493 $ 2 0 , 66 7
Net realized gain (loss) ...................................................................................................................... 77,64 4 2, 206
Net change in unrealized appreciation (depreciation) ....................................................................... 106,61 3 (92, 344 )
Net increase (decrease) in net assets from operations ............................................................................. 221,750 (69,471)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,103) (29,753)
Class C .......................................................................................................................................... (439) (20,884)
Class E(1) ...................................................................................................................................... — (505)
Class R1 ........................................................................................................................................ (24) (553)
Class R4 ........................................................................................................................................ (122) (3,664)
Class R5 ........................................................................................................................................ (65) (1,888)
Class S ........................................................................................................................................... (492) (11,300)
Net decrease in net assets from distributions .......................................................................................... (2,245) (68,547)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (89,625) (132,808)
Total Net Increase (Decrease) in Net Assets ..........................................................................
129,880 (270,826)
Net Assets
Beginning of period .................................................................................................................................
792,439 1,063,265
End of period ..........................................................................................................................................
$ 922,319 $ 792,439

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 63
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 979 $ 12,302 2,472 $ 27,355
Proceeds from reinvestment of distributions 83 1,095 2,557 29,603
Payments for shares redeemed (3,239) (40,754) (9,537) (102,522)
Net increase (decrease)
(2,177) (27,357) (4,508) (45,564)
Class C
Proceeds from shares sold 307 3,724 991 10,410
Proceeds from reinvestment of distributions 36 439 1,869 20,808
Payments for shares redeemed (2,952) (35,438) (8,991) (93,245)
Net increase (decrease)
(2,609) (31,275) (6,131) (62,027)
Class E(1)
Proceeds from shares sold — — 21 229
Proceeds from reinvestment of distributions — — 43 505
Payments for shares redeemed — — (693) (7,424)
Net increase (decrease)
— — (629) (6,690)
Class R1
Proceeds from shares sold 47 638 78 867
Proceeds from reinvestment of distributions 2 24 47 553
Payments for shares redeemed (113) (1,392) (125) (1,448)
Net increase (decrease)
(64) (730) ( — )** (28)
Class R4
Proceeds from shares sold 100 1,295 322 3,477
Proceeds from reinvestment of distributions 9 122 315 3,664
Payments for shares redeemed (730) (9,105) (1,509) (16,728)
Net increase (decrease)
(621) (7,688) (872) (9,587)
Class R5
Proceeds from shares sold 95 1,211 204 2,208
Proceeds from reinvestment of distributions 5 65 162 1,888
Payments for shares redeemed (214) (2,697) (819) (9,308)
Net increase (decrease)
(114) (1,421) (453) (5,212)
Class S
Proceeds from shares sold 620 8,113 5,260 54,594
Proceeds from reinvestment of distributions 36 492 962 11,262
Payments for shares redeemed (2,302) (29,759) (6,460) (69,556)
Net increase (decrease)
(1,646) (21,154) (238) (3,700)
Total increase (decrease)
(7,231) $ (89,625) (1 2,831 ) $ (13 2,808 )
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2021* 10.62 .55 2.54 3.09 (.03) (.01) —
October 31, 2020 12.18 .28 (1.02) (.74) (.22) (.60) — ( h )
October 31, 2019 12.04 .33 .54 .87 (.60) (.13) —
October 31, 2018 13.16 .40 (.74) (.34) (.36) (.42) —
October 31, 2017 11.88 .17 1.66 1.83 (.24) (.31) —
October 31, 2016 11.68 .21 .19 .40 (.20) — —
Class C
April 30, 2021* 10.09 .45 2.44 2.89 (.01) (.01) —
October 31, 2020 11.63 .17 (.95) (.78) (.16) (.60) — ( h )
October 31, 2019 11.59 .22 .53 .75 (.58) (.13) —
October 31, 2018 12.72 .29 (.71) (.42) (.29) (.42) —
October 31, 2017 11.54 .08 1.61 1.69 (.20) (.31) —
October 31, 2016 11.36 .11 .19 .30 (.12) — —
Class R1
April 30, 2021* 10.82 .60 2.5 6 3.1 6 (.03) (.01) —
October 31, 2020 12.40 .31 (1.04) (.73) (.25) (.60) — ( h )
October 31, 2019 12.22 .43 .49 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.75) (.30) (.39) (.42) —
October 31, 2017 12.02 .32 1.56 1.88 (.26) (.31) —
October 31, 2016 11.81 .26 .18 .44 (.23) — —
Class R4
April 30, 2021* 10.67 .55 2.56 3.11 (.03) (.01) —
October 31, 2020 12.24 .29 (1.04) (.75) (.22) (.60) — ( h )
October 31, 2019 12.09 .34 .54 .88 (.60) (.13) —
October 31, 2018 13.21 .41 (.74) (.33) (.37) (.42) —
October 31, 2017 11.92 .19 1.66 1.85 (.25) (.31) —
October 31, 2016 11.72 .23 .17 .40 (.20) — —
Class R5
April 30, 2021* 10.63 .54 2.5 4 3.0 8 (.02) (.01) —
October 31, 2020 12.20 .24 (1.01) (.77) (.20) (.60) — ( h )
October 31, 2019 12.08 .32 .52 .84 (.59) (.13) —
October 31, 2018 13.20 .39 (.75) (.36) (.34) (.42) —
October 31, 2017 11.93 .15 1.66 1.81 (.23) (.31) —
October 31, 2016 11.73 .19 .19 .38 (.18) — —
Class S
April 30, 2021* 10.81 .57 2.59 3.16 (.03) (.01) —
October 31, 2020 12.39 .29 (1.02) (.73) (.25) (.60) —( h )
October 31, 2019 12.21 .39 .53 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.76) (.31) (.39) (.42) —
October 31, 2017 12.02 .21 1.67 1.88 (.26) (.31) —
October 31, 2016 11.81 .25 .19 .44 (.23) — —
Class T
October 31, 2017(1) 12. 66 . 0 2 . 54 . 56 — — —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c )
(.04) 13.67 29.18 420,120 .74 .57 4 . 35 56
(.82) 10.62 (6.60) 349,360 .74 .57 2.50 40
(.73) 12.18 8.09 455,749 .73 .56 2.82 13
(.78) 12.04 (2.81) 486,650 .73 .57 3.15 14
(.55) 13.16 15.98 583,987 .73 .57 1.39 23
(.20) 11.88 3.50 583,888 .72 .57 1.85 14
(.02) 12.96 28.67 257,263 1.49 1.32 3 . 72 56
(.76) 10.09 (7.33) 226,670 1.49 1.32 1.67 40
(.71) 11.63 7.27 332,569 1.49 1.31 1.99 13
(.71) 11.59 (3.55) 390,800 1.48 1.32 2.35 14
(.51) 12.72 15.13 497,276 1.48 1.32 .64 23
(.12) 11.54 2.69 554,255 1.47 1.32 1.04 14
(.04) 13.94 29.36 8,046 .49 .27 4 . 60 56
(.85) 10.82 (6.35) 6,931 .49 .27 2.80 40
(.74) 12.40 8.40 7,947 .48 .26 3.62 13
(.81) 12.22 (2.47) 18,800 .48 .27 3.50 14
(.57) 13.33 16.22 22,252 .48 .27 2.59 23
(.23) 12.02 3.86 76,969 .47 .27 2.24 14
(.04) 13.74 29.13 44,402 .74 .52 4 . 30 56
(.82) 10.67 (6.60) 41,098 .74 .52 2.58 40
(.73) 12.24 8.16 57,807 .74 .52 2.85 13
(.79) 12.09 (2.76) 60,353 .73 .52 3.24 14
(.56) 13.21 16.03 72,524 .73 .52 1.52 23
(.20) 11.92 3.53 84,535 .72 .52 1.97 14
(.03) 13.68 29.00 28,494 .99 .77 4 . 2 3 56
(.80) 10.63 (6.86) 23,354 .99 .77 2.26 40
(.72) 12.20 7.82 32,313 .99 .77 2.71 13
(.76) 12.08 (2.96) 37,543 .98 .77 3.07 14
(.54) 13.20 15.70 47,724 .98 .77 1.24 23
(.18) 11.93 3.23 54,899 .97 .77 1.69 14
(.04) 13.93 29.37 163,994 .49 .32 4 . 45 56
(.85) 10.81 (6.40) 145,026 .49 .32 2.60 40
(.74) 12.39 8.40 169,174 .48 .31 3.26 13
(.81) 12.21 (2.58) 191,061 .48 .32 3.46 14
(.57) 13.33 16.20 224,847 .48 .32 1.64 23
(.23) 12.02 3.81 218,172 .47 .32 2.20 14
— 13. 22 4 . 4 2 104 . 7 4 . 57 . 15 23

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 27,246
Administration fees 32,126
Distribution fees 250,564
Shareholder servicing fees 67,715
Transfer agent fees 147,898
Trustee fees 5,659
$ 531,208
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 15,499 $ 3,675 $ 18,954 $ (15,528) $ 15,308 $ — $ 3,671 $ —
Global Real Estate Securities Fund 14,997 29,216 1,945 165 4,451 46,884 114 —
Multifactor U.S. Equity Fund 106,462 50,652 12,717 794 28,011 173,202 851 2,216
U.S. Dynamic Equity Fund 60,589 29,487 79,683 (8,118) (2,275) — 27,216 1,752
U.S. Small Cap Equity Fund 68,339 2,395 67,233 18,939 14,646 37,086 511 —
Strategic Bond Fund — 85,292 930 1 (74) 84,289 — —
Unconstrained Total Return Fund 124,518 15,516 123,180 (441) 2,332 18,745 2,073 —
Emerging Markets Fund 53,791 1,849 49,685 28,910 (16,288) 18,577 455 —
Global Equity Fund 113,736 279,258 16,975 487 6,439 382,945 2,806 27,175
Multifactor International Equity Fund 113,253 7,808 93,589 8,221 24,476 60,169 2,675 —
Multi-Asset Growth Strategy Fund 76,993 7,099 3,593 19 12,966 93,484 387 —
U.S. Cash Management Fund 20,867 177,055 194,703 — — 3,219 13 —
$ 769,044 $ 689,302 $ 663,187 $ 33,449 $ 89,992 $ 918,600 $ 40,772 $ 31,143
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 812,474,995 $ 106,816,132 $ (3,528,501) $ 103,287,631

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Equity Growth Strategy Fund 67
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,317.50 $ 1,021.97
Expenses Paid During Period* $ 3.28 $ 2.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,312.20 $ 1,018.25
Expenses Paid During Period* $ 7.57 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,319.00 $ 1,023.60
Expenses Paid During Period* $ 1.38 $ 1.20
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
68 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,317.20 $ 1,022.36
Expenses Paid During Period* $ 2.82 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,315.90 $ 1,021.12
Expenses Paid During Period* $ 4.25 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,319.00 $ 1,023.21
Expenses Paid During Period* $ 1.84 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 69
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 99.1%
Alternative - 5.1%
Global Real Estate Securities Fund Class Y 557,431 19,878
Domestic Equities - 25.8%
Multifactor U.S. Equity Fund Class Y 4,945,455 81,403
U.S. Small Cap Equity Fund Class Y 515,444 19,669
101,072
International Equities - 58.1%
Emerging Markets Fund Class Y 432,524 9,853
Global Equity Fund Class Y 20,631,221 190,219
Multifactor International Equity Fund Class Y 2,581,518 27,493
227,565
Multi-Asset - 10.1%
Multi-Asset Growth Strategy Fund Class Y 3,549,480 39,648
Total Investments in Affiliated Funds
(cost $355,857) 388,163
Short-Term Investments - 0.5%
U.S. Cash Management Fund(@) 2,102,040 (∞)
2,102
Total Short-Term Investments
(cost $2,102) 2,102
Total Investments - 99.6%
(identified cost $357,959) 390,265
Other Assets and Liabilities, Net - 0.4%
1,423
Net Assets - 100.0%
391,688

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 123 GBP 8,533 06/21 352
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 352
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,179 AUD 10,567 06/16/21 (37)
Bank of America USD 5,909 CHF 5,440 06/16/21 55
Bank of America USD 9,831 GBP 7,141 06/16/21 32
Bank of America USD 550 SEK 4,647 06/16/21 (1)
Bank of America JPY 628,707 USD 5,781 06/16/21 27
Morgan Stanley USD 598 CAD 756 06/16/21 17
Morgan Stanley USD 1,157 JPY 125,741 06/16/21 (6)
Morgan Stanley AUD 2,113 USD 1,627 06/16/21 (1)
Morgan Stanley CHF 1,088 USD 1,172 06/16/21 (20)
Morgan Stanley EUR 2,270 USD 2,703 06/16/21 (28)
Morgan Stanley GBP 1,428 USD 1,985 06/16/21 12
Royal Bank of Canada USD 599 CAD 756 06/16/21 16
Royal Bank of Canada USD 1,159 JPY 125,741 06/16/21 (8)
Royal Bank of Canada AUD 2,113 USD 1,631 06/16/21 2
Royal Bank of Canada CAD 3,778 USD 3,014 06/16/21 (60)
Royal Bank of Canada CHF 1,088 USD 1,173 06/16/21 (20)
Royal Bank of Canada EUR 2,270 USD 2,708 06/16/21 (23)
Royal Bank of Canada GBP 1,428 USD 1,988 06/16/21 15
Standard Chartered USD 598 CAD 756 06/16/21 17
Standard Chartered USD 1,157 JPY 125,741 06/16/21 (6)
Standard Chartered AUD 2,113 USD 1,627 06/16/21 (1)
Standard Chartered CHF 1,088 USD 1,172 06/16/21 (20)
Standard Chartered EUR 2,270 USD 2,703 06/16/21 (28)
Standard Chartered GBP 1,428 USD 1,985 06/16/21 12
State Street SEK 4,647 USD 546 06/16/21 (3)
Toronto Dominion Bank USD 597 CAD 756 06/16/21 17
Toronto Dominion Bank USD 1,158 JPY 125,741 06/16/21 (7)
Toronto Dominion Bank AUD 2,113 USD 1,628 06/16/21 (1)
Toronto Dominion Bank CHF 1,088 USD 1,173 06/16/21 (20)
Toronto Dominion Bank EUR 2,270 USD 2,703 06/16/21 (27)
Toronto Dominion Bank GBP 1,428 USD 1,985 06/16/21 13
UBS USD 598 CAD 756 06/16/21 17
UBS USD 13,597 EUR 11,348 06/16/21 58
UBS USD 1,157 JPY 125,741 06/16/21 (6)
UBS AUD 2,113 USD 1,627 06/16/21 (1)
UBS CHF 1,088 USD 1,172 06/16/21 (20)
UBS EUR 2,270 USD 2,703 06/16/21 (28)
UBS GBP 1,428 USD 1,985 06/16/21 12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (50)

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 71
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Purchase USD 12,000 (5.000%)
(2)
06/20/26 (1,018) (233) (1,251)
Total Open Credit Indices Contracts (å) (1,018) (233) (1,251)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 388,163 $ — $ — $ — $ 388,163 99.1
Short-Term Investments — — —
2,102
2,102 0.5
Total Investments 388,163 — — 2,102 390,265 99.6
Other Assets and Liabilities, Net
0.4
100.0
Other Financial Instruments
Assets
Futures Contracts 352 — — — 352 0.1
Foreign Currency Exchange Contracts — 322 — — 322 0.1
'
Liabilities
Foreign Currency Exchange Contracts — (372) — — (372) (0. 1 )
Credit Default Swap Contracts — (1,251) — — (1,251) (0.3)
Total Other Financial Instruments
*
$ 352 $ (1,301) $ — $ — $ (949)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
72 Equity Growth Strategy Fund
Russell Investment Company
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 322
Variation margin on futures contracts* 352 — —
Total
$ 352 $ — $ 322
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ — $ 372
Credit default swap contracts, at fair value — 1,251 —
Total
$ — $ 1,251 $ 372
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 6,523 $ — $ — $ —
Futures contracts (2,098) — — (878)
Options written 391 — — —
Credit default swap contracts — (838) — —
Foreign currency exchange contracts — — (2,619) —
Total
$ 4,816 $ (838) $ (2,619) $ (878)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 2,703 $ — $ — $ —
Futures contracts 3,496 — — 38
Credit default swap contracts — (205) — —
Foreign currency exchange contracts — — (117) —
Total
$ 6,199 $ (205) $ (117) $ 38
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 73
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 322 $ — $ 322
Total Financial and Derivative Assets
322 — 322
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 322 $ — $ 322
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 114 $ 114 $ — $ —
Morgan Stanley
29 29 — —
Royal Bank of Canada
33 33 — —
Standard Chartered
29 29 — —
Toronto Dominion Bank
30 30 — —
UBS
87 56 — 31
Total
$ 322 $ 291 $ — $ 31

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 372 $ — $ 372
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,251 — 1,251
Total Financial and Derivative Liabilities
1,623 — 1,623
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,623 $ — $ 1,623
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,289 $ 114 $ 1,175 $ —
Morgan Stanley 5 5 29 — 2 6
Royal Bank of Canada 111 33 — 78
Standard Chartered 55 29 — 2 6
State Street 3 — — 3
Toronto Dominion Bank 5 4 30 — 2 4
UBS 56 56 — —
Total
$ 1,623 $ 291 $ 1,175 $ 1 57
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 75
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 357,959
Investments, at fair value(>) ...........................................................................................................................................................
390,265
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 322
Receivables:
Dividends and interest ....................................................................................................................................................... 2
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 274
Fund shares sold ................................................................................................................................................................ 156
From broker(a)(b) ............................................................................................................................................................... 2,564
Variation margin on futures contracts ................................................................................................................................. 352
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
393,939
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 21
Fund shares redeemed ....................................................................................................................................................... 316
Accrued fees to affiliates .................................................................................................................................................... 224
Other accrued expenses ..................................................................................................................................................... 67
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 372
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,251
Total liabilities .............................................................................................................................................
2,251
Net Assets ............................................................................................................................................................
$ 391,688

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
76 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 53,264
Shares of beneficial interest ...........................................................................................................................................................
272
Additional paid-in capital ..............................................................................................................................................................
338,152
Net Assets ............................................................................................................................................................
$ 391,688
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 15.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 16.03
Class A — Net assets ............................................................................................................................................................. $ 156,369,706
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 10,349,183
Net asset value per share: Class C(#) ............................................................................................................................................. $ 13.17
Class C — Net assets ............................................................................................................................................................. $ 128,275,278
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 9,741,117
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 15.30
Class R1 — Net assets ........................................................................................................................................................... $ 5,784,957
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 378,099
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 14.80
Class R4 — Net assets ........................................................................................................................................................... $ 14,411,521
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 973,601
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 14.52
Class R5 — Net assets ........................................................................................................................................................... $ 7,901,559
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 543,999
Net asset value per share: Class S(#) .............................................................................................................................................. $ 15.25
Class S — Net assets ............................................................................................................................................................. $ 78,944,536
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 5,177,056
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (1,018)
(>)     Investments in affiliated funds $ 390,265
(a)     Receivable from Broker for Futures $ 687
(b)     Receivable from Broker for Swaps $ 1,877
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 77
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 15,881
Expenses
Advisory fees .................................................................................................................................................................... 376
Administrative fees ........................................................................................................................................................... 80
Custodian fees ................................................................................................................................................................... 34
Distribution fees - Class A ................................................................................................................................................ 188
Distribution fees - Class C ................................................................................................................................................ 457
Distribution fees - Class R5 .............................................................................................................................................. 9
Transfer agent fees - Class A ............................................................................................................................................ 150
Transfer agent fees - Class C ............................................................................................................................................. 122
Transfer agent fees - Class R1 .......................................................................................................................................... 5
Transfer agent fees - Class R4 .......................................................................................................................................... 14
Transfer agent fees - Class R5 .......................................................................................................................................... 8
Transfer agent fees - Class S ............................................................................................................................................. 77
Professional fees ............................................................................................................................................................... 29
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ................................................................................................................................. 152
Shareholder servicing fees - Class R4 ............................................................................................................................... 17
Shareholder servicing fees - Class R5 ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 27
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,818
Expense reductions ........................................................................................................................................................... (395)
Net expenses .................................................................................................................................................................................
1,423
Net investment income (loss) ........................................................................................................................................................
14,458
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,523
Investments in affiliated funds .......................................................................................................................................... 11,705
Futures contracts .............................................................................................................................................................. (2,976)
Options written ................................................................................................................................................................. 391
Foreign currency exchange contracts ................................................................................................................................ (2,619)
Credit default swap contracts ............................................................................................................................................ (838)
Foreign currency-related transactions ............................................................................................................................... (53)
Capital gain distributions from affiliated funds ................................................................................................................. 17,782
Net realized gain (loss) ..................................................................................................................................................................
29,915
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,703
Investments in affiliated funds .......................................................................................................................................... 50,661
Futures contracts .............................................................................................................................................................. 3,534
Foreign currency exchange contracts ................................................................................................................................ (117)
Credit default swap contracts ............................................................................................................................................ (205)
Foreign currency-related transactions ............................................................................................................................... 214
Net change in unrealized appreciation (depreciation) ................................................................................................................... 56,790
Net realized and unrealized gain (loss) ......................................................................................................................................... 86,705
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 101,163

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
78 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 14,458 $ 10,219
Net realized gain (loss) ...................................................................................................................... 29,915 (23,292)
Net change in unrealized appreciation (depreciation) ....................................................................... 56,790 (30,718)
Net increase (decrease) in net assets from operations ............................................................................. 101,163 (43,791)
Distributions
To shareholders
Class A .......................................................................................................................................... (677) (7,132)
Class C .......................................................................................................................................... (397) (6,341)
Class E(1) ...................................................................................................................................... — (62)
Class R1 ........................................................................................................................................ (26) (271)
Class R4 ........................................................................................................................................ (68) (748)
Class R5 ........................................................................................................................................ (29) (363)
Class S ........................................................................................................................................... (386) (5,648)
Net decrease in net assets from distributions .......................................................................................... (1,583) (20,565)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (43,614) (96,131)
Total Net Increase (Decrease) in Net Assets ..........................................................................
55,966 (160,487)
Net Assets
Beginning of period .................................................................................................................................
335,722 496,209
End of period ..........................................................................................................................................
$ 391,688 $ 335,722

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 79
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 310 $ 4,247 739 $ 8,584
Proceeds from reinvestment of distributions 51 672 587 7,102
Payments for shares redeemed (1,480) (20,339) (2,655) (31,444)
Net increase (decrease)
(1,119) (15,420) (1,329) (15,758)
Class C
Proceeds from shares sold 188 2,284 537 5,381
Proceeds from reinvestment of distributions 34 395 591 6,306
Payments for shares redeemed (1,216) (14,534) (3,599) (37,379)
Net increase (decrease)
(994) (11,855) (2,471) (25,692)
Class E(1)
Proceeds from shares sold — — 6 67
Proceeds from reinvestment of distributions — — 5 58
Payments for shares redeemed — — (136) (1,519)
Net increase (decrease)
— — (125) (1,394)
Class R1
Proceeds from shares sold 18 256 52 599
Proceeds from reinvestment of distributions 2 26 23 271
Payments for shares redeemed (71) (933) (83) (996)
Net increase (decrease)
(51) (651) (8) (126)
Class R4
Proceeds from shares sold 62 867 119 1,382
Proceeds from reinvestment of distributions 5 68 63 748
Payments for shares redeemed (210) (2,823) (501) (6,027)
Net increase (decrease)
(143) (1,888) (319) (3,897)
Class R5
Proceeds from shares sold 51 681 87 985
Proceeds from reinvestment of distributions 2 29 31 363
Payments for shares redeemed (105) (1,378) (189) (2,161)
Net increase (decrease)
(52) (668) (71) (813)
Class S
Proceeds from shares sold 236 3,296 1,487 17,523
Proceeds from reinvestment of distributions 28 383 452 5,598
Payments for shares redeemed (1,218) (16,811) (6,386) (71,572)
Net increase (decrease)
(954) (13,132) (4,447) (48,451)
Total increase (decrease)
(3,313) $ (43,614) (8,770) $ (96,131)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
80 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(e )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2021* 11.52 .57 3.08 3.65 (.06) — —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27) —
October 31, 2019 12.71 .39 .57 .96 (.51) — —
October 31, 2018 13.45 .48 (.88) (.40) (.34) — —
October 31, 2017 11.48 .14 2.03 2.17 (.15) — (.05)
October 31, 2016 11.26 .20 .19 .39 (.17) — —
Class C
April 30, 2021* 10.07 .38 2.76 3.14 (.04) — —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27) —
October 31, 2019 11.31 .21 .56 .77 (.49) — —
October 31, 2018 12.05 .30 (.74) (.44) (.30) — —
October 31, 2017 10.34 .02 1.85 1.87 (.12) — (.04)
October 31, 2016 10.17 .07 .20 .27 (.10) — —
Class R1
April 30, 2021* 11.66 .62 3.09 3.71 (.07) — —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27) —
October 31, 2019 12.82 .47 .54 1.01 (.52) — —
October 31, 2018 13.55 .60 (.97) (.37) (.36) — —
October 31, 2017 11.54 .25 1.98 2.23 (.17) — (.05)
October 31, 2016 11.32 .25 .18 .43 (.21) — —
Class R4
April 30, 2021* 11.29 .55 3.02 3.57 (.06) — —
October 31, 2020 12.91 .32 (1.36) (1.04) (.31) (.27) —
October 31, 2019 12.46 .38 .59 .97 (.52) — —
October 31, 2018 13.19 .51 (.90) (.39) (.34) — —
October 31, 2017 11.26 .15 1.98 2.13 (.15) (.05) —
October 31, 2016 11.05 .20 .19 .39 (.18) — —
Class R5
April 30, 2021* 11.08 .52 2.97 3.49 (.05) — —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27) —
October 31, 2019 12.28 .36 .55 .91 (.51) — —
October 31, 2018 13.02 .44 (.85) (.41) (.33) — —
October 31, 2017 11.13 .12 1.96 2.08 (.14) — (.05)
October 31, 2016 10.92 .17 .19 .36 (.15) — —
Class S
April 30, 2021* 11.62 .59 3.11 3.70 (.07) — —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27) —
October 31, 2019 12.79 .43 .57 1.00 (.52) — —
October 31, 2018 13.52 .53 (.90) (.37) (.36) — —
October 31, 2017 11.52 .17 2.04 2.21 (.16) — (.05)
October 31, 2016 11.30 .23 .19 .42 (.20) — —
Class T
October 31, 2017(1) 1 2.49 — . 66 . 66 — — —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.06) 15.11 31.75 156,369 .77 .57 4.13 64
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.51) 13.16 8.25 168,429 .76 .56 3.10 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(.20) 13.45 19.08 200,753 .75 .57 1.13 26
(.17) 11.48 3.56 182,586 .74 .57 1.82 16
(.04) 13.17 31.22 128,275 1.52 1.32 3.11 64
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(.16) 12.05 18.24 228,121 1.50 1.32 .22 26
(.10) 10.34 2.72 242,007 1.49 1.32 .73 16
(.07) 15.30 31.90 5,785 .52 .24 4.39 64
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(.22) 13.55 19.52 11,849 .50 .24 1.99 26
(.21) 11.54 3.88 24,918 .49 .24 2.26 16
(.06) 14.80 31.72 14,412 .77 .49 4.08 64
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.52) 12.91 8.45 18,531 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(.20) 13.19 19.14 26,185 .75 .49 1.26 26
(.18) 11.26 3.63 31,006 .74 .49 1.87 16
(.05) 14.52 31.59 7,902 1.02 .74 3.89 64
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.51) 12.68 8.08 8,455 1.01 .74 2.95 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(.19) 13.02 18.86 13,606 1.00 .74 .98 26
(.15) 11.13 3.40 22,283 .99 .74 1.60 16
(.07) 15.25 31.90 78,945 .52 .32 4.23 64
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42
(.52) 13.27 8.52 140,333 .51 .31 3.37 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15
(.21) 13.52 19.41 157,792 .50 .32 1.33 26
(.20) 11.52 3.81 160,083 .49 .32 2.08 16
— 1 3 . 1 5 5 . 28 105 . 76 . 57 . 0 3 26

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,123
Administration fees 13,626
Distribution fees 112,431
Shareholder servicing fees 30,803
Transfer agent fees 62,308
Trustee fees 2,795
$ 224,086
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 9,522 $ 9,803 $ 2,221 $ (170) $ 2,944 $ 19,878 $ 71 $ —
Multifactor U.S. Equity Fund 44,893 34,461 10,058 320 11,787 81,403 360 941
U.S. Dynamic Equity Fund 25,618 12,087 33,450 (6,302) 2,047 — 11,340 741
U.S. Small Cap Equity Fund 43,369 2,492 47,319 10,617 10,510 19,669 321 —
Unconstrained Total Return Fund 26,054 493 26,958 (771) 1,182 — 430 —
Emerging Markets Fund 32,317 1,420 31,481 5,344 2,253 9,853 274 —
Global Equity Fund 67,289 140,617 21,672 (1,938) 5,923 190,219 1,663 16,100
Multifactor International Equity Fund 56,924 4,528 50,434 4,593 11,882 27,493 1,356 —
Multi-Asset Growth Strategy Fund 12,876 27,563 2,936 12 2,133 39,648 63 —
U.S. Cash Management Fund 7,406 61,981 67,285 — — 2,102 3 —
$ 326,268 $ 295,445 $ 293,814 $ 11,705 $ 50,661 $ 390,265 $ 15,881 $ 17,782
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 359,865,078 $ 30,641,146 $ (1,123,802) $ 29,517,344

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — April 30, 2021 (Unaudited)
Notes to Schedules of Investments 83
Footnotes:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real ILS - Israeli shekel SEK - Swedish krona
CAD - Canadian dollar INR - Indian rupee SGD - Singapore dollar
CHF - Swiss franc JPY - Japanese yen TWD - Taiwanese dollar
CNY - Chinese renminbi yuan KRW - South Korean won USD - United States dollar
DKK - Danish krone MXN - Mexican peso ZAR - South African rand
EUR - Euro NOK - Norwegian krone
GBP - British pound sterling NZD - New Zealand dollar

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2021 (Unaudited)
84 Notes to Financial Highlights
* For the period ended April 30, 2021 (Unaudited)
(1) For the period June 7, 2017 (inception date) to October 31, 2017. As of December 14, 2017, Class T Shares were no longer offered.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios or returns for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2021 (Unaudited)
Notes to Financial Statements 85
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a "Fund" and collectively the "Funds").
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIC Funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund’s approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on April 16, 2021. As of April 30, 2021, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset
Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and
Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-
asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

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Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
86 Notes to Financial Statements
guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative

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Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 87
instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For the period ended April 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

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®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
88 Notes to Financial Statements
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At April 30, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2017 through October 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

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Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 89
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M,
Class P, Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended April 30, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Russell Investment Company
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®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
90 Notes to Financial Statements
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2021 April 30, 2021
Conservative Strategy Fund $ 6,045,412 $ 12,199,575
Moderate Strategy Fund 21,166,930 —
Balanced Strategy Fund 196,784,312 58,959,624
Growth Strategy Fund 152,530,536 40,765,674
Equity Growth Strategy Fund 118,863,787 93,769,474
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2021 April 30, 2021
Conservative Strategy Fund $ 6,005,572 $ 12,230,910
Moderate Strategy Fund 21,173,096 —
Balanced Strategy Fund 196,780,387 59,155,144
Growth Strategy Fund 152,531,895 40,893,981
Equity Growth Strategy Fund 119,249,845 93,819,912

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®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 91
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2021, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2021 April 30, 2021
Moderate Strategy Fund $ 95,196,116 $ 29,698,089
Balanced Strategy Fund 446,372,940 123,211,714
Growth Strategy Fund 251,757,897 —
Equity Growth Strategy Fund 111,242,666 —
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

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®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
92 Notes to Financial Statements
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive
Notional of Futures Contracts Outstanding
Funds January 31, 2021 April 30, 2021
Conservative Strategy Fund $ 33,008,228 $ 4,790,516
Moderate Strategy Fund 53,117,701 5,461,188
Balanced Strategy Fund 317,880,892 16,670,994
Growth Strategy Fund 253,722,098 27,880,800
Equity Growth Strategy Fund 91,372,341 11,784,668

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 93
from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
94 Notes to Financial Statements
when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2021, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2021, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2021 April 30, 2021
Conservative Strategy Fund $ 20,000,000 $ 23,500,000
Moderate Strategy Fund 30,000,000 14,700,000
Balanced Strategy Fund 74,000,000 43,900,000
Growth Strategy Fund 46,300,000 35,900,000
Equity Growth Strategy Fund 12,000,000 12,000,000

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 95
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-
2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from
LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
96 Notes to Financial Statements
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issue
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds and/or Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s and/or Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s and/or Underlying Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments and options) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments.
Purchases Sales
Conservative Strategy Fund $ 70,986,213 $ 77,487,161
Moderate Strategy Fund 111,245,725 126,387,293
Balanced Strategy Fund 577,605,456 555,254,664
Growth Strategy Fund 512,247,422 468,484,339
Equity Growth Strategy Fund 233,464,097 226,529,174

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 97
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30,
2021:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
Until February 28, 2022, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2021 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2022, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Advisory Administrative
Conservative Strategy Fund
$ 160,265 $ 34,056
Moderate Strategy Fund
250,032 53,132
Balanced Strategy Fund
1,088,832 231,377
Growth Strategy Fund
888,856 188,882
Equity Growth Strategy Fund
375,508 79,796
Amount
Conservative Strategy Fund
$ 160,265
Moderate Strategy Fund
250,032
Balanced Strategy Fund
1,088,832
Growth Strategy Fund
888,856
Equity Growth Strategy Fund
375,508

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
98 Notes to Financial Statements
As of April 30, 2021, RIM and RIFUS waived and reimbursed the following expenses:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s
Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges ("CDSC") and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2021:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 160,265 $ 63,818 $ 62,903 $ 286,986
Moderate Strategy Fund
250,032 41,092 82,390 373,514
Balanced Strategy Fund
908,070 — 440,989 1,349,059
Growth Strategy Fund
760,614 — 19,386 780,000
Equity Growth Strategy Fund
375,508 9,299 10,585 395,392

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 99
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC
(“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 31 funds and Russell Investment Funds ("RIF"), which has nine funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended April 30, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$806,783.
5. Federal Income Taxes
At April 30, 2021, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
6. Record Ownership
As of April 30, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End Sales
Charges
Retained by
Distributor
Conservative Strategy Fund $ 2,510 $ 11,823 $ 2,361
Moderate Strategy Fund
—
19,694 3,120
Balanced Strategy Fund 471 156,076 27,815
Growth Strategy Fund 25 172,483 29,223
Equity Growth Strategy Fund
—
35,719 5,306
No Expiration
Funds Short-Term Long-Term Totals
Moderate Strategy Fund $ 1,906,028 $ — $ 1,906,028
Balanced Strategy Fund 19,226,789 — 19,226,789
Equity Growth Strategy Fund 21,803,975 1,971,252 23,775,227
# of Shareholders %
Conservative Strategy Fund
3 57.9
Moderate Strategy Fund
2 55.6
Balanced Strategy Fund
3 64.8
Growth Strategy Fund
2 58.4

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
100 Notes to Financial Statements
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
Equity Growth Strategy Fund
3 60.0

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — April 30, 2021 (Unaudited)
Shareholder Requests for Additional Information 101
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — April 30, 2021
(Unaudited)
102 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an
“audit committee financial expert”; Ms. Cahoon has had experience as as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 103
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012 Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
40 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
104 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired 40 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 105
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 40 None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2021 (Unaudited)
106 Adviser and Service Providers
Independent Trustees
Kristianne Blake
Cheryl Burgermeister
Michelle L. Cahoon
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

-

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2021 SEMI-ANNUAL REPORT
Russell Investment Company
April 30, 2021
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on 25
of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 19
U.S. Strategic Equity Fund 37
U.S. Small Cap Equity Fund 55
International Developed Markets Fund 83
Global Equity Fund 109
Emerging Markets Fund 135
Tax-Managed U.S. Large Cap Fund 159
Tax-Managed U.S. Mid & Small Cap Fund 175
Tax-Managed International Equity Fund 199
Tax-Managed Real Assets Fund 229
Opportunistic Credit Fund 249
Unconstrained Total Return Fund 307
Strategic Bond Fund 345
Investment Grade Bond Fund 401
Short Duration Bond Fund 435
Tax-Exempt High Yield Bond Fund 469
Tax-Exempt Bond Fund 527
Global Infrastructure Fund 593
Global Real Estate Securities Fund 613
Multi-Strategy Income Fund 633
Multi-Asset Growth Strategy Fund 689
Multifactor U.S. Equity Fund 747
Multifactor International Equity Fund 769
Multifactor Bond Fund 795
Notes to Schedules of Investments 815
Notes to Financial Highlights 817
Notes to Financial Statements 819
Affiliated Brokerage Transactions 856
Basis for Approval of Investment Advisory Contracts 857
Shareholder Requests for Additional Information 858
Disclosure of Information about Fund Trustees and Officers 859
Adviser, Money Managers and Service Providers 863
Russell Investment Company
Semi-annual Report
April 30, 2021 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners, Russell Investments’ management and
Hamilton Lane Incorporated.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Equity Income Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,359.20 $ 1,019.19
Expenses Paid During Period* $ 6.61 $ 5.66
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,354.40 $ 1,015.47
Expenses Paid During Period* $ 10.97 $ 9.39
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,361.00 $ 1,020.63
Expenses Paid During Period* $ 4.92 $ 4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
4 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,362.20 $ 1,021.42
Expenses Paid During Period* $ 3.98 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.3%
Consumer Discretionary - 10.3%
Advance Auto Parts, Inc. 3,330 667
Amazon.com, Inc.(Æ) 769 2,665
Carnival Corp.(Æ) 5,134 144
Comcast Corp. Class A 48,281 2,710
Costco Wholesale Corp. 1,678 624
Dollar Tree, Inc.(Æ) 2,808 323
DR Horton, Inc. 5,578 548
General Motors Co.(Æ) 38,148 2,182
Home Depot, Inc. (The) 4,406 1,426
Kohl's Corp. 4,646 273
Lennar Corp. Class A 11,115 1,152
Lowe's Cos., Inc. 9,824 1,928
Macy's, Inc.(Æ) 6,063 101
Marriott International, Inc. Class A(Æ) 2,152 320
McDonald's Corp. 3,570 843
Nike, Inc. Class B 6,884 913
Nordstrom, Inc.(Æ) 3,698 136
Omnicom Group, Inc. 9,744 802
PulteGroup, Inc. 30,007 1,774
Starbucks Corp. 6,834 782
Target Corp. 5,123 1,062
Thomson Reuters Corp. 3,186 295
Thor Industries, Inc. 5,120 725
TJX Cos., Inc. (The) 7,079 503
Toll Brothers, Inc. 4,732 297
Ulta Beauty, Inc.(Æ) 2,150 708
ViacomCBS , Inc. Class B 1,911 78
Walmart, Inc. 5,639 789
Walt Disney Co. (The)(Æ) 6,295 1,171
Yum China Holdings, Inc. 2,258 142
Yum! Brands, Inc. 2,063 247
26,330
Consumer Staples - 7.6%
Altria Group, Inc. 5,069 242
Archer-Daniels-Midland Co. 4,285 271
Coca-Cola Co. (The) 11,642 628
Coca-Cola European Partners PLC 29,976 1,703
CVS Health Corp. 50,888 3,888
General Mills, Inc. 5,034 306
Ingredion, Inc. 13,250 1,238
Kellogg Co. 2,667 166
Kimberly-Clark Corp. 1,010 135
Kraft Heinz Co. (The) 3,187 132
Kroger Co. (The) 37,520 1,371
Molson Coors Beverage Co. Class B(Æ) 33,875 1,861
Mondelez International, Inc. Class A 9,223 561
PepsiCo, Inc. 4,379 631
Philip Morris International, Inc. 20,736 1,970
Procter & Gamble Co. (The) 16,708 2,229
Sysco Corp. 3,612 306
Tyson Foods, Inc. Class A 19,817 1,535
Walgreens Boots Alliance, Inc. 4,519 240
19,413
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 4.0%
BP PLC - ADR 39,754 1,000
Canadian Natural Resources, Ltd. 37,904 1,152
Chevron Corp. 15,799 1,628
ConocoPhillips Co. 11,283 577
Exxon Mobil Corp. 15,413 882
Hess Corp. 17,051 1,270
Magna International, Inc. Class A 8,106 765
Occidental Petroleum Corp. 2,860 73
Phillips 66 24,720 2,001
Schlumberger, Ltd. 2,996 81
Valero Energy Corp. 10,484 775
10,204
Financial Services - 24.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 17,394 1,013
Aflac, Inc. 7,136 383
AGNC Investment Corp.(Æ) 22,356 401
Allstate Corp. (The) 4,166 528
American Express Co. 13,185 2,022
American Tower Corp.(ö) 1,962 500
Ameriprise Financial, Inc. 1,131 292
Annaly Capital Management, Inc.(ö) 112,969 1,026
Aon PLC Class A 7,485 1,882
Assurant, Inc. 6,743 1,049
Banco Santander SA - ADR(Æ) 196,039 747
Bank of America Corp. 54,157 2,195
Berkshire Hathaway, Inc. Class B(Æ) 12,574 3,457
Brookfield Property Partners, LP 7,103 128
Chubb, Ltd. 13,078 2,244
Citigroup, Inc. 56,367 4,016
Citizens Financial Group, Inc. 35,417 1,639
CME Group, Inc. Class A 1,727 349
Comerica, Inc. 13,044 980
Corporate Office Properties Trust(ö) 22,866 641
Crown Castle International Corp.(ö) 1,943 367
Cullen/Frost Bankers, Inc. 1,997 240
Equity Commonwealth(ö) 17,172 495
Equity Residential(ö) 4,132 307
Essent Group, Ltd. 12,042 633
Fifth Third Bancorp 8,008 325
Franklin Resources, Inc. 4,337 130
Hartford Financial Services Group, Inc. 4,242 280
Healthpeak Properties, Inc.(ö) 41,575 1,428
Huntington Bancshares, Inc. 12,627 193
Intercontinental Exchange, Inc. 3,520 414
JPMorgan Chase & Co. 31,844 4,898
KeyCorp 11,033 240
KKR & Co., Inc. Class A 12,260 694
M&T Bank Corp. 1,221 193
Marsh & McLennan Cos., Inc. 4,132 561
MasterCard, Inc. Class A 3,649 1,394
Merck & Co., Inc. 31,373 2,337
MetLife, Inc. 3,832 244
Morgan Stanley 10,604 875
Navient Corp. 10,616 179

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
New York Community Bancorp, Inc. 9,795 117
Northern Trust Corp. 15,364 1,748
PayPal Holdings, Inc.(Æ) 3,691 968
PNC Financial Services Group, Inc. (The) 2,860 535
Popular, Inc. 12,333 912
Prologis, Inc.(ö) 7,006 816
Prudential Financial, Inc. 698 70
Public Storage(ö) 1,415 398
Regions Financial Corp. 13,852 302
Ryman Hospitality Properties, Inc.(Æ)(ö) 6,658 524
Santander Consumer USA Holdings, Inc. 8,807 299
Signature Bank 1,321 332
Simon Property Group, LP(ö) 2,670 325
SLM Corp. 49,821 979
State Street Corp. 1,410 118
TFS Financial Corp. 13,523 265
Travelers Cos., Inc. (The) 2,369 366
Truist Financial Corp. 9,933 589
Two Harbors Investment Corp.(ö) 149,343 1,165
US Bancorp 35,475 2,105
Visa, Inc. Class A 5,986 1,398
Voya Financial, Inc. 4,572 310
Wells Fargo & Co. 133,257 6,004
62,564
Health Care - 11.9%
Abbott Laboratories 7,487 899
AbbVie, Inc. 11,721 1,307
Acadia Pharmaceuticals, Inc.(Æ) 2,581 53
Alexion Pharmaceuticals, Inc.(Æ) 4,630 781
Amgen, Inc. 2,403 576
AstraZeneca PLC - ADR 16,062 852
Baxter International, Inc. 4,119 353
Becton Dickinson and Co. 1,523 379
Biogen, Inc.(Æ) 1,185 317
BioMarin Pharmaceutical, Inc.(Æ) 1,308 102
Bristol-Myers Squibb Co. 22,468 1,402
Cerner Corp. 3,521 264
Cigna Corp. 8,277 2,061
Eli Lilly & Co. 3,900 713
Envista Holdings Corp.(Æ) 17,477 756
Gilead Sciences, Inc. 4,423 281
GlaxoSmithKline PLC - ADR 20,467 764
HCA Healthcare, Inc. 2,886 580
IQVIA, Inc.(Æ) 2,151 505
Jazz Pharmaceuticals PLC(Æ) 4,732 778
Johnson & Johnson 29,384 4,783
Medtronic PLC 26,324 3,446
Pfizer, Inc. 41,842 1,617
Regeneron Pharmaceuticals, Inc.(Æ) 375 180
Seagen , Inc.(Æ) 2,196 316
Stryker Corp. 2,136 561
Thermo Fisher Scientific, Inc. 2,131 1,002
United Therapeutics Corp.(Æ) 1,135 229
UnitedHealth Group, Inc. 7,440 2,967
Vertex Pharmaceuticals, Inc.(Æ) 1,117 244
Viatris , Inc. 47,502 632
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimmer Biomet Holdings, Inc. 4,123 730
30,430
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 1,595 460
Alcoa Corp.(Æ) 15,217 558
Carrier Global Corp. 2,319 101
Crown Holdings, Inc. 7,401 813
Dow, Inc. 1,612 101
DuPont de Nemours, Inc. 18,791 1,449
Eastman Chemical Co. 6,362 734
Ecolab, Inc. 1,038 233
Huntsman Corp. 44,683 1,281
International Flavors & Fragrances, Inc. 12,940 1,839
Linde PLC(Æ) 5,195 1,485
LyondellBasell Industries NV Class A 2,736 284
Newmont Corp. 29,395 1,834
PPG Industries, Inc. 2,667 457
Westrock Co. 1,344 75
11,704
Producer Durables - 7.4%
3M Co. 2,700 532
Ametek , Inc. 1,556 210
Boeing Co. (The)(Æ) 1,411 331
Carlisle Cos., Inc. 676 130
Chart Industries, Inc.(Æ) 3,355 539
Cummins, Inc. 981 247
Danaher Corp. 3,116 791
Deere & Co. 6,455 2,393
Delta Air Lines, Inc.(Æ) 5,033 236
Emerson Electric Co. 4,272 387
FedEx Corp. 3,881 1,127
Fluor Corp.(Æ) 1,489 34
General Dynamics Corp. 12,198 2,320
General Electric Co. 22,719 298
Honeywell International, Inc. 3,351 747
Illinois Tool Works, Inc. 2,214 510
Johnson Controls International PLC(Æ) 2,208 138
Lockheed Martin Corp. 926 352
Northrop Grumman Corp. 1,003 356
Otis Worldwide Corp. 1,160 90
Paychex, Inc. 2,632 257
Stanley Black & Decker, Inc. 6,921 1,431
Textron, Inc. 12,838 825
TreeHouse Foods, Inc.(Æ) 18,394 876
Union Pacific Corp. 3,434 763
United Airlines Holdings, Inc.(Æ) 2,255 123
United Parcel Service, Inc. Class B 3,239 660
Vontier Corp.(Æ) 34,461 1,080
Waste Management, Inc. 3,179 439
Westinghouse Air Brake Technologies Corp. 8,060 661
18,883
Technology - 19.9%
Accenture PLC Class A 2,569 745

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Activision Blizzard, Inc. 1,985 181
Adobe, Inc.(Æ) 1,887 959
Alphabet, Inc. Class A(Æ) 928 2,184
Alphabet, Inc. Class C(Æ) 911 2,196
Amdocs, Ltd. 2,519 193
Amphenol Corp. Class A 5,244 353
Apple, Inc. 77,291 10,160
Applied Materials, Inc. 3,505 465
Arista Networks, Inc.(Æ) 3,753 1,183
Automatic Data Processing, Inc. 2,530 473
Avnet, Inc. 2,941 129
Broadcom, Inc. 886 404
Cisco Systems, Inc. 18,591 946
Cognizant Technology Solutions Corp. Class
A 24,036 1,932
Corning, Inc. 4,627 205
Corteva , Inc. 53,069 2,588
Electronic Arts, Inc. 1,285 183
Facebook, Inc. Class A(Æ) 9,084 2,953
Fidelity National Information Services, Inc. 1,510 231
Fiserv, Inc.(Æ) 2,488 299
HP, Inc.(Æ) 8,562 292
Intel Corp. 24,034 1,383
International Business Machines Corp. 2,995 425
Intuit, Inc. 1,260 519
Jack Henry & Associates, Inc. 1,459 238
Juniper Networks, Inc. 51,705 1,313
Lam Research Corp. 867 538
Marvell Technology Group, Ltd. 15,036 680
Micron Technology, Inc.(Æ) 17,705 1,524
Microsoft Corp. 27,516 6,939
Motorola Solutions, Inc. 1,469 277
NVIDIA Corp. 1,093 656
Oracle Corp. 30,555 2,316
QUALCOMM, Inc. 8,322 1,155
Raytheon Technologies Corp.(Æ) 27,406 2,281
Salesforce.com, Inc.(Æ) 1,235 284
Synopsys, Inc.(Æ) 1,618 400
Texas Instruments, Inc. 4,158 751
50,933
Utilities - 6.1%
American Electric Power Co., Inc. 3,018 268
AT&T, Inc. 47,172 1,482
CenterPoint Energy, Inc. 57,416 1,406
Dominion Energy, Inc. 5,291 423
Duke Energy Corp. 3,572 360
Entergy Corp. 12,809 1,400
Exelon Corp. 28,597 1,285
FirstEnergy Corp. 27,904 1,058
NextEra Energy, Inc. 6,531 506
NiSource, Inc. 36,372 946
PG&E Corp.(Æ) 3,334 38
PPL Corp. 27,579 803
Southern Co. (The) 8,586 568
T-Mobile USA, Inc.(Æ) 11,668 1,542
UGI Corp. 11,749 514
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 54,126 3,127
15,726
Total Common Stocks
(cost $130,561) 246,187
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 9,743,074
(∞)
9,741
Total Short-Term Investments
(cost $9,741) 9,741
Total Investments - 100.1%
(identified cost $140,302) 255,928
Other Assets and Liabilities, Net
- (0.1)%
(365)
Net Assets - 100.0%
255,563

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 25 USD 5,218 06/21 179
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 179
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 26,330 $ — $ —
$ —
$ 26,330 10.3
Consumer Staples 19,413 — —
—
19,413 7.6
Energy 10,204 — —
—
10,204 4.0
Financial Services 62,564 — —
—
62,564 24. 5
Health Care 30,430 — —
—
30,430 11.9
Materials and Processing 11,704 — —
—
11,704 4.6
Producer Durables 18,883 — —
—
18,883 7.4
Technology 50,933 — —
—
50,933 19.9
Utilities 15,726 — —
—
15,726 6. 1
Short-Term Investments — — — 9,741 9,741 3.8
Total Investments 246,187 — — 9,741 255,928 100.1
Other Assets and Liabilities, Net
(0.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 179 — — — 179 0.1
Total Other Financial Instruments
*
$ 179 $ — $ — $ — $ 179
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 179
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 878
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 325
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 140,302
Investments, at fair value(>) ...........................................................................................................................................................
255,928
Receivables:
Dividends and interest ....................................................................................................................................................... 269
Fund shares sold ................................................................................................................................................................ 21
From broker(a) ................................................................................................................................................................... 59
Variation margin on futures contracts ................................................................................................................................. 179
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
256,458
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 491
Fund shares redeemed ....................................................................................................................................................... 134
Accrued fees to affiliates .................................................................................................................................................... 170
Other accrued expenses ..................................................................................................................................................... 100
Total liabilities .............................................................................................................................................
895
Net Assets ............................................................................................................................................................
$ 255,563

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 124, 594
Shares of beneficial interest ...........................................................................................................................................................
82
Additional paid-in capital ..............................................................................................................................................................
130, 887
Net Assets ............................................................................................................................................................
$ 255,563
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 31.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 33.52
Class A — Net assets ............................................................................................................................................................. $ 22,561,017
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 714,210
Net asset value per share: Class C(#) ............................................................................................................................................. $ 30.42
Class C — Net assets ............................................................................................................................................................. $ 22,916,799
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 753,401
Net asset value per share: Class S(#) .............................................................................................................................................. $ 31.44
Class S — Net assets ............................................................................................................................................................. $ 189,914,154
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,040,082
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 31.39
Class Y — Net assets ............................................................................................................................................................. $ 20,171,422
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 642,652
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,741
(a)     Receivable from Broker for Futures $ 59
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,255
Dividends from affiliated funds ......................................................................................................................................... 4
Total investment income ...............................................................................................................................................................
2,259
Expenses
Advisory fees .................................................................................................................................................................... 652
Administrative fees ........................................................................................................................................................... 57
Custodian fees ................................................................................................................................................................... 55
Distribution fees - Class A ................................................................................................................................................ 26
Distribution fees - Class C ................................................................................................................................................ 80
Transfer agent fees - Class A ............................................................................................................................................. 20
Transfer agent fees - Class C ............................................................................................................................................. 21
Transfer agent fees - Class S ............................................................................................................................................. 174
Transfer agent fees - Class Y ............................................................................................................................................. 1
Professional fees ............................................................................................................................................................... 41
Registration fees ............................................................................................................................................................... 35
Shareholder servicing fees - Class C ................................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 8
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 1,210
Expense reductions ........................................................................................................................................................... (94)
Net expenses .................................................................................................................................................................................
1,116
Net investment income (loss) ........................................................................................................................................................
1,143
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 11,606
Futures contracts .............................................................................................................................................................. 878
Net realized gain (loss) ..................................................................................................................................................................
12,484
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 57,882
Futures contracts .............................................................................................................................................................. 325
Net change in unrealized appreciation (depreciation) ................................................................................................................... 58,20 7
Net realized and unrealized gain (loss) ......................................................................................................................................... 70,69 1
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 71,83 4

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,143 $ 3,709
Net realized gain (loss) ...................................................................................................................... 12,484 9,429
Net change in unrealized appreciation (depreciation) ....................................................................... 58,20 7 (16,997)
Net increase (decrease) in net assets from operations ............................................................................. 71,83 4 (3,859)
Distributions
To shareholders
Class A .......................................................................................................................................... (527) (263)
Class C .......................................................................................................................................... (509) (157)
Class E(1) ...................................................................................................................................... — (21)
Class S ........................................................................................................................................... (4,714) (3,027)
Class Y .......................................................................................................................................... (691) (529)
Net decrease in net assets from distributions .......................................................................................... (6,441) (3,997)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (18,487) (73,541)
Total Net Increase (Decrease) in Net Assets ..........................................................................
46,906 (81,397)
Net Assets
Beginning of period .................................................................................................................................
208,657 290,054
End of period ..........................................................................................................................................
$ 255,563 $ 208,657

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 28 $ 809 133 $ 3,340
Proceeds from reinvestment of distributions 19 524 11 262
Payments for shares redeemed (66) (1,859) (268) (6,442)
Net increase (decrease)
(19) (526) (124) (2,840)
Class C
Proceeds from shares sold 10 271 40 935
Proceeds from reinvestment of distributions 19 507 7 157
Payments for shares redeemed (100) (2,736) (315) (7,206)
Net increase (decrease)
(71) (1,958) (268) (6,114)
Class E(1)
Proceeds from shares sold — — 2 44
Proceeds from reinvestment of distributions — — 1 21
Payments for shares redeemed — — (118) (2,776)
Net increase (decrease)
— — (115) (2,711)
Class S
Proceeds from shares sold 167 4,761 365 8,287
Proceeds from reinvestment of distributions 170 4,638 128 2,983
Payments for shares redeemed (620) (17,485) (2,776) (67,147)
Net increase (decrease)
(283) (8,086) (2,283) (55,877)
Class Y
Proceeds from shares sold — — 123 2,426
Proceeds from reinvestment of distributions 18 485 13 305
Payments for shares redeemed (305) (8,402) (357) (8,732)
Net increase (decrease)
(287) (7,917) (221) (5,999)
Total increase (decrease)
(660) $ (18,487) (3,011) $ (73, 541 )

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 23.86 .11 8.35 8.46 (.16) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
October 31, 2016 38.50 .34 .45 .79 (.37) (7.27)
Class C
April 30, 2021* 23.00 — (f) 8.05 8.05 (.06) (.57)
October 31, 2020 23.82 .14 (. 80 ) (.6 6 ) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
October 31, 2016 37.90 .10 .45 .55 (.13) (7.27)
Class S
April 30, 2021* 23.75 .15 8.31 8.46 (.20) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
October 31, 2016 38.45 .42 .45 .87 (.45) (7.27)
Class Y
April 30, 2021* 23.71 .17 8.30 8.47 (.22) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)
October 31, 2017(3) 32.22 .06 3.10 3.16 (.31) —
October 31, 2016(j) — — — — — —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.73) 31.59 35.92 22,561 1.18 1.13 .78 9
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(7.64) 31.65 3.15 28,620 1.08 1.08 1.07 73
(.63) 30.42 35.44 22,917 1.93 1.88 .03 9
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(7.40) 31.05 2.42 42,062 1.83 1.83 .32 73
(.77) 31.44 36.10 189,914 .93 .84 1.07 9
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(7.72) 31.60 3.43 260,691 .83 .83 1.33 73
(.79) 31.39 36.22 20,171 .73 .68 1.25 9
(.45) 23.71 (1. 60 ) 22,038 .7 3 .6 8 1.7 9 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90
— — — — — — — —

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 103,419
Administration fees 9,973
Distribution fees 18,532
Shareholder servicing fees 4,659
Transfer agent fees 32,028
Trustee fees 1,485
$ 170,096
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,266 $ 36,845 $ 34,370 $ — $ — $ 9,741 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 143,752,106 $ 113,663,577 $ (1,307,943) $ 112,355,634

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Sustainable Equity Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,268.80 $ 1,018.20
Expenses Paid During Period* $ 7.48 $ 6.66
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,264.20 $ 1,014.48
Expenses Paid During Period* $ 11.68 $ 10.39
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,270.60 $ 1,019.64
Expenses Paid During Period* $ 5.86 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
20 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,271.70 $ 1,020.43
Expenses Paid During Period* $ 4.96 $ 4.41
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 104.5%
Consumer Discretionary - 11.9%
Altice USA, Inc. Class A(Æ) 17,168 623
Amazon.com, Inc.(Æ) 1,607 5,573
Best Buy Co., Inc.(Ð) 3,044 354
Cable One, Inc.(Ð) 463 829
Comcast Corp. Class A 30,507 1,713
Costco Wholesale Corp. 6,082 2,263
Dollar General Corp. 15,238 3,272
Dollar Tree, Inc.(Æ) 1,877 216
eBay, Inc. 2,724 152
Garmin, Ltd. 652 89
Genuine Parts Co. 5,139 642
Hasbro, Inc. 10,316 1,026
Home Depot, Inc. (The) 2,049 663
Lowe's Cos., Inc. 19,372 3,802
Madison Square Garden Sports Corp. Class
A(Æ) 984 182
Netflix, Inc.(Æ) 356 183
News Corp. Class A 5,711 150
Nike, Inc. Class B 17,080 2,265
NVR, Inc.(Æ)(Û) 187 938
Omnicom Group, Inc.(Ð) 14,603 1,201
O'Reilly Automotive, Inc.(Æ) 2,066 1,142
Pool Corp. 752 318
Rent-A-Center, Inc. Class A 3,146 181
Ross Stores, Inc. 31,388 4,110
Service Corp. International 12,578 672
Starbucks Corp. 8,314 952
Target Corp. 2,115 438
TEGNA, Inc. 29,772 597
Tesla, Inc.(Æ) 548 389
TJX Cos., Inc. (The) 2,557 182
Walt Disney Co. (The)(Æ) 320 60
35,177
Consumer Staples - 9.8%
Archer-Daniels-Midland Co.(Ð) 23,813 1,503
Coca-Cola Co. (The) 55,422 2,992
Colgate-Palmolive Co. 28,602 2,308
ConAgra Foods, Inc. 9,992 371
CVS Health Corp.(Ð) 43,513 3,324
Hershey Co. (The)(Û) 7,228 1,188
Ingredion, Inc.(Û) 9,902 925
JM Smucker Co. (The) 9,312 1,220
Kellogg Co. 5,183 324
Kroger Co. (The) 51,190 1,870
McCormick & Co., Inc.(Ð) 9,100 822
Medifast , Inc. 2,273 516
Mondelez International, Inc. Class A 18,925 1,151
PepsiCo, Inc. 6,827 984
Pilgrim's Pride Corp.(Æ) 12,104 290
Procter & Gamble Co. (The) 8,422 1,124
Sanderson Farms, Inc. 928 153
Spectrum Brands Holdings, Inc. 8,778 774
Sysco Corp. 27,808 2,356
Unilever PLC - ADR 67,678 3,973
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walgreens Boots Alliance, Inc.(Û) 18,549 985
29,153
Financial Services - 21.7%
Aflac, Inc. 41,778 2,245
Alleghany Corp.(Æ) 175 119
American Equity Investment Life Holding
Co. 6,329 196
American Homes 4 Rent Class A(ö) 1,647 61
American Tower Corp.(ö) 8,129 2,071
Assurant, Inc.(Ð) 3,341 520
AvalonBay Communities, Inc.(ö) 1,895 364
Bank of America Corp. 15,626 633
Bank of New York Mellon Corp. (The)(Û) 18,650 930
Berkshire Hathaway, Inc. Class B(Æ)(Ð) 14,460 3,976
Brighthouse Financial, Inc.(Æ) 14,203 665
Cadence Bancorp(Ð) 10,536 234
CBRE Group, Inc. Class A(Æ) 14,837 1,264
Charles Schwab Corp. (The) 35,465 2,497
Citigroup, Inc. 1,562 111
Crown Castle International Corp.(ö) 2,223 420
CubeSmart (ö) 1,819 77
Duke Realty Corp. (ö) 6,085 283
Equity Commonwealth(ö)(Û) 29,631 853
Equity LifeStyle Properties, Inc. Class A(ö) 1,222 85
Equity Residential(ö) 1,848 137
Essex Property Trust, Inc.(ö) 346 101
Everest Re Group, Ltd. 1,683 466
Extra Space Storage, Inc.(ö) 1,949 290
First Industrial Realty Trust, Inc. (ö) 323 16
First Republic Bank 20,117 3,687
Gaming and Leisure Properties, Inc. (ö)(Û) 11,066 514
Global Payments, Inc. 16,194 3,477
Globe Life, Inc.(Æ)(Ð) 8,801 902
Green Dot Corp. Class A(Æ) 10,170 465
Hanover Insurance Group, Inc. (The) 5,989 828
Intercontinental Exchange, Inc. 13,647 1,606
JPMorgan Chase & Co. 5,871 903
Kennedy-Wilson Holdings, Inc. 17,306 356
Lamar Advertising Co. Class A(ö) 9,374 928
Markel Corp.(Æ) 3,049 3,587
Marsh & McLennan Cos., Inc. 22,072 2,995
MasterCard, Inc. Class A 1,566 598
Merck & Co., Inc. 61,544 4,585
Mercury General Corp.(Ð) 1,467 91
Mid-America Apartment Communities, Inc.
(ö) 554 87
Moody's Corp. 9,651 3,153
PayPal Holdings, Inc.(Æ) 232 61
PNC Financial Services Group, Inc. (The) 868 162
Prologis, Inc.(ö) 10,747 1,252
Public Storage(ö) 1,470 413
Raymond James Financial, Inc. 852 111
Realty Income Corp. (ö) 5,238 362
Reinsurance Group of America, Inc. Class A 3,760 491
RenaissanceRe Holdings, Ltd.(Ð) 4,838 817
Rexford Industrial Realty, Inc. (ö) 1,142 63

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SBA Communications Corp. (ö) 881 264
State Street Corp. 34,052 2,859
Sun Communities, Inc. (ö) 363 61
Travelers Cos., Inc. (The)(Ð)(Û) 9,077 1,404
US Bancorp 86,217 5,118
Visa, Inc. Class A 14,569 3,403
64,217
Health Care – 12.9%
Abbott Laboratories 564 68
AbbVie, Inc. 2,776 310
AmerisourceBergen Corp. Class A 5,447 658
Amgen, Inc. 12,550 3,007
Amicus Therapeutics, Inc.(Æ)(Ð) 12,705 125
Anthem, Inc.(Æ) 1,828 694
Apellis Pharmaceuticals, Inc.(Æ) 3,342 169
Becton Dickinson and Co.(Ð) 4,421 1,100
Biogen, Inc.(Æ) 248 66
Bristol-Myers Squibb Co. 1,438 90
Cerner Corp.(Ð)(Û) 14,282 1,071
Chemed Corp. 1,299 619
Cigna Corp. 2,216 552
Envista Holdings Corp.(Æ)(Ð) 5,950 258
FibroGen , Inc.(Æ) 7,178 160
Gilead Sciences, Inc.(Û) 27,803 1,765
Henry Schein, Inc.(Æ)(Ð) 11,403 827
Humana, Inc. 967 431
Incyte Corp.(Æ) 10,482 895
Intuitive Surgical, Inc.(Æ) 1,383 1,196
Ionis Pharmaceuticals, Inc.(Æ) 2,831 121
Johnson & Johnson 40,627 6,612
McKesson Corp. 4,405 826
Medtronic PLC 20,121 2,634
Pfizer, Inc. 2,807 108
PTC Therapeutics, Inc.(Æ)(Ð) 2,749 113
Quest Diagnostics, Inc. 7,414 978
Regeneron Pharmaceuticals, Inc.(Æ) 331 159
Teleflex, Inc. 5,930 2,505
Thermo Fisher Scientific, Inc. 4,687 2,204
United Therapeutics Corp.(Æ)(Û) 6,071 1,224
UnitedHealth Group, Inc. 10,618 4,235
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,795 1,701
Viatris , Inc. Class W(Ð) 54,015 718
38,199
Materials and Processing - 1.7%
Air Products & Chemicals, Inc. 5,850 1,688
Arconic Corp.(Æ) 4,974 142
Copart , Inc.(Æ) 1,375 171
Ecolab, Inc. 9,256 2,075
Fastenal Co. 1,358 71
Linde PLC(Æ) 1,714 490
Terminix Global Holdings, Inc.(Æ)(Ð) 5,622 286
4,923
Producer Durables - 11.2%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ABM Industries, Inc. 612 31
AGCO Corp.(Û) 6,658 972
CH Robinson Worldwide, Inc.(Ð) 11,781 1,144
Cintas Corp. 727 251
Clean Harbors, Inc.(Æ)(Ð) 5,430 483
Curtiss-Wright Corp. 3,471 444
Expeditors International of Washington, Inc.
(Ð) 19,307 2,121
Fortive Corp. 22,584 1,599
frontdoor , Inc.(Æ) 5,601 300
FTI Consulting, Inc.(Æ)(Ð) 1,934 269
Honeywell International, Inc. 19,003 4,237
Huntington Ingalls Industries, Inc. 3,398 721
Illinois Tool Works, Inc. 419 97
Insperity , Inc. 8,441 739
Keysight Technologies, Inc.(Æ) 475 69
Landstar System, Inc.(Ð) 6,800 1,172
Lockheed Martin Corp. 4,735 1,802
Macquarie Infrastructure Corp. 15,340 511
ManpowerGroup , Inc. 8,003 967
Mettler -Toledo International, Inc.(Æ) 1,454 1,910
MSA Safety, Inc. 379 61
National Instruments Corp. 2,643 109
Northrop Grumman Corp.(Û) 4,723 1,674
Paychex, Inc. 2,360 230
Republic Services, Inc. Class A(Ð) 8,462 900
Rollins, Inc. 1,953 73
Roper Technologies, Inc. 3,398 1,517
Rush Enterprises, Inc. Class A 13,260 655
Ryder System, Inc.(Ð) 7,382 589
Stanley Black & Decker, Inc. 8,894 1,839
Terex Corp. 7,981 375
TransDigm Group, Inc.(Æ) 1,784 1,095
TriNet Group, Inc.(Æ) 5,825 458
Vontier Corp.(Æ) 21,384 670
WESCO International, Inc.(Æ) 3,148 289
WW Grainger, Inc. 5,277 2,287
Xerox Holdings Corp. 20,432 493
33,153
Technology – 30.6%
Accenture PLC Class A 1,641 476
Activision Blizzard, Inc. 421 38
Adobe, Inc.(Æ) 6,521 3,315
Alphabet, Inc. Class A(Æ) 676 1,591
Alphabet, Inc. Class C(Æ)(Û) 5,440 13,112
Amdocs, Ltd.(Û) 11,806 906
Amphenol Corp. Class A 23,042 1,552
Ansys , Inc.(Æ) 753 275
Apple, Inc. 79,734 10,483
Arista Networks, Inc.(Æ) 1,048 330
Arrow Electronics, Inc.(Æ)(Ð) 7,285 831
Atlassian Corp. PLC Class A(Æ) 4,068 966
Automatic Data Processing, Inc. 13,473 2,519
Avnet, Inc.(Ð) 23,841 1,047
Booking Holdings, Inc.(Æ) 166 409
Cadence Design Systems, Inc.(Æ) 2,438 321

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ciena Corp.(Æ)(Ð) 13,862 699
Cirrus Logic, Inc.(Æ)(Û) 10,872 809
Cisco Systems, Inc. 10,677 544
Cognizant Technology Solutions Corp. Class
A 1,736 140
CommVault Systems, Inc.(Æ) 2,439 170
Dell Technologies, Inc. Class C(Æ)(Û) 12,074 1,187
Dropbox, Inc. Class A(Æ)(Ð) 31,240 803
Electronic Arts, Inc.(Û) 11,164 1,586
EPAM Systems, Inc.(Æ)(Û) 2,443 1,118
F5 Networks, Inc.(Æ)(Û) 6,533 1,220
Facebook, Inc. Class A(Æ)(Û) 15,642 5,085
Fidelity National Information Services, Inc. 1,878 287
Fiserv, Inc.(Æ) 149 18
Fortinet, Inc.(Æ) 1,929 394
HP, Inc.(Æ)(Ð) 14,643 499
Intel Corp.(Ð)(Û) 45,101 2,594
Intuit, Inc. 9,734 4,012
Juniper Networks, Inc. 36,581 928
Kulicke & Soffa Industries, Inc. 3,177 181
LiveRamp Holdings, Inc.(Æ) 4,863 238
Microchip Technology, Inc. 30,762 4,623
Microsoft Corp.(Û) 56,056 14,137
NetApp, Inc.(Ð)(Û) 16,700 1,247
NortonLifeLock , Inc.(Æ)(Ð) 9,207 199
Nutanix , Inc. Class A(Æ)(Ð) 14,625 395
NVIDIA Corp. 495 297
Oracle Corp. 1,446 110
Salesforce.com, Inc.(Æ) 7,484 1,724
Sanmina Corp.(Æ) 7,132 291
SAP SE - ADR 11,994 1,678
Sonos , Inc.(Æ)(Û) 19,147 766
Synaptics , Inc.(Æ) 5,081 711
Synopsys, Inc.(Æ) 1,261 312
Take-Two Interactive Software, Inc.(Æ) 5,047 885
TE Connectivity, Ltd. 2,384 321
Tenable Holdings, Inc.(Æ) 7,715 289
Tyler Technologies, Inc.(Æ) 473 201
VeriSign, Inc.(Æ) 4,698 1,028
VMware, Inc. Class A(Æ)(Ñ) 2,032 327
Workday, Inc. Class A(Æ) 496 123
Xilinx, Inc. 51 7
90,354
Utilities - 4.7%
American Water Works Co., Inc. 8,010 1,249
APA Corp. 31,342 627
AT&T, Inc.(Ð) 92,804 2,915
Atmos Energy Corp. 1,191 123
Avangrid , Inc.(Ð) 18,228 928
Consolidated Edison Co., Inc. 16,918 1,310
Edison International 19,232 1,143
Eversource Energy(Æ) 14,193 1,224
Sempra Energy 3,280 451
Telephone & Data Systems, Inc. 17,145 394
T-Mobile USA, Inc.(Æ) 2,710 358
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc.(Ð) 53,709 3,104
13,826
Total Common Stocks
(cost $199,258) 309,002
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 12,304,179 (∞) 12,302
Total Short-Term Investments
(cost $12,302) 12,302
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 315,400 (∞)
315
Total Other Securities
(cost $315) 315
Total Investments – 108.8%
(identified cost $211,875) 321,619
Securities Sold Short - (8.9)%
Consumer Discretionary - (1.6)%
AMC Entertainment Holdings, Inc. Class
A(Æ) (20,538) (206)
Burlington Stores, Inc.(Æ) (1,250) (408)
Carvana Co.(Æ) (684) (195)
Dorman Products, Inc.(Æ) (2,428) (241)
Fox Factory Holding Corp.(Æ) (3,793) (581)
fuboTV , Inc.(Æ) (1,985) (40)
GrowGeneration Corp.(Æ) (1,164) (51)
Hillenbrand, Inc. (7,569) (372)
Hyatt Hotels Corp. Class A(Æ) (3,871) (319)
Leggett & Platt, Inc. (8,828) (438)
Liberty Broadband Corp. Class A(Æ) (2,865) (452)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (4,203) (388)
Steven Madden, Ltd. (10,322) (420)
Virgin Galactic Holdings, Inc.(Æ) (1,822) (40)
Walt Disney Co. (The)(Æ) (2,262) (421)
Wayfair, Inc. Class A(Æ) (190) (56)
(4,628)
Consumer Staples - (0.2)%
Freshpet , Inc.(Æ) (1,882) (348)
WD-40 Co. (711) (177)
(525)
Energy - (0.1)%
Ormat Technologies, Inc. (2,548) (184)
Financial Services - (1.2)%
Americold Realty Trust (ö) (6,086) (246)
Digital Realty Trust, Inc.(ö) (2,919) (450)
Hamilton Lane, Inc. Class A (3,870) (350)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (8,482) (444)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KKR & Co., Inc. Class A (7,795) (441)
Moody's Corp. (1,546) (505)
Rocket Companies, Inc. Class A (20,232) (454)
Tradeweb Markets Inc. Class A (5,506) (448)
Trupanion , Inc.(Æ) (2,424) (197)
(3,535)
Health Care - (1.9)%
10x Genomics, Inc. Class A(Æ) (864) (171)
AbbVie, Inc. (4,007) (447)
AdaptHealth Corp.(Æ) (7,468) (217)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,361) (99)
Berkeley Lights, Inc.(Æ) (377) (19)
Bio- Techne Corp.(Æ) (1,467) (627)
ChemoCentryx , Inc.(Æ) (1,256) (61)
Elanco Animal Health, Inc.(Æ) (9,063) (287)
Exact Sciences Corp.(Æ) (1,182) (156)
Fate Therapeutics, Inc.(Æ) (2,228) (195)
Fulgent Genetics, Inc.(Æ) (394) (30)
HCA Healthcare, Inc. (1,927) (387)
Intra-Cellular Therapies, Inc. Class A(Æ) (5,500) (189)
Invitae Corp.(Æ) (6,814) (238)
NanoString Technologies, Inc.(Æ) (2,379) (190)
NeoGenomics , Inc.(Æ) (8,456) (414)
Premier, Inc. Class A (11,547) (408)
R1 RCM, Inc.(Æ) (9,749) (266)
Repligen Corp.(Æ) (2,116) (448)
Rocket Pharmaceuticals, Inc.(Æ) (1,048) (48)
Teladoc Health, Inc.(Æ) (1,332) (230)
TG Therapeutics, Inc.(Æ) (897) (40)
Twist Bioscience Corp.(Æ) (971) (130)
Veracyte , Inc.(Æ) (5,412) (269)
(5,566)
Materials and Processing - (0.5)%
Copart , Inc.(Æ) (1,509) (188)
Gibraltar Industries, Inc.(Æ) (3,419) (314)
Hexcel Corp.(Æ) (4,035) (228)
International Flavors & Fragrances, Inc. (3,144) (447)
RBC Bearings, Inc.(Æ) (1,925) (384)
(1,561)
Producer Durables - (1.3)%
Badger Meter, Inc. (3,157) (295)
Casella Waste Systems, Inc. Class A(Æ) (6,585) (442)
Caterpillar, Inc. (361) (82)
Ingersoll Rand, Inc.(Æ) (8,673) (429)
L3Harris Technologies, Inc. (2,157) (451)
LCI Industries (2,043) (299)
Magnite , Inc.(Æ) (2,047) (82)
Middleby Corp.(Æ) (1,597) (290)
Nordson Corp. (888) (188)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Parker-Hannifin Corp. (1,231) (386)
Proto Labs, Inc.(Æ) (2,106) (236)
Rockwell Automation, Inc. (1,235) (326)
Trimble Navigation, Ltd.(Æ) (5,554) (455)
(3,961)
Technology - (2.1)%
3D Systems Corp.(Æ) (7,226) (156)
Analog Devices, Inc. (3,018) (462)
Appfolio , Inc. Class A(Æ) (1,961) (284)
Aspen Technology, Inc.(Æ) (3,338) (437)
Bandwidth, Inc. Class A(Æ) (1,633) (216)
Bentley Systems, Inc. Class B (6,821) (349)
CDK Global, Inc. (2,834) (152)
Cloudflare , Inc. Class A(Æ) (2,327) (197)
Coupa Software, Inc.(Æ) (686) (185)
Cree, Inc.(Æ) (2,420) (241)
Digital Turbine, Inc.(Æ) (1,309) (99)
Entegris , Inc. (3,626) (408)
Fastly , Inc. Class A(Æ) (644) (41)
KLA Corp. (1,411) (445)
Lattice Semiconductor Corp.(Æ) (4,228) (213)
MongoDB, Inc.(Æ) (955) (284)
Q2 Holdings, Inc.(Æ) (1,952) (203)
Raytheon Technologies Corp.(Æ) (6,546) (545)
Roku, Inc.(Æ) (523) (179)
Salesforce.com, Inc.(Æ) (2,009) (463)
Snap, Inc. Class A(Æ) (2,968) (183)
Twilio , Inc. Class A(Æ) (1,184) (435)
Zoom Video Communications, Inc. Class
A(Æ) (477) (152)
(6,329)
Utilities – (0.0)%
T-Mobile USA, Inc.(Æ) (408) (53)
Total Securities Sold Short
(proceeds $22,019) (26,342)
Other Assets and Liabilities, Net
- 0.1%
314
Net Assets - 100.0%
295,591

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 25
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 35,177 $ — $ —
$ —
$ 35,177 11.9
Consumer Staples 29,153 — —
—
29,153 9.8
Financial Services 64,217 — —
—
64,217 21.7
Health Care 38,199 — —
—
38,199 12.9
Materials and Processing 4,923 — —
—
4,923 1.7
Producer Durables 33,153 — —
—
33,153 11.2
Technology 90,354 — —
—
90,354 30.6
Utilities 13,826 — —
—
13,826 4.7
Short-Term Investments — — — 12,302 12,302 4.2
Other Securities — — — 315 315 0.1
Total Investments 309,002 — — 12,617 321,619 108.8
Securities Sold Short* (26, 342 ) — — — (26, 342 ) (8.9)
Other Assets and Liabilities, Net
0.1
100.0
* Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
26 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 108
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 27
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 306 $ — $ 306
Total Financial and Derivative Assets
306 — 306
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 306 $ — $ 306
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Morgan Stanley
$ 306 $ — $ 42 $ 264
Total
$ 306 $ — $ 42 $ 264

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 26,342 $ — $ 26,342
Total Financial and Derivative Liabilities
26,342 — 26,342
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 26,342 $ — $ 26,342
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 26,342 $ — $ 26,342 $ —
Total
$ 26,342 $ — $ 26,342 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
5
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 211,875
Investments, at fair value(*)(>) ......................................................................................................................................................
321,619
Receivables:
Dividends and interest ....................................................................................................................................................... 187
Investments sold ................................................................................................................................................................ 1,900
Fund shares sold ................................................................................................................................................................ 74
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
323,783
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,136
Fund shares redeemed ....................................................................................................................................................... 82
Accrued fees to affiliates .................................................................................................................................................... 205
Other accrued expenses ..................................................................................................................................................... 112
Securities sold short, at fair value(‡) .............................................................................................................................................. 26,342
Payable upon return of securities loaned ....................................................................................................................................... 315
Total liabilities .............................................................................................................................................
28,192
Net Assets ............................................................................................................................................................
$ 295,591

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 126,995
Shares of beneficial interest ...........................................................................................................................................................
53
Additional paid-in capital ..............................................................................................................................................................
168,543
Net Assets ............................................................................................................................................................
$ 295,591
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 56.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 59.42
Class A — Net assets ............................................................................................................................................................. $ 23,371,006
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 417,364
Net asset value per share: Class C(#) ............................................................................................................................................. $ 54.72
Class C — Net assets ............................................................................................................................................................. $ 30,672,690
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 560,542
Net asset value per share: Class S(#) .............................................................................................................................................. $ 56.12
Class S — Net assets ............................................................................................................................................................. $ 230,475,276
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,106,655
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 55.97
Class Y — Net assets ............................................................................................................................................................. $ 11,071,921
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 197,813
Amounts in thousands
(*)     Securities on loan included in investments $ 306
(‡)     Proceeds on securities sold short $ 22,019
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 12,617
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,214
Dividends from affiliated funds ......................................................................................................................................... 4
Total investment income ...............................................................................................................................................................
2,218
Expenses
Advisory fees .................................................................................................................................................................... 767
Administrative fees ........................................................................................................................................................... 67
Custodian fees ................................................................................................................................................................... 60
Distribution fees - Class A ................................................................................................................................................ 27
Distribution fees - Class C ................................................................................................................................................ 108
Transfer agent fees - Class A ............................................................................................................................................ 21
Transfer agent fees - Class C ............................................................................................................................................. 29
Transfer agent fees - Class S ............................................................................................................................................. 218
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 42
Registration fees ............................................................................................................................................................... 36
Shareholder servicing fees - Class C ................................................................................................................................. 36
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 10
Dividends from securities sold short ................................................................................................................................. 231
Interest expense paid on securities sold short ................................................................................................................... 77
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 1,746
Expense reductions ........................................................................................................................................................... (121)
Net expenses .................................................................................................................................................................................
1,625
Net investment income (loss) ........................................................................................................................................................
593
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,701
Futures contracts .............................................................................................................................................................. 108
Securities sold short .......................................................................................................................................................... (5,461)
Net realized gain (loss) ..................................................................................................................................................................
25,348
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 42,021
Securities sold short .......................................................................................................................................................... (1,324)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 40,697
Net realized and unrealized gain (loss) ......................................................................................................................................... 66,045
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 66,638
**      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 593 $ 1,831
Net realized gain (loss) ...................................................................................................................... 25,348 53,446
Net change in unrealized appreciation (depreciation) ....................................................................... 40,697 (40,204)
Net increase (decrease) in net assets from operations ............................................................................. 66,638 15,073
Distributions
To shareholders
Class A .......................................................................................................................................... (3,016) (2,471)
Class C .......................................................................................................................................... (4,109) (3,446)
Class E (1) ..................................................................................................................................... — (215)
Class S ........................................................................................................................................... (31,042) (27,883)
Class Y .......................................................................................................................................... (1,704) (1,364)
Net decrease in net assets from distributions .......................................................................................... (39,871) (35,379)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 10,199 (161,974)
Total Net Increase (Decrease) in Net Assets ..........................................................................
36,966 (182,280)
Net Assets
Beginning of period .................................................................................................................................
258,625 440,905
End of period ..........................................................................................................................................
$ 295,591 $ 258,625

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 13 $ 714 53 $ 2,719
Proceeds from reinvestment of distributions 60 2,966 48 2,444
Payments for shares redeemed (40) (2,104) (112) (5,485)
Net increase (decrease)
33 1,576 (11) (322)
Class C
Proceeds from shares sold 7 341 19 912
Proceeds from reinvestment of distributions 84 4,075 67 3,380
Payments for shares redeemed (6 4 ) (3,164) (138) (6,914)
Net increase (decrease)
2 7 1,252 (52) (2,622)
Class E (1)
Proceeds from shares sold — — 2 125
Proceeds from reinvestment of distributions — — 4 214
Payments for shares redeemed — — (41) (2,049)
Net increase (decrease)
— — (35) (1,710)
Class S
Proceeds from shares sold 88 4,613 253 12,589
Proceeds from reinvestment of distributions 590 29,248 516 26,374
Payments for shares redeemed (494) (25,642) (1,252) (62,957)
Net increase (decrease)
184 8,219 (483) (23,994)
Class Y
Proceeds from shares sold — 11 7 285
Proceeds from reinvestment of distributions 35 1,704 27 1,364
Payments for shares redeemed (51) (2,563) (2,422) (134,975)
Net increase (decrease)
(16) (848) (2,388) (133,326)
Total increase (decrease)
228 $ 10,199 (2,969) $ (161,974)

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 51.21 .07 12.65 12.72 (.29) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
October 31, 2016 47.76 .45 1.55 2.00 (.54) —
Class C
April 30, 2021* 50.27 (.13) 12.41 12.28 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
October 31, 2016 47.52 .10 1.53 1.63 (.17) —
Class S
April 30, 2021* 51.29 .14 12.69 12.83 (.36) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
October 31, 2016 47.82 .59 1.53 2.12 (.65) —
Class Y
April 30, 2021* 51.18 .19 12.64 12.83 (.40) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)
October 31, 2016 47.75 .70 1.52 2.22 (.75) —

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(7.93) 56.00 26.88 23,371 1.39 1.33 .26 53
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(.54) 49.22 4.21 28,450 1.26 1.26 .93 94
(7.83) 54.72 26.42 30,673 2.14 2.08 (.49) 53
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(.17) 48.98 3.43 43,815 2.01 2.01 .20 94
(8.00) 56.12 27.06 230,475 1.14 1.04 .55 53
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(.65) 49.29 4.46 181,534 1.01 1.01 1.21 94
(8.04) 55.97 27.17 11,072 .94 .88 .72 53
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99
(.75) 49.22 4.67 215,913 .81 .81 1.46 94

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 122,994
Administration fees 11,611
Distribution fees 23,359
Shareholder servicing fees 6,213
Transfer agent fees 38,880
Trustee fees 2,203
$ 205,260
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 3,357 $ 3,042 $ — $ — $ 315 $ — $ —
U.S. Cash Management Fund 9,439 56,981 54,118 — — 12,302 4 —
$ 9,439 $ 60,338 $ 57,160 $ — $ — $ 12,617 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 193,797,997 $ 107,044,483 $ (5,566,151) $ 101,478,332

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
U.S. Strategic Equity Fund 37
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,300.30 $ 1,019.89
Expenses Paid During Period* $ 5.65 $ 4.96
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,295.90 $ 1,016.17
Expenses Paid During Period* $ 9.91 $ 8.70
* Expenses are equal to the Fund's annualized expense ratio of 1.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,303.10 $ 1,021.62
Expenses Paid During Period* $ 3.65 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
38 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,302.00 $ 1,021.12
Expenses Paid During Period* $ 4.22 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.5%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc. 12,306 2,463
Amazon.com, Inc.(Æ) 37,643 130,524
Amerco , Inc. 3,771 2,250
AutoNation, Inc.(Æ) 12,587 1,290
AutoZone, Inc.(Æ) 539 789
Best Buy Co., Inc. 36,313 4,222
BorgWarner, Inc. 8,100 393
Brunswick Corp. 13,600 1,457
CarMax, Inc.(Æ) 9,625 1,282
Charter Communications, Inc. Class A(Æ) 82,338 55,451
Comcast Corp. Class A 243,000 13,644
Costco Wholesale Corp. 23,216 8,638
Dick's Sporting Goods, Inc. 9,012 744
Dollar General Corp. 19,832 4,259
Dollar Tree, Inc.(Æ) 8,469 973
DR Horton, Inc. 159,377 15,665
eBay, Inc. 55,696 3,107
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,596
Foot Locker, Inc. 16,833 993
Ford Motor Credit Co. LLC(Æ) 350,593 4,046
Gap, Inc. (The) 64,539 2,136
Garmin, Ltd. 18,659 2,561
General Motors Co.(Æ) 716,467 40,996
Genuine Parts Co. 20,723 2,590
Graham Holdings Co. Class B 2,302 1,463
Grand Canyon Education, Inc.(Æ) 10,350 1,121
Home Depot, Inc. (The) 37,846 12,250
Kohl's Corp. 28,762 1,687
Lear Corp. 2,224 409
Lennar Corp. Class A 41,608 4,311
Liberty SiriusXM Group Class C(Æ) 38,198 1,728
LKQ Corp.(Æ) 86,551 4,043
Lowe's Cos., Inc. 20,419 4,007
Lululemon Athletica , Inc.(Æ) 4,758 1,595
McDonald's Corp. 3,642 860
Mohawk Industries, Inc.(Æ) 6,615 1,359
Netflix, Inc.(Æ) 72,405 37,178
Nike, Inc. Class B 337,074 44,703
NVR, Inc.(Æ) 470 2,359
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 1,443
Omnicom Group, Inc. 178,576 14,690
O'Reilly Automotive, Inc.(Æ) 3,399 1,879
Penske Automotive Group, Inc. 19,669 1,725
Polaris, Inc. 18,875 2,643
Pool Corp. 2,445 1,033
PulteGroup, Inc. 395,584 23,387
Ross Stores, Inc. 24,861 3,255
Starbucks Corp. 271,048 31,032
Target Corp. 33,956 7,038
Tesla, Inc.(Æ) 22,378 15,876
Thor Industries, Inc. 81,711 11,569
TJX Cos., Inc. (The) 34,560 2,454
Tractor Supply Co. 13,674 2,579
Ulta Beauty, Inc.(Æ) 41,113 13,541
ViacomCBS , Inc. Class B 31,554 1,294
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walmart, Inc. 71,846 10,052
Walt Disney Co. (The)(Æ) 61,371 11,416
Whirlpool Corp. 5,819 1,376
Williams-Sonoma, Inc. 17,408 2,972
Yum China Holdings, Inc. 20,498 1,290
583,686
Consumer Staples - 4.9%
Altria Group, Inc. 74,891 3,576
Archer-Daniels-Midland Co. 56,550 3,570
Casey's General Stores, Inc. 3,765 837
Church & Dwight Co., Inc. 31,611 2,710
Clorox Co. (The) 19,058 3,478
Coca-Cola Co. (The) 128,843 6,955
Colgate-Palmolive Co. 73,351 5,919
CVS Health Corp. 412,295 31,499
Estee Lauder Cos., Inc. (The) Class A 8,580 2,692
General Mills, Inc. 43,678 2,658
Hormel Foods Corp. 11,157 516
Ingredion, Inc. 221,602 20,700
JM Smucker Co. (The) 19,214 2,517
Kimberly-Clark Corp. 35,734 4,764
Kraft Heinz Foods Co. 60,137 2,483
Kroger Co. (The) 671,323 24,530
Molson Coors Beverage Co. Class B(Æ) 215,071 11,818
Mondelez International, Inc. Class A 51,175 3,112
Monster Beverage Corp.(Æ) 16,800 1,631
PepsiCo, Inc. 49,126 7,082
Philip Morris International, Inc. 107,002 10,165
Procter & Gamble Co. (The) 130,802 17,452
Tyson Foods, Inc. Class A 337,444 26,135
US Foods Holding Corp.(Æ) 35,810 1,485
Walgreens Boots Alliance, Inc. 94,252 5,005
203,289
Energy - 1.9%
BP PLC - ADR 645,213 16,234
Canadian Natural Resources, Ltd. 614,945 18,682
Chevron Corp. 196,602 20,264
ConocoPhillips Co. 178,612 9,134
Exxon Mobil Corp. 161,887 9,266
Kinder Morgan, Inc. 135,363 2,308
ONEOK, Inc. 26,132 1,368
Pioneer Natural Resources Co. 5,481 843
78,099
Financial Services - 19.6%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 282,251 16,441
Aflac, Inc. 59,106 3,176
Allstate Corp. (The) 26,101 3,310
American Express Co. 6,982 1,071
American International Group, Inc. 25,553 1,238
American Tower Corp.(ö) 7,428 1,892
Annaly Capital Management, Inc.(ö) 1,833,150 16,645
Banco Santander SA - ADR(Æ) 3,143,398 11,976

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of America Corp. 1,035,516 41,969
Bank of New York Mellon Corp. (The) 34,343 1,713
Berkshire Hathaway, Inc. Class B(Æ) 175,560 48,270
BlackRock, Inc. Class A 1,792 1,468
Capital One Financial Corp. 22,094 3,294
Cboe Global Markets, Inc. 3,251 339
CBRE Group, Inc. Class A(Æ) 40,060 3,413
Charles Schwab Corp. (The) 29,482 2,076
Chubb, Ltd. 20,670 3,547
Citigroup, Inc. 925,901 65,961
Citizens Financial Group, Inc. 519,451 24,040
Comerica, Inc. 211,451 15,893
Crown Castle International Corp.(ö) 11,639 2,200
Discover Financial Services 13,338 1,521
Equinix , Inc.(Æ)(ö) 923 665
Equity Commonwealth(ö) 299,881 8,637
Essent Group, Ltd. 192,090 10,100
Everest Re Group, Ltd. 840 233
Fifth Third Bancorp 72,355 2,933
First Republic Bank 6,870 1,259
Global Payments, Inc. 733 157
Goldman Sachs Group, Inc. (The) 22,455 7,824
Hartford Financial Services Group, Inc. 20,216 1,333
JPMorgan Chase & Co. 300,118 46,161
KeyCorp 58,671 1,277
KKR & Co., Inc. Class A 976,663 55,260
M&T Bank Corp. 10,794 1,702
MasterCard, Inc. Class A 172,816 66,026
Merck & Co., Inc. 92,744 6,909
MetLife, Inc. 28,215 1,795
Morgan Stanley 251,413 20,754
Northern Trust Corp. 21,389 2,434
PayPal Holdings, Inc.(Æ) 239,236 62,749
People's United Financial, Inc. 23,806 432
PNC Financial Services Group, Inc. (The) 39,665 7,415
Popular, Inc. 199,936 14,787
Progressive Corp. (The) 20,591 2,074
Prudential Financial, Inc. 16,217 1,628
Raymond James Financial, Inc. 11,885 1,554
Regions Financial Corp. 91,773 2,001
Reinsurance Group of America, Inc. Class A 9,053 1,182
RenaissanceRe Holdings, Ltd. 29 5
Rocket Companies, Inc. 44,237 993
Ryman Hospitality Properties, Inc.(Æ)(ö) 106,254 8,357
SLM Corp. 807,564 15,877
State Street Corp. 13,883 1,166
Synchrony Financial 54,839 2,399
Travelers Cos., Inc. (The) 20,578 3,183
Truist Financial Corp. 122,454 7,263
Two Harbors Investment Corp.(ö) 2,423,377 18,902
US Bancorp 107,896 6,404
Visa, Inc. Class A 364,210 85,065
Wells Fargo & Co. 1,206,164 54,338
804,686
Health Care - 13.5%
10x Genomics, Inc. Class A(Æ) 149,172 29,506
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Abbott Laboratories 67,828 8,145
AbbVie, Inc. 198,208 22,100
Abiomed , Inc.(Æ) 3,128 1,003
Agilent Technologies, Inc. 27,508 3,676
Alexion Pharmaceuticals, Inc.(Æ) 77,041 12,995
Align Technology, Inc.(Æ) 64,374 38,337
Alkermes PLC(Æ) 94,763 2,085
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 2,203
Amgen, Inc. 22,600 5,416
Anthem, Inc.(Æ) 7,272 2,759
AstraZeneca PLC - ADR(Ñ) 260,772 13,839
Baxter International, Inc. 26,553 2,275
Becton Dickinson and Co. 17,186 4,276
Biogen, Inc.(Æ) 18,123 4,845
BioMarin Pharmaceutical, Inc.(Æ) 6,613 515
Boston Scientific Corp.(Æ) 62,153 2,710
Bristol-Myers Squibb Co. 304,888 19,031
Centene Corp.(Æ) 44,103 2,723
Cerner Corp. 42,122 3,161
Cigna Corp. 17,170 4,276
Cooper Cos., Inc. (The) 5,586 2,295
DexCom , Inc.(Æ) 5,748 2,219
Edwards Lifesciences Corp.(Æ) 518,308 49,509
Eli Lilly & Co. 27,837 5,088
Exact Sciences Corp.(Æ) 9,735 1,283
Exelixis , Inc.(Æ) 92,124 2,268
Gilead Sciences, Inc. 43,802 2,780
GlaxoSmithKline PLC - ADR(Ñ) 333,898 12,468
HCA Healthcare, Inc. 54,132 10,884
Hologic , Inc.(Æ) 14,690 963
Humana, Inc. 2,749 1,224
IDEXX Laboratories, Inc.(Æ) 2,975 1,633
Illumina, Inc.(Æ) 2,905 1,141
Incyte Corp.(Æ) 30,662 2,618
Insulet Corp.(Æ) 2,810 830
Integra LifeSciences Holdings Corp.(Æ) 7,553 560
Intuitive Surgical, Inc.(Æ) 55,179 47,730
Jazz Pharmaceuticals PLC(Æ) 81,605 13,416
Johnson & Johnson 253,950 41,325
Laboratory Corp. of America Holdings(Æ) 14,684 3,904
Masimo Corp.(Æ) 3,966 923
Medtronic PLC 150,508 19,705
Moderna , Inc.(Æ) 20,912 3,739
Neurocrine Biosciences, Inc.(Æ) 5,389 509
Pfizer, Inc. 556,145 21,495
Quest Diagnostics, Inc. 8,708 1,148
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 2,518
ResMed , Inc. 16,758 3,150
Sage Therapeutics, Inc.(Æ) 17,324 1,364
Seagen Inc.(Æ) 7,553 1,086
STERIS PLC 8,595 1,814
Stryker Corp. 19,781 5,195
Teleflex, Inc. 2,802 1,184
Thermo Fisher Scientific, Inc. 17,440 8,201
United Therapeutics Corp.(Æ) 17,834 3,595
UnitedHealth Group, Inc. 41,534 16,564
Veeva Systems, Inc. Class A(Æ) 127,429 35,992

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 18,264 3,985
Viatris , Inc. 749,097 9,963
West Pharmaceutical Services, Inc. 13,286 4,365
Zimmer Biomet Holdings, Inc. 67,016 11,873
Zoetis, Inc. Class A 31,399 5,433
553,815
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 927 267
Alcoa Corp.(Æ) 242,685 8,892
Ball Corp. 26,410 2,473
Berry Plastics Group, Inc.(Æ) 17,431 1,109
Carrier Global Corp. 36,048 1,571
Copart , Inc.(Æ) 11,271 1,403
Crown Holdings, Inc. 146,984 16,139
Dow, Inc. 29,814 1,863
DowDuPont , Inc. 288,343 22,234
Eastman Chemical Co. 101,542 11,717
Ecolab, Inc. 559 125
Fastenal Co. 27,014 1,412
Freeport-McMoRan, Inc. 52,181 1,968
Huntsman Corp. 725,702 20,806
International Paper Co. 61,665 3,577
Lennox International, Inc. 3,495 1,172
Linde PLC(Æ) 17,602 5,031
LyondellBasell Industries NV Class A 22,865 2,372
Newmont Corp. 503,898 31,448
Nucor Corp. 40,402 3,324
Owens Corning 3,365 326
Reliance Steel & Aluminum Co. 2,803 449
Sherwin-Williams Co. (The) 3,049 835
Southern Copper Corp. 68,755 4,772
Steel Dynamics, Inc. 15,418 836
Trane Technologies PLC 28,704 4,990
Westrock Co. 14,537 811
151,922
Producer Durables - 5.7%
3M Co. 12,249 2,415
Ametek , Inc. 3,118 421
Aptiv PLC(Æ) 10,656 1,533
Avery Dennison Corp. 4,333 928
Booz Allen Hamilton Holding Corp. Class A 10,010 830
Carlisle Cos., Inc. 7,066 1,354
Caterpillar, Inc. 4,181 954
CH Robinson Worldwide, Inc. 19,423 1,886
Chart Industries, Inc.(Æ) 54,434 8,744
Cintas Corp. 6,621 2,285
CoStar Group, Inc.(Æ) 4,081 3,487
CSX Corp. 18,465 1,860
Cummins, Inc. 19,734 4,974
Danaher Corp. 27,965 7,101
Deere & Co. 6,005 2,227
Eaton Corp. PLC 14,926 2,133
Emerson Electric Co. 21,989 1,990
Expeditors International of Washington, Inc. 14,707 1,616
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedEx Corp. 74,524 21,635
General Dynamics Corp. 3,063 583
Gentex Corp. 5,148 181
Honeywell International, Inc. 32,621 7,276
IDEX Corp. 3,590 805
IHS Markit , Ltd.(Æ) 20,885 2,247
Illinois Tool Works, Inc. 9,751 2,247
Johnson Controls International PLC(Æ) 94,509 5,892
Kansas City Southern 12,439 3,635
Keysight Technologies, Inc.(Æ) 5,940 857
Lockheed Martin Corp. 7,714 2,936
Magna International, Inc. Class A 131,590 12,425
Norfolk Southern Corp. 4,770 1,332
Northrop Grumman Corp. 6,024 2,135
Old Dominion Freight Line, Inc. 3,547 914
Otis Worldwide Corp. 18,034 1,404
PACCAR Financial Corp. 35,058 3,151
Paychex, Inc. 6,219 606
Quanta Services, Inc. 37,203 3,595
Republic Services, Inc. Class A 20,865 2,218
Roper Technologies, Inc. 5,775 2,578
S&P Global, Inc. 1,210 472
Snap-on, Inc. 8,918 2,119
Stanley Black & Decker, Inc. 4,646 961
Textron, Inc. 208,314 13,382
Toro Co. (The) 18,395 2,108
TreeHouse Foods, Inc.(Æ) 297,553 14,164
Union Pacific Corp. 15,584 3,461
United Parcel Service, Inc. Class B 46,071 9,392
United Rentals, Inc.(Æ) 8,004 2,561
Verisk Analytics, Inc. Class A 14,411 2,712
Vontier Corp. 559,187 17,525
Waste Management, Inc. 272,844 37,644
Waters Corp.(Æ) 2,227 668
Westinghouse Air Brake Technologies Corp. 9,916 814
XPO Logistics, Inc.(Æ) 14,464 2,012
235,385
Technology - 27.7%
Accenture PLC Class A 21,366 6,195
Activision Blizzard, Inc. 13,687 1,248
Adobe, Inc.(Æ) 68,930 35,040
Advanced Micro Devices, Inc.(Æ) 62,172 5,074
Airbnb, Inc. Class A(Æ)(Ñ) 142,128 24,547
Alphabet, Inc. Class A(Æ) 16,272 38,296
Alphabet, Inc. Class C(Æ) 9,097 21,925
Amphenol Corp. Class A 29,248 1,970
Analog Devices, Inc. 35,293 5,405
Ansys , Inc.(Æ) 231 84
Apple, Inc. 619,624 81,456
Applied Materials, Inc. 49,262 6,538
Arista Networks, Inc.(Æ) 60,837 19,174
Automatic Data Processing, Inc. 8,811 1,648
Broadcom, Inc. 17,655 8,054
CACI International, Inc. Class A(Æ) 2,300 586
Cadence Design Systems, Inc.(Æ) 18,371 2,421
CDW Corp. 4,593 819

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc. 177,754 9,049
Cognizant Technology Solutions Corp. Class
A 113,468 9,123
Corning, Inc. 45,235 2,000
Corteva , Inc. 487,055 23,749
Coupa Software, Inc.(Æ) 110,410 29,705
Datadog , Inc. Class A(Æ) 349,970 30,017
Dell Technologies, Inc. Class C(Æ) 44,963 4,421
Electronic Arts, Inc. 5,960 847
Entegris , Inc. 6,469 728
F5 Networks, Inc.(Æ) 13,506 2,522
Facebook, Inc. Class A(Æ) 126,390 41,087
Fidelity National Information Services, Inc. 12,476 1,908
Fiserv, Inc.(Æ) 15,236 1,830
Fortinet, Inc.(Æ) 8,065 1,647
Grubhub , Inc.(Æ) 15,840 1,078
Hewlett Packard Enterprise Co. Class H 197,056 3,157
HP, Inc.(Æ) 166,272 5,671
Intel Corp. 225,631 12,981
International Business Machines Corp. 26,062 3,698
Intuit, Inc. 10,186 4,198
Juniper Networks, Inc. 834,706 21,193
KLA Corp. 13,017 4,105
Lam Research Corp. 6,766 4,198
Leidos Holdings, Inc. 20,263 2,052
Marvell Technology Group, Ltd. 248,137 11,218
Match Group, Inc.(Æ) 299,558 46,620
Maxim Integrated Products, Inc. 28,351 2,665
Microchip Technology, Inc. 21,852 3,284
Micron Technology, Inc.(Æ) 356,158 30,654
Microsoft Corp. 707,916 178,522
Monolithic Power Systems, Inc. 5,444 1,967
Motorola Solutions, Inc. 11,497 2,165
NVIDIA Corp. 27,632 16,590
ON Semiconductor Corp.(Æ) 59,963 2,339
Oracle Corp. 56,289 4,266
Paycom Software, Inc.(Æ) 93,804 36,059
Qorvo , Inc.(Æ) 7,900 1,486
QUALCOMM, Inc. 47,766 6,630
Raytheon Technologies Corp.(Æ) 50,393 4,195
Salesforce.com, Inc.(Æ) 27,770 6,396
ServiceNow , Inc.(Æ) 92,703 46,942
Skyworks Solutions, Inc. 18,965 3,439
Snowflake, Inc. Class A(Æ) 146,932 34,028
Synopsys, Inc.(Æ) 5,711 1,411
Take-Two Interactive Software, Inc.(Æ) 12,852 2,254
Teradyne, Inc. 28,482 3,562
Texas Instruments, Inc. 48,954 8,837
Twilio , Inc. Class A(Æ) 167,781 61,710
Uber Technologies, Inc.(Æ) 1,356,026 74,270
Wix.com, Ltd.(Æ) 107,129 34,054
Workday, Inc. Class A(Æ) 3,510 867
Xilinx, Inc. 11,399 1,459
Zoom Video Communications, Inc. Class
A(Æ) 82,735 26,440
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zynga, Inc. Class A(Æ) 230,931 2,499
1,138,272
Utilities - 4.3%
American Electric Power Co., Inc. 8,378 743
AT&T, Inc. 854,756 26,848
Avangrid , Inc. 27,409 1,395
Cheniere Energy, Inc.(Æ) 24,435 1,894
Consolidated Edison, Inc. 26,161 2,025
Dominion Energy, Inc. 7,331 586
DTE Energy Co. 11,007 1,541
Duke Energy Corp. 39,298 3,957
Evergy , Inc. 38,147 2,440
Eversource Energy(Æ) 19,150 1,651
Exelon Corp. 70,530 3,170
FirstEnergy Corp. 452,794 17,170
National Fuel Gas Co. 16,180 803
NextEra Energy, Inc. 53,807 4,171
NiSource, Inc. 613,298 15,958
Pinnacle West Capital Corp. 14,728 1,247
PPL Corp. 517,697 15,080
Public Service Enterprise Group, Inc. 12,533 792
Sempra Energy 10,893 1,499
Southern Co. (The) 25,958 1,718
T-Mobile USA, Inc.(Æ) 228,604 30,205
UGI Corp. 186,000 8,130
Verizon Communications, Inc. 540,646 31,244
WEC Energy Group, Inc.(Æ) 29,263 2,843
177,110
Total Common Stocks
(cost $2,679,569) 3,926,264
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 185,413,638
(∞)
185,376
United States Treasury Bills
0.009% due 05/20/21 (ž)( § )( ç ) 700 700
Total Short-Term Investments
(cost $186,076) 186,076
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×) 51,152,638
(∞)
51,153
Total Other Securities
(cost $51,153) 51,153
Total Investments - 101.2%
(identified cost $2,916,798) 4,163,493
Other Assets and Liabilities, Net
- (1.2)%
(51,117)
Net Assets - 100.0%
4,112,376

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 43
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 496 USD 103,525 06/21 1,469
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,469
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 583,686 $ — $ —
$ —
$ 583,686 14.2
Consumer Staples 203,289 — —
—
203,289 4.9
Energy 78,099 — —
—
78,099 1.9
Financial Services 804,686 — —
—
804,686 19.6
Health Care 553,815 — —
—
553,815 13.5
Materials and Processing 151,922 — —
—
151,922 3.7
Producer Durables 235,385 — —
—
235,385 5.7
Technology 1,138,272 — —
—
1,138,272 27.7
Utilities 177,110 — —
—
177,110 4.3
Short-Term Investments — 700 — 185,376 186,076 4.5
Other Securities — — — 51,153 51,153 1.2
Total Investments 3,926,264 700 — 236,529 4,163,493 101.2
Other Assets and Liabilities, Net
(1.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,469 — — — 1,469 — *
Total Other Financial Instruments
**
$ 1,469 $ — $ — $ — $ 1,469
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
44 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,469
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 10,433 $ —
Foreign currency exchange contracts — 1
Total
$ 10,433 $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,000 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 45
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 49,817 $ — $ 49,817
Total Financial and Derivative Assets
49,817 — 49,817
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 49,817 $ — $ 49,817
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,162 $ — $ 808 $ 354
Bank of Montreal
4,709 — 271 4,438
Bank of Nova Scotia
637 — 219 418
Citigroup
2,494 — 393 2,101
HSBC
33,306 — 2,459 30,847
ING
5,384 — 105 5,279
Morgan Stanley
2,125 — 302 1,823
Total
$ 49,817 $ — $ 4,557 $ 45,260
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,916,798
Investments, at fair value(*)(>) ......................................................................................................................................................
4,163,493
Receivables:
Dividends and interest ....................................................................................................................................................... 2,694
Dividends from affiliated funds .......................................................................................................................................... 6
Fund shares sold ................................................................................................................................................................ 5,364
From broker(a) ................................................................................................................................................................... 2,573
Variation margin on futures contracts ................................................................................................................................. 1,471
Prepaid expenses ........................................................................................................................................................................... 31
Total assets .................................................................................................................................................
4,175,632
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 7,871
Fund shares redeemed ....................................................................................................................................................... 1,778
Accrued fees to affiliates .................................................................................................................................................... 2,208
Other accrued expenses ..................................................................................................................................................... 246
Payable upon return of securities loaned ....................................................................................................................................... 51,153
Total liabilities .............................................................................................................................................
63,256
Net Assets ............................................................................................................................................................
$ 4,112,376

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 47
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,425,779
Shares of beneficial interest ...........................................................................................................................................................
2,45 7
Additional paid-in capital ..............................................................................................................................................................
2,684,14 0
Net Assets ............................................................................................................................................................
$ 4,112,376
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 16.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 17.73
Class A — Net assets ............................................................................................................................................................. $ 10,887,964
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 651,515
Net asset value per share: Class C(#) ............................................................................................................................................. $ 16.58
Class C — Net assets ............................................................................................................................................................. $ 6,529,951
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 393,932
Net asset value per share: Class M(#) ............................................................................................................................................ $ 16.72
Class M — Net assets ............................................................................................................................................................ $ 631,072,844
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 37,733,887
Net asset value per share: Class S(#) .............................................................................................................................................. $ 16.74
Class S — Net assets ............................................................................................................................................................. $ 3,463,885,558
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 206,885,904
Amounts in thousands
(*)     Securities on loan included in investments $ 49,817
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 236,529
(a)     Receivable from Broker for Futures $ 2,573
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 18,59 9
Dividends from affiliated funds ......................................................................................................................................... 42
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ......................................................................................................................................... 145
Total investment income ...............................................................................................................................................................
18,78 7
Expenses
Advisory fees .................................................................................................................................................................... 12,243
Administrative fees ........................................................................................................................................................... 825
Custodian fees ................................................................................................................................................................... 121
Distribution fees - Class A ................................................................................................................................................ 12
Distribution fees - Class C ................................................................................................................................................ 22
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class M ............................................................................................................................................ 454
Transfer agent fees - Class S ............................................................................................................................................. 2,942
Professional fees ............................................................................................................................................................... 123
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 69
Printing fees ...................................................................................................................................................................... 97
Miscellaneous ................................................................................................................................................................... 2 7
Expenses before reductions .............................................................................................................................................. 17,025
Expense reductions ........................................................................................................................................................... (4,592)
Net expenses .................................................................................................................................................................................
12,43 3
Net investment income (loss) ........................................................................................................................................................
6,354
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 267,8 60
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 10,433
Foreign currency exchange contracts ................................................................................................................................ 1
Foreign currency-related transactions ............................................................................................................................... (1)
Net realized gain (loss) ..................................................................................................................................................................
278,29 2
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 582,03 6
Futures contracts .............................................................................................................................................................. 2,000
Net change in unrealized appreciation (depreciation) ................................................................................................................... 584,03 6
Net realized and unrealized gain (loss) ......................................................................................................................................... 862,328
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 868,682

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 49
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,354 $ 26,510
Net realized gain (loss) ...................................................................................................................... 278,29 2 (63,210)
Net change in unrealized appreciation (depreciation) ....................................................................... 584,03 6 352,015
Net increase (decrease) in net assets from operations ............................................................................. 868,682 315,315
Distributions
To shareholders
Class A .......................................................................................................................................... (21) (360)
Class C .......................................................................................................................................... (2) (242)
Class E(1) ...................................................................................................................................... — (46)
Class M ......................................................................................................................................... (1,641) (17,066)
Class S ........................................................................................................................................... (9,567) (149,012)
Net decrease in net assets from distributions .......................................................................................... (11,231) (166,726)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 387,304 (36,345)
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,244,755 112,244
Net Assets
Beginning of period .................................................................................................................................
2,867,621 2,755,377
End of period ..........................................................................................................................................
$ 4,112,376 $ 2,867,621

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited)
2020
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
183
$ 2,789
321
$ 3,978
Proceeds from reinvestment of distributions
2
20
30
360
Payments for shares redeemed
(131)
(2,007)
(391)
(4,621)
Net increase (decrease)
54
802
(40)
(283)
Class C
Proceeds from shares sold
57
857
89
1,016
Proceeds from reinvestment of distributions
—**
2
20
242
Payments for shares redeemed
(63)
(940)
(174)
(2,060)
Net increase (decrease)
(6)
(81)
(65)
(802)
Class E(1)
Proceeds from shares sold
—
—
8
93
Proceeds from reinvestment of distributions
—
—
4
46
Payments for shares redeemed
—
—
(86)
(1061)
Net increase (decrease)
—
—
(74)
(922)
Class M
Proceeds from shares sold
17,415
272,826
13,187
159,484
Proceeds from reinvestment of distributions
108
1,641
1,419
17,066
Payments for shares redeemed
(3,917)
(60,711)
(9,102)
(109,692)
Net increase (decrease)
13,606
213,756
5,504
66,858
Class S
Proceeds from shares sold
42,527
674,360
55,649
676,065
Proceeds from reinvestment of distributions
627
9,530
12,355
148,817
Payments for shares redeemed
(33,500)
(511,063)
(76,823)
(926,078)
Net increase (decrease)
9,654
172,827
(8,819)
(101,196)
Total increase (decrease)
23,308
$ 387,304
(3,494)
$ (36,345)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 12.88 .01 3.8 5 3.8 6 (.03) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
October 31, 2016 12.59 .13 .15 .28 (.12) (.65)
Class C
April 30, 2021* 12.80 (.05) 3.8 4 3.7 9 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —(f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.01) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
October 31, 2016 12.56 .04 .15 .19 (.03) (.65)
Class M
April 30, 2021* 12.88 .04 3.86 3.90 (.06) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .9 4 1.0 7 (.1 5 ) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(5) 13.10 .07 1.13 1.20 (.09) —
Class S
April 30, 2021* 12.90 .03 3.86 3.89 (.05) —
October 31, 2020 12.20 .10 1.23 1.33 (.1 0 ) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)
October 31, 2016 12.61 .16 .16 .32 (.15) (.65)
Class Y
October 31, 2018(10) 14.27 .02 (.77) (.75) (.04) —

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.03) 16.71 30.03 10,88 8 1.25 .99 .10 31
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(.77) 12.10 2.51 6,317 1.33 1.07 1.06 75
(.01) 16.58 29.59 6,530 2.00 1.74 (.64) 31
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(.68) 12.07 1.74 18,154 2.08 1.82 .32 75
(.06) 16.72 30.31 631,073 1.00 .64 .46 31
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(.05) 16.74 30.20 3,463,88 5 1.00 .74 .36 31
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88
(.80) 12.13 2.85 2,742,942 1.08 .82 1.33 75
(.04) 13.48 (5.27) 1,151 .90 .62 .69 144

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,518,257
Administration fees 151,056
Distribution fees 6,112
Shareholder servicing fees 1,309
Transfer agent fees 518,747
Trustee fees 12,841
$ 2,208,322
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 23,421 $ 184,727 $ 156,995 $ — $ — $ 51,153 $ 9 $ —
U.S. Cash Management Fund 75,071 1,028,387 918,081 (1) — 185,376 42 —
$ 98,492 $ 1,213,114 $ 1,075,076 $ (1) $ — $ 236,529 $ 51 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,966,130,205 $ 1,219,589,299 $ (20,756,808) $ 1,198,832,491

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
U.S. Small Cap Equity Fund 55
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,557.10 $ 1,018.00
Expenses Paid During Period* $ 8.69 $ 6.85
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,551.30 $ 1,014.28
Expenses Paid During Period* $ 13.41 $ 10.59
* Expenses are equal to the Fund's annualized expense ratio of 2.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,560.30 $ 1,019.93
Expenses Paid During Period* $ 6.22 $ 4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
56 U.S. Small Cap Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,560.20 $ 1,020.08
Expenses Paid During Period* $ 6.03 $ 4.76
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,559.40 $ 1,019.44
Expenses Paid During Period* $ 6.85 $ 5.41
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,560.70 $ 1,020.23
Expenses Paid During Period* $ 5.84 $ 4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.6%
Consumer Discretionary - 15.5%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 54,603 1,746
Abercrombie & Fitch Co. Class A(Æ) 17,347 650
Academy Sports and Outdoors, Inc.(Æ) 55,331 1,705
Adtalem Global Education, Inc.(Æ) 12,914 443
AerSale Corp.(Æ) 105,079 1,274
Altice USA, Inc. Class A(Æ) 3,806 138
Amerco , Inc.(Ð) 830 495
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 279,633 2,595
American Public Education, Inc.(Æ) 14,297 435
America's Car-Mart, Inc.(Æ) 51,051 7,699
Asbury Automotive Group, Inc.(Æ) 10,682 2,122
Audacy , Inc.(Æ)(Ð) 231,953 1,122
B. Riley Financial, Inc. 118,515 8,448
Bally's Corp.(Æ) 29,305 1,699
Barnes & Noble Education, Inc.(Æ) 86,455 684
Bassett Furniture Industries, Inc. 846 29
Beazer Homes USA, Inc.(Æ) 17,192 384
Bed Bath & Beyond, Inc.(Æ) 41,470 1,050
BJ's Restaurants, Inc.(Æ) 112,296 6,849
BJ's Wholesale Club Holdings, Inc.(Æ) 32,262 1,441
Bloomin ' Brands, Inc.(Æ) 30,025 949
Bluegreen Vacations Corp. 52,583 488
Boot Barn Holdings, Inc.(Æ) 109,768 7,742
Brinker International, Inc.(Æ) 52,220 3,506
Cable One, Inc.(Ð) 1,378 2,467
Caesars Entertainment, Inc.(Æ) 13,765 1,347
Caleres , Inc. 360,452 8,401
Canada Goose Holdings, Inc.(Æ) 13,248 560
Cardlytics, Inc.(Æ) 7,751 1,066
Carriage Services, Inc. Class A 5,257 195
Carrols Restaurant Group, Inc.(Æ) 283,306 1,669
Cavco Industries, Inc.(Æ) 12,793 2,679
Celestica, Inc.(Æ) 206,515 1,720
Central Garden & Pet Co. Class A(Æ)(Ð) 7,808 385
Century Casinos, Inc.(Æ) 325,215 4,277
Century Communities, Inc.(Ð) 13,070 966
Cheesecake Factory, Inc. (The)(Æ) 8,485 531
Churchill Downs, Inc. 4,860 1,028
Citi Trends, Inc.(Æ) 4,450 465
Cooper Tire & Rubber Co. 18,265 1,041
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 30,125 875
Coty, Inc. Class A(Æ)(Ð) 65,125 652
Cracker Barrel Old Country Store, Inc. 3,720 623
Dana Holding Corp.(Ð) 121,614 3,077
Deckers Outdoor Corp.(Æ) 3,601 1,218
Del Taco Restaurants, Inc.(Æ) 211,624 2,412
Delta Apparel, Inc.(Æ) 84,127 2,861
Denny's Corp.(Æ) 76,231 1,444
Designer Brands, Inc.(Æ) 139,774 2,474
Dillard's, Inc. Class A 4,761 471
Dine Brands Global, Inc.(Æ) 3,241 313
Drive Shack, Inc.(Æ) 351,949 1,200
Everi Holdings, Inc.(Æ) 102,942 1,820
EW Scripps Co. (The) Class A 53,268 1,152
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Cash Financial Services, Inc. 15,652 1,127
Fossil Group, Inc.(Æ) 139,766 1,803
Franklin Covey Co.(Æ) 26,661 814
Genesco, Inc.(Æ) 63,171 3,158
G-III Apparel Group, Ltd.(Æ) 24,828 807
Golden Entertainment, Inc.(Æ) 77,068 2,657
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)(Û) 144,082 2,480
GoPro, Inc. Class A(Æ)(Ð) 107,455 1,207
Gray Television, Inc. 105,134 2,137
Group 1 Automotive, Inc. 10,837 1,779
H&R Block, Inc. 61,475 1,368
HealthStream , Inc.(Æ) 13,491 326
Hibbett Sports, Inc.(Æ)(Ð) 8,115 645
iHeartMedia , Inc. Class A(Æ) 71,598 1,371
iMedia Brands, Inc.(Æ) 82,818 612
International Game Technology PLC(Æ) 71,896 1,238
IntriCon Corp.(Æ) 30,847 713
Jack in the Box, Inc. 5,902 712
KB Home 20,473 987
Kontoor Brands, Inc. 60,523 3,803
Landsea Homes Corp.(Æ) 266,326 2,493
La-Z-Boy, Inc. 15,846 705
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 117,930 597
Lithia Motors, Inc. Class A 4,395 1,689
Lovesac Co. (The)(Æ) 8,220 602
Lumber Liquidators Holdings, Inc.(Æ) 10,242 246
M/I Homes, Inc.(Æ) 5,325 371
Macy's, Inc.(Æ) 31,949 530
Madison Square Garden Entertainment Corp.
(Æ) 43,218 3,916
Madison Square Garden Sports Corp. Class
A(Æ)(Ð)(Û) 8,918 1,648
Marchex , Inc. Class B(Æ) 15,450 45
Marcus Corp.(Æ)(Ñ) 26,124 521
Marriott Vacations Worldwide Corp.(Æ) 5,150 915
Meredith Corp.(Æ)(Ð) 9,478 295
Meritage Homes Corp.(Æ) 10,106 1,075
Motorcar Parts of America, Inc.(Æ) 39,271 848
Nexstar Media Group, Inc. Class A 8,316 1,226
Noodles & Co. Class A(Æ)(Ð) 14,992 181
nVent Electric PLC 18,342 559
OneWater Marine, Inc. Class A(Æ) 1,469 75
Overstock.com, Inc.(Æ) 8,588 700
Papa John's International, Inc. 7,790 753
PARTS iD , Inc.(Æ) 267,217 2,052
Penn National Gaming, Inc.(Æ) 13,776 1,228
Perdoceo Education Corp.(Æ)(Ð) 29,464 344
PetIQ , Inc.(Æ) 70,219 2,991
Planet Fitness, Inc. Class A(Æ) 7,463 627
Playa Hotels & Resorts NV(Æ) 149,458 1,100
PLBY Group, Inc.(Æ)(Ñ) 28,533 1,420
Potbelly Corp.(Æ) 159,682 976
Qurate Retail, Inc. Class A 325,349 3,872
Rent-A-Center, Inc. Class A 20,504 1,180
Restoration Hardware(Æ) 1,406 967
Revolve Group, Inc.(Æ) 6,167 299

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sally Beauty Holdings, Inc.(Æ) 39,328 789
Scientific Games Corp. Class A(Æ)(Û) 23,709 1,387
SeaWorld Entertainment, Inc.(Æ) 17,106 937
Service Corp. International 7,858 420
Signet Jewelers, Ltd.(Æ)(Ð) 24,515 1,465
Sinclair Broadcast Group, Inc. Class A 25,118 816
Skyline Champion Corp.(Æ) 110,445 4,907
SMART Global Holdings, Inc.(Æ) 98,680 4,554
Sonic Automotive, Inc. Class A 14,997 740
Stamps.com, Inc.(Æ) 6,856 1,408
Steven Madden, Ltd. 18,831 766
Stride, Inc.(Æ) 43,981 1,259
Taylor Morrison Home Corp. Class A(Æ) 27,775 867
Tenneco, Inc. Class A(Æ) 31,077 313
Texas Roadhouse, Inc. Class A 42,544 4,553
The Aaron's Co., Inc. 145,375 4,491
Tilly's, Inc. Class A(Æ) 115,197 1,389
Townsquare Media, Inc. Class A(Æ) 185,275 1,908
Travelzoo , Inc.(Æ)(Ð) 47,129 743
TripAdvisor, Inc.(Æ) 8,072 380
Universal Electronics, Inc.(Æ) 42,216 2,400
Universal Technical Institute, Inc.(Æ) 7,442 42
Urban Outfitters, Inc.(Æ) 24,034 863
Vera Bradley, Inc.(Æ) 12,738 141
Viad Corp.(Æ) 18,448 769
Vista Outdoor, Inc.(Æ) 32,577 1,062
Visteon Corp.(Æ)(Û) 12,679 1,544
WideOpenWest , Inc.(Æ)(Ð) 15,842 223
Wingstop , Inc.(Ð)(Û) 13,671 2,166
Winnebago Industries, Inc. 10,806 864
Wolverine World Wide, Inc. 173,704 7,247
WW International, Inc.(Æ) 21,097 585
Wyndham Hotels & Resorts, Inc.(Û) 81,053 5,926
YETI Holdings, Inc.(Æ) 57,898 4,946
Zillow Group, Inc. Class A(Æ)(Û) 22,494 3,000
Zumiez , Inc.(Æ) 16,377 704
236,446
Consumer Staples - 3.2%
Adecoagro SA(Æ) 328,571 3,059
Albertsons Co., Inc. Class A 48,297 897
Andersons, Inc. (The) 13,824 397
Boston Beer Co., Inc. Class A(Æ)(Ð) 203 247
Bunge, Ltd.(Ð)(Û) 40,975 3,458
Coca-Cola Consolidated, Inc. 1,854 544
Core-Mark Holding Co., Inc. 16,601 707
elf Beauty, Inc.(Æ) 355,212 10,744
Energizer Holdings, Inc. - GDR(Æ) 73,437 2,805
Fresh Del Monte Produce, Inc.(Ð) 52,795 1,489
Freshpet , Inc.(Æ) 3,218 595
Grocery Outlet Holding Corp.(Æ) 85,529 3,455
Helen of Troy, Ltd.(Æ) 4,092 864
Herbalife Nutrition, Ltd.(Æ)(Û) 30,710 1,406
J&J Snack Foods Corp. 2,677 441
Lancaster Colony Corp. 3,691 682
Lifevantage Corp.(Æ) 8,833 72
Medifast , Inc. 5,350 1,215
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Vision Holdings, Inc.(Æ) 11,268 568
Nomad Foods, Ltd.(Æ) 94,027 2,742
Performance Food Group Co.(Æ) 50,938 2,990
Pilgrim's Pride Corp.(Æ) 26,279 630
Post Holdings, Inc.(Æ)(Ð) 6,477 737
Primo Water Corp.(Ð) 174,184 2,916
Quanex Building Products Corp. 34,841 951
Rite Aid Corp.(Æ) 25,927 454
Sanderson Farms, Inc.(Ð) 6,741 1,109
SpartanNash Co. 12,938 251
Spectrum Brands Holdings, Inc.(Û) 21,582 1,902
SunOpta , Inc.(Æ) 37,874 469
USANA Health Sciences, Inc.(Æ) 632 57
WD-40 Co. 2,924 727
49,580
Energy - 3.1%
Aemetis , Inc.(Æ) 28,726 524
Antero Resources Corp.(Æ) 128,709 1,161
Arch Coal, Inc.(Æ)(Û) 31,349 1,392
Berry Petroleum Corp. 106,016 647
ChampionX Corp.(Æ) 254,321 5,344
Delek US Holdings, Inc. 22,215 527
Exterran Corp.(Æ) 11,194 37
Golar LNG, Ltd.(Æ) 32,623 375
Green Brick Partners, Inc.(Æ) 300,732 7,763
Green Plains, Inc.(Ð) 2,420 72
Landcadia Holdings III, Inc. Class A(Æ)(Ñ) 53,004 608
Marathon Oil Corp.(Û) 226,858 2,554
Matrix Service Co.(Æ) 241,769 3,194
Nabors Industries, Inc.(Æ) 1,597 129
National Energy Servicees Reunited Corp.(Æ) 299,127 3,796
Natural Gas Services Group, Inc.(Æ) 113,514 1,022
Newpark Resources, Inc.(Æ) 387,860 1,101
NexTier Oilfield Solutions, Inc.(Æ) 647,044 2,323
NOW, Inc.(Æ)(Ð) 116,422 1,143
Oceaneering International, Inc.(Æ) 67,832 729
Oil States International, Inc.(Æ)(Ð) 4,341 24
Par Pacific Holdings, Inc.(Æ)(Ð) 38,270 581
PBF Energy, Inc. Class A(Æ) 31,196 442
PDC Energy, Inc.(Æ)(Ð) 11,120 406
Peabody Energy Corp.(Æ) 72,327 268
REX American Resources Corp.(Æ) 2,921 236
SM Energy Co. 120,222 1,900
SunCoke Energy, Inc. 34,556 233
Sunrun , Inc.(Æ) 13,272 650
Talon Metals Corp.(Æ) 1,025,500 559
Targa Resources Corp.(Ð) 69,978 2,428
TPI Composites, Inc.(Æ) 44,391 2,359
US Silica Holdings, Inc.(Æ) 2,999 32
Warrior Met Coal, Inc. 96,216 1,525
Weatherford International PLC(Æ) 90,406 958
World Fuel Services Corp. 31,781 983
48,025
Financial Services - 21.9%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
1st Source Corp. 12,386 589
AerCap Holdings NV(Æ) 47,278 2,754
Agree Realty Corp.(ö) 6,946 489
Alleghany Corp.(Æ) 760 516
Alliance Data Systems Corp. 28,721 3,385
Ally Financial, Inc. 48,933 2,518
Alpine Income Property Trust, Inc.(ö) 53,038 966
Altabank Corp.(Æ) 4,327 181
Altisource Portfolio Solutions(Æ) 1,350 9
Amalgamated Financial Corp. 63,711 1,029
American Campus Communities, Inc.(Ð)(ö) 23,782 1,075
American Equity Investment Life Holding
Co. 24,789 768
Ameris Bancorp 73,403 3,970
AMERISAFE, Inc. 9,838 611
Apple Hospitality REIT, Inc.(ö) 148,795 2,360
Argo Group International Holdings, Ltd. 12,853 671
Armada Hoffler Properties, Inc.(Ð)(ö) 14,180 193
Assurant, Inc.(Ð) 3,375 525
Atlantic Capital Bancshares, Inc.(Æ) 86,789 2,321
Atlantic Union Bankshares Corp.(Æ) 20,529 794
Axis Capital Holdings, Ltd. 46,582 2,599
Axos Financial, Inc.(Æ) 19,730 891
Banc of California, Inc. 334,976 5,997
Bancorp, Inc. (The)(Æ)(Ð) 6,178 137
BancorpSouth Bank 23,910 707
BankUnited , Inc. 38,974 1,817
Banner Corp. 11,129 633
Baycom Corp.(Æ) 3,879 70
Blackstone Mortgage Trust, Inc. Class A(ö) 49,007 1,592
Blucora , Inc.(Æ) 181,341 2,611
Bridgewater Bancshares, Inc.(Æ) 5,709 97
Brighthouse Financial, Inc.(Æ)(Ð)(Û) 53,767 2,516
Brixmor Property Group, Inc.(ö) 143,759 3,212
Broadmark Realty Capital, Inc.(ö) 94,817 1,022
Byline Bancorp, Inc. 98,347 2,232
Cadence Bancorp(Ð) 271,363 6,038
Capital Bancorp, Inc.(Æ) 53,264 1,170
Capital City Bank Group, Inc. 79,687 2,014
Capstar Financial Holdings, Inc. 151,745 2,912
Carter Bankshares , Inc.(Æ) 6,173 80
Cathay General Bancorp 19,457 788
CBTX, Inc. 6,489 203
Century Bancorp, Inc. Class A 11,531 1,317
Chemung Financial Corp. 646 27
CIT Group, Inc. 19,944 1,063
Civista Bancshares, Inc. 91,000 2,105
Coastal Financial Corp.(Æ) 7,133 212
Columbia Banking System, Inc. 19,245 838
Community Bank System, Inc. 8,776 681
Community Bankers Trust Corp. 50,805 426
CorEnergy Infrastructure Trust, Inc.(ö) 6,609 40
CorePoint Lodging, Inc.(Æ)(ö) 12,738 127
Cowen Group, Inc. Class A(Ð) 73,945 2,921
CTO Realty Growth, Inc.(Ð)(ö) 76,104 4,034
Curo Group Holdings Corp. 49,921 715
Customers Bancorp, Inc.(Æ)(Ð) 8,585 296
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVB Financial Corp. 23,880 506
Diversified Healthcare Trust(Æ) 14,780 65
Donegal Group, Inc. Class A 688 11
Eagle Bancorp, Inc. 14,117 754
EastGroup Properties, Inc.(ö) 6,967 1,105
Ellington Financial, Inc.(ö) 28,627 514
Emerald Holding, Inc.(Æ) 145,851 818
Employers Holdings, Inc. 1,873 76
Encore Capital Group, Inc.(Æ)(Ð) 14,220 559
Enova International, Inc.(Æ) 19,292 661
Enstar Group, Ltd.(Æ) 3,185 800
Equity Commonwealth(ö) 66,940 1,928
Essent Group, Ltd. 76,786 4,037
Essential Properties Realty Trust, Inc.(ö) 24,806 650
Evans Bancorp, Inc. 10,125 374
Everest Re Group, Ltd. 3,672 1,017
eXp World Holdings, Inc.(Æ)(Ð) 4,505 155
EZCORP, Inc. Class A(Æ) 164,575 927
Fathom Holdings, Inc.(Æ)(Ñ) 19,805 679
FB Financial Corp. 36,200 1,519
Federal Agricultural Mortgage Corp. Class C 38,506 3,961
Federated Hermes, Inc. Class B 21,955 632
First BanCorp 40,808 1,730
First Financial Bankshares , Inc. 22,112 1,085
First Financial Corp. 2,425 107
First Foundation, Inc. 205,217 4,885
First Interstate BancSystem , Inc. Class A 55,996 2,630
First Midwest Bancorp, Inc. 33,237 697
Flagstar Bancorp, Inc. 6,397 298
Fly Leasing, Ltd. - ADR 23,994 406
Focus Financial Partners LLC Class A(Æ) 13,497 635
Forestar Group, Inc.(Æ) 6,924 175
Franchise Group, Inc.(Æ) 129,747 5,000
Fulton Financial Corp. 44,604 760
Gaming and Leisure Properties, Inc.(ö)(Û) 136,133 6,329
Genworth Financial, Inc. Class A(Æ) 399,999 1,728
GEO Group, Inc. (The)(Ð)(ö) 52,031 287
Glacier Bancorp, Inc. 14,055 829
Great Western Bancorp, Inc. 22,168 733
Green Dot Corp. Class A(Æ) 50,527 2,312
Greenhill & Co., Inc. 3,047 46
Greenlight Capital Re, Ltd. Class A(Æ)(Ð) 2,543 23
Guaranty Bancshares, Inc. 2,788 108
Hallmark Financial Services, Inc.(Æ)(Ð) 21,342 85
Hancock Holding Co. 21,369 988
Hanmi Financial Corp. 13,019 264
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(Ñ)(ö) 7,563 396
Hanover Insurance Group, Inc. (The)(Ð) 16,436 2,273
HarborOne Bancorp, Inc. 90,003 1,288
Healthcare Realty Trust, Inc.(ö) 15,053 484
Heartland Financial USA, Inc. 11,241 565
Heritage Financial Corp. 46,053 1,294
Heritage Insurance Holdings, Inc. 2,339 21
Hilltop Holdings, Inc. 21,324 751
Home Bancorp, Inc. 1,594 60
Home BancShares , Inc. 156,885 4,366

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HomeStreet , Inc. 135,285 5,525
HomeTrust Bancshares, Inc. 5,433 149
Hope Bancorp, Inc. 51,200 769
Houlihan Lokey , Inc. Class A 36,777 2,437
Howard Hughes Corp. (The)(Æ)(Ð) 3,274 353
I3 Verticals, Inc. Class A(Æ) 145,466 4,832
Independence Realty Trust, Inc.(ö) 206,782 3,482
Independent Bank Corp. 130,211 3,067
Independent Bank Group, Inc. 12,376 935
Industrial Logistics Properties Trust(ö) 29,572 733
Invesco Mortgage Capital, Inc.(Ñ)(ö) 145,754 568
Investar Holding Corp. 12,226 270
Investors Bancorp, Inc. 51,507 754
iStar , Inc.(ö) 46,238 856
James River Group Holdings, Ltd.(Û) 28,456 1,341
Kearny Financial Corp. 318,325 4,068
Kemper Corp. 20,445 1,596
Kennedy-Wilson Holdings, Inc. 14,802 304
Ladder Capital Corp. Class A(ö) 87,254 1,037
Lakeland Financial Corp. 16,725 1,091
LendingClub Corp.(Æ) 43,294 666
LendingTree , Inc.(Æ)(Ñ) 8,671 1,790
Lexington Realty Trust(ö) 50,719 621
Live Oak Bancshares, Inc.(Ð) 9,396 601
LTC Properties, Inc.(ö) 33,420 1,421
Merchants Bancorp 6,724 274
Meridian Bancorp, Inc. 107,611 2,379
Metropolitan Bank Holding Corp.(Æ) 679 43
MFA Financial, Inc.(ö) 283,524 1,248
Mr. Cooper Group, Inc.(Æ) 22,862 788
National Bank Holdings Corp. Class A 106,388 4,245
National Health Investors, Inc.(ö) 7,629 560
NBT Bancorp, Inc. 13,010 493
New Senior Investment Group, Inc.(ö) 33,033 219
Newmark Group, Inc. Class A 84,106 904
NexPoint Residential Trust, Inc.(ö) 5,028 252
NMI Holdings, Inc. Class A(Æ) 167,185 4,320
Northeast Bank 59,704 1,682
Northrim BanCorp , Inc. 627 27
Northwest Bancshares, Inc. 43,973 617
ODP Corp. (The)(Æ) 20,847 843
Office Properties Income Trust(ö) 24,013 666
OFG Bancorp 19,888 471
Old National Bancorp 24,066 455
Old Second Bancorp, Inc. 165,788 2,190
Open Lending Corp. Class A(Æ) 17,935 700
Origin Bancorp, Inc. 915 40
PCSB Financial Corp. 223,318 3,906
Peapack Gladstone Financial Corp. 8,938 286
PennyMac Financial Services, Inc.(Ð) 31,116 1,873
Peoples Bancorp, Inc. 122,273 4,088
Physicians Realty Trust(ö) 34,043 638
Piedmont Office Realty Trust, Inc. Class A(ö) 20,064 374
Plymouth Industrial REIT, Inc.(ö) 93,870 1,750
Popular, Inc.(Û) 91,660 6,779
Postal Realty Trust, Inc. Class A(ö) 117,355 2,287
Potlatch Corp.(ö) 70,589 4,190
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Premier Financial Corp. 147,328 4,654
Primis Financial Corp.(Æ) 73,021 1,048
ProAssurance Corp. 19,729 493
PROG Holdings, Inc. 73,369 3,737
Provident Financial Services, Inc. 31,857 751
PS Business Parks, Inc.(ö) 3,989 648
QCR Holdings, Inc. 5,709 275
Radian Group, Inc. 41,866 1,032
RE/MAX Holdings, Inc. Class A 11,650 428
Realogy Holdings Corp.(Æ)(Ð) 53,491 924
Redfin Corp.(Æ) 14,990 1,061
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 20,033 2,615
RenaissanceRe Holdings, Ltd.(Ð) 15,044 2,540
Renasant Corp. 14,546 613
Repay Holdings Corp.(Æ) 85,656 1,957
Retail Value, Inc.(ö) 5,141 96
RLI Corp. 5,622 627
RLJ Lodging Trust(ö) 102,185 1,649
RMR Group, Inc. (The) Class A 60,166 2,381
Ryman Hospitality Properties, Inc.(Æ)(ö) 12,466 980
Sabra Health Care REIT, Inc.(ö) 25,798 469
Safety Insurance Group, Inc. 6,661 546
Santander Consumer USA Holdings, Inc. 5,923 201
Selective Insurance Group, Inc. 11,072 843
Selectquote , Inc.(Æ) 18,919 589
ServisFirst Bancshares, Inc. 13,010 823
Shore Bancshares, Inc. 48,864 823
Sierra Bancorp 3,220 87
Silvercrest Asset Management Group, Inc.
Class A 100,258 1,395
Silvergate Capital Corp. Class A(Æ) 3,491 374
Simmons First National Corp. Class A 24,116 687
SiriusPoint , Ltd.(Æ)(Ð) 20,860 221
SLM Corp. 102,034 2,006
SmartFinancial , Inc. 3,788 90
South State Corp. 24,386 2,056
SP Plus Corp.(Æ) 165,197 5,672
Spirit of Texas Bancshares, Inc. 1,585 37
Spirit Realty Capital, Inc.(ö) 30,911 1,470
STAG Industrial, Inc.(ö) 26,210 957
State Auto Financial Corp. 1,130 21
Stewart Information Services Corp.(Û) 28,593 1,677
Stifel Financial Corp. 18,343 1,269
StoneX Group, Inc.(Æ)(Ð) 52,446 3,331
Summit Hotel Properties, Inc.(Æ)(Ð)(ö) 227,387 2,313
Sunstone Hotel Investors, Inc.(Æ)(ö) 43,640 574
Terreno Realty Corp.(ö) 10,642 687
Territorial Bancorp, Inc. 96,607 2,430
Texas Capital Bancshares, Inc.(Æ)(Ð) 46,903 3,219
Tiptree Financial, Inc. Class A 236,883 2,371
TriCo Bancshares 41,861 1,937
Triumph Bancorp, Inc.(Æ) 74,601 6,613
Trustmark Corp. 18,207 590
UMB Financial Corp. 10,395 1,009
UMH Properties, Inc.(ö) 229,354 4,939
United Bankshares , Inc. 22,845 897

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Community Banks, Inc. 29,274 958
United Fire Group, Inc. 7,227 219
United Insurance Holdings Corp.(Ð) 15,609 87
Universal Insurance Holdings, Inc. 33,409 466
Unum Group 79,118 2,236
Valley National Bancorp 68,625 945
Velocity Financial, Inc.(Æ) 102,106 925
Veritex Holdings, Inc. 83,320 2,815
Voya Financial, Inc.(Ð)(Û) 29,004 1,967
Walker & Dunlop, Inc. 6,651 737
Washington Trust Bancorp, Inc. 56,553 2,887
Webster Financial Corp. 53,666 2,839
Western Alliance Bancorp 9,778 1,027
WSFS Financial Corp. 13,480 689
334,632
Health Care - 15.8%
Acadia Healthcare Co., Inc.(Æ) 8,312 506
Accuray , Inc.(Æ) 56,377 265
Acutus Medical, Inc.(Æ) 1,273 17
AdaptHealth Corp.(Æ) 103,189 2,999
Adverum Biotechnologies, Inc.(Æ) 53,479 209
Aeglea BioTherapeutics , Inc.(Æ)(Ð) 7,419 58
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 22,118 379
Agenus, Inc.(Æ)(Ð) 173,060 534
Agios Pharmaceuticals, Inc.(Æ)(Ð) 30,220 1,686
Akebia Therapeutics, Inc.(Æ)(Ð) 103,928 332
Alector , Inc.(Æ) 28,072 547
Alkermes PLC(Æ)(Ð) 84,734 1,865
Allakos , Inc.(Æ) 9,093 992
Allogene Therapeutics, Inc.(Æ) 30,287 936
Allscripts Healthcare Solutions, Inc.(Æ)(Ð)
(Û) 100,506 1,564
Alphatec Holdings, Inc.(Æ) 69,753 1,115
Amicus Therapeutics, Inc.(Æ) 78,931 777
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 52,723 291
Anavex Life Sciences Corp.(Æ)(Ñ) 90,078 1,088
AngioDynamics , Inc.(Æ) 11,771 286
ANI Pharmaceuticals, Inc.(Æ)(Ð) 86,171 2,868
Anika Therapeutics, Inc.(Æ)(Ð) 116,216 4,670
Apellis Pharmaceuticals, Inc.(Æ) 41,148 2,085
Applied Genetic Technologies Corp.(Æ)(Ð) 24,512 104
Ardelyx , Inc.(Æ)(Ð) 29,833 218
Arrowhead Pharmaceuticals, Inc.(Æ) 23,565 1,715
Assertio Holdings, Inc.(Æ) 71,312 39
Atara Biotherapeutics , Inc.(Æ)(Ð) 9,584 135
Athenex , Inc.(Æ)(Ð) 30,627 123
Athersys , Inc.(Æ)(Ñ) 287,960 481
Avid Bioservices , Inc.(Æ) 574,379 12,295
AVROBIO, Inc.(Æ)(Ð) 20,306 237
Beam Therapeutics, Inc.(Æ)(Ñ) 15,638 1,282
Beyondspring , Inc.(Æ) 8,330 90
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 14,741 1,107
BioLife Solutions, Inc.(Æ) 321,295 11,213
Biomerica , Inc.(Æ) 108,672 506
Bioxcel Therapeutics, Inc.(Æ) 10,558 359
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bluebird Bio, Inc.(Æ)(Ð) 32,276 968
Blueprint Medicines Corp.(Æ) 12,561 1,210
BridgeBio Pharma, Inc.(Æ) 18,049 1,009
Cara Therapeutics, Inc.(Æ)(Ð) 21,123 274
Cardiovascular Systems, Inc.(Æ)(Ð) 12,497 504
Castlight Health, Inc. Class B(Æ) 74,060 141
Catalyst Pharmaceuticals, Inc.(Æ)(Ð) 46,907 215
ChemoCentryx , Inc.(Æ) 13,539 654
Chiasma, Inc.(Æ)(Ð) 18,808 56
Chimerix , Inc.(Æ) 64,358 561
Coherus Biosciences, Inc.(Æ)(Ð) 27,335 405
Community Health Systems, Inc.(Æ) 136,825 1,526
Computer Programs & Systems, Inc.(Ð)(Û) 7,244 217
Concert Pharmaceuticals, Inc.(Æ)(Ð) 24,689 102
CONMED Corp. 28,425 4,007
Constellation Pharmaceuticals, Inc.(Æ) 22,900 495
CorVel Corp.(Æ) 11,720 1,371
Crinetics Pharmaceuticals, Inc.(Æ) 4,268 74
Cross Country Healthcare, Inc.(Æ)(Ð) 12,180 162
CryoLife , Inc.(Æ) 39,713 1,159
Cutera , Inc.(Æ)(Ð) 10,042 302
Cyclerion Therapeutics, Inc.(Æ) 9,911 22
Cytokinetics, Inc.(Æ) 38,671 984
CytomX Therapeutics, Inc.(Æ) 26,513 248
Deciphera Pharmaceuticals, Inc.(Æ)(Ð) 33,975 1,575
Denali Therapeutics, Inc.(Æ) 20,785 1,256
Dicerna Pharmaceuticals, Inc.(Æ) 30,939 965
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 15,520 634
Editas Medicine, Inc.(Æ) 22,616 837
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 82,579 701
Emergent BioSolutions , Inc.(Æ) 15,267 931
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 20,018 1,015
Endo International PLC(Æ) 101,316 581
Ensign Group, Inc. (The) 39,582 3,398
Epizyme , Inc.(Æ)(Ð) 74,510 582
Esperion Therapeutics, Inc.(Æ)(Ñ) 19,050 513
Fate Therapeutics, Inc.(Æ) 16,573 1,448
Fennec Pharmaceuticals, Inc.(Æ) 42,236 264
FibroGen , Inc.(Æ)(Ð) 47,608 1,063
Flexion Therapeutics, Inc.(Æ)(Ð) 27,275 212
Forma Therapeutics Holdings, Inc.(Æ) 13,518 364
Frequency Therapeutics, Inc.(Æ)(Ñ) 25,775 299
Fulgent Genetics, Inc.(Æ)(Ñ) 39,771 3,063
Global Blood Therapeutics, Inc.(Æ)(Ð) 14,146 577
Gossamer Bio, Inc.(Æ)(Ð) 31,646 273
Halozyme Therapeutics, Inc.(Æ) 42,369 2,116
Hanger, Inc.(Æ)(Ð) 12,373 308
Heron Therapeutics, Inc.(Æ)(Ð) 80,342 1,404
Heska Corp.(Æ) 44,265 8,085
Homology Medicines, Inc.(Æ) 27,695 187
iCAD , Inc.(Æ) 53,669 968
IGM Biosciences, Inc.(Æ) 7,793 551
ImmunityBio , Inc.(Æ)(Ñ) 62,615 1,111
Infinity Pharmaceuticals, Inc.(Æ) 9,285 31
InfuSystems Holdings, Inc.(Æ) 292,781 6,623
Inotiv , Inc.(Æ) 58,394 1,379
Insmed , Inc.(Æ) 24,459 825

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
62 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inspire Medical Systems, Inc.(Æ) 8,676 2,055
Intellia Therapeutics, Inc.(Æ) 20,619 1,583
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 17,953 355
Invacare Corp.(Æ)(Ð) 209,779 1,895
Invitae Corp.(Æ)(Ñ) 9,844 344
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 43,492 1,862
iRadimed Corp.(Æ) 169,213 4,686
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 44,294 489
iTeos Therapeutics, Inc.(Æ) 4,435 104
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,499 411
Karyopharm Therapeutics, Inc.(Æ)(Ð) 22,497 210
Kiniksa Pharmaceuticals, Ltd. Class A(Æ)(Ð) 5,662 93
Kodiak Sciences, Inc.(Æ) 10,165 1,228
Kura Oncology, Inc.(Æ) 17,907 482
Kymera Therapeutics, Inc.(Æ)(Ñ) 18,646 849
Lannett Co., Inc.(Æ) 27,855 122
Lantheus Holdings, Inc.(Æ) 171,575 4,066
LeMaitre Vascular, Inc. 114,474 6,006
LHC Group, Inc.(Æ) 23,252 4,843
LivaNova PLC(Æ)(Û) 25,072 2,128
MacroGenics , Inc.(Æ) 28,924 936
Magenta Therapeutics, Inc.(Æ)(Ð) 1,541 18
Medpace Holdings, Inc.(Æ) 30,937 5,249
MeiraGTx Holdings PLC(Æ)(Ð) 2,804 42
Minerva Neurosciences, Inc.(Æ) 40,987 98
Mirati Therapeutics, Inc.(Æ) 4,368 726
ModivCare , Inc.(Æ) 15,748 2,206
Molina Healthcare, Inc.(Æ) 11,732 2,993
Morphic Holding, Inc.(Æ) 1,594 88
Mustang Bio, Inc.(Æ)(Ð) 55,388 179
Myriad Genetics, Inc.(Æ) 36,371 1,099
Natera , Inc.(Æ) 7,733 851
Natus Medical, Inc.(Æ) 95,797 2,448
Nektar Therapeutics(Æ)(Ð) 9,325 183
Neogen Corp.(Æ) 46,914 4,504
NeoGenomics , Inc.(Æ) 75,830 3,715
NextGen Healthcare, Inc.(Æ)(Ð) 84,980 1,556
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 8,342 229
Novavax , Inc.(Æ) 14,822 3,512
Omnicell , Inc.(Æ) 15,262 2,213
Optinose , Inc.(Æ) 12,812 46
Option Care Health, Inc.(Æ) 36,111 689
OraSure Technologies, Inc.(Æ)(Ð) 15,133 138
Orthofix Medical, Inc.(Æ) 14,003 621
Pacific Biosciences of California, Inc.(Æ) 54,476 1,626
Paratek Pharmaceuticals, Inc.(Æ)(Ð) 6,851 52
Pennpant Group, Inc. (The)(Æ) 38,362 1,551
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 2,840 109
Poseida Therapeutics, Inc.(Æ) 9,715 91
PRA Health Sciences, Inc.(Æ) 12,229 2,041
Progenics Pharmaceuticals, Inc. (Æ)(Š) 15,095 —
Prothena Corp. PLC(Æ)(Ð) 19,251 511
PTC Therapeutics, Inc.(Æ)(Ð) 30,786 1,269
Quidel Corp.(Æ)(Ð) 9,726 1,019
R1 RCM, Inc.(Æ) 23,854 651
Radius Health, Inc.(Æ)(Ð) 30,336 676
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RadNet , Inc.(Æ) 268,558 6,000
Recro Pharma, Inc.(Æ) 145,850 389
REGENXBIO, Inc.(Æ)(Ð) 12,851 446
Relay Therapeutics, Inc.(Æ) 25,958 823
Repligen Corp.(Æ) 27,163 5,751
Revolution Medicines, Inc.(Æ) 20,453 679
Sangamo BioSciences , Inc.(Æ) 58,414 688
Sarepta Therapeutics, Inc.(Æ)(Ð) 3,830 271
Selecta Biosciences, Inc.(Æ) 62,904 189
SI-BONE, Inc.(Æ) 34,287 1,217
Sorrento Therapeutics, Inc.(Æ)(Ñ) 49,295 406
Spectrum Pharmaceuticals, Inc.(Æ) 35,183 109
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 100,107 33
Stereotaxis , Inc.(Æ) 152,139 1,095
Strongbridge Biopharma PLC(Æ)(Ð) 22,621 57
Surmodics , Inc.(Æ) 3,402 182
Sutro Biopharma, Inc.(Æ)(Ð) 4,050 83
Syndax Pharmaceuticals, Inc.(Æ) 32,442 517
Syneos Health, Inc. Class A(Æ) 8,867 752
Syros Pharmaceuticals, Inc.(Æ) 1,000 6
Tabula Rasa HealthCare, Inc.(Æ) 12,317 586
Tactile Systems Technology, Inc.(Æ) 66,488 3,810
Tenet Healthcare Corp.(Æ) 36,075 2,138
TG Therapeutics, Inc.(Æ) 34,605 1,547
Theravance Biopharma, Inc.(Æ)(Ð) 21,806 430
Travere Therapeutics, Inc.(Æ)(Ð) 25,481 630
Tricida , Inc.(Æ)(Ð) 22,374 104
Turning Point Therapeutics, Inc.(Æ) 10,977 837
Twist Bioscience Corp.(Æ) 9,225 1,238
Ultragenyx Pharmaceutical, Inc.(Æ) 12,264 1,369
United Therapeutics Corp.(Æ)(Û) 16,253 3,276
UNITY Biotechnology, Inc.(Æ) 14,271 71
Utah Medical Products, Inc. 60,428 5,273
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 18,559 308
Varex Imaging Corp.(Æ)(Ð) 25,797 612
Vaxcyte , Inc.(Æ) 12,799 238
Veracyte , Inc.(Æ) 16,854 838
ViewRay , Inc.(Æ) 115,337 555
Vir Biotechnology, Inc.(Æ) 19,765 944
Voyager Therapeutics, Inc.(Æ)(Ð) 17,524 84
WaVe Life Sciences, Ltd.(Æ)(Ð) 7,765 48
Xencor , Inc.(Æ) 16,256 692
Zentalis Pharmaceuticals, Inc.(Æ) 11,961 710
Zogenix , Inc.(Æ) 4,218 80
240,635
Materials and Processing - 8.5%
Advanced Drainage Systems, Inc. 5,255 587
AdvanSix , Inc.(Æ) 11,128 324
A-Mark Precious Metals, Inc. 1,505 56
American Vanguard Corp. 127,389 2,520
American Woodmark Corp.(Æ) 7,518 748
Apogee Enterprises, Inc.(Ð) 15,577 547
Arconic Corp.(Æ) 196,615 5,623
Ashland Global Holdings, Inc.(Û) 23,602 2,035
Beacon Roofing Supply, Inc.(Æ) 44,865 2,527
Belden, Inc.(Ð) 13,936 603

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boise Cascade Co. 22,119 1,476
BrightView Holdings, Inc.(Æ) 72,772 1,305
Builders FirstSource , Inc.(Æ) 54,464 2,651
Cabot Corp. 20,193 1,108
Caesarstone , Ltd. 55,822 779
Carpenter Technology Corp. 15,208 576
Chemours Co. (The) 58,074 1,754
Clearwater Paper Corp.(Æ)(Ð) 7,764 260
Constellium SE(Æ) 118,992 1,846
Culp, Inc. 331,449 4,690
Eagle Materials, Inc. 32,587 4,502
Haynes International, Inc. 16,163 473
Horizonte  Minerals  PLC(Æ) 4,635,861 512
Huntsman Corp.(Û) 79,813 2,288
Ingevity Corp.(Æ) 51,567 4,026
Installed Building Products, Inc. 8,850 1,192
Insteel Industries, Inc. 238,285 9,085
Interface, Inc. Class A(Ð) 46,206 593
Koppers Holdings, Inc.(Æ) 166,843 5,545
Kraton Corp.(Æ)(Ð) 11,928 427
Kronos Worldwide, Inc. 63,189 1,074
Landec Corp.(Æ) 192,801 2,182
LB Foster Co. Class A(Æ) 2,340 38
LiqTech International, Inc.(Æ)(Ñ) 505,668 3,949
Louisiana-Pacific Corp.(Û) 50,314 3,315
Masonite International Corp.(Æ)(Û) 9,613 1,214
Matthews International Corp. Class A 20,144 834
Mosaic Co. (The) 143,247 5,039
MRC Global, Inc.(Æ)(Ð) 39,459 372
Mueller Industries, Inc. 18,234 818
Myers Industries, Inc.(Ð) 2,813 63
Neo Lithium Corp.(Æ) 181,127 383
Northwest Pipe Co.(Æ) 24,042 800
Nouveau Monde Graphite, Inc.(Æ) 32,462 376
O-I Glass, Inc. Class I(Æ)(Ð) 112,113 1,849
Olympic Steel, Inc.(Ð) 3,537 103
Omega Flex, Inc. 24,174 3,844
Orion Engineered Carbons SA(Æ) 53,047 1,053
Pactiv Evergreen, Inc. 85,319 1,256
Patrick Industries, Inc. 8,678 778
Quaker Chemical Corp. 11,590 2,809
Rayonier Advanced Materials, Inc.(Æ) 18,882 172
RBC Bearings, Inc.(Æ) 4,136 825
Ryerson Holding Corp.(Æ) 4,522 72
Schnitzer Steel Industries, Inc. Class A 32,852 1,551
Schweitzer-Mauduit International, Inc. 31,422 1,435
Simpson Manufacturing Co., Inc. 8,603 970
SiteOne Landscape Supply, Inc.(Æ) 17,094 3,066
Stelco Holdings, Inc. 36,034 909
Stepan Co.(Û) 12,482 1,631
Summit Materials, Inc. Class A(Æ) 44,492 1,281
Tecnoglass , Inc. 39,234 469
TimkenSteel Corp.(Æ)(Ð) 23,779 286
Trinseo SA 14,451 895
Tronox Holdings PLC Class A 391,255 8,294
Unifi, Inc.(Æ)(Ð) 38,790 1,048
Univar Solutions, Inc. - ADR(Æ) 78,799 1,840
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Stainless & Alloy Products, Inc.(Æ) 113,527 1,038
Valvoline, Inc. 292,588 9,186
Venator Materials PLC(Æ) 422,691 1,957
Veritiv Corp.(Æ) 5,738 240
Verso Corp. Class A 11,499 178
130,150
Producer Durables - 15.3%
ABM Industries, Inc. 23,275 1,196
Acacia Research Corp.(Æ) 8,624 52
ACCO Brands Corp. 48,767 418
Adient PLC(Æ)(Ð) 29,062 1,347
AGCO Corp.(Ð)(Û) 21,627 3,156
Albany International Corp. Class A 9,068 809
Allegiant Travel Co. Class A(Æ) 4,244 1,000
Allied Motion Technologies, Inc. 101,318 5,273
Alta Equipment Group, Inc.(Æ) 280,473 3,604
Applied Industrial Technologies, Inc. 7,558 723
ArcBest Corp.(Ð) 28,501 2,074
Arcosa , Inc. 82,876 4,997
Ardmore Shipping Corp.(Æ) 603,672 2,366
Argan , Inc. 71,129 3,567
ASGN, Inc.(Æ) 10,585 1,113
Astronics Corp.(Æ) 20,921 364
Atlas Air Worldwide Holdings, Inc.(Æ)(Ð) 16,492 1,120
AZZ, Inc. 26,370 1,388
Barnes Group, Inc. 8,836 441
Barrett Business Services, Inc. 3,921 288
Brink's Co. (The) 46,756 3,737
Bristow Group, Inc.(Æ)(Ð) 2,719 72
CAI International, Inc. 3,608 154
Chart Industries, Inc.(Æ) 25,844 4,151
Cimpress NV(Æ) 2,256 215
Clean Harbors, Inc.(Æ)(Ð) 14,010 1,246
Commercial Vehicle Group, Inc.(Æ) 22,277 245
CoreCivic , Inc.(Æ)(Ð) 76,643 596
Covenant Transportation Group, Inc. Class
A(Æ)(Ð) 73,338 1,578
CRA International, Inc. 98,509 7,905
Darling Ingredients, Inc.(Æ) 13,572 943
Deluxe Corp. 17,045 750
DHT Holdings, Inc. 41,014 242
Diamond S Shipping, Inc.(Æ) 5,863 58
Dorian LPG, Ltd.(Æ)(Ð) 10,050 134
Ducommun, Inc.(Æ)(Ð) 2,365 139
DXP Enterprises, Inc.(Æ)(Ð) 8,904 261
Dycom Industries, Inc.(Æ) 6,902 647
Echo Global Logistics, Inc.(Æ)(Û) 77,397 2,531
Element Solutions, Inc.(Æ) 333,209 7,291
EMCOR Group, Inc.(Û) 27,942 3,347
Encore Wire Corp. 7,143 533
EnerSys 8,102 742
Euronav NV 173,194 1,476
Evo Payments, Inc. Class A(Æ) 171,335 4,885
Exponent, Inc. 9,269 893
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fluor Corp.(Æ) 52,703 1,211
Franklin Electric Co., Inc. 11,119 904
frontdoor , Inc.(Æ)(Ð)(Û) 95,375 5,106
Frontier Group Holdings, Inc.(Æ) 72,295 1,521
Frontline, Ltd.(Æ) 8,549 65
Gates Industrial Corp. PLC(Æ) 42,990 742
Genasys , Inc.(Æ) 284,326 1,777
Genco Shipping & Trading, Ltd. 5,331 82
GP Strategies Corp.(Æ) 62,491 984
Greenbrier Cos., Inc. 12,903 610
Harsco Corp.(Æ) 135,662 2,432
Heidrick & Struggles International, Inc. 60,521 2,560
Herc Holdings, Inc.(Æ)(Ð) 17,616 1,860
Herman Miller, Inc. 19,043 790
HNI Corp. 20,790 880
Hub Group, Inc. Class A(Æ) 10,225 672
Huntington Ingalls Industries, Inc. 2,124 451
Hyster -Yale Materials Handling, Inc. 5,545 448
ICF International, Inc. 16,468 1,500
Insperity , Inc.(Ð) 15,295 1,339
International Seaways, Inc.(Ð) 15,444 273
JetBlue Airways Corp.(Æ) 37,304 760
John Bean Technologies Corp. 4,180 608
KBR, Inc. 77,216 3,055
Kennametal, Inc. 26,714 1,073
Kimball International, Inc. Class B 167,255 2,438
Kirby Corp.(Æ) 11,495 732
Knight-Swift Transportation Holdings, Inc.
(Æ) 52,530 2,475
Knoll, Inc. 27,956 668
Korn & Ferry International 34,842 2,365
Kratos Defense & Security Solutions, Inc.(Æ) 82,078 2,195
LCI Industries 4,270 626
Macquarie Infrastructure Corp. 24,845 828
Magnite , Inc.(Æ) 127,063 5,089
Manitowoc Co., Inc. (The)(Æ) 62,987 1,441
ManpowerGroup , Inc.(Û) 21,920 2,650
Marten Transport, Ltd. 67,097 1,122
MasTec , Inc.(Æ) 15,244 1,591
MAXIMUS, Inc. 40,173 3,681
Mesa Air Group, Inc.(Æ) 18,271 206
Mesa Laboratories, Inc. 29,065 7,226
Modine Manufacturing Co.(Æ) 25,823 420
Murphy USA, Inc. 3,985 556
MYR Group, Inc.(Æ) 7,237 564
Orion Group Holdings, Inc.(Æ) 316,373 1,705
Park-Ohio Holdings Corp.(Ð) 2,068 75
Paya Holdings, Inc. Class A(Æ) 32,941 368
Pitney Bowes, Inc.(Ð) 78,261 585
Powell Industries, Inc.(Ð) 32,263 1,137
Primoris Services Corp. 40,326 1,317
Proto Labs, Inc.(Æ) 6,239 699
Radiant Logistics, Inc.(Æ) 246,357 1,646
Ranpak Holdings Corp.(Æ) 149,721 2,879
Rexnord Corp. 22,103 1,104
Rush Enterprises, Inc. Class A 18,244 901
Ryder System, Inc.(Ð) 17,303 1,381
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Saia, Inc.(Æ) 24,216 5,678
Scorpio Tankers, Inc. 85,352 1,548
SFL Corp., Ltd.(Æ) 44,112 342
SHYFT Group, Inc. (The)(Æ) 28,231 1,000
SkyWest, Inc.(Æ) 16,722 830
Smith & Wesson Brands, Inc.(Æ)(Ð) 51,550 897
Spirit AeroSystems , Inc. Class A 11,622 531
Spirit Airlines, Inc.(Æ)(Ñ) 38,135 1,366
SPX Corp.(Æ) 22,871 1,387
SPX FLOW, Inc. 8,916 594
StealthGas , Inc.(Æ) 389,434 1,090
Steelcase, Inc. Class A 186,771 2,577
Sterling Construction Co., Inc.(Æ) 51,899 1,082
Team, Inc.(Æ) 3,855 38
Teekay Tankers, Ltd. Class A(Æ) 250,469 3,359
Terex Corp. 29,360 1,380
Tetra Tech, Inc. 8,416 1,074
Textainer Group Holdings, Ltd.(Æ) 18,655 478
Textron, Inc. 20,518 1,318
Thermon Group Holdings, Inc.(Æ) 41,998 802
Titan International, Inc.(Æ)(Ð) 92,409 997
Titan Machinery, Inc.(Æ) 9,267 242
TopBuild Corp.(Æ) 22,650 5,037
TreeHouse Foods, Inc.(Æ) 40,793 1,942
TriNet Group, Inc.(Æ)(Ð)(Û) 29,259 2,303
Triumph Group, Inc.(Æ) 43,643 738
TrueBlue , Inc.(Æ) 34,222 969
Tutor Perini Corp.(Æ) 303,281 4,883
UFP Industries, Inc.(Æ) 11,404 958
UniFirst Corp. 3,772 846
Universal Truckload Services, Inc. 73,183 1,830
US Ecology, Inc.(Æ) 25,324 1,075
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 7,135 73
USA Truck, Inc.(Æ) 88,810 1,365
Vectrus , Inc.(Æ) 53,975 2,825
Vishay Precision Group, Inc.(Æ) 26,261 837
Vivint Smart Home, Inc.(Æ) 7,988 96
Watts Water Technologies, Inc. Class A 6,349 791
Werner Enterprises, Inc. 13,525 625
WESCO International, Inc.(Æ)(Û) 46,182 4,236
Whole Earth Brands, Inc.(Æ)(Ñ) 220,224 2,973
WNS Holdings, Ltd. - ADR(Æ) 70,987 5,142
Xerox Holdings Corp.(Ð)(Û) 69,587 1,680
XPO Logistics, Inc.(Æ) 3,708 516
232,790
Technology - 14.0%
8x8, Inc.(Æ) 49,208 1,618
A10 Networks, Inc.(Æ) 48,822 424
Absolute Software Corp. 411,441 6,156
ADTRAN, Inc. 52,271 893
Agilysys , Inc.(Æ) 11,871 598
Alarm.com Holdings, Inc.(Æ) 6,397 574
Alpha & Omega Semiconductor, Ltd.(Æ) 36,318 1,130
Ambarella , Inc.(Æ) 16,383 1,597
American Software, Inc. Class A(Ð) 230,304 4,765
Amkor Technology, Inc.(Ð) 46,675 944

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amtech Systems, Inc.(Æ) 64,121 676
APi Group Corp.(Æ)(Þ) 290,547 6,178
Appfolio , Inc. Class A(Æ) 11,487 1,661
Appian Corp.(Æ)(Ñ) 7,649 927
Applied Optoelectronics, Inc.(Æ) 2,751 20
Arlo Technologies, Inc.(Æ)(Ð) 43,206 265
Arrow Electronics, Inc.(Æ)(Ð) 18,490 2,109
Aterian , Inc.(Æ) 71,727 1,556
Avaya Holdings Corp.(Æ)(Ð) 60,253 1,733
Aviat Networks, Inc.(Æ) 2,477 80
Avid Technology, Inc.(Æ)(Ð) 25,197 573
Avnet, Inc.(Ð) 33,018 1,450
Axcelis Technologies, Inc.(Æ) 100,660 4,180
AXT, Inc.(Æ) 78,167 771
Bandwidth, Inc. Class A(Æ) 4,599 608
Bel Fuse, Inc. Class B 5,676 113
Benchmark Electronics, Inc.(Ð) 40,530 1,217
Benefitfocus , Inc.(Æ) 14,944 202
Blackline, Inc.(Æ) 4,672 542
CalAmp Corp.(Æ) 26,164 360
Casa Systems, Inc.(Æ) 21,152 166
Cerence , Inc.(Æ) 34,102 3,288
Ceridian HCM Holding, Inc.(Æ)(Ð) 21,889 2,068
Ciena Corp.(Æ)(Ð) 46,313 2,337
Cirrus Logic, Inc.(Æ)(Û) 26,097 1,942
Cloudera, Inc.(Æ) 32,631 414
CMC Materials, Inc.(Æ) 12,095 2,219
Cognyte Software, Ltd.(Æ) 39,298 1,027
CommScope Holding Co., Inc.(Æ) 252,173 4,149
CommVault Systems, Inc.(Æ) 15,828 1,100
comScore, Inc.(Æ)(Ð) 35,592 131
Comtech Telecommunications Corp.(Ð) 77,653 1,862
Concentrix Corp.(Æ) 23,255 3,613
CSG Systems International, Inc.(Ð) 18,313 842
CTS Corp. 18,650 606
Daktronics, Inc.(Æ) 27,451 169
Diebold Nixdorf, Inc.(Æ) 14,499 218
Digital Turbine, Inc.(Æ) 13,870 1,046
Domo, Inc. Class B(Æ) 3,333 214
Donnelley Financial Solutions, Inc.(Æ) 16,271 497
Dropbox, Inc. Class A(Æ)(Ð) 10,053 258
DSP Group, Inc.(Æ) 72,338 1,005
DZS, Inc.(Æ) 45,452 683
EchoStar Corp. Class A(Æ) 26,455 647
eGain Corp.(Æ) 7,732 76
EMCORE Corp.(Æ) 7,628 48
Endava PLC - ADR(Æ) 31,737 2,873
Extreme Networks, Inc.(Æ) 74,436 847
Harmonic, Inc.(Æ)(Ð) 34,285 268
Ichor Holdings, Ltd.(Æ) 16,026 894
II-VI, Inc.(Æ) 10,403 698
Infinera Corp.(Æ)(Ð) 92,719 855
InterDigital , Inc. 9,998 694
Intevac, Inc.(Æ) 4,918 32
Jabil Circuit, Inc.(Û) 20,149 1,056
Kimball Electronics, Inc.(Æ) 151,458 3,485
Kulicke & Soffa Industries, Inc. 84,111 4,782
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lattice Semiconductor Corp.(Æ) 32,239 1,622
Liberty Latin America, Ltd. Class C(Æ)(Ð) 30,160 421
LiveRamp Holdings, Inc.(Æ) 34,220 1,676
Magnachip Semiconductor Corp.(Æ) 22,128 553
Maxar Technologies, Inc. 20,628 801
Mercury Systems, Inc.(Æ) 30,739 2,313
MicroStrategy , Inc. Class A(Æ) 2,307 1,516
Mimecast, Ltd.(Æ) 75,029 3,258
Model N, Inc.(Æ) 115,289 4,586
NAPCO Security Technologies, Inc.(Æ) 201,477 6,712
NCR Corp.(Æ)(Û) 57,684 2,639
NeoPhotonics Corp.(Æ)(Ð) 115,680 1,083
NETGEAR, Inc.(Æ)(Û) 44,686 1,663
NetScout Systems, Inc.(Æ)(Û) 58,695 1,538
New Relic, Inc.(Æ)(Ð) 19,721 1,268
nLight , Inc.(Æ) 92,132 2,703
Novanta , Inc.(Æ) 5,287 696
Nutanix , Inc. Class A(Æ)(Ð) 52,417 1,417
OneSpan , Inc.(Æ) 179,619 4,815
Ooma , Inc.(Æ) 67,742 1,120
PAE, Inc.(Æ) 226,787 2,034
PC Connection, Inc. 600 27
PCTEL, Inc. 115,269 770
PDF Solutions, Inc.(Æ) 207,451 3,678
Pegasystems , Inc. 39,084 4,962
Pixelworks , Inc.(Æ)(Ð) 270,521 799
Plantronics, Inc.(Æ)(Ð) 22,661 906
PlayAGS , Inc.(Æ) 167,863 1,503
Power Integrations, Inc. 14,607 1,210
Powerfleet , Inc.(Æ) 75,031 567
Pure Storage, Inc. Class A(Æ)(Ð)(Û) 116,057 2,346
QAD, Inc. Class A 67,290 4,757
Qualys , Inc.(Æ) 14,489 1,469
Quantum Corp.(Æ) 122,608 1,045
Radcom , Ltd.(Æ) 96,210 933
Rambus, Inc.(Æ) 35,874 681
Rapid7, Inc.(Æ) 8,409 683
Ribbon Communications, Inc.(Æ)(Ð) 64,215 433
Sabre Corp.(Æ) 80,205 1,201
SailPoint Technologies Holding, Inc.(Æ) 22,894 1,118
Sanmina Corp.(Æ) 10,459 427
Sapiens International Corp. NV(Æ) 33,808 1,094
ScanSource , Inc.(Æ) 25,208 762
Semtech Corp.(Æ) 19,067 1,292
Silicon Laboratories, Inc.(Æ) 15,574 2,195
Silicon Motion Technology Corp. - ADR 10,295 739
Simulations Plus, Inc. 167,352 10,568
SkyWater Technology Inc.(Æ) 39,147 814
Sonos , Inc.(Æ)(Û) 54,422 2,179
SPS Commerce, Inc.(Æ) 4,024 412
Super Micro Computer, Inc.(Æ) 12,896 477
SVMK, Inc.(Æ) 19,663 354
Synaptics , Inc.(Æ)(Ð)(Û) 14,829 2,074
Synchronoss Technologies, Inc.(Æ) 22,347 75
Tenable Holdings, Inc.(Æ) 41,853 1,569
TrueCar , Inc.(Æ) 121,769 560
Unisys Corp.(Æ) 192,459 4,619

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Upwork , Inc.(Æ) 38,176 1,758
Varonis Systems, Inc.(Æ) 22,440 1,188
Veeco Instruments, Inc.(Æ) 40,541 933
Verint Systems, Inc.(Æ) 18,385 893
Vishay Intertechnology , Inc. 18,262 449
Workiva , Inc.(Æ) 69,733 6,556
Yelp, Inc. Class A(Æ)(Ð) 62,274 2,447
Zix Corp.(Æ) 514,050 4,053
213,038
Utilities - 4.3%
ALLETE, Inc. 98,924 6,960
American States Water Co. 5,745 455
APA Corp.(Û) 153,490 3,070
Avista Corp. 37,035 1,704
Black Hills Corp. 12,377 854
Bonanza Creek Energy, Inc. 5,615 186
Brigham Minerals, Inc. Class A 380,069 6,514
Brookfield Renewable Corp. Class A 10,501 436
Cogent Communications Holdings, Inc.(Ð) 25,893 1,956
Denbury, Inc.(Æ) 18,181 989
Earthstone Energy, Inc. Class A(Æ) 5,527 39
Gogo , Inc.(Æ)(Ñ) 87,437 911
Iridium Communications, Inc.(Æ) 18,623 707
MDU Resources Group, Inc. 270,721 9,057
MGE Energy, Inc. 20,307 1,519
New Jersey Resources Corp. 17,590 738
Northern Oil and Gas, Inc.(Ñ) 226,421 3,279
NorthWestern Corp. 10,865 739
Oasis Petroleum, Inc. 27,853 2,162
ONE Gas, Inc. 8,706 701
Ovintiv , Inc. 108,089 2,587
Plains GP Holdings, LP Class A(Æ) 40,217 377
PNM Resources, Inc. 13,509 667
Portland General Electric Co.(Û) 53,435 2,718
RGC Resources, Inc. 43,566 945
South Jersey Industries, Inc. 304,854 7,545
Southwest Gas Holdings, Inc. 9,700 676
Spire, Inc. 8,382 631
Telephone & Data Systems, Inc.(Ð) 42,805 984
Unitil Corp. 2,445 141
US Cellular Corp.(Æ)(Ð) 8,229 281
Vine Energy, Inc. Class A(Æ) 31,115 398
Vistra Corp. 138,267 2,333
Vonage Holdings Corp.(Æ) 39,193 531
Yellow Corp.(Æ) 137,804 1,264
65,054
Total Common Stocks
(cost $1,074,413) 1,550,350
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 48,624,035 (∞) 48,614
Total Short-Term Investments
(cost $48,614) 48,614
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 22,251,593 (∞)
22,252
Total Other Securities
(cost $22,252) 22,252
Total Investments - 106.3%
(identified cost $1,145,279) 1,621,216
Securities Sold Short - (4.6)%
Consumer Discretionary - (1.1)%
AMC Entertainment Holdings, Inc. Class
A(Æ) (68,724) (689)
AMMO, Inc.(Æ) (17,197) (127)
Aspen Group, Inc.(Æ) (6,225) (30)
Bally's Corp.(Æ) (4,360) (253)
Caesars Entertainment, Inc.(Æ) (13,675) (1,338)
Callaway Golf Co. (37,277) (1,079)
CarParts.com, Inc.(Æ) (29,752) (514)
Cinemark Holdings, Inc.(Æ) (46,958) (996)
Dave & Buster's Entertainment, Inc.(Æ) (21,206) (968)
Designer Brands, Inc.(Æ) (25,057) (444)
Dorman Products, Inc.(Æ) (6,186) (614)
Express, Inc.(Æ) (25,676) (78)
Fox Factory Holding Corp.(Æ) (8,463) (1,297)
fuboTV , Inc.(Æ) (4,364) (88)
GameStop Corp. Class A(Æ) (12,761) (2,215)
G-III Apparel Group, Ltd.(Æ) (4,347) (141)
GrowGeneration Corp.(Æ) (3,360) (146)
Hillenbrand, Inc. (16,142) (792)
Leggett & Platt, Inc. (23,249) (1,155)
Levi Strauss & Co. (8,601) (248)
LifeMD , Inc.(Æ) (17,910) (174)
Lindblad Expeditions Holdings, Inc.(Æ) (11,584) (190)
Marcus Corp.(Æ) (17,603) (351)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (12,287) (1,134)
SEACOR Marine Holdings, Inc.(Æ) (11,128) (51)
TripAdvisor, Inc.(Æ) (19,409) (915)
XPEL, Inc.(Æ) (5,333) (342)
(16,369)
Consumer Staples – (0.1)%
MGP Ingredients, Inc. (4,060) (244)
OptimizeRx Corp.(Æ) (11,703) (591)
Utz Brands, Inc. (10,330) (303)
(1,138)
Energy - (0.3)%
ChampionX Corp.(Æ) (51,996) (1,092)
CleanSpark , Inc.(Æ) (3,971) (86)
Energous Corp.(Æ) (25,710) (80)
Flux Power Holdings, Inc.(Æ) (5,335) (59)
FuelCell Energy, Inc.(Æ) (2,738) (27)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gevo , Inc.(Æ) (14,481) (98)
Liberty Oilfield Services, Inc.(Æ) (54,141) (633)
Ring Energy, Inc.(Æ) (62,199) (134)
RPC, Inc.(Æ) (40,579) (197)
Smart Sand, Inc.(Æ) (39,115) (95)
Solaris Oilfield Infrastructure, Inc. (25,746) (282)
Sunrun , Inc.(Æ) (13,104) (642)
(3,425)
Financial Services - (0.7)%
Apollo Commercial Real Estate Finance,
Inc.(ö) (76,320) (1,161)
Apollo Global Management, Inc. (21,900) (1,213)
Arbor Realty Trust, Inc.(ö) (61,931) (1,095)
Ares Management Corp. (1,819) (96)
BRP Group, Inc.(Æ) (26,614) (772)
Ellington Residential Mortgage(ö) (7,465) (93)
Emerald Holding, Inc.(Æ) (18,589) (104)
Franchise Group, Inc.(Æ) (952) (37)
Granite Point Mortgage Trust, Inc.(ö) (22,393) (296)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (9,010) (472)
Invesco Mortgage Capital, Inc.(ö) (29,900) (117)
Ladder Capital Corp. Class A(ö) (48,244) (574)
Orchid Island Capital, Inc.(ö) (169,897) (934)
Ready Capital Corp.(Æ) (47,100) (683)
Repay Holdings Corp.(Æ) (34,334) (785)
Rocket Companies, Inc. (26,218) (589)
TPG RE Finance Trust, Inc.(ö) (20,043) (250)
Two Harbors Investment Corp.(ö) (214,938) (1,677)
Western Asset Mortgage Capital Corp.(ö) (70,017) (221)
(11,169)
Health Care - (1.0)%
AcelRx Pharmaceuticals, Inc.(Æ) (66,866) (87)
ADMA Biologics, Inc.(Æ) (290,204) (569)
Altimmune , Inc.(Æ) (2,495) (36)
AquaBounty Technologies, Inc.(Æ) (32,548) (185)
Arcus Biosciences, Inc.(Æ) (1,616) (55)
Aspira Women's Health, Inc.(Æ) (9,589) (55)
Aytu BioScience , Inc.(Æ) (12,539) (83)
Berkeley Lights, Inc.(Æ) (794) (39)
BioCryst Pharmaceuticals, Inc.(Æ) (61,211) (712)
BioLife Solutions, Inc.(Æ) (5,770) (201)
Bionano Genomics, Inc.(Æ) (65,855) (419)
Bio- Techne Corp.(Æ) (187) (80)
CareDx , Inc.(Æ) (35) (3)
CEL-SCI Corp.(Æ) (2,492) (60)
ChemoCentryx , Inc.(Æ) (1,585) (77)
Co-Diagnostics, Inc.(Æ) (10,579) (94)
DermTech , Inc.(Æ) (867) (36)
Dynavax Technologies Corp.(Æ) (6,227) (62)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exagen , Inc.(Æ) (2,433) (41)
Fate Therapeutics, Inc.(Æ) (8,357) (730)
Fulgent Genetics, Inc.(Æ) (741) (57)
HealthEquity , Inc.(Æ) (16,435) (1,249)
IGM Biosciences, Inc.(Æ) (1,197) (85)
INmune Bio, Inc.(Æ) (5,426) (64)
Inovio Pharmaceuticals, Inc.(Æ) (3,024) (21)
Intra-Cellular Therapies, Inc. Class A(Æ) (21,991) (757)
Invitae Corp.(Æ) (16,546) (577)
Kadmon Holdings, Inc.(Æ) (98,727) (401)
Kura Oncology, Inc.(Æ) (12,752) (343)
MannKind Corp.(Æ) (35,016) (160)
Matinas BioPharma Holdings, Inc.(Æ) (77,061) (68)
MediciNova , Inc.(Æ) (18,644) (82)
MEI Pharma, Inc.(Æ) (65,817) (240)
Mersana Therapeutics, Inc.(Æ) (5,385) (86)
Misonix , Inc.(Æ) (3,577) (66)
NeoGenomics , Inc.(Æ) (22,553) (1,105)
Neubase Therapeutics, Inc.(Æ) (16,540) (100)
Ocugen , Inc.(Æ) (13,766) (174)
Ocular Therapeutix , Inc.(Æ) (3,064) (56)
OncoCyte Corp.(Æ) (34,700) (178)
Protagonist Therapeutics, Inc.(Æ) (2,648) (77)
Quanterix Corp.(Æ) (6,675) (408)
Repligen Corp.(Æ) (5,924) (1,254)
Replimune Group, Inc.(Æ) (1,285) (47)
Rigel Pharmaceuticals, Inc.(Æ) (58,623) (218)
Rocket Pharmaceuticals, Inc.(Æ) (1,940) (89)
Rubius Therapeutics, Inc.(Æ) (9,354) (234)
Sangamo BioSciences , Inc.(Æ) (53,858) (634)
Seres Therapeutics, Inc.(Æ) (2,681) (56)
Sientra , Inc.(Æ) (21,598) (148)
Tabula Rasa HealthCare, Inc.(Æ) (8,331) (396)
TherapeuticsMD , Inc.(Æ) (460,999) (558)
Vaxart , Inc.(Æ) (15,116) (163)
Veracyte , Inc.(Æ) (24,047) (1,196)
ViewRay , Inc.(Æ) (31,764) (153)
ZIOPHARM Oncology, Inc.(Æ) (134,435) (465)
(15,589)
Materials and Processing – (0.2)%
Cleveland-Cliffs, Inc.(Æ) (30,909) (552)
Cornerstone Building Brands, Inc.(Æ) (26,039) (366)
Livent Corp.(Æ) (15,150) (273)
Marrone Bio Innovations, Inc.(Æ) (31,419) (53)
NN, Inc.(Æ) (12,961) (95)
Quaker Chemical Corp. (2,538) (615)
Uranium Energy Corp.(Æ) (69,430) (201)
(2,155)
Producer Durables - (0.3)%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Airlines Group, Inc.(Æ) (54,999) (1,195)
Aqua Metals, Inc.(Æ) (23,708) (70)
Badger Meter, Inc. (9,706) (906)
Concrete Pumping Holdings, Inc.(Æ) (9,993) (81)
CryoPort , Inc.(Æ) (7,610) (430)
Genasys , Inc.(Æ) (24,859) (155)
Iteris , Inc.(Æ) (21,844) (147)
Mesa Laboratories, Inc. (1,348) (335)
Ranpak Holdings Corp.(Æ) (16,108) (310)
Sharps Compliance Corp.(Æ) (6,058) (106)
SharpSpring , Inc.(Æ) (5,152) (85)
Trimble Navigation, Ltd.(Æ) (16,015) (1,313)
Workhorse Group, Inc.(Æ) (3,252) (40)
(5,173)
Technology - (0.9)%
3D Systems Corp.(Æ) (43,860) (945)
ANGI Homeservices , Inc.(Æ) (5,535) (89)
Aterian , Inc.(Æ) (2,206) (48)
AudioEye , Inc.(Æ) (5,808) (147)
AXT, Inc.(Æ) (27,568) (272)
Brooks Automation, Inc. (15,801) (1,601)
Clearfield, Inc.(Æ) (5,480) (188)
Cognex Corp. (15,477) (1,333)
Covetrus , Inc.(Æ) (23,539) (674)
Cree, Inc.(Æ) (10,466) (1,041)
eMagin Corp.(Æ) (29,458) (77)
Eventbrite, Inc.(Æ) (16,125) (380)
II-VI, Inc.(Æ) (13,694) (919)
Immersion Corp.(Æ) (45,367) (389)
Intellicheck , Inc.(Æ) (16,400) (164)
IPG Photonics Corp.(Æ) (860) (187)
LivePerson , Inc.(Æ) (10,100) (552)
Luna Innovations, Inc.(Æ) (4,557) (52)
MicroStrategy , Inc. Class A(Æ) (874) (574)
MicroVision , Inc.(Æ) (7,465) (114)
NAPCO Security Technologies, Inc.(Æ) (7,907) (263)
Onto Innovation, Inc.(Æ) (22,035) (1,510)
PAR Technology Corp.(Æ) (4,718) (388)
Powerfleet , Inc.(Æ) (15,086) (114)
Q2 Holdings, Inc.(Æ) (6,727) (700)
Resonant, Inc.(Æ) (14,985) (49)
Sabre Corp.(Æ) (78,605) (1,178)
Vuzix Corp.(Æ) (4,657) (107)
(14,055)
Utilities – (0.0)%
Antero Midstream Corp. (4,282) (37)
Callon Petroleum Co.(Æ) (2,915) (109)
Evolution Petroleum Corp. (14,361) (48)
Penn Virginia Corp.(Æ) (21,068) (287)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tellurian, Inc.(Æ) (45,731) (101)
(582)
Total Securities Sold Short
(proceeds $55,152) (69,655)
Other Assets and Liabilities, Net
- (1.7)%
(26,399)
Net Assets - 100.0%
1,525,162

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 69
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
APi Group Corp. 04/08/20 290,547 10.11 2,937 6,178
6,178
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 413 USD 46,700 06/21 294
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 294
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 236,446 $ — $ —
$ —
$ 236,446 15. 5
Consumer Staples 49,580 — —
—
49,580 3.2
Energy 48,025 — —
—
48,025 3. 1
Financial Services 334,632 — —
—
334,632 21.9
Health Care 240,602 — 33
—
240,6 35 15. 8
Materials and Processing 129,638 512 —
—
130,150 8. 5
Producer Durables 232,790 — —
—
232,790 15. 3
Technology 213,038 — —
—
213,038 1 4 . 0
Utilities 65,054 — —
—
65,054 4. 3
Short-Term Investments — — — 48,614 48,614 3.2
Other Securities — — — 22,252 22,252 1.5
Total Investments 1,549,805 512 33 70,866 1,621,216 10 6 . 3
Securities Sold Short
***
(69,655) — — — (69,655) ( 4 . 6 )
Other Assets and Liabilities, Net
(1.7)
100.0
Other Financial Instruments
Assets
Futures Contracts 294 — — — 294 —
*
Total Other Financial Instruments
**
$ 294 $ — $ — $ — $ 294

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 U.S. Small Cap Equity Fund
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 71
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 294
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 17,63 7 $ —
Foreign currency exchange contracts — (2)
Total
$ 17,63 7 $ (2)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,799 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 19,975 $ — $ 19,975
Total Financial and Derivative Assets
19,975 — 19,975
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 19,975 $ — $ 19,975
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5,271 $ — $ 5,271 $ —
Bank of Nova Scotia
253 — 253 —
Barclays
2,602 — 2,602 —
Citigroup
3,610 — 3,610 —
Credit Suisse
100 — 100 —
HSBC
2,676 — 2,676 —
Morgan Stanley
2,694 — 1,638 1,056
National Bank of Canada
912 — 880 32
Wells Fargo
1,857 — 1,142 715
Total
$ 19,975 $ — $ 18,172 $ 1,803

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 69,655 $ — $ 69,655
Total Financial and Derivative Liabilities
69,655 — 69,655
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 69,655 $ — $ 69,655
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 69,655 $ — $ 69,655 $ —
Total
$ 69,655 $ — $ 69,655 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,145,279
Investments, at fair value(*)(>) ......................................................................................................................................................
1,621,216
Foreign currency holdings(^) ......................................................................................................................................................... 5
Receivables:
Dividends and interest ....................................................................................................................................................... 279
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 5,668
Fund shares sold ................................................................................................................................................................ 1,193
From broker(a) ................................................................................................................................................................... 1,731
Variation margin on futures contracts ................................................................................................................................. 295
Prepaid expenses ........................................................................................................................................................................... 15
Total assets .................................................................................................................................................
1,630,403
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 19
Investments purchased ...................................................................................................................................................... 8,911
Fund shares redeemed ....................................................................................................................................................... 2,973
Accrued fees to affiliates .................................................................................................................................................... 1,157
Other accrued expenses ..................................................................................................................................................... 274
Securities sold short, at fair value(‡) .............................................................................................................................................. 69,655
Payable upon return of securities loaned ....................................................................................................................................... 22,252
Total liabilities .............................................................................................................................................
105,241
Net Assets ............................................................................................................................................................
$ 1,525,162

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 644,85 7
Shares of beneficial interest ...........................................................................................................................................................
400
Additional paid-in capital ..............................................................................................................................................................
879,90 5
Net Assets ............................................................................................................................................................
$ 1,525,16 2
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 37.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 39.96
Class A — Net assets ............................................................................................................................................................. $ 19,610,985
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 520,806
Net asset value per share: Class C(#) ............................................................................................................................................. $ 34.33
Class C — Net assets ............................................................................................................................................................. $ 11,206,450
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 326,459
Net asset value per share: Class M(#) ............................................................................................................................................ $ 38.12
Class M — Net assets ............................................................................................................................................................ $ 153,979,110
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,039,251
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 38.18
Class R6 — Net assets ........................................................................................................................................................... $ 580,885
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 15,216
Net asset value per share: Class S(#) .............................................................................................................................................. $ 38.15
Class S — Net assets ............................................................................................................................................................. $ 1,172,813,717
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 30,743,746
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 38.17
Class Y — Net assets ............................................................................................................................................................. $ 166,970,575
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,374,956
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5
(*)     Securities on loan included in investments $ 19,975
(‡)     Proceeds on securities sold short $ 55,152
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 70,866
(a)     Receivable from Broker for Futures $ 1,731
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,789
Dividends from affiliated funds ......................................................................................................................................... 21
Securities lending income (net) ......................................................................................................................................... 458
Total investment income ...............................................................................................................................................................
9,268
Expenses
Advisory fees .................................................................................................................................................................... 5,426
Administrative fees ........................................................................................................................................................... 373
Custodian fees ................................................................................................................................................................... 116
Distribution fees - Class A ................................................................................................................................................ 21
Distribution fees - Class C ................................................................................................................................................ 39
Transfer agent fees - Class A ............................................................................................................................................ 17
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class M ............................................................................................................................................ 141
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 1,129
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 86
Registration fees ............................................................................................................................................................... 60
Shareholder servicing fees - Class C ................................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 104
Dividends from securities sold short ................................................................................................................................. 670
Interest expense paid on securities sold short ................................................................................................................... 240
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 8,499
Expense reductions ........................................................................................................................................................... (324)
Net expenses .................................................................................................................................................................................
8,175
Net investment income (loss) ........................................................................................................................................................
1,093
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 291,78 1
Futures contracts .............................................................................................................................................................. 17,637
Foreign currency exchange contracts ................................................................................................................................ (2)
Securities sold short .......................................................................................................................................................... (14,951)
Foreign currency-related transactions ............................................................................................................................... 3
Net realized gain (loss) ..................................................................................................................................................................
294,46 8
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 382,241
Futures contracts .............................................................................................................................................................. 1,799
Securities sold short .......................................................................................................................................................... (12,850)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 371,190
Net realized and unrealized gain (loss) ......................................................................................................................................... 665,65 8
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 666,75 1
**      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,093 $ 4,259
Net realized gain (loss) ...................................................................................................................... 294,46 8 (62,659)
Net change in unrealized appreciation (depreciation) ....................................................................... 371,190 (56,768)
Net increase (decrease) in net assets from operations ............................................................................. 666,75 1 (115,168)
Distributions
To shareholders
Class A .......................................................................................................................................... (46) (620)
Class C .......................................................................................................................................... — (440)
Class E(1) ...................................................................................................................................... — (37)
Class M ......................................................................................................................................... (768) (4,041)
Class R6 ........................................................................................................................................ (3) (595)
Class S ........................................................................................................................................... (5,738) (51,767)
Class Y .......................................................................................................................................... (1,680) (12,496)
Net decrease in net assets from distributions .......................................................................................... (8,235) (69,996)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (402,10 8 ) (119,414)
Total Net Increase (Decrease) in Net Assets ..........................................................................
256,40 8 (304,578)
Net Assets
Beginning of period .................................................................................................................................
1,268,754 1,573,332
End of period ..........................................................................................................................................
$ 1,525,16 2 $ 1,268,754

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 42 $ 1,425 108 $ 2,684
Proceeds from reinvestment of distributions 2 46 22 618
Payments for shares redeemed (59) (1,909) (166) (4,033)
Net increase (decrease)
(15) (438) (36) (731)
Class C
Proceeds from shares sold 7 242 16 344
Proceeds from reinvestment of distributions — — 17 438
Payments for shares redeemed (43) (1,310) (154) (3,464)
Net increase (decrease)
(36) (1,068) (121) (2,682)
Class E(1)
Proceeds from shares sold — — 2 52
Proceeds from reinvestment of distributions — — 1 36
Payments for shares redeemed — — (41) (962)
Net increase (decrease)
— — (38) (874)
Class M
Proceeds from shares sold 2,064 68,453 1,885 45,064
Proceeds from reinvestment of distributions 25 768 145 4,041
Payments for shares redeemed (1,597) (57,760) (1,045) (24,812)
Net increase (decrease)
492 11,461 985 24,293
Class R6
Proceeds from shares sold 2 64 20 539
Proceeds from reinvestment of distributions — ** 2 21 59 5
Payments for shares redeemed (3) (93) (511) (13,82 3 )
Net increase (decrease)
(1) (27) (470) (12,689)
Class S
Proceeds from shares sold 2,230 78,398 8,890 210,511
Proceeds from reinvestment of distributions 183 5,690 1,838 51,405
Payments for shares redeemed (9,666) (325,992) (14,369) (344,297)
Net increase (decrease)
(7,253) (241,904) (3,641) (82,381)
Class Y
Proceeds from shares sold 676 23,183 3,485 84,067
Proceeds from reinvestment of distributions 54 1,680 447 12,496
Payments for shares redeemed (5,536) (194,99 5 ) (5,575) (140,913)
Net increase (decrease)
(4,806) (170,13 2 ) (1,643) (44,350)
Total increase (decrease)
(11,619) $ (402,10 8 ) (4,964) $ (119,414)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 24.25 (.03) 13.53 13.50 (.09) —
October 31, 2020 27.44 ( — ) (f) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
October 31, 2016 28.33 .10 .88 .98 (.12) (1.87)
Class C
April 30, 2021* 22.12 (.14) 12.35 12.21 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
October 31, 2016 27.13 (.10) .84 .74 — (1.87)
Class M
April 30, 2021* 24.58 .03 13.70 13.73 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
October 31, 2017(5) 31.94 .01 2.71 2.72 — —
Class R6
April 30, 2021* 24.60 .04 13.71 13.75 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
October 31, 2016(1) 23.87 .13 3.61 3.74 — —
Class S
April 30, 2021* 24.59 .02 13.70 13.72 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.05) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
October 31, 2016 28.59 .16 .89 1.05 (.20) (1.87)
Class Y
April 30, 2021* 24.61 .05 13.71 13.76 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)
October 31, 2016 28.64 .22 .88 1.10 (.26) (1.87)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.09) 37.66 55.71 19,611 1.37 1.37 (.20) 17
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
(1.99) 27.32 3.99 20,554 1.25 1.25 .37 98
— 34.33 55.13 11,206 2.12 2.12 (.94) 17
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(1.87) 26.00 3.19 22,459 2.00 2.00 (.38) 98
(.19) 38.12 56.03 153,979 1.12 .98 .20 17
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(.17) 38.18 56.02 581 .97 .95 .23 17
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
— 27.61 15.67 401 .85 .83 .68 98
(.16) 38.15 55.94 1,172,814 1.12 1.08 .11 17
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(2.07) 27.57 4.22 1,083,721 1.00 1.00 .62 98
(.20) 38.17 56.07 166,971 .92 .92 .30 17
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109
(2.13) 27.61 4.42 390,468 .80 .80 .81 98

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 909,356
Administration fees 62,637
Distribution fees 10,832
Shareholder servicing fees 2,283
Transfer agent fees 166,740
Trustee fees 4,744
$ 1,156,592
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 72,930 $ 143,240 $ 193,918 $ — $ — $ 22,252 $ 24 $ —
U.S. Cash Management Fund 36,901 609,228 597,515 — — 48,614 21 —
$ 109,831 $ 752,468 $ 791,433 $ — $ — $ 70,866 $ 45 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,140,952,402 $ 449,996,901 $ (39,093,910) $ 410,902,991

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
International Developed Markets Fund 83
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,345.20 $ 1,018.74
Expenses Paid During Period* $ 7.09 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,340.60 $ 1,015.03
Expenses Paid During Period* $ 11.43 $ 9.84
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,348.00 $ 1,020.68
Expenses Paid During Period* $ 4.83 $ 4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
84 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,347.40 $ 1,020.18
Expenses Paid During Period* $ 5.41 $ 4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,348.40 $ 1,020.98
Expenses Paid During Period* $ 4.48 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.9%
Argentina - 0.0%
YPF SA - ADR(Æ) 155,182 587
Australia - 1.6%
AGL Energy, Ltd. 173,085 1,192
Alumina, Ltd. 353,806 470
Australia & New Zealand Banking
Group, Ltd. - ADR 60,158 1,333
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group PLC 35,609 1,076
BHP Group, Ltd. - ADR 12,834 467
BlueScope Steel, Ltd. 51,231 855
Commonwealth Bank of Australia - ADR 100,401 6,895
Crown Resorts, Ltd.(Æ) 53,095 500
CSL, Ltd. 9,689 2,020
Dexus Property Group(Æ)(ö) 69,770 547
Fortescue Metals Group, Ltd. 91,768 1,598
GPT Group (The)(ö) 204,027 727
Insurance Australia Group, Ltd.(Æ) 254,153 958
Medibank Pvt , Ltd. 136,152 323
National Australia Bank, Ltd. - ADR 49,797 1,024
Rio Tinto PLC 91,033 7,650
Rio Tinto, Ltd. - ADR 18,987 1,776
Sonic Healthcare, Ltd. 27,804 767
South32, Ltd. Class B 335,320 744
Suncorp Group, Ltd.(Æ) 69,676 564
Westpac Banking Corp. 39,098 756
32,242
Austria - 0.3%
Erste Group Bank AG 145,078 5,160
OMV AB 15,959 785
5,945
Belgium - 0.4%
Ageas SA 67,993 4,118
KBC Groep NV 38,969 3,028
Solvay SA 5,334 678
7,824
Brazil - 0.5%
Ambev SA 2,735,000 7,522
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 230,300 1,814
9,336
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B 26,440 896
ARC Resources, Ltd. 167,349 1,052
Bank of Montreal 14,880 1,404
Bank of Nova Scotia (The) 15,792 1,006
Barrick Gold Corp. 167,397 3,567
BCE, Inc. 34,176 1,615
CAE, Inc.(Æ) 423,636 13,270
Cameco Corp. Class A 98,295 1,652
Canadian Imperial Bank of Commerce 9,976 1,037
Canadian National Railway Co. 147,710 15,903
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Natural Resources, Ltd. 25,408 771
CGI Group, Inc.(Æ) 8,597 761
CI Financial Corp. 109,467 1,760
Constellation Software, Inc. 671 985
Dollarama , Inc. 68,578 3,196
Enbridge, Inc. 31,505 1,215
Great-West Lifeco , Inc. 63,231 1,833
iA Financial Corp., Inc. 20,074 1,130
Kinross Gold Corp. 293,292 2,065
Loblaw Cos., Ltd. 13,835 768
Magna International, Inc. Class A 23,424 2,212
Manulife Financial Corp. 195,957 4,279
National Bank of Canada 9,949 723
Open Text Corp. 17,369 818
Pembina Pipeline Corp. 40,271 1,243
Power Corp. of Canada 31,498 917
Royal Bank of Canada - GDR 53,720 5,127
Shaw Communications, Inc. Class B 45,757 1,325
Shopify, Inc. Class A(Æ) 3,575 4,226
Sun Life Financial, Inc. 114,707 6,188
Suncor Energy, Inc. 41,744 893
Topicus.com, Inc. 1,547 116
Toronto-Dominion Bank (The) 118,668 8,159
Tourmaline Oil Corp. 48,624 1,049
WSP Global, Inc. 7,447 773
93,934
China - 2.0%
Alibaba Group Holding, Ltd. - ADR(Æ) 97,234 22,457
Dongfeng Motor Group Co., Ltd. Class H 3,838,000 3,325
Ping An Insurance Group Co. of China,
Ltd. Class H 301,522 3,294
Tencent Holdings, Ltd. 106,488 8,516
Yatsen Holding, Ltd. - ADR(Æ)(Ñ) 204,187 2,128
39,720
Denmark - 1.7%
AP Moller - Maersk A/S Class B 6,705 16,646
Coloplast A/S Class B 5,108 845
Danske Bank A/S 244,350 4,646
Drilling Co. of 1972 A/S (The)(Æ) 9,797 410
DSV Panalpina A/S 24,447 5,443
Genmab A/S(Æ) 3,307 1,220
H Lundbeck A/S 9,453 291
Novo Nordisk A/S Class B 31,475 2,326
Novozymes A/S Class B 9,013 641
Pandora A/S 10,054 1,140
Vestas Wind Systmens A/S 18,070 750
34,358
Finland - 1.9%
Elisa OYJ 24,220 1,375
Fortum OYJ 35,425 932
Kone OYJ Class B 30,901 2,428
Neste OYJ 88,821 5,389
Nokia OYJ(Æ) 3,316,680 15,713
Nokian Renkaat OYJ 12,343 460

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank AB 128,186 1,332
Orion OYJ Class B 10,943 485
Sampo OYJ Class A 72,678 3,459
Stora Enso OYJ Class R 59,606 1,141
UPM- Kymmene OYJ 101,807 3,982
Wartsila OYJ Abp Class B 32,523 421
37,117
France - 9.7%
Accor SA(Æ) 84,716 3,408
Air Liquide SA Class A 4,386 739
Airbus Group SE(Æ) 37,491 4,503
Amundi SA(Þ) 80,835 7,200
Arkema SA 7,021 878
Atos SE 15,671 1,065
AXA SA(Ñ) 265,241 7,504
BNP Paribas SA 121,948 7,830
Bouygues SA - ADR(Ñ) 91,791 3,932
Bureau Veritas SA 68,866 2,060
Capgemini SE 17,381 3,184
Carrefour SA 35,861 694
Cie de Saint-Gobain SA 151,032 9,530
Cie Generale des Etablissements
Michelin SCA Class B 77,745 11,246
Credit Agricole SA 51,627 799
Danone SA 42,881 3,022
Dassault Aviation SA 1,293 1,408
Dassault Systemes SE 2,729 633
Eiffage SA 7,816 856
Engie SA 358,484 5,330
EssilorLuxottica SA 4,681 779
Faurecia SE 2,581 139
Hermes International 1,505 1,889
L'Oreal SA 19,757 8,114
LVMH Moet Hennessy Louis Vuitton
SE - ADR 19,349 14,563
Orange SA - ADR 362,680 4,520
Publicis Groupe SA - ADR 154,751 10,018
Renault SA(Æ) 62,856 2,532
Rexel SA Class H 948,692 18,665
Sanofi - ADR(Ñ) 51,082 5,356
Sartorius Stedim Biotech 15,449 7,098
Schneider Electric SE 100,396 16,051
SCOR SE - ADR(Ñ) 141,106 4,567
Societe Generale SA 159,905 4,552
Technip Energies NV - ADR(Æ) 175,512 2,494
Total SE 235,043 10,406
Ubisoft Entertainment SA(Æ) 31,767 2,385
Worldline SA(Æ)(Þ) 41,101 4,033
193,982
Germany - 4.4%
1&1 Drillisch AG 11,813 355
adidas AG 28,586 8,827
Allianz SE 8,727 2,270
BASF SE 154,515 12,463
Bayer AG 18,138 1,173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayerische Motoren Werke AG 11,825 1,185
Brenntag AG 12,600 1,131
Ceconomy AG(Æ) 229,294 1,343
Continental AG 15,656 2,121
Covestro AG(Þ) 159,235 10,418
Daimler AG 79,682 7,092
Deutsche Boerse AG 5,179 894
Deutsche Post AG 25,221 1,484
Deutsche Telekom AG 68,498 1,319
Evonik Industries AG 19,013 666
Fresenius Medical Care AG & Co. 9,210 733
Fresenius SE & Co. KGaA 126,078 6,206
GEA Group AG 19,066 837
Hannover Rueck SE 10,141 1,875
HeidelbergCement AG 8,889 815
Infineon Technologies AG - ADR 105,233 4,250
Metro AG 74,760 818
Muenchener Rueckversicherungs-
Gesellschaft AG 17,194 4,973
SAP SE - ADR 13,489 1,897
Scout24 AG(Þ) 9,727 810
Siemens AG 36,431 6,080
Siemens Energy AG(Æ) 24,113 806
Uniper SE 15,068 549
United Internet AG 20,663 871
Zalando SE(Æ)(Þ) 41,119 4,277
88,538
Hong Kong - 2.7%
AIA Group, Ltd. 1,191,346 15,145
Bank of East Asia, Ltd. (The) 194,800 409
CK Asset Holdings, Ltd. 678,657 4,255
CK Hutchison Holdings, Ltd. Class B 77,631 636
CK Infrastructure Holdings, Ltd. 83,000 508
CLP Holdings, Ltd. 227,000 2,240
Galaxy Entertainment Group, Ltd.(Æ) 449,000 3,942
Hang Seng Bank, Ltd. 161,200 3,163
Henderson Land Development Co., Ltd. 148,720 661
Hong Kong Exchanges & Clearing, Ltd. 18,900 1,142
Jardine Matheson Holdings, Ltd. 17,100 1,146
New World Development Co., Ltd. 149,250 789
Power Assets Holdings, Ltd. 268,500 1,650
Sino Land Co., Ltd. 350,793 520
Sun Hung Kai Properties, Ltd. 66,000 996
Techtronic Industries Co., Ltd. 879,289 15,907
WH Group, Ltd.(Þ) 686,000 599
53,708
India - 1.2%
Canara Bank(Æ) 577,323 1,081
Housing Development Finance Corp.,
Ltd. 516,213 16,845
NTPC, Ltd. 186,941 258
Oil & Natural Gas Corp., Ltd. 1,525,045 2,211
Reliance Industries, Ltd. - GDR(Þ) 47,795 2,585

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zee Entertainment Enterprises, Ltd. 518,695 1,296
24,276
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 2,466,400 1,053
Ireland - 2.5%
Accenture PLC Class A 49,947 14,484
AIB Group PLC(Æ) 1,047,485 3,064
Bank of Ireland Group PLC(Æ) 624,484 3,666
CRH PLC 41,084 1,941
DCC PLC 11,278 978
Flutter Entertainment PLC(Æ) 33,343 6,824
James Hardie Industries PLC 78,314 2,592
Kerry Group PLC Class A 89,330 11,577
Kingspan Group PLC 9,078 809
Ryanair Holdings PLC - ADR(Æ) 23,892 2,792
Smurfit Kappa Group PLC 13,652 698
49,425
Israel - 0.1%
Bank Leumi Le-Israel BM(Æ) 95,301 670
Israel Discount Bank, Ltd. Class A(Æ) 143,483 647
1,317
Italy - 1.8%
Assicurazioni Generali SpA 277,174 5,573
Atlantia SpA (Æ) 43,614 853
BPER Banca SpA 684,635 1,568
Davide Campari-Milano SpA (Æ) 285,115 3,368
Enel SpA 611,267 6,088
Eni SpA - ADR 491,275 5,861
FinecoBank Banca Fineco SpA (Æ) 92,975 1,604
Intesa Sanpaolo SpA 405,724 1,135
Moncler SpA 48,011 2,951
Saipem SpA (Ñ) 642,684 1,484
Telecom Italia SpA 1,026,920 565
UniCredit SpA 472,128 4,877
35,927
Ivory Coast - 0.0%
Endeavour Mining Corp. 46,630 971
Japan - 16.2%
Asahi Glass Co., Ltd. 18,600 848
Asahi Kasei Corp. 58,900 620
Astellas Pharma, Inc. 245,500 3,687
Benesse Holdings, Inc. 15,700 347
Bridgestone Corp. 193,600 7,759
Brother Industries, Ltd. 22,700 480
Canon, Inc. 115,000 2,725
Chiba Bank, Ltd. (The) 73,500 459
Chiyoda Corp.(Æ)(Ñ) 164,500 763
Chubu Electric Power Co., Inc. 52,200 632
Citizen Watch Co., Ltd. 347,800 1,169
Dai-ichi Life Holdings, Inc. 232,925 4,192
Daiichi Sankyo Co., Ltd. 69,200 1,766
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daikin Industries, Ltd. 4,000 803
Daito Trust Construction Co., Ltd. 12,800 1,362
Daiwa House Industry Co., Ltd. 16,100 477
DeNA Co., Ltd. 107,000 2,187
Denso Corp. 77,400 5,003
Eisai Co., Ltd. 63,910 4,173
ENEOS Holdings, Inc. 142,800 613
Fuji Media Holdings, Inc. 26,900 326
FUJIFILM Holdings Corp. 14,600 947
Fujitsu, Ltd. 16,900 2,677
Fukuoka Financial Group, Inc. 152,500 2,598
Gree , Inc. 315,900 1,654
Hino Motors, Ltd. 398,000 3,334
Hitachi Metals, Ltd. 463,000 8,984
Hitachi, Ltd. 18,700 921
Honda Motor Co., Ltd. 620,870 18,370
Hoya Corp. 6,200 706
Iida Group Holdings Co., Ltd. 199,500 4,864
Inpex Corp. 442,000 2,993
Isuzu Motors, Ltd. 995,800 10,082
ITOCHU Corp. 53,400 1,666
Japan Airlines Co., Ltd.(Æ) 162,900 3,455
Japan Exchange Group, Inc. 39,600 926
Japan Tobacco, Inc. 125,000 2,339
JGC Holdings Corp. 245,900 2,808
Kajima Corp. 46,000 636
Kamigumi Co., Ltd. 75,500 1,469
KDDI Corp. 172,700 5,226
Keyence Corp. 23,100 11,110
Kirin Holdings Co., Ltd. 101,900 1,912
Komatsu, Ltd. 355,500 10,434
Kyocera Corp. 39,300 2,388
M3, Inc. 10,200 705
Marubeni Corp. 127,600 1,062
Menicon Co., Ltd. 51,000 3,103
Mitsubishi Chemical Holdings Corp. 115,300 857
Mitsubishi Corp. 36,900 1,020
Mitsubishi Electric Corp. 271,700 4,185
Mitsubishi Estate Co., Ltd. 218,800 3,597
Mitsubishi Gas Chemical Co., Inc. 39,700 919
Mitsubishi Heavy Industries, Ltd. 57,700 1,713
Mitsubishi Motors Corp.(Æ) 309,500 839
Mitsubishi UFJ Financial Group, Inc. 1,327,100 7,092
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 127,100 727
Mitsui & Co., Ltd. 263,700 5,561
Mitsui Chemicals, Inc. 20,700 652
MS&AD Insurance Group Holdings, Inc. 81,800 2,317
Murata Manufacturing Co., Ltd. 46,000 3,653
NGK Spark Plug Co., Ltd. 32,600 544
Nikon Corp. 210,200 1,974
Nintendo Co., Ltd. 3,820 2,189
Nippon Telegraph & Telephone Corp. 37,464 943
Nippon Television Holdings, Inc. 140,200 1,835
Nissan Motor Co., Ltd.(Æ) 554,600 2,782
Nitori Holdings Co., Ltd. 4,200 753
Nitto Denko Corp. 16,000 1,327

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Holdings, Inc. 553,600 2,985
Nomura Real Estate Holdings, Inc. 20,900 515
Obayashi Corp. 66,400 606
Oji Holdings Corp. 131,000 826
ORIX Corp. 58,800 951
Otsuka Holdings Co., Ltd. 41,900 1,612
Panasonic Corp. 1,080,000 12,748
Resona Holdings, Inc. 1,691,000 6,953
Sekisui Chemical Co., Ltd. 37,200 648
Sekisui House, Ltd. 50,700 1,025
Shimamura Co., Ltd. 35,100 3,476
Shin-Etsu Chemical Co., Ltd. 96,094 16,236
SMC Corp. 5,100 2,963
SoftBank Corp. 88,800 3,898
Sompo Japan Nipponkoa Holdings, Inc. 19,100 710
Sony Corp. 42,450 4,249
Subaru Corp. 120,600 2,239
Sumitomo Chemical Co., Ltd. 115,600 590
Sumitomo Corp. 57,000 776
Sumitomo Electric Industries, Ltd. 61,500 916
Sumitomo Heavy Industries, Ltd. 52,700 1,527
Sumitomo Mitsui Banking Corp. 325,700 11,340
Sumitomo Mitsui Trust Holdings, Inc. 124,500 4,241
Suzuki Motor Corp. 37,100 1,409
Sysmex Corp. 7,200 720
T&D Holdings, Inc. 567,900 6,962
Taiheiyo Cement Corp. 44,700 1,121
Takeda Pharmaceutical Co., Ltd. 155,700 5,208
Teijin, Ltd. 28,400 467
THK Co., Ltd. 64,600 2,200
Tohoku Electric Power Co., Inc. 50,900 449
Tokio Marine Holdings, Inc. 62,000 2,971
Tokyo Electron, Ltd. 24,900 10,967
Toppan Printing Co., Ltd. 84,900 1,448
Toray Industries, Inc. 141,700 880
Tosoh Corp. 31,400 556
Toyota Industries Corp. 102,600 8,218
Toyota Motor Corp. 33,900 2,542
Toyota Tsusho Corp. 15,800 668
Trend Micro, Inc. 7,800 371
Yamada Denki Co., Ltd. 139,700 696
323,122
Luxembourg - 1.1%
ArcelorMittal SA(Æ) 358,005 10,442
Eurofins Scientific SE 84,060 8,320
Millicom International Cellular SA(Æ) 2,695 107
RTL Group SA(Æ) 52,098 3,063
Tenaris SA 68,341 734
22,666
Macao - 0.2%
Sands China, Ltd.(Æ) 684,715 3,246
Malaysia - 0.1%
CIMB Group Holdings BHD 1,420,400 1,435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 0.7%
America Movil SAB de CV Class L
- ADR 249,787 3,482
Grupo Televisa SAB - ADR 890,435 11,024
14,506
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 284,508 3,678
Adyen NV(Æ)(Þ) 1,745 4,285
Akzo Nobel NV 27,432 3,294
ASML Holding NV 18,754 12,210
Exor NV 7,836 646
Ferrari NV 15,923 3,413
Heineken NV 180,376 20,910
ING Groep NV 1,506,298 19,258
Koninklijke Ahold Delhaize NV 45,887 1,235
Koninklijke KPN NV 580,381 1,999
Koninklijke Philips NV 12,964 731
NN Group NV 17,700 885
PostNL NV - ADR 291,429 1,524
Randstad NV 8,575 620
Royal Dutch Shell PLC Class A 548,487 10,411
Royal Dutch Shell PLC Class B 546,623 9,787
Stellantis NV 151,633 2,523
97,409
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp., Ltd. 506,298 13,017
Meridian Energy, Ltd. 131,688 504
Spark New Zealand, Ltd. 198,467 624
14,145
Norway - 0.5%
DNB ASA 31,635 680
Mowi ASA 82,731 2,045
Norsk Hydro ASA(Ñ) 849,480 5,427
Orkla ASA(Ñ) 92,275 942
Yara International ASA 18,887 986
10,080
Russia - 0.4%
Gazprom PJSC - ADR 464,583 2,811
Lukoil PJSC - ADR 14,137 1,081
Sberbank of Russia PJSC - ADR 118,832 1,870
VEON, Ltd.(Æ) 766,790 1,380
Yandex NV Class A(Æ) 28,445 1,865
9,007
Singapore - 0.9%
DBS Group Holdings, Ltd. 219,034 4,926
Oversea-Chinese Banking Corp., Ltd. 91,244 837
Singapore Technologies Engineering,
Ltd. 124,800 362
Singapore Telecommunications, Ltd. 1,633,600 3,066
United Overseas Bank, Ltd. 46,900 938
UOL Group, Ltd. 162,600 940

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wilmar International, Ltd. 1,789,400 7,020
18,089
South Africa - 0.3%
Gold Fields, Ltd. - ADR 201,952 1,894
Impala Platinum Holdings, Ltd. 20,194 378
MTN Group, Ltd.(Æ) 302,850 1,916
Old Mutual, Ltd. 1,682,419 1,467
5,655
South Korea - 2.4%
Hankook Tire & Technology Co., Ltd. 53,070 2,288
KB Financial Group, Inc. 118,018 5,799
KT Corp. - ADR 339,404 4,276
LG Household & Health Care, Ltd. 6,766 9,347
POSCO 38,316 12,515
Samsung Electronics Co., Ltd. 69,083 5,048
Shinhan Financial Group Co., Ltd. 244,712 8,790
48,063
Spain - 1.6%
ACS Actividades de Construccion y
Servicios SA 22,380 730
Banco Bilbao Vizcaya Argentaria SA
- ADR 151,021 846
Banco Santander SA - ADR 285,900 1,105
CaixaBank SA 3,277,951 10,514
Cellnex Telecom SA(Þ) 195,995 11,088
Endesa SA - ADR 43,940 1,155
Industria de Diseno Textil SA 97,181 3,460
Naturgy Energy Group SA 27,929 716
Red Electrica Corp. SA 50,443 926
Repsol SA - ADR 69,651 830
Telefonica SA - ADR 181,807 843
32,213
Sweden - 1.7%
Assa Abloy AB Class B(Ñ) 147,489 4,206
Atlas Copco AB(Æ) 53,558 3,247
Boliden AB(Æ)(Ñ) 85,216 3,321
Epiroc AB Class A 44,287 960
Hexagon AB Class B 8,226 784
Husqvarna AB Class B 63,071 878
ICA Gruppen AB 9,256 426
Investor AB Class B 9,626 818
Kinnevik AB Class B(Æ) 38,030 2,102
NIBE Industrier AB B Shares(Æ) 24,182 885
Sandvik AB(Ñ) 345,858 8,544
Skandinaviska Enskilda Banken AB
Class A 74,299 953
Skanska AB Class B 36,277 984
SKF AB Class B 30,959 800
Svenska Handelsbanken AB Class A 59,821 694
Swedbank AB Class A 36,101 634
Swedish Match AB 30,610 2,514
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volvo AB Class B 42,530 1,044
33,794
Switzerland - 7.6%
ABB, Ltd. 96,157 3,122
Adecco Group AG 138,352 9,366
Alcon, Inc. 43,624 3,275
Baloise Holding AG 7,777 1,315
Chocoladefabriken Lindt & Spruengli
AG(Æ) 110 1,020
Cie Financiere Richemont SA Class A 6,643 682
Credit Suisse Group AG Class A 316,293 3,336
Geberit AG 1,012 667
Julius Baer Group, Ltd. 122,421 7,712
Kuehne & Nagel International AG 9,230 2,759
LafargeHolcim , Ltd.(Æ) 131,841 8,124
Lonza Group AG(Æ) 5,828 3,709
Nestle SA 216,819 25,848
Novartis AG 179,636 15,344
Partners Group Holding AG 7,206 10,293
Roche Holding AG 48,796 15,898
SGS SA 1,008 2,986
Sika AG 2,635 786
Straumann Holding AG 669 959
Swiss Life Holding AG 2,106 1,027
Swiss Re AG 36,363 3,381
Swisscom AG 1,877 1,018
Temenos AG 53,186 7,816
UBS Group AG 1,144,956 17,512
Zurich Insurance Group AG 9,226 3,786
151,741
Taiwan - 2.6%
Catcher Technology Co., Ltd. 908,000 6,408
Hon Hai Precision Industry Co., Ltd. 2,638,241 11,044
MediaTek , Inc. 138,000 5,919
Shin Kong Financial Holding Co., Ltd. 4,555,000 1,648
Taiwan Semiconductor Manufacturing
Co., Ltd. 462,000 10,011
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 145,243 16,957
51,987
Thailand - 0.2%
Kasikornbank PCL 959,900 4,097
Turkey - 0.1%
Turk Telekomunikasyon AS 1,148,322 883
Turkcell Iletisim Hizmetleri AS 715,783 1,284
2,167
United Kingdom - 11.9%
3i Group PLC 119,286 2,111
Admiral Group PLC 27,300 1,180
Allfunds Group PLC(Æ) 22,418 377
Anglo American PLC 218,667 9,285
Ashtead Group PLC 20,576 1,321

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Associated British Foods PLC 37,342 1,190
AstraZeneca PLC 76,212 8,119
Aviva PLC 857,129 4,737
Babcock International Group PLC(Æ) 505,968 2,012
BAE Systems PLC 731,442 5,119
Barclays PLC 2,273,185 5,507
Barratt Developments PLC 136,141 1,451
Berkeley Group Holdings PLC 27,736 1,772
BP PLC 2,131,181 8,897
British American Tobacco PLC 60,591 2,248
British Land Co. PLC (The)(ö) 295,516 2,115
BT Group PLC(Æ) 1,995,449 4,545
Centrica PLC(Æ) 2,378,800 1,861
Coca-Cola European Partners PLC 6,675 379
Compass Group PLC(Æ) 597,060 12,961
Diageo PLC 107,052 4,806
Direct Line Insurance Group PLC 337,951 1,331
Experian PLC 10,632 410
Ferguson PLC 7,450 939
GlaxoSmithKline PLC - ADR 39,797 736
Halma PLC 34,412 1,230
HSBC Holdings PLC 1,791,717 11,205
Imperial Tobacco Group PLC 23,934 498
InterContinental Hotels Group PLC(Æ) 5,666 403
Intermediate Capital Group PLC(Æ) 167,411 5,053
J Sainsbury PLC 5,047,852 16,567
John Wood Group PLC(Æ) 2,641,889 10,239
Johnson Matthey PLC 25,475 1,143
Kingfisher PLC 1,173,485 5,790
Land Securities Group PLC(ö) 197,092 1,961
Legal & General Group PLC 187,324 705
Linde PLC 60,729 17,388
Lloyds Banking Group PLC 2,049,968 1,286
M&G PLC 231,082 693
Marks & Spencer Group PLC(Æ) 891,124 1,944
Mondi PLC 37,154 1,008
Natwest Group PLC 1,760,554 4,779
Persimmon PLC Class A 32,451 1,403
Reckitt Benckiser Group PLC 4,406 393
RELX PLC 64,875 1,684
RSA Insurance Group PLC 224,470 2,115
Segro PLC(ö) 134,977 1,874
Smith & Nephew PLC 190,969 4,141
Smiths Group PLC 20,157 452
St. James's Place PLC 122,775 2,309
Standard Chartered PLC 1,544,234 11,084
Standard Life Aberdeen PLC(Æ) 543,216 2,084
Taylor Wimpey PLC 409,788 1,016
TechnipFMC PLC(Æ) 877,560 6,494
Tesco PLC 1,801,893 5,498
Travis Perkins PLC(Æ) 450,553 9,572
Unilever PLC 41,413 2,428
Vodafone Group PLC 4,218,092 7,935
Wausau Paper Corp. 512,554 6,904
Wickes Group PLC(Æ) 504,849 1,743
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wm Morrison Supermarkets PLC 323,454 776
237,206
United States - 2.2%
Allegion PLC 103,571 13,919
Amdocs, Ltd. 117,767 9,037
Aon PLC Class A 51,393 12,922
Lululemon Athletica , Inc.(Æ) 10,901 3,655
Ovintiv , Inc. 88,537 2,117
Pagseguro Digital, Ltd. Class A(Æ) 63,867 2,921
44,571
Total Common Stocks
(cost $1,638,942) 1,835,459
Preferred Stocks - 2.0%
Germany - 1.1%
Henkel AG & Co. KGaA
1.938% (Ÿ) 9,713 1,116
Porsche Automobil Holding SE
2.578% (Ÿ) 30,312 3,192
Volkswagen AG
2.281% (Ÿ) 71,476 18,664
22,972
South Korea - 0.9%
Samsung Electronics Co., Ltd.
4.062% (Ÿ) 272,319 17,871
Total Preferred Stocks
(cost $26,557) 40,843
Warrants and Rights - 0.0%
Switzerland - 0.0%
Credit Suisse Group AG(Ñ)(Æ)
2021  Rights 316,293 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 60,410,627 (∞) 60,399
Total Short-Term Investments
(cost $60,399) 60,399
Other Securities - 2.1%
U.S. Cash Collateral Fund(@)(×) 41,261,906 (∞) 41,262
Total Other Securities
(cost $41,262) 41,262
Total Investments - 99.0%
(identified cost $1,767,160) 1,977,963

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 1.0%
20,016
Net Assets - 100.0%
1,997,979

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.5%
ABN AMRO Bank NV 10/03/19 EUR 284,508 17.64 5,019
3,678
Adyen NV 07/25/19 EUR 1,745 898.31 1,568
4,285
Amundi SA 02/28/19 EUR 80,835 66.71 5,393
7,200
Cellnex Telecom SA 02/27/18 EUR 195,995 39.05 7,654
11,088
Covestro AG 06/26/19 EUR 159,235 39.95 6,362
10,418
Reliance Industries, Ltd. 10/21/20 47,795 56.09 2,681
2,585
Scout24 AG 12/17/20 EUR 9,727 83.16 809
810
WH Group, Ltd. 06/26/19 HKD 686,000 1.02 697
599
Worldline SA 02/14/20 EUR 41,101 77.61 3,190
4,033
Zalando SE 12/12/19 EUR 41,119 60.52 2,488 4,277
48,973
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 46 EUR 6,478 05/21
(9)
CAC40 Euro Index Futures 284 EUR 17,653 05/21
258
DAX Index Futures 37 EUR 14,030 06/21
526
EURO STOXX 50 Index Futures 266 EUR 10,480 06/21
389
FTSE 100 Index Futures 122 GBP 8,464 06/21
10
FTSE/MIB Index Futures 34 EUR 4,065 06/21
(14)
Hang Seng Index Futures 39 HKD 55,634 05/21
(50)
IBEX 35 Index Futures 45 EUR 3,963 05/21
161
MSCI Singapore Index Futures 94 SGD 3,400 05/21
4
OMXS30 Index Futures 211 SEK 46,821 05/21
(15)
S&P/TSX 60 Index Futures 384 CAD 87,199 06/21
1,409
SPI 200 Index Futures 552 AUD 96,628 06/21
2,580
TOPIX Index Futures 715 JPY 13,595,724 06/21 888
Short Positions
MSCI Emerging Markets Index Futures 2,970 USD 198,485 06/21
750
S&P 500 E-Mini Index Futures 487 USD 101,646 06/21 (6,021)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 866
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,905 SEK 41,700 06/16/21 23
Bank of America CHF 11,000 USD 11,889 06/16/21 (169)
Bank of America EUR 11,500 USD 13,743 06/16/21 (95)
Citigroup USD 376 EUR 313 05/04/21 —
Citigroup USD 577 EUR 480 05/04/21 —
Citigroup USD 636 EUR 529 05/04/21 —
Citigroup USD 2,076 EUR 1,726 05/04/21 —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 93
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CHF 4,500 USD 4,898 06/16/21 (34)
Citigroup EUR 1,898 USD 2,282 05/04/21 —
Citigroup EUR 4,000 USD 4,798 06/16/21 (15)
Citigroup JPY 540,000 USD 4,966 06/16/21 23
Morgan Stanley USD 9,092 AUD 11,730 06/16/21 (54)
Morgan Stanley USD 15,518 AUD 20,154 06/16/21 10
Morgan Stanley USD 16,300 CAD 20,609 06/16/21 469
Morgan Stanley USD 18,505 CAD 23,180 06/16/21 355
Morgan Stanley USD 7,193 EUR 6,041 06/16/21 75
Morgan Stanley USD 11,022 EUR 9,220 06/16/21 73
Morgan Stanley USD 5,603 GBP 4,032 06/16/21 (34)
Morgan Stanley USD 22,033 JPY 2,394,570 06/16/21 (115)
Morgan Stanley USD 22,288 JPY 2,420,280 06/16/21 (136)
Morgan Stanley USD 473 SEK 4,020 06/16/21 2
Morgan Stanley USD 313 SGD 420 06/16/21 2
Morgan Stanley GBP 1,850 USD 2,564 06/16/21 9
Morgan Stanley HKD 2,290 USD 295 06/16/21 —
Royal Bank of Canada USD 15,552 AUD 20,154 06/16/21 (23)
Royal Bank of Canada USD 16,332 CAD 20,609 06/16/21 436
Royal Bank of Canada USD 7,206 EUR 6,041 06/16/21 62
Royal Bank of Canada USD 10,072 EUR 8,300 06/16/21 (85)
Royal Bank of Canada USD 5,611 GBP 4,032 06/16/21 (42)
Royal Bank of Canada USD 22,067 JPY 2,394,570 06/16/21 (150)
Standard Chartered USD 15,518 AUD 20,154 06/16/21 10
Standard Chartered USD 16,300 CAD 20,609 06/16/21 469
Standard Chartered USD 7,194 EUR 6,041 06/16/21 75
Standard Chartered USD 5,603 GBP 4,032 06/16/21 (34)
Standard Chartered USD 22,032 JPY 2,394,570 06/16/21 (115)
State Street USD 1,377 JPY 149,946 05/07/21 (5)
State Street USD 15,755 NOK 133,730 06/16/21 311
State Street USD 4,003 NZD 5,600 06/16/21 4
State Street USD 3,613 SEK 30,740 06/16/21 20
State Street CHF 10,240 USD 11,035 06/16/21 (190)
State Street DKK 76,550 USD 12,252 06/16/21 (133)
Toronto Dominion Bank USD 15,523 AUD 20,154 06/16/21 5
Toronto Dominion Bank USD 16,294 CAD 20,609 06/16/21 475
Toronto Dominion Bank USD 7,194 EUR 6,041 06/16/21 74
Toronto Dominion Bank USD 5,605 GBP 4,032 06/16/21 (36)
Toronto Dominion Bank USD 22,060 JPY 2,394,570 06/16/21 (142)
UBS USD 15,519 AUD 20,154 06/16/21 10
UBS USD 16,300 CAD 20,609 06/16/21 469
UBS USD 7,193 EUR 6,041 06/16/21 75
UBS USD 5,604 GBP 4,032 06/16/21 (35)
UBS USD 22,032 JPY 2,394,570 06/16/21 (115)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,779

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 587 $ — $ —
$ —
$ 587 — *
Australia — 32,242 —
—
32,242 1.6
Austria — 5,945 —
—
5,945 0.3
Belgium — 7,824 —
—
7,824 0.4
Brazil 9,336 — —
—
9,336 0.5
Canada 93,934 — —
—
93,934 4.7
China 24,585 15,135 —
—
39,720 2.0
Denmark — 34,358 —
—
34,358 1.7
Finland — 37,117 —
—
37,117 1. 9
France 2,561 191,421 —
—
193,982 9. 7
Germany — 88,538 —
—
88,538 4. 4
Hong Kong — 53,708 —
—
53,708 2.7
India — 24,276 —
—
24,276 1.2
Indonesia — 1,053 —
—
1,053 0.1
Ireland 17,276 32,149 —
—
49,425 2.5
Israel — 1,317 —
—
1,317 0.1
Italy — 35,927 —
—
35,927 1.8
Ivory Coast 971 — —
—
971 — *
Japan — 323,122 —
—
323,122 16. 2
Luxembourg — 22,666 —
—
22,666 1.1
Macao — 3,246 —
—
3,246 0.2
Malaysia — 1,435 —
—
1,435 0.1
Mexico 14,506 — —
—
14,506 0.7
Netherlands — 97,409 —
—
97,409 4.9
New Zealand — 14,145 —
—
14,145 0.7
Norway — 10,080 —
—
10,080 0.5
Russia 3,245 5,762 —
—
9,007 0. 4
Singapore — 18,089 —
—
18,089 0.9
South Africa 1,894 3,761 —
—
5,655 0.3
South Korea 4,276 43,787 —
—
48,063 2.4
Spain — 32,213 —
—
32,213 1.6
Sweden — 33,794 —
—
33,794 1.7
Switzerland — 151,741 —
—
151,741 7.6
Taiwan 16,957 35,030 —
—
51,987 2.6
Thailand — 4,097 —
—
4,097 0.2
Turkey — 2,167 —
—
2,167 0.1
United Kingdom 8,993 228,213 —
—
237,206 11.9
United States 44,571 — —
—
44,571 2.2
Preferred Stocks — 40,843 — — 40,843 2.0

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 95
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Warrants and Rights — — — — — —
Short-Term Investments — — — 60,399 60,399 3.0
Other Securities — — — 41,262 41,262 2.1
Total Investments 243,692 1,632,610 — 101,661 1,977,963 99.0
Other Assets and Liabilities, Net
1.0
100.0
Other Financial Instruments
Assets
Futures Contracts 6,975 — — — 6,975 0.3
Foreign Currency Exchange Contracts — 3,53 6 — — 3,53 6 0. 2
A
Liabilities
Futures Contracts (6,109) — — — (6,109) (0.3)
Foreign Currency Exchange Contracts (5) (1,752) — — (1,757) (0.1)
Total Other Financial Instruments
**
$ 861 $ 1,784 $ — $ — $ 2,645
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
266,112
Consumer Staples ...................................................................
102,910
Energy ....................................................................................
99,445
Financial Services ...................................................................
447,529
Health Care .............................................................................
123,793
Materials and Processing ........................................................
227,555
Producer Durables ..................................................................
253,923
Technology ..............................................................................
244,537
Utilities ...................................................................................
69,655
Preferred Stocks
Consumer Discretionary ..........................................................
21,856
Consumer Staples ...................................................................
1,116
Technology ..............................................................................
17,871

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 International Developed Markets Fund
Warrants and Rights ....................................................................
—
Short-Term Investments ................................................................
60,399
Other Securities ...........................................................................
41,262
Total Investments ....................................................................
1,977,963

Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 97
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,536
Variation margin on futures contracts* 6,975 —
Total
$ 6,975 $ 3,536
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 6,109 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,757
Total
$ 6,109 $ 1,757
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,221) $ —
Foreign currency exchange contracts — 7,190
Total
$ (1,221) $ 7,190
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 12,557 $ —
Foreign currency exchange contracts — 5,470
Total
$ 12,557 $ 5,470
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 38,755 $ — $ 38,755
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3,536 — 3,536
Total Financial and Derivative Assets
42,291 — 42,291
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 42,291 $ — $ 42,291
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,200 $ 23 $ 779 $ 2,39 8
Barclays
16,820 — 2,528 14,292
Citigroup
17,373 23 4,407 12,943
Credit Suisse
1,408 — 795 613
Morgan Stanley
996 340 — 656
Royal Bank of Canada
498 300 — 198
Standard Chartered
554 149 — 405
State Street
335 323 — 12
Toronto Dominion Bank
554 178 — 376
UBS
553 149 — 404
Total
$ 42,29 1 $ 1,485 $ 8,509 $ 32,29 7

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 99
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,757 $ — $ 1,757
Total Financial and Derivative Liabilities
1,757 — 1,757
Financial and Derivative Liabilities not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,752 $ — $ 1,752
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 264 $ 23 $ — $ 241
Citigroup 49 23 — 2 6
Morgan Stanley 340 340 — —
Royal Bank of Canada 300 300 — —
Standard Chartered 149 149 — —
State Street 323 323 — —
Toronto Dominion Bank 178 178 — —
UBS 149 149 — —
Total
$ 1,75 2 $ 1,485 $ — $ 26 7
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
100 International Developed Markets Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,767,160
Investments, at fair value(*)(>) ......................................................................................................................................................
1,977,963
Foreign currency holdings(^) ......................................................................................................................................................... 7,246
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,536
Receivables:
Dividends and interest ....................................................................................................................................................... 7,145
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 2,282
Fund shares sold ................................................................................................................................................................ 1,768
Foreign capital gains taxes recoverable ............................................................................................................................. 5,367
From broker(a) ................................................................................................................................................................... 42,484
Variation margin on futures contracts ................................................................................................................................. 887
Prepaid expenses ........................................................................................................................................................................... 19
Total assets .................................................................................................................................................
2,048,699
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 5,037
Fund shares redeemed ....................................................................................................................................................... 831
Accrued fees to affiliates .................................................................................................................................................... 1,426
Other accrued expenses ..................................................................................................................................................... 393
Deferred capital gains tax liability ..................................................................................................................................... 14
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,757
Payable upon return of securities loaned ....................................................................................................................................... 41,262
Total liabilities .............................................................................................................................................
50,720
Net Assets ............................................................................................................................................................
$ 1,997,979

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 101
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 166,792
Shares of beneficial interest ...........................................................................................................................................................
467
Additional paid-in capital ..............................................................................................................................................................
1,830,720
Net Assets ............................................................................................................................................................
$ 1,997,979
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 42.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 45.40
Class A — Net assets ............................................................................................................................................................. $ 22,804,981
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 532,919
Net asset value per share: Class C(#) ............................................................................................................................................. $ 43.20
Class C — Net assets ............................................................................................................................................................. $ 9,848,009
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 227,967
Net asset value per share: Class M(#) ............................................................................................................................................ $ 42.79
Class M — Net assets ............................................................................................................................................................ $ 335,179,221
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 7,833,429
Net asset value per share: Class S(#) .............................................................................................................................................. $ 42.83
Class S — Net assets ............................................................................................................................................................. $ 1,571,676,965
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 36,699,296
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 42.84
Class Y — Net assets ............................................................................................................................................................. $ 58,470,192
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,364,958
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7,265
(*)     Securities on loan included in investments $ 38,755
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 101,661
(a)     Receivable from Broker for Futures $ 42,484
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
102 International Developed Markets Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 28,572
Dividends from affiliated funds ......................................................................................................................................... 23
Interest .............................................................................................................................................................................. 4
Securities lending income (net) ......................................................................................................................................... 78
Less foreign taxes withheld ............................................................................................................................................... (2,561)
Total investment income ...............................................................................................................................................................
26,116
Expenses
Advisory fees .................................................................................................................................................................... 6,748
Administrative fees ........................................................................................................................................................... 467
Custodian fees ................................................................................................................................................................... 214
Distribution fees - Class A ................................................................................................................................................ 27
Distribution fees - Class C ................................................................................................................................................ 36
Transfer agent fees - Class A ............................................................................................................................................ 22
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class M ............................................................................................................................................ 287
Transfer agent fees - Class S ............................................................................................................................................. 1,554
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 105
Registration fees ............................................................................................................................................................... 63
Shareholder servicing fees - Class C ................................................................................................................................. 12
Trustees’ fees .................................................................................................................................................................... 42
Printing fees ...................................................................................................................................................................... 93
Miscellaneous ................................................................................................................................................................... 18
Expenses before reductions .............................................................................................................................................. 9,699
Expense reductions ........................................................................................................................................................... (842)
Net expenses .................................................................................................................................................................................
8,857
Net investment income (loss) ........................................................................................................................................................
17,259
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 61,739
Futures contracts .............................................................................................................................................................. (1,221)
Foreign currency exchange contracts ................................................................................................................................ 7,190
Foreign currency-related transactions ............................................................................................................................... 720
Net realized gain (loss) ..................................................................................................................................................................
68,428
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 453,237
Futures contracts .............................................................................................................................................................. 12,557
Foreign currency exchange contracts ................................................................................................................................ 5,470
Foreign currency-related transactions ............................................................................................................................... 131
Net change in unrealized appreciation (depreciation) ................................................................................................................... 471,395
Net realized and unrealized gain (loss) ......................................................................................................................................... 539,823
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 557,082

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 103
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 17,259 $ 24,740
Net realized gain (loss) ...................................................................................................................... 68,428 34,204
Net change in unrealized appreciation (depreciation) ....................................................................... 471,395 (267,848)
Net increase (decrease) in net assets from operations ............................................................................. 557,082 (208,904)
Distributions
To shareholders
Class A .......................................................................................................................................... (184) (636)
Class C .......................................................................................................................................... (5) (215)
Class E(1) ...................................................................................................................................... — (35)
Class M ......................................................................................................................................... (3,133) (7,033)
Class S ........................................................................................................................................... (17,980) (58,426)
Class Y .......................................................................................................................................... (690) (1,333)
Net decrease in net assets from distributions .......................................................................................... (21,992) (67,678)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (199,105) (196,186)
Total Net Increase (Decrease) in Net Assets ..........................................................................
335,985 (472,768)
Net Assets
Beginning of period .................................................................................................................................
1,661,994 2,134,762
End of period ..........................................................................................................................................
$ 1,997,979 $ 1,661,994

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
104 International Developed Markets Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 30 $ 1,173 110 $ 3,859
Proceeds from reinvestment of distributions 5 182 17 635
Payments for shares redeemed (64) (2,543) (213) (6,982)
Net increase (decrease)
(29) (1,188) (86) (2,488)
Class C
Proceeds from shares sold 3 115 9 293
Proceeds from reinvestment of distributions —** 4 6 214
Payments for shares redeemed (37) (1,452) (143) (4,842)
Net increase (decrease)
(34) (1,333) (128) (4,335)
Class E(1)
Proceeds from shares sold — — 2 53
Proceeds from reinvestment of distributions — — 1 33
Payments for shares redeemed — — (48) (1,555)
Net increase (decrease)
— — (45) (1,469)
Class M
Proceeds from shares sold 2,809 110,590 2,264 75,226
Proceeds from reinvestment of distributions 81 3,133 189 7,033
Payments for shares redeemed (990) (40,073) (1,811) (57,917)
Net increase (decrease)
1,900 73,650 642 24,342
Class S
Proceeds from shares sold 2,435 99,362 8,935 293,843
Proceeds from reinvestment of distributions 459 17,902 1,561 58,039
Payments for shares redeemed (9,661) (382,525) (18,243) (596,119)
Net increase (decrease)
(6,767) (265,261) (7,747) (244,237)
Class Y
Proceeds from shares sold 16 678 943 32,353
Proceeds from reinvestment of distributions 18 690 36 1,332
Payments for shares redeemed (162) (6,341) (50) (1,684)
Net increase (decrease)
(128) (4,973) 929 32,001
Total increase (decrease)
(5,058) $ (199,105) (6,435) $ (196,186)

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
106 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 32.08 .30 10.74 11.04 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
October 31, 2016 34.96 .55 (1.21) (.66) (.38) —
Class C
April 30, 2021* 32.24 .15 10.83 10.98 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
October 31, 2016 34.86 .29 (1.20) (.91) (.08) —
Class M
April 30, 2021* 32.13 .41 10.72 11.13 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(5) 36.02 .40 4.67 5.07 — —
Class S
April 30, 2021* 32.14 .34 10.78 11.12 (.43) —
October 31, 2020 36.71 .43 (3.89) (3.46) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
October 31, 2016 35.04 .62 (1.20) (.58) (.46) —
Class Y
April 30, 2021* 32.17 .39 10.77 11.16 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —
October 31, 2016 35.08 .70 (1.21) (.51) (.52) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 107
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.33) 42.79 34.52 22,805 1.25 1.22 1.53 19
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.38) 33.92 (1.87) 27,053 1.23 1.23 1.66 68
(.02) 43.20 34.06 9,848 2.00 1.97 .75 19
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(.08) 33.87 (2.60) 26,698 1.98 1.98 .88 68
(.47) 42.79 34.80 335,179 1.01 .83 2.07 19
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(.43) 42.83 34.74 1,571,677 1.00 .93 1.75 19
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(.46) 34.00 (1.61) 1,879,757 .98 .98 1.87 68
(.49) 42.84 34.84 58,470 .81 .77 1.98 19
(1.18) 32.17 (9.69) 48,009 .82 .78 1.52 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104
(.52) 34.05 (1.41) 12,660 .78 .78 2.13 68

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
108 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1 , 097,057
Administration fees 78,6 29
Distribution fees 10,811
Shareholder servicing fees 2,032
Transfer agent fees 227,137
Trustee fees 10,399
$ 1,426,065
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 15,977 $ 97,167 $ 71,882 $ — $ — $ 41,262 $ — $ —
U.S. Cash Management Fund 23,965 528,401 491,967 — — 60,399 23 —
$ 39,942 $ 625,568 $ 563,849 $ — $ — $ 101,661 $ 23 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,790,501,123 $ 296,083,103 $ (105,971,371) $ 190,111,732

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Global Equity Fund 109
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,340.70 $ 1,018.40
Expenses Paid During Period* $ 7.49 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,335.80 $ 1,014.68
Expenses Paid During Period* $ 11.81 $ 10.19
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,342.50 $ 1,020.13
Expenses Paid During Period* $ 5.46 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
110 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,341.70 $ 1,019.64
Expenses Paid During Period* $ 6.04 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,342.90 $ 1,020.63
Expenses Paid During Period* $ 4.88 $ 4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Argentina - 0.0%
YPF SA - ADR(Æ) 101,986 386
Australia - 0.3%
AGL Energy, Ltd. 20,737 143
ASX, Ltd. - ADR 7,504 422
Brambles, Ltd. 66,848 536
CIMIC Group, Ltd. 8,500 127
Commonwealth Bank of Australia - ADR 23,110 1,587
Dexus Property Group(Æ)(ö) 26,681 209
Medibank Pvt , Ltd. 82,112 195
Rio Tinto PLC 4,353 366
Wesfarmers, Ltd.(Æ) 25,578 1,067
4,652
Austria - 0.1%
Erste Group Bank AG 52,535 1,869
Belgium - 0.2%
Ageas SA 52,299 3,167
Brazil - 0.1%
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 169,500 1,335
Canada - 2.1%
ARC Resources, Ltd. 102,750 646
Barrick Gold Corp. 129,058 2,750
CAE, Inc.(Æ) 175,827 5,507
Cameco Corp. Class A 69,910 1,175
Canadian National Railway Co. 47,645 5,129
Dollarama , Inc. 47,586 2,218
Great-West Lifeco , Inc. 9,978 289
iA Financial Corp., Inc. 4,554 256
Intact Financial Corp. 4,353 579
Kinross Gold Corp. 214,523 1,510
Shopify, Inc. Class A(Æ) 685 809
Sun Life Financial, Inc. 22,365 1,207
Suncor Energy, Inc. 185,920 3,977
Thomson Reuters Corp.(Æ) 7,851 728
Toronto-Dominion Bank (The) 21,961 1,510
Tourmaline Oil Corp. 36,445 786
29,076
China - 1.5%
Alibaba Group Holding, Ltd. - ADR(Æ) 43,890 10,137
China Construction Bank Corp. Class H 2,977,074 2,356
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,954,000 2,559
Huazhu Group, Ltd. - ADR(Æ) 37,751 2,226
Industrial & Commercial Bank of China,
Ltd. Class H 1,048,000 683
Tencent Holdings, Ltd. 28,889 2,310
20,271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colombia - 0.0%
Millicom International Cellular SA(Æ) 1,340 53
Denmark - 0.4%
AP Moller - Maersk A/S Class B 994 2,468
Drilling Co. of 1972 A/S (The)(Æ) 4,033 169
DSV Panalpina A/S 13,431 2,989
H Lundbeck A/S 5,710 176
5,802
Finland - 0.6%
Elisa OYJ 6,205 352
Neste OYJ 15,292 928
Nokia OYJ(Æ) 884,743 4,193
Nokian Renkaat OYJ 6,539 243
Orion OYJ Class B 5,082 225
Sampo OYJ Class A 16,399 780
UPM- Kymmene OYJ 22,365 875
7,596
France - 4.6%
AXA SA(Ñ) 178,586 5,052
BNP Paribas SA 190,029 12,202
Cie de Saint-Gobain SA 104,735 6,609
Dassault Aviation SA 877 955
Dassault Systemes SE 1,286 298
Engie SA 275,701 4,099
LVMH Moet Hennessy Louis Vuitton
SE - ADR 6,686 5,032
Orange SA - ADR 255,790 3,188
Renault SA(Æ) 49,485 1,994
Rexel SA Class H 141,341 2,781
Safran SA 18,044 2,693
Schneider Electric SE 14,118 2,257
SCOR SE - ADR(Æ) 38,433 1,244
Societe Generale SA 123,128 3,505
Total SA 155,168 6,870
Worldline SA(Æ)(Þ) 34,172 3,353
62,132
Germany - 2.9%
adidas AG 11,489 3,548
Bayerische Motoren Werke
Aktiengesellschaft 66,218 6,637
Brenntag AG 38,307 3,440
Ceconomy AG(Æ) 164,511 963
Continental AG 8,274 1,121
Daimler AG 181,078 16,117
Fresenius SE & Co. KGaA 88,001 4,332
Hannover Rueck SE 2,604 481
Metro AG 53,698 587
Muenchener Rueckversicherungs-
Gesellschaft AG 4,983 1,441
Uniper SE 6,090 222
38,889

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
112 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 0.9%
AIA Group, Ltd. 602,200 7,655
China Overseas Land & Investment, Ltd. 308,900 780
CK Asset Holdings, Ltd. 432,000 2,709
CLP Holdings, Ltd. 55,000 543
Hang Seng Bank, Ltd. 8,900 175
Link Real Estate Investment Trust(ö) 22,898 216
MTR Corp., Ltd. 48,121 268
Power Assets Holdings, Ltd. 46,500 286
12,632
India - 0.6%
HDFC Bank, Ltd. - ADR(Æ) 108,725 7,641
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,662,800 710
Ireland - 1.3%
Accenture PLC Class A 25,410 7,369
AIB Group PLC(Æ) 748,516 2,190
Bank of Ireland Group PLC(Æ) 489,581 2,874
Jazz Pharmaceuticals PLC(Æ) 1,412 232
Kerry Group PLC Class A 36,894 4,781
Perrigo Co. PLC 4,089 170
17,616
Israel - 0.0%
Azrieli Group, Ltd. 2,476 174
Italy - 1.0%
Assicurazioni Generali SpA 176,258 3,544
BPER Banca 466,677 1,069
Eni SpA - ADR 377,750 4,506
FinecoBank Banca Fineco SpA (Æ) 16,981 293
Saipem SpA (Ñ) 431,735 997
UniCredit SpA 346,076 3,575
13,984
Ivory Coast - 0.1%
Endeavour Mining Corp. 33,758 703
Japan - 7.3%
Benesse Holdings, Inc. 9,700 214
Bridgestone Corp. 17,400 697
Canon, Inc. 77,600 1,839
Chiyoda Corp.(Æ) 97,700 453
Citizen Watch Co., Ltd. 228,600 768
Dai-ichi Life Holdings, Inc. 159,400 2,869
DeNA Co., Ltd. 77,000 1,574
Eisai Co., Ltd. 16,800 1,097
Fuji Media Holdings, Inc. 18,100 219
Fujitsu, Ltd. 7,800 1,236
Gree , Inc. 212,100 1,111
Hino Motors, Ltd. 306,500 2,568
Honda Motor Co., Ltd. 214,677 6,352
Inpex Corp. 344,900 2,336
Isuzu Motors, Ltd. 310,200 3,141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Airlines Co., Ltd.(Æ) 128,700 2,729
Japan Exchange Group, Inc. 11,500 269
JGC Holdings Corp. 188,400 2,152
Kamigumi Co., Ltd. 56,700 1,103
KDDI Corp. 38,900 1,177
Keyence Corp. 6,300 3,030
Medipal Holdings Corp. 8,400 154
Mitsubishi Estate Co., Ltd. 175,800 2,890
Mitsubishi Heavy Industries, Ltd. 38,700 1,149
Mitsubishi Motors Corp.(Æ) 229,800 623
Mitsubishi UFJ Financial Group, Inc. 931,900 4,980
Nikon Corp. 157,800 1,482
Nintendo Co., Ltd. 2,000 1,146
Nippon Television Holdings, Inc. 55,500 726
Nissan Motor Co., Ltd.(Æ) 426,300 2,138
Nomura Holdings, Inc. 357,900 1,930
Resona Holdings, Inc. 807,400 3,320
Shimamura Co., Ltd. 27,000 2,674
Shin-Etsu Chemical Co., Ltd. 40,300 6,809
Subaru Corp. 26,100 484
Sumitomo Heavy Industries, Ltd. 47,500 1,377
Sumitomo Metal Mining Co., Ltd. 53,200 2,261
Sumitomo Mitsui Banking Corp. 256,500 8,929
Sumitomo Mitsui Trust Holdings, Inc. 88,100 3,001
Sushiro Global Holdings, Ltd. 23,100 1,029
T&D Holdings, Inc. 324,900 3,983
Taiheiyo Cement Corp. 36,800 923
Takeda Pharmaceutical Co., Ltd. 120,100 4,017
THK Co., Ltd. 48,200 1,642
Tokio Marine Holdings, Inc. 17,700 848
Tokyo Electron, Ltd. 6,800 2,995
Toppan Printing Co., Ltd. 56,500 964
United Urban Investment Corp.(ö) 116 173
99,581
Liberia - 0.0%
Royal Caribbean Cruises, Ltd.(Æ) 2,611 227
Luxembourg - 0.5%
Eurofins Scientific SE 54,046 5,350
RTL Group SA(Æ) 29,770 1,750
Tenaris SA 24,231 260
7,360
Malaysia - 0.1%
CIMB Group Holdings BHD 1,035,300 1,046
Mexico - 0.2%
America Movil SAB de CV Class L
- ADR 195,694 2,728
Netherlands - 3.0%
ABN AMRO Bank NV(Þ) 223,068 2,883
Ferrari NV 11,425 2,449
Heineken NV 109,161 12,655
ING Groep NV 1,108,412 14,171
PostNL NV - ADR(Ñ) 204,918 1,072

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Dutch Shell PLC Class B 421,255 7,543
40,773
Norway - 0.3%
Mowi ASA 13,039 322
Norsk Hydro ASA 631,585 4,035
4,357
Russia - 0.4%
Gazprom PJSC - ADR 356,840 2,161
Lukoil PJSC - ADR 9,117 697
Sberbank of Russia PJSC - ADR 88,563 1,393
VEON, Ltd.(Æ) 525,150 945
5,196
Singapore - 0.3%
DBS Group Holdings, Ltd. 46,706 1,050
Singapore Telecommunications, Ltd. 275,400 517
United Overseas Bank, Ltd. 120,801 2,416
Venture Corp., Ltd. 21,200 320
4,303
South Africa - 0.6%
Anglo American PLC 103,892 4,412
Gold Fields, Ltd. - ADR 135,897 1,275
Impala Platinum Holdings, Ltd. 15,876 297
MTN Group, Ltd.(Æ) 204,935 1,296
Old Mutual, Ltd. 1,605,210 1,399
8,679
South Korea - 2.7%
Hankook Tire & Technology Co., Ltd. 39,529 1,705
KB Financial Group, Inc. 90,809 4,462
KT Corp. - ADR 261,809 3,299
Samsung Electronics Co., Ltd. 254,887 18,625
Shinhan Financial Group Co., Ltd. 148,758 5,343
SK Hynix, Inc. 29,560 3,384
36,818
Spain - 0.5%
Banco de Sabadell SA - ADR(Æ) 1,390,651 881
CaixaBank SA 1,255,895 4,028
Cellnex Telecom SA(Þ) 22,460 1,271
6,180
Sweden - 0.1%
Boliden AB(Æ) 12,969 505
Kinnevik AB Class B(Æ) 11,030 610
1,115
Switzerland - 4.2%
Adecco Group AG 77,814 5,268
Chubb, Ltd. 11,700 2,008
EMS- Chemie Holding AG 348 325
Geberit AG 1,372 904
Julius Baer Group, Ltd. 25,169 1,586
LafargeHolcim , Ltd.(Æ) 88,760 5,469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 141,311 16,846
Novartis AG 50,589 4,321
Partners Group Holding AG 697 996
Roche Holding AG 22,409 7,301
SGS SA 205 607
Swiss Re AG 4,451 414
Swisscom AG 877 476
TE Connectivity, Ltd. 1,425 192
UBS Group AG 408,455 6,247
Wizz Air Holdings PLC(Æ)(Þ) 33,701 2,280
Zurich Insurance Group AG 3,540 1,453
56,693
Taiwan - 3.6%
Accton Technology Corp. 284,000 3,229
Catcher Technology Co., Ltd. 269,000 1,898
Hon Hai Precision Industry Co., Ltd. 606,000 2,537
MediaTek , Inc. 110,000 4,718
Realtek Semiconductor Corp. 84,000 1,614
Shin Kong Financial Holding Co., Ltd. 3,138,000 1,136
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 282,316 32,958
48,090
Thailand - 0.5%
Kasikornbank PCL 1,111,800 4,745
Siam Commercial Bank PCL (The) 505,400 1,702
6,447
Turkey - 0.1%
Turk Telekomunikasyon AS 1,018,936 784
Turkcell Iletisim Hizmetleri AS 542,888 973
1,757
United Kingdom - 4.2%
3i Group PLC 43,284 766
Babcock International Group PLC(Æ) 339,326 1,349
BAE Systems PLC 499,369 3,495
Berkeley Group Holdings PLC 4,406 281
BP PLC 1,507,986 6,295
British Land Co. PLC (The)(ö) 200,487 1,435
BT Group PLC(Æ) 1,223,959 2,788
Centrica PLC(Æ) 1,608,892 1,258
Ferguson PLC 6,555 827
Intermediate Capital Group PLC(Æ) 57,151 1,725
J Sainsbury PLC 1,248,287 4,097
Kingfisher PLC 751,875 3,710
Land Securities Group PLC(ö) 133,754 1,331
Liberty Global PLC Class C(Æ) 9,656 261
Linde PLC 33,869 9,697
LyondellBasell Industries NV Class A 2,766 287
Marks & Spencer Group PLC(Æ) 596,635 1,302
Natwest Group PLC 780,220 2,118
Persimmon PLC Class A 12,831 555
Reckitt Benckiser Group PLC 9,584 854
RSA Insurance Group PLC 31,174 294
Schroders PLC 4,806 239

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sensata Technologies Holding PLC(Æ) 3,184 184
St. James's Place PLC 14,599 275
Standard Chartered PLC 517,555 3,715
Taylor Wimpey PLC 121,869 302
Unilever PLC 55,681 3,265
Wausau Paper Corp. 346,069 4,661
57,366
United States - 46.7%
3M Co. 5,911 1,165
Abbott Laboratories 1,557 187
AbbVie, Inc. 1,646 184
ACM Research, Inc. Class A(Æ) 11,228 886
Adobe, Inc.(Æ) 11,951 6,075
Advance Auto Parts, Inc. 1,118 224
Advanced Micro Devices, Inc.(Æ) 17,051 1,392
Aflac, Inc. 32,106 1,725
Air Products & Chemicals, Inc. 2,945 850
Alexion Pharmaceuticals, Inc.(Æ) 1,950 329
Align Technology, Inc.(Æ) 6,003 3,575
Allegion PLC 42,802 5,752
Alliant Energy Corp. 11,982 673
Allstate Corp. (The) 3,168 402
Alphabet, Inc. Class A(Æ) 4,643 10,927
Alphabet, Inc. Class C(Æ) 11,574 27,896
Amazon.com, Inc.(Æ) 5,168 17,920
Amcor PLC 16,492 194
Amerco , Inc. 377 225
Ameren Corp. 16,796 1,425
American Electric Power Co., Inc. 4,108 364
American Express Co. 11,980 1,837
American Financial Group, Inc. 2,244 276
American International Group, Inc. 8,982 435
Ameriprise Financial, Inc. 1,951 504
Amgen, Inc. 1,179 283
Ansys , Inc.(Æ) 17,458 6,384
Anthem, Inc.(Æ) 20,495 7,776
API Group Corp.(Æ)(Þ) 234,340 4,982
Apple, Inc. 161,234 21,196
Applied Materials, Inc. 1,652 219
Aptiv PLC(Æ) 26,482 3,810
Aramark 5,011 195
Archer-Daniels-Midland Co. 6,883 435
Ares Management Corp. Class A 44,101 2,316
Arrow Electronics, Inc.(Æ) 2,410 275
Arthur J Gallagher & Co. 6,426 931
AT&T, Inc. 33,586 1,055
Atmos Energy Corp. 2,638 273
Autoliv , Inc. 2,016 203
Automatic Data Processing, Inc. 4,430 828
AutoZone, Inc.(Æ) 301 441
Avalara, Inc.(Æ) 1,128 160
AvalonBay Communities, Inc.(ö) 1,718 330
Baker Hughes, a GE Co. LLC 9,088 182
Bank of America Corp. 33,448 1,356
Bank of New York Mellon Corp. (The) 8,200 409
Baxter International, Inc. 2,230 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson and Co. 27,774 6,910
Berkshire Hathaway, Inc. Class B(Æ) 4,082 1,122
Best Buy Co., Inc. 13,891 1,615
Biogen, Inc.(Æ) 1,460 390
Bio-Rad Laboratories, Inc. Class A(Æ) 6,277 3,955
BlackRock, Inc. Class A 2,743 2,247
Boeing Co. (The)(Æ) 3,920 918
Booking Holdings, Inc.(Æ) 1,934 4,769
BorgWarner, Inc. 6,036 293
Boston Beer Co., Inc. Class A(Æ) 2,119 2,578
Boston Scientific Corp.(Æ) 4,857 212
Bristol-Myers Squibb Co. 2,807 175
Bunge, Ltd. 4,435 374
Capital One Financial Corp. 3,245 484
CarMax, Inc.(Æ) 2,616 349
Carnival Corp.(Æ) 9,294 260
CBRE Group, Inc. Class A(Æ) 3,479 296
CDW Corp. 1,320 235
Centene Corp.(Æ) 3,366 208
CenterPoint Energy, Inc. 8,243 202
CF Industries Holdings, Inc. 4,310 210
CH Robinson Worldwide, Inc. 5,035 489
Charles Schwab Corp. (The) 167,383 11,784
Chegg , Inc.(Æ) 32,408 2,927
Cheniere Energy, Inc.(Æ) 2,751 213
Chevron Corp. 22,045 2,272
Chipotle Mexican Grill, Inc. Class A(Æ) 999 1,491
Cigna Corp. 31,128 7,751
Cincinnati Financial Corp. 4,965 559
Cisco Systems, Inc. 47,102 2,398
Citigroup, Inc. 126,538 9,015
Citrix Systems, Inc. 1,961 243
Clorox Co. (The) 1,928 352
CME Group, Inc. Class A 50,237 10,147
Coca-Cola Co. (The) 9,606 519
Cognizant Technology Solutions Corp.
Class A 5,381 433
Colgate-Palmolive Co. 17,635 1,423
Comcast Corp. Class A 20,789 1,167
ConAgra Foods, Inc. 10,975 407
ConocoPhillips Co. 7,769 397
Consolidated Edison Co., Inc. 5,062 392
Constellation Brands, Inc. Class A 17,450 4,194
Cooper Cos., Inc. (The) 8,577 3,524
Copart , Inc.(Æ) 21,823 2,717
Corning, Inc. 9,088 402
Corteva , Inc. 12,293 599
CoStar Group, Inc.(Æ) 1,893 1,617
Crowdstrike Holdings, Inc. Class A(Æ) 836 174
Crown Castle International Corp.(ö) 4,122 779
Cummins, Inc. 8,249 2,079
CVS Health Corp. 7,003 535
Danaher Corp. 51,154 12,990
Darden Restaurants, Inc. 4,935 724
Dell Technologies, Inc. Class C(Æ) 2,360 232
DexCom , Inc.(Æ) 5,049 1,949
Discover Financial Services 2,550 291

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Discovery, Inc. Class A(Æ)(Ñ) 7,825 295
DISH Network Corp. Class A(Æ) 6,093 273
Diversey Holdings, Ltd.(Æ) 107,540 1,936
Dollar Tree, Inc.(Æ) 39,326 4,519
Dominion Energy, Inc. 5,031 402
Dow, Inc. 5,243 328
DowDuPont , Inc. 5,156 398
DR Horton, Inc. 94,893 9,327
DraftKings , Inc. Class A(Æ) 17,253 978
Dropbox, Inc. Class A(Æ) 8,697 224
DTE Energy Co. 2,731 382
Duke Energy Corp. 5,884 592
Eastman Chemical Co. 2,963 342
Eaton Corp. PLC 2,915 417
eBay, Inc. 3,120 174
Edison International 3,063 182
Elanco Animal Health, Inc.(Æ) 6,076 193
Eli Lilly & Co. 3,619 661
Emerson Electric Co. 3,286 297
Entergy Corp. 2,825 309
EOG Resources, Inc. 4,834 356
Everest Re Group, Ltd. 1,495 414
Eversource Energy(Æ) 13,515 1,165
Exelon Corp. 9,467 425
Exxon Mobil Corp. 45,590 2,610
F5 Networks, Inc.(Æ) 877 164
Facebook, Inc. Class A(Æ) 74,278 24,146
Fair Isaac Corp.(Æ) 5,890 3,071
Federal Realty Investment Trust(ö) 1,679 189
FedEx Corp. 10,921 3,170
Fidelity National Financial, Inc. 4,202 192
Fidelity National Information Services,
Inc. 71,543 10,939
Fifth Third Bancorp 5,876 238
FirstEnergy Corp. 5,606 213
Five Below, Inc.(Æ) 7,788 1,567
FleetCor Technologies, Inc.(Æ) 10,287 2,960
Ford Motor Credit Co. LLC(Æ) 49,240 568
Fortinet, Inc.(Æ) 1,198 245
Fox Corp. Class A 10,352 387
Franklin Resources, Inc. 13,121 394
Garmin, Ltd. 3,537 485
General Dynamics Corp. 2,861 544
General Electric Co. 62,187 816
General Mills, Inc. 6,623 403
General Motors Co.(Æ) 57,888 3,312
Genuine Parts Co. 1,883 235
Global Payments, Inc. 14,664 3,147
Globe Life, Inc.(Æ) 1,671 171
Goldman Sachs Group, Inc. (The) 2,166 755
Halliburton Co. 94,740 1,853
Hartford Financial Services Group, Inc. 13,092 864
HCA Healthcare, Inc. 32,156 6,465
Henry Schein, Inc.(Æ) 2,487 180
Hershey Co. (The) 4,733 778
Hewlett Packard Enterprise Co. Class H 34,955 560
Home Depot, Inc. (The) 9,417 3,048
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honeywell International, Inc. 4,274 953
Host Hotels & Resorts, Inc.(Æ)(ö) 12,857 233
Howmet Aerospace, Inc.(Æ) 6,916 221
HP, Inc.(Æ) 34,197 1,166
Humana, Inc. 1,239 552
Huntington Ingalls Industries, Inc. 1,352 287
IAC Interactive Corp.(Æ) 880 223
II-VI, Inc.(Æ) 28,742 1,930
Illinois Tool Works, Inc. 1,410 325
Illumina, Inc.(Æ) 4,072 1,600
Ingersoll Rand, Inc.(Æ) 48,945 2,418
Insulet Corp.(Æ) 4,520 1,334
Intel Corp. 52,200 3,003
International Business Machines Corp. 4,186 594
International Flavors & Fragrances, Inc. 2,149 306
International Paper Co. 3,527 205
Interpublic Group of Cos., Inc. (The) 12,188 387
Intuit, Inc. 502 207
Jacobs Engineering Group, Inc. 2,300 307
JM Smucker Co. (The) 2,628 344
Johnson & Johnson 65,440 10,649
Johnson Controls International PLC(Æ) 25,382 1,582
JPMorgan Chase & Co. 58,059 8,930
Juniper Networks, Inc. 7,490 190
Keurig Dr Pepper, Inc. 8,862 318
Kinder Morgan, Inc. 28,100 479
KLA Corp. 578 182
Knight-Swift Transportation Holdings,
Inc.(Æ) 4,375 206
Kraft Heinz Foods Co. 5,816 240
Kroger Co. (The) 7,782 284
L3Harris Technologies, Inc. 1,430 299
Laboratory Corp. of America
Holdings(Æ) 1,323 352
Lam Research Corp. 1,204 747
Lear Corp. 1,490 274
Leidos Holdings, Inc. 2,138 217
Lennar Corp. Class A 81,964 8,491
Lennar Corp. Class B 1,261 102
Liberty SiriusXM Group Class C(Æ) 8,253 373
LKQ Corp.(Æ) 6,158 288
Lockheed Martin Corp. 1,128 429
Loews Corp. 4,028 225
Lululemon Athletica , Inc.(Æ) 7,663 2,569
Manhattan Associates, Inc.(Æ) 15,522 2,130
Marathon Petroleum Corp. 5,388 300
Marsh & McLennan Cos., Inc. 47,249 6,412
Marvell Technology Group, Ltd. 61,863 2,797
MasterCard, Inc. Class A 30,146 11,518
Match Group, Inc.(Æ) 41,669 6,485
Maxim Integrated Products, Inc. 11,710 1,101
McDonald's Corp. 983 232
McKesson Corp. 1,938 363
Medical Properties Trust, Inc. (ö) 12,733 281
Medtronic PLC 62,224 8,146
Merck & Co., Inc. 14,472 1,078
MetLife, Inc. 7,756 494

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MGM Resorts International 6,549 267
Micron Technology, Inc.(Æ) 141,808 12,205
Microsoft Corp. 67,409 16,999
Mohawk Industries, Inc.(Æ) 1,200 247
Molson Coors Beverage Co. Class B(Æ) 5,433 299
Mondelez International, Inc. Class A 24,557 1,493
Morgan Stanley 7,806 644
Mosaic Co. (The) 6,233 219
Motorola Solutions, Inc. 1,028 194
MultiPlan Corp.(Æ)(Ñ) 150,594 1,119
NetApp, Inc. 3,182 238
Newell Rubbermaid, Inc. 7,128 192
Newmont Corp. 5,040 315
News Corp. Class A 9,525 250
NextEra Energy, Inc. 33,493 2,596
Northern Trust Corp. 2,216 252
Northrop Grumman Corp. 1,547 548
Nucor Corp. 5,997 493
NVIDIA Corp. 423 254
NVR, Inc.(Æ) 30 151
Oak Street Health, Inc.(Æ) 31,865 1,964
OGE Energy Corp. 12,860 432
Ollie's Bargain Outlet Holdings, Inc.(Æ) 29,886 2,758
Omnicom Group, Inc. 11,937 982
ONEOK, Inc. 4,230 221
Oracle Corp. 4,731 359
Ovintiv , Inc. 64,043 1,531
Owens Corning 2,150 208
PACCAR Financial Corp. 4,945 444
Packaging Corp. of America 1,291 191
PayPal Holdings, Inc.(Æ) 851 223
Penn National Gaming, Inc.(Æ) 7,601 677
PepsiCo, Inc. 39,238 5,657
Pfizer, Inc. 250,209 9,671
PG&E Corp.(Æ) 16,041 182
Philip Morris International, Inc. 6,204 589
Phillips 66 3,817 309
Pinnacle West Capital Corp. 5,427 459
Pinterest, Inc. Class A(Æ) 2,434 162
Pioneer Natural Resources Co. 1,640 252
PNC Financial Services Group, Inc.
(The) 3,622 677
Polaris, Inc. 13,574 1,901
PPL Corp. 6,591 192
Procter & Gamble Co. (The) 19,916 2,657
Progressive Corp. (The) 17,001 1,713
Prologis, Inc.(ö) 2,717 317
Prudential Financial, Inc. 4,372 439
Public Service Enterprise Group, Inc. 29,629 1,871
Public Storage(ö) 817 230
PulteGroup, Inc. 4,230 250
Qorvo , Inc.(Æ) 8,252 1,553
Quest Diagnostics, Inc. 4,101 541
Raymond James Financial, Inc. 1,906 249
Raytheon Technologies Corp.(Æ) 19,788 1,647
RingCentral, Inc. Class A(Æ) 6,151 1,962
Rockwell Automation, Inc. 2,864 757
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
S&P Global, Inc. 24,994 9,757
Salesforce.com, Inc.(Æ) 14,636 3,371
Schlumberger, Ltd. 11,173 302
Seagate Technology PLC 2,875 267
Sempra Energy 4,287 590
Skyworks Solutions, Inc. 3,202 581
Snap-on, Inc. 1,369 325
Southern Co. (The) 4,724 313
Southwest Airlines Co.(Æ) 3,915 246
Splunk , Inc.(Æ) 1,628 206
SS&C Technologies Holdings, Inc. 4,491 333
Stanley Black & Decker, Inc. 1,697 351
State Street Corp. 3,630 305
Steel Dynamics, Inc. 4,645 252
Synchrony Financial 29,098 1,273
Synopsys, Inc.(Æ) 718 177
Sysco Corp. 12,676 1,074
T. Rowe Price Group, Inc. 10,223 1,832
Teleflex, Inc. 4,123 1,742
Texas Instruments, Inc. 12,711 2,294
Textron, Inc. 4,447 286
TJX Cos., Inc. (The) 32,889 2,335
T-Mobile USA, Inc.(Æ) 1,388 183
Trade Desk, Inc. (The) Class A(Æ) 231 168
Tradeweb Markets Inc. Class A 19,682 1,600
Travelers Cos., Inc. (The) 11,424 1,767
Truist Financial Corp. 9,463 561
Tyson Foods, Inc. Class A 15,320 1,187
UGI Corp. 15,975 698
Union Pacific Corp. 7,937 1,763
United Rentals, Inc.(Æ) 1,261 403
UnitedHealth Group, Inc. 38,515 15,360
Universal Health Services, Inc. Class B 2,157 320
US Bancorp 12,151 721
Vail Resorts, Inc.(Æ) 810 263
Valero Energy Corp. 3,838 284
Ventas, Inc. (ö) 4,135 229
Verizon Communications, Inc. 13,648 789
VF Corp. 10,658 934
ViacomCBS , Inc. Class B 4,837 198
Viatris , Inc. 21,316 284
Visa, Inc. Class A 2,993 699
Vistra Corp. 9,258 156
VMware, Inc. Class A(Æ)(Ñ) 1,548 249
Vornado Realty Trust (ö) 4,606 211
Walgreens Boots Alliance, Inc. 10,807 574
Walmart, Inc. 7,615 1,065
Walt Disney Co. (The)(Æ) 46,334 8,619
Waste Management, Inc. 6,441 889
WEC Energy Group, Inc.(Æ) 14,269 1,387
Wells Fargo & Co. 246,039 11,084
Welltower , Inc. (ö) 4,847 364
West Pharmaceutical Services, Inc. 10,432 3,427
Western Digital Corp.(Æ) 6,300 445
Western Union Co. (The) 13,505 348
Westinghouse Air Brake Technologies
Corp. 3,776 310

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westrock Co. 4,111 229
Whirlpool Corp. 1,031 244
Workday, Inc. Class A(Æ) 10,249 2,532
Xcel Energy, Inc. 22,511 1,605
Xilinx, Inc. 3,181 407
Zillow Group, Inc.(Æ) 1,238 161
Zillow Group, Inc. Class A(Æ) 1,188 158
Zoetis, Inc. Class A 52,366 9,061
Zoom Video Communications, Inc. Class
A(Æ) 464 148
ZoomInfo Techologies , Inc. Class A(Æ) 19,482 1,010
633,763
Total Common Stocks
(cost $1,061,874) 1,251,167
Preferred Stocks - 0.8%
South Korea - 0.8%
Samsung Electronics Co., Ltd.
4.062% (Ÿ) 157,554 10,339
Total Preferred Stocks
(cost $8,886) 10,339
Short-Term Investments - 8.5%
United States - 8.5%
U.S. Cash Management Fund(@) 116,025,021 (∞) 116,002
Total Short-Term Investments
(cost $116,002) 116,002
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 7,243,260 (∞) 7,243
Total Other Securities
(cost $7,243) 7,243
Total Investments - 101.9%
(identified cost $1,194,005) 1,384,751
Other Assets and Liabilities, Net
- (1.9)%
(25,789)
Net Assets - 100.0%
1,358,962

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 10/04/19 EUR 223,068 13.36 2,980
2,883
API Group Corp. 10/05/17 234,340 10.16 2,382
4,982
Cellnex Telecom SA 06/14/19 EUR 22,460 40.66 913
1,271
Wizz Air Holdings PLC 11/13/20 GBP 33,701 63.16 2,128
2,280
Worldline SA 06/07/19 EUR 34,172 79.65 2,722
3,353
14,769
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Hang Seng Index Futures 1 HKD 1,427 05/21
(1)
MSCI Singapore Index Futures 2 SGD 72 05/21
—
Russell 2000 E-Mini Index Futures 312 USD 35,279 06/21
(584)
S&P 500 E-Mini Index Futures 698 USD 145,686 06/21
2,756
S&P/TSX 60 Index Futures 63 CAD 14,306 06/21
(50)
SPI 200 Index Futures 183 AUD 32,034 06/21
203
TOPIX Index Futures 58 JPY 1,102,869 06/21
(52)
Short Positions
Amsterdam Index Futures 33 EUR 4,647 05/21
10
CAC40 Euro Index Futures 200 EUR 12,432 05/21
(91)
DAX Index Futures 27 EUR 10,238 06/21
(201)
EURO STOXX 50 Index Futures 187 EUR 7,368 06/21
(138)
FTSE 100 Index Futures 33 GBP 2,289 06/21
(10)
FTSE/MIB Index Futures 24 EUR 2,869 06/21
19
IBEX 35 Index Futures 32 EUR 2,818 05/21
(68)
MSCI Emerging Markets Index Futures 1,815 USD 121,296 06/21
826
OMXS30 Index Futures 111 SEK 24,631 05/21
10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,629
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 113 AUD 145 05/04/21 (1)
Bank of America USD 746 HKD 5,794 05/04/21 —
Bank of America USD 2,508 JPY 272,000 06/16/21 (19)
Bank of America USD 131 SGD 174 05/04/21 —
Bank of America CHF 17,900 USD 19,571 06/16/21 (51)
Bank of America EUR 20,600 USD 24,818 06/16/21 30
Citigroup USD 4,976 AUD 6,400 06/16/21 (44)
Citigroup USD 3,998 CAD 5,000 06/16/21 69
Citigroup USD 4,968 CAD 6,100 06/16/21 (4)
Citigroup USD 102 CHF 93 05/04/21 —
Citigroup USD 105 CHF 96 05/04/21 —

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 119
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 263 CHF 240 05/04/21 —
Citigroup USD 313 CHF 286 05/04/21 —
Citigroup USD 367 CHF 335 05/04/21 —
Citigroup USD 406 CHF 371 05/04/21 —
Citigroup USD 562 CHF 513 05/04/21 —
Citigroup USD 5,071 CHF 4,600 06/16/21 (28)
Citigroup USD 102 EUR 85 05/04/21 —
Citigroup USD 106 EUR 88 05/04/21 —
Citigroup USD 124 EUR 103 05/04/21 —
Citigroup USD 133 EUR 110 05/04/21 —
Citigroup USD 151 EUR 125 05/04/21 —
Citigroup USD 165 EUR 138 05/04/21 —
Citigroup USD 172 EUR 143 05/04/21 —
Citigroup USD 178 EUR 148 05/04/21 —
Citigroup USD 183 EUR 152 05/04/21 —
Citigroup USD 183 EUR 153 05/04/21 —
Citigroup USD 188 EUR 156 05/04/21 —
Citigroup USD 193 EUR 161 05/04/21 —
Citigroup USD 206 EUR 171 05/04/21 —
Citigroup USD 209 EUR 174 05/04/21 —
Citigroup USD 220 EUR 183 05/04/21 —
Citigroup USD 223 EUR 185 05/04/21 —
Citigroup USD 227 EUR 189 05/04/21 —
Citigroup USD 252 EUR 209 05/04/21 —
Citigroup USD 268 EUR 223 05/04/21 —
Citigroup USD 374 EUR 311 05/04/21 —
Citigroup USD 386 EUR 321 05/04/21 —
Citigroup USD 472 EUR 393 05/04/21 —
Citigroup USD 642 EUR 534 05/04/21 —
Citigroup USD 650 EUR 540 05/04/21 —
Citigroup USD 704 EUR 586 05/04/21 —
Citigroup USD 772 EUR 642 05/04/21 —
Citigroup USD 1,123 EUR 934 05/04/21 —
Citigroup USD 138 EUR 115 05/05/21 —
Citigroup USD 173 EUR 144 05/05/21 —
Citigroup USD 5,998 EUR 5,000 06/16/21 19
Citigroup USD 114 GBP 82 05/05/21 —
Citigroup USD 144 GBP 104 05/05/21 —
Citigroup USD 174 GBP 126 05/05/21 —
Citigroup USD 186 GBP 135 05/05/21 —
Citigroup USD 211 GBP 153 05/05/21 —
Citigroup USD 216 GBP 156 05/05/21 —
Citigroup USD 237 GBP 172 05/05/21 —
Citigroup USD 267 GBP 194 05/05/21 —
Citigroup USD 361 GBP 261 05/05/21 —
Citigroup USD 414 GBP 299 05/05/21 —
Citigroup USD 702 GBP 508 05/05/21 —
Citigroup USD 4,152 GBP 3,000 06/16/21 (9)
Citigroup USD 9,012 JPY 980,000 06/16/21 (43)
JPMorgan Chase USD 5,000 NZD 6,900 06/16/21 (63)
Morgan Stanley USD 1,171 AUD 1,520 06/16/21 1
Morgan Stanley USD 1,356 AUD 1,750 06/16/21 (8)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 1,022 CAD 1,292 06/16/21 29
Morgan Stanley USD 758 NZD 1,060 06/16/21 1
Morgan Stanley CHF 3,703 USD 3,991 06/16/21 (69)
Morgan Stanley EUR 3,300 USD 3,945 06/16/21 (26)
Morgan Stanley EUR 3,316 USD 3,949 06/16/21 (41)
Morgan Stanley GBP 810 USD 1,122 06/16/21 4
Morgan Stanley HKD 2,830 USD 364 06/16/21 —
Morgan Stanley JPY 122,142 USD 1,124 06/16/21 6
Morgan Stanley JPY 131,820 USD 1,214 06/16/21 7
Morgan Stanley SEK 1,550 USD 182 06/16/21 (1)
Morgan Stanley SGD 120 USD 90 06/16/21 (1)
Royal Bank of Canada USD 1,173 AUD 1,520 06/16/21 (2)
Royal Bank of Canada USD 1,024 CAD 1,292 06/16/21 27
Royal Bank of Canada USD 7,281 EUR 6,000 06/16/21 (61)
Royal Bank of Canada USD 5,009 JPY 544,000 06/16/21 (30)
Royal Bank of Canada USD 6,537 NOK 53,500 06/16/21 (109)
Royal Bank of Canada USD 759 NZD 1,060 06/16/21 (1)
Royal Bank of Canada CHF 3,703 USD 3,993 06/16/21 (67)
Royal Bank of Canada EUR 3,316 USD 3,956 06/16/21 (34)
Royal Bank of Canada JPY 122,142 USD 1,126 06/16/21 8
Royal Bank of Canada SEK 54,000 USD 6,474 06/16/21 93
Standard Chartered USD 1,171 AUD 1,520 06/16/21 1
Standard Chartered USD 1,022 CAD 1,292 06/16/21 29
Standard Chartered USD 758 NZD 1,060 06/16/21 1
Standard Chartered CHF 3,703 USD 3,991 06/16/21 (69)
Standard Chartered EUR 3,316 USD 3,949 06/16/21 (41)
Standard Chartered JPY 122,142 USD 1,124 06/16/21 6
State Street USD 593 CAD 729 05/04/21 —
State Street USD 418 DKK 2,611 06/16/21 5
State Street USD 3,772 JPY 410,858 05/07/21 (13)
State Street USD 3,201 NOK 27,171 06/16/21 63
State Street GBP 85 USD 118 06/16/21 1
State Street SEK 8,900 USD 1,046 06/16/21 (6)
Toronto Dominion Bank USD 1,171 AUD 1,520 06/16/21 —
Toronto Dominion Bank USD 1,022 CAD 1,292 06/16/21 30
Toronto Dominion Bank USD 758 NZD 1,060 06/16/21 —
Toronto Dominion Bank CHF 3,703 USD 3,993 06/16/21 (66)
Toronto Dominion Bank EUR 3,316 USD 3,949 06/16/21 (41)
Toronto Dominion Bank JPY 122,142 USD 1,125 06/16/21 7
UBS USD 1,171 AUD 1,520 06/16/21 1
UBS USD 1,022 CAD 1,292 06/16/21 29
UBS USD 758 NZD 1,060 06/16/21 1
UBS CHF 3,703 USD 3,991 06/16/21 (70)
UBS EUR 3,316 USD 3,949 06/16/21 (41)
UBS JPY 122,142 USD 1,124 06/16/21 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(585)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 121
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 386 $ — $ —
$ —
$ 386 —
*
Australia — 4,652 —
—
4,652 0.3
Austria — 1,869 —
—
1,869 0.1
Belgium — 3,167 —
—
3,167 0.2
Brazil 1,335 — —
—
1,335 0.1
Canada 29,076 — —
—
29,076 2.1
China 12,363 7,908 —
—
20,271 1.5
Colombia — 53 —
—
53 —
*
Denmark — 5,802 —
—
5,802 0.4
Finland — 7,596 —
—
7,596 0.6
France — 62,132 —
—
62,132 4.6
Germany — 38,889 —
—
38,889 2.9
Hong Kong — 12,632 —
—
12,632 0.9
India 7,641 — —
—
7,641 0.6
Indonesia — 710 —
—
710 0.1
Ireland 7,771 9,845 —
—
17,616 1.3
Israel — 174 —
—
174 —
*
Italy — 13,984 —
—
13,984 1.0
Ivory Coast 703 — —
—
703 0.1
Japan — 99,581 —
—
99,581 7.3
Liberia 227 — —
—
227 —
*
Luxembourg — 7,360 —
—
7,360 0.5
Malaysia — 1,046 —
—
1,046 0.1
Mexico 2,728 — —
—
2,728 0.2
Netherlands — 40,773 —
—
40,773 3.0
Norway — 4,357 —
—
4,357 0.3
Russia 945 4,251 —
—
5,196 0.4
Singapore — 4,303 —
—
4,303 0.3
South Africa 1,275 7,404 —
—
8,679 0.6
South Korea 3,299 33,519 —
—
36,818 2.7
Spain — 6,180 —
—
6,180 0.5
Sweden — 1,115 —
—
1,115 0.1
Switzerland 2,200 54,493 —
—
56,693 4.2
Taiwan 32,958 15,132 —
—
48,090 3.6
Thailand — 6,447 —
—
6,447 0.5
Turkey — 1,757 —
—
1,757 0.1
United Kingdom 732 56,634 —
—
57,366 4.2
United States 628,781 4,982 —
—
633,763 46.7
Preferred Stocks — 10,339 — — 10,339 0.8

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
122 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Short-Term Investments — — — 116,002 116,002 8.5
Other Securities — — — 7,243 7,243 0.5
Total Investments 732,420 529,086 — 123,245 1,384,751 101.9
Other Assets and Liabilities, Net (1.9)
100.0
Other Financial Instruments
Assets
Futures Contracts 3,824 — — — 3,824 0.3
Foreign Currency Exchange Contracts — 474 — — 474 —
*
A
Liabilities
Futures Contracts (1,195) — — — (1,195) (0.1)
Foreign Currency Exchange Contracts (16) (1,043) — — (1,059) (0.1)
Total Other Financial Instruments
**
$ 2,613 $ (569) $ — $ — $ 2,044
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
172,064
Consumer Staples ...................................................................
48,493
Energy ....................................................................................
49,458
Financial Services ...................................................................
289,175
Health Care .............................................................................
137,839
Materials and Processing ........................................................
71,134
Producer Durables ..................................................................
125,167
Technology ..............................................................................
308,953
Utilities ...................................................................................
48,884
Preferred Stocks
Technology ..............................................................................
10,339
Short-Term Investments ................................................................
116,002
Other Securities ...........................................................................
7,243
Total Investments .................................................................... 1,384,751

Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 123
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 474
Variation margin on futures contracts* 3,824 —
Total
$ 3,824 $ 474
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,195 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,059
Total
$ 1,195 $ 1,059
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,827 $ —
Foreign currency exchange contracts — 2,455
Total
$ 6,827 $ 2,455
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,579 $ —
Foreign currency exchange contracts — (819)
Total
$ 1,579 $ (819)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
124 Global Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,526 $ — $ 7,526
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 474 — 474
Total Financial and Derivative Assets
8,000 — 8,000
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,000 $ — $ 8,000
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 30 $ 30 $ — $ —
Bank of Nova Scotia
94 — 94 —
Barclays
2,778 — 1,333 1,445
Citigroup
2,647 89 231 2,327
Credit Suisse
566 — 405 161
Goldman Sachs
642 — 78 564
ING
192 — 192 —
Morgan Stanley
48 48 — —
Royal Bank of Canada
127 127 — —
Standard Chartered
37 37 — —
State Street
6 8 6 — 6 2
Toronto Dominion Bank
38 38 — —
UBS
733 37 696 —
Total
$ 8,00 0 $ 412 $ 3,029 $ 4,5 59

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 125
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,059 $ — $ 1,059
Total Financial and Derivative Liabilities
1,059 — 1,059
Financial and Derivative Liabilities not subject to a netting agreement
(16) — (16)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,043 $ — $ 1,043
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 70 $ 30 $ — $ 40
Citigroup 128 89 — 39
JPMorgan Chase 63 — — 63
Morgan Stanley 146 48 98 —
Royal Bank of Canada 304 127 — 177
Standard Chartered 110 37 — 73
State Street 6 6 — —
Toronto Dominion Bank 10 6 38 — 6 8
UBS 110 37 — 73
Total
$ 1,04 3 $ 412 $ 98 $ 53 3
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Equity Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,194,005
Investments, at fair value(*)(>) ......................................................................................................................................................
1,384,751
Foreign currency holdings(^) ......................................................................................................................................................... 2,342
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 474
Receivables:
Dividends and interest ....................................................................................................................................................... 1,538
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 50,186
Foreign capital gains taxes recoverable ............................................................................................................................. 1,350
From broker(a)( b ) ............................................................................................................................................................... 21,858
Variation margin on futures contracts ................................................................................................................................. 2,638
Prepaid expenses ........................................................................................................................................................................... 7
Total assets .................................................................................................................................................
1,465,145
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 46,418
Fund shares redeemed ....................................................................................................................................................... 50,617
Accrued fees to affiliates .................................................................................................................................................... 583
Other accrued expenses ..................................................................................................................................................... 263
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,059
Payable upon return of securities loaned ....................................................................................................................................... 7,243
Total liabilities .............................................................................................................................................
106,183
Net Assets ............................................................................................................................................................
$ 1,358,962

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 127
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 226,52 3
Shares of beneficial interest ...........................................................................................................................................................
1,474
Additional paid-in capital ..............................................................................................................................................................
1,130,96 5
Net Assets ............................................................................................................................................................
$ 1,358,962
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.72
Class A — Net assets ............................................................................................................................................................. $ 9,057,842
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 989,261
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.96
Class C — Net assets ............................................................................................................................................................. $ 4,180,227
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 466,353
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.27
Class M — Net assets ............................................................................................................................................................ $ 8,977,072
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 968,521
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.27
Class S — Net assets ............................................................................................................................................................. $ 122,288,825
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,184,936
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.22
Class Y — Net assets ............................................................................................................................................................. $ 1,214,457,640
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 131,750,293
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,343
(*)     Securities on loan included in investments $ 7,526
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 123,245
(a)     Receivable from Broker for Futures $ 3,934
(b)     Receivable from Broker for Options $ 17,924
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
128 Global Equity Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6,469
Dividends from affiliated funds ......................................................................................................................................... 7
Securities lending income (net) ......................................................................................................................................... 19
Less foreign taxes withheld ............................................................................................................................................... (544)
Total investment income ...............................................................................................................................................................
5,951
Expenses
Advisory fees .................................................................................................................................................................... 3,177
Administrative fees ........................................................................................................................................................... 161
Custodian fees ................................................................................................................................................................... 122
Distribution fees - Class A ................................................................................................................................................ 11
Distribution fees - Class C ................................................................................................................................................ 15
Transfer agent fees - Class A ............................................................................................................................................ 8
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class M ............................................................................................................................................ 9
Transfer agent fees - Class S ............................................................................................................................................. 121
Transfer agent fees - Class Y ............................................................................................................................................ 12
Professional fees ............................................................................................................................................................... 68
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 23
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 3,806
Expense reductions ........................................................................................................................................................... (817)
Net expenses .................................................................................................................................................................................
2,989
Net investment income (loss) ........................................................................................................................................................
2,962
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 36,933
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 6,827
Foreign currency exchange contracts ................................................................................................................................ 2,455
Foreign currency-related transactions ............................................................................................................................... (1,146)
Net realized gain (loss) ..................................................................................................................................................................
45,068
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 134,438
Futures contracts .............................................................................................................................................................. 1,579
Foreign currency exchange contracts ................................................................................................................................ (819)
Foreign currency-related transactions ............................................................................................................................... 7
Net change in unrealized appreciation (depreciation) ................................................................................................................... 135,205
Net realized and unrealized gain (loss) ......................................................................................................................................... 180,273
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 183,235

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 129
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,962 $ 6,711
Net realized gain (loss) ...................................................................................................................... 45,068 253,421
Net change in unrealized appreciation (depreciation) ....................................................................... 135,205 (242,936)
Net increase (decrease) in net assets from operations ............................................................................. 183,235 17,196
Distributions
To shareholders
Class A .......................................................................................................................................... (1,984) (1,150)
Class C .......................................................................................................................................... (967) (712)
Class E (1) ..................................................................................................................................... — (39)
Class M ......................................................................................................................................... (2,137) (1,407)
Class S ........................................................................................................................................... (29,432) (29,152)
Class Y .......................................................................................................................................... (114,495) (73,556)
Net decrease in net assets from distributions .......................................................................................... (149,015) (106,016)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 748,715 (787,907)
Total Net Increase (Decrease) in Net Assets ..........................................................................
782,935 (876,727)
Net Assets
Beginning of period .................................................................................................................................
576,027 1,452,754
End of period ..........................................................................................................................................
$ 1,358,962 $ 576,027

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
130 Global Equity Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 38 $ 338 55 $ 499
Proceeds from reinvestment of distributions 246 1,978 124 1,149
Payments for shares redeemed (129) (1,118) (368) (3,406)
Net increase (decrease)
155 1,198 (189) (1,758)
Class C
Proceeds from shares sold 16 141 14 118
Proceeds from reinvestment of distributions 122 967 78 710
Payments for shares redeemed (108) (930) (277) (2,341)
Net increase (decrease)
30 178 (185) (1,513)
Class E (1)
Proceeds from shares sold — — 1 8
Proceeds from reinvestment of distributions — — 4 39
Payments for shares redeemed — — (49) (441)
Net increase (decrease)
— — (44) (394)
Class M
Proceeds from shares sold 30 265 226 2,045
Proceeds from reinvestment of distributions 262 2,137 151 1,407
Payments for shares redeemed (230) (2,048) (11,215) (113,669)
Net increase (decrease)
62 354 (10,838) (110,217)
Class S
Proceeds from shares sold 571 5,035 1,299 11,342
Proceeds from reinvestment of distributions 3,489 28,475 3,031 28,280
Payments for shares redeemed (4,116) (37,027) (55,090) (542,938)
Net increase (decrease)
(56) (3,517) (50,760) (503,316)
Class Y
Proceeds from shares sold 78,655 725,785 3,345 28,479
Proceeds from reinvestment of distributions 14,135 114,495 7,926 73,556
Payments for shares redeemed (9,888) (89,778) (29,550) (272,744)
Net increase (decrease)
82,902 750,502 (18,279) (170,709)
Total increase (decrease)
83,093 $ 748,715 (80,295) $ (787,907)

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
132 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 8.89 .02 2.68 2.70 (.07) (2.36)
October 31, 2020 9.98 .05 .1 4 . 19 (. 41 ) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
October 31, 2016 11.40 .07 (.01) .06 (.16) (.95)
Class C
April 30, 2021* 8.72 (.02) 2.62 2.60 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
October 31, 2016 11.24 (.01) (.01) (.02) (.06) (.95)
Class M
April 30, 2021* 8.99 .03 2.71 2.74 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(5) 10.64 .04 1.20 1.24 — —
Class S
April 30, 2021* 8.99 .03 2.70 2.73 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
October 31, 2016 11.45 .09 — (f) .09 (.19) (.95)
Class Y
April 30, 2021* 8.96 .04 2.69 2.73 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)
October 31, 2016 11.48 .12 (.02) .10 (.21) (.95)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 133
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.43) 9.16 34.07 9,058 1.53 1.29 .41 31
(1.28) 8.89 1.44 7,422 1.55 1.3 6 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(1.11) 10.35 1.02 12,807 1.50 1.50 .72 46
(2.36) 8.96 33.58 4,180 2.28 2.04 (.35) 31
(1.21) 8.72 .75 3,805 2.30 2.11 (.1 8 ) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(1.01) 10.21 .24 11,059 2.25 2.25 (.06) 46
(2.46) 9.27 34.25 8,977 1.28 .94 .75 31
(1.27) 8.99 1.84 8,150 1.2 7 1.0 1 .9 7 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(2.45) 9.27 34.17 122,289 1.28 1.04 .65 31
(1.28) 8.99 1.73 118,994 1.2 9 1.1 1 .82 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(1.14) 10.40 1.26 1,659,879 1.25 1.25 .94 46
(2.47) 9.22 34.29 1,214,458 1.09 .84 .96 31
(1.34) 8.96 1.90 437,656 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90
(1.16) 10.42 1.40 659,411 1.05 1.05 1.14 46

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
134 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At Apri1 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 511,635
Administration fees 35,421
Distribution fees 4,386
Shareholder servicing fees 850
Transfer agent fees 25,837
Trustee fees 4,851
$ 582,980
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,808 $ 22,512 $ 17,077 $ — $ — $ 7,243 $ 1 $ —
U.S. Cash Management Fund 13,308 837,086 734,391 (1) — 116,002 7 —
$ 15,116 $ 859,598 $ 751,468 $ (1) $ — $ 123,245 $ 8 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,206,040,545 $ 201,102,842 $ (20,333,452) $ 180,769,390

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Emerging Markets Fund 135
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$2,000 (for example, an $9,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,250.70 $ 1,017.60
Expenses Paid During Period* $ 8.09 $ 7.25
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,245.50 $ 1,013.88
Expenses Paid During Period* $ 12.25 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,252.90 $ 1,019.34
Expenses Paid During Period* $ 6.14 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
136 Emerging Markets Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,253.00 $ 1,019. 59
Expenses Paid During Period* $ 5.8 7 $ 5.2 6
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,252.00 $ 1,018.84
Expenses Paid During Period* $ 6.70 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,253.00 $ 1,019.74
Expenses Paid During Period* $ 5.70 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.5%
Argentina - 0.2%
Globant SA(Æ) 4,290 983
MercadoLibre , Inc.(Æ) 957 1,504
2,487
Australia - 0.2%
MMG, Ltd.(Æ) 1,051,000 682
Rio Tinto PLC 19,805 1,665
2,347
Bangladesh - 0.5%
BRAC Bank, Ltd. 3,158,156 1,628
GrameenPhone , Ltd. 881,748 3,526
Square Pharmaceuticals, Ltd. 790,995 1,974
7,128
Bermuda - 0.3%
Alibaba Health Information Technology,
Ltd.(Æ) 45,000 137
Orient Overseas International, Ltd. 212,500 3,439
3,576
Brazil - 3.8%
Afya , Ltd. Class A(Æ) 98,206 2,201
Azul SA - ADR(Æ)(Ñ) 112,771 2,400
B2W Companhia Digital(Æ) 75,800 939
B3 SA - Brasil Bolsa Balcao 456,063 4,323
Banco Bradesco SA(Æ) 348,968 1,328
Banco BTG Pactual SA(Æ) 115,200 2,285
Banco do Brasil SA 211,500 1,154
BB Seguridade Participacoes SA 105,100 432
Centrais Eletricas Brasileiras SA 118,100 800
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 167,200 1,317
Cia Siderurgica Nacional SA 79,200 717
CPFL Energia SA 284,400 1,537
CSN Mineracao SA(Æ) 1,560,000 3,013
Energisa SA 227,400 1,844
Equatorial Energia SA 135,900 628
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 125,000 332
JBS SA 533,200 2,957
Magazine Luiza SA 202,600 747
Marfrig Global Foods SA 141,700 506
Minerva SA 719,500 1,282
Notre Dame Intermedica Participacoes
SA 16,400 245
Pagseguro Digital, Ltd. Class A(Æ) 29,422 1,346
Petroleo Brasileiro SA 163,600 696
Petroleo Brasileiro SA - ADR 84,383 730
Telefonica Brasil , SA 73,100 581
Vale SA 494,700 9,928
Vale SA Class B - ADR 197,962 3,983
WEG SA 371,400 2,394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
YDUQS Participacoes SA 153,000 824
51,469
Canada - 0.1%
Parex Resources, Inc.(Æ) 73,350 1,381
Cayman Islands - 0.2%
Cheerwin Group, Ltd.(Æ)(Þ) 656,000 686
Kuaishou Technology(Æ)(Þ) 47,200 1,588
Yadea Group Holdings, Ltd.(Þ) 130,000 283
2,557
Chile - 0.1%
Banco Santander Chile - ADR 14,424 321
Cencosud SA 202,640 420
741
China - 26.2%
3SBio, Inc. Class A(Æ)(Þ) 781,000 740
Agricultural Bank of China, Ltd. Class H 16,484,000 6,395
Alibaba Group Holding, Ltd.(Æ) 445,500 12,869
Alibaba Group Holding, Ltd. - ADR(Æ) 156,506 36,146
A-Living Services Co., Ltd. Class H(Þ) 690,500 3,172
Anhui Conch Cement Co., Ltd. Class H 698,235 4,172
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 361
Baidu, Inc. - ADR(Æ) 29,902 6,289
Bank of China, Ltd. Class H 12,133,000 4,825
Beijing Sinnet Technology Co., Ltd
Class A 748,137 1,627
Bank of Communications Co., Ltd. Class
H 2,702,000 1,728
BGI Genomics Co., Ltd(Æ) 37,300 742
BYD Co., Ltd. Class A 65,000 1,585
BYD Co., Ltd. Class H 46,000 943
Centre Testing International Group Co.,
Ltd. Class A 205,200 1,035
China CITIC Bank Corp., Ltd. Class H 3,891,000 2,035
China Conch Venture Holdings, Ltd. 484,500 2,292
China Construction Bank Corp. Class H 20,619,554 16,318
China Everbright Bank Co., Ltd. Class H 303,000 127
China Everbright , Ltd. 340,000 406
China Feihe , Ltd.(Þ) 58,000 166
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Hongqiao Group, Ltd. 1,131,500 1,783
China International Capital Corp., Ltd.
Class H(Þ) 464,400 1,163
China International Travel Service Corp.,
Ltd. Class A 53,800 2,581
China Life Insurance Co., Ltd. Class H 820,000 1,666
China Longyuan Power Group Corp.,
Ltd. Class H 3,339,057 4,896
China Medical System Holdings, Ltd. 468,000 1,081
China Merchants Bank Co., Ltd. Class H 1,279,852 10,301
China National Building Material Co.,
Ltd. Class H 1,332,000 1,924
China Pacific Insurance Group Co., Ltd.
Class H 297,400 1,073

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
138 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Petroleum & Chemical Corp.
Class H 2,586,000 1,279
China Shenhua Energy Co., Ltd. Class H 1,179,594 2,456
China Vanke Co., Ltd. Class H 194,300 680
China Yangtze Power Co., Ltd. Class A 425,500 1,313
CIFI Holdings Group Co., Ltd. 3,622,000 3,234
Contemporary Amperex Technology Co.,
Ltd. Class A 60,460 3,612
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 424,000 1,192
Country Garden Services Holdings Co.,
Ltd. 133,000 1,390
CSPC Pharmaceutical Group, Ltd. 1,253,000 1,550
Daqo New Energy Corp. - ADR(Æ) 8,312 669
Dongfeng Motor Group Co., Ltd. Class H 208,000 180
Fosun International, Ltd. 323,000 464
Ganfeng Lithium Co., Ltd. Class H(Þ) 45,800 612
Gree Electric Appliances, Inc. of Zhuhai
Class A 322,400 2,982
Guangzhou Automobile Group Co., Ltd.
Class H 2,914,435 2,482
Haier Smart Home Co., Ltd. Class H(Æ) 310,800 1,339
Haitian International Holdings, Ltd. 137,000 558
Hengan International Group Co., Ltd. 218,500 1,416
Huatai Securities Co., Ltd. Class H(Þ) 1,240,400 1,771
Industrial & Commercial Bank of China,
Ltd. Class H 13,709,401 8,931
Industrial Bank Co., Ltd. Class A 1,088,689 3,655
Intco Medical Technology Co., Ltd.
Class A 18,220 479
JD.com, Inc. Class A(Æ) 137,900 5,327
JD.com, Inc. - ADR(Æ) 56,422 4,365
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,360,300 1,457
Jiangsu Expressway Co., Ltd. Class H 1,929,060 2,270
Jiangsu Hengli Hydraulic Co., Ltd.
Class A 54,802 727
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 66,198 1,973
JOYY, Inc.(Æ) 7,626 725
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Þ) 359,000 1,497
Kangji Medical Holdings, Ltd.(Æ) 537,000 893
Kingfa Sci & Tech Co., Ltd Class A 214,400 754
Kweichow Moutai Co., Ltd. Class A 13,563 4,198
Lenovo Group, Ltd. 1,114,000 1,526
Li Ning Co., Ltd. 339,500 2,759
Longfor Group Holdings, Ltd.(Þ) 489,000 3,039
LONGi Green Energy Technology Co.,
Ltd. Class A 33,600 512
Maccura Biotechnology Co., Ltd.(Æ) 73,900 543
Meituan-Dianping Class B(Æ)(Þ) 149,500 5,692
Midea Real Estate Holding, Ltd.(Þ) 520,000 1,184
Momo , Inc. - ADR 48,480 711
Muyuan Foodstuff Co., Ltd. Class A 32,700 569
NARI Technology Co., Ltd. Class A 436,807 2,154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 83,424 1,273
NIO, Inc. - ADR(Æ) 56,845 2,265
PetroChina Co., Ltd. Class H 14,094,000 5,079
Pharmaron Beijing Co., Ltd. Class H(Þ) 147,500 3,045
Pinduoduo , Inc. - ADR(Æ) 12,338 1,652
Ping An Bank Co., Ltd. Class A 870,500 3,131
Ping An Insurance Group Co. of China,
Ltd. Class A 376,100 4,211
Ping An Insurance Group Co. of China,
Ltd. Class H 741,500 8,102
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,045,000 678
SAIC Motor Corp., Ltd. Class A 456,988 1,416
SF Holding, Ltd. Class A 39,400 391
Shaanxi Coal Industry Co., Ltd. Class A 845,510 1,469
Shanghai International Airport Co., Ltd.
Class A 264,900 2,010
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,122,600 2,553
Shenzhen Inovance Control Technology
Co., Ltd. Class A 91,279 1,261
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 36,400 2,616
Shimao Services Holdings, Ltd.(Æ)(Þ) 991,000 2,571
Sinotruk Hong Kong, Ltd. 488,500 1,200
Sunac China Holdings, Ltd. 279,000 1,085
Suofeiya Home Collection Co., Ltd.
Class A 318,300 1,432
TAL Education Group - ADR 34,739 1,978
Tencent Holdings, Ltd. 685,180 54,797
Times Property Holdings, Ltd. 1,855,000 2,642
Trip.com Group, Ltd. - ADR(Æ) 69,917 2,732
Tsingtao Brewery Co., Ltd. Class H 244,000 2,213
Vipshop Holdings, Ltd. - ADR 40,044 1,232
Wanhua Chemical Group Co., Ltd. Class
A 28,000 444
Weichai Power Co., Ltd. Class H 1,892,000 4,368
Wuliangye Yibin Co., Ltd. Class A 61,300 2,697
WuXi AppTec Co., Ltd. Class H(Þ) 214,236 5,049
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 57,500 807
Xianhe Co., Ltd. Class A 400,500 1,712
Yifeng Pharmacy Chain Co., Ltd. Class A 102,188 1,417
Yixintang Pharmaceutical Group Co.,
Ltd Class A 37,100 235
Zai Lab, Ltd. - ADR(Æ) 3,465 576
Zhongsheng Group Holdings, Ltd. 437,000 3,302
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class A 547,460 998
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class H 2,530,000 3,494
353,693
Egypt - 0.3%
Cleopatra Hospital(Æ) 3,236,980 947
Commercial International Bank Egypt
SAE(Æ) 307,165 1,143

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,034,850 1,515
Edita Food Industries SAE 1,396,322 657
4,262
France - 0.1%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,697 1,277
Sartorius Stedim Biotech 1,054 484
Teleperformance - GDR 395 153
1,914
Georgia - 0.1%
Georgia Capital PLC(Æ) 95,645 743
TBC Bank Group PLC(Æ) 49,179 662
1,405
Greece - 0.2%
Alpha Bank AE(Æ) 1,845,689 2,906
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 647,643 4,057
Hong Kong - 3.2%
AIA Group, Ltd. 359,400 4,568
ASM Pacific Technology, Ltd. 204,200 3,085
Cathay Pacific Airways, Ltd.(Æ) 1,708,000 1,505
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China High Speed Transmission
Equipment Group Co., Ltd. 430,000 311
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 467,000 1,180
China Resources Beer Holdings Co., Ltd. 114,000 923
China Resources Gas Group, Ltd. 756,000 4,096
China Resources Land, Ltd. 324,000 1,519
China Taiping Insurance Holdings Co.,
Ltd. 239,800 445
CITIC, Ltd. 1,043,000 1,098
Galaxy Entertainment Group, Ltd.(Æ) 654,000 5,741
Geely Automobile Holdings, Ltd. 717,000 1,851
Genertec Universal Medical Group Co.,
Ltd.(Þ) 369,500 307
Hong Kong Exchanges & Clearing, Ltd. 10,600 640
Kingboard Holdings, Ltd. 253,000 1,494
Kunlun Energy Co., Ltd. 4,890,000 5,240
Melco Crown Entertainment, Ltd.
- ADR(Æ) 92,127 1,777
PAX Global Technology, Ltd. 612,000 674
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimao Group Holdings, Ltd. 740,500 2,143
Sun Art Retail Group, Ltd. 563,500 519
Techtronic Industries Co., Ltd. 53,000 959
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,974,500 2,597
42,741
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC(Æ) 133,402 921
OTP Bank PLC(Æ) 148,100 6,656
Richter Gedeon Nyrt 6,799 195
7,772
India - 9.0%
ACC, Ltd. 86,485 2,194
Apollo Hospitals Enterprise, Ltd. 46,460 2,003
Apollo Tyres , Ltd.(Æ) 132,390 386
Asian Paints, Ltd. 54,145 1,851
Aurobindo Pharma, Ltd. 35,705 473
Axis Bank, Ltd.(Æ) 258,784 2,496
Bajaj Auto, Ltd. 45,961 2,378
Balrampur Chini Mills, Ltd. Class A 253,773 955
Bharat Electronics, Ltd. 467,060 830
Bharat Petroleum Corp., Ltd. 111,588 634
Bharti Airtel, Ltd. 203,312 1,471
Britannia Industries, Ltd. 10,539 491
Divi's Laboratories, Ltd.(Æ) 62,528 3,428
Dr Reddy's Laboratories, Ltd. 11,889 828
Escorts, Ltd. 143,780 2,170
GAIL India, Ltd. 2,203,805 4,076
Glenmark Pharmaceuticals, Ltd. 162,754 1,267
Godrej Consumer Products, Ltd. 42,663 398
Grasim Industries, Ltd. 39,910 755
HCL Technologies, Ltd. 166,402 2,018
HDFC Bank, Ltd.(Æ) 205,774 3,917
Hero MotoCorp, Ltd. 55,673 2,118
Hindalco Industries, Ltd. 416,775 2,049
Housing Development Finance Corp.,
Ltd. 111,254 3,631
ICICI Bank, Ltd. 1,617,441 13,101
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 150,735 1,062
IndusInd Bank, Ltd. 203,437 2,566
Infosys, Ltd. 230,737 4,216
Infosys, Ltd. - ADR 284,236 5,139
IOL Chemicals and Pharmaceuticals,
Ltd. 22,481 179
JSW Steel, Ltd. 86,586 838
Larsen & Toubro, Ltd. 305,950 5,534
Mahindra & Mahindra, Ltd. 135,025 1,371
Maruti Suzuki India, Ltd. 25,803 2,248
Motherson Sumi Systems, Ltd.(Æ) 150,074 435
Muthoot Finance, Ltd. 14,449 225
NTPC, Ltd. 411,044 568
Oil & Natural Gas Corp., Ltd. 243,924 354
Power Grid Corp. of India, Ltd. 1,398,646 4,148
Reliance Industries, Ltd. 456,823 10,504

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
140 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
State Bank of India 1,572,770 7,500
Sun Pharmaceutical Industries, Ltd. 59,200 522
Tata Consultancy Services, Ltd. 97,656 3,999
Tata Motors, Ltd.(Æ) 295,146 1,158
Tata Steel, Ltd. 185,155 2,580
Tech Mahindra, Ltd. 92,375 1,197
UltraTech Cement, Ltd. 36,946 3,130
United Breweries, Ltd. 74,725 1,222
United Phosphorus, Ltd. 70,330 575
Vedanta, Ltd. 1,001,362 3,462
Wipro, Ltd. 90,578 602
121,252
Indonesia - 1.3%
Astra International Tbk PT 2,802,500 1,064
Bank Central Asia Tbk PT 604,600 1,338
Bank Mandiri Persero Tbk PT 2,196,100 938
Bank Negara Indonesia Persero Tbk PT 4,736,300 1,863
Bank Rakyat Indonesia Persero Tbk PT 22,117,195 6,194
Indofood Sukses Makmur Tbk PT 1,171,500 529
International Nickel Indonesia Tbk
PT(Æ) 1,322,800 421
Semen Indonesia Persero Tbk PT 3,316,081 2,390
Telekomunikasi Indonesia Persero Tbk
PT 15,018,400 3,320
18,057
Japan - 0.1%
Murata Manufacturing Co., Ltd. 14,700 1,167
Tokyo Electron, Ltd. 1,100 485
1,652
Kazakhstan - 0.6%
Halyk Savings Bank of Kazakhstan JSC
- GDR 135,175 1,936
Kaspi.KZ JSC - GDR 66,428 5,658
7,594
Kenya - 0.3%
Equity Group Holdings, Ltd.(Æ) 2,832,500 1,028
Safaricom PLC 9,917,300 3,711
4,739
Kuwait - 0.0%
Mobile Telecommunications Co. KSC 147,620 295
Luxembourg - 0.2%
Allegro.eu SA(Æ)(Þ) 78,295 1,201
InPost SA(Æ) 92,470 1,763
2,964
Malaysia - 0.3%
Hartalega Holdings BHD 376,900 946
Supermax Corp. BHD 1,175,353 1,730
Top Glove Corp. BHD 599,500 828
3,504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 1.7%
America Movil SAB de CV Class L
- ADR 48,084 670
Cemex SAB de CV(Æ) 861,600 684
Cemex SAB de CV - ADR(Æ) 715,863 5,649
Fibra Uno Administracion SA de CV(ö) 385,300 476
Fomento Economico Mexicano SAB de
CV 214,875 1,664
Grupo Aeroportuario del Sureste SAB de
CV Class B 19,140 324
Grupo Cementos de Chihuahua SAB
de CV 150,060 1,066
Grupo Financiero Banorte SAB de CV
Class O 1,028,784 5,854
Grupo Mexico SAB de CV 456,000 2,061
Industrias Bachoco SAB de CV 303,100 1,118
Orbia Advance Corp. SAB de CV 820,400 2,288
Wal-Mart de Mexico SAB de CV 229,120 750
22,604
Morocco - 0.4%
Attijariwafa Bank SA(Æ) 13,824 664
Label'Vie SA 7,009 2,741
Maroc Telecom - ADR 123,993 1,913
5,318
Netherlands - 0.1%
ASML Holding NV 1,466 954
Nigeria - 0.3%
Guaranty Trust Bank PLC 48,905,697 3,601
Pakistan - 0.2%
Lucky Cement, Ltd.(Æ) 239,280 1,306
Meezan Bank, Ltd. 1,840,425 1,298
2,604
Panama - 0.1%
Copa Holdings SA Class A(Æ) 10,224 884
Peru - 0.1%
Credicorp , Ltd.(Æ) 14,843 1,772
Philippines - 0.4%
Ayala Land, Inc. 1,185,300 793
Bank of the Philippine Islands 823,510 1,416
Converge ICT Solutions, Inc.(Æ) 1,719,500 666
Metro Pacific Investments Corp. 5,961,000 501
Metropolitan Bank & Trust Co. - ADR 2,621,000 2,395
SM Investments Corp. 14,265 285
6,056
Poland - 0.5%
Bank Pekao SA(Æ) 130,225 2,749
Dino Polska SA(Æ)(Þ) 36,782 2,389
KGHM Polska Miedz SA(Æ) 32,335 1,657
6,795

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.4%
Banca Transilvania SA 4,269,842 2,595
Fondul Proprietatea SA 8,496,600 3,518
6,113
Russia - 3.7%
Alrosa PJSC 110,500 160
Gazprom PJSC 529,992 1,622
Lukoil PJSC 154,295 11,893
Lukoil PJSC - ADR 57,349 4,384
MMC Norilsk Nickel PJSC - ADR 120,128 4,074
Mobile TeleSystems PJSC - ADR 48,178 408
Novatek PJSC - GDR 2,455 442
Polymetal International PLC 94,278 1,947
Rosneft Oil Co. PJSC 118,810 830
Sberbank of Russia PJSC 2,300,463 9,109
Sberbank of Russia PJSC - ADR 438,788 6,904
Surgutneftegas PJSC - ADR 325,439 1,458
Tatneft PJSC - ADR 8,563 343
X5 Retail Group NV - GDR 102,886 3,158
Yandex NV Class A(Æ) 51,106 3,350
50,082
Saudi Arabia - 0.4%
Al Rajhi Bank 16,438 433
Saudi Basic Industries Corp. 50,282 1,662
Saudi Ceramic Co.(Æ) 47,493 633
Saudi Kayan Petrochemical Co.(Æ) 88,045 427
United Electronics Corp., Inc. 34,303 1,104
United International Transportation Co. 57,626 656
4,915
Singapore - 0.0%
DBS Group Holdings, Ltd. 31,100 699
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 196,574 2,576
South Africa - 1.6%
Absa Group, Ltd.(Æ) 119,404 1,008
African Rainbow Minerals, Ltd. 16,997 318
Anglo American Platinum, Ltd. 14,205 1,947
Barloworld, Ltd. - ADR 178,276 1,176
Bid Corp., Ltd.(Æ) 69,819 1,376
Bidvest Group, Ltd. (The) 135,116 1,561
FirstRand, Ltd. 116,109 408
Impala Platinum Holdings, Ltd. 114,018 2,134
MTN Group, Ltd.(Æ) 185,412 1,173
Naspers, Ltd. Class N 26,965 6,160
Nedbank Group, Ltd.(Æ) 47,767 487
Northam Platinum, Ltd.(Æ) 43,056 742
Sasol, Ltd. - ADR(Æ) 41,357 693
Shoprite Holdings, Ltd. - ADR 206,385 2,057
Standard Bank Group, Ltd. 56,761 462
21,702
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 15.6%
Com2uSCorp 8,559 1,133
DoubleUGames Co., Ltd. 4,655 266
GS Home Shopping, Inc. 2,492 333
Hana Financial Group, Inc. 459,940 18,858
Hansol Chemical Co., Ltd. 3,409 757
Hanwha Solutions Corp.(Æ) 13,777 569
Hyundai Glovis Co., Ltd. 2,830 487
Hyundai Home Shopping Network Corp. 6,267 444
Hyundai Mobis Co., Ltd. 19,916 4,816
Hyundai Motor Co. 39,034 7,402
Hyundai Steel Co. 13,082 651
Kakao Corp. 19,362 1,970
KB Financial Group, Inc. 294,423 14,466
Kia Motors Corp. 128,966 8,898
Korea Electric Power Corp. 23,017 489
Korea Petrochemical Industries Co., Ltd. 7,219 2,037
KT&G Corp. 12,327 914
Kumho Petrochemical Co., Ltd. 7,854 1,830
LG Chem , Ltd. 13,854 11,577
LG Corp. Class H 10,022 1,140
LG Electronics, Inc. Class H 27,877 3,933
LG Innotek Co., Ltd. 1,842 332
Lotte Chemical Corp. 2,406 655
NAVER Corp. 17,718 5,709
NCSoft Corp. 2,058 1,532
NICE Information Service Co., Ltd. 25,996 511
Orion Corp. 19,237 2,019
POSCO 18,115 5,916
Samsung Biologics Co., Ltd.(Æ)(Þ) 635 458
Samsung C&T Corp. 6,793 828
Samsung Electro-Mechanics Co., Ltd. 11,358 1,816
Samsung Electronics Co., Ltd. 885,323 64,694
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 502
Samsung Life Insurance Co., Ltd. 9,748 715
Samsung Securities Co., Ltd. 22,857 874
Samsung Techwin Co., Ltd. 12,266 424
Shinhan Financial Group Co., Ltd. 212,824 7,645
SK Holdings Co., Ltd. 3,936 973
SK Hynix, Inc. 225,824 25,855
SK Innovation Co., Ltd.(Æ) 5,806 1,406
SK Telecom Co., Ltd. 10,868 2,960
UNID Co., Ltd. 4,072 314
Woori Financial Group, Inc. 173,676 1,669
210,777
Sri Lanka - 0.1%
John Keells Holdings PLC 1,322,861 944
Taiwan - 13.8%
Accton Technology Corp. 175,000 1,990
Airtac International Group 76,000 3,237
ASE Technology Holding Co., Ltd. 1,683,000 7,192
Asia Cement Corp. 324,000 578
Asustek Computer, Inc. 74,000 1,000
AU Optronics Corp. 1,406,000 1,684

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
142 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Catcher Technology Co., Ltd. 78,000 550
Cathay Financial Holding Co., Ltd. 932,000 1,754
China Development Financial Holding
Corp. 1,630,000 764
China Steel Corp. Class H 1,280,000 1,797
Chipbond Technology Corp. 108,000 298
Compal Electronics, Inc. 621,000 554
CTBC Financial Holding Co., Ltd. 2,760,200 2,250
Delta Electronics, Inc. 137,000 1,496
Eclat Textile Co., Ltd. 100,000 1,926
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,435,000 4,105
Far Eastern New Century Corp. 388,000 461
First Financial Holding Co., Ltd. 666,025 546
Formosa Chemicals & Fibre Corp. 350,000 1,136
Fubon Financial Holding Co., Ltd. 2,434,000 5,629
Globalwafers Co., Ltd. 9,000 281
Hon Hai Precision Industry Co., Ltd. 2,147,516 8,989
Innolux Corp.(Æ) 2,303,000 2,501
International Games System Co., Ltd. 20,000 557
King Yuan Electronics Co., Ltd.(Æ) 441,000 787
Largan Precision Co., Ltd. 19,000 2,110
Lite-On Technology Corp. 256,107 588
Makalot Industrial Co., Ltd. 159,000 1,396
MediaTek , Inc. 335,000 14,370
Nan Ya Plastics Corp. 213,000 671
Nanya Technology Corp. 1,951,000 6,443
Nien Made Enterprise Co., Ltd. 61,000 984
Novatek Microelectronics Corp. 28,000 632
Parade Technologies, Ltd. 38,000 1,900
Pegatron Corp. 258,000 679
Quanta Computer, Inc. 320,000 1,125
Realtek Semiconductor Corp. 182,000 3,498
SEA, Ltd. - ADR(Æ) 3,195 807
Silergy Corp. 8,000 848
Silicon Motion Technology Corp. - ADR 10,688 768
Simplo Technology Co., Ltd. 30,000 405
SinoPac Financial Holdings Co., Ltd. 1,161,755 552
Taiwan Cement Corp. 521,724 976
Taiwan Cooperative Financial Holding
Co., Ltd. 1,065,117 817
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,347,000 72,528
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 18,995 2,217
Tong Hsing Electronic Industries, Ltd. 298,000 2,075
Uni -President Enterprises Corp. 1,641,000 4,426
United Microelectronics Corp. 4,472,000 9,186
United Microelectronics Corp. - ADR(Ñ) 56,828 564
Vanguard International Semiconductor
Corp. 83,000 358
Yuanta Financial Holding Co., Ltd. 3,487,400 3,238
186,223
Tanzania, United Republic of - 0.3%
AngloGold Ashanti, Ltd. - ADR 178,392 3,671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 1.1%
Airports of Thailand PCL 270,200 537
Charoen Pokphand Foods PCL 4,592,900 4,274
Com7 PCL Class F 220,700 522
CP ALL PCL 282,700 567
Kasikornbank PCL 757,400 3,232
PTT Exploration & Production PCL 810,900 3,094
Sri Trang Gloves (Thailand) PLC 253,600 360
Thai Beverage PCL 2,702,900 1,453
Tisco Financial Group PCL 91,700 273
14,312
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 515
Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS 652,000 1,499
Ford Otomotiv Sanayi AS 101,533 2,155
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS Class D(Æ) 443,156 383
4,037
United Kingdom - 0.2%
Antofagasta PLC 123,896 3,195
United States - 0.5%
Autohome , Inc. - ADR 6,570 609
Citigroup, Inc. 5,990 427
Estee Lauder Cos., Inc. (The) Class A 1,851 581
Fabrinet (Æ) 13,920 1,192
NetEase , Inc. - ADR 24,527 2,749
NVIDIA Corp. 2,206 1,324
6,882
Vietnam - 2.0%
Asia Commercial Bank Joint Stock
Bank(Æ) 422,500 635
Bank for Foreign Trade of Vietnam JSC 179,200 778
FPT Corp. 1,247,174 4,359
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 1,000,000 1,182
Hoa Phat Group JSC 984,978 2,472
Masan Group Corp. 240,000 1,013
Military Commercial Joint Stock
Bank(Æ) 2,635,247 3,454
Mobile World Investment Corp. 1,406,213 8,571
Vietnam Dairy Products JSC 302,800 1,225
Vietnam Technological & Commercial
Joint Stock Bank(Æ) 50,000 89
Vincom Retail JSC(Æ) 2,535,300 3,472
27,250
Zambia - 0.3%
First Quantum Minerals, Ltd. 153,630 3,541
Total Common Stocks
(cost $807,016) 1,248,515

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 2.3%
Brazil - 2.0%
Banco Bradesco SA(Æ)
2.455% (Ÿ) 1,636,242 7,184
Centrais Eletricas Brasileiras SA
2.685% (Ÿ) 19,200 131
Cia Energetica de Minas Gerais
7.159% (Ÿ) 290,700 741
Gerdau SA
2.359% (Ÿ) 256,300 1,567
Itau Unibanco Holding SA
2.094% (Ÿ) 1,201,342 6,088
Itausa SA
2.458% (Ÿ) 365,246 676
Petroleo Brasileiro SA
2.997% (Ÿ) 2,350,500 10,222
26,609
Russia - 0.1%
Surgutneftegas OJSC
2.156% (Ÿ) 2,019,638 1,150
South Korea - 0.2%
Samsung Electronics Co., Ltd.
4.062% (Ÿ) 59,413 3,899
Total Preferred Stocks
(cost $29,139) 31,658
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 44,847,281 (∞) 44,838
Total Short-Term Investments
(cost $44,838) 44,838
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 2,015,577 (∞) 2,016
Total Other Securities
(cost $2,016) 2,016
Total Investments - 98.3%
(identified cost $883,022) 1,327,031
Other Assets and Liabilities, Net
- 1.7%
23,020
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
1,350,051

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
144 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.1%
3SBio, Inc. 06/18/19 HKD 781,000 1.64 1,285
740
A-Living Services Co., Ltd. 06/18/19 HKD 690,500 1.61 1,114
3,172
Allegro.eu SA 10/21/20 PLN 78,295 19.98 1,565
1,201
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0.50 495
361
Cheerwin Group, Ltd. 03/17/21 HKD 656,000 1.12 737
686
China Feihe , Ltd. 09/02/20 HKD 58,000 1.97 114
166
China International Capital Corp., Ltd. 10/28/20 HKD 464,400 2.37 1,099
1,163
Dino Polska SA 06/18/19 PLN 36,782 34.65 1,275
2,389
Ganfeng Lithium Co., Ltd. 02/03/21 HKD 45,800 16.44 753
612
Genertec Universal Medical Group Co., Ltd. 03/17/21 HKD 369,500 0.81 299
307
Hapvida Participacoes e Investimentos SA 10/28/20 BRL 125,000 2.24 281
332
Huatai Securities Co., Ltd. 07/02/19 HKD 1,240,400 1.77 2,191
1,771
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 150,735 5.84 880
1,062
JW (Cayman) Therapeutics Co., Ltd 11/11/20 HKD 359,000 3.78 1,358
1,497
Kuaishou Technology 02/17/21 HKD 47,200 51.95 2,452
1,588
Longfor Group Holdings, Ltd. 11/19/18 HKD 489,000 3.62 1,772
3,039
Meituan-Dianping 07/08/20 HKD 149,500 32.61 4,876
5,692
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2.84 1,479
1,184
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 147,500 5.27 777
3,045
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 1,045,000 0.79 826
678
Samsung Biologics Co., Ltd. 03/03/20 KRW 635 361.84 230
458
Shimao Services Holdings, Ltd. 11/04/20 HKD 991,000 1.97 1,952
2,571
WH Group, Ltd. 09/22/15 HKD 2,974,500 0.69 2,063
2,597
WuXi AppTec Co., Ltd. 02/20/19 HKD 214,236 7.32 1,569
5,049
WuXi Biologics (Cayman), Inc. 10/28/20 57,500 9.64 554
807
Yadea Group Holdings, Ltd. 03/17/21 HKD 130,000 2.49 324 283
42,450
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE China A50 Index Futures 497 USD 8,587 05/21
79
FTSE Taiwan Index Futures 136 USD 8,417 05/21
56
KOSPI2 Index Futures 52 KRW 5,487,299 06/21
219
MSCI China Free Index Futures 756 USD 45,209 06/21
(1,329)
MSCI Emerging Markets Index Futures 826 USD 55,202 06/21 (114)
Short Positions
MSCI Emerging Markets Index Futures 992 USD 66,295 06/21 (152)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,241)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 254 HKD 1,970 05/03/21 —
Bank of America USD 132 HKD 1,025 05/04/21 —
Bank of America GBP 22 USD 31 05/04/21 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 145
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America ZAR 8,940 USD 624 05/03/21 8
Citigroup USD 6,891 CNY 45,380 06/16/21 95
Citigroup GBP 63 USD 87 05/05/21 —
State Street EGP 67 USD 4 05/04/21 —
State Street KRW 11,000,000 USD 9,723 06/16/21 (116)
State Street MAD 6,893 USD 774 05/03/21 3
State Street TWD 13,163 USD 472 05/03/21 1
UBS USD 13,717 KRW 15,650,000 06/16/21 282
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 273
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 2,487 $ — $ —
$ —
$ 2,487 0.2
Australia — 2,347 —
—
2,347 0.2
Bangladesh — 7,128 —
—
7,128 0.5
Bermuda — 3,576 —
—
3,576 0.3
Brazil 51,469 — —
—
51,469 3.8
Canada 1,381 — —
—
1,381 0.1
Cayman Islands 686 1,871 —
—
2,557 0.2
Chile 741 — —
—
741 0.1
China 60,613 293,080 —
—
353,693 26.2
Egypt — 4,262 —
—
4,262 0.3
France — 1,914 —
—
1,914 0.1
Georgia — 1,405 —
—
1,405 0.1
Greece — 2,906 —
—
2,906 0.2
Guernsey — 4,057 —
—
4,057 0.3
Hong Kong 1,777 40,895 69
—
42,741 3.2
Hungary — 7,772 —
—
7,772 0.6
India 5,139 116,113 —
—
121,252 9.0
Indonesia — 18,057 —
—
18,057 1.3
Japan — 1,652 —
—
1,652 0.1
Kazakhstan — 7,594 —
—
7,594 0.6
Kenya — 4,739 —
—
4,739 0.3
Kuwait — 295 —
—
295 — *
Luxembourg — 2,964 —
—
2,964 0.2

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
146 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Malaysia — 3,504 —
—
3,504 0.3
Mexico 22,604 — —
—
22,604 1.7
Morocco — 5,318 —
—
5,318 0.4
Netherlands — 954 —
—
954 0.1
Nigeria — 3,601 —
—
3,601 0.3
Pakistan — 2,604 —
—
2,604 0.2
Panama 884 — —
—
884 0.1
Peru 1,772 — —
—
1,772 0.1
Philippines — 6,056 —
—
6,056 0.4
Poland — 6,795 —
—
6,795 0.5
Romania — 6,113 —
—
6,113 0. 4
Russia 3,758 46,324 —
—
50,082 3.7
Saudi Arabia — 4,915 —
—
4,915 0.4
Singapore — 699 —
—
699 — *
Slovenia — 2,576 —
—
2,576 0.2
South Africa — 21,702 —
—
21,702 1.6
South Korea — 210,777 —
—
210,777 15.6
Sri Lanka — 944 —
—
944 0.1
Taiwan 4,356 181,867 —
—
186,223 13.8
Tanzania, United Republic of 3,671 — —
—
3,671 0.3
Thailand — 14,312 —
—
14,312 1.1
Togo — 515 —
—
515 — *
Turkey — 4,037 —
—
4,037 0.3
United Kingdom — 3,195 —
—
3,195 0.2
United States 6,882 — —
—
6,882 0.5
Vietnam — 27,250 —
—
27,250 2.0
Zambia 3,541 — —
—
3,541 0.3
Preferred Stocks 26,609 5,049 — — 31,658 2.3
Long-Term Investments — 4 — — 4 — *
Short-Term Investments — — — 44,838 44,838 3.3
Other Securities — — — 2,016 2,016 0.2
Total Investments 198,370 1,081,738 69 46,854 1,327,031 98.3
Other Assets and Liabilities, Net
1.7
100.0
Other Financial Instruments
Assets
Futures Contracts 354 — — — 354 —*
Foreign Currency Exchange Contracts 12 377 — — 389 —*

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 147
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Futures Contracts (1,595) — — — (1,595) (0.1)
Foreign Currency Exchange Contracts — (116) — — (116) (—) *
Total Other Financial Instruments
**
$ (1,229) $ 261 $ — $ — $ (968)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
132,505
Consumer Staples ...................................................................
50,232
Energy ....................................................................................
53,779
Financial Services ...................................................................
307,864
Health Care .............................................................................
36,776
Materials and Processing ........................................................
139,260
Producer Durables ..................................................................
68,590
Technology ..............................................................................
412,947
Utilities ...................................................................................
46,562
Preferred Stocks
Energy ....................................................................................
11,372
Financial Services ...................................................................
13,948
Materials and Processing ........................................................
1,567
Technology ..............................................................................
3,899
Utilities ...................................................................................
872
Long-Term Investments .................................................................
4
Short-Term Investments ................................................................
44,838
Other Securities ...........................................................................
2,016
Total Investments .................................................................... 1,327,031

See accompanying notes which are an integral part of the financial statements.
148 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 389
Variation margin on futures contracts* 354 —
Total
$ 354 $ 389
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,595 $ —
Unrealized depreciation on foreign currency exchange contracts — 116
Total
$ 1,595 $ 116
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 12,949 $ —
Foreign currency exchange contracts — 142
Total
$ 12,949 $ 142
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3,041) $ —
Foreign currency exchange contracts — (498)
Total
$ (3,041) $ (498)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 149
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,870 $ — $ 1,870
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 389 — 389
Total Financial and Derivative Assets
2,259 — 2,259
Financial and Derivative Assets not subject to a netting agreement
(12) — (12)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,247 $ — $ 2,247
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 648 $ — $ 261 $ 387
HSBC
1,317 — 93 1,224
UBS
282 — 270 12
Total
$ 2,247 $ — $ 624 $ 1,623

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
150 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 116 $ — $ 116
Total Financial and Derivative Liabilities
116 — 116
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 116 $ — $ 116
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 116 $ — $ — $ 116
Total
$ 116 $ — $ — $ 116
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 151
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 883,022
Investments, at fair value(*)(>) ......................................................................................................................................................
1,327,031
Foreign currency holdings(^) ......................................................................................................................................................... 9,540
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 389
Receivables:
Dividends and interest ....................................................................................................................................................... 1 , 495
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 2,132
Fund shares sold ................................................................................................................................................................ 1,090
Foreign capital gains taxes recoverable ............................................................................................................................. 38
From broker(a) ................................................................................................................................................................... 25,344
Prepaid expenses ........................................................................................................................................................................... 15
Total assets .................................................................................................................................................
1,36 7 , 076
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 2
Due to broker ( b ) ................................................................................................................................................................. 270
Investments purchased ...................................................................................................................................................... 2,347
Fund shares redeemed ....................................................................................................................................................... 527
Accrued fees to affiliates .................................................................................................................................................... 1,271
Other accrued expenses ..................................................................................................................................................... 949
Variation margin on futures contracts ................................................................................................................................. 1,234
Deferred capital gains tax liability ..................................................................................................................................... 2,728
Other Payable .................................................................................................................................................................... 5,565
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 116
Payable upon return of securities loaned ....................................................................................................................................... 2,016
Total liabilities .............................................................................................................................................
17 , 025
Net Assets ............................................................................................................................................................
$ 1,350,051

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
152 Emerging Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 507,463
Shares of beneficial interest ...........................................................................................................................................................
594
Additional paid-in capital ..............................................................................................................................................................
841,994
Net Assets ............................................................................................................................................................
$ 1,350,051
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 22.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 23.97
Class A — Net assets ............................................................................................................................................................. $ 14,030,929
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 621,124
Net asset value per share: Class C(#) .............................................................................................................................................
$ 20.90
Class C — Net assets ............................................................................................................................................................. $ 6,707,705
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 320,985
Net asset value per share: Class M(#) ............................................................................................................................................
$ 22.73
Class M — Net assets ............................................................................................................................................................ $ 154,312,759
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,790,123
Net asset value per share: Class R6(#) ...........................................................................................................................................
$ 22.80
Class R6 — Net assets ........................................................................................................................................................... $ 1,932,624
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 84,759
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 22.75
Class S — Net assets ............................................................................................................................................................. $ 1,073,561,624
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 47,184,742
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 22.78
Class Y — Net assets ............................................................................................................................................................. $ 99,505,797
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,368,034
Amounts in thousands
(^)     Foreign currency holdings - cost $ 10,473
(*)     Securities on loan included in investments $ 1,870
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 46,854
(a)     Receivable from Broker for Futures $ 25,344
(b)      Due to Broker for Forwards $ 270
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 153
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 13,822
Dividends from affiliated funds ......................................................................................................................................... 17
Interest .............................................................................................................................................................................. 28
Securities lending income (net) ......................................................................................................................................... 17
Less foreign taxes withheld ............................................................................................................................................... (2,056)
Total investment income ...............................................................................................................................................................
11 , 828
Expenses
Advisory fees .................................................................................................................................................................... 8,764
Administrative fees ........................................................................................................................................................... 373
Custodian fees ................................................................................................................................................................... 616
Distribution fees - Class A ................................................................................................................................................ 17
Distribution fees - Class C ................................................................................................................................................ 25
Transfer agent fees - Class A ............................................................................................................................................. 14
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 159
Transfer agent fees - Class R6 ........................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 1,141
Transfer agent fees - Class Y ............................................................................................................................................. 5
Professional fees ............................................................................................................................................................... 122
Registration fees ............................................................................................................................................................... 61
Shareholder servicing fees - Class C ................................................................................................................................. 8
Trustees’ fees .................................................................................................................................................................... 33
Printing fees ...................................................................................................................................................................... 97
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 11,460
Expense reductions ........................................................................................................................................................... (2,442)
Net expenses .................................................................................................................................................................................
9,018
Net investment income (loss) ........................................................................................................................................................
2,810
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 1 27 , 80 7
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 12,949
Foreign currency exchange contracts ................................................................................................................................ 142
Foreign currency-related transactions ............................................................................................................................... (361)
Net realized gain (loss) ..................................................................................................................................................................
14 0 , 536
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 203,180
Futures contracts .............................................................................................................................................................. (3,041)
Foreign currency exchange contracts ................................................................................................................................ (498)
Foreign currency-related transactions ............................................................................................................................... (144)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 199,497
Net realized and unrealized gain (loss) ......................................................................................................................................... 34 0 , 033
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 342,843

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
154 Emerging Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,810 $ 15,948
Net realized gain (loss) ...................................................................................................................... 140,536 (36,832)
Net change in unrealized appreciation (depreciation) ....................................................................... 199,497 21,030
Net increase (decrease) in net assets from operations ............................................................................. 342,843 146
Distributions
To shareholders
Class A .......................................................................................................................................... (52) (322)
Class C .......................................................................................................................................... — (118)
Class E(1) ...................................................................................................................................... — (43)
Class M ......................................................................................................................................... (1,021) (3,425)
Class R6 ........................................................................................................................................ (13) (62)
Class S ........................................................................................................................................... (6,896) (34,767)
Class Y .......................................................................................................................................... (1,755) (6,837)
Net decrease in net assets from distributions .......................................................................................... (9,737) (45,574)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (371,769) (263,412)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(38,663) (308,840)
Net Assets
Beginning of period .................................................................................................................................
1,388,714 1,697,554
End of period ..........................................................................................................................................
$ 1,350,051 $ 1,388,714

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 155
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 815 134 $ 2,447
Proceeds from reinvestment of distributions 3 51 16 320
Payments for shares redeemed (83) (1,815) (228) (3,956)
Net increase (decrease)
(43) (949) (78) (1,189)
Class C
Proceeds from shares sold 9 187 34 562
Proceeds from reinvestment of distributions — — 7 118
Payments for shares redeemed (48) (958) (167) (2,713)
Net increase (decrease)
(39) (771) (126) (2,033)
Class E(1)
Proceeds from shares sold — — 16 274
Proceeds from reinvestment of distributions — — 2 41
Payments for shares redeemed — — (123) (2,203)
Net increase (decrease)
— — (105) (1,888)
Class M
Proceeds from shares sold 2,896 63,513 3,000 53,148
Proceeds from reinvestment of distributions 49 1,021 177 3,424
Payments for shares redeemed (2,177) (48,655) (2,291) (38,294)
Net increase (decrease)
768 15,879 886 18,278
Class R6
Proceeds from shares sold 8 172 31 571
Proceeds from reinvestment of distributions 1 13 3 62
Payments for shares redeemed (9) (183) (54) (971)
Net increase (decrease)
—** 2 (20) (338)
Class S
Proceeds from shares sold 2,481 54,634 13,524 237,352
Proceeds from reinvestment of distributions 327 6,868 1,783 34,600
Payments for shares redeemed (13,018) (288,213) (25,160) (438,423)
Net increase (decrease)
(10,210) (226,711) (9,853) (166,471)
Class Y
Proceeds from shares sold 321 7,359 1,748 29,952
Proceeds from reinvestment of distributions 84 1,755 352 6,837
Payments for shares redeemed (7,482) (168,333) (8,042) (146,560)
Net increase (decrease)
(7,077) (159,219) (5,942) (109,771)
Total increase (decrease)
(16,601) $ (371,769) (15,238) $ (263,411)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
156 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 18.13 .0 1 4. 53 4.54 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
October 31, 2016 15.09 .11 1.31 1.42 — —
Class C
April 30, 2021* 16.77 (. 06 ) 4. 19 4.13 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
October 31, 2017 15.30 (.01) 3.88 3.87 (.02) —
October 31, 2016 14.09 —(f) 1.21 1.21 — —
Class M
April 30, 2021* 18.27 .0 5 4. 56 4.61 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
October 31, 2017(5) 17.92 .04 2.90 2.94 — —
Class R6
April 30, 2021* 18.33 .0 6 4. 56 4.62 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
October 31, 2016(1) 13.39 .16 3.13 3.29 — —
Class S
April 30, 2021* 18.28 .04 4. 56 4.60 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
October 31, 2016 15.20 .15 1.32 1.47 (.02) —
Class Y
April 30, 2021* 18.32 .0 5 4. 57 4.62 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —
October 31, 2016 15.24 .18 1.31 1.49 (.05) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 157
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.08) 22.59 25.07 14,031 1.76 1.45 . 10 29
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
— 16.51 9.41 17,353 1.78 1.76 .75 68
— 20.90 24.55 6,708 2.51 2.20 (. 65 ) 29
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
— 15.30 8.59 17,641 2.53 2.51 (.03) 68
(.15) 22.73 25.29 154,313 1.51 1.10 . 46 29
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(.15) 22.80 25.30 1,932 1.36 1.05 . 53 29
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
— 16.68 24.57 240 1.39 1.34 1.48 68
(.13) 22.75 25.20 1,073,561 1.51 1.20 .3 5 29
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(.02) 16.65 9.68 1,709,494 1.53 1.51 .99 68
(.16) 22.78 25.30 99,506 1.31 1.02 . 44 29
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50
(.05) 16.68 9.86 499,476 1.33 1.31 1.20 68

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
158 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,016,977
Administration fees 59,009
Distribution fees 6,977
Shareholder servicing fees 1,370
Transfer agent fees 179,960
Trustee fees 6,953
$ 1,271,246
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,006 $ 45,525 $ 50,515 $ — $ — $ 2,016 $ 4 $ —
U.S. Cash Management Fund 32,080 754,531 741,772 (1) — 44,838 17 —
$ 39,086 $ 800,056 $ 792,287 $ (1) $ — $ 46,854 $ 21 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 912,147,353 $ 456,999,126 $ (43,083,943) $ 413,915,183

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Managed U.S. Large Cap Fund 159
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,270.60 $ 1,018.99
Expenses Paid During Period* $ 6.59 $ 5.86
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,265.70 $ 1,015.27
Expenses Paid During Period* $ 10.79 $ 9.59
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,272.90 $ 1,020.73
Expenses Paid During Period* $ 4.62 $ 4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
160 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,272.00 $ 1,020.23
Expenses Paid During Period* $ 5.18 $ 4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 13.8%
Advance Auto Parts, Inc. 9,135 1,828
Amazon.com, Inc.(Æ) 54,282 188,217
AutoZone, Inc.(Æ) 4,073 5,963
Best Buy Co., Inc. 44,114 5,129
Capri Holdings, Ltd.(Æ) 339,108 18,678
Charter Communications, Inc. Class A(Æ) 16,698 11,245
Comcast Corp. Class A 442,731 24,859
Costco Wholesale Corp. 65,676 24,437
DISH Network Corp. Class A(Æ) 183,200 8,206
Dollar General Corp. 5,400 1,160
Dollar Tree, Inc.(Æ) 53,466 6,143
DR Horton, Inc. 15,748 1,548
eBay, Inc. 26,648 1,487
Expedia Group, Inc.(Æ) 5,900 1,040
Ford Motor Credit Co. LLC(Æ) 577,447 6,664
Fox Corp. Class A 190,144 7,115
Garmin, Ltd. 46,864 6,432
General Motors Co.(Æ) 29,701 1,699
Home Depot, Inc. (The) 75,922 24,574
Lennar Corp. Class A 81,138 8,406
Lennar Corp. Class B 56 5
Lowe's Cos., Inc. 185,439 36,392
McDonald's Corp. 5,663 1,337
Mohawk Industries, Inc.(Æ) 63,981 13,148
Netflix, Inc.(Æ) 62,099 31,886
Nike, Inc. Class B 489,751 64,951
nVent Electric PLC 6,066 185
O'Reilly Automotive, Inc.(Æ) 39,735 21,969
PulteGroup, Inc. 44,100 2,607
Ross Stores, Inc. 53,782 7,042
Royal Caribbean Cruises, Ltd.(Æ) 10,518 915
Starbucks Corp. 215,173 24,635
Target Corp. 136,701 28,333
Tesla, Inc.(Æ) 23,166 16,435
TJX Cos., Inc. (The) 324,871 23,066
Ulta Beauty, Inc.(Æ) 13,081 4,308
VF Corp. 26,000 2,279
ViacomCBS , Inc. Class B 23,776 975
Walmart, Inc. 175,381 24,538
Walt Disney Co. (The)(Æ) 107,081 19,919
Whirlpool Corp. 35,905 8,490
Wyndham Hotels & Resorts, Inc. 59,865 4,377
Yum China Holdings, Inc. 29,534 1,858
Yum! Brands, Inc. 409,470 48,940
743,420
Consumer Staples - 3.8%
Archer-Daniels-Midland Co. 26,319 1,662
Clorox Co. (The) 8,673 1,583
Coca-Cola Co. (The) 222,093 11,989
Coca-Cola European Partners PLC 386,780 21,977
Colgate-Palmolive Co. 61,225 4,941
Constellation Brands, Inc. Class A 26,679 6,411
CVS Health Corp. 293,378 22,414
Estee Lauder Cos., Inc. (The) Class A 15,812 4,962
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Mills, Inc. 30,681 1,867
Hershey Co. (The) 4,970 817
Hormel Foods Corp. 6,896 319
Keurig Dr Pepper, Inc. 79,241 2,841
Kimberly-Clark Corp. 6,887 918
Kroger Co. (The) 28,838 1,054
Molson Coors Beverage Co. Class B(Æ) 509,659 28,005
Mondelez International, Inc. Class A 453,704 27,589
Monster Beverage Corp.(Æ) 7,365 715
PepsiCo, Inc. 131,961 19,023
Philip Morris International, Inc. 112,654 10,702
Procter & Gamble Co. (The) 165,500 22,081
Sysco Corp. 51,834 4,392
Unilever PLC - ADR 113,321 6,654
202,916
Energy - 1.7%
Chevron Corp. 77,606 7,999
Diamondback Energy, Inc. 90,098 7,364
Exxon Mobil Corp. 126,962 7,267
Hess Corp. 237,512 17,697
Marathon Petroleum Corp. 3,280 183
Phillips 66 189,538 15,336
Pioneer Natural Resources Co. 218,853 33,665
Valero Energy Corp. 43,643 3,228
92,739
Financial Services - 18.4%
American Express Co. 394,878 60,554
American Tower Corp.(ö) 89,691 22,851
Ameriprise Financial, Inc. 5,878 1,519
Aon PLC Class A 92,973 23,377
Arthur J Gallagher & Co. 28,088 4,071
Assurant, Inc. 59,987 9,334
AvalonBay Communities, Inc.(ö) 5,000 960
Bank of America Corp. 820,165 33,241
Berkshire Hathaway, Inc. Class B(Æ) 181,030 49,774
Capital One Financial Corp. 147,276 21,956
Charles Schwab Corp. (The) 44,438 3,128
Chubb, Ltd. 239,884 41,162
Citigroup, Inc. 93,144 6,636
Citizens Financial Group, Inc. 497,247 23,013
CME Group, Inc. Class A 2,510 507
Corporate Office Properties Trust(ö) 67,641 1,897
Equinix , Inc.(ö) 45,513 32,804
Everest Re Group, Ltd. 900 249
Fifth Third Bancorp 223,451 9,059
First Republic Bank 2,386 437
FleetCor Technologies, Inc.(Æ) 181,850 52,322
Global Payments, Inc. 47,871 10,275
Goldman Sachs Group, Inc. (The) 12,071 4,206
Hartford Financial Services Group, Inc. 55,496 3,661
Healthpeak Properties, Inc.(ö) 330,214 11,340
Huntington Bancshares, Inc. 831,115 12,733
Intercontinental Exchange, Inc. 163,857 19,288
JPMorgan Chase & Co. 294,374 45,278

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
162 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KeyCorp 472,418 10,280
Kimco Realty Corp.(ö) 434,379 9,122
Markel Corp.(Æ) 9,476 11,148
MasterCard, Inc. Class A 83,464 31,888
MetLife, Inc. 171,966 10,942
MGM Growth Properties LLC Class A(ö) 13,400 483
Moody's Corp. 58,542 19,126
Morgan Stanley 161,650 13,344
Northern Trust Corp. 151,408 17,230
PayPal Holdings, Inc.(Æ) 346,434 90,865
PNC Financial Services Group, Inc. (The) 22,409 4,189
Progressive Corp. (The) 96,437 9,715
Prologis, Inc.(ö) 57,326 6,680
Prudential Financial, Inc. 67,246 6,749
Public Storage(ö) 26,394 7,421
Raymond James Financial, Inc. 6,917 905
Regions Financial Corp. 661,387 14,418
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,604
SVB Financial Group(Æ) 1,867 1,068
Synchrony Financial 264,937 11,588
T. Rowe Price Group, Inc. 21,702 3,889
Torchmark Corp.(Æ) 60,409 6,191
Truist Financial Corp. 187,233 11,105
US Bancorp 442,325 26,252
Visa, Inc. Class A 342,775 80,058
Voya Financial, Inc. 21,215 1,439
Wells Fargo & Co. 1,174,500 52,911
Welltower , Inc.(ö) 91,405 6,858
Zions Bancorp NA 239,380 13,357
988,457
Health Care - 12.7%
Abbott Laboratories 466,416 56,006
AbbVie, Inc. 134,579 15,006
Alexion Pharmaceuticals, Inc.(Æ) 34,295 5,785
Amgen, Inc. 53,187 12,746
Anthem, Inc.(Æ) 58,028 22,015
Baxter International, Inc. 15,579 1,335
Becton Dickinson and Co. 44,296 11,021
Biogen, Inc.(Æ) 11,230 3,002
Boston Scientific Corp.(Æ) 131,117 5,717
Bristol Myers Squibb Co. 113,454 7,082
Cerner Corp. 88,688 6,656
Cigna Corp. 222,208 55,331
Eli Lilly & Co. 57,295 10,472
Henry Schein, Inc.(Æ) 114,024 8,267
Humana, Inc. 17,246 7,679
Illumina, Inc.(Æ) 69,090 27,141
Intuitive Surgical, Inc.(Æ) 63,012 54,505
IQVIA, Inc.(Æ) 36,189 8,493
Johnson & Johnson 255,014 41,498
Laboratory Corp. of America Holdings(Æ) 43,950 11,685
McKesson Corp. 76,085 14,271
Medtronic PLC 163,349 21,386
Merck & Co., Inc. 349,639 26,048
Novo Nordisk A/S - ADR 146,069 10,802
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perrigo Co. PLC 104,005 4,330
Pfizer, Inc. 204,057 7,887
Regeneron Pharmaceuticals, Inc.(Æ) 69,827 33,608
Sanofi - ADR 5,860 307
Stryker Corp. 13,945 3,662
Teleflex, Inc. 47,928 20,249
Thermo Fisher Scientific, Inc. 83,852 39,430
UnitedHealth Group, Inc. 294,236 117,340
Vertex Pharmaceuticals, Inc.(Æ) 18,596 4,058
Viatris , Inc. 25,320 337
Zimmer Biomet Holdings, Inc. 35,057 6,211
Zoetis, Inc. Class A 13,700 2,371
683,739
Materials and Processing - 3.9%
Air Products & Chemicals, Inc. 9,859 2,844
Ball Corp. 474,642 44,445
Carrier Global Corp. 231,724 10,099
Celanese Corp. Class A 82,004 12,846
Crown Holdings, Inc. 14,346 1,575
Dow, Inc. 33,546 2,097
DuPont de Nemours, Inc. 308,391 23,780
Ecolab, Inc. 102,635 23,003
Ingevity Corp.(Æ) 4,417 345
International Flavors & Fragrances, Inc. 174,984 24,877
Linde PLC(Æ) 170,265 48,669
Martin Marietta Materials, Inc. 2,605 920
Masco Corp. 34,631 2,212
PPG Industries, Inc. 4,260 729
Rio Tinto PLC - ADR 37,916 3,225
Trane Technologies PLC 42,168 7,330
208,996
Producer Durables - 9.7%
3M Co. 1,700 335
Alaska Air Group, Inc.(Æ) 48,296 3,339
Aptiv PLC(Æ) 80,951 11,648
Boeing Co. (The)(Æ) 202 47
Booz Allen Hamilton Holding Corp. Class A 98,199 8,146
CSX Corp. 63,100 6,357
Danaher Corp. 208,019 52,825
Deere & Co. 68,071 25,244
Eaton Corp. PLC 32,770 4,684
Fortive Corp. 2,085 148
General Dynamics Corp. 108,989 20,733
General Electric Co. 255,750 3,355
Honeywell International, Inc. 137,923 30,762
IHS Markit , Ltd.(Æ) 518,321 55,762
Illinois Tool Works, Inc. 1,831 422
Ingersoll Rand, Inc.(Æ) 376,553 18,605
Jacobs Engineering Group, Inc. 34,336 4,588
Johnson Controls International PLC(Æ) 20,895 1,303
Kansas City Southern 57,146 16,699
L3Harris Technologies, Inc. 82,067 17,171
Lockheed Martin Corp. 8,381 3,189
Mettler -Toledo International, Inc.(Æ) 16,183 21,253

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Norfolk Southern Corp. 42,340 11,823
Northrop Grumman Corp. 31,338 11,107
Old Dominion Freight Line, Inc. 29,611 7,634
Otis Worldwide Corp. 94,005 7,320
PACCAR Financial Corp. 40,168 3,610
Parker-Hannifin Corp. 9,867 3,096
Pentair PLC 6,066 391
S&P Global, Inc. 4,984 1,946
Southwest Airlines Co.(Æ) 147,980 9,290
Square, Inc. Class A(Æ) 52,617 12,882
Stanley Black & Decker, Inc. 142,072 29,376
TE Connectivity, Ltd. 27,015 3,633
Textron, Inc. 302,271 19,418
TopBuild Corp.(Æ) 3,805 846
TransDigm Group, Inc.(Æ) 1,634 1,003
Travel + Leisure Co.(Æ) 52,623 3,396
Union Pacific Corp. 195,351 43,387
United Airlines Holdings, Inc.(Æ) 140,535 7,645
Vontier Corp.(Æ) 834 26
Waste Management, Inc. 4,229 583
Waters Corp.(Æ) 24,577 7,370
Westinghouse Air Brake Technologies Corp. 337,728 27,717
520,114
Technology - 28.8%
Accenture PLC Class A 56,902 16,500
Adobe, Inc.(Æ) 63,544 32,302
Advanced Micro Devices, Inc.(Æ) 174,503 14,243
Allegion PLC 17,438 2,343
Alphabet, Inc. Class A(Æ) 16,294 38,348
Alphabet, Inc. Class C(Æ) 63,653 153,411
Amphenol Corp. Class A 16,272 1,096
Analog Devices, Inc. 65,878 10,090
Apple, Inc. 1,507,766 198,211
Applied Materials, Inc. 109,156 14,486
ASML Holding NV 1,221 791
Autodesk, Inc.(Æ) 190,039 55,474
Automatic Data Processing, Inc. 76,295 14,266
Booking Holdings, Inc.(Æ) 5,511 13,591
Broadcom, Inc. 42,023 19,171
CDK Global Inc. 996 53
Cisco Systems, Inc. 275,826 14,042
Citrix Systems, Inc. 25,203 3,121
Cognizant Technology Solutions Corp. Class
A 67,038 5,390
Corteva , Inc. 642,817 31,344
Dell Technologies, Inc. Class C(Æ) 66,958 6,584
Electronic Arts, Inc. 104,582 14,859
Etsy, Inc.(Æ) 10,246 2,037
F5 Networks, Inc.(Æ) 45,860 8,565
Facebook, Inc. Class A(Æ) 417,846 135,833
Fidelity National Information Services, Inc. 35,385 5,410
Fortinet, Inc.(Æ) 18,106 3,698
Hewlett Packard Enterprise Co. Class H 17,170 275
HP, Inc.(Æ) 96,622 3,296
Intel Corp. 179,965 10,353
International Business Machines Corp. 8,600 1,220
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuit, Inc. 111,133 45,805
KLA Corp. 5,800 1,829
Lam Research Corp. 32,264 20,018
Leidos Holdings, Inc. 154,399 15,638
Lyft, Inc. Class A(Æ) 87,562 4,874
Match Group, Inc.(Æ) 154,432 24,034
Micron Technology, Inc.(Æ) 130,171 11,204
Microsoft Corp. 967,650 244,022
Motorola Solutions, Inc. 95,500 17,983
MSCI, Inc. Class A 71,292 34,632
NVIDIA Corp. 52,133 31,300
NXP Semiconductors NV 10,045 1,934
Oracle Corp. 316,047 23,953
Perspecta , Inc. 10,694 313
Qorvo , Inc.(Æ) 74,161 13,955
QUALCOMM, Inc. 54,875 7,617
Raytheon Technologies Corp.(Æ) 271,127 22,569
Salesforce.com, Inc.(Æ) 328,427 75,643
SAP SE - ADR 59,771 8,364
Seagate Technology PLC 20,124 1,868
Synopsys, Inc.(Æ) 19,663 4,858
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 4,755
Texas Instruments, Inc. 79,192 14,295
VeriSign, Inc.(Æ) 26,379 5,771
Workday, Inc. Class A(Æ) 212,610 52,515
Xilinx, Inc. 187,669 24,014
1,544,166
Utilities - 3.7%
Ameren Corp. 24,712 2,097
American Electric Power Co., Inc. 26,048 2,311
AT&T, Inc. 387,188 12,162
CenterPoint Energy, Inc. 456,067 11,169
Cheniere Energy, Inc.(Æ) 73,004 5,659
CMS Energy Corp. 37,178 2,394
ConocoPhillips Co. 314,943 16,106
Consolidated Edison Co., Inc. 165,494 12,811
Dominion Energy, Inc. 27,634 2,208
DTE Energy Co. 63,544 8,897
Duke Energy Corp. 91,833 9,247
Entergy Corp. 119,535 13,064
Exelon Corp. 430,522 19,347
FirstEnergy Corp. 283,392 10,746
NextEra Energy, Inc. 226,916 17,587
NiSource, Inc. 38,538 1,003
Pinnacle West Capital Corp. 51,219 4,336
PPL Corp. 139,731 4,070
Public Service Enterprise Group, Inc. 14,344 906
RingCentral, Inc. Class A(Æ) 3,253 1,038
Sempra Energy 14,900 2,050
Southern Co. (The) 159 11
T-Mobile USA, Inc.(Æ) 29,604 3,912
Verizon Communications, Inc. 431,230 24,920

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
164 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 137,295 9,789
197,840
Total Common Stocks
(cost $2,500,784) 5,182,387
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 180,964,896
(∞)
180,929
Total Short-Term Investments
(cost $180,929) 180,929
Total Investments - 99.9%
(identified cost $2,681,713) 5,363,316
Other Assets and Liabilities, Net
- 0.1%
5,738
Net Assets - 100.0%
5,369,054

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 165
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 743,420 $ — $ —
$ —
$ 743,420 13.8
Consumer Staples 202,916 — —
—
202,916 3.8
Energy 92,739 — —
—
92,739 1.7
Financial Services 988,457 — —
—
988,457 18.4
Health Care 683,739 — —
—
683,739 12.7
Materials and Processing 208,996 — —
—
208,996 3.9
Producer Durables 520,114 — —
—
520,114 9.7
Technology 1,544,166 — —
—
1,544,166 28.8
Utilities 197,840 — —
—
197,840 3.7
Short-Term Investments — — —
180,929
180,929 3.4
Total Investments 5,182,387 — — 180,929 5,363,316 99.9
Other Assets and Liabilities, Net 0.1
100.0
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
166 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,681,713
Investments, at fair value (>) ...........................................................................................................................................................
5,363,316
Receivables:
Dividends and interest ....................................................................................................................................................... 2,913
Dividends from affiliated funds .......................................................................................................................................... 7
Investments sold ................................................................................................................................................................ 2
Fund shares sold ................................................................................................................................................................ 10,524
Prepaid expenses ........................................................................................................................................................................... 43
Total assets .................................................................................................................................................
5,376,805
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 3,739
Accrued fees to affiliates .................................................................................................................................................... 3,816
Other accrued expenses ..................................................................................................................................................... 196
Total liabilities .............................................................................................................................................
7,751
Net Assets ............................................................................................................................................................
$ 5,369,054

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 167
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2,634,119
Shares of beneficial interest ...........................................................................................................................................................
855
Additional paid-in capital ..............................................................................................................................................................
2,734,080
Net Assets ............................................................................................................................................................
$ 5,369,054
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 62.17
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 65.96
Class A — Net assets ............................................................................................................................................................. $ 91,109,324
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,465,601
Net asset value per share: Class C(#) ............................................................................................................................................. $ 58.54
Class C — Net assets ............................................................................................................................................................. $ 39,791,252
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 679,706
Net asset value per share: Class M(#) ............................................................................................................................................ $ 62.83
Class M — Net assets ............................................................................................................................................................ $ 1,182,717,000
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 18,825,165
Net asset value per share: Class S(#) .............................................................................................................................................. $ 62.86
Class S — Net assets ............................................................................................................................................................. $ 4,055,436,558
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 64,513,204
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 180,929
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
168 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 27,415
Dividends from affiliated funds ......................................................................................................................................... 52
Total investment income ...............................................................................................................................................................
27,467
Expenses
Advisory fees .................................................................................................................................................................... 15,626
Administrative fees ........................................................................................................................................................... 1,150
Custodian fees ................................................................................................................................................................... 146
Distribution fees - Class A ................................................................................................................................................ 100
Distribution fees - Class C ................................................................................................................................................ 137
Transfer agent fees - Class A ............................................................................................................................................ 80
Transfer agent fees - Class C ............................................................................................................................................. 37
Transfer agent fees - Class M ............................................................................................................................................ 954
Transfer agent fees - Class S ............................................................................................................................................. 3,685
Professional fees ............................................................................................................................................................... 137
Registration fees ............................................................................................................................................................... 102
Shareholder servicing fees - Class C ................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 89
Printing fees ...................................................................................................................................................................... 78
Miscellaneous ................................................................................................................................................................... 32
Expenses before reductions .............................................................................................................................................. 22,399
Expense reductions ........................................................................................................................................................... (722)
Net expenses .................................................................................................................................................................................
21,677
Net investment income (loss) ........................................................................................................................................................
5,790
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 82,809
Investments in affiliated funds .......................................................................................................................................... (11)
Net realized gain (loss) ..................................................................................................................................................................
82,798
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 1,032,467
Investments in affiliated funds .......................................................................................................................................... 10
Net change in unrealized appreciation (depreciation) ................................................................................................................... 1,032,477
Net realized and unrealized gain (loss) ......................................................................................................................................... 1,115,275
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 1,121,065

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 169
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,790 $ 22,825
Net realized gain (loss) ...................................................................................................................... 82,798 (62,686)
Net change in unrealized appreciation (depreciation) ....................................................................... 1,032,477 395,557
Net increase (decrease) in net assets from operations ............................................................................. 1,121,065 355,696
Distributions
To shareholders
Class A .......................................................................................................................................... (225) (324)
Class E(1) ...................................................................................................................................... — (2)
Class M ......................................................................................................................................... (5,071) (4,605)
Class S ........................................................................................................................................... (17,203) (25,478)
Net decrease in net assets from distributions .......................................................................................... (22,499) (30,409)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 206,354 148,959
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,304,920 474,246
Net Assets
Beginning of period .................................................................................................................................
4,064,134 3,589,888
End of period ..........................................................................................................................................
$ 5,369,054 $ 4,064,134

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
170 Tax-Managed U.S. Large Cap Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 115 $ 6,661 498 $ 21,086
Proceeds from reinvestment of distributions 4 224 7 324
Payments for shares redeemed (73) (4,114) (208) (9,383)
Net increase (decrease)
46 2,771 297 12,027
Class C
Proceeds from shares sold 63 3,371 205 8,689
Payments for shares redeemed (83) (4,387) (203) (8,795)
Net increase (decrease)
(20) (1,016) 2 (106)
Class E(1)
Proceeds from reinvestment of distributions — — — ** 2
Payments for shares redeemed — — (26) (1,258)
Net increase (decrease)
— — (26) (1,256)
Class M
Proceeds from shares sold 7,410 420,996 5,297 241,114
Proceeds from reinvestment of distributions 91 5,067 96 4,604
Payments for shares redeemed (1,169) (67,542) (3,209) (143,789)
Net increase (decrease)
6,332 358,521 2,184 101,929
Class S
Proceeds from shares sold 6,240 360,948 17,462 795,821
Proceeds from reinvestment of distributions 305 17,080 530 25,269
Payments for shares redeemed (9,340) (531,950) (17,311) (784,725)
Net increase (decrease)
(2,795) (153,922) 681 36,365
Total increase (decrease)
3,563 $ 206,354 3,138 $ 148,959

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
172 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 49.07 (—) (f) 13.26 13.26 (.16) —
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
October 31, 2016 31.76 .22 .40 .62 (.18) —
Class C
April 30, 2021* 46.25 (.20) 12.49 12.29 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
October 31, 2016 30.17 (.02) .39 .37 — —
Class M
April 30, 2021* 49.65 .09 13.42 13.51 (.33) —
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(5) 36.49 .17 3.04 3.21 — —
Class S
April 30, 2021* 49.65 .07 13.40 13.47 (.26) —
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —
October 31, 2016 32.08 .30 .41 .71 (.24) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 173
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.16) 62.17 27.06 91,109 1.18 1.17 (.01) 14
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
(.18) 32.20 2.00 30,087 1.23 1.23 .70 23
— 58.54 26.57 39,791 1.93 1.92 (.76) 14
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
— 30.54 1.23 26,758 1.98 1.98 (.05) 23
(.33) 62.83 27.29 1,182,717 .93 .82 .33 14
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.26) 62.86 27.20 4,055,437 .93 .92 .24 14
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35
(.24) 32.55 2.25 1,724,367 .98 .98 .95 23

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
174 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,781,309
Administration fees 207,620
Distribution fees 42,209
Shareholder servicing fees 8,015
Transfer agent fees 766,975
Trustee fees 10,137
$ 3,816,265
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 91,152 $ 324,678 $ 234,900 $ (11) $ 10 $ 180,929 $ 52 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,684,419,617 $ 2,680,190,871 $ (1,294,414) $ 2,678,896,457

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 175
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,446.10 $ 1,017.46
Expenses Paid During Period* $ 8.98 $ 7.40
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,441.10 $ 1,013.88
Expenses Paid During Period* $ 13.32 $ 10.99
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,448.30 $ 1,019.34
Expenses Paid During Period* $ 6.68 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
176 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,447.60 $ 1,018.84
Expenses Paid During Period* $ 7.28 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 17.5%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 14,360 459
Abercrombie & Fitch Co. Class A(Æ) 21,379 801
AMC Networks, Inc. Class A(Æ)(Ñ) 18,809 946
American Eagle Outfitters, Inc. 186,750 6,456
American Outdoor Brands, Inc.(Æ) 5,336 138
American Public Education, Inc.(Æ) 6,747 206
Aramark Services, Inc. 14,731 573
Audacy , Inc.(Æ) 125,004 605
Bally's Corp.(Æ) 16,594 962
Bassett Furniture Industries, Inc. 22,455 770
Beazer Homes USA, Inc.(Æ) 39,527 882
Bed Bath & Beyond, Inc.(Æ) 27,391 694
Big Lots, Inc. 22,394 1,544
BJ's Restaurants, Inc.(Æ) 11,885 725
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 453
Bloomin ' Brands, Inc.(Æ) 149,667 4,729
Bluegreen Vacations Corp. 24,253 225
Bluegreen Vacations Holding Corp.(Æ) 5,993 111
Boot Barn Holdings, Inc.(Æ) 6,772 478
BorgWarner, Inc. 16,984 825
Boyd Gaming Corp.(Æ) 15,720 1,040
Brinker International, Inc.(Æ) 26,661 1,790
Brunswick Corp. 27,819 2,980
Burlington Stores, Inc.(Æ) 10,156 3,314
Cable One, Inc. 1,352 2,420
Caleres , Inc. 34,500 804
Callaway Golf Co. 14,281 413
Capri Holdings, Ltd.(Æ) 22,242 1,225
Carter's, Inc. 8,753 952
Carvana Co.(Æ) 1,087 310
Central Garden & Pet Co. Class A(Æ) 5,797 286
Century Casinos, Inc.(Æ) 39,565 520
Century Communities, Inc. 18,164 1,343
Cheesecake Factory, Inc. (The)(Æ) 50,186 3,141
Chegg , Inc.(Æ) 37,464 3,384
Churchill Downs, Inc. 5,570 1,178
Cinemark Holdings, Inc.(Æ) 150,526 3,191
Citi Trends, Inc.(Æ) 65,494 6,851
Conn's, Inc.(Æ) 29,533 598
Container Store Group, Inc. (The)(Æ) 58,500 824
Cooper Tire & Rubber Co. 16,993 968
Cooper-Standard Holdings, Inc.(Æ) 12,266 356
Cracker Barrel Old Country Store, Inc. 700 117
Dana Holding Corp. 34,276 867
Darden Restaurants, Inc. 13,243 1,943
Dave & Buster's Entertainment, Inc.(Æ) 52,338 2,390
Deckers Outdoor Corp.(Æ) 9,224 3,120
Del Taco Restaurants, Inc.(Æ) 74,499 849
Delta Apparel, Inc.(Æ) 10,694 364
Dick's Sporting Goods, Inc. 32,474 2,682
Domino's Pizza, Inc. 7,114 3,005
Dorman Products, Inc.(Æ) 13,648 1,354
Ethan Allen Interiors, Inc. 16,761 481
FactSet Research Systems, Inc. 4,286 1,441
First Cash Financial Services, Inc. 9,286 669
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five Below, Inc.(Æ) 27,802 5,596
Fortune Brands Home & Security, Inc. 7,667 805
Fox Factory Holding Corp.(Æ) 21,379 3,276
Genesco, Inc.(Æ) 8,688 434
Gentex Corp. 12,980 457
Gentherm , Inc.(Æ) 38,134 2,715
G-III Apparel Group, Ltd.(Æ) 39,239 1,275
GMS, Inc.(Æ) 8,715 381
Goodyear Tire & Rubber Co. (The)(Æ) 35,099 604
Grand Canyon Education, Inc.(Æ) 15,870 1,719
Gray Television, Inc. 19,718 401
Group 1 Automotive, Inc. 2,622 430
H&R Block, Inc. 5,376 120
Hamilton Beach Brands Holding Co. Class A 22,559 440
Harley-Davidson, Inc. 19,169 927
Hillenbrand, Inc. 10,655 523
Hilton Grand Vacations, Inc.(Æ) 14,163 631
Hooker Furniture Corp. 9,225 346
IAC Interactive Corp.(Æ) 7,177 1,819
iHeartMedia , Inc. Class A(Æ) 19,814 379
International Game Technology PLC(Æ) 47,959 826
Interpublic Group of Cos., Inc. (The) 14,186 450
IntriCon Corp.(Æ) 14,322 331
Jack in the Box, Inc. 2,833 342
John Wiley & Sons, Inc. Class A 27,688 1,577
Kohl's Corp. 26,737 1,568
Kontoor Brands, Inc. 53,770 3,378
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 15,144 545
L Brands, Inc. 27,381 1,804
Laureate Education, Inc. Class A(Æ) 15,582 214
Lee Enterprises, Inc.(Æ) 16,164 483
Leggett & Platt, Inc. 4,525 225
LGI Homes, Inc.(Æ) 2,560 424
Liberty Braves Group Class C(Æ) 35,107 972
Liberty Broadband Corp. Class C(Æ) 23,012 3,745
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 182
Liberty SiriusXM Group Class C(Æ) 52,245 2,363
Lions Gate Entertainment Corp. Class A(Æ)
(Ñ) 104,596 1,513
Lithia Motors, Inc. Class A 19,481 7,488
LKQ Corp.(Æ) 42,380 1,980
M/I Homes, Inc.(Æ) 5,931 414
Madison Square Garden Entertainment Corp.
(Æ) 36,107 3,272
Malibu Boats, Inc. Class A(Æ) 20,775 1,732
MarineMax , Inc.(Æ) 10,543 599
Marriott Vacations Worldwide Corp.(Æ) 8,508 1,511
MDC Holdings, Inc. 8,817 517
Meredith Corp.(Æ) 19,730 614
Meritage Homes Corp.(Æ) 5,627 599
Meritor, Inc.(Æ) 13,699 370
Mohawk Industries, Inc.(Æ) 6,071 1,248
Monro Muffler Brake, Inc. 16,360 1,155
Nautilus, Inc.(Æ)(Ñ) 47,927 803
Newell Rubbermaid, Inc. 22,052 595
News Corp. Class A 14,211 372

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
178 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nexstar Media Group, Inc. Class A 44,706 6,590
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 51,745 1,607
nVent Electric PLC 34,460 1,049
NVR, Inc.(Æ) 153 768
Ollie's Bargain Outlet Holdings, Inc.(Æ) 45,749 4,221
OneSpaWorld Holdings, Ltd.(Æ) 33,234 354
Penn National Gaming, Inc.(Æ) 13,153 1,172
Pool Corp. 12,749 5,387
PulteGroup, Inc. 22,204 1,313
PVH Corp.(Æ) 38,098 4,312
QuinStreet , Inc.(Æ) 58,446 1,185
Qurate Retail, Inc. Class A 209,578 2,494
RCI Hospitality Holdings, Inc. 22,182 1,615
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 1,216
Revolve Group, Inc.(Æ) 87,293 4,233
Rocky Brands, Inc. 1,919 101
Sensata Technologies Holding PLC(Æ) 7,563 437
Service Corp. International 12,051 644
Shoe Carnival, Inc. 6,564 394
Shutterstock , Inc. 3,491 304
Signet Jewelers, Ltd.(Æ) 22,099 1,320
Sinclair Broadcast Group, Inc. Class A 25,353 823
Skechers USA, Inc. Class A(Æ) 27,104 1,314
Stamps.com, Inc.(Æ) 1,989 408
Strategic Eduation , Inc.(Æ) 8,382 629
Taylor Morrison Home Corp. Class A(Æ) 20,519 640
TEGNA, Inc. 6,655 133
Tempur Sealy International, Inc. 8,908 340
Texas Roadhouse, Inc. Class A 9,894 1,059
The Aaron's Co., Inc. 117,343 3,625
Toll Brothers, Inc. 16,127 1,011
Tractor Supply Co. 212 40
Transcat , Inc.(Æ) 5,568 278
Travelzoo , Inc.(Æ) 28,260 445
TRI Pointe Group, Inc.(Æ) 33,493 798
Tupperware Brands Corp.(Æ) 35,839 873
Urban Outfitters, Inc.(Æ) 43,349 1,556
Vail Resorts, Inc.(Æ) 544 177
Vera Bradley, Inc.(Æ) 90,947 1,010
Willis Lease Finance Corp.(Æ) 10,710 459
Wingstop , Inc. 33,843 5,361
Wolverine World Wide, Inc. 99,271 4,142
WW International, Inc.(Æ) 31,875 884
Wyndham Hotels & Resorts, Inc. 14,798 1,082
YETI Holdings, Inc.(Æ) 28,747 2,456
Zillow Group, Inc.(Æ) 4,441 578
218,078
Consumer Staples - 2.4%
B&G Foods, Inc. Class A(Ñ) 17,462 510
Calavo Growers, Inc. 2,102 164
Casey's General Stores, Inc. 17,162 3,813
Church & Dwight Co., Inc. 5,862 503
Energizer Holdings, Inc. - GDR(Æ) 9,574 388
Freshpet , Inc.(Æ) 3,749 693
Grocery Outlet Holding Corp.(Æ) 33,420 1,350
Hain Celestial Group, Inc. (The)(Æ) 8,981 368
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Helen of Troy, Ltd.(Æ) 8,449 1,785
Herbalife Nutrition, Ltd.(Æ) 5,926 271
Ingles Markets, Inc. Class A 436 27
Lancaster Colony Corp. 8,002 1,478
Medifast , Inc. 8,067 1,832
MGP Ingredients, Inc. 5,280 317
Natural Grocers by Vitamin Cottage, Inc. 37,215 585
Nomad Foods, Ltd.(Æ) 103,406 3,015
Nu Skin Enterprises, Inc. Class A 20,503 1,084
Performance Food Group Co.(Æ) 5,696 334
PetMed Express, Inc.(Ñ) 4,814 142
Pilgrim's Pride Corp.(Æ) 82,730 1,982
Post Holdings, Inc.(Æ) 5,407 615
Rite Aid Corp.(Æ) 71,109 1,246
Sanderson Farms, Inc. 9,770 1,607
SpartanNash Co. 12,657 245
Spectrum Brands Holdings, Inc. 42,417 3,739
Sprouts Farmers Market, Inc.(Æ) 16,574 425
United Natural Foods, Inc.(Æ) 10,455 385
US Foods Holding Corp.(Æ) 27,704 1,149
Weis Markets, Inc. 6,526 338
30,390
Energy - 2.6%
Algonquin Power & Utilities Corp. 83,868 1,354
Berry Petroleum Corp. 66,534 407
Cabot Oil & Gas Corp. 1 —±
ChampionX Corp.(Æ) 72,623 1,526
Cimarex Energy Co. 72,942 4,829
CONSOL Energy, Inc.(Æ) 131,588 1,155
Delek US Holdings, Inc. 147,916 3,510
Diamondback Energy, Inc. 5,896 482
Energy Fuels, Inc.(Æ) 96,825 533
Enphase Energy, Inc.(Æ) 2,701 376
EQT Corp.(Æ) 83,508 1,595
First Solar, Inc.(Æ) 8,869 679
FuelCell Energy, Inc.(Æ) 67,703 657
Green Brick Partners, Inc.(Æ) 15,710 405
Helix Energy Solutions Group, Inc.(Æ) 109,796 471
HollyFrontier Corp. 30,043 1,051
Hostess Brands, Inc. Class A(Æ) 183,208 2,801
Liberty Oilfield Services, Inc.(Æ) 80,925 947
Marathon Oil Corp. 107,685 1,213
Matador Resources Co. 38,825 1,021
Matrix Service Co.(Æ) 11,305 149
Nabors Industries, Inc.(Æ)(Ñ) 9,816 794
National Energy Services Reunited Corp.(Æ) 23,060 293
Oil States International, Inc.(Æ) 131,628 738
Pioneer Natural Resources Co. 11,921 1,834
ProPetro Holding Corp.(Æ) 64,137 618
Renewable Energy Group, Inc.(Æ) 9,800 544
Smart Sand, Inc.(Æ)(Ñ) 234,133 567
SolarEdge Technologies, Inc.(Æ) 86 23
Solaris Oilfield Infrastructure, Inc. 23,079 252
Southwestern Energy Co.(Æ) 190,263 812

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Silica Holdings, Inc.(Æ) 104,840 1,117
32,753
Financial Services - 21.5%
Affiliated Managers Group, Inc. 11,012 1,775
Air Lease Corp. Class A 18,180 849
Alexandria Real Estate Equities, Inc. (ö) 1,863 337
Allegiance Bancshares, Inc. 6,840 271
Alliance Data Systems Corp. 45,034 5,307
Ally Financial, Inc. 77,389 3,982
Alpine Income Property Trust, Inc.(ö) 34,583 630
Altabank Corp.(Æ) 5,621 235
Amalgamated Financial Corp. 21,395 345
American Equity Investment Life Holding
Co. 95,695 2,965
American Homes 4 Rent Class A(ö) 9,689 359
Americold Realty Trust (ö) 2,220 90
Ameris Bancorp 8,680 469
Apple Hospitality REIT, Inc.(ö) 26,356 418
Argo Group International Holdings, Ltd. 63,745 3,326
Arlington Asset Investment Corp. Class A(Æ)
(ö) 2,259 9
Associated Banc-Corp. 42,723 935
Assurant, Inc. 5,539 862
Assured Guaranty, Ltd. 7,127 362
Atlantic Capital Bancshares, Inc.(Æ) 40,153 1,074
Atlantic Union Bankshares Corp.(Æ) 10,369 401
Axis Capital Holdings, Ltd. 5,244 293
Axos Financial, Inc.(Æ) 11,130 502
Banc of California, Inc. 19,127 342
Bancorp, Inc. (The)(Æ) 29,842 663
BancorpSouth Bank 21,353 632
Bank of Commerce Holdings 23,656 305
Bank of NT Butterfield & Son, Ltd. (The) 26,529 1,040
Bank OZK 39,979 1,639
Bank7 Corp. 9,950 176
BankUnited , Inc. 68,901 3,211
Banner Corp. 10,529 598
BBX Capital, Inc.(Æ) 5,993 38
BGC Partners, Inc. Class A 539,036 2,857
BOK Financial Corp. 4,492 395
Bridgewater Bancshares, Inc.(Æ) 45,425 768
Brighthouse Financial, Inc.(Æ) 17,423 815
Business First Bancshares, Inc. 14,890 354
Byline Bancorp, Inc. 15,021 341
Cadence Bancorp 88,593 1,971
Camden Property Trust (ö) 3,242 391
Cannae Holdings, Inc.(Æ) 77,905 3,093
Capstar Financial Holdings, Inc. 24,280 466
Carter Bankshares , Inc.(Æ) 53,078 687
CatchMark Timber Trust, Inc. Class A(ö) 21,728 253
Central Valley Community Bancorp 9,015 177
Century Bancorp, Inc. Class A 2,407 275
Chatham Lodging Trust (Æ)(ö) 35,129 487
Civista Bancshares, Inc. 8,934 207
CNO Financial Group, Inc. 203,741 5,201
Coastal Financial Corp.(Æ) 1,026 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cohen & Steers, Inc. 13,642 928
Columbia Banking System, Inc. 82,133 3,575
Columbia Financial, Inc.(Æ) 120,160 2,195
Commerce Union Bancshares, Inc. 11,177 309
Community Bank System, Inc. 28,319 2,198
Community Bankers Trust Corp. 27,603 231
ConnectOne Bancorp, Inc. 15,388 418
CoreSite Realty Corp. Class A(ö) 1,610 196
Cowen Group, Inc. Class A 29,046 1,147
CTO Realty Growth, Inc.(ö) 16,231 860
Curo Group Holdings Corp. 22,952 329
Customers Bancorp, Inc.(Æ) 76,169 2,629
CVB Financial Corp. 10,947 232
CyrusOne , Inc.(ö) 15,219 1,108
DiamondRock Hospitality Co. (Æ)(ö) 53,464 557
Discover Financial Services 20,475 2,334
Duke Realty Corp. (ö) 52,523 2,443
Dynex Capital, Inc. (ö) 3,447 70
Eagle Bancorp, Inc. 9,283 496
Ellington Financial, Inc.(ö) 6,658 119
Enova International, Inc.(Æ) 30,176 1,033
EPR Properties (Æ)(ö) 22,265 1,062
Equity Bancshares, Inc. Class A(Æ) 24,876 728
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 203
Erie Indemnity Co. Class A 4,852 1,038
Euronet Worldwide, Inc.(Æ) 22,332 3,203
Everest Re Group, Ltd. 1,556 431
FB Financial Corp. 10,199 428
Federal Agricultural Mortgage Corp. Class C 4,641 477
Federated Hermes, Inc. Class B 7,801 225
First BanCorp 106,817 1,343
First Bancshares, Inc. 10,613 415
First Bank 42,747 542
First Citizens BancShares , Inc. Class A 372 323
First Commonwealth Financial Corp. 87,451 1,267
First Foundation, Inc. 11,197 266
First Hawaiian, Inc. 6,723 185
First Horizon National Corp. 358,903 6,564
First Industrial Realty Trust, Inc. (ö) 54,380 2,706
First Internet Bancorp 15,258 524
First Merchants Corp. 28,385 1,312
First Mid-Illinois Bancshares, Inc. 10,471 456
First Midwest Bancorp, Inc. 23,876 501
First Northwest Bancorp 6,736 113
First Savings Financial Group, Inc. 4,408 303
First United Corp. 15,255 258
Flagstar Bancorp, Inc. 7,263 338
Flushing Financial Corp. 24,978 581
FNB Corp. 316,374 4,078
Forestar Group, Inc.(Æ) 12,401 314
Four Corners Property Trust, Inc. (ö) 7,233 209
FS Bancorp, Inc. 7,965 544
FVC Bankcorp , Inc.(Æ) 7,494 132
Gaming and Leisure Properties, Inc. (ö) 129,619 6,026
Genworth Financial, Inc. Class A(Æ) 290,363 1,254
Glacier Bancorp, Inc. 37,575 2,215
Globe Life, Inc.(Æ) 2,847 292

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
180 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goosehead Insurance, Inc. Class A 13,292 1,461
Granite Point Mortgage Trust, Inc. (ö) 34,701 459
Green Dot Corp. Class A(Æ) 14,472 662
Hancock Holding Co. 7,862 364
Hanover Insurance Group, Inc. (The) 23,918 3,308
HarborOne Bancorp, Inc. 18,935 271
Hartford Financial Services Group, Inc. 10,149 669
HBT Financial, Inc. 11,802 215
Healthcare Realty Trust, Inc. (ö) 19,335 622
Heartland Financial USA, Inc. 4,204 211
Hersha Hospitality Trust Class A(Æ)(ö) 45,331 524
Hilltop Holdings, Inc. 13,181 464
Home Bancorp, Inc. 10,098 383
Home BancShares , Inc. 40,342 1,123
HomeStreet , Inc. 12,145 496
Hope Bancorp, Inc. 63,110 947
Houlihan Lokey , Inc. Class A 15,240 1,010
Howard Hughes Corp. (The)(Æ) 40,392 4,360
Independence Realty Trust, Inc. (ö) 61,288 1,032
Independent Bank Corp. 16,205 382
Independent Bank Group, Inc. 20,643 1,559
Innovative Industrial Properties, Inc. (ö) 1,489 273
International Bancshares Corp. 12,549 595
Invesco, Ltd. 32,753 884
Investar Holding Corp. 12,062 267
Invitation Homes, Inc. (ö) 9,266 325
iStar , Inc.(Ñ)(ö) 15,472 286
Janus Henderson Group PLC 24,330 837
Jefferies Financial Group, Inc.(Æ) 4,646 151
Jones Lang LaSalle, Inc.(Æ) 11,794 2,216
Kearny Financial Corp. 57,154 730
Kennedy-Wilson Holdings, Inc. 5,795 119
KeyCorp 15,209 331
Kimco Realty Corp. (ö) 4,738 99
Ladder Capital Corp. Class A(ö) 28,300 336
Lamar Advertising Co. Class A(ö) 5,068 502
Lazard, Ltd. Class A 23,853 1,073
LendingTree , Inc.(Æ) 1,807 373
Life Storage, Inc.(Æ)(ö) 7,495 720
Lincoln National Corp. 34,473 2,211
Live Oak Bancshares, Inc. 8,927 571
Macerich Co. (The) (Ñ)(ö) 37,432 516
MainStreet Bancshares, Inc.(Æ) 23,568 500
MarketAxess Holdings, Inc. 4,731 2,311
Marlin Business Services Corp. 19,503 440
Medical Properties Trust, Inc. (ö) 194,335 4,285
Merchants Bancorp 2,470 101
Meridian Bancorp, Inc. 6,455 143
Meridian Corp. 17,341 458
Meta Financial Group, Inc. 18,377 905
Metropolitan Bank Holding Corp.(Æ) 1,728 109
MFA Financial, Inc.(ö) 136,621 601
MGIC Investment Corp. 87,321 1,331
Mid-America Apartment Communities, Inc.
(ö) 16,377 2,577
Mr. Cooper Group, Inc.(Æ) 20,365 702
MVB Financial Corp. 8,622 347
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Bank Holdings Corp. Class A 5,418 216
National Health Investors, Inc. (ö) 6,615 486
New York Mortgage Trust, Inc. (ö) 129,643 595
Newmark Group, Inc. Class A 205,044 2,204
NexPoint Residential Trust, Inc. (ö) 10,241 514
NMI Holdings, Inc. Class A(Æ) 57,349 1,482
ODP Corp. (The)(Æ) 8,873 359
OFG Bancorp 134,940 3,197
Old National Bancorp 27,918 528
Old Second Bancorp, Inc. 88,864 1,174
Oportun Financial Corp.(Æ) 6,563 142
Oppenheimer Holdings, Inc. Class A 8,162 418
Origin Bancorp, Inc. 14,077 616
Pacific Premier Bancorp, Inc. 36,212 1,594
PacWest Bancorp 265,791 11,538
Parke Bancorp, Inc. 14,136 299
Peapack Gladstone Financial Corp. 18,179 582
Pebblebrook Hotel Trust (ö) 21,804 521
PennyMac Financial Services, Inc. 4,710 284
PennyMac Mortgage Investment Trust (ö) 27,955 560
Pioneer Bancorp, Inc.(Æ) 25,388 299
Popular, Inc. 31,311 2,316
Potlatch Corp. (ö) 44,199 2,624
Preferred Bank 5,110 335
Primerica, Inc. 2,921 467
PROG Holdings, Inc. 26,376 1,344
Progyny , Inc.(Æ) 22,308 1,270
Provident Financial Services, Inc. 16,449 388
PS Business Parks, Inc. (ö) 3,323 540
Radian Group, Inc. 51,019 1,257
Raymond James Financial, Inc. 19,664 2,572
Rayonier, Inc. (ö) 14,986 544
Realogy Holdings Corp.(Æ) 23,624 408
Reinsurance Group of America, Inc. Class A 1,837 240
Renasant Corp. 12,549 529
Repay Holdings Corp.(Æ) 40,510 926
RLJ Lodging Trust (ö) 30,482 492
RMR Group, Inc. (The) Class A 2,668 106
Ryman Hospitality Properties, Inc.(Æ)(ö) 4,049 318
Sabra Health Care REIT, Inc. (ö) 41,389 752
Sandy Spring Bancorp, Inc. 5,719 259
Santander Consumer USA Holdings, Inc. 12,870 437
Security National Financial Corp. Class A(Æ) 12,146 102
Selective Insurance Group, Inc. 41,173 3,135
Signature Bank 8,348 2,100
SiriusPoint , Ltd.(Æ) 32,283 342
SL Green Realty Corp. (ö) 200 15
SLM Corp. 75,562 1,486
SmartFinancial , Inc. 15,375 364
South Plains Financial, Inc. 7,492 171
Southern First Bancshares, Inc.(Æ) 13,265 683
Southern Missouri Bancorp, Inc. 17,233 722
Spirit of Texas Bancshares, Inc. 39,297 910
St. Joe Co. (The) 28,774 1,318
Starwood Property Trust, Inc. (ö) 178,254 4,602
Sterling Bancorp 62,445 1,569
Stifel Financial Corp. 6,723 465

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Summit Financial Group, Inc. 24,452 637
Sun Communities, Inc. (ö) 13,480 2,249
SVB Financial Group(Æ) 14,734 8,425
Synovus Financial Corp. 33,737 1,581
TCF Financial Corp. 41,455 1,887
Texas Capital Bancshares, Inc.(Æ) 28,980 1,989
Timberland Bancorp, Inc. 9,941 280
Tradeweb Markets Inc. Class A 18,095 1,471
Trean Insurance Group, Inc.(Æ) 22,318 390
TriState Capital Holdings, Inc.(Æ) 19,096 456
Triumph Bancorp, Inc.(Æ) 6,648 589
Two Harbors Investment Corp. (ö) 110,592 863
UMB Financial Corp. 6,975 677
Umpqua Holdings Corp. 110,097 2,052
United Community Banks, Inc. 9,570 313
Unity Bancorp, Inc. 13,427 296
Unum Group 41,015 1,159
Veritex Holdings, Inc. 21,695 733
Virtus Investment Partners, Inc. 1,898 519
Voya Financial, Inc. 75,748 5,137
Waddell & Reed Financial, Inc. Class A 20,299 507
Walker & Dunlop, Inc. 6,326 701
Webster Financial Corp. 21,173 1,120
Western Alliance Bancorp 14,653 1,540
Wintrust Financial Corp. 3,628 280
World Acceptance Corp.(Æ) 5,306 694
WR Berkley Corp. 5,746 458
WSFS Financial Corp. 8,031 410
Zions Bancorp NA 8,633 482
267,830
Health Care - 12.1%
Abeona Therapeutics, Inc.(Æ)(Ñ) 931,964 1,650
Acadia Healthcare Co., Inc.(Æ) 5,395 329
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Affimed NV(Æ) 81,560 872
Align Technology, Inc.(Æ) 9,207 5,483
Alkermes PLC(Æ) 7,503 165
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 412
American Well Corp. Class A(Æ) 89,886 1,383
AMN Healthcare Services, Inc.(Æ) 64,417 5,108
AnaptysBio , Inc.(Æ) 15,870 371
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 495
ANI Pharmaceuticals, Inc.(Æ) 9,834 327
Anika Therapeutics, Inc.(Æ) 7,991 321
Apyx Medical Corp.(Æ) 37,880 384
Arrowhead Pharmaceuticals, Inc.(Æ) 7,640 556
Avid Bioservices , Inc.(Æ) 21,940 470
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,423
Bio- Techne Corp.(Æ) 18,458 7,891
Blueprint Medicines Corp.(Æ) 3,245 313
Brookdale Senior Living, Inc. Class A(Æ) 63,226 413
Cassava Sciences, Inc.(Æ) 32,967 1,543
Catalyst Pharmaceuticals, Inc.(Æ) 339,480 1,555
CEL-SCI Corp.(Æ)(Ñ) 33,274 803
Centene Corp.(Æ) 33,693 2,080
Change Healthcare, Inc.(Æ) 211,413 4,852
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Charles River Laboratories International,
Inc.(Æ) 9,822 3,265
Chemed Corp. 4,665 2,223
Chinook Therapeutics, Inc.(Æ) 15,391 276
Co-Diagnostics, Inc.(Æ)(Ñ) 44,021 390
Cooper Cos., Inc. (The) 2,058 846
CorVel Corp.(Æ) 11,987 1,403
DermTech , Inc.(Æ)(Ñ) 12,113 509
DexCom , Inc.(Æ) 2,330 900
Dynavax Technologies Corp.(Æ) 62,772 626
Encompass Health Corp.(Æ) 8,083 686
Ensign Group, Inc. (The) 29,828 2,561
Envista Holdings Corp.(Æ) 34,354 1,487
ETON Pharmaceuticals, Inc.(Æ)(Ñ) 36,079 313
Evolus , Inc.(Æ)(Ñ) 60,884 555
Exact Sciences Corp.(Æ) 8,202 1,081
Fennec Pharmaceuticals, Inc.(Æ) 31,728 198
Five Star Senior Living, Inc.(Æ) 50,091 261
Globus Medical, Inc. Class A(Æ) 6,567 471
Gritstone Oncology, Inc.(Æ)(Ñ) 83,651 757
Guardant Health, Inc.(Æ) 1,820 289
Haemonetics Corp.(Æ) 20,950 1,409
Halozyme Therapeutics, Inc.(Æ) 7,240 362
Harpoon Therapeutics, Inc.(Æ) 12,636 286
HealthEquity , Inc.(Æ) 29,067 2,208
Henry Schein, Inc.(Æ) 20,378 1,477
Hookipa Pharma, Inc.(Æ) 10,216 138
Horizon Therapeutics PLC(Æ) 24,512 2,319
Icon PLC(Æ) 18,708 4,059
Innoviva , Inc.(Æ) 27,555 315
Integra LifeSciences Holdings Corp.(Æ) 36,168 2,679
Intersect ENT, Inc.(Æ) 20,433 446
Invitae Corp.(Æ)(Ñ) 8,098 283
Ionis Pharmaceuticals, Inc.(Æ) 7,245 310
Jazz Pharmaceuticals PLC(Æ) 2,086 343
KalVista Pharmaceuticals, Inc.(Æ) 18,705 467
Laboratory Corp. of America Holdings(Æ) 7,934 2,109
Larimar Therapeutics, Inc.(Æ) 13,163 175
LeMaitre Vascular, Inc. 29,363 1,541
Lexicon Pharmaceuticals, Inc.(Æ) 193,087 938
LHC Group, Inc.(Æ) 22,028 4,588
Ligand Pharmaceuticals, Inc. Class B(Æ) 19,323 2,819
Luminex Corp. 37,826 1,388
MacroGenics , Inc.(Æ) 12,649 409
Magellan Health, Inc.(Æ) 10,957 1,032
Medpace Holdings, Inc.(Æ) 9,476 1,608
Mirati Therapeutics, Inc.(Æ) 2,158 359
Moderna , Inc.(Æ) 1,559 279
ModivCare , Inc.(Æ) 55 8
Molina Healthcare, Inc.(Æ) 4,848 1,237
Myriad Genetics, Inc.(Æ) 41,162 1,244
Natera , Inc.(Æ) 3,441 379
NeoGenomics , Inc.(Æ) 56,216 2,754
Nevro Corp.(Æ) 2,871 496
Novavax , Inc.(Æ) 5,851 1,386
Omnicell , Inc.(Æ) 19,108 2,771
Oranogenesis Holdings, Inc.(Æ) 10,901 244

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
182 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Owens & Minor, Inc. 11,924 430
Pennant Group, Inc. (The)(Æ) 16,297 659
Pfenex , Inc.(Æ)(Š) 16,762 13
PRA Health Sciences, Inc.(Æ) 16,172 2,699
Prestige Brands Holdings, Inc.(Æ) 7,856 342
PTC Therapeutics, Inc.(Æ) 11,847 488
Quest Diagnostics, Inc. 7,338 968
Quidel Corp.(Æ) 2,921 306
Radius Health, Inc.(Æ) 20,225 451
Recro Pharma, Inc.(Æ) 134,195 358
REGENXBIO, Inc.(Æ) 1,544 54
Repligen Corp.(Æ) 12,331 2,611
ResMed , Inc. 5,478 1,030
Revolution Medicines, Inc.(Æ) 8,462 281
Rigel Pharmaceuticals, Inc.(Æ) 77,409 288
Rubius Therapeutics, Inc.(Æ)(Ñ) 11,770 294
Sage Therapeutics, Inc.(Æ) 5,384 424
Sarepta Therapeutics, Inc.(Æ) 13,002 921
Satsuma Pharmaceuticals, Inc.(Æ) 69,351 368
Seagen Inc.(Æ) 4,553 654
Solid Biosciences, Inc.(Æ) 76,247 388
STERIS PLC 18,770 3,961
Supernus Pharmaceuticals, Inc.(Æ) 14,740 449
Sutro Biopharma, Inc.(Æ) 17,369 356
Syneos Health, Inc. Class A(Æ) 45,428 3,855
Tabula Rasa HealthCare, Inc.(Æ) 8,067 384
TCR2 Therapeutics, Inc.(Æ) 9,448 215
Teladoc Health, Inc.(Æ) 1 —
Triple-S Management Corp. Class B(Æ) 14,307 339
Turning Point Therapeutics, Inc.(Æ) 8,494 647
Tyme Technologies, Inc.(Æ) 80,862 125
Ultragenyx Pharmaceutical, Inc.(Æ) 5,040 563
United Therapeutics Corp.(Æ) 7,848 1,582
UNITY Biotechnology, Inc.(Æ) 69,172 344
US Physical Therapy, Inc. 19,081 2,146
Vanda Pharmaceuticals, Inc.(Æ) 59,417 986
Veeva Systems, Inc. Class A(Æ) 6,119 1,728
Veracyte , Inc.(Æ) 26,144 1,301
Vericel Corp.(Æ) 53,967 3,369
Vir Biotechnology, Inc.(Æ) 53,393 2,549
West Pharmaceutical Services, Inc. 14,698 4,829
XBiotech , Inc.(Æ) 87,138 1,488
Xeris Pharmaceuticals, Inc.(Æ)(Ñ) 77,815 298
XOMA Corp.(Æ) 9,141 348
ZAGG, Inc.(Æ)(Š) 48,332 4
Zimmer Biomet Holdings, Inc. 7,499 1,328
150,382
Materials and Processing - 8.5%
AAON, Inc. 11,226 734
Acuity Brands, Inc. 2,856 530
AdvanSix , Inc.(Æ) 27,650 804
Alamos Gold, Inc. Class A 256,195 2,050
Albemarle Corp. 5,736 965
Alcoa Corp.(Æ) 35,025 1,283
American Vanguard Corp. 2,665 53
American Woodmark Corp.(Æ) 6,655 662
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arconic Corp.(Æ) 55,017 1,573
Ashland Global Holdings, Inc. 32,947 2,840
Atkore International Group, Inc.(Æ) 11,750 920
Avient Corp.(Æ) 7,371 374
Axalta Coating Systems, Ltd.(Æ) 120,137 3,831
B2Gold Corp. 67,497 324
Balchem Corp. 20,807 2,646
Beacon Roofing Supply, Inc.(Æ) 9,638 543
Belden, Inc. 5,651 245
Berry Plastics Group, Inc.(Æ) 11,570 736
Builders FirstSource , Inc.(Æ) 11,757 572
Caesarstone , Ltd. 27,815 388
Caledonia Mining Corp. PLC(Ñ) 21,727 302
Century Aluminum Co.(Æ) 96,517 1,511
CF Industries Holdings, Inc. 5,180 252
Cleveland-Cliffs, Inc.(Æ) 46,372 828
Comfort Systems USA, Inc. 8,542 704
Commercial Metals Co. 176,625 5,161
Compass Minerals International, Inc. 5,721 389
Crown Holdings, Inc. 12,014 1,319
Domtar Corp.(Æ) 39,358 1,551
Eagle Materials, Inc. 17,343 2,396
Element Solutions, Inc.(Æ) 182,667 3,997
FMC Corp. 49,063 5,801
Fortitude Gold Corp. 63,468 321
GCP Applied Technologies, Inc.(Æ) 2,986 77
HB Fuller Co. 3,985 266
Hexcel Corp.(Æ) 8,499 479
Huntsman Corp. 21,662 621
IAA, Inc.(Æ) 57,590 3,617
Ingevity Corp.(Æ) 3,255 254
Innospec , Inc. 4,161 405
International Paper Co. 20,478 1,188
Intrepid Potash, Inc.(Æ) 47,037 1,513
ITT, Inc. 39,309 3,707
JELD-WEN Holding, Inc.(Æ) 19,655 573
KAR Auction Services, Inc.(Æ) 81,672 1,224
Koppers Holdings, Inc.(Æ) 14,523 483
Lennox International, Inc. 3,222 1,080
Marrone Bio Innovations, Inc.(Æ) 5,077 9
Masco Corp. 35,007 2,236
Minerals Technologies, Inc. 16,922 1,322
Mosaic Co. (The) 29,413 1,035
MRC Global, Inc.(Æ) 31,956 301
NL Industries, Inc. 39,297 279
NN, Inc.(Æ) 51,713 378
Olin Corp. 23,277 1,002
Olympic Steel, Inc. 22,978 668
Orion Engineered Carbons SA(Æ) 36,892 733
Owens Corning 10,132 981
Packaging Corp. of America 4,726 698
Patrick Industries, Inc. 7,858 704
PGT Innovations, Inc.(Æ) 14,527 383
Quaker Chemical Corp. 3,484 844
RBC Bearings, Inc.(Æ) 1,937 386
Reliance Steel & Aluminum Co. 4,945 793
Resideo Technologies, Inc.(Æ) 50,050 1,502

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 3,241 363
RPM International, Inc. 6,601 626
Ryerson Holding Corp.(Æ) 31,214 496
Schweitzer-Mauduit International, Inc. 4,419 202
Sealed Air Corp. 10,109 499
Sensient Technologies Corp. 12,567 1,034
Silgan Holdings, Inc. 130,450 5,501
Sonoco Products Co. 3,919 257
Steel Dynamics, Inc. 20,453 1,109
Stepan Co. 1,580 206
Terminix Global Holdings, Inc.(Æ) 39,775 2,024
Timken Co. (The) 7,696 645
TimkenSteel Corp.(Æ) 22,790 274
Trex Co., Inc.(Æ) 18,950 2,046
Trinseo SA 18,283 1,132
Tronox Holdings PLC Class A 56,084 1,189
UFP Industries, Inc.(Æ) 7,875 662
United States Steel Corp. 44,494 1,024
US Concrete, Inc.(Æ) 17,571 1,114
Valhi, Inc. 11,513 304
Valmont Industries, Inc. 2,427 599
Valvoline, Inc. 46,245 1,452
Verso Corp. Class A 74,349 1,148
Vulcan Materials Co. 12,507 2,229
Watsco , Inc. 4,901 1,435
Westlake Chemical Corp. 6,173 580
Worthington Industries, Inc. 9,630 628
WR Grace & Co. 2,986 205
105,329
Producer Durables - 14.5%
AAR Corp.(Æ) 11,205 451
ABM Industries, Inc. 4,060 209
ACCO Brands Corp. 251,967 2,162
AECOM(Æ) 40,397 2,684
Alamo Group, Inc. 5,697 896
Allison Transmission Holdings, Inc. Class A 13,732 569
Alta Equipment Group, Inc.(Æ) 66,347 852
Altra Industrial Motion Corp. 10,334 610
AO Smith Corp. 22,536 1,527
Applied Industrial Technologies, Inc. 4,001 383
ArcBest Corp. 26,835 1,952
Arcosa , Inc. 62,132 3,746
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,509
Atlas Technical Consultants LLC(Æ) 81,029 933
Avalara, Inc.(Æ) 13,851 1,963
Avery Dennison Corp. 4,784 1,025
AZZ, Inc. 4,573 241
Badger Meter, Inc. 12,047 1,125
Barnes Group, Inc. 26,877 1,342
Beyond Meat, Inc.(Æ)(Ñ) 739 97
Booz Allen Hamilton Holding Corp. Class A 9,028 749
Brady Corp. Class A 44,653 2,437
Brink's Co. (The) 1,570 125
BWX Technologies, Inc.(Æ) 87,606 5,863
Carlisle Cos., Inc. 3,258 624
CECO Environmental Corp.(Æ) 17,398 127
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chart Industries, Inc.(Æ) 6,668 1,071
CIRCOR International, Inc.(Æ) 14,686 505
Colfax Corp.(Æ) 99,924 4,516
Construction Partners, Inc. Class A(Æ) 68,412 2,171
Costamare , Inc. 25,127 264
CoStar Group, Inc.(Æ) 4,439 3,793
Curtiss-Wright Corp. 1,812 232
CyberOptics Corp.(Æ) 23,232 766
Darling Ingredients, Inc.(Æ) 12,608 876
Diamond S Shipping, Inc.(Æ) 68,304 673
Dorian LPG, Ltd.(Æ) 46,650 620
Ducommun, Inc.(Æ) 5,070 299
DXP Enterprises, Inc.(Æ) 10,162 297
Dycom Industries, Inc.(Æ) 11,879 1,114
Eagle Bulk Shipping, Inc.(Æ) 714 31
Echo Global Logistics, Inc.(Æ) 26,334 861
EMCOR Group, Inc. 2,714 325
Encore Wire Corp. 5,691 425
EnPro Industries, Inc. 10,599 908
ESCO Technologies, Inc. 24,586 2,674
ExlService Holdings, Inc.(Æ) 4,894 452
Exponent, Inc. 10,274 990
Flir Systems, Inc. 16,230 973
Flowserve Corp. 907 36
Fluor Corp.(Æ) 37,800 869
Forward Air Corp. 3,832 338
Franklin Electric Co., Inc. 24,410 1,984
frontdoor , Inc.(Æ) 12,984 695
FTI Consulting, Inc.(Æ) 2,997 416
Gates Industrial Corp. PLC(Æ) 17,821 307
Genasys , Inc.(Æ) 68,361 427
Generac Holdings, Inc.(Æ) 3,752 1,215
GP Strategies Corp.(Æ) 18,893 298
Graco , Inc. 4,371 336
Granite Construction, Inc. 19,483 742
Greenbrier Cos., Inc. 6,067 287
H&E Equipment Services, Inc. 20,683 805
Harsco Corp.(Æ) 30,996 556
Hawaiian Holdings, Inc.(Æ) 36,899 926
HEICO Corp. 18,810 2,648
Herc Holdings, Inc.(Æ) 7,337 775
Herman Miller, Inc. 4,643 193
HNI Corp. 4,654 197
Howmet Aerospace, Inc.(Æ) 66,445 2,124
Huntington Ingalls Industries, Inc. 3,147 668
IDEX Corp. 2,046 459
Information Services Group, Inc. 39,464 179
Insperity , Inc. 1,176 103
Itron , Inc.(Æ) 9,967 896
Jacobs Engineering Group, Inc. 8,389 1,121
JetBlue Airways Corp.(Æ) 205,696 4,188
Kaman Corp. Class A 17,962 958
Kennametal, Inc. 11,295 454
Keysight Technologies, Inc.(Æ) 22,599 3,262
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 444
Knoll, Inc. 30,430 727

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
184 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kornit Digital, Ltd.(Æ) 13,697 1,339
Lamb Weston Holdings, Inc. 2,167 174
Landstar System, Inc. 6,155 1,060
Littelfuse , Inc. 7,051 1,870
Lydall , Inc.(Æ) 15,539 573
MasTec , Inc.(Æ) 21,130 2,205
MAXIMUS, Inc. 23,374 2,142
Mayville Engineering Co., Inc.(Æ) 14,247 222
Mesa Air Group, Inc.(Æ) 81,408 917
Middleby Corp.(Æ) 8,536 1,548
Mistras Group, Inc.(Æ) 40,931 456
Modine Manufacturing Co.(Æ) 374,339 6,094
Moog, Inc. Class A 2,336 202
MSC Industrial Direct Co., Inc. Class A 4,816 434
Murphy USA, Inc. 1,877 262
MYR Group, Inc.(Æ) 11,935 930
Navistar International Corp.(Æ) 8,560 379
Nordson Corp. 6,859 1,450
NV5 Global, Inc.(Æ) 30,811 2,777
Oshkosh Corp. 3,167 394
Park-Ohio Holdings Corp. 8,275 300
Paylocity Holding Corp.(Æ) 19,836 3,833
Pentair PLC 13,065 843
Proto Labs, Inc.(Æ) 8,133 911
Quanta Services, Inc. 41,291 3,990
Regal Beloit Corp. 9,258 1,337
Robert Half International, Inc. 4,436 389
Rush Enterprises, Inc. Class A 47,322 2,336
Ryder System, Inc. 13,972 1,115
Saia, Inc.(Æ) 16,739 3,925
Schneider National, Inc. Class B 9,335 226
SHYFT Group, Inc. (The)(Æ) 18,176 644
SkyWest, Inc.(Æ) 16,791 834
Smith & Wesson Brands, Inc.(Æ) 21,346 371
Snap-on, Inc. 3,029 720
Spirit Airlines, Inc.(Æ)(Ñ) 48,491 1,737
SPX Corp.(Æ) 51,202 3,106
Steelcase, Inc. Class A 14,798 204
Stericycle, Inc.(Æ) 12,268 936
Sterling Construction Co., Inc.(Æ) 21,014 438
Teledyne Technologies, Inc.(Æ) 3,428 1,535
Terex Corp. 16,159 759
Tetra Tech, Inc. 14,434 1,842
Textainer Group Holdings, Ltd.(Æ) 16,226 416
Textron, Inc. 11,075 711
Thermon Group Holdings, Inc.(Æ) 36,441 696
Tidewater, Inc.(Æ) 10,522 129
TopBuild Corp.(Æ) 4,653 1,035
Toro Co. (The) 9,799 1,123
Travel + Leisure Co.(Æ) 2,673 172
TreeHouse Foods, Inc.(Æ) 11,231 535
Trimble Navigation, Ltd.(Æ) 49,203 4,035
Trinity Industries, Inc. 45,291 1,252
Ultralife Corp.(Æ) 30,770 243
UniFirst Corp. 4,504 1,010
United Rentals, Inc.(Æ) 7,327 2,344
Vectrus , Inc.(Æ) 8,359 438
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vontier Corp. 43,032 1,349
Wabash National Corp. 27,234 480
Watts Water Technologies, Inc. Class A 4,528 564
WESCO International, Inc.(Æ) 62,810 5,761
Westinghouse Air Brake Technologies Corp. 15,241 1,251
Whole Earth Brands, Inc.(Æ) 258,862 3,495
WNS Holdings, Ltd. - ADR(Æ) 2,766 200
Woodward, Inc. 3,460 432
Xerox Holdings Corp. 19,010 459
XPO Logistics, Inc.(Æ) 18,003 2,505
Zebra Technologies Corp. Class A(Æ) 7,248 3,535
180,599
Technology - 14.1%
8x8, Inc.(Æ) 7,793 256
ACI Worldwide, Inc.(Æ) 75,343 2,846
ADTRAN, Inc. 37,739 645
Advanced Micro Devices, Inc.(Æ) 10,126 826
Alarm.com Holdings, Inc.(Æ) 30,980 2,781
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 399
Altair Engineering, Inc. Class A(Æ) 4,774 310
APi Group Corp.(Æ)(Þ) 154,402 3,283
Appfolio , Inc. Class A(Æ) 6,083 880
Arista Networks, Inc.(Æ) 2,393 754
Arrow Electronics, Inc.(Æ) 3,680 420
Avnet, Inc. 13,838 608
Black Knight, Inc.(Æ) 17,469 1,265
Blackline, Inc.(Æ) 15,772 1,831
BM Technologies, Inc.(Æ) 11,721 115
Bottomline Technologies, Inc.(Æ) 18,772 912
Box, Inc. Class A(Æ) 16,682 355
Broadridge Financial Solutions, Inc. 6,755 1,072
CACI International, Inc. Class A(Æ) 11,126 2,836
Calix, Inc.(Æ) 8,224 348
Cambium Networks Corp.(Æ) 13,296 798
Cars.com, Inc.(Æ) 31,837 421
ChannelAdvisor Corp.(Æ) 9,130 193
Clearfield, Inc.(Æ) 19,160 658
CMC Materials, Inc.(Æ) 6,539 1,199
Cognex Corp. 21,135 1,820
Cognyte Software, Ltd.(Æ) 6,947 182
Cohu , Inc.(Æ) 5,969 239
Comtech Telecommunications Corp. 11,060 265
Concentrix Corp.(Æ) 21,304 3,310
Cree, Inc.(Æ) 3,750 373
Daily Journal Corp.(Æ) 2,582 788
Descartes Systems Group, Inc. (The)(Æ) 41,978 2,689
Diodes, Inc.(Æ) 27,037 2,077
Dolby Laboratories, Inc. Class A 32,282 3,276
Donnelley Financial Solutions, Inc.(Æ) 22,618 691
Duck Creek Technologies, Inc.(Æ) 20,338 846
DXC Technology Co.(Æ) 32,151 1,058
Dynatrace , Inc.(Æ) 31,296 1,629
Endava PLC - ADR(Æ) 22,714 2,057
Entegris , Inc. 37,609 4,234
Envestnet , Inc.(Æ) 42,297 3,123
EPAM Systems, Inc.(Æ) 9,673 4,428

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Etsy, Inc.(Æ) 20,250 4,026
Everbridge , Inc.(Æ) 7,075 939
Fabrinet (Æ) 5,341 457
Fair Isaac Corp.(Æ) 9,448 4,926
Five9, Inc.(Æ) 26,188 4,923
Fortinet, Inc.(Æ) 12,737 2,601
Gartner, Inc.(Æ) 3,010 590
Genpact , Ltd. 57,462 2,731
Globant SA(Æ) 10,403 2,384
GoDaddy , Inc. Class A(Æ) 24,884 2,160
Grubhub , Inc.(Æ) 8,109 552
Guidewire Software, Inc.(Æ) 16,464 1,737
Ichor Holdings, Ltd.(Æ) 11,054 616
II-VI, Inc.(Æ) 8,023 539
InterDigital , Inc. 5,524 383
IPG Photonics Corp.(Æ) 1,991 432
iRobot Corp.(Æ) 5,884 640
Jabil Circuit, Inc. 6,244 327
Jack Henry & Associates, Inc. 4,909 799
Kimball Electronics, Inc.(Æ) 20,531 472
KVH Industries, Inc.(Æ) 19,340 259
Leidos Holdings, Inc. 16,546 1,676
LENSAR, Inc.(Æ) 13,457 93
Liberty Latin America, Ltd. Class C(Æ) 23,011 321
LiveRamp Holdings, Inc.(Æ) 17,295 847
Lumentum Holdings, Inc. Class E(Æ) 11,624 989
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 321
ManTech International Corp. Class A 27,700 2,364
Match Group, Inc.(Æ) 4,657 725
Medallia , Inc.(Æ) 23,613 696
Monolithic Power Systems, Inc. 12,574 4,544
NAPCO Security Technologies, Inc.(Æ) 642 21
NCR Corp.(Æ) 127,695 5,842
NeoPhotonics Corp.(Æ) 39,939 374
NetApp, Inc. 19,161 1,431
NETGEAR, Inc.(Æ) 12,951 482
Nice, Ltd. - ADR(Æ) 13,795 3,328
Nuance Communications, Inc.(Æ) 43,046 2,289
Okta , Inc.(Æ) 1,985 535
ON Semiconductor Corp.(Æ) 22,979 896
Open Text Corp. 22,238 1,047
Paycom Software, Inc.(Æ) 560 215
Perspecta , Inc. 24,624 721
Plexus Corp.(Æ) 29,571 2,734
Power Integrations, Inc. 15,546 1,287
Progress Software Corp. 36,263 1,583
Proofpoint , Inc.(Æ) 8,244 1,419
PTC, Inc.(Æ) 24,073 3,152
Qualys , Inc.(Æ) 33,063 3,351
Quantum Corp.(Æ) 76,558 652
Rambus, Inc.(Æ) 18,176 345
Rogers Corp.(Æ) 5,869 1,149
Roku, Inc.(Æ) 2,979 1,022
Sabre Corp.(Æ) 44,006 659
Sanmina Corp.(Æ) 5,603 229
ScanSource , Inc.(Æ) 13,149 398
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silicon Motion Technology Corp. - ADR 147,249 10,575
Simulations Plus, Inc. 17,935 1,132
Skyworks Solutions, Inc. 7,829 1,420
Smartsheet , Inc. Class A(Æ) 3,564 211
SPS Commerce, Inc.(Æ) 30,718 3,147
Super Micro Computer, Inc.(Æ) 128,297 4,750
SYNNEX Corp. 7,146 866
Take-Two Interactive Software, Inc.(Æ) 5,769 1,012
Teradyne, Inc. 2,915 365
Thryv Holdings, Inc.(Æ) 61,126 1,699
Tower Semiconductor, Ltd.(Æ) 21,940 621
Trade Desk, Inc. (The) Class A(Æ) 534 389
TTM Technologies, Inc.(Æ) 22,640 340
Tyler Technologies, Inc.(Æ) 7,132 3,030
Unisys Corp.(Æ) 24,113 579
Universal Display Corp. 5,179 1,158
Verint Systems, Inc.(Æ) 49,513 2,405
Wix.com, Ltd.(Æ) 6,557 2,084
175,109
Utilities - 3.3%
Alaska Communications Systems Group, Inc.
(Æ) 135,551 449
Alliant Energy Corp. 6,259 352
American States Water Co. 15,862 1,256
American Water Works Co., Inc. 9,200 1,435
Bonanza Creek Energy, Inc. 56,693 1,876
CMS Energy Corp. 31,381 2,021
Cogent Communications Holdings, Inc. 20,249 1,529
Consolidated Communications Holdings, Inc.
(Æ) 25,716 185
DTE Energy Co. 23,911 3,348
Earthstone Energy, Inc. Class A(Æ) 52,676 370
Essential Utilities, Inc. 10,235 482
Falcon Minerals Corp. 12,284 55
Goodrich Petroleum Corp.(Æ) 23,765 239
IDT Corp. Class B(Æ) 2,325 56
Iridium Communications, Inc.(Æ) 47,158 1,791
J2 Global, Inc.(Æ) 94,699 11,459
MDU Resources Group, Inc. 155,224 5,194
National Fuel Gas Co. 2,628 130
NextDecade Corp.(Æ)(Ñ) 57,568 127
NorthWestern Corp. 20,776 1,413
NRG Energy, Inc. 12,049 432
Ovintiv , Inc. 7,842 188
Pure Cycle Corp.(Æ) 44,886 685
Rattler Midstream, LP 70,497 800
Southwest Gas Holdings, Inc. 1,313 92
Talos Energy, Inc.(Æ) 40,238 450
UGI Corp. 82,853 3,621
Viper Energy Partners, LP 30,859 556
40,591
Total Common Stocks
(cost $570,318) 1,201,061

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Preferred Stocks - 0.1%
Consumer Staples - 0.1%
Qurate Retail, Inc.
8.000% due 03/15/22 4,783
500
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
110
Total Preferred Stocks
(cost $459) 610
Warrants and Rights - 0.0%
Whiting Petroleum Corp. Class A(Æ)
2024 Warrants 12,581 43
Total Warrants and Rights
(cost $75) 43
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 43,879,215
(∞)
43,870
Total Short-Term Investments
(cost $43,870) 43,870
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 14,262,631
(∞)
14,263
Total Other Securities
(cost $14,263) 14,263
Total Investments - 101.2%
(identified cost $628,985) 1,259,847
Other Assets and Liabilities, Net
- (1.2)%
(14,720)
Net Assets - 100.0%
1,245,127

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 187
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.3%
APi Group Corp. 05/29/20 154,402 12.14 1,875 3,283
3,283
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P MidCap 400 E-Mini Index Futures 20 USD 5,441 06/21 (27)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (27)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Mid & Small Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 218,078 $ — $ —
$ —
$ 218,078 17.5
Consumer Staples 30,390 — —
—
30,390 2.4
Energy 32,753 — —
—
32,753 2.6
Financial Services 267,830 — —
—
267,830 21.5
Health Care 150,365 — 17
—
150,3 82 12.1
Materials and Processing 105,329 — —
—
105,329 8.5
Producer Durables 180,599 — —
—
180,599 14.5
Technology 175,109 — —
—
175,109 14.1
Utilities 40,591 — —
—
40,591 3.3
Preferred Stocks 610 — — — 610 0.1
Warrants and Rights 43 — — — 43 —*
Short-Term Investments — — — 43,870 43,870 3.5
Other Securities — — — 14,263 14,263 1.1
Total Investments 1,201,697 — 17 58,133 1,259,847 101.2
Other Assets and Liabilities, Net
(1.2)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (27) — — — (27) (—)*
Total Other Financial Instruments
**
$ (27) $ — $ — $ — $ (27)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 189
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 27
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2 , 965
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 6 4
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 13,196 $ — $ 13,196
Total Financial and Derivative Assets
13,196 — 13,196
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 13,196 $ — $ 13,196
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,531 $ — $ 2,531 $ —
Barclays
1,302 — 1,302 —
Citigroup
1,858 — 1,565 293
Goldman Sachs
1,082 — 1,082 —
HSBC
2,669 — 2,669 —
Morgan Stanley
793 — 793 —
National Bank of Canada
1,701 — 237 1,464
Wells Fargo
1,260 — 989 271
Total
$ 13,196 $ — $ 11,168 $ 2,028
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 191
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 628,985
Investments, at fair value(*)(>) ......................................................................................................................................................
1,259,847
Receivables:
Dividends and interest ....................................................................................................................................................... 149
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 2,262
Fund shares sold ................................................................................................................................................................ 2,481
From broker(a) ................................................................................................................................................................... 212
Prepaid expenses ........................................................................................................................................................................... 10
Total assets .................................................................................................................................................
1,264,962
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 2,432
Fund shares redeemed ....................................................................................................................................................... 1,847
Accrued fees to affiliates .................................................................................................................................................... 1,165
Other accrued expenses ..................................................................................................................................................... 101
Variation margin on futures contracts ................................................................................................................................. 27
Payable upon return of securities loaned ....................................................................................................................................... 14,263
Total liabilities .............................................................................................................................................
19,835
Net Assets ............................................................................................................................................................
$ 1,245,127

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 624,959
Shares of beneficial interest ...........................................................................................................................................................
309
Additional paid-in capital ..............................................................................................................................................................
619,859
Net Assets ............................................................................................................................................................
$ 1,245,127
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 38.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 40.84
Class A — Net assets ............................................................................................................................................................. $ 26,966,749
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 700,613
Net asset value per share: Class C(#) ............................................................................................................................................. $ 32.31
Class C — Net assets ............................................................................................................................................................. $ 15,441,773
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 477,930
Net asset value per share: Class M(#) ............................................................................................................................................ $ 40.53
Class M — Net assets ............................................................................................................................................................ $ 248,986,749
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,142,691
Net asset value per share: Class S(#) .............................................................................................................................................. $ 40.44
Class S — Net assets ............................................................................................................................................................. $ 953,732,095
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 23,586,430
Amounts in thousands
(*)     Securities on loan included in investments $ 13,196
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 58,133
(a)     Receivable from Broker for Futures $ 212
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 193
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,521
Dividends from affiliated funds ......................................................................................................................................... 15
Securities lending income (net) ......................................................................................................................................... 187
Total investment income ...............................................................................................................................................................
5,723
Expenses
Advisory fees .................................................................................................................................................................... 5,483
Administrative fees ........................................................................................................................................................... 272
Custodian fees ................................................................................................................................................................... 6 6
Distribution fees - Class A ................................................................................................................................................ 29
Distribution fees - Class C ................................................................................................................................................ 51
Transfer agent fees - Class A ............................................................................................................................................ 23
Transfer agent fees - Class C ............................................................................................................................................. 14
Transfer agent fees - Class M ............................................................................................................................................ 217
Transfer agent fees - Class S ............................................................................................................................................. 871
Professional fees ............................................................................................................................................................... 51
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ................................................................................................................................. 17
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 54
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 7,229
Expense reductions ........................................................................................................................................................... (490)
Net expenses .................................................................................................................................................................................
6,739
Net investment income (loss) ........................................................................................................................................................
(1,016)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 27,976
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 2,965
Net realized gain (loss) ..................................................................................................................................................................
30,939
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 363,76 3
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 64
Net change in unrealized appreciation (depreciation) ................................................................................................................... 363,829
Net realized and unrealized gain (loss) ......................................................................................................................................... 394,768
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 393,752

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ (1,016) $ 913
Net realized gain (loss) ...................................................................................................................... 30,939 (26,22 9 )
Net change in unrealized appreciation (depreciation) ....................................................................... 363,829 19,45 7
Net increase (decrease) in net assets from operations ............................................................................. 393,752 (5,859)
Distributions
To shareholders
Class A .......................................................................................................................................... (36) (16)
Class M ......................................................................................................................................... (889) (370)
Class S ........................................................................................................................................... (3,027) (2,138)
Net decrease in net assets from distributions .......................................................................................... (3,952) (2,524)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (22,796) 125,409
Total Net Increase (Decrease) in Net Assets ..........................................................................
367,004 117,026
Net Assets
Beginning of period .................................................................................................................................
878,123 761,097
End of period ..........................................................................................................................................
$ 1,245,127 $ 878,123

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 195
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 47 $ 1,660 288 $ 7,006
Proceeds from reinvestment of distributions 1 36 1 16
Payments for shares redeemed (33) (1,153) (180) (4,519)
Net increase (decrease)
15 543 109 2,503
Class C
Proceeds from shares sold 50 1,487 129 2,722
Payments for shares redeemed (48) (1,402) (186) (3,936)
Net increase (decrease)
2 85 (57) (1,214)
Class E(1)
Proceeds from shares sold — — 7 205
Payments for shares redeemed — — (27) (672)
Net increase (decrease)
— — (20) (467)
Class M
Proceeds from shares sold 2,494 87,356 2,857 72,803
Proceeds from reinvestment of distributions 26 890 12 370
Payments for shares redeemed (1,160) (44,112) (933) (23,469)
Net increase (decrease)
1,360 44,134 1,936 49,704
Class S
Proceeds from shares sold 2,488 90,591 9,609 245,587
Proceeds from reinvestment of distributions 88 3,002 70 2,116
Payments for shares redeemed (4,493) (161,151) (6,974) (172,820)
Net increase (decrease)
(1,917) (67,558) 2,705 74,883
Total increase (decrease)
(540) $ (22,796) 4,673 $ 125,409
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 26.66 (.08) 11.96 11.88 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
October 31, 2016 20.26 (.04) .03 (.01) — (.10)
Class C
April 30, 2021* 22.42 (.17) 10.06 9.89 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
October 31, 2016 17.68 (.16) .02 (.14) — (.10)
Class M
April 30, 2021* 28.11 (.02) 12.59 12. 57 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 —(f) .90 .90 — (.15)
October 31, 2017(5) 23.84 (.04) 2.29 2.25 — —
Class S
April 30, 2021* 28.03 (.03) 12.56 12.53 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —
October 31, 2016 21.03 .02 .03 .05 — (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 197
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.05) 38.49 44.61 26,966 1.52 1.48 (.47) 17
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 24.96 23.87 12,824 1.55 1.53 (.32) 48
(.10) 20.15 (.01) 9,794 1.56 1.52 (.20) 70
— 32.31 44.11 15,442 2.27 2.20 (1.19) 17
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
— 21.45 22.99 13,668 2.30 2.25 (1.03) 48
(.10) 17.44 (.75) 11,720 2.32 2.24 (.92) 70
(.15) 40.53 44.83 248,987 1.27 1.10 (.10) 17
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
— 26.09 9.40 14,762 1.30 1.15 (.25) 48
(.12) 40.44 44.76 953,732 1.27 1.20 (.18) 17
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45
— 26.06 24.21 503,713 1.30 1.25 (.04) 48
(.10) 20.98 .28 368,625 1.32 1.24 .08 70

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 966,410
Administration fees 48,62 6
Distribution fees 14,869
Shareholder servicing fees 3,155
Transfer agent fees 131,775
Trustee fees 284
$ 1,165,119
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 32,616 $ 92,915 $ 111,268 $ — $ — $ 14,263 $ 12 $ —
U.S. Cash Management Fund 29,075 102,079 87,284 (2) 2 43,870 15 —
$ 61,691 $ 194,994 $ 198,552 $ (2) $ 2 $ 58,133 $ 27 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 632,514,725 $ 628,881,512 $ (1,575,858) $ 627,305,654

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Managed International Equity Fund 199
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,314.60 $ 1,018.40
Expenses Paid During Period* $ 7.40 $ 6.46
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,310.10 $ 1,014.68
Expenses Paid During Period* $ 11.68 $ 10.19
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,318.10 $ 1,020.13
Expenses Paid During Period* $ 5.40 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
200 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,316.70 $ 1,019.64
Expenses Paid During Period* $ 5.97 $ 5.21
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR 67,565 506
MercadoLibre, Inc.(Æ) 1,619 2,543
3,049
Australia - 1.7%
AGL Energy, Ltd. 419,648 2,889
ASX, Ltd. - ADR 4,813 271
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,949
BHP Group PLC 37,476 1,132
BHP Group, Ltd. - ADR 36,651 1,332
BlueScope Steel, Ltd. 97,862 1,632
Cochlear, Ltd. 10,201 1,746
Commonwealth Bank of Australia - ADR 127,958 8,789
CSL, Ltd. 12,110 2,525
Insurance Australia Group, Ltd.(Æ) 310,590 1,171
Macquarie Group, Ltd. 8,546 1,057
Medibank Pvt, Ltd. 239,267 568
Origin Energy, Ltd. 102,122 327
Ramsay Health Care, Ltd. 10,368 538
Rio Tinto PLC 82,648 6,946
Rio Tinto, Ltd. - ADR 17,946 1,678
Santos, Ltd. 213,053 1,144
South32, Ltd. Class B 533,311 1,184
Tabcorp Holdings, Ltd. 246,339 945
Telstra Corp., Ltd. 69,457 182
Transurban Group - ADR(Æ) 34,107 373
Wesfarmers, Ltd.(Æ) 26,345 1,099
Westpac Banking Corp. 82,874 1,602
Woolworths Group, Ltd. 28,891 876
41,955
Austria - 0.3%
Erste Group Bank AG 96,020 3,415
OMV AB 28,498 1,401
Raiffeisen Bank International AG 39,823 871
Voestalpine AG 14,152 614
6,301
Belgium - 0.3%
Ageas SA 65,975 3,996
Anheuser-Busch InBev SA 14,189 1,006
Colruyt SA 511 30
KBC Group NV 28,619 2,224
Solvay SA 1,603 204
UCB SA 6,021 558
8,018
Brazil - 1.1%
Ambev SA 1,583,376 4,355
B2W Companhia Digital(Æ) 54,311 673
B3 SA - Brasil Bolsa Balcao 76,484 725
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 156,905 1,236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 79,783 627
Cosan SA 43,279 718
CSN Mineracao SA(Æ) 1,327,182 2,563
Diagnosticos da America SA(Æ) 153,501 1,631
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 105,525 281
Hypera SA(Æ) 31,472 201
Minerva SA 696,205 1,241
Pagseguro Digital, Ltd. Class A(Æ) 68,928 3,153
Petroleo Brasileiro SA - ADR 127,248 1,089
Rumo SA(Æ) 1,205,452 4,437
TIM SA(Æ) 73,977 166
Vale SA 273,378 5,486
28,582
Canada - 4.9%
Air Canada Class B(Æ) 49,364 995
Algonquin Power & Utilities Corp. 2,714 44
ARC Resources, Ltd. 85,406 537
Atco, Ltd. Class I 30,015 1,030
Bank of Montreal 7,324 691
Bank of Nova Scotia (The) 21,386 1,362
Barrick Gold Corp. 113,867 2,426
BCE, Inc. 34,432 1,628
Brookfield Asset Management, Inc.
Class A 17,037 777
CAE, Inc.(Æ) 247,513 7,753
Cameco Corp. Class A 74,549 1,253
Canadian Apartment Properties(ö) 10,910 485
Canadian Imperial Bank of Commerce 7,628 793
Canadian National Railway Co. 100,141 10,781
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 4,126 1,540
Canadian Tire Corp., Ltd. Class A 6,651 1,060
CCL Industries, Inc. Class B 1,170 66
Celestica, Inc.(Æ) 132,800 1,106
Cenovus Energy, Inc. 158,385 1,233
CGI Group, Inc.(Æ) 11,541 1,021
Constellation Software, Inc. 615 903
Dollarama, Inc. 48,820 2,275
Emera, Inc. 27,441 1,247
Enbridge, Inc. 32,963 1,271
Endeavour Mining Corp. 86,074 1,792
Fairfax Financial Holdings, Ltd. 2,865 1,309
First Quantum Minerals, Ltd. 989,347 22,804
Fortis, Inc. 23,359 1,042
George Weston, Ltd. 6,616 584
Great-West Lifeco, Inc. 50,649 1,469
Hydro One, Ltd.(Þ) 32,728 785
iA Financial Corp., Inc. 14,976 843
Imperial Oil, Ltd. 32,973 952
Intact Financial Corp. 4,868 647
Kinross Gold Corp. 319,519 2,249
Loblaw Cos., Ltd. 32,182 1,787
Magna International, Inc. Class A 22,491 2,124
Manulife Financial Corp. 207,565 4,532

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Metro, Inc. Class A 24,071 1,103
National Bank of Canada 10,700 778
Onex Corp. 11,349 760
Open Text Corp. 21,132 995
Pan American Silver Corp. 36,114 1,149
Pembina Pipeline Corp. 10,204 315
Restaurant Brands International, Inc. 10,135 696
Rogers Communications, Inc. Class B 16,168 796
Royal Bank of Canada - GDR 63,114 6,024
Saputo, Inc. - ADR 34,927 1,110
Shaw Communications, Inc. Class B 110,305 3,195
Shopify, Inc. Class A(Æ) 1,109 1,311
Sun Life Financial, Inc. 122,661 6,617
TC Energy Corp.(Æ) 11,820 585
Teck Resources, Ltd. Class B 117,899 2,495
Toronto-Dominion Bank (The) 148,777 10,228
Tourmaline Oil Corp. 29,769 642
Trisura Group, Ltd.(Æ) 109 12
124,007
Chile - 0.3%
Banco de Chile - ADR 3 —
Latam Airlines Group SA(Æ) 742,354 1,353
Liberty Latin America, Ltd. Class C(Æ) 11,972 167
Sociedad Quimica y Minera de Chile
SA - ADR 101,045 5,329
6,849
China - 10.9%
Agricultural Bank of China, Ltd. Class H 14,401,001 5,587
Alibaba Group Holding, Ltd. - ADR(Æ) 122,195 28,222
Alibaba Health Information Technology,
Ltd.(Æ) 1,378,000 4,196
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 1,003
Anhui Conch Cement Co., Ltd. Class H 425,584 2,543
AVIC Jonhon Optronic Technology Co.,
Ltd. Class A 67,960 715
Baidu, Inc. - ADR(Æ) 23,291 4,899
Bank of China, Ltd. Class H 5,170,616 2,056
Bank of Communications Co., Ltd. Class
H 721,000 461
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 568,116 469
Bilibili, Inc. - ADR(Æ) 14,600 1,619
CGN Power Co., Ltd. Class H(Þ) 4,478,182 1,031
China Avionics Systems Co., Ltd.(Æ) 86,319 200
China CITIC Bank Corp., Ltd. Class H 2,577,200 1,348
China Communications Services Corp.,
Ltd. Class H 784,000 340
China Construction Bank Corp. Class H 13,576,259 10,743
China Huarong Asset Management Co.,
Ltd. Class H(Š)(Þ) 16,079,000 2,111
China Life Insurance Co., Ltd. Class A 125,316 640
China Longyuan Power Group Corp.,
Ltd. Class H 601,000 881
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,323
China Merchants Bank Co., Ltd. Class A 41,016 334
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class H 262,598 2,114
China National Building Material Co.,
Ltd. Class H 635,572 918
China Oilfield Services, Ltd. Class H 500,000 454
China Pacific Insurance Group Co., Ltd.
Class H 327,400 1,181
China Petroleum & Chemical Corp.
Class H 1,639,359 811
China Resources Cement Holdings, Ltd. 186,207 203
China Resources Gas Group, Ltd. 338,045 1,832
China Resources Land, Ltd. 293,112 1,374
China Southern Airlines Co., Ltd. Class
H(Æ) 3,059,581 2,067
China Vanke Co., Ltd. Class A 12,290 53
China Vanke Co., Ltd. Class H 115,400 404
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 1,015,421 431
CIFI Holdings Group Co., Ltd. 4,268,000 3,810
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 287,132 270
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 2,310,922 4,109
Country Garden Services Holdings Co.,
Ltd. 769,345 8,040
CSPC Pharmaceutical Group, Ltd. 826,707 1,023
ENN Energy Holdings, Ltd. 139,100 2,368
Focus Media Information Technology
Co., Ltd. Class A 2,390,910 3,979
Geely Automobile Holdings, Ltd. 2,465,050 6,364
Gree Electric Appliances, Inc. of Zhuhai
Class A 462,652 4,280
Greentown China Holdings, Ltd. 445,630 537
GSX Techedu Inc. - ADR(Æ) 45,052 1,439
Guangdong Haid Group Co., Ltd. Class
A 23,741 306
Guotai Junan Securities Co., Ltd. Class
A 9,117 23
Haier Smart Home Co., Ltd. Class H(Æ) 366,716 1,579
Hangzhou Robam Appliances Co., Ltd.
Class A 139,989 829
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 470
Hesteel Co., Ltd. Class A 2,828,930 1,113
Huaxin Cement Co., Ltd. Class A 452,463 1,534
Huazhu Group, Ltd.(Æ) 20,250 1,189
Huazhu Group, Ltd. - ADR(Æ) 106,919 6,304
Industrial & Commercial Bank of China,
Ltd. Class H 3,354,000 2,185
Industrial Bank Co., Ltd. Class A 1,068,769 3,588
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A(Æ) 4,312,381 977
IQVIA, Inc. - ADR(Æ) 78,178 1,150
JD.com, Inc. - ADR(Æ) 64,433 4,985
Jiangsu Expressway Co., Ltd. Class H 2,620,139 3,084
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Þ) 277,000 1,155
Kuaishou Technology(Æ)(Þ) 60,000 2,018

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kunlun Energy Co., Ltd. 5,582,000 5,982
Kweichow Moutai Co., Ltd. Class A 1,400 433
Lenovo Group, Ltd. 2,325,442 3,185
Li Ning Co., Ltd. 317,292 2,578
Longfor Group Holdings, Ltd.(Þ) 146,500 911
Luye Pharma Group, Ltd.(Þ) 1,637,501 993
Meituan-Dianping Class B(Æ)(Þ) 290,013 11,042
New Oriental Education & Technology
Group, Inc.(Æ) 129,200 1,986
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 164,480 2,510
NIO, Inc. - ADR(Æ) 53,245 2,121
PetroChina Co., Ltd. Class H 14,446,000 5,206
Pinduoduo, Inc. - ADR(Æ) 33,410 4,475
Ping An Bank Co., Ltd. Class A 167,200 601
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 825
Ping An Insurance Group Co. of China,
Ltd. Class H 848,248 9,268
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 351
SAIC Motor Corp., Ltd. Class A 429,791 1,331
Sangfor Technologies, Inc. Class A 116,320 4,911
Sany Heavy Industry Co., Ltd. Class A 189,007 899
Shandong Gold Mining Co., Ltd. Class
H(Þ) 267,811 488
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,252,147 2,847
Shenzhen Kangtai Biological Products
Co., Ltd. Class A 74,174 2,067
Shenzhou International Group Holdings,
Ltd. 52,990 1,159
Sinopharm Group Co., Ltd. Class H 339,200 1,051
Songcheng Performance Developments
Co., Ltd. Class A 617,100 2,070
Sunac China Holdings, Ltd. 122,866 478
Sunac Services Holdings, Ltd.(Æ)(Þ) 3,953 12
Sunny Optical Technology Group Co.,
Ltd. 81,300 1,962
TAL Education Group - ADR 12,433 708
Tencent Holdings, Ltd. 345,198 27,608
Times Property Holdings, Ltd. 1,539,226 2,192
Tingyi Cayman Islands Holding Corp. 238,000 429
Tuya, Inc. - ADR(Æ) 51,509 999
Weibo Corp. - ADR(Æ) 15,049 758
Weichai Power Co., Ltd. Class H 1,859,409 4,293
Xinhu Zhongbao Co., Ltd. Class A 2,197,542 1,046
Yatsen Holding, Ltd. - ADR(Æ) 104,237 1,086
Yuan Long Ping High-Tech Agriculture
Co., Ltd. Class A(Æ) 1,211,002 3,163
Zhaojin Mining Industry Co., Ltd. 577,497 523
Zhejiang Huayou Cobalt Co., Ltd. Class
A(Æ) 315,033 3,962
Zhejiang NHU Co., Ltd. Class A 175,013 1,057
Zhenro Properties Group, Ltd. 145,000 98
Zhongsheng Group Holdings, Ltd. 243,500 1,840
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoomlion Heavy Industry Science and
Technology Co., Ltd. 2,041,200 2,819
275,594
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 91
Czech Republic - 0.1%
Komercni Banka AS(Æ) 24,097 731
Moneta Money Bank AS(Æ)(Þ) 570,052 2,118
2,849
Denmark - 1.3%
AP Moller - Maersk A/S Class B 6,270 15,565
Carlsberg A/S Class B 4,284 750
Chr Hansen Holding A/S 9,350 859
Coloplast A/S Class B 2,388 395
Danske Bank A/S 178,754 3,399
Demant A/S(Æ) 6,818 341
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,657
DSV Panalpina A/S 9,733 2,167
GN Store Nord A/S 6,464 584
H Lundbeck A/S 11,257 347
ISS A/S(Æ) 25,710 487
Novo Nordisk A/S Class B 80,492 5,949
32,500
Finland - 1.2%
Elisa OYJ 38,567 2,189
Fortum OYJ 9,309 245
Kone OYJ Class B 29,382 2,309
Neste OYJ 84,552 5,130
Nokia OYJ(Æ) 2,192,968 10,391
Nokian Renkaat OYJ 24,387 908
Nordea Bank AB 194,836 2,024
Sampo OYJ Class A 57,416 2,732
Stora Enso OYJ Class R 23,321 446
Tikkurila OYJ 5,687 230
UPM-Kymmene OYJ 80,077 3,132
Wartsila OYJ Class B 805 10
29,746
France - 6.2%
Accor SA(Æ) 29,973 1,206
Aeroports de Paris(Æ) 3,376 433
Air Liquide SA Class A 7,807 1,315
Airbus Group SE(Æ) 12,476 1,498
Amundi SA(Þ) 71,702 6,386
Atos SE 11,609 789
AXA SA 238,062 6,735
BioMerieux 6,339 754
BNP Paribas SA 110,894 7,120
Bollore SA 209,658 1,058
Bouygues SA - ADR 27,573 1,181
Bureau Veritas SA 26,830 802
Capgemini SE 8,478 1,553
Cie de Saint-Gobain SA 158,488 10,001

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA Class B 60,881 8,807
CNP Assurances 27,463 481
Credit Agricole SA 89,929 1,392
Danone SA 52,921 3,730
Dassault Aviation SA 971 1,057
Dassault Systemes SE 4,542 1,053
Eiffage SA 3,684 403
Electricite de France SA 34,997 511
Engie SA 295,785 4,398
EssilorLuxottica SA 5,134 854
Eurazeo SE 6,613 551
Faurecia SE 2,089 113
Faurecia SE(Æ) 1,272 68
Hermes International 1,416 1,777
Legrand SA - ADR 4,175 406
L'Oreal SA 11,980 4,920
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,313 10,020
Orange SA - ADR 314,817 3,924
Pernod Ricard SA 3,723 764
Publicis Groupe SA - ADR 99,080 6,414
Renault SA(Æ) 73,912 2,978
Rexel SA Class H 713,896 14,047
Safran SA 11,503 1,717
Sanofi - ADR 36,278 3,804
Sartorius Stedim Biotech 12,498 5,742
Schneider Electric SE 83,138 13,293
SCOR SE - ADR(Æ) 118,768 3,844
Societe Generale SA 181,456 5,166
Sodexo SA(Æ) 1,779 178
Suez SA 30,982 740
Technip Energies NV - ADR(Æ) 20,372 289
Teleperformance - GDR 2,067 798
Thales SA 4,450 453
Total SA 192,047 8,502
Vinci SA 7,511 825
Vivendi SA - ADR 30,345 1,058
Worldline SA(Æ)(Þ) 14,123 1,386
157,294
Germany - 3.2%
1&1 Drillisch AG 45,216 1,359
adidas AG 17,302 5,343
Allianz SE 7,474 1,944
BASF SE 102,146 8,238
Bayerische Motoren Werke
Aktiengesellschaft 9,587 961
Beiersdorf AG 5,046 570
Ceconomy AG(Æ) 138,204 809
Continental AG 4,945 670
Covestro AG(Þ) 147,881 9,675
Daimler AG 96,771 8,613
Delivery Hero SE(Æ)(Þ) 46,612 7,400
Deutsche Boerse AG 8,161 1,408
Deutsche Lufthansa AG(Æ) 35,690 461
Deutsche Telekom AG 50,036 964
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Wohnen SE 10,684 579
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 631
Fresenius Medical Care AG & Co. 8,451 673
Fresenius SE & Co. KGaA 88,998 4,381
GEA Group AG 38,618 1,695
Hannover Rueck SE 9,910 1,832
HeidelbergCement AG 7,071 648
Infineon Technologies AG - ADR 29,692 1,199
Knorr-Bremse AG 3,269 402
Merck & Co., Inc. 6,103 1,074
Muenchener Rueckversicherungs-
Gesellschaft AG 18,148 5,249
Salzgitter AG(Æ) 32,924 1,048
SAP SE - ADR 26,175 3,680
Siemens AG 28,881 4,820
Siemens Energy AG(Æ) 14,440 483
Siemens Healthineers AG(Þ) 17,361 993
Symrise AG 7,412 957
United Internet AG 11,283 475
Vonovia SE 12,999 855
Zalando SE(Æ)(Þ) 13,848 1,440
81,529
Greece - 0.3%
Eurobank Ergasias SA(Æ) 7,312,428 6,867
National Bank of Greece(Æ) 534,854 1,652
8,519
Hong Kong - 2.7%
AIA Group, Ltd. 907,346 11,535
Bank of East Asia, Ltd. (The) 272,283 572
BOC Hong Kong Holdings, Ltd. 50,551 178
China Overseas Land & Investment, Ltd. 475,000 1,200
China Resources Beer Holdings Co., Ltd. 70,000 567
China Taiping Insurance Holdings Co.,
Ltd. 298,800 554
China Traditional Chinese Medicine Co.,
Ltd.(Æ) 1,360,000 776
CK Asset Holdings, Ltd. 617,547 3,872
CLP Holdings, Ltd. 349,949 3,453
Galaxy Entertainment Group, Ltd.(Æ) 1,514,000 13,292
Guangdong Investment, Ltd. 782,000 1,204
Hang Lung Properties, Ltd. - ADR 161,028 439
Hang Seng Bank, Ltd. 222,220 4,360
HK Electric Investments & HK Electric
Investments, Ltd. 715,886 717
HKT Trust & HKT, Ltd. 36,712 53
Hong Kong & China Gas Co., Ltd. 283,703 455
Jardine Matheson Holdings, Ltd. 9,100 610
Melco Crown Entertainment, Ltd.
- ADR(Æ) 118,851 2,293
MTR Corp., Ltd. 62,025 345
Nine Dragons Paper Holdings, Ltd. 325,000 445
Power Assets Holdings, Ltd. 486,000 2,987
Shimao Group Holdings, Ltd. 410,500 1,188
Sun Hung Kai Properties, Ltd. 107,500 1,623

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swire Pacific, Ltd. Class A 231,946 1,873
Swire Properties, Ltd. 161,592 483
Techtronic Industries Co., Ltd. 515,000 9,316
WH Group, Ltd.(Þ) 4,366,614 3,812
68,202
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC(Æ) 187,346 1,294
OTP Bank PLC(Æ) 45,110 2,027
3,321
India - 3.3%
Bharti Airtel, Ltd. 166,639 1,206
Britannia Industries, Ltd. 23,516 1,095
Canara Bank(Æ) 706,199 1,322
Cipla, Ltd.(Æ) 7,137 88
Dabur India, Ltd. Class A 41,708 303
Dr Reddy's Laboratories, Ltd. 2,598 181
GAIL India, Ltd. 2,372,507 4,387
HCL Technologies, Ltd. 40,745 494
HDFC Bank, Ltd. - ADR(Æ) 18,420 1,295
Hindustan Unilever, Ltd. 64,963 2,067
Housing Development Finance Corp.,
Ltd. 490,966 16,021
ICICI Bank, Ltd. 535,534 4,338
ICICI Bank, Ltd. - ADR(Æ) 106,819 1,741
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 164,714 3,143
Infosys, Ltd. 72,492 1,324
Infosys, Ltd. - ADR 127,629 2,308
InterGlobe Aviation, Ltd.(Æ)(Þ) 98,346 2,182
Oil & Natural Gas Corp., Ltd. 1,059,984 1,537
Pidilite Industries, Ltd.(Æ) 14,060 344
Power Grid Corp. of India, Ltd. 1,371,068 4,066
Reliance Industries, Ltd. 349,934 9,415
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,221
SBI Cards & Payment Services, Ltd. 267,071 3,547
Shriram Transport Finance Co., Ltd. 41,069 743
State Bank of India 837,980 3,996
Tata Consultancy Services, Ltd. 188,756 7,729
Tata Motors, Ltd.(Æ) 519,472 2,038
Wipro, Ltd. 130,668 868
Zee Entertainment Enterprises, Ltd. 486,645 1,216
83,215
Indonesia - 0.5%
Bank Central Asia Tbk PT 665,178 1,472
Bank Mandiri Persero Tbk PT 921,400 393
Bank Negara Indonesia Persero Tbk PT 7,171,900 2,821
Bank Tabungan Negara Persero Tbk
PT(Æ) 10,458,905 1,150
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 1,116
Gudang Garam Tbk PT(Æ) 906,100 2,264
Jasa Marga Persero Tbk PT 3,561,000 1,023
Telkom Indonesia Persero Tbk PT 13,110,600 2,897
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Tractors Tbk PT 140,969 206
13,342
Ireland - 1.7%
Accenture PLC Class A 35,551 10,309
AerCap Holdings NV(Æ) 23,581 1,374
AIB Group PLC(Æ) 799,670 2,339
Allegion PLC 65,288 8,773
Bank of Ireland Group PLC(Æ) 803,220 4,716
CRH PLC 18,909 894
DCC PLC 9,242 802
Flutter Entertainment PLC(Æ) 15,219 3,112
James Hardie Industries PLC 24,660 816
Kerry Group PLC Class A 54,489 7,061
Medtronic PLC 585 77
Ryanair Holdings PLC - ADR(Æ) 5,228 611
Willis Towers Watson PLC(Æ) 5,777 1,495
42,379
Isle of Man - 0.1%
NEPI Rockcastle PLC 347,128 2,337
Israel - 0.1%
Bank Hapoalim BM(Æ) 195,439 1,554
Bank Leumi Le-Israel BM(Æ) 66,942 471
Check Point Software Technologies, Ltd.
(Æ) 2,312 270
Mizrahi Tefahot Bank, Ltd.(Æ) 27,841 784
NICE, Ltd.(Æ) 2,366 572
3,651
Italy - 1.1%
Assicurazioni Generali SpA 189,063 3,801
Atlantia SpA(Æ) 70,909 1,386
Davide Campari-Milano NV SpA(Æ) 89,962 1,063
Enel SpA 486,377 4,844
Eni SpA - ADR 330,482 3,943
FinecoBank Banca Fineco SpA(Æ) 83,796 1,446
Intesa Sanpaolo SpA 661,879 1,852
Mediobanca Banca di Credito
Finanziario SpA(Æ) 19,127 217
Moncler SpA 24,622 1,513
Pirelli & C SpA(Þ) 162,449 913
Saipem SpA 672,171 1,552
Snam Rete Gas SpA 3,110 18
Telecom Italia SpA 1,179,560 649
Terna Rete Elettrica Nazionale SpA 56,676 418
UniCredit SpA 361,799 3,737
Unipol Gruppo SpA 111,971 615
27,967
Japan - 11.2%
Acom Co., Ltd. 142,800 612
Aeon Co., Ltd. 13,900 380
Alfresa Holdings Corp. 64,900 1,162
Alps Alpine Co., Ltd. 49,100 595
As One Corp. 8,474 1,059

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asahi Group Holdings, Ltd. 13,200 552
Astellas Pharma, Inc. 304,100 4,567
Bank of Kyoto, Ltd. (The) 17,700 950
BML, Inc. 24,000 832
Bridgestone Corp. 170,200 6,821
Canon, Inc. 133,600 3,166
Century Tokyo Leasing Corp. 14,400 890
Citizen Watch Co., Ltd. 481,200 1,617
Concordia Financial Group, Ltd. 95,300 358
Dai-ichi Life Holdings, Inc. 151,885 2,734
Daiichi Sankyo Co., Ltd. 21,900 559
Daikin Industries, Ltd. 200 40
Daiseki Co., Ltd. 1,200 45
Daito Trust Construction Co., Ltd. 19,600 2,085
Daiwa House Industry Co., Ltd. 16,900 500
Denso Corp. 87,900 5,682
Dentsu, Inc. 24,300 748
Ebara Corp. 600 26
Eisai Co., Ltd. 45,700 2,984
Fuji Electric Co., Ltd. 16,300 743
Fuji Seal International, Inc. 19,900 442
FUJIFILM Holdings Corp. 26,421 1,714
Fujitsu, Ltd. 20,614 3,266
Fukuoka Financial Group, Inc. 186,100 3,170
GMO Payment Gateway, Inc. 7,500 951
Hamamatsu Photonics KK 7,900 458
Hankyu Hanshin Holdings, Inc. 12,400 390
Hino Motors, Ltd. 277,000 2,321
Hitachi Metals, Ltd. 517,000 10,032
Hitachi, Ltd. 25,000 1,232
Hogy Medical Co., Ltd. 15,300 461
Honda Motor Co., Ltd. 441,565 13,066
Hoshizaki Corp. 1,500 133
Hoya Corp. 4,600 524
Iida Group Holdings Co., Ltd. 134,900 3,289
Isuzu Motors, Ltd. 548,600 5,554
ITOCHU Corp. 80,018 2,496
Japan Airlines Co., Ltd.(Æ) 11,200 238
Japan Exchange Group, Inc. 47,900 1,120
Japan Post Insurance Co., Ltd. Class A 32,800 632
Japan Tobacco, Inc. 187,000 3,499
JFE Holdings, Inc. 84,700 1,111
JGC Holdings Corp. 157,900 1,803
JSR Corp. 30,300 934
Kamigumi Co., Ltd. 82,100 1,597
Kansai Electric Power Co., Inc. (The) 94,100 933
Kao Corp. 7,400 475
Kawasaki Heavy Industries, Ltd. 1,500 36
KDDI Corp. 140,800 4,261
Keihan Holdings Co., Ltd. 10,900 398
Keio Corp. 8,400 546
Keyence Corp. 17,800 8,561
Kirin Holdings Co., Ltd. 108,400 2,034
Koito Manufacturing Co., Ltd. 12,600 786
Komatsu, Ltd. 267,900 7,863
Kubota Corp. 36,400 856
Kyowa Kirin Co., Ltd. 33,800 1,028
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lawson, Inc. 19,200 861
Lion Corp. 17,700 332
McDonald's Holdings Co. Japan, Ltd. 13,100 598
Medipal Holdings Corp. 30,500 561
MEIJI Holdings Co., Ltd. 100 6
Mitsubishi Chemical Holdings Corp. 43,700 325
Mitsubishi Electric Corp. 360,500 5,552
Mitsubishi Estate Co., Ltd. 154,400 2,538
Mitsubishi Heavy Industries, Ltd. 26,400 784
Mitsubishi UFJ Financial Group, Inc. 1,163,500 6,218
Mitsui & Co., Ltd. 58,000 1,223
Mitsui Chemicals, Inc. 8,400 265
Mizuho Financial Group, Inc. 90,400 1,288
MS&AD Insurance Group Holdings, Inc. 112,000 3,173
Murata Manufacturing Co., Ltd. 18,400 1,461
Nakanishi, Inc. 6,477 133
NEC Corp. 7,600 442
Nidec Corp. 5,600 649
Nintendo Co., Ltd. 3,875 2,220
Nippon Prologis REIT, Inc.(ö) 246 790
Nippon Shinyaku Co., Ltd. 8,700 586
Nippon Steel Corp. 82,100 1,429
Nippon Telegraph & Telephone Corp. 30,800 776
Nissan Motor Co., Ltd.(Æ) 460,000 2,307
Nissin Foods Holdings Co., Ltd. 7,900 560
Nitori Holdings Co., Ltd. 8,500 1,523
Nitto Denko Corp. 40,600 3,368
Nomura Holdings, Inc. 712,700 3,843
NTT Data Corp. 54,700 850
Obayashi Corp. 14,000 128
Obic Co., Ltd. 300 58
Odakyu Electric Railway Co., Ltd. 21,900 592
Oriental Land Co., Ltd. 5,700 807
Osaka Gas Co., Ltd. 35,500 687
Otsuka Holdings Co., Ltd. 30,600 1,178
Pan Pacific International Holdings Corp. 30,400 655
Panasonic Corp. 685,900 8,096
Qol Holdings Co., Ltd. 3,300 41
Recruit Holdings Co., Ltd. 21,900 991
Resona Holdings, Inc. 1,399,100 5,753
Rinnai Corp. 5,800 583
Secom Co., Ltd. 9,463 786
Sekisui House, Ltd. 26,200 530
Seven & i Holdings Co., Ltd. 11,600 499
Shimadzu Corp. 3,000 105
Shimano, Inc. 2,387 546
Shin-Etsu Chemical Co., Ltd. 76,700 12,960
Shingakukai Co., Ltd. 400 1
Shinsei Bank, Ltd. 84,100 1,223
Shizuoka Bank, Ltd. (The) 137,900 1,057
SMC Corp. 1,800 1,046
SoftBank Group Corp. 25,584 2,308
Sompo Japan Nipponkoa Holdings, Inc. 21,801 810
Sony Corp. 27,200 2,722
Subaru Corp. 176,300 3,273
Sumitomo Dainippon Pharma Co., Ltd. 68,600 1,190
Sumitomo Electric Industries, Ltd. 31,500 469

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Heavy Industries, Ltd. 21,800 632
Sumitomo Mitsui Banking Corp. 273,602 9,526
Sumitomo Mitsui Trust Holdings, Inc. 78,500 2,674
Suntory Beverage & Food, Ltd. 34,800 1,175
Suzuken Co., Ltd. 32,700 1,178
Suzuki Motor Corp. 9,300 353
T&D Holdings, Inc. 491,400 6,024
Taiheiyo Cement Corp. 25,400 637
Taisei Corp. 10,200 376
Takeda Pharmaceutical Co., Ltd. 151,300 5,060
THK Co., Ltd. 73,900 2,517
Toho Co., Ltd. 16,400 653
Tohoku Electric Power Co., Inc. 132,400 1,167
Tokio Marine Holdings, Inc. 89,400 4,284
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 415,800 1,227
Tokyo Electron, Ltd. 26,000 11,452
Tokyo Gas Co., Ltd. 21,800 442
Tokyu Fudosan Holdings Corp. 36,000 200
Toray Industries, Inc. 96,500 599
Toshiba Corp. 29,700 1,225
Toyo Suisan Kaisha, Ltd. 11,200 457
Toyota Industries Corp. 30,800 2,467
Toyota Motor Corp. 42,400 3,179
Toyota Tsusho Corp. 5,300 224
Transcosmos, Inc. 16,100 460
Trend Micro, Inc. 8,800 418
Unicharm Corp. 25,688 996
USS Co., Ltd. 30,800 559
Yamada Denki Co., Ltd. 113,000 563
282,396
Jersey - 0.1%
Glencore PLC(Æ) 668,040 2,721
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR 132,221 3,604
Kenya - 0.1%
Safaricom PLC 6,616,360 2,476
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 253,185 7,385
Eurofins Scientific SE 78,139 7,733
Globant SA(Æ) 3,541 812
RTL Group SA(Æ) 61,002 3,587
Tenaris SA 186,230 2,001
21,518
Macao - 0.0%
Sands China, Ltd.(Æ) 237,200 1,124
Malaysia - 0.3%
Axiata Group BHD 524,800 496
CIMB Group Holdings BHD 804,400 813
Dialog Group BHD 1,179,587 875
Gamuda BHD(Æ) 218,340 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Leong Bank BHD 197,291 858
Hong Leong Financial Group BHD 261,314 1,057
IHH Healthcare BHD 377,448 496
Malayan Banking BHD 151,244 304
Nestle Malaysia BHD 13,437 445
Public Bank BHD 680,000 689
QL Resources BHD 805,605 1,189
Tenaga Nasional BHD 4,918 12
7,422
Mexico - 1.2%
America Movil SAB de CV 591,491 413
America Movil SAB de CV Class L
- ADR 225,394 3,142
Arca Continental SAB de CV 131,093 702
Cemex SAB de CV(Æ) 1,138,599 904
Cemex SAB de CV - ADR(Æ) 745,325 5,881
Coca-Cola Femsa SAB de CV 53,530 251
El Puerto de Liverpool SAB de CV 258,973 1,095
Fomento Economico Mexicano SAB de
CV 68,153 528
Grupo Cementos de Chihuahua SAB
de CV 205,062 1,457
Grupo Financiero Banorte SAB de CV
Class O 217,927 1,240
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 1,197
Grupo Televisa SAB de CV - ADR 594,597 7,360
Industrias Bachoco SAB de CV 361,944 1,335
Infraestructura Energetica Nova SAB de
CV(Æ) 335,378 1,437
Megacable Holdings SAB de CV 341,631 1,250
Orbia Advance Corp. SAB de CV 451,254 1,259
Promotora y Operadora de
Infraestructura SAB de CV 70,773 547
Wal-Mart de Mexico SAB de CV 151,623 496
30,494
Netherlands - 3.2%
ABN AMRO Bank NV(Þ) 270,263 3,494
Adyen NV(Æ)(Þ) 461 1,132
Aegon NV 424,596 1,974
Akzo Nobel NV 6,662 800
ASML Holding NV 14,067 9,158
Exor NV 6,092 502
Ferrari NV 6,825 1,463
Heineken NV 115,933 13,440
ING Groep NV 1,180,465 15,091
Koninklijke Ahold Delhaize NV 36,770 990
Koninklijke KPN NV 638,961 2,201
Koninklijke Philips NV 13,887 783
PostNL NV - ADR 169,785 888
Royal Dutch Shell PLC Class A 331,499 6,303
Royal Dutch Shell PLC Class B 443,672 7,944
Stellantis NV 197,433 3,285
Wolters Kluwer NV 9,140 827

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
X5 Retail Group NV - GDR 72,354 2,221
Yandex NV Class A(Æ) 116,227 7,619
80,115
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 305,686 7,859
Meridian Energy, Ltd. 4,494 17
Spark New Zealand, Ltd. 515,261 1,621
9,497
Norway - 0.5%
DNB ASA 38,357 824
Gjensidige Forsikring ASA 29,105 663
Mowi ASA 88,244 2,182
Norsk Hydro ASA 940,510 6,008
Orkla ASA 181,935 1,858
Yara International ASA 7,033 367
11,902
Peru - 0.0%
Credicorp, Ltd.(Æ) 1,427 170
Philippines - 0.2%
Bank of the Philippine Islands 1,481,150 2,547
BDO Unibank, Inc. 219,920 471
GT Capital Holdings, Inc. 46,220 504
Megaworld Corp. 1,129,000 74
Metropolitan Bank & Trust Co. - ADR 2,345,600 2,144
SM Investments Corp. 19,900 397
6,137
Poland - 0.6%
Bank Millennium SA(Æ) 1,350,714 1,474
Bank Pekao SA(Æ) 158,822 3,353
CD Projekt SA(Æ) 26,973 1,237
Cyfrowy Polsat SA 68,324 532
KGHM Polska Miedz SA(Æ) 58,793 3,013
Orange Polska SA(Æ) 131,621 236
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,940
Polski Koncern Naftowy ORLEN SA 32,559 573
Polskie Gornictwo Naftowe i
Gazownictwo SA 259,718 450
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 1,106
Santander Bank Polska SA(Æ) 15,180 898
14,812
Portugal - 0.0%
Energias de Portugal SA 55,699 310
Russia - 1.2%
Gazprom PJSC 377,058 1,154
Gazprom PJSC - ADR 334,362 2,024
Lukoil PJSC 82,814 6,384
Lukoil PJSC - ADR 10,868 831
Novatek PJSC - GDR 5,629 1,013
Novolipetsk Steel PJSC - GDR 19,476 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Polyus PJSC - GDR 22,942 2,125
Rosneft Oil Co. PJSC 197,470 1,380
Sberbank of Russia PJSC 1,167,116 4,621
Sberbank of Russia PJSC - ADR 641,201 10,088
Tatneft PJSC - ADR 12,360 496
30,801
Singapore - 0.9%
CapitaLand, Ltd. 479,100 1,337
City Developments, Ltd. 136,600 809
DBS Group Holdings, Ltd. 203,116 4,568
Genting Singapore, Ltd. 268,900 175
Jardine Cycle & Carriage, Ltd. 4,100 71
Oversea-Chinese Banking Corp., Ltd. 138,648 1,272
Singapore Exchange, Ltd. 161,900 1,269
Singapore Technologies Engineering,
Ltd. 396,700 1,151
Singapore Telecommunications, Ltd. 1,730,578 3,248
United Overseas Bank, Ltd. 42,300 846
UOL Group, Ltd. 128,700 744
Wilmar International, Ltd. 1,664,400 6,530
22,020
South Africa - 1.4%
Anglo American PLC 132,500 5,626
AngloGold Ashanti, Ltd. - ADR 51,190 1,053
Aspen Pharmacare Holdings, Ltd.(Æ) 106,119 1,182
Bidvest Group, Ltd. (The) 163,201 1,885
Clicks Group, Ltd. 37,166 620
Discovery Holdings, Ltd.(Æ) 50,418 459
FirstRand, Ltd. 2,211,486 7,780
Gold Fields, Ltd. - ADR 528,102 4,954
Impala Platinum Holdings, Ltd. 37,548 703
MTN Group, Ltd.(Æ) 189,397 1,198
Old Mutual, Ltd. 1,569,688 1,368
Pick n Pay Stores, Ltd. 142,378 531
Sibanye Stillwater, Ltd. 1,534,148 7,142
Tiger Brands, Ltd. 36,079 485
34,986
South Korea - 6.6%
BNK Financial Group, Inc. 109,729 756
CJ Logistics Corp.(Æ) 2,716 418
CLIO Cosmetics Co., Ltd. 18,351 378
Coway Co., Ltd. 12,443 748
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,463
Fila Holdings Corp. 19,328 791
Hana Financial Group, Inc. 220,236 9,030
Hankook Tire & Technology Co., Ltd. 53,122 2,291
Hanon Systems 40,874 594
Hyundai Department Store Co., Ltd. 10,518 876
Hyundai Engineering & Construction
Co., Ltd. 13,169 595
Hyundai Motor Co. 25,700 4,874
Industrial Bank of Korea 10,045 87
KB Financial Group, Inc. 288,067 14,154

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kia Motors Corp. 93,614 6,459
Korea Aerospace Industries, Ltd. 1,345 39
Korea Electric Power Corp. 58,444 1,241
Korea Gas Corp.(Æ) 31,733 995
KT Corp. - ADR 269,767 3,399
KT&G Corp. 6,567 487
Kumho Petrochemical Co., Ltd. 8,981 2,092
LG Chem, Ltd. 6,976 5,830
LG Electronics, Inc. Class H 16,667 2,351
LG Household & Health Care, Ltd. 5,127 7,083
LG Uplus Corp. 35,871 425
NAVER Corp. 20,807 6,705
NCSoft Corp. 2,738 2,039
Netmarble Corp.(Þ) 4,996 580
Ottogi Corp. 741 369
Pan Ocean Co., Ltd. 152,678 1,004
Pearl Abyss Corp.(Æ) 13,380 677
POSCO 31,883 10,413
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,890 2,806
Samsung Electro-Mechanics Co., Ltd. 30,822 4,927
Samsung Electronics Co., Ltd. 546,736 39,951
Samsung Engineering Co., Ltd.(Æ) 81,362 1,266
Shinhan Financial Group Co., Ltd. 283,503 10,184
SK Hynix, Inc. 161,973 18,545
SK Telecom Co., Ltd. 3,477 947
167,869
Spain - 0.9%
Abertis Infraestructuras SA(Æ)(Š) 27,820 162
Aena SME SA(Æ)(Þ) 2,813 489
Amadeus IT Group SA Class A(Æ) 2,674 182
Banco Santander SA - ADR 452,034 1,746
Bankinter SA 47,357 260
CaixaBank SA 2,268,391 7,275
Cellnex Telecom SA(Þ) 106,212 6,009
Endesa SA - ADR 64,674 1,700
Ferrovial SA 3,241 92
Iberdrola SA 97,607 1,321
Industria de Diseno Textil SA 48,148 1,714
Linea Directa Aseguradora SA(Æ) 47,357 93
Red Electrica Corp. SA 96,947 1,780
22,823
Sweden - 1.2%
Assa Abloy AB Class B 59,170 1,687
Atlas Copco AB(Æ) 20,626 1,250
Boliden AB(Æ) 44,225 1,724
Essity Aktiebolag Class B 19,788 646
ICA Gruppen AB 5,248 242
Industrivarden AB Class A 15,973 613
Kinnevik AB Class B(Æ) 49,339 2,727
L E Lundbergforetagen AB Class B 17,474 999
Loomis AB 13,196 433
Sandvik AB 290,911 7,186
Securitas AB Class B 52,827 901
Skandinaviska Enskilda Banken AB
Class A 112,699 1,446
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skanska AB Class B 25,741 698
Svenska Cellulosa AB SCA Class B 32,919 578
Svenska Handelsbanken AB Class A 186,005 2,158
Swedbank AB Class A 67,729 1,190
Swedish Match AB 25,679 2,109
Telefonaktiebolaget LM Ericsson Class B 196,074 2,695
Volvo AB Class B 22,016 540
29,822
Switzerland - 5.2%
ABB, Ltd. 84,055 2,729
Adecco Group AG 104,966 7,106
Alcon, Inc. 21,038 1,579
Baloise Holding AG 6,483 1,096
Chocoladefabriken Lindt & Spruengli
AG(Æ) 63 1,032
Cie Financiere Richemont SA Class A 14,031 1,440
Credit Suisse Group AG Class A 255,019 2,690
Geberit AG 1,645 1,084
Georg Fischer AG 174 244
Givaudan SA 273 1,144
Julius Baer Group, Ltd. 71,683 4,516
Kuehne & Nagel International AG 8,392 2,508
LafargeHolcim, Ltd.(Æ) 102,916 6,341
Lonza Group AG(Æ) 2,136 1,359
Nestle SA 174,942 20,856
Novartis AG 177,263 15,142
Partners Group Holding AG 6,083 8,689
Roche Holding AG 42,098 13,716
Schindler Holding AG 4,955 1,400
SGS SA 994 2,944
Sika AG 3,360 1,002
STMicroelectronics NV 44,447 1,664
Swiss Life Holding AG 1,577 769
Swiss Prime Site AG Class A 134 13
Swiss Re AG 48,694 4,527
Swisscom AG 2,032 1,102
Temenos AG 38,270 5,624
UBS Group AG 922,636 14,112
Zurich Insurance Group AG 13,199 5,417
131,845
Taiwan - 5.6%
Advantech Co., Ltd. 36,000 457
Asustek Computer, Inc. 64,340 870
Catcher Technology Co., Ltd. 194,000 1,369
Cathay Financial Holding Co., Ltd. 388,000 730
Chang Hwa Commercial Bank, Ltd. 712,030 457
China Airlines, Ltd.(Æ) 2,520,000 1,903
China Development Financial Holding
Corp. 1,469,520 689
China Life Insurance Co., Ltd. 1,107,896 1,050
China Steel Corp. Class H 765,001 1,074
Chunghwa Telecom Co., Ltd. 206,590 843
Chunghwa Telecom Co., Ltd. - ADR 11,428 467
Compal Electronics, Inc. 838,482 749
CTBC Financial Holding Co., Ltd. 1,604,000 1,307

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
E.Sun Financial Holding Co., Ltd. 984,954 951
Eva Airways Corp. 1,248,718 843
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,058,722 3,028
First Financial Holding Co., Ltd. 501,424 411
Formosa Petrochemical Corp. 226,000 835
Formosa Plastics Corp. 182,651 692
Fubon Financial Holding Co., Ltd. 1,779,000 4,114
Globalwafers Co., Ltd. 99,847 3,121
Hiwin Technologies Corp. 142,501 2,188
Hon Hai Precision Industry Co., Ltd. 2,343,101 9,808
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 156
Hua Nan Financial Holdings Co., Ltd. 1,138,802 775
Innolux Corp.(Æ) 2,421,586 2,629
Largan Precision Co., Ltd. 7,421 824
Lite-On Technology Corp. 292,126 671
MediaTek, Inc. 290,629 12,466
Mega Financial Holding Co., Ltd. 636,000 744
Nan Ya Plastics Corp. 304,000 958
Nanya Technology Corp. 2,001,000 6,608
Pou Chen Corp. Class B 392,000 499
President Chain Store Corp. 43,490 423
Realtek Semiconductor Corp. 65,588 1,260
Ruentex Development Co., Ltd. 675,917 1,289
Shin Kong Financial Holding Co., Ltd. 5,091,011 1,842
SinoPac Financial Holdings Co., Ltd. 1,198,000 570
Synnex Technology International Corp. 301,773 601
Taishin Financial Holding Co., Ltd. 821,000 415
Taiwan Business Bank 1,750,191 639
Taiwan Cooperative Financial Holding
Co., Ltd. 1,337,398 1,025
Taiwan High Speed Rail Corp. 78,267 88
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,928,042 41,781
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 142,744 16,664
Uni-President Enterprises Corp. 165,000 445
United Microelectronics Corp. 3,031,000 6,226
Win Semiconductors Corp. 59,849 791
WPG Holdings, Ltd. 402,308 744
Yageo Corp. 7,416 146
Yuanta Financial Holding Co., Ltd. 1,659,877 1,541
Zhen Ding Technology Holding, Ltd. 329,000 1,252
142,028
Thailand - 0.5%
Advanced Info Service PCL 62,600 344
Bangkok Bank PCL 19,700 77
Bangkok Dusit Medical Services PCL
Class F 1,728,400 1,204
Bangkok Expressway & Metro PCL 4,394,100 1,129
CP ALL PCL 1,375,200 2,759
Kasikornbank PCL 1,075,000 4,554
Minor International PCL(Æ) 1,803,800 1,736
PTT Global Chemical PCL 40,000 87
PTT PCL 173,000 221
Siam Cement PCL (The) 60,900 903
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thai Union Group PCL Class F 231,700 112
13,126
Turkey - 0.2%
Arcelik AS 207,287 861
Ford Otomotiv Sanayi AS 36,176 768
Haci Omer Sabanci Holding AS 1,295,614 1,265
KOC Holding AS 183,082 405
Turk Telekomunikasyon AS 1,660,072 1,277
4,576
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 1,571
Emaar Malls PJSC(Æ) 2,416,113 1,208
Emaar Properties PJSC 1,615,413 1,636
Emirates NBD Bank PJSC 623,565 2,111
Emirates Telecommunications Group
Co. PJSC 231,251 1,334
7,860
United Kingdom - 7.8%
Admiral Group PLC 32,679 1,412
Antofagasta PLC 262,523 6,770
Associated British Foods PLC 29,852 951
AstraZeneca PLC 55,408 5,903
Aviva PLC 480,076 2,653
Babcock International Group PLC(Æ) 797,212 3,170
BAE Systems PLC 508,033 3,555
Bank of Georgia Group PLC(Æ) 31,959 451
Barclays PLC 2,745,379 6,651
Berkeley Group Holdings PLC 19,522 1,247
BP PLC 1,574,601 6,573
British American Tobacco PLC 50,041 1,857
British Land Co. PLC (The)(ö) 210,840 1,509
BT Group PLC(Æ) 1,463,411 3,333
Bunzl PLC 25,073 806
Centrica PLC(Æ) 3,735,528 2,922
Compass Group PLC(Æ) 374,974 8,140
Croda International PLC(Æ) 10,312 963
Diageo PLC 108,238 4,859
Direct Line Insurance Group PLC 284,209 1,119
Experian PLC 34,474 1,331
Ferguson PLC 4,011 506
Halma PLC 32,461 1,160
Hochschild Mining PLC 474,274 1,218
HSBC Holdings PLC 1,510,076 9,445
InterContinental Hotels Group PLC(Æ) 16,324 1,161
Intertek Group PLC 16,050 1,360
J Sainsbury PLC 3,957,456 12,989
John Wood Group PLC(Æ) 1,404,389 5,443
Johnson Matthey PLC 38,854 1,743
KAZ Minerals PLC 430,879 5,050
Kingfisher PLC 1,011,123 4,989
Land Securities Group PLC(ö) 144,710 1,440
Linde PLC 39,701 11,369
Lloyds Banking Group PLC 1,069,450 671
London Stock Exchange Group PLC 6,042 617

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marks & Spencer Group PLC(Æ) 517,558 1,129
Meggitt PLC(Æ) 11,943 77
Mondi PLC 41,477 1,125
National Grid PLC 19,682 248
Natwest Group PLC 1,723,073 4,677
Pearson PLC 62,098 712
Persimmon PLC Class A 16,203 701
Prudential PLC 41,633 882
Reckitt Benckiser Group PLC 15,072 1,343
RELX PLC 80,443 2,089
Rentokil Initial PLC 89,370 617
RSA Insurance Group PLC 396,043 3,732
Segro PLC(ö) 184,736 2,565
Smith & Nephew PLC 44,467 964
Smiths Group PLC 33,668 756
Spirax-Sarco Engineering PLC 12,289 2,005
Standard Chartered PLC 1,263,972 9,072
Stock Spirits Group PLC 136,928 516
Taylor Wimpey PLC 178,234 442
TechnipFMC PLC(Æ) 662,634 4,903
Tesco PLC 1,338,078 4,083
Travis Perkins PLC(Æ) 382,693 8,131
Tullow Oil PLC(Æ) 4,411,833 3,295
Unilever PLC 81,048 4,744
Vodafone Group PLC 3,310,282 6,227
Wausau Paper Corp. 360,990 4,862
Wickes Group PLC(Æ) 428,811 1,480
196,713
United States - 0.7%
Abbott Laboratories 1,667 200
Amdocs, Ltd. 65,606 5,035
Aon PLC Class A 34,925 8,781
Lululemon Athletica, Inc.(Æ) 5,554 1,862
MasterCard, Inc. Class A 1,606 614
Ovintiv, Inc. 55,295 1,322
Visa, Inc. Class A 1,936 452
18,266
Virgin Islands, British - 0.0%
Fix Price Group, Ltd. - GDR(Æ) 73,428 687
Total Common Stocks
(cost $1,620,109) 2,349,417
Preferred Stocks - 2.3%
Brazil - 0.7%
Banco Bradesco SA
2.455% (Ÿ) 1,719,153 7,548
Petroleo Brasileiro SA
2.997% (Ÿ) 2,062,411 8,968
16,516
Germany - 0.7%
Henkel AG & Co. KGaA
1.938% (Ÿ) 1,912 220
Porsche Automobil Holding SE
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.578% (Ÿ) 39,018 4,108
Volkswagen AG
2.281% (Ÿ) 56,335 14,711
19,039
South Korea - 0.9%
Samsung Electronics Co., Ltd.
4.062% (Ÿ) 336,494 22,083
Total Preferred Stocks
(cost $37,703) 57,638
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants  28,062 12
Credit Suisse Group AG (Æ) (Š)
2021  Rights 255,019 —
12
Thailand - 0.0%
Minor International PCL (Æ)
2021 Warrants  236,273 47
Total Warrants and Rights
(cost $—) 59
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 55,488,275 (∞) 55,477
Total Short-Term Investments
(cost $55,477) 55,477
Total Investments - 97.3%
(identified cost $1,713,299) 2,462,594
Other Assets and Liabilities, Net
- 2.7%
68,202
Net Assets - 100.0%
2,530,796

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.1%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9.42 2,545
3,494
Adyen NV 09/10/20 EUR 461 1,615.02 745
1,132
Aena SME SA 03/17/20 EUR 2,813 107.08 301
489
Amundi SA 02/26/19 EUR 71,702 64.80 4,646
6,386
Cellnex Telecom SA 04/18/19 EUR 106,212 50.82 5,397
6,009
CGN Power Co., Ltd. 09/10/20 HKD 4,478,182 0.22 966
1,031
China Huarong Asset Management Co., Ltd. 03/25/21 HKD 16,079,000 0.13 2,063
2,111
Covestro AG 03/17/20 EUR 147,881 34.44 5,093
9,675
Delivery Hero SE 09/26/19 EUR 46,612 55.15 2,571
7,400
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 105,525 1.43 150
281
Hydro One, Ltd. 04/18/19 CAD 32,728 16.10 527
785
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 164,714 16.02 2,638
3,143
InterGlobe Aviation, Ltd. 03/25/21 INR 98,346 23.73 2,333
2,182
JW (Cayman) Therapeutics Co., Ltd 04/27/21 HKD 277,000 4.50 1,246
1,155
Kuaishou Technology 03/25/21 HKD 60,000 32.88 1,973
2,018
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2.91 427
911
Luye Pharma Group, Ltd. 04/28/20 HKD 1,637,501 0.49 803
993
Meituan-Dianping 01/13/20 HKD 290,013 25.65 7,440
11,042
Moneta Money Bank AS 12/21/20 CZK 570,052 3.11 1,771
2,118
Netmarble Corp. 04/28/20 KRW 4,996 76.55 382
580
Pirelli & C SpA 04/28/20 EUR 162,449 3.74 607
913
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0.54 290
351
Reliance Industries, Ltd. 06/03/15 78,033 14.13 1,102
4,221
Samsung Biologics Co., Ltd. 12/02/20 KRW 3,890 662.88 2,579
2,806
Shandong Gold Mining Co., Ltd. 03/25/21 HKD 267,811 1.94 518
488
Siemens Healthineers AG 12/21/20 EUR 17,361 50.00 868
993
Sunac Services Holdings, Ltd. 11/03/20 HKD 3,953 1.50 6
12
WH Group, Ltd. 10/26/15 HKD 4,366,614 0.78 3,409
3,812
Worldline SA 03/25/21 EUR 14,123 82.98 1,172
1,386
Zalando SE 09/10/20 EUR 13,848 85.40 1,183
1,440
79,357
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 58 EUR 8,168 05/21
9
Australian Dollar Currency Futures 619 USD 47,700 06/21
(148)
British Pound Currency Futures 170 USD 14,674 06/21
(111)
CAC40 Euro Index Futures 362 EUR 22,502 05/21
399
Canadian Dollar Currency Futures 639 USD 52,040 06/21
1,442
DAX Index Futures 49 EUR 18,581 06/21
866
Euro Currency Futures 447 USD 67,232 06/21
575
EURO STOXX 50 Index Futures 343 EUR 13,514 06/21
660
FTSE 100 Index Futures 126 GBP 8,741 06/21
11
FTSE/MIB Index Futures 45 EUR 5,380 06/21
(8)
IBEX 35 Index Futures 58 EUR 5,108 05/21
213
Japnese Yen Currency Futures 1,005 USD 114,966 06/21
(866)
New Zealand Dollar Currency Futures 45 USD 3,221 06/21
(11)
Norwegian Krone Currency Futures 93 USD 22,368 06/21
(68)
OMXS30 Index Futures 271 SEK 60,135 05/21
(13)
S&P/TSX 60 Index Futures 90 CAD 20,437 06/21
326

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 213
Futures Contracts
Amounts in thousands (except contract amounts )
SPI 200 Index Futures 344 AUD 60,217 06/21
1,605
TOPIX Index Futures 658 JPY 12,511,871 06/21 644
Short Positions
Hang Seng Index Futures 49 HKD 69,899 05/21
63
MSCI Emerging Markets Index Futures 2,069 USD 138,271 06/21
533
MSCI Singapore Index Futures 111 SGD 4,015 05/21
(6)
S&P 500 E-Mini Index Futures 454 USD 94,759 06/21
(5,680)
Swiss Franc Currency Futures 230 USD 31,510 06/21 (514)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (79)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 521 HKD 4,048 05/03/21 —
Bank of America USD 133 HKD 1,036 05/04/21 —
Bank of America USD 238 JPY 25,911 05/06/21 (1)
Bank of America USD 2,036 ZAR 29,016 05/03/21 (36)
Bank of America USD 1,518 ZAR 21,737 05/04/21 (19)
Bank of America CZK 2 USD — 05/03/21 —
Bank of America ZAR 27,573 USD 1,926 05/03/21 25
Citigroup USD 19 ZAR 278 05/05/21 —
State Street USD 1,519 BRL 8,120 05/03/21 (24)
State Street JPY 82 USD 1 05/07/21 —
State Street MYR 689 USD 168 05/03/21 —
State Street PHP 23,359 USD 482 05/03/21 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(58)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 3,049 $ — $ —
$ —
$ 3,049 0.1
Australia — 41,955 —
—
41,955 1.7
Austria — 6,301 —
—
6,301 0.3
Belgium — 8,018 —
—
8,018 0.3
Brazil 28,582 — —
—
28,582 1.1
Canada 124,007 — —
—
124,007 4.9
Chile 6,849 — —
—
6,849 0.3
China 61,275 212,208 2,111
—
275,594 10.9
Cyprus — 91 —
—
91 —
*
Czech Republic — 2,849 —
—
2,849 0.1
Denmark — 32,500 —
—
32,500 1.3
Finland — 29,746 —
—
29,746 1.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France 357 156,937 —
—
157,294 6.2
Germany 275 81,254 —
—
81,529 3.2
Greece — 8,519 —
—
8,519 0.3
Hong Kong 2,293 65,909 —
—
68,202 2.7
Hungary — 3,321 —
—
3,321 0.1
India 5,344 77,871 —
—
83,215 3.3
Indonesia — 13,342 —
—
13,342 0.5
Ireland 22,639 19,740 —
—
42,379 1.7
Isle of Man — 2,337 —
—
2,337 0.1
Israel 270 3,381 —
—
3,651 0.1
Italy — 27,967 —
—
27,967 1.1
Japan — 282,396 —
—
282,396 11.2
Jersey — 2,721 —
—
2,721 0.1
Kazakhstan — 3,604 —
—
3,604 0.1
Kenya — 2,476 —
—
2,476 0.1
Luxembourg 812 20,706 —
—
21,518 0.9
Macao — 1,124 —
—
1,124 —
*
Malaysia — 7,422 —
—
7,422 0.3
Mexico 30,494 — —
—
30,494 1.2
Netherlands 7,619 72,496 —
—
80 , 115 3 . 2
New Zealand — 9,497 —
—
9,497 0.4
Norway — 11,902 —
—
11,902 0.5
Peru 170 — —
—
170 —
*
Philippines — 6,137 —
—
6,137 0.2
Poland — 14,812 —
—
14,812 0.6
Portugal — 310 —
—
310 —
*
Russia — 30,801 —
—
30 , 801 1. 2
Singapore — 22,020 —
—
22,020 0.9
South Africa 6,007 28,979 —
—
34,986 1.4
South Korea 3,399 164,470 —
—
167,869 6.6
Spain 93 22,568 162
—
22,823 0.9
Sweden — 29,822 —
—
29,822 1.2
Switzerland — 131,845 —
—
131,845 5.2
Taiwan 17,131 124,897 —
—
142,028 5.6
Thailand — 13,126 —
—
13,126 0.5
Turkey — 4,576 —
—
4,576 0.2
United Arab Emirates — 7,860 —
—
7,860 0.3
United Kingdom 6,383 190,330 —
—
196,713 7.8
United States 18,266 — —
—
18,266 0.7
Virgin Islands, British 687 — —
—
687 —
*

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 215
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks 16,516 41,122 — — 57,638 2.3
Long-Term Investments — 3 — — 3 —
*
Warrants and Rights 59 — — — 59 —
*
Short-Term Investments — — — 55,477 55,477 2.2
Total Investments 362,576 2,042,268 2,273 55,477 2,462,594 97.3
Other Assets and Liabilities, Net
2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 7,346 — — — 7,346 0.3
Foreign Currency Exchange Contracts 25 — — — 25 —
*
A
Liabilities
Futures Contracts (7,425) — — — (7,425) (0.3)
Foreign Currency Exchange Contracts (83) — — — (83) (—)
*
Total Other Financial Instruments
**
$ (137) $ — $ — $ — $ (137)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
305,105
Consumer Staples ...................................................................
124,566
Energy ....................................................................................
129,144
Financial Services ...................................................................
604,974
Health Care .............................................................................
123,936
Materials and Processing ........................................................
290,444
Producer Durables ..................................................................
249,707
Technology ..............................................................................
419,401
Utilities ...................................................................................
102,140
Preferred Stocks
Consumer Discretionary ..........................................................
18,819
Consumer Staples ...................................................................
220

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed International Equity Fund
Energy ....................................................................................
8,968
Financial Services ...................................................................
7,548
Technology ..............................................................................
22,083
Long-Term Investments .................................................................
3
Warrants and Rights ....................................................................
59
Short-Term Investments ................................................................
55,477
Total Investments .................................................................... 2,462,594

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 25
Variation margin on futures contracts* 5,329 2,017
Total
$ 5,329 $ 2,042
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 5,707 $ 1,718
Unrealized depreciation on foreign currency exchange contracts — 83
Total
$ 5,707 $ 1,801
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (4,623) $ 7,526
Foreign currency exchange contracts — (324)
Total
$ (4,623) $ 7,202
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 12,519 $ 1,564
Foreign currency exchange contracts — (58)
Total
$ 12,519 $ 1,506
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 25 $ — $ 25
Total Financial and Derivative Assets
25 — 25
Financial and Derivative Assets not subject to a netting agreement
(25) — (25)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 83 $ — $ 83
Total Financial and Derivative Liabilities
83 — 83
Financial and Derivative Liabilities not subject to a netting agreement
(83) — (83)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,713,299
Investments, at fair value(>) ...........................................................................................................................................................
2,462,594
Foreign currency holdings(^) ......................................................................................................................................................... 19,199
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 25
Receivables:
Dividends and interest ....................................................................................................................................................... 5,921
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 4,212
Fund shares sold ................................................................................................................................................................ 6,075
Foreign capital gains taxes recoverable ............................................................................................................................. 3,356
From broker(a) ................................................................................................................................................................... 40,876
Prepaid expenses ........................................................................................................................................................................... 21
Total assets .................................................................................................................................................
2,542,280
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 17
Investments purchased ...................................................................................................................................................... 6,385
Fund shares redeemed ....................................................................................................................................................... 1,686
Accrued fees to affiliates .................................................................................................................................................... 1,988
Other accrued expenses ..................................................................................................................................................... 294
Variation margin on futures contracts ................................................................................................................................. 50
Deferred capital gains tax liability ..................................................................................................................................... 981
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 83
Total liabilities .............................................................................................................................................
11,484
Net Assets ............................................................................................................................................................
$ 2,530,796

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 480,647
Shares of beneficial interest ...........................................................................................................................................................
2,039
Additional paid-in capital ..............................................................................................................................................................
2,048,110
Net Assets ............................................................................................................................................................
$ 2,530,796
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.36
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.11
Class A — Net assets ............................................................................................................................................................. $ 27,603,795
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,232,480
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.24
Class C — Net assets ............................................................................................................................................................. $ 8,276,580
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 676,139
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.41
Class M — Net assets ............................................................................................................................................................ $ 630,805,322
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 50,812,394
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.41
Class S — Net assets ............................................................................................................................................................. $ 1,864,109,828
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 150,189,426
Amounts in thousands
(^)     Foreign currency holdings - cost $ 19,240
(>)     Investments in affiliates, U.S. Cash Management Fund $ 55,477
(a)     Receivable from Broker for Futures $ 40,876
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 29,593
Dividends from affiliated funds ......................................................................................................................................... 15
Less foreign taxes withheld ............................................................................................................................................... (3,052)
Total investment income ...............................................................................................................................................................
26,556
Expenses
Advisory fees .................................................................................................................................................................... 9,486
Administrative fees ........................................................................................................................................................... 555
Custodian fees ................................................................................................................................................................... 351
Distribution fees - Class A ................................................................................................................................................ 30
Distribution fees - Class C ................................................................................................................................................ 29
Transfer agent fees - Class A ............................................................................................................................................ 24
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class M ............................................................................................................................................ 527
Transfer agent fees - Class S ............................................................................................................................................. 1,734
Professional fees ............................................................................................................................................................... 92
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ................................................................................................................................. 10
Trustees’ fees .................................................................................................................................................................... 42
Printing fees ...................................................................................................................................................................... 65
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 13,049
Expense reductions ........................................................................................................................................................... (1,322)
Net expenses .................................................................................................................................................................................
11,727
Net investment income (loss) ........................................................................................................................................................
14,829
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 27,948
Futures contracts .............................................................................................................................................................. 2,903
Foreign currency exchange contracts ................................................................................................................................ (324)
Foreign currency-related transactions ............................................................................................................................... 321
Net realized gain (loss) ..................................................................................................................................................................
30,848
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 526,487
Futures contracts .............................................................................................................................................................. 14,083
Foreign currency exchange contracts ................................................................................................................................ (58)
Foreign currency-related transactions ............................................................................................................................... 95
Net change in unrealized appreciation (depreciation) ................................................................................................................... 540,607
Net realized and unrealized gain (loss) ......................................................................................................................................... 571,455
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 586,284

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 14,829 $ 27,817
Net realized gain (loss) ...................................................................................................................... 30,848 (89,212)
Net change in unrealized appreciation (depreciation) ....................................................................... 540,607 (62,053)
Net increase (decrease) in net assets from operations ............................................................................. 586,284 (123,448)
Distributions
To shareholders
Class A .......................................................................................................................................... (316) (322)
Class C .......................................................................................................................................... (54) (85)
Class M ......................................................................................................................................... (7,800) (6,878)
Class S ........................................................................................................................................... (26,190) (35,367)
Net decrease in net assets from distributions .......................................................................................... (34,360) (42,652)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 147,876 239,281
Total Net Increase (Decrease) in Net Assets ..........................................................................
699,800 73,181
Net Assets
Beginning of period .................................................................................................................................
1,830,996 1,757,815
End of period ..........................................................................................................................................
$ 2,530,796 $ 1,830,996

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 304 $ 3,646 1,247 $ 10,838
Proceeds from reinvestment of distributions 27 310 29 312
Payments for shares redeemed (158) (1,838) (576) (5,652)
Net increase (decrease)
173 2,118 700 5,498
Class C
Proceeds from shares sold 97 1,126 328 3,048
Proceeds from reinvestment of distributions 5 54 8 85
Payments for shares redeemed (97) (1,121) (213) (1,984)
Net increase (decrease)
5 59 123 1,149
Class E (1)
Payments for shares redeemed — — (5) (47)
Net increase (decrease)
— — (5) (47)
Class M
Proceeds from shares sold 20,726 238,492 17,153 158,668
Proceeds from reinvestment of distributions 686 7,800 635 6,878
Payments for shares redeemed (3,918) (46,180) (9,510) (87,058)
Net increase (decrease)
17,494 200,112 8,278 78,488
Class S
Proceeds from shares sold 18,880 222,510 61,562 569,547
Proceeds from reinvestment of distributions 2,300 26,152 3,261 35,315
Payments for shares redeemed (26,322) (303,075) (48,807) (450,669)
Net increase (decrease)
(5,142) (54,413) 16,016 154,193
Total increase (decrease)
12,530 $ 147,876 25,112 $ (239,281)

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2021* 9.53 .06 2.92 2.98 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
October 31, 2016 9.09 .13 .02 .15 (.05) (.05)
Class C
April 30, 2021* 9.41 .01 2.90 2.91 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
October 31, 2016 9.06 .06 .02 .08 (.03) (.03)
Class M
April 30, 2021* 9.57 .09 2.94 3.03 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(5) 9.77 .08 1.40 1.48 — —
Class S
April 30, 2021* 9.57 .07 2.94 3.01 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)
October 31, 2016 9.10 .15 .01 .16 (.05) (.05)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
12.36 31.46 27,604 1.38 1.29 1.03 29
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
9.19 1.71 3,943 1.48 1.34 1.43 85
12.24 31.01 8,277 2.13 2.04 .26 29
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
9.11 .89 2,441 2.23 2.09 .71 85
12.41 31.81 630,805 1.13 .94 1.48 29
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
12.41 31.67 1,864,110 1.13 1.04 1.25 29
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25
9.21 1.83 590,373 1.23 1.09 1.66 85

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,513,751
Administration fees 98,971
Distribution fees 10,592
Shareholder servicing fees 1,702
Transfer agent fees 359,590
Trustee fees 3,111
$ 1,987,717
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,498 $ 330,314 $ 296,335 $ — $ — $ 55,477 $ 15 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,740,087,616 $ 733,609,288 $ (11,238,841) $ 722,370,447

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Managed Real Assets Fund 229
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2021 $ 1,370 .10 $ 1,018 .20
Expenses Paid During Period* $ 7 .82 $ 6 .66
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2021 $ 1,364 .60 $ 1,014 .48
Expenses Paid During Period* $ 12 .19 $ 10 .39
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2021 $ 1,373 .20 $ 1,019 .93
Expenses Paid During Period* $ 5 .77 $ 4 .91
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
230 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2020 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2021 $ 1,371 .40 $ 1,019 .44
Expenses Paid During Period* $ 6 .35 $ 5 .41
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.8%
Argentina - 0.3%
Adecoagro SA(Æ) 179,457 1,671
Australia - 4.4%
Atlas Arteria, Ltd. 66,417 309
Aurizon Holdings, Ltd. 968,273 2,800
Beach Energy, Ltd. 505,205 491
BHP Group PLC 44,197 1,335
BHP Group, Ltd. - ADR 57,634 2,095
Fortescue Metals Group, Ltd. 132,939 2,315
Mineral Resources, Ltd. 51,111 1,884
Qube Holdings, Ltd. 447,363 1,039
Rio Tinto, Ltd. - ADR 5,353 501
Sandfire Resources NL 211,728 1,089
South32, Ltd. Class B 440,322 977
Sunrise Energy Metals, Ltd.(Æ) 190,554 326
Sydney Airport(Æ) 289,383 1,381
Transurban Group - ADR(Æ) 1,088,606 11,894
28,436
Austria - 0.2%
OMV AB 32,632 1,604
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 1
China Water Affairs Group, Ltd. 415,320 336
Kunlun Energy Co., Ltd. 442,000 474
811
Brazil - 0.8%
CCR SA 786,736 1,744
Cia Energetica de Minas Gerais - ADR 119,890 299
Petroleo Brasileiro SA 48,230 205
Petroleo Brasileiro SA - ADR 18,545 157
Sao Martinho SA 194,006 1,113
Ultrapar Participacoes SA - ADR 94,146 365
Vale SA Class B - ADR 65,701 1,322
5,205
Canada - 4.7%
ARC Resources, Ltd. 111,946 704
Barrick Gold Corp. 42,872 913
Canadian Natural Resources, Ltd. 9,372 284
Canadian Solar, Inc.(Æ) 19,849 819
Emera , Inc. 49,011 2,228
Enbridge, Inc. 137,161 5,290
Enerflex , Ltd. 88,543 591
Franco-Nevada Corp. Class T 9,445 1,316
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 539
Ivanhoe Mines, Ltd. Class A(Æ) 281,917 1,989
Largo Resources, Ltd.(Æ) 100,814 1,763
Nutrien , Ltd. 29,147 1,609
Pembina Pipeline Corp. 179,763 5,549
Suncor Energy, Inc. 22,490 481
TC Energy Corp.(Æ) 94,756 4,688
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teck Resources, Ltd. Class B 24,544 519
Westshore Terminals Investment Corp. 17,748 290
Wheaton Precious Metals Corp. 18,409 764
30,338
Chile - 0.3%
Sociedad Quimica y Minera de Chile
SA - ADR 42,334 2,233
China - 1.0%
China Gas Holdings, Ltd. 477,543 1,724
China Resources Gas Group, Ltd. 98,001 531
COSCO SHIPPING Ports, Ltd. 409,093 344
ENN Energy Holdings, Ltd. 58,212 991
Jiangsu Expressway Co., Ltd. Class H 2,423,969 2,853
6,443
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 106
Cyprus - 0.1%
Ros Agro PLC - GDR 66,112 779
Denmark - 0.3%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 603
Vestas Wind Systmens A/S 35,070 1,456
2,059
Finland - 0.5%
Neste OYJ 25,997 1,577
Stora Enso OYJ Class R 20,738 397
UPM- Kymmene OYJ 25,554 1,000
2,974
France - 3.6%
Aeroports de Paris(Æ) 36,585 4,692
Eiffage SA 29,838 3,268
Engie SA 66,577 990
Eramet SA(Æ) 2,144 155
Gaztransport Et Technigaz SA 130 11
Getlink SE 286,322 4,553
Rubis SCA 46,337 2,175
Suez SA 37,980 907
Total SA 48,256 2,136
Veolia Environnement SA 12,373 394
Vilmorin & Cie SA 11,761 825
Vinci SA 30,553 3,356
23,462
Germany - 0.3%
E.ON SE 12,726 153
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 15,679 1,041
K+S AG 71,840 797
ThyssenKrupp AG - ADR(Æ) 8,043 108
2,099

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ghana - 0.8%
Kosmos Energy, Ltd.(Æ) 1,841,400 5,266
Hong Kong - 0.6%
China Merchants Port Holdings Co., Ltd. 536,000 857
CLP Holdings, Ltd. 64,548 637
Guangdong Investment, Ltd. 1,010,449 1,556
Nine Dragons Paper Holdings, Ltd. 172,585 237
Shenzhen International Holdings, Ltd. 458,000 762
4,049
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC(Æ) 269,524 1,861
India - 0.4%
Reliance Industries, Ltd. - GDR(Þ) 4,861 263
Vedanta, Ltd. - ADR 148,826 2,045
2,308
Ireland - 0.2%
Smurfit Kappa Group PLC 21,704 1,110
Israel - 0.4%
Equital , Ltd.(Æ) 17,007 444
ICL Group, Ltd. 80,378 515
Israel Corp., Ltd. (The)(Æ) 4,758 1,253
Naphtha Israel Petroleum Corp., Ltd.(Æ) 99,989 471
2,683
Italy - 2.0%
ASTM SpA (Æ) 25,526 792
Atlantia SpA (Æ) 466,905 9,128
Enav SpA (Þ) 53,328 248
Enel SpA 92,775 924
Eni SpA - ADR 15,138 181
Hera SpA 175,229 706
Infrastrutture Wireless Italiane SpA (Þ) 51,328 599
12,578
Japan - 0.8%
East Japan Railway Co. 4,600 314
Ebara Corp. 28,800 1,228
Hitachi Zosen Corp. 2,500 19
Inpex Corp. 53,700 364
Japan Petroleum Exploration Co., Ltd. 21,500 397
JFE Holdings, Inc. 5,600 73
Kubota Corp. 15,000 353
Nippon Steel Corp. 30,000 522
Nittetsu Mining Co., Ltd. 8,100 516
Sumitomo Metal Mining Co., Ltd. 21,500 913
Takuma Co., Ltd. 14,600 300
Tokyo Gas Co., Ltd. 3,600 73
West Japan Railway Co. 800 44
5,116
Jersey - 0.8%
Amcor PLC 71,053 835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Glencore PLC(Æ) 994,653 4,051
4,886
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 37,979 1,107
Corp. America Airports SA(Æ) 98,028 566
1,673
Mexico - 1.4%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 12,505 622
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 3,443 354
Grupo Aeroportuario del Sureste SAB de
CV Class B 211,435 3,576
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 4,011 682
Grupo Mexico SAB de CV 558,631 2,525
Infraestructura Energetica Nova SAB de
CV(Æ) 167,097 716
Promotora y Operadora de
Infraestructura SAB de CV 90,299 698
9,173
Netherlands - 0.8%
OCI NV(Æ) 3,438 80
Royal Dutch Shell PLC Class A 271,810 5,106
5,186
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 662,324 3,593
Norway - 0.6%
Austevoll Seafood ASA 94,261 1,204
Borregaard ASA - ADR 22,679 500
BW Offshore, Ltd.(Æ) 50,269 202
DNO ASA(Æ) 659,139 770
Equinor ASA Class N 57,663 1,166
TGS Nopec Geophysical Co. ASA - ADR 4,803 73
3,915
Poland - 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,357
Russia - 1.6%
Gazprom Neft PJSC 138,626 664
Gazprom PJSC - ADR 70,374 426
Lukoil PJSC - ADR 38,257 2,924
MMC Norilsk Nickel PJSC - ADR 23,421 794
Novatek PJSC - GDR 17,528 3,155
PhosAgro PJSC - GDR 35,269 649
Rosneft Oil Co. PJSC - GDR 97,843 674
Surgutneftegas PJSC - ADR 28,079 153
Tatneft PJSC - ADR 16,198 649
10,088

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.2%
Wilmar International, Ltd. 265,000 1,040
South Africa - 0.6%
Anglo American PLC 73,646 3,127
Sasol, Ltd. - ADR(Æ) 9,232 155
Sibanye Stillwater, Ltd. 90,868 423
3,705
South Korea - 0.3%
POSCO 3,313 1,082
Young Poong Corp. 1,101 670
1,752
Spain - 2.5%
Aena SME SA(Æ)(Þ) 74,575 12,970
Iberdrola SA 120,281 1,627
Repsol SA - ADR 139,386 1,662
16,259
Sweden - 0.3%
Svenska Cellulosa AB SCA Class B 94,077 1,651
Switzerland - 0.9%
Flughafen Zurich AG(Æ) 28,346 5,095
Gurit Holding AG 316 824
5,919
Thailand - 0.3%
PTT Exploration & Production PCL 231,000 881
PTT PCL 641,000 820
1,701
Ukraine - 0.0%
Kernel Holding SA 11 —
United Kingdom - 2.4%
Antofagasta PLC 29,173 752
BP PLC 297,464 1,242
Central Asia Metals PLC 101,447 390
EnQuest PLC(Æ) 1,644,647 383
Ferrexpo PLC 154,122 933
Harbour Energy PLC(Æ) 492,976 139
John Wood Group PLC(Æ) 227,428 881
KAZ Minerals PLC 82,757 970
Mondi PLC 38,293 1,039
National Grid PLC 195,324 2,462
Petrofac, Ltd.(Æ) 52,526 96
Polypipe Group PLC 36,210 283
Scottish & Southern Energy PLC 150,345 3,047
Severn Trent PLC Class H 42,912 1,468
Signature Aviation PLC(Æ) 190,043 1,061
15,146
United States - 59.0%
AGCO Corp. 7,682 1,121
Agree Realty Corp.(ö) 57,408 4,039
Albemarle Corp. 2,630 442
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alexander & Baldwin, Inc. 20,622 378
Alexandria Real Estate Equities, Inc.(ö) 16,605 3,007
Alliant Energy Corp. 38,123 2,141
American Campus Communities, Inc.(ö) 36,949 1,670
American Electric Power Co., Inc. 7,249 643
American Homes 4 Rent Class A(ö) 153,083 5,670
American Tower Corp.(ö) 9,600 2,446
American Water Works Co., Inc. 5,961 930
Americold Realty Trust(ö) 22,890 924
Apartment Income REIT Corp.(ö) 72,538 3,275
Apple Hospitality REIT, Inc.(ö) 232,289 3,684
Archer-Daniels-Midland Co. 6,233 393
Atmos Energy Corp. 11,565 1,198
AvalonBay Communities, Inc.(ö) 48,134 9,242
Avery Dennison Corp. 2,165 464
Avista Corp. 12,269 565
Bonanza Creek Energy, Inc. 12,673 419
Boston Properties, Inc.(ö) 9,020 986
Brixmor Property Group, Inc.(ö) 34,729 776
Camden Property Trust(ö) 8,255 994
Centennial Resource Development, Inc.
Class A(Æ) 20,008 85
CenterPoint Energy, Inc. 74,571 1,826
Chatham Lodging Trust(ö) 15,171 210
Cheniere Energy, Inc.(Æ) 69,865 5,416
Chevron Corp. 11,431 1,178
CNX Resources Corp.(Æ) 22,415 301
ConocoPhillips Co. 13,303 680
Consolidated Edison Co., Inc. 10,808 837
CoreSite Realty Corp. Class A(ö) 26,881 3,266
Corteva , Inc. 21,042 1,026
Cousins Properties, Inc.(ö) 4,864 178
Crown Castle International Corp.(ö) 4,954 937
CSX Corp. 13,852 1,396
CubeSmart (ö) 15,152 642
CyrusOne , Inc.(ö) 38,149 2,778
Darling Ingredients, Inc.(Æ) 52,260 3,629
DiamondRock Hospitality Co.(ö) 27,431 286
Digital Realty Trust, Inc.(ö) 21,030 3,245
Dominion Energy, Inc. 95,447 7,626
Douglas Emmett, Inc.(ö) 5,324 179
DTE Energy Co. 2,635 369
Duke Energy Corp. 13,872 1,397
Duke Realty Corp.(ö) 39,588 1,842
EastGroup Properties, Inc.(ö) 41,845 6,639
Edison International 2,654 158
Empire State Realty Trust, Inc. Class
A(ö) 279,707 3,186
Enphase Energy, Inc.(Æ) 3,229 450
Enterprise Products Partners, LP 178,216 4,101
EOG Resources, Inc. 8,795 648
EPR Properties(ö) 39,054 1,863
Equinix , Inc.(ö) 22,782 16,420
Equity LifeStyle Properties, Inc. Class
A(ö) 30,624 2,125
Equity Residential(ö) 117,704 8,737
Essential Properties Realty Trust, Inc.(ö) 187,418 4,908

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Essential Utilities, Inc. 19,208 905
Essex Property Trust, Inc.(ö) 10,711 3,112
Evergy , Inc. 12,229 782
Eversource Energy(Æ) 37,362 3,221
Exelon Corp. 74,999 3,370
Extra Space Storage, Inc.(ö) 69,523 10,337
Exxon Mobil Corp. 36,224 2,073
Farmland Partners, Inc.(ö) 34,149 455
Federal Realty Investment Trust(ö) 2,601 293
First Industrial Realty Trust, Inc.(ö) 21,923 1,091
First Solar, Inc.(Æ) 8,213 629
FirstEnergy Corp. 49,914 1,893
Five Star Senior Living, Inc.(Æ) 33,402 174
FMC Corp. 9,667 1,143
Freeport-McMoRan, Inc. 89,952 3,392
Gaming and Leisure Properties, Inc.(ö) 71,860 3,341
GrafTech International, Ltd. 128,236 1,631
Halliburton Co. 31,579 618
Healthcare Realty Trust, Inc.(ö) 9,323 300
Healthpeak Properties, Inc.(ö) 18,172 624
Host Hotels & Resorts, Inc.(ö) 56,029 1,017
Howard Hughes Corp. (The)(Æ) 25,744 2,779
Hudson Pacific Properties, Inc.(ö) 10,463 294
Hyatt Hotels Corp. Class A(Æ) 16,515 1,360
Invitation Homes, Inc.(ö) 110,112 3,861
Iron Mountain, Inc.(ö) 8,625 346
JBG Smith Properties(ö) 22,802 744
Kilroy Realty Corp.(ö) 8,121 557
Kimco Realty Corp.(ö) 288,551 6,060
Kinder Morgan, Inc. 172,854 2,947
Lamar Advertising Co. Class A(ö) 7,259 719
Laredo Petroleum, Inc.(Æ) 14,793 600
Life Storage, Inc.(ö) 72,259 6,941
Livent Corp.(Æ) 50,089 903
Macerich Co. (The)(ö) 11,901 164
Mack-Cali Realty Corp.(ö) 26,987 442
Macquarie Infrastructure Corp. 10,321 344
Magellan Midstream Partners, LP 73,844 3,454
Magnolia Oil & Gas Corp.(Æ) 85,219 960
Medical Properties Trust, Inc.(ö) 165,699 3,654
MGM Growth Properties LLC Class A(ö) 42,865 1,544
Mid-America Apartment Communities,
Inc.(ö) 45,363 7,137
Mosaic Co. (The) 58,507 2,058
National Retail Properties, Inc.(ö) 2,618 122
NetSTREIT Corp.(ö) 79,014 1,646
Newmont Corp. 20,330 1,269
NexPoint Residential Trust, Inc.(ö) 8,393 421
NextEra Energy, Inc. 126,860 9,833
NexTier Oilfield Solutions, Inc.(Æ) 92,913 334
NiSource, Inc. 71,683 1,865
Norfolk Southern Corp. 3,128 873
Omega Healthcare Investors, Inc.(ö) 82,909 3,151
ONEOK, Inc. 11,060 579
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 8,554 208
Ovintiv , Inc. 9,708 232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paramount Group, Inc.(ö) 37,793 401
Park Hotels & Resorts, Inc.(ö) 291,523 6,504
Pebblebrook Hotel Trust(ö) 30,168 720
Phillips 66 640 52
Pinnacle West Capital Corp. 9,828 832
Pioneer Natural Resources Co. 3,888 598
PNM Resources, Inc. 17,363 857
Portland General Electric Co. 21,626 1,100
Prologis, Inc.(ö) 173,152 20,176
ProPetro Holding Corp.(Æ) 73,657 709
PS Business Parks, Inc.(ö) 3,276 532
Public Service Enterprise Group, Inc. 11,268 712
Public Storage(ö) 11,238 3,160
QTS Realty Trust, Inc. Class A(ö) 3,904 260
Rayonier, Inc.(ö) 12,312 447
Realty Income Corp.(ö) 15,804 1,093
Regency Centers Corp.(ö) 8,241 525
Renewable Energy Group, Inc.(Æ) 50,489 2,803
Republic Services, Inc. Class A 11,777 1,252
Retail Opportunity Investments Corp.(ö) 12,311 217
Retail Properties of America, Inc. Class
A(ö) 287,927 3,377
REX American Resources Corp.(Æ) 5,827 470
Rexford Industrial Realty, Inc.(ö) 107,883 5,993
Rexnord Corp. 13,656 682
RLJ Lodging Trust(ö) 28,817 465
Ryman Hospitality Properties, Inc.(ö) 24,855 1,955
Sabra Health Care REIT, Inc.(ö) 126,648 2,301
Safehold , Inc.(Æ) 2,644 187
SBA Communications Corp.(ö) 7,422 2,225
Select Energy Services, Inc. Class A(Æ) 53,353 258
Sempra Energy 7,298 1,004
Seritage Growth Properties(ö) 25,044 431
Simon Property Group, LP(ö) 106,747 12,995
SITE Centers Corp.(ö) 25,058 370
SL Green Realty Corp.(ö) 73,815 5,463
SolarEdge Technologies, Inc.(Æ) 4,775 1,258
Southern Co. (The) 21,530 1,425
Southwestern Energy Co.(Æ) 40,314 172
STORE Capital Corp.(ö) 113,388 4,058
Summit Hotel Properties, Inc.(ö) 18,452 188
Sun Communities, Inc.(ö) 49,608 8,276
Sunrun , Inc.(Æ) 9,677 474
Talos Energy, Inc.(Æ) 49,527 554
Terreno Realty Corp.(ö) 14,094 909
UDR, Inc.(ö) 28,253 1,312
UGI Corp. 32,778 1,433
Union Pacific Corp. 4,120 915
Ventas, Inc.(ö) 105,048 5,826
VICI Properties, Inc.(ö) 193,408 6,131
Vornado Realty Trust(ö) 7,441 340
W&T Offshore, Inc.(Æ) 165,536 545
WEC Energy Group, Inc.(Æ) 11,895 1,156
Weingarten Realty Investors(ö) 39,037 1,262
Welltower , Inc.(ö) 132,631 9,951
Weyerhaeuser Co.(ö) 69,089 2,679
Williams Cos., Inc. (The) 46,843 1,141

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WP Carey, Inc.(ö) 5,276 395
Xcel Energy, Inc. 64,992 4,634
378,933
Total Common Stocks
(cost $466,676) 609,168
Preferred Stocks - 1.1%
Brazil - 0.9%
Bradespar SA
7.547% (Ÿ) 386,400 5,052
Petroleo Brasileiro SA
2.997% (Ÿ) 198,479 863
5,915
Russia - 0.2%
Tatneft PJSC
2.308% (Ÿ) 180,355 1,121
Total Preferred Stocks
(cost $4,490) 7,036
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 23,124,102 (∞) 23,119
Total Short-Term Investments
(cost $23,120) 23,119
Total Investments - 99.5%
(identified cost $494,286) 639,323
Other Assets and Liabilities, Net
- 0.5%
3,184
Net Assets - 100.0%
642,507

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 06/13/19 EUR 74,575 172.21 12,842
12,970
Enav SpA 03/29/21 EUR 53,328 4.94 263
248
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 51,328 11.87 610
599
Reliance Industries, Ltd. 02/24/21 4,861 56.86 276 263
14,080
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 67 USD 13,984 06/21 751
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 751
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 156 ZAR 2,232 05/03/21 (2)
Bank of America PLN 212 USD 56 05/04/21 —
Bank of America PLN 571 USD 151 05/05/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,671 $ — $ —
$ —
$ 1,671 0.3
Australia — 28,436 —
—
28,436 4.4
Austria — 1,604 —
—
1,604 0.2
Bermuda — 811 —
—
811 0.1
Brazil 5,205 — —
—
5,205 0.8
Canada 30,338 — —
—
30,338 4.7
Chile 2,233 — —
—
2,233 0.3
China — 6,443 —
—
6,443 1.0
Colombia 106 — —
—
106 —
*
Cyprus — 779 —
—
779 0.1

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 237
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Denmark — 2,059 —
—
2,059 0.3
Finland — 2,974 —
—
2,974 0.5
France — 23,462 —
—
23,462 3.6
Germany — 2,099 —
—
2,099 0.3
Ghana 5,266 — —
—
5,266 0.8
Hong Kong — 4,049 —
—
4,049 0.6
Hungary — 1,861 —
—
1,861 0.3
India 2,045 263 —
—
2,308 0.4
Ireland — 1,110 —
—
1,110 0.2
Israel — 2,683 —
—
2,683 0.4
Italy — 12,578 —
—
12,578 2.0
Japan — 5,116 —
—
5,116 0.8
Jersey 835 4,051 —
—
4,886 0.8
Luxembourg 566 1,107 —
—
1,673 0.3
Mexico 9,173 — —
—
9,173 1.4
Netherlands — 5,186 —
—
5,186 0.8
New Zealand — 3,593 —
—
3,593 0.5
Norway — 3,915 —
—
3,915 0.6
Poland — 1,357 —
—
1,357 0.2
Russia 125 9,963 —
—
10,088 1.6
Singapore — 1,040 —
—
1,040 0.2
South Africa — 3,705 —
—
3,705 0.6
South Korea — 1,752 —
—
1,752 0.3
Spain — 16,259 —
—
16,259 2.5
Sweden — 1,651 —
—
1,651 0.3
Switzerland — 5,919 —
—
5,919 0.9
Thailand — 1,701 —
—
1,701 0.3
Ukraine — — —
—
— —
*
United Kingdom — 15,146 —
—
15,146 2.4
United States 378,933 — —
—
378,933 59.0
Preferred Stocks 5,915 1,121 — — 7,036 1.1
Short-Term Investments — — — 23,119 23,119 3.6
Total Investments 442,411 173,793 — 23,119 639,323 99.5
Other Assets and Liabilities, Net
0.5
100.0
Other Financial Instruments
Assets
Futures Contracts 751 — — — 751 0.1

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Foreign Currency Exchange Contracts (2) — — — (2) (—)
*
Total Other Financial Instruments
**
$ 749 $ — $ — $ — $ 749
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,360
Consumer Staples ...................................................................
3,268
Energy ....................................................................................
68,309
Financial Services ...................................................................
267,018
Health Care .............................................................................
174
Materials and Processing ........................................................
68,426
Producer Durables ..................................................................
89,837
Technology ..............................................................................
2,461
Utilities ...................................................................................
108,315
Preferred Stocks
Energy ....................................................................................
1,984
Financial Services ...................................................................
5,052
Short-Term Investments ................................................................
23,119
Total Investments .................................................................... 639,323

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 239
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 751 $ —
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,438 $ —
Foreign currency exchange contracts — 129
Total
$ 3,438 $ 129
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,355 $ —
Foreign currency exchange contracts — (2)
Total
$ 1,355 $ (2)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed Real Assets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Total Financial and Derivative Liabilities
2 — 2
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 241
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 494,286
Investments, at fair value(>) ...........................................................................................................................................................
639,323
Foreign currency holdings(^) ......................................................................................................................................................... 1,343
Receivables:
Dividends and interest ....................................................................................................................................................... 980
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 207
Fund shares sold ................................................................................................................................................................ 1,688
Variation margin on futures contracts ................................................................................................................................. 751
Prepaid expenses ........................................................................................................................................................................... 6
Total assets .................................................................................................................................................
644,299
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 2
Due to broker (a) ................................................................................................................................................................ 111
Investments purchased ...................................................................................................................................................... 154
Fund shares redeemed ....................................................................................................................................................... 813
Accrued fees to affiliates .................................................................................................................................................... 505
Other accrued expenses ..................................................................................................................................................... 140
Deferred capital gains tax liability ..................................................................................................................................... 65
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2
Total liabilities .............................................................................................................................................
1,792
Net Assets ............................................................................................................................................................
$ 642,507

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 125,9 41
Shares of beneficial interest ...........................................................................................................................................................
523
Additional paid-in capital ..............................................................................................................................................................
516,04 3
Net Assets ............................................................................................................................................................
$ 642,507
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.27
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.02
Class A — Net assets ............................................................................................................................................................. $ 5,015,316
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 408,805
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.19
Class C — Net assets ............................................................................................................................................................. $ 425,558
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 34,905
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.29
Class M — Net assets ............................................................................................................................................................ $ 199,597,836
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 16,236,946
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.29
Class S — Net assets ............................................................................................................................................................. $ 437,468,579
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 35,596,348
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,347
(>)     Investments in affiliates, U.S. Cash Management Fund $ 23,119
(a)      Due to Broker for Futures $ 111
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 243
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6,741
Dividends from affiliated funds ......................................................................................................................................... 10
Total investment income ...............................................................................................................................................................
6,751
Expenses
Advisory fees .................................................................................................................................................................... 2,402
Administrative fees ........................................................................................................................................................... 137
Custodian fees ................................................................................................................................................................... 70
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 161
Transfer agent fees - Class S ............................................................................................................................................. 400
Professional fees ............................................................................................................................................................... 56
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 28
Offering fees ..................................................................................................................................................................... 1
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 3,332
Expense reductions ........................................................................................................................................................... (355)
Net expenses .................................................................................................................................................................................
2,977
Net investment income (loss) ........................................................................................................................................................
3,774
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 34,155
Futures contracts .............................................................................................................................................................. 3,438
Foreign currency exchange contracts ................................................................................................................................ 129
Foreign currency-related transactions ............................................................................................................................... (76)
Net realized gain (loss) ..................................................................................................................................................................
37,646
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 127,518
Futures contracts .............................................................................................................................................................. 1,355
Foreign currency exchange contracts ................................................................................................................................ (2)
Foreign currency-related transactions ............................................................................................................................... 27
Net change in unrealized appreciation (depreciation) ................................................................................................................... 128,898
Net realized and unrealized gain (loss) ......................................................................................................................................... 166,544
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 170,318
**      Less than $500.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,774 $ 7,720
Net realized gain (loss) ...................................................................................................................... 37,646 (50,523)
Net change in unrealized appreciation (depreciation) ....................................................................... 128,898 (2,758)
Net increase (decrease) in net assets from operations ............................................................................. 170,318 (45,561)
Distributions
To shareholders
Class A .......................................................................................................................................... (53) (8)
Class C .......................................................................................................................................... (5) (1)
Class M ......................................................................................................................................... (2,860) (856)
Class S ........................................................................................................................................... (7,332) (3,492)
Net decrease in net assets from distributions .......................................................................................... (10,250) (4,357)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 29,962 74,507
Total Net Increase (Decrease) in Net Assets ..........................................................................
190,030 24,589
Net Assets
Beginning of period .................................................................................................................................
452,477 427,888
End of period ..........................................................................................................................................
$ 642,507 $ 452,477

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 245
** Less than 500 s hares.
.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 126 $ 1,392 219 $ 1,754
Proceeds from reinvestment of distributions 5 53 1 8
Payments for shares redeemed (12) (134) (22) (208)
Net increase (decrease)
119 1,311 198 1,554
Class C
Proceeds from shares sold 4 4 3 28 231
Proceeds from reinvestment of distributions 1 5 —** 1
Payments for shares redeemed (13) (149) (1) (5)
Net increase (decrease)
(8) (101) 27 227
Class M
Proceeds from shares sold 6,981 76,482 5,945 52,849
Proceeds from reinvestment of distributions 267 2,859 82 856
Payments for shares redeemed (1,471) (16,679) (3,264) (29,239)
Net increase (decrease)
5,777 62,662 2,763 24,466
Class S
Proceeds from shares sold 4,268 48,039 16,998 152,009
Proceeds from reinvestment of distributions 683 7,306 335 3,489
Payments for shares redeemed (8,135) (89,255) (11,860) (107,238)
Net increase (decrease)
(3,184) (33,910) 5,473 48,260
Total increase (decrease)
2,704 $ 29,962 8,461 $ 74,507

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2021* 9.11 .06 3.28 3.34 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(11) 10.00 .07 .33 .40 — —
Class C
April 30, 2021* 9.04 .02 3.26 3.28 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(11) 10.00 .04 .33 .37 — —
Class M
April 30, 2021* 9.13 .08 3.30 3.38 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(11) 10.00 .08 .33 .41 — —
Class S
April 30, 2021* 9.13 .07 3.29 3.36 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(11) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 247
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
12.27 37.01 5,015 1.43 1.33 1.09 32
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
12.19 36.46 42 5 2.17 2.08 .32 32
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
12.29 37.32 199,598 1.18 .98 1.41 32
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
12.29 37.14 437,469 1.18 1.08 1.31 32
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 389,727
Administration fees 24,753
Distribution fees 1,286
Shareholder servicing fees 96
Transfer agent fees 86,789
Trustee fees 2,166
$ 504,817
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,771 $ 59,980 $ 56,632 $ — $ — $ 23,119 $ 10 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 495,488,330 $ 145,882,600 $ (1,298,267) $ 144,584,333

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Opportunistic Credit Fund 249
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,069.00 $ 1,019.34
Expenses Paid During Period* $ 5.64 $ 5.51
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,063.90 $ 1,015.62
Expenses Paid During Period* $ 9.47 $ 9.25
* Expenses are equal to the Fund's annualized expense ratio of 1.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,070.10 $ 1,020.83
Expenses Paid During Period* $ 4.11 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
250 Opportunistic Credit Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,069.80 $ 1,020.58
Expenses Paid During Period* $ 4.36 $ 4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,069.00 $ 1,020. 98
Expenses Paid During Period* $ 3.95 $ 3. 86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 85.2%
Asset-Backed Securities - 4.9%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 725 718
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 932 940
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 89 92
Series 2020-AGS Class A
1.980% due 08/25/50 (Þ) 444 451
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 183 187
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 1,000 1,000
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 394 422
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 197 208
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 938 994
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 600 611
Drive Auto Receivables Trust
Series 2020-2 Class B
1.420% due 03/17/25 650 656
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 43 44
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 193 195
Exeter Automobile Receivables Trust
Series 2020-2A Class B
2.080% due 07/15/24 (Þ) 650 657
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 907 979
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 809 845
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 439 456
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 546
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,023
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 509
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 900
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MedPro Group, Inc.
1.000% due 01/23/29 500 500
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 279 304
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 213 225
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 397 416
Mosaic Solar Loans LLC
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 447 446
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 1,074 1,068
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 486 489
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 442
Octagon Investment Partners 48, Ltd.
Series 2020-3A Class B
2.038% due 10/20/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 500 500
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 985 1,008
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
2.490% due 10/15/25 400 407
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,134
Series 2020-3 Class B
0.690% due 03/17/25 300 301
Series 2020-4 Class D
1.480% due 01/15/27 950 962
SMB Private Education Loan Trust
Series 2020-PTA Class A2A
1.600% due 09/15/54 (Þ) 750 757
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 618 634
SoFi Consumer Loan Program LLC
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 806 815
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 185 187
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 415
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 443
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 192 193
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,042
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 518

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
252 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SoFi Professional Loan Program LLC
Series 2015-C Class B
3.580% due 08/25/36 (Þ) 80 80
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 415
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 525
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 556 580
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 625
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,012
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 445
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 442
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 889
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 623
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 988
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 544 566
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 347 350
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 515 553
Tesla Auto Lease Trust
Series 2020-A Class D
2.330% due 02/20/24 (Þ) 550 562
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 496 489
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 484 510
35,293
Corporate Bonds and Notes - 29.4%
3M Co.
2.875% due 10/15/27 292 315
Abbott Laboratories
4.750% due 11/30/36 241 302
Acrisure LLC / Acrisure Finance, Inc.
4.250% due 02/25/29 (Þ) 1,000 976
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 366
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 222 240
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 260
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 359
7.000% due 01/15/26 (Þ) 650 699
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 300 284
Ally Financial, Inc.
8.000% due 11/01/31 224 315
Alphabet, Inc.
1.998% due 08/15/26 256 269
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 90 91
Altria Group, Inc.
5.800% due 02/14/39 213 258
Amazon.com, Inc.
2.500% due 11/29/22 265 273
AMC Entertainment Holdings, Inc.
10.500% due 04/15/25 (Þ) 270 289
12.000% due 06/15/26 (Þ) 1,506 1,291
American Airlines Group, Inc.
3.750% due 03/01/25 (Þ) 213 187
11.750% due 07/15/25 (Þ) 325 407
5.500% due 04/20/26 (Þ) 892 937
5.750% due 04/20/29 (Þ) 343 368
American Homes 4 Rent, LP
4.250% due 02/15/28 261 290
Amgen, Inc.
3.200% due 11/02/27 292 316
Antero Resources Corp.
8.375% due 07/15/26 (Þ) 196 220
Anthem, Inc.
4.850% due 08/15/54 261 319
Apache Corp.
5.100% due 09/01/40 140 144
4.750% due 04/15/43 286 284
5.350% due 07/01/49 583 583
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 283
Apple, Inc.
1.800% due 09/11/24 304 317
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 370
Arch Capital Group, Ltd.
3.635% due 06/30/50 288 295
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 166
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 369
Ares Capital Corp.
3.500% due 02/10/23 157 164
3.250% due 07/15/25 156 163
Aretec Escrow Issuer, Inc.
7.500% due 04/01/29 (Þ) 299 306

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arrow Global Finance PLC
Series REGS
1.000% due 03/01/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 500 601
Ashtead Capital, Inc.
4.250% due 11/01/29 (Þ) 296 317
AssuredPartners, Inc.
5.625% due 01/15/29 (Þ) 94 95
At Home Holding III, Inc.
8.750% due 09/01/25 (Þ) 623 681
AT&T, Inc.
2.550% due 12/01/33 (Þ) 278 265
Athene Holding, Ltd.
6.150% due 04/03/30 230 285
Austin BidCo, Inc.
7.125% due 12/15/28 (Þ) 1,435 1,457
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 375
Avaya Holdings Corp.
2.250% due 06/15/23 359 446
Aviation Capital Group LLC
4.875% due 10/01/25 (Þ) 278 305
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.750% due 07/15/27 (Þ) 200 212
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 354 371
Ball Corp.
4.000% due 11/15/23 259 276
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 827 880
Bank of America Corp.
3.716% due 04/14/33 (Þ) 1,500 1,529
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 248
BankUnited, Inc.
4.875% due 11/17/25 259 294
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 950 970
5.250% due 01/30/30 (Þ) 154 155
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 686 707
Becton, Dickinson and Co.
3.700% due 06/06/27 285 317
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 287
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 239
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/44 (Þ) 205 259
Bloomin' Brands, Inc. / OSI Restaurant
Partners LLC
5.125% due 04/15/29 (Þ) 141 145
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 446 445
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 175 185
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 441 452
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 308 320
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 251 258
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 357 372
Buckeye Partners, LP
4.125% due 12/01/27 215 212
5.850% due 11/15/43 227 224
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 429 455
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 189
Burlington Northern Santa Fe LLC
5.150% due 09/01/43 230 302
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 239 245
Camelot Finance SA
4.500% due 11/01/26 (Þ) 432 447
Carlson Travel, Inc.
9.500% due 12/15/26 (Þ) 922 724
Carnival Corp.
9.875% due 08/01/27 (Þ) 213 250
Carvana Co.
5.625% due 10/01/25 (Þ) 244 251
CBL & Associates, LP
5.950% due 12/15/26 (Ø)(Æ) 475 273
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 670
Series DMTN
5.000% due 02/01/28 (Þ) 157 164
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 275
Centene Corp.
Series WI
4.625% due 12/15/29 418 452
CenturyLink, Inc.
Series P
7.600% due 09/15/39 11 13
CF Industries, Inc.
5.150% due 03/15/34 364 426
4.950% due 06/01/43 62 72
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 306
Cheniere Energy Partners, LP
Series WI

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
254 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 10/01/29 426 445
4.625% due 10/15/28 (Þ) 357 372
Chevron Corp.
2.895% due 03/03/24 272 289
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 (Þ) 294 292
Cigna Corp.
Series WI
6.125% due 11/15/41 130 180
Cinemark USA, Inc.
4.875% due 06/01/23 388 387
CIT Group, Inc.
5.000% due 08/15/22 232 244
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 756
Clark Equipment Co.
5.875% due 06/01/25 (Þ) 307 326
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 326 331
7.750% due 04/15/28 (Þ) 447 460
Series WI
9.250% due 02/15/24 292 305
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 131
Coca-Cola Co. (The)
2.900% due 05/25/27 295 321
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 296
6.250% due 07/01/25 (Þ) 502 534
8.125% due 07/01/27 (Þ) 847 941
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 127 161
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 204
Comcast Corp.
5.650% due 06/15/35 236 316
CommScope Technologies LLC
6.000% due 06/15/25 (Þ) 90 92
CommScope, Inc.
5.500% due 03/01/24 (Þ) 250 258
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 433 457
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 525
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 391 377
Continental Resources, Inc.
3.800% due 06/01/24 581 609
Continental Wind LLC
6.000% due 02/28/33 (Þ) 184 210
Costco Wholesale Corp.
1.375% due 06/20/27 277 278
CPI CG, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 03/15/26 (Þ) 434 453
CRC Escrow Issuer LLC / CRC Finco,
Inc.
5.250% due 10/15/25 (Þ) 541 545
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 250
Crestwood Midstream Partners, LP
5.625% due 05/01/27 (Þ) 376 383
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 264 279
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 241
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 549
CrownRock , LP / CrownRock Finance,
Inc.
5.000% due 05/01/29 (Þ) 154 158
CSC Holdings LLC
5.875% due 09/15/22 230 242
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 263 269
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 412 441
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 715
5.750% due 02/15/28 (Þ) 426 431
D.R. Horton, Inc.
4.750% due 02/15/23 260 276
DaVita, Inc.
4.625% due 06/01/30 (Þ) 228 231
DCP Midstream Operating, LP
6.750% due 09/15/37 (Þ) 89 103
5.600% due 04/01/44 210 215
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 379 386
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 245 285
4.750% due 10/20/28 (Þ) 220 242
3.750% due 10/28/29 122 122
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 259
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39 (Ø)(Æ) 100 18
4.875% due 11/01/43 (Ø)(Æ) 220 39
Diebold Nixdorf, Inc.
9.375% due 07/15/25 (Þ) 250 278
Series REGs
9.000% due 07/15/25 EUR 300 399
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 108
7.750% due 07/01/26 213 245
DISH Network Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NCd
3.375% due 08/15/26 947 997
Diversified Healthcare Trust
4.750% due 02/15/28 195 195
Dollar General Corp.
3.250% due 04/15/23 310 325
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 289
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,321
Ecolab, Inc.
3.250% due 12/01/27 290 317
Edison International
2.400% due 09/15/22 193 197
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 252
Embarq Corp.
7.995% due 06/01/36 203 236
Emergent BioSolutions , Inc.
3.875% due 08/15/28 (Þ) 614 576
Emerson Electric Co.
1.800% due 10/15/27 319 324
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 286
Encompass Health Corp.
4.500% due 02/01/28 351 364
Endo International PLC
6.000% due 06/30/28 (Þ) 234 178
Endurance International Group
Holdings, Inc.
6.000% due 02/15/29 (Þ) 1,500 1,436
Energy Transfer Operating, LP
6.125% due 12/15/45 263 305
EnerSys
5.000% due 04/30/23 (Þ) 233 244
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 484 496
4.150% due 06/01/25 220 222
4.850% due 07/15/26 59 60
5.600% due 04/01/44 523 451
5.450% due 06/01/47 152 128
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 144
8.500% due 09/15/25 (Þ) 115 120
Enterprise Products Operating LLC
5.950% due 02/01/41 212 280
EPR Properties Co.
4.950% due 04/15/28 330 345
3.750% due 08/15/29 380 370
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 178
4.500% due 01/15/29 (Þ) 217 215
4.750% due 01/15/31 (Þ) 195 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 30Y
6.500% due 07/15/48 324 329
Equities Corp.
7.000% due 02/01/30 129 165
Exelon Generation Co. LLC
5.600% due 06/15/42 174 196
Exxon Mobil Corp.
1.571% due 04/15/23 307 315
FirstEnergy Corp.
Series B
4.250% due 03/15/23 352 373
3.900% due 07/15/27 1,354 1,483
Series C
7.375% due 11/15/31 62 84
4.850% due 07/15/47 255 296
3.400% due 03/01/50 131 121
FirstMerit Corp.
4.350% due 02/04/23 301 320
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 228 241
Ford Holdings LLC
9.300% due 03/01/30 308 410
Ford Motor Co.
8.500% due 04/21/23 508 569
9.000% due 04/22/25 260 318
4.346% due 12/08/26 799 845
9.625% due 04/22/30 646 906
7.450% due 07/16/31 742 954
4.750% due 01/15/43 167 168
5.291% due 12/08/46 340 358
Ford Motor Credit Co. LLC
3.087% due 01/09/23 370 377
3.021% due 03/06/24 700 879
3.664% due 09/08/24 200 208
4.687% due 06/09/25 868 933
4.134% due 08/04/25 200 211
4.542% due 08/01/26 540 580
4.125% due 08/17/27 327 342
5.113% due 05/03/29 1,006 1,098
Foundation Building Materials, Inc.
6.000% due 03/01/29 (Þ) 185 184
Freeport-McMoRan, Inc.
4.375% due 08/01/28 420 448
5.400% due 11/14/34 695 836
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 290
Fresh Market, Inc. (The)
9.750% due 05/01/23 (Þ) 246 252
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 650 664
6.750% due 05/01/29 (Þ) 176 185
FS KKR Capital Corp.
4.125% due 02/01/25 276 289
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 376
Gates Global LLC / Gates Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
256 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/15/26 (Þ) 771 807
GE Capital Funding LLC
4.550% due 05/15/32 (Þ) 251 292
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 264 304
General Electric Co.
3.625% due 05/01/30 116 126
Series MTNA
6.750% due 03/15/32 121 163
General Motors Financial Co., Inc.
5.200% due 03/20/23 296 321
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 425
6.500% due 10/01/25 711 715
8.000% due 01/15/27 367 378
7.750% due 02/01/28 391 395
Genworth Holdings, Inc.
4.800% due 02/15/24 55 54
6.500% due 06/15/34 251 250
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 244
GEO Group, Inc. (The)
5.875% due 10/15/24 304 244
Georgia Power Co.
5.400% due 06/01/40 58 72
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 368 364
Global Partners, LP / GLP Finance Corp.
Series WI
6.875% due 01/15/29 411 444
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 282
Goldman Sachs Capital I
6.345% due 02/15/34 205 282
Great Wolf Trust
2.847% due 12/15/36 (Þ) 1,500 1,466
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 195
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 280
Harman International Industries, Inc.
4.150% due 05/15/25 284 313
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 505 544
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 448
HCA, Inc.
5.875% due 05/01/23 228 249
7.690% due 06/15/25 74 88
4.500% due 02/15/27 175 198
7.500% due 11/15/95 46 63
Hecla Mining Co.
7.250% due 02/15/28 1,000 1,094
Hess Midstream, LP
5.125% due 06/15/28 (Þ) 361 374
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 12
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.000% due 12/01/24 (Þ) 41 41
5.750% due 10/01/25 (Þ) 362 366
6.250% due 11/01/28 (Þ) 160 166
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 370
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 246
Hologic , Inc.
4.625% due 02/01/28 (Þ) 345 364
Home Depot, Inc. (The)
2.500% due 04/15/27 132 140
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 377
Howmet Aerospace, Inc.
5.125% due 10/01/24 410 449
5.900% due 02/01/27 426 491
5.950% due 02/01/37 108 130
HSBC Holdings PLC
7.200% due 07/15/97 173 286
Huarong Finance 2019 Co., Ltd.
4.250% due 12/31/99 500 283
Humana, Inc.
8.150% due 06/15/38 188 293
Hyatt Hotels Corp.
4.850% due 03/15/26 288 323
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
5.250% due 05/15/27 (Þ) 451 460
Series WI
4.750% due 09/15/24 840 880
6.250% due 05/15/26 888 936
5.250% due 05/15/27 341 348
iHeartCommunications , Inc.
8.375% due 05/01/27 300 322
Imola Merger Corp.
4.750% due 05/15/29 (Þ) 454 472
Ingersoll Rand, Inc.
4.250% due 06/15/23 302 325
International Business Machines Corp.
3.300% due 01/27/27 292 320
International Paper Co.
5.000% due 09/15/35 262 322
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 316 321
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 272
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 261 271
iStar , Inc.
4.250% due 08/01/25 248 251
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 02/15/28 (Þ) 1,043 1,152
5.500% due 01/15/30 (Þ) 668 735
6.500% due 04/15/29 (Þ) 1,383 1,552
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š)(Ø)(Æ) 281 —
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 160 210
Johnson & Johnson
0.950% due 09/01/27 330 322
JPMorgan Chase & Co.
8.000% due 04/29/27 233 316
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 2,285
Kennedy-Wilson, Inc.
4.750% due 03/01/29 444 459
Keurig Dr Pepper, Inc.
3.430% due 06/15/27 290 318
Kimberly-Clark Corp.
1.050% due 09/15/27 164 160
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 286
Kinder Morgan, Inc.
5.300% due 12/01/34 250 300
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 214 277
Kraft Heinz Foods Co.
4.000% due 06/15/23 922 984
6.875% due 01/26/39 274 376
7.125% due 08/01/39 (Þ) 311 441
5.000% due 06/04/42 480 554
Series WI
5.200% due 07/15/45 263 311
4.375% due 06/01/46 594 637
4.875% due 10/01/49 529 607
Kroger Co. (The)
3.850% due 08/01/23 301 322
L Brands, Inc.
6.950% due 03/01/33 140 164
6.750% due 07/01/36 152 183
Series WI
6.875% due 11/01/35 465 564
Laboratory Corp. of America Holdings
3.250% due 09/01/24 301 322
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 254
Las Vegas Sands Corp.
3.200% due 08/08/24 279 293
Lennar Corp.
4.750% due 11/15/22 226 237
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 433 455
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 160 166
4.750% due 10/15/27 (Þ) 571 576
Lockheed Martin Corp.
Series B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.150% due 09/01/36 217 306
Loews Corp.
6.000% due 02/01/35 169 224
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 241
Lubrizol Corp.
6.500% due 10/01/34 86 124
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 648
Mack-Cali Realty, LP
3.150% due 05/15/23 266 271
Macy's Retail Holdings, Inc.
5.875% due 04/01/29 (Þ) 59 61
4.300% due 02/15/43 153 120
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 381 415
Magic Mergeco , Inc.
5.250% due 05/01/28 (Þ) 249 252
7.875% due 05/01/29 (Þ) 607 624
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 354 364
Main Street Capital Corp.
5.200% due 05/01/24 174 189
Marathon Petroleum Corp.
5.850% due 12/15/45 247 301
Markel Corp.
5.000% due 04/05/46 161 202
Marriott International, Inc.
Series WI
3.750% due 03/15/25 266 285
Match Group, Inc.
4.625% due 06/01/28 (Þ) 432 446
Mattel, Inc.
6.200% due 10/01/40 47 57
Mauser Packaging Solutions Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 145 141
McDonald's Corp.
3.350% due 04/01/23 311 328
McGraw Hill LLC / McGraw-Hill Global
Education Finance, Inc.
8.000% due 11/30/24 (Þ) 563 570
MGIC Investment Corp.
5.250% due 08/15/28 342 361
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 278
MGM Resorts International
4.625% due 09/01/26 357 376
Microsoft Corp.
2.400% due 08/08/26 291 310
MidAmerican Energy Co.
4.400% due 10/15/44 247 297
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 224 232

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
258 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 173
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 711
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 431 452
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 188
Series WI
5.375% due 11/15/22 263 276
Mondelez International, Inc.
0.625% due 07/01/22 329 330
2.125% due 09/19/22 (Þ) 273 279
Morgan Stanley Capital I Trust
1.425% due 04/15/31 1,510 149
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 282
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 367
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 366
Murphy Oil Corp.
6.375% due 07/15/28 272 276
7.050% due 05/01/29 107 114
4.750% due 09/15/29 348 365
5.875% due 12/01/42 67 63
Nasdaq, Inc.
0.445% due 12/21/22 320 320
National Grid USA
5.803% due 04/01/35 263 320
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 370
Navient Corp.
5.000% due 03/15/27 243 245
Series MTN
5.625% due 08/01/33 79 74
NCR Corp.
6.125% due 09/01/29 (Þ) 426 463
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 782 800
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 329
Netflix, Inc.
5.875% due 02/15/25 320 370
Nevada Power Co.
5.375% due 09/15/40 201 254
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 373 379
Newell Brands, Inc.
4.200% due 04/01/26 745 831
5.500% due 04/01/46 47 60
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 240
NGL Energy Operating LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 02/01/26 (Þ) 704 737
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 296
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 373
NIKE, Inc.
2.750% due 03/27/27 254 274
Nordstrom, Inc.
4.000% due 03/15/27 102 106
4.375% due 04/01/30 102 105
5.000% due 01/15/44 532 519
Norfolk Southern Corp.
3.100% due 05/17/27 292 319
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 185
Northwest Acquisitions ULC / Dominion
Finco, Inc.
7.125% due 11/01/22 (~)(Ê)(Ø)(Æ)
(Þ)(Æ) 1,070 3
Northwest Fibers, Inc.
6.000% due 02/15/28 (Þ) 241 241
10.750% due 06/01/28 (Þ) 63 71
Occidental Petroleum Corp.
2.700% due 02/15/23 33 33
6.950% due 07/01/24 610 675
2.900% due 08/15/24 526 525
5.875% due 09/01/25 509 556
6.375% due 09/01/28 415 465
3.500% due 08/15/29 1,254 1,198
6.125% due 01/01/31 290 323
6.450% due 09/15/36 719 817
4.300% due 08/15/39 323 285
6.200% due 03/15/40 640 680
4.500% due 07/15/44 87 78
6.600% due 03/15/46 468 516
4.400% due 04/15/46 858 755
4.100% due 02/15/47 609 507
4.200% due 03/15/48 34 29
4.400% due 08/15/49 85 74
Oceaneering International, Inc.
4.650% due 11/15/24 258 252
Onemain Finance Corp.
5.375% due 11/15/29 221 238
Oracle Corp.
4.000% due 11/15/47 233 244
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 325
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 369
4.250% due 01/15/29 (Þ) 197 196
4.625% due 03/15/30 (Þ) 146 145
Ovintiv , Inc.
6.500% due 08/15/34 341 435
5.150% due 11/15/41 300 316
PacifiCorp
6.350% due 07/15/38 177 252
Pactiv LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 12/15/25 200 222
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 598
Party City Holdco, Inc.
8.750% due 02/15/26 (Þ) 57 58
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 1,306 985
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 398 398
Peabody Energy Corp.
8.500% due 12/31/24 (Þ) 485 230
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 244
People's United Financial, Inc.
3.650% due 12/06/22 303 316
PepsiCo, Inc.
Series 383
3.000% due 10/15/27 199 218
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 424 447
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 1,031
7.750% due 02/25/29 (Þ) 1,000 1,083
PG&E Corp.
5.250% due 07/01/30 500 534
PIC AU Holdings LLC / PIC AU
Holdings Corp.
10.000% due 12/31/24 (Þ) 546 500
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 415 440
Plains All American Pipeline, LP / PAA
Finance Corp.
4.900% due 02/15/45 259 258
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 700 719
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 219 229
5.500% due 12/15/29 (Þ) 129 139
Procter & Gamble Co. (The)
2.450% due 11/03/26 250 267
Progress Energy, Inc.
7.750% due 03/01/31 135 191
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 350 372
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 293 318
PTC, Inc.
4.000% due 02/15/28 (Þ) 442 454
Public Storage
2.370% due 09/15/22 272 279
PulteGroup, Inc.
7.875% due 06/15/32 210 297
QTS Realty Trust, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 10/01/28 (Þ) 237 239
Radian Group, Inc.
4.500% due 10/01/24 237 249
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 459
Range Resources Corp.
8.250% due 01/15/29 (Þ) 163 177
Real Hero Merger Sub 2
6.250% due 02/01/29 (Þ) 195 202
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 224 250
Regions Financial Corp.
7.375% due 12/10/37 183 272
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 304
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 101 110
Republic Services, Inc.
3.375% due 11/15/27 290 318
Resideo Funding, Inc.
6.125% due 11/01/26 (Þ) 748 789
Retail Properties of America, Inc.
4.000% due 03/15/25 276 292
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 638
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 249 288
7.500% due 10/15/27 423 499
3.700% due 03/15/28 350 332
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 37 41
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 299
Safeway, Inc.
7.250% due 02/01/31 452 524
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 115
Series WI
3.244% due 10/05/26 149 159
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 371
Scientific Games International, Inc.
8.625% due 07/01/25 (Þ) 150 164
5.000% due 10/15/25 (Þ) 221 228
8.250% due 03/15/26 (Þ) 40 43
7.250% due 11/15/29 (Þ) 203 223
Scotts Miracle- Gro Co. (The)
Series WI
4.500% due 10/15/29 424 445
Seagate HDD Cayman
4.875% due 03/01/24 250 270
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 369
6.875% due 07/15/33 (Þ) 200 249
Service Properties Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
260 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 06/15/23 373 381
4.650% due 03/15/24 273 275
7.500% due 09/15/25 375 425
4.950% due 02/15/27 73 72
5.500% due 12/15/27 186 196
3.950% due 01/15/28 77 71
4.950% due 10/01/29 109 105
4.375% due 02/15/30 122 113
SFO Commercial Mortgage Trust
1.000% due 05/15/38 (Þ) 500 500
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
3.450% due 06/01/27 278 306
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 277 294
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 357 369
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 280 281
SM Energy Co.
Series WI
6.125% due 11/15/22 453 447
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 232 259
Solera LLC / Solera Finance, Inc.
10.500% due 03/01/24 (Þ) 517 533
Southern Power Co.
Series F
4.950% due 12/15/46 277 321
Southwestern Energy Co.
6.200% due 01/23/25 275 297
Spectra Energy Partners, LP
3.375% due 10/15/26 274 296
Spirit AeroSystems , Inc.
4.600% due 06/15/28 103 101
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,953
8.750% due 03/15/32 184 273
Sprint Communications, Inc.
6.000% due 11/15/22 255 272
Sprint Corp.
7.625% due 03/01/26 269 330
Series WI
7.875% due 09/15/23 892 1,017
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 750
10.750% due 04/15/27 (Þ) 437 452
Starbucks Corp.
2.000% due 03/12/27 310 318
Starwood Property Trust, Inc.
Series WI
4.750% due 03/15/25 141 147
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 366 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 515 536
Synchrony Financial
3.700% due 08/04/26 214 233
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 252
Sysco Corp.
3.300% due 07/15/26 267 290
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 (Þ) 331 345
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 350 386
TCI Communications, Inc.
7.875% due 02/15/26 144 188
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 251
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 357 369
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 520
6.125% due 10/01/28 (Þ) 350 369
6.875% due 11/15/31 139 155
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 218 279
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 273 280
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 726
Tesla, Inc.
5.300% due 08/15/25 (Þ) 268 278
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 290
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 250
Time Warner Cable LLC
6.750% due 06/15/39 202 275
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 279 303
4.750% due 02/01/28 138 147
TMS International Corp.
6.250% due 04/15/29 (Þ) 243 253
TransDigm UK Holdings PLC
Series WI
6.875% due 05/15/26 235 247
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 266
6.250% due 03/15/26 (Þ) 869 920
4.625% due 01/15/29 (Þ) 224 221
Series WI
6.375% due 06/15/26 235 244
Transocean, Inc.
11.500% due 01/30/27 (Þ) 471 452
Trident TPI Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 08/01/24 (Þ) 673 715
Trinity Industries, Inc.
4.550% due 10/01/24 268 283
TripAdvisor, Inc.
7.000% due 07/15/25 (Þ) 227 245
Triumph Group, Inc.
5.250% due 06/01/22 372 369
6.250% due 09/15/24 (Þ) 704 710
Series WI
7.750% due 08/15/25 1,329 1,312
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 272 281
Tyson Foods, Inc.
4.875% due 08/15/34 265 323
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 247
Unilever Capital Corp.
2.600% due 05/05/24 308 326
United Airlines Holdings, Inc.
5.000% due 02/01/24 257 264
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 232 239
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 203
Series 144a
4.375% due 04/15/26 (Þ) 187 194
United Rentals NA, Inc.
5.500% due 05/15/27 228 243
United States Steel Corp.
6.250% due 03/15/26 388 396
6.650% due 06/01/37 188 192
United Technologies Corp.
5.400% due 05/01/35 241 308
UnitedHealth Group, Inc.
5.800% due 03/15/36 235 319
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.125% due 12/15/24 (Þ) 307 317
7.875% due 02/15/25 (Þ) 31 33
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 269
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 383
Unum Group
5.750% due 08/15/42 237 282
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 265 262
US Foods, Inc.
4.750% due 02/15/29 (Þ) 448 452
Vale Overseas, Ltd.
6.250% due 08/10/26 263 314
Valero Energy Corp.
7.500% due 04/15/32 223 302
Vector Group Ltd.
5.750% due 02/01/29 (Þ) 433 436
Veritas US, Inc. / Veritas Bermuda, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.500% due 02/01/24 (Þ) 2,892 2,968
7.500% due 09/01/25 (Þ) 700 725
Verizon Communications, Inc.
2.625% due 08/15/26 251 267
VICI Properties, LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 360
Visa, Inc.
4.150% due 12/14/35 267 320
Vistra Operations Co. LLC
5.000% due 07/31/27 (Þ) 443 459
Vornado Realty Trust
3.500% due 01/15/25 298 316
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 314
Wachovia Corp.
5.500% due 08/01/35 255 321
Walmart, Inc.
3.400% due 06/26/23 261 278
Walt Disney Co. (The)
3.700% due 03/23/27 287 322
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 853 872
WASH Multifamily Acquisition, Inc.
5.750% due 04/15/26 (Þ) 186 193
Webster Financial Corp.
4.100% due 03/25/29 254 275
Wells Fargo & Co.
3.900% due 05/01/45 264 295
Western Gas Partners, LP
5.500% due 08/15/48 25 25
Western Midstream Operating, LP
3.100% due 02/01/25 444 469
4.050% due 02/01/30 146 159
5.450% due 04/01/44 290 305
5.300% due 03/01/48 432 443
5.250% due 02/01/50 266 301
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 273
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 298
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 359 366
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 391 408
Wyeth
6.000% due 02/15/36 220 308
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 212
Xerox Corp.
6.750% due 12/15/39 118 130
XPO CNW, Inc.
6.700% due 05/01/34 251 299
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 598 641

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yum! Brands, Inc.
3.875% due 11/01/23 367 385
7.750% due 04/01/25 (Þ) 253 276
6.875% due 11/15/37 92 112
211,784
International Debt - 27.8%
1011778 BC ULC / New Red Finance,
Inc.
5.750% due 04/15/25 (Þ) 158 167
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 1,007
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 268
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 566
ADVANZ PHARMA Corp., Ltd.
8.000% due 09/06/24 1,841 1,873
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 235
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 582
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,819 891
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 293
Alibaba Group Holding, Ltd.
Series WI
4.500% due 11/28/34 225 260
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 164 173
America Movil SAB de CV
3.125% due 07/16/22 304 313
Andrade Gutierrez International SA
Series REGS
9.500% due 12/30/24 (~)(Ê)(Ø)(Æ) 418 240
Anglo American Capital PLC
4.000% due 09/11/27 (Þ) 289 321
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 243 274
Apache Finance Canada Corp.
7.750% due 12/15/29 147 172
Apidos CLO XXXI
Series 2019-31A Class C
3.769% due 04/15/31 (USD 3 Month
LIBOR + 2.550%)(Ê)(Þ) 500 500
Series 2021-31A Class CR
1.000% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,140
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 101
0.500% due 07/09/30 (~)(Ê) 976 354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 07/09/35 (~)(Ê) 1,418 447
2.000% due 01/09/38 (~)(Ê) 2,284 866
1.125% due 07/09/46 (~)(Ê) 300 97
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 371 374
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 250 250
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,301
Baidu, Inc.
3.500% due 11/28/22 304 316
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 282
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 283
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 202 221
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 411
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 251
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 355
Banco Santander SA
2.749% due 12/03/30 331 322
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 230
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 273
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 823 771
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 303
Barclays PLC
4.950% due 01/10/47 241 295
Barings CLO, Ltd.
Series 2019-3A Class C
3.835% due 04/20/31 (USD 3 Month
LIBOR + 2.700%)(Ê)(Þ) 385 385
Series 2021-1A Class D
1.000% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 1,000
Bausch Health Cos., Inc.
5.250% due 02/15/31 (Þ) 272 272
Bayer US Finance II LLC
3.375% due 10/08/24 (Þ) 292 315
4.200% due 07/15/34 (Þ) 292 318
Benefit Street Partners CLO IV, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-IVA Class BRRR
2.338% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 497
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 992
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 496
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 274
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 384
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 836 869
Brookfield Finance, Inc.
4.700% due 09/20/47 236 277
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 269 275
6.250% due 09/15/27 (Þ) 650 689
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 316
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 299
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Carnival Corp.
1.875% due 11/07/22 EUR 720 855
5.750% due 03/01/27 (Þ) 1,073 1,131
1.000% due 10/28/29 EUR 160 158
Series REGs
7.625% due 03/01/26 EUR 200 266
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 248
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 196
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 458
Cenovus Energy, Inc.
6.750% due 11/15/39 162 205
Series WI
5.400% due 06/15/47 68 77
CEZ AS
Series REGS
5.625% due 04/03/42 383 445
CFLD (Cayman) Investment, Ltd.
8.050% due 01/13/25 (~)(Ê) 1,310 440
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 390 391
4.250% due 12/31/99 93 93
China Evergrande Group
9.500% due 03/29/24 500 433
8.750% due 06/28/25 596 486
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 500
Series 2018-4RA Class B
2.390% due 10/17/30 500 500
CIFC LLC
Series 2021-2A Class CR
1.000% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,000
Cimpress PLC
7.000% due 06/15/26 (Þ) 242 255
Colombia Government International
Bond
3.875% due 04/25/27 300 320
7.375% due 09/18/37 1,000 1,327
6.125% due 01/18/41 600 720
5.000% due 06/15/45 500 532
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 678
Commercial Bank International PSC
6.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 5.597%)(Ê)(ƒ) 857 913
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 424
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 335 336
6.500% due 05/15/26 (Þ) 727 722
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 404
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 2,050
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 324
4.375% due 03/17/25 (Þ) 283 311
Credit Suisse Group AG
Series WI
3.800% due 09/15/22 300 313
3.800% due 06/09/23 255 271
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 312 320
Danone SA
2.589% due 11/02/23 (Þ) 277 289
Danske Bank A/S
1.226% due 06/22/24 (Þ) 325 328
Deutsche Bank AG
3.700% due 05/30/24 258 277

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/01/25 555 600
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 480
Series 1254
4.100% due 01/13/26 255 279
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 324
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 377
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 710 693
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 291
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,363
DNB Bank ASA
2.150% due 12/02/22 (Þ) 311 320
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,208
6.850% due 01/27/45 (Þ) 2,000 2,275
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 493
Ecopetrol SA
7.375% due 09/18/43 755 935
5.875% due 05/28/45 101 107
Ecuador Government International Bond
5.000% due 07/31/30 (~)(Ê)(Þ) 475 397
8.408% due 07/31/30 (Þ) 107 59
1.000% due 07/31/35 (~)(Ê)(Þ) 1,614 1,098
0.500% due 07/31/40 (~)(Ê)(Þ) 461 274
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 530
6.875% due 04/30/40 (Þ) 3,000 2,920
8.700% due 03/01/49 (Þ) 750 781
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,545
7.650% due 06/15/35 498 521
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 574
Empire Communities LLC
7.000% due 12/15/25 (Þ) 170 182
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 659
Empresa Electrica Guacolda SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.560% due 04/30/25 920 725
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 534
Enbridge, Inc.
2.900% due 07/15/22 133 137
3.700% due 07/15/27 167 183
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 272
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 237 277
Engie SA
2.875% due 10/10/22 (Þ) 236 244
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 221
Series REGS
7.125% due 02/11/25 2,711 2,836
8.450% due 08/10/28 402 444
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 955
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 213
Series REGS
3.375% due 08/05/26 200 212
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 279
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 775 790
7.500% due 04/01/25 (Þ) 175 182
6.875% due 03/01/26 (Þ) 366 384
6.875% due 10/15/27 (Þ) 600 658
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 386
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 242 300
2.386% due 02/17/26 EUR 345 427
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 414 452
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.859%)(Ê)(ƒ) 226 220
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 407
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 528
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,390
Georgian Railway JSC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.750% due 07/11/22 550 580
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 750
10.750% due 10/14/30 (Þ) 250 316
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 288
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,988
Global Finance SA
Series 2021-1A Class A
1.860% due 04/17/41 (Þ) 893 882
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 384
Gtlk Europe Captial DAC
4.800% due 02/26/28 200 206
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 590
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 663 708
HOM RE, Ltd.
Series 2019-1 Class M2
3.368% due 05/25/29 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 1,000 1,010
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 542
HSBC Holdings PLC
6.500% due 05/02/36 228 305
Huarong Finance 2017 Co., Ltd.
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 319
Hudbay Minerals, Inc.
6.125% due 04/01/29 (Þ) 165 175
Husky Energy, Inc.
6.800% due 09/15/37 243 303
Indonesia Asahan Aluminium ( Persero )
PT
Series REGS
6.757% due 11/15/48 200 256
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.135%)(Ê)(ƒ) 431 433
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 834 721
Intelligent Packaging, Ltd.
6.000% due 09/15/28 (Þ) 99 102
InterCement Financial Operations BV
Series REGS
5.750% due 07/17/24 584 555
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 167
5.017% due 06/26/24 (Þ) 571 620
3.875% due 07/14/27 (Þ) 149 162
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 294 322
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 875 844
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 500 561
Jaguar Land Rover Automotive PLC
7.750% due 10/15/25 (Þ) 340 369
Jazz Securities DAC
4.375% due 01/15/29 (Þ) 484 495
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 352 375
5.750% due 01/15/28 (Þ) 495 526
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 212
7.375% due 10/10/47 1,500 1,572
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 974
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 890
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 440
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 324
Kenya Government International Bond
8.250% due 02/28/48 200 214
Series REGS
6.875% due 06/24/24 1,000 1,108
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 883 881
Kraft Heinz Foods Co.
2.000% due 06/30/23 EUR 250 312
1.500% due 05/24/24 EUR 300 374
4.125% due 07/01/27 GBP 500 768
2.250% due 05/25/28 EUR 403 524
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 697
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 745
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LCM 30, Ltd.
Series 2019-30A Class C
3.735% due 04/20/31 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 250 250
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 874
5.125% due 07/15/29 (Þ) 735 754
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Ø)(Æ) 750 93
6.200% due 02/26/25 (Ø)(Æ) 500 62
Series REGS
6.000% due 01/27/23 (Ø)(Æ) 230 28
Lloyds Banking Group PLC
4.650% due 03/24/26 283 319
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 211 282
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 255 349
Loanpal Solar Loan, Ltd.
Series 2021-2GS Class A
2.220% due 03/20/48 (Þ) 682 686
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 236
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 633
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 362
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 854
Meituan
2.125% due 10/28/25 (Þ) 276 272
Methanex Corp.
5.250% due 12/15/29 527 557
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 228
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 754 702
Morgan Stanley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 442
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 277
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,048
MPT Operating Partnership, LP / MPT
Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.692% due 06/05/28 GBP 600 872
MSU Energy SA / UGEN SA / UENSA
SA
Series REGS
6.875% due 02/01/25 312 212
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 428
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 420 370
7.500% due 01/15/28 (Þ) 103 90
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 454
National Bank of Canada
2.150% due 10/07/22 (Þ) 269 276
NCL Corp., Ltd.
5.875% due 03/15/26 (Þ) 213 223
6.125% due 03/15/28 (Þ) 141 149
Netflix, Inc.
Series REGS
3.625% due 06/15/30 EUR 583 838
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
3.535% due 04/20/27 (USD 3 Month
LIBOR + 2.400%)(Ê)(Þ) 250 250
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 500
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
1.000% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 500
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 528
Nokia OYJ
3.375% due 06/12/22 270 277
6.625% due 05/15/39 14 18
Nordea Bank AB
4.250% due 09/21/22 (Þ) 266 279
OCP SA
Series REGS
4.500% due 10/22/25 343 366
6.875% due 04/25/44 200 241
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 248
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 500
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 1,071 1,201
OJSC Russian Agricultural Bank
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 10/16/23 200 224
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 623
5.625% due 01/17/28 500 525
6.500% due 03/08/47 500 489
6.750% due 01/17/48 600 598
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 538
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 369
Oschadbank Via SSB #1 PLC
7.123% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 1,050 982
9.625% due 03/20/25 (~)(Ê)(Þ) 290 307
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 223
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,796
Panasonic Corp.
2.536% due 07/19/22 (Þ) 274 280
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 661
Parkland Fuel Corp.
5.875% due 07/15/27 (Þ) 108 115
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 1,100 1,067
Series REGS
6.450% due 05/30/44 2,300 2,936
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
5.250% due 10/24/42 440 488
6.250% due 01/25/49 245 304
Petrobras Global Finance BV
6.875% due 01/20/40 228 261
6.850% due 06/05/15 933 986
Petro-Canada
6.800% due 05/15/38 212 294
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Æ) 1,000 44
Series REGS
6.000% due 05/16/24 (Ø)(Æ) 8,000 348
6.000% due 11/15/26 (Ø)(Æ) 3,986 173
5.500% due 04/12/37 (Ø)(Æ) 2,150 94
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 952 981
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,705
6.500% due 06/02/41 650 584
5.500% due 06/27/44 2,000 1,627
Series REGS
6.625% due 09/29/49 804 688
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 08/04/26 45 49
6.500% due 01/23/29 90 92
5.625% due 01/23/46 1,000 811
6.750% due 09/21/47 1,333 1,178
7.690% due 01/23/50 1,800 1,733
6.950% due 01/28/60 1,050 929
PETRONAS Capital, Ltd.
Series REGS
4.550% due 04/21/50 1,000 1,181
Popular, Inc.
6.125% due 09/14/23 262 282
POSCO
2.375% due 01/17/23 (Þ) 272 279
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 412
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 739
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 476
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 (Ø)(Æ) 1,240 335
Prosus NV
3.680% due 01/21/30 (Þ) 254 266
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 131
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 497
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 368
Quebecor Media, Inc.
5.750% due 01/15/23 257 275
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 260
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 257
Republic of Turkey Government
International Bond
5.875% due 06/26/31 1,000 937
Rolls-Royce PLC
Series 144a
5.750% due 10/15/27 (Þ) 263 282
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 532
Russian Federation International Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 03/31/30 (~)(Ê) 338 390
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 234
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 1,072 900
Sands China, Ltd.
Series WI
3.800% due 01/08/26 268 284
Santander UK Group Holdings PLC
3.373% due 01/05/24 (USD 3 Month
LIBOR + 1.080%)(Ê) 275 287
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 162
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,673
Series REGS
4.625% due 10/04/47 250 285
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 297
4.375% due 04/16/49 400 439
4.375% due 04/16/49 (Þ) 200 220
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 626
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 594
Scenery Journey, Ltd.
13.750% due 11/06/23 400 380
Schneider Electric SE
2.950% due 09/27/22 (Þ) 269 278
Seagate HDD Cayman
5.750% due 12/01/34 271 310
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 251
Shelf Drilling Holdings, Ltd.
Series REGS
8.250% due 02/15/25 660 502
Shell International Finance BV
2.375% due 08/21/22 290 298
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 282
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 368
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 320
Sky, Ltd.
3.125% due 11/26/22 (Þ) 260 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 290
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 326
Series REGS
6.850% due 03/14/24 200 139
6.825% due 07/18/26 1,300 853
6.200% due 05/11/27 200 130
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 191
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 558
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 417
State Bank of India
4.875% due 04/17/24 (Þ) 262 288
5.500% due 09/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 202
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 657
Statoil ASA
2.450% due 01/17/23 269 279
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 305 316
Suncor Energy Ventures Corp.
6.000% due 04/01/42 (Þ) 356 396
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 217 221
Sura Asset Management SA
4.375% due 04/11/27 (Þ) 246 267
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 501
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 395
5.125% due 09/29/23 330 334
5.375% due 03/02/26 325 313
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 239
6.375% due 11/15/33 600 705
6.000% due 09/30/34 260 293
7.721% due 06/04/38 50 65
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 280
Tervita Corp
11.000% due 12/01/25 (Þ) 408 462
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 950 957

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
1.900% due 12/01/22 311 319
Total Capital Canada, Ltd.
2.750% due 07/15/23 260 273
Total Capital International SA
2.700% due 01/25/23 268 279
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 257 285
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 651
Transocean Guradian , Ltd.
5.875% due 01/15/24 (Þ) 55 51
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 47 45
Transocean, Inc.
7.250% due 11/01/25 (Þ) 357 270
7.500% due 01/15/26 (Þ) 246 181
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 529 544
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 520
Trust Fibra Uno
6.390% due 01/15/50 (Þ) 267 305
Tsinghua Unic , Ltd.
5.375% due 01/31/23 (~)(Ê)(Ø)(Æ) 1,200 360
6.500% due 01/31/28 (~)(Ê)(Ø)(Æ) 450 130
Turkey Government International Bond
7.375% due 02/05/25 600 637
6.750% due 05/30/40 1,000 952
4.875% due 04/16/43 500 385
6.625% due 02/17/45 2,000 1,833
5.750% due 05/11/47 700 576
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 295
6.125% due 05/03/24 627 635
UBS Group AG
4.125% due 04/15/26 (Þ) 241 270
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 205
Series REGS
7.253% due 03/15/33 1,500 1,500
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 201 206
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 2,022 1,990
9.750% due 01/22/25 (Þ) 558 598
UniCredit SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 243
Valaris PLC
4.875% due 06/01/22 270 36
Vale SA
5.625% due 09/11/42 600 744
Venture 33 CLO, Ltd.
2.464% due 07/15/31 (~)(Ê)(Þ) 1,000 993
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 250
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 296 282
Videotron, Ltd.
5.000% due 07/15/22 233 243
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 588 717
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 273 281
VTB Bank
Series REGS
6.950% due 10/17/22 200 211
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 1,014 1,093
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 400 421
5.125% due 12/15/29 (Þ) 418 425
YPF Energia Electrica SA
Series REGS
10.000% due 07/25/26 103 84
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 195 89
9.000% due 01/01/23 (~)(Ê)(Þ) 93 59
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 346
200,335
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 39
39
Mortgage-Backed Securities - 11.8%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 278 285
Ascendas Real Estate Investment Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-CRE3 Class D
2.845% due 09/14/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 930 909
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 5,989 260
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 126
Series 2021-BN31 Class XA
Interest Only STRIP
1.000% due 02/15/54 (~)(Ê) 1,588 165
Barclays Commercial Mortgage
Securities LLC
Series 2020-BID Class C
3.785% due 10/15/37 (USD 1 Month
LIBOR + 3.640%)(Ê)(Þ) 600 605
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.688% due 07/15/51 (~)(Ê) 16,818 448
Benchmark 2019-B14 Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 990 884
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 741
Benchmark 2021-B23 Mortgage Trust
Series 2021-B23 Class XA
Interest Only STRIP
1.280% due 02/15/54 (~)(Ê) 1,959 188
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 805
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 182
Series 2021-IRON Class E
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 579
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 311
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 684
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 2,788 272
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 16,040 542
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/25/50 (~)(Ê)(Þ) 167 171
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 822
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 318 329
CIM Commercial Trust Corp.
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 992 1,005
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 497 503
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 513
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 225 229
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 330 333
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 483
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 814
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 274
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 92
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 178
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 536
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 408
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,263 151
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.084% due 06/10/46 (~)(Ê)(Þ) 1,310 1,329
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 142
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 225
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 7,542 443
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,309 328
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 93
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 160 159
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 911

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 1,010
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 607 619
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 840 850
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 548 554
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (USD 1 Month
LIBOR + 2.350%)(Ê) 756 766
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 167 168
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 615 622
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 742 747
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 267 268
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 600 604
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 146 153
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 476 513
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 207 212
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 182
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 856 856
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 586 591
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,015
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 700 712
Series 2021-DNA1 Class M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,000 1,000
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 1,008
FREMF Mortgage Trust
Series 2016-K57 Class D
0.100% due 08/25/49 (Þ) 1,450 972
Series 2016-K57 Class X2A
Interest Only STRIP
0.100% due 08/25/49 (Þ) 15,550 58
Series 2016-K57 Class X2B
Interest Only STRIP
0.100% due 08/25/49 (Þ) 3,675 15
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
0.010% due 07/28/27 (Þ) 837 579
Series 2021-FRR1 Class 1D
0.010% due 07/28/27 (Þ) 1,258 847
Series 2021-FRR1 Class 2C
0.010% due 12/29/27 (Þ) 905 600
GCT Commerical Mortage Trust
Series 2021-GCT Class D
1.000% due 02/15/23 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 1,500 1,502
Goldman Sachs Mortgage Securities
Trust
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 224
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 170
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 967 993
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 130 130
Great Wolf Capital Trust
Series 2019-WOLF Class D
2.039% due 12/15/36 (USD 1 Month
LIBOR + 1.933%)(Ê)(Þ) 1,500 1,482
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 595
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 58
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 277
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,414 164
GS Mortgage-Backed Securities Trust
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 990 1,008
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,350
Homeward Opportunities Fund I Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 440 441
Hudson Yards Mortgage Trust
Series 2019-55HY Class F
3.041% due 12/10/41 (~)(Ê)(Þ) 130 123
IMT Trust
Series 2017-APTS Class FFX
3.613% due 06/15/34 (~)(Ê)(Þ) 800 796
JP Morgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 993
Series 2011-C5 Class B
5.586% due 08/15/46 (~)(Ê)(Þ) 500 503
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 1,217 1,038
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 703
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 841
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 244
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 340 349
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 415
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 85
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,770 102
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 333
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 316
JP Morgan Mortgage Trust
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 911 915
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 840 858
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 279 294
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 125 127
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 115 117
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 386 389
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 226 232
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 683 720
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 484 516
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 469 478
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1,000 1,024
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 443 466
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 385 397
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 300
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C20 Class D
5.376% due 07/15/47 (~)(Ê)(Þ) 1,500 1,332
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 1,024
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 300 304
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 800 817
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 480 487
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.360% due 04/20/48 (~)(Ê)(Þ) 600 568
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 944 999
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 552
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,314
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 224
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 1,500 1,516
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 343
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIP
4.193% due 09/15/47 (Þ) 125 12
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,012 127
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 336
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,340 534
Series 2019-L3 Class XA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 5,557 267
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 119
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 327 333
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 445 453
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 239
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 68 69
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 147 149
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 825
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 314 320
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 566 569
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,572
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 57
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 78
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 1,001
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 402 418
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 307 287
Wells Fargo Commercial Mortage Trust
Series 2021-SAVE Class C
1.000% due 02/15/40 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,364 1,369
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,543 134
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 524
Series 2017-C41 Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,118 311
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 327
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,186 224
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 629
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 45 46
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 371 378
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 983 989
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 619 629
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 190
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
4.399% due 03/15/45 (~)(Ê)(Þ) 530 446
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 722
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 810
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 271
Series 2013-C14 Class D
3.978% due 06/15/46 (~)(Ê)(Þ) 1,500 1,291
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 650
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,721
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 199 201
85,153
Non-US Bonds - 11.1%
Accor SA
2.375% due 09/17/23 EUR 900 1,150
ACS Actividades de Construccion y
Servicios SA.
1.375% due 06/17/25 EUR 400 488
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 355
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 472
AMS AG
2.125% due 11/03/27 EUR 500 554
ArcelorMittal SA
2.250% due 01/17/24 EUR 1,229 1,548

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
Interest Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 325
Assicurazioni Generali SpA
6.269% due 06/29/49 (GBP 3 Month
LIBOR + 2.350%)(Ê)(ƒ) GBP 350 551
4.596% due 11/30/49 (3 Month
EURIBOR + 4.500%)(Ê)(ƒ) EUR 374 503
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 700 959
1.875% due 09/26/29 EUR 500 610
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 340 415
2.625% due 05/30/27 EUR 300 357
Banco de Sabadell SA
1.125% due 03/27/25 EUR 400 489
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 700 863
Bellis Acquisition Co. PLC
Series REGS
3.250% due 02/16/26 GBP 200 277
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 150 207
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 249
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 260
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 850 1,157
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,599
10.000% due 01/01/27 BRL 1,400 282
10.000% due 01/01/31 BRL 1,750 350
Brunello Bidco SpA
Series REGS
3.500% due 02/15/28 EUR 100 120
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 221 310
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 200 233
5.250% due 04/15/27 EUR 650 790
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 252
CeramTec BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,156
Cidron Aida Finco SARL
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGs
5.000% due 04/01/28 EUR 450 551
Series REGS
6.250% due 04/01/28 GBP 400 564
Commerzbank AG
4.000% due 03/23/26 EUR 287 385
Series eMTN
4.000% due 03/30/27 EUR 419 570
Constantin Investissement 3 SASU
Series REGS
5.375% due 04/15/25 EUR 600 727
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 300 500
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 220
Series REGS
4.875% due 08/28/25 GBP 275 384
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 894
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 398
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 1,050
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 403
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 491
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,125 1,380
Dufry One BV
2.500% due 10/15/24 EUR 350 416
3.625% due 04/15/26 CHF 750 810
3.375% due 04/15/28 EUR 350 414
eG Global Finance PLC
6.250% due 03/30/26 GBP 375 509
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 682
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.995%)(Ê)(ƒ) EUR 600 766
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 6
Year Rate + 3.436%)(Ê)(ƒ) EUR 400 518
Series EMTn
5.875% due 07/22/49 (GBP Swap
Semiannual [versus 6 Month LIBOR]
15 Year Rate + 3.046%)(Ê)(ƒ) GBP 300 468
5.375% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.794%)(Ê)(ƒ) EUR 200 272
Explorer II AS
3.375% due 02/24/25 EUR 450 504

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FCE Bank PLC
1.615% due 05/11/23 EUR 255 311
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 550 608
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 439
Gatwick Airport Finance PLC
4.375% due 04/07/26 GBP 300 419
Getlink SE
3.500% due 10/30/25 EUR 450 562
Heathrow Finance PLC
4.750% due 03/01/24 GBP 100 145
3.875% due 03/01/27 GBP 100 142
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 517
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 300 327
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,153
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 187
LSF9 Balta Issuer Sarl
Series REGS
7.750% due 12/31/24 EUR 348 417
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 767
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 213
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 485
3.250% due 07/10/27 GBP 300 441
Metro AG
1.500% due 03/19/25 EUR 568 707
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,126
8.500% due 05/31/29 MXN 8,500 467
Motion Finco SARL
Series REGS
7.000% due 05/15/25 EUR 100 127
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (3 Month
EURIBOR + 6.500%)(Ê) EUR 100 71
4.250% due 11/15/24 (3 Month
EURIBOR + 4.250%)(Ê) EUR 650 466
NEW Areva Holding SA
4.875% due 09/23/24 EUR 250 340
NGG Finance PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 486
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 871
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 200 247
Novomatic AG
1.625% due 09/20/23 EUR 275 315
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 268
6.250% due 12/14/26 GBP 580 901
5.375% due 10/01/29 GBP 1,000 1,491
Petroleos Mexicanos
4.875% due 02/21/28 EUR 100 121
Series 10.7
4.750% due 02/26/29 EUR 1,400 1,668
Provident Financial PLC
7.000% due 06/04/23 GBP 293 399
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,591
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 300 398
Renault SA
1.000% due 03/08/23 EUR 215 259
1.250% due 06/24/25 EUR 600 709
1.000% due 11/28/25 EUR 504 595
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 155
Series R186
10.500% due 12/21/26 ZAR 12,500 984
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 1,098
1.625% due 05/09/28 EUR 340 375
Series REGS
4.625% due 02/16/26 EUR 100 130
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 167
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,565
Schaeffler AG
1.875% due 03/26/24 EUR 499 622
2.875% due 03/26/27 EUR 200 256
Summer (BC) Holdco A Sarl
Series REGS
9.250% due 10/31/27 EUR 721 916
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 868
Takko Luxembourg 2 SCA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 11/15/23 (3 Month
EURIBOR + 5.375%)(Ê) EUR 150 161
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 900 1,120
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 733
Telecom Italia SpA
7.750% due 01/24/33 EUR 364 648
5.250% due 03/17/55 EUR 200 296
Teollisuuden Voima OYJ
2.625% due 01/13/23 EUR 770 962
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 645 731
1.875% due 03/31/27 EUR 785 874
1.625% due 10/15/28 EUR 115 123
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Ê)(~)(Ø)(Æ)(Š) EUR 1,400 —
Travelex Issuerco , Ltd.
Series REGS
0.500% due 08/05/25 GBP 799 2,042
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 481
TVL Finance PLC
Series REGS
5.458% due 07/15/25 (GBP 3 Month
LIBOR + 5.375%)(Ê) GBP 250 321
Unibail - Rodamco -Westfield
2.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.675%)(Ê)(ƒ) EUR 400 467
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,610
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 549
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 357
3.625% due 02/15/28 EUR 300 350
Valeo SA
3.250% due 01/22/24 EUR 900 1,167
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 1,147
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 495
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 09/15/24 GBP 600 837
Vittoria Assicurazioni SpA
5.750% due 07/11/28 EUR 100 135
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 414
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 582 873
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 815
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 375 466
Volvo Car AB
2.500% due 10/07/27 EUR 400 518
ZF Europe Finance BV
1.250% due 10/23/23 EUR 700 851
2.000% due 02/23/26 EUR 500 606
3.000% due 10/23/29 EUR 500 630
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 500 656
80,084
United States Government Treasuries - 0.2%
United States Treasury Notes
1.250% due 05/15/50 1,750 1,358
Total Long-Term Fixed Income
Investments
(cost
$621,350
) 614,046
Common Stocks - 1.1%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.2%
Noble Corp.(Æ) 330
6
Tourmaline Oil Corp.(Æ) 58,980
1,272
Tourmaline Oil Corp.(Æ)(Š) 255,236
208
1,486
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 4,904
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
4,579
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Kelly Topco, Ltd.(Æ) 5,852
417

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Real Alloy(Æ)(Š) 39
1,650
2,067
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $7,127) 8,132
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)
0.000% 2,128 —
Producer Durables - 0.4%
Sequa Corp.(Æ)(Š)
0.000% 3,052 2,956
Total Preferred Stocks
(cost $2,392) 2,956
Warrants and Rights - 0.0%
Education Management Corp.(Æ) 1,564,221 —
2022 Warrants
Travelex Issuerco , Ltd.(Æ) 675 70
2022 Warrants
Total Warrants and Rights
(cost $—) 70
Short-Term Investments - 10.8%
Argentine Republic Government
International Bond
2.500% due 07/09/21 (~)(Ê) 2,600 929
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR16 Class B
0.995% due 05/27/21 (~)(Ê)(Þ) 115 114
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š) 16 7
Education Management LLC Term Loan
B
11.750% due 07/02/21(~)(Ê) 285 —
Ford Motor Credit Co. LLC
5.596% due 01/07/22 200 206
Huarong Finance 2017 Co., Ltd.
2.031% due 04/27/22 (USD 3 Month
LIBOR + 1.850%)(Ê) 461 366
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 181
Petroleos de Venezuela SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.000% due 11/17/21 (Ø)(Æ) 313 14
SESI LLC
Series 144a
7.125% due 12/15/21 (Ø)(Æ)(Þ) 341 134
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 83
Turkiye Halk Bankasi AS
Series REGS
5.000% due 07/13/21 289 288
U.S. Cash Management Fund(@) 75,576,913(∞) 75,562
Total Short-Term Investments
(cost $78,850) 77,884
Total Investments - 97.5%
(identified cost $709,719) 703,088
Other Assets and Liabilities,
Net - 2.5%
18,004
Net Assets - 100.0%
721,092

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
39.5%
1011778 BC ULC / New Red Finance, Inc. 06/25/20 158,000 104.41 165
167
ABN AMRO Bank NV 07/08/20 237,000 111.85 265
268
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.84 500
566
ACE Securities Corp. Mortgage Loan Trust 02/23/21 725,210 98.14 712
718
Acrisure LLC / Acrisure Finance, Inc. 01/29/21 1,000,000 100.00 1,000
976
AdaptHealth LLC 01/28/21 368,000 102.58 378
366
AHP Health Partners, Inc. 08/23/19 222,000 105.86 235
240
Air Liquide Finance SA 01/03/20 282,000 100.53 283
293
Air Methods Corp. 12/09/19 282,000 70.18 198
264
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.56 227
260
Alliance Data Systems Corp. 10/09/20 650,000 99.97 650
699
Alliance Data Systems Corp. 11/30/20 350,000 96.60 338
359
Alliance Resource Partners, LP 09/03/19 300,000 100.01 300
284
Alta Equipment Group, Inc. 03/24/21 90,000 100.00 90
91
AMC Entertainment Holdings, Inc. 06/13/17 1,506,017 130.14 1,960
1,291
AMC Entertainment Holdings, Inc. 07/31/20 164,000 100.00 164
173
AMC Entertainment Holdings, Inc. 04/29/21 270,000 107.28 290
289
American Airlines Group, Inc. 12/07/20 325,000 114.74 373
407
American Airlines Group, Inc. 01/06/21 213,000 75.31 160
187
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
937
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
368
Anglo American Capital PLC 04/14/21 289,000 111.20 321
321
Antero Resources Corp. 12/17/20 196,000 100.82 198
220
AP Moller - Maersk A/S 05/12/20 243,000 99.35 241
274
Apidos CLO XXXI 04/10/19 500,000 100.00 500
500
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,140
Apollo Management Holdings, LP 05/05/20 274,000 91.99 252
283
Aramark Services, Inc. 01/28/21 354,000 104.29 369
370
Arcosa, Inc. 03/31/21 162,000 100.00 162
166
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.89 375
369
Aretec Escrow Issuer, Inc. 04/01/21 299,000 100.00 299
306
Arroyo Mortgage Trust 05/12/20 278,259 97.01 270
285
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
909
Ashtead Capital, Inc. 04/15/21 296,000 107.16 317
317
AssuredPartners, Inc. 12/03/20 94,000 100.00 94
95
At Home Holding III, Inc. 08/25/20 623,000 102.07 636
681
AT&T, Inc. 07/06/20 278,000 102.14 284
265
ATS Automation Tooling Systems, Inc. 01/28/21 371,000 101.73 377
374
Austin BidCo, Inc. 01/26/21 1,435,000 103.77 1,493
1,457
Avantor, Inc. 01/28/21 358,000 104.83 375
375
Aviation Capital Group LLC 11/02/20 278,000 99.22 276
305
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 02/18/21 200,000 102.42 205
212
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 354,000 105.14 372
371
Babson CLO, Ltd. 11/27/18 250,000 100.08 250
250
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,301
BAMLL Commercial Mortgage Securities Trust 10/18/19 114,744 99.25 114
114
Banco de Credito del Peru 12/05/19 269,000 103.12 277
282
Banco de Credito e Inversiones SA 10/25/19 269,000 102.61 276
283
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.04 226
251
Banff Merger Sub, Inc. 12/18/19 827,000 102.75 850
880
Bangkok Bank PCL 09/24/18 169,000 125.34 212
230
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.91 127
126
Bank of America Corp. 04/30/21 1,500,000 102.09 1,531
1,529
Barclays Commercial Mortgage Securities LLC 10/02/20 600,000 99.51 597
605
Barings CLO, Ltd. 04/11/19 385,000 100.00 385
385
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
1,000
Bausch Health Cos., Inc. 06/13/17 950,000 88.84 844
970
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
155
Bausch Health Cos., Inc. 11/18/20 272,000 100.00 272
272
Bayer US Finance II LLC 08/02/19 292,000 102.24 299
315
Bayer US Finance II LLC 01/28/21 292,000 113.15 330
318
BCPE Ulysses Intermediate, Inc. 01/21/21 686,000 101.29 695
707
Benchmark 2019-B14 Mortgage Trust 11/07/19 990,000 88.80 879
884
Benchmark 2019-B9 Mortgage Trust 03/15/19 810,000 84.45 684
741
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
497

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Berry Global, Inc. 07/22/19 224,000 104.44 234
239
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
992
Blackstone Holdings Finance Co. LLC 08/04/20 205,000 131.11 269
259
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 04/06/21 141,000 100.00 141
145
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
496
BMD2 Re- Remic Trust 02/03/21 892,000 88.71 791
805
BNP Paribas SA 05/14/20 243,000 106.34 258
274
Booz Allen Hamilton Holding Corp. 03/03/21 446,000 102.37 457
445
Boxer Parent Co., Inc. 05/14/20 175,000 100.00 175
185
Brazil Loan Trust 1 07/25/13 835,757 101.12 845
869
Brookfield Property REIT, Inc. 06/06/19 357,000 102.82 367
372
Brookfield Residential Properties, Inc. 04/15/20 269,000 100.61 271
275
Brookfield Residential Properties, Inc. 10/26/20 650,000 103.63 675
689
Builders FirstSource, Inc. 03/03/21 429,000 106.77 458
455
BX Trust 12/06/19 180,000 97.04 175
182
BX Trust 02/04/21 577,000 100.00 577
579
Cablevision Lightpath LLC 01/06/21 239,000 104.38 249
245
CALI Mortgage Trust 03/07/19 320,000 98.92 317
311
Camelot Finance SA 03/03/21 432,000 104.41 451
447
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.53 694
684
Carlson Travel, Inc. 06/13/17 921,801 102.60 946
724
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carnival Corp. 01/06/21 213,000 114.89 245
250
Carnival Corp. 02/10/21 1,073,000 99.77 1,071
1,131
Carvana Co. 11/13/20 244,000 99.75 243
251
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 103.93 163
164
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
670
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.16 245
248
Chase Home Lending Mortgage Trust 07/29/19 318,338 101.06 322
329
Chase Home Lending Mortgage Trust 10/30/19 167,086 100.85 169
171
Chase Home Lending Mortgage Trust 10/30/19 800,000 101.71 814
822
Cheniere Energy, Inc. 01/28/21 357,000 104.35 373
372
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
292
CIFC Funding, Ltd. 03/27/19 500,000 99.72 499
500
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,000
CIM Commercial Trust Corp. 03/01/21 991,803 102.11 1,013
1,005
CIM Commercial Trust Corp. 03/29/21 496,659 100.44 499
503
CIM Trust 09/27/18 500,000 96.66 483
513
CIM Trust 03/22/19 225,224 101.53 229
229
CIM Trust 11/07/19 796,525 100.63 801
816
Cimpress PLC 09/03/19 242,000 103.91 251
255
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.86 929
814
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.43 378
274
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.99 569
536
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.56 416
408
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.77 103
92
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.45 242
178
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 105.46 738
756
Clark Equipment Co. 05/21/20 307,000 100.58 309
326
Clear Channel Worldwide Holdings, Inc. 08/09/19 326,000 100.12 326
331
Clear Channel Worldwide Holdings, Inc. 02/02/21 447,000 100.81 451
460
CLI Funding VI LLC 03/23/21 931,667 100.26 934
940
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
296
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
534
Colt Merger Sub, Inc. 06/19/20 847,000 104.55 877
941
Commercial Mortgage Trust 10/02/18 1,310,000 96.83 1,268
1,329
Commercial Mortgage Trust 11/04/19 250,000 96.65 242
225
Commercial Mortgage Trust 01/21/20 160,000 96.92 155
142
Commerzbank AG 06/17/19 370,000 110.76 411
424
Commonbond Student Loan Trust 11/27/18 88,760 100.79 89
92
Commonbond Student Loan Trust 06/02/20 182,999 99.98 183
187
Commonbond Student Loan Trust 06/02/20 443,954 99.98 444
451
CommonBond, Inc. 03/10/21 1,000,000 100.00 1,000
1,000
CommScope Technologies LLC 05/04/20 90,000 90.56 82
92
CommScope, Inc. 02/07/19 250,000 100.00 250
258
Compass Group Diversified Holdings LLC 04/07/21 433,000 104.75 454
457

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
525
Consolidated Energy Finance SA 12/06/19 335,000 98.35 329
336
Consolidated Energy Finance SA 01/23/20 727,000 99.58 724
722
Constellation Merger Sub, Inc. 09/03/19 391,000 90.04 352
377
Continental Wind LLC 09/24/18 183,811 101.97 187
210
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.73 351
404
Costa Rica Government International Bond 01/07/15 2,000,000 97.93 1,959
2,050
CPI CG, Inc. 04/07/21 434,000 105.44 458
453
CRC Escrow Issuer LLC / CRC Finco, Inc. 05/07/20 541,000 85.83 466
545
Credit Acceptance Corp. 05/08/20 242,000 90.23 218
250
Credit Agricole SA 06/10/20 283,000 108.55 307
311
Credit Agricole SA 01/28/21 301,000 108.08 325
324
Crestwood Midstream Partners, LP 01/28/21 376,000 98.51 370
383
CrownRock , LP / CrownRock Finance, Inc. 04/13/21 154,000 100.00 154
158
Curo Group Holdings Corp. 10/03/19 263,000 89.76 236
269
Cushman & Wakefield U.S. Borrower LLC 03/15/21 412,000 108.31 446
441
CVR Energy, Inc. 01/10/20 426,000 100.00 426
431
CVR Energy, Inc. 01/10/20 711,000 99.89 710
715
Daimler Finance NA LLC 03/09/21 312,000 102.51 320
320
Danone SA 10/24/19 277,000 100.93 280
289
Danske Bank A/S 01/28/21 325,000 101.28 329
328
DaVita, Inc. 11/13/20 228,000 105.02 239
231
DB Master Finance LLC 03/20/19 394,000 100.00 394
422
DB Master Finance LLC 03/20/19 197,000 100.00 197
208
DBUBS Mortgage Trust 04/23/20 160,000 90.40 145
159
DBWF Mortgage Trust 10/25/18 1,000,000 88.89 889
911
DCP Midstream Operating, LP 11/06/18 89,000 104.19 93
103
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
1,010
Delta Air Lines, Inc. 06/11/20 245,000 104.88 257
285
Delta Air Lines, Inc. 09/16/20 220,000 100.00 220
242
Deutsche Telekom International Finance BV 01/28/21 312,000 104.49 326
324
Diebold Nixdorf, Inc. 09/04/20 250,000 106.43 266
278
DKT Finance ApS 03/28/19 1,325,000 104.28 1,382
1,363
DNB Bank ASA 03/09/21 311,000 102.71 319
320
Dominican Republic Government International Bond 04/24/14 1,000,000 103.07 1,031
1,208
Dominican Republic Government International Bond 01/20/15 2,000,000 100.00 2,000
2,275
Domino's Pizza Master Issuer LLC 11/06/19 938,125 100.00 938
994
Domino's Pizza Master Issuer LLC 04/08/21 600,000 100.00 600
611
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.00 495
493
Earnest Student Loan Program LLC 11/27/18 43,284 96.50 42
44
Ecuador Government International Bond 08/07/20 107,413 54.83 59
59
Ecuador Government International Bond 08/07/20 460,800 59.49 274
274
Ecuador Government International Bond 08/07/20 1,614,425 60.39 975
1,098
Ecuador Government International Bond 08/07/20 475,200 78.09 371
397
Egypt Government International Bond 03/02/15 3,000,000 100.57 3,017
2,920
Egypt Government International Bond 12/16/16 500,000 94.87 474
530
Egypt Government International Bond 04/05/19 750,000 105.28 790
781
ELFI Graduate Loan Program 06/18/20 193,330 99.97 193
195
Ellington Financial, Inc. 11/05/19 607,231 99.99 607
619
Emergent BioSolutions , Inc. 04/26/21 614,000 94.01 577
576
Empire Communities LLC 12/08/20 170,000 100.00 170
182
Endo International PLC 12/07/20 234,000 84.24 197
178
Endurance International Group Holdings, Inc. 01/27/21 1,500,000 100.00 1,500
1,436
Enel Finance International NV 09/24/18 202,000 107.97 218
272
Enel SpA 07/06/20 237,000 115.14 273
277
EnerSys 05/11/20 233,000 99.17 231
244
Engie SA 09/04/20 236,000 103.20 244
244
Enova International, Inc. 10/04/17 140,000 100.36 141
144
Enova International, Inc. 10/24/19 115,000 94.06 108
120
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
178
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
193
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
215
Ethiopia Government International Bond 12/04/14 1,000,000 100.04 1,000
955
Exeter Automobile Receivables Trust 06/02/20 650,000 99.99 650
657
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 742,061 99.86 741
747
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 266,714 100.81 269
268

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 600,000 96.74 580
604
First Quantum Minerals, Ltd. 03/16/17 775,000 100.55 779
790
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
384
First Quantum Minerals, Ltd. 11/07/19 175,000 99.43 174
182
First Quantum Minerals, Ltd. 09/17/20 600,000 100.00 600
658
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 228,000 101.06 230
241
Flagstar Mortgage Trust 10/24/18 475,519 103.33 491
513
Flagstar Mortgage Trust 06/03/19 207,388 103.00 214
212
Flagstar Mortgage Trust 02/04/21 145,862 102.98 150
153
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.69 178
182
Fortescue Metals Group, Ltd. 03/15/21 414,000 107.82 446
452
Foundation Building Materials, Inc. 02/03/21 185,000 100.00 185
184
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
1,015
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 700,000 100.00 700
712
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 1,000,000 99.88 999
1,000
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
1,008
FREMF Mortgage Trust 03/24/21 19,225,540 0.40 74
73
FREMF Mortgage Trust 03/24/21 1,450,103 67.55 979
972
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 103.43 272
290
Fresh Market, Inc. (The) 08/17/20 246,000 88.12 217
252
Frontier Communications Corp. 11/19/20 176,000 100.00 176
185
Frontier Communications Corp. 11/19/20 650,000 100.00 650
664
Gabon Government International Bond 10/22/14 500,000 102.52 513
528
GAM Re-REMIC Trust 04/01/21 2,095,000 65.81 1,366
1,426
GAM Re-REMIC Trust 04/01/21 905,000 66.17 599
600
Gartner, Inc. 02/18/21 358,000 106.27 380
376
Gates Global LLC / Gates Corp. 11/20/19 771,000 98.90 763
807
GCT Commerical Mortage Trust 01/29/21 1,500,000 100.00 1,500
1,502
GE Capital Funding LLC 06/04/20 251,000 106.03 266
292
Genworth Mortgage Holdings, Inc. 11/13/20 225,000 106.37 239
244
Ghana Government International Bond 09/11/14 700,000 99.29 695
750
Ghana Government International Bond 10/07/15 250,000 100.00 250
316
Global Aircraft Leasing Co., Ltd. 07/26/19 1,987,527 93.75 1,863
1,988
Global Finance SA 03/08/21 893,309 98.62 881
882
Global Net Lease, Inc. 01/28/21 368,000 101.96 375
364
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.13 388
394
Goldman Sachs Mortgage Securities Trust 08/01/19 967,000 106.21 1,027
993
Goldman Sachs Mortgage Securities Trust 03/16/20 130,103 99.23 129
130
Great Wolf Capital Trust 03/19/21 1,500,000 98.39 1,476
1,482
Great Wolf Trust 04/30/21 1,500,000 97.97 1,470
1,466
GS Mortgage Securities Trust 10/30/18 800,000 69.80 558
595
GS Mortgage Securities Trust 04/15/19 90,000 82.10 74
58
GS Mortgage Securities Trust 09/11/19 300,000 92.91 279
277
GS Mortgage-Backed Securities Trust 03/12/21 989,674 101.50 1,004
1,008
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
195
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.61 266
280
Harvest Midstream I, LP 08/05/20 505,000 102.49 518
544
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.47 556
590
HC2 Holdings, Inc. 03/03/21 454,000 100.03 454
448
Helios Issuer LLC 10/26/18 906,837 99.98 907
979
Helios Issuer LLC 10/26/18 808,777 99.98 809
845
Helios Issuer LLC 06/15/20 439,345 99.99 439
456
Hess Midstream, LP 01/28/21 361,000 104.15 376
374
Highlands Holdings Bond Issuer, Ltd. 10/23/20 663,000 102.21 678
708
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 91.80 332
366
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 160,000 93.30 149
166
Hilcorp Energy I, LP / Hilcorp Finance Co. 03/02/20 41,000 86.45 35
41
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 108.79 374
370
Hologic , Inc. 01/28/21 345,000 106.65 368
364
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,350
HOM RE, Ltd. 03/09/21 1,000,000 99.63 996
1,010
Homeward Opportunities Fund I Trust 08/19/19 439,515 99.97 439
441
Howard Hughes Corp. (The) 02/18/21 356,000 106.48 379
377
Hudbay Minerals, Inc. 09/09/20 165,000 100.00 165
175
Hudson Yards Mortgage Trust 12/02/19 130,000 89.77 117
123
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 04/08/21 451,000 101.98 460
460

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Imola Merger Corp. 04/01/21 454,000 100.00 454
472
IMT Trust 06/03/19 800,000 98.52 788
796
Intelligent Packaging, Ltd. 01/25/21 99,000 102.43 101
102
Intesa Sanpaolo SpA 10/14/16 571,000 95.31 547
620
Intesa Sanpaolo SpA 04/01/19 160,000 98.88 158
167
Intesa Sanpaolo SpA 01/28/21 149,000 109.90 164
162
Intrado Corp. 12/13/17 316,000 98.63 312
321
Inversiones CMPC SA 01/28/21 294,000 109.88 323
322
IQVIA, Inc. 12/09/19 260,000 104.95 273
272
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
271
Israel Electric Corp., Ltd. 04/04/19 500,000 103.85 519
561
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
546
Jaguar Land Rover Automotive PLC 02/18/21 340,000 108.91 370
369
Jazz Securities DAC 04/22/21 484,000 100.00 484
495
JBS Investments II GmbH 04/01/19 352,000 101.11 356
375
JBS Investments II GmbH 07/23/19 495,000 100.00 495
526
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,152
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
735
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 04/01/19 1,383,000 101.28 1,401
1,552
JP Morgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.03 860
841
JP Morgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.62 966
993
JP Morgan Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.31 1,208
1,038
JP Morgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.29 334
333
JP Morgan Commercial Mortgage Securities Trust 04/23/19 950,000 96.02 912
703
JP Morgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.54 296
244
JP Morgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
316
JP Morgan Commercial Mortgage Securities Trust 09/11/19 340,000 105.34 358
349
JP Morgan Commercial Mortgage Securities Trust 09/12/19 610,000 91.47 571
500
JP Morgan Commercial Mortgage Securities Trust 09/17/20 500,000 101.10 506
503
JP Morgan Mortgage Trust 12/06/18 840,130 89.78 754
858
JP Morgan Mortgage Trust 01/18/19 124,933 99.95 125
127
JP Morgan Mortgage Trust 03/22/19 114,785 101.17 116
117
JP Morgan Mortgage Trust 07/12/19 483,706 109.34 529
516
JP Morgan Mortgage Trust 07/25/19 910,536 98.22 894
915
JP Morgan Mortgage Trust 01/24/20 1,469,291 103.27 1,523
1,502
JP Morgan Mortgage Trust 01/28/20 226,175 101.80 230
232
JP Morgan Mortgage Trust 01/30/20 386,268 101.14 391
389
JP Morgan Mortgage Trust 07/15/20 683,290 104.03 711
720
JP Morgan Mortgage Trust 07/21/20 443,000 107.25 475
466
JP Morgan Mortgage Trust 08/20/20 279,480 105.71 295
294
JP Morgan Mortgage Trust 10/28/20 385,404 103.29 398
397
JPMorgan Chase Commercial Mortgage Securities Corp. 04/01/21 300,000 100.00 300
300
JPMorgan Commercial Mortgage Securities Trust 03/19/21 1,500,000 88.03 1,320
1,332
JPMorgan Mortgage Trust 11/10/20 300,000 102.96 309
304
JPMorgan Mortgage Trust 12/07/20 800,000 104.29 834
817
JPMorgan Mortgage Trust 01/19/21 480,317 103.47 497
487
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
1,024
Kenan Advantage Group, Inc. 06/28/17 2,285,000 100.00 2,285
2,285
KKR Group Finance Co. II LLC 05/13/20 214,000 113.61 243
277
Kraft Heinz Foods Co. 06/15/20 311,000 126.04 392
441
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.15 251
254
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 102.11 766
745
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCM 30, Ltd. 03/28/19 250,000 100.00 250
250
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.19 831
874
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
754
Lithia Motors, Inc. 04/07/21 433,000 105.34 456
455
Live Nation Entertainment, Inc. 05/21/18 160,000 100.69 161
166
Live Nation Entertainment, Inc. 10/02/19 571,000 88.30 504
576
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
349
Lloyds Banking Group PLC 05/11/20 211,000 106.02 224
282
Loanpal Solar Loan, Ltd. 03/05/21 682,015 99.99 682
686
LPL Holdings, Inc. 11/12/20 231,000 102.54 237
241
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.87 581
568
Macy's Retail Holdings, Inc. 03/02/21 59,000 100.00 59
61
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magic Mergeco , Inc. 04/09/21 607,000 100.00 607
624
Magic Mergeco , Inc. 04/09/21 249,000 100.00 249
252
Magnolia Oil & Gas Corp. 01/28/21 354,000 103.39 366
364
Marks & Spencer PLC 09/27/18 204,000 108.66 222
236
Marlette Funding Trust 11/06/18 1,000,000 99.99 1,000
1,023
Marlette Funding Trust 04/24/19 500,000 99.98 500
509
Marlette Funding Trust 04/26/21 900,000 99.97 900
900
Match Group, Inc. 03/03/21 432,000 104.15 450
446
Mattamy Group Corp. 04/29/20 627,000 89.85 563
633
Mauser Packaging Solutions Holding Co. 04/15/21 145,000 97.26 141
141
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc. 02/24/21 563,000 101.55 572
570
MEG Energy Corp. 01/16/20 800,000 93.66 749
854
Meituan 01/05/21 276,000 101.91 281
272
Mello Mortgage Capital Acceptance 01/24/20 944,229 105.31 994
999
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
552
Midcap Financial Issuer Trust 04/21/21 224,000 100.00 224
232
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
173
Midwest Connector Capital Co. LLC 08/01/19 178,000 100.78 179
181
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.90 654
711
Minerals Technologies, Inc. 03/03/21 431,000 104.46 450
452
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
188
Mondelez International, Inc. 01/05/21 273,000 102.42 280
279
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.13 1,507
1,314
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.58 234
224
Morgan Stanley Capital I Trust 06/05/19 377,000 86.93 328
336
Morgan Stanley Capital I Trust 06/20/19 124,536 96.07 120
12
Morocco Government International Bond 03/02/15 250,000 110.85 277
277
Mosaic Solar Loan Trust 11/27/18 212,767 98.36 209
225
Mosaic Solar Loan Trust 11/27/18 279,242 98.93 276
304
Mosaic Solar Loan Trust 06/12/20 397,493 99.98 397
416
Mosaic Solar Loans LLC 03/10/21 1,073,512 99.40 1,067
1,068
Mosaic Solar Loans LLC 03/24/21 446,640 100.15 447
446
Motiva Enterprises LLC 09/04/20 230,000 120.09 276
282
Mozambique International Bond 12/20/13 1,279,000 92.20 1,179
1,048
MRCD Mortgage Trust 12/05/19 120,000 95.28 114
119
MSCI, Inc. 01/28/21 350,000 106.56 373
366
Nabors Industries, Inc. 01/07/20 103,000 101.53 105
90
Nabors Industries, Inc. 01/07/20 420,000 91.11 383
370
National Bank of Canada 10/05/20 269,000 102.37 275
276
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 105.56 374
370
Navient Private Education Refi Loan Trust 11/03/20 485,762 99.99 486
489
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
442
NCL Corp., Ltd. 03/01/21 141,000 100.00 141
149
NCL Corp., Ltd. 03/01/21 213,000 100.00 213
223
NCR Corp. 03/03/21 426,000 107.39 457
463
Neiman Marcus Group, Inc. 03/19/21 782,000 101.23 792
800
Nestle Holdings, Inc. 01/28/21 330,000 100.07 330
329
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.99 245
250
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.40 492
500
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
500
New Residential Investment Corp. 02/18/21 373,000 99.57 371
379
NGL Energy Operating LLC 01/25/21 704,000 103.54 729
737
NGPL PipeCo LLC 10/24/19 263,000 105.69 278
296
Nielsen Holdings PLC 02/18/21 350,000 106.59 373
373
Nigeria Government International Bond 06/29/18 500,000 95.05 475
528
Nordea Bank AB 01/05/21 266,000 105.16 280
279
Northern Natural Gas Co. 10/02/19 162,000 116.83 189
185
Northwest Acquisitions ULC / Dominion Finco, Inc. 10/06/17 1,070,000 101.30 1,084
3
Northwest Fibers, Inc. 12/08/20 63,000 114.17 72
71
Northwest Fibers, Inc. 02/09/21 241,000 100.00 241
241
Octagon Investment Partners 48, Ltd. 08/19/20 500,000 100.00 500
500
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.25 246
248
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.12 486
500
Onslow Bay Financial LLC 01/15/20 326,556 101.76 332
333
Open Text Corp. 01/28/21 364,000 102.43 373
369
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
325

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Oschadbank Via SSB #1 PLC 09/02/15 290,000 70.87 206
307
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 93.84 137
145
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
196
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 103.12 369
369
Panasonic Corp. 01/05/21 274,000 102.29 280
280
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
598
Paraguay Government International Bond 08/04/14 551,000 100.00 551
661
Parkland Fuel Corp. 10/24/19 108,000 105.18 114
115
Party City Holdco, Inc. 02/09/21 57,000 100.00 57
58
Peabody Energy Corp. 01/25/21 485,000 63.13 306
230
Peninsula Pacific Entertainment LLC 11/13/20 229,000 105.72 242
244
Performance Food Group Co. 03/03/21 424,000 105.61 448
447
Pertamina Persero PT 03/16/20 1,100,000 81.58 897
1,067
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,031
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,083
PIC AU Holdings LLC / PIC AU Holdings Corp. 01/25/21 546,000 93.37 510
500
Pilgrim's Pride Corp. 03/03/21 415,000 107.69 447
440
Plastipak Holdings, Inc. 08/05/20 700,000 100.42 703
719
POSCO 01/04/21 272,000 102.76 280
279
Post Holdings, Inc. 03/09/18 219,000 100.58 220
229
Post Holdings, Inc. 10/24/19 129,000 106.17 137
139
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.33 458
476
Primose Funding LLC 03/30/21 985,000 102.00 1,005
1,008
Prosus NV 12/02/20 254,000 109.12 277
266
Providence Service Corp. (The) 01/28/21 350,000 106.68 373
372
Provincia de Buenos Aires 02/08/17 300,000 98.99 297
131
PTC, Inc. 03/03/21 442,000 103.58 458
454
QTS Realty Trust, Inc. 11/12/20 237,000 101.85 241
239
Radiate Holdco LLC 09/11/20 451,000 100.00 451
459
Range Resources Corp. 01/05/21 163,000 101.16 165
177
RCKT Mortgage Trust 02/06/20 445,137 100.70 448
453
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.21 276
239
Real Hero Merger Sub 2 01/20/21 195,000 100.00 195
202
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 224,000 93.67 210
250
Rent-A-Center, Inc. 02/04/21 101,000 100.00 101
110
Resideo Funding, Inc. 10/25/19 748,000 100.68 753
789
Rockies Express Pipeline LLC 05/06/20 650,000 91.44 594
638
Rolls-Royce PLC 10/14/20 263,000 100.00 263
282
Royal Caribbean Cruises, Ltd. 09/09/20 249,000 113.51 283
288
Sabal Trail Transmission LLC 08/04/20 37,000 112.25 42
41
SABIC Capital II BV 04/07/20 217,000 100.57 218
234
Santander UK PLC 05/01/19 148,000 102.43 152
162
Saudi Arabian Oil Co. 04/09/19 200,000 98.60 197
220
Saudi Arabian Oil Co. 04/07/20 281,000 98.94 278
297
Saudi Government International Bond 03/09/20 600,000 92.44 555
594
Schneider Electric SE 01/04/21 269,000 103.65 279
278
Scientific Games International, Inc. 05/20/20 40,000 86.81 35
43
Scientific Games International, Inc. 05/20/20 221,000 91.57 202
228
Scientific Games International, Inc. 05/22/20 203,000 85.24 173
223
Scientific Games International, Inc. 06/17/20 150,000 99.85 150
164
Sealed Air Corp. 10/26/16 200,000 106.97 214
249
Sealed Air Corp. 10/24/19 339,000 106.61 361
369
Sequoia Mortgage Trust 01/09/19 67,796 100.18 68
69
Sequoia Mortgage Trust 09/17/19 313,580 101.83 319
320
Sequoia Mortgage Trust 10/08/19 146,560 101.40 149
149
Sequoia Mortgage Trust 11/14/19 800,000 103.44 828
825
SESI LLC 06/17/19 341,000 90.16 307
134
SFO Commercial Mortgage Trust 04/30/21 500,000 100.00 500
500
Siemens Financieringsmaatschappij NV 10/24/19 274,000 101.00 277
282
Silver Creek CLO, Ltd. 08/06/19 250,000 99.47 249
250
Sirius XM Radio, Inc. 05/07/20 280,000 100.51 281
281
SK Hynix, Inc. 03/09/21 320,000 100.01 320
320
Sky, Ltd. 10/05/20 260,000 104.20 271
271
SMB Private Education Loan Trust 06/11/20 750,000 98.40 738
757
Societe Generale SA 02/05/20 266,000 106.13 282
290
SoFi Alternative Trust 12/18/19 618,473 100.47 621
634

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Consumer Loan Program LLC 10/25/18 805,896 99.24 800
815
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,042
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.62 394
415
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.73 424
443
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
518
SoFi Consumer Loan Program Trust 11/07/19 185,063 101.58 188
187
SoFi Consumer Loan Program Trust 11/07/19 191,898 101.91 196
193
SoFi Professional Loan Program LLC 10/30/18 400,000 95.21 381
415
SoFi Professional Loan Program LLC 10/30/18 500,000 95.62 478
525
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
625
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,012
SoFi Professional Loan Program LLC 05/15/20 80,328 100.74 81
80
SoFi Professional Loan Program LLC 05/19/20 555,941 103.99 578
580
SoFi Professional Loan Program Trust 11/27/18 424,000 97.19 412
442
SoFi Professional Loan Program Trust 11/27/18 425,000 98.92 420
445
SoFi Professional Loan Program Trust 03/15/19 850,000 100.38 853
889
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
623
Solar Star Funding LLC 04/07/20 231,591 111.90 259
259
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
988
Solera LLC / Solera Finance, Inc. 02/26/20 517,000 101.52 525
533
Sonic Capital LLC 01/15/20 544,042 100.00 544
566
Sri Lanka Government International Bond 08/02/19 500,000 99.89 499
326
Standard Chartered PLC 10/14/16 415,000 122.61 507
558
Standard Chartered PLC 10/01/19 174,000 105.12 183
191
Staples, Inc. 02/09/21 725,000 101.95 739
750
Staples, Inc. 04/19/21 437,000 103.11 451
452
Starwood Mortgage Residential Trust 07/02/19 566,015 99.99 566
569
State Bank of India 01/06/20 262,000 105.64 277
288
Stericycle, Inc. 01/28/21 366,000 102.79 376
365
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 515,000 99.13 511
536
Suncor Energy Ventures Corp. 03/09/18 356,000 110.55 394
396
Suncor Energy Ventures Corp. 03/01/19 81,000 100.39 81
83
Sunnova Helios Issuer LLC 11/20/20 346,951 99.97 347
350
Sunrun Xanadu Issuer 05/31/19 514,899 99.99 515
553
Superior Plus Corp. 03/01/21 217,000 100.00 217
221
Sura Asset Management SA 12/02/20 246,000 111.91 275
267
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
501
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.58 483
500
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 331,000 100.00 331
345
Taylor Morrison Communities, Inc. 07/08/20 350,000 100.00 350
386
Team Health Holdings, Inc. 02/07/19 284,000 86.73 246
251
Telecom Italia Capital SA 12/06/19 219,000 105.41 231
239
Teleflex, Inc. 01/28/21 357,000 105.28 376
369
Tencent Holdings, Ltd. 01/04/21 263,000 106.30 280
280
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
520
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
369
Terraform Global Operating LLC 04/16/20 273,000 100.00 273
280
Terrier Media Buyer, Inc. 12/12/19 668,000 98.04 655
726
Tervita Corp 03/03/21 408,000 109.02 445
462
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
562
Tesla, Inc. 10/03/19 268,000 91.37 245
278
Texas Eastern Transmission, LP 12/05/19 271,000 103.02 279
290
Textainer Marine Containers VII, Ltd. 03/24/21 950,000 99.98 950
957
T-Mobile USA, Inc. 04/24/20 279,000 104.36 291
303
TMS International Corp. 04/06/21 243,000 100.00 243
253
TransDigm , Inc. 03/26/20 869,000 100.22 871
920
TransDigm , Inc. 04/02/20 245,000 100.00 245
266
TransDigm , Inc. 01/14/21 224,000 100.00 224
221
Transocean Guradian , Ltd. 04/28/21 55,100 93.00 51
51
Transocean Poseidon, Ltd. 04/26/21 47,000 94.51 44
45
Transocean, Inc. 02/18/21 471,000 80.14 377
452
Transocean, Inc. 04/26/21 246,000 71.03 175
181
Transocean, Inc. 04/26/21 357,000 73.66 263
270
Trident TPI Holdings, Inc. 12/13/19 673,000 100.25 675
715
TripAdvisor, Inc. 01/06/21 227,000 107.29 244
245
Triton Container International, Ltd. 02/19/21 496,458 99.81 496
489

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Triumph Group, Inc. 09/09/19 704,000 101.40 714
710
Trust Fibra Uno 10/01/19 267,000 96.21 257
305
Uber Technologies, Inc. 11/12/20 227,000 104.71 238
247
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 78.75 2,048
1,572
UBS Group AG 07/07/20 241,000 112.51 271
270
UBS-Barclays Commercial Mortgage Trust 02/14/20 220,000 97.19 211
135
Ukraine Government International Bond 04/23/15 195,000 37.77 74
205
Ukreximbank Via Biz Finance PLC 03/12/15 2,022,333 84.73 1,714
1,990
Ukreximbank Via Biz Finance PLC 04/13/15 557,500 100.87 562
598
UniCredit SpA 05/08/20 205,000 105.84 217
243
United Airlines, Inc. 04/14/21 187,000 100.00 187
194
United Airlines, Inc. 04/14/21 195,000 100.00 195
203
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/10/20 307,000 100.45 310
317
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 106.43 33
33
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
269
Univision Communications, Inc. 06/04/20 353,000 100.00 353
383
Upjohn, Inc. 07/07/20 265,000 104.42 277
262
US Foods, Inc. 03/03/21 448,000 101.66 455
452
Vector Group Ltd. 03/03/21 433,000 104.53 453
436
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
993
Venture XX CLO, Ltd. 11/27/18 250,000 99.55 249
250
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,892,000 98.88 2,860
2,968
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 700,000 100.00 700
725
Vermilion Energy, Inc. 07/22/19 296,000 98.65 292
282
Verus Securitization Trust 02/08/21 1,000,000 100.00 1,000
1,001
VICI Properties, LP / VICI Note Co., Inc. 01/28/21 354,000 104.56 370
360
Vistra Operations Co. LLC 04/29/21 443,000 103.92 460
459
Volkswagen Group of America Finance LLC 01/05/21 273,000 103.05 281
281
Warrior Met Coal, Inc. 12/10/19 853,000 101.84 869
872
WASH Multifamily Acquisition, Inc. 04/08/21 186,000 100.00 186
193
Wells Fargo Commercial Mortage Trust 01/29/21 1,363,533 100.00 1,364
1,369
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.81 331
327
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.07 521
524
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.84 595
629
Wells Fargo Mortgage Backed Securities Trust 02/14/20 45,170 100.85 46
46
Wells Fargo Mortgage Backed Securities Trust 08/10/20 371,401 103.23 383
378
Wells Fargo Mortgage Backed Securities Trust 03/12/21 983,464 101.48 998
989
Wells Fargo Mortgage-Backed Securities Trust 09/17/20 619,351 102.47 635
629
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.14 187
190
Wendy's Funding LLC 03/26/19 483,750 98.94 479
510
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.65 1,062
1,081
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.49 533
446
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.22 742
722
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.07 1,725
1,721
WFRBS Commercial Mortgage Trust 03/19/21 1,500,000 85.29 1,279
1,291
Williams Scotsman International, Inc. 01/28/21 359,000 103.79 373
366
Windstream Escrow LLC 10/09/20 391,000 101.85 398
408
Woodward Capital Management LLC 03/11/21 198,502 101.77 202
201
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
425
Wynn Macau, Ltd. 12/15/20 400,000 102.88 412
421
XPO Logistics, Inc. 04/23/20 598,000 100.79 603
641
YPF SA 08/15/18 92,947 53.85 57
59
YPF SA 08/15/18 194,950 74.92 146
89
Yum! Brands, Inc. 08/17/20 253,000 109.69 278
276
ZF NA Capital, Inc. 05/04/20 321,000 94.43 303 346
284,841
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 651 AUD 90,743 06/21
312
Canadian 10 Year Government Bond Futures 111 CAD 15,469 06/21
(5)
Euro- Bobl Futures 15 EUR 2,021 06/21
(6)
Euro-Bund Futures 12 EUR 2,040 06/21
(18)
Euro-Schatz Futures 15 EUR 1,681 06/21
(1)
Long Gilt Futures 11 GBP 1,404 06/21
(16)
United States 2 Year Treasury Note Futures 69 USD 15,232 06/21
(3)
United States 5 Year Treasury Note Futures 117 USD 14,501 06/21
(31)
United States 10 Year Treasury Note Futures 657 USD 86,745 06/21
(1,250)
United States 10 Year Ultra Treasury Note Futures 61 USD 8,878 06/21
(178)
United States Treasury Long Bond Futures 66 USD 10,379 06/21
(84)
United States Treasury Ultra Bond Futures 71 USD 13,199 06/21 (218)
Short Positions
Euro-Bund Futures 306 EUR 52,020 06/21
521
Japanese 10 Year Government Bond Futures 9 JPY 1,362,060 06/21
(25)
Long Gilt Futures 193 GBP 24,640 06/21
381
United States 2 Year Treasury Note Futures 151 USD 33,334 06/21
24
United States 5 Year Treasury Note Futures 60 USD 7,436 06/21
52
United States 10 Year Treasury Note Futures 103 USD 13,599 06/21
169
United States 10 Year Ultra Treasury Note Futures 76 USD 11,062 06/21
111
United States Treasury Long Bond Futures 74 USD 11,637 06/21
187
United States Treasury Ultra Bond Futures 10 USD 1,859 06/21 (2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (80)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7 AUD 9 06/08/21 —
Bank of America USD 323 AUD 406 06/08/21 (10)
Bank of America USD 858 EUR 708 05/26/21 (7)
Bank of America USD 5 GBP 3 05/26/21 —
Bank of America USD 36 MXN 760 06/08/21 1
Bank of America USD 2,957 MXN 61,158 06/08/21 51
Bank of America USD 10 NOK 84 06/08/21 —
Bank of America USD 49 NOK 412 06/08/21 —
Bank of America USD 31 PLN 114 06/08/21 (1)
Bank of America USD 64 PLN 241 06/08/21 —
Bank of America USD 257 TRY 2,154 06/08/21 (1)
Bank of America USD 729 TRY 6,424 06/08/21 33
Bank of America USD 7,120 TRY 53,690 06/08/21 (749)
Bank of America USD 49 ZAR 734 06/08/21 2
Bank of America USD 3,080 ZAR 45,533 06/08/21 45
Bank of America AUD 298 USD 227 06/08/21 (3)
Bank of America AUD 14,001 USD 11,090 06/08/21 303
Bank of America CHF 744 USD 811 05/26/21 (5)
Bank of America EUR 708 USD 858 05/03/21 7
Bank of America EUR 21,989 USD 26,415 05/26/21 (33)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 9,273 USD 12,829 05/26/21 21
Bank of America MXN 726 USD 36 06/08/21 —
Bank of America MXN 857 USD 41 06/08/21 (1)
Bank of America NOK 27,766 USD 3,286 06/08/21 (50)
Bank of America NOK 62,195 USD 7,571 06/08/21 98
Bank of America PLN 518 USD 130 06/08/21 (6)
Bank of America PLN 11,267 USD 3,031 06/08/21 60
Bank of America TRY 2,038 USD 269 06/08/21 27
Bank of America ZAR 1,138 USD 79 06/08/21 1
Bank of America ZAR 1,722 USD 114 06/08/21 (4)
Bank of Montreal USD 3,094 NOK 26,250 06/16/21 59
Bank of Montreal CAD 2,000 USD 1,582 06/16/21 (45)
Bank of Montreal SEK 13,000 USD 1,528 06/16/21 (8)
Bank of New York EUR 105 USD 125 06/16/21 (1)
BNP Paribas CAD 52 USD 42 05/26/21 —
Citigroup USD 202 CHF 184 06/08/21 —
Citigroup USD 8,609 EUR 7,087 06/08/21 (84)
Citigroup USD 102 GBP 73 06/08/21 (1)
Citigroup USD 2,188 GBP 1,548 06/08/21 (51)
Citigroup USD 19,317 GBP 13,697 06/08/21 (398)
Citigroup USD 237 NZD 339 06/08/21 6
Citigroup USD 7,755 NZD 10,497 06/08/21 (244)
Citigroup CHF 236 USD 262 06/08/21 3
Citigroup CHF 475 USD 504 06/08/21 (16)
Citigroup CHF 16,220 USD 17,890 06/08/21 114
Citigroup EUR 19 USD 23 06/08/21 —
Citigroup EUR 1,420 USD 1,668 06/08/21 (41)
Citigroup EUR 2,223 USD 2,724 06/08/21 49
Citigroup GBP 7,562 USD 10,370 06/08/21 (74)
Citigroup KRW 4,832,045 USD 4,352 06/08/21 30
Citigroup NZD 128 USD 92 06/08/21 1
Citigroup NZD 232 USD 172 06/08/21 7
Citigroup PHP 206,793 USD 4,227 06/08/21 (33)
Citigroup TWD 85,071 USD 3,110 06/08/21 55
JPMorgan Chase CAD 100 USD 81 05/26/21 —
JPMorgan Chase CAD 1,670 USD 1,333 05/26/21 (26)
JPMorgan Chase EUR 222 USD 263 06/16/21 (4)
JPMorgan Chase GBP 30 USD 41 06/16/21 —
Morgan Stanley EUR 5,912 USD 7,040 06/16/21 (74)
Morgan Stanley GBP 570 USD 792 06/16/21 5
Royal Bank of Canada USD 7,673 CAD 9,433 06/08/21 2
Royal Bank of Canada USD 10,944 CAD 13,750 06/08/21 243
Royal Bank of Canada USD 36 EUR 30 06/16/21 —
Royal Bank of Canada USD 211 EUR 177 06/16/21 2
Royal Bank of Canada USD 42 GBP 30 06/16/21 —
Royal Bank of Canada USD 3,103 NOK 26,250 06/16/21 51
Royal Bank of Canada CAD 204 USD 163 06/08/21 (3)
Royal Bank of Canada CAD 215 USD 170 06/08/21 (5)
Royal Bank of Canada CAD 2,000 USD 1,585 06/16/21 (42)
Royal Bank of Canada EUR 33 USD 40 06/16/21 —
Royal Bank of Canada EUR 40 USD 48 06/16/21 —
Royal Bank of Canada EUR 125 USD 150 06/16/21 (1)
Royal Bank of Canada EUR 5,912 USD 7,053 06/16/21 (61)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada GBP 25 USD 35 06/16/21 —
Royal Bank of Canada GBP 570 USD 793 06/16/21 6
Royal Bank of Canada SEK 13,000 USD 1,530 06/16/21 (6)
Standard Chartered USD 3,093 NOK 26,250 06/16/21 61
Standard Chartered CAD 2,000 USD 1,582 06/16/21 (46)
Standard Chartered EUR 5,912 USD 7,040 06/16/21 (73)
Standard Chartered GBP 570 USD 792 06/16/21 5
Standard Chartered SEK 13,000 USD 1,528 06/16/21 (9)
State Street USD 159 BRL 920 06/08/21 10
State Street USD 4,294 BRL 23,343 06/08/21 (10)
State Street USD 156 CLP 109,920 06/08/21 (1)
State Street USD 195 CLP 137,201 06/08/21 (2)
State Street USD 20 COP 71,376 06/08/21 (1)
State Street USD 38 COP 141,196 06/08/21 —
State Street USD 116 COP 429,096 06/08/21 (2)
State Street USD 28 CZK 602 06/08/21 —
State Street USD 38 CZK 813 06/08/21 —
State Street USD 54 HKD 418 06/08/21 —
State Street USD 141 INR 10,485 06/08/21 —
State Street USD 2,990 INR 219,634 06/08/21 (45)
State Street USD 1,709 JPY 188,355 06/08/21 15
State Street USD 2,646 JPY 280,027 06/08/21 (83)
State Street USD 21 KRW 23,218 06/08/21 —
State Street USD 29 KRW 32,411 06/08/21 —
State Street USD 3 MYR 13 06/08/21 —
State Street USD 28 MYR 115 06/08/21 —
State Street USD 45 MYR 185 06/08/21 1
State Street USD 4,292 MYR 17,377 06/08/21 (60)
State Street USD 3 PHP 135 06/08/21 —
State Street USD 75 PHP 3,658 06/08/21 —
State Street USD 44 RUB 3,271 06/08/21 —
State Street USD 86 RUB 6,616 06/08/21 1
State Street USD 39 SEK 319 06/08/21 (1)
State Street USD 100 SEK 838 06/08/21 (1)
State Street USD 7,347 SGD 9,706 06/08/21 (55)
State Street USD 11 TWD 293 06/08/21 —
State Street USD 21 TWD 588 06/08/21 —
State Street USD 30 TWD 822 06/08/21 (1)
State Street BRL 30 USD 5 06/08/21 —
State Street BRL 751 USD 140 06/08/21 2
State Street CLP 90,473 USD 124 06/08/21 (3)
State Street CLP 2,935,746 USD 4,119 06/08/21 (11)
State Street COP 457,818 USD 127 06/08/21 6
State Street CZK 1,563 USD 70 06/08/21 (3)
State Street CZK 64,642 USD 3,015 06/08/21 9
State Street GBP 173 USD 239 06/16/21 —
State Street GBP 1,302 USD 1,810 06/16/21 11
State Street HKD 43 USD 6 06/08/21 —
State Street HKD 580 USD 75 06/08/21 —
State Street HKD 33,302 USD 4,295 06/08/21 7
State Street INR 1,505 USD 20 06/08/21 —
State Street INR 2,988 USD 40 06/08/21 —
State Street JPY 468,382 USD 4,412 06/08/21 126

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street KRW 6,772 USD 6 06/08/21 —
State Street KRW 10,045 USD 9 06/08/21 —
State Street PEN 241 USD 64 06/08/21 —
State Street PEN 1,227 USD 325 06/08/21 —
State Street PEN 11,045 USD 3,027 06/08/21 107
State Street PEN 15,659 USD 4,292 06/08/21 153
State Street PHP 2,564 USD 52 06/08/21 —
State Street PHP 3,416 USD 70 06/08/21 —
State Street RUB 14,724 USD 198 06/08/21 3
State Street SEK 1,746 USD 200 06/08/21 (7)
State Street SEK 62,711 USD 7,553 06/08/21 144
State Street SGD 9,706 USD 7,350 06/08/21 57
State Street TWD 911 USD 32 06/08/21 (1)
Toronto Dominion Bank EUR 5,912 USD 7,041 06/16/21 (73)
Toronto Dominion Bank GBP 1,242 USD 1,705 05/17/21 (10)
Toronto Dominion Bank GBP 570 USD 792 06/16/21 5
UBS USD 4,396 COP 15,823,815 06/08/21 (189)
UBS USD 280 EUR 235 06/16/21 3
UBS USD 33 GBP 24 06/16/21 —
UBS USD 3,093 NOK 26,250 06/16/21 61
UBS USD 7,635 RUB 570,100 06/08/21 (85)
UBS CAD 2,000 USD 1,582 06/16/21 (45)
UBS CLP 2,365,545 USD 3,360 06/08/21 33
UBS EUR 221 USD 261 06/16/21 (5)
UBS EUR 5,912 USD 7,040 06/16/21 (74)
UBS GBP 570 USD 792 06/16/21 5
UBS RUB 15,791 USD 211 06/08/21 2
UBS SEK 13,000 USD 1,528 06/16/21 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (883)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Morgan Stanley
Sell
USD 12,200 1.000%
(2)
06/20/26
(417) 32 (385)
CDX NA High Yield Index Morgan Stanley
Sell
USD 21,700 5.000%
(2)
06/20/26
1,983 279 2,262
CDX NA Investment Grade
Index Goldman Sachs
Purchase
USD 35,900 (1.000%)
(2)
06/20/26
(780) (153) (933)
CDX NA Investment Grade
Index Morgan Stanley
Sell
USD 6,100 1.000%
(2)
06/20/26
179 (20) 159
Markit iTraxx Europe Morgan Stanley Sell EUR 5,600 5.000%
(2)
06/20/26 778 58 836
Total Open Credit Indices Contracts (å) 1,743 196 1,939

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 35,293 $ —
$ —
$ 35,293 4 . 9
Corporate Bonds and Notes — 211,772 12
—
211,784 29 . 4
International Debt — 200,335 —
—
200,335 27. 8
Loan Agreements — — 39
—
39 — *
Mortgage-Backed Securities — 85,153 —
—
85,153 11. 8
Non-US Bonds — 80,084 —
—
80,084 11 . 1
United States Government Treasuries — 1,358 —
—
1,358 0.2
Common Stocks
Consumer Discretionary — — —
—
— — *
Energy 1,278 — 208
—
1,486 0.2
Financial Services — — —
—
— — *
Materials and Processing — — 4,579
—
4,579 0.6
Producer Durables — 417 1,650
—
2,067 0.3
Technology — — —
—
— — *
Preferred Stocks — — 2,956 — 2,956 0.4
Warrants and Rights — 70 — — 70 — *
Short-Term Investments — 2,315 7 75,562 77,884 10.8
Total Investments 1,278 616,797 9,451 75,562 703,088 97.5
Other Assets and Liabilities, Net
2.5
100.0
Other Financial Instruments
Assets
Futures Contracts 1,757 — — — 1,757 0.2
Foreign Currency Exchange Contracts 7 2,102 — — 2,109 0. 3
Credit Default Swap Contracts — 3,257 — — 3,257 0. 5
A
Liabilities
Futures Contracts (1,8 37 ) — — — (1,837) (0. 3 )
Foreign Currency Exchange Contracts — (2,992) — — (2,992) (0.4)
Credit Default Swap Contracts — (1,318) — — (1,318) (0.2)
Total Other Financial Instruments
**
$ (73) $ 1,049 $ — $ — $ 976
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue (s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Corporate Bonds and Notes Other* $ 12
Loan Agreements Other* 39
Common Stocks
Energy Other* 208
Materials and Processing Discounted cash flow*** Discount rate** 14.3% 4,579
Market approach*** EBITDA multiple**** 6.5x
Discount to guideline 52.6%
comparables
Producer Durables Discounted cash flow*** Discount rate** 10.5% 1,650
Market approach*** EBITDA multiple**** 4.5x
Discount to guideline 63.4%
comparables
Preferred Stocks
Producer Durables Market approach*** EBITDA multiple**** 12.4x 2,956
Discount to guideline 22.6%
comparables
Short-Term Investments Other* 7
Total Investments $ 9,451
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2021 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2021 were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Category and Subcategory
Beginning
Balance of
11/01/2020
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
4/30/2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
4/30/2021
Long-Term Fixed Income
Investments
Asset Backed Securities $ 104 $ — $ — $ — $ — $ — $ — $ (104) $ — $ (104)
Corporate Bonds and Notes — — — — — — — 12 12 12
Loan Agreements 39 — — — — — — — 39 —
Common Stocks
Energy — — — — — — — 208 208 208
Materials and Processing 3,265 — — — — — — 1,314 4,579 1,314
Producer Durables 1,504 — — — — — — 146 1,650 146
Preferred Stocks 2,774 — — — — — — 182 2,956 182
Short-Term Investments
7 — — — — — — — 7 —
Total Investments
$ 7,693 $ — $ — $ — $ — $ — $ — $ 1,758 $ 9,451 $ 1,758
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
4,585
Australia .................................................................................
452
Austria ....................................................................................
2,168
Azerbaijan ..............................................................................
854
Bahrain ...................................................................................
3,930
Barbados .................................................................................
882
Belarus ....................................................................................
693
Bermuda .................................................................................
2,550
Brazil ......................................................................................
7,329
Canada ....................................................................................
12,826
Cayman Islands .......................................................................
18,664
Chile .......................................................................................
3,825
China ......................................................................................
4,081
Colombia .................................................................................
4,208
Costa Rica ...............................................................................
3,126
Czech Republic .......................................................................
445
Denmark .................................................................................
3,345
Dominican Republic ...............................................................
3,483
Ecuador ..................................................................................
1,828
Egypt ......................................................................................
4,491
El Salvador .............................................................................
2,066
Ethiopia ..................................................................................
955
Finland ...................................................................................
1,536
France .....................................................................................
13,150
Gabon .....................................................................................
528
Georgia ...................................................................................
580
Germany .................................................................................
14,526
Ghana .....................................................................................
1,066
Honduras ................................................................................
542
Hong Kong ..............................................................................
433

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
India .......................................................................................
1,327
Indonesia ................................................................................
5,951
Iraq .........................................................................................
844
Ireland ....................................................................................
6,358
Israel .......................................................................................
561
Italy ........................................................................................
10,373
Japan ......................................................................................
596
Jersey ......................................................................................
3,507
Jordan .....................................................................................
1,784
Kazakhstan .............................................................................
1,330
Kenya ......................................................................................
1,322
Lebanon ..................................................................................
183
Liberia ....................................................................................
499
Luxembourg ............................................................................
10,226
Macao .....................................................................................
705
Malaysia ..................................................................................
2,955
Mexico ....................................................................................
16,553
Mongolia .................................................................................
377
Morocco ..................................................................................
884
Mozambique ............................................................................
1,048
Netherlands ............................................................................
11,909
Nigeria ....................................................................................
785
Norway ....................................................................................
1,103
Oman ......................................................................................
2,235
Pakistan ..................................................................................
2,796
Panama ...................................................................................
1,713
Paraguay .................................................................................
661
Peru ........................................................................................
1,263
Philippines ..............................................................................
739
Puerto Rico .............................................................................
282
Qatar .......................................................................................
822
Russia .....................................................................................
922
Saudi Arabia ...........................................................................
4,304
Senegal ...................................................................................
251
South Africa ............................................................................
5,612
South Korea ............................................................................
599
Spain .......................................................................................
2,771
Sri Lanka ................................................................................
1,448
Sweden ....................................................................................
2,214
Switzerland .............................................................................
584
Thailand ..................................................................................
230
Trinidad and Tobago ...............................................................
1,064
Tunisia ....................................................................................
771
Turkey .....................................................................................
7,580
Ukraine ...................................................................................
2,792
United Arab Emirates .............................................................
2,276
United Kingdom ......................................................................
24,620
United States ...........................................................................
428,941
Venezuela, Bolivarian Republic of ..........................................
673
Virgin Islands, British .............................................................
2,584
Zambia ....................................................................................
2,014
Total Investments .................................................................... 703,088

Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,109 $ —
Variation margin on futures contracts* — — 1 , 757
Credit default swap contracts, at fair value 3,257 — —
Total
$ 3,257 $ 2, 109 $ 1,75 7
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1 , 8 37
Unrealized depreciation on foreign currency exchange contracts — 2 , 992 —
Credit default swap contracts, at fair value 1 , 318 — —
Total
$ 1 , 318 $ 2 , 992 $ 1 , 8 37
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (4,98 6 )
Credit default swap contracts 493 — —
Foreign currency exchange contracts — 1,451 —
Total
$ 493 $ 1,451 $ (4,98 6 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 43 4
Credit default swap contracts 309 — —
Foreign currency exchange contracts — (1,750) —
Total
$ 309 $ (1,750) $ 43 4
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,109 $ — $ 2,109
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,25 7 — 3,25 7
Total Financial and Derivative Assets
5,36 6 — 5,36 6
Financial and Derivative Assets not subject to a netting agreement
(3,264) — (3,264)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,10 2 $ — $ 2,10 2
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 643 $ 643 $ — $ —
Bank of Montreal
60 53 — 7
Citigroup
264 264 — —
Morgan Stanley
5 5 — —
Royal Bank of Canada
305 65 — 240
Standard Chartered
66 59 — 7
State Street
652 288 — 364
Toronto Dominion Bank
5 5 — —
UBS
10 2 96 — 6
Total
$ 2,10 2 $ 1,478 $ — $ 62 4

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,992 $ — $ 2,992
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,318 — 1,318
Total Financial and Derivative Liabilities
4,310 — 4,310
Financial and Derivative Liabilities not subject to a netting agreement
(1,318) — (1,318)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,992 $ — $ 2,992
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 871 $ 643 $ 228 $ —
Bank of Montreal 53 53 — —
Bank of New York 1 — — 1
Citigroup 942 264 — 678
JPMorgan Chase 30 — — 30
Morgan Stanley 74 5 69 —
Royal Bank of Canada 119 65 — 54
Standard Chartered 12 7 59 — 6 8
State Street 288 288 — —
Toronto Dominion Bank 83 5 — 78
UBS 40 4 96 — 30 8
Total
$ 2,99 2 $ 1,478 $ 297 $ 1,21 7
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 709,719
Investments, at fair value(>) ...........................................................................................................................................................
703,088
Cash ............................................................................................................................................................................................... 3,108
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,109
Receivables:
Dividends and interest ....................................................................................................................................................... 7,350
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 8,40 7
Fund shares sold ................................................................................................................................................................ 875
Foreign capital gains taxes recoverable ............................................................................................................................. 5
From broker(a)(b) ............................................................................................................................................................... 11,177
Investments matured (<) ..................................................................................................................................................... 921
Variation margin on futures contracts ................................................................................................................................. 381
Prepaid expenses ........................................................................................................................................................................... 6
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,25 7
Total assets .................................................................................................................................................
740,686
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 11,475
Fund shares redeemed ....................................................................................................................................................... 258
Accrued fees to affiliates .................................................................................................................................................... 412
Other accrued expenses ..................................................................................................................................................... 175
Variation margin on futures contracts ................................................................................................................................. 454
Foreign currency holdings(^) ......................................................................................................................................................... 2,510
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,992
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,318
Total liabilities .............................................................................................................................................
19,594
Net Assets ............................................................................................................................................................
$ 721,092

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (63,622)
Shares of beneficial interest ...........................................................................................................................................................
763
Additional paid-in capital ..............................................................................................................................................................
783,951
Net Assets ............................................................................................................................................................
$ 721,092
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 9.41
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.78
Class A — Net assets ............................................................................................................................................................. $ 2,755,508
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 292,899
Net asset value per share: Class C(#) .............................................................................................................................................
$ 9.33
Class C — Net assets ............................................................................................................................................................. $ 2,935,009
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 314,562
Net asset value per share: Class M(#) ............................................................................................................................................
$ 9.45
Class M — Net assets ............................................................................................................................................................ $ 94,495,117
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 10,002,600
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.45
Class S — Net assets ............................................................................................................................................................. $ 617,767,402
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 65,339,620
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 9.45
Class Y — Net assets ............................................................................................................................................................. $ 3,138,829
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 332,306
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,489
(+)     Credit default swap contracts - premiums paid (received) $ 1,743
(>)     Investments in affiliates, U.S. Cash Management Fund $ 75,562
(<)     Investments matured - cost $ 9,087
(a)     Receivable from Broker for Futures $ 7,918
(b)     Receivable from Broker for Swaps $ 3,259
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 21
Interest .............................................................................................................................................................................. 14, 712
Less foreign taxes withheld ............................................................................................................................................... (5)
Total investment income ...............................................................................................................................................................
14,728
Expenses
Advisory fees .................................................................................................................................................................... 3,205
Administrative fees ........................................................................................................................................................... 155
Custodian fees ................................................................................................................................................................... 109
Distribution fees - Class A ................................................................................................................................................ 4
Distribution fees - Class C ................................................................................................................................................ 11
Transfer agent fees - Class A ............................................................................................................................................ 3
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 79
Transfer agent fees - Class S ............................................................................................................................................. 548
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 106
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ...................................................................................................................................................................... 49
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 4,354
Expense reductions ........................................................................................................................................................... (1,631)
Net expenses .................................................................................................................................................................................
2,723
Net investment income (loss) ........................................................................................................................................................
12,005
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 4,35 4
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (4,986)
Foreign currency exchange contracts ................................................................................................................................ 1,451
Credit default swap contracts ............................................................................................................................................ 493
Foreign currency-related transactions ............................................................................................................................... 11 4
Net realized gain (loss) ..................................................................................................................................................................
1,42 4
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 29,23 7
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 43 4
Foreign currency exchange contracts ................................................................................................................................ (1,750)
Credit default swap contracts ............................................................................................................................................ 309
Investment matured .......................................................................................................................................................... (2,110)
Foreign currency-related transactions ............................................................................................................................... (34)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 26,08 7
Net realized and unrealized gain (loss) ......................................................................................................................................... 27,511
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 39,516

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 12,005 $ 26,223
Net realized gain (loss) ...................................................................................................................... 1,42 4 (17,178)
Net change in unrealized appreciation (depreciation) ....................................................................... 26,08 7 (15,923)
Net increase (decrease) in net assets from operations ............................................................................. 39,516 (6,878)
Distributions
To shareholders
Class A .......................................................................................................................................... (48) (172)
Class C .......................................................................................................................................... (41) (147)
Class E(1) ...................................................................................................................................... — (4)
Class M ......................................................................................................................................... (1,330) (3,214)
Class S ........................................................................................................................................... (9,040) (29,219)
Class Y .......................................................................................................................................... (177) (960)
Net decrease in net assets from distributions .......................................................................................... (10,636) (33,716)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 125,823 (100,647)
Total Net Increase (Decrease) in Net Assets ..........................................................................
154,703 (141,241)
Net Assets
Beginning of period .................................................................................................................................
566,389 707,630
End of period ..........................................................................................................................................
$ 721,092 $ 566,389

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
**     Less than 500 shares.
***     Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 31 $ 289 63 $ 579
Proceeds from reinvestment of distributions 5 48 19 172
Payments for shares redeemed (53) (493) (271) (2,493)
Net increase (decrease)
(17) (156) (189) (1,742)
Class C
Proceeds from shares sold 34 317 52 472
Proceeds from reinvestment of distributions 5 41 16 147
Payments for shares redeemed (52) (477) (135) (1,207)
Net increase (decrease)
(13) (119) (67) (588)
Class E (1)
Proceeds from shares sold — — —** —***
Proceeds from reinvestment of distributions — — —** 4
Payments for shares redeemed — — (15) (141)
Net increase (decrease)
— — (15) (137)
Class M
Proceeds from shares sold 4,802 44,940 3,821 35,491
Proceeds from reinvestment of distributions 143 1,329 350 3,214
Payments for shares redeemed (1,434) (13,458) (2,328) (21,016)
Net increase (decrease)
3,511 32,811 1,843 17,689
Class S
Proceeds from shares sold 22,684 213,616 18,492 171,134
Proceeds from reinvestment of distributions 967 9,026 3,167 29,189
Payments for shares redeemed (12,997) (121,643) (22,560) (203,349)
Net increase (decrease)
10,654 100,999 (901) (3,026)
Class Y
Proceeds from shares sold 209 1,955 500 4,352
Proceeds from reinvestment of distributions 19 177 103 960
Payments for shares redeemed (1,052) (9,844) (12,484) (118,155)
Net increase (decrease)
(824) (7,712) (11,881) (112,843)
Total increase (decrease)
13,311 $ 125,823 (11,210) $ (100,647)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2021* 8.95 .17 .44 .61 (.15) (.15)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
October 31, 2017 9.69 .48 .21 .69 (.35) (.35)
October 31, 2016 9.11 .46 .42 .88 (.30) (.30)
Class C
April 30, 2021* 8.89 .13 .44 .57 (.13) (.13)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
October 31, 2017 9.64 .40 .22 .62 (.29) (.29)
October 31, 2016 9.06 .39 .42 .81 (.23) (.23)
Class M
April 30, 2021* 8.99 .18 .4 5 .6 3 (.17) (.17)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
October 31, 2017(5) 9.60 .31 .28 .59 (.12) (.12)
Class S
April 30, 2021* 9.00 .18 .4 3 .6 1 (.16) (.16)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
October 31, 2017 9.72 .50 .22 .72 (.37) (.37)
October 31, 2016 9.14 .49 .41 .90 (.32) (.32)
Class Y
April 30, 2021* 8.99 .18 .45 .6 3 (.17) (.17)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)
October 31, 2017 9.72 .51 .22 .73 (.38) (.38)
October 31, 2016 9.14 .49 .42 .91 (.33) (.33)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
9.41 6.90 2,756 1.61 1.10 3.60 25
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
10.03 7.32 5,799 1.57 1.13 4.89 81
9.69 9.81 5,501 1.58 1.14 5.02 68
9.33 6.39 2,935 2.36 1.85 2.85 25
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
9.97 6.56 6,094 2.32 1.88 4.14 81
9.64 9.03 8,192 2.33 1.89 4.27 68
9.45 7.01 94,495 1.36 .80 3.89 25
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
10.07 6.20 33,399 1.33 .83 5.05 81
9.45 6.98 617,767 1.36 .85 3.82 25
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
10.07 7.64 643,262 1.32 .88 5.13 81
9.72 10.05 1,351,075 1.33 .89 5.23 68
9.45 6.90 3,139 1.1 4 .7 7 3.96 25
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82
10.07 7.72 421,474 1.13 .80 5.22 81
9.72 10.13 632,069 1.14 .81 5.34 68

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 335,600
Administration fees 27,851
Distribution fees 2,364
Shareholder servicing fees 599
Transfer agent fees 42,307
Trustee fees 3,368
$ 412,089
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,491 $ 410,328 $ 368,256 $ (2) $ 1 $ 75,562 $ 21 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 715,066,714 $ 61,929,990 $ (73,070,989) $ (11,140,999)

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Unconstrained Total Return Fund 307
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,029.10 $ 1,019.24
Expenses Paid During Period* $ 5.63 $ 5.61
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,026.50 $ 1,015.42
Expenses Paid During Period* $ 9.40 $ 9.35
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,031.20 $ 1,020.98
Expenses Paid During Period* $ 3.88 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
308 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,030.90 $ 1,020.38
Expenses Paid During Period* $ 4.38 $ 4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,032.40 $ 1,021.47
Expenses Paid During Period* $ 3.38 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 106.3%
Asset-Backed Securities - 0.5%
GSAA Home Equity Trust
Series 2005-15 Class 2A2
0.418% due 01/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 472 250
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (USD 3 Month
LIBOR + 6.000%)(Ê)(Þ) 300 275
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.419% due 10/15/30 (USD 3 Month
LIBOR + 6.200%)(Ê)(Þ) 250 224
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (USD 3 Month
LIBOR + 6.760%)(Ê)(Þ) 250 203
952
Corporate Bonds and Notes - 7.3%
Air Lease Corp.
3.250% due 03/01/25 100 106
Aircastle , Ltd.
4.125% due 05/01/24 200 213
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 76 80
5.750% due 04/20/29 (Þ) 75 80
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 200 210
CF Industries, Inc.
3.450% due 06/01/23 170 178
Charter Communications Operating
LLC / Charter Communications
Operating Capital
4.500% due 02/01/24 400 437
CIT Group, Inc.
4.750% due 02/16/24 350 381
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210 216
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 200 208
CSC Holdings LLC
5.250% due 06/01/24 350 379
DCP Midstream Operating, LP
5.375% due 07/15/25 200 220
EnLink Midstream Partners, LP
4.400% due 04/01/24 300 308
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 250 273
Series 5Y
4.750% due 07/15/23 213 223
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 550 579
HCA, Inc.
5.375% due 02/01/25 1,200 1,336
MPLX, LP
1.750% due 03/01/26 250 252
Mylan, Inc.
3.125% due 01/15/23 (Þ) 330 343
Navient Corp.
5.875% due 10/25/24 153 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netflix, Inc.
3.625% due 06/15/25 (Þ) 300 323
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 160 161
Onemain Finance Corp.
6.875% due 03/15/25 263 299
Plains All American Pipeline, LP /
PAA Finance Corp.
3.600% due 11/01/24 600 638
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 267
PulteGroup, Inc.
5.500% due 03/01/26 77 90
PVH Corp.
Series WI
4.625% due 07/10/25 150 167
Range Resources Corp.
5.000% due 03/15/23 273 279
SCIH Salt Holdings, Inc.
6.625% due 05/01/29 (Þ) 10 10
Seagate HDD Cayman
4.750% due 01/01/25 350 381
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 550 598
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 150 152
Southwest Airlines Co.
4.750% due 05/04/23 50 54
Sprint Corp.
Series WI
7.875% due 09/15/23 100 114
Steel Dynamics, Inc.
2.400% due 06/15/25 97 101
Tenet Healthcare Corp.
4.625% due 07/15/24 580 589
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 500 513
T-Mobile USA, Inc.
6.000% due 04/15/24 500 503
2.250% due 02/15/26 400 403
Western Digital Corp.
4.750% due 02/15/26 426 472
WPX Energy, Inc.
5.250% due 09/15/24 350 388
WW International, Inc.
4.500% due 04/15/29 (Þ) 100 99
12,784
International Debt - 8.8%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust
3.500% due 01/15/25 250 265
AI Mistral (Luxembourg) Subco Sarl
Term Loan
0.000% due 03/09/24 (~)(Ê)(v) 48 41
Akbank TAS
Series REGS
5.125% due 03/31/25 200 199
Aker BP ASA
Series REGS
4.750% due 06/15/24 250 257
3.000% due 01/15/25 273 284
Arcelik AS

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
310 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.000% due 04/03/23 250 258
Arterra Wines Canada, Inc. 2020
Term Loan
4.250% due 11/25/27 (USD 3 Month
LIBOR  + 3.500%)(Ê) 150 150
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 EUR 652 848
Avison Young (Canada) Inc. Term
Loan
5.192% due 02/01/26 (USD 3 Month
LIBOR  + 5.000%)(Ê) 227 225
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 50 55
Ball Corp.
0.875% due 03/15/24 EUR 750 909
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 190
Series REGS
5.500% due 01/31/23 200 211
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 218
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 EUR 600 728
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 400 440
Canpack SA Eastern Land
3.125% due 11/01/25 (Þ) 348 353
Clarios Global, LP 2021 Term Loan
B
3.363% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 228 226
DHX Media, Ltd. Term Loan
5.000% due 03/04/28 (USD 3 Month
LIBOR  + 4.250%)(Ê) 228 226
Ecopetrol SA
4.125% due 01/16/25 200 213
Electricite de France SA
3.625% due 10/13/25 200 219
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 200 204
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 400 589
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 300 327
Froneri International, Ltd. Term
Loan
2.363% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 234 231
Grab Holdings, Inc. Term Loan B
5.500% due 01/29/26 (USD 6 Month
LIBOR  + 4.500%)(Ê) 136 138
Helios Software Holdings, Inc. 2021
Term Loan B
3.930% due 02/29/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 189 187
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 800 1,087
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IMS Health Holdings, Inc. Term
Loan B1
2.000% due 03/07/24 (USD 3 Month
LIBOR + 2.000%)(Ê) EUR 1,181 1,417
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 300 326
Invictus LLC 1st Lien Term Loan
3.113% due 03/28/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 240 237
ION Trading Finance, Ltd. 2021
Term Loan
0.000% due 03/26/28 (~)(Ê)(v) 230 230
MPT Operating Partnership, LP /
MPT Finance Corp.
2.500% due 03/24/26 GBP 178 249
Natwest Group PLC
2.359% due 05/22/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.150%)(Ê) 240 248
Netflix, Inc.
Series REGS
3.000% due 06/15/25 EUR 600 785
Novolipetsk Steel Funding
Series REGS
4.000% due 09/21/24 250 265
Oaktown Re, Ltd.
Series 2017-1A Class M2
4.168% due 04/25/27 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 40 40
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 500 554
Sberbank of Russia Via SB Capital
SA
Series REGS
5.125% due 10/29/22 200 209
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 250 258
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 EUR 200 242
Starfruit Finco BV 1st Lien Term
Loan B
2.865% due 10/01/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 153 151
Suzano Austria GmbH
Series REGS
5.750% due 07/14/26 200 234
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 200 207
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 259
VEON Holdings BV
Series REGS
4.000% due 04/09/25 250 263
15,452
Loan Agreements - 17.3%

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advanced Integration Technology,
LP 1st Lien Term Loan B1
5.750% due 04/03/23 (USD 1 Month
LIBOR + 4.750%)(Ê) 129 119
AgroFresh , Inc. 2020 Term Loan
7.250% due 12/27/24 (USD 1 Month
LIBOR + 6.250%)(Ê) 70 70
Air Medical Group Holdings, Inc.
1st Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR  + 4.750%)(Ê) 206 206
Air Methods Corp. Term Loan B
4.500% due 04/13/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 141 139
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.613% due 08/15/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 228 228
Alterra Mountain Comp. 2020 Term
Loan B
5.500% due 08/01/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 137 137
Alvogen Group, Inc. Extended Term
Loan
6.250% due 12/31/23 (USD 3 Month
LIBOR  + 5.250%)(Ê) 717 709
Amentum Services, Inc. 2020 Term
Loan B
5.500% due 01/27/27 (USD 3 Month
LIBOR  + 4.750%)(Ê) 105 106
AmWINS Group, Inc. Term Loan B
3.000% due 02/19/28 (USD 1 Month
LIBOR + 2.250%)(Ê) 152 151
AP Gaming I LLC 1st Lien Term
Loan B
4.500% due 02/15/24 (USD 3 Month
LIBOR  + 3.500%)(Ê) 228 226
AppLovin Corp. 1st Lien Term Loan
B
3.363% due 08/15/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 745 742
APRO LLC Term Loan B
5.000% due 11/14/26 (USD 3 Month
LIBOR  + 4.000%)(Ê) 150 150
AQA Acquisition Holding, Inc.
2020 Term Loan
4.750% due 11/20/27 (USD 3 Month
LIBOR  + 4.250%)(Ê) 207 207
Ascena Retail Group, Inc. Term
Loan B
5.250% due 08/21/22 (USD 1 Month
LIBOR + 4.500%)(Ê) 150 25
AssuredPartners , Inc. Term Loan B
3.613% due 02/13/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 208 206
Asurion LLC  2020 Term Loan B8
0.000% due 12/18/26 (~)(Ê)(v) 458 455
athenahealth , Inc. Term Loan
4.453% due 02/11/26 (USD 3 Month
LIBOR  + 4.250%)(Ê) 225 226
Banff Merger Sub, Inc. 2021 Term
Loan
3.863% due 10/02/25 (~)(Ê) 303 302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brand Energy & Infrastructure
Services 1st Lien Term Loan
0.000% due 06/21/24 (~)(Ê)(v) 155 151
Brookfield WEC Holdings, Inc.
2021 Term Loan
3.250% due 08/01/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 229 226
Cambium Learning Group, Inc.
Term Loan
5.250% due 12/18/25 (USD 3 Month
LIBOR  + 4.500%)(Ê) 206 207
Camelot Finance SA Term Loan B
3.113% due 10/31/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 239 237
Canister International Group Inc.
Term Loan B
4.863% due 12/20/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 158 158
Carestream Health, Inc. 2020
Extended 2nd Lien PIK Term
Loan
5.500% due 08/05/23 (USD 3 Month
LIBOR  + 8.000%)(Ê) 1,540 1,436
Castle Holding Corp. Term Loan B
3.953% due 01/31/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 209 204
CCI Buyer, Inc. Term Loan
4.750% due 12/12/27 (USD 3 Month
LIBOR  + 4.000%)(Ê) 138 138
CenturyLink, Inc. Term Loan B
2.363% due 03/15/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 153 151
CIBT Global, Inc., Term Loan
0.000% due 06/01/24 (~)(Ê)(v) 192 155
Citadel Securities LP 2021 Term
Loan B
2.613% due 02/27/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 152 150
City Brewing Co. LLC Term Loan B
0.000% due 03/31/28 (~)(Ê)(v) 147 147
Cloudera, Inc. Term Loan B
3.250% due 12/17/27 (~)(Ê) 166 166
CommerceHub , Inc. 2020 2nd Lien
Term Loan
7.750% due 12/02/28 (~)(Ê) 81 83
CommerceHub , Inc. 2020 Term
Loan B
4.750% due 12/02/27 (~)(Ê) 137 137
Connect Finco Sarl Term Loan B
4.500% due 12/11/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 408 407
CoreLogic , Inc. Term Loan
0.000% due 04/13/28 (~)(Ê)(v) 260 258
Cornerstone OnDemand , Inc. 2021
Term Loan B
3.423% due 04/22/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 69 68
Creative Artists Agency LLC 2019
Term Loan B
3.863% due 11/26/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 219 217
Crown Finance US, Inc. Term Loan
B1

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
312 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.203% due 05/23/24 (USD 3 Month
LIBOR  + 8.250%)(Ê) 65 82
Crown Finance, Inc. 1st Lien Term
Loan B
3.500% due 02/28/25 (USD 6 Month
LIBOR  + 2.500%)(Ê) 374 321
CT Technologies Intermediate
Holdings, Inc. 2020 Term Loan
6.000% due 12/10/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 275 275
Deliver Buyer, Inc. Incremental
Term Loan B
7.250% due 05/01/24 (USD 3 Month
LIBOR  + 6.250%)(Ê) 273 274
Direct ChassisLink , Inc. 2nd Lien
Term Loan
8.438% due 04/10/26 (~)(Ê) 191 193
DuPage Medical Group, Ltd. 2021
Term Loan
0.000% due 03/12/28 (~)(Ê)(v) 152 151
Eagle Broadband Investments LLC
Term Loan
3.750% due 10/08/27 (USD 3 Month
LIBOR  + 3.000%)(Ê) 187 186
EnergySolutions LLC 1st Lien Term
Loan B
4.750% due 05/11/25 (USD 3 Month
LIBOR  + 3.750%)(Ê) 273 271
Ensemble RCM LLC Term Loan
3.936% due 08/01/26 (USD 3 Month
LIBOR  + 3.750%)(Ê) 103 103
Eyecare Partners LLC 2020 Term
Loan
3.863% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 382 377
Focus Financial Partners LLC 2020
Term Loan
0.000% due 07/03/24 (~)(Ê)(v) 153 151
Fort Dearborn Co. 1st Lien Term
Loan
4.991% due 10/19/23 (USD 3 Month
LIBOR  + 4.000%)(Ê) 275 274
Genesee & Wyoming, Inc. New
Term Loan
2.203% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 305 303
Getty Images, Inc. 1st Lien Term
Loan
4.613% due 02/19/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 380 377
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
2.120% due 03/07/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,000 1,947
Graham Packaging Co. Inc.,  2021
Term Loan
3.750% due 08/04/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 111 110
Granite REIT, Inc. 2021 Term Loan
B
3.250% due 03/17/28 (USD 1 Month
LIBOR + 2.750%)(Ê) 144 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Great Outdoors Group LLC 2021
Term Loan B
5.000% due 03/05/28 (USD 6 Month
LIBOR  + 4.250%)(Ê) 212 213
Greeneden US Holdings II LLC
2020 Term Loan B
4.750% due 10/08/27 (USD 1 Month
LIBOR + 4.000%)(Ê) 110 110
Gruden Acquisition, Inc. Term Loan
B
0.000% due 08/18/23 (~)(Ê)(v) 87 85
Gruden Holdings, Inc. 1st Lien
Term Loan
6.500% due 08/18/22 (USD 3 Month
LIBOR  + 5.500%)(Ê) 298 298
GTT Communications, Inc. 1st Lien
Term Loan B
2.953% due 05/31/25 (USD 3 Month
LIBOR  + 2.750%)(Ê) 846 724
Guidehouse LLP 1st Lien Loan
4.113% due 05/01/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 192 192
HGIM Corp. 1st Lien Term Loan
7.000% due 07/02/23 (USD 3 Month
LIBOR  + 6.000%)(Ê) 703 478
IRI Holdings, Inc. 2020 Incremental
Term Loan
5.113% due 12/01/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 306 306
J&J Ventures Gaming LLC Term
Loan
0.000% due 04/07/28 (~)(Ê)(v) 152 151
Jane Street Group LLC 2021 Term
Loan
2.863% due 01/26/28 (USD 1 Month
LIBOR + 2.750%)(Ê) 152 150
Jazz Financing Lux Sarl Term Loan
0.000% due 04/21/28 (~)(Ê)(v) 226 227
LifeScan Global Corp. 1st Lien Term
Loan
6.202% due 10/01/24 (USD 3 Month
LIBOR  + 6.000%)(Ê) 277 272
Limetree Bay Terminals LLC Term
Loan B
0.000% due 02/15/24 (~)(Ê)(v) 40 36
Mavis Tire Express Services Corp.
1st Lien Term Loan
3.363% due 03/20/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 138 138
Mavis Tire Express Services Corp.
2020 Term Loan B
5.000% due 03/20/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 69 69
MH Sub I LLC 1st Lien Term Loan
0.000% due 09/15/24 (~)(Ê)(v) 77 77
MH SUB I LLC 2021 2nd Lien Term
Loan
6.363% due 02/23/29 (USD 1 Month
LIBOR + 6.250%)(Ê) 33 33
Mitchell International, Inc. 1st Lien
Term Loan B
3.363% due 12/01/24 (USD 1 Month
LIBOR + 3.250%)(Ê) 461 454

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan
8.000% due 03/02/29 (USD 3 Month
LIBOR  + 7.250%)(Ê) 49 50
Navistar, Inc. 1st Lien Term Loan B
3.610% due 11/06/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 308 308
New Constellis Borrower LLC 2020
Term Loan
8.500% due 03/27/24 (USD 1 Month
LIBOR + 7.500%)(Ê) 125 123
New Constellis Borrower LLC 2nd
Lien Term Loan
12.000% due 03/27/25 (USD 1 Month
LIBOR + 11.000%)(Ê) 85 74
Perforce Software, Inc. Term Loan B
3.863% due 07/01/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 338 333
Phoenix Guarantor, Inc. 2021 Term
Loan B
0.000% due 03/05/26 (~)(Ê)(v) 145 144
PPD, Inc. Initial Term Loan
2.750% due 01/13/28 (USD 1 Month
LIBOR + 2.250%)(Ê) 138 138
Pre-Paid Legal Services, Inc. 1st
Lien Term Loan
3.363% due 05/01/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 146 145
Pre-Paid Legal Services, Inc. 2020
Incremental Term Loan
4.750% due 05/01/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 69 69
Project Accelerate Parent LLC 1st
Lien Term Loan
5.250% due 01/02/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 157 151
PSC Industrial Outsourcing, LP 1st
Lien Term Loan
4.750% due 10/05/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 151 147
PUG LLC Term Loan
0.000% due 02/13/27 (~)(Ê)(v) 157 152
Quest Software US Holdings, Inc.
1st Lien Term Loan
4.436% due 05/18/25 (USD 3 Month
LIBOR  + 4.250%)(Ê) 233 233
Rackspace Technology, Inc. 2021
Term  Loan
0.000% due 02/02/28 (~)(Ê)(v) 458 454
RealPage , Inc. 1st Lien Term Loan
3.750% due 04/22/28 (~)(Ê) 152 152
Red Ventures LLC 1st Lien Term
Loan B
2.613% due 11/08/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 307 302
Redstone Buyer LLC  2021 2nd
Lien Delayed Draw Term Loan
0.000% due 04/27/29 (~)(Ê)(v) 29 29
Redstone Buyer LLC  2021 Term
Loan
0.000% due 04/27/28 (~)(Ê)(v) 165 164
Redstone Buyer LLC 2021 2nd Lien
Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 4/274/2029 (~)(Ê)(v) 51 50
Redstone Buyer LLC 2021 Delayed
Draw Term Loan
0.000% due 04/27/29 (~)(Ê)(v) 65 64
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.863% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 229 228
Renaissance Holding Corp. 2nd
Lien Term Loan
7.109% due 05/29/26 (USD 1 Month
LIBOR + 7.000%)(Ê) 65 65
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
2.863% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 376 375
Reynolds Group Holdings, Inc.
2020 Term Loan
3.360% due 02/16/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 163 161
Rocket Software, Inc. Term Loan
4.363% due 12/31/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 227 225
S2P Acquisition Borrower, Inc. Term
Loan
4.109% due 08/14/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 165 165
Sedgwick Claims Management
Services, Inc. 1st Lien Term Loan
B
3.363% due 12/31/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 285 281
Sonicwall US Holdings, Inc. 1st
Lien Term Loan
3.682% due 05/16/25 (USD 3 Month
LIBOR  + 3.500%)(Ê) 244 240
SonicWALL US Holdings, Inc. 2nd
Lien Term Loan
7.682% due 05/18/26 (~)(Ê) 81 75
Spectrum Brands Holdings, Inc.
2021Term Loan
2.500% due 03/03/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 138 138
Stats Intermediate Holding LLC
Term Loan
5.448% due 07/10/26 (USD 3 Month
LIBOR  + 5.250%)(Ê) 356 354
Storables , Inc. Term Loan B
3.750% due 02/26/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 103 103
Teneo Holdings LLC Term Loan
0.000% due 07/12/25 (~)(Ê)(v) 150 150
Terrier Media Buyer, Inc. 2021 Term
Loan
0.000% due 12/17/26 (~)(Ê)(v) 472 468
Truck Hero, Inc. 2021 Term Loan B
4.500% due 01/19/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 138 138
Uber Technologies, Inc. 2021 1st
Lien Term Loan B
3.606% due 04/04/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 207 206

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
314 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Airlines, Inc. 2021 Term
Loan B
0.000% due 04/21/28 (~)(Ê)(v) 130 131
United Natural Foods, Inc. Term
Loan
0.000% due 10/22/25 (USD 1 Month
LIBOR + 3.500%)(Ê)(v) 713 712
UPC Broadband Holding BV 2020
Term Loan B1
3.607% due 01/31/29 (USD 1 Month
LIBOR + 3.500%)(Ê) 515 510
UPC Broadband Holding BV 2020
Term Loan B2
3.607% due 01/31/29 (USD 1 Month
LIBOR + 3.500%)(Ê) 194 192
Upstream Newco , Inc. Term Loan
4.613% due 10/24/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 119 119
VeriFone Systems, Inc. 1st Lien
Term Loan
0.000% due 08/20/25 (~)(Ê)(v) 238 233
Vertical US Newco , Inc. Term Loan
B
4.478% due 07/01/27 (~)(Ê) 178 178
Western Digital Corp. 1st Lien Term
Loan B4
1.860% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 573 572
Whatabrands LLC 2020 Term Loan
B
2.866% due 08/03/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 152 151
White Cap Buyer LLC Term Loan B
4.500% due 10/19/27 (USD 3 Month
LIBOR  + 4.000%)(Ê) 138 138
William Morris Endeavor
Entertainment LLC 1st Lien Term
Loan B
2.897% due 08/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 473 462
William Morris Endeavor
Entertainment LLC Term Loan B2
9.500% due 05/18/25 (USD 3 Month
LIBOR  + 8.500%)(Ê) 195 208
Women's Care Holdings, Inc. 2nd
Lien Term Loan
9.000% due 01/15/29 (USD 3 Month
LIBOR  + 8.250%)(Ê) 97 97
Women's Care Holdings, Inc. 2nd
LienTerm Loan
5.250% due 01/15/28 (USD 3 Month
LIBOR  + 4.500%)(Ê) 72 71
WP CityMD Bidco LLC 2021 Term
Loan B
4.500% due 08/13/26 (USD 3 Month
LIBOR  + 3.750%)(Ê) 226 226
WW International, Inc. 2021 Term
Loan B
0.000% due 04/01/28 (~)(Ê)(v) 156 156
Zayo Group Holdings, Inc. Term
Loan
0.000% due 03/09/27 (~)(Ê)(v) 734 725
30,186
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mortgage-Backed Securities - 52.8%
1Sharpe Mortgage Trust
Series 2020-1
3.149% due 07/25/24 (USD 3 Month
LIBOR + 2.900%)(Ê)(Š)(Þ) 136 136
Alternative Loan Trust
Series 2005-27 Class 1A1
2.161% due 08/25/35 (~)(Ê) 209 178
Series 2006-OA10 Class 3A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 340 303
Banc of America Commercial
Mortgage Trust
Series 2008-1 Class AJ
6.786% due 02/10/51 (~)(Ê) 11 11
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.753% due 10/25/35 (~)(Ê) 155 147
Series 2006-6 Class 1A1
0.488% due 11/25/36 (USD 1 Month
LIBOR + 0.320%)(Ê) 416 390
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T28 Class D
5.718% due 09/11/42 (~)(Ê)(Þ) 135 43
Commercial Mortgage Trust
Series 2012-CR3 Class E
4.909% due 10/15/45 (~)(Ê)(Þ) 202 77
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454 275
Series 2013-LC6 Class E
3.500% due 01/10/46 (Þ) 164 111
Series 2014-CR14 Class D
4.768% due 02/10/47 (~)(Ê)(Þ) 297 282
Series 2014-CR19 Class D
4.888% due 08/10/47 (~)(Ê)(Þ) 355 349
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
5.910% due 09/15/39 (~)(Ê)(Þ) 9 9
CSAIL Commercial Mortgage Trust
Series 2018-C14 Class D
4.891% due 11/15/51 (~)(Ê)(Þ) 245 252
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 264 263
Fannie Mae
4.500% due 2049 21 23
5.000% due 2049 60 66
30 Year TBA(Ï)
2.000% 43,000 43,428
2.500% 10,000 10,362
3.000% 15,000 15,712
4.000% 1,000 1,074
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C01 Class 1B
11.918% due 08/25/28 (USD 1 Month
LIBOR + 11.750%)(Ê) 288 351
Series 2016-C02 Class 1B
12.418% due 09/25/28 (USD 1 Month
LIBOR + 12.250%)(Ê) 606 753

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C04 Class 1B
10.418% due 01/25/29 (USD 1 Month
LIBOR + 10.250%)(Ê) 149 174
Series 2016-C05 Class 2B
10.859% due 01/25/29 40 47
Series 2016-C06 Class 1B
9.418% due 04/25/29 (USD 1 Month
LIBOR + 9.250%)(Ê) 149 167
Series 2017-C03 Class 1B1
5.018% due 10/25/29 (USD 1 Month
LIBOR + 4.850%)(Ê) 90 97
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 334 71
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 126 4
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 341 64
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 179 35
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 366 16
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 229 48
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 807 171
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 2,452 85
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 345 14
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 293 12
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 746 152
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 201 21
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 844 97
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 323 3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 411 33
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 261 11
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 172 15
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 414 38
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 724 138
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 646 94
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,114 168
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 798 43
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,185 233
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 961 153
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 306 13
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 381 47
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1 Month
LIBOR + 5.950%)(Ê) 496 95
Series 2012-3988 Class NS
Interest Only STRIP
6.290% due 01/15/42 (-1 x USD 1
Month LIBOR + 6.475%)(Ê) 1,102 229
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 415 38
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 637 73
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,219 77

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
316 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 604 104
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 314 22
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 388 49
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 90 —
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 285 11
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 444 17
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 181 13
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 273 25
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 497 49
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 293 27
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 1,708 140
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 151 1
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 459 38
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 27 —
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 360 29
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 488 88
Freddie Mac Structured Agency
Credit Risk Debt Notes
Series 2014-DN1 Class M3
4.681% due 02/25/24 (USD 1 Month
LIBOR + 4.500%)(Ê) 264 266
Series 2015-DNA1 Class B
9.368% due 10/25/27 (USD 1 Month
LIBOR + 9.200%)(Ê) 247 286
Series 2018-HQA2 Class B2
11.168% due 10/25/48 (USD 1 Month
LIBOR + 11.000%)(Ê)(Þ) 239 278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-DNA1 Class B2
10.918% due 01/25/49 (USD 1 Month
LIBOR + 10.750%)(Ê)(Þ) 76 86
Series 2019-HQA2 Class B2
11.418% due 04/25/49 (USD 1 Month
LIBOR + 11.250%)(Ê)(Þ) 100 114
Genworth Mortgage Insurance Corp.
Series 2020-1 Class B1
7.897% due 10/25/30 (USD 1 Month
LIBOR + 7.750%)(Ê)(Þ) 150 153
Ginnie Mae II
3.500% due 2049 303 327
5.000% due 2049 146 163
5.500% due 2049 27 30
5.000% due 2050 33 38
30 Year TBA(Ï)
4.000% 2,000 2,139
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 66 11
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 735 127
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 282 47
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 487 26
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 614 111
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (-1 x USD 1
Month LIBOR + 6.690%)(Ê) 567 130
Series 2011-151 Class SC
Interest Only STRIP
6.555% due 07/16/40 (USD 1 Month
LIBOR + 6.750%)(Ê) 203 13
Series 2011-168
Interest Only STRIP
5.500% due 10/16/37 11 —
Series 2011-H16 Class FI
Interest Only STRIP
0.998% due 07/20/61 (~)(Ê) 1,075 34
Series 2012-129
Interest Only STRIP
4.500% due 11/16/42 287 48
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 3,625 106
Series 2012-H11 Class FI
Interest Only STRIP
1.192% due 02/20/62 (~)(Ê) 4,605 146
Series 2012-H29 Class CI
Interest Only STRIP
1.388% due 02/20/62 (~)(Ê) 3,029 104

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 565 23
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 190 34
Series 2013-99 Class AS
Interest Only STRIP
5.860% due 06/20/43 (USD 1 Month
LIBOR + 6.050%)(Ê) 197 42
Series 2013-184 Class SK
Interest Only STRIP
5.860% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,230 263
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 1,637 49
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 2,677 88
Series 2014-27 Class S
Interest Only STRIP
5.910% due 02/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,261 255
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 302 18
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,112 215
Series 2014-60 Class SE
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 284 55
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 740 18
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 229 28
Series 2014-H06 Class BI
Interest Only STRIP
1.438% due 02/20/64 (~)(Ê) 1,742 70
Series 2014-H06 Class TR
Interest Only STRIP
1.391% due 03/20/64 (~)(Ê) 1,800 71
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 1,735 57
Series 2014-H11 Class GI
Interest Only STRIP
1.444% due 06/20/64 (~)(Ê) 2,110 119
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 2,190 87
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 2,378 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 408 60
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 651 33
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 376 46
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 370 63
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 350 7
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 208 35
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 480 56
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 605 51
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 306 46
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 923 59
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,212 137
Series 2015-H08 Class BI
Interest Only STRIP
2.438% due 03/20/65 (~)(Ê) 798 48
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 304 18
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 831 57
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 591 46
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 332 18
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 900 29
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 739 45
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 429 29
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 693 93

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
318 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 255 28
Series 2016-49
Interest Only STRIP
4.500% due 11/16/45 315 53
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 395 82
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 266 36
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 94 6
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 230 35
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 158 2
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,148 81
Series 2016-H20 Class BI
Interest Only STRIP
1.596% due 09/20/66 (~)(Ê) 1,884 106
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 258 17
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 360 8
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 438 47
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 709 119
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,073 182
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 417 78
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 281 43
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 652 116
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 396 32
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 1,629 160
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 1,440 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 1,158 156
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 1,288 75
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 919 137
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 199 14
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 153 17
GS Mortgage Securities Trust
Series 2012-GC6 Class C
5.839% due 01/10/45 (~)(Ê)(Þ) 271 270
Series 2013-GC13 Class D
4.220% due 07/10/46 (~)(Ê)(Þ) 513 341
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C12 Class E
4.236% due 07/15/45 (~)(Ê)(Þ) 275 209
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
0.368% due 06/25/37 (USD 1 Month
LIBOR + 0.200%)(Ê) 154 80
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB20 Class E
6.375% due 02/12/51 (~)(Ê)(Þ) 901 139
Series 2013-LC11 Class B
3.499% due 04/15/46 226 226
Series 2013-LC11 Class D
4.306% due 04/15/46 (~)(Ê) 400 298
ML-CFC Commercial Mortgage
Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 27 27
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class G
4.500% due 11/15/45 (~)(Ê)(Þ) 387 243
Series 2013-C10 Class E
4.218% due 07/15/46 (~)(Ê)(Þ) 276 108
Series 2013-C10 Class F
4.218% due 07/15/46 (~)(Ê)(Þ) 885 283
Series 2013-C11 Class E
4.498% due 08/15/46 (~)(Ê)(Þ) 272 24
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 384 139
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 145 96
Series 2016-BNK2 Class D
3.000% due 11/15/49 (~)(Ê)(Þ) 215 176
Series 2019-L3 Class E
2.500% due 11/15/52 (~)(Ê)(Þ) 270 217
Radnor RE, Ltd.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-2 Class B1
7.746% due 10/25/30 (USD 1 Month
LIBOR + 7.600%)(Ê)(Þ) 323 329
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 831 304
Series 2018-C10 Class D
3.000% due 05/15/51 (~)(Ê)(Þ) 326 278
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
5.046% due 05/10/63 (~)(Ê)(Þ) 155 39
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221 23
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 258 183
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
0.968% due 01/25/45 (USD 1 Month
LIBOR + 0.800%)(Ê) 29 28
Wells Fargo Commercial Mortgage
Trust
Series 2013-LC12 Class D
4.411% due 07/15/46 (~)(Ê)(Þ) 492 263
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381 84
Series 2016-BNK1 Class C
3.071% due 08/15/49 (~)(Ê) 320 306
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Ê)(Þ) 998 396
Series 2012-C7 Class D
4.966% due 06/15/45 (~)(Ê)(Þ) 140 36
Series 2012-C7 Class E
4.966% due 06/15/45 (~)(Ê)(Þ) 550 114
92,352
Non-US Bonds - 7.7%
ADLER Group SA
1.875% due 01/14/26 EUR 500 592
Altice Financing SA
Series REGS
2.250% due 01/15/25 EUR 463 545
Banco BPM SpA
1.525% due 02/18/25 EUR 250 303
Bank of Ireland Group
1.000% due 11/25/25 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 1.250%)(Ê) EUR 100 124
Commerzbank AG
1.750% due 01/22/25 GBP 200 279
Deutsche Lufthansa AG
3.000% due 05/29/26 EUR 100 120
EDP Finance BV
1.125% due 02/12/24 EUR 100 124
Eurofins Scientific SE
2.125% due 07/25/24 EUR 400 508
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 588
Gazprom PJSC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 04/15/25 EUR 100 127
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 639 772
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 400 490
International Consolidated Airlines
0.500% due 07/04/23 EUR 300 348
Kleopatra Finco SARL
4.250% due 03/01/26 (Þ) EUR 100 118
Lagarder SCA Bond Issuance
2.125% due 10/16/26 EUR 100 118
Loxam SAS
3.250% due 01/14/25 EUR 200 239
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 350 427
Mexichem SAB de CV
4.875% due 09/19/22 250 263
Nexans SA
3.750% due 08/08/23 EUR 200 256
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 200 318
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 268
Petroleos Mexicanos
3.750% due 02/21/24 EUR 400 490
Phoenix Group Holdings PLC
4.125% due 07/20/22 GBP 200 287
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 290 335
Renault SA
1.000% due 03/08/23 EUR 200 241
Rexel SA
2.125% due 06/15/25 EUR 520 632
Rothesay Life PLC
8.000% due 10/30/25 GBP 150 261
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 915
SoftBank Group Corp.
3.125% due 09/19/25 EUR 250 313
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 218
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26 GBP 120 168
Thyssenkrupp AG
2.875% due 02/22/24 EUR 500 613
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 EUR 286 279
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 300 367
Unione di Banche Italiane SpA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
320 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 04/21/25 EUR 400 500
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 100 128
Volvo Car AB
2.125% due 04/02/24 EUR 500 625
Wizz Air Finance Co. BV
1.350% due 01/19/24 EUR 180 221
13,520
United States Government Treasuries - 11.9%
United States Treasury Notes
0.250% due 08/31/25 9,500 9,319
1.125% due 02/15/31 12,100 11,555
20,874
Total Long-Term Investments
(cost $186,744) 186,120
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 35
Jason, Inc.(Æ) 5,687 57
92
Total Common Stocks
(cost $75) 92
Options Purchased - 0.1%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase May 2021 104.45
Call (1) USD 6,000 (ÿ) 17
JPMorgan Chase Jun 2021 103.25
Call (1) USD 5,000 (ÿ) 28
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 0.962%/USD 3 Month
LIBOR, USD 7,552, 05/28/26)
Citigroup May 2021 0.00 Call (1) 7,552 (ÿ) 20
(Citigroup, USD 1.583%/USD 3 Month
LIBOR, USD 3,322, 05/21/31)
Citigroup May 2021 0.00 Call (1) 3,322 (ÿ) 11
(Citigroup, USD 1.717%/USD 3 Month
LIBOR, USD 973, 05/14/31)
Citigroup May 2021 0.00 Call (1) 973 (ÿ) 9
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 973, 07/15/31)
Citigroup Jul 2021 0.00 Call (1) 973 (ÿ) —
(Goldman Sachs, USD 1.750%/USD 3
Month LIBOR, USD 973, 05/10/31)
Goldman Sachs May 2021 0.00 Call
(1) 973 (ÿ) 11
(Citigroup, USD 3 Month LIBOR/USD
0.962%, USD 7,552, 05/28/26)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup May 2021 0.00 Put (1) 7,552 (ÿ) 24
(Citigroup, USD 3 Month LIBOR/USD
1.583%, USD 3,322, 05/21/31)
Citigroup May 2021 0.00 Put (1) 3,322 (ÿ) 29
(Citigroup, USD 3 Month LIBOR/USD
1.717%, USD 973, 05/14/31)
Citigroup May 2021 0.00 Put (1) 973 (ÿ) 2
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.750%, USD 973, 05/10/31)
Goldman Sachs May 2021 0.00 Put
(1) 973 (ÿ) —
Total Options Purchased
(cost $177) 151
Short-Term Investments - 12.4%
GTT Communications, Inc. 2020
Delayed Draw Term Loan
6.000% due 12/31/21 (USD 1 Month
LIBOR + 5.000%)(Ê) 529 538
GTT Communications, Inc. 2020 Term
Loan
6.000% due 12/31/21 (USD 1 Month
LIBOR + 5.000%)(Ê) 462 470
Outerstuff LLC Term Loan
6.000% due 07/28/21 (USD 3 Month
LIBOR  + 5.000%)(Ê)(Ø)(Æ) 278 180
U.S. Cash Management Fund(@) 13,925,703 (∞) 13,924
United States Cash Management Bills
Series WI
0.018% due 07/13/21 (ž) 79 79
0.008% due 07/20/21 (ž) 258 258
0.020% due 07/27/21 (ž) 24 24
United States Treasury Bills
0.003% due 05/13/21 (ç)(ž) 757 757
0.041% due 06/03/21 (ç)(ž) 2,382 2,382
0.050% due 06/17/21 (ç)(ž) 2,500 2,500
Series WI
0.045% due 07/06/21 (ž) 520 520
0.008% due 08/03/21 (ž) 55 55
Total Short-Term Investments
(cost $21,560) 21,687
Total Investments - 118.8%
(identified cost $208,556) 208,050
Securities Sold Short - (36.7)%
Long-Term Investments - (36.7)%
Mortgage-Backed Securities - (36.7)%
Fannie Mae
30 Year TBA(Ï)
2.000% (43,000) (43,427)
2.500% (5,000) (5,186)
3.000% (15,000) (15,712)
(64,325)
Total Securities Sold Short
(proceeds $64,040) (64,325)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 17.9%
31,347
Net Assets - 100.0%
175,072

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
322 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.8%
1Sharpe Mortgage Trust 07/31/20 136,000 100.00 136
136
American Airlines Group, Inc. 03/10/21 75,000 100.00 75
80
American Airlines Group, Inc. 03/10/21 76,000 100.00 76
80
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 103.83 208
210
Avolon Holdings Funding, Ltd. 11/18/19 50,000 106.30 53
55
Banco BTG Pactual SA 01/06/21 200,000 99.45 199
190
Barry Callebaut Services NV 04/24/20 200,000 104.86 210
218
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.20 135
43
Canpack SA Eastern Land 10/15/20 348,000 100.00 348
353
Commercial Mortgage Trust 03/10/17 454,000 77.38 351
275
Commercial Mortgage Trust 06/22/17 202,000 81.57 165
77
Commercial Mortgage Trust 01/24/20 355,000 75.43 268
349
Commercial Mortgage Trust 02/27/20 164,000 92.80 152
111
Commercial Mortgage Trust 08/26/20 297,000 88.21 262
282
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.74 9
9
CSAIL Commercial Mortgage Trust 07/23/20 245,000 87.65 215
252
DBUBS Mortgage Trust 04/23/20 264,000 85.82 227
263
EQM Midstream Partners, LP 01/05/21 250,000 108.41 271
273
First Quantum Minerals, Ltd. 11/18/19 200,000 100.67 201
204
Fortescue Metals Group, Ltd. 01/29/20 300,000 104.52 314
327
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 125.80 301
278
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.22 97
86
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 138.34 138
114
Genworth Mortgage Insurance Corp. 10/15/20 150,000 100.00 150
153
GS Mortgage Securities Trust 05/19/20 513,000 67.42 346
341
GS Mortgage Securities Trust 08/13/20 271,000 90.68 246
270
Hanesbrands, Inc. 04/24/20 550,000 101.13 556
579
Intesa Sanpaolo SpA 04/27/20 300,000 98.68 296
326
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 91.25 251
209
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.33 904
139
Kleopatra Finco SARL 02/04/21 EUR 100,000 119.67 120
118
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 1,161,000 83.81 959
391
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 51.19 139
24
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.34 361
243
Morgan Stanley Capital I Trust 08/21/17 384,000 88.10 338
139
Morgan Stanley Capital I Trust 05/08/18 145,000 86.18 125
96
Morgan Stanley Capital I Trust 09/09/20 215,000 75.19 162
176
Morgan Stanley Capital I Trust 09/15/20 270,000 73.56 199
217
Mylan, Inc. 11/18/19 330,000 100.74 332
343
Netflix, Inc. 06/11/20 300,000 102.19 307
323
NRG Energy, Inc. 11/17/20 160,000 99.95 160
161
Oaktown Re, Ltd. 07/10/18 39,758 102.61 41
40
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.83 255
267
Radnor RE, Ltd. 09/29/20 323,000 100.00 323
329
SCIH Salt Holdings, Inc. 04/16/21 10,000 100.00 10
10
Sealed Air Corp. 05/13/20 550,000 105.61 581
598
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 816
915
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.56 290
275
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
224
TerraForm Power Operating LLC 05/20/20 500,000 101.49 507
513
UBS Commercial Mortgage Trust 08/01/18 831,000 50.78 422
304
UBS Commercial Mortgage Trust 08/25/20 326,000 75.31 246
278
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.54 147
39
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.72 156
23
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.82 250
183
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.95 438
263
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.50 318
84
WFRBS Commercial Mortgage Trust 03/10/17 998,000 82.21 820
396
WFRBS Commercial Mortgage Trust 05/05/17 690,000 90.89 600
150
WW International, Inc. 04/01/21 100,000 100.00 100
99

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Zais CLO 11, Ltd. 11/16/18 250,000 97.42 244 203
13,706
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 87 AUD 12,127 06/21
46
Canadian 10 Year Government Bond Futures 31 CAD 4,320 06/21
(1)
Japanese 10 Year Government Bond Futures 5 JPY 756,700 06/21 20
Short Positions
Euro-Bund Futures 41 EUR 6,970 06/21
73
Long Gilt Futures 52 GBP 6,639 06/21 82
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 220
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 103.25 USD 5,000 06/07/21 (16)
Fannie Mae Bonds JPMorgan Chase Put 1 104.45 USD 6,000 05/06/21 (1)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 973, 07/15/31 Citigroup Put 1 0.00 973 07/13/21 (27)
Total Liability for Options Written (premiums received $28) (44)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Barclays USD 661 EUR 550 06/16/21 —
Barclays GBP 700 USD 969 06/16/21 2
Lloyds USD 181 EUR 150 05/03/21 (1)
Lloyds USD 46,021 EUR 38,500 06/16/21 307
Lloyds USD 7,015 GBP 5,100 06/16/21 29
Lloyds EUR 150 USD 181 06/16/21 1
Northern Trust USD 2,159 EUR 1,800 06/16/21 7
Royal Bank of Canada USD 3,557 EUR 3,000 06/16/21 53
Royal Bank of Canada USD 1,257 GBP 900 06/16/21 (14)
Royal Bank of Canada EUR 250 USD 298 06/16/21 (3)
Royal Bank of Canada EUR 600 USD 711 06/16/21 (11)
Royal Bank of Canada EUR 29,000 USD 34,624 06/16/21 (270)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
324 Unconstrained Total Return Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada GBP 7,500 USD 10,408 06/16/21 49
State Street EUR 29,000 USD 34,612 06/16/21 (284)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (135)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 1,336 1 Month LIBOR
(1)
01/12/45 — (3) (3)
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 1,336 1 Month LIBOR
(1)
01/12/45 — 3 3
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 38,249 0.290%
(3)
Three Month LIBOR
(2)
04/09/23
— 17 17
Barclays USD 4,189 0.279%
(3)
Three Month LIBOR
(2)
04/12/23
— 1 1
Barclays USD 40,823 0.278%
(3)
Three Month LIBOR
(2)
04/15/23
— 7 7
Barclays USD 31,265 0.275%
(3)
Three Month LIBOR
(2)
04/19/23
— 3 3
Barclays USD 4,686 Three Month LIBOR
(2)
0.271%
(3)
04/27/23
— — —
Barclays USD 121,087 Three Month LIBOR
(2)
0.300%
(3)
06/16/23
4 (11) (7)
Barclays USD 3,237 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (54) (54)
Barclays USD 2,019 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (39) (39)
Barclays USD 1,437 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (31) (31)
Barclays USD 1,837 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 37 37
Barclays USD 1,942 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 32 32
Barclays USD 1,942 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 29 29
Barclays USD 1,985 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (37) (37)
Barclays USD 1,869 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— 26 26
Barclays USD 393 Three Month LIBOR
(2)
0.584%
(3)
02/10/26
— 5 5
Barclays USD 1,946 Three Month LIBOR
(2)
0.600%
(3)
03/09/26
— 28 28
Barclays USD 2,775 1.024%
(3)
Three Month LIBOR
(2)
04/08/26
— 14 14
Barclays USD 2,775 1.016%
(3)
Three Month LIBOR
(2)
04/08/26
— 13 13
Barclays USD 1,946 Three Month LIBOR
(2)
1.045%
(3)
04/15/26
— (11) (11)
Barclays USD 5,158 Three Month LIBOR
(2)
0.966%
(3)
04/27/26
— (6) (6)
Barclays USD 5,158 0.891%
(3)
Three Month LIBOR
(2)
05/04/26
— (15) (15)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 325
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 23,103 Three Month LIBOR
(2)
0.950%
(3)
06/16/26
120 (72) 48
Barclays USD 932 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (74) (74)
Barclays USD 6,473 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (574) (574)
Barclays USD 6,473 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 582 582
Barclays USD 6,042 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 452 452
Barclays USD 6,473 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 489 489
Barclays USD 2,189 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (130) (130)
Barclays USD 322 Three Month LIBOR
(2)
1.212%
(3)
02/16/31
— 11 11
Barclays USD 973 Three Month LIBOR
(2)
1.525%
(3)
03/15/31
— 7 7
Barclays USD 866 Three Month LIBOR
(2)
1.743%
(3)
04/07/31
— (10) (10)
Barclays USD 2,782 Three Month LIBOR
(2)
1.705%
(3)
04/09/31
— (23) (23)
Barclays USD 17,468 1.660%
(3)
Three Month LIBOR
(2)
04/12/31
— 68 68
Barclays USD 1,801 1.698%
(3)
Three Month LIBOR
(2)
04/14/31
— 13 13
Barclays USD 362 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— 15 15
Barclays USD 973 1.465%
(3)
Three Month LIBOR
(2)
04/15/31
— (14) (14)
Barclays USD 27,229 1.632%
(3)
Three Month LIBOR
(2)
04/15/31
— 31 31
Barclays USD 1,001 Three Month LIBOR
(2)
1.587%
(3)
04/19/31
— 3 3
Barclays USD 1,874 Three Month LIBOR
(2)
1.534%
(3)
04/19/31
— 16 16
Barclays USD 3,985 Three Month LIBOR
(2)
1.589%
(3)
04/19/31
— 13 13
Barclays USD 973 Three Month LIBOR
(2)
1.702%
(3)
04/21/31
— (7) (7)
Barclays USD 3,322 1.736%
(3)
Three Month LIBOR
(2)
04/21/31
— 35 35
Barclays USD 942 Three Month LIBOR
(2)
1.536%
(3)
04/27/31
— 8 8
Barclays USD 439 Three Month LIBOR
(2)
1.568%
(3)
04/28/31
— 3 3
Barclays USD 972 Three Month LIBOR
(2)
1.567%
(3)
04/29/31
— 6 6
Barclays USD 1,039 1.627%
(3)
Three Month LIBOR
(2)
04/30/31
— — —
Barclays USD 627 1.667%
(3)
Three Month LIBOR
(2)
05/04/31
— 2 2
Barclays USD 3,776 1.591%
(3)
Three Month LIBOR
(2)
05/05/31
— (15) (15)
Barclays USD 21,740 Three Month LIBOR
(2)
1.650%
(3)
06/16/31
271 (251) 20
Barclays USD 350 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 17 17
Barclays USD 987 Three Month LIBOR
(2)
2.060%
(3)
04/16/51
— (3) (3)
Barclays USD 124 1.977%
(3)
Three Month LIBOR
(2)
04/20/51
— (2) (2)
Barclays USD 635 Three Month LIBOR
(2)
1.995%
(3)
04/23/51
— 8 8
Barclays USD 276 1.961%
(3)
Three Month LIBOR
(2)
04/27/51
— (6) (6)
Barclays USD 1,736 Three Month LIBOR
(2)
2.000%
(3)
06/16/51 76 (52) 24
Total Open Interest Rate Swap Contracts (å) 471 554 1,025

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
326 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. (The) Goldman Sachs
Sell
0.798% USD 600 5.000%
(2)
06/20/26
143 (13) 130
AK Steel Corp. JPMorgan Chase
Sell
0.616% USD 175 5.000%
(2)
06/20/25
2 30 32
Ally Financial, Inc. JPMorgan Chase
Sell
0.946% USD 700 5.000%
(2)
06/20/26
176 (31) 145
Altice France SA Goldman Sachs
Sell
3.648% EUR 600 5.000%
(2)
06/20/26
62 (12) 50
Anglo American Capital
PLC JPMorgan Chase
Sell
1.063% EUR 300 5.000%
(2)
06/20/26
81 (6) 75
Apache Corp. JPMorgan Chase
Sell
2.494% USD 350 1.000%
(2)
06/20/26
(36) 11 (25)
ArcelorMittal SA JPMorgan Chase
Sell
1.404% EUR 450 5.000%
(2)
06/20/26
125 (24) 101
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
1.624% EUR 330 5.000%
(2)
06/20/25
67 (10) 57
Banco Santander, S.A. Barclays
Sell
1.074% EUR 150 1.000%
(2)
06/20/26
(4) 4 —
Barclays JPMorgan Chase
Sell
1.015% EUR 400 1.000%
(2)
06/20/26
(5) 5 —
Calpine Corp. Goldman Sachs
Sell
3.186% USD 400 5.000%
(2)
06/20/26
72 (36) 36
Cellnex Telecom SA JPMorgan Chase
Sell
1.332% EUR 400 5.000%
(2)
06/20/26
95 (3) 92
CenturyLink, Inc. Goldman Sachs
Sell
2.776% USD 350 1.000%
(2)
06/20/26
(38) 9 (29)
Cleveland-Cliffs, Inc. JPMorgan Chase
Sell
2.038% USD 175 5.000%
(2)
06/20/25
1 21 22
CNH Industrial N.V. Goldman Sachs
Sell
1.069% EUR 300 5.000%
(2)
06/20/26
90 (12) 78
Credit Suisse Group AG JPMorgan Chase
Sell
0.568% EUR 250 1.000%
(2)
06/20/26
(1) 8 7
Crown European Holdings
SA JPMorgan Chase
Sell
1.477% EUR 800 1.000%
(2)
06/20/26
(21) (1) (22)
Dell, Inc. Goldman Sachs
Sell
0.898% USD 800 1.000%
(2)
06/20/26
(18) 23 5
Devon Energy Corp. JPMorgan Chase
Sell
1.074% USD 450 1.000%
(2)
06/20/26
(8) 7 (1)
Elis SA Goldman Sachs
Sell
1.692% EUR 400 5.000%
(2)
06/20/26
68 15 83
Enbridge, Inc. JPMorgan Chase
Sell
0.706% USD 100 1.000%
(2)
06/20/26
2 — 2
Faurecia SE JPMorgan Chase
Sell
1.841% EUR 150 5.000%
(2)
06/20/26
27 2 29
General Electric Co. JPMorgan Chase
Sell
0.772% USD 200 1.000%
(2)
06/20/26
— 3 3
General Motors Co. JPMorgan Chase
Sell
1.039% USD 550 5.000%
(2)
06/20/26
131 (20) 111
HeidelbergCement AG Goldman Sachs
Sell
0.817% EUR 150 5.000%
(2)
06/20/26
53 (13) 40
Hess Corp. Goldman Sachs
Sell
1.172% USD 700 1.000%
(2)
06/20/26
(11) 6 (5)
J Sainsbury PLC Goldman Sachs
Sell
0.612% EUR 650 1.000%
(2)
06/20/26
12 5 17
Jaguar Land Rover
Automotive PLC JPMorgan Chase
Sell
1.299% EUR 300 5.000%
(2)
12/20/21
15 (4) 11
KB Home JPMorgan Chase
Sell
1.628% USD 500 5.000%
(2)
06/20/26
85 — 85
Kinder Morgan, Inc. Barclays
Sell
0.708% USD 150 1.000%
(2)
06/20/26
3 (1) 2
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.726% USD 155 1.000%
(2)
06/20/26
(1) 3 2
Kraft Heinz Foods Co Goldman Sachs
Sell
0.726% USD 636 1.000%
(2)
06/20/26
(2) 11 9
L Brands, Inc. Barclays
Sell
1.292% USD 550 1.000%
(2)
12/20/25
(155) 148 (7)
Lennar Corp. Goldman Sachs
Sell
0.843% USD 465 5.000%
(2)
06/20/26
120 (21) 99
Lennar Corp. JPMorgan Chase
Sell
0.843% USD 635 5.000%
(2)
06/20/26
133 2 135
Marathon Oil Corp. Goldman Sachs
Sell
1.452% USD 300 1.000%
(2)
12/20/25
(32) 26 (6)
Marks & Spencer PLC Goldman Sachs
Sell
1.944% EUR 200 1.000%
(2)
06/20/26
(16) 5 (11)
Marks & Spencer PLC JPMorgan Chase
Sell
1.944% EUR 300 1.000%
(2)
06/20/26
(25) 9 (16)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 327
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Navient Corp. Barclays
Sell
3.650% USD 275 5.000%
(2)
06/20/26
14 4 18
Nokia OYJ Goldman Sachs
Sell
1.060% EUR 350 5.000%
(2)
06/20/26
93 (6) 87
NRG Energy, Inc. JPMorgan Chase
Sell
1.850% USD 350 5.000%
(2)
06/20/26
69 (14) 55
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.630% USD 400 1.000%
(2)
06/20/26
(52) 22 (30)
OI European Group B.V. JPMorgan Chase
Sell
2.369% EUR 275 5.000%
(2)
06/20/26
42 3 45
PulteGroup, Inc. Goldman Sachs
Sell
0.822% USD 300 5.000%
(2)
06/20/26
62 2 64
Smurfit Kappa Acquisitions
ULC JPMorgan Chase
Sell
0.705% EUR 425 5.000%
(2)
06/20/26
121 (5) 116
Stellantis NV Goldman Sachs
Sell
1.241% EUR 150 5.000%
(2)
06/20/26
35 — 35
Stellantis NV Goldman Sachs
Sell
1.241% EUR 600 5.000%
(2)
06/20/26
153 (12) 141
Telecom Italia SpA JPMorgan Chase
Sell
1.719% EUR 800 1.000%
(2)
06/20/26
(50) 17 (33)
Tesco PLC Goldman Sachs
Sell
0.685% EUR 850 1.000%
(2)
06/20/26
14 4 18
Thyssenkrupp Ag Barclays
Sell
2.310% EUR 150 1.000%
(2)
06/20/25
(20) 11 (9)
T-Mobile Goldman Sachs
Sell
1.041% USD 350 5.000%
(2)
12/20/25
68 (4) 64
Toll Brothers Finance
Corp. JPMorgan Chase
Sell
0.988% USD 800 1.000%
(2)
06/20/26
(10) 11 1
UPC Holding BV JPMorgan Chase
Sell
2.451% EUR 450 5.000%
(2)
06/20/26
66 5 71
Valeo SA Goldman Sachs
Sell
1.407% EUR 150 1.000%
(2)
06/20/26
(5) 2 (3)
Virgin Media Finance PLC JPMorgan Chase
Sell
2.656% EUR 520 5.000%
(2)
06/20/26
83 (8) 75
Ziggo Bond Finance B.V. Goldman Sachs
Sell
2.480% EUR 350 5.000%
(2)
06/20/26
60 (6) 54
Total Open Corporate Issues Contracts 1,933 172 2,105
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
16 28 44
CMBX NA Index Barclays
Sell
USD 33 3.000%
(2)
12/16/72
(7) 5 (2)
CMBX NA Index Barclays
Sell
USD 74 3.000%
(2)
12/16/72
(15) 10 (5)
CMBX NA Index Barclays
Sell
USD 145 3.000%
(2)
12/16/72
(29) 20 (9)
CMBX NA Index Barclays
Purchase
USD 38 (3.000%)
(2)
08/17/61
8 (6) 2
CMBX NA Index Citigroup
Sell
USD 75 2.000%
(2)
05/11/63
(13) 7 (6)
CMBX NA Index Citigroup
Sell
USD 18 2.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 50 2.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Citigroup
Purchase
USD 54 (3.000%)
(2)
09/17/58
13 (8) 5
CMBX NA Index Citigroup
Sell
USD 117 5.000%
(2)
11/18/54
(65) 50 (15)
CMBX NA Index Citigroup
Purchase
USD 3 (3.000%)
(2)
01/17/47
1 — 1
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 4 6
CMBX NA Index Citigroup
Sell
USD 365 2.000%
(2)
05/11/63
(60) 29 (31)
CMBX NA Index Citigroup
Sell
USD 453 3.000%
(2)
12/16/72
(19) — (19)
CMBX NA Index Citigroup
Sell
USD 1,183 3.000%
(2)
12/15/72
(36) (15) (51)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
328 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 15 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Purchase
USD 10 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Citigroup
Sell
USD 200 5.000%
(2)
05/11/63
(99) 4 (95)
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 4 6
CMBX NA Index Citigroup
Sell
USD 443 2.000%
(2)
05/11/63
(73) 36 (37)
CMBX NA Index Citigroup
Sell
USD 174 2.000%
(2)
05/11/63
(27) 12 (15)
CMBX NA Index Citigroup
Sell
USD 20 2.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 1,359 5.000%
(2)
01/17/47
(68) (423) (491)
CMBX NA Index Citigroup
Purchase
USD 8 (3.000%)
(2)
08/17/61
4 (4) —
CMBX NA Index Citigroup
Purchase
USD 56 (5.000%)
(2)
10/17/57
7 13 20
CMBX NA Index Citigroup
Purchase
USD 91 (3.000%)
(2)
08/17/61
32 (27) 5
CMBX NA Index Citigroup
Purchase
USD 37 (3.000%)
(2)
11/17/59
5 (1) 4
CMBX NA Index Citigroup
Purchase
USD 29 (3.000%)
(2)
11/17/59
4 (1) 3
CMBX NA Index Citigroup
Purchase
USD 14 (3.000%)
(2)
08/17/61
5 (4) 1
CMBX NA Index Citigroup
Sell
USD 256 3.000%
(2)
08/17/61
(40) 26 (14)
CMBX NA Index Citigroup
Sell
USD 100 3.000%
(2)
12/16/72
(9) 3 (6)
CMBX NA Index Credit Agricole
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 12 20
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(32) (59) (91)
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
74 130 204
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 59 96
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
20 31 51
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
41 55 96
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(158) (270) (428)
CMBX NA Index Goldman Sachs
Sell
USD 104 5.000%
(2)
05/11/63
(50) 1 (49)
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
14 21 35
CMBX NA Index Goldman Sachs
Purchase
USD 354 (2.000%)
(2)
05/11/63
23 7 30
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 12 20
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
39 48 87
CMBX NA Index Goldman Sachs
Purchase
USD 18 (5.000%)
(2)
10/17/57
2 5 7
CMBX NA Index Goldman Sachs
Sell
USD 2,122 3.000%
(2)
01/17/47
(139) (283) (422)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 12 14
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 4 10
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 8 19
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) (7) (14)
CMBX NA Index Goldman Sachs
Sell
USD 108 3.000%
(2)
12/16/72
(17) 10 (7)
CMBX NA Index Goldman Sachs
Purchase
USD 81 (3.000%)
(2)
08/17/61
16 (11) 5
CMBX NA Index Goldman Sachs
Purchase
USD 24 (3.000%)
(2)
08/17/61
8 (7) 1
CMBX NA Index Goldman Sachs
Purchase
USD 4 (3.000%)
(2)
11/17/59
1 (1) —
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 5 11
CMBX NA Index Goldman Sachs
Sell
USD 4,895 3.000%
(2)
05/11/63
(759) (624) (1,383)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
12/16/72
(6) — (6)
CMBX NA Index Goldman Sachs
Purchase
USD 42 (3.000%)
(2)
05/11/63
10 2 12
CMBX NA Index Goldman Sachs
Purchase
USD 44 (3.000%)
(2)
10/17/57
7 — 7

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 329
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 179 3.000%
(2)
12/16/72
(11) — (11)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
12/16/72
(6) — (6)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
12/16/72
— — —
CMBX NA Index JPMorgan Chase
Sell
USD 356 5.000%
(2)
05/11/63
(179) 10 (169)
CMBX NA Index JPMorgan Chase
Purchase
USD 148 (5.000%)
(2)
10/17/57
73 (19) 54
CMBX NA Index JPMorgan Chase
Purchase
USD 814 (5.000%)
(2)
01/17/47
391 (97) 294
CMBX NA Index JPMorgan Chase
Purchase
USD 158 (5.000%)
(2)
09/17/58
77 (35) 42
CMBX NA Index JPMorgan Chase
Sell
USD 52 2.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index JPMorgan Chase
Sell
USD 478 5.000%
(2)
05/11/63
(243) 16 (227)
CMBX NA Index JPMorgan Chase
Purchase
USD 510 (3.000%)
(2)
01/17/47
118 (17) 101
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(26) (73) (99)
CMBX NA Index JPMorgan Chase
Purchase
USD 3,750 (3.000%)
(2)
05/11/63
1,016 44 1,060
CMBX NA Index Morgan Stanley
Sell
USD 1 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 113 (5.000%)
(2)
01/17/47
21 20 41
CMBX NA Index Morgan Stanley
Sell
USD 125 3.000%
(2)
12/16/72
(20) 12 (8)
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
09/17/58
3 2 5
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 15 30
CMBX NA Index Morgan Stanley
Purchase
USD 23 (3.000%)
(2)
11/17/59
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 54 (3.000%)
(2)
11/17/59
7 (1) 6
CMBX NA Index Morgan Stanley
Sell
USD 98 3.000%
(2)
12/16/72
(18) 12 (6)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 6 14
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(82) (89) (171)
CMBX NA Index Morgan Stanley
Sell
USD 278 5.000%
(2)
05/11/63
(65) (67) (132)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(41) (44) (85)
CMBX NA Index Morgan Stanley
Sell
USD 989 5.000%
(2)
05/11/63
(416) (54) (470)
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
12 13 25
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
179 241 420
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 12 14
CMBX NA Index Morgan Stanley
Sell
USD 281 2.000%
(2)
05/11/63
(43) 19 (24)
CMBX NA Index Morgan Stanley
Purchase
USD 187 (3.000%)
(2)
10/17/57
28 — 28
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 26 37
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 14 17
CMBX NA Index Morgan Stanley
Purchase
USD 2 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 65 (3.000%)
(2)
11/17/59
8 (1) 7
CMBX NA Index Morgan Stanley
Sell
USD 26 2.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
4 29 33
CMBX NA Index Morgan Stanley
Purchase
USD 78 (5.000%)
(2)
11/17/59
8 15 23
CMBX NA Index Morgan Stanley
Sell
USD 73 3.000%
(2)
12/16/72
(4) (1) (5)
CMBX NA Index Morgan Stanley
Purchase
USD 98 (5.000%)
(2)
09/17/58
6 20 26
CMBX NA Index Morgan Stanley
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Sell
USD 108 3.000%
(2)
12/16/72
(17) 10 (7)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
330 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
10/17/57
42 (11) 31
CMBX NA Index Morgan Stanley
Sell
USD 487 5.000%
(2)
05/11/63
(202) (30) (232)
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 16 31
Total Open Credit Indices Contracts (601) (1,022) (1,623)
Total Open Credit Default Swap Contracts (å) 1,332 (850)
482
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 952 $ —
$ —
$ 952 0.5
Corporate Bonds and Notes — 12,784 —
—
12,784 7.3
International Debt — 15,452 —
—
15,452 8.8
Loan Agreements — 30,186 —
—
30,186 17.3
Mortgage-Backed Securities — 92,216 136
—
92,352 52. 7
Non-US Bonds — 13,520 —
—
13,520 7.7
United States Government Treasuries — 20,874 —
—
20,874 11.9
Common Stocks
Consumer Discretionary — 92 —
—
92 0.1
Options Purchased 45 106 — — 151 0.1
Short-Term Investments — 7,763 — 13,924 21,687 12.4
Total Investments 45 193,94 5 136 13,924 208,050 118. 8
Securities Sold Short***
Long-Term Investments — (64,32 5 ) —
—
(64,32 5 ) (36. 7 )
Other Assets and Liabilities, Net
17.9
100.0
Other Financial Instruments
Assets
Futures Contracts 221 — — — 221 0.1
Foreign Currency Exchange Contracts — 44 8 — — 44 8 0.3
Total Return Swap Contracts — 3 — — 3 —*
Interest Rate Swap Contracts — 2,083 — — 2,083 1. 2
Credit Default Swap Contracts — 5,541 — — 5,541 3 . 2
A

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 331
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Liabilities
Futures Contracts (1) — — — (1) (—)*
Options Written (17) (2 7 ) — — (4 4 ) (—)*
Foreign Currency Exchange Contracts (1) (58 2 ) — — (58 3 ) (0.3)
Total Return Swap Contracts — (3) — — (3) (—)*
Interest Rate Swap Contracts — (1,058) — — (1,058) (0.6)
Credit Default Swap Contracts — (5,059) — — (5,059) (2.9)
Total Other Financial Instruments
**
$ 202 $ 1,34 6 $ — $ — $ 1,54 8
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
327
Austria ....................................................................................
234
Belgium ..................................................................................
218
Bermuda .................................................................................
40
Brazil ......................................................................................
1,224
Canada ....................................................................................
827
Colombia .................................................................................
213
France .....................................................................................
2,073
Germany .................................................................................
1,503
Guam ......................................................................................
187
India .......................................................................................
440
Ireland ....................................................................................
938
Italy ........................................................................................
1,257
Japan ......................................................................................
313
Luxembourg ............................................................................
3,265
Mexico ....................................................................................
753

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
332 Unconstrained Total Return Fund
Amounts in thousands
Country Exposure
Fair Value
$
Netherlands ............................................................................
1,758
Norway ....................................................................................
540
Poland .....................................................................................
353
Portugal ..................................................................................
124
Russia .....................................................................................
258
Singapore ................................................................................
138
Spain .......................................................................................
1,120
Sweden ....................................................................................
625
Switzerland .............................................................................
1,137
Turkey .....................................................................................
1,201
United Kingdom ......................................................................
1,868
United States ...........................................................................
184,912
Zambia ....................................................................................
204
Total Investments .................................................................... 208,050
United States ...........................................................................
(64,325)
Total Securities Sold Short ...................................................... (64,325)

Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 333
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 151
Unrealized appreciation on foreign currency exchange contracts — 448 —
Variation margin on futures contracts** — — 221
Total return swap contracts, at fair value — — 3
Interest rate swap contracts, at fair value — — 2,083
Credit default swap contracts, at fair value 5,541 — —
Total
$ 5,541 $ 448 $ 2,458
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1
Unrealized depreciation on foreign currency exchange contracts — 583 —
Options written, at fair value — — 44
Total return swap contracts, at fair value — — 3
Interest rate swap contracts, at fair value — — 1,058
Credit default swap contracts, at fair value 5,059 — —
Total
$ 5,059 $ 583 $ 1,106
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (906)
Futures contracts — — 365
Options written — — (331)
Total return swap contracts — — (4,099)
Interest rate swap contracts — — 5,303
Credit default swap contracts (1,635) — —
Foreign currency exchange contracts — (1,450) —
Total
$ (1,635) $ (1,450) $ 332
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (151)
Futures contracts — — 20
Options written — — 86
Interest rate swap contracts — — 206
Credit default swap contracts 6,109 — —
Foreign currency exchange contracts — (1,965) —
Total
$ 6,109 $ (1,965) $ 161
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
334 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 151 $ — $ 151
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 448 — 448
Total Return Swap Contracts Total return swap contracts, at fair value 3 — 3
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,083 — 2,083
Credit Default Swap Contracts Credit default swap contracts, at fair value 5,541 — 5,541
Total Financial and Derivative Assets
8,226 — 8,226
Financial and Derivative Assets not subject to a netting agreement
(2,105) — (2,105)
Total Financial and Derivative Assets subject to a netting agreement
$ 6,121 $ — $ 6,121
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 44 $ — $ — $ 44
Barclays
22 16 6 —
Citigroup
148 148 — —
Credit Suisse
447 447 — —
Goldman Sachs
1,338 353 810 175
JPMorgan Chase
2,813 613 1,830 3 70
Lloyds Bank
336 — — 336
Morgan Stanley
863 863 — —
Northern Trust
8 — — 8
Royal Bank of Canada
102 102 — —
Total
$ 6,1 2 1 $ 2,542 $ 2,646 $ 93 3

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 335
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 583 $ — $ 583
Options Written Contracts Options written, at fair value 44 — 44
Short Sales Securities sold short, at fair value 64,325 — 64,325
Total Return Swap Contracts Total return swap contracts, at fair value 3 — 3
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,058 — 1,058
Credit Default Swap Contracts Credit default swap contracts, at fair value 5,059 — 5,059
Total Financial and Derivative Liabilities
71,072 — 71,072
Financial and Derivative Liabilities not subject to a netting agreement
(1,075) — (1,075)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 69,997 $ — $ 69,997
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Barclays $ 16 $ 16 $ — $ —
Citigroup 815 148 — 667
Credit Suisse 519 447 — 72
Goldman Sachs 1,985 353 — 1,632
JPMorgan Chase 613 613 — —
Morgan Stanley 1,142 863 — 279
Royal Bank of Canada 298 102 20 176
State Street 64,609 — 64,325 284
Total
$ 69,997 $ 2,542 $ 64,345 $ 3,110
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
336 Unconstrained Total Return Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 208,556
Investments, at fair value(>) ...........................................................................................................................................................
208,050
Cash ............................................................................................................................................................................................... 42,875
Foreign currency holdings(^) ......................................................................................................................................................... 62
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 448
Receivables:
Dividends and interest ....................................................................................................................................................... 1,343
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 75,842
Fund shares sold ................................................................................................................................................................ 134
From broker(a)(b) ............................................................................................................................................................... 792
Variation margin on futures contracts ................................................................................................................................. 222
Prepaid expenses ........................................................................................................................................................................... 7
Total return swap contracts, at fair value(∞) ................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,083
Credit default swap contracts, at fair value(+) ................................................................................................................................ 5,541
Total assets .................................................................................................................................................
337,406
Liabilities
Payables:
Due to broker ( c )( d ) ............................................................................................................................................................ 4,029
Investments purchased ...................................................................................................................................................... 85,421
Fund shares redeemed ....................................................................................................................................................... 300
Accrued fees to affiliates .................................................................................................................................................... 243
Other accrued expenses ..................................................................................................................................................... 287
Unfunded loan commitment ............................................................................................................................................... 982
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 583
Options written, at fair value(x) ...................................................................................................................................................... 44
Securities sold short, at fair value(‡) .............................................................................................................................................. 64,325
Total return swap contracts, at fair value(∞) ................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,058
Credit default swap contracts, at fair value(+) ................................................................................................................................ 5,059
Total liabilities .............................................................................................................................................
162,334
Net Assets ............................................................................................................................................................
$ 175,072

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 337
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (14,32 5 )
Shares of beneficial interest ...........................................................................................................................................................
182
Additional paid-in capital ..............................................................................................................................................................
189,2 1 5
Net Assets ............................................................................................................................................................
$ 175,0 72
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.57
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.9 4
Class A — Net assets ............................................................................................................................................................. $ 162,680
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 16,992
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.50
Class C — Net assets ............................................................................................................................................................. $ 200,470
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 21,112
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.59
Class M — Net assets ............................................................................................................................................................ $ 29,200,760
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,043,538
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.59
Class S — Net assets ............................................................................................................................................................. $ 73,143,286
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,623,384
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.61
Class Y — Net assets ............................................................................................................................................................. $ 72,365,203
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 7,531,739
Amounts in thousands
(^)     Foreign currency holdings - cost $ 62
(x)     Premiums received on options written $ 28
(∞)     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ 471
(+)     Credit default swap contracts - premiums paid (received) $ 1,332
(‡)     Proceeds on securities sold short $ 64,040
(>)     Investments in affiliates, U.S. Cash Management Fund $ 13,92 4
(a)     Receivable from Broker for Futures $ 399
(b)     Receivable from Broker for Swaps $ 393
(c)      Due to Broker for Futures $ 119
(d)     Due to Broker for Swaps $ 3,910
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
338 Unconstrained Total Return Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 25
Interest .............................................................................................................................................................................. 7,853
Total investment income ...............................................................................................................................................................
7,878
Expenses
Advisory fees .................................................................................................................................................................... 3,298
Administrative fees ........................................................................................................................................................... 160
Custodian fees ................................................................................................................................................................... 203
Distribution fees - Class A ................................................................................................................................................ —
*
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................ —
*
Transfer agent fees - Class C ............................................................................................................................................. —
*
Transfer agent fees - Class M ............................................................................................................................................ 22
Transfer agent fees - Class S ............................................................................................................................................. 73
Transfer agent fees - Class Y ............................................................................................................................................ 13
Professional fees ............................................................................................................................................................... 63
Registration fees ............................................................................................................................................................... 44
Shareholder servicing fees - Class C ................................................................................................................................. —
*
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 26
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 3,929
Expense reductions ........................................................................................................................................................... (1,623)
Net expenses .................................................................................................................................................................................
2,306
Net investment income (loss) ........................................................................................................................................................
5,572
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 10,29 1
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 365
Options written ................................................................................................................................................................. (331)
Foreign currency exchange contracts ................................................................................................................................ (1,450)
Total return swap contracts ............................................................................................................................................... (4,099)
Interest rate swap contracts ............................................................................................................................................... 5,303
Credit default swap contracts ............................................................................................................................................ (1,635)
Securities sold short .......................................................................................................................................................... 42
Foreign currency-related transactions ............................................................................................................................... 354
Net realized gain (loss) ..................................................................................................................................................................
8,83 6
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 3,9 69

Foreign currency exchange contracts ................................................................................................................................ (1,965)
Interest rate swap contracts ............................................................................................................................................... 206
Credit default swap contracts ............................................................................................................................................ 6,109
Securities sold short .......................................................................................................................................................... (366)
Foreign currency-related transactions ............................................................................................................................... (20)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 8,04 3
Net realized and unrealized gain (loss) ......................................................................................................................................... 16,8 79

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 339
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 22,45 1
*      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
340 Unconstrained Total Return Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,572 $ 9,452
Net realized gain (loss) ...................................................................................................................... 8,83 6 (15,034)
Net change in unrealized appreciation (depreciation) ....................................................................... 8,04 3 (5,807)
Net increase (decrease) in net assets from operations ............................................................................. 22,45 1 (11,389)
Distributions
To shareholders
Class A .......................................................................................................................................... (3) (9)
Class C .......................................................................................................................................... (3) (5)
Class M ......................................................................................................................................... (304) (644)
Class S ........................................................................................................................................... (1,188) (3,582)
Class Y .......................................................................................................................................... (9,860) (14,582)
Net decrease in net assets from distributions .......................................................................................... (11,358) (18,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (535,75 3 ) 118,305
Total Net Increase (Decrease) in Net Assets ..........................................................................
(524,6 60 ) 88,094
Net Assets
Beginning of period .................................................................................................................................
699,732 611,638
End of period ..........................................................................................................................................
$ 175,07 2 $ 699,732

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 341
** Less than 500 shares.
*** Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from reinvestment of distributions — * * $ 2 1 $ 9
Payments for shares redeemed (7) (67) (17) (154)
Net increase (decrease)
(7) (65) (16) (145)
Class C
Proceeds from shares sold — * * 1 3 34
Proceeds from reinvestment of distributions — * * 3 1 5
Payments for shares redeemed (3) (30) (4) (39)
Net increase (decrease)
(3) (26) ( — )** — ***
Class M
Proceeds from shares sold 2,051 19,689 1,091 10,480
Proceeds from reinvestment of distributions 32 304 66 644
Payments for shares redeemed (669) (6,414) (4,372) (43,319)
Net increase (decrease)
1,414 13,579 (3,215) (32,195)
Class S
Proceeds from shares sold 2,378 22,806 4,971 48,541
Proceeds from reinvestment of distributions 124 1,187 363 3,572
Payments for shares redeemed (3,507) (33,663) (18,106) (178,090)
Net increase (decrease)
(1,005) (9,670) (12,772) (125,977)
Class Y
Proceeds from shares sold 3,473 33,53 3 47,663 452,441
Proceeds from reinvestment of distributions 1,030 9,860 1,490 14,581
Payments for shares redeemed (60,627) (582,964) (20,217) (190,400)
Net increase (decrease)
(56,124) (539,57 1 ) 28,936 276,622
Total increase (decrease)
(55,725) $ (535,75 3 ) (12,933) $ (118,305)

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
342 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 9.44 .06 .21 .27 (.14) —
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
October 31, 2016(2) 10.00 .02 .02 .04 — —
Class C
April 30, 2021* 9.38 .03 .22 .25 (.13) —
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
October 31, 2016(2) 10.00 .01 .02 .03 — —
Class M
April 30, 2021* 9.45 .0 8 .2 1 . 29 (.15) —
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
October 31, 2017(5) 9.87 .13 .05 .18 (.09) —
Class S
April 30, 2021* 9.45 .07 .2 2 . 29 (.15) —
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
October 31, 2016(2) 10.00 .03 .02 .05 — —
Class Y
April 30, 2021 * 9.46 .08 .2 3 .3 1 (.16) —
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)
October 31, 2016(2) 10.00 .03 .01 .04 — —

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 343
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.14) 9.57 2.91 163 1.62 1.12 1.33 128
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
— 10.04 .40 101 1.70 .90 2.28 43
(.13) 9.50 2.65 200 2.37 1.87 .56 128
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
— 10.03 .30 103 2.46 1.65 1.54 43
(.15) 9.59 3.12 29,201 1. 38 . 77 1. 71 128
(.29) 9.45 (2.79) 15,397 1.37 .77 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.15) 9.59 3.09 73,143 1. 37 .8 7 1. 5 4 128
(.28) 9.45 (2.96) 81,559 1.37 .87 1.44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
— 10.05 .50 208 1.47 .65 2.81 43
(.16) 9.61 3.24 72,365 1.16 .67 1. 71 128
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 186
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171
— 10.04 .41 243,485 1.26 .45 2.72 43

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
344 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 2021 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 204,641
Administration fees 19,271
Distribution fees 157
Shareholder servicing fees 41
Transfer agent fees 15,161
Trustee fees 3,577
$ 242,848
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,007 $ 500,208 $ 545,291 $ (4) $ 4 $ 13,924 $ 25 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 152,144,638 $ 71,048,593 $ (77,971,982) $ (6,923,389)

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Strategic Bond Fund 345
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 995.90 $ 1,020.58
Expenses Paid During Period* $ 4.21 $ 4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 993.40 $ 1,016.86
Expenses Paid During Period* $ 7.91 $ 8.00
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 997.80 $ 1,022.41
Expenses Paid During Period* $ 2.38 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
346 Strategic Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 998.70 $ 1,022.46
Expenses Paid During Period* $ 2.33 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 998.20 $ 1,021.92
Expenses Paid During Period* $ 2.87 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 997.90 $ 1,022.56
Expenses Paid During Period* $ 2.23 $ 2.26
* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.0%
Asset-Backed Securities - 7.4%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,292 3,261
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 2,645 2,646
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 4,861 4,900
BlueMountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (USD 3 Month
LIBOR + 1.180%)(Ê)(Þ) 2,333 2,335
CF Hippolyta LLC
Series 2021-1A Class A1
1.530% due 03/15/61 (Þ) 3,695 3,696
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 16,016 16,017
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 2,665 2,690
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,336 1,336
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 7,107 7,177
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 833 854
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,143 8,561
CWHEQ Revolving Home Equity Loan
Trust
Series 2006-G Class 2A
0.257% due 10/15/36 (USD 1 Month
LIBOR + 0.150%)(Ê) 2,787 2,640
Dryden 49 Senior Loan Fund
Series 2021-49A Class AR
1.000% due 07/18/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 6,879 6,880
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,028
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 778 736
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 3,212 3,212
Series 2020-SFR2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.266% due 10/19/37 (Þ) 11,893 11,849
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 2,542 2,539
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 698 718
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 179 184
Goldentree Loan Management US Clo
7, Ltd.
Series 2021-7A Class AR
1.000% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,156
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,950 3,948
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,131
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 880 916
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 4,993 5,000
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 747 774
Madison Park Funding IV, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,180
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 927 994
Mill City Mortgage Trust
Series 2015-1 Class B1
3.790% due 06/25/56 (~)(Ê)(Þ) 5,865 6,287
Series 2018-1 Class A1
3.250% due 05/25/62 (~)(Ê)(Þ) 1,855 1,911
Series 2018-3 Class A1
3.500% due 08/25/58 (~)(Ê)(Þ) 826 863
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 3,120 3,143
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 9,658 9,656
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 10,708 10,721
Navient Student Loan Trust
Series 2020-EA Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.690% due 05/15/69 (Þ) 11,096 11,290
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 2,401 2,419
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 8,539 8,536
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 2,282 2,451
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 5,379 5,637
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 19,725 20,013
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 3,618 3,689
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 8,800 8,838
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,368
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 2,021 2,056
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 5,990
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.266% due 10/25/36 470 467
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 17,467 17,680
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 8,317 8,380
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 5,857 5,968
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 5,428 5,479
Towd Point Mortgage Trust
Series 2015-5 Class M1
3.500% due 05/25/55 (~)(Ê)(Þ) 5,710 5,900
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 577 581
Series 2016-4 Class B1
3.848% due 07/25/56 (~)(Ê)(Þ) 3,280 3,564
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 335 339
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 574 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 5,478 5,857
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 3,362 3,419
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 9,026 9,155
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (USD 3 Month
LIBOR + 0.900%)(Ê)(Þ) 4,605 4,605
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 9,421 9,425
298,630
Corporate Bonds and Notes - 23.0%
3M Co.
2.875% due 10/15/27 3,271 3,530
Abbott Laboratories
4.750% due 11/30/36 370 463
4.900% due 11/30/46 320 420
AbbVie, Inc.
3.600% due 05/14/25 1,400 1,530
Series WI
2.600% due 11/21/24 1,280 1,356
3.800% due 03/15/25 610 668
2.950% due 11/21/26 2,730 2,924
3.200% due 11/21/29 2,190 2,341
4.050% due 11/21/39 2,540 2,836
4.250% due 11/21/49 610 691
Activision Blizzard, Inc.
2.500% due 09/15/50 450 385
Adobe, Inc.
2.150% due 02/01/27 2,310 2,422
Aetna, Inc.
2.750% due 11/15/22 400 412
Agilent Technologies, Inc.
2.300% due 03/12/31 1,330 1,308
Air Lease Corp.
0.700% due 02/15/24 2,040 2,024
3.250% due 03/01/25 3,478 3,690
3.375% due 07/01/25 1,990 2,132
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 760 722
3.000% due 05/18/51 980 919
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,185
Ally Financial, Inc.
8.000% due 11/01/31 2,351 3,234
Alphabet, Inc.
1.998% due 08/15/26 3,054 3,204
1.100% due 08/15/30 490 455
1.900% due 08/15/40 440 388
2.050% due 08/15/50 490 411
2.250% due 08/15/60 380 316
Altria Group, Inc.
2.350% due 05/06/25 120 125

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 02/14/26 671 758
4.800% due 02/14/29 797 906
2.450% due 02/04/32 1,840 1,731
3.400% due 02/04/41 1,660 1,522
4.500% due 05/02/43 3,122 3,260
3.875% due 09/16/46 260 246
5.950% due 02/14/49 170 209
Amazon.com, Inc.
1.200% due 06/03/27 3,631 3,606
2.500% due 06/03/50 340 306
Series WI
3.150% due 08/22/27 370 407
3.875% due 08/22/37 270 311
4.250% due 08/22/57 110 134
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 570 598
5.750% due 04/20/29 (Þ) 500 536
American Express Co.
2.500% due 07/30/24 500 531
American International Group, Inc.
4.750% due 04/01/48 270 326
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 730 730
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 940 941
3.833% due 03/11/51 (Þ) 820 845
Amgen, Inc.
2.200% due 02/21/27 3,404 3,529
3.200% due 11/02/27 637 690
4.400% due 05/01/45 180 209
Series WI
4.663% due 06/15/51 180 218
Anthem, Inc.
4.101% due 03/01/28 400 451
5.100% due 01/15/44 2,398 3,034
4.375% due 12/01/47 80 94
Aon Corp.
8.205% due 01/01/27 1,109 1,459
Apache Corp.
4.375% due 10/15/28 890 908
4.250% due 01/15/30 390 391
4.750% due 04/15/43 563 559
4.250% due 01/15/44 120 112
5.350% due 07/01/49 575 575
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 3,070 3,124
Apollo Investment Corp.
5.250% due 03/03/25 99 103
Apple, Inc.
4.500% due 02/23/36 3,219 3,988
2.650% due 05/11/50 1,000 928
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,658
AT&T, Inc.
3.800% due 02/15/27 590 656
4.250% due 03/01/27 200 226
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.650% due 02/01/28 510 497
2.250% due 02/01/32 120 114
2.550% due 12/01/33 (Þ) 4,164 3,969
4.500% due 05/15/35 530 601
3.100% due 02/01/43 1,290 1,193
4.800% due 06/15/44 251 290
4.350% due 06/15/45 47 51
3.550% due 09/15/55 (Þ) 150 138
3.800% due 12/01/57 (Þ) 1,010 963
3.500% due 02/01/61 760 692
Series WI
4.300% due 02/15/30 270 305
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 686
3.500% due 11/01/27 (Þ) 3,658 3,787
Avnet, Inc.
4.875% due 12/01/22 1,230 1,305
Bank of America Corp.
4.000% due 01/22/25 120 132
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 454
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 78
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 2,550 2,645
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,640 3,453
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,429
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 291
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 2,100 2,143
5.000% due 01/21/44 745 947
4.875% due 04/01/44 2,370 2,922
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 70
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,516
Series GMTN
4.450% due 03/03/26 160 181
3.500% due 04/19/26 200 221
BankUnited , Inc.
4.875% due 11/17/25 2,879 3,269
BAT Capital Corp.
2.259% due 03/25/28 610 598
3.734% due 09/25/40 380 355
Series WI
3.557% due 08/15/27 910 969
Becton Dickinson and Co.
3.734% due 12/15/24 2,850 3,120
4.685% due 12/15/44 79 95
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 975
Bellemeade Re, Ltd.
3.206% due 04/25/29 (~)(Ê)(Þ) 6,926 6,996
Berkshire Hathaway Energy Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.500% due 02/01/25 2,864 3,107
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,491 4,111
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,839 3,109
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 1,960 1,962
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,120
4.800% due 05/03/29 1,963 2,224
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,121
2.196% due 02/04/26 3,280 3,286
3.100% due 05/01/26 120 126
2.700% due 02/01/27 140 144
2.800% due 03/01/27 150 155
3.200% due 03/01/29 1,260 1,295
5.150% due 05/01/30 700 814
3.250% due 02/01/35 300 296
5.705% due 05/01/40 590 732
3.750% due 02/01/50 1,170 1,139
5.805% due 05/01/50 250 321
3.950% due 08/01/59 1,030 999
5.930% due 05/01/60 120 156
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 324
BP Capital Markets America, Inc.
2.750% due 05/10/23 3,063 3,207
3.410% due 02/11/26 500 549
3.119% due 05/04/26 20 22
3.000% due 02/24/50 3,630 3,353
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 1,409 1,466
Bristol-Myers Squibb Co.
2.350% due 11/13/40 270 250
Series WI
3.900% due 02/20/28 1,305 1,478
3.400% due 07/26/29 790 871
5.000% due 08/15/45 1,055 1,368
Broadcom, Inc.
Series WI
5.000% due 04/15/30 3,400 3,911
4.300% due 11/15/32 1,140 1,258
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 3,006 3,093
Buckeye Partners, LP
3.950% due 12/01/26 529 529
5.850% due 11/15/43 236 232
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,150
3.750% due 09/25/27 3,491 3,848
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,171
4.400% due 03/15/42 340 402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/15/48 1,805 2,097
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 250 270
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 3,258
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 20
3.377% due 04/05/40 180 182
3.577% due 04/05/50 220 221
Caterpillar Financial Services Corp.
2.150% due 11/08/24 3,342 3,511
CBL & Associates, LP
5.250% due 12/01/23 (Ø)(Æ) 400 232
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 580 607
4.500% due 08/15/30 (Þ) 50 51
4.500% due 05/01/32 (Þ) 1,970 1,990
Centene Corp.
3.000% due 10/15/30 460 456
Series WI
4.250% due 12/15/27 280 293
4.625% due 12/15/29 990 1,072
3.375% due 02/15/30 1,200 1,205
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 650 801
CF Industries, Inc.
5.150% due 03/15/34 65 76
Charles Schwab Corp. (The)
2.000% due 03/20/28 500 505
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 902
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 655
3.500% due 06/01/41 730 702
5.750% due 04/01/48 1,320 1,620
3.850% due 04/01/61 230 211
Series WI
4.908% due 07/23/25 3,973 4,518
3.750% due 02/15/28 320 347
6.384% due 10/23/35 70 91
6.484% due 10/23/45 60 80
6.834% due 10/23/55 80 114
Chevron Corp.
2.566% due 05/16/23 1,973 2,054
0.426% due 08/11/23 3,521 3,533
2.954% due 05/16/26 1,051 1,136
3.850% due 01/15/28 210 237
5.250% due 11/15/43 100 131
4.950% due 08/15/47 130 166
2.343% due 08/12/50 470 399

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 533
Cigna Corp.
2.400% due 03/15/30 610 610
3.200% due 03/15/40 1,960 2,009
3.875% due 10/15/47 2,807 3,010
Series WI
4.375% due 10/15/28 1,940 2,222
4.800% due 08/15/38 790 954
Cimarex Energy Co.
4.375% due 06/01/24 650 708
3.900% due 05/15/27 1,240 1,356
4.375% due 03/15/29 1,110 1,246
Cintas Corp. No. 2
3.700% due 04/01/27 340 380
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,556
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,378
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 365
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 335
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 854
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 767
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 341
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,710 3,706
8.125% due 07/15/39 1,595 2,669
4.650% due 07/23/48 235 291
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,700 1,760
Clorox Co. (The)
1.800% due 05/15/30 770 745
Coca-Cola Co. (The)
1.450% due 06/01/27 3,587 3,603
1.375% due 03/15/31 330 306
4.125% due 03/25/40 430 506
2.500% due 06/01/40 20 19
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,754
Comcast Corp.
3.700% due 04/15/24 3,381 3,687
3.400% due 04/01/30 830 904
4.250% due 10/15/30 330 383
7.050% due 03/15/33 530 761
6.550% due 07/01/39 830 1,210
3.250% due 11/01/39 180 186
3.750% due 04/01/40 70 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 07/15/46 50 52
4.000% due 03/01/48 320 362
4.700% due 10/15/48 100 125
4.950% due 10/15/58 310 414
CommonSpirit Health
2.782% due 10/01/30 320 327
4.350% due 11/01/42 50 56
3.910% due 10/01/50 320 335
Commonwealth Edison Co.
6.450% due 01/15/38 440 631
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 390 434
Constellation Brands, Inc.
4.250% due 05/01/23 1,000 1,071
4.750% due 11/15/24 290 328
Consumers Energy Co.
2.500% due 05/01/60 390 333
Continental Resources, Inc.
4.500% due 04/15/23 440 462
4.900% due 06/01/44 391 410
Corning, Inc.
3.900% due 11/15/49 360 398
Costco Wholesale Corp.
1.375% due 06/20/27 3,516 3,530
1.600% due 04/20/30 460 445
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 670 692
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 433
CVS Health Corp.
2.625% due 08/15/24 260 276
3.625% due 04/01/27 150 166
4.300% due 03/25/28 954 1,085
3.250% due 08/15/29 385 410
3.750% due 04/01/30 400 440
4.780% due 03/25/38 960 1,148
4.125% due 04/01/40 180 199
2.700% due 08/21/40 1,640 1,513
5.125% due 07/20/45 360 448
5.050% due 03/25/48 1,000 1,230
DCP Midstream Operating, LP
8.125% due 08/16/30 146 190
6.450% due 11/03/36 (Þ) 200 226
6.750% due 09/15/37 (Þ) 288 333
5.600% due 04/01/44 175 179
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 210 192
Delta Air Lines Pass-Through Trust
Series 2002-1
6.718% due 01/02/23 127 129
Delta Air Lines, Inc.
3.800% due 04/19/23 140 144
2.900% due 10/28/24 281 283
7.000% due 05/01/25 (Þ) 4,689 5,453
4.500% due 10/20/25 (Þ) 650 697

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 01/15/26 440 517
4.750% due 10/20/28 (Þ) 750 824
3.750% due 10/28/29 367 365
Devon Energy Corp.
5.850% due 12/15/25 900 1,057
7.875% due 09/30/31 20 27
5.600% due 07/15/41 350 414
4.750% due 05/15/42 640 691
5.000% due 06/15/45 1,540 1,722
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 (Ø)(Æ) 81 14
4.875% due 11/01/43 (Ø)(Æ) 178 32
Diamondback Energy, Inc.
3.500% due 12/01/29 1,490 1,560
4.400% due 03/24/51 600 630
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,263
Discover Financial Services
4.100% due 02/09/27 3,174 3,545
Dollar General Corp.
3.250% due 04/15/23 3,990 4,180
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 334
Domtar Corp.
6.250% due 09/01/42 2,899 3,578
DPL, Inc.
Series AI
4.350% due 04/15/29 164 178
DR Horton, Inc.
2.500% due 10/15/24 1,000 1,053
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 897
Duke Energy Corp.
3.950% due 10/15/23 3,898 4,184
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 293
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 154
2.125% due 06/01/30 460 454
Edison International
4.950% due 04/15/25 580 649
4.125% due 03/15/28 2,972 3,206
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 770 797
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,487
Electronic Arts, Inc.
1.850% due 02/15/31 520 496
2.950% due 02/15/51 170 160
Eli Lilly & Co.
5.500% due 03/15/27 2,870 3,517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Embarq Corp.
7.995% due 06/01/36 313 364
Emerson Electric Co.
1.800% due 10/15/27 3,513 3,570
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,987
Endo Luxembourg Finance Co. Sarl
6.125% due 04/01/29 (Þ) 560 554
Energy Transfer Operating, LP
4.500% due 04/15/24 1,100 1,208
2.900% due 05/15/25 320 336
3.750% due 05/15/30 570 593
6.125% due 12/15/45 440 511
6.250% due 04/15/49 120 144
Series 10Y
4.950% due 06/15/28 160 180
Energy Transfer, LP
5.500% due 06/01/27 1,140 1,322
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê) 980 976
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê) 1,530 1,561
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 1,210 1,251
EnLink Midstream Partners, LP
4.150% due 06/01/25 379 382
5.450% due 06/01/47 300 253
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,173
Enterprise Products Operating LLC
4.150% due 10/16/28 680 769
2.800% due 01/31/30 380 392
7.550% due 04/15/38 40 59
5.700% due 02/15/42 140 182
4.850% due 03/15/44 340 397
3.700% due 01/31/51 890 889
3.950% due 01/31/60 600 602
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,220 1,235
Series D
6.875% due 03/01/33 770 1,057
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,421
EOG Resources, Inc.
4.150% due 01/15/26 230 260
4.375% due 04/15/30 900 1,039
4.950% due 04/15/50 150 186
EPR Properties Co.
4.500% due 06/01/27 650 670
EQM Midstream Partners, LP
4.125% due 12/01/26 480 485
Series 30Y
6.500% due 07/15/48 100 101

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EQT Corp.
3.000% due 10/01/22 1,190 1,212
3.900% due 10/01/27 330 344
Equities Corp.
6.125% due 02/01/25 30 35
Exelon Corp.
4.950% due 06/15/35 2,200 2,649
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,875
Expedia Group, Inc.
Series WI
5.000% due 02/15/26 3,069 3,487
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,481
3.482% due 03/19/30 200 219
4.227% due 03/19/40 840 960
4.114% due 03/01/46 250 281
4.327% due 03/19/50 60 70
3.452% due 04/15/51 480 490
FedEx Corp.
3.900% due 02/01/35 750 828
4.500% due 02/01/65 1,136 1,252
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 450 518
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,020 1,117
Series C
7.375% due 11/15/31 840 1,137
4.850% due 07/15/47 497 576
3.400% due 03/01/50 325 300
Fiserv, Inc.
2.250% due 06/01/27 3,413 3,525
Florida Power & Light Co.
3.150% due 10/01/49 150 154
Ford Holdings LLC
9.300% due 03/01/30 266 354
Ford Motor Co.
6.625% due 10/01/28 547 642
4.750% due 01/15/43 356 359
5.291% due 12/08/46 603 635
Ford Motor Credit Co. LLC
5.125% due 06/16/25 200 218
4.125% due 08/17/27 480 502
2.900% due 02/16/28 200 196
5.113% due 05/03/29 1,014 1,107
Series FXD
3.350% due 11/01/22 1,710 1,750
Series GMTN
4.389% due 01/08/26 281 300
Fortinet, Inc.
2.200% due 03/15/31 1,470 1,431
Fox Corp.
Series WI
5.476% due 01/25/39 1,060 1,329
Freeport-McMoRan, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 11/14/34 673 809
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 4,194 4,825
General Dynamics Corp.
3.250% due 04/01/25 140 152
3.500% due 05/15/25 60 66
3.625% due 04/01/30 370 414
4.250% due 04/01/40 800 956
4.250% due 04/01/50 90 110
General Electric Co.
5.875% due 01/14/38 270 354
Series GMTN
6.150% due 08/07/37 583 778
6.875% due 01/10/39 5,010 7,205
Series MTNA
6.750% due 03/15/32 3,056 4,128
General Motors Co.
4.875% due 10/02/23 3,280 3,591
5.400% due 10/02/23 180 199
6.125% due 10/01/25 320 380
6.250% due 10/02/43 450 592
6.750% due 04/01/46 390 537
General Motors Financial Co., Inc.
3.550% due 07/08/22 2,085 2,156
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,780 1,775
Gilead Sciences, Inc.
5.650% due 12/01/41 190 253
4.750% due 03/01/46 315 379
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 1,167 1,320
5.300% due 01/15/29 1,806 2,053
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 571
3.500% due 11/16/26 590 644
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 770 851
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 136
3.800% due 03/15/30 1,450 1,610
5.150% due 05/22/45 620 797
Halliburton Co.
5.000% due 11/15/45 350 396
Harman International Industries, Inc.
4.150% due 05/15/25 1,342 1,478
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,330
HCA, Inc.
7.690% due 06/15/25 322 384
5.125% due 06/15/39 160 194
5.500% due 06/15/47 2,723 3,415
Hershey Co. (The)
1.700% due 06/01/30 580 564
Hess Corp.
7.300% due 08/15/31 2,350 3,094

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hexcel Corp.
4.700% due 08/15/25 2,964 3,234
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 453
5.750% due 05/01/28 (Þ) 310 333
Home Depot, Inc. (The)
2.125% due 09/15/26 3,374 3,534
2.500% due 04/15/27 80 85
3.900% due 12/06/28 40 46
2.700% due 04/15/30 330 347
3.300% due 04/15/40 190 202
3.350% due 04/15/50 460 485
Howmet Aerospace, Inc.
5.950% due 02/01/37 437 525
HSBC Holdings PLC
7.200% due 07/15/97 2,189 3,621
Humana, Inc.
3.850% due 10/01/24 400 437
4.500% due 04/01/25 80 90
3.950% due 03/15/27 130 146
8.150% due 06/15/38 2,243 3,501
4.625% due 12/01/42 150 177
4.950% due 10/01/44 290 354
4.800% due 03/15/47 30 36
Hyatt Hotels Corp.
5.375% due 04/23/25 3,001 3,388
4.850% due 03/15/26 920 1,032
Intel Corp.
4.750% due 03/25/50 290 367
4.950% due 03/25/60 550 736
International Business Machines Corp.
1.700% due 05/15/27 3,490 3,531
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,463
International Paper Co.
8.700% due 06/15/38 1,225 1,976
Interpublic Group of Cos., Inc. (The)
2.400% due 03/01/31 800 784
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,994
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,567
Johnson & Johnson
4.950% due 05/15/33 2,350 3,041
2.100% due 09/01/40 770 703
2.450% due 09/01/60 540 479
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 3,933 4,016
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 57
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 265
8.750% due 09/01/30 800 1,189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 503
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 172
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,450 1,490
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 2,150 2,044
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,910 1,918
4.950% due 06/01/45 700 881
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 451
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 280 272
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 2,660 2,660
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 156
Series 2019
3.266% due 11/01/49 90 94
Kimberly-Clark Corp.
1.050% due 09/15/27 3,654 3,572
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,749
5.500% due 03/01/44 40 48
5.400% due 09/01/44 30 36
Kinder Morgan, Inc.
4.300% due 06/01/25 750 837
4.300% due 03/01/28 410 461
5.550% due 06/01/45 310 378
5.050% due 02/15/46 170 196
5.200% due 03/01/48 180 214
Series GMTN
7.750% due 01/15/32 2,240 3,158
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 65
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 800 997
Kraft Heinz Foods Co.
6.875% due 01/26/39 377 517
7.125% due 08/01/39 (Þ) 428 607
5.000% due 06/04/42 340 393
Series WI
5.200% due 07/15/45 855 1,012
4.875% due 10/01/49 788 904
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,088
L Brands, Inc.
7.600% due 07/15/37 65 78
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,770 1,844
5.054% due 04/27/45 260 329
Lam Research Corp.
1.900% due 06/15/30 510 499
2.875% due 06/15/50 210 202

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Las Vegas Sands Corp.
3.200% due 08/08/24 960 1,007
2.900% due 06/25/25 6,873 7,134
Lehman Brothers Holdings, Inc.
0.001% due 09/27/27 (Ø)(Æ) 735 5
6.875% due 05/02/49 (Ø)(Æ) 682 5
6.625% due 12/31/49 (Ø)(Æ) 456 3
Lennar Corp.
4.500% due 04/30/24 220 240
Series WI
5.000% due 06/15/27 20 23
4.750% due 11/29/27 100 116
Lennox International, Inc.
1.700% due 08/01/27 400 398
Liberty Interactive LLC
8.250% due 02/01/30 294 339
Lockheed Martin Corp.
1.850% due 06/15/30 520 512
4.500% due 05/15/36 100 122
Series B
6.150% due 09/01/36 2,696 3,799
Lowe's Cos., Inc.
4.500% due 04/15/30 210 245
1.700% due 10/15/30 510 477
3.000% due 10/15/50 660 623
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 345 310
6.375% due 03/15/37 50 49
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 352 384
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,175
Markel Corp.
5.000% due 05/20/49 2,599 3,324
Marriott International, Inc.
3.750% due 10/01/25 1,013 1,091
Series FXD
3.600% due 04/15/24 400 426
Series WI
3.750% due 03/15/25 3,157 3,383
Mars, Inc.
3.200% due 04/01/30 (Þ) 180 195
2.375% due 07/16/40 (Þ) 940 870
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 1,335 1,401
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 790 791
Mastercard , Inc.
3.300% due 03/26/27 480 530
1.900% due 03/15/31 920 913
3.850% due 03/26/50 680 778
Mattel, Inc.
6.200% due 10/01/40 73 89
McDonald's Corp.
3.500% due 07/01/27 3,889 4,302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 07/01/30 310 342
4.450% due 03/01/47 300 353
4.450% due 09/01/48 300 356
3.625% due 09/01/49 60 63
4.200% due 04/01/50 530 610
MDC Holdings, Inc.
2.500% due 01/15/31 1,120 1,082
6.000% due 01/15/43 790 1,023
Merck & Co., Inc.
1.450% due 06/24/30 290 276
2.350% due 06/24/40 420 389
2.450% due 06/24/50 370 327
Microchip Technology, Inc.
0.972% due 02/15/24 (Þ) 1,620 1,618
Microsoft Corp.
3.300% due 02/06/27 70 77
3.500% due 02/12/35 2,633 2,977
3.450% due 08/08/36 450 502
2.525% due 06/01/50 1,110 1,034
2.921% due 03/17/52 1,170 1,169
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,047
3.650% due 04/15/29 160 179
3.150% due 04/15/50 370 379
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 3,000
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 950 1,043
Molson Coors Brewing Co.
4.200% due 07/15/46 160 170
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 403 412
2.250% due 09/19/24 (Þ) 1,696 1,776
1.875% due 10/15/32 3,796 3,579
2.625% due 09/04/50 250 219
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 733
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 135
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 560 563
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 296
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 263
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 1,020 1,033
2.802% due 01/25/52 (SOFR +
1.430%)(Ê) 1,230 1,137
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 46
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 110 113
Motiva Enterprises LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 01/15/40 (Þ) 615 753
MPLX, LP
4.800% due 02/15/29 430 496
4.500% due 04/15/38 690 758
5.500% due 02/15/49 290 352
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 410 431
4.625% due 08/01/29 390 413
Murphy Oil Corp.
7.050% due 05/01/29 30 32
5.875% due 12/01/42 91 85
Nasdaq, Inc.
0.445% due 12/21/22 3,609 3,611
2.500% due 12/21/40 460 415
Navient Corp.
Series MTN
5.625% due 08/01/33 460 430
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,092
Netflix, Inc.
6.375% due 05/15/29 130 163
5.375% due 11/15/29 (Þ) 290 344
4.875% due 06/15/30 (Þ) 380 441
Nevada Power Co.
5.450% due 05/15/41 1,389 1,798
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 740 795
4.450% due 05/15/69 (Þ) 180 217
Newell Brands, Inc.
3.850% due 04/01/23 264 278
4.200% due 04/01/26 570 635
5.375% due 04/01/36 118 147
5.500% due 04/01/46 85 109
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,088
NIKE, Inc.
2.250% due 05/01/23 419 434
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 2,989
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 680 699
Northrop Grumman Corp.
5.150% due 05/01/40 570 724
5.250% due 05/01/50 370 495
Series 000N
4.030% due 10/15/47 730 822
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 500 559
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 2,150 2,184
3.625% due 09/30/59 (Þ) 280 291
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,490 1,495
Nuveen LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/01/28 (Þ) 400 455
NVIDIA Corp.
3.500% due 04/01/40 190 208
3.500% due 04/01/50 10 11
3.700% due 04/01/60 80 88
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 300 321
Occidental Petroleum Corp.
5.550% due 03/15/26 350 376
3.400% due 04/15/26 350 346
3.000% due 02/15/27 1,240 1,183
7.500% due 05/01/31 155 185
6.450% due 09/15/36 539 612
7.950% due 06/15/39 170 207
4.300% due 08/15/39 323 285
6.200% due 03/15/40 572 608
4.500% due 07/15/44 175 156
4.625% due 06/15/45 200 181
6.600% due 03/15/46 353 389
4.100% due 02/15/47 922 768
Oceaneering International, Inc.
4.650% due 11/15/24 355 347
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 632 678
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 310 312
Oracle Corp.
3.900% due 05/15/35 3,643 3,954
3.950% due 03/25/51 1,430 1,488
4.100% due 03/25/61 1,350 1,411
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 224
3.112% due 02/15/40 50 50
Ovintiv , Inc.
6.500% due 08/15/34 533 680
5.150% due 11/15/41 283 298
Pacific Gas and Electric Co.
1.750% due 06/16/22 1,410 1,411
4.250% due 08/01/23 530 566
2.100% due 08/01/27 410 400
2.500% due 02/01/31 260 245
3.300% due 08/01/40 60 53
3.500% due 08/01/50 110 95
PacifiCorp
6.000% due 01/15/39 970 1,338
4.100% due 02/01/42 1,710 1,962
Pactiv LLC
7.950% due 12/15/25 202 225
8.375% due 04/15/27 125 142
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 50 53
PayPal Holdings, Inc.
2.400% due 10/01/24 3,698 3,899
1.650% due 06/01/25 390 401
2.300% due 06/01/30 610 615

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/01/50 190 192
PepsiCo, Inc.
2.625% due 03/19/27 3,351 3,594
1.625% due 05/01/30 170 164
Pfizer, Inc.
2.550% due 05/28/40 210 202
2.700% due 05/28/50 370 345
Philip Morris International, Inc.
2.875% due 05/01/24 750 798
3.250% due 11/10/24 3,543 3,846
2.100% due 05/01/30 300 292
1.750% due 11/01/30 1,340 1,263
Phillips 66
4.650% due 11/15/34 3,529 4,123
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,300 1,229
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 1,080 896
Plains All American Pipeline, LP / PAA
Finance Corp.
6.650% due 01/15/37 2,901 3,450
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,305
4.375% due 06/15/45 342 395
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,605
3.000% due 03/25/30 260 282
1.200% due 10/29/30 590 552
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,024
Prologis, LP
1.250% due 10/15/30 800 737
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 2,869 3,319
PulteGroup, Inc.
7.875% due 06/15/32 187 264
Range Resources Corp.
5.000% due 03/15/23 225 230
8.250% due 01/15/29 (Þ) 540 586
Series WI
4.875% due 05/15/25 640 636
9.250% due 02/01/26 1,020 1,120
Raymond James Financial, Inc.
3.750% due 04/01/51 630 672
Raytheon Technologies Corp.
3.650% due 08/16/23 19 20
Series WI
3.200% due 03/15/24 3,032 3,237
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,142
Republic Services, Inc.
2.500% due 08/15/24 3,620 3,822
3.375% due 11/15/27 1,300 1,426
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,450
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 97
4.950% due 07/15/29 (Þ) 289 295
4.800% due 05/15/30 (Þ) 300 294
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 539 624
7.500% due 10/15/27 100 118
3.700% due 03/15/28 170 162
S&P Global, Inc.
1.250% due 08/15/30 270 249
3.250% due 12/01/49 110 115
2.300% due 08/15/60 210 173
Series WI
2.950% due 01/22/27 1,271 1,370
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 373 418
4.832% due 05/01/48 (Þ) 845 994
Safeway, Inc.
7.250% due 02/01/31 356 413
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 406
Series VVV
1.700% due 10/01/30 940 898
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 1,456 1,559
Series WI
3.244% due 10/05/26 1,550 1,653
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 374
Senior Housing Properties Trust
4.750% due 05/01/24 440 454
4.750% due 02/15/28 383 383
Service Properties Trust
4.500% due 06/15/23 340 347
4.350% due 10/01/24 1,198 1,192
4.750% due 10/01/26 220 215
4.375% due 02/15/30 565 525
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,809
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 3,703 3,888
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,161
Simon Property Group, LP
3.500% due 09/01/25 720 787
3.800% due 07/15/50 3,289 3,481
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,515 2,811
Southern California Edison Co.
2.250% due 06/01/30 1,020 995

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 02/01/50 690 692
Series C
4.125% due 03/01/48 470 501
Southern Copper Corp.
5.250% due 11/08/42 240 293
Southern Power Co.
Series F
4.950% due 12/15/46 3,139 3,641
Southwest Airlines Co.
4.750% due 05/04/23 3,684 3,985
5.250% due 05/04/25 250 286
Southwestern Energy Co.
6.200% due 01/23/25 287 310
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,078
Spirit AeroSystems , Inc.
4.600% due 06/15/28 460 450
Sprint Capital Corp.
8.750% due 03/15/32 761 1,128
Starbucks Corp.
2.550% due 11/15/30 3,760 3,802
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 358
6.100% due 02/15/42 2,633 3,033
5.300% due 04/01/44 50 53
Synchrony Financial
5.150% due 03/19/29 2,751 3,194
Sysco Corp.
3.250% due 07/15/27 3,573 3,865
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 249
4.875% due 02/01/31 (Þ) 270 282
4.000% due 01/15/32 (Þ) 1,520 1,493
Target Corp.
3.375% due 04/15/29 510 565
TCI Communications, Inc.
7.875% due 02/15/26 2,358 3,076
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 498
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 213
Tenet Healthcare Corp.
6.875% due 11/15/31 255 284
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,780 1,807
Texas Eastern Transmission, LP
2.800% due 10/15/22 (Þ) 290 297
4.150% due 01/15/48 (Þ) 1,000 1,052
Texas Instruments, Inc.
2.900% due 11/03/27 450 488
2.250% due 09/04/29 940 952
1.750% due 05/04/30 270 262
3.875% due 03/15/39 750 869
Thermo Fisher Scientific, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.300% due 02/01/44 2,813 3,720
Time Warner Cable LLC
6.550% due 05/01/37 320 425
7.300% due 07/01/38 960 1,362
6.750% due 06/15/39 70 95
5.500% due 09/01/41 2,500 2,994
Time Warner Entertainment Co., LP
8.375% due 03/15/23 2,157 2,462
8.375% due 07/15/33 340 502
TJX Cos., Inc. (The)
3.500% due 04/15/25 310 339
3.750% due 04/15/27 90 101
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
6.000% due 04/15/24 10 10
2.625% due 02/15/29 400 390
3.875% due 04/15/30 (Þ) 1,160 1,264
2.550% due 02/15/31 (Þ) 3,509 3,452
2.875% due 02/15/31 460 449
3.000% due 02/15/41 (Þ) 1,150 1,075
3.300% due 02/15/51 (Þ) 690 643
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 1,130 1,276
Series WI
7.850% due 02/01/26 1,940 2,469
3.250% due 05/15/30 190 200
Trinity Industries, Inc.
4.550% due 10/01/24 415 438
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,811
Unilever Capital Corp.
2.600% due 05/05/24 3,447 3,651
Union Pacific Corp.
3.500% due 06/08/23 3,895 4,136
2.891% due 04/06/36 (Þ) 950 955
3.750% due 02/05/70 320 332
Series WI
3.839% due 03/20/60 390 416
United Airlines Pass-Through Trust
4.875% due 01/15/26 1,339 1,399
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 140 145
United Continental Holdings, Inc.
4.250% due 10/01/22 740 754
United Parcel Service, Inc.
2.500% due 04/01/23 4,018 4,182
United States Steel Corp.
6.650% due 06/01/37 278 284
United Technologies Corp.
4.625% due 11/16/48 690 842
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 148
2.875% due 08/15/29 400 425
2.000% due 05/15/30 660 653
5.800% due 03/15/36 2,785 3,783
5.700% due 10/15/40 400 555

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unum Group
4.500% due 12/15/49 3,195 3,270
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 3,090 3,053
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,514
Valero Energy Corp.
7.500% due 04/15/32 2,499 3,390
VEREIT Operating Partnership, LP
4.600% due 02/06/24 3,113 3,407
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,565
2.100% due 03/22/28 290 293
3.150% due 03/22/30 150 159
7.750% due 12/01/30 340 490
2.550% due 03/21/31 520 521
4.500% due 08/10/33 1,490 1,756
6.400% due 09/15/33 521 701
5.250% due 03/16/37 890 1,134
2.650% due 11/20/40 310 287
3.400% due 03/22/41 930 953
3.850% due 11/01/42 60 65
4.125% due 08/15/46 270 302
5.500% due 03/16/47 50 67
4.000% due 03/22/50 180 196
2.875% due 11/20/50 900 819
3.550% due 03/22/51 2,510 2,550
2.987% due 10/30/56 (Þ) 220 197
3.000% due 11/20/60 1,410 1,259
3.700% due 03/22/61 4,550 4,602
Series WI
4.329% due 09/21/28 166 191
4.862% due 08/21/46 390 483
ViacomCBS , Inc.
6.875% due 04/30/36 2,934 4,067
Visa, Inc.
2.050% due 04/15/30 180 182
2.700% due 04/15/40 260 258
Series DMTN
2.750% due 09/15/27 3,289 3,535
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 3,936 4,140
Vontier Corp.
1.800% due 04/01/26 (Þ) 630 628
2.400% due 04/01/28 (Þ) 1,530 1,509
Vornado Realty Trust
3.500% due 01/15/25 3,391 3,599
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,410
Wachovia Corp.
5.500% due 08/01/35 3,040 3,833
Wal-Mart Stores, Inc.
2.650% due 12/15/24 3,274 3,505
Walmart, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 06/26/23 1,019 1,085
3.700% due 06/26/28 300 340
4.050% due 06/29/48 430 516
Walt Disney Co. (The)
Series WI
6.400% due 12/15/35 2,193 3,138
6.650% due 11/15/37 200 296
5.400% due 10/01/43 450 607
Waste Management, Inc.
3.150% due 11/15/27 720 783
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 135
3.000% due 10/23/26 450 485
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 539
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 4,251 4,377
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 690 799
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 602
5.375% due 11/02/43 470 597
4.750% due 12/07/46 390 466
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 1,670 2,168
Western Gas Partners, LP
5.500% due 08/15/48 160 163
Western Midstream Operating, LP
2.288% due 01/13/23 (USD 3 Month
LIBOR + 2.100%)(Ê) 650 644
3.100% due 02/01/25 390 412
4.650% due 07/01/26 520 557
4.500% due 03/01/28 130 138
4.050% due 02/01/30 1,130 1,233
5.450% due 04/01/44 870 915
5.300% due 03/01/48 500 513
5.250% due 02/01/50 817 924
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 402
8.750% due 03/15/32 2,135 3,194
WPX Energy, Inc.
5.250% due 10/15/27 91 97
5.875% due 06/15/28 519 573
4.500% due 01/15/30 790 851
Wyeth
6.000% due 02/15/36 2,479 3,466
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 131
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 760 821
Xerox Corp.
4.800% due 03/01/35 455 450
Yum! Brands, Inc.
6.875% due 11/15/37 81 98
928,070

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 11.4%
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 460 438
3.875% due 04/16/50 (Þ) 1,380 1,529
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 390 436
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,391
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 208
4.500% due 09/15/23 470 506
4.875% due 01/16/24 3,327 3,646
3.150% due 02/15/24 1,100 1,156
1.750% due 01/30/26 1,510 1,481
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 4,131
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 640 617
2.700% due 02/09/41 750 699
3.150% due 02/09/51 1,430 1,353
Series WI
3.600% due 11/28/24 2,950 3,200
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 13,279 13,296
America Movil SAB de CV
3.125% due 07/16/22 3,061 3,152
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 3,257 3,523
4.750% due 04/10/27 (Þ) 480 552
4.500% due 03/15/28 (Þ) 930 1,056
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 490 585
5.550% due 01/23/49 770 996
4.500% due 06/01/50 300 344
ArcelorMittal SA
4.550% due 03/11/26 1,160 1,288
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 49
0.500% due 07/09/30 (~)(Ê) 2,195 795
1.125% due 07/09/35 (~)(Ê) 473 149
2.500% due 07/09/41 (~)(Ê) 1,530 547
AstraZeneca PLC
3.125% due 06/12/27 3,226 3,509
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 480 508
2.875% due 02/15/25 (Þ) 1,700 1,738
4.250% due 04/15/26 (Þ) 2,400 2,559
Avon Products, Inc.
8.950% due 03/15/43 72 92
Baidu, Inc.
3.500% due 11/28/22 3,402 3,540
Banco de Bogota SA
Series EMTQ
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 08/03/27 (Þ) 2,846 3,026
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 3,167
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 680 808
Banco Mercantil Del Norte SA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.353%)(Ê)(ƒ)(Þ) 200 222
Banco Santander SA
3.848% due 04/12/23 3,628 3,857
Bancolombia SA
3.000% due 01/29/25 3,257 3,338
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,689
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,460
Bank of Montreal
0.450% due 12/08/23 3,608 3,611
Bank of Nova Scotia (The)
1.625% due 05/01/23 3,300 3,380
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 256 353
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 642
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 2,140 2,459
4.950% due 01/10/47 3,234 3,952
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 2,600 2,875
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 620 704
Barrick NA Finance LLC
5.700% due 05/30/41 600 784
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 2,779 3,102
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 2,040
Bell Canada
Series US-3
0.750% due 03/17/24 3,538 3,534
Bell Telephone Co. of Canada (The)
Series US-4
3.650% due 03/17/51 270 280
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,390 1,373
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 2,880 3,061
BNP Paribas SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 01/10/24 (Þ) 3,335 3,598
3.375% due 01/09/25 (Þ) 320 345
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 592
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,620 1,669
4.400% due 08/14/28 (Þ) 1,490 1,698
2.824% due 01/26/41 (Þ) 1,220 1,122
BOC Aviation, Ltd.
2.625% due 09/17/30 (Þ) 2,020 1,953
BP Capital Markets PLC
2.750% due 05/10/23 128 134
3.119% due 05/04/26 869 932
British Telecommunications PLC
9.625% due 12/15/30 130 203
4.250% due 11/08/49 (Þ) 230 254
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,186
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 3,693 3,730
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,319
Cedar Funding, Ltd.
Series 2021-6A Class ARR
1.000% due 04/20/34 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 5,920 5,926
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,689
Series WI
5.500% due 11/02/47 1,297 1,521
Cenovus Energy, Inc.
6.750% due 11/15/39 41 52
Series WI
5.400% due 06/15/47 66 75
CI Financial Corp.
3.200% due 12/17/30 2,590 2,639
CIFC Funding, Ltd.
Series 2017-2A Class A
2.375% due 04/20/30 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 5,084 5,085
Colombia Government International
Bond
5.625% due 02/26/44 320 363
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 218
3.348% due 02/09/31 (Þ) 360 346
4.677% due 02/09/51 (Þ) 280 261
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 518
3.743% due 09/12/39 (Þ) 540 570
3.305% due 03/11/41 (Þ) 610 600
Cooperatieve Rabobank UA
4.625% due 12/01/23 1,190 1,306
4.375% due 08/04/25 1,300 1,449
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 4,044
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 210 254
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 260
6.250% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 2,380 2,570
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 2,790 3,033
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 2,280 2,439
Series WI
3.800% due 09/15/22 4,002 4,172
4.875% due 05/15/45 3,248 3,895
Danone SA
2.589% due 11/02/23 (Þ) 2,975 3,106
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 246
5.375% due 01/12/24 (Þ) 3,960 4,411
Delhaize America, Inc.
9.000% due 04/15/31 809 1,235
Deutsche Bank AG
3.950% due 02/27/23 3,100 3,268
3.700% due 05/30/24 3,071 3,294
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 736
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 703 731
3.600% due 01/19/27 (Þ) 3,196 3,523
8.750% due 06/15/30 160 238
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 3,082
DNB Bank ASA
2.150% due 12/02/22 (Þ) 3,189 3,278
Ecopetrol SA
5.875% due 05/28/45 570 607
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 253
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 802 838
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 129 139

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,121
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,158
Eni SpA
5.700% due 10/01/40 (Þ) 1,500 1,823
Fairfax Financial Holdings, Ltd.
Series 144a
3.375% due 03/03/31 (Þ) 670 676
Series WI
4.850% due 04/17/28 3,005 3,383
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 300 306
7.500% due 04/01/25 (Þ) 220 228
6.875% due 10/15/27 (Þ) 2,180 2,393
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.113% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 436 435
Fresnillo PLC
4.250% due 10/02/50 (Þ) 930 911
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,972
GFL Enviromental , Inc. 2020 Term Loan
3.500% due 05/31/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 76 76
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,112
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 256
4.125% due 03/12/24 (Þ) 2,430 2,630
1.625% due 09/01/25 (Þ) 760 765
4.000% due 03/27/27 (Þ) 565 624
3.875% due 10/27/27 (Þ) 110 121
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.087% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 1,146 1,131
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,050 1,121
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,184
HSBC Holdings PLC
4.250% due 08/18/25 670 743
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,720 1,759
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 230
2.848% due 06/04/31 (SOFR +
2.387%)(Ê) 840 849
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,295
Indonesia Government International
Bond
3.500% due 01/11/28 240 260
Industrial and Commercial Bank of
China, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.957% due 11/08/22 962 991
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 3,070 3,152
3.375% due 01/12/23 (Þ) 2,323 2,421
5.017% due 06/26/24 (Þ) 1,340 1,456
5.710% due 01/15/26 (Þ) 400 449
3.875% due 01/12/28 (Þ) 1,171 1,251
Series X
4.700% due 09/23/49 (Þ) 700 790
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 3,747 3,961
4.750% due 09/15/24 (Þ) 652 714
Israel Government International Bond
2.750% due 07/03/30 500 526
Italy Government International Bond
3.875% due 05/06/51 3,900 3,874
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 321
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 870 829
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 6,782 6,782
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)(ƒ) 210 237
4.344% due 01/09/48 2,984 3,311
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 225 301
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 580 671
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,999
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.292% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,856
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 67
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 360 372
7.125% due 02/01/27 (Þ) 670 715
5.875% due 02/01/29 (Þ) 430 441
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,565
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 820 873
MercadoLibre , Inc.
2.375% due 01/14/26 200 199
3.125% due 01/14/31 1,480 1,416
Methanex Corp.
5.650% due 12/01/44 477 486
Mexico Government International Bond

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.350% due 01/15/47 2,430 2,426
National Bank of Canada
2.150% due 10/07/22 (Þ) 1,697 1,741
2.100% due 02/01/23 2,377 2,444
Natwest Group PLC
3.875% due 09/12/23 280 301
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 1,520 1,590
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 756
8.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 7.598%)(Ê)(ƒ) 1,080 1,101
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 2,179 2,227
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 859
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,190 2,291
3.522% due 09/17/25 (Þ) 1,040 1,112
4.345% due 09/17/27 (Þ) 940 1,029
4.810% due 09/17/30 (Þ) 970 1,077
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 3,614 3,878
Novartis Capital Corp.
2.000% due 02/14/27 3,429 3,543
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 890 882
Nutrien , Ltd.
5.875% due 12/01/36 2,542 3,380
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 2,760 2,760
Panama Government International Bond
2.252% due 09/29/32 1,150 1,098
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 71
Peruvian Government International Bond
2.783% due 01/23/31 610 610
Petrobras Global Finance BV
5.999% due 01/27/28 490 554
6.900% due 03/19/49 1,580 1,778
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 845
POSCO
2.375% due 01/17/23 (Þ) 3,577 3,667
Prosus NV
4.850% due 07/06/27 (Þ) 3,393 3,816
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ)(Ø)(Æ) 450 182
7.875% due 06/15/27 (~)(Ê)(Þ)(Ø)(Æ) 400 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 570 389
7.450% due 06/01/27 (~)(Ê)(Þ) 750 439
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 1,000 1,227
4.400% due 04/16/50 (Þ) 410 477
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,190
Republic of Paraguay Government
International Bond
5.400% due 03/30/50 (Þ) 790 890
RESIMAC Premier
1.274% due 02/07/52 (Þ) 3,060 3,071
Resimac , Ltd.
Series 2021-1A Class A1
0.842% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 6,206 6,206
Reynolds American, Inc.
5.850% due 08/15/45 310 357
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 1,011
Royal Bank of Canada
Series GMTN
3.700% due 10/05/23 3,268 3,526
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,153
Sands China, Ltd.
Series WI
4.600% due 08/08/23 1,292 1,381
5.125% due 08/08/25 3,676 4,092
3.800% due 01/08/26 410 434
5.400% due 08/08/28 820 929
Santander UK PLC
2.100% due 01/13/23 2,736 2,815
5.000% due 11/07/23 (Þ) 988 1,083
5.625% due 09/15/45 (Þ) 2,653 3,344
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,266
Schneider Electric SE
2.950% due 09/27/22 (Þ) 3,266 3,378
Shell International Finance BV
4.375% due 05/11/45 750 886
4.000% due 05/10/46 430 483
3.250% due 04/06/50 520 522
Siemens Financieringsmaatschappij NV
0.400% due 03/11/23 (Þ) 582 583
Class C
2.900% due 05/27/22 (Þ) 1,245 1,280
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,667
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,635
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,989
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,081

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 400 402
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 336
STERIS Irish FinCo Unlimited Co.
2.700% due 03/15/31 620 619
3.750% due 03/15/51 260 263
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 3,425 3,544
Suncor Energy, Inc.
5.350% due 07/15/33 2,824 3,401
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 541
Teck Resources, Ltd.
6.000% due 08/15/40 20 24
6.250% due 07/15/41 200 254
5.400% due 02/01/43 230 272
Series WI
3.900% due 07/15/30 1,000 1,063
Telecom Italia Capital SA
6.375% due 11/15/33 209 246
6.000% due 09/30/34 343 386
7.200% due 07/18/36 140 173
7.721% due 06/04/38 379 497
Telefonica Emisiones SA
4.570% due 04/27/23 3,547 3,820
5.213% due 03/08/47 600 711
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,078
3.840% due 04/22/51 (Þ) 1,470 1,498
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 151
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 1,130 1,119
3.150% due 10/01/26 370 347
Series WI
6.000% due 04/15/24 220 232
7.125% due 01/31/25 620 676
Toronto-Dominion Bank (The)
0.450% due 09/11/23 3,577 3,579
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,217
Total Capital International SA
3.750% due 04/10/24 2,826 3,091
TransAlta Corp.
6.500% due 03/15/40 434 497
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 2,818 3,230
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 500 531
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 3,154 3,415
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 1,200 1,350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.390% due 01/15/50 (Þ) 1,794 2,046
UBS AG
4.500% due 06/26/48 (Þ) 750 933
UBS Group AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,510 2,769
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 1,581 1,876
Valaris PLC
4.875% due 06/01/22 333 44
Viterra Finance BV
3.200% due 04/21/31 (Þ) 930 921
Vodafone Group PLC
6.150% due 02/27/37 190 256
5.250% due 05/30/48 150 189
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 466 568
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 3,453 3,560
Voya CLO, Ltd.
Series 2020-1A Class AR
2.279% due 04/15/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,532 1,533
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 640 667
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 479
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 1,430 1,505
5.125% due 12/15/29 (Þ) 200 204
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 350
462,819
Loan Agreements - 0.4%
Aecom Technology Corp. 2021 Term
Loan B
0.000% due 04/09/28 (~)(Ê)(v) 600 599
Alterra Mountain Co. Term Loan B1
2.863% due 06/29/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 587 577
Asurion LLC  2020 Term Loan B8
3.363% due 12/18/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 534 530
Asurion LLC 1st Lien Term Loan B7
3.113% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 756 751
Asurion LLC Term Loan
3.363% due 08/03/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 280 278

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bausch Health Americas, Inc. Term
Loan B
2.863% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 80 80
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.863% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 625 618
Caesars Resort Collection LLC Term
Loan
4.613% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 597 598
Eyecare Partners LLC Term Loan
3.863% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 317 313
Focus Financial Partners LLC Term Loan
2.113% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 620 612
Garda World Security Corp. 2021 Term
Loan B
4.360% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 275
Genesee & Wyoming, Inc. New Term
Loan
2.203% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 364 363
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (USD 2 Month
LIBOR  + 2.500%)(Ê) 551 543
Harbor Freight Tools USA, Inc. 2020
Term Loan B
3.750% due 10/14/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 489 488
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR  + 2.750%)(Ê) 730 726
Nexstar Broadcasting, Inc. Term Loan B4
2.615% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,368 1,361
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 460 457
Phoenix Guarantor, Inc. Term Loan B
3.354% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 482 476
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 12 Month
LIBOR  + 2.750%)(Ê) 956 954
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 6 Month
LIBOR  + 3.750%)(Ê) 341 336
UFC Holdings LLC 2021 Term Loan B
3.750% due 04/29/26 (USD 6 Month
LIBOR  + 3.000%)(Ê) 874 870
United Airlines, Inc. 2021 Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 510 516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verscend Holding Corp. 2021 Term
Loan B
4.177% due 08/27/25 (USD 3 Month
LIBOR  + 4.000%)(Ê) 570 570
VICI Properties, Inc. Replacement Term
Loan B
1.858% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 960 949
Virgin Media Bristol LLC Term Loan N
2.615% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,311 1,299
Zebra Buyer LLC Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 1,070 1,068
16,207
Mortgage-Backed Securities - 17.7%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,061
Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 150 132
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,663 1,119
Series 2006-OC10 Class 2A1
0.242% due 11/25/36 (USD 1 Month
LIBOR + 0.180%)(Ê) — —
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 1,249 1,264
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 259 260
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 507 497
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 201 208
Bellemeade Re, Ltd.
Series 2018-1A Class M2
3.050% due 04/25/28 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 3,510 3,514
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,000 4,042
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 3,293 3,318
Benchmark Mortgage Trust
Series 2020-IG1 Class A3
2.687% due 09/15/43 10,696 11,116
Series 2020-IG3 Class A4
2.437% due 09/15/48 (Þ) 8,722 8,891
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,492

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CHL Mortgage Pass-Through Trust
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,087 1,430
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 700 649
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 401 405
Commercial Mortgage Trust
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,190
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,057
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 4,040 3,831
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,701
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,249
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,775
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,676
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 2,320 2,358
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,628
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,158
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,627
Fannie Mae
2.600% due 2031 1,680 1,779
5.500% due 2034 307 356
4.500% due 2035 1,562 1,792
5.500% due 2035 206 239
6.000% due 2035 213 250
5.500% due 2036 399 464
5.500% due 2037 121 141
6.000% due 2039 160 190
5.500% due 2040 2,244 2,615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2041 1,312 1,516
6.000% due 2041 610 724
3.500% due 2045 3,442 3,739
4.000% due 2045 2,313 2,545
3.000% due 2046 642 686
3.500% due 2046 866 937
4.500% due 2046 1,714 1,925
3.000% due 2047 9,391 9,944
3.500% due 2047 1,515 1,645
4.000% due 2047 2,358 2,557
4.500% due 2048 5,532 6,114
5.000% due 2048 4,062 4,504
3.000% due 2049 24,640 26,226
3.500% due 2049 115 125
4.000% due 2049 3,837 4,212
5.000% due 2049 280 309
2.000% due 2050 7,004 7,096
2.500% due 2050 25,398 26,443
3.000% due 2050 20,357 21,739
3.500% due 2050 3,899 4,207
2.000% due 2051 24,063 24,326
2.500% due 2051 60,462 62,797
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 5 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 7 1
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 10 2
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 3 1
Fannie Mae Connecticut Avenue
Securities Trust
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 1,094 1,108
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,434 1,445
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 8 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 25 5
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 26 6
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 118 25

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 20 3
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 26 5
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 12 2
Series 2005-117 Class LC
5.500% due 11/25/35 339 355
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 15 15
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 133 131
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 3,901 855
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 4,064 918
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 4,645 588
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 3,867 472
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 5,818 730
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 6,113 884
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 2,564 448
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 2,743 486
Freddie Mac
6.000% due 2038 767 909
4.500% due 2039 2,979 3,372
5.500% due 2039 352 410
5.500% due 2040 556 649
4.000% due 2041 3,515 3,900
5.500% due 2041 806 941
4.000% due 2044 1,872 2,067
3.500% due 2045 7,536 8,205
3.000% due 2046 11,174 11,990
4.000% due 2046 1,142 1,247
4.500% due 2046 296 327
3.000% due 2047 3,091 3,298
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2048 379 404
4.000% due 2048 1,455 1,598
4.500% due 2048 3,685 4,039
3.000% due 2049 1,435 1,523
2.500% due 2050 13,040 13,655
3.000% due 2050 17,449 18,571
2.000% due 2051 91,325 92,349
2.500% due 2051 58,591 60,848
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 177 27
Series 2000-2247 Class SC
Interest Only STRIP
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 7 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 15 3
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 4 1
Series 2003-2624 Class QH
5.000% due 06/15/33 203 234
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 31 7
Series 2006-R007 Class ZA
6.000% due 05/15/36 759 896
Series 2012-4045 Class HD
4.500% due 07/15/41 484 518
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 4,082 479
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 5,148 652
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 10,206 1,656
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 4,249 619
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 5,424 786
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 5,192 960
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 4,545 888
Freddie Mac Strips
Series 1998-191 Class IO

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
8.000% due 01/01/28 5 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 10 1
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 11 2
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 16 3
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 354 359
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 879 880
Ginnie Mae I
4.500% due 2039 4,749 5,472
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 20 3
Series 2014-190 Class PL
3.500% due 12/20/44 2,375 2,597
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 2,302 271
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 5,942 752
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 6,085 797
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 6,138 850
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 6,750 811
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 20,671 2,784
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 1,934 247
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 1,910 228
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 5,819 760
Series 2021-23 Class IA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 02/20/51 4,162 534
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 3,580 485
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,657
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,501
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,093
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 3,255 3,218
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,302
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,530 5,509
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,760 3,737
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.679% due 03/25/37 (~)(Ê) 561 541
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 158 159
JPMorgan Mortgage Trust
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,345 1,362
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 454 463
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 676 692
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 1,441 1,471
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 19,720 20,288
JPMorgan Wealth Mangement
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 3,094 3,196
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.109% due 07/15/44 (~)(Ê) 113 112
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 8,100
Morgan Stanley Capital I Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,349 1,060
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 8,380 8,410
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,220
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,194
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 198
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,500
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.637% due 10/26/36 (USD 1 Month
LIBOR + 0.150%)(Ê)(Þ) 1,175 1,173
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,272 1,295
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,826
Oaktown Re VI Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 12,051
Preston Ridge Partners Mortgage LLC
Series 2020-5 Class A1
3.104% due 11/25/25 (~)(Ê)(Þ) 1,385 1,396
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 2,308 2,315
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Š)(Þ) 5,613 5,613
Radnor RE, Ltd.
Series 2019-1 Class M2
3.306% due 02/25/29 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,245 4,255
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,401
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 1,055 1,122
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 1,083 1,106
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 239 230
Series 2004-AR8 Class A1
0.874% due 05/19/35 (USD 1 Month
LIBOR + 0.680%)(Ê) 675 673
Towd Point Mortgage Trust
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 3,789 3,788
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2006-AR10 Class 1A1
3.718% due 09/25/36 (~)(Ê) 1,481 1,463
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 2,667 2,660
Series 2007-HY5 Class 3A1
3.558% due 05/25/37 (~)(Ê) 1,285 1,258
Wells Fargo Mortgage-Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 13,663 14,022
713,773
Municipal Bonds - 0.0%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 413
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 524
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 830 812
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 70
1,819
Non-US Bonds - 6.9%
Andorra International Bond
1.250% due 05/06/31 EUR 12,100 14,703
Australia Government International
Bond
Series 155
2.500% due 05/21/30 AUD 30,715 25,578
Avoca CLO XXIII DAC
1.000% due 04/15/34 (~)(Ê)(Þ) EUR 5,932 7,132
Banque Centrale de Tunisie International
Bond
Series REGS
6.750% due 10/31/23 EUR 8,030 9,362
6.375% due 07/15/26 EUR 6,217 7,033
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 3,814 4,769
Carin CLO VIII BV
0.860% due 10/30/30 EUR 8,400 10,115
Cheshire PLC
0.950% due 08/20/45 GBP 13,163 18,165
China Government International Bond

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 11/25/35 EUR 732 863
Crosthwaite Park CLO DAC
1.000% due 03/18/34 EUR 1,895 2,279
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 2,265 3,057
Eurosail -UK PLC
0.780% due 09/13/45 GBP 2,893 3,927
Hellenic Bank PCL
1.875% due 01/24/52 (Þ) EUR 1,881 2,197
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/24 EUR 10,796 14,641
2.150% due 03/01/72 (Þ) EUR 1,286 1,483
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 4,500,000 41,279
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 1,632,600 15,941
Last Mile Securities
0.900% due 08/17/31 EUR 3,720 4,473
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 28,250 1,511
Mexico Government International Bond
2.125% due 10/25/51 EUR 6,116 6,022
4.000% due 03/15/15 EUR 4,041 5,098
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,428 3,291
North Macedonia Government
International Bond
Series REGS
1.625% due 03/10/28 EUR 3,130 3,637
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 10,476 14,321
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 48,100 2,095
Series REGS
7.190% due 09/12/24 MXN 255,242 11,844
Republic of Romania Government
International Bond
Series REGS
2.625% due 12/02/40 EUR 5,711 6,726
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 52,331 2,926
RMAC Securities No. 1 PLC
0.230% due 06/12/44 GBP 1,791 2,386
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 1,489 1,995
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,205 4,277
St Paul's CLO
0.920% due 04/15/33 EUR 3,800 4,579
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.899% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 1,593 2,216
Series 2021-UK1A Class B
1.349% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,220 1,696
Titulos De Tesoreria
Series B
7.000% due 06/30/32 COP 18,204,700 4,765
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 5,740 7,883
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 3,781 5,225
279,490
United States Government Treasuries - 14.2%
United States Treasury Notes
0.125% due 05/31/22 10,020 10,026
1.875% due 05/31/22 4,122 4,202
2.125% due 06/30/22 30,941 31,671
1.625% due 08/15/22 14,390 14,675
1.625% due 12/15/22 10,850 11,113
1.375% due 02/15/23 54,899 56,104
1.750% due 05/15/23 16,855 17,392
1.375% due 06/30/23 1,925 1,974
1.250% due 07/31/23 8,245 8,437
2.875% due 10/31/23 8,768 9,341
2.750% due 02/15/24 32,230 34,428
0.250% due 03/15/24 16,186 16,158
2.125% due 03/31/24 35,924 37,797
0.375% due 04/15/24 680 681
1.250% due 08/31/24 1,735 1,782
2.000% due 02/15/25 5,125 5,406
2.000% due 08/15/25 6,858 7,245
3.000% due 10/31/25 2,795 3,076
2.250% due 11/15/25 10,180 10,869
1.625% due 02/15/26 13,372 13,886
0.750% due 03/31/26 1,290 1,285
2.250% due 03/31/26 7,720 8,248
1.625% due 05/15/26 12,000 12,451
1.500% due 08/15/26 25,579 26,333
0.625% due 03/31/27 16,692 16,258
2.375% due 05/15/27 8,460 9,093
0.500% due 05/31/27 18,080 17,413
2.250% due 08/15/27 24,746 26,385
1.250% due 03/31/28 7,376 7,354
3.125% due 11/15/28 7,277 8,190
2.375% due 05/15/29 8,000 8,565
0.625% due 05/15/30 10,066 9,261

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 05/15/30 10,203 14,314
1.125% due 02/15/31 730 697
5.375% due 02/15/31 15,035 20,245
1.125% due 05/15/40 15,105 12,635
1.125% due 08/15/40 15,121 12,602
1.375% due 11/15/40 4,281 3,730
2.750% due 11/15/42 4,740 5,188
2.875% due 05/15/43 2,920 3,259
2.875% due 08/15/45 2,675 2,984
3.000% due 05/15/47 2,330 2,663
2.750% due 11/15/47 6,905 7,548
3.000% due 02/15/48 5,675 6,499
3.000% due 02/15/49 2,992 3,438
2.875% due 05/15/49 5,879 6,603
1.250% due 05/15/50 16,755 13,000
1.375% due 08/15/50 6,579 5,275
1.625% due 11/15/50 4,508 3,856
571,635
Total Long-Term Investments
(cost
$3,239,268
) 3,272,443
Common Stocks - 0.0%
Energy - 0.0%
Noble Corp.(Æ) 407
8
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
—
Total Common Stocks
(cost $246) 8
Short-Term Investments - 17.9%
Air Lease Corp.
Series 3Y
3.500% due 01/15/22 300 306
Apache Corp.
3.250% due 04/15/22 79 80
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 400 405
Federal Home Loan Bank Discount
Notes
0.000% due 05/05/21 (ž) 1,500 1,500
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 600 606
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,343
Petroleos Mexicanos
2.500% due 08/21/21 EUR 6,947 8,381
Statoil ASA
3.150% due 01/23/22 2,045 2,088
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 90 92
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance Co. BV
Series 2
3.650% due 11/10/21 60 60
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 570 569
U.S. Cash Management Fund(@) 567,229,145(∞) 567,116
UniCredit SpA
6.572% due 01/14/22 (Þ) 3,210 3,334
United States Treasury Bills
0.070% due 06/17/21 (ž)(ç) 600 600
0.025% due 12/02/21 (ž) 1,500 1,500
0.035% due 02/24/22 (ž) 300 300
United States Treasury Notes
2.375% due 03/15/22 129,832 132,439
Total Short-Term Investments
(cost $721,652) 721,719
Total Investments - 98.9%
(identified cost $3,961,166) 3,994,170
Other Assets and Liabilities,
Net - 1.1%
44,479
Net Assets - 100.0%
4,038,649

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.8%
225 Liberty Street Trust 02/17/16 975,000 102.27 997
1,061
Abu Dhabi Government International Bond 04/08/20 1,380,000 100.73 1,390
1,529
Abu Dhabi Government International Bond 04/12/21 460,000 95.82 441
438
Abu Dhabi National Energy Co. PJSC 04/15/21 390,000 112.29 438
436
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,292,454 93.97 3,094
3,261
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.64 3,187
3,391
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.69 4,128
4,131
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.14 2,974
3,185
Ambac LSNI LLC 05/04/16 13,279,149 100.11 13,294
13,296
American Airlines Group, Inc. 04/12/21 570,000 104.62 596
598
American Airlines Group, Inc. 04/12/21 500,000 107.23 536
536
Americo Life, Inc. 04/12/21 730,000 100.02 730
730
AmFam Holdings, Inc. 04/09/21 820,000 103.65 850
845
AmFam Holdings, Inc. 04/12/21 940,000 100.32 943
941
Amur Equipment Finance Receivables IX LLC 04/14/21 2,645,000 99.99 2,645
2,646
Anglo American Capital PLC 05/19/17 480,000 100.88 484
552
Anglo American Capital PLC 04/12/21 3,257,000 108.08 3,520
3,523
Anglo American Capital PLC 04/12/21 930,000 113.45 1,055
1,056
AT&T, Inc. 06/13/16 150,000 95.71 144
138
AT&T, Inc. 05/31/19 4,164,000 100.57 4,188
3,969
AT&T, Inc. 04/05/21 1,010,000 95.48 964
963
Aviation Capital Group LLC 08/05/20 400,000 99.37 398
405
Aviation Capital Group LLC 09/03/20 3,658,000 90.34 3,304
3,787
Aviation Capital Group LLC 04/13/21 610,000 112.54 687
686
Avoca CLO XXIII DAC 04/23/21 EUR 5,932,000 121.00 7,177
7,132
Avolon Holdings Funding, Ltd. 04/12/21 1,700,000 100.93 1,716
1,738
Avolon Holdings Funding, Ltd. 04/12/21 480,000 105.03 504
508
Avolon Holdings Funding, Ltd. 04/12/21 2,400,000 105.96 2,543
2,559
Banco de Bogota SA 09/22/17 2,846,000 103.56 2,947
3,026
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.05 3,035
3,167
Banco Mercantil del Norte SA 04/09/21 680,000 117.44 799
808
Banco Mercantil Del Norte SA 04/09/21 200,000 110.24 220
222
Bangkok Bank PCL 09/30/19 2,475,000 104.28 2,581
2,689
Bank of China, Ltd. 04/13/21 3,100,000 111.61 3,460
3,460
Barclays Bank PLC 04/08/21 256,000 138.53 355
353
Bayer US Finance II LLC 06/11/20 2,779,000 111.33 3,094
3,102
Bayer US Finance LLC 09/05/18 1,891,000 100.97 1,909
2,040
Bellemeade Re, Ltd. 08/28/20 4,000,000 100.00 4,000
4,042
Bellemeade Re, Ltd. 12/17/20 3,510,000 100.06 3,512
3,514
Bellemeade Re, Ltd. 04/23/21 3,293,000 101.06 3,328
3,318
Bellemeade Re, Ltd. 04/23/21 6,926,000 101.12 7,004
6,996
Benchmark Mortgage Trust 03/24/21 8,722,000 101.26 8,832
8,891
Bermuda Government International Bond 04/12/21 1,390,000 98.41 1,368
1,373
Berry Petroleum Corp. 04/13/21 1,960,000 98.44 1,929
1,962
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 103.10 2,969
3,061
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 4,860,938 99.13 4,819
4,900
BlueMountain CLO, Ltd. 01/18/18 2,333,318 100.60 2,347
2,335
BNP Paribas SA 08/07/18 1,490,000 99.58 1,484
1,698
BNP Paribas SA 01/03/19 540,000 99.98 540
592
BNP Paribas SA 01/08/19 320,000 96.64 309
345
BNP Paribas SA 06/02/20 1,620,000 101.86 1,650
1,669
BNP Paribas SA 01/05/21 3,335,000 108.25 3,610
3,598
BNP Paribas SA 04/09/21 1,220,000 91.54 1,117
1,122
BOC Aviation, Ltd. 04/12/21 2,020,000 96.35 1,946
1,953
British Telecommunications PLC 04/09/21 230,000 110.13 253
254
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,492
Cameron LNG LLC 04/09/21 250,000 108.03 270
270
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 126.99 3,288
3,258
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 1,970,000 100.95 1,989
1,990
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.84 51
51
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 580,000 105.18 610
607
Cedar Funding, Ltd. 02/26/21 5,920,000 100.00 5,920
5,926
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.73 1,511
1,689

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CF Hippolyta LLC 03/10/21 3,695,000 99.98 3,694
3,696
Chase Auto Credit Liked Notes 03/16/21 16,016,000 100.00 16,016
16,017
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.98 530
533
CIFC Funding, Ltd. 10/01/20 5,084,000 99.63 5,065
5,085
Citigroup Mortgage Loan Trust, Inc. 08/03/15 700,401 90.74 636
649
Citigroup Mortgage Loan Trust, Inc. 02/01/17 400,904 97.88 392
405
Cleveland Electric Illuminating Co. (The) 04/12/21 1,700,000 103.39 1,758
1,760
CLI Funding VI LLC 09/29/20 1,336,340 100.00 1,336
1,336
CLI Funding VI LLC 10/02/20 7,107,140 99.98 7,106
7,177
CLI Funding VI LLC 02/05/21 2,665,498 101.74 2,712
2,690
Comision Federal de Electricidad 04/09/21 280,000 94.70 265
261
Comision Federal de Electricidad 04/12/21 360,000 96.76 348
346
Comision Federal de Electricidad 04/13/21 200,000 109.79 220
218
Commercial Mortgage Trust 01/25/16 2,060,000 101.90 2,099
2,190
Commercial Mortgage Trust 02/19/16 975,000 102.27 997
1,057
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,831
Commonwealth Bank of Australia 04/09/21 540,000 105.40 569
570
Commonwealth Bank of Australia 04/09/21 610,000 98.39 600
600
Commonwealth Bank of Australia 04/12/21 530,000 97.91 519
518
ConocoPhillips Co. 08/22/18 390,000 100.11 390
434
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,701
Covey Park Energy LLC 04/13/21 670,000 104.08 697
692
Credit Agricole SA 01/05/21 3,759,000 107.62 4,045
4,044
Credit Agricole SA 04/12/21 210,000 122.13 257
254
Credit Suisse Group AG 09/04/19 250,000 100.00 250
260
Credit Suisse Group AG 04/12/21 2,280,000 107.45 2,450
2,439
Credit Suisse Group AG 04/12/21 2,380,000 108.51 2,582
2,570
Credit Suisse Group AG 04/14/21 2,790,000 108.67 3,032
3,033
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.24 2,165
2,249
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,775
Danone SA 04/22/19 2,975,000 99.97 2,974
3,106
Danske Bank A/S 01/11/19 3,960,000 109.97 4,355
4,411
Danske Bank A/S 09/17/19 230,000 101.98 235
246
DBGS Mortgage Trust 04/03/19 4,612,000 101.30 4,672
4,676
DCP Midstream Operating, LP 04/02/18 288,000 109.57 316
333
DCP Midstream Operating, LP 12/11/19 200,000 108.27 217
226
Delta Air Lines, Inc. 05/07/20 4,689,000 101.92 4,865
5,453
Delta Air Lines, Inc. 09/16/20 650,000 103.94 676
697
Delta Air Lines, Inc. 09/16/20 750,000 106.38 798
824
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,320,122 100.56 2,333
2,358
Deutsche Telekom International Finance BV 01/05/21 703,000 104.38 734
731
Deutsche Telekom International Finance BV 04/12/21 3,196,000 110.14 3,520
3,523
DNB Bank ASA 02/05/20 3,189,000 100.44 3,203
3,278
Dryden 49 Senior Loan Fund 03/29/21 6,879,000 100.00 6,879
6,880
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,158
Eagle Re, Ltd. 12/17/20 2,609,000 100.26 2,616
2,628
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,627
ECAF, Ltd. 08/09/18 777,913 99.28 772
736
EDP Finance BV 04/12/21 260,000 97.24 253
253
Electricite de France SA 03/02/21 129,000 107.47 139
139
Electricite de France SA 04/09/21 802,000 105.53 846
838
Endo Luxembourg Finance Co. Sarl 04/12/21 560,000 99.44 557
554
Enel Finance International NV 01/05/18 2,929,000 100.58 2,946
3,158
Eni SpA 04/26/21 1,500,000 126.07 1,891
1,823
EnLink Midstream LLC 04/13/21 1,210,000 100.15 1,212
1,251
Fairfax Financial Holdings, Ltd. 04/13/21 670,000 100.74 675
676
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 450,000 114.89 517
518
First Quantum Minerals, Ltd. 04/12/21 300,000 101.95 306
306
First Quantum Minerals, Ltd. 04/12/21 220,000 103.98 229
228
First Quantum Minerals, Ltd. 04/13/21 2,180,000 109.31 2,383
2,393
FirstKey Homes Trust 07/31/20 3,212,000 99.99 3,212
3,212
FirstKey Homes Trust 10/02/20 11,892,694 100.80 11,988
11,849
FNA VI LLC 01/22/21 2,541,970 99.98 2,542
2,539

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 353,776 101.14 358
359
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 878,737 100.00 879
880
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 102.65 2,318
2,343
Fresnillo PLC 04/09/21 930,000 98.40 915
911
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 101.94 2,902
2,972
Genting New York LLC 04/13/21 1,780,000 100.35 1,786
1,775
Glencore Funding LLC 02/07/17 240,000 100.98 242
256
Glencore Funding LLC 03/21/17 565,000 98.78 558
624
Glencore Funding LLC 01/16/19 110,000 94.19 104
121
Glencore Funding LLC 03/05/19 2,430,000 103.74 2,521
2,630
Glencore Funding LLC 04/13/21 760,000 100.47 763
765
Goldentree Loan Management US Clo 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,156
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.12 3,137
3,131
GSAA Home Equity Trust 10/21/15 879,880 88.26 776
916
Hellenic Bank PCL 03/18/21 EUR 1,881,000 116.99 2,201
2,197
Highlands Holdings Bond Issuer, Ltd. 04/12/21 1,050,000 107.16 1,125
1,121
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.36 432
453
Hilton Domestic Operating Co., Inc. 04/16/20 310,000 104.20 323
333
Hilton USA Trust 11/22/16 9,138,000 95.53 8,729
9,657
Hilton USA Trust 05/26/17 1,499,000 99.73 1,495
1,501
HMH Trust 06/09/17 7,770,000 99.98 7,769
7,093
HOM RE, Ltd. 01/28/21 3,255,000 100.00 3,255
3,218
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,302
Hospitality Mortgage Trust 05/16/19 5,530,409 100.00 5,530
5,509
Hospitality Mortgage Trust 12/10/19 3,760,157 100.12 3,765
3,737
ICICI Bank, Ltd. 11/03/20 3,094,000 104.55 3,235
3,295
Intesa Sanpaolo SpA 06/13/16 1,340,000 97.28 1,303
1,456
Intesa Sanpaolo SpA 07/10/17 3,070,000 101.49 3,116
3,152
Intesa Sanpaolo SpA 11/03/17 400,000 100.96 404
449
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.20 2,333
2,421
Intesa Sanpaolo SpA 08/02/18 1,171,000 89.77 1,051
1,251
Intesa Sanpaolo SpA 04/09/21 700,000 114.98 805
790
Inversiones CMPC SA 07/08/20 3,747,000 105.63 3,958
3,961
Inversiones CMPC SA 07/08/20 652,000 106.32 693
714
Invitation Homes Trust 09/09/20 4,993,264 99.63 4,975
5,000
Irwin Home Equity Loan Trust 06/30/15 746,831 101.82 760
774
Italy Buoni Poliennali Del Tesoro 04/16//21 EUR 1,286,000 118.37 1,522
1,483
JPMorgan Mortgage Trust 07/08/19 1,345,226 99.75 1,342
1,362
JPMorgan Mortgage Trust 06/05/20 453,767 103.09 468
463
JPMorgan Mortgage Trust 06/05/20 675,567 103.70 701
692
JPMorgan Mortgage Trust 03/30/21 1,441,056 102.18 1,472
1,471
JPMorgan Mortgage Trust 04/26/21 19,720,000 101.49 20,014
20,288
JPMorgan Wealth Mangement 07/30/20 3,094,338 103.75 3,210
3,196
KazMunayGas National Co. JSC 04/17/18 250,000 99.04 248
321
KKR Group Finance Co. II LLC 06/14/16 50,000 104.31 52
65
KKR Group Finance Co. III LLC 04/16/21 800,000 126.03 1,008
997
Klabin Austria GmbH 04/12/21 870,000 95.53 831
829
Kraft Heinz Foods Co. 06/15/20 428,000 134.48 576
607
LCM XXV, Ltd. 07/10/17 6,782,000 100.03 6,784
6,782
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
301
Lukoil International Finance BV 09/19/17 2,827,000 102.74 2,905
2,999
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,180
Madison Park Funding, Ltd. 01/15/21 3,863,000 100.00 3,863
3,856
Marks & Spencer PLC 09/25/19 58,000 114.02 66
67
Mars, Inc. 03/26/19 180,000 104.69 188
195
Mars, Inc. 04/09/21 940,000 93.36 878
870
Massachusetts Mutual Life Insurance Co. 04/09/21 790,000 101.02 798
791
MEG Energy Corp. 01/19/21 430,000 101.95 438
441
MEG Energy Corp. 04/12/21 670,000 105.57 707
715
MEG Energy Corp. 04/29/21 360,000 103.57 373
372
Meituan 01/05/21 3,618,000 101.90 3,687
3,565
Melco Resorts Finance, Ltd. 04/12/21 820,000 105.70 867
873
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.76 8,087
8,100
Microchip Technology, Inc. 04/14/21 1,620,000 99.99 1,620
1,618

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 103.42 2,984
3,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 950,000 103.90 987
1,043
Mill City Mortgage Trust 04/26/21 1,855,114 103.25 1,915
1,911
Mill City Mortgage Trust 04/27/21 825,916 104.27 861
863
Mill City Mortgage Trust 04/28/21 5,865,000 106.06 6,221
6,287
Mondelez International, Inc. 09/04/20 403,000 102.33 412
412
Mondelez International, Inc. 01/04/21 1,696,000 105.37 1,787
1,776
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.46 8,335
8,410
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.55 198
198
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.05 1,193
1,194
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.68 5,199
5,220
Motiva Enterprises LLC 12/02/20 615,000 118.85 731
753
MSCG Trust 05/19/15 1,435,000 101.30 1,454
1,500
National Bank of Canada 10/05/20 1,697,000 102.38 1,737
1,741
Navient Private Education Refi Loan Trust 11/03/20 3,120,213 99.99 3,120
3,143
Navient Private Education Refi Loan Trust 01/19/21 9,657,602 99.87 9,645
9,656
Navient Private Education Refi Loan Trust 03/16/21 10,708,000 100.08 10,716
10,721
Navient Student Loan Trust 07/20/20 2,401,384 99.99 2,401
2,419
Navient Student Loan Trust 07/23/20 11,095,521 101.04 11,211
11,290
NBK SPC, Ltd. 10/02/20 2,179,000 101.87 2,220
2,227
Nestle Holdings, Inc. 01/06/20 2,895,000 103.22 2,988
3,092
Netflix, Inc. 04/12/21 380,000 115.93 440
441
Netflix, Inc. 04/12/21 290,000 119.40 346
344
New York Life Insurance Co. 04/09/21 740,000 107.97 799
795
New York Life Insurance Co. 04/09/21 180,000 121.04 218
217
NGPL PipeCo LLC 09/26/19 2,298,000 128.41 2,951
3,088
Nippon Life Insurance Co. 04/09/21 890,000 96.12 855
859
Nissan Motor Acceptance Corp. 09/10/20 940,000 100.00 940
1,029
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,112
Nissan Motor Acceptance Corp. 09/10/20 2,190,000 103.69 2,271
2,291
Nissan Motor Acceptance Corp. 04/12/21 970,000 111.40 1,080
1,077
Nomura Resecuritization Trust 11/07/14 1,175,282 86.76 1,020
1,173
Nomura Resecuritization Trust 10/23/15 1,272,000 93.86 1,194
1,295
Nordea Bank Abp 04/16/21 3,614,000 107.30 3,878
3,878
Northern Natural Gas Co. 08/02/18 2,615,000 108.89 2,848
2,989
Northern Oil and Gas, Inc. 04/12/21 680,000 100.15 681
699
Northwestern Mutual Life Insurance Co. (The) 04/09/21 2,150,000 101.97 2,193
2,184
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 104.05 291
291
NRG Energy, Inc. 04/12/21 1,490,000 100.01 1,490
1,495
NTT Finance Corp. 04/12/21 890,000 99.76 888
882
Nuveen LLC 03/11/19 400,000 103.63 415
455
NXP BV / NXP Funding LLC 04/12/21 300,000 106.09 318
321
Oaktown Re III, Ltd. 01/26/21 4,826,000 100.50 4,850
4,826
Oaktown Re VI Ltd. 04/14/21 11,951,000 100.06 11,959
12,051
OCP CLO, Ltd. 03/23/21 2,759,790 100.09 2,762
2,760
Octane Receivables Trust 04/27/21 8,539,000 99.99 8,538
8,536
OneMain Financial Issuance Trust 08/13/20 19,725,000 101.67 20,055
20,013
OneMain Financial Issuance Trust 10/22/20 5,379,000 105.01 5,649
5,637
OneMain Financial Issuance Trust 11/30/20 2,282,000 107.92 2,463
2,451
Park Aerospace Holdings, Ltd. 02/25/19 68,000 100.95 69
71
Parsley Energy LLC 09/25/20 50,000 92.76 46
53
Petroleos del Peru SA 04/09/21 820,000 104.03 853
845
POSCO 01/04/21 3,577,000 102.76 3,676
3,667
Preston Ridge Partners Mortgage LLC 02/14/20 8,800,118 99.90 8,791
8,838
Preston Ridge Partners Mortgage LLC 10/29/20 1,385,360 100.00 1,385
1,396
Preston Ridge Partners Mortgage LLC 12/01/20 2,308,131 100.00 2,308
2,315
Preston Ridge Partners Mortgage LLC 04/28/21 5,613,000 100.00 5,613
5,613
Prosus NV 04/16/21 3,393,000 113.42 3,848
3,816
Provincia de Buenos Aires 02/08/17 400,000 98.99 396
175
Provincia de Buenos Aires 02/08/17 450,000 99.86 449
182
Provincia de Cordoba 04/12/21 750,000 59.46 446
439
Provincia de Cordoba 04/12/21 570,000 69.50 396
389
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,227
Qatar Government International Bond 04/07/20 410,000 100.00 410
477

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,401
Radnor RE, Ltd. 04/26/21 4,245,000 101.06 4,290
4,255
Range Resources Corp. 04/12/21 540,000 107.55 581
586
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.03 1,091
1,122
Reliance Industries, Ltd. 10/01/19 2,934,000 104.76 3,074
3,190
Republic of Paraguay Government International Bond 04/09/21 790,000 114.08 901
890
RESIMAC Premier 09/23/20 3,060,344 100.00 3,060
3,071
Resimac , Ltd. 03/04/21 6,206,000 100.00 6,206
6,206
Roche Holdings, Inc. 07/07/20 950,000 106.32 1,010
1,011
Rockies Express Pipeline LLC 05/06/20 300,000 91.44 274
294
Rockies Express Pipeline LLC 03/23/21 98,000 100.71 99
97
Rockies Express Pipeline LLC 03/23/21 289,000 103.82 300
295
Royal Caribbean Cruises, Ltd. 09/09/20 539,000 113.51 612
624
Sabal Trail Transmission LLC 08/04/20 373,000 112.25 419
418
Sabal Trail Transmission LLC 10/05/20 845,000 117.42 992
994
SABIC Capiral II BV 10/01/19 2,930,000 103.23 3,025
3,153
Santander UK PLC 10/02/18 2,653,000 109.51 2,905
3,344
Santander UK PLC 09/27/19 988,000 103.98 1,027
1,083
Saudi Arabian Oil Co. 04/07/20 3,093,000 98.94 3,060
3,266
Schneider Electric SE 04/22/19 3,266,000 102.10 3,335
3,378
Sealed Air Corp. 04/22/20 300,000 111.13 333
374
Sequoia Mortgage Trust 10/21/16 1,082,748 102.88 1,114
1,106
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,368
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.04 1,245
1,280
Siemens Financieringsmaatschappij NV 04/12/21 582,000 100.15 583
583
SK Hynix, Inc. 02/03/21 3,670,000 100.31 3,681
3,667
Sky, Ltd. 01/04/21 3,311,000 110.66 3,664
3,635
Societe Generale SA 04/07/20 3,653,000 102.67 3,750
3,989
SoFi Professional Loan Program Trust 07/20/20 2,020,813 102.13 2,064
2,056
Solar Star Funding LLC 04/07/20 2,514,789 111.90 2,814
2,811
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,990
SpringCastle America Funding LLC 09/16/20 17,467,204 100.40 17,537
17,680
Standard Chartered PLC 09/26/19 2,944,000 101.32 2,983
3,081
Standard Chartered PLC 04/02/20 250,000 104.51 261
336
Standard Chartered PLC 04/16/21 400,000 100.48 402
402
Suncor Energy Ventures Corp. 03/01/19 90,000 100.39 90
92
Suzano Austria GmbH 04/09/21 420,000 130.63 549
541
TAL Advantage VII LLC 09/09/20 8,317,325 100.15 8,330
8,380
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 270,000 100.70 272
282
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 1,520,000 98.04 1,490
1,493
Taurus UK Designated Activity Co. 02/22/21 GBP 1,593,000 140.62 2,240
2,216
Taurus UK Designated Activity Co. 02/22/21 GBP 1,220,000 140.62 1,716
1,696
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.41 195
213
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.35 445
498
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.50 2,993
3,078
Tencent Holdings, Ltd. 04/15/21 1,470,000 100.16 1,472
1,498
Tennessee Gas Pipeline Co. LLC 02/19/20 1,780,000 101.56 1,808
1,807
Texas Eastern Transmission, LP 09/03/20 1,000,000 109.75 1,098
1,052
Texas Eastern Transmission, LP 09/08/20 290,000 101.81 295
297
Textainer Marine Containers VII, Ltd. 08/04/20 5,857,281 101.94 5,971
5,968
Textainer Marine Containers, Ltd. 09/08/20 5,428,404 100.01 5,429
5,479
T-Mobile USA, Inc. 04/02/20 1,160,000 99.34 1,152
1,264
T-Mobile USA, Inc. 07/08/20 3,509,000 100.00 3,537
3,452
T-Mobile USA, Inc. 04/09/21 690,000 93.34 644
643
T-Mobile USA, Inc. 04/09/21 1,150,000 93.60 1,077
1,075
Towd Point Mortgage Trust 07/22/16 576,647 99.86 576
581
Towd Point Mortgage Trust 07/07/17 573,670 100.53 577
585
Towd Point Mortgage Trust 01/24/19 5,478,245 104.01 5,698
5,857
Towd Point Mortgage Trust 07/15/20 334,525 102.20 342
339
Towd Point Mortgage Trust 08/17/20 9,026,247 101.81 9,190
9,155
Towd Point Mortgage Trust 09/09/20 3,362,000 103.80 3,489
3,419
Towd Point Mortgage Trust 02/22/21 3,789,071 100.00 3,789
3,788
Towd Point Mortgage Trust 03/23/21 3,280,000 107.83 3,537
3,564
Towd Point Mortgage Trust 04/21/21 5,710,000 104.09 5,943
5,900

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Trust Fibra Uno 09/27/19 1,794,000 106.60 1,912
2,046
Trust Fibra Uno 10/11/19 1,200,000 105.17 1,262
1,350
UBS AG 04/09/21 750,000 125.62 942
933
UBS Group AG 01/28/19 2,510,000 104.90 2,633
2,769
UniCredit SpA 01/08/19 3,210,000 102.69 3,296
3,334
UniCredit SpA 04/22/20 1,581,000 112.23 1,851
1,876
Union Pacific Corp. 06/05/18 950,000 100.45 954
955
United Airlines, Inc. 04/14/21 140,000 101.53 142
145
Upjohn, Inc. 07/08/20 3,090,000 104.18 3,219
3,053
Verizon Communications, Inc. 04/09/21 220,000 89.21 196
197
Vistra Operations Co. LLC 04/26/21 3,936,000 105.56 4,155
4,140
Viterra Finance BV 04/14/21 930,000 99.68 927
921
Volkswagen Group of America Finance LLC 03/09/21 3,453,000 103.05 3,558
3,560
Vontier Corp. 04/12/21 1,530,000 98.83 1,512
1,509
Vontier Corp. 04/13/21 630,000 99.94 630
628
Voya CLO, Ltd. 11/21/19 4,604,823 99.56 4,584
4,605
Voya CLO, Ltd. 02/18/20 9,420,628 100.00 9,421
9,425
Voya CLO, Ltd. 01/29/21 1,532,000 100.06 1,533
1,533
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 3,780,575 138.66 5,242
5,225
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.56 663
667
Wells Fargo Mortgage-Backed Securities Trust 04/23/21 13,662,849 106.57 14,561
14,022
Wynn Macau, Ltd. 08/25/20 200,000 98.70 197
204
Wynn Macau, Ltd. 12/15/20 1,430,000 104.68 1,497
1,505
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 760,000 108.41 824
821
ZF NA Capital, Inc. 05/05/20 324,000 94.77 307 350
879,150
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,621 AUD 225,952 06/21
779
Canadian 10 Year Government Bond Futures 276 CAD 38,463 06/21
(12)
Euro- Bobl Futures 8 EUR 1,078 06/21
—
Euro-Bund Futures 39 EUR 6,630 06/21
(35)
Euro- Buxl 30 Year Bond Futures 24 EUR 4,846 06/21
(114)
Eurodollar Futures 63 USD 15,583 12/23
8
United States 2 Year Treasury Note Futures 861 USD 190,073 06/21
(102)
United States 5 Year Treasury Note Futures 3,451 USD 427,708 06/21
(1,058)
United States 10 Year Treasury Note Futures 5,221 USD 689,335 06/21
(6,882)
United States 10 Year Ultra Treasury Note Futures 247 USD 35,950 06/21
104
United States Treasury Long Bond Futures 1,443 USD 226,912 06/21
(2,651)
United States Treasury Ultra Bond Futures 571 USD 106,152 06/21 (1,728)
Short Positions
Canadian 10 Year Government Bond Futures 171 CAD 23,830 06/21
35
EURO-BTP Futures 58 EUR 8,531 06/21
35
Euro-Bund Futures 762 EUR 129,540 06/21
1,289
Japanese 10 Year Government Bond Futures 23 JPY 3,480,820 06/21
(65)
Long Gilt Futures 480 GBP 61,282 06/21
960
United States 2 Year Treasury Note Futures 353 USD 77,927 06/21
64
United States 5 Year Treasury Note Futures 150 USD 18,591 06/21
148

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Ultra Treasury Note Futures 151 USD 21,978 06/21
561
United States Treasury Long Bond Futures 15 USD 2,359 06/21
(6)
United States Treasury Ultra Bond Futures 20 USD 3,718 06/21 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (8,670)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures Bank of Montreal Call 50 124.00 USD 6,200 05/21/21 (12)
United States 5 Year Treasury Note
Futures Bank of Montreal Put 50 123.50 USD 6,175 05/21/21 (7)
Total Liability for Options Written (premiums received $29) (19)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 534 AUD 688 06/08/21 (4)
Bank of America USD 53 NOK 450 06/08/21 1
Bank of America USD 566 TRY 4,383 05/12/21 (39)
Bank of America USD 149 TRY 1,288 05/24/21 5
Bank of America AUD 35 USD 28 06/08/21 1
Bank of America AUD 1,603 USD 1,219 06/08/21 (17)
Bank of America AUD 6,416 USD 4,958 06/08/21 15
Bank of America AUD 9,108 USD 7,059 06/08/21 42
Bank of America AUD 69,331 USD 54,915 06/08/21 1,497
Bank of America NOK 3,486 USD 415 06/08/21 (3)
Bank of America NOK 20,482 USD 2,460 06/08/21 (1)
Bank of America NOK 26,416 USD 3,172 06/08/21 (1)
Bank of America NOK 229,116 USD 27,118 06/08/21 (408)
Bank of America NOK 273,822 USD 33,330 06/08/21 433
Bank of America TRY 644 USD 74 05/24/21 (3)
Bank of Montreal USD 13,461 NOK 114,200 06/16/21 259
Bank of Montreal CAD 8,600 USD 6,804 06/16/21 (193)
Bank of Montreal SEK 56,000 USD 6,582 06/16/21 (35)
Bank of New York USD 5,274 GBP 3,811 06/08/21 (11)
Bank of New York USD 7,298 GBP 5,231 06/08/21 (73)
Bank of New York USD 13,270 GBP 9,386 06/08/21 (306)
Bank of New York USD 96,458 GBP 68,395 06/08/21 (1,995)
Bank of New York GBP 355 USD 495 06/08/21 5
Bank of New York GBP 38,536 USD 52,849 06/08/21 (375)
Barclays USD 1,459 TRY 12,558 05/12/21 51
Barclays USD 3,516 TRY 26,884 05/12/21 (282)
Barclays TRY 501 USD 60 05/12/21 —
Barclays TRY 3,191 USD 371 05/12/21 (13)
Barclays TRY 3,275 USD 371 05/12/21 (23)
Barclays TRY 4,464 USD 502 05/12/21 (35)
Barclays TRY 6,555 USD 742 05/12/21 (46)
Barclays TRY 12,565 USD 1,484 05/12/21 (27)
Barclays TRY 16,693 USD 1,855 05/12/21 (152)
BNP Paribas USD 355 TRY 2,752 05/12/21 (24)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,511 AUD 1,938 05/12/21 (18)
Citigroup USD 387 AUD 497 07/19/21 (3)
Citigroup USD 40 CAD 50 07/19/21 1
Citigroup USD 4,520 CAD 5,662 07/19/21 86
Citigroup USD 10,890 CAD 13,630 07/19/21 201
Citigroup USD 612 CLP 446,431 05/12/21 16
Citigroup USD 765 CLP 557,082 05/12/21 18
Citigroup USD 1,022 CLP 740,773 05/12/21 20
Citigroup USD 1,119 CLP 815,368 05/12/21 28
Citigroup USD 3,520 CNY 22,903 05/12/21 15
Citigroup USD 322 COP 1,177,313 05/12/21 (8)
Citigroup USD 517 COP 1,909,601 05/12/21 (8)
Citigroup USD 518 COP 1,884,351 05/12/21 (16)
Citigroup USD 587 COP 2,113,705 05/12/21 (24)
Citigroup USD 656 COP 2,396,053 05/12/21 (18)
Citigroup USD 784 COP 2,849,160 05/12/21 (25)
Citigroup USD 931 COP 3,435,834 05/12/21 (15)
Citigroup USD 2,998 COP 10,920,461 05/12/21 (89)
Citigroup USD 4,000 COP 14,570,632 05/12/21 (119)
Citigroup USD 909 EUR 750 05/03/21 (7)
Citigroup USD 1,176 EUR 982 05/12/21 5
Citigroup USD 17,740 EUR 14,760 05/12/21 9
Citigroup USD 4,231 GBP 3,037 05/12/21 (37)
Citigroup USD 4,569 GBP 3,280 05/12/21 (39)
Citigroup USD 7,000 GBP 5,025 05/12/21 (60)
Citigroup USD 1,661 IDR 24,149,730 05/11/21 11
Citigroup USD 2,395 IDR 34,789,818 05/11/21 13
Citigroup USD 1,770 INR 130,274 05/12/21 (16)
Citigroup USD 1,770 INR 130,270 05/12/21 (16)
Citigroup USD 3,461 INR 254,534 05/12/21 (34)
Citigroup USD 483 KRW 538,627 05/12/21 (1)
Citigroup USD 627 KRW 696,346 05/12/21 (4)
Citigroup USD 667 KRW 741,838 05/12/21 (3)
Citigroup USD 667 KRW 741,825 05/12/21 (3)
Citigroup USD 1,001 KRW 1,112,607 05/12/21 (5)
Citigroup USD 1,001 KRW 1,112,747 05/12/21 (5)
Citigroup USD 1,074 KRW 1,197,953 05/12/21 (3)
Citigroup USD 3,515 KRW 3,937,837 05/12/21 7
Citigroup USD 3,520 KRW 3,918,499 05/12/21 (15)
Citigroup USD 4,010 KRW 4,471,792 05/12/21 (10)
Citigroup USD 434 KZT 186,946 05/12/21 —
Citigroup USD 561 KZT 241,931 05/12/21 1
Citigroup USD 613 KZT 267,360 05/12/21 8
Citigroup USD 1,110 KZT 470,729 05/12/21 (17)
Citigroup USD 2,010 KZT 867,818 05/12/21 4
Citigroup USD 2,396 KZT 1,014,450 05/12/21 (41)
Citigroup USD 140 MXN 2,945 05/12/21 5
Citigroup USD 407 MXN 8,709 05/12/21 22
Citigroup USD 407 MXN 8,718 05/12/21 23
Citigroup USD 407 MXN 8,747 05/12/21 24
Citigroup USD 419 MXN 8,963 05/12/21 23
Citigroup USD 840 MXN 17,949 05/12/21 45

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,019 MXN 21,848 05/12/21 59
Citigroup USD 1,577 MXN 33,004 05/12/21 50
Citigroup USD 1,753 MXN 37,088 05/12/21 77
Citigroup USD 3,516 MXN 73,618 05/12/21 115
Citigroup USD 3,520 MXN 73,369 05/12/21 99
Citigroup USD 13,455 NOK 114,200 06/16/21 266
Citigroup USD 1,557 PHP 76,458 05/12/21 23
Citigroup USD 1,958 PHP 96,237 05/12/21 31
Citigroup USD 404 THB 12,618 05/12/21 1
Citigroup USD 702 THB 21,931 05/12/21 2
Citigroup USD 752 THB 23,597 05/12/21 6
Citigroup USD 874 THB 27,465 05/12/21 8
Citigroup USD 907 THB 28,493 05/12/21 8
Citigroup USD 1,476 THB 46,382 05/12/21 13
Citigroup USD 1,624 THB 48,829 05/12/21 (56)
Citigroup USD 1,903 THB 57,230 05/12/21 (65)
Citigroup USD 1,933 THB 60,272 05/12/21 3
Citigroup USD 2,075 THB 64,833 05/12/21 7
Citigroup USD 832 TRY 6,443 05/12/21 (57)
Citigroup USD 12 TWD 349 05/12/21 —
Citigroup USD 245 TWD 6,790 05/12/21 (2)
Citigroup USD 743 TWD 20,999 05/12/21 9
Citigroup USD 947 TWD 26,877 05/12/21 15
Citigroup USD 1,029 TWD 29,239 05/12/21 18
Citigroup USD 2,103 TWD 59,713 05/12/21 36
Citigroup USD 3,947 TWD 112,014 05/12/21 65
Citigroup USD 523 ZAR 7,747 05/12/21 11
Citigroup USD 597 ZAR 8,878 05/12/21 14
Citigroup USD 641 ZAR 9,230 05/12/21 (5)
Citigroup USD 641 ZAR 9,198 05/12/21 (7)
Citigroup USD 729 ZAR 11,233 05/12/21 45
Citigroup USD 876 ZAR 13,171 05/12/21 31
Citigroup USD 896 ZAR 13,293 05/12/21 19
Citigroup USD 1,314 ZAR 19,740 05/12/21 46
Citigroup USD 1,494 ZAR 22,188 05/12/21 35
Citigroup AUD 497 USD 387 05/03/21 3
Citigroup AUD 3,408 USD 2,579 05/12/21 (46)
Citigroup AUD 5,222 USD 3,970 05/12/21 (53)
Citigroup AUD 11,442 USD 8,725 05/12/21 (89)
Citigroup AUD 15,431 USD 12,241 05/12/21 353
Citigroup CAD 8,600 USD 6,802 06/16/21 (196)
Citigroup CAD 5,712 USD 4,549 07/19/21 (98)
Citigroup CAD 13,630 USD 10,890 07/19/21 (201)
Citigroup CLP 2,567,995 USD 3,515 05/12/21 (98)
Citigroup CNY 22,794 USD 3,501 05/12/21 (18)
Citigroup COP 666,121 USD 182 05/12/21 4
Citigroup COP 717,308 USD 197 05/12/21 6
Citigroup COP 1,468,328 USD 401 05/12/21 10
Citigroup COP 1,678,560 USD 454 05/12/21 7
Citigroup COP 1,999,309 USD 556 05/12/21 24
Citigroup COP 2,369,008 USD 646 05/12/21 15
Citigroup COP 2,729,809 USD 738 05/12/21 11

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup COP 2,756,442 USD 746 05/12/21 12
Citigroup COP 3,035,749 USD 826 05/12/21 18
Citigroup COP 3,046,106 USD 835 05/12/21 23
Citigroup COP 6,022,798 USD 1,657 05/12/21 53
Citigroup COP 6,510,216 USD 1,758 05/12/21 25
Citigroup EUR 206 HUF 75,263 05/12/21 8
Citigroup EUR 243 HUF 89,028 05/12/21 9
Citigroup EUR 243 HUF 88,993 05/12/21 9
Citigroup EUR 390 HUF 142,824 05/12/21 15
Citigroup EUR 390 HUF 142,877 05/12/21 16
Citigroup EUR 1,473 HUF 540,448 05/12/21 67
Citigroup EUR 1,450 NOK 14,968 05/12/21 109
Citigroup EUR 2,900 PLN 13,076 05/12/21 (78)
Citigroup EUR 612 USD 733 05/12/21 (2)
Citigroup EUR 750 USD 909 05/12/21 7
Citigroup EUR 792 USD 944 05/12/21 (8)
Citigroup EUR 805 USD 957 05/12/21 (11)
Citigroup EUR 849 USD 1,011 05/12/21 (10)
Citigroup EUR 1,000 USD 1,189 05/12/21 (13)
Citigroup EUR 1,200 USD 1,445 05/12/21 2
Citigroup EUR 1,941 USD 2,311 05/12/21 (24)
Citigroup EUR 2,500 USD 3,019 05/12/21 13
Citigroup EUR 3,167 USD 3,786 05/12/21 (22)
Citigroup EUR 3,500 USD 4,174 05/12/21 (34)
Citigroup EUR 3,700 USD 4,454 05/12/21 5
Citigroup EUR 3,700 USD 4,458 05/12/21 9
Citigroup EUR 4,000 USD 4,830 05/12/21 20
Citigroup EUR 4,300 USD 5,117 05/12/21 (53)
Citigroup EUR 4,500 USD 5,364 05/12/21 (47)
Citigroup EUR 6,000 USD 7,221 05/12/21 6
Citigroup EUR 32,500 USD 39,615 05/12/21 536
Citigroup GBP 542 USD 749 05/12/21 1
Citigroup GBP 757 USD 1,040 05/12/21 (5)
Citigroup GBP 2,472 USD 3,441 05/12/21 27
Citigroup GBP 2,577 USD 3,591 05/12/21 31
Citigroup GBP 5,067 USD 7,025 05/12/21 27
Citigroup HUF 273,744 EUR 754 05/12/21 (15)
Citigroup HUF 387,387 EUR 1,066 05/12/21 (23)
Citigroup HUF 417,052 EUR 1,150 05/12/21 (20)
Citigroup IDR 58,583,251 USD 4,037 05/11/21 (19)
Citigroup INR 32,679 USD 443 05/12/21 3
Citigroup INR 92,113 USD 1,249 05/12/21 9
Citigroup INR 121,785 USD 1,648 05/12/21 9
Citigroup INR 135,982 USD 1,845 05/12/21 14
Citigroup INR 136,015 USD 1,845 05/12/21 14
Citigroup JPY 135,000 USD 1,249 05/12/21 14
Citigroup JPY 250,000 USD 2,286 05/12/21 (2)
Citigroup JPY 1,247,564 USD 11,799 05/12/21 384
Citigroup JPY 4,630,000 USD 42,756 05/12/21 390
Citigroup KRW 1,152,148 USD 1,019 05/12/21 (12)
Citigroup KRW 1,611,627 USD 1,427 05/12/21 (14)
Citigroup KRW 1,724,400 USD 1,528 05/12/21 (14)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup KRW 1,724,584 USD 1,528 05/12/21 (14)
Citigroup KRW 1,728,099 USD 1,528 05/12/21 (17)
Citigroup MXN 377 USD 18 05/12/21 (1)
Citigroup MXN 6,000 USD 301 05/12/21 5
Citigroup MXN 7,467 USD 359 05/12/21 (9)
Citigroup MXN 10,570 USD 508 05/12/21 (14)
Citigroup MXN 20,813 USD 997 05/12/21 (29)
Citigroup MXN 23,620 USD 1,187 05/12/21 22
Citigroup MXN 25,978 USD 1,243 05/12/21 (38)
Citigroup MXN 32,958 USD 1,582 05/12/21 (43)
Citigroup MXN 33,356 USD 1,670 05/12/21 25
Citigroup MXN 38,896 USD 1,852 05/12/21 (67)
Citigroup MXN 40,140 USD 1,930 05/12/21 (50)
Citigroup MXN 43,109 USD 2,073 05/12/21 (54)
Citigroup MXN 44,881 USD 2,155 05/12/21 (59)
Citigroup MXN 74,031 USD 3,542 05/12/21 (109)
Citigroup MXN 184,132 USD 8,967 05/12/21 (115)
Citigroup NOK 14,887 EUR 1,450 05/12/21 (90)
Citigroup PHP 26,708 USD 544 05/12/21 (8)
Citigroup PHP 27,916 USD 577 05/12/21 —
Citigroup PHP 28,975 USD 591 05/12/21 (8)
Citigroup PHP 33,328 USD 680 05/12/21 (9)
Citigroup PHP 33,364 USD 680 05/12/21 (10)
Citigroup PHP 36,479 USD 753 05/12/21 (1)
Citigroup PHP 48,745 USD 999 05/12/21 (8)
Citigroup PHP 50,014 USD 1,020 05/12/21 (14)
Citigroup PHP 343,616 USD 7,040 05/12/21 (61)
Citigroup PLN 13,135 EUR 2,909 05/12/21 69
Citigroup SEK 56,000 USD 6,581 06/16/21 (37)
Citigroup THB 105,925 USD 3,520 05/12/21 118
Citigroup TRY 6,279 USD 734 05/12/21 (21)
Citigroup TWD 24,924 USD 896 05/12/21 3
Citigroup TWD 26,220 USD 941 05/12/21 2
Citigroup TWD 32,004 USD 1,149 05/12/21 2
Citigroup TWD 34,835 USD 1,240 05/12/21 (8)
Citigroup TWD 35,075 USD 1,249 05/12/21 (8)
Citigroup TWD 49,359 USD 1,774 05/12/21 6
Citigroup TWD 53,958 USD 1,921 05/12/21 (12)
Citigroup ZAR 3,154 USD 215 05/12/21 (2)
Citigroup ZAR 5,445 USD 381 05/12/21 6
Citigroup ZAR 5,905 USD 411 05/12/21 4
Citigroup ZAR 8,459 USD 589 05/12/21 6
Citigroup ZAR 11,668 USD 797 05/12/21 (7)
Citigroup ZAR 18,397 USD 1,221 05/12/21 (46)
Citigroup ZAR 19,210 USD 1,231 05/12/21 (92)
Citigroup ZAR 36,174 USD 2,400 05/12/21 (91)
Citigroup ZAR 37,860 USD 2,424 05/12/21 (183)
Citigroup ZAR 46,477 USD 3,190 05/12/21 (11)
Citigroup ZAR 52,196 USD 3,520 05/12/21 (75)
Commonwealth Bank of Australia USD 8,719 JPY 961,015 06/08/21 77
Commonwealth Bank of Australia USD 13,137 JPY 1,391,626 06/08/21 (401)
Commonwealth Bank of Australia USD 265 SEK 2,215 06/08/21 (3)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 383
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia JPY 2,352,641 USD 22,161 06/08/21 629
Commonwealth Bank of Australia SEK 4,698 USD 571 06/08/21 16
Commonwealth Bank of Australia SEK 6,633 USD 759 06/08/21 (25)
Commonwealth Bank of Australia SEK 20,052 USD 2,384 06/08/21 14
Commonwealth Bank of Australia SEK 27,567 USD 3,275 06/08/21 18
Commonwealth Bank of Australia SEK 222,684 USD 26,765 06/08/21 453
Goldman Sachs USD 3,730 EUR 3,125 07/19/21 33
JPMorgan Chase EUR 3,720 USD 4,453 05/20/21 (20)
JPMorgan Chase EUR 3,809 USD 4,599 05/20/21 18
JPMorgan Chase EUR 8,432 USD 10,180 05/20/21 40
JPMorgan Chase GBP 6,274 USD 8,661 05/20/21 (4)
JPMorgan Chase GBP 13,234 USD 18,456 05/20/21 177
Royal Bank of Canada USD 698 CAD 874 06/08/21 13
Royal Bank of Canada USD 4,605 CAD 5,757 06/08/21 79
Royal Bank of Canada USD 7,757 CAD 9,740 06/08/21 169
Royal Bank of Canada USD 32,973 CAD 40,534 06/08/21 7
Royal Bank of Canada USD 54,311 CAD 68,241 06/08/21 1,211
Royal Bank of Canada USD 2,710 EUR 2,247 06/08/21 (7)
Royal Bank of Canada USD 4,134 EUR 3,428 06/08/21 (10)
Royal Bank of Canada USD 53,630 EUR 44,144 06/08/21 (521)
Royal Bank of Canada USD 13,498 NOK 114,200 06/16/21 222
Royal Bank of Canada CAD 1,020 USD 808 06/08/21 (22)
Royal Bank of Canada CAD 8,600 USD 6,815 06/16/21 (182)
Royal Bank of Canada EUR 235 USD 285 06/08/21 2
Royal Bank of Canada EUR 7,071 USD 8,305 06/08/21 (203)
Royal Bank of Canada EUR 10,309 USD 12,628 06/08/21 226
Royal Bank of Canada SEK 56,000 USD 6,590 06/16/21 (28)
Standard Chartered USD 13,454 NOK 114,200 06/16/21 266
Standard Chartered CAD 8,600 USD 6,802 06/16/21 (196)
Standard Chartered SEK 56,000 USD 6,581 06/16/21 (37)
State Street USD 234 NZD 315 06/08/21 (9)
State Street USD 895 NZD 1,281 06/08/21 22
State Street USD 2,388 NZD 3,331 06/08/21 (5)
State Street USD 3,309 NZD 4,596 06/08/21 (21)
State Street USD 27,405 NZD 37,096 06/08/21 (862)
State Street GBP 30,123 USD 41,533 05/20/21 (69)
State Street NZD 372 USD 269 06/08/21 3
UBS USD 723 CHF 658 06/08/21 (2)
UBS USD 13,454 NOK 114,200 06/16/21 266
UBS CAD 8,600 USD 6,802 06/16/21 (195)
UBS CHF 2,225 USD 2,364 06/08/21 (75)
UBS CHF 2,589 USD 2,874 06/08/21 36
UBS CHF 6,551 USD 7,153 06/08/21 (27)
UBS CHF 9,115 USD 9,984 06/08/21 (5)
UBS CHF 71,494 USD 78,958 06/08/21 601
UBS SEK 56,000 USD 6,581 06/16/21 (37)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 661

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse BRL 25,000 6.210%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/23
— 2 2
Credit Suisse BRL 62,875 5.750%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/23
— (33) (33)
Credit Suisse EUR 2,500
Six Month
EURIBOR
(3)
0.482%
(4)
05/12/23
— (58) (58)
Credit Suisse EUR 2,500 0.482%
(4)
Six Month EURIBOR
(3)
05/12/23
— — —
Credit Suisse USD 3,000 Three Month LIBOR
(2)
0.289%
(3)
05/12/23
— (1) (1)
Credit Suisse USD 5,300 Three Month LIBOR
(2)
0.227%
(3)
05/12/23
— 5 5
Credit Suisse EUR 7,200 0.485%
(4)
Six Month EURIBOR
(3)
05/12/23
— — —
Credit Suisse EUR 7,200
Six Month
EURIBOR
(3)
0.485%
(4)
05/12/23
— (171) (171)
Credit Suisse USD 52,700 Three Month LIBOR
(2)
0.273%
(3)
05/12/23
— 4 4
Credit Suisse ZAR 136,100 Three Month JIBAR
(2)
4.851%
(2)
05/12/23
— (91) (91)
Credit Suisse EUR 1,000
Six Month
EURIBOR
(3)
0.290%
(4)
05/12/26
— (34) (34)
Credit Suisse EUR 1,000 0.290%
(4)
Six Month EURIBOR
(3)
05/12/26
— — —
Credit Suisse EUR 5,800 0.303%
(4)
Six Month EURIBOR
(3)
05/12/26
— — —
Credit Suisse EUR 5,800
Six Month
EURIBOR
(3)
0.303%
(4)
05/12/26
— (201) (201)
Credit Suisse EUR 5,800 0.342%
(4)
Six Month EURIBOR
(3)
05/12/26
— — —
Credit Suisse EUR 5,800
Six Month
EURIBOR
(3)
0.000%
(4)
05/12/26
— 28 28
Credit Suisse CAD 10,800 2.053%
(3)
Canadian Dealer Offer
Rate
(3)
04/13/31
— 59 59
Credit Suisse EUR 900
Six Month
EURIBOR
(3)
0.043%
(4)
05/12/31
— 11 11
Credit Suisse AUD 900 Six Month BBSW
(3)
1.845%
(3)
05/12/31
— (6) (6)
Credit Suisse EUR 1,000
Six Month
EURIBOR
(3)
0.091%
(4)
05/12/31
— 6 6
Credit Suisse EUR 1,636
Six Month
EURIBOR
(3)
0.071%
(4)
05/12/31
— 14 14
Credit Suisse USD 1,700 Three Month LIBOR
(2)
1.567%
(3)
05/12/31
— 11 11
Credit Suisse CAD 2,200 1.960%
(3)
Canadian Dealer Offer
Rate
(3)
05/12/31
— (7) (7)
Credit Suisse USD 2,342 Three Month LIBOR
(2)
1.750%
(3)
05/12/31
— (26) (26)
Credit Suisse USD 2,342 Three Month LIBOR
(2)
1.725%
(3)
05/12/31
— (19) (19)
Credit Suisse EUR 2,900
Six Month
EURIBOR
(3)
0.013%
(4)
05/12/31
— 44 44
Credit Suisse EUR 6,000
Six Month
EURIBOR
(3)
0.117%
(4)
05/12/31
— 17 17
Credit Suisse CAD 6,700 1.915%
(3)
Canadian Dealer Offer
Rate
(3)
05/12/31
— (42) (42)
Credit Suisse USD 9,835 Three Month LIBOR
(2)
1.503%
(3)
05/12/31
— 122 122
Credit Suisse USD 9,876 Three Month LIBOR
(2)
1.763%
(3)
05/12/31
— (122) (122)
Credit Suisse USD 10,000 Three Month LIBOR
(2)
1.594%
(3)
05/12/31
— 42 42
Credit Suisse AUD 11,800 Six Month BBSW
(3)
1.729%
(3)
05/12/31
— 26 26
Credit Suisse EUR 13,200
Six Month
EURIBOR
(3)
0.049%
(4)
05/12/31
— 143 143
Credit Suisse AUD 17,600 Six Month BBSW
(3)
1.745%
(3)
05/12/31
— 18 18

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse JPY 950,000 Six Month LIBOR
(3)
0.122%
(3)
05/12/31
— 11 11
Credit Suisse EUR 600
Six Month
EURIBOR
(3)
0.480%
(4)
05/12/51
— 14 14
Credit Suisse EUR 1,000
Six Month
EURIBOR
(3)
0.352%
(4)
05/12/51
— 68 68
Credit Suisse EUR 1,500
Six Month
EURIBOR
(3)
0.401%
(4)
05/12/51
— 76 76
Credit Suisse EUR 2,000
Six Month
EURIBOR
(3)
0.497%
(4)
05/12/51
— 36 36
Credit Suisse USD 3,000 Three Month LIBOR
(2)
1.999%
(3)
05/12/51
— 37 37
Credit Suisse EUR 4,000
Six Month
EURIBOR
(3)
0.420%
(4)
05/12/51
— 175 175
Credit Suisse EUR 320
Six Month
EURIBOR
(3)
0.393%
(4)
05/12/71
— 12 12
Credit Suisse EUR 735
Six Month
EURIBOR
(3)
42.800%
(4)
06/10/71
— 13 13
Credit Suisse EUR 783
Six Month
EURIBOR
(3)
34.000%
(4)
06/10/71
— 201 201
Credit Suisse EUR 783
Six Month
EURIBOR
(3)
34.000%
(4)
06/10/71
— 201 201
Credit Suisse EUR 798
Six Month
EURIBOR
(3)
42.000%
(4)
06/10/71 — 205 205
Total Open Interest Rate Swap Contracts (å) — 790 790
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 33,000 (5.000%)
(2)
06/20/26
(2,798) (641) (3,439)
CDX NA Investment Grade
Index Bank of America Purchase USD 164,300 (1.000%)
(2)
06/20/26 (3,569) (701) (4,270)
Total Open Credit Indices Contracts (å) (6,367) (1,342) (7,709)
Sovereign Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Mexico Government
International Bond
Barclays
Purchase
0.942%
USD 7,017
(1.000%)
(2)
06/20/26
(21) (7) (28)
Mexico Government
International Bond
Morgan Stanley
Purchase
0.942%
USD 7,670
(1.000%)
(2)
06/20/26
59 (90) (31)
Russian Foreign Bond Morgan Stanley
Purchase
0.999%
USD 7,462
(1.000%)
(2)
06/20/26
5 (14) (9)
Russian Foreign Bond
- Eurobond
Barclays
Purchase
0.999%
USD 2,700
(1.000%)
(2)
06/20/26
(3) — (3)
Russian Foreign Bond
- Eurobond
BNP Paribas
Purchase
0.999%
USD 1,403
(1.000%)
(2)
06/20/26
6 (8) (2)
Total Open Sovereign Issues Contracts 46 (119) (73)
Total Open Credit Default Swap Contracts (å) (6,321) (1,461) (7,782)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 298,630 $ —
$ —
$ 298,630 7.4
Corporate Bonds and Notes — 928,070 —
—
928,070 23.0
International Debt — 462,819 —
—
462,819 11.4
Loan Agreements — 16,207 —
—
16,207 0.4
Mortgage-Backed Securities — 708,160 5,613
—
713,773 17.7
Municipal Bonds — 1,819 —
—
1,819 —*
Non-US Bonds — 279,490 —
—
279,490 6.9
United States Government Treasuries — 571,635 —
—
571,635 14.2
Common Stocks
Energy 8 — —
—
8 —*
Technology — — —
—
— —*
Short-Term Investments — 154,603 — 567,116 721,719 17.9
Total Investments 8 3,421,433 5,613 567,116 3,994,170 98.9
Other Assets and Liabilities, Net
1.1
100.0
Other Financial Instruments
Assets
Futures Contracts 3,983 — — — 3,983 0.1
Foreign Currency Exchange Contracts 3 11,187 — — 11,190 0.3
Interest Rate Swap Contracts — 1,601 — — 1,601 —*
A
Liabilities
Futures Contracts (12,653) — — — (12,653) (0.3)
Options Written (19) — — — (19) (—)*
Foreign Currency Exchange Contracts — (10,529) — — (10,529) (0.3)
Interest Rate Swap Contracts — (811) — — (811) (—)*
Credit Default Swap Contracts — (7,782) — — (7,782) (0.2)
Total Other Financial Instruments
**
$ (8,686) $ (6,334) $ — $ — $ (15,020)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 387
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...................................................................................
14,703
Argentina ................................................................................
4,340
Australia .................................................................................
41,418
Austria ....................................................................................
1,370
Belgium ..................................................................................
1,925
Bermuda .................................................................................
10,050
Brazil ......................................................................................
2,332
Canada ....................................................................................
63,961
Cayman Islands .......................................................................
43,645
Chile .......................................................................................
11,052
China ......................................................................................
24,011
Colombia .................................................................................
12,099
Czech Republic .......................................................................
3,927
Denmark .................................................................................
4,657
Finland ...................................................................................
3,878
France .....................................................................................
28,530
Germany .................................................................................
21,754
Greece ....................................................................................
2,197
Hong Kong ..............................................................................
873
India .......................................................................................
12,937
Indonesia ................................................................................
260
Ireland ....................................................................................
33,392
Israel .......................................................................................
3,680
Italy ........................................................................................
41,010
Japan ......................................................................................
68,014
Kazakhstan .............................................................................
321
Kuwait ....................................................................................
2,227
Luxembourg ............................................................................
4,370
Macao .....................................................................................
8,545
Macedonia, the former Yugoslav Republic of ..........................
3,637
Mexico ....................................................................................
45,780
Netherlands ............................................................................
16,917
Norway ....................................................................................
5,366
Panama ...................................................................................
5,229
Paraguay .................................................................................
890
Peru ........................................................................................
1,455
Portugal ..................................................................................
253
Qatar .......................................................................................
1,704
Romania ..................................................................................
6,726
Russia .....................................................................................
5,971
Saudi Arabia ...........................................................................
6,419
Singapore ................................................................................
1,953
South Africa ............................................................................
8,057
South Korea ............................................................................
7,334
Spain .......................................................................................
9,519
Switzerland .............................................................................
24,625
Thailand ..................................................................................
2,689
Togo ........................................................................................
4,769
Tunisia ....................................................................................
16,395
United Arab Emirates .............................................................
2,403
United Kingdom ......................................................................
114,236

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
388 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
3,227,438
Zambia ....................................................................................
2,927
Total Investments .................................................................... 3,994,170

Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 389
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 11,190 $ —
Variation margin on futures contracts* — — 3,983
Interest rate swap contracts, at fair value — — 1,601
Total
$ — $ 11,190 $ 5,584
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 12,653
Unrealized depreciation on foreign currency exchange contracts — 10,529 —
Options written, at fair value — — 19
Interest rate swap contracts, at fair value — — 811
Credit default swap contracts, at fair value 7,782 — —
Total
$ 7,782 $ 10,529 $ 13,483
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (50,652)
Options written — — 1,371
Interest rate swap contracts — — 9,715
Credit default swap contracts (854) — —
Foreign currency exchange contracts — 8,334 —
Total
$ (854) $ 8,334 $ (39,566)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 2,428
Options written — (59) 14
Interest rate swap contracts — — (2,605)
Credit default swap contracts (1,385) — —
Foreign currency exchange contracts — (571) —
Total
$ (1,385) $ (630) $ (163)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
390 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 11,190 $ — $ 11,190
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,601 — 1,601
Total Financial and Derivative Assets
12,791 — 12,791
Financial and Derivative Assets not subject to a netting agreement
(1,604) — (1,604)
Total Financial and Derivative Assets subject to a netting agreement
$ 11,187 $ — $ 11,187
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,994 $ 440 $ — $ 1,554
Bank of Montreal
259 228 — 31
Bank of New York
5 5 — —
Barclays
51 51 — —
Citigroup
4,279 3,482 — 797
Commonwealth Bank of Australia
1,207 429 — 778
Goldman Sachs
33 — — 33
JPMorgan Chase
236 25 — 211
Royal Bank of Canada
1,928 972 — 956
Standard Chartered
266 233 — 33
State Street
25 25 — —
UBS
904 341 — 563
Total
$ 11,187 $ 6,231 $ — $ 4,956

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 391
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 10,529 $ — $ 10,529
Options Written Contracts Options written, at fair value 19 — 19
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 811 — 811
Credit Default Swap Contracts Credit default swap contracts, at fair value 7,782 — 7,782
Total Financial and Derivative Liabilities
19,141 — 19,141
Financial and Derivative Liabilities not subject to a netting agreement
(8,539) — (8,539)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,602 $ — $ 10,602
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 477 $ 440 $ 37 $ —
Bank of Montreal 228 228 — —
Bank of New York 2,760 5 — 2,755
Barclays 609 51 558 —
BNP Paribas 26 — — 26
Citigroup 3, 497 3,482 15 —
Commonwealth Bank of Australia 429 429 — —
JPMorgan Chase 25 25 — —
Morgan Stanley 39 — — 39
Royal Bank of Canada 972 972 — —
Standard Chartered 233 233 — —
State Street 966 25 — 941
UBS 341 341 — —
Total
$ 10,602 $ 6,231 $ 610 $ 3,761
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
392 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,961,166
Investments, at fair value(>) ...........................................................................................................................................................
3,994,170
Cash ............................................................................................................................................................................................... 4,244
Foreign currency holdings(^) ......................................................................................................................................................... 3,469
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 11,190
Receivables:
Dividends and interest ....................................................................................................................................................... 19,954
Dividends from affiliated funds .......................................................................................................................................... 16
Investments sold ................................................................................................................................................................ 5,706
Fund shares sold ................................................................................................................................................................ 4,874
From broker(a)(b) ............................................................................................................................................................... 88,456
Variation margin on futures contracts ................................................................................................................................. 769
Prepaid expenses ........................................................................................................................................................................... 33
Interest rate swap contracts, at fair value (•) ................................................................................................................................... 1,601
Total assets .................................................................................................................................................
4,134,482
Liabilities
Payables:
Due to broker ( c ) ................................................................................................................................................................ 80
Investments purchased ...................................................................................................................................................... 62,761
Fund shares redeemed ....................................................................................................................................................... 2,388
Accrued fees to affiliates .................................................................................................................................................... 1,521
Other accrued expenses ..................................................................................................................................................... 542
Variation margin on futures contracts ................................................................................................................................. 9,400
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 10,529
Options written, at fair value(x) ...................................................................................................................................................... 19
Interest rate swap contracts, at fair value (•) ................................................................................................................................... 811
Credit default swap contracts, at fair value(+) ................................................................................................................................ 7,782
Total liabilities .............................................................................................................................................
95,833
Net Assets ............................................................................................................................................................
$ 4,038,649

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 393
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 20,931
Shares of beneficial interest ...........................................................................................................................................................
3,694
Additional paid-in capital ..............................................................................................................................................................
4,014,024
Net Assets ............................................................................................................................................................
$ 4,038,649
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.91
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 11.34
Class A — Net assets ............................................................................................................................................................. $ 27,033,216
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,477,026
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.85
Class C — Net assets ............................................................................................................................................................. $ 15,857,085
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,461,902
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.96
Class M — Net assets ............................................................................................................................................................ $ 617,144,237
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 56,303,384
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 10.82
Class R6 — Net assets ........................................................................................................................................................... $ 1,512,396
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 139,801
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.98
Class S — Net assets ............................................................................................................................................................. $ 2,522,771,184
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 229,842,231
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.79
Class Y — Net assets ............................................................................................................................................................. $ 854,330,398
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 79,144,791
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,442
(x)     Premiums received on options written $ 29
(+)     Credit default swap contracts - premiums paid (received) $ (6,321)
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 567,116
(a)     Receivable from Broker for Futures $ 56,523
(b)     Receivable from Broker for Swaps $ 31,933
(c)     Due to Broker for Swaps $ 80
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
394 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 110
Interest .............................................................................................................................................................................. 36,313
Total investment income ...............................................................................................................................................................
36,423
Expenses
Advisory fees .................................................................................................................................................................... 7,646
Administrative fees ........................................................................................................................................................... 788
Custodian fees ................................................................................................................................................................... 314
Distribution fees - Class A ................................................................................................................................................ 35
Distribution fees - Class C ................................................................................................................................................ 63
Transfer agent fees - Class A ............................................................................................................................................ 28
Transfer agent fees - Class C ............................................................................................................................................. 17
Transfer agent fees - Class M ............................................................................................................................................ 440
Transfer agent fees - Class R6 .......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................. 2,325
Transfer agent fees - Class Y ............................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 181
Registration fees ............................................................................................................................................................... 82
Shareholder servicing fees - Class C ................................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 77
Printing fees ...................................................................................................................................................................... 116
Miscellaneous ................................................................................................................................................................... 31
Expenses before reductions .............................................................................................................................................. 12,174
Expense reductions ........................................................................................................................................................... (3,133)
Net expenses .................................................................................................................................................................................
9,041
Net investment income (loss) ........................................................................................................................................................
27,382
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 36,724
Investments in affiliated funds .......................................................................................................................................... (16)
Futures contracts .............................................................................................................................................................. (50,652)
Options written ................................................................................................................................................................. 1,371
Foreign currency exchange contracts ................................................................................................................................ 8,334
Interest rate swap contracts ............................................................................................................................................... 9,715
Credit default swap contracts ............................................................................................................................................ (854)
Foreign currency-related transactions ............................................................................................................................... 1,189
Net realized gain (loss) ..................................................................................................................................................................
5,811
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (41,607)
Investments in affiliated funds .......................................................................................................................................... 16
Futures contracts .............................................................................................................................................................. 2,428
Options written ................................................................................................................................................................. (45)
Foreign currency exchange contracts ................................................................................................................................ (571)
Interest rate swap contracts ............................................................................................................................................... (2,605)
Credit default swap contracts ............................................................................................................................................ (1,385)
Foreign currency-related transactions ............................................................................................................................... 93
Other investments ............................................................................................................................................................. 1,660

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 395
Statement of Operations, continued — For the Period Ended April 30, 2021
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (42,016)
Net realized and unrealized gain (loss) ......................................................................................................................................... (36,205)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (8,823)
*      Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
396 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 27,382 $ 78,219
Net realized gain (loss) ...................................................................................................................... 5,811 143,740
Net change in unrealized appreciation (depreciation) ....................................................................... (42,016) (20,594)
Net increase (decrease) in net assets from operations ............................................................................. (8,823) 201,365
Distributions
To shareholders
Class A .......................................................................................................................................... (1,709) (727)
Class C .......................................................................................................................................... (1,035) (351)
Class E(1) ...................................................................................................................................... — (65)
Class M ......................................................................................................................................... (24,038) (10,147)
Class R6 ........................................................................................................................................ (100) (32)
Class S ........................................................................................................................................... (143,246) (74,199)
Class Y .......................................................................................................................................... (25,086) (18,391)
Net decrease in net assets from distributions .......................................................................................... (195,214) (103,912)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,057,927 (803,753)
Total Net Increase (Decrease) in Net Assets ..........................................................................
853,890 (706,300)
Net Assets
Beginning of period .................................................................................................................................
3,184,759 3,891,059
End of period ..........................................................................................................................................
$ 4,038,649 $ 3,184,759

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 397
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 136 $ 1,530 549 $ 6,253
Proceeds from reinvestment of distributions 150 1,684 64 719
Payments for shares redeemed (310) (3,499) (761) (8,598)
Net increase (decrease)
(24) (285) (148) (1,626)
Class C
Proceeds from shares sold 81 908 185 2,106
Proceeds from reinvestment of distributions 92 1,030 31 348
Payments for shares redeemed (301) (3,358) (444) (5,016)
Net increase (decrease)
(128) (1,420) (228) (2,562)
Class E(1)
Proceeds from shares sold — — 44 479
Proceeds from reinvestment of distributions — — 6 65
Payments for shares redeemed — — (321) (3,690)
Net increase (decrease)
— — (271) (3,146)
Class M
Proceeds from shares sold 28,287 316,234 9,033 102,927
Proceeds from reinvestment of distributions 2,138 24,037 901 10,147
Payments for shares redeemed (3,547) (39,780) (10,662) (120,306)
Net increase (decrease)
26,878 300,491 (728) (7,232)
Class R6
Proceeds from shares sold 69 769 84 964
Proceeds from reinvestment of distributions 9 100 3 32
Payments for shares redeemed (66) (727) (49) (544)
Net increase (decrease)
12 142 38 452
Class S
Proceeds from shares sold 47,523 527,528 40,436 461,683
Proceeds from reinvestment of distributions 12,657 142,600 6,552 73,805
Payments for shares redeemed (36,192) (409,988) (86,177) (976,266)
Net increase (decrease)
23,988 260,140 (39,189) (440,778)
Class Y
Proceeds from shares sold 44,480 482,769 14,602 162,127
Proceeds from reinvestment of distributions 2,265 25,086 1,663 18,391
Payments for shares redeemed (821) (8,996) (47,518) (529,379)
Net increase (decrease)
45,924 498,859 (31,253) (348,861)
Total increase (decrease)
96,650 $ 1,057,927 (71,779) $ (803,753)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
398 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 11.64 .08 (.11) (.03) (.11) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
October 31, 2016 11.04 .18 .33 .51 (.20) (.17)
Class C
April 30, 2021* 11.57 .04 (.10) (.06) (.07) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
October 31, 2016 11.02 .10 .33 .43 (.12) (.17)
Class M
April 30, 2021* 11.69 .10 (.11) (.01) (.13) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(5) 10.55 .14 .20 .34 (.03) —
Class R6
April 30, 2021* 11.54 .10 (.10) — (f) (.13) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
October 31, 2016(1) 10.71 .14 .34 .48 (.10) —
Class S
April 30, 2021* 11.70 .09 (.10) (.01) (.12) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
October 31, 2016 11.07 .21 .33 .54 (.23) (.17)
Class Y
April 30, 2021* 11.52 .10 (.11) (.01) (.13) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)
October 31, 2016 10.93 .23 .33 .56 (.25) (.17)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 399
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.70) 10.91 (.41) 27,033 1.02 .85 1.39 60
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.37) 11.18 4.79 56,663 1.02 .96 1.66 203
(.66) 10.85 (.66) 15,857 1.77 1.60 .64 60
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.29) 11.16 3.92 57,161 1.77 1.71 .91 203
(.72) 10.96 (.22) 617,144 .77 .48 1.76 60
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.72) 10.82 (.13) 1,513 .62 .47 1.77 60
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.10) 11.09 4.48 674 .61 .58 1.93 203
(.71) 10.98 (.18) 2,522,771 .77 .58 1.66 60
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.40) 11.21 5.04 3,123,604 .78 .71 1.91 203
(.72) 10.79 (.21) 854,331 .57 .45 1.80 60
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133
(.42) 11.07 5.27 1,005,818 .58 .55 2.07 203

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
400 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,039,945
Administration fees 140,394
Distribution fees 15,323
Shareholder servicing fees 3,248
Transfer agent fees 296,796
Trustee fees 25,084
$ 1,520,790
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 226,882 $ 2,732,585 $ 2,392,351 $ (16) $ 16 $ 567,116 $ 110 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,981,418,045 $ 3,638,401 $ (5,490,922) $ (1,852,521)

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Investment Grade Bond Fund 401
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 994.70 $ 1,020.98
Expenses Paid During Period* $ 3.81 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 990.60 $ 1,017.26
Expenses Paid During Period* $ 7.50 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 996.20 $ 1,022.91
Expenses Paid During Period* $ 1.88 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
402 Investment Grade Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 996.30 $ 1,023.06
Expenses Paid During Period* $ 1.73 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 995.70 $ 1,022.41
Expenses Paid During Period* $ 2.38 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 996.50 $ 1,023.21
Expenses Paid During Period* $ 1.58 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.3%
Asset-Backed Securities - 9.9%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 993 993
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 580 575
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/48 (Þ) 240 243
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 709 709
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,196 2,214
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 575
CF Hippolyta LLC
Series 2021-1A Class A1
1.530% due 03/15/61 (Þ) 1,332 1,332
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 5,481 5,482
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 586 586
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 3,120 3,151
Conseco Finance Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 670 686
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 3,709 3,900
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 67 68
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
2.429% due 10/15/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,300 1,300
Dryden 49 Senior Loan Fund
Series 2021-49A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.137% due 07/18/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 3,924 3,924
Dryden 53 CLO, Ltd.
Series 2018-53A Class A
2.339% due 01/15/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 1,600 1,598
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 355 336
FirstKey Homes Trust
Series 2020-SFR1 Class B
1.740% due 09/17/25 (Þ) 1,182 1,183
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 4,932 4,914
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 901 900
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 700 700
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 2,193 2,196
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,640 1,640
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.295% due 10/20/29 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 5,000 5,003
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,786 1,786
Navient Private Education Refi Loan
Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 3,341 3,400
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 951 958
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 1,305 1,315
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 1,045 1,044
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 1,713 1,715
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 1,949 1,948
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 831 846

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Textainer Marine Containers VII, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 2,374 2,396
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,138 2,208
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 1,714 1,762
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 2,088 2,186
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 1,403 1,412
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 5,465 5,544
Voya CLO, Ltd.
Series 2017-4A Class A1
2.349% due 10/15/30 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 900 900
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,660
76,788
Corporate Bonds and Notes - 24.2%
3M Co.
2.875% due 10/15/27 545 588
Abbott Laboratories
4.750% due 11/30/36 386 483
AbbVie, Inc.
3.600% due 05/14/25 615 672
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 574
Air Lease Corp.
4.250% due 02/01/24 451 490
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 445 487
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 542 582
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,067
8.000% due 11/01/31 342 481
Alphabet, Inc.
1.998% due 08/15/26 467 490
Altria Group, Inc.
2.450% due 02/04/32 1,255 1,181
10.200% due 02/06/39 579 956
5.800% due 02/14/39 305 369
3.400% due 02/04/41 518 475
6.200% due 02/14/59 159 198
Amazon.com, Inc.
1.200% due 06/03/27 494 491
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 575 578
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 446
American Express Co.
Series FIX
3.700% due 08/03/23 635 681
American Homes 4 Rent, LP
4.250% due 02/15/28 483 537
Amgen, Inc.
3.150% due 02/21/40 740 742
Anthem, Inc.
3.500% due 08/15/24 480 520
Aon Corp.
8.205% due 01/01/27 412 542
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 214
4.400% due 05/27/26 (Þ) 230 261
5.000% due 03/15/48 (Þ) 370 433
Apple, Inc.
1.650% due 02/08/31 810 781
4.500% due 02/23/36 394 488
4.650% due 02/23/46 745 952
Arch Capital Group, Ltd.
3.635% due 06/30/50 517 530
Ares Capital Corp.
3.500% due 02/10/23 540 563
AT&T, Inc.
6.800% due 05/15/36 525 706
6.500% due 11/15/36 215 280
6.500% due 09/01/37 165 216
3.500% due 06/01/41 445 438
3.500% due 09/15/53 (Þ) 1,173 1,079
Series WI
8.750% due 11/15/31 415 613
4.900% due 08/15/37 780 924
6.000% due 08/15/40 150 196
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 144
2.950% due 11/12/26 (Þ) 1,145 1,211
Athene Holding, Ltd.
4.125% due 01/12/28 240 264
Aviation Capital Group LLC
4.125% due 08/01/25 (Þ) 458 490
Avnet, Inc.
4.875% due 12/01/22 510 541
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 477 496
Bank of America Corp.
4.000% due 01/22/25 980 1,079
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 2,075
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 1,066
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 433 508

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 432
BankUnited , Inc.
4.875% due 11/17/25 426 484
BAT Capital Corp.
3.215% due 09/06/26 805 852
Series WI
4.390% due 08/15/37 800 823
Becton Dickinson and Co.
3.734% due 12/15/24 437 478
Berkley (WR) Corp.
4.000% due 05/12/50 730 805
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 486 541
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 365 346
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 520
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 520 548
Boardwalk Pipelines, LP
4.800% due 05/03/29 430 487
Boeing Co. (The)
2.196% due 02/04/26 810 811
3.200% due 03/01/29 430 442
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 609
BP Capital Markets America, Inc.
3.216% due 11/28/23 710 757
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 274 285
Bristol Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 719
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 625 633
3.500% due 02/15/41 (Þ) 455 439
Series WI
3.150% due 11/15/25 190 204
4.750% due 04/15/29 575 654
4.150% due 11/15/30 600 656
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 536 552
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 520
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 482
Capital One Bank USA NA
3.375% due 02/15/23 716 751
Capital One Financial Corp.
3.500% due 06/15/23 457 486
Cargill, Inc.
1.700% due 02/02/31 (Þ) 435 414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caterpillar Financial Services Corp.
2.150% due 11/08/24 463 486
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 454 483
Centene Corp.
5.375% due 06/01/26 (Þ) 200 208
Series WI
4.250% due 12/15/27 300 314
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 603
4.200% due 03/15/28 509 564
Chevron Corp.
1.141% due 05/11/23 481 489
0.426% due 08/11/23 584 586
Cigna Corp.
2.400% due 03/15/30 125 125
3.400% due 03/15/50 528 524
Series WI
4.125% due 11/15/25 475 534
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 585
Citadel, LP
4.875% due 01/15/27 (Þ) 625 662
Citigroup, Inc.
4.050% due 07/30/22 311 325
8.125% due 07/15/39 450 753
CNH Industrial Capital LLC
1.875% due 01/15/26 955 970
Coca-Cola Co. (The)
1.450% due 06/01/27 487 489
Comcast Corp.
3.600% due 03/01/24 546 594
3.700% due 04/15/24 5 5
3.400% due 04/01/30 1,305 1,422
6.550% due 07/01/39 515 751
CommonSpirit Health
4.350% due 11/01/42 205 228
4.187% due 10/01/49 785 850
ConocoPhillips
3.750% due 10/01/27 (Þ) 240 267
Constellation Brands, Inc.
4.400% due 11/15/25 520 588
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 638
Costco Wholesale Corp.
1.375% due 06/20/27 488 490
Cox Communications, Inc.
6.450% due 12/01/36 (Þ) 870 1,153
CVC Cordatus Loan Fund XX
1.000% due 06/22/34 (Þ) EUR 2,735 3,288
CVS Health Corp.
4.780% due 03/25/38 125 149
5.050% due 03/25/48 320 394

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
406 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 413 480
Devon Energy Corp.
7.875% due 09/30/31 215 292
4.750% due 05/15/42 190 205
Diamondback Energy, Inc.
2.875% due 12/01/24 130 138
4.750% due 05/31/25 640 719
3.125% due 03/24/31 435 439
Discovery Communications LLC
4.000% due 09/15/55 (Þ) 291 285
Class A
5.000% due 09/20/37 1,480 1,752
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 975
4.600% due 06/15/43 90 111
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 35 37
5.750% due 10/01/54 (USD 3 Month
LIBOR + 3.057%)(Ê) 524 575
DTE Energy Co.
Series F
1.050% due 06/01/25 495 493
Edison International
2.400% due 09/15/22 544 555
Enbridge Energy Partners, LP
5.500% due 09/15/40 401 491
Energy Transfer Operating, LP
5.250% due 04/15/29 420 482
3.750% due 05/15/30 1,005 1,046
Enterprise Products Operating LLC
6.125% due 10/15/39 361 485
4.200% due 01/31/50 310 332
Equifax, Inc.
2.600% due 12/15/25 595 627
Series 5Y
3.950% due 06/15/23 860 920
Essential Utilities, Inc.
4.276% due 05/01/49 190 218
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 837
Exelon Generation Co. LLC
5.600% due 06/15/42 482 543
Exxon Mobil Corp.
2.726% due 03/01/23 555 577
4.227% due 03/19/40 235 269
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 355
FedEx Corp.
4.500% due 02/01/65 458 505
Fiserv, Inc.
2.750% due 07/01/24 459 487
2.650% due 06/01/30 565 575
FLIR Systems, Inc.
2.500% due 08/01/30 235 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Co.
8.500% due 04/21/23 200 224
9.000% due 04/22/25 220 269
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 609
FS KKR Capital Corp.
4.125% due 02/01/25 472 495
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 405 406
GE Capital Funding LLC
4.050% due 05/15/27 (Þ) 433 484
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 1,663 1,914
General Electric Co.
3.625% due 05/01/30 540 587
5.875% due 01/14/38 395 517
4.250% due 05/01/40 345 386
Series MTNA
6.750% due 03/15/32 358 484
General Motors Co.
4.875% due 10/02/23 960 1,051
General Motors Financial Co., Inc.
5.200% due 03/20/23 442 479
Georgia Power Co.
4.300% due 03/15/43 565 654
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 425 483
Goldman Sachs Capital I
6.345% due 02/15/34 725 997
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,745
3.800% due 03/15/30 295 328
6.450% due 05/01/36 195 267
6.750% due 10/01/37 105 149
Harman International Industries, Inc.
4.150% due 05/15/25 521 574
HCA, Inc.
5.500% due 06/15/47 389 488
Health Care Service Corp., a Mutual
Legal Reserve Co.
2.200% due 06/01/30 (Þ) 705 696
Hess Corp.
6.000% due 01/15/40 425 520
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 1,120 1,253
Class A
4.400% due 10/15/22 (Þ) 1 1
HollyFrontier Corp.
2.625% due 10/01/23 380 393
Home Depot, Inc. (The)
5.875% due 12/16/36 345 478
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 918

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC USA, Inc.
7.200% due 07/15/97 358 592
Humana, Inc.
3.150% due 12/01/22 300 310
Hyatt Hotels Corp.
4.850% due 03/15/26 432 485
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 164
3.000% due 06/15/50 580 538
Series FXD
0.700% due 06/15/23 488 490
International Business Machines Corp.
3.300% due 01/27/27 445 488
International Paper Co.
8.700% due 06/15/38 270 436
7.300% due 11/15/39 150 226
Jefferies Group LLC
6.500% due 01/20/43 377 510
Johnson & Johnson
4.950% due 05/15/33 417 540
JPMorgan Chase & Co.
3.875% due 09/10/24 445 487
7.750% due 07/15/25 260 330
3.200% due 06/15/26 190 206
8.750% due 09/01/30 405 602
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 1,065 1,065
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 231 247
Kimberly-Clark Corp.
1.050% due 09/15/27 500 489
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 427 590
Kinder Morgan, Inc.
5.550% due 06/01/45 340 415
Series GMTN
7.800% due 08/01/31 419 585
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 281
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,100 1,270
Kroger Co. (The)
3.850% due 08/01/23 541 578
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 745
Las Vegas Sands Corp.
3.200% due 08/08/24 466 489
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š)(Æ) 1,450 —
Leidos , Inc.
3.625% due 05/15/25 (Þ) 160 174
Loews Corp.
6.000% due 02/01/35 337 446
Marathon Petroleum Corp.
5.000% due 09/15/54 519 580
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Markel Corp.
5.000% due 04/05/46 420 527
Marriott International, Inc.
Series R
3.125% due 06/15/26 464 493
Marsh & McLennan Cos., Inc.
4.050% due 10/15/23 448 482
Marvell Technology, Inc.
4.200% due 06/22/23 (Þ) 230 244
McDonald's Corp.
4.600% due 05/26/45 407 482
Mercury General Corp.
4.400% due 03/15/27 590 667
Microsoft Corp.
3.450% due 08/08/36 439 489
Mondelez International Holdings BV
2.125% due 09/19/22 (Þ) 72 74
Mondelez International, Inc.
1.875% due 10/15/32 519 489
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 385 387
Series F
3.875% due 04/29/24 710 775
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 425 520
MPLX, LP
4.000% due 02/15/25 160 175
4.800% due 02/15/29 610 703
4.500% due 04/15/38 190 209
MultiCare Health System
2.803% due 08/15/50 715 667
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 308
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,132
Nasdaq, Inc.
0.445% due 12/21/22 489 489
3.250% due 04/28/50 525 504
NBCUniversal Media LLC
5.950% due 04/01/41 490 688
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 512 547
Nevada Power Co.
Series R
6.750% due 07/01/37 313 448
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 209
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 302
Newmark Group, Inc.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
408 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 11/15/23 760 828
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 588
NIKE, Inc.
2.250% due 05/01/23 470 487
Norfolk Southern Corp.
3.100% due 05/17/27 535 584
Northern Natural Gas Co.
4.100% due 09/15/42 (Þ) 444 489
Northrop Grumman Systems Corp.
7.750% due 02/15/31 369 531
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 458
Occidental Petroleum Corp.
2.900% due 08/15/24 550 549
3.500% due 08/15/29 395 377
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 406
ONEOK, Inc.
6.850% due 10/15/37 377 489
Oracle Corp.
2.950% due 04/01/30 360 373
3.900% due 05/15/35 478 519
3.800% due 11/15/37 160 170
3.600% due 04/01/40 1,541 1,578
5.375% due 07/15/40 290 362
3.600% due 04/01/50 410 404
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 676
2.100% due 08/01/27 685 668
2.500% due 02/01/31 635 598
4.200% due 06/01/41 360 356
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 281
Pacific LifeCorp
3.350% due 09/15/50 (Þ) 335 333
PacifiCorp
3.350% due 07/01/25 529 571
PepsiCo, Inc.
2.625% due 03/19/27 457 490
Philip Morris International, Inc.
4.375% due 11/15/41 635 724
Plains All American Pipeline, LP / PAA
Finance Corp.
4.900% due 02/15/45 594 592
Procter & Gamble Co. (The)
2.800% due 03/25/27 537 585
Progress Energy, Inc.
7.750% due 03/01/31 389 549
Prospect Capital Corp.
3.706% due 01/22/26 540 546
Prudential Financial, Inc.
5.375% due 05/15/45 (USD 3 Month
LIBOR + 3.031%)(Ê) 500 550
Public Service Co. of Oklahoma
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
6.625% due 11/15/37 260 362
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 244
3.700% due 05/01/28 210 234
PVH Corp.
Series WI
4.625% due 07/10/25 315 350
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 559 541
QVC, Inc.
4.850% due 04/01/24 705 764
Raymond James Financial, Inc.
4.950% due 07/15/46 255 322
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 513 548
Republic Services, Inc.
2.500% due 08/15/24 559 590
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 401
Retail Properties of America, Inc.
4.000% due 03/15/25 462 489
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 990 990
1.200% due 09/02/25 (Þ) 760 752
1.750% due 09/02/27 (Þ) 265 261
2.200% due 09/02/30 (Þ) 620 592
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 248
5.000% due 03/15/27 480 552
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 159
3.900% due 10/15/29 1,055 1,097
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 718
Series FXD
3.500% due 06/07/24 536 574
Sherwin-Williams Co. (The)
2.300% due 05/15/30 558 556
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 534
Simon Property Group, LP
2.450% due 09/13/29 945 952
3.250% due 09/13/49 115 111
3.800% due 07/15/50 385 408
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 579
Southern California Edison Co.
6.650% due 04/01/29 390 479
Southern Power Co.
5.150% due 09/15/41 413 480

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwest Airlines Co.
5.125% due 06/15/27 745 871
Spectra Energy Partners, LP
4.500% due 03/15/45 500 559
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 514
Starbucks Corp.
2.000% due 03/12/27 478 490
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 490
5.300% due 04/01/44 513 543
Synchrony Financial
3.950% due 12/01/27 443 482
Sysco Corp.
6.600% due 04/01/50 331 492
TCI Communications, Inc.
7.875% due 02/15/26 340 444
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 382
2.900% due 03/01/30 (Þ) 875 888
8.375% due 06/15/32 515 729
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 453 486
Time Warner Cable LLC
6.550% due 05/01/37 837 1,112
7.300% due 07/01/38 450 639
6.750% due 06/15/39 460 627
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 504
8.375% due 07/15/33 600 886
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 585 634
1.500% due 02/15/26 (Þ) 574 574
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 344 487
Tyson Foods, Inc.
4.875% due 08/15/34 402 489
Unilever Capital Corp.
2.900% due 05/05/27 449 487
UnitedHealth Group, Inc.
2.000% due 05/15/30 205 203
5.800% due 03/15/36 408 554
Unum Group
5.750% due 08/15/42 411 489
Upjohn, Inc.
2.300% due 06/22/27 (Þ) 552 559
Vale Overseas, Ltd.
6.250% due 08/10/26 482 576
Valero Energy Corp.
1.200% due 03/15/24 835 839
Validus Holdings, Ltd.
8.875% due 01/26/40 477 752
Verizon Communications, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 08/15/26 531 565
7.750% due 12/01/30 1,565 2,256
3.550% due 03/22/51 335 340
Series WI
4.272% due 01/15/36 980 1,129
ViacomCBS , Inc.
3.700% due 08/15/24 460 500
4.750% due 05/15/25 505 572
5.900% due 10/15/40 380 481
4.600% due 01/15/45 455 507
Visa, Inc.
Series DMTN
2.750% due 09/15/27 539 579
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 289
Vontier Corp.
1.800% due 04/01/26 (Þ) 370 369
2.950% due 04/01/31 (Þ) 330 325
Vornado Realty Trust
3.500% due 01/15/25 429 455
Wachovia Capital Trust II
0.684% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 504
Walt Disney Co. (The)
Series WI
6.400% due 12/15/35 338 484
Wells Fargo & Co.
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 795 858
5.950% due 12/15/36 100 133
4.650% due 11/04/44 463 541
Western & Southern Life Insurance Co.
(The)
3.750% due 04/28/61 (Þ) 355 359
Williams Cos., Inc. (The)
8.750% due 03/15/32 319 477
5.800% due 11/15/43 160 199
WPX Energy, Inc.
5.750% due 06/01/26 420 439
WRKCo , Inc.
3.000% due 06/15/33 460 475
187,896
International Debt - 10.3%
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 465 486
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 690 717
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 209
Series WI
3.600% due 11/28/24 447 485
America Movil SAB de CV
3.125% due 07/16/22 882 908
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 451 488

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
410 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 233
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 321
5.450% due 01/23/39 350 442
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 519
AstraZeneca PLC
6.450% due 09/15/37 420 604
Baidu, Inc.
3.500% due 11/28/22 463 482
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 507
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 551 580
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 150 169
Banco Santander SA
2.749% due 12/03/30 1,000 971
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 520
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 306
Series REGS
3.650% due 09/19/22 115 117
Bank of Nova Scotia (The)
2.000% due 11/15/22 475 487
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 1,126 1,205
4.950% due 01/10/47 394 481
Barrick NA Finance LLC
5.750% due 05/01/43 605 809
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 605 685
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,402 1,512
BMW US Capital LLC
4.150% due 04/09/30 (Þ) 455 526
BNP Paribas SA
4.250% due 10/15/24 531 591
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 259 275
Brookfield Finance LLC
3.450% due 04/15/50 497 487
Brookfield Finance, Inc.
4.000% due 04/01/24 443 480
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 531 567
0.950% due 10/23/25 530 529
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 363 485
Celulosa Arauco y Constitucion SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.500% due 08/01/24 525 571
Cenovus Energy, Inc.
6.800% due 09/15/37 385 480
CI Financial Corp.
3.200% due 12/17/30 1,035 1,055
CNH Industrial NV
4.500% due 08/15/23 475 515
Colombia Government International
Bond
4.125% due 02/22/42 430 421
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 295
Credit Suisse Group AG
Series WI
4.550% due 04/17/26 495 557
Danone SA
2.589% due 11/02/23 (Þ) 563 588
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 485
Deutsche Bank AG
3.950% due 02/27/23 551 581
DH Europe Finance II SARL
2.600% due 11/15/29 531 547
DNB Bank ASA
2.150% due 12/02/22 (Þ) 471 484
Ecopetrol SA
6.875% due 04/29/30 425 515
Element Fleet Management Corp.
1.600% due 04/06/24 (Þ) 300 303
Enbridge, Inc.
3.700% due 07/15/27 440 482
Enel Finance International NV
4.625% due 09/14/25 (Þ) 1,185 1,347
Series 658A
3.500% due 04/06/28 (Þ) 513 553
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 848
Equinor ASA
3.700% due 04/06/50 190 206
Fairfax Financial Holdings, Ltd.
Series 144a
3.375% due 03/03/31 (Þ) 420 424
Series WI
4.850% due 04/17/28 528 595
Falabella SA
3.750% due 04/30/23 (Þ) 460 482
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 196
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 355 357
2.625% due 03/31/36 (Þ) 425 412
GE Capital International Funding Co.,
ULC
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.373% due 11/15/25 542 590
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 529 561
HSBC Bank PLC
7.650% due 05/01/25 385 469
HSBC Holdings PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 635 645
ING Groep NV
2.727% due 04/01/32 (SOFR +
1.316%)(Ê) 345 349
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 453 484
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 528 578
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 4,073 4,072
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 559
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 346
Meituan
2.125% due 10/28/25 (Þ) 482 475
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 298 338
Mexico Government International Bond
2.659% due 05/24/31 435 418
3.771% due 05/24/61 520 464
National Bank of Canada
2.150% due 10/07/22 (Þ) 303 311
Natwest Group PLC
3.875% due 09/12/23 1,390 1,492
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 438
Nomura Holdings, Inc.
2.648% due 01/16/25 1,476 1,543
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 705 699
1.591% due 04/03/28 (Þ) 1,000 980
Panasonic Corp.
2.536% due 07/19/22 (Þ) 544 556
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 462
POSCO
2.375% due 01/17/23 (Þ) 587 602
Prosus NV
4.027% due 08/03/50 (Þ) 599 559
Republic of Colombia Government
International Bond
3.250% due 04/22/32 615 603
RESIMAC Premier
1.274% due 02/07/52 (Þ) 1,338 1,343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resimac , Ltd.
Series 2021-1A Class A1
0.842% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 2,199 2,199
Reynolds American, Inc.
7.250% due 06/15/37 390 509
8.125% due 05/01/40 715 1,020
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 500 532
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 448
Sands China, Ltd.
Series WI
4.600% due 08/08/23 97 104
Sanofi
3.375% due 06/19/23 538 572
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 712
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 203
2.875% due 04/16/24 (Þ) 531 561
1.625% due 11/24/25 (Þ) 300 304
Scentre Group
3.625% due 01/28/26 (Þ) 690 751
4.375% due 05/28/30 (Þ) 525 595
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 975 1,034
Schlumberger Investment SA
1.400% due 09/17/25 405 410
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 576
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 574 594
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 487 487
Sky, Ltd.
3.750% due 09/16/24 (Þ) 438 481
Smith & Nephew PLC
2.032% due 10/14/30 605 577
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 632
4.250% due 04/14/25 (Þ) 500 542
3.625% due 03/01/41 (Þ) 625 605
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/23 466 488
Suncor Energy, Inc.
5.950% due 12/01/34 414 533
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 656
Series WI
4.400% due 11/26/23 605 661
5.000% due 11/26/28 1,105 1,314
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 454 483

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
412 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
Series GMTN
3.250% due 03/11/24 449 483
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 506
Total Capital International SA
2.700% due 01/25/23 469 488
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 456 563
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 541
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 442 497
UBS Group AG
4.125% due 04/15/26 (Þ) 501 561
Vale Overseas, Ltd.
6.875% due 11/10/39 290 400
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 569 587
1.250% due 11/24/25 (Þ) 1,115 1,112
Voya CLO, Ltd.
Series 2021-3A Class A1R
1.228% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,480
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 508
79,727
Mortgage-Backed Securities - 19.5%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 256
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 62 64
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 15 10
Bellemeade Re, Ltd.
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,582
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,432
Benchmark Mortgage Trust
Series 2020-IG1 Class A3
2.687% due 09/15/43 3,660 3,804
Series 2020-IG3 Class A4
2.437% due 09/15/48 (Þ) 2,986 3,044
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 2,150 2,143
CAMB Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,189
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,909 1,947
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,451
Citigroup Mortgage Loan Trust, Inc.
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 72 73
Commercial Mortgage Trust
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 255
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,672 1,586
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,388
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,988
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 415 422
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 751
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,473
Fannie Mae
2.600% due 2031 330 349
5.500% due 2033 31 35
5.500% due 2034 220 256
4.500% due 2035 322 369
6.000% due 2035 65 75
5.500% due 2036 160 186
5.500% due 2037 114 132
5.500% due 2038 512 595
6.000% due 2039 32 38
4.500% due 2040 118 132
5.500% due 2040 441 514
4.000% due 2041 128 141
3.500% due 2043 1,166 1,284
4.000% due 2043 130 144
4.000% due 2044 680 751
3.500% due 2045 1,012 1,097
4.000% due 2045 629 693
4.000% due 2046 1,478 1,621

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2046 343 385
4.000% due 2047 535 580
4.500% due 2047 122 134
4.000% due 2048 681 740
5.000% due 2048 2,458 2,727
3.000% due 2049 3,688 3,940
4.000% due 2049 642 705
2.000% due 2050 19,937 20,182
2.500% due 2050 5,902 6,176
3.000% due 2050 5,176 5,513
3.500% due 2050 652 704
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 446 538
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 23 26
Series 2005-117 Class LC
5.500% due 11/25/35 77 81
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,938 245
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,370 167
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 2,428 305
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 2,166 313
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 972 172
Freddie Mac
5.500% due 2032 9 10
7.500% due 2032 6 7
5.500% due 2034 20 23
4.000% due 2040 537 599
5.500% due 2041 170 199
3.500% due 2043 688 757
3.500% due 2044 115 127
4.000% due 2044 443 490
4.000% due 2045 783 864
3.500% due 2046 129 140
4.000% due 2047 881 957
4.500% due 2048 345 377
2.500% due 2050 7,069 7,379
3.000% due 2050 13,904 14,786
2.000% due 2051 5,403 5,486
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 220 259
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 447 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-3123 Class HT
5.000% due 03/15/26 111 118
Series 2010-3632 Class PK
5.000% due 02/15/40 120 135
Series 2012-4019 Class JD
3.000% due 05/15/41 120 125
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,614 189
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 2,331 295
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,267 692
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,785 260
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 2,278 330
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,840 340
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,897 371
Ginnie Mae II
4.500% due 2042 140 157
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 788 93
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 2,034 257
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 2,544 333
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,566 356
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 2,800 336
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 8,613 1,160
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 685 88
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 677 81
Series 2021-9 Class MI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
414 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 01/20/51 2,428 317
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,475 189
Hilton USA Trust
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 261
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 51 51
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 494 504
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,500 4,630
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,773
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,061 3,972
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 5,048 5,020
Series 2019-NUGS Class D
3.300% due 12/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,172 1,177
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,866
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 207
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 34
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 324
Series 2018-SELF Class D
1.835% due 10/15/37 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 2,783 2,776
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 678
Oaktown Re VI Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,485
One Market Plaza Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,162
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 836
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~) (Ê)(Þ) 235 250
Towd Point Mortgage Trust
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 1,301 1,301
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
3.838% due 03/25/34 (~)(Ê) 461 474
151,873
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 268 389
7.055% due 04/01/57 482 684
1,073
Non-US Bonds - 2.4%
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 775 1,046
Last Mile Securities
0.900% due 08/17/31 EUR 1,273 1,531
Mansard Mortgages
Series 2007-1X Class A2
0.208% due 04/15/47 (GBP 3 Month
LIBOR + 0.180%)(Ê) GBP 1,554 2,073
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 829 1,124
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 3,010 4,115
RMAC Securities No. 1 PLC
0.230% due 06/12/44 GBP 479 638
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 400 536
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 860 1,148
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.899% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 565 786
Series 2021-UK1A Class B
1.349% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 695
Towd Point Mortgage Funding

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,793
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 1,340 1,852
18,337
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 753
United States Government Treasuries - 23.8%
United States Treasury Notes
0.125% due 05/31/22 11,735 11,741
2.125% due 06/30/22 10,290 10,533
1.500% due 09/15/22 2,170 2,211
0.250% due 04/15/23 6,875 6,887
1.750% due 05/15/23 5,185 5,350
1.250% due 07/31/23 5,080 5,198
2.750% due 11/15/23 12,805 13,614
0.125% due 01/15/24 11,755 11,705
2.000% due 04/30/24 2,168 2,275
2.250% due 04/30/24 2,815 2,975
2.000% due 02/15/25 6,065 6,398
3.000% due 10/31/25 1,210 1,332
2.250% due 11/15/25 3,530 3,769
1.625% due 02/15/26 6,760 7,020
0.750% due 03/31/26 2,320 2,311
2.250% due 03/31/26 2,560 2,735
0.750% due 04/30/26 1,175 1,169
1.625% due 05/15/26 4,362 4,526
1.500% due 08/15/26 6,534 6,727
0.625% due 03/31/27 4,275 4,164
2.375% due 05/15/27 3,010 3,235
0.500% due 05/31/27 4,750 4,575
2.750% due 02/15/28 590 647
1.125% due 02/29/28 76 75
1.250% due 03/31/28 2,097 2,091
2.875% due 05/15/28 898 993
2.875% due 08/15/28 548 607
3.125% due 11/15/28 194 218
2.375% due 05/15/29 1,410 1,510
1.625% due 08/15/29 5,925 5,997
1.750% due 11/15/29 5,120 5,226
0.625% due 08/15/30 6,060 5,553
0.875% due 11/15/30 316 296
1.125% due 02/15/31 6,103 5,828
1.125% due 05/15/40 1,920 1,606
1.125% due 08/15/40 3,700 3,084
1.375% due 11/15/40 3,930 3,424
1.875% due 02/15/41 3,064 2,915
2.750% due 11/15/42 2,180 2,386
3.125% due 08/15/44 1,690 1,963
2.875% due 08/15/45 1,210 1,350
2.750% due 11/15/47 3,261 3,565
3.000% due 02/15/48 2,141 2,452
3.000% due 08/15/48 246 282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 11/15/48 570 699
3.000% due 02/15/49 213 245
2.875% due 05/15/49 242 272
1.250% due 05/15/50 3,505 2,720
1.625% due 02/15/51 8,505 7,276
1.875% due 02/15/51 1,405 1,278
185,008
Total Long-Term Investments
(cost
$689,896
) 701,455
Short-Term Investments - 9.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 460 468
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 310
Federal Home Loan Bank Discount
Notes
0.000% due 05/05/21 (ç)(ž) 350 350
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 200 202
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 966
Kaupthing Bank HF
5.750% due 10/04/11 (Ø)(Š)(Æ) 100 —
5.750% due 10/04/11 (Ø)(Š)(Æ)(Þ) 100 —
7.625% due 02/28/15 (Ø)(Š)(Æ) 1,210 —
7.625% due 02/28/15 (Ø)(Š)(Æ)(Þ) 1,210 —
PacifiCorp
2.950% due 02/01/22 295 299
Southern Natural Gas Co. LLC
4.400% due 06/15/21 (ç) 380 380
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 375
U.S. Cash Management Fund(@) 69,778,961(∞) 69,765
Total Short-Term Investments
(cost $74,170) 73,115
Total Investments - 99.7%
(identified cost $764,066) 774,570
Other Assets and Liabilities,
Net - 0.3%
2,630
Net Assets - 100.0%
777,200

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
416 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
26.2%
225 Liberty Street Trust 02/17/16 235,000 102.27 240
256
ACE Securities Corp. Mortgage Loan Trust 03/08/17 580,168 93.97 545
575
Adani Ports and Special Economic Zone, Ltd. 04/23/20 465,000 93.35 434
486
Alimentation Couche-Tard, Inc. 09/19/17 445,000 98.69 439
487
American Tower Trust #1 01/05/17 240,000 99.76 239
243
Amur Equipment Finance Receivables IX LLC 04/14/21 709,000 99.99 709
709
Anglo American Capital PLC 04/14/21 451,000 108.25 488
488
Antares Holdings, LP 01/21/21 505,000 98.85 499
519
Apollo Management Holdings, LP 05/24/16 230,000 99.95 230
261
Apollo Management Holdings, LP 03/08/18 370,000 99.30 367
433
Apollo Management Holdings, LP 05/24/18 195,000 99.67 194
214
AT&T, Inc. 05/02/18 1,173,000 96.63 1,131
1,079
Athene Global Funding 06/12/19 140,000 100.28 140
144
Athene Global Funding 11/06/19 1,145,000 102.89 1,178
1,211
Aviation Capital Group LLC 09/03/20 458,000 97.20 445
490
Banco de Bogota SA 09/22/17 477,000 99.13 473
507
Banco de Credito e Inversiones SA 10/05/20 551,000 105.10 579
580
Banco Santander Mexico SA 04/14/20 150,000 100.00 150
169
Bangkok Bank PCL 06/19/18 382,000 125.64 480
520
Banistmo SA 12/07/17 300,000 99.96 300
306
Bayer US Finance II LLC 08/14/18 605,000 93.62 566
685
Bayer US Finance LLC 06/18/18 1,402,000 98.88 1,389
1,512
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,432
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,582
Benchmark Mortgage Trust 03/24/21 2,986,000 101.26 3,024
3,044
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,196,094 98.21 2,157
2,214
Blackstone / GSO Secured Lending Fund 10/16/20 520,000 99.18 516
548
BMW US Capital LLC 04/06/20 455,000 99.87 454
526
British Airways Pass-Through Trust 11/17/20 258,829 100.00 259
275
Broadcom, Inc. 05/05/20 625,000 99.89 624
633
Broadcom, Inc. 01/04/21 455,000 99.66 453
439
BX Trust 06/01/18 2,150,000 100.00 2,150
2,143
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,189
Cargill, Inc. 01/28/21 435,000 99.96 435
414
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
575
Centene Corp. 11/12/19 200,000 103.91 208
208
CF Hippolyta LLC 03/10/21 1,332,000 99.98 1,332
1,332
Chase Auto Credit Liked Notes 03/16/21 5,481,000 100.00 5,482
5,482
Chase Home Lending Mortgage Trust 07/22/20 1,909,082 100.00 1,909
1,947
Citadel Finance LLC 03/03/21 590,000 99.54 587
585
Citadel, LP 09/11/19 625,000 99.77 624
662
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,392
2,451
Citigroup Mortgage Loan Trust, Inc. 02/01/17 72,122 97.88 71
73
CLI Funding VI LLC 09/29/20 586,399 100.00 586
586
CLI Funding VI LLC 10/02/20 3,120,117 99.98 3,119
3,151
Commercial Mortgage Trust 02/19/16 235,000 102.27 240
255
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,586
ConocoPhillips 04/30/19 240,000 100.38 241
267
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.19 287
295
CoStar Group, Inc. 06/24/20 645,000 99.93 645
638
Cox Communications, Inc. 05/31/17 870,000 109.09 949
1,153
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,388
CVC Cordatus Loan Fund XX 04/29/21 2,735,000 121.30 3,317
3,288
Danone SA 10/01/19 563,000 100.98 568
588
Danske Bank A/S 05/08/19 435,000 103.09 448
485
DBGS Mortgage Trust 04/03/19 1,961,000 101.30 1,986
1,988
Delta Air Lines, Inc. 06/11/20 413,000 104.19 430
480
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 415,489 100.56 418
422
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.14 1,502
1,500
Discovery Communications LLC 04/28/20 291,000 102.11 297
285
DNB Bank ASA 03/09/21 471,000 102.73 484
484
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,300
Dryden 49 Senior Loan Fund 03/29/21 3,924,000 100.00 3,924
3,924

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 417
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Dryden 53 CLO, Ltd. 04/18/18 1,600,000 100.15 1,602
1,598
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
751
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,473
ECAF, Ltd. 08/09/18 355,229 99.28 353
336
Element Fleet Management Corp. 03/31/21 300,000 99.89 300
303
Enel Finance International NV 01/05/18 513,000 95.06 488
553
Enel Finance International NV 09/11/18 1,185,000 101.58 1,204
1,347
Eni SpA 09/05/18 790,000 99.73 788
848
Fairfax Financial Holdings, Ltd. 03/01/21 420,000 100.02 420
424
Falabella SA 04/13/21 460,000 105.09 483
482
Farmers Exchange Capital III 10/12/16 290,000 99.14 288
355
FirstKey Homes Trust 07/31/20 1,182,000 99.99 1,182
1,183
FirstKey Homes Trust 10/02/20 4,932,090 100.79 4,971
4,914
FNA VI LLC 01/22/21 900,550 99.98 900
900
Fresnillo PLC 09/29/20 200,000 98.02 196
196
GA Global Funding Trust Secured 01/08/21 405,000 99.89 405
406
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 355,000 100.00 355
357
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 425,000 100.00 425
412
GE Capital Funding LLC 07/08/20 433,000 105.64 457
484
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 705,000 99.63 702
696
Hewlett Packard Enterprise Co. 09/30/15 500 99.96 —
1
Hilton USA Trust 05/26/17 261,000 99.73 260
261
Intesa Sanpaolo SpA 06/18/18 453,000 90.43 410
484
Inversiones CMPC SA 07/06/20 528,000 106.11 560
578
Invitation Homes Trust 09/09/20 2,193,211 99.63 2,185
2,196
JPMorgan Mortgage Trust 03/30/21 493,910 102.18 505
504
JPMorgan Mortgage Trust 04/26/21 4,500,000 102.83 4,627
4,630
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.43 226
281
Land O'Lakes, Inc. 06/22/16 700,000 101.70 712
745
LCM XXV, Ltd. 07/10/17 4,073,000 99.76 4,063
4,072
Leidos , Inc. 05/26/20 160,000 105.49 169
174
Lukoil International Finance BV 09/19/17 527,000 101.01 532
559
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
346
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,640
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 5,000
5,003
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,786
Marvell Technology, Inc. 04/30/21 230,000 106.20 244
244
Meituan 12/02/20 482,000 101.35 488
475
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.76 2,769
2,773
Mondelez International Holdings BV 09/04/20 72,000 102.33 74
74
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
5,020
Morgan Stanley Capital I Trust 08/15/18 4,060,871 100.00 4,061
3,972
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,177
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.55 34
34
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.05 207
207
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.27 1,832
1,866
Motiva Enterprises LLC 04/23/20 425,000 91.19 388
520
MSCG Trust 05/19/15 310,000 101.30 314
324
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,776
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
308
National Bank of Canada 10/05/20 303,000 102.38 310
311
Navient Private Education Refi Loan Trust 07/20/20 951,020 99.99 951
958
Navient Private Education Refi Loan Trust 07/23/20 3,341,025 101.04 3,376
3,400
Navient Private Education Refi Loan Trust 11/03/20 1,305,081 99.99 1,305
1,315
Navient Private Education Refi Loan Trust 01/19/21 1,044,641 99.99 1,044
1,044
Navient Private Education Refi Loan Trust 03/16/21 1,713,000 100.00 1,713
1,715
Nestle Holdings, Inc. 04/22/20 512,000 105.39 540
547
New York Life Insurance Co. 04/08/20 195,000 99.40 194
209
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.49 417
438
NGPL PipeCo LLC 10/02/19 438,000 127.62 559
588
Northern Natural Gas Co. 06/05/18 444,000 96.39 428
489
NTT Finance Corp. 02/24/21 705,000 100.00 705
699

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
418 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NTT Finance Corp. 02/24/21 1,000,000 100.00 1,000
980
Oaktown Re III, Ltd. 01/26/21 678,000 100.49 681
678
Oaktown Re VI Ltd. 04/14/21 2,464,000 100.00 2,464
2,485
Octane Receivables Trust 04/27/21 1,949,000 99.99 1,949
1,948
Ohio National Financial Services, Inc. 01/16/20 365,000 99.94 365
406
One Market Plaza Trust 02/15/17 1,133,000 102.20 1,158
1,162
Pacific Life Insurance Co. 06/15/18 255,000 92.25 235
281
Pacific LifeCorp 09/10/20 335,000 99.52 333
333
Panasonic Corp. 04/23/20 544,000 100.13 545
556
POSCO 01/04/21 587,000 102.76 603
602
Prosus NV 02/03/21 599,000 100.70 603
559
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
836
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 244
250
RESIMAC Premier 09/23/20 1,338,031 100.00 1,338
1,343
Resimac , Ltd. 03/04/21 2,199,000 100.00 2,199
2,199
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.71 386
401
Roche Holdings, Inc. 07/08/20 500,000 106.31 532
532
Royalty Pharma PLC 08/24/20 620,000 97.89 607
592
Royalty Pharma PLC 08/24/20 265,000 98.44 261
261
Royalty Pharma PLC 08/24/20 760,000 99.02 753
752
Royalty Pharma PLC 08/24/20 990,000 99.47 985
990
SABIC Capital II BV 04/07/20 416,000 100.57 418
448
Santander UK Group Holdings PLC 10/01/18 565,000 102.85 581
712
Saudi Arabian Oil Co. 04/07/20 531,000 98.94 525
561
Saudi Arabian Oil Co. 11/17/20 200,000 99.81 200
203
Saudi Arabian Oil Co. 11/17/20 300,000 99.97 300
304
Scentre Group 05/19/20 690,000 99.48 686
751
Scentre Group 05/19/20 525,000 99.79 524
595
Scentre Group Trust 2 09/16/20 975,000 100.00 975
1,034
Schneider Electric SE 04/22/19 557,000 100.09 557
576
Siemens Financieringsmaatschappij NV 02/03/21 574,000 103.78 596
594
SK Hynix, Inc. 03/09/21 487,000 100.01 487
487
Sky, Ltd. 01/05/21 438,000 110.54 484
481
Smithfield Foods, Inc. 03/27/19 500,000 101.14 506
579
Societe Generale SA 01/16/20 500,000 104.65 523
542
Societe Generale SA 01/16/20 605,000 99.85 604
632
Societe Generale SA 02/22/21 625,000 99.65 623
605
SoFi Professional Loan Program Trust 07/20/20 831,424 102.13 849
846
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 108.70 489
514
Suncor Energy Ventures Corp. 12/14/18 365,000 99.95 365
375
Taurus UK Designated Activity Co. 02/22/21 500,000 140.62 703
695
Taurus UK Designated Activity Co. 02/22/21 565,000 140.62 795
786
Tencent Holdings, Ltd. 01/04/21 454,000 106.30 483
483
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.18 859
888
Texas Eastern Transmission, LP 11/13/19 453,000 103.02 467
486
Textainer Marine Containers VII, Ltd. 09/08/20 2,373,863 100.01 2,374
2,396
T-Mobile USA, Inc. 04/02/20 585,000 99.98 585
634
T-Mobile USA, Inc. 07/06/20 574,000 100.58 577
574
Towd Point Mortgage Trust 08/04/17 2,138,063 101.23 2,164
2,208
Towd Point Mortgage Trust 11/09/17 1,713,571 102.48 1,756
1,762
Towd Point Mortgage Trust 11/04/19 2,087,511 100.94 2,107
2,186
Towd Point Mortgage Trust 11/26/19 1,402,525 100.28 1,407
1,412
Towd Point Mortgage Trust 08/17/20 5,465,008 101.81 5,565
5,544
Towd Point Mortgage Trust 02/22/21 1,300,914 100.00 1,301
1,301
Triton Container International, Ltd. 04/06/21 540,000 99.90 539
541
Trust Fibra Uno 10/11/19 442,000 105.17 465
497
UBS Group AG 07/07/20 501,000 112.51 564
561
Upjohn, Inc. 07/07/20 552,000 104.31 576
559
Vistra Operations Co. LLC 06/04/19 275,000 99.82 274
289
Volkswagen Group of America Finance LLC 10/05/20 569,000 102.67 584
587
Volkswagen Group of America Finance LLC 11/17/20 1,115,000 99.84 1,113
1,112
Vontier Corp. 03/03/21 330,000 99.79 329
325
Vontier Corp. 03/03/21 370,000 99.86 369
369

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 419
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Voya CLO, Ltd. 07/16/18 900,000 100.12 901
900
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,660
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,480
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 1,339,900 138.66 1,858
1,852
Western & Southern Life Insurance Co. (The) 04/21/21 355,000 99.85 354 359
203,883
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 335 AUD 46,696 06/21
161
Canadian 10 Year Government Bond Futures 57 CAD 7,944 06/21
(2)
United States 2 Year Treasury Note Futures 40 USD 8,830 06/21
—
United States 5 Year Treasury Note Futures 520 USD 64,447 06/21
(259)
United States 10 Year Treasury Note Futures 1,019 USD 134,540 06/21
(1,217)
United States 10 Year Ultra Treasury Note Futures 27 USD 3,929 06/21
(63)
United States Treasury Long Bond Futures 109 USD 17,141 06/21
(164)
United States Treasury Ultra Bond Futures 68 USD 12,641 06/21 (238)
Short Positions
Euro-Bund Futures 157 EUR 26,690 06/21
266
Japanese 10 Year Government Bond Futures 5 JPY 756,700 06/21
(14)
Long Gilt Futures 99 GBP 12,639 06/21
198
United States 2 Year Treasury Note Futures 155 USD 34,217 06/21
28
United States 5 Year Treasury Note Futures 32 USD 3,966 06/21 26
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,278)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 827 AUD 1,039 06/08/21 (26)
Bank of America USD 28 NOK 243 06/08/21 1
Bank of America USD 317 NOK 2,660 06/08/21 3
Bank of America AUD 325 USD 247 06/08/21 (3)
Bank of America AUD 433 USD 337 06/08/21 3
Bank of America AUD 16,939 USD 13,417 06/08/21 365
Bank of America NOK 54,262 USD 6,605 06/08/21 86
Bank of America NOK 55,978 USD 6,625 06/08/21 (101)
Bank of Montreal USD 3,300 NOK 28,000 06/16/21 64
Bank of Montreal CAD 2,000 USD 1,582 06/16/21 (45)
Bank of Montreal SEK 13,800 USD 1,622 06/16/21 (9)
Bank of New York USD 465 GBP 333 06/08/21 (5)
Bank of New York USD 1,582 GBP 1,119 06/08/21 (37)
Bank of New York USD 23,567 GBP 16,710 06/08/21 (487)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
420 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 8,857 USD 12,147 06/08/21 (86)
Citigroup USD 96 NZD 133 06/08/21 (1)
Citigroup USD 189 NZD 270 06/08/21 5
Citigroup USD 6,696 NZD 9,063 06/08/21 (211)
Citigroup NZD 488 USD 363 06/08/21 14
Commonwealth Bank of Australia USD 1,999 JPY 220,287 06/08/21 18
Commonwealth Bank of Australia USD 3,210 JPY 340,004 06/08/21 (98)
Commonwealth Bank of Australia USD 278 SEK 2,285 06/08/21 (8)
Commonwealth Bank of Australia JPY 560,292 USD 5,278 06/08/21 149
Commonwealth Bank of Australia SEK 746 USD 89 06/08/21 1
Commonwealth Bank of Australia SEK 1,380 USD 158 06/08/21 (5)
Commonwealth Bank of Australia SEK 54,406 USD 6,539 06/08/21 111
JPMorgan Chase GBP 1,633 USD 2,255 05/20/21 (1)
Royal Bank of Canada USD 6,939 CAD 8,530 06/08/21 1
Royal Bank of Canada USD 13,269 CAD 16,673 06/08/21 296
Royal Bank of Canada USD 162 EUR 133 06/08/21 (1)
Royal Bank of Canada USD 13,103 EUR 10,785 06/08/21 (127)
Royal Bank of Canada USD 3,310 NOK 28,000 06/16/21 54
Royal Bank of Canada CAD 275 USD 218 06/08/21 (6)
Royal Bank of Canada CAD 830 USD 663 06/08/21 (12)
Royal Bank of Canada CAD 2,000 USD 1,585 06/16/21 (42)
Royal Bank of Canada EUR 1,637 USD 1,923 06/08/21 (47)
Royal Bank of Canada EUR 3,030 USD 3,711 06/08/21 66
Royal Bank of Canada SEK 13,800 USD 1,624 06/16/21 (7)
Standard Chartered USD 3,299 NOK 28,000 06/16/21 66
Standard Chartered CAD 2,000 USD 1,582 06/16/21 (46)
Standard Chartered SEK 13,800 USD 1,622 06/16/21 (9)
State Street EUR 1,273 USD 1,524 05/20/21 (7)
State Street GBP 10,540 USD 14,532 05/20/21 (24)
Toronto Dominion Bank USD 3,299 NOK 28,000 06/16/21 65
Toronto Dominion Bank CAD 2,000 USD 1,581 06/16/21 (46)
Toronto Dominion Bank SEK 13,800 USD 1,622 06/16/21 (9)
UBS USD 539 CHF 486 06/08/21 (7)
UBS USD 3,299 NOK 28,000 06/16/21 65
UBS CAD 2,000 USD 1,582 06/16/21 (45)
UBS CHF 283 USD 311 06/08/21 1
UBS CHF 464 USD 493 06/08/21 (16)
UBS CHF 17,468 USD 19,291 06/08/21 147
UBS SEK 13,800 USD 1,622 06/16/21 (9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 421
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 76,788 $ —
$ —
$ 76,788 9.9
Corporate Bonds and Notes — 187,896 —
—
187,896 24.2
International Debt — 79,727 —
—
79,727 10.3
Mortgage-Backed Securities — 151,873 —
—
151,873 19.5
Municipal Bonds — 1,073 —
—
1,073 0.1
Non-US Bonds — 18,337 —
—
18,337 2.4
United States Government Agencies — 753 —
—
753 0.1
United States Government Treasuries — 185,008 —
—
185,00 8 23.8
Short-Term Investments — 3,350 — 69,76 5 73,11 5 9.4
Total Investments — 704,80 5 — 69,76 5 774,5 70 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 679 — — — 679 0.1
Foreign Currency Exchange Contracts — 1,581 — — 1,581 0.2
A
Liabilities
Futures Contracts (1,957) — — — (1,957) (0.3)
Foreign Currency Exchange Contracts — (1,583) — — (1,583) (0.2)
Total Other Financial Instruments
*
$ (1,278) $ (2) $ — $ — $ (1,280)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
7,213
Belgium ..................................................................................
996
Bermuda .................................................................................
4,555
Brazil ......................................................................................
400
Canada ....................................................................................
10,882
Cayman Islands .......................................................................
7,553

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
422 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Chile .......................................................................................
2,506
China ......................................................................................
2,693
Colombia .................................................................................
2,047
Denmark .................................................................................
485
France .....................................................................................
4,594
Germany .................................................................................
5,597
Iceland ....................................................................................
—
India .......................................................................................
486
Ireland ....................................................................................
8,538
Italy ........................................................................................
1,332
Japan ......................................................................................
6,897
Jersey ......................................................................................
561
Luxembourg ............................................................................
547
Macao .....................................................................................
104
Mexico ....................................................................................
2,795
Netherlands ............................................................................
2,249
Norway ....................................................................................
690
Panama ...................................................................................
424
Russia .....................................................................................
559
Saudi Arabia ...........................................................................
1,515
South Africa ............................................................................
488
South Korea ............................................................................
1,088
Spain .......................................................................................
971
Switzerland .............................................................................
1,090
Thailand ..................................................................................
520
United Arab Emirates .............................................................
768
United Kingdom ......................................................................
25,066
United States ...........................................................................
668,361
Total Investments .................................................................... 774,570

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 423
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,5 81 $ —
Variation margin on futures contracts* — 679
Total
$ 1,5 81 $ 679
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 1,957
Unrealized depreciation on foreign currency exchange contracts 1, 583 —
Total
$ 1, 583 $ 1,957
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (9,592)
Credit default swap contracts 175 — —
Foreign currency exchange contracts — 2,316 —
Total
$ 175 $ 2,316 $ (9,592)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 1,014
Credit default swap contracts 465 — —
Foreign currency exchange contracts — (386) —
Total
$ 465 $ (386) $ 1,014
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
424 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,581 $ — $ 1,581
Total Financial and Derivative Assets
1,581 — 1,581
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,581 $ — $ 1,581
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 458 $ 130 $ — $ 328
Bank of Montreal
64 54 — 10
Citigroup
18 18 — —
Commonwealth Bank of Australia
279 111 — 168
Royal Bank of Canada
418 243 — 175
Standard Chartered
66 55 — 1 1
Toronto Dominion Bank
65 55 — 10
UBS
213 77 — 136
Total
$ 1,581 $ 743 $ — $ 83 8

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 425
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,583 $ — $ 1,583
Total Financial and Derivative Liabilities
1,583 — 1,583
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,583 $ — $ 1,583
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 130 $ 130 $ — $ —
Bank of Montreal 54 54 — —
Bank of New York 61 4 — — 61 4
Citigroup 212 18 — 194
Commonwealth Bank of Australia 111 111 — —
JPMorgan Chase 1 — — 1
Royal Bank of Canada 243 243 — —
Standard Chartered 55 55 — —
State Street 31 — — 31
Toronto Dominion Bank 55 55 — —
UBS 77 77 — —
Total
$ 1,58 3 $ 743 $ — $ 84 0
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
426 Investment Grade Bond Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 764,066
Investments, at fair value(>) ...........................................................................................................................................................
774,570
Cash ............................................................................................................................................................................................... 498
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,581
Receivables:
Dividends and interest ....................................................................................................................................................... 3,923

From broker(a) ................................................................................................................................................................... 5,859
Prepaid expenses ........................................................................................................................................................................... 8
Total assets .................................................................................................................................................
787,713
Liabilities
Payables:
Due to broker (b ) ................................................................................................................................................................. 1
Investments purchased ...................................................................................................................................................... 6,590
Fund shares redeemed ....................................................................................................................................................... 662
Accrued fees to affiliates .................................................................................................................................................... 258
Other accrued expenses ..................................................................................................................................................... 147
Variation margin on futures contracts ................................................................................................................................. 1,272
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,583
Total liabilities .............................................................................................................................................
10,513
Net Assets ............................................................................................................................................................
$ 777,200

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 427
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 10,012
Shares of beneficial interest ...........................................................................................................................................................
355
Additional paid-in capital ..............................................................................................................................................................
766,833
Net Assets ............................................................................................................................................................
$ 777,200
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 21.93
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 22.78
Class A — Net assets ............................................................................................................................................................. $ 8,183,196
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 373,219
Net asset value per share: Class C(#) ............................................................................................................................................. $ 21.69
Class C — Net assets ............................................................................................................................................................. $ 6,508,924
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 300,046
Net asset value per share: Class M(#) ............................................................................................................................................ $ 21.89
Class M — Net assets ............................................................................................................................................................ $ 54,485,788
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,488,732
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 21.98
Class R6 — Net assets ........................................................................................................................................................... $ 986,815
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 44,889
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.89
Class S — Net assets ............................................................................................................................................................. $ 663,920,134
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 30,324,691
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 21.94
Class Y — Net assets ............................................................................................................................................................. $ 43,115,321
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,965,107
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 69,765
(a)     Receivable from Broker for Futures $ 5,859
(b)     Due to Broker for Swaps $ 1
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
428 Investment Grade Bond Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 21
Interest .............................................................................................................................................................................. 8,622
Total investment income ...............................................................................................................................................................
8,643
Expenses
Advisory fees .................................................................................................................................................................... 959
Administrative fees ........................................................................................................................................................... 186
Custodian fees ................................................................................................................................................................... 79
Distribution fees - Class A ................................................................................................................................................ 10
Distribution fees - Class C ................................................................................................................................................ 27
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 40
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 669
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 87
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ................................................................................................................................. 9
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 30
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 2,196
Expense reductions ........................................................................................................................................................... (361)
Net expenses .................................................................................................................................................................................
1,835
Net investment income (loss) ........................................................................................................................................................
6,808
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 5,953
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (9,592)
Foreign currency exchange contracts ................................................................................................................................ 2,316
Credit default swap contracts ............................................................................................................................................ 175
Foreign currency-related transactions ............................................................................................................................... (45)
Net realized gain (loss) ..................................................................................................................................................................
(1,196)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (9,285)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 1,014
Foreign currency exchange contracts ................................................................................................................................ (386)
Credit default swap contracts ............................................................................................................................................ 465
Foreign currency-related transactions ............................................................................................................................... (11)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (8,200)
Net realized and unrealized gain (loss) ......................................................................................................................................... (9,396)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (2,588)
**      Less than $500.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 429
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,808 $ 16,049
Net realized gain (loss) ...................................................................................................................... (1,196) 41,028
Net change in unrealized appreciation (depreciation) ....................................................................... (8,200) (7,751)
Net increase (decrease) in net assets from operations ............................................................................. (2,588) 49,326
Distributions
To shareholders
Class A .......................................................................................................................................... (343) (171)
Class C .......................................................................................................................................... (285) (131)
Class E(1) ...................................................................................................................................... — (63)
Class M ......................................................................................................................................... (1,597) (524)
Class R6 ........................................................................................................................................ (44) (26)
Class S ........................................................................................................................................... (29,367) (19,709)
Class Y .......................................................................................................................................... (1,913) (1,403)
Net decrease in net assets from distributions .......................................................................................... (33,549) (22,027)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 21,827 (110,087)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(14,310) (82,788)
Net Assets
Beginning of period .................................................................................................................................
791,510 874,298
End of period ..........................................................................................................................................
$ 777,200 $ 791,510

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
430 Investment Grade Bond Fund
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 27 $ 596 191 $ 4,283
Proceeds from reinvestment of distributions 15 340 8 171
Payments for shares redeemed (41) (923) (107) (2,379)
Net increase (decrease)
1 13 92 2,075
Class C
Proceeds from shares sold 12 274 65 1,447
Proceeds from reinvestment of distributions 13 285 6 130
Payments for shares redeemed (61) (1,353) (113) (2,484)
Net increase (decrease)
(36) (794) (42) (907)
Class E(1)
Proceeds from shares sold — — 4 94
Proceeds from reinvestment of distributions — — 3 63
Payments for shares redeemed — — (151) (3,457)
Net increase (decrease)
— — (144) (3,300)
Class M
Proceeds from shares sold 1,508 33,826 731 16,532
Proceeds from reinvestment of distributions 71 1,597 23 524
Payments for shares redeemed (248) (5,540) (284) (6,416)
Net increase (decrease)
1,331 29,883 470 10,640
Class R6
Proceeds from shares sold 1 18 26 582
Proceeds from reinvestment of distributions 2 44 1 26
Payments for shares redeemed (4) (90) (19) (428)
Net increase (decrease)
(1) (28) 8 180
Class S
Proceeds from shares sold 3,776 83,958 6,947 156,527
Proceeds from reinvestment of distributions 1,299 29,088 881 19,526
Payments for shares redeemed (5,423) (121,673) (10,526) (235,590)
Net increase (decrease)
(348) (8,627) (2,698) (59,537)
Class Y
Proceeds from shares sold 304 6,790 220 4,990
Proceeds from reinvestment of distributions 85 1,913 63 1,403
Payments for shares redeemed (324) (7,323) (2,989) (65,631)
Net increase (decrease)
65 1,380 (2,706) (59,238)
Total increase (decrease)
1,012 $ 21,827 (5,020) $ (110,087)

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
432 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income
(Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 22.98 .16 (.26) (.10) (.14) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
October 31, 2016 22.21 .35 .61 .96 (.40) (.45)
Class C
April 30, 2021* 22.75 .08 (.28) (.20) (.05) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
October 31, 2016 22.03 .18 .61 .79 (.24) (.45)
Class M
April 30, 2021* 22.95 .21 (.28) (.07) (.18) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017(5) 20.87 .27 .40 .67 (.20) —
Class R6
April 30, 2021* 23.04 .21 (.28) (.07) (.18) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
October 31, 2016(1) 21.86 .29 .47 .76 (.25) —
Class S
April 30, 2021* 22.95 .20 (.28) (.08) (.17) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
October 31, 2016 22.19 .40 .60 1.00 (.45) (.45)
Class Y
April 30, 2021* 23.00 .21 (.27) (.06) (.19) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)
October 31, 2016 22.22 .45 .61 1.06 (.50) (.45)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 433
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k )
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.95) 21.93 (.53) 8,183 .82 .77 1.48 47
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.85) 22.32 4.47 10,904 .80 .80 1.58 207
(.86) 21.69 (.94) 6,509 1.57 1.52 .73 47
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(.69) 22.13 3.68 17,204 1.55 1.55 .82 207
(.99) 21.89 (.38) 54,486 .57 .38 1.93 47
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(.99) 21.98 (.37) 987 .42 .35 1.91 47
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(.25) 22.37 3.49 450 .40 .38 1.95 207
(.98) 21.89 (.43) 663,920 .57 .48 1.78 47
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(.90) 22.29 4.68 517,173 .55 .55 1.82 207
(1.00) 21.94 (.35) 43,115 .38 .32 1.93 47
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143
(.95) 22.33 4.93 164,538 .35 .35 2.03 207

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
434 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 125,267
Administration fees 29,954
Distribution fees 5,706
Shareholder servicing fees 1,338
Transfer agent fees 90,524
Trustee fees 5,000
$ 257,789
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 60,228 $ 274,784 $ 265,247 $ (3) $ 3 $ 69,765 $ 21 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 766,963,251 $ 12,943,844 $ (6,617,710) $ 6,326,134

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Short Duration Bond Fund 435
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,006.00 $ 1,020.83
Expenses Paid During Period* $ 3.98 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,002.90 $ 1,017.11
Expenses Paid During Period* $ 7.70 $ 7.75
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,008.00 $ 1,022.32
Expenses Paid During Period* $ 2.49 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
436 Short Duration Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,007.50 $ 1,022.32
Expenses Paid During Period* $ 2.49 $ 2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,007.80 $ 1,022.07
Expenses Paid During Period* $ 2.74 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,008.10 $ 1,022.46
Expenses Paid During Period* $ 2.34 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.9%
Asset-Backed Securities - 9.1%
Affirm Asset Securitization Trust
Series 2021-A Class A
0.880% due 08/15/25 (Þ) 550 551
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,585
AmeriCredit Automobile Receivables
Trust
Series 2020-1 Class A2A
1.100% due 03/20/23 162 162
Series 2020-3 Class A2
0.420% due 03/18/24 700 701
Series 2021-1 Class A2
0.280% due 06/18/24 1,310 1,310
Arivo Acceptance Auto Loan
Receivables Trust
Series 2021-1A Class A
1.190% due 01/15/27 (Þ) 344 345
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2016-2A Class A
2.720% due 11/20/22 (Þ) 440 444
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,950 1,988
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 89 89
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 263 264
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 850 854
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,128
CNH Equipment Trust
Series 2020-A Class A2
1.080% due 07/17/23 92 93
Databank Data Services LLC
Series 2021-1A Class A2
2.060% due 02/27/51 (Þ) 390 390
Diamond Resorts Owner Trust
Series 2021-1A Class A
1.510% due 11/21/33 (Þ) 365 365
Donlen Fleet Lease Funding 2 LLC
Series 2021-2 Class A2
0.560% due 12/11/34 (Þ) 550 550
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 286 286
Eneterprise Fleet Financing LLC
Series 2021-1 Class A3
0.700% due 12/21/26 (Þ) 385 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exeter Automobile Receivables Trust
Series 2020-2A Class A
1.130% due 08/15/23 (Þ) 249 250
Series 2020-3A Class A2
0.460% due 10/17/22 70 70
Series 2021-1A Class A2
0.300% due 06/15/23 721 721
Series 2021-1A Class B
0.500% due 02/18/25 570 570
Ford Credit Auto Owner Trust
Series 2020-B Class A2
0.500% due 02/15/23 1,146 1,147
Series 2021-A Class A2
0.170% due 10/15/23 540 540
Foursight Capital Automobile
Receivables Trust
Series 2018-1 Class C
3.680% due 08/15/23 (Þ) 800 811
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 549
GoodGreen Trust
2.660% due 10/15/56 (Þ) 255 257
Harley-Davidson Motorcycle Trust
Series 2021-A Class A2
0.220% due 04/15/24 260 260
Helios Issuer LLC
Series 2021-A Class A
1.800% due 02/20/48 (Þ) 166 165
Hertz Vehicle Financing II, LP
Series 2018-1A Class A
3.290% due 02/25/24 (Þ) 34 34
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 105 105
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 320 333
Home Equity Asset Trust
Series 2006-2 Class 1A1
0.570% due 05/25/36 (USD 1 Month
LIBOR + 0.420%)(Ê)(Þ) 141 141
Home Partners of America Trust
Series 2017-1 Class B
1.501% due 07/17/34 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 450 450
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 190 193
Series 2020-3 Class A2
0.270% due 02/21/23 980 980
Series 2021-1 Class A2
0.160% due 07/21/23 820 820
HPEFS Equipment Trust
Series 2020-2A Class A2
0.650% due 07/22/30 (Þ) 499 499

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
438 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Auto Lease Securitization Turst
Series 2021-A Class A3
0.330% due 01/16/24 (Þ) 550 550
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 117 117
Series 2020-B Class A2
0.380% due 03/15/23 407 407
Series 2020-C Class A2
0.260% due 09/15/23 750 750
John Deere Owner Trust
Series 2020-B Class A2
0.410% due 03/15/23 143 143
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 580 582
Series 2020-2 Class B
0.840% due 02/25/28 (Þ) 367 367
Laurel Road Prime Student Loan Trust
Series 2020-A Class A1FX
0.720% due 11/25/50 (Þ) 90 90
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 30 30
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 375 383
Series 2020-BA Class A1
1.800% due 01/15/69 (Þ) 67 67
Series 2020-CA Class A1
0.909% due 11/15/68 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 203 203
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 526 530
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 510 510
Neuberger Berman CLO, Ltd.
1.248% due 04/15/33 275 275
Nissan Auto Receivables Owner Trust
Series 2019-C Class A2A
1.970% due 09/15/22 133 133
Orange Lake Timeshare Trust
Series 2018-A Class A
3.100% due 11/08/30 (Þ) 35 36
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 615 640
PFS Financing Corp.
Series 2018-F Class A
3.520% due 10/15/23 (Þ) 1,000 1,014
Series 2021-A Class A
0.710% due 04/15/26 (Þ) 395 394
Prestige Auto Receivables Trust
Series 2020-1A Class A2
0.520% due 02/15/24 (Þ) 451 452
RASC Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-AHL3 Class A3
0.508% due 11/25/35 (USD 1 Month
LIBOR + 0.340%)(Ê) 138 138
Santander Drive Auto Receivables Trust
Series 2020-4 Class A2
0.420% due 09/15/23 437 437
Series 2021-1 Class A2
0.290% due 11/15/23 525 525
Satander Consumer Auto Receivables
Trust
Series 2021-AA Class A2
0.230% due 11/15/23 (Þ) 330 330
Series 2021-AA Class A3
0.330% due 10/15/25 (Þ) 495 495
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 193 208
SMB Private Education Loan Trust
Series 2021-A Class A1
0.615% due 01/15/53 (USD 1 Month
LIBOR + 0.500%)(Ê)(Þ) 163 163
SoFi Consumer Loan Program Trust
Series 2019-2 Class C
3.460% due 04/25/28 (Þ) 145 150
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 263 265
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 111 113
South Carolina Student Loan Corp.
Series 2015-A Class A
1.668% due 01/25/36 (USD 1 Month
LIBOR + 1.500%)(Ê) 650 656
Stack Infrastructure Issuer LLC
Series 2020-1A Class A2
1.893% due 08/25/45 (Þ) 330 329
Starwood Property Trust, Inc.
Series 2021-FL2 Class A
1.309% due 04/18/38 (USD 1 Month
LIBOR + 1.200%)(Ê)(Þ) 515 516
Tidewater Auto Receivables Trust
Series 2020-AA Class A2
1.390% due 08/15/24 (Þ) 369 371
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 65 65
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 366 372
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 136 142
Series 2019-MH1 Class A1
3.000% due 11/25/58 (~)(Ê)(Þ) 255 260
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 91 92
Series 2020-3 Class A1
3.088% due 02/25/63 (~)(Ê)(Þ) 398 412

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,522
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 600 600
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 690 691
Zais CLO 16, Ltd.
Series 2020-16A Class A2
2.488% due 10/20/31 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 375 377
38,286
Corporate Bonds and Notes - 36.3%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 250
Abbott Laboratories
3.400% due 11/30/23 633 679
AbbVie, Inc.
3.600% due 05/14/25 160 175
Aetna, Inc.
3.500% due 11/15/24 355 385
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 549
Air Lease Corp.
2.250% due 01/15/23 500 513
Ally Financial, Inc.
1.450% due 10/02/23 165 168
Alphabet, Inc.
3.375% due 02/25/24 617 670
Amazon.com, Inc.
0.400% due 06/03/23 682 685
American Express Co.
2.750% due 05/20/22 890 911
2.500% due 08/01/22 1,500 1,538
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,595
1.200% due 07/08/25 140 141
American Tower Corp.
3.500% due 01/31/23 647 682
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,097
Anthem, Inc.
3.500% due 08/15/24 485 525
Apple, Inc.
0.750% due 05/11/23 2,036 2,056
0.700% due 02/08/26 415 410
Archer-Daniels-Midland Co.
2.750% due 03/27/25 485 518
Ares Capital Corp.
3.250% due 07/15/25 642 671
AT&T, Inc.
1.700% due 03/25/26 855 859
Series WI
4.450% due 04/01/24 621 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 216
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 656 686
Avnet, Inc.
4.875% due 12/01/22 230 244
Bank of America Corp.
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 436
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,303
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,645
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 529
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,541
Becton Dickinson and Co.
3.363% due 06/06/24 653 703
Series WI
6.700% due 12/01/26 175 216
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 534 574
Series WI
3.500% due 02/01/25 92 100
4.050% due 04/15/25 965 1,075
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 153
3.750% due 10/01/24 562 594
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 165 174
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 412
Boeing Co. (The)
1.950% due 02/01/24 975 1,002
4.875% due 05/01/25 320 359
2.196% due 02/04/26 485 485
BP Capital Markets America, Inc.
2.520% due 09/19/22 664 683
3.216% due 11/28/23 340 363
3.194% due 04/06/25 835 902
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 109 117
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 203 206
Series WI
3.150% due 11/15/25 712 762
3.459% due 09/15/26 635 689
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 108

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
440 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 625 683
Series WI
4.908% due 07/23/25 870 989
Chevron Corp.
1.141% due 05/11/23 1,600 1,627
0.426% due 08/11/23 673 675
2.895% due 03/03/24 550 585
0.687% due 08/12/25 610 603
Citibank NA
Series BKNT
2.844% due 05/20/22 (USD 3 Month
LIBOR + 0.596%)(Ê) 1,030 1,031
Citigroup, Inc.
2.700% due 10/27/22 1,785 1,844
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 375 376
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 945 1,014
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 205
CNH Industrial Capital LLC
1.950% due 07/02/23 500 514
1.875% due 01/15/26 75 76
Colgate-Palmolive Co.
3.250% due 03/15/24 2,000 2,163
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 581 662
Comcast Corp.
3.700% due 04/15/24 435 474
3.100% due 04/01/25 700 759
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 655
CVS Health Corp.
3.700% due 03/09/23 76 80
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 1,033
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 506 588
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 572 609
DTE Energy Co.
Series F
1.050% due 06/01/25 110 110
DuPont de Nemours, Inc.
2.169% due 05/01/23 702 705
Edison International
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 04/15/25 620 694
Enterprise Products Operating LLC
3.900% due 02/15/24 145 157
Equifax, Inc.
2.600% due 12/15/25 65 69
Series 5Y
3.950% due 06/15/23 435 465
Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 198 210
Exelon Generation Co. LLC
3.250% due 06/01/25 1,121 1,206
Expedia Group, Inc.
Series 144a
6.250% due 05/01/25 (Þ) 224 261
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,457
2.019% due 08/16/24 647 676
2.992% due 03/19/25 2,090 2,249
FedEx Corp.
2.625% due 08/01/22 659 677
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 618 670
Finance of America Funding LLC
7.875% due 11/15/25 (Þ) 380 392
Florida Power & Light Co.
2.850% due 04/01/25 300 322
Ford Motor Co.
8.500% due 04/21/23 200 224
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 284
3.087% due 01/09/23 265 270
4.140% due 02/15/23 890 922
3.370% due 11/17/23 550 567
FS KKR Capital Corp.
4.125% due 02/01/25 678 711
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 285 286
General Electric Co.
2.700% due 10/09/22 657 680
General Motors Financial Co., Inc.
3.550% due 07/08/22 675 698
5.200% due 03/20/23 617 668
1.700% due 08/18/23 550 561
4.875% due 10/02/23 656 718
1.216% due 11/17/23 (SOFR +
1.200%)(Ê) 325 330
1.250% due 01/08/26 650 642
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 578
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 640 684
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 491
3.200% due 02/23/23 665 697

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/01/25 1,200 1,305
Series DMTN
3.625% due 02/20/24 930 1,003
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 450 444
HCA, Inc.
4.750% due 05/01/23 623 671
5.000% due 03/15/24 395 440
Health Care Service Corp., a Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 265 268
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 595 666
Honeywell International, Inc.
2.300% due 08/15/24 1,600 1,690
Humana, Inc.
2.900% due 12/15/22 654 678
Huntsman International LLC
Series WI
5.125% due 11/15/22 641 676
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 282
1.300% due 01/08/26 (Þ) 190 187
Intercontinental Exchange, Inc.
3.750% due 12/01/25 800 887
International Business Machines Corp.
3.000% due 05/15/24 1,000 1,075
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 697
John Deere Capital Corp.
2.700% due 01/06/23 1,000 1,041
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,267
3.625% due 05/13/24 1,430 1,560
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 246
1.040% due 02/04/27 (SOFR +
0.695%)(Ê) 500 491
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 467
Kraft Heinz Foods Co.
Series WI
4.250% due 03/01/31 325 358
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 516
Las Vegas Sands Corp.
3.200% due 08/08/24 99 104
2.900% due 06/25/25 573 595
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Ø)(Š)(Æ) 270 —
Leidos , Inc.
2.950% due 05/15/23 (Þ) 480 501
Lennar Corp.
4.750% due 11/15/22 343 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lockheed Martin Corp.
3.100% due 01/15/23 651 678
LYB International Finance III LLC
2.875% due 05/01/25 805 857
Main Street Capital Corp.
5.200% due 05/01/24 568 616
Marathon Petroleum Corp.
4.700% due 05/01/25 590 666
Marriott International, Inc.
Series WI
3.750% due 03/15/25 687 736
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 650 682
Merck & Co., Inc.
2.800% due 05/18/23 645 678
2.750% due 02/10/25 2,000 2,136
Microsoft Corp.
2.650% due 11/03/22 1,052 1,087
2.000% due 08/08/23 556 576
3.125% due 11/03/25 91 100
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 642 672
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 790
Series 1654
4.100% due 05/22/23 385 412
Series GMTN
3.125% due 01/23/23 745 780
MPLX, LP
4.000% due 02/15/25 200 219
1.750% due 03/01/26 625 629
Mylan NV
Series WI
3.950% due 06/15/26 340 376
Nasdaq, Inc.
4.250% due 06/01/24 617 678
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,461 2,628
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23 550 552
NiSource, Inc.
0.950% due 08/15/25 435 430
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 321 329
Norfolk Southern Corp.
2.903% due 02/15/23 1,235 1,284
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 561
Office Properties Income Trust
4.250% due 05/15/24 664 701
Omega Healthcare Investors, Inc.
Series WI
4.500% due 01/15/25 629 688
Oracle Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
442 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/15/22 657 678
2.500% due 04/01/25 715 752
Owl Rock Capital Corp.
3.750% due 07/22/25 673 713
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 460
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 502
Pfizer, Inc.
3.000% due 06/15/23 1,840 1,940
Phillips 66
0.900% due 02/15/24 415 416
Piedmont Operating Partnership, LP
3.400% due 06/01/23 643 669
Pioneer Natural Resources Co.
1.125% due 01/15/26 110 108
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 282
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,665
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,229
Prospect Capital Corp.
5.875% due 03/15/23 646 689
3.706% due 01/22/26 165 167
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,077
Series REGS
1.170% due 07/15/25 (Þ) 930 928
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 322 311
Raytheon Technologies Corp.
Series WI
2.500% due 12/15/22 660 679
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 710 710
1.200% due 09/02/25 (Þ) 130 129
1.750% due 09/02/27 (Þ) 180 177
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 500 564
Santander Holdings USA, Inc.
3.450% due 06/02/25 160 172
Series WI
3.400% due 01/18/23 661 689
Service Properties Trust
7.500% due 09/15/25 275 312
Southern Power Co.
0.900% due 01/15/26 550 538
Spectra Energy Partners, LP
4.750% due 03/15/24 608 671
State Street Corp.
3.100% due 05/15/23 1,900 2,006
Sunoco Logistics Partners Operations,
LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/01/27 155 167
Synchrony Financial
4.250% due 08/15/24 655 715
Sysco Corp.
5.650% due 04/01/25 526 615
Thermo Fisher Scientific, Inc.
4.133% due 03/25/25 576 641
Time Warner Entertainment Co., LP
8.375% due 03/15/23 607 693
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 1,705 1,849
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 702
Series GMTN
2.700% due 01/11/23 970 1,008
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 485 460
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 651
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 562 580
Unilever Capital Corp.
2.600% due 05/05/24 640 678
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 616 646
United Parcel Service, Inc.
2.500% due 04/01/23 651 678
Upjohn, Inc.
1.650% due 06/22/25 (Þ) 225 227
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,236
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,198
Valero Energy Corp.
1.200% due 03/15/24 270 271
Verizon Communications, Inc.
5.150% due 09/15/23 597 661
Series WI
4.016% due 12/03/29 603 682
Verizon Owner Trust
1.940% due 04/22/24 215 219
ViacomCBS , Inc.
4.750% due 05/15/25 260 295
5.875% due 02/28/57 (USD 3 Month
LIBOR + 3.895%)(Ê) 170 174
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 649 673
VMware, Inc.
4.500% due 05/15/25 860 961
Vontier Corp.
1.800% due 04/01/26 (Þ) 165 165
Vornado Realty Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/25 553 587
Walmart, Inc.
3.400% due 06/26/23 2,041 2,174
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,449
Series WI
4.000% due 10/01/23 690 746
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 886
Series BKNT
3.550% due 08/14/23 1,165 1,247
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 240
WPX Energy, Inc.
5.750% due 06/01/26 260 272
153,308
International Debt - 18.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.875% due 08/14/24 699 731
America Movil SAB de CV
3.125% due 07/16/22 340 350
Antares CLO, Ltd.
Series 2020-1A Class A1
2.073% due 10/23/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 325 326
Apidos CLO XXI
Series 2018-21A Class A1R
2.065% due 07/18/27 (USD 3 Month
LIBOR + 0.930%)(Ê)(Þ) 200 201
Arbor Realty Trust, Inc.
Series 2021-FL1 Class A
1.100% due 12/15/35 (USD 1 Month
LIBOR + 0.970%)(Ê)(Þ) 275 275
Balboa Bay Loan Funding, Ltd.
Series 2020-1A Class A
1.538% due 01/20/32 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 325 325
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 575
Banco Internacional del Peru SAA
Interbank
3.375% due 01/18/23 (Þ) 644 657
Banco Santander Chile
3.875% due 09/20/22 (Þ) 655 682
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
4.125% due 11/09/22 (Þ) 645 672
Bancolombia SA
3.000% due 01/29/25 559 573
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 671 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Montreal
2.500% due 06/28/24 1,500 1,588
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 584
Bank of Nova Scotia (The)
1.950% due 02/01/23 625 643
1.625% due 05/01/23 691 708
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 170 183
Barclays Bank PLC
1.700% due 05/12/22 630 639
Barclays PLC
4.375% due 09/11/24 664 726
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 591
BAT Capital Corp.
1.668% due 03/25/26 725 721
3.215% due 09/06/26 260 275
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 622 677
Benefit Street Partners CLO X, Ltd.
Series 2021-10A Class X
0.788% due 04/20/34 (USD 3 Month
LIBOR + 0.600%)(Ê)(Þ) 569 569
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 587
BNP Paribas SA
4.250% due 10/15/24 596 663
Series REGS
3.500% due 03/01/23 1,800 1,897
BP Capital Markets PLC
2.750% due 05/10/23 651 681
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,330 1,343
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 687 705
0.950% due 10/23/25 220 219
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 612 666
Cencosud SA
5.150% due 02/12/25 (Þ) 511 572
Chesapeake Funding II LLC
Series 2018-2A Class A1
3.230% due 08/15/30 (Þ) 556 562
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 342 347
Series 2020-1A Class A1
0.870% due 08/16/32 (Þ) 584 588
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 649

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
444 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Suisse Group AG
Series WI
3.800% due 09/15/22 644 671
3.800% due 06/09/23 516 548
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 643 660
Danone SA
3.000% due 06/15/22 (Þ) 660 679
Danske Bank A/S
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 717 713
Deutsche Bank AG
3.300% due 11/16/22 575 596
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 664 680
DNB Bank ASA
2.150% due 12/02/22 (Þ) 663 682
Enbridge Energy Partners, LP
3.500% due 06/10/24 656 704
Enel Finance International NV
4.625% due 09/14/25 (Þ) 617 701
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 622 668
Equinor ASA
2.875% due 04/06/25 3,420 3,669
Falabella SA
3.750% due 04/30/23 (Þ) 642 673
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 684 685
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 120 125
3.375% due 05/15/23 513 544
Heineken NV
2.750% due 04/01/23 (Þ) 281 292
HPS Loan Management, Ltd.
Series 2021-19 Class XR
0.776% due 01/25/34 (USD 3 Month
LIBOR + 0.600%)(Ê)(Þ) 370 370
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 638 674
LCM XXIV, Ltd.
Series 2021-24A Class AR
1.168% due 03/20/30 (USD 3 Month
LIBOR + 0.980%)(Ê)(Þ) 250 250
Lloyds Banking Group PLC
2.250% due 08/14/22 1,625 1,665
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 635 674
Magnetite XXVIII, Ltd.
Series 2020-28A Class A
1.446% due 10/25/31 (USD 3 Month
LIBOR + 1.270%)(Ê)(Þ) 435 436
Meituan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 10/28/25 (Þ) 675 665
MF1, Ltd.
Series 2020-FL4 Class A
1.851% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 252
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 471
National Bank of Canada
2.100% due 02/01/23 691 711
Nomura Holdings, Inc.
2.648% due 01/16/25 200 209
1.851% due 07/16/25 665 671
Nordea Bank AB
4.250% due 09/21/22 (Þ) 514 540
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,377
3.400% due 05/06/24 623 675
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 545
Octagon Investment Partners II LLC
Series 2021-1A Class XR3
0.844% due 02/14/31 (USD 3 Month
LIBOR + 0.650%)(Ê)(Þ) 250 250
POSCO
2.375% due 11/12/22 (Þ) 662 678
Province of Ontario
2.200% due 10/03/22 1,300 1,336
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 553 576
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,804
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 398
Royal Bank of Canada
0.500% due 10/26/23 700 701
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 628 676
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 582
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 203
2.875% due 04/16/24 (Þ) 560 591
Scentre Group
3.625% due 01/28/26 (Þ) 160 174
Schlumberger Investment SA
1.400% due 09/17/25 270 274
Schneider Electric SE
2.950% due 09/27/22 (Þ) 633 655
Sequoia Infrastructure Funding I, Ltd.
1.595% due 04/15/31 (~)(Ê)(Þ) 275 275
Shell International Finance BV
2.250% due 01/06/23 661 683
3.400% due 08/12/23 1,600 1,711
SK Hynix, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 01/19/24 (Þ) 684 683
Sky, Ltd.
3.125% due 11/26/22 (Þ) 650 677
Societe Generale SA
2.625% due 01/22/25 (Þ) 265 277
4.250% due 04/14/25 (Þ) 642 696
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 675 712
Starwood Property Trust, Inc.
Series 2019-FL1 Class A
1.187% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 170 170
State Bank of India
4.875% due 04/17/24 (Þ) 385 423
Statoil ASA
2.450% due 01/17/23 659 683
Sumitomo Mitsui Banking Corp.
2.784% due 07/12/22 534 549
0.850% due 03/25/24 (Þ) 520 521
Suncor Energy, Inc.
2.800% due 05/15/23 850 886
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 607 660
Symphony CLO V, Ltd.
Series 2021-26A Class X
0.659% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 275 275
Symphony CLO XIV, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 410
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 481
Telefonica Emisiones SA
4.570% due 04/27/23 624 672
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 610 662
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 297
Toronto-Dominion Bank (The)
0.450% due 09/11/23 1,450 1,451
Total Capital Canada, Ltd.
2.750% due 07/15/23 628 661
Total Capital International SA
2.700% due 01/25/23 676 704
Trust Fibra Uno
5.250% due 12/15/24 (Þ) 652 725
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 396
UBS AG
0.450% due 02/09/24 (Þ) 1,650 1,640
UBS Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.859% due 08/15/23 (USD 3 Month
LIBOR + 0.954%)(Ê)(Þ) 662 681
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 936
Unilever Capital Corp.
3.100% due 07/30/25 1,500 1,635
Venture VIII CDO, Ltd.
Series 2021-25A Class BR
1.888% due 04/20/29 (USD 3 Month
LIBOR + 1.700%)(Ê)(Þ) 220 218
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 655 675
0.875% due 11/22/23 (Þ) 360 362
1.250% due 11/24/25 (Þ) 325 324
Westpac Banking Corp.
2.000% due 01/13/23 395 407
79,026
Loan Agreements - 0.0%
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (USD 3 Month
LIBOR + 4.000%)(Ê) 241 22
Mortgage-Backed Securities - 10.8%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)Ê)(Þ) 310 310
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 126 127
Series 2020-BN28 Class A1
0.628% due 03/15/63 172 172
Series 2020-BN29 Class A1
0.549% due 11/15/53 1,241 1,241
Barclays Commercial Mortgage
Securities LLC
Series 2015-SRCH Class A1
3.312% due 08/10/35 (Þ) 101 108
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 169 170
Series 2020-B21 Class A1
0.537% due 12/17/53 303 303
Series 2020-B22 Class A1
0.509% due 01/15/54 1,208 1,199
BFLD Trust
Series 2019-DPLO Class A
1.275% due 10/15/34 (USD 1 Month
LIBOR + 1.090%)(Ê)(Þ) 355 355
BWAY Mortgage Trust
Series 2015-1740 Class A
2.917% due 01/10/35 (Þ) 560 571
BX Commercial Mortgage Trust
Series 2019-XL Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
446 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 630 631
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 547
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 439
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 385
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (USD 1 Month
LIBOR + 1.854%)(Ê)(Þ) 502 493
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 414 417
Series 2020-GC46 Class A1
1.846% due 02/15/53 147 150
Commercial Mortgage Trust
Series 2012-CR2 Class CPZ
4.992% due 08/15/45 (~)(Ê)(Þ) 210 209
Series 2012-CR3 Class ASB
2.372% due 10/15/45 53 54
Series 2013-CR11 Class ASB
3.660% due 10/10/46 144 149
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 492
Series 2014-CR20 Class ASB
3.305% due 11/10/47 202 211
Series 2015-CR22 Class ASB
3.144% due 03/10/48 172 180
Series 2015-CR26 Class C
4.495% due 10/10/48 (~)(Ê) 255 277
Series 2015-LC23 Class ASB
3.598% due 10/10/48 46 49
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 316
CORE Mortgage Trust
Series 2019-CORE Class A
1.065% due 12/15/31 (USD 1 Month
LIBOR + 0.880%)(Ê)(Þ) 236 236
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 470
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.808% due 01/15/49 (~)(Ê)(Þ) 116 116
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 59 59
Series 2015-C3 Class A3
3.447% due 08/15/48 110 117
Series 2015-C3 Class ASB
3.448% due 08/15/48 144 151
Series 2016-C7 Class ASB
3.314% due 11/15/49 239 254
Series 2020-C19 Class A1
1.296% due 03/15/53 241 242
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 389
Series 2014-ARCP Class C
5.099% due 01/10/34 (~)(Ê)(Þ) 100 106
Fannie Mae
4.500% due 2025 61 64
4.790% due 2028 231 231
2.000% due 2030 4,698 4,875
3.500% due 2030 338 364
5.000% due 2031 619 690
3.312% due 2033 (USD 12 Month
LIBOR + 1.605%)(Ê) 4 4
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 266 320
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 11 11
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 13 13
Series 2009-96 Class DB
4.000% due 11/25/29 43 46
Series 2012-20 Class BD
2.000% due 01/25/31 685 705
Series 2012-30 Class BA
2.000% due 06/25/41 401 414
Series 2012-111 Class UC
1.350% due 10/25/27 991 1,009
Series 2013-21 Class BA
1.000% due 03/25/23 171 171
Series 2013-36 Class AG
3.000% due 12/25/36 171 174
Series 2013-55 Class MA
3.000% due 12/25/32 452 479
Fannie Mae-Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 1,051 1,078
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 764 784
Freddie Mac
5.500% due 2022 9 9
4.500% due 2026 356 377

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2029 36 41
3.500% due 2030 447 483
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIPS
1.233% due 08/25/22 (~)(Ê) 2,824 38
Series 2013-K032 Class X1
Interest Only STRIPS
0.094% due 05/25/23 (~)(Ê) 45,082 99
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 316 316
Series 2017-K725 Class XAM
Interest Only STRIPS
0.576% due 02/25/24 (~)(Ê) 21,989 364
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 564 668
Freddie Mac REMICS
Series 2010-3704 Class DC
4.000% due 11/15/36 79 82
Series 2011-3803 Class PG
4.000% due 01/15/41 77 80
Series 2012-4013 Class AB
2.000% due 02/15/39 16 16
Series 2012-4083 Class DC
1.500% due 07/15/27 359 366
Series 2013-4182 Class UC
1.500% due 09/15/27 319 326
Series 2014-4315 Class CA
2.000% due 01/15/23 144 145
Series 2014-4323 Class WJ
2.500% due 04/15/28 310 318
Series 2014-4399 Class A
2.500% due 07/15/24 — —
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA3 Class M2A
2.230% due 09/25/48 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 130 132
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 15 18
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (~)(Ê) 90 90
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 88 89
Ginnie Mae II
2.750% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 166 174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 3 3
4.650% due 2060 (~)(Ê) 3 3
4.700% due 2061 (~)(Ê) 5 5
4.622% due 2062 (~)(Ê) 5 5
4.732% due 2062 (~)(Ê) 8 9
4.863% due 2064 (~)(Ê) 5 6
5.113% due 2066 (~)(Ê) 4 4
4.361% due 2067 (~)(Ê) 26 28
4.432% due 2067 (~)(Ê) 32 34
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 123 132
Series 2010-14 Class A
4.500% due 06/16/39 40 42
Series 2010-H22 Class JI
2.464% due 11/20/60 (~)(Ê) 21 1
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2012-H11 Class CI
Interest Only STRIPS
2.626% due 04/20/62 (~)(Ê) 53 6
Series 2013-H03 Class HI
Interest Only STRIPS
2.124% due 12/20/62 (~)(Ê) 93 5
Series 2014-21 Class DA
2.000% due 04/16/26 489 502
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 447 521
Series 2017-123 Class AB
2.500% due 01/20/47 669 695
Series 2017-H16 Class PT
4.496% due 05/20/66 (~)(Ê) 37 39
Series 2018-132 Class VG
3.000% due 11/16/31 329 343
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 410
GS Mortgage Securities Trust
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 216 216
Series 2011-GC5 Class A4
3.707% due 08/10/44 313 314
Series 2012-GC6 Class A3
3.482% due 01/10/45 612 616
Series 2017-GS5 Class A2
3.218% due 03/10/50 247 249
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 222 222
Series 2015-C32 Class A2
2.816% due 11/15/48 242 242
JPMorgan Chase Commercial Mortgage
Securities Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
448 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-C6 Class A3
3.507% due 05/15/45 727 742
Series 2014-C21 Class AS
3.997% due 08/15/47 300 325
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 122
Series 2017-JP5 Class ASB
3.549% due 03/15/50 395 426
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 940
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 11 12
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 220 220
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 220
Mill City Mortgage Loan Trust
Series 2021-NMR1 Class A1
1.125% due 11/25/60 (~)(Ê)(Þ) 149 150
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,929
Series 2013-C12 Class ASB
3.824% due 10/15/46 176 182
Series 2015-C22 Class ASB
3.040% due 04/15/48 392 409
Series 2015-C24 Class C
4.488% due 05/15/48 (~)(Ê) 130 138
Series 2016-C32 Class ASB
3.514% due 12/15/49 318 344
Morgan Stanley Capital I Trust
0.662% due 04/15/26 450 450
Series 2011-C3 Class AJ
5.244% due 07/15/49 (~)(Ê)(Þ) 270 271
Series 2012-C4 Class A4
3.244% due 03/15/45 631 639
MortgageIT Trust
Series 2005-1 Class 1A1
0.808% due 02/25/35 (USD 1 Month
LIBOR + 0.640%)(Ê) 148 153
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 100 104
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 199 199
Series 2020-EXP3 Class 2A1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 152 153
Sequoia Mortgage Trust
Series 2018-CH4 Class B1B
5.027% due 10/25/48 (~)(Ê)(Þ) 262 274
UBS Commercial Mortgage Trust
Series 2012-C4 Class A4
2.792% due 12/10/45 555 563
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C3 Class B
4.365% due 08/10/49 (~)(Ê)(Þ) 425 441
Series 2013-C5 Class A4
3.185% due 03/10/46 190 197
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 269
Series 2015-C29 Class ASB
3.400% due 06/15/48 417 439
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 194 204
Series 2017-C41 Class A1
2.279% due 11/15/50 641 648
Series 2018-C43 Class A1
2.890% due 03/15/51 132 133
Series 2020-C57 Class A1
0.903% due 08/15/53 183 183
WFRBS Commercial Mortgage Trust
Series 2013-C17 Class C
5.207% due 12/15/46 (~)(Ê) 115 122
Series 2014-C25 Class ASB
3.369% due 11/15/47 817 855
45,798
Municipal Bonds - 0.5%
Taxable Municipal Funding Trust
Revenue Bonds
0.510% due 09/01/30 (~)(Ê)(Þ) 1,385 1,385
Taxable Municipal Funding Trust Tax-
Exempt Preferreds
0.370% due 02/01/31 (~)(Ê)(Þ) 650 650
2,035
United States Government Agencies - 0.9%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,901
Freddie Mac
0.340% due 11/21/22 1,550 1,550
Tennessee Valley Authority
0.750% due 05/15/25 370 371
3,822
United States Government Treasuries - 8.6%
United States Treasury Notes
0.125% due 10/31/22 2,575 2,575
0.125% due 03/31/23 14,025 14,018
0.125% due 04/30/23 3,540 3,538
0.375% due 04/15/24 13,060 13,076
0.250% due 08/31/25 470 461

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 09/30/25 1,875 1,837
0.250% due 10/31/25 595 582
0.750% due 03/31/26 460 458
36,545
Total Long-Term Investments
(cost
$353,180
) 358,842
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 3,285
—
Total Common Stocks
(cost $82) —
Short-Term Investments - 14.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 51
Altria Group, Inc.
4.750% due 05/05/21 (ç) 266 266
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 970
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 1,300 1,306
Caterpillar Financial Services Corp.
Series WI
1.931% due 10/01/21 890 896
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 340
Citizens Bank NA
Series BKNT
3.250% due 02/14/22 620 633
Coca-Cola European Partners PLC
3.250% due 08/19/21 396 397
Daimler Finance NA LLC
Series REGS
3.400% due 02/22/22 1,600 1,639
Eni Finance USA, Inc.
0.146% due 05/10/21 (ç)(Þ)(ž) 920 920
0.269% due 07/15/21 (Þ)(ž) 1,000 999
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 419
Fannie Mae
4.339% due 06/01/21 (~)(ç)(Ê) 41 41
4.500% due 12/01/21 — —
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 780 788
General Motors Financial Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 07/06/21 1,535 1,539
4.200% due 11/06/21 785 800
3.450% due 04/10/22 410 419
Hertz Vehicle Financing II, LP
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 111 111
International Business Machines Corp.
1.971% due 11/06/21 (USD 3 Month
LIBOR + 0.580%)(Ê) 490 491
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,008
3.300% due 02/01/22 (Þ) 795 813
Johnson & Johnson
2.250% due 03/03/22 1,100 1,116
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 94 95
Mylan NV
Series WI
3.150% due 06/15/21 525 526
Norfolk Southern Corp.
3.250% due 12/01/21 495 500
PACCAR Financial Corp.
3.100% due 05/10/21 1,500 1,501
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 431
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 800 815
Santander Holdings USA, Inc.
4.450% due 12/03/21 126 129
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 267
Southern California Edison Co.
1.845% due 02/01/22 439 440
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 113 113
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 500 513
Sungard AS New Holdings III LLC Term
Loan
2.500% due 02/03/22 (USD 3 Month
LIBOR  + 2.500%)(Ê) 75 69
Svenska Handelsbanken AB
0.182% due 12/23/21 (Þ)(ž) 2,000 1,998
Taxable Municipal Funding Trust
Revenue Bonds
0.350% due 04/01/25 (~)(Ê)(Þ) 100 100

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
450 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Capital International SA
2.875% due 02/17/22 1,731 1,767
U.S. Cash Management Fund(@) 22,179,642(∞) 22,176
United States Treasury Bills
Series WI
0.008% due 07/20/21 (ž) 4,790 4,790
United States Treasury Notes
2.125% due 05/31/21 4,845 4,853
0.000% due 10/31/21 4,420 4,452
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 890
Total Short-Term Investments
(cost $62,119) 62,387
Total Investments - 99.6%
(identified cost $415,381) 421,229
Other Assets and Liabilities,
Net - 0.4%
1,563
Net Assets - 100.0%
422,792

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 451
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.6%
7-Eleven, Inc. 01/27/21 250,000 99.92 250
250
Affirm Asset Securitization Trust 02/09/21 550,000 99.99 550
551
AIG Global Funding 06/29/20 545,000 99.94 545
549
Antares CLO, Ltd. 09/18/20 325,000 100.00 325
326
Apidos CLO XXI 05/24/19 200,369 100.02 200
201
Arbor Realty Trust, Inc. 02/18/21 275,000 100.00 275
275
Arivo Acceptance Auto Loan Receivables Trust 01/11/21 343,916 99.99 344
345
Athene Global Funding 06/12/19 210,000 100.35 211
216
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.98 302
310
Aviation Capital Group LLC 12/22/20 656,000 103.77 681
686
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 1,950,000 101.14 1,956
1,988
Avis Budget Rental Car Funding (AESOP) LLC 11/13/20 440,000 101.07 445
444
Balboa Bay Loan Funding, Ltd. 11/18/20 325,000 100.00 325
325
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 103.02 553
575
Banco Internacional del Peru SAA Interbank 11/04/20 644,000 103.38 666
657
Banco Santander Chile 04/06/21 655,000 104.50 684
682
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/06/21 645,000 104.31 673
672
Banistmo SA 04/06/21 671,000 101.87 684
685
Bank of the West Auto Trust 10/31/18 263,104 100.00 263
264
Bank of the West Auto Trust 05/07/19 88,989 99.69 89
89
Barclays Commercial Mortgage Securities LLC 04/29/20 101,071 103.02 104
108
BBVA Bancomer SA 11/05/20 622,000 107.59 669
677
Benefit Street Partners CLO X, Ltd. 02/05/21 568,750 100.00 569
569
BFLD Trust 10/02/19 355,000 99.75 354
355
Bharti Airtel International Netherlands BV 06/03/20 552,000 103.42 571
587
Blackstone / GSO Secured Lending Fund 10/16/20 165,000 99.18 164
174
BMW US Capital LLC 08/06/19 1,300,000 99.88 1,298
1,306
Broadcom, Inc. 05/05/20 203,000 99.89 203
206
BWAY Mortgage Trust 08/27/20 560,000 101.61 569
571
BX Commercial Mortgage Trust 10/09/19 630,143 99.98 630
631
BX Trust 11/09/20 547,261 99.39 544
547
BX Trust 01/05/21 440,000 100.00 440
439
BXMT, Ltd. 04/09/21 330,000 100.00 330
330
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
385
Cargill, Inc. 01/28/21 110,000 99.67 110
108
Cencosud SA 07/13/20 511,000 105.88 541
572
CG-CCRE Commercial Mortgage Trust 06/09/17 502,431 100.06 503
493
Chesapeake Funding II LLC 03/20/19 341,850 99.99 342
347
Chesapeake Funding II LLC 07/14/20 584,421 100.08 585
588
Chesapeake Funding II LLC 01/13/21 555,994 101.33 563
562
Commercial Mortgage Trust 01/30/20 310,000 102.79 319
316
Commercial Mortgage Trust 03/10/20 210,000 103.01 216
209
CORE Mortgage Trust 03/01/19 235,777 97.94 231
236
Cosmopolitan Hotel Trust 09/11/20 470,000 96.87 455
470
Credit Agricole SA 08/20/20 590,000 110.33 651
649
Credit Suisse Commercial Mortgage Trust 03/27/19 115,960 100.70 117
116
Daimler Finance NA LLC 03/08/21 643,000 102.54 659
660
Danone SA 12/22/20 660,000 102.95 679
679
Danske Bank A/S 10/14/20 717,000 99.89 716
713
Databank Data Services LLC 02/24/21 390,000 99.98 390
390
DBCCRE Mortgage Trust 03/07/19 365,000 103.12 376
389
DBCCRE Mortgage Trust 10/20/20 100,000 104.85 105
106
Delta Air Lines, Inc. 08/10/20 506,000 108.56 549
588
Diamond Resorts Owner Trust 04/12/21 365,000 100.00 365
365
DNB Bank ASA 02/16/21 663,000 102.99 683
682
Donlen Fleet Lease Funding 2 LLC 04/20/21 550,000 99.99 550
550
Earnest Student Loan Program LLC 02/22/17 285,534 101.36 289
286
Enel Finance International NV 10/09/20 617,000 114.01 703
701
Eneterprise Fleet Financing LLC 02/17/21 385,000 99.99 385
384
Eni Finance USA, Inc. 03/30/21 920,000 100.00 920
920
Eni Finance USA, Inc. 04/13/21 1,000,000 99.95 999
999
Eni SpA 08/10/20 622,000 106.73 664
668

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
452 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
ERAC USA Finance LLC 05/31/17 415,000 100.03 415
419
Exeter Automobile Receivables Trust 06/02/20 249,216 100.06 249
250
Expedia Group, Inc. 07/13/20 224,000 107.31 240
261
Falabella SA 08/21/20 642,000 103.02 661
673
Finance of America Funding LLC 10/29/20 380,000 100.32 381
392
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.99 800
811
Freddie Mac Structured Agency Credit Risk Debt Notes 01/22/21 130,000 100.77 131
132
GA Global Funding Trust Secured 01/08/21 285,000 99.89 285
286
Galton Funding Mortgage Trust 01/25/18 88,306 100.85 89
89
GoodGreen Trust 04/21/21 255,000 99.97 255
257
Great Wolf Trust 09/01/20 410,000 96.99 398
410
GS Mortgage Securities Trust 04/17/20 216,018 99.97 216
216
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 265,000 99.81 264
268
Heineken NV 10/08/20 281,000 103.74 292
292
Helios Issuer LLC 02/08/21 166,184 100.00 166
165
Hertz Vehicle Financing II, LP 01/29/19 105,077 99.99 105
105
Hertz Vehicle Financing II, LP 02/05/19 110,647 99.86 110
111
Hertz Vehicle Financing II, LP 04/17/20 34,069 96.44 33
34
Hilton Grand Vacations Trust 06/02/20 319,662 99.99 320
333
Home Equity Asset Trust 12/11/20 141,139 99.71 141
141
Home Partners of America Trust 09/25/20 450,000 100.01 450
450
HPEFS Equipment Trust 06/23/20 498,542 99.99 499
499
HPS Loan Management, Ltd. 03/01/21 370,000 100.00 370
370
Hyundai Auto Lease Securitization Turst 01/12/21 550,000 99.99 550
550
Hyundai Capital America 09/15/20 280,000 99.93 280
282
Hyundai Capital America 01/05/21 190,000 99.88 190
187
Inversiones CMPC SA 04/06/21 638,000 105.82 675
674
Jackson National Life Global Funding 06/06/18 1,005,000 99.99 1,005
1,008
Jackson National Life Global Funding 01/29/19 795,000 99.98 795
813
Jackson National Life Global Funding 06/23/20 650,000 106.70 694
697
JPMorgan Chase Bank NA 08/27/20 579,996 100.00 580
582
JPMorgan Chase Bank NA 11/17/20 366,684 100.00 367
367
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
940
KKR Industrial Portfolio Trust 01/12/21 220,000 100.00 220
220
Land O'Lakes, Inc. 09/21/17 485,000 103.58 502
516
Laurel Road Prime Student Loan Trust 09/22/20 90,206 99.99 90
90
LCM XXIV, Ltd. 02/10/21 250,000 100.00 250
250
Leidos , Inc. 05/07/20 480,000 99.72 479
501
Lukoil International Finance BV 10/02/19 635,000 104.11 661
674
Magnetite XXVIII, Ltd. 09/10/20 435,000 100.00 435
436
Meituan 03/08/21 675,000 100.28 677
665
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
220
MF1, Ltd. 10/28/20 250,000 100.00 250
252
Mill City Mortgage Loan Trust 01/28/21 149,378 100.75 150
150
Mill City Mortgage Trust 03/21/19 29,710 99.60 30
30
Mondelez International, Inc. 11/09/20 642,000 104.41 670
672
Morgan Stanley Capital I Trust 01/27/21 270,000 101.05 273
271
MSCG Trust 09/01/20 100,000 98.31 98
104
Navient Private Education Refi Loan Trust 02/10/20 66,849 99.99 67
67
Navient Private Education Refi Loan Trust 11/03/20 526,242 100.32 528
530
Navient Private Education Refi Loan Trust 12/21/20 202,727 100.26 203
203
Navient Private Education Refi Loan Trust 01/19/21 509,807 99.99 510
510
Navient Private Education Refi Loan Trust 01/28/21 375,206 102.20 383
383
Nestle Holdings, Inc. 01/14/20 2,461,000 104.82 2,561
2,628
Nissan Motor Acceptance Corp. 03/08/21 321,000 102.36 329
329
Nordea Bank AB 07/02/20 514,000 103.96 534
540
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.83 569
561
NTT Finance Corp. 02/24/21 550,000 100.00 550
545
Octagon Investment Partners II LLC 02/18/21 250,000 100.00 250
250
Onslow Bay Financial LLC 02/14/20 199,007 100.00 199
199
Onslow Bay Financial LLC 09/18/20 152,392 100.00 152
153
Orange Lake Timeshare Trust 05/21/19 615,080 100.44 618
640
Orange Lake Timeshare Trust 06/04/20 34,919 99.62 35
36
Pacific Life Global Funding II 06/17/20 500,000 99.81 499
502

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 453
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PFS Financing Corp. 11/09/20 1,000,000 102.21 1,022
1,014
PFS Financing Corp. 02/08/21 395,000 99.99 395
394
POSCO 03/08/21 662,000 102.48 678
678
Prestige Auto Receivables Trust 10/14/20 451,276 99.99 451
452
Principal Life Global Funding II 06/16/20 280,000 99.93 280
282
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,077
Protective Life Global Funding 07/08/20 930,000 100.00 930
928
PTT Global Chemical PCL 01/03/20 553,000 102.57 567
576
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.98 1,765
1,804
Roche Holdings, Inc. 05/07/20 374,000 105.62 395
398
Royalty Pharma PLC 08/24/20 180,000 98.44 177
177
Royalty Pharma PLC 08/24/20 130,000 99.02 129
129
Royalty Pharma PLC 08/24/20 710,000 99.47 706
710
SABIC Capital II BV 12/03/19 628,000 104.79 658
676
Santander UK Group Holdings PLC 07/30/20 531,000 108.13 574
582
Satander Consumer Auto Receivables Trust 01/12/21 330,000 100.00 330
330
Satander Consumer Auto Receivables Trust 01/12/21 495,000 99.99 495
495
Saudi Arabian Oil Co. 04/06/20 560,000 100.32 562
591
Saudi Arabian Oil Co. 11/17/20 200,000 99.81 200
203
Scentre Group 05/19/20 160,000 99.48 159
174
Schneider Electric SE 09/14/20 633,000 103.38 654
655
Sequoia Infrastructure Funding I, Ltd. 02/22/21 275,000 100.00 275
275
Sequoia Mortgage Trust 04/23/21 262,388 104.31 274
274
SK Hynix, Inc. 03/08/21 684,000 100.01 684
683
Sky, Ltd. 03/08/21 650,000 104.15 677
677
SMB Private Education Loan Trust 02/03/21 162,608 100.00 163
163
Smithfield Foods, Inc. 01/09/20 265,000 99.94 265
267
Societe Generale SA 01/16/20 265,000 99.85 265
277
Societe Generale SA 06/02/20 642,000 104.45 671
696
SoFi Consumer Loan Program Trust 09/17/19 262,747 100.26 263
265
SoFi Consumer Loan Program Trust 02/22/21 145,000 102.87 149
150
SoFi Professional Loan Program Trust 05/14/20 111,442 99.98 111
113
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 112,500 99.71 112
113
Stack Infrastructure Issuer LLC 08/24/20 330,000 100.00 330
329
Standard Chartered PLC 06/02/20 675,000 103.99 702
712
Starwood Property Trust, Inc. 02/23/21 170,000 100.22 170
170
Starwood Property Trust, Inc. 04/19/21 515,000 100.00 515
516
State Bank of India 06/03/20 385,000 105.77 407
423
Sumitomo Mitsui Banking Corp. 03/18/21 520,000 99.94 520
521
Suncor Energy Ventures Corp. 04/25/16 500,000 99.86 499
513
Sura Asset Management SA 08/21/20 607,000 107.72 654
660
Svenska Handelsbanken AB 03/29/21 2,000,000 99.87 1,998
1,998
Symphony CLO V, Ltd. 02/05/21 275,000 100.00 275
275
Symphony CLO XIV, Ltd. 09/09/20 410,000 98.89 405
410
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 1,385,000 100.00 1,385
1,385
Taxable Municipal Funding Trust Revenue Bonds 03/03/21 100,000 100.00 100
100
Taxable Municipal Funding Trust Tax-Exempt Preferreds 02/08/21 650,000 100.00 650
650
Tencent Holdings, Ltd. 11/09/20 610,000 109.05 665
662
Tidewater Auto Receivables Trust 03/06/20 369,458 99.99 369
371
T-Mobile USA, Inc. 04/02/20 1,705,000 102.09 1,746
1,849
Towd Point Mortgage Trust 02/19/19 91,494 100.25 92
92
Towd Point Mortgage Trust 07/01/19 135,602 101.38 137
142
Towd Point Mortgage Trust 08/05/19 64,958 96.23 63
65
Towd Point Mortgage Trust 07/08/20 398,464 100.98 402
412
Towd Point Mortgage Trust 02/17/21 366,258 101.63 372
372
Towd Point Mortgage Trust 04/01/21 254,539 102.37 261
260
Transocean Sentry, Ltd. 08/16/19 485,134 99.31 482
460
Trust Fibra Uno 04/06/20 652,000 100.52 655
725
TSMC Global, Ltd. 09/23/20 405,000 99.92 405
396
UBS AG 02/05/21 1,650,000 100.01 1,650
1,640
UBS Group AG 07/27/20 930,000 100.00 930
936
UBS Group AG 03/08/21 662,000 103.02 682
681
UBS-Barclays Commercial Mortgage Trust 12/03/20 425,000 104.97 446
441

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
454 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UNIFY Auto Receivables Trust 03/18/21 600,000 100.00 600
600
Upjohn, Inc. 06/17/20 225,000 99.82 225
227
Venture VIII CDO, Ltd. 12/17/20 220,000 100.00 220
218
Vistra Operations Co. LLC 04/06/21 649,000 104.74 680
673
Volkswagen Group of America Finance LLC 11/17/20 325,000 99.84 324
324
Volkswagen Group of America Finance LLC 11/17/20 360,000 99.87 360
362
Volkswagen Group of America Finance LLC 03/08/21 655,000 103.09 675
675
Vontier Corp. 03/03/21 165,000 99.86 165
165
Wheels SPV 2 LLC 09/11/20 690,000 100.03 690
691
Zais CLO 16, Ltd. 08/24/20 375,000 100.00 375 377
95,668
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 177 AUD 24,671 06/21
85
Canadian 10 Year Government Bond Futures 35 CAD 4,878 06/21
(1)
United States 2 Year Treasury Note Futures 193 USD 42,607 06/21
(26)
United States 5 Year Treasury Note Futures 87 USD 10,783 06/21
(29)
United States 10 Year Treasury Note Futures 90 USD 11,883 06/21 (190)
Short Positions
Euro-Bund Futures 83 EUR 14,110 06/21
141
Japanese 10 Year Government Bond Futures 3 JPY 454,021 06/21
(8)
Long Gilt Futures 52 GBP 6,639 06/21
104
United States 2 Year Treasury Note Futures 30 USD 6,623 06/21
6
United States 5 Year Treasury Note Futures 80 USD 9,915 06/21
79
United States 10 Year Treasury Note Futures 7 USD 924 06/21
15
United States 10 Year Ultra Treasury Note Futures 4 USD 582 06/21 13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 189
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 165 AUD 207 06/08/21 (5)
Bank of America USD 192 AUD 248 06/08/21 (2)
Bank of America USD 57 NOK 479 06/08/21 —
Bank of America AUD 183 USD 139 06/08/21 (2)
Bank of America AUD 5,243 USD 4,153 06/08/21 114
Bank of America NOK 203 USD 24 06/08/21 (1)
Bank of America NOK 13,409 USD 1,632 06/08/21 21
Bank of America NOK 18,901 USD 2,237 06/08/21 (33)
Bank of New York USD 723 JPY 76,535 06/08/21 (23)
Bank of New York USD 1,539 JPY 169,671 06/08/21 14
Bank of New York JPY 4,618 USD 42 06/08/21 —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 455
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 127,277 USD 1,199 06/08/21 34
Citigroup USD 437 GBP 309 06/08/21 (10)
Citigroup USD 6,442 GBP 4,568 06/08/21 (134)
Citigroup USD 82 NZD 118 06/08/21 2
Citigroup USD 1,884 NZD 2,550 06/08/21 (59)
Citigroup GBP 79 USD 110 06/08/21 1
Citigroup GBP 2,778 USD 3,810 06/08/21 (27)
Citigroup NZD 81 USD 60 06/08/21 2
Citigroup NZD 151 USD 109 06/08/21 1
Royal Bank of Canada USD 1,600 CAD 1,966 06/08/21 —
Royal Bank of Canada USD 4,107 CAD 5,160 06/08/21 91
Royal Bank of Canada USD 2,955 NOK 25,000 06/16/21 49
Royal Bank of Canada CAD 10 USD 8 06/08/21 —
Royal Bank of Canada CAD 143 USD 114 06/08/21 (2)
Royal Bank of Canada CAD 2,000 USD 1,585 06/16/21 (42)
Royal Bank of Canada SEK 12,333 USD 1,451 06/16/21 (6)
Standard Chartered USD 2,945 NOK 25,000 06/16/21 59
Standard Chartered CAD 2,000 USD 1,582 06/16/21 (46)
Standard Chartered SEK 12,333 USD 1,449 06/16/21 (8)
State Street USD 3,687 EUR 3,035 06/08/21 (36)
State Street USD 37 SEK 301 06/08/21 (1)
State Street USD 111 SEK 927 06/08/21 (1)
State Street EUR 106 USD 129 06/08/21 1
State Street EUR 337 USD 396 06/08/21 (10)
State Street EUR 653 USD 800 06/08/21 14
State Street SEK 638 USD 73 06/08/21 (2)
State Street SEK 15,309 USD 1,844 06/08/21 35
UBS USD 30 CHF 27 06/08/21 —
UBS USD 342 CHF 311 06/08/21 (1)
UBS USD 2,945 NOK 25,000 06/16/21 58
UBS CAD 2,000 USD 1,582 06/16/21 (45)
UBS CHF 226 USD 240 06/08/21 (8)
UBS CHF 5,243 USD 5,790 06/08/21 44
UBS SEK 12,333 USD 1,449 06/16/21 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 28

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
456 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 38,286 $ —
$ —
$ 38,286 9.1
Corporate Bonds and Notes — 153,308 —
—
153,308 36.3
International Debt — 79,026 —
—
79,026 18.7
Loan Agreements — 22 —
—
22 —
*
Mortgage-Backed Securities — 45,798 —
—
45,798 10.8
Municipal Bonds — 2,035 —
—
2,035 0.5
United States Government Agencies — 3,822 —
—
3,822 0.9
United States Government Treasuries — 36,545 —
—
36,545 8.6
Common Stocks — — — — —
*
Short-Term Investments — 40,211 — 22,176 62,387 14.7
Total Investments — 399,053 — 22,176 421,229 99.6
Other Assets and Liabilities, Net
0.4
100.0
Other Financial Instruments
Assets
Futures Contracts 443 — — — 443 0.1
Foreign Currency Exchange Contracts — 540 — — 540 0.1
A
Liabilities
Futures Contracts (254) — — — (254) (0.1)
Foreign Currency Exchange Contracts — (512) — — (512) (0.1)
Total Other Financial Instruments
**
$ 189 $ 28 $ — $ — $ 217
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
581
Canada ....................................................................................
15,902
Cayman Islands .......................................................................
5,188
Chile .......................................................................................
3,267

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 457
Amounts in thousands
Country Exposure
Fair Value
$
China ......................................................................................
1,327
Colombia .................................................................................
573
Denmark .................................................................................
713
Finland ...................................................................................
540
France .....................................................................................
7,987
Germany .................................................................................
5,562
India .......................................................................................
423
Ireland ....................................................................................
782
Italy ........................................................................................
1,588
Japan ......................................................................................
3,449
Luxembourg ............................................................................
680
Mexico ....................................................................................
3,432
Netherlands ............................................................................
4,931
Norway ....................................................................................
5,033
Panama ...................................................................................
685
Peru ........................................................................................
657
Russia .....................................................................................
674
Saudi Arabia ...........................................................................
1,470
South Korea ............................................................................
1,361
Spain .......................................................................................
672
Sweden ....................................................................................
1,998
Switzerland .............................................................................
6,927
Taiwan .....................................................................................
396
Thailand ..................................................................................
576
United Kingdom ......................................................................
12,459
United States ...........................................................................
331,396
Total Investments .................................................................... 421,229

See accompanying notes which are an integral part of the financial statements.
458 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 540 $ —
Variation margin on futures contracts* — 443
Total
$ 540 $ 443
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 254
Unrealized depreciation on foreign currency exchange contracts 512 —
Total
$ 512 $ 254
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (905)
Credit default swap contracts 687 — —
Foreign currency exchange contracts — 841 —
Total
$ 687 $ 841 $ (905)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 151
Credit default swap contracts (491) — —
Foreign currency exchange contracts — (86) —
Total
$ (491) $ (86) $ 151
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 459
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 540 $ — $ 540
Total Financial and Derivative Assets
540 — 540
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 540 $ — $ 540
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 135 $ 43 $ — $ 92
Bank of New York
48 23 — 25
Citigroup
7 7 — —
Royal Bank of Canada
140 51 — 89
Standard Chartered
58 54 — 4
State Street
50 50 — —
UBS
102 62 — 40
Total
$ 540 $ 290 $ — $ 250

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
460 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 512 $ — $ 512
Total Financial and Derivative Liabilities
512 — 512
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 512 $ — $ 512
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 43 $ 43 $ — $ —
Bank of New York 23 23 — —
Citigroup 229 7 — 222
Royal Bank of Canada 51 51 — —
Standard Chartered 54 54 — —
State Street 50 50 — —
UBS 62 62 — —
Total
$ 512 $ 290 $ — $ 222
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 461
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 415,381
Investments, at fair value(>) ...........................................................................................................................................................
421,229
Foreign currency holdings(^) ......................................................................................................................................................... 261
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 540
Receivables:
Dividends and interest ....................................................................................................................................................... 1,949
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 672
From broker(a) ................................................................................................................................................................... 1,092
Variation margin on futures contracts ................................................................................................................................. 192
Prepaid expenses ........................................................................................................................................................................... 4
Total assets .................................................................................................................................................
425,940
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 30
Due to broker (b) ................................................................................................................................................................ 100
Investments purchased ...................................................................................................................................................... 1,559
Fund shares redeemed ....................................................................................................................................................... 650
Accrued fees to affiliates .................................................................................................................................................... 169
Other accrued expenses ..................................................................................................................................................... 128
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 512
Total liabilities .............................................................................................................................................
3,148
Net Assets ............................................................................................................................................................
$ 422,792

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
462 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 7,014
Shares of beneficial interest ...........................................................................................................................................................
214
Additional paid-in capital ..............................................................................................................................................................
415,564
Net Assets ............................................................................................................................................................
$ 422,792
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.71
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.48
Class A — Net assets ............................................................................................................................................................. $ 15,651,631
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 794,087
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.51
Class C — Net assets ............................................................................................................................................................. $ 22,757,264
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,166,579
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.74
Class M — Net assets ............................................................................................................................................................ $ 19,816,366
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,004,009
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.76
Class R6 — Net assets ........................................................................................................................................................... $ 504,070
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 25,505
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.73
Class S — Net assets ............................................................................................................................................................. $ 235,895,816
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,956,847
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.74
Class Y — Net assets ............................................................................................................................................................. $ 128,166,799
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,493,165
Amounts in thousands
(^)     Foreign currency holdings - cost $ 245
(>)     Investments in affiliates, U.S. Cash Management Fund $ 22,176
(a)     Receivable from Broker for Futures $ 1,092
(b)      Due to Broker for Futures $ 100
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 463
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 10
Interest .............................................................................................................................................................................. 3,722
Total investment income ...............................................................................................................................................................
3,732
Expenses
Advisory fees .................................................................................................................................................................... 973
Administrative fees ........................................................................................................................................................... 105
Custodian fees ................................................................................................................................................................... 75
Distribution fees - Class A ................................................................................................................................................ 21
Distribution fees - Class C ................................................................................................................................................ 88
Transfer agent fees - Class A ............................................................................................................................................ 17
Transfer agent fees - Class C ............................................................................................................................................. 23
Transfer agent fees - Class M ............................................................................................................................................ 17
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 237
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 79
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ................................................................................................................................. 29
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 1,754
Expense reductions ........................................................................................................................................................... (492)
Net expenses .................................................................................................................................................................................
1,262
Net investment income (loss) ........................................................................................................................................................
2,470
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 1, 671
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (905)
Foreign currency exchange contracts ................................................................................................................................ 841
Credit default swap contracts ............................................................................................................................................ 687
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
2, 294
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (1, 115 )
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 151
Foreign currency exchange contracts ................................................................................................................................ (86)
Credit default swap contracts ............................................................................................................................................ (491)
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (1, 537 )
Net realized and unrealized gain (loss) ......................................................................................................................................... 757
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 3,227
**      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
464 Short Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,470 $ 7,332
Net realized gain (loss) ...................................................................................................................... 2,294 7,131
Net change in unrealized appreciation (depreciation) ....................................................................... (1,537) 2,679
Net increase (decrease) in net assets from operations ............................................................................. 3,227 17,142
Distributions
To shareholders
Class A .......................................................................................................................................... (142) (284)
Class C .......................................................................................................................................... (118) (298)
Class E (1) ..................................................................................................................................... — (24)
Class M ......................................................................................................................................... (154) (355)
Class R6 ........................................................................................................................................ (5) (10)
Class S ........................................................................................................................................... (2,217) (5,604)
Class Y .......................................................................................................................................... (1,347) (3,334)
Net decrease in net assets from distributions .......................................................................................... (3,983) (9,909)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (13,302) (91,070)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(14,058) (83,837)
Net Assets
Beginning of period .................................................................................................................................
436,850 520,687
End of period ..........................................................................................................................................
$ 422,792 $ 436,850

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 465
**      Less than 500 shares .
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 64 $ 1,261 549 $ 10,655
Proceeds from reinvestment of distributions 7 141 15 281
Payments for shares redeemed (179) (3,524) (212) (4,110)
Net increase (decrease)
(108) (2,122) 352 6,826
Class C
Proceeds from shares sold 140 2,743 426 8,212
Proceeds from reinvestment of distributions 6 117 15 295
Payments for shares redeemed (215) (4,210) (406) (7,813)
Net increase (decrease)
(69) (1,350) 35 694
Class E (1)
Proceeds from shares sold — — 1 15
Proceeds from reinvestment of distributions — — 1 24
Payments for shares redeemed — — (76) (1,491)
Net increase (decrease)
— — (74) (1,452)
Class M
Proceeds from shares sold 370 7,313 1,458 28,300
Proceeds from reinvestment of distributions 8 154 18 355
Payments for shares redeemed (85) (1,678) (1,936) (37,715)
Net increase (decrease)
293 5,789 (460) (9,060)
Class R6
Proceeds from shares sold 8 158 15 285
Proceeds from reinvestment of distributions —
**
5 —
**
10
Payments for shares redeemed (6) (124) (1) (19)
Net increase (decrease)
2 39 14 276
Class S
Proceeds from shares sold 2,017 39,844 4,207 82,113
Proceeds from reinvestment of distributions 108 2,139 278 5,394
Payments for shares redeemed (2,414) (47,735) (8,316) (161,398)
Net increase (decrease)
(289) (5,752) (3,831) (73,891)
Class Y
Proceeds from shares sold 249 4,928 314 6,177
Proceeds from reinvestment of distributions 68 1,347 172 3,333
Payments for shares redeemed (820) (16,181) (1,242) (23,973)
Net increase (decrease)
(503) (9,906) (756) (14,463)
Total increase (decrease)
(674) $ (13,302) (4,720) $ (91,070)

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
466 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 19.74 .09 .04 .13 (.16) —
October 31, 2020 19.39 .29 .46 .75 (.40) —
October 31, 2019 18.91 .40 .50 .90 (.42) —
October 31, 2018 19.15 .35 (.26) .09 (.33) —
October 31, 2017 19.26 .25 (.12) .13 (.24) —
October 31, 2016 19.09 .26 .16 .42 (.24) (.01)
Class C
April 30, 2021* 19.55 .02 .04 .06 (.10) —
October 31, 2020 19.21 .14 .46 .60 (.26) —
October 31, 2019 18.73 .25 .51 .76 (.28) —
October 31, 2018 18.99 .21 (.27) (.06) (.20) —
October 31, 2017 19.10 .10 (.11) (.01) (.10) —
October 31, 2016 18.94 .12 .15 .27 (.10) (.01)
Class M
April 30, 2021* 19.77 .12 .04 .16 (.19) —
October 31, 2020 19.42 .35 .46 .81 (.46) —
October 31, 2019 18.94 .45 .51 .96 (.48) —
October 31, 2018 19.17 .41 (.26) .15 (.38) —
October 31, 2017(5) 19.11 .24 (.03) .21 (.15) —
Class R6
April 30, 2021* 19.80 .12 .03 .15 (.19) —
October 31, 2020 19.44 .35 .47 .82 (.46) —
October 31, 2019 18.96 .45 .51 .96 (.48) —
October 31, 2018 19.20 .42 (.28) .14 (.38) —
October 31, 2017 19.30 .31 (.11) .20 (.30) —
October 31, 2016(1) 18.97 .21 .30 .51 (.18) —
Class S
April 30, 2021* 19.76 .12 .03 .15 (.18) —
October 31, 2020 19.41 .34 .46 .80 (.45) —
October 31, 2019 18.93 .44 .51 .95 (.47) —
October 31, 2018 19.16 .40 (.26) .14 (.37) —
October 31, 2017 19.27 .30 (.12) .18 (.29) —
October 31, 2016 19.10 .31 .16 .47 (.29) (.01)
Class Y
April 30, 2021* 19.77 .12 .04 .16 (.19) —
October 31, 2020 19.42 .35 .47 .82 (.47) —
October 31, 2019 18.93 .46 .51 .97 (.48) —
October 31, 2018 19.17 .42 (.28) .14 (.38) —
October 31, 2017 19.28 .32 (.13) .19 (.30) —
October 31, 2016 19.11 .33 .15 .48 (.30) (.01)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 467
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(k)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(k)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.16) 19.71 .60 15,652 1.06 .80 .95 63
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.24) 19.15 .68 20,303 1.03 .83 1.31 156
(.25) 19.26 2.21 21,102 1.02 .81 1.39 113
(.10) 19.51 .29 22,757 1.81 1.55 .20 63
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.10) 18.99 (.06) 35,838 1.78 1.58 .55 156
(.11) 19.10 1.44 48,970 1.77 1.56 .63 113
(.19) 19.74 .80 19,816 .81 .50 1.24 63
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.15) 19.17 1.09 15,084 .79 .53 2.07 156
(.19) 19.76 .75 504 .66 .50 1.25 63
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.30) 19.20 1.04 107 .63 .53 1.62 156
(.18) 19.30 2.70 106 .61 .51 1.66 113
(.18) 19.73 .78 235,896 .81 .55 1.20 63
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.29) 19.16 .93 463,696 .78 .58 1.56 156
(.30) 19.27 2.47 583,387 .77 .56 1.63 113
(.19) 19.74 .81 128,167 .61 .47 1.28 63
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122
(.30) 19.17 1.01 179,765 .58 .50 1.64 156
(.31) 19.28 2.54 140,138 .57 .48 1.71 113

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
468 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 107,975
Administration fees 17,015
Distribution fees 17,452
Shareholder servicing fees 4,741
Transfer agent fees 19,020
Trustee fees 2,588
$ 168,791
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 36,361 $ 169,342 $ 183,528 $ (1) $ 2 $ 22,176 $ 10 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 415,905,526 $ 6,707,389 $ (1,166,609) $ 5,540,780

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Exempt High Yield Bond Fund 469
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,074.60 $ 1,020.38
Expenses Paid During Period* $ 4.58 $ 4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,069.70 $ 1,016.66
Expenses Paid During Period* $ 8.42 $ 8.20
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,076.20 $ 1,022.12
Expenses Paid During Period* $ 2.78 $ 2.71
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
470 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,075.70 $ 1,021.62
Expenses Paid During Period* $ 3.29 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.2%
Alabama - 1.4%
Alabama Industrial Development Authority Revenue Bonds
(~)(Ê) 500 6.450 12/01/23 501
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000 07/01/28 151
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000 07/01/45 395
County of Jefferson Sewer Revenue Bonds
500 6.000 10/01/42 584
County of Jefferson Sewer Revenue Bonds
(µ) 225 6.750 10/01/46 230
County of Jefferson Sewer Revenue Bonds
1,220 7.000 10/01/51 1,453
County of Jefferson Sewer Revenue Bonds
(µ) 3,345 5.500 10/01/53 3,770
County of Jefferson Sewer Revenue Bonds
3,095 6.500 10/01/53 3,650
Homewood Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,868
Hoover Industrial Development Board Revenue Bonds
1,150 5.750 10/01/49 1,342
Hoover Industrial Development Board Revenue Bonds
(~)(ae)(Ê) 1,000 6.375 11/01/50 1,261
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 581
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 900
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 1,000 4.500 05/01/32 1,141
18,827
Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,244
City of Valdez Revenue Bonds
(~)(Ê) 1,300 0.150 05/01/31 1,300
Northern Tobacco Securitization Corp. Revenue Bonds
2,940 5.000 06/01/46 2,977
Northern Tobacco Securitization Corp. Revenue Bonds
600 8.642 06/01/46 130
6,651
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 4,830 1.770 01/01/37 4,851
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000 06/01/31 526
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000 07/01/37 1,838
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000 12/15/40 1,057
Arizona Industrial Development Authority Revenue Bonds
(Þ) 25 4.000 12/15/41 27
Arizona Industrial Development Authority Revenue Bonds
110 5.000 01/01/43 110
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 210
Arizona Industrial Development Authority Revenue Bonds
125 4.000 11/01/45 144
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 38
Arizona Industrial Development Authority Revenue Bonds
330 5.000 05/01/48 344
Arizona Industrial Development Authority Revenue Bonds
250 4.500 01/01/49 232
Arizona Industrial Development Authority Revenue Bonds
225 5.000 01/01/49 214
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 112
Arizona Industrial Development Authority Revenue Bonds
300 4.000 02/01/50 346
Arizona Industrial Development Authority Revenue Bonds
150 4.000 11/01/50 172
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 104
Arizona Industrial Development Authority Revenue Bonds
(Þ) 50 4.000 12/15/51 53
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000 07/15/53 790
Arizona Industrial Development Authority Revenue Bonds
125 5.000 01/01/54 125
Arizona Industrial Development Authority Revenue Bonds
50 5.125 01/01/54 48
Arizona Industrial Development Authority Revenue Bonds
(µ) 500 5.000 06/01/58 603
City of Phoenix Industrial Development Authority Revenue Bonds
(Þ) 800 5.000 07/01/35 880
City of Phoenix Industrial Development Authority Revenue Bonds
1,000 5.000 07/01/44 1,150
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 109
Glendale Industrial Development Authority Revenue Bonds
715 5.000 05/15/41 809
Glendale Industrial Development Authority Revenue Bonds
400 5.000 05/15/56 446
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000 08/01/28 175
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250 08/01/40 700
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.250 10/01/40 125
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/50 56
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.500 10/01/51 125
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/54 56
Pima County Industrial Development Authority Revenue Bonds
250 4.500 06/01/30 258
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500 05/01/40 27
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750 05/01/50 53
Salt Verde Financial Corp. Revenue Bonds
200 5.000 12/01/37 281
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 82
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 102
17,430
Arkansas - 0.7%
Arkansas Development Finance Authority Revenue Bonds
300 3.500 07/01/38 301
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,235
Arkansas Development Finance Authority Revenue Bonds
(Þ) 1,000 4.500 09/01/49 1,092
Arkansas Development Finance Authority Revenue Bonds
(Þ) 3,500 4.750 09/01/49 3,910
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 1,994
9,532
California - 10.5%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220 08/01/37 824
California Community Housing Agency Revenue Bonds
(Þ) 1,000 5.000 08/01/50 1,150
California Community Housing Agency Revenue Bonds
(Þ) 2,400 4.000 02/01/56 2,654
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 58
California County Tobacco Securitization Agency Revenue Bonds
35 5.000 06/01/49 43
California County Tobacco Securitization Agency Revenue Bonds
800 4.072 06/01/55 205
California County Tobacco Securitization Agency Revenue Bonds
680 4.904 06/01/55 133
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 544
California Enterprise Development Authority Revenue Bonds
35 5.000 08/01/50 43
California Enterprise Development Authority Revenue Bonds
50 5.000 08/01/55 60
California Enterprise Development Authority Revenue Bonds
25 5.000 08/01/57 30
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,186
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125 01/01/35 897
California Municipal Finance Authority Revenue Bonds
1,500 4.000 07/15/29 1,726
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 419
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 276
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000 11/01/36 1,704
California Municipal Finance Authority Revenue Bonds
650 5.000 12/31/37 792
California Municipal Finance Authority Revenue Bonds
500 5.000 12/31/38 608
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,322
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,096
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375 11/01/40 1,126
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 5,920
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 147

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,352
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 120
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000 07/01/49 2,042
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 69
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 4,035
California Municipal Finance Authority Revenue Bonds
100 4.000 07/01/51 112
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 60
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000 07/01/52 73
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 109
California Municipal Finance Authority Revenue Bonds
50 4.000 07/01/55 56
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000 11/01/23 550
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,117
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750 12/01/28 466
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000 07/01/39 664
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500 12/01/40 2,612
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,670 5.000 11/21/45 2,954
California Public Finance Authority Revenue Bonds
(Þ) 600 6.250 07/01/54 687
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/37 1,138
California School Finance Authority Revenue Bonds
60 4.000 07/01/45 63
California School Finance Authority Revenue Bonds
(Þ) 500 5.000 08/01/45 568
California School Finance Authority Revenue Bonds
(Þ) 1,100 4.000 10/01/46 1,224
California School Finance Authority Revenue Bonds
(Þ) 200 5.000 10/01/50 236
California School Finance Authority Revenue Bonds
(Þ) 600 5.000 06/01/58 644
California School Finance Authority Revenue Bonds
(Þ) 150 5.000 07/01/59 165
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/61 110
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,000 0.090 05/15/24 2,000
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 508
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000 11/01/32 234
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 802
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250 07/01/39 212
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/42 176
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,067
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750 01/15/45 521
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000 12/01/46 2,916
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,545
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 175
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250 07/01/49 262
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 146
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 113
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 779
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250 12/01/56 2,817
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500 12/01/58 1,185
California Statewide Communities Development Authority Special Assessment
120 5.000 09/02/39 145
California Statewide Communities Development Authority Special Assessment
50 4.000 09/02/44 56
California Statewide Communities Development Authority Special Assessment
115 5.000 09/02/44 138
California Statewide Communities Development Authority Special Assessment
75 5.000 09/02/48 90
California Statewide Communities Development Authority Special Assessment
135 5.000 09/02/49 161
California Statewide Communities Development Authority Special Assessment
470 4.000 09/02/50 521

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 66
California Statewide Communities Development Authority Special Tax
600 4.000 09/01/40 679
California Statewide Communities Development Authority Special Tax
1,300 4.000 09/01/50 1,449
California Statewide Communities Development Authority Special Tax
75 4.000 09/01/51 84
California Statewide Financing Authority Revenue Bonds
3,210 7.459 06/01/46 600
California Statewide Financing Authority Revenue Bonds
20,000 8.602 06/01/55 1,910
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000 05/01/43 286
City of Calimesa Communities Facilities Special Tax
820 4.000 09/01/50 910
City of Irvine Special Tax
(µ) 100 5.000 09/01/51 119
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 250
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,309
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 267
City of Ontario Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 56
City of Oroville Revenue Bonds
100 5.250 04/01/34 118
City of Oroville Revenue Bonds
185 5.250 04/01/39 216
City of Oroville Revenue Bonds
885 5.250 04/01/49 1,013
City of Oroville Revenue Bonds
810 5.250 04/01/54 922
City of Roseville Special Tax
100 5.000 09/01/33 119
City of Roseville Special Tax
25 4.000 09/01/35 28
City of Roseville Special Tax
25 4.000 09/01/40 28
City of Roseville Special Tax
50 4.000 09/01/45 56
City of Roseville Special Tax
85 4.000 09/01/50 94
City of Sacramento Special Tax
75 4.000 09/01/46 84
City of Sacramento Special Tax
75 4.000 09/01/50 84
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733 08/01/43 1,412
County of El Dorado Special Tax
75 5.000 09/01/44 85
County of El Dorado Special Tax
80 5.000 09/01/49 91
County of San Diego Special Tax
40 3.000 09/01/50 41
County of San Diego Special Tax
100 4.000 09/01/50 110
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 118
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 396
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000 09/01/50 179
Foothill/Eastern Transportation Corridor Agency Revenue Bonds
6,200 4.000 01/15/46 7,275
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,476
Golden State Tobacco Securitization Corp. Revenue Bonds
1,780 3.500 06/01/36 1,812
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,112
Golden State Tobacco Securitization Corp. Revenue Bonds
5,110 5.000 06/01/47 5,279
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 280
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 44
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,164
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000 07/01/45 4,060
Independent Cities Finance Authority Revenue Bonds
(µ) 900 4.000 06/01/46 1,017
Inland Empire Tobacco Securitization Authority Revenue Bonds
115 3.678 06/01/38 119
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 83
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 88
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,166
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,338
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000 08/01/42 485

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,510 1.680 07/01/27 1,519
Orange County Community Facilities District Special Tax
65 4.000 08/15/40 74
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 118
Orange County Community Facilities District Special Tax
60 4.000 08/15/50 67
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 2.000 08/01/47 518
Palomar Health Revenue Bonds
(µ) 2,165 5.000 11/01/47 2,636
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 160
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 106
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 993
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000 10/01/40 169
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000 10/01/39 337
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000 10/01/40 140
Riverside Unified School District Special Tax
20 4.000 09/01/45 22
Riverside Unified School District Special Tax
45 4.000 09/01/50 50
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 630
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 170
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,594
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000 05/01/44 1,281
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000 05/01/48 3,316
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,750 5.000 05/01/49 2,134
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,395
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000 08/01/32 84
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/33 111
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/34 111
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/35 110
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/36 110
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 326
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 389
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,144
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 425
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,203
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 795
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,394
State of California General Obligation Unlimited
230 4.000 04/01/49 269
State of California General Obligation Unlimited
270 5.000 04/01/49 339
Tobacco Securitization Authority of Northern California Revenue Bonds
1,000 Zero coupon 06/01/60 240
Tobacco Securitization Authority of Southern California Revenue Bonds
460 5.000 06/01/48 566
Tobacco Securitization Authority of Southern California Revenue Bonds
515 5.810 06/01/54 98
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 68
Transbay Joint Powers Authority Tax Allocation
100 2.400 10/01/49 102
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 74
University of California Medical Center Pooled Revenue Bonds
(~)(Ê) 6,300 0.030 05/15/45 6,300
William S Hart Union High School District Special Tax
75 5.000 09/01/47 85
144,507
Colorado - 3.8%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
3rd and Havana Metropolitan District General Obligation Limited
750 5.250 12/01/49 815
Allison Valley Metropolitan District No. 1 General Obligation Limited
500 5.000 12/01/47 534
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750 12/15/50 522
Belford North Metropolitan District General Obligation Limited
500 8.500 12/15/50 520
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 519
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250 12/01/49 545
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,142
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,288
Brighton Crossing Metropolitan District No. 6 General Obligation Limited
500 5.000 12/01/50 548
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 530
Citadel on Colfax Business Improvement District Revenue Bonds
600 5.350 12/01/50 648
Citadel on Colfax Business Improvement District Revenue Bonds
365 7.875 12/15/50 378
City & County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 838
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 527
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 330 5.000 10/01/49 363
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 100 5.000 02/01/61 109
Colorado Health Facilities Authority Revenue Bonds
275 4.000 10/01/38 320
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/39 348
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/40 347
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000 08/01/44 6,367
Colorado Health Facilities Authority Revenue Bonds
(ae) 190 5.000 06/01/47 237
Colorado Health Facilities Authority Revenue Bonds
135 3.250 08/01/49 143
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 998
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 168
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 40
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 40
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 86
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 536
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,929
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 527
Cornerstar Metropolitan District General Obligation Limited
500 5.250 12/01/47 527
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 538
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 230 5.500 12/01/39 255
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 600 5.750 12/01/49 666
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 130 8.000 12/15/49 137
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 201
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 133
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000 12/01/26 122
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000 12/01/27 275
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000 12/01/28 286
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000 12/01/34 365
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/35 228
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/36 227
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 75
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 116
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 58
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,632

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 310
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 362
Denver Urban Renewal Authority Tax Allocation
(Þ) 745 5.250 12/01/39 818
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 214
Dominion Water & Sanitation District Revenue Bonds
450 5.250 12/01/27 470
E-470 Public Highway Authority Revenue Bonds
(µ) 100 1.506 09/01/30 85
Eaton Area Park & Recreation District General Obligation Limited
725 5.250 12/01/34 782
Eaton Area Park & Recreation District General Obligation Limited
525 5.500 12/01/38 568
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000 12/01/44 612
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000 12/01/45 235
Green Gables Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/48 540
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,103
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000 12/01/35 31
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000 12/01/47 282
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375 12/01/47 1,433
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750 12/15/50 858
Jones District Community Authority Board Revenue Bonds
500 5.750 12/01/50 433
Mirabelle Metropolitan District No. 2 General Obligation Limited
700 5.000 12/01/39 762
Mirabelle Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/49 539
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 533
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 23
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 22
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 33
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 519
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 544
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 524
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000 12/15/41 543
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875 12/15/44 1,537
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 100 Zero coupon 12/01/25 85
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 350 4.750 12/01/45 391
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000 12/01/40 1,090
Regional Transportation District Revenue Bonds
25 5.000 07/15/28 31
Regional Transportation District Revenue Bonds
40 5.000 01/15/29 51
Regional Transportation District Revenue Bonds
25 5.000 07/15/29 32
Regional Transportation District Revenue Bonds
30 5.000 01/15/30 39
Regional Transportation District Revenue Bonds
20 5.000 07/15/30 26
Second Creek Farm Metropolitan District No. 3 General Obligation Limited
500 5.000 12/01/49 538
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,140
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,122
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 534
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 119
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 530
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 611
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 538
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625 12/01/48 1,480

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westerly Metropolitan District No. 4 General Obligation Limited
500 5.000 12/01/50 545
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 535
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 523
52,481
Connecticut - 1.0%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 187
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,079
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 124
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 123
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,231
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 460
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 792
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 3,846
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/39 1,133
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/45 111
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000 01/01/55 989
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 126
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 600 7.000 02/01/45 616
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 484
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 187
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 153
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,897
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 32
13,820
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 247
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 51
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 119
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 45
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 373
Town of Bridgeville Special Tax
345 4.000 07/01/35 373
1,208
District of Columbia - 1.3%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 249
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,568
District of Columbia Revenue Bonds
750 5.000 07/01/37 796
District of Columbia Revenue Bonds
35 4.000 07/01/44 39
District of Columbia Revenue Bonds
75 4.000 07/01/49 83
District of Columbia Revenue Bonds
1,000 5.000 06/01/50 1,162
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 853
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 1,006
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000 10/01/44 5,152
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
750 4.000 10/01/49 854
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 280 3.000 10/01/50 294
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,470 4.000 10/01/53 2,798
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,566
18,420
Florida - 8.6%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 135
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 32
Armstrong Community Development District Special Assessment
175 4.000 11/01/50 182
Avalon Groves Community Development District Special Assessment
25 3.375 05/01/41 25
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 181
Avalon Groves Community Development District Special Assessment
25 4.000 05/01/51 26
Avelar Creek Community Development District Special Assessment
95 4.000 05/01/36 105
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500 06/01/39 109
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625 06/01/49 108
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000 11/01/31 109
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,070 5.000 11/01/39 1,222
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 112
Bartram Park Community Development District Special Assessment
470 4.250 05/01/29 525
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 536
Bay Laurel Center Community Development District Special Assessment
95 4.000 05/01/37 104
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 198
Beaumont Community Development District Special Assessment
(Þ) 185 6.375 11/01/49 204
Berry Bay Community Development District Special Assessment
250 2.625 05/01/26 252
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 26
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 52
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 108
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 108
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,753
Bonterra Community Development District Special Assessment
625 5.000 05/01/47 689
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 31
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 89
Brookstone Community Development District Special Assessment
(Þ) 65 3.875 11/01/23 66
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 106
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 156
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500 01/01/35 2,201
Capital Trust Agency, Inc. Revenue Bonds
25 5.000 08/01/40 30
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000 12/15/49 1,423
Capital Trust Agency, Inc. Revenue Bonds
1,725 5.875 07/01/54 1,415
Capital Trust Agency, Inc. Revenue Bonds
50 5.000 08/01/55 59
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 3,680 5.250 12/01/58 4,181
Capital Trust Agency, Inc. Revenue Bonds
4,000 1.798 01/01/60 373
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 106
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 109
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 606
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 600
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,739
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 250 5.500 10/01/36 275
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000 10/01/49 388
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,060
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,123
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,081
City of Tampa Revenue Bonds
385 4.000 07/01/45 445

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tampa Revenue Bonds
100 5.000 07/01/50 124
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562 05/01/46 1,696
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 296
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 304
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 107
Coral Keys Homes Community Development District Special Assessment
35 4.000 05/01/40 37
Coral Keys Homes Community Development District Special Assessment
50 4.000 05/01/50 52
Corkscrew Farms Community Development District Special Assessment
(Þ) 65 5.000 11/01/38 74
Corkscrew Farms Community Development District Special Assessment
(Þ) 135 5.125 11/01/50 152
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 377
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 143
County of Osceola Transportation Revenue Bonds
(ae) 3,700 6.000 10/01/36 4,530
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000 11/01/38 118
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125 11/01/48 177
Deer Run Community Development District Special Assessment
205 5.400 05/01/39 230
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 226
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750 05/01/34 83
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000 05/01/37 133
DW Bayview Community Development District Special Assessment
(Þ) 75 3.375 05/01/41 75
DW Bayview Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 52
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125 05/01/40 54
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125 05/01/51 238
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000 11/01/38 699
East Nassau Stewardship District Special Assessment
1,280 3.500 05/01/41 1,284
Edgewater East Community Development District Special Assessment
75 3.600 05/01/41 77
Edgewater East Community Development District Special Assessment
150 4.000 05/01/51 156
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 138
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 146
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 155
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 871
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,289
Escambia County Health Facilities Authority Revenue Bonds
370 4.000 08/15/45 422
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000 08/15/50 267
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,634
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 432
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000 11/01/41 74
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/40 110
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 115 6.250 01/01/49 115
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 870 6.375 01/01/49 872
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 1,965 6.500 01/01/49 1,966
Florida Development Finance Corp. Revenue Bonds
(Þ) 1,470 7.375 01/01/49 1,526
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000 12/15/49 794

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/50 107
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250 06/01/50 140
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000 09/15/50 127
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000 06/01/55 174
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250 06/01/55 245
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 171
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000 06/01/48 1,579
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000 03/01/49 357
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 111
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 50
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 69
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 69
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 794
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 203
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 162
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 106
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 107
Harbor Bay Community Development District Special Assessment
105 3.875 05/01/39 112
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 107
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250 05/01/49 1,375
Hawks Point Community Development District Special Assessment Bonds
(Þ) 185 4.250 05/01/35 208
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 106
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 104
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 163
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 323
Herons Glen Recreation District Special Assessment
(µ) 105 2.500 05/01/40 108
Herons Glen Recreation District Special Assessment
(µ) 60 4.000 05/01/45 69
Herons Glen Recreation District Special Assessment
(µ) 80 4.000 05/01/50 91
Highlands Community Development District Special Assessment
200 4.250 05/01/36 222
Highlands Meadows II Community Development District Special Assessment
415 5.375 11/01/37 465
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 111
Highlands Meadows West Community Development District Special Assessment
25 3.625 05/01/40 26
Highlands Meadows West Community Development District Special Assessment
35 4.000 05/01/50 36
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 113
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000 05/01/40 64
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000 05/01/50 136
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000 08/01/50 5,699
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 168
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500 05/01/38 202
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625 05/01/48 299
Kindred Community Development District II Special District
100 3.750 05/01/50 104
Kingman Gate Community Development District Special Assessment
85 4.000 06/15/40 91
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 63
Kingman Gate Community Development District Special Assessment
(Þ) 50 4.000 06/15/51 52
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 96
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 562
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 775

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakeshore Ranch Community Development District Special Assessment
145 3.125 05/01/24 147
Lakewood Ranch Stewardship District Special Assessment
54 4.000 05/01/21 54
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 106
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500 05/01/33 104
Lakewood Ranch Stewardship District Special Assessment
915 4.875 05/01/35 982
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 109
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625 05/01/37 104
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000 05/01/37 111
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 168
Lakewood Ranch Stewardship District Special Assessment
380 5.125 05/01/46 415
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125 05/01/47 111
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 196
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 274
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 105
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900 05/01/50 104
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 105
Lakewood Ranch Stewardship District Special Assessment
145 3.875 05/01/51 151
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625 11/01/38 109
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750 11/01/48 108
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 37
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 114
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 114
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 54
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625 12/01/37 1,700
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 208
Lucerne Park Community Development District Special Assessment
95 4.625 05/01/39 105
Lucerne Park Community Development District Special Assessment
95 4.750 05/01/50 104
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125 11/01/38 238
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250 11/01/49 295
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 571
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 123
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 125
Meadow Pointe IV Community Development District Special Assessment
660 4.100 05/01/30 715
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 111
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,672
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,480
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 446
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,277
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,129
Mirada II Community Development District Special Assessment
125 3.500 05/01/41 126
Mirada II Community Development District Special Assessment
125 4.000 05/01/51 129
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 570
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000 11/01/38 45
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125 11/01/48 212
New Port Tampa Bay Community Development District Special Assessment
455 2.875 05/01/26 458
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,235
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 210

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 222
Orange Blossom Ranch Community Development District Special Assessment
140 4.850 05/01/39 160
Orange Blossom Ranch Community Development District Special Assessment
215 5.000 05/01/49 245
Orchid Grove Community Development District Special Assessment
205 3.625 05/01/21 205
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,357
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 106
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 385
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 212
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 135
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 283
Parkland Preserve Community Development District Special Assessment
75 5.500 11/01/32 87
Parkland Preserve Community Development District Special Assessment
490 5.250 05/01/39 562
Parkland Preserve Community Development District Special Assessment
340 5.375 05/01/50 390
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 152
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 205
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 228
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 119
Portico Community Development District Special Assessment
25 3.625 05/01/40 26
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 601
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 106
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050 05/01/39 600
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200 05/01/49 992
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 847
Reunion East Community Development District Special Assessment
110 6.600 05/01/33 113
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 33
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 92
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375 11/01/38 115
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500 11/01/49 229
Sandmine Road Community Development District Special Assessment
(Þ) 25 2.625 05/01/25 25
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125 05/01/30 26
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625 05/01/40 63
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750 05/01/50 52
Sarasota National Community Development District Special Assessment
100 3.875 05/01/31 101
Sarasota National Community Development District Special Assessment
(Þ) 100 4.125 05/01/31 101
Sarasota National Community Development District Special Assessment
285 3.900 05/01/41 289
Sarasota National Community Development District Special Assessment
(Þ) 200 4.125 05/01/41 202
Shell Point Community Development District Special Assessment
(Þ) 100 5.250 11/01/39 113
Shell Point Community Development District Special Assessment
(Þ) 175 5.375 11/01/49 197
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250 11/01/49 233
Shingle Creek at Bronson Community Development District Special Assessment
475 3.100 06/15/31 480
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 21
Six Mile Creek Community Development District Special Assessment
75 3.500 05/01/41 75
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 53
Six Mile Creek Community Development District Special Assessment
75 4.000 05/01/51 77

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 223
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 109
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 633
St. Johns County Industrial Development Authority Revenue Bonds
375 4.000 08/01/55 407
Stillwater Community Development District Special Assessment
(Þ) 50 3.500 06/15/41 51
Stillwater Community Development District Special Assessment
(Þ) 100 4.000 06/15/51 104
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 221
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 163
Stoneybrook South at Championsgate Community Development District Special
Assessment
(Þ) 1,000 3.750 12/15/50 1,020
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 127
Tamarindo Community Development District Special Assessment
50 3.375 05/01/41 51
Tamarindo Community Development District Special Assessment
50 4.000 05/01/51 52
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 108
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000 11/01/48 1,146
Tohoqua Community Development District Special Assessment
(Þ) 100 3.600 05/01/41 102
Tolomato Community Development District Special Assessment
(µ) 200 3.750 05/01/40 223
Tolomato Community Development District Special Assessment
(Þ) 100 5.625 05/01/40 113
Toscana Isles Community Development District Special Assessment Revenue
Bonds
225 5.375 11/01/39 268
Toscana Isles Community Development District Special Assessment Revenue
Bonds
250 5.500 11/01/49 297
Touchstone Community Development District Special Assessment
(Þ) 100 4.625 06/15/38 111
Touchstone Community Development District Special Assessment
(Þ) 100 4.750 06/15/48 110
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 847
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 66
Triple Creek Community Development District Special Assessment
40 5.250 11/01/27 43
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 93
Triple Creek Community Development District Special Assessment
(Þ) 265 5.375 11/01/48 305
TSR Community Development District Special Assessment
200 5.000 11/01/39 226
TSR Community Development District Special Assessment
100 4.000 11/01/40 107
TSR Community Development District Special Assessment
200 4.750 11/01/47 215
TSR Community Development District Special Assessment
485 5.125 11/01/49 546
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 109
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 109
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000 12/15/28 315
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 159
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000 12/15/47 236
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 211
Union Park East Community Development District Special Assessment
(Þ) 500 5.500 11/01/47 574
V-Dana Community Development District Special Assessment
(Þ) 500 3.125 05/01/31 503
V-Dana Community Development District Special Assessment
(Þ) 100 4.000 05/01/51 104
Venetian Community Development District Special Assessment
225 5.000 05/01/23 231
Ventana Community Development District Special Assessment
(Þ) 500 5.000 05/01/38 567
Ventana Community Development District Special Assessment
(Þ) 500 5.125 05/01/49 568
Veranda Community Development District II Special Assessment
85 5.875 11/01/32 86
Veranda Community Development District II Special Assessment
235 5.000 11/01/39 266
Veranda Community Development District II Special Assessment
(Þ) 65 3.600 05/01/41 67

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Veranda Community Development District II Special Assessment
315 5.125 11/01/49 356
Veranda Community Development District II Special Assessment
(Þ) 90 4.000 05/01/51 93
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 210
Verano No. 1 Community Development District Special Assessment
150 4.750 11/01/25 158
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/31 113
Verano No. 1 Community Development District Special Assessment
250 5.125 11/01/35 287
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/37 110
Verano No. 1 Community Development District Special Assessment
245 5.250 11/01/46 278
Verano No. 2 Community Development District Special Assessment
60 4.000 05/01/50 63
Viera East Community Development District Special Assessment
(µ) 90 2.600 05/01/34 93
Viera East Community Development District Special Assessment
(µ) 50 2.750 05/01/38 52
Village Community Development District No. 12 Special Assessment
(Þ) 680 4.250 05/01/43 755
Village Community Development District No. 12 Special Assessment
(Þ) 680 4.375 05/01/50 754
Village Community Development District No. 13 Special Assessment
(Þ) 265 3.250 05/01/40 276
Village Community Development District No. 13 Special Assessment
(Þ) 590 3.500 05/01/51 612
Villamar Community Development District Special Assessment
925 4.625 05/01/39 1,016
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 108
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 271
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 155
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 161
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 290
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125 11/01/38 169
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250 11/01/49 168
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 80
West Port Community Development District Special Assessment
(Þ) 1,700 4.000 05/01/51 1,779
West Villages Improvement District Special Assessment
135 4.750 05/01/39 150
West Villages Improvement District Special Assessment
(Þ) 1,935 3.500 05/01/41 1,956
West Villages Improvement District Special Assessment
210 5.000 05/01/50 234
Westside Community Development District Special Assessment
(Þ) 100 4.100 05/01/37 107
Westside Community Development District Special Assessment
(Þ) 100 4.125 05/01/38 107
Westside Community Development District Special Assessment
815 4.000 05/01/50 855
Wildblue Community Development District Special Assessment
(Þ) 125 4.250 06/15/39 137
Wildblue Community Development District Special Assessment
(Þ) 225 4.375 06/15/49 243
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 108
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 111
Windward Community Development District Special Assessment
115 4.400 11/01/35 124
118,555
Georgia - 1.7%
Augusta Development Authority Revenue Bonds
1,065 5.000 07/01/31 1,248
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,650
Fulton County Development Authority Revenue Bonds
4,750 4.000 04/01/50 5,459
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 97
George L Smith II Congress Center Authority Revenue Bonds
60 3.625 01/01/31 64
George L Smith II Congress Center Authority Revenue Bonds
60 5.000 01/01/36 70
George L Smith II Congress Center Authority Revenue Bonds
2,120 4.000 01/01/54 2,406
George L Smith II Congress Center Authority Revenue Bonds
120 5.000 01/01/54 136
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,139
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 419

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,149
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.600%)(µ)(Ê) 605 1.560 10/01/24 606
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.650%)(µ)(Ê) 1,225 1.610 10/01/33 1,199
Municipal Electric Authority of Georgia Revenue Bonds
2,985 4.000 01/01/49 3,339
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,194
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/56 1,191
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,106
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000 01/01/38 251
23,723
Guam - 0.9%
Guam Department of Education Certificate Of Participation
750 4.250 02/01/30 794
Guam Department of Education Certificate Of Participation
385 5.000 02/01/40 417
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 59
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,486
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 93
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 70
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,244
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,370
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 225
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 236
Territory of Guam Revenue Bonds
500 5.000 12/01/31 578
Territory of Guam Revenue Bonds
100 5.000 11/01/35 126
Territory of Guam Revenue Bonds
100 5.000 11/01/40 124
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,057
Territory of Guam Revenue Bonds
200 5.000 12/01/46 226
12,105
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000 01/01/30 2,302
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 678
2,980
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 875
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 445
1,320
Illinois - 10.5%
Bridgeview Finance Corp Sales Tax Revenue Bonds
2,100 5.000 12/01/37 2,144
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634 12/01/27 67
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000 12/01/28 632
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/29 1,255
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078 12/01/29 286
Chicago Board of Education General Obligation Unlimited
225 6.038 12/01/29 262
Chicago Board of Education General Obligation Unlimited
(µ) 120 3.929 12/01/30 96
Chicago Board of Education General Obligation Unlimited
(µ) 375 4.044 12/01/31 291
Chicago Board of Education General Obligation Unlimited
(µ) 1,825 5.000 12/01/31 2,249
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000 12/01/32 308
Chicago Board of Education General Obligation Unlimited
170 5.125 12/01/32 189
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/33 1,227
Chicago Board of Education General Obligation Unlimited
2,200 5.000 12/01/34 2,656

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 128
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 83
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,536
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,119
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000 12/01/42 2,583
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,802
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 230
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,776
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000 12/01/46 1,921
Chicago Board of Education Revenue Bonds
500 5.750 04/01/35 603
Chicago Board of Education Revenue Bonds
100 5.000 04/01/42 115
Chicago Board of Education Revenue Bonds
100 5.000 04/01/46 114
Chicago Board of Education Revenue Bonds
3,445 6.000 04/01/46 4,135
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,136
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,179
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 125
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 99
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 127
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 4,198
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250 01/01/42 92
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000 01/01/52 228
City of Belleville Sales Tax Revenue Tax Allocation
50 3.750 07/01/41 50
City of Chicago General Obligation Unlimited
250 5.000 01/01/25 285
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 244
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 516
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 567
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 444
City of Chicago General Obligation Unlimited
410 4.605 01/01/30 324
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 488
City of Chicago General Obligation Unlimited
(µ) 375 4.556 01/01/31 295
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 801
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 283
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 420
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 240
City of Chicago General Obligation Unlimited
(ae) 900 5.000 01/01/34 1,051
City of Chicago General Obligation Unlimited
1,000 5.000 01/01/35 1,079
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 100
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 185
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,253
City of Chicago General Obligation Unlimited
6,875 6.000 01/01/38 8,331
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,742
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,709
City of Chicago Waterworks Revenue Bonds
230 5.000 11/01/29 279
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,094
Illinois Development Finance Authority Revenue Bonds
(~)(Ê) 275 0.130 10/01/29 275
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,528
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,155
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 2,080

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 700
Illinois Finance Authority Revenue Bonds
2,300 4.000 10/01/40 2,652
Illinois Finance Authority Revenue Bonds
(ae)(~)(Ê)(Þ) 3,060 4.750 10/15/40 3,239
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,152
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 115
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 1,109
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 110
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,673
Illinois Finance Authority Revenue Bonds
(Þ) 555 6.125 04/01/49 666
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds
1,050 4.000 10/01/50 1,190
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/51 58
Illinois Finance Authority Revenue Bonds
(Ø) 100 5.000 12/01/53 65
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/56 57
Illinois State University Revenue Bonds
(µ) 250 5.000 04/01/36 308
Illinois State University Revenue Bonds
(µ) 225 5.000 04/01/37 276
Illinois State University Revenue Bonds
(µ) 200 5.000 04/01/38 245
Illinois State University Revenue Bonds
(µ) 275 5.000 04/01/39 336
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,220 1.798 06/15/28 1,071
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341 06/15/30 250
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 2.198 12/15/32 1,048
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 5,000 Zero coupon 06/15/44 2,605
Metropolitan Pier & Exposition Authority Revenue Bonds
4,000 4.000 06/15/50 4,482
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 5.000 06/15/50 1,200
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 3,620
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,705
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752 12/15/56 548
Metropolitan Pier & Exposition Authority Revenue Bonds
5,800 5.068 12/15/56 1,751
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,141
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,962
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750 01/01/53 1,171
State of Illinois General Obligation Unlimited
355 5.000 08/01/21 358
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 358
State of Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,894
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,534
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 445
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 869
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 6,938
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,109
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,562
State of Illinois General Obligation Unlimited
(µ) 875 4.000 02/01/30 987
State of Illinois General Obligation Unlimited
(µ) 265 4.000 02/01/31 297
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 3,308
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,460
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,209
State of Illinois General Obligation Unlimited
500 5.000 12/01/35 593
State of Illinois General Obligation Unlimited
100 4.000 11/01/38 113

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,095
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 128
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 3,048
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/40 1,138
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,805
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 2,148
State of Illinois General Obligation Unlimited
240 5.000 05/01/42 282
State of Illinois General Obligation Unlimited
250 5.000 12/01/42 291
State of Illinois General Obligation Unlimited
240 5.000 05/01/43 282
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,604
State of Illinois General Obligation Unlimited
300 4.250 10/01/45 341
State of Illinois General Obligation Unlimited
500 5.000 03/01/46 614
Town of Cortland Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 87
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000 01/01/55 104
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 102
145,026
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
500 4.125 12/01/26 544
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 498
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 109
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,233
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 108
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 56
Indiana Municipal Power Agency Revenue Bonds
275 5.000 01/01/42 330
4,284
Iowa - 0.5%
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,071
Iowa Finance Authority Revenue Bonds
150 3.125 12/01/22 153
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000 10/01/45 2,808
Iowa Tobacco Settlement Authority Revenue Bonds
160 5.375 06/01/38 160
Iowa Tobacco Settlement Financing Corp. Revenue Bonds
4,500 Zero coupon 06/01/65 787
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,450
6,429
Kansas - 0.1%
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 81
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 81
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 158
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 61
Wyandotte County City Unified Government Revenue Bonds
450 4.500 06/01/40 468
849
Kentucky - 0.3%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 1,135 0.990 11/01/27 1,135
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000 06/01/37 168
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,683
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 12/01/41 114
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 06/01/45 110
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 159

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 1,000 4.000 12/01/49 1,127
4,496
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 138
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 136
City of New Orleans Sewerage Service Revenue Bonds
75 4.000 06/01/50 86
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 6,370 0.120 08/01/35 6,369
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 950 0.120 12/01/40 950
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125 06/01/39 108
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375 06/01/48 216
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000 10/01/39 99
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000 10/01/41 170
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,175 0.120 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds
375 3.500 06/01/30 376
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 716
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 890
Louisiana Public Facilities Authority Revenue Bonds
(µ) 335 3.000 06/01/50 353
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 85
Louisiana Public Facilities Authority Revenue Bonds
275 5.000 07/01/59 332
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,272
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 177
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 100 6.100 06/01/38 127
Parish of St. James Revenue Bonds
(Þ) 125 6.350 07/01/40 161
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,140
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 50 2.200 06/01/37 52
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,050 2.375 06/01/37 1,098
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000 04/01/48 1,195
18,441
Maine - 0.4%
City of Portland General Airport Revenue Bonds
1,065 5.000 01/01/37 1,234
City of Portland General Airport Revenue Bonds
1,295 5.000 01/01/38 1,498
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,103
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 605
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 133
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 161
5,734
Maryland - 0.8%
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 398
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 486
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500 06/01/39 103
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625 06/01/46 103
City of Baltimore Revenue Bonds
100 5.000 09/01/28 105
City of Baltimore Revenue Bonds
150 5.000 09/01/38 163
City of Baltimore Revenue Bonds
55 5.000 09/01/39 58
City of Baltimore Revenue Bonds
365 5.000 09/01/46 383

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Brunswick Special Tax
100 5.000 07/01/36 119
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000 09/01/45 1,866
County of Frederick Special Tax
235 4.000 07/01/50 263
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250 07/01/48 127
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,262
Maryland Economic Development Corp. Revenue Bonds
75 4.000 07/01/40 84
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 229
Maryland Economic Development Corp. Revenue Bonds
100 4.250 07/01/50 112
Maryland Economic Development Corp. Revenue Bonds
75 5.000 07/01/50 90
Maryland Economic Development Corp. Revenue Bonds
150 5.000 07/01/56 179
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 134
Maryland Economic Development Corp. Tax Allocation
350 4.000 09/01/40 393
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 52
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,100 0.100 04/01/35 1,100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 664
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 28
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,415
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,131
11,047
Massachusetts - 0.9%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000 05/01/39 1,758
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 284
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,579
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,719
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000 10/01/37 1,372
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000 11/15/38 110
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,298
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000 10/01/45 145
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125 11/15/46 165
Massachusetts Development Finance Agency Revenue Bonds
(~)(Ê) 2,400 0.070 08/15/48 2,400
11,830
Michigan - 2.7%
City of Detroit General Obligation Limited
(~)(Ê) 3,250 4.000 04/01/44 3,096
City of Detroit General Obligation Unlimited
75 2.960 04/01/27 75
City of Detroit General Obligation Unlimited
50 3.110 04/01/28 50
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,198
City of Detroit General Obligation Unlimited
100 5.500 04/01/31 126
City of Detroit General Obligation Unlimited
100 5.500 04/01/32 126
City of Detroit General Obligation Unlimited
100 5.500 04/01/33 125
City of Detroit General Obligation Unlimited
50 3.644 04/01/34 50
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,175
City of Detroit General Obligation Unlimited
50 5.500 04/01/34 63
City of Detroit General Obligation Unlimited
50 5.500 04/01/35 62
City of Detroit General Obligation Unlimited
535 5.500 04/01/36 665
City of Detroit General Obligation Unlimited
565 5.500 04/01/37 700
City of Detroit General Obligation Unlimited
100 5.500 04/01/38 124
City of Detroit General Obligation Unlimited
100 5.500 04/01/39 123
City of Detroit General Obligation Unlimited
125 4.000 04/01/40 140

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
100 5.500 04/01/40 125
City of Detroit General Obligation Unlimited
40 4.000 04/01/42 45
City of Detroit General Obligation Unlimited
570 5.500 04/01/45 706
City of Detroit General Obligation Unlimited
400 5.000 04/01/46 486
City of Detroit General Obligation Unlimited
375 5.000 04/01/50 453
City of Detroit General Obligation Unlimited
175 5.500 04/01/50 216
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(ae) 500 5.000 07/01/39 528
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 2,010 5.250 07/01/39 2,130
City of Detroit Water Supply System Revenue Bonds
(ae) 200 5.000 07/01/36 202
City of Detroit Water Supply System Revenue Bonds
(ae) 1,370 5.000 07/01/41 1,381
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000 07/01/48 2,524
Grand Rapids Charter Township Revenue Bonds
200 5.000 05/15/37 228
Grand Rapids Charter Township Revenue Bonds
100 5.000 05/15/44 112
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 91
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,033
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 755
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 352
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000 07/01/36 1,132
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,754
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 28
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,923
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 341
Michigan Finance Authority Revenue Bonds
85 5.000 06/01/49 102
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 28
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 369
Michigan Finance Authority Revenue Bonds
16,300 4.785 06/01/65 2,098
Michigan Mathematics & Science Initiative Revenue Bonds
1,110 4.000 01/01/41 1,219
Michigan Strategic Fund Revenue Bonds
125 5.000 05/15/37 142
Michigan Strategic Fund Revenue Bonds
1,000 5.000 11/15/43 1,121
Michigan Strategic Fund Revenue Bonds
100 5.000 05/15/44 112
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500 06/30/48 512
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,603
Michigan Tobacco Settlement Finance Authority Revenue Bonds
10,000 8.675 06/01/46 1,240
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111 06/01/52 465
Star International Academy Revenue Bonds
450 5.000 03/01/30 511
Star International Academy Revenue Bonds
500 5.000 03/01/33 563
36,528
Minnesota - 0.9%
City of Blaine Healthcare Revenue Bonds
1,400 6.125 07/01/45 1,320
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 569
City of Ham Lake Revenue Bonds
2,000 5.000 11/01/36 2,232
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000 12/01/32 1,589
City of St Cloud Revenue Bonds
380 5.000 05/01/48 464
City of St Cloud Revenue Bonds
125 4.000 05/01/49 140
City of Woodbury Revenue Bonds
25 4.000 12/01/40 27
City of Woodbury Revenue Bonds
25 4.000 12/01/50 26
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
200 4.250 02/15/48 224
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
2,500 5.000 02/15/48 2,964
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,425 5.250 02/15/53 1,712

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
500 5.625 12/01/55 400
Duluth Independent School District No. 709 Certificate of Participation
35 3.250 03/01/25 36
Duluth Independent School District No. 709 Certificate of Participation
40 4.000 03/01/26 43
Duluth Independent School District No. 709 Certificate of Participation
45 4.000 03/01/29 48
Duluth Independent School District No. 709 Certificate of Participation
75 4.000 03/01/32 79
Duluth Independent School District No. 709 Certificate of Participation
40 4.200 03/01/34 42
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 110
Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 108
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250 07/01/33 159
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500 07/01/38 261
St. Paul Housing & Redevelopment Authority Revenue Bonds
350 6.000 09/01/51 411
12,964
Mississippi - 1.2%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,600 4.000 10/15/30 1,566
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 3,300 0.110 12/01/30 3,300
Mississippi Business Finance Corp. Revenue Bonds (~)
(Ê) 9,990 0.130 12/01/30 9,990
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)
(Ê) 2,160 0.130 11/01/35 2,160
17,116
Missouri - 0.5%
Branson Industrial Development Authority Tax Allocation
135 5.500 06/01/29 135
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 84
City of St. Louis Industrial Development Authority Revenue Bonds
100 4.750 11/15/47 102
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,649
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250 12/01/48 264
Joplin Industrial Development Authority Revenue Bonds
50 3.500 11/01/40 50
Joplin Industrial Development Authority Revenue Bonds
75 4.250 11/01/50 75
Kansas City Industrial Development Authority Revenue Bonds
(µ) 705 5.000 03/01/49 858
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000 02/01/40 1,613
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 183
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 153
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 675
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 532
6,373
Montana - 0.1%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,738
Nevada - 0.4%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,215
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 53
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 88
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 60
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 42
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 185
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 281
Las Vegas Special Improvement District No. 607 Special Assessment
155 5.000 06/01/24 170
Las Vegas Special Improvement District No. 813 Special Assessment
20 4.250 06/01/37 21
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 27
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 27

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Special Improvement District No. 814 Special Assessment
80 4.000 06/01/49 85
Las Vegas Special Improvement District No. 815 Special Assessment
50 5.000 12/01/49 56
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000 07/15/37 1,205
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000 07/01/34 1,176
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000 07/01/45 188
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000 07/01/51 199
5,078
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950 04/01/29 103
New Hampshire Business Finance Authority Revenue Bonds
(SIFMA Municipal
Swap Index + 0.750%)(ae)(Ê) 1,000 0.870 10/01/33 1,001
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 180 3.625 07/01/43 186
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 310 3.750 07/01/45 321
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 443
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 467
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 491
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 521
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 539
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 573
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 569
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 599
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 622
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 652
7,087
New Jersey - 5.3%
Atlantic City General Obligation Unlimited
500 5.000 12/01/24 515
Atlantic City General Obligation Unlimited
450 5.000 12/01/25 462
Atlantic City General Obligation Unlimited
270 5.000 12/01/28 275
Atlantic City General Obligation Unlimited
(µ) 225 5.000 03/01/32 272
Atlantic City General Obligation Unlimited
(µ) 35 5.000 03/01/37 42
Atlantic City General Obligation Unlimited
(µ) 45 5.000 03/01/42 53
New Jersey Economic Development Authority Revenue Bonds
1,350 5.125 09/15/23 1,432
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425 02/15/29 1,753
New Jersey Economic Development Authority Revenue Bonds
2,000 5.250 09/15/29 2,122
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 563
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 535
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 587
New Jersey Economic Development Authority Revenue Bonds
275 3.000 08/01/41 278
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000 06/01/42 239
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 762
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,679
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 6,078
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 105
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,147
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 775
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,302
New Jersey Economic Development Authority Revenue Bonds
275 4.000 06/15/50 312
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 193
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 1,049

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 516
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 118
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125 07/01/38 328
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000 07/01/46 172
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,299
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 509
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 629
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168 12/15/30 1,806
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 343
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 434
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 610
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965 12/15/33 389
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 546
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 560
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 72
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823 12/15/34 737
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 458
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130 12/15/35 3,543
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 385
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 150 4.342 12/15/36 104
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,534
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 568
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,250 4.000 06/15/37 2,631
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 4,375
New Jersey Transportation Trust Fund Authority Revenue Bonds
925 5.000 06/15/38 1,069
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 370
New Jersey Transportation Trust Fund Authority Revenue Bonds
(ae) 400 5.500 06/15/41 402
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,108
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 451
New Jersey Transportation Trust Fund Authority Revenue Bonds
185 3.500 06/15/46 197
New Jersey Transportation Trust Fund Authority Revenue Bonds
300 3.000 06/15/50 308
New Jersey Transportation Trust Fund Authority Revenue Bonds
4,000 4.000 06/15/50 4,536
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 2,044
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,940
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,675
South Jersey Port Corp. Revenue Bonds
3,000 5.000 01/01/49 3,548
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 362
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,054
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000 11/01/50 5,143
Tobacco Settlement Financing Corp. Revenue Bonds
2,080 5.000 06/01/46 2,437
Union County Improvement Authority Revenue Bonds
(Þ) 500 6.750 12/01/41 512
73,352
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 57
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 85
142
New York - 7.2%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000 07/15/25 293
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000 07/15/26 211

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000 07/15/28 151
Brooklyn Arena Local Development Corp. Revenue Bonds
200 5.000 07/15/42 233
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000 07/15/43 31
Brooklyn Arena Local Development Corp. Revenue Bonds
75 Zero coupon 07/15/46 34
Broome County Local Development Corp. Revenue Bonds
(µ) 180 4.000 04/01/50 203
Build NYC Resource Corp. Revenue Bonds
(Þ) 250 5.000 12/01/51 282
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 5.000 12/01/55 112
City of New York General Obligation Unlimited
275 5.000 03/01/44 334
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 275 5.000 07/01/45 328
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 325 5.000 07/01/51 386
Erie Tobacco Asset Securitization Corp
(Þ) 4,000 Zero coupon 06/01/60 189
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 41
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 41
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 35
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 23
Huntington Local Development Corp. Revenue Bonds
705 4.750 07/01/31 748
Huntington Local Development Corp. Revenue Bonds
150 5.250 07/01/56 159
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,110
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 252
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000 02/01/23 5,708
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/25 179
Metropolitan Transportation Authority Revenue Bonds
95 5.000 11/15/27 115
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 182
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 72
Metropolitan Transportation Authority Revenue Bonds
125 5.250 11/15/31 147
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 161
Metropolitan Transportation Authority Revenue Bonds
295 5.000 11/15/33 382
Metropolitan Transportation Authority Revenue Bonds
450 5.000 11/15/34 535
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 57
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 174
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 129
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 33
Metropolitan Transportation Authority Revenue Bonds
40 2.813 11/15/40 23
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 11/15/40 2,837
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 257
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000 11/15/44 1,950
Metropolitan Transportation Authority Revenue Bonds
1,585 4.000 11/15/45 1,808
Metropolitan Transportation Authority Revenue Bonds
940 4.750 11/15/45 1,132
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000 11/15/45 1,614
Metropolitan Transportation Authority Revenue Bonds
5,000 4.000 11/15/50 5,689
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 416
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 4.000 11/15/54 1,138
Metropolitan Transportation Authority Revenue Bonds
1,615 5.250 11/15/55 2,006
Metropolitan Transportation Authority Revenue Bonds
1,740 5.250 11/15/56 2,023
Nassau County Tobacco Settlement Corp. Revenue Bonds
12,290 Zero coupon 06/01/60 853
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 609
New York City Industrial Development Revenue Bonds
(µ) 250 3.000 03/01/49 259

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Futures Tax Secured Revenue Bonds
(~)(Ê) 4,200 1.450 08/01/45 4,200
New York City Water & Sewer System Revenue Bonds
2,000 4.000 06/15/40 2,357
New York Counties Tobacco Trust IV Revenue Bonds
9,455 8.130 06/01/60 473
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,655 5.000 11/15/44 1,810
New York Liberty Development Corp. Revenue Bonds
100 2.625 09/15/69 102
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000 12/01/29 1,064
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000 12/01/35 450
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 142
New York State Dormitory Authority Revenue Bonds
4,300 4.000 07/01/50 5,000
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000 09/01/50 363
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 372
New York State Environmental Facilities Corp. Revenue Bonds
(~)(ae)(Ê) 500 2.750 09/01/50 517
New York State Urban Development Corp. Revenue Bonds
10,000 4.000 03/15/34 12,093
New York Transportation Development Corp. Revenue Bonds
1,500 5.000 08/01/26 1,516
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 86
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,225
New York Transportation Development Corp. Revenue Bonds
575 4.000 10/01/30 679
New York Transportation Development Corp. Revenue Bonds
70 5.000 12/01/30 91
New York Transportation Development Corp. Revenue Bonds
50 5.000 01/01/31 61
New York Transportation Development Corp. Revenue Bonds
1,355 5.250 08/01/31 1,692
New York Transportation Development Corp. Revenue Bonds
100 5.000 01/01/33 121
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,431
New York Transportation Development Corp. Revenue Bonds
55 5.000 12/01/33 70
New York Transportation Development Corp. Revenue Bonds
1,180 5.000 10/01/35 1,503
New York Transportation Development Corp. Revenue Bonds
50 5.000 12/01/35 64
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 2,055
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 531
New York Transportation Development Corp. Revenue Bonds
40 5.000 12/01/37 51
New York Transportation Development Corp. Revenue Bonds
140 4.000 12/01/39 164
New York Transportation Development Corp. Revenue Bonds
2,975 5.000 10/01/40 3,728
New York Transportation Development Corp. Revenue Bonds
125 4.000 12/01/40 147
New York Transportation Development Corp. Revenue Bonds
110 4.000 12/01/41 129
New York Transportation Development Corp. Revenue Bonds
160 4.000 12/01/42 186
New York Transportation Development Corp. Revenue Bonds
3,325 4.375 10/01/45 3,888
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000 07/01/46 1,084
New York Transportation Development Corp. Revenue Bonds
975 5.000 07/01/46 1,098
New York Transportation Development Corp. Revenue Bonds
185 4.000 10/31/46 211
New York Transportation Development Corp. Revenue Bonds
3,825 5.250 01/01/50 4,326
New York Transportation Development Corp. Revenue Bonds
1,100 4.000 04/30/53 1,247
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/32 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000 12/01/33 41
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000 12/01/34 58
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000 12/01/36 46
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/38 34
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000 12/01/39 227
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000 12/01/40 63

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/49 135
Port Authority of New York & New Jersey Revenue Bonds
430 4.000 07/15/46 498
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 300
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 355
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
2,350 6.625 06/01/44 2,419
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,712
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 141
Yonkers Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 29
Yonkers Economic Development Corp. Revenue Bonds
50 5.000 10/15/40 58
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 34
Yonkers Economic Development Corp. Revenue Bonds
75 5.000 10/15/50 85
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 34
99,699
North Carolina - 0.6%
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 84
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,751
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,226
North Carolina Medical Care Commission Revenue Bonds
50 5.000 10/01/45 55
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,120
North Carolina Medical Care Commission Revenue Bonds
100 5.000 10/01/50 110
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,434
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,139
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 56
7,975
North Dakota - 0.3%
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 739
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,161
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,858
4,758
Ohio - 4.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,483
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 47
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 308
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
1,230 4.000 06/01/48 1,390
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
16,680 5.000 06/01/55 18,737
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
6,225 6.259 06/01/57 971
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 107
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 157
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,152
Columbus-Franklin County Finance Authority Revenue Bonds
1,495 4.000 11/15/38 1,528
County of Darke Revenue Bonds
50 4.000 09/01/40 52
County of Darke Revenue Bonds
50 4.000 09/01/45 52
County of Darke Revenue Bonds
75 5.000 09/01/49 84
County of Franklin Revenue Bonds
520 5.250 11/15/55 573
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 1,905
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,169

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga County Hospital Revenue Bonds
2,140 5.000 02/15/42 2,480
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,288
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,350
Franklin County Convention Facilities Authority Revenue Bonds
600 5.000 12/01/51 695
Northeast Ohio Medical University Revenue Bonds
25 3.000 12/01/40 26
Northeast Ohio Medical University Revenue Bonds
25 4.000 12/01/45 28
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750 01/15/28 109
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 246
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250 01/15/38 135
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500 01/15/48 1,345
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,552
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,281
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000 12/01/50 337
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,746
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 125 4.250 12/01/50 126
Southern Ohio Port Authority Revenue Bonds
(Þ) 275 6.500 12/01/30 312
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000 12/01/42 707
State of Ohio Revenue Bonds
(Þ) 110 5.000 12/01/38 118
State of Ohio Revenue Bonds
350 3.000 01/15/45 369
State of Ohio Revenue Bonds
(Þ) 275 5.000 12/01/48 290
State of Ohio Revenue Bonds
1,940 4.000 01/15/50 2,225
Toledo-Lucas Port Authority Revenue Bonds
925 5.000 07/01/39 992
54,600
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,757
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 1,489
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000 08/15/52 552
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 482
Oklahoma Development Finance Authority Revenue Bonds
500 5.500 08/15/57 612
Tulsa Airports Improvement Trust Revenue Bonds
(~)(ae)(Ê) 1,305 5.000 06/01/35 1,457
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,108
7,457
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 847
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 542
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 27
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000 08/15/45 323
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 127
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 251
Medford Hospital Facilities Authority Revenue Bonds
810 5.000 08/15/50 1,027
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/36 1,053
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,814
Oregon State Facilities Authority Revenue Bonds
(ae) 500 5.000 10/01/46 579
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/48 1,047
8,637
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000 04/01/44 2,062
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 272
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 173

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 910 5.000 05/01/28 1,091
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 5.000 05/01/32 585
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 1,000 5.000 05/01/33 1,190
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
1,000 5.000 05/01/42 1,034
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 3 ,500 5.000 05/01/42 4,043
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 6.000 05/01/42 622
Berks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 54
Berks County Industrial Development Authority Revenue Bonds
110 5.000 11/01/30 118
Berks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 79
Berks County Industrial Development Authority Revenue Bonds
375 4.000 11/01/47 364
Berks County Industrial Development Authority Revenue Bonds
750 5.000 11/01/47 756
Berks County Municipal Authority Revenue Bonds
(~)(ae)(Ê) 80 5.000 02/01/40 83
Berks County Municipal Authority Revenue Bonds
300 5.000 11/01/44 301
Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,309
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 112
Bucks County Industrial Development Authority Revenue Bonds
250 4.000 07/01/46 274
Bucks County Industrial Development Authority Revenue Bonds
400 4.000 07/01/51 437
Bucks County Industrial Development Authority Revenue Bonds
2,245 5.000 07/01/54 2,672
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 809
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 636
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,891
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,406
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,207
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697 09/15/22 270
City of Philadelphia General Obligation Unlimited
(~)(Ê) 3,025 0.140 08/01/31 3,025
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000 09/01/28 1,469
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 252
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 123
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 227
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000 06/01/39 1,742
Dauphin County General Authority Revenue Bonds
(Þ) 850 5.875 10/15/40 897
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125 10/15/41 1,000
Dauphin County General Authority Revenue Bonds
(Þ) 2,000 6.250 10/15/53 2,117
Doylestown Hospital Authority Revenue Bonds
335 3.950 07/01/24 338
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 621
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 107
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 106
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 542
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 159
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 99
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 86
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 155
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500 07/15/48 2,069
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 594
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 581

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
100 5.625 07/01/42 105
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,091
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,094
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,444
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/46 136
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/51 135
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,680
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,781
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 161
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,888
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,122
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 64
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 87
Pennsylvania Economic Development Financing Authority Revenue Bonds
(Þ) 153 5.750 06/01/36 92
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,449
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
365 6.250 09/01/33 400
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 1,006
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,454
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,756
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,230
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 900 5.000 06/15/40 1,050
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 200 5.000 06/15/50 230
Philadelphia Authority for Industrial Development Revenue Bonds
1 50 5.000 06/15/50 163
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 116
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 103
Scranton School District General Obligation Limited.
(µ) 2,025 4.250 06/01/37 2,224
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 222
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 287
West Cornwall Township Municipal Authority Revenue Bonds
365 4.000 11/15/36 417
West Cornwall Township Municipal Authority Revenue Bonds
370 4.000 11/15/41 416
West Cornwall Township Municipal Authority Revenue Bonds
525 4.000 11/15/46 583
Westmoreland County Industrial Development Authority Revenue Bonds
80 4.000 07/01/37 92
66,237
Puerto Rico - 7.9%
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 110 5.000 07/01/21 97
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 120 5.000 07/01/24 106
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 480 5.000 07/01/27 423
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 775 6.000 07/01/29 691
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 100 5.000 07/01/31 103
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 130 5.125 07/01/31 114
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 1,615 6.000 07/01/32 1,373
Commonwealth of Puerto Rico General Obligation Unlimited
330 5.000 07/01/33 290
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 210 5.250 07/01/34 186
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 235 5.000 07/01/35 207
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 6,045 8.000 07/01/35 4,836
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 690 5.875 07/01/36 614
Commonwealth of Puerto Rico General Obligation Unlimited
3,500 5.250 07/01/37 3,093
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 250 6.000 07/01/38 223
Commonwealth of Puerto Rico General Obligation Unlimited
(Ø) 225 6.000 07/01/40 192

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited
875 5.000 07/01/41 704
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
9,339 7.500 08/20/40 7,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,000 5.000 07/01/21 1,007
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 31
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
110 5.000 07/01/33 116
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,000 5.000 07/01/35 2,372
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
750 5.125 07/01/37 791
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
6,735 5.250 07/01/42 7,110
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000 07/01/47 1,461
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 213
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000 07/01/31 2,151
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000 07/01/22 573
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 775 4.750 07/01/26 714
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 1,685 5.250 07/01/27 1,563
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 2,275 5.000 07/01/28 2,104
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 5,000 5.250 07/01/28 4,639
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,865 1.480 07/01/29 2,654
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 3,520 5.000 07/01/32 3,256
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250 07/01/32 112
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750 07/01/33 359
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 425 5.250 07/01/40 394
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 1,000 7.000 07/01/43 951
Puerto Rico Electric Power Authority Revenue Bonds
(Ø) 650 5.250 07/01/49 596
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 100 5.000 07/01/24 49
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 200 5.500 07/01/24 98
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 50 5.000 07/01/25 25
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 50 5.000 07/01/26 25
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 20 5.500 07/01/26 23
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 420 5.000 07/01/28 378
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500 07/01/29 167
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/31 567
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500 07/01/31 12
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 205 5.000 07/01/32 100
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250 07/01/32 30
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 525 5.250 07/01/33 637
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250 07/01/34 330
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250 07/01/35 72
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250 07/01/36 2,077
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750 07/01/38 162
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 7,390 5.250 07/01/38 8,316
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250 07/01/41 943
Puerto Rico Highway & Transportation Authority Revenue Bonds
(Ø) 180 5.000 07/01/42 88
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 335 5.500 07/01/25 365
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620 07/01/28 41
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620 07/01/29 220
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302 07/01/35 396
Puerto Rico Infrastructure Financing Authority Revenue Bonds
520 5.000 07/01/37 505

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 125 5.601 07/01/37 63
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø) 250 5.250 07/01/25 245
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø) 365 5.000 07/01/32 356
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø) 695 5.250 07/01/33 678
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø) 340 5.500 07/01/37 333
Puerto Rico Public Buildings Authority Revenue Bonds
(Ø) 1,280 5.250 07/01/42 1,173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
104 3.941 07/01/24 99
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
475 5.250 08/01/24 472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 3.071 07/01/29 230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 3.450 07/01/33 423
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,023 4.329 07/01/40 8,769
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,876 5.709 07/01/46 1,541
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
6,659 5.772 07/01/51 1,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 35
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,665 4.750 07/01/53 1,848
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
17,423 5.000 07/01/58 19,627
109,245
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 559
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,841
2,400
South Carolina - 0.7%
Berkeley County Special Assessment
500 4.000 11/01/30 564
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 155
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,567
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,276
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,543
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 295
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,830
South Carolina Transportation Infrastructure Bank Revenue Bonds
(ae) 125 5.250 07/01/55 149
9,379
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
125 4.000 08/01/44 142
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 122
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,190
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 312
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,047
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 23
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 41
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 120
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,110

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 119
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 57
5,283
Texas - 4.9%
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 548
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000 01/01/29 113
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 809
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 644
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 52
Cedar Bayou Navigation District Special Assessment
(Þ) 585 6.000 09/15/51 605
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,098
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000 01/01/45 332
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 116
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,337
City of Aubrey Revenue Bonds
650 7.250 09/01/45 699
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125 11/01/33 363
City of Celina Special Assessment
(µ) 190 4.000 09/01/30 210
City of Celina Special Assessment
(µ) 1,020 3.000 09/01/35 1,037
City of Celina Special Assessment
(Þ) 165 4.125 09/01/39 179
City of Celina Special Assessment
(µ) 2,025 2.625 09/01/40 1,932
City of Celina Special Assessment
50 6.250 09/01/45 53
City of Celina Special Assessment
100 7.500 09/01/45 108
City of Celina Special Assessment
845 4.375 09/01/49 887
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000 09/01/32 159
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 98
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 699
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 113
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 163
City of Haslet Special Assessment
(Þ) 200 4.375 09/01/49 220
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,655
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 348
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 874
City of Houston Airport System Revenue Bonds
3,095 5.000 07/15/28 3,683
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 546
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,117
City of Hutto Special Assessment
(Þ) 146 4.000 09/01/56 148
City of Justin Special Assessment Revenue Bonds
(Þ) 270 5.500 09/01/47 307
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.625 09/01/39 113
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.750 09/01/44 112
City of Lago Vista Special Assessment
55 3.750 09/01/42 58
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250 09/15/39 110
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500 09/15/49 219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500 09/15/40 112
City of McLendon -Chisholm Special Assessment
(µ) 100 2.500 09/15/35 98
City of McLendon -Chisholm Special Assessment
(Þ) 35 3.625 09/15/41 35
City of McLendon -Chisholm Special Assessment
(µ) 650 3.000 09/15/45 642
City of McLendon -Chisholm Special Assessment
(Þ) 100 4.375 09/15/49 111
City of McLendon -Chisholm Special Assessment
(Þ) 50 4.000 09/15/51 50
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750 09/15/39 112
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375 09/01/48 1,164
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000 09/15/49 168
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/31 101
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/51 101
City of Midlothian Special Assessment
(Þ) 100 4.750 09/15/51 101
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125 09/01/48 106
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500 09/01/48 107
City of Princeton Special Assessment
(Þ) 300 4.500 09/01/39 330
City of Princeton Special Assessment
(Þ) 100 5.500 09/01/39 114
City of Princeton Special Assessment
(Þ) 225 3.750 09/01/40 243
City of Princeton Special Assessment
(Þ) 125 3.875 09/01/40 134
City of Princeton Special Assessment
(Þ) 130 4.875 09/01/48 146
City of Princeton Special Assessment
(Þ) 35 4.375 09/01/49 39
City of Princeton Special Assessment
(Þ) 100 4.750 09/01/49 110
City of Princeton Special Assessment
(Þ) 100 5.750 09/01/49 113
City of Princeton Special Assessment
(Þ) 325 4.000 09/01/50 355
City of Princeton Special Assessment
(Þ) 161 4.125 09/01/50 173
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/30 105
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125 09/15/39 136
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 107
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/49 109
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375 09/15/50 213
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 103
City of Shenandoah Special Assessment Revenue Bonds
140 5.700 09/01/47 161
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 549
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,209
County of Medina Special Assessment
(Þ) 100 4.750 09/01/50 101
Dallas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 602
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 223
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500 08/15/35 103
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000 08/15/44 104
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 242
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/46 715
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/47 515
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 6,043
Harris County-Houston Sports Authority Revenue Bonds
(µ) 725 5.337 11/15/36 325
Houston Higher Education Finance Corp. Revenue Bonds
65 4.000 10/01/51 71
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 300 0.100 08/01/34 300
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625 10/01/31 1,220
Mitchell County Hospital District General Obligation Limited
45 5.500 02/15/40 51
Mitchell County Hospital District General Obligation Limited
80 5.250 02/15/45 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mitchell County Hospital District General Obligation Limited
50 4.000 02/15/51 50
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 168
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 223
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 67
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000 08/15/40 1,071
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,687
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000 08/15/51 110
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 437
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,757
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000 01/01/25 216
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 250 3.625 01/01/35 259
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 1,570 4.000 01/01/50 1,626
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,457
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000 07/15/34 1,001
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 214
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 840
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
175 5.000 12/15/31 232
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
130 5.000 12/15/32 175
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/50 113
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/55 112
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
7,130 5.000 06/30/58 8,565
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 889
Town of Argyle Special Assessment
(Þ) 100 4.250 09/01/23 103
Town of Argyle Special Assessment
(Þ) 145 5.250 09/01/47 166
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 221
Town of Little Elm Special Assessment
(Þ) 730 5.750 09/01/38 866
Town of Little Elm Special Assessment
(Þ) 100 5.000 09/01/47 112
Viridian Municipal Management District Special Assessment
25 3.125 12/01/35 26
Viridian Municipal Management District Special Assessment
30 3.375 12/01/40 31
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 413
Viridian Municipal Management District Special Assessment
50 3.500 12/01/47 51
67,406
Utah - 0.5%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750 12/01/39 697
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500 02/01/50 775
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500 08/01/40 1,120
Mida Mountain Village Public Infrastructure District Special Assessment
(Þ) 275 4.000 08/01/50 283
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,605
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,368
Utah Infrastructure Agency Revenue Bonds
600 4.000 10/15/41 694
7,542
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,135
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,678
2,813
Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds
360 4.000 10/01/22 356
Virgin Islands Public Finance Authority Revenue Bonds
340 5.000 10/01/22 339
Virgin Islands Public Finance Authority Revenue Bonds
1,780 5.000 10/01/25 1,784

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 180
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 982
Virgin Islands Public Finance Authority Revenue Bonds
605 6.625 10/01/29 610
Virgin Islands Public Finance Authority Revenue Bonds
2,120 5.000 10/01/32 2,014
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,300
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 416
7,981
Virginia - 1.3%
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 3,959
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 43
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 59
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,977
Tobacco Settlement Financing Corp. Revenue Bonds
2,135 6.706 06/01/46 2,227
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 511
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 2,834
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 185
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,038
Virginia Small Business Financing Authority Revenue Bonds
475 5.000 12/31/47 569
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 26
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000 12/31/52 2,961
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 1,054
17,569
Washington - 1.2%
King County General Obligation Limited
(~)(Ê) 3,865 0.080 01/01/46 3,865
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000 04/01/30 492
Washington Economic Development Finance Authority Revenue Bonds
(Þ) 1,000 5.625 12/01/40 1,129
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 256
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,733
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 85
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,118
Washington State Convention Center Public Facilities District Revenue Bonds
2,300 4.000 07/01/58 2,525
Washington State Convention Center Public Facilities District Revenue Bonds
2,250 5.000 07/01/58 2,627
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000 01/01/49 164
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000 01/01/55 219
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,569
16,782
West Virginia - 0.2%
County of Ohio Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 54
County of Ohio Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 146
County of Ohio Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 148
West Virginia Economic Development Authority Revenue Bonds
(~)(Ê) 300 4.125 07/01/45 308
West Virginia Economic Development Authority Revenue Bonds
(~)(ae)(Ê) 175 5.000 07/01/45 185
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 122
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 91
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 399
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 723
2,176
Wisconsin - 1.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
(Þ) 20 4.000 06/15/29 21
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/29 1,236
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 37
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 111
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 777
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 815
Public Finance Authority Revenue Bonds
(Þ) 65 5.000 10/01/34 78
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,141
Public Finance Authority Revenue Bonds
(Þ) 630 5.250 05/15/37 680
Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,876
Public Finance Authority Revenue Bonds
(Þ) 525 5.000 06/15/39 568
Public Finance Authority Revenue Bonds
(Þ) 150 5.000 10/01/39 179
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 55
Public Finance Authority Revenue Bonds
(Þ) 750 5.250 05/15/42 806
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 519
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/44 121
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 86
Public Finance Authority Revenue Bonds
(Þ) 200 5.250 03/01/45 222
Public Finance Authority Revenue Bonds
(Þ) 835 6.500 06/01/45 811
Public Finance Authority Revenue Bonds
(µ) 40 4.000 07/01/45 45
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 821
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 371
Public Finance Authority Revenue Bonds
(Þ) 25 5.000 06/15/49 27
Public Finance Authority Revenue Bonds
(µ) 150 4.125 07/01/49 169
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 104
Public Finance Authority Revenue Bonds
(Þ) 650 5.625 06/01/50 643
Public Finance Authority Revenue Bonds
(µ) 50 4.000 07/01/50 56
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/15/54 111
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/54 120
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875 10/01/54 1,045
Public Finance Authority Revenue Bonds
(Þ) 450 5.250 03/01/55 496
Public Finance Authority Revenue Bonds
(µ) 65 4.000 07/01/55 72
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 135
Public Finance Authority Revenue Bonds
(Þ) 350 5.000 12/01/55 390
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/58 119
Public Finance Authority Revenue Bonds
(µ) 80 4.000 07/01/59 89
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,471
16,445
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,075
Total Municipal Bonds
(cost $1,212,235) 1,325,532
Short-Term Investments - 2.0%
U.S. Cash Management Fund (@) 27,932,734 (∞) 27,927
Total Short-Term Investments
(cost $27,927) 27,927
Total Investments - 98.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
(identified cost $1,240,162) 1,353,459
Other Assets and Liabilities, Net - 1.8%
24,286
Net Assets - 100.0%
1,377,745

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
12.6%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103 .81 3,612
4,043
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 107 .69 538
585
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 106 .93 1,069
1,190
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 910,000 100 .73 917
1,091
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 500,000 100 .00 500
622
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .28 1,624
1,838
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .09 490
526
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .19 743
790
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .78 982
1,057
Arizona Industrial Development Authority Revenue Bonds 04/15/21 50,000 105 .82 53
53
Arizona Industrial Development Authority Revenue Bonds 04/15/21 25,000 107 .38 27
27
Arkansas Development Finance Authority Revenue Bonds 09/09/20 3,500,000 102 .54 3,588
3,910
Arkansas Development Finance Authority Revenue Bonds 12/08/20 1,000,000 107 .65 1,077
1,092
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
108
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
109
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .40 1,064
1,222
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
103
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .15 100
103
Beaumont Community Development District Special Assessment 01/25/19 185,000 100 .00 185
204
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
545
Brookstone Community Development District Special Assessment 01/23/18 65,000 100 .00 65
66
Build NYC Resource Corp. Revenue Bonds 01/14/21 250,000 109 .67 274
282
Build NYC Resource Corp. Revenue Bonds 04/08/21 100,000 111 .21 111
112
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111 .28 1,112
1,150
California Community Housing Agency Revenue Bonds 03/25/21 2,400,000 107 .87 2,586
2,654
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100 .38 838
897
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .45 995
1,126
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .69 1,540
1,704
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .75 1,883
2,042
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .36 65
73
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .66 2,825
2,954
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .25 2,451
2,612
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .54 443
466
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .33 607
664
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100 .00 550
550
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .62 682
687
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .14 536
568
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .65 1,066
1,138
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .89 222
236
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .18 625
644
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .34 158
165
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .45 109
110
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 111 .25 1,223
1,224
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .99 2,678
2,916
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107 .35 215
234
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .07 2,677
2,817
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .69 533
521
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .65 1,077
1,185

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .33 261
262
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .36 211
212
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .99 111
113
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 3,680,000 99 .24 3,653
4,181
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .39 1,335
1,423
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
2,201
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
605
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
151
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
395
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .97 247
275
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .18 365
388
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .74 1,391
1,921
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .18 1,884
2,583
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
363
City of Celina Special Assessment 09/11/19 165,000 100 .00 165
179
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
159
City of Haslet Special Assessment 07/30/20 200,000 105 .67 211
220
City of Hutto Special Assessment 04/05/21 146,000 100 .70 147
148
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100 .00 270
307
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
113
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
112
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103 .10 206
219
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99 .37 99
110
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100 .00 100
112
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 105 .38 105
111
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100 .00 35
35
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101 .72 51
50
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,164
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
112
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
168
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
101
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
101
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
101
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .46 1,434
1,589
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100 .00 100
106
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99 .52 100
107
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 102 .03 204
220
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
146
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
113
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
114
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
110
City of Princeton Special Assessment 08/27/19 300,000 103 .73 311
330
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
355
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
134
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
173
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
243
City of Princeton Special Assessment 06/26/20 35,000 105 .13 37
39
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .42 124
136
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .96 103
109
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .74 201
213
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .17 101
105
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .46 101
107
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 105 .84 1,349
1,469
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 109 .11 360
363

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 100,000 108 .96 109
109
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114 .95 1,149
1,133
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103 .99 945
989
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104 .01 104
111
Corkscrew Farms Community Development District Special Assessment 12/13/17 135,000 100 .00 135
152
Corkscrew Farms Community Development District Special Assessment 12/13/17 65,000 100 .00 65
74
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106 .10 1,809
1,866
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
101
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .85 114
127
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
255
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
137
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
666
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .94 979
1,000
Dauphin County General Authority Revenue Bonds 12/21/20 2,000,000 100 .00 2,000
2,117
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
897
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .84 99
118
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .90 148
177
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109 .11 327
365
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 110 .80 111
122
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 111 .08 255
286
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 111 .48 245
275
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .29 197
227
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .91 198
228
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .18 740
818
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 325,000 104 .80 341
386
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .78 291
328
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103 .63 52
52
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .64 75
75
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
54
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .36 228
238
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
699
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .05 101
104
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .89 100
103
Erie Tobacco Asset Securitization Corp 02/02/21 4,000,000 4 .57 183
189
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .48 161
179
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100 .00 1,965
1,966
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
115
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
872
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113 .39 777
794
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .74 119
127
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .90 102
107
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .74 163
174
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103 .13 103
110
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .19 223
245
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .94 127
140
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95 .75 1,407
1,526
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .22 1,407
1,579
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .32 1,894
2,069
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,375
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .44 191
208
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
64
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .89 127
136
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
264
Illinois Finance Authority Revenue Bonds 02/25/20 555,000 120 .21 667
666
Illinois Finance Authority Revenue Bonds 07/24/20 3,060,000 100 .22 3,071
3,239

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .36 1,505
1,613
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
202
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
299
Kingman Gate Community Development District Special Assessment 03/03/21 50,000 101 .67 51
52
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
175
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
700
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
216
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .30 99
108
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .94 99
111
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .35 99
111
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98 .97 99
104
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
109
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
108
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,700
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .09 55
56
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111 .04 56
56
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .65 117
125
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .96 117
125
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .10 1,339
1,372
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
165
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
110
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .54 246
295
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .14 198
238
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
775
Mida Mountain Village Public Infrastructure District Special Assessment 04/09/21 275,000 98 .97 272
283
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .90 1,149
1,220
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,600,000 101 .19 1,619
1,566
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99 .69 598
616
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .42 40
45
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .63 189
212
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .16 1,135
1,205
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
103
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
321
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
186
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .65 111
110
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .76 1,018
1,071
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,655,000 104 .52 1,735
1,810
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .19 413
450
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105 .83 952
1,064
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
135
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
109
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .82 1,212
1,345
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110 .94 1,109
1,053
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .95 1,039
1,047
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,140
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
127
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
161
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 153,304 100 .00 153
92
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111 .74 223
230
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 112 .39 1,012
1,050
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
53
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
27
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
216

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 1,570,000 100 .94 1,592
1,626
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 250,000 98 .62 247
259
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .16 124
126
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .61 498
543
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,537
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .23 774
806
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .51 652
680
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .05 526
568
Public Finance Authority Revenue Bonds 05/01/19 20,000 100 .64 20
21
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .65 102
111
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .44 25
27
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,045
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 114 .45 1,145
1,236
Public Finance Authority Revenue Bonds 08/10/20 150,000 107 .17 161
179
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .22 473
496
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .96 212
222
Public Finance Authority Revenue Bonds 09/16/20 65,000 106 .26 69
78
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .47 383
390
Public Finance Authority Revenue Bonds 03/26/21 835,000 94 .21 787
811
Public Finance Authority Revenue Bonds 03/26/21 650,000 98 .24 639
643
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
391
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 79 .75 80
85
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,250,000 116 .73 1,459
1,461
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 118 .90 2,378
2,372
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
992
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
600
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .50 226
251
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
115
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
229
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
63
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
25
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
26
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .12 50
52
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99 .66 199
202
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99 .71 100
101
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
113
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .63 174
197
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .67 197
233
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97 .28 608
707
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 114 .15 314
312
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .96 141
159
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .01 232
261
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .54 2,266
2,302
State of Ohio Revenue Bonds 11/14/19 275,000 106 .43 293
290
State of Ohio Revenue Bonds 12/05/19 110,000 109 .10 120
118
Stillwater Community Development District Special Assessment 03/17/21 50,000 100 .42 50
51
Stillwater Community Development District Special Assessment 03/17/21 100,000 102 .94 103
104
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100 .00 1,000
1,020
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .16 982
1,146
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100 .00 100
102
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .25 99
113
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .24 99
110
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .35 99
111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
166
Town of Argyle Special Assessment 01/24/18 100,000 100 .00 100
103
Town of Little Elm Special Assessment 12/06/17 100,000 100 .35 100
112
Town of Little Elm Special Assessment 11/07/18 730,000 100 .00 730
866
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .55 261
305
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,141
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
315
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .55 205
236
Union County Improvement Authority Revenue Bonds 10/23/19 500,000 100 .00 500
512
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .82 514
574
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .95 106
104
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .28 98
104
V-Dana Community Development District Special Assessment 04/01/21 500,000 99 .36 497
503
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .45 487
568
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .98 490
567
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
67
Veranda Community Development District II Special Assessment 02/24/21 90,000 101 .66 91
93
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .60 99
110
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
113
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,480
Village Community Development District No. 12 Special Assessment 03/16/18 680,000 100 .00 680
754
Village Community Development District No. 12 Special Assessment 06/06/18 680,000 101 .27 689
755
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100 .00 265
276
Village Community Development District No. 13 Special Assessment 09/11/20 590,000 100 .00 590
612
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .39 1,044
1,129
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .85 216
219
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .60 163
164
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
168
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
169
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .91 1,732
1,779
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99 .29 1,921
1,956
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
107
Westside Community Development District Special Assessment 09/20/19 100,000 99 .81 100
107
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
137
Wildblue Community Development District Special Assessment 05/23/19 225,000 99 .60 224 243
172,928
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,861 06/21
360
United States 10 Year Ultra Treasury Note Futures 108 USD 15,719 06/21
270
United States Treasury Ultra Bond Futures 47 USD 8,738 06/21 (24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 606

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 18,827 $ —
$ —
$ 18,827 1.4
Alaska — 6,651 —
—
6,651 0.5
Arizona — 17,430 —
—
17,430 1.3
Arkansas — 9,532 —
—
9,532 0.7
California — 144,507 —
—
144,507 10.5
Colorado — 52,481 —
—
52,481 3.8
Connecticut — 13,820 —
—
13,820 1.0
Delaware — 1,208 —
—
1,208 0.1
District of Columbia — 18,420 —
—
18,420 1.3
Florida — 118,555 —
—
118,555 8.6
Georgia — 23,723 —
—
23,723 1.7
Guam — 12,105 —
—
12,105 0.9
Hawaii — 2,980 —
—
2,980 0.2
Idaho — 1,320 —
—
1,320 0.1
Illinois — 145,026 —
—
145,026 10.5
Indiana — 4,284 —
—
4,284 0.3
Iowa — 6,429 —
—
6,429 0.5
Kansas — 849 —
—
849 0.1
Kentucky — 4,496 —
—
4,496 0.3
Louisiana — 18,441 —
—
18,441 1.3
Maine — 5,734 —
—
5,734 0.4
Maryland — 11,047 —
—
11,047 0.8
Massachusetts — 11,830 —
—
11,830 0.9
Michigan — 36,528 —
—
36,528 2. 7
Minnesota — 12,964 —
—
12,964 0.9
Mississippi — 17,116 —
—
17,116 1.2
Missouri — 6,373 —
—
6,373 0.5
Montana — 1,738 —
—
1,738 0.1
Nevada — 5,078 —
—
5,078 0.4
New Hampshire — 7,087 —
—
7,087 0.5
New Jersey — 73,352 —
—
73,352 5.3
New Mexico — 142 —
—
142 —
*
New York — 99, 699 —
—
99, 699 7.2
North Carolina — 7,975 —
—
7,975 0.6
North Dakota — 4,758 —
—
4,758 0.3
Ohio — 54,600 —
—
54,600 4.0
Oklahoma — 7,457 —
—
7,457 0.5
Oregon — 8,637 —
—
8,637 0.6
Pennsylvania — 66,237 —
—
66,237 4.8
Puerto Rico — 109,245 —
—
109,245 7.9

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Rhode Island — 2,400 —
—
2,400 0.2
South Carolina — 9,379 —
—
9,379 0.7
Tennessee — 5,283 —
—
5,283 0.4
Texas — 67,406 —
—
67,406 4.9
Utah — 6,845 697
—
7,542 0.5
Vermont — 2,813 —
—
2,813 0.2
Virgin Islands — 7,981 —
—
7,981 0.6
Virginia — 17,569 —
—
17,569 1.3
Washington — 16,782 —
—
16,782 1.2
West Virginia — 2,176 —
—
2,176 0.2
Wisconsin — 16,445 —
—
16,445 1.2
Wyoming — 1,075 —
—
1,075 0.1
Short-Term Investments — — — 27,927 27,927 2.0
Total Investments — 1,324,835 697 27,927 1,353,459 98.2
Other Assets and Liabilities, Net
1.8
100.0
Other Financial Instruments
Assets
Futures Contracts 630 — — — 630 —*
A
Liabilities
Futures Contracts (24) — — — (24) (—)*
Total Other Financial Instruments
**
$ 606 $ — $ — $ — $ 606
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 630
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 24
Derivatives not accounted for as hedging instruments
Equity
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 969
Total return swap contracts (288) —
Interest rate swap contracts — (49)
Total
$ (288) $ 920
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ 330
Interest rate swap contracts — 717
Total
$ — $ 1,047
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,240,162
Investments, at fair value(>) ...........................................................................................................................................................
1,353,459
Cash ............................................................................................................................................................................................... 5,985
Receivables:
Dividends and interest ....................................................................................................................................................... 16,229
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 5,182
From broker(a) ................................................................................................................................................................... 389
Investments matured (x) ...................................................................................................................................................... 413
Variation margin on futures contracts ................................................................................................................................. 607
Prepaid expenses ........................................................................................................................................................................... 11
Total assets .................................................................................................................................................
1,382,276
Liabilities
Payables:
Due to broker ( b )( c ) ............................................................................................................................................................ 141
Investments purchased ...................................................................................................................................................... 3,240
Fund shares redeemed ....................................................................................................................................................... 381
Accrued fees to affiliates .................................................................................................................................................... 642
Other accrued expenses ..................................................................................................................................................... 127
Total liabilities .............................................................................................................................................
4,531
Net Assets ............................................................................................................................................................
$ 1,377,745

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 94,297
Shares of beneficial interest ...........................................................................................................................................................
1,217
Additional paid-in capital ..............................................................................................................................................................
1,282,231
Net Assets ............................................................................................................................................................
$ 1,377,745
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.31
Maximum offering price per share (Net as set value plus sales charge of 3 .75%): Class A ......................................................... $ 1 1 . 75
Class A — Net assets ............................................................................................................................................................. $ 21,065,010
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,862,166
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.29
Class C — Net assets ............................................................................................................................................................. $ 5,126,898
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 454,022
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.32
Class M — Net assets ............................................................................................................................................................ $ 364,687,707
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 32,222,818
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.32
Class S — Net assets ............................................................................................................................................................. $ 986,865,434
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 87,156,101
Amounts in thousands
(x)     Investments matured - cost $ 327
(>)     Investments in affiliates, U.S. Cash Management Fund $ 27,927
(a)     Receivable from Broker for Futures $ 389
(b)     Due to Broker for Futures $ 127
(c)     Due to Broker for Swaps $ 14
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 7
Interest .............................................................................................................................................................................. 22,811
Total investment income ...............................................................................................................................................................
22,818
Expenses
Advisory fees .................................................................................................................................................................... 3,111
Administrative fees ........................................................................................................................................................... 301
Custodian fees ................................................................................................................................................................... 58
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 16
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class M ............................................................................................................................................ 300
Transfer agent fees - Class S ............................................................................................................................................. 924
Professional fees ............................................................................................................................................................... 76
Registration fees ............................................................................................................................................................... 65
Shareholder servicing fees - Class C ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ...................................................................................................................................................................... 42
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 4,974
Expense reductions ........................................................................................................................................................... (1,102)
Net expenses .................................................................................................................................................................................
3,872
Net investment income (loss) ........................................................................................................................................................
18,946
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 897
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 969
Total return swap contracts ............................................................................................................................................... (288)
Interest rate swap contracts ............................................................................................................................................... (49)
Net realized gain (loss) ..................................................................................................................................................................
1,528
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 67,749
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 330
Interest rate swap contracts ............................................................................................................................................... 717
Investment matured .......................................................................................................................................................... 86
Net change in unrealized appreciation (depreciation) ................................................................................................................... 68,883
Net realized and unrealized gain (loss) ......................................................................................................................................... 70,411
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 89,357

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 18,946 $ 28,865
Net realized gain (loss) ...................................................................................................................... 1,528 (10,775)
Net change in unrealized appreciation (depreciation) ....................................................................... 68,883 (14,752)
Net increase (decrease) in net assets from operations ............................................................................. 89,357 3,338
Distributions
To shareholders
Class A .......................................................................................................................................... (243) (255)
Class C .......................................................................................................................................... (51) (91)
Class E(1) ...................................................................................................................................... — (1)
Class M ......................................................................................................................................... (4,997) (6,111)
Class S ........................................................................................................................................... (15,329) (29,623)
Net decrease in net assets from distributions .......................................................................................... (20,620) (36,081)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 168,010 226,441
Total Net Increase (Decrease) in Net Assets ..........................................................................
236,747 193,698
Net Assets
Beginning of period .................................................................................................................................
1,140,998 947,300
End of period ..........................................................................................................................................
$ 1,377,745 $ 1,140,998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
**      Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 847 $ 9,411 727 $ 7,802
Proceeds from reinvestment of distributions 22 241 24 254
Payments for shares redeemed (91) (1,007) (130) (1,367)
Net increase (decrease)
778 8,645 621 6,689
Class C
Proceeds from shares sold 120 1,342 183 1,954
Proceeds from reinvestment of distributions 5 51 9 91
Payments for shares redeemed (42) (466) (113) (1,203)
Net increase (decrease)
83 927 79 842
Class E(1)
Proceeds from reinvestment of distributions — — — ** 1
Payments for shares redeemed — — (4) (43)
Net increase (decrease)
— — (4) (42)
Class M
Proceeds from shares sold 14,387 158,990 9,905 105,595
Proceeds from reinvestment of distributions 452 4,993 573 6,1 10
Payments for shares redeemed (1,689) (18,791) (4,868) (50,548)
Net increase (decrease)
13,150 145,192 5,610 61,15 7
Class S
Proceeds from shares sold 14,925 166,395 34,768 372,827
Proceeds from reinvestment of distributions 1,387 15,302 2,773 29,580
Payments for shares redeemed (15,259) (168,451) (23,303) (244,612)
Net increase (decrease)
1,053 13,246 14,238 157,795
Total increase (decrease)
15,064 $ 168,010 20,54 4 $ 226,4 41
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 10.69 .15 .64 .79 (.17) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
October 31, 2016 10.11 .38 .48 .86 (.38) (.01)
Class C
April 30, 2021* 10.67 .11 .64 .75 (.13) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
October 31, 2016 10.10 .30 .48 .78 (.31) (.01)
Class M
April 30, 2021* 10.70 .17 .64 .81 (.19) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(5) 10.13 .26 .24 .50 (.23) —
Class S
April 30, 2021* 10.70 .17 .6 3 .8 0 (.18) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04) .38 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)
October 31, 2016 10.11 .41 .48 .89 (.40) (.01)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.17) 11.31 7.46 21,065 1.05 .89 2.78 6
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.39) 10.58 8.59 1,980 1.13 .89 3.63 22
(.13) 11.29 6.97 5,127 1.79 1.64 2.03 6
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.32) 10.56 7.79 2,096 1.88 1.64 2.86 22
(.19) 11.32 7.62 364,688 .79 .54 3.1 4 6
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.18) 11.32 7.57 986,865 .79 .64 3.03 6
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,947 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71
(.41) 10.59 8.95 300,321 .88 .64 3.89 22

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 385,635
Administration fees 53,387
Distribution fees 7,195
Shareholder servicing fees 993
Transfer agent fees 192,049
Trustee fees 2,738
$ 641,997
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 14,129 $ 170,753 $ 156,955 $ (1) $ 1 $ 27,927 $ 7 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,246,861,120 $ 110,422,027 $ (3,218,443) $ 107,203,584

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Tax-Exempt Bond Fund 527
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,032.40 $ 1,020.78
Expenses Paid During Period* $ 4.08 $ 4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,028.20 $ 1,017.26
Expenses Paid During Period* $ 7.64 $ 7.60
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,034.60 $ 1,022.71
Expenses Paid During Period* $ 2.12 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
528 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,033.60 $ 1,022.22
Expenses Paid During Period* $ 2.62 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 94.5%
Alabama - 1.4%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000 01/01/33 177
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000 01/01/34 235
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000 01/01/36 349
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000 01/01/38 614
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000 01/01/39 439
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000 09/01/28 2,171
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000 06/01/31 1,232
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000 07/01/28 898
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000 07/01/29 989
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000 07/01/37 1,193
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000 07/01/39 830
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000 07/01/40 710
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000 06/01/32 2,318
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000 08/01/27 2,110
City of Montgomery General Obligation Unlimited
500 4.000 12/01/35 613
City of Montgomery General Obligation Unlimited
500 4.000 12/01/37 608
County of Jefferson Sewer Revenue Bonds
2,230 5.000 10/01/22 2,385
County of Jefferson Sewer Revenue Bonds
(µ) 585 5.500 10/01/53 659
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000 12/01/26 516
Homewood Educational Building Authority Revenue Bonds
(µ)(ae) 2,750 5.000 12/01/41 2,957
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/30 1,109
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/31 1,109
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000 03/01/32 1,500
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000 12/01/31 9,200
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000 08/01/39 2,555
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000 11/01/37 1,787
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000 11/01/38 1,872
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000 06/01/24 838
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 0.966 06/01/49 2,015
University of South Alabama Revenue Bonds
(µ) 1,530 5.000 11/01/24 1,770
University of South Alabama Revenue Bonds
(µ) 1,695 5.000 11/01/25 2,022
University of South Alabama Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,232
University of South Alabama Revenue Bonds
(µ) 715 5.000 10/01/32 878
University of South Alabama Revenue Bonds
(µ) 325 5.000 10/01/36 396
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/28 248
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/29 253
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/30 257
University of West Alabama Revenue Bonds
(µ) 300 4.000 01/01/33 352
University of West Alabama Revenue Bonds
(µ) 330 4.000 01/01/34 385
University of West Alabama Revenue Bonds
(µ) 430 4.000 01/01/35 500
University of West Alabama Revenue Bonds
(µ) 450 4.000 01/01/36 522
University of West Alabama Revenue Bonds
(µ) 250 4.000 01/01/38 288
University of West Alabama Revenue Bonds
(µ) 380 4.000 01/01/39 437
53,528
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000 04/01/25 1,261

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000 06/01/28 908
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000 06/01/33 540
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000 12/01/26 195
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000 12/01/27 792
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000 12/01/28 375
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000 12/01/29 387
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000 12/01/30 275
City of Valdez Revenue Bonds
(~)(Ê) 2,200 0.150 05/01/31 2,200
Northern Tobacco Securitization Corp. Revenue Bonds
350 5.000 06/01/32 356
7,289
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 1.770 01/01/37 6,655
Arizona Industrial Development Authority Revenue Bonds
490 5.000 05/01/27 537
Arizona Industrial Development Authority Revenue Bonds
270 5.000 05/01/28 297
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000 11/01/28 1,498
Arizona Industrial Development Authority Revenue Bonds
(Þ) 265 3.000 12/15/31 275
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000 11/01/32 1,823
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000 11/01/35 1,354
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000 11/01/37 1,285
Arizona Industrial Development Authority Revenue Bonds
750 4.000 11/01/39 877
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/39 1,218
Arizona Industrial Development Authority Revenue Bonds
800 4.000 11/01/40 933
Arizona Industrial Development Authority Revenue Bonds
120 5.000 01/01/43 122
Arizona Industrial Development Authority Revenue Bonds
225 5.000 11/01/44 271
Arizona Industrial Development Authority Revenue Bonds
500 4.500 01/01/49 464
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/54 276
Arizona Transportation Board Revenue Bonds
2,735 5.000 07/01/25 3,130
City of Glendale Excise Tax Revenue Bonds
2,505 5.000 07/01/29 3,095
City of Glendale Excise Tax Revenue Bonds
2,025 5.000 07/01/32 2,479
County of Pinal Revenue Bonds
1,775 5.000 08/01/25 2,028
Entertainment Center Community Facilities District Revenue Bonds
3,376 4.000 07/01/37 3,426
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000 07/15/36 968
La Paz County Industrial Development Authority Revenue Bonds
50 4.000 02/15/41 56
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000 09/01/30 1,083
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000 09/01/31 1,269
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000 09/01/32 1,168
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000 09/01/33 1,007
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(ae)(Ê) 1,890 0.450 01/01/35 1,887
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000 01/01/41 695
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000 07/01/29 403
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000 07/01/30 310
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000 07/01/28 155
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000 07/01/29 264
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000 07/01/30 935

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000 01/01/36 2,435
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250 12/01/24 1,257
Salt Verde Financial Corp. Revenue Bonds
800 5.000 12/01/37 1,124
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000 06/01/27 482
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000 06/01/28 441
Tempe Industrial Development Authority Revenue Bonds
(Þ) 2,975 4.000 10/01/23 2,976
Town of Marana Revenue Bonds
1,485 5.000 07/01/28 1,628
52,586
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds
955 4.000 06/01/35 1,118
Batesville Public Facilities Board Revenue Bonds
150 5.000 06/01/21 150
Batesville Public Facilities Board Revenue Bonds
70 5.000 06/01/22 72
Batesville Public Facilities Board Revenue Bonds
95 5.000 06/01/23 101
Batesville Public Facilities Board Revenue Bonds
140 5.000 06/01/24 151
Batesville Public Facilities Board Revenue Bonds
165 5.000 06/01/25 180
Batesville Public Facilities Board Revenue Bonds
230 5.000 06/01/26 254
Batesville Public Facilities Board Revenue Bonds
225 5.000 06/01/27 251
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000 10/01/31 4,467
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/36 673
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/37 671
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000 12/01/30 579
City of Sherwood Sales & Use Tax Revenue Bonds
805 3.050 12/01/43 834
County of Pulaski Revenue Bonds
1,000 5.000 03/01/29 1,204
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000 03/01/33 1,083
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000 03/01/36 1,614
University of Central Arkansas Revenue Bonds
(µ) 400 3.250 11/01/33 426
University of Central Arkansas Revenue Bonds
(µ) 325 5.000 11/01/36 381
14,209
California - 7.3%
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/28 609
Beaumont Financing Authority Special Tax
995 5.000 09/01/45 1,118
Brea Redevelopment Agency Tax Allocation
600 5.000 08/01/32 742
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000 09/02/29 1,141
Brentwood Union School District General Obligation Unlimited
200 5.000 08/01/32 243
Brentwood Union School District General Obligation Unlimited
250 5.000 08/01/33 303
California County Tobacco Securitization Agency Revenue Bonds
100 4.000 06/01/49 112
California Educational Facilities Authority Revenue Bonds
200 5.000 10/01/27 253
California Educational Facilities Authority Revenue Bonds
445 5.000 10/01/32 561
California Educational Facilities Authority Revenue Bonds
800 5.000 10/01/35 998
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/26 1,201
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000 02/01/27 1,562
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000 02/01/28 1,652
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 11/15/29 1,055
California Health Facilities Financing Authority Revenue Bonds
365 5.000 08/15/32 438
California Health Facilities Financing Authority Revenue Bonds
600 5.000 08/15/33 719
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000 08/15/35 1,909
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000 11/01/26 394
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000 11/01/27 170

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000 11/01/32 373
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000 11/01/33 505
California Municipal Finance Authority Revenue Bonds
1,825 2.000 07/01/24 1,826
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/26 121
California Municipal Finance Authority Revenue Bonds
690 5.000 08/15/27 862
California Municipal Finance Authority Revenue Bonds
250 5.000 10/01/27 310
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/29 283
California Municipal Finance Authority Revenue Bonds
11,100 5.000 05/15/30 13,732
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/30 125
California Municipal Finance Authority Revenue Bonds
350 5.000 01/01/31 444
California Municipal Finance Authority Revenue Bonds
75 4.000 07/01/31 87
California Municipal Finance Authority Revenue Bonds
800 5.000 08/15/32 988
California Municipal Finance Authority Revenue Bonds
1,200 5.000 08/15/34 1,476
California Municipal Finance Authority Revenue Bonds
250 4.000 07/01/41 285
California Public Finance Authority Revenue Bonds
400 4.000 10/15/27 466
California Public Finance Authority Revenue Bonds
360 4.000 10/15/28 423
California Public Finance Authority Revenue Bonds
(~)(Ê) 680 4.000 10/15/51 821
California Public Works Board Revenue Bonds
650 4.000 05/01/36 801
California Public Works Board Revenue Bonds
500 4.000 05/01/37 614
California School Finance Authority Revenue Bonds
(Þ) 260 2.000 10/01/23 266
California School Finance Authority Revenue Bonds
(Þ) 295 2.000 10/01/26 304
California School Finance Authority Revenue Bonds
(Þ) 215 3.000 10/01/31 232
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000 05/15/23 1,609
California Statewide Communities Development Authority Revenue Bonds
575 4.000 09/02/23 612
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 6,500 0.090 05/15/24 6,500
California Statewide Communities Development Authority Revenue Bonds
500 4.000 09/02/26 553
California Statewide Communities Development Authority Revenue Bonds
400 4.000 09/02/27 445
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500 11/01/27 2,857
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000 12/01/27 426
California Statewide Communities Development Authority Revenue Bonds
300 4.000 09/02/28 336
California Statewide Communities Development Authority Revenue Bonds
275 5.000 04/01/30 326
California Statewide Communities Development Authority Revenue Bonds
300 4.000 09/02/30 338
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125 11/01/33 3,460
California Statewide Communities Development Authority Revenue Bonds
900 5.000 08/01/34 973
California Statewide Communities Development Authority Revenue Bonds
625 4.000 09/01/41 716
California Statewide Communities Development Authority Revenue Bonds
825 5.000 04/01/47 944
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000 09/01/38 471
Chula Vista Community Facilities District Special Tax
880 4.000 09/01/36 994
Chula Vista Community Facilities District Special Tax
770 4.000 09/01/41 860
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/33 558
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/34 557
City of Calimesa California Special Tax
415 4.000 09/01/37 471
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000 08/01/28 1,574
City of Lemoore Water Revenue Bonds
(µ) 230 5.000 06/01/33 286
City of Lemoore Water Revenue Bonds
(µ) 500 5.000 06/01/38 611
City of Lemoore Water Revenue Bonds
(µ) 600 5.000 06/01/39 738
City of Los Angeles Department of Airports Revenue Bonds
725 5.000 05/15/28 855
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000 05/15/38 1,988

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000 05/15/39 1,982
City of Roseville Special Tax
5 3.000 09/01/22 5
City of Roseville Special Tax
10 4.000 09/01/24 11
City of Roseville Special Tax
10 4.000 09/01/26 11
City of Roseville Special Tax
10 5.000 09/01/30 12
City of Roseville Special Tax
25 4.000 09/01/32 28
City of Roseville Special Tax
30 4.000 09/01/34 34
City of Roseville Special Tax
35 4.000 09/01/36 39
City of Roseville Special Tax
40 4.000 09/01/38 45
City of Roseville Special Tax
45 4.000 09/01/40 50
City of Sacramento Special Tax
125 4.000 09/01/41 141
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000 07/01/31 3,153
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000 06/01/32 848
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000 06/01/30 1,459
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000 06/01/31 2,328
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000 06/01/32 2,150
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000 08/01/39 3,994
County of San Diego Special Tax
185 4.000 09/01/45 204
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000 09/01/28 1,368
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000 09/01/29 492
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000 09/01/32 944
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000 09/01/33 666
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000 08/01/34 141
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000 06/01/28 4,529
Golden State Tobacco Securitization Corp. Revenue Bonds
11,175 5.000 06/01/31 13,748
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000 06/01/32 13,100
Golden State Tobacco Securitization Corp. Revenue Bonds
4,300 5.000 06/01/34 5,219
Grossmont- Cuyamaca Community College District General Obligation Unlimited
425 5.000 08/01/34 541
Grossmont- Cuyamaca Community College District General Obligation Unlimited
500 5.000 08/01/35 635
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,000 5.000 08/01/36 1,267
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,125 5.000 08/01/37 1,422
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000 08/01/40 447
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds
(µ) 1,000 5.000 06/01/36 1,202
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000 08/15/29 960
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000 08/15/30 513
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000 08/15/31 2,282
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000 08/15/32 1,998
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000 08/15/33 1,349
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000 05/01/33 1,224
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000 08/01/26 292
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000 08/01/28 407
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000 08/01/30 492
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000 08/01/31 964
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000 08/01/32 414
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/33 598
Irvine Unified School District Special Tax
60 5.000 09/01/30 79
Irvine Unified School District Special Tax
50 5.000 09/01/32 65
Irvine Unified School District Special Tax
60 5.000 09/01/34 77

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Irvine Unified School District Special Tax
75 5.000 09/01/36 96
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000 10/01/34 955
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000 10/01/35 1,893
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000 08/01/33 1,651
Los Angeles Community College District General Obligation Unlimited
1,890 4.000 08/01/37 2,198
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 06/01/37 3,303
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769 08/01/31 445
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943 08/01/32 376
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113 08/01/33 491
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256 08/01/34 431
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381 08/01/35 513
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478 08/01/36 617
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000 06/01/32 570
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000 09/01/36 2,868
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon 08/01/31 4,567
Napa Valley Unified School District General Obligation Unlimited
(µ) 2,235 4.000 08/01/44 2,562
Norman Y. Mineta San Jose International Airport Revenue Bonds
(µ) 2,505 4.000 03/01/34 3,105
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000 08/01/34 1,163
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000 06/01/34 875
Oxnard School District General Obligation Unlimited
(µ) 810 5.250 08/01/28 967
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000 10/01/29 439
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000 10/01/30 229
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000 10/01/31 482
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000 10/01/32 499
Palomar Health General Obligation Unlimited
2,230 5.000 08/01/29 2,629
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845 08/01/34 981
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000 08/01/38 822
Rio Vista Public Financing Authority Special Tax
275 5.000 09/01/27 332
Rio Vista Public Financing Authority Special Tax
235 5.000 09/01/29 282
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000 11/01/32 652
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000 11/01/35 495
Riverside County Community Facilities Districts Special Tax
(µ) 1,300 4.000 09/01/40 1,546
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000 10/01/27 2,690
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000 10/01/28 1,181
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000 10/01/30 1,354
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon 10/01/28 573
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon 10/01/37 1,144
Riverside Unified School District Special Tax
25 4.000 09/01/27 29
Riverside Unified School District Special Tax
30 4.000 09/01/28 35
Riverside Unified School District Special Tax
30 4.000 09/01/29 35
Riverside Unified School District Special Tax
30 4.000 09/01/30 34
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000 06/01/25 401
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000 06/01/26 298
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125 06/01/27 361
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125 06/01/35 1,007
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 600 0.785 06/01/34 584
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622 07/01/34 1,909
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775 07/01/36 1,111

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835 07/01/37 1,791
San Francisco City & County Public Utilities Commission Water Revenue Bonds
(ae) 2,685 5.000 11/01/27 2,750
San Jacinto Unified School District Financing Authority Special Tax
100 5.000 09/01/36 118
San Jacinto Unified School District Financing Authority Special Tax
250 5.000 09/01/44 290
San Jacinto Unified School District Financing Authority Special Tax
375 5.000 09/01/49 434
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000 08/01/34 534
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000 08/01/39 940
San Ysidro School District Certificate Of Participation
(µ) 1,175 5.000 09/01/28 1,379
San Ysidro School District General Obligation Unlimited
(µ) 1,000 Zero coupon 08/01/41 639
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000 08/01/31 653
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000 08/01/33 962
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000 08/01/34 1,573
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/31 592
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/32 589
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000 04/01/29 1,262
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000 04/01/31 1,032
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000 04/01/32 803
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000 04/01/33 1,676
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000 04/01/34 1,750
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000 04/01/35 1,839
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000 04/01/36 2,592
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000 08/01/35 1,331
South Orange County Public Financing Authority Special Assessment
1,500 5.000 08/15/28 1,862
South Orange County Public Financing Authority Special Assessment
900 5.000 08/15/29 929
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000 08/15/30 861
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000 08/15/31 470
State of California General Obligation Unlimited
1,250 5.000 04/01/24 1,425
State of California General Obligation Unlimited
1,600 5.000 04/01/25 1,893
State of California General Obligation Unlimited
7,095 5.000 11/01/25 7,938
State of California General Obligation Unlimited
5,760 5.000 03/01/26 6,788
State of California General Obligation Unlimited
2,350 5.000 04/01/26 2,872
State of California General Obligation Unlimited
2,350 5.000 04/01/27 2,948
State of California General Obligation Unlimited
2,575 5.000 10/01/27 3,130
State of California General Obligation Unlimited
(ae) 2,500 5.250 09/01/28 2,542
State of California General Obligation Unlimited
450 5.000 02/01/31 466
Stockton Community Facilities District Special Tax
55 2.000 09/01/24 57
Stockton Community Facilities District Special Tax
60 2.250 09/01/26 63
Stockton Community Facilities District Special Tax
60 2.375 09/01/28 64
Stockton Community Facilities District Special Tax
70 2.750 09/01/31 73
Stockton Community Facilities District Special Tax
70 3.000 09/01/33 74
Stockton Community Facilities District Special Tax
75 3.000 09/01/34 79
Stockton Community Facilities District Special Tax
50 3.000 09/01/35 53
Stockton Community Facilities District Special Tax
155 3.125 09/01/37 164
Stockton Community Facilities District Special Tax
130 3.125 09/01/39 137
Stockton Community Facilities District Special Tax
155 3.250 09/01/41 163
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000 10/01/30 1,970

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Public Financing Authority Water Revenue Bonds
(µ) 270 5.000 10/01/31 339
The Apple Valley Public Financing Authority Tax Allocation
(µ) 500 4.000 06/01/31 613
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/26 158
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000 06/01/27 218
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/28 166
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/29 332
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/32 330
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/34 167
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000 06/01/35 83
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/36 166
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/39 164
Tobacco Settlement Financing Corp. Revenue Bonds
200 4.000 06/01/49 228
Transbay Joint Powers Authority Tax Allocation
170 5.000 10/01/28 215
Transbay Joint Powers Authority Tax Allocation
80 5.000 10/01/29 103
Transbay Joint Powers Authority Tax Allocation
65 5.000 10/01/30 84
Transbay Joint Powers Authority Tax Allocation
140 5.000 10/01/31 180
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/33 153
Transbay Joint Powers Authority Tax Allocation
85 5.000 10/01/35 108
Transbay Joint Powers Authority Tax Allocation
95 5.000 10/01/36 120
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/37 151
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/38 151
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/39 150
Transbay Joint Powers Authority Tax Allocation
130 5.000 10/01/40 163
Vallecito Union School District General Obligation Unlimited
3,250 1.395 08/01/22 3,237
Watereuse Finance Authority Revenue Bonds
1,230 5.500 05/01/36 1,410
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000 11/01/40 1,151
269,181
Colorado - 2.8%
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/27 1,203
Arkansas River Power Authority Revenue Bonds
1,200 5.000 10/01/28 1,467
Arkansas River Power Authority Revenue Bonds
1,005 5.000 10/01/29 1,221
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/30 1,206
BNC Metropolitan District No. 1 General Obligation Unlimited
(µ) 360 5.000 12/01/32 436
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
486 4.000 12/01/27 513
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,242
City & County of Denver Airport System Revenue Bonds
2,065 5.000 11/15/25 2,214
City & County of Denver Airport System Revenue Bonds
(~)(ae)(Ê) 1,245 5.000 11/15/31 1,334
City & County of Denver Airport System Revenue Bonds
1,585 5.000 11/15/32 2,104
City & County of Denver General Obligation Unlimited
1,030 5.000 08/01/32 1,386
City of Grand Junction Revenue Bonds
300 4.000 03/01/34 362
City of Grand Junction Revenue Bonds
365 4.000 03/01/35 439
City of Grand Junction Revenue Bonds
1,715 4.000 03/01/37 2,052
City of Grand Junction Revenue Bonds
650 4.000 03/01/38 776
City of Grand Junction Revenue Bonds
1,000 4.000 03/01/39 1,190
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000 08/15/30 1,121
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000 12/01/31 955
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/54 82
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000 11/01/25 2,659

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000 09/01/30 1,729
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000 08/01/32 4,981
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000 08/01/33 4,141
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000 08/01/34 3,296
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000 08/01/35 4,883
Colorado Health Facilities Authority Revenue Bonds
200 4.000 01/01/36 238
Colorado Health Facilities Authority Revenue Bonds
360 5.000 08/01/36 452
Colorado Health Facilities Authority Revenue Bonds
145 5.000 08/01/37 181
Colorado Health Facilities Authority Revenue Bonds
215 5.000 08/01/38 268
Colorado Health Facilities Authority Revenue Bonds
460 5.000 08/01/39 573
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 2,610 2.800 05/15/42 2,705
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 795 5.000 08/01/49 953
Colorado Housing & Finance Authority Revenue Bonds
1,820 4.250 11/01/49 2,047
Colorado Mesa University Revenue Bonds
2,260 5.000 05/15/31 2,918
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000 12/01/32 463
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000 12/01/33 338
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 750 4.000 12/01/37 892
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000 12/01/38 1,422
Denver Health & Hospital Authority Certificates of Participation
730 5.000 12/01/23 812
Denver Health & Hospital Authority Revenue Bonds
120 5.000 12/01/30 154
Denver Health & Hospital Authority Revenue Bonds
220 5.000 12/01/31 282
Denver Health & Hospital Authority Revenue Bonds
475 5.000 12/01/32 607
Denver Health & Hospital Authority Revenue Bonds
295 4.250 12/01/33 316
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000 12/01/34 1,216
Denver Urban Renewal Authority Tax Allocation
1,775 5.000 12/01/21 1,824
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,600 5.250 12/01/39 1,756
Dominion Water & Sanitation District Revenue Bonds
4,930 5.250 12/01/27 5,146
E-470 Public Highway Authority Revenue Bonds
205 5.000 09/01/26 251
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/27 150
E-470 Public Highway Authority Revenue Bonds
(µ) 4,040 Zero coupon 09/01/28 3,656
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/28 153
E-470 Public Highway Authority Revenue Bonds
155 5.000 09/01/34 203
E-470 Public Highway Authority Revenue Bonds
150 5.000 09/01/35 196
E-470 Public Highway Authority Revenue Bonds
165 5.000 09/01/36 215
Eaton Area Park & Recreation District General Obligation Limited
470 5.500 12/01/30 509
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000 12/01/37 300
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000 12/01/38 269
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000 12/01/47 1,394
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250 12/01/34 1,191
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250 12/01/35 590
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250 12/01/37 2,983
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000 12/01/35 611
Lewis Pointe Metropolitan District General Obligation Limited
(µ) 240 4.000 12/01/26 281
Park Creek Metropolitan District Revenue Bonds
1,000 5.000 12/01/26 1,187
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000 12/01/28 1,398
Park Creek Metropolitan District Revenue Bonds
365 5.000 12/01/34 426
Park Creek Metropolitan District Revenue Bonds
500 5.000 12/01/37 581
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000 12/01/33 1,598

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000 12/01/34 1,682
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250 11/15/28 1,256
Regional Transportation District Certificate Of Participation
6,725 5.000 06/01/27 7,334
Regional Transportation District Revenue Bonds
30 5.000 07/15/26 36
Regional Transportation District Revenue Bonds
55 5.000 01/15/27 67
Regional Transportation District Revenue Bonds
55 5.000 07/15/27 68
Regional Transportation District Revenue Bonds
60 5.000 01/15/28 75
Regional Transportation District Revenue Bonds
1,465 4.000 07/15/35 1,754
Regional Transportation District Revenue Bonds
750 4.000 07/15/36 895
Regional Transportation District Revenue Bonds
1,150 3.000 07/15/37 1,220
Regional Transportation District Revenue Bonds
500 4.000 07/15/38 593
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/37 535
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000 12/01/38 780
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/29 146
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/30 146
103,366
Connecticut - 2.3%
City of Bridgeport General Obligation Unlimited
1,345 5.000 08/15/27 1,655
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000 07/01/29 1,088
City of Bridgeport General Obligation Unlimited
1,640 5.000 11/01/33 1,991
City of Bridgeport General Obligation Unlimited
700 5.000 11/01/34 848
City of Hartford General Obligation Unlimited
(µ) 205 5.000 08/15/22 217
City of Hartford General Obligation Unlimited
2,515 5.000 04/01/24 2,737
City of Hartford General Obligation Unlimited
(µ) 250 5.000 07/01/25 296
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000 07/01/31 2,577
City of Hartford General Obligation Unlimited
725 4.000 04/01/32 762
City of Hartford General Obligation Unlimited
(µ) 370 4.000 07/15/33 414
City of Hartford General Obligation Unlimited
(µ) 180 4.000 07/01/34 201
City of New Haven General Obligation Unlimited
(µ) 575 5.000 08/01/21 582
City of New Haven General Obligation Unlimited
150 5.000 08/01/26 179
City of New Haven General Obligation Unlimited
300 5.000 08/01/27 365
City of New Haven General Obligation Unlimited
450 5.000 08/01/28 559
City of New Haven General Obligation Unlimited
250 5.500 08/01/29 316
City of New Haven General Obligation Unlimited
(µ) 450 5.000 02/01/30 591
City of New Haven General Obligation Unlimited
150 5.500 08/01/30 189
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000 09/01/30 2,226
City of New Haven General Obligation Unlimited
200 5.500 08/01/31 250
City of New Haven General Obligation Unlimited
200 5.500 08/01/32 250
City of New Haven General Obligation Unlimited
100 5.500 08/01/33 124
City of Waterbury General Obligation Unlimited
600 5.000 02/01/27 742
City of Waterbury General Obligation Unlimited
700 5.000 02/01/28 886
City of Waterbury General Obligation Unlimited
750 5.000 02/01/34 971
City of West Haven General Obligation Unlimited
810 4.000 11/01/21 822
City of West Haven General Obligation Unlimited
200 5.000 11/01/22 212
City of West Haven General Obligation Unlimited
1,070 5.000 11/01/23 1,173
City of West Haven General Obligation Unlimited
400 5.000 11/01/24 450
City of West Haven General Obligation Unlimited
400 5.000 11/01/25 460
City of West Haven General Obligation Unlimited
525 5.000 11/01/26 615
City of West Haven General Obligation Unlimited
435 5.000 11/01/27 517

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000 05/01/32 4,872
Connecticut Housing Finance Authority Revenue Bonds
3,565 4.250 05/15/42 3,938
Connecticut State Health & Educational Facilities Authority Revenue Bonds
600 5.000 07/01/24 665
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750 01/01/26 101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/26 1,158
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250 01/01/27 102
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/30 114
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 1,025 5.000 07/01/40 1,304
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 400 1.800 07/01/49 415
Metropolitan District General Obligation Unlimited
(µ) 630 5.000 11/01/30 762
State of Connecticut General Obligation Unlimited
675 5.000 06/15/27 849
State of Connecticut General Obligation Unlimited
9,860 5.000 04/15/28 12,654
State of Connecticut General Obligation Unlimited
245 5.000 06/15/28 316
State of Connecticut General Obligation Unlimited
5,500 5.000 03/15/29 6,584
State of Connecticut General Obligation Unlimited
275 5.000 06/15/29 351
State of Connecticut General Obligation Unlimited
2,000 3.000 01/15/32 2,272
State of Connecticut General Obligation Unlimited
60 5.000 06/15/32 76
State of Connecticut General Obligation Unlimited
1,000 5.000 04/15/34 1,279
State of Connecticut Special Tax Revenue Bonds
4,485 5.000 10/01/25 4,990
State of Connecticut Special Tax Revenue Bonds
2,070 4.000 05/01/38 2,506
State of Connecticut Special Tax Revenue Bonds
4,600 4.000 05/01/39 5,552
Town of Bethel General Obligation Unlimited
100 5.000 11/15/23 107
Town of Hamden General Obligation Unlimited
(µ) 400 5.000 08/15/29 498
University of Connecticut Revenue Bonds
(µ) 1,585 5.000 03/15/29 1,900
University of Connecticut Revenue Bonds
(µ) 665 5.000 04/15/29 840
University of Connecticut Revenue Bonds
(µ) 3,455 5.000 01/15/36 4,137
83,607
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000 10/01/26 6,014
Delaware Municipal Electric Corp. (The) Revenue Bonds
250 5.000 07/01/32 335
Delaware Municipal Electric Corp. (The) Revenue Bonds
340 4.000 07/01/36 410
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000 10/01/38 418
Delaware State Economic Development Authority Revenue Bonds
75 4.000 08/01/29 82
Delaware State Economic Development Authority Revenue Bonds
100 5.000 08/01/39 115
Delaware State Health Facilities Authority Revenue Bonds
800 5.000 07/01/29 997
Delaware State Health Facilities Authority Revenue Bonds
600 5.000 06/01/30 740
Town of Bridgeville Special Tax
75 4.000 07/01/23 79
Town of Bridgeville Special Tax
75 4.000 07/01/24 81
Town of Bridgeville Special Tax
100 4.000 07/01/25 109
Town of Bridgeville Special Tax
100 4.000 07/01/26 111
Town of Bridgeville Special Tax
100 4.000 07/01/27 112
Town of Bridgeville Special Tax
300 4.000 07/01/30 332
9,935
District of Columbia - 0.9%
District of Columbia Revenue Bonds
2,240 5.000 12/01/28 2,301
District of Columbia Revenue Bonds
4,500 5.000 12/01/33 5,817
District of Columbia Revenue Bonds
5,750 5.000 12/01/34 7,414
District of Columbia Revenue Bonds
2,000 5.000 06/01/36 2,303

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds
1,905 5.000 06/01/40 2,245
District of Columbia Revenue Bonds
(Þ) 250 5.000 06/01/41 288
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(ae)(Ê) 935 1.750 10/01/54 976
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/31 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/33 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/34 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/35 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 1,000 Zero coupon 10/01/36 729
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000 10/01/36 308
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/37 185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/38 184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000 10/01/39 276
Metropolitan Washington Airports Authority Revenue Bonds
1,555 5.000 10/01/29 2,060
Washington Metropolitan Area Transit Authority Revenue Bonds
5,000 5.000 07/15/35 6,581
32,413
Florida - 6.1%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250 05/01/36 1,083
AH at Turnpike South Community Development District Special Assessment
160 2.350 05/01/26 160
AH at Turnpike South Community Development District Special Assessment
185 3.000 05/01/31 187
AH at Turnpike South Community Development District Special Assessment
500 3.250 05/01/41 496
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750 05/01/25 1,306
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000 05/01/26 1,372
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125 05/01/27 1,430
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250 05/01/28 1,499
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500 05/01/32 1,536
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750 05/01/33 2,390
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000 05/01/38 3,144
Bonterra Community Development District Special Assessment
195 2.750 05/01/24 207
Bonterra Community Development District Special Assessment
215 3.250 05/01/27 238
Bonterra Community Development District Special Assessment
220 3.400 05/01/28 248
Bonterra Community Development District Special Assessment
720 3.625 05/01/31 805
Bonterra Community Development District Special Assessment
655 4.000 05/01/37 734
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500 01/01/35 132
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,000 5.250 12/01/43 1,149
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250 12/01/58 568
Celebration Pointe Community Development District Special Assessment
(Þ) 175 4.000 05/01/22 177
Central Florida Expressway Authority Revenue Bonds
(µ) 750 4.000 07/01/35 928
Central Florida Expressway Authority Revenue Bonds
(µ) 1,750 4.000 07/01/38 2,140
Central Florida Expressway Authority Revenue Bonds
(µ) 500 4.000 07/01/39 610
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/27 135
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/28 135
Century Gardens at Tamiami Community Development District Special Assessment
443 3.500 05/01/31 475
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000 05/01/31 144
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000 11/01/33 731
Century Gardens at Tamiami Community Development District Special Assessment
1,036 4.000 05/01/37 1,118
Chapel Crossings Community Development District Special Assessment
100 3.200 05/01/30 103
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000 06/01/22 7,773
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000 11/15/23 275
City of Fort Myers Utility System Revenue Bonds
(µ) 425 5.000 10/01/21 433

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000 07/01/32 1,715
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000 09/01/32 467
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000 09/01/33 2,071
City of North Port Special Assessment
(µ)(ae) 1,135 5.000 07/01/26 1,254
City of Tallahassee Revenue Bonds
500 5.000 12/01/27 586
City of Tallahassee Revenue Bonds
650 5.000 12/01/28 758
City of Tampa Revenue Bonds
720 5.000 07/01/32 938
City of Tampa Revenue Bonds
725 5.000 07/01/33 940
City of Tampa Revenue Bonds
1,325 4.000 07/01/38 1,558
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359 05/01/28 2,375
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630 05/01/33 3,148
Corkscrew Farms Community Development District Special Assessment
(Þ) 45 3.750 11/01/23 46
Corkscrew Farms Community Development District Special Assessment
(Þ) 200 4.500 11/01/28 217
Country Greens Community Development District Special Assessment
130 2.500 05/01/22 132
Country Greens Community Development District Special Assessment
105 2.750 05/01/23 109
Country Greens Community Development District Special Assessment
100 4.000 05/01/34 110
County of Broward Airport System Revenue Bonds
(ae) 145 5.000 10/01/37 155
County of Broward Port Facilities Revenue Bonds
1,005 5.000 09/01/37 1,278
County of Broward Port Facilities Revenue Bonds
1,050 5.000 09/01/38 1,330
County of Miami-Dade Aviation Revenue Bonds
600 4.000 10/01/34 725
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/35 1,927
County of Miami-Dade Aviation Revenue Bonds
3,000 4.000 10/01/36 3,602
County of Miami-Dade Aviation Revenue Bonds
4,500 4.000 10/01/37 5,385
County of Miami-Dade Aviation Revenue Bonds
500 4.000 10/01/38 597
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/39 1,905
County of Miami-Dade Aviation Revenue Bonds
2,000 4.000 10/01/40 2,375
County of Miami-Dade Revenue Bonds
3,000 5.000 10/01/28 3,206
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233 10/01/35 2,813
County of Miami-Dade Water & Sewer System Revenue Bonds
775 4.000 10/01/34 958
County of Miami-Dade Water & Sewer System Revenue Bonds
750 4.000 10/01/35 925
County of Miami-Dade Water & Sewer System Revenue Bonds
1,250 4.000 10/01/38 1,526
County of Osceola Transportation Revenue Bonds
400 5.000 10/01/32 514
County of Osceola Transportation Revenue Bonds
350 5.000 10/01/33 448
County of Osceola Transportation Revenue Bonds
250 5.000 10/01/34 319
County of Osceola Transportation Revenue Bonds
440 5.000 10/01/35 559
County of Osceola Transportation Revenue Bonds
600 5.000 10/01/36 759
County of Osceola Transportation Revenue Bonds
525 5.000 10/01/37 662
County of Osceola Transportation Revenue Bonds
790 5.000 10/01/38 992
Cypress Bluff Community Development District Special Assessment
800 3.625 05/01/40 832
Cypress Mill Community Development District Special Assessment
415 3.000 06/15/31 424
Deer Run Community Development District Special Assessment
1,230 5.400 05/01/39 1,380
DG Farms Community Development District Special Assessment
155 2.750 05/01/25 156
Downtown Doral South Community Development District Special Assessment
(Þ) 310 3.875 12/15/23 320
DW Bayview Community Development District Special Assessment
(Þ) 50 2.375 05/01/26 50
DW Bayview Community Development District Special Assessment
(Þ) 60 3.000 05/01/32 60
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000 05/01/25 36
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625 05/01/31 63
East Bonita Beach Road Community Development District Special Assessment
(Þ) 70 3.875 11/01/23 72

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375 11/01/29 371
East Nassau Stewardship District Special Assessment
190 2.400 05/01/26 190
East Nassau Stewardship District Special Assessment
240 3.000 05/01/31 239
Edgewater East Community Development District Special Assessment
50 2.500 05/01/26 50
Edgewater East Community Development District Special Assessment
100 3.100 05/01/31 102
Enbrook Community Development District Special Assessment
200 2.500 05/01/25 203
Epperson North Community Development District Special Assessment
135 2.500 05/01/26 136
Epperson North Community Development District Special Assessment
215 3.000 05/01/31 216
Escambia County Health Facilities Authority Revenue Bonds
360 5.000 08/15/31 462
Escambia County Health Facilities Authority Revenue Bonds
420 5.000 08/15/32 537
Escambia County Health Facilities Authority Revenue Bonds
355 5.000 08/15/33 453
Escambia County Health Facilities Authority Revenue Bonds
275 5.000 08/15/34 350
Escambia County Health Facilities Authority Revenue Bonds
375 5.000 08/15/35 476
Escambia County Health Facilities Authority Revenue Bonds
540 5.000 08/15/36 683
Escambia County Health Facilities Authority Revenue Bonds
720 5.000 08/15/37 908
Escambia County Health Facilities Authority Revenue Bonds
160 5.000 08/15/38 201
Escambia County Health Facilities Authority Revenue Bonds
475 5.000 08/15/40 594
Esplanade Lake Club Community Development District Special Assessment
115 3.250 11/01/25 118
Esplanade Lake Club Community Development District Special Assessment
200 4.000 11/01/40 212
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750 11/01/35 210
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/26 41
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/27 42
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/28 43
Florida Development Finance Corp. Revenue Bonds
30 5.000 04/01/29 38
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 12/15/29 112
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 12/15/34 119
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000 12/15/39 147
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125 06/01/40 253
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,314
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000 10/01/32 3,013
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000 10/01/33 2,089
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000 10/01/35 1,193
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 800 4.500 06/01/33 939
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 150 4.750 06/01/38 176
Florida Municipal Power Agency Revenue Bonds
4,690 5.000 10/01/28 5,740
Florida Municipal Power Agency Revenue Bonds
750 3.000 10/01/32 826
Florida Municipal Power Agency Revenue Bonds
700 3.000 10/01/33 769
Flow Way Community Development District Special Assessment
210 4.000 11/01/28 224
Flow Way Community Development District Special Assessment
200 4.875 11/01/37 216
Flow Way Community Development District Special Assessment
100 5.000 11/01/38 112
Forest Brooke Community Development District Special Assessment
45 3.000 11/01/21 45
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/23 52
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/24 53
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/25 112
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/26 112
Forest Brooke Community Development District Special Assessment
110 3.000 11/01/27 118
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/28 123

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/29 123
Forest Brooke Community Development District Special Assessment
1,000 3.000 11/01/39 1,038
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500 05/01/24 85
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250 05/01/32 580
Grande Pines Community Development District Special Assessment
800 3.200 05/01/31 809
Harbor Bay Community Development District Special Assessment
885 3.300 05/01/29 937
Harmony West Community Development District Special Assessment
(Þ) 255 4.125 05/01/24 262
Harmony West Community Development District Special Assessment
(Þ) 420 4.750 05/01/29 464
Harmony West Community Development District Special Assessment
(Þ) 620 5.100 05/01/38 722
Heritage Harbor North Community Development District Special Assessment
150 5.000 05/01/34 174
Hillcrest Community Development District Special Assessment
300 4.000 11/01/28 330
Hillcrest Community Development District Special Assessment
300 4.500 11/01/38 332
Hills Minneola Community Development District Special Assessment
(Þ) 220 3.000 05/01/25 224
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500 05/01/31 148
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000 08/01/45 13,631
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000 05/01/28 362
Kingman Gate Community Development District Special Assessment
(Þ) 200 2.500 06/15/26 201
Kingman Gate Community Development District Special Assessment
(Þ) 250 3.125 06/15/31 253
Lakeshore Ranch Community Development District Special Assessment
370 3.000 05/01/25 396
Lakeshore Ranch Community Development District Special Assessment
380 3.000 05/01/26 411
Lakeshore Ranch Community Development District Special Assessment
390 3.000 05/01/27 424
Lakeshore Ranch Community Development District Special Assessment
405 3.000 05/01/28 442
Lakeshore Ranch Community Development District Special Assessment
415 3.000 05/01/29 454
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000 05/01/35 2,820
Lakewood Ranch Stewardship District Special Assessment
100 2.500 05/01/25 101
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000 05/01/27 579
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000 05/01/30 603
Lakewood Ranch Stewardship District Special Assessment
310 3.125 05/01/30 321
Lakewood Ranch Stewardship District Special Assessment
100 3.200 05/01/30 104
Lee Memorial Health System Revenue Bonds
(~)(ae)(Ê) 2,300 5.000 04/01/33 2,718
Lucerne Park Community Development District Special Assessment
1,025 4.625 05/01/39 1,133
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750 11/01/29 590
Meadow Pointe III Community Development District Special Assessment
105 2.750 05/01/21 105
Meadow Pointe III Community Development District Special Assessment
110 3.250 05/01/23 115
Meadow Pointe IV Community Development District Special Assessment
105 2.625 05/01/21 105
Meadow Pointe IV Community Development District Special Assessment
105 2.750 05/01/22 106
Meadow Pointe IV Community Development District Special Assessment
110 3.200 05/01/23 115
Mediterranea Community Development District Special Assessment
260 4.250 05/01/29 293
Mediterranea Community Development District Special Assessment
1,130 4.750 05/01/37 1,262
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000 11/15/29 6,369
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000 07/01/30 1,136
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000 07/01/31 1,136
Midtown Miami Community Development District Special Assessment
100 5.000 05/01/29 105
Mitchell Ranch Community Development District Special Assessment
475 3.375 12/15/30 496
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625 11/01/29 590
North Dade Community Development District Special Assessment
81 3.000 05/01/21 81

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dade Community Development District Special Assessment
81 3.000 05/01/22 82
North Dade Community Development District Special Assessment
84 3.000 05/01/23 88
North Dade Community Development District Special Assessment
88 3.500 05/01/24 94
North Dade Community Development District Special Assessment
92 3.500 05/01/25 100
North Dade Community Development District Special Assessment
96 3.500 05/01/26 106
North Dade Community Development District Special Assessment
100 3.500 05/01/27 112
North Dade Community Development District Special Assessment
99 3.500 05/01/28 112
North Dade Community Development District Special Assessment
327 3.750 05/01/31 366
North Dade Community Development District Special Assessment
824 4.000 05/01/38 911
North Sumter County Utility Dependent District Revenue Bonds
3,725 5.000 10/01/43 4,683
Oak Creek Community Development District Special Assessment
165 3.000 05/01/21 165
Oak Creek Community Development District Special Assessment
170 3.300 05/01/22 173
Oak Creek Community Development District Special Assessment
180 3.500 05/01/23 189
Orange County Convention Center Revenue Bonds
3,605 5.000 10/01/31 4,363
Orlando Utilities Commission Revenue Bonds
(~)(Ê) 575 1.250 10/01/46 582
Palm Glades Community Development District Special Assessment
750 4.000 11/01/33 873
Parker Road Community Development District Special Assessment
250 3.100 05/01/25 254
Parker Road Community Development District Special Assessment
255 3.375 05/01/30 265
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500 05/01/25 522
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500 05/01/25 103
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000 05/01/26 113
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000 05/01/27 120
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000 05/01/28 127
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000 05/01/25 509
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000 05/01/27 571
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500 05/01/31 451
Portico Community Development District Special Assessment
25 3.250 05/01/31 26
Reedy Creek Improvement District General Obligation Limited
(ae) 5,000 5.000 06/01/25 5,504
Reedy Creek Improvement District General Obligation Limited
(ae) 4,870 5.000 06/01/26 5,361
River Glen Community Development District Special Assessment
509 3.000 05/01/34 534
River Glen Community Development District Special Assessment
686 3.000 05/01/38 705
River Landing Community Development District Special Assessment
850 4.125 05/01/40 887
Rivers Edge III Community Development District Special Assessment
(Þ) 260 2.400 05/01/26 260
Rivers Edge III Community Development District Special Assessment
(Þ) 300 3.000 05/01/31 301
Sampson Creek Community Development District Special Assessment
(µ) 100 2.375 05/01/35 101
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625 05/01/40 194
Sarasota National Community Development District Special Assessment
135 3.400 05/01/31 136
Sarasota National Community Development District Special Assessment
1,500 3.500 05/01/31 1,607
Sarasota National Community Development District Special Assessment
(Þ) 125 3.625 05/01/31 126
Sarasota National Community Development District Special Assessment
2,205 4.000 05/01/39 2,369
School District of Broward County General Obligation Limited
855 5.000 07/01/38 1,150
School District of Broward County General Obligation Limited
885 5.000 07/01/39 1,187
School District of Broward County General Obligation Limited
590 5.000 07/01/40 790

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625 11/01/29 599
Shingle Creek at Bronson Community Development District Special Assessment
250 2.500 06/15/26 251
South Fork East Community Development District Special Assessment
1,990 4.125 05/01/36 2,202
South Kendall Community Development District Special Assessment
205 4.000 11/01/31 229
South Village Community Development District Special Assessment
425 3.500 05/01/32 453
South Village Community Development District Special Assessment
230 3.750 05/01/38 245
Southern Groves Community Development District No. 5 Special Assessment
205 2.875 05/01/24 208
State of Florida General Obligation Unlimited
(ae) 860 4.000 06/01/23 863
State of Florida General Obligation Unlimited
1,300 4.000 06/01/30 1,352
Stonegate Community Development District Special Assessment
180 3.000 05/01/21 180
Stonegate Community Development District Special Assessment
190 3.000 05/01/22 193
Stonegate Community Development District Special Assessment
190 3.000 05/01/23 197
Stonegate Community Development District Special Assessment
195 3.000 05/01/24 206
Stonegate Community Development District Special Assessment
205 3.000 05/01/25 218
Stonegate Community Development District Special Assessment
210 3.000 05/01/26 225
Stonegate Community Development District Special Assessment
215 3.000 05/01/27 233
Stonegate Community Development District Special Assessment
225 3.000 05/01/28 244
Stonegate Community Development District Special Assessment
230 3.000 05/01/29 250
Stonegate Community Development District Special Assessment
1,270 3.000 05/01/34 1,342
Stonegate Community Development District Special Assessment
1,465 3.000 05/01/39 1,535
Sweetwater Creek Community Development District Special Assessment
(µ) 385 2.250 05/01/27 407
Tampa Bay Water Revenue Bonds
1,890 4.000 10/01/28 2,170
Tampa-Hillsborough County Expressway Authority Revenue Bonds
825 5.000 07/01/47 986
Timber Creek Community Development District Special Assessment
(Þ) 170 4.125 11/01/24 175
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625 11/01/29 440
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000 11/01/38 620
Timber Creek Southwest Community Development District Special Assessment
645 2.500 06/15/25 653
Timber Creek Southwest Community Development District Special Assessment
650 3.000 06/15/30 672
Tohoqua Community Development District Special Assessment
(Þ) 320 3.125 05/01/31 324
Tolomato Community Development District Special Assessment
420 3.500 05/01/24 432
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000 05/01/33 1,286
Tolomato Community Development District Special Assessment
(µ) 930 3.000 05/01/37 1,012
Tolomato Community Development District Special Assessment
(µ) 605 3.000 05/01/40 654
Town of Davie Educational Facilities Revenue Bonds
550 5.000 04/01/32 661
V-Dana Community Development District Special Assessment
(Þ) 375 2.600 05/01/26 377
V-Dana Community Development District Special Assessment
(Þ) 125 3.125 05/01/31 126
Veranda Community Development District II Special Assessment
(Þ) 45 2.500 05/01/26 45
Veranda Community Development District II Special Assessment
(Þ) 55 3.100 05/01/31 55
Verano No. 3 Community Development District Special Assessment
(Þ) 100 2.375 05/01/26 100
Verano No. 3 Community Development District Special Assessment
(Þ) 120 3.000 05/01/31 121
Village Community Development District No. 12 Special Assessment
(Þ) 1,490 3.800 05/01/28 1,637
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000 08/01/32 1,518
Watergrass Community Development District II Special Assessment
390 4.000 05/01/23 397
Watergrass Community Development District II Special Assessment
775 4.450 05/01/28 838
Watergrass Community Development District II Special Assessment
2,260 5.150 05/01/38 2,527
West Villages Improvement District Special Assessment
(Þ) 825 3.125 05/01/31 834
222,816
Georgia - 1.4%
Bartow County Development Authority Revenue Bonds
(~)(ae)(Ê) 890 1.550 08/01/43 904

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 525 2.150 10/01/32 552
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 285 2.250 10/01/32 296
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 3,875 3.000 11/01/45 4,039
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 500 2.925 11/01/48 535
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 855 1.550 12/01/49 869
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000 01/01/35 1,495
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 5.000 08/01/21 1,010
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000 05/15/30 5,998
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 8,785 0.866 04/01/48 8,836
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,750 4.000 04/01/48 2,968
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(ae)
(Ê) 12,480 0.934 08/01/48 12,589
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,600 4.000 08/01/49 2,906
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000 01/01/38 2,967
Municipal Electric Authority of Georgia Revenue Bonds
1,225 5.000 01/01/39 1,498
Private Colleges and Universities Authority Revenue Bonds
1,815 5.000 09/01/37 2,325
Savannah Hospital Authority Revenue Bonds
1,000 5.500 07/01/28 1,101
50,888
Guam - 1.7%
Guam Department of Education Certificate Of Participation
675 3.625 02/01/25 701
Guam Department of Education Certificate Of Participation
265 4.250 02/01/30 281
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/25 174
Guam Government Waterworks Authority Revenue Bonds
225 5.000 07/01/26 267
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/27 182
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000 07/01/28 1,525
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000 07/01/29 6,026
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/30 356
Guam Government Waterworks Authority Revenue Bonds
600 5.000 07/01/31 701
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/32 353
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000 01/01/46 3,608
Guam Government Waterworks Authority Revenue Bonds
445 5.000 01/01/50 541
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000 10/01/24 2,328
Guam Power Authority Revenue Bonds
3,925 5.000 10/01/34 4,398
Guam Power Authority Revenue Bonds
2,690 5.000 10/01/35 3,135
Territory of Guam Revenue Bonds
435 5.000 12/01/21 445
Territory of Guam Revenue Bonds
5,060 5.000 12/01/22 5,388
Territory of Guam Revenue Bonds
2,450 5.000 12/01/23 2,705
Territory of Guam Revenue Bonds
3,000 5.000 12/01/24 3,406
Territory of Guam Revenue Bonds
7,860 5.000 11/15/26 9,064
Territory of Guam Revenue Bonds
50 5.000 11/01/27 61
Territory of Guam Revenue Bonds
50 5.000 11/01/28 62
Territory of Guam Revenue Bonds
2,000 5.000 12/01/28 2,337
Territory of Guam Revenue Bonds
50 5.000 11/01/29 63
Territory of Guam Revenue Bonds
50 5.000 11/01/30 64
Territory of Guam Revenue Bonds
9,625 5.000 01/01/31 9,889
Territory of Guam Revenue Bonds
785 5.000 01/01/32 807
Territory of Guam Revenue Bonds
1,035 5.000 12/01/32 1,194
Territory of Guam Revenue Bonds
555 5.000 12/01/35 637

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds
980 5.000 12/01/36 1,122
61,820
Hawaii - 0.2%
City & County Honolulu Wastewater System Revenue Bonds
100 5.000 07/01/21 101
City & County Honolulu Wastewater System Revenue Bonds
130 5.000 07/01/22 137
State of Hawaii Airports System Revenue Bonds
5,000 5.000 07/01/34 6,540
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200 07/01/39 1,520
8,298
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds
300 5.000 09/01/21 305
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000 09/01/24 1,549
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000 09/01/27 2,422
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000 09/01/28 2,355
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000 09/01/31 2,716
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000 09/01/40 1,467
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000 07/15/31 1,817
Idaho Housing & Finance Association Revenue Bonds
600 5.000 07/15/34 799
Idaho Housing & Finance Association Revenue Bonds
875 5.000 07/15/35 1,163
Idaho Housing & Finance Association Revenue Bonds
500 4.000 07/15/36 608
Idaho Housing & Finance Association Revenue Bonds
640 4.000 07/15/37 776
Idaho Housing & Finance Association Revenue Bonds
1,250 4.000 07/15/38 1,511
Idaho State Building Authority Revenue Bonds
590 5.000 09/01/23 627
18,115
Illinois - 14.2%
Berkeley School District No. 87 General Obligation Unlimited
(µ) 500 3.000 12/01/34 555
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000 01/01/35 1,252
Carol Stream Park District General Obligation Unlimited
(µ)(ae) 250 4.500 11/01/35 255
Carol Stream Park District General Obligation Unlimited
(µ) 830 5.000 01/01/37 983
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000 01/01/29 38
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000 01/01/30 32
Champaign Community Unit School District No.4 General Obligation Unlimited
110 5.000 01/01/31 138
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000 01/01/32 326
Champaign Community Unit School District No.4 General Obligation Unlimited
105 5.000 01/01/33 131
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000 01/01/34 193
Chicago Board of Education General Obligation Unlimited
335 5.000 12/01/22 357
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519 12/01/23 3,926
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000 12/01/25 797
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000 12/01/26 982
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000 12/01/27 22,106
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956 12/01/28 9,352
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000 12/01/28 3,478
Chicago Board of Education General Obligation Unlimited
1,500 5.000 12/01/29 1,861
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163 12/01/30 2,911
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000 12/01/31 9,899
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000 12/01/32 8,001
Chicago Board of Education General Obligation Unlimited
4,010 5.000 12/01/34 4,961

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited
(µ) 2,620 5.000 12/01/35 3,220
Chicago Board of Education General Obligation Unlimited
350 5.000 12/01/36 432
Chicago Board of Education General Obligation Unlimited
1,620 5.000 12/01/37 1,992
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000 12/01/42 6,458
Chicago Board of Education Revenue Bonds
10,000 5.750 04/01/33 12,114
Chicago Board of Education Revenue Bonds
325 5.000 04/01/34 379
Chicago Board of Education Revenue Bonds
250 5.000 04/01/35 291
Chicago Board of Education Revenue Bonds
225 5.000 04/01/36 261
Chicago Board of Education Revenue Bonds
310 5.000 04/01/37 359
Chicago Midway International Airport Revenue Bonds
940 5.000 01/01/30 1,046
Chicago Midway International Airport Revenue Bonds
4,435 5.000 01/01/34 4,910
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000 01/01/28 3,398
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000 01/01/33 5,046
Chicago O'Hare International Airport Revenue Bonds
5,345 4.000 01/01/34 6,384
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000 01/01/34 2,197
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000 01/01/44 2,093
Chicago Park District General Obligation Limited
(µ) 5,000 4.000 01/01/32 5,927
Chicago Park District General Obligation Limited
(µ) 6,810 4.000 01/01/33 8,043
Chicago Park District General Obligation Unlimited
550 5.000 01/01/27 664
Chicago Park District General Obligation Unlimited
1,000 4.000 01/01/38 1,147
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000 01/01/26 4,057
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000 01/01/27 3,562
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000 01/01/28 5,793
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000 01/01/29 4,695
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000 01/01/30 10,089
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500 01/01/32 24,373
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000 01/01/35 7,959
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,450 5.000 01/01/37 1,820
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000 01/01/38 825
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 700 5.000 01/01/38 842
City of Belleville Sales Tax Revenue Tax Allocation
125 3.250 07/01/29 126
City of Chicago General Obligation Unlimited
465 5.000 01/01/27 554
City of Chicago General Obligation Unlimited
1,650 5.000 01/01/28 2,004
City of Chicago General Obligation Unlimited
925 5.250 01/01/28 1,049
City of Chicago General Obligation Unlimited
2,210 5.000 01/01/29 2,683
City of Chicago General Obligation Unlimited
870 5.000 01/01/30 1,089
City of Chicago General Obligation Unlimited
60 5.000 01/01/31 74
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250 01/01/31 6,061
City of Chicago General Obligation Unlimited
1,400 5.000 01/01/36 1,509
City of Chicago General Obligation Unlimited
3,700 5.000 01/01/38 4,168
City of Chicago General Obligation Unlimited
325 5.000 01/01/40 326
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000 01/01/28 590
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000 01/01/29 762
City of Chicago Revenue Bonds
(ae) 500 5.250 01/01/38 517
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000 01/01/29 562
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000 01/01/32 999
City of Chicago Wastewater Transmission Revenue Bonds
2,000 5.000 01/01/34 2,305
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000 01/01/35 1,876

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000 01/01/36 5,936
City of Chicago Wastewater Transmission Revenue Bonds
575 5.000 01/01/44 638
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000 11/01/31 7,500
City of Chicago Waterworks Revenue Bonds
(µ) 300 5.000 11/01/33 373
City of Chicago Waterworks Revenue Bonds
1,000 5.000 11/01/34 1,133
City of Chicago Waterworks Revenue Bonds
2,875 5.000 11/01/42 3,048
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000 12/01/29 1,159
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000 12/15/30 3,043
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000 12/15/31 3,778
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000 12/15/32 3,907
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000 12/15/33 731
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000 12/15/36 805
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000 12/15/38 864
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000 12/15/40 923
City of Peoria General Obligation Unlimited
(µ) 120 5.000 01/01/29 152
City of Peoria General Obligation Unlimited
(µ) 200 5.000 01/01/31 256
City of Springfield Electric Revenue Bonds
1,280 5.000 03/01/32 1,483
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 315 4.000 12/30/32 365
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 325 4.000 12/30/33 375
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 275 4.000 12/30/34 316
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250 12/01/28 1,654
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000 12/15/36 660
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000 12/15/38 707
Cook County Community Unit School District No. 401 Elmwood Park General
Obligation Unlimited
715 3.000 12/01/21 726
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500 12/01/36 3,260
Cook County School District No. 95 General Obligation Unlimited
465 4.000 12/01/24 521
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000 12/01/30 1,287
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000 12/01/31 1,411
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000 12/01/32 1,484
County of Cook Sales Tax Revenue Bonds
75 5.000 11/15/29 98
County of Cook Sales Tax Revenue Bonds
205 5.000 11/15/30 272
County of Cook Sales Tax Revenue Bonds
265 5.000 11/15/31 355
County of Cook Sales Tax Revenue Bonds
150 5.000 11/15/32 200
County of Cook Sales Tax Revenue Bonds
135 5.000 11/15/36 176
County of Cook Sales Tax Revenue Bonds
1,250 5.250 11/15/36 1,588
County of Cook Sales Tax Revenue Bonds
185 5.000 11/15/37 239
County of Cook Sales Tax Revenue Bonds
270 5.000 11/15/38 348
County of Cook Sales Tax Revenue Bonds
345 4.000 11/15/39 411
County of Cook Sales Tax Revenue Bonds
315 4.000 11/15/40 374
County of Cook Sales Tax Revenue Bonds
460 4.000 11/15/41 545
County of DuPage General Obligation Limited
600 5.000 01/01/28 725
County of Union General Obligation Unlimited
(µ) 1,000 4.000 09/01/36 1,162
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/24 561
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/25 577
Illinois Finance Authority Revenue Bonds
1,150 5.000 02/15/27 1,036
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/28 293

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds
3,000 5.000 01/01/29 3,635
Illinois Finance Authority Revenue Bonds
400 5.000 02/15/29 452
Illinois Finance Authority Revenue Bonds
520 5.000 08/01/29 626
Illinois Finance Authority Revenue Bonds
(~)(Ê) 1,000 0.130 10/01/29 1,000
Illinois Finance Authority Revenue Bonds
315 5.000 12/01/29 367
Illinois Finance Authority Revenue Bonds
1,265 5.000 08/01/30 1,487
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/30 289
Illinois Finance Authority Revenue Bonds
650 5.000 08/01/31 756
Illinois Finance Authority Revenue Bonds
320 5.000 12/01/31 368
Illinois Finance Authority Revenue Bonds
745 5.000 08/01/32 865
Illinois Finance Authority Revenue Bonds
730 5.000 08/15/32 982
Illinois Finance Authority Revenue Bonds
500 5.000 12/01/32 573
Illinois Finance Authority Revenue Bonds
2,310 5.000 08/15/34 3,081
Illinois Finance Authority Revenue Bonds
700 4.000 12/01/35 835
Illinois Finance Authority Revenue Bonds
200 5.000 01/01/36 237
Illinois Finance Authority Revenue Bonds
2,660 4.000 12/01/36 3,163
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/38 1,222
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/39 1,218
Illinois Finance Authority Revenue Bonds
2,000 4.000 12/01/39 2,354
Illinois Finance Authority Revenue Bonds
925 5.000 10/01/41 1,132
Illinois Sports Facilities Authority Revenue Bonds
(µ) 1,000 5.250 06/15/31 1,115
Illinois State Toll Highway Authority Revenue Bonds
400 5.000 01/01/25 466
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000 12/01/32 5,965
Illinois State University Revenue Bonds
(µ) 725 5.000 04/01/23 786
Illinois State University Revenue Bonds
(µ) 360 5.000 04/01/24 404
Illinois State University Revenue Bonds
(µ) 500 5.000 04/01/25 580
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin
General Obligation Unlimited
950 4.000 12/15/34 1,159
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin
General Obligation Unlimited
2,670 4.000 12/15/35 3,244
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000 12/01/27 4,833
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/28 2,545
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/29 2,534
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 311
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 381
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 455
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 742
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000 12/01/37 3,802
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000 03/01/28 222
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 700 4.000 05/01/21 700
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000 05/01/27 430
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000 05/01/28 264
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000 05/01/29 1,165

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625 01/15/32 2,285
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000 01/01/33 979
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000 12/15/27 435
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000 12/15/28 8,951
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000 12/15/30 1,573
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000 12/15/31 670
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000 12/15/33 720
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000 12/15/34 599
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169 12/15/37 451
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730 12/15/42 1,254
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452 12/15/47 1,360
Northern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/29 1,074
Northern Illinois University Revenue Bonds
(µ) 325 5.000 10/01/29 413
Northern Illinois University Revenue Bonds
(µ) 325 5.000 10/01/30 418
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000 04/01/31 1,326
Northern Illinois University Revenue Bonds
(µ) 450 5.000 10/01/31 583
Northern Illinois University Revenue Bonds
(µ) 500 4.000 10/01/32 599
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000 04/01/33 1,709
Northern Illinois University Revenue Bonds
(µ) 1,115 4.000 10/01/36 1,315
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000 04/01/28 2,272
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000 04/01/29 1,516
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000 04/01/30 1,899
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 1,105 5.000 12/01/30 1,431
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 665 5.000 12/01/31 857
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 625 5.000 12/01/32 803
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 675 5.000 12/01/34 862
Sangamon County School Districts General Obligation Limited
(µ) 1,105 5.000 06/01/30 1,456
Sangamon County School Districts General Obligation Limited
(µ) 1,160 5.000 06/01/31 1,530
Sangamon County School Districts General Obligation Limited
(µ) 1,220 5.000 06/01/32 1,602
Sangamon County School Districts General Obligation Limited
(µ) 1,395 5.000 02/01/33 1,807
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000 12/01/34 696
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000 12/01/40 1,159
South Sangamon Water Commission General Obligation Unlimited
125 4.000 01/01/32 149
South Sangamon Water Commission General Obligation Unlimited
50 4.000 01/01/33 60
South Sangamon Water Commission General Obligation Unlimited
55 4.000 01/01/34 65
South Sangamon Water Commission General Obligation Unlimited
50 4.000 01/01/35 59
South Sangamon Water Commission General Obligation Unlimited
60 4.000 01/01/37 71
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000 04/01/27 1,688
Southern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/28 972
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000 04/15/31 1,752
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000 04/15/33 1,287
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000 10/15/33 1,188
Southwestern Illinois Development Authority Revenue Bonds
925 4.000 04/15/34 1,104
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000 10/15/35 1,456

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited
3,000 5.000 07/01/21 3,022
State of Illinois General Obligation Unlimited
1,140 5.000 11/01/21 1,166
State of Illinois General Obligation Unlimited
3,025 4.000 02/01/22 3,106
State of Illinois General Obligation Unlimited
200 5.000 05/01/22 209
State of Illinois General Obligation Unlimited
225 5.000 07/01/22 237
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000 08/01/22 2,906
State of Illinois General Obligation Unlimited
130 4.000 01/01/23 133
State of Illinois General Obligation Unlimited
400 5.000 02/01/24 447
State of Illinois General Obligation Unlimited
8,125 5.000 11/01/24 9,246
State of Illinois General Obligation Unlimited
240 4.000 01/01/25 245
State of Illinois General Obligation Unlimited
8,275 5.000 01/01/25 9,532
State of Illinois General Obligation Unlimited
2,290 5.000 08/01/25 2,416
State of Illinois General Obligation Unlimited
3,250 5.000 11/01/25 3,788
State of Illinois General Obligation Unlimited
15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited
110 5.500 07/01/26 121
State of Illinois General Obligation Unlimited
125 5.000 04/01/27 139
State of Illinois General Obligation Unlimited
3,735 5.500 07/01/27 4,103
State of Illinois General Obligation Unlimited
750 5.000 02/01/28 897
State of Illinois General Obligation Unlimited
1,080 5.000 05/01/28 1,202
State of Illinois General Obligation Unlimited
3,100 5.000 10/01/28 3,850
State of Illinois General Obligation Unlimited
5,700 5.000 11/01/28 6,848
State of Illinois General Obligation Unlimited
3,750 5.000 10/01/29 4,618
State of Illinois General Obligation Unlimited
150 5.000 11/01/29 179
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000 02/01/30 5,078
State of Illinois General Obligation Unlimited
2,175 5.000 05/01/30 2,404
State of Illinois General Obligation Unlimited
250 5.250 07/01/30 272
State of Illinois General Obligation Unlimited
50 5.000 03/01/31 52
State of Illinois General Obligation Unlimited
2,000 5.000 04/01/31 2,203
State of Illinois General Obligation Unlimited
120 4.250 01/01/36 131
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/39 1,142
State of Illinois General Obligation Unlimited
5,000 4.000 10/01/40 5,691
State of Illinois General Obligation Unlimited
720 5.000 05/01/42 847
State of Illinois General Obligation Unlimited
720 5.000 05/01/43 846
State of Illinois Revenue Bonds
5,090 4.500 06/15/36 5,103
Town of Cicero General Obligation Unlimited
(µ) 825 5.000 01/01/22 848
Town of Cicero General Obligation Unlimited
(µ) 915 5.000 01/01/24 1,014
Town of Cicero General Obligation Unlimited
(µ) 500 5.000 01/01/25 572
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000 01/01/26 1,190
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250 12/01/35 1,970
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250 12/01/36 3,764
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250 12/01/37 3,956
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250 12/01/38 3,636
Village of Bellwood General Obligation Unlimited
400 5.875 12/01/27 436
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000 12/01/32 2,396
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000 12/15/29 681
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000 12/15/30 475
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000 12/15/31 592
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000 12/15/33 771

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000 12/15/39 980
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/27 752
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/28 764
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000 12/01/26 1,737
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000 12/01/27 1,865
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000 03/01/34 1,246
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000 01/01/27 1,325
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000 01/01/28 841
Western Illinois University Revenue Bonds
(µ) 560 5.000 04/01/24 624
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500 01/01/25 1,747
Will County School District No. 210 Lincoln-Way General Ogligation Unlimited
(µ) 650 4.000 01/01/34 740
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000 12/01/24 1,129
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000 12/01/25 1,712
518,879
Indiana - 0.4%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050 06/01/25 1,648
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000 02/01/33 1,431
Indiana Finance Authority Revenue Bonds
25 4.000 07/01/30 28
Indiana Finance Authority Revenue Bonds
1,000 3.000 11/01/30 1,048
Indiana Finance Authority Revenue Bonds
325 5.000 02/01/31 413
Indiana Finance Authority Revenue Bonds
500 5.000 02/01/32 633
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,110 0.620 11/01/39 1,114
Indiana Finance Authority Revenue Bonds
40 5.000 07/01/40 45
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 400 2.100 11/01/49 422
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,020 4.000 07/10/33 1,202
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,125 4.000 07/10/34 1,319
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000 07/15/35 1,275
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000 07/15/36 1,398
Muncie Sanitary District Revenue Bonds
(µ) 525 5.000 07/01/29 675
Muncie Sanitary District Revenue Bonds
(µ) 600 5.000 01/01/30 778
13,429
Iowa - 0.8%
City of Altoona Certificate of Participation
(µ) 1,205 5.000 06/01/37 1,481
City of Altoona Certificate of Participation
(µ) 245 5.000 06/01/38 301
City of Altoona Certificate of Participation
(µ) 800 5.000 06/01/39 979
City of Ames Revenue Bonds
2,000 5.000 06/15/31 2,336
City of Coralville Revenue Bonds
215 4.000 05/01/23 216
City of Coralville Revenue Bonds
555 4.000 05/01/25 558
City of Coralville Revenue Bonds
600 4.000 05/01/27 602
City of Coralville Revenue Bonds
465 4.000 05/01/28 466
City of Coralville Revenue Bonds
975 4.000 05/01/29 975
City of Coralville Revenue Bonds
875 4.000 05/01/30 871
City of Orange Sewer Revenue Bonds
(µ) 440 4.000 06/01/34 480
Iowa Finance Authority Revenue Bonds
4,000 5.000 07/01/28 4,328
Iowa Finance Authority Revenue Bonds
4,500 5.000 08/01/34 6,002
Iowa Finance Authority Revenue Bonds
4,500 4.000 07/01/47 5,096
Iowa Finance Authority Revenue Bonds
810 4.000 07/01/48 886

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds
600 4.000 06/01/49 688
Xenia Rural Water District Revenue Bonds
3,000 5.000 12/01/28 3,588
29,853
Kansas - 0.3%
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000 09/01/35 806
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000 04/01/31 1,336
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/32 1,203
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/38 1,193
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000 03/01/36 3,338
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000 03/01/37 2,993
Wyandotte County City Unified Government Revenue Bonds
1,800 4.500 06/01/40 1,872
12,741
Kentucky - 1.2%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 875 0.990 11/01/27 875
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000 06/01/23 2,956
Kentucky Economic Development Finance Authority Revenue Bonds
1,000 5.000 07/01/28 1,149
Kentucky Economic Development Finance Authority Revenue Bonds
(~)(ae)(Ê) 8,000 0.150 04/01/31 8,000
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000 07/01/31 2,104
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/35 183
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/36 182
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000 11/01/25 2,268
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000 05/01/31 3,458
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000 05/01/32 2,508
Kentucky Public Energy Authority Revenue Bonds (~)
(ae)(Ê) 5,625 4.000 12/01/49 6,344
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000 10/01/32 936
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,250 2.000 10/01/33 2,276
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,125 5.000 10/01/33 2,545
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000 10/01/34 3,338
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000 10/01/40 2,690
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000 05/15/30 518
42,330
Louisiana - 2.2%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000 12/01/26 1,623
Cameron Parish School District No. 15 General Obligation Unlimited
265 5.000 10/01/27 315
Cameron Parish School District No. 15 General Obligation Unlimited
275 5.000 10/01/28 331
Cameron Parish School District No. 15 General Obligation Unlimited
305 5.000 10/01/30 374
Cameron Parish School District No. 15 General Obligation Unlimited
300 4.000 10/01/31 338
Cameron Parish School District No. 15 General Obligation Unlimited
485 4.000 10/01/32 541
Cameron Parish School District No. 15 General Obligation Unlimited
520 4.000 10/01/33 574
City of New Orleans Sewerage Service Revenue Bonds
(µ) 35 4.000 06/01/35 42
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000 06/01/35 1,179
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/36 47
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/37 47
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/38 47
City of New Orleans Sewerage Service Revenue Bonds
(µ) 45 4.000 06/01/39 53
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/40 47
City of New Orleans Sewerage Service Revenue Bonds
175 5.000 06/01/45 218
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000 08/01/28 2,518

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000 12/01/31 1,316
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000 12/01/32 4,732
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000 12/01/33 1,188
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/37 299
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/39 297
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/41 295
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 10,800 0.120 08/01/35 10,800
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 6,580 0.120 12/01/40 6,580
Jefferson Sales Tax District Revenue Bonds
(µ) 3,685 5.000 12/01/29 4,869
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000 12/01/34 2,379
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000 11/01/29 832
Louisiana Housing Corp. Revenue Bonds
1,445 4.500 12/01/47 1,610
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000 10/01/28 3,203
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500 11/01/32 3,598
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000 10/01/33 588
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
6,000 2.500 04/01/36 6,098
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 1,045 4.000 10/01/37 1,256
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,550 0.120 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000 09/01/29 1,828
Louisiana Public Facilities Authority Revenue Bonds
595 5.000 11/01/33 717
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/44 113
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/49 112
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,740 2.000 06/01/37 1,777
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 2,440 2.100 06/01/37 2,515
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 3,265 2.200 06/01/37 3,386
Red River Parish School Board General Obligation Unlimited
630 5.000 03/01/28 782
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
7,000 5.000 05/01/21 7,000
State of Louisiana General Obligation Unlimited
(ae) 2,760 5.000 08/01/22 2,927
State of Louisiana Revenue Bonds
1,300 5.000 06/15/28 1,490
82,431
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
1,000 4.000 07/01/45 1,159
Maine Turnpike Authority Revenue Bonds
3,225 5.000 07/01/42 3,385
4,544
Maryland - 0.7%
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/32 97
Baltimore Research Park Project Revenue Bonds
70 4.000 01/01/33 79
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/34 96
Baltimore Research Park Project Revenue Bonds
75 4.000 01/01/35 84
Baltimore Research Park Project Revenue Bonds
80 4.000 01/01/36 90
Baltimore Research Park Project Revenue Bonds
90 4.000 01/01/37 101
Baltimore Research Park Project Revenue Bonds
145 4.000 01/01/38 162
Baltimore Research Park Project Revenue Bonds
195 4.000 01/01/39 218
Baltimore Research Park Project Revenue Bonds
200 4.000 01/01/40 223
County of Frederick Special Tax
750 4.000 07/01/35 893
County of Frederick Special Tax
860 4.000 07/01/36 1,021

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Frederick Special Tax
500 4.000 07/01/38 590
County of Frederick Special Tax
500 4.000 07/01/39 589
County of Frederick Special Tax
500 4.000 07/01/40 587
County of Frederick Tax Allocation
890 3.250 07/01/29 935
Maryland Community Development Administration Revenue Bonds
3,820 4.500 09/01/48 4,325
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000 06/01/35 1,733
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 4,750 0.100 04/01/35 4,750
Maryland State Transportation Authority Revenue Bonds
3,200 3.000 07/01/33 3,663
Prince George County General Obligation Limited
480 4.000 09/01/32 533
Prince George County General Obligation Limited
185 4.000 09/01/33 205
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000 09/01/27 3,648
24,622
Massachusetts - 1.0%
City of Boston General Obligation Unlimited
2,015 5.000 04/01/25 2,381
City of Cambridge General Obligation Limited
965 5.000 02/15/28 1,241
City of Cambridge General Obligation Limited
1,000 5.000 02/15/29 1,315
City of Cambridge General Obligation Limited
1,000 5.000 02/15/30 1,342
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500 08/01/30 1,376
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000 05/01/39 4,687
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000 12/01/41 1,326
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,419
Massachusetts Bay Transportation Authority Revenue Bonds
9,000 1.127 07/01/21 8,999
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900 08/01/23 5,177
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 315 4.000 11/15/23 324
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 10/01/25 1,096
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000 11/15/28 339
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000 07/01/31 1,995
Massachusetts Development Finance Agency Revenue Bonds
175 5.000 07/01/38 215
Massachusetts Development Finance Agency Revenue Bonds
400 5.000 07/01/39 491
Massachusetts Health & Educational Facilities Authority Revenue Bonds
(µ)(ae) 750 5.000 07/01/25 755
Massachusetts Housing Finance Agency Revenue Bonds
1,635 4.000 12/01/48 1,783
38,261
Michigan - 3.7%
Allendale Public School District General Obligation Unlimited
2,600 5.000 05/01/22 2,726
Allendale Public School District General Obligation Unlimited
2,725 5.000 05/01/23 2,979
Benzie County Central Schools Revenue Bonds
(µ) 225 4.000 05/01/25 256
Brighton Area School District General Obligation Unlimited
1,525 5.000 05/01/26 1,671
Calhoun County Hospital Finance Authority Revenue Bonds
750 5.000 02/15/28 867
City of Detroit General Obligation Unlimited
880 5.000 04/01/22 910
City of Detroit General Obligation Unlimited
880 5.000 04/01/23 942
City of Detroit General Obligation Unlimited
235 5.000 04/01/24 260
City of Detroit General Obligation Unlimited
35 5.000 04/01/25 40
City of Detroit General Obligation Unlimited
40 5.000 04/01/26 46
City of Detroit General Obligation Unlimited
80 5.000 04/01/27 94
City of Detroit General Obligation Unlimited
85 5.000 04/01/28 102
City of Detroit General Obligation Unlimited
60 5.000 04/01/29 73
City of Detroit General Obligation Unlimited
210 5.000 04/01/30 258
City of Detroit General Obligation Unlimited
85 5.000 04/01/32 105

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
470 5.500 04/01/33 589
City of Detroit General Obligation Unlimited
115 5.000 04/01/34 142
City of Detroit General Obligation Unlimited
330 5.500 04/01/34 413
City of Detroit General Obligation Unlimited
350 5.500 04/01/35 436
City of Detroit General Obligation Unlimited
200 5.000 04/01/36 245
City of Detroit General Obligation Unlimited
300 5.000 04/01/37 366
City of Detroit General Obligation Unlimited
150 5.000 04/01/38 183
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 3,500 5.000 07/01/32 3,698
City of Detroit Sewage Disposal System Revenue Bonds
(µ) 15,000 5.000 07/01/35 15,113
City of Taylor General Obligation Limited
(µ) 485 4.000 03/01/30 597
City of Taylor General Obligation Limited
(µ) 375 4.000 03/01/31 467
City of Taylor General Obligation Limited
(µ) 570 4.000 03/01/34 698
County of Jackson Revenue Bonds
(µ) 400 4.000 05/01/34 477
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000 07/01/30 791
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000 07/01/31 2,015
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000 04/01/28 1,113
Eastern Michigan University Revenue Bonds
(µ) 740 5.000 03/01/30 902
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000 03/01/31 2,427
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000 03/01/33 1,207
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000 05/01/34 2,897
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 11/01/34 1,282
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 05/01/35 1,190
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000 07/01/25 176
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000 07/01/26 441
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000 07/01/27 161
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000 07/01/28 126
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000 07/01/29 407
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000 07/01/26 1,222
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000 07/01/29 9,129
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000 07/01/27 135
Great Lakes Water Authority Water Supply System Revenue Bonds
(µ) 1,000 4.000 07/01/33 1,141
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000 05/01/36 1,431
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000 05/01/38 1,879
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000 05/01/39 1,269
Imlay City Community Schools General Obligation Unlimited
500 4.000 05/01/37 600
Kalamazoo Hospital Finance Authority Revenue Bonds
1,500 4.000 05/15/31 1,689
Karegnondi Water Authority Revenue Bonds
855 5.000 11/01/34 1,061
Karegnondi Water Authority Revenue Bonds
1,000 5.000 11/01/35 1,240
Karegnondi Water Authority Revenue Bonds
1,400 5.000 11/01/37 1,728
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000 05/01/43 1,350
Michigan Finance Authority Revenue Bonds
730 5.000 12/01/21 741
Michigan Finance Authority Revenue Bonds
630 5.000 02/01/22 643
Michigan Finance Authority Revenue Bonds
770 5.000 12/01/22 810
Michigan Finance Authority Revenue Bonds
655 5.000 12/01/23 709
Michigan Finance Authority Revenue Bonds
2,000 5.000 04/01/25 2,313
Michigan Finance Authority Revenue Bonds
2,500 5.250 02/01/27 2,761
Michigan Finance Authority Revenue Bonds
1,000 5.000 11/01/27 1,063
Michigan Finance Authority Revenue Bonds
4,655 5.000 07/01/28 5,125

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
1,660 5.000 12/01/28 2,094
Michigan Finance Authority Revenue Bonds
1,410 5.000 07/01/29 1,547
Michigan Finance Authority Revenue Bonds
3,000 5.000 11/15/29 3,508
Michigan Finance Authority Revenue Bonds
2,500 1.250 06/01/30 2,505
Michigan Finance Authority Revenue Bonds
1,000 5.000 07/01/30 1,139
Michigan Finance Authority Revenue Bonds
1,000 4.000 06/01/34 1,214
Michigan Finance Authority Revenue Bonds
1,500 5.000 02/15/35 1,901
Michigan Finance Authority Revenue Bonds
500 5.000 07/01/35 586
Michigan Finance Authority Revenue Bonds
1,500 4.000 11/15/36 1,699
Michigan Finance Authority Revenue Bonds
585 5.000 12/01/36 620
Michigan Finance Authority Revenue Bonds
(ae) 830 5.000 12/01/39 853
Michigan Finance Authority Revenue Bonds
1,500 5.000 06/01/49 1,798
Michigan Mathematics & Science Initiative Revenue Bonds
500 4.000 01/01/31 565
Michigan State Housing Development Authority Revenue Bonds
4,265 4.250 06/01/49 4,718
Michigan State Housing Development Authority Revenue Bonds
6,370 4.250 12/01/49 7,103
Novi Community School District General Obligation Unlimited
1,250 5.000 05/01/33 1,648
Novi Community School District General Obligation Unlimited
1,365 5.000 05/01/37 1,777
Novi Community School District General Obligation Unlimited
1,425 5.000 05/01/39 1,848
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/28 1,210
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/31 1,262
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(ae)
(Ê) 2,050 0.410 04/01/33 2,051
Wayne County Airport Authority Revenue Bonds
635 5.000 12/01/29 731
Wayne County Airport Authority Revenue Bonds
(µ) 3,915 5.000 12/01/39 4,489
134,793
Minnesota - 0.3%
City of Crookston Revenue Bonds
2,410 5.000 05/01/34 2,518
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000 11/15/28 3,128
City of St. Cloud Revenue Bonds
650 5.000 05/01/48 794
City of St. Cloud Revenue Bonds
250 4.000 05/01/49 279
City of Woodbury Revenue Bonds
60 3.000 12/01/30 62
Duluth Independent School District No. 709 Certificate of Participation
320 5.000 02/01/22 330
Duluth Independent School District No. 709 Certificate of Participation
395 5.000 02/01/26 468
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000 12/01/26 28
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/27 34
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000 12/01/28 40
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000 10/01/29 1,236
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000 12/01/29 23
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000 12/01/30 45
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000 10/01/31 703
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/31 34
Port Authority of the City of St. Paul Revenue Bonds
400 4.000 10/01/28 467
Port Authority of the City of St. Paul Revenue Bonds
250 3.000 10/01/34 265
Port Authority of the City of St. Paul Revenue Bonds
500 4.000 10/01/41 556
11,010
Mississippi - 1.4%
City of Jackson Special Assessment
705 5.000 03/01/27 878
City of Jackson Special Assessment
570 5.000 03/01/28 728
City of Jackson Special Assessment
615 5.000 03/01/29 800

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Jackson Special Assessment
390 5.000 03/01/30 515
Mississippi Business Finance Corp. Revenue Bonds
1,150 2.500 04/01/22 1,157
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 10,100 0.110 12/01/30 10,100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 10,950 0.130 12/01/30 10,950
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 13,490 0.130 11/01/35 13,490
Mississippi Business Finance Corp. Revenue Bonds
(~)(ae)(Ê) 1,030 2.750 12/01/40 1,044
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 04/01/28 1,119
Mississippi Development Bank Revenue Bonds
200 5.000 04/01/32 255
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 03/01/34 1,168
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000 04/01/38 822
Mississippi Development Bank Revenue Bonds
4,175 5.000 03/01/43 5,189
Mississippi Home Corp. Revenue Bonds
815 4.000 12/01/44 897
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000 09/01/36 2,300
Warren County Revenue Bonds
(~)(ae)(Ê) 500 1.375 05/01/34 513
51,925
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000 03/01/30 1,142
City of Poplar Bluff Certificate of Participation
125 2.500 10/01/41 123
City of Poplar Bluff Certificate of Participation
150 2.625 10/01/46 147
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250 08/01/27 2,502
County of Boone Missouri Revenue Bonds
2,760 5.000 08/01/30 3,092
County of Boone Missouri Revenue Bonds
1,700 4.000 08/01/33 1,789
Kansas City Revenue Bonds
1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds
1,000 5.000 09/01/28 1,004
Kansas City Revenue Bonds
1,000 5.000 09/01/29 1,003
Maryland Heights Industrial Development Authority Revenue Bonds
930 4.375 03/15/30 890
Missouri Highways and Transportation Commission Revenue Bonds
2,000 5.000 05/01/21 2,000
Missouri State Health & Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,800 1.200 02/15/33 1,800
Missouri State Health & Educational Facilities Authority Revenue Bonds
50 4.000 08/01/36 58
Missouri State Health & Educational Facilities Authority Revenue Bonds
100 4.000 02/15/37 117
Missouri State Health & Educational Facilities Authority Revenue Bonds
125 4.000 02/15/38 146
Missouri State Health & Educational Facilities Authority Revenue Bonds
1,305 4.000 11/15/38 1,543
Missouri State Health & Educational Facilities Authority Revenue Bonds
115 4.000 02/15/39 134
Missouri State Health & Educational Facilities Authority Revenue Bonds
3,495 4.000 11/15/39 4,124
Missouri State Health & Educational Facilities Authority Revenue Bonds
50 4.000 08/01/41 57
Missouri State Health & Educational Facilities Authority Revenue Bonds
350 4.000 02/15/44 402
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 1,000 5.000 10/01/40 1,269
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 700 5.000 10/01/45 875
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000 03/15/33 354
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000 03/15/35 297
26,057
Montana - 0.2%
Bozeman Tax Allocation
(µ) 500 4.000 07/01/35 596
Bozeman Tax Allocation
(µ) 425 4.000 07/01/40 499
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000 07/01/28 785
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000 06/01/33 501
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000 06/01/34 1,217
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000 07/01/26 1,624

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000 07/01/27 1,824
7,046
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds
2,500 5.000 09/01/26 3,011
Central Plains Energy Project Revenue Bonds
2,000 5.000 09/01/30 2,575
Central Plains Energy Project Revenue Bonds
1,565 5.000 09/01/32 1,663
Central Plains Energy Project Revenue Bonds
(~)(ae)(Ê) 1,900 4.000 12/01/49 2,161
Nebraska Public Power District Revenue Bonds
380 5.000 01/01/29 391
9,801
Nevada - 1.1%
City of North Las Vegas General Obligation Limited
(µ) 605 5.000 06/01/27 758
City of North Las Vegas General Obligation Limited
(µ) 630 5.000 06/01/28 809
City of North Las Vegas General Obligation Limited
(µ) 665 4.000 06/01/29 818
City of North Las Vegas General Obligation Limited
(µ) 690 4.000 06/01/30 856
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000 06/01/30 3,162
City of Reno General Obligation Limited
1,000 5.000 06/01/22 1,051
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,800 2.500 06/15/24 1,820
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 895 2.750 06/15/28 920
Clark County General Obligation Unlimited
2,555 5.000 06/01/33 3,200
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/27 150
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/28 154
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/29 157
Clark County School District General Obligation Limited
(µ) 1,360 5.000 06/15/30 1,774
Clark County School District General Obligation Limited
(µ) 5,360 5.000 06/15/31 6,951
Clark County School District General Obligation Limited
(µ) 105 5.000 06/15/32 139
Clark County School District General Obligation Limited
(µ) 100 5.000 06/15/33 131
Clark County School District General Obligation Limited
(µ) 115 5.000 06/15/34 150
Clark County School District General Obligation Limited
(µ) 2,500 4.000 06/15/35 2,959
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/35 156
Las Vegas Convention & Visitors Authority Revenue Bonds
275 5.000 07/01/26 325
Las Vegas Convention & Visitors Authority Revenue Bonds
145 5.000 07/01/27 175
Las Vegas Convention & Visitors Authority Revenue Bonds
1,300 5.000 07/01/31 1,544
Las Vegas Convention & Visitors Authority Revenue Bonds
95 5.000 07/01/35 114
Las Vegas Convention & Visitors Authority Revenue Bonds
6,115 5.000 07/01/43 7,283
Nevada Department of Business & Industry Revenue Bonds
(Þ) 185 3.125 07/15/22 187
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000 07/15/27 383
Nevada Department of Business & Industry Revenue Bonds
(Þ) 640 4.500 12/15/29 707
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000 07/01/40 231
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000 07/01/37 1,917
38,981
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê) 840 2.800 10/01/33 878
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,225 5.000 06/01/28 2,857
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000 08/01/32 2,188
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000 08/01/33 965
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000 01/01/34 1,687
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000 08/01/34 1,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000 08/01/35 1,061

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000 01/01/36 2,052
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000 08/01/36 1,122
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000 01/01/37 1,816
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000 08/01/37 1,169
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000 08/01/38 1,229
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000 08/01/39 1,288
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000 08/01/40 1,353
20,685
New Jersey - 5.1%
Atlantic City General Obligation Unlimited
(µ) 500 5.000 03/01/25 578
Atlantic City General Obligation Unlimited
(µ) 450 5.000 03/01/26 535
Atlantic City General Obligation Unlimited
(µ) 750 5.000 03/01/32 908
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000 08/01/33 361
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000 08/01/34 383
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000 08/01/35 405
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000 08/01/36 432
Camden County Improvement Authority Revenue Bonds
2,000 5.000 02/15/28 2,220
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000 07/01/33 1,798
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000 07/01/34 2,231
City of Newark General Obligation Unlimited
(µ) 1,450 5.000 10/01/27 1,789
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000 07/15/23 1,663
County of Cape May General Obligation Unlimited
2,235 4.000 10/01/26 2,639
Essex County Improvement Authority Revenue Bonds
(µ) 305 4.000 08/01/38 367
Essex County Improvement Authority Revenue Bonds
(µ) 320 4.000 08/01/39 385
Essex County Improvement Authority Revenue Bonds
(µ) 330 4.000 08/01/40 396
Essex County Improvement Authority Revenue Bonds
(µ) 345 4.000 08/01/41 412
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750 11/01/28 570
Jersey City General Obligation Unlimited
450 5.000 11/01/31 560
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000 06/15/28 700
New Jersey Economic Development Authority Revenue Bonds
75 5.000 06/15/21 75
New Jersey Economic Development Authority Revenue Bonds
2,000 4.000 07/01/22 2,084
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000 06/15/23 2,138
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500 09/01/24 817
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250 07/01/26 633
New Jersey Economic Development Authority Revenue Bonds
795 5.000 07/01/27 872
New Jersey Economic Development Authority Revenue Bonds
(~)(Ê) 2,715 5.250 04/01/28 3,427
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000 07/01/28 2,474
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000 06/15/29 1,944
New Jersey Economic Development Authority Revenue Bonds
350 3.000 06/01/32 359
New Jersey Economic Development Authority Revenue Bonds
665 5.000 06/01/32 785
New Jersey Economic Development Authority Revenue Bonds
875 5.000 07/01/33 1,030
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000 06/15/36 6,015
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 06/15/37 1,207
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000 07/01/32 530
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000 07/01/33 3,792
New Jersey General Obligation Unlimited
2,000 5.000 06/01/28 2,552
New Jersey General Obligation Unlimited
1,200 5.000 06/01/29 1,563
New Jersey General Obligation Unlimited
6,725 4.000 06/01/30 8,253
New Jersey General Obligation Unlimited
5,425 4.000 06/01/31 6,734

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey General Obligation Unlimited
1,000 2.000 06/01/32 1,006
New Jersey General Obligation Unlimited
7,500 5.000 06/01/40 9,196
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000 07/01/27 1,175
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/28 1,218
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,180 5.000 07/01/29 2,662
New Jersey Health Care Facilities Financing Authority Revenue Bonds
300 5.000 07/01/30 353
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/31 1,208
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000 07/01/35 1,187
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 1,610 5.000 07/01/43 1,832
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,720 4.750 10/01/50 4,236
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 145 5.250 12/15/21 149
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493 12/15/26 1,693
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,325 5.000 06/15/29 2,773
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871 12/15/29 954
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000 06/15/30 872
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000 06/15/31 6,606
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851 12/15/31 1,487
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000 12/15/31 926
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000 12/15/33 1,183
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000 12/15/34 2,764
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060 12/15/35 3,578
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000 12/15/35 979
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591 12/15/35 3,523
New Jersey Transportation Trust Fund Authority Revenue Bonds
650 5.250 06/15/36 654
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291 12/15/36 10,028
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000 12/15/36 1,234
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649 12/15/37 15,274
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250 12/15/38 793
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000 01/01/22 2,116
New Jersey Turnpike Authority Revenue Bonds
900 5.000 01/01/23 973
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000 01/01/24 3,411
New Jersey Turnpike Authority Revenue Bonds
(ae) 2,330 5.000 01/01/27 2,462
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000 01/01/32 4,030
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000 01/01/33 2,422
New Jersey Turnpike Authority Revenue Bonds
6,000 4.000 01/01/42 7,121
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000 12/01/32 1,670
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000 07/01/35 1,191
South Jersey Transportation Authority Revenue Bonds
(µ) 200 5.000 11/01/28 257
South Jersey Transportation Authority Revenue Bonds
(µ) 2,000 5.000 11/01/29 2,618
South Jersey Transportation Authority Revenue Bonds
(µ) 1,000 5.000 11/01/30 1,300
South Jersey Transportation Authority Revenue Bonds
4,000 4.000 11/01/40 4,664
South Jersey Transportation Authority Revenue Bonds
(µ) 1,250 5.000 11/01/41 1,591
Tobacco Settlement Financing Corp. Revenue Bonds
3,220 3.200 06/01/27 3,302
185,287
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250 07/01/23 801
New Mexico Mortgage Finance Authority Revenue Bonds
2,335 4.250 07/01/49 2,606
3,407
New York - 9.4%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Albany Capital Resource Corp. Revenue Bonds
1,390 4.000 06/01/29 1,523
Brooklyn Arena Local Development Corp. Revenue Bonds
525 1.625 11/01/25 535
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/29 602
Build NYC Resource Corp. Revenue Bonds
700 5.000 08/01/30 838
Build NYC Resource Corp. Revenue Bonds
600 5.000 08/01/32 714
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/33 593
City of New York General Obligation Unlimited
2,550 5.000 08/01/21 2,580
City of New York General Obligation Unlimited
2,445 5.000 08/01/22 2,593
City of New York General Obligation Unlimited
6,420 5.000 08/01/23 7,105
City of Syracuse General Obligation Limited
(µ) 750 4.000 05/15/32 881
City of Syracuse General Obligation Limited
(µ) 785 4.000 05/15/33 918
City of Yonkers General Obligation Limited
(µ) 1,200 5.000 05/01/31 1,556
City of Yonkers General Obligation Limited
(µ) 2,250 5.000 05/01/32 2,910
City of Yonkers General Obligation Limited
(µ) 3,895 5.000 05/01/33 5,012
City of Yonkers General Obligation Limited
(µ) 1,990 4.000 05/01/35 2,348
City of Yonkers General Obligation Limited
(µ) 2,180 4.000 05/01/37 2,547
County of Monroe General Obligation Limited
(µ) 1,000 5.000 06/01/21 1,004
County of Nassau General Obligation Limited
(µ) 3,190 5.000 04/01/35 4,135
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000 02/15/35 9,011
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000 02/15/37 5,669
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000 02/15/38 6,279
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000 02/15/44 336
Long Island Power Authority Revenue Bonds
1,000 5.000 09/01/32 1,243
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 2,700 0.827 05/01/33 2,702
Long Island Power Authority Revenue Bonds
750 5.000 09/01/33 932
Long Island Power Authority Revenue Bonds
1,000 5.000 09/01/34 1,243
Long Island Power Authority Revenue Bonds
1,250 5.000 09/01/35 1,554
Long Island Power Authority Revenue Bonds
1,825 5.000 09/01/37 2,258
Long Island Power Authority Revenue Bonds
(~)(ae)(Ê) 2,000 1.650 09/01/49 2,069
Metropolitan Transportation Authority Revenue Bonds
1,175 5.000 11/15/21 1,205
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000 02/01/22 2,660
Metropolitan Transportation Authority Revenue Bonds
1,400 5.000 09/01/22 1,487
Metropolitan Transportation Authority Revenue Bonds
350 5.000 11/15/22 375
Metropolitan Transportation Authority Revenue Bonds
1,475 5.000 02/01/23 1,593
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000 11/15/24 1,541
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000 11/15/25 8,974
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000 11/15/26 4,916
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/27 273
Metropolitan Transportation Authority Revenue Bonds
(ae) 5,710 5.000 11/15/28 6,826
Metropolitan Transportation Authority Revenue Bonds
550 5.250 11/15/28 653
Metropolitan Transportation Authority Revenue Bonds
550 5.000 11/15/29 704
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/30 296
Metropolitan Transportation Authority Revenue Bonds
100 5.250 11/15/31 121
Metropolitan Transportation Authority Revenue Bonds
730 4.000 11/15/32 846
Metropolitan Transportation Authority Revenue Bonds
1,150 5.000 11/15/33 1,336
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000 11/15/38 4,831
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 5.000 11/15/41 1,238
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000 11/15/42 693

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000 11/15/42 9,513
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000 11/15/44 11,498
Metropolitan Transportation Authority Revenue Bonds
3,675 4.000 11/15/45 4,193
Metropolitan Transportation Authority Revenue Bonds
5,105 4.750 11/15/45 6,148
Metropolitan Transportation Authority Revenue Bonds
(~)(ae)(Ê) 2,500 5.000 11/15/45 3,222
Metropolitan Transportation Authority Revenue Bonds
4,850 4.000 11/15/52 5,467
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000 07/01/39 1,135
New York City Housing Development Corp. Revenue Bonds
1,560 3.500 02/15/48 1,583
New York City Industrial Development Agency Revenue Bonds
(µ) 180 5.000 01/01/30 235
New York City Industrial Development Agency Revenue Bonds
(µ) 150 5.000 01/01/31 199
New York City Industrial Development Agency Revenue Bonds
(µ) 120 4.000 01/01/32 146
New York City Industrial Development Agency Revenue Bonds
(µ) 300 3.000 03/01/36 326
New York City Industrial Development Agency Revenue Bonds
(µ) 3,435 2.500 03/01/37 3,500
New York City Industrial Development Agency Revenue Bonds
(µ) 650 4.000 03/01/45 748
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,175 5.000 05/01/21 2,175
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
415 5.000 11/01/29 496
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000 08/01/39 1,137
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000 11/01/40 2,655
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 9,000 1.450 08/01/45 9,000
New York City Water & Sewer System Revenue Bonds
4,050 4.000 06/15/40 4,773
New York City Water & Sewer System Revenue Bonds
700 5.000 06/15/46 856
New York Convention Center Development Corp. Revenue Bonds
(µ) 2,925 Zero coupon 11/15/34 2,183
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000 11/15/44 705
New York Liberty Development Corp. Revenue Bonds
3,000 2.450 09/15/69 3,117
New York State Dormitory Authority Revenue Bonds
755 5.000 05/15/23 793
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250 07/01/23 468
New York State Dormitory Authority Revenue Bonds
(ae) 6,725 5.000 12/15/23 7,250
New York State Dormitory Authority Revenue Bonds
(ae) 6,790 5.000 07/01/26 7,504
New York State Dormitory Authority Revenue Bonds
1,000 5.000 08/01/27 1,231
New York State Dormitory Authority Revenue Bonds
105 5.000 07/01/32 132
New York State Dormitory Authority Revenue Bonds
3,300 5.000 10/01/32 3,990
New York State Dormitory Authority Revenue Bonds
1,465 5.000 07/01/33 1,851
New York State Dormitory Authority Revenue Bonds
710 5.000 07/01/34 891
New York State Dormitory Authority Revenue Bonds
95 5.000 07/01/35 119
New York State Dormitory Authority Revenue Bonds
85 5.000 07/01/36 106
New York State Dormitory Authority Revenue Bonds
70 4.000 09/01/36 81
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/37 115
New York State Dormitory Authority Revenue Bonds
4,410 3.000 03/15/38 4,745
New York State Dormitory Authority Revenue Bonds
6,035 4.000 07/01/38 7,107
New York State Dormitory Authority Revenue Bonds
75 4.000 09/01/38 86
New York State Dormitory Authority Revenue Bonds
1,000 5.000 10/01/38 1,254
New York State Dormitory Authority Revenue Bonds
85 4.000 09/01/39 98
New York State Dormitory Authority Revenue Bonds
15,000 4.000 03/15/40 17,845
New York State Dormitory Authority Revenue Bonds
105 4.000 07/01/40 121
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/40 115
New York State Dormitory Authority Revenue Bonds
110 5.000 07/01/41 136
New York State Dormitory Authority Revenue Bonds
1,075 4.000 03/15/42 1,271
New York State Dormitory Authority Revenue Bonds
425 4.000 03/15/44 497

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds
435 4.000 07/01/45 493
New York State Thruway Authority Revenue Bonds
1,250 5.000 01/01/32 1,561
New York State Urban Development Corp. Revenue Bonds
5,750 5.000 03/15/36 7,483
New York State Urban Development Corp. Revenue Bonds
4,950 4.000 03/15/37 5,910
New York State Urban Development Corp. Revenue Bonds
11,000 5.000 03/15/37 14,267
New York Transportation Development Corp. Revenue Bonds
500 5.000 12/01/27 626
New York Transportation Development Corp. Revenue Bonds
130 5.000 12/01/28 167
New York Transportation Development Corp. Revenue Bonds
145 5.000 12/01/29 189
New York Transportation Development Corp. Revenue Bonds
115 5.000 12/01/30 152
New York Transportation Development Corp. Revenue Bonds
4,090 5.000 12/01/31 5,386
New York Transportation Development Corp. Revenue Bonds
165 5.000 12/01/32 216
New York Transportation Development Corp. Revenue Bonds
2,530 5.000 12/01/33 3,304
New York Transportation Development Corp. Revenue Bonds
255 5.000 12/01/34 332
New York Transportation Development Corp. Revenue Bonds
4,575 5.000 12/01/35 5,941
New York Transportation Development Corp. Revenue Bonds
230 5.000 12/01/36 298
New York Transportation Development Corp. Revenue Bonds
3,270 5.000 12/01/37 4,219
New York Transportation Development Corp. Revenue Bonds
255 5.000 12/01/38 328
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000 06/15/28 1,250
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000 06/15/30 2,045
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/30 1,914
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/31 1,907
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/32 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000 12/01/33 81
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000 12/01/34 122
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/35 139
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000 12/01/36 86
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/38 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000 12/01/39 190
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000 12/01/40 126
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000 12/01/49 269
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000 07/15/34 6,505
Port Authority of New York & New Jersey Revenue Bonds
2,775 5.000 07/15/35 3,597
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000 07/15/36 1,199
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000 09/01/43 1,962
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 150 4.000 08/01/31 186
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 220 4.000 08/01/32 272
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/33 247
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/34 246
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/35 246
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 405 4.000 08/01/36 495
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
2,890 4.250 10/01/47 3,203
Sufflok County General Obligation Limited Notes
2,000 2.000 08/19/21 2,010
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000 11/15/28 1,073
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000 11/15/33 6,096
Triborough Bridge & Tunnel Authority Revenue Bonds
(~)(ae)(Ê) 6,375 2.000 05/15/45 6,821
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/29 3,076
Westchester County Local Development Corp. Revenue Bonds
425 5.000 07/01/21 428

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000 05/01/34 1,475
343,420
North Carolina - 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(ae)(Ê) 325 1.375 05/01/34 334
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 9,525 5.000 10/01/41 9,949
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 7,500 5.000 10/01/44 8,296
North Carolina Housing Finance Agency Revenue Bonds
3,190 4.250 07/01/47 3,528
North Carolina Medical Care Commission Revenue Bonds
250 4.000 01/01/25 264
North Carolina Medical Care Commission Revenue Bonds
240 4.000 01/01/26 256
North Carolina Medical Care Commission Revenue Bonds
565 5.000 01/01/27 638
North Carolina Medical Care Commission Revenue Bonds
790 5.000 01/01/28 905
North Carolina Medical Care Commission Revenue Bonds
560 5.000 01/01/29 642
North Carolina Medical Care Commission Revenue Bonds
655 5.000 01/01/30 747
North Carolina Medical Care Commission Revenue Bonds
700 5.000 10/01/30 801
North Carolina Medical Care Commission Revenue Bonds
625 5.000 01/01/31 711
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000 11/01/31 2,488
North Carolina Medical Care Commission Revenue Bonds
500 5.000 01/01/38 556
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 02/01/24 2,252
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000 01/01/28 1,605
33,972
Ohio - 1.9%
American Municipal Power, Inc. Revenue Bonds
875 5.000 02/15/25 1,024
American Municipal Power, Inc. Revenue Bonds
140 5.000 02/15/26 169
American Municipal Power, Inc. Revenue Bonds
175 5.000 02/15/27 217
American Municipal Power, Inc. Revenue Bonds
215 5.000 02/15/28 273
American Municipal Power, Inc. Revenue Bonds
165 5.000 02/15/29 213
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
85 5.000 06/01/34 109
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000 06/01/37 2,352
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,500 5.000 06/01/55 2,808
City of Columbus General Obligation Unlimited
4,685 4.000 04/01/33 5,416
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000 10/01/34 828
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000 10/01/35 862
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000 10/01/36 694
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000 12/01/27 1,205
County of Cuyahoga Certificate of Participation
14,065 5.000 12/01/27 15,625
County of Cuyahoga Certificate of Participation
1,990 5.000 12/01/28 2,202
County of Franklin Revenue Bonds
330 5.250 11/15/40 371
County of Hamilton Revenue Bonds
1,350 5.000 01/01/31 1,496
Cuyahoga County Hospital Revenue Bonds
7,450 5.000 02/15/37 8,708
Cuyahoga Metropolitan Housing Authority Revenue Bonds
450 2.000 12/01/31 449
Elyria City School District General Obligation Unlimited
(µ) 375 4.000 12/01/21 383
Euclid City School District Certificated Participation
(µ) 175 4.000 12/01/30 202
Euclid City School District Certificated Participation
(µ) 185 4.000 12/01/31 213
Euclid City School District Certificated Participation
(µ) 130 4.000 12/01/32 149
Euclid City School District Certificated Participation
(µ) 135 4.000 12/01/33 155
Euclid City School District Certificated Participation
(µ) 110 4.000 12/01/34 127
Euclid City School District Certificated Participation
(µ) 215 4.000 12/01/35 247
Euclid City School District Certificated Participation
(µ) 445 4.000 12/01/36 512

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Euclid City School District Certificated Participation
(µ) 380 4.000 12/01/38 437
Hillsdale Local School District Certificate Of Participation
(µ) 3,050 4.000 12/01/32 3,671
Miami University Revenue Bonds
450 5.000 09/01/36 457
Middletown City School District General Obligation Unlimited
(ae) 5 5.250 12/01/34 5
Northeast Ohio Medical University Revenue Bonds
50 4.000 12/01/35 58
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875 02/01/26 1,046
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000 01/01/28 52
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000 07/01/31 636
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000 07/01/33 913
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000 07/01/34 510
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000 07/01/36 789
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000 07/01/37 680
Ohio Housing Finance Agency Revenue Bonds
2,425 4.500 09/01/48 2,712
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 100 3.750 12/01/31 101
State of Ohio Revenue Bonds
3,500 5.000 12/15/22 3,689
State of Ohio Revenue Bonds
2,815 5.000 12/15/23 2,966
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000 07/01/29 2,151
West Carrollton City School District General Obligation Unlimited
1,080 4.000 12/01/21 1,104
68,986
Oklahoma - 0.6%
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000 09/01/31 4,434
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000 06/01/24 930
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/22 1,047
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/26 1,192
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000 08/15/28 2,340
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000 08/15/33 3,655
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250 08/15/43 3,654
Oklahoma Housing Finance Agency Revenue Bonds
1,325 4.750 09/01/48 1,499
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000 04/01/33 1,855
20,606
Oregon - 0.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000 06/15/26 626
City of Portland Sewer System Revenue Bonds
340 5.000 05/01/30 451
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(ae)(Ê) 1,130 5.000 03/01/40 1,285
Morrow County School District No. 1 General Obligation Unlimited
(µ) 1,955 5.500 06/15/21 1,967
Oregon State Business Development Commission Revenue Bonds
(~)(ae)(Ê) 1,950 2.400 12/01/40 2,038
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/28 63
Oregon State Facilities Authority Revenue Bonds
75 5.000 10/01/29 96
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/35 64
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000 10/01/36 789
Port of Morrow General Obligation Limited
100 4.000 12/01/21 102
State of Oregon General Obligation Unlimited
150 1.250 08/01/27 150
State of Oregon General Obligation Unlimited
120 1.375 08/01/28 120
State of Oregon General Obligation Unlimited
125 1.500 08/01/29 125
State of Oregon General Obligation Unlimited
500 5.000 12/01/31 615
State of Oregon General Obligation Unlimited
2,000 4.000 05/01/39 2,466
State of Oregon General Obligation Unlimited
1,000 4.000 05/01/40 1,230

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Oregon General Obligation Unlimited
1,230 4.250 06/01/49 1,365
13,552
Pennsylvania - 5.5%
Allegheny County Higher Education Building Authority Revenue Bonds
615 5.000 10/15/21 625
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000 10/15/26 935
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000 10/15/27 979
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000 10/15/28 1,013
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000 04/01/30 1,428
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000 06/01/35 1,168
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/31 2,883
Allentown City School District General Obligation Limited
(µ) 4,385 5.000 02/01/33 5,577
Allentown City School District General Obligation Limited
(µ) 1,000 4.000 02/01/36 1,167
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/37 2,830
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/25 57
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/26 58
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/27 59
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/28 60
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/29 61
Bucks County Industrial Development Authority Revenue Bonds
75 5.000 07/01/30 93
Bucks County Industrial Development Authority Revenue Bonds
330 5.000 10/01/30 374
Bucks County Industrial Development Authority Revenue Bonds
350 5.000 10/01/31 397
Bucks County Industrial Development Authority Revenue Bonds
610 5.000 07/01/33 758
Bucks County Industrial Development Authority Revenue Bonds
535 5.000 07/01/34 662
Bucks County Industrial Development Authority Revenue Bonds
415 5.000 07/01/35 512
Bucks County Industrial Development Authority Revenue Bonds
635 5.000 07/01/36 781
Bucks County Industrial Development Authority Revenue Bonds
1,340 5.000 07/01/37 1,643
Bucks County Industrial Development Authority Revenue Bonds
1,390 5.000 07/01/38 1,700
Bucks County Industrial Development Authority Revenue Bonds
1,440 5.000 07/01/39 1,756
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 17,325 1.660 10/01/34 17,123
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375 03/01/28 301
City of Erie General Obligation Unlimited
(µ) 3,750 3.208 11/15/37 2,300
City of Erie Higher Education Building Authority Revenue Bonds
100 4.000 05/01/36 113
City of Erie Higher Education Building Authority Revenue Bonds
50 4.000 05/01/41 56
City of Lancaster General Obligation Unlimited
(µ) 375 5.000 05/01/27 462
City of Philadelphia Airport Revenue Bonds
1,000 4.000 07/01/35 1,201
City of Philadelphia General Obligation Unlimited
(ae) 3,210 5.250 07/15/27 3,242
City of Philadelphia General Obligation Unlimited
(~)(Ê) 27,285 0.140 08/01/31 27,285
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/33 6,174
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/34 6,164
City of Scranton General Obligation Unlimited
(Þ) 1,815 5.000 09/01/21 1,835
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000 09/01/22 2,009
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000 11/15/38 1,094
City of York General Obligation Unlimited
105 5.000 11/15/24 109
City of York General Obligation Unlimited
955 5.000 11/15/26 999
City of York General Obligation Unlimited
1,755 5.000 11/15/27 1,835
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000 12/01/24 462
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000 12/01/26 364
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000 12/01/27 390

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000 06/01/39 14,852
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000 08/15/23 6,741
County of Luzerne General Obligation Unlimited
(µ) 500 5.000 12/15/27 621
Dauphin County General Authority Revenue Bonds
(Þ) 1,750 4.000 10/15/22 1,776
Dauphin County General Authority Revenue Bonds
(Þ) 700 4.250 10/15/26 734
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000 11/01/27 1,241
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000 11/01/28 1,264
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250 11/01/33 1,672
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 10,038
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000 12/01/28 429
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000 06/01/44 172
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000 06/01/44 341
Latrobe Industrial Development Authority Revenue Bonds
175 5.000 03/01/31 215
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000 09/01/30 1,162
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/37 175
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/38 174
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/39 174
North Allegheny School District General Obligation Limited
1,000 4.000 05/01/35 1,177
North Penn Water Authority Revenue Bonds
1,190 5.000 11/01/30 1,218
North Pocono School District General Obligation Limited
(µ) 885 4.000 09/15/31 1,060
North Pocono School District General Obligation Limited
(µ) 250 4.000 09/15/32 298
Northampton County General Purpose Authority Revenue Bonds
150 5.000 10/01/31 171
Northern Tioga School District General Obligation Limited
(µ) 650 5.000 04/01/30 804
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000 03/15/36 172
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000 04/01/39 1,618
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,195 6.250 06/01/33 2,773
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000 12/01/36 958
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000 12/01/38 950
Pennsylvania Turnpike Commission Revenue Bonds
630 5.000 12/01/43 780
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,630 5.000 12/01/44 3,290
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250 12/01/44 5,795
Philadelphia Authority for Industrial Development Revenue Bonds
380 5.875 06/15/22 391
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 305 5.000 06/15/25 349
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 660 5.000 06/15/27 786
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 415 5.000 06/15/28 502
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 440 5.000 06/15/29 526
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000 12/01/29 633
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/30 118
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000 01/01/33 2,252
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,250 5.000 07/01/21 1,258
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000 07/01/28 594
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625 07/01/42 1,575
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000 09/01/34 451
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000 09/01/34 192
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000 09/01/35 90
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000 09/01/35 337
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/36 1,648
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/37 1,642

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000 09/01/38 1,309
Reading School District General Obligation Limited
(µ) 785 5.000 03/01/35 954
Reading School District General Obligation Limited
(µ) 720 5.000 03/01/36 873
School District of Philadelphia (The) General Obligation Limited
(µ) 4,445 5.000 09/01/27 5,420
Scranton School District General Obligation Unlimited
(µ) 490 5.000 06/01/32 607
Scranton School District General Obligation Unlimited
(µ) 330 5.000 12/01/33 402
Scranton School District General Obligation Unlimited
(µ) 575 5.000 06/01/34 708
Scranton School District General Obligation Unlimited
(µ) 560 5.000 06/01/36 686
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000 08/01/26 1,089
State Public School Building Authority Revenue Bonds
(ae) 3,030 5.000 04/01/25 3,165
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/28 1,049
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/29 1,049
The Berks County Municipal Authority Revenue Bonds (~)
(ae)(Ê) 1,045 5.000 02/01/40 1,084
Upper Merion Area School District General Obligation Limited
250 3.000 01/15/40 271
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000 09/01/37 589
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000 04/01/28 1,218
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000 04/01/30 3,509
Westmoreland County Industrial Development Authority Revenue Bonds
70 5.000 07/01/27 84
Westmoreland County Industrial Development Authority Revenue Bonds
80 5.000 07/01/28 98
Westmoreland County Industrial Development Authority Revenue Bonds
85 5.000 07/01/29 105
Westmoreland County Industrial Development Authority Revenue Bonds
60 5.000 07/01/30 75
201,627
Puerto Rico - 2.7%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/21 1,008
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000 07/01/22 525
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375 07/01/25 1,320
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250 07/01/26 1,017
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250 07/01/27 431
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/27 1,029
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000 07/01/31 653
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,670 5.000 07/01/35 9,017
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500 07/01/28 2,118
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,580 5.000 07/01/33 5,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
850 5.125 07/01/37 896
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000 07/01/31 353
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500 07/01/36 1,146
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000 07/01/23 386
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,169
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250 07/01/22 811
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500 07/01/26 82
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000 07/01/27 976
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 700 5.500 07/01/28 790
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500 07/01/29 382
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 40 5.500 07/01/31 49
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250 07/01/32 84
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/33 625

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 360 5.250 07/01/34 439
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250 07/01/35 1,414
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250 07/01/36 6,309
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750 07/01/38 506
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/38 281
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/41 310
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 1,565 5.500 07/01/27 1,726
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000 08/01/27 3,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953 07/01/27 3,408
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071 07/01/29 275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171 07/01/31 1,947
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,039 3.450 07/01/33 2,921
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500 07/01/34 10,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
23,536 4.329 07/01/40 25,727
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,175 4.550 07/01/40 1,301
98,598
Rhode Island - 0.2%
Providence Public Building Authority Revenue Bonds
(µ) 500 5.875 06/15/26 503
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000 09/15/34 2,111
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000 09/01/22 639
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000 08/15/27 250
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000 05/15/28 2,949
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000 05/15/29 1,470
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000 05/15/32 480
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/33 383
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/36 380
9,165
South Carolina - 0.9%
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000 12/01/27 1,239
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000 12/01/27 1,418
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000 12/01/28 1,737
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000 12/01/30 1,894
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000 12/01/32 1,905
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000 12/01/33 1,306
South Carolina Economic Development Authority Revenue Bonds
(ae) 3,800 5.250 08/01/30 4,231
South Carolina Public Service Authority Revenue Bonds
3,500 5.000 12/01/30 4,007
South Carolina Public Service Authority Revenue Bonds
2,080 5.000 12/01/31 2,538
South Carolina Public Service Authority Revenue Bonds
200 5.000 12/01/34 229
South Carolina Public Service Authority Revenue Bonds
3,670 5.000 12/01/36 3,763
South Carolina Public Service Authority Revenue Bonds
1,750 4.000 12/01/37 2,083
South Carolina Transportation Infrastructure Bank Revenue Bonds
(USD 1 Month
LIBOR + 0.450%)(ae)(Ê) 2,845 0.566 10/01/31 2,847
Spartanburg Regional Health Services District Revenue Bonds
2,100 5.000 04/15/32 2,187
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000 12/01/26 1,598
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000 06/01/31 610
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000 06/01/32 811
34,403
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds
730 5.000 08/01/32 935

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Dakota Health & Educational Facilities Authority Revenue Bonds
(~)(ae)(Ê) 500 5.000 07/01/33 560
1,495
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000 10/01/26 691
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000 08/01/35 233
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000 10/01/23 694
City of Memphis General Obligation Limited
2,500 5.000 06/01/28 3,036
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000 07/01/40 795
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000 04/01/29 2,096
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000 10/01/27 1,259
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
2,210 5.000 07/01/35 2,659
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 2,440 5.000 02/01/50 2,798
Tennessee Housing Development Agency Revenue Bonds
3,640 4.500 07/01/49 4,073
18,334
Texas - 5.8%
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000 08/15/26 1,136
Arlington Higher Education Finance Corp. Revenue Bonds
450 5.000 12/01/27 559
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/28 619
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000 12/01/33 959
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000 12/01/34 793
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000 08/01/23 1,156
Austin Community College District Public Facility Corp. Revenue Bonds
1,080 5.000 08/01/24 1,243
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000 07/15/31 1,823
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000 07/15/33 1,549
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/32 274
Brazoria County Toll Road Authority Revenue Bonds
200 5.000 03/01/33 244
Central Texas Regional Mobility Authority Revenue Bonds
1,695 5.000 01/01/27 2,013
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000 01/01/35 1,375
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000 01/01/36 1,067
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000 01/01/36 1,705
Central Texas Regional Mobility Authority Revenue Bonds
1,735 5.000 01/01/37 2,212
Central Texas Regional Mobility Authority Revenue Bonds
400 5.000 01/01/38 515
Central Texas Regional Mobility Authority Revenue Bonds
500 5.000 01/01/39 642
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000 01/01/40 1,876
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717 08/15/23 848
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/23 555
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/42 556
City of Arlington Special Tax
(µ) 1,785 5.000 02/15/34 2,163
City of Arlington Special Tax
(µ) 3,795 5.000 02/15/37 4,683
City of Austin Electric Utility Revenue Bonds
2,155 5.000 11/15/39 2,764
City of Celina Special Assessment
125 3.625 09/01/30 129
City of Celina Special Assessment
575 4.800 09/01/37 638
City of Celina Special Assessment
230 4.250 09/01/40 242
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000 07/15/22 1,820
City of Donna Revenue Bonds
(µ) 1,090 5.000 02/15/31 1,220
City of El Paso Water & Sewer Revenue Bonds
3,030 5.000 03/01/25 3,429
City of Fort Worth Revenue Bonds
2,050 5.250 03/01/36 2,327
City of Hackberry Revenue Bonds
1,710 4.625 09/01/37 1,912

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hackberry Revenue Bonds
1,350 4.500 09/01/38 1,522
City of Houston Airport System Revenue Bonds
1,660 5.000 07/01/30 2,096
City of Houston Airport System Revenue Bonds
1,655 5.000 07/01/32 2,077
City of Houston Combined Utility System  Revenue Bonds
(µ) 5,000 Zero coupon 12/01/28 4,612
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000 09/01/27 1,656
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000 09/01/34 1,446
City of Justin Special Assessment
(Þ) 455 4.125 09/01/23 471
City of Justin Special Assessment
(Þ) 910 4.625 09/01/28 1,024
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750 09/01/28 331
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250 09/01/38 699
City of Midlothian Special Assessment
(Þ) 280 2.875 09/15/26 282
City of Mission General Obligation Limited
(µ) 525 5.000 02/15/27 644
City of Mission General Obligation Limited
(µ) 225 5.000 02/15/28 283
City of Mission General Obligation Limited
(µ) 100 5.000 02/15/29 128
City of Princeton Special Assessment
(Þ) 250 2.750 09/01/25 257
City of Princeton Special Assessment
(Þ) 540 4.375 09/01/28 589
City of Round Rock Utility System Revenue Bonds
1,000 5.000 08/01/24 1,149
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000 02/01/26 5,704
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000 02/01/31 1,659
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(ae)(Ê) 3,835 1.750 02/01/33 3,987
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000 02/01/34 1,379
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000 02/01/34 2,492
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000 02/01/35 1,555
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/36 1,745
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/37 1,743
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 3,235 0.933 08/15/35 3,232
County of Kaufman General Obligation Unlimited
500 4.000 02/15/36 601
County of Kaufman General Obligation Unlimited
750 4.000 02/15/37 899
County of Kaufman General Obligation Unlimited
895 4.000 02/15/39 1,063
Dallas Independent School District General Obligation Unlimited
1,590 5.000 08/15/32 1,837
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000 11/01/27 3,650
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250 11/01/28 1,120
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250 11/01/29 2,238
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250 11/01/30 1,676
Decatur Hospital Authority Revenue Bonds
1,250 5.250 09/01/29 1,416
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000 10/01/35 410
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000 10/01/36 300
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000 10/01/37 1,194
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000 10/01/38 1,590
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375 01/01/33 1,471
Harris County Toll Road Authority (The) Revenue Bonds
1,500 4.000 08/15/33 1,856
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/34 1,234
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/35 1,231
Harris County Toll Road Authority (The) Revenue Bonds
1,375 4.000 08/15/36 1,686
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000 11/15/26 1,125
Harris County-Houston Sports Authority Revenue Bonds
750 5.000 11/15/27 842
Harris County-Houston Sports Authority Revenue Bonds
1,445 5.000 11/15/28 1,626
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000 11/15/29 2,529

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000 11/15/32 1,669
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000 08/15/28 1,852
Houston Higher Education Finance Corp. Revenue Bonds
60 3.375 10/01/37 60
Houston Independent School District General Obligation Unlimited
(~)(ae)(Ê) 715 2.400 06/01/36 716
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000 02/15/31 644
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000 02/15/32 1,329
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000 02/15/33 1,388
Karnes County Hospital District Revenue Bonds
2,020 5.000 02/01/29 2,222
La Joya Independent School District General Obligation Limited
(µ) 1,415 5.000 02/15/26 1,693
La Joya Independent School District General Obligation Limited
(µ) 600 5.000 02/15/31 731
La Joya Independent School District General Obligation Limited
(µ) 735 5.000 02/15/33 891
Leander Independent School District General Obligation Unlimited
625 4.327 08/15/38 299
Leander Independent School District General Obligation Unlimited
(ae) 600 4.625 08/15/43 217
Leander Independent School District General Obligation Unlimited
(ae) 1,425 4.746 08/15/45 456
Lower Colorado River Authority Revenue Bonds
2,000 5.500 05/15/31 2,202
Lubbock Independent School District General Obligation Unlimited
1,000 4.000 02/15/40 1,169
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600 11/01/29 1,234
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 1,300 0.100 08/01/34 1,300
Mitchell County Hospital District General Obligation Limited
105 5.250 02/15/30 113
Mitchell County Hospital District General Obligation Limited
55 5.375 02/15/35 62
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000 09/15/30 1,890
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000 04/01/22 677
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625 04/01/23 195
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000 07/01/26 482
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000 04/01/29 563
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000 07/01/31 171
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/31 600
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000 07/01/32 148
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000 07/01/32 299
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000 07/01/33 358
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000 04/01/34 1,971
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000 04/01/35 1,380
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/38 595
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000 01/01/31 2,247
North Texas Tollway Authority Revenue Bonds
3,735 5.000 01/01/23 4,024
North Texas Tollway Authority Revenue Bonds
3,975 5.000 01/01/29 4,609
North Texas Tollway Authority Revenue Bonds
1,000 5.000 01/01/32 1,213
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000 02/01/29 539
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000 02/01/34 2,667
Royse City Special Assessment
(Þ) 155 3.125 09/15/25 159
Royse City Special Assessment
(Þ) 175 4.125 09/15/39 190
Royse City Special Assessment
(Þ) 100 4.125 09/15/40 107
San Antonio Water System Revenue Bonds
(~)(ae)(Ê) 2,000 2.625 05/01/49 2,138
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000 09/01/27 48
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000 09/01/29 55
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/32 63
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000 09/01/33 541
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000 09/01/33 1,548

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/34 63
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000 09/01/35 283
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000 09/01/36 96
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000 09/01/37 901
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
2,950 6.250 12/15/26 3,465
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,360 0.670 09/15/27 1,370
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,000 5.000 12/15/22 1,075
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,250 5.000 12/15/23 1,398
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,000 5.000 12/15/28 1,266
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
4,000 5.000 12/15/31 5,297
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000 12/31/30 384
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,000 4.000 06/30/32 3,570
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
1,450 4.000 12/31/32 1,719
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/33 4,434
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/34 4,421
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000 12/31/36 2,922
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000 12/31/39 583
Town of Flower Mound Special Assessment
(Þ) 750 3.250 09/01/31 745
Town of Flower Mound Special Assessment
(Þ) 800 3.500 09/01/36 792
University of Texas Revenue Bonds
1,315 5.000 08/15/26 1,621
Uptown Development Authority Tax Allocation
820 5.000 09/01/35 945
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000 12/01/32 592
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000 12/01/33 1,180
Viridian Municipal Management District Special Assessment
266 3.000 12/01/22 271
Viridian Municipal Management District Special Assessment
250 2.375 12/01/25 254
Viridian Municipal Management District Special Assessment
748 3.750 12/01/27 818
Viridian Municipal Management District Special Assessment
2,013 4.125 12/01/37 2,170
211,761
Utah - 1.1%
Alpine School District General Obligation Unlimited
8,000 5.000 03/15/22 8,340
City of Lehi Sales Tax Revenue Bonds
500 4.000 06/01/33 585
Nebo School District Local Building Authority Revenue Bonds
505 5.000 07/01/21 509
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000 01/15/28 279
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000 09/01/31 252
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/24 111
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/25 113
Utah Infrastructure Agency Revenue Bonds
135 5.000 10/15/26 163
Utah Infrastructure Agency Revenue Bonds
1,505 5.000 10/15/27 1,865
Utah Infrastructure Agency Revenue Bonds
130 5.000 10/15/28 162
Utah Infrastructure Agency Revenue Bonds
4,260 5.000 10/15/29 5,210
Utah Infrastructure Agency Revenue Bonds
155 5.000 10/15/30 192
Utah Infrastructure Agency Revenue Bonds
1,650 5.000 10/15/32 1,986
Utah Infrastructure Agency Revenue Bonds
685 4.000 10/15/33 800
Utah Infrastructure Agency Revenue Bonds
1,785 5.250 10/15/33 2,166
Utah Infrastructure Agency Revenue Bonds
380 4.000 10/15/34 443
Utah Infrastructure Agency Revenue Bonds
1,000 5.000 10/15/34 1,195
Utah Infrastructure Agency Revenue Bonds
500 4.000 10/15/36 579
Utah Infrastructure Agency Revenue Bonds
1,215 5.000 10/15/40 1,438

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds
275 4.000 10/15/26 315
Utah State Charter School Finance Authority Revenue Bonds
285 4.000 10/15/27 331
Utah State Charter School Finance Authority Revenue Bonds
300 4.000 10/15/28 353
Utah State Charter School Finance Authority Revenue Bonds
310 4.000 10/15/29 368
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000 04/15/30 1,211
Utah State Charter School Finance Authority Revenue Bonds
525 4.000 04/15/33 604
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000 10/15/33 1,326
Utah State Charter School Finance Authority Revenue Bonds
460 5.000 04/15/34 561
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000 04/15/35 1,293
Utah State Charter School Finance Authority Revenue Bonds
1,435 4.000 04/15/40 1,649
Utah Transit Authority Revenue Bonds
(µ) 2,000 5.250 06/15/32 2,746
Utah Transit Authority Revenue Bonds
1,860 5.000 12/15/35 2,319
39,464
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 440 5.000 07/01/24 475
Vermont Housing Finance Agency Revenue Bonds
1,865 4.750 11/01/48 2,082
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000 10/01/31 1,409
3,966
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds
2,670 5.000 10/01/25 2,676
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000 10/01/29 2,391
Virgin Islands Public Finance Authority Revenue Bonds
760 6.625 10/01/29 766
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000 10/01/32 1,765
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,300
8,898
Virginia - 0.4%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000 03/01/26 485
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125 03/01/31 948
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000 11/01/23 3,437
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 300 1.900 02/01/32 308
Chesapeake Hospital Authority Revenue Bonds
800 4.000 07/01/35 939
Chesapeake Hospital Authority Revenue Bonds
775 4.000 07/01/36 907
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000 07/01/37 1,407
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 350 1.800 11/01/35 355
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 175 1.900 11/01/35 180
Peninsula Ports Authority Revenue Bonds
(~)(ae)(Ê) 350 1.700 10/01/33 357
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000 12/01/29 1,234
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000 12/01/30 1,271
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000 12/01/31 1,324
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/26 52
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/27 54
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/28 61
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/29 67
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/30 56
Salem Economic Development Authority Revenue Bonds
90 5.000 04/01/31 111
Salem Economic Development Authority Revenue Bonds
35 5.000 04/01/32 43
Salem Economic Development Authority Revenue Bonds
80 5.000 04/01/33 97

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/34 61
Salem Economic Development Authority Revenue Bonds
110 5.000 04/01/35 133
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/36 66
Salem Economic Development Authority Revenue Bonds
125 5.000 04/01/37 150
Salem Economic Development Authority Revenue Bonds
55 4.000 04/01/39 60
Salem Economic Development Authority Revenue Bonds
35 4.000 04/01/40 38
Virginia College Building Authority Revenue Bonds
(Þ) 710 5.250 07/01/30 769
Virginia Commonwealth Transportation Board Revenue Bonds
(ae) 485 4.000 03/15/25 501
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000 01/01/45 1,545
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 550 1.900 05/01/33 564
17,580
Washington - 1.2%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000 07/01/35 1,891
County of King Sewer Revenue Bonds
3,085 5.000 01/01/28 3,335
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500 09/01/22 1,023
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000 12/01/34 819
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000 12/01/30 1,080
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000 12/01/31 1,166
Port of Seattle Revenue Bonds
1,285 5.000 03/01/23 1,392
Port of Seattle Revenue Bonds
2,480 5.000 08/01/30 2,624
Spokane Public Facilities District Revenue Bonds
970 5.000 12/01/34 1,126
State of Washington General Obligation Unlimited
7,835 5.000 02/01/25 9,197
State of Washington General Obligation Unlimited
5,205 5.000 07/01/29 6,262
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000 08/15/29 2,774
Washington Health Care Facilities Authority Revenue Bonds
700 5.000 07/01/30 779
Washington Health Care Facilities Authority Revenue Bonds
225 5.000 08/01/35 284
Washington Health Care Facilities Authority Revenue Bonds
535 5.000 08/01/36 671
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/37 357
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/38 356
Washington Health Care Facilities Authority Revenue Bonds
1,625 5.000 10/01/38 2,085
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 715 5.000 08/01/49 857
Washington State Convention Center Public Facilities District Revenue Bonds
1,295 5.000 07/01/37 1,532
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,500 2.375 01/01/26 1,499
Washington State Housing Finance Commission Revenue Bonds
2,505 4.000 12/01/48 2,747
43,856
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000 06/01/35 1,106
State of West Virginia General Obligation Unlimited
1,600 5.000 12/01/36 2,060
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000 01/01/28 2,969
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000 09/01/29 543
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000 09/01/30 606
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000 09/01/31 501
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000 09/01/32 373
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000 01/01/33 285
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000 01/01/34 334
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000 01/01/35 401

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000 01/01/36 824
10,002
Wisconsin - 1.0%
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000 09/01/28 991
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000 09/01/29 1,471
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000 09/01/37 1,816
Public Finance Authority Revenue Bonds
295 5.000 10/01/24 324
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/26 35
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/27 35
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/28 36
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/29 35
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125 11/15/29 1,344
Public Finance Authority Revenue Bonds
860 4.000 01/01/30 959
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/30 41
Public Finance Authority Revenue Bonds
(µ) 45 4.000 07/01/31 52
Public Finance Authority Revenue Bonds
(µ) 55 4.000 07/01/32 64
Public Finance Authority Revenue Bonds
(µ) 25 4.000 07/01/33 29
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/34 23
Public Finance Authority Revenue Bonds
(Þ) 170 4.500 01/01/35 187
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/35 23
Public Finance Authority Revenue Bonds
335 5.000 07/01/35 429
Public Finance Authority Revenue Bonds
(Þ) 115 5.000 12/01/35 131
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/36 34
Public Finance Authority Revenue Bonds
40 5.000 07/01/36 51
Public Finance Authority Revenue Bonds
(µ) 280 4.000 07/01/37 320
Public Finance Authority Revenue Bonds
310 5.000 07/01/37 393
Public Finance Authority Revenue Bonds
600 4.000 11/15/37 692
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/38 382
Public Finance Authority Revenue Bonds
40 5.000 07/01/38 51
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/39 383
Public Finance Authority Revenue Bonds
40 5.000 07/01/39 51
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/40 40
Public Finance Authority Revenue Bonds
40 5.000 07/01/40 50
Public Finance Authority Revenue Bonds
40 5.000 07/01/41 50
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(ae) 5,000 5.000 06/01/26 5,722
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000 07/01/22 6,290
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000 03/15/30 56
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000 02/15/32 2,078
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000 02/15/33 1,296
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/34 1,788
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/35 1,784
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000 02/15/36 1,886
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000 07/01/38 760
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 0.770 08/15/54 4,188
36,370
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625 07/15/39 4,310

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Laramie Revenue Bonds
1,000 4.000 05/01/22 1,000
5,310
Total Municipal Bonds
(cost $3,255,458) 3,465,498
Short-Term Investments - 4.6%
U.S. Cash Management Fund (@) 168,077,394 (∞) 168,044
Total Short-Term Investments
(cost $168,044) 168,044
Total Investments - 99.1%
(identified cost $3,423,502) 3,633,542
Other Assets and Liabilities, Net - 0.9%
33,434
Net Assets - 100.0%
3,666,976

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.6%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.68 272
275
California School Finance Authority Revenue Bonds 04/29/21 260,000 102.35 266
266
California School Finance Authority Revenue Bonds 04/29/21 295,000 103.23 305
304
California School Finance Authority Revenue Bonds 04/29/21 215,000 107.98 232
232
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.19 2,609
2,857
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 108.26 379
426
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
132
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.51 493
568
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106.30 1,063
1,149
Celebration Pointe Community Development District Special Assessment 05/16/17 175,000 100.29 176
177
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.27 273
301
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.18 4,709
6,458
City of Justin Special Assessment 03/27/18 455,000 100.00 455
471
City of Justin Special Assessment 03/27/18 910,000 100.00 910
1,024
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
699
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
331
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
282
City of Princeton Special Assessment 04/24/18 540,000 100.00 540
589
City of Princeton Special Assessment 10/02/20 250,000 101.67 254
257
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 100.67 1,827
1,835
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 102.46 1,972
2,009
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
920
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,800,000 100.00 1,800
1,820
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 107.82 108
114
Corkscrew Farms Community Development District Special Assessment 12/13/17 200,000 100.00 200
217
Corkscrew Farms Community Development District Special Assessment 12/13/17 45,000 100.00 45
46
Dauphin County General Authority Revenue Bonds 07/13/17 1,750,000 99.93 1,749
1,776
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
734
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110.99 1,110
1,216
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.18 1,590
1,756
District of Columbia Revenue Bonds 01/29/21 250,000 114.19 285
288
Downtown Doral South Community Development District Special Assessment 09/10/18 310,000 100.00 310
320
DW Bayview Community Development District Special Assessment 02/05/21 50,000 100.00 50
50
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
60
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.37 60
63
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.81 35
36
East Bonita Beach Road Community Development District Special Assessment 08/29/18 70,000 100.00 70
72
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.82 339
371
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107.55 108
112
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.26 140
147
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113.57 114
119
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 103.04 232
253
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.48 804
939
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.71 151
176
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
722
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
464
Harmony West Community Development District Special Assessment 06/19/18 255,000 100.00 255
262
Hills Minneola Community Development District Special Assessment 07/16/20 220,000 100.00 220
224
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
148
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
362
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
253
Kingman Gate Community Development District Special Assessment 03/03/21 200,000 100.00 200
201
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 315,000 100.00 315
324
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.04 309
339
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
590
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.48 532
590
Nevada Department of Business & Industry Revenue Bonds 08/31/17 185,000 100.00 185
187
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105.44 359
383
Nevada Department of Business & Industry Revenue Bonds 04/06/18 640,000 100.00 640
707
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 105.02 677
705
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.16 789
789

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 111.52 340
349
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 114.78 758
786
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 115.05 506
526
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 116.08 482
502
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.32 100
101
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.47 1,231
1,344
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
187
Public Finance Authority Revenue Bonds 12/03/20 115,000 112.05 129
131
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.48 298
301
Rivers Edge III Community Development District Special Assessment 04/07/21 260,000 99.67 259
260
Royse City Special Assessment 06/30/20 175,000 102.91 180
190
Royse City Special Assessment 07/15/20 155,000 100.00 155
159
Royse City Special Assessment 07/15/20 100,000 100.00 100
107
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.62 125
126
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.13 545
599
Tempe Industrial Development Authority Revenue Bonds 12/20/17 2,975,000 100.06 2,976
2,976
Timber Creek Community Development District Special Assessment 06/20/18 170,000 100.00 170
175
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
620
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.82 399
440
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
324
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
745
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
792
V-Dana Community Development District Special Assessment 04/01/21 375,000 100.00 375
377
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.36 124
126
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
55
Veranda Community Development District II Special Assessment 02/24/21 45,000 100.00 45
45
Verano No. 3 Community Development District Special Assessment 04/16/21 100,000 100.00 100
100
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
121
Village Community Development District No. 12 Special Assessment 03/16/18 1,490,000 100.00 1,490
1,637
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 102.90 731
769
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,499
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825 834
57,003
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 1,550 USD 192,103 06/21
(100)
United States 10 Year Treasury Note Futures 805 USD 106,286 06/21
1,833
United States 10 Year Ultra Treasury Note Futures 116 USD 16,883 06/21 225
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,958
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 53,528 $ —
$ —
$ 53,528 1.4
Alaska — 7,289 —
—
7,289 0.2

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Arizona — 52,586 —
—
52,586 1.4
Arkansas — 14,209 —
—
14,209 0.4
California — 269,181 —
—
269,181 7.3
Colorado — 103,366 —
—
103,366 2.8
Connecticut — 83,607 —
—
83,607 2.3
Delaware — 9,935 —
—
9,935 0.3
District of Columbia — 32,413 —
—
32,413 0.9
Florida — 222,816 —
—
222,816 6.1
Georgia — 50,888 —
—
50,888 1.4
Guam — 61,820 —
—
61,820 1.7
Hawaii — 8,298 —
—
8,298 0.2
Idaho — 18,115 —
—
18,115 0.5
Illinois — 518,879 —
—
518,879 14.2
Indiana — 13,429 —
—
13,429 0.4
Iowa — 29,853 —
—
29,853 0.8
Kansas — 12,741 —
—
12,741 0.3
Kentucky — 42,330 —
—
42,330 1.2
Louisiana — 82,431 —
—
82,431 2.2
Maine — 4,544 —
—
4,544 0.1
Maryland — 24,622 —
—
24,622 0.7
Massachusetts — 38,261 —
—
38,261 1.0
Michigan — 134,793 —
—
134,793 3.7
Minnesota — 11,010 —
—
11,010 0.3
Mississippi — 51,925 —
—
51,925 1.4
Missouri — 26,057 —
—
26,057 0.7
Montana — 7,046 —
—
7,046 0.2
Nebraska — 9,801 —
—
9,801 0.3
Nevada — 38,981 —
—
38,981 1.1
New Hampshire — 20,685 —
—
20,685 0.6
New Jersey — 185,287 —
—
185,287 5.1
New Mexico — 3,407 —
—
3,407 0.1
New York — 343,420 —
—
343,420 9.4
North Carolina — 33,972 —
—
33,972 0.9
Ohio — 68,986 —
—
68,986 1.9
Oklahoma — 20,606 —
—
20,606 0.6
Oregon — 13,552 —
—
13,552 0.4
Pennsylvania — 201,627 —
—
201,627 5.5
Puerto Rico — 98,598 —
—
98,598 2.7
Rhode Island — 9,165 —
—
9,165 0.2
South Carolina — 34,403 —
—
34,403 0.9
South Dakota — 1,495 —
—
1,495 —
*

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Tennessee — 18,334 —
—
18,334 0.5
Texas — 211,761 —
—
211,761 5.8
Utah — 39,464 —
—
39,464 1.1
Vermont — 3,966 —
—
3,966 0.1
Virgin Islands — 8,898 —
—
8,898 0.2
Virginia — 17,580 —
—
17,580 0.4
Washington — 43,856 —
—
43,856 1.2
West Virginia — 10,002 —
—
10,002 0.3
Wisconsin — 36,370 —
—
36,370 1.0
Wyoming — 5,310 —
—
5,310 0.1
Short-Term Investments — — — 168,044 168,044 4.6
Total Investments $ — $ 3,465,498 $ — $ 168,044 $ 3,633,542 99.1
Other Assets and Liabilities, Net
0.9
100.0
Other Financial Instruments
Assets
Futures Contracts 2,058 — — — 2,058 0.1
A
Liabilities
Futures Contracts (100) — — — (100) (—) *
Total Other Financial Instruments
**
$ 1,958 $ — $ — $ — $ 1,958
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,058
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 100
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,077
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 677
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,423,502
Investments, at fair value(>) ...........................................................................................................................................................
3,633,542
Cash ............................................................................................................................................................................................... 14,978
Receivables:
Dividends and interest ....................................................................................................................................................... 39,212
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 324
Fund shares sold ................................................................................................................................................................ 15,035
From broker(a) ................................................................................................................................................................... 704
Variation margin on futures contracts ................................................................................................................................. 1,964
Prepaid expenses ........................................................................................................................................................................... 32
Total assets .................................................................................................................................................
3,705,796
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 35,407
Fund shares redeemed ....................................................................................................................................................... 1,792
Accrued fees to affiliates .................................................................................................................................................... 1,412
Other accrued expenses ..................................................................................................................................................... 209
Total liabilities .............................................................................................................................................
38,820
Net Assets ............................................................................................................................................................
$ 3,666,976

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 161,365
Shares of beneficial interest ...........................................................................................................................................................
1,523
Additional paid-in capital ..............................................................................................................................................................
3,504,088
Net Assets ............................................................................................................................................................
$ 3,666,976
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 24.17
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 25. 11
Class A — Net assets ............................................................................................................................................................. $ 38,625,791
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,598,365
Net asset value per share: Class C(#) ............................................................................................................................................. $ 24.01
Class C — Net assets ............................................................................................................................................................. $ 25,272,876
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,052,423
Net asset value per share: Class M(#) ............................................................................................................................................ $ 24.08
Class M — Net assets ............................................................................................................................................................ $ 900,151,095
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 37,387,149
Net asset value per share: Class S(#) .............................................................................................................................................. $ 24.07
Class S — Net assets ............................................................................................................................................................. $ 2,702,926,050
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 112,294,946
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 168,044
(a)     Receivable from Broker for Futures $ 704
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 26
Interest .............................................................................................................................................................................. 44,733
Total investment income ...............................................................................................................................................................
44,759
Expenses
Advisory fees .................................................................................................................................................................... 5,013
Administrative fees ........................................................................................................................................................... 804
Custodian fees ................................................................................................................................................................... 121
Distribution fees - Class A ................................................................................................................................................ 45
Distribution fees - Class C ................................................................................................................................................ 89
Transfer agent fees - Class A ............................................................................................................................................ 35
Transfer agent fees - Class C ............................................................................................................................................. 24
Transfer agent fees - Class M ............................................................................................................................................ 734
Transfer agent fees - Class S ............................................................................................................................................. 2,549
Professional fees ............................................................................................................................................................... 218
Registration fees ............................................................................................................................................................... 96
Shareholder servicing fees - Class C ................................................................................................................................. 30
Trustees’ fees .................................................................................................................................................................... 71
Printing fees ...................................................................................................................................................................... 65
Miscellaneous ................................................................................................................................................................... 24
Expenses before reductions .............................................................................................................................................. 9,918
Expense reductions ........................................................................................................................................................... (1,362)
Net expenses .................................................................................................................................................................................
8,556
Net investment income (loss) ........................................................................................................................................................
36,203
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 333
Futures contracts .............................................................................................................................................................. 6,077
Net realized gain (loss) ..................................................................................................................................................................
6,410
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 65,801
Futures contracts .............................................................................................................................................................. 677
Net change in unrealized appreciation (depreciation) ................................................................................................................... 66,478
Net realized and unrealized gain (loss) ......................................................................................................................................... 72,888
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 109,091

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 36,203 $ 56,520
Net realized gain (loss) ...................................................................................................................... 6,410 (14,849)
Net change in unrealized appreciation (depreciation) ....................................................................... 66,478 20,137
Net increase (decrease) in net assets from operations ............................................................................. 109,091 61,808
Distributions
To shareholders
Class A .......................................................................................................................................... (389) (724)
Class C .......................................................................................................................................... (182) (377)
Class E(1) ...................................................................................................................................... — (19)
Class M ......................................................................................................................................... (9,252) (13,196)
Class S ........................................................................................................................................... (31,924) (68,115)
Net decrease in net assets from distributions .......................................................................................... (41,747) (82,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 457,074 222,405
Total Net Increase (Decrease) in Net Assets ..........................................................................
524,418 201,782
Net Assets
Beginning of period .................................................................................................................................
3,142,558 2,940,776
End of period ..........................................................................................................................................
$ 3,666,976 $ 3,142,558

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 262 $ 6,325 575 $ 13,541
Proceeds from reinvestment of distributions 16 384 30 713
Payments for shares redeemed (132) (3,187) (291) (6,799)
Net increase (decrease)
146 3,522 314 7,455
Class C
Proceeds from shares sold 212 5,074 280 6,595
Proceeds from reinvestment of distributions 8 182 16 376
Payments for shares redeemed (148) (3,535) (267) (6,263)
Net increase (decrease)
72 1,721 29 708
Class E(1)
Proceeds from shares sold — — 4 96
Proceeds from reinvestment of distributions — — 1 17
Payments for shares redeemed — — (60) (1,422)
Net increase (decrease)
— — (55) (1,309)
Class M
Proceeds from shares sold 17,451 417,607 9,816 230,272
Proceeds from reinvestment of distributions 387 9,240 562 13,189
Payments for shares redeemed (2,063) (49,437) (6,756) (156,590)
Net increase (decrease)
15,775 377,410 3,622 86,871
Class S
Proceeds from shares sold 19,233 461,040 36,592 860,296
Proceeds from reinvestment of distributions 1,335 31,829 2,895 67,915
Payments for shares redeemed (17,501) (418,448) (34,401) (799,531)
Net increase (decrease)
3,067 74,421 5,086 128,680
Total increase (decrease)
19,060 $ 457,074 8,996 $ 222,405
(1)      From November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2021* 23.67 .22 .54 .76 (.26) (.26)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
October 31, 2016 23.23 .56 .22 .78 (.56) (.56)
Class C
April 30, 2021* 23.53 .14 .52 .66 (.18) (.18)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
October 31, 2016 23.10 .39 .22 .61 (.39) (.39)
Class M
April 30, 2021* 23.58 .27 .54 .81 (.31) (.31)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
October 31, 2017(5) 22.68 .40 .40 .80 (.37) (.37)
Class S
April 30, 2021* 23.58 .26 .53 .79 (.30) (.30)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)
October 31, 2016 23.15 .63 .22 .85 (.63) (.63)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Grosse
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
24.17 3.24 38,626 .83 .81 1.87 11
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
23.45 3.37 23,917 .83 .81 2.39 14
24.01 2.82 25,273 1.58 1.52 1.16 11
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
23.32 2.67 32,016 1.58 1.52 1.68 14
24.08 3.46 900,151 .58 .42 2.26 11
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
24.07 3.36 2,702,926 .58 .52 2.16 11
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45
23.37 3.68 1,394,349 .58 .52 2.68 14

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 885,223
Administration fees 142,270
Distribution fees 22,803
Shareholder servicing fees 5,096
Transfer agent fees 341,743
Trustee fees 14,675
$ 1,411,810
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,195 $ 568,070 $ 407,221 $ — $ — $ 168,044 $ 26 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,446,267,528 $ 193,786,120 $ (4,553,596) $ 189,232,524

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Global Infrastructure Fund 593
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,207.80 $ 1,018.30
Expenses Paid During Period* $ 7.17 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,203.60 $ 1,014.58
Expenses Paid During Period* $ 11.26 $ 10.29
* Expenses are equal to the Fund's annualized expense ratio of 2.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,209.70 $ 1,020.03
Expenses Paid During Period* $ 5.26 $ 4.81
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
594 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,208.60 $ 1,019.54
Expenses Paid During Period* $ 5.80 $ 5.31
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,209.70 $ 1,020.43
Expenses Paid During Period* $ 4.8 2 $ 4.4 1
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.5%
Australia - 8.4%
APA Group 6,445 50
Atlas Arteria, Ltd. 133,567 622
Aurizon Holdings, Ltd. 234,413 678
AusNet Services(Æ) 74,847 109
Cleanaway Waste Management, Ltd.(Æ) 16,842 37
NEXTDC, Ltd.(Æ) 13,244 118
Qube Holdings, Ltd. 247,714 575
Spark Infrastructure Group 13,858 24
Sydney Airport(Æ) 288,819 1,379
Transurban Group - ADR(Æ) 427,553 4,671
8,263
Austria - 0.1%
Flughafen Wien AG(Æ) 2,742 100
Belgium - 0.1%
Elia System Operator SA 520 56
Brazil - 0.8%
Alupar Investimento SA 17,720 88
CCR SA 199,900 443
Neoenergia SA 17,900 53
Omega Geracao SA(Æ) 11,300 81
Santos Brasil Participacoes SA 71,300 93
Transmissora Alianca de Energia
Eletrica SA 5,261 40
798
Canada - 9.3%
AltaGas , Ltd. - ADR 3,904 73
Brookfield Infrastructure Partners, LP 1,586 85
Canadian National Railway Co. 1,844 199
Canadian Pacific Railway, Ltd. 905 338
Emera , Inc.(Ñ) 8,322 378
Enbridge, Inc. 75,135 2,898
Fortis, Inc. 1,751 78
GFL Environmental, Inc. 2,508 83
Gibson Energy, Inc. 16,600 303
Pembina Pipeline Corp. 61,437 1,896
TC Energy Corp.(Æ) 56,212 2,781
Westshore Terminals Investment Corp. 3,055 50
9,162
China - 3.1%
China Everbright Environment Group,
Ltd. 49,000 31
China Gas Holdings, Ltd. 196,800 711
China Merchants Port Holdings Co., Ltd. 184,000 294
China Resources Gas Group, Ltd. 16,000 87
COSCO SHIPPING Ports, Ltd. 254,000 213
ENN Energy Holdings, Ltd. 9,318 159
GDS Holdings, Ltd. - ADR(Æ) 386 32
Guangdong Investment, Ltd. 401,643 618
Jiangsu Expressway Co., Ltd. Class H 580,685 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhejiang Expressway Co., Ltd. Class H 214,000 186
3,014
Denmark - 0.5%
Orsted A/S Class A(Þ) 3,579 520
France - 8.9%
Aeroports de Paris(Æ) 14,223 1,824
Eiffage SA 13,748 1,506
Electricite de France SA 2,654 39
Engie SA 60,413 898
Getlink SE 113,835 1,810
Rubis SCA 16,291 765
SUEZ SA 484 11
Vinci SA 17,105 1,879
8,732
Germany - 1.5%
E.ON SE 45,317 546
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 5,184 344
RWE AG 9,015 341
Vantage Towers AG(Æ) 8,124 252
1,483
Guernsey - 0.0%
Cordiant Digital Infrastructure, Ltd.(Æ)
(Þ) 22,439 31
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 21,011 129
CLP Holdings, Ltd. 30,845 304
HKBN, Ltd. 57,500 84
Hong Kong & China Gas Co., Ltd. 42,000 68
585
India - 0.1%
Power Grid Corp. of India, Ltd. 26,506 79
Italy - 6.0%
ACEA SpA 2,047 46
ASTM SpA (Æ) 8,078 251
Atlantia SpA (Æ) 144,172 2,819
Enav SpA (Þ) 26,386 123
Enel SpA 116,480 1,160
Hera SpA 71,608 288
Infrastrutture Wireless Italiane SpA (Þ) 55,410 647
Iren SpA - ADR 14,285 43
Italgas SpA 2,136 14
Snam Rete Gas SpA 12,103 68
Terna Rete Elettrica Nazionale SpA 62,893 463
5,922
Japan - 1.0%
East Japan Railway Co. 3,968 271
Japan Airport Terminal Co., Ltd.(Æ) 2,800 126
Kamigumi Co., Ltd. 16,513 321

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
596 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansai Electric Power Co., Inc. (The) 7,700 77
Tokyo Gas Co., Ltd. 7,900 160
955
Mexico - 3.5%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 29,400 183
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ)(Ñ) 8,001 398
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 17,372 179
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 8,111 833
Grupo Aeroportuario del Sureste SAB de
CV Class B 62,319 1,054
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 1,659 282
Promotora y Operadora de
Infraestructura SAB de CV 67,637 523
Promotora y Operadora de
Infraestructura SAB de CV Class L 6,548 35
3,487
Netherlands - 0.1%
Koninklijke Vopak NV 3,056 140
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 329,059 1,785
Port of Tauranga, Ltd. 39,066 207
1,992
Philippines - 0.4%
Converge ICT Solutions, Inc.(Æ) 408,600 158
International Container Terminal
Services, Inc. 71,845 194
352
Portugal - 0.1%
Energias de Portugal SA 17,906 99
REN - Redes Energeticas Nacionais
SGPS SA 4,357 13
112
Singapore - 0.2%
NetLink NBN Trust 199,372 145
Parkway Life Real Estate Investment
Trust(Æ)(ö) 18,617 59
204
Spain - 8.3%
Abertis Infraestructuras SA(Æ)(Š) 90,641 528
Aena SME SA(Æ)(Þ) 28,282 4,919
Cellnex Telecom SA(Þ) 17,832 1,009
EDP Renovaveis SA 4,091 97
Enagas SA 1,870 41
Endesa SA - ADR 2,665 70
Ferrovial SA 10,594 301
Iberdrola SA 91,203 1,234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Red Electrica Corp. SA 650 12
Solarpack Corp. Tecnologica SA(Æ) 529 13
8,224
Switzerland - 1.8%
Flughafen Zurich AG(Æ) 9,911 1,782
Thailand - 0.1%
Airports of Thailand PCL 54,100 108
United Kingdom - 2.9%
Biffa PLC(Æ)(Þ) 14,913 57
National Grid PLC 58,597 739
National Grid PLC - ADR 1,468 92
Scottish & Southern Energy PLC 70,074 1,420
Severn Trent PLC Class H 17,078 584
2,892
United States - 37.7%
Alliant Energy Corp. 12,371 695
Ameresco , Inc. Class A(Æ) 776 41
American Electric Power Co., Inc. 5,203 462
American Tower Corp.(ö) 6,678 1,701
American Water Works Co., Inc. 3,807 594
Atmos Energy Corp. 3,057 317
Avista Corp. 3,871 178
Brookfield Renewable Corp. Class A 3,094 128
Casella Waste Systems, Inc. Class A(Æ) 81 5
CenterPoint Energy, Inc. 35,259 864
Cheniere Energy, Inc.(Æ) 27,278 2,115
Clearway Energy Operating LLC(Æ) 3,379 97
CMS Energy Corp. 1,112 72
CoreSite Realty Corp. Class A(ö) 341 41
Crown Castle International Corp.(ö) 1,028 194
CSX Corp. 9,799 987
CyrusOne , Inc.(ö) 3,367 245
Dominion Energy, Inc. 26,903 2,150
DTE Energy Co. 2,328 326
Duke Energy Corp. 5,891 593
Entergy Corp. 3,001 328
Enterprise Products Partners, LP 69,847 1,607
Equinix , Inc.(Æ)(ö) 231 167
Essential Utilities, Inc. 7,070 333
Evergy , Inc. 10,983 703
Eversource Energy(Æ) 12,919 1,114
Evoqua Water Technologies Corp.(Æ) 1,981 57
Exelon Corp. 21,837 981
FirstEnergy Corp. 18,371 697
Kansas City Southern 1,213 355
Kinder Morgan, Inc. 67,202 1,146
Macquarie Infrastructure Corp. 14,704 490
Magellan Midstream Partners, LP 24,297 1,136
Medical Properties Trust, Inc.(ö) 4,688 103
NextEra Energy, Inc. 55,622 4,308
NiSource, Inc. 27,949 727
Norfolk Southern Corp. 2,219 620
NorthWestern Corp. 1,279 87

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OGE Energy Corp. 106 4
ONEOK, Inc. 5,394 282
Pinnacle West Capital Corp. 3,632 307
Plains GP Holdings, LP Class A(Æ) 10,898 102
Portland General Electric Co. 8,206 417
PPL Corp. 2,243 65
Public Service Enterprise Group, Inc. 6,604 417
QTS Realty Trust, Inc. Class A(ö) 1,868 124
Radius Global Infrastructure, Inc. Class
A(Æ) 2,497 37
Republic Services, Inc. Class A 5,685 604
SBA Communications Corp.(ö) 4,667 1,399
Sempra Energy 2,923 402
Southern Co. (The) 11,790 780
Targa Resources Corp. 10,677 370
UGI Corp. 8,522 373
Union Pacific Corp. 2,214 492
Waste Connections, Inc. 2,611 311
Waste Management, Inc. 2,506 346
WEC Energy Group, Inc.(Æ) 4,428 430
Williams Cos., Inc. (The) 55,589 1,354
Xcel Energy, Inc. 25,459 1,815
37,195
Total Common Stocks
(cost $67,544) 96,188
Short-Term Investments - 1.9%
United States - 1.9%
U.S. Cash Management Fund(@) 1,848,486 (∞) 1,848
Total Short-Term Investments
(cost $1,848) 1,848
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 152,100 (∞) 152
Total Other Securities
(cost $152) 152
Total Investments - 99.5%
(identified cost $69,544) 98,188
Other Assets and Liabilities, Net
- 0.5%
479
Net Assets - 100.0%
98,667

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
598 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.4%
Aena SME SA 02/11/15 EUR 28,282 80.36 2,273
4,919
Biffa PLC 06/19/20 GBP 14,913 2.61 39
57
Cellnex Telecom SA 03/20/19 EUR 17,832 37.60 670
1,009
Cordiant Digital Infrastructure, Ltd. 03/08/21 GBP 22,439 1.38 31
31
Enav SpA 06/07/17 EUR 26,386 4.24 112
123
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 55,410 8.22 456
647
Orsted A/S 08/15/19 DKK 3,579 104.28 373 520
7,306
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 16 EUR 630 06/21
(5)
S&P Energy Select Sector Index Futures 7 USD 358 06/21
5
S&P Utilities Select Sector Index Futures 11 USD 739 06/21
(5)
SPI 200 Index Futures 3 AUD 525 06/21 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 2,439 USD 1,891 06/16/21 13
Bank of America AUD 7,992 USD 6,200 06/16/21 43
Bank of America EUR 200 USD 242 06/16/21 1
Bank of America EUR 265 USD 313 06/16/21 (6)
Bank of America EUR 273 USD 324 06/16/21 (4)
Bank of America EUR 2,991 USD 3,603 06/16/21 5
Bank of America EUR 9,555 USD 11,514 06/16/21 16
Citigroup AUD 1,024 USD 799 06/16/21 9
Citigroup EUR 991 USD 1,199 06/16/21 7
Royal Bank of Canada USD 578 AUD 749 06/16/21 (1)
Royal Bank of Canada USD 8,607 AUD 11,128 06/16/21 (33)
Royal Bank of Canada USD 230 EUR 192 06/16/21 1
Royal Bank of Canada USD 1,059 EUR 888 06/16/21 9
Royal Bank of Canada USD 15,917 EUR 13,275 06/16/21 56
Royal Bank of Canada AUD 469 USD 357 06/16/21 (4)
Royal Bank of Canada EUR 176 USD 210 06/16/21 (2)
Standard Chartered AUD 82 USD 64 05/03/21 —
State Street USD 54 BRL 295 05/04/21 —
State Street CAD 152 USD 124 05/04/21 —
UBS USD 577 AUD 749 06/16/21 —
UBS USD 1,058 EUR 888 06/16/21 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 121

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 599
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 8,263 $ —
$ —
$ 8,263 8.4
Austria — 100 —
—
100 0.1
Belgium — 56 —
—
56 0.1
Brazil 798 — —
—
798 0.8
Canada 9,162 — —
—
9,162 9.3
China 32 2,982 —
—
3,014 3.1
Denmark — 520 —
—
520 0.5
France — 8,732 —
—
8,732 8.9
Germany 252 1,231 —
—
1,483 1.5
Guernsey — 31 —
—
31 —*
Hong Kong — 585 —
—
585 0.6
India — 79 —
—
79 0.1
Italy — 5,922 —
—
5,922 6.0
Japan — 955 —
—
955 1.0
Mexico 3,487 — —
—
3,487 3.5
Netherlands — 140 —
—
140 0.1
New Zealand — 1,992 —
—
1,992 2.0
Philippines — 352 —
—
352 0.4
Portugal — 112 —
—
112 0.1
Singapore — 204 —
—
204 0.2
Spain — 7,696 528
—
8,224 8.3
Switzerland — 1,782 —
—
1,782 1.8
Thailand — 108 —
—
108 0.1
United Kingdom 92 2,800 —
—
2,892 2.9
United States 37,195 — —
—
37,195 37.7
Short-Term Investments — — — 1,848 1,848 1.9
Other Securities — — — 152 152 0.1
Total Investments 51,018 44,642 528 2,000 98,188 99.5
Other Assets and Liabilities, Net
0.5
100.0
Other Financial Instruments
Assets
Futures Contracts 5 — — — 5 —*
Foreign Currency Exchange Contracts — 171 — — 171 0.2
A
Liabilities
Futures Contracts (11) — — — (11) (—)*
Foreign Currency Exchange Contracts — (50) — — (50) (0.1)
Total Other Financial Instruments
**
$ (6) $ 121 $ — $ — $ 115

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
600 Global Infrastructure Fund
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
15,909
Alternative Carriers ................................................................
145
Construction & Engineering ....................................................
3,727
Data Centers ...........................................................................
31
Electric Utilities .....................................................................
19,617
Environmental & Facilities Services .......................................
1,474
Gas Utilities ............................................................................
2,886
Healthcare REITs ...................................................................
162
Highways & Railtracks ...........................................................
12,571
Industrial ................................................................................
154
Integrated Telecommunication Services ..................................
2,187
Internet Services & Infrastructure ...........................................
150
Marine Ports & Services .........................................................
1,947
Multi-Utilities .........................................................................
8,755
Oil & Gas Storage & Transportation ........................................
16,130
Railroads ................................................................................
3,940
Renewable Electricity .............................................................
403
Specialized REITs ...................................................................
3,871
Water Utilities .........................................................................
2,129
Short-Term Investments ..........................................................
1,848
Other Securities ......................................................................
152
Total Investments .................................................................... 98,188

Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 601
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 171
Variation margin on futures contracts* 5 —
Total
$ 5 $ 171
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 11 $ —
Unrealized depreciation on foreign currency exchange contracts — 50
Total
$ 11 $ 50
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 627 $ —
Foreign currency exchange contracts — (86)
Total
$ 627 $ (86)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 208 $ —
Foreign currency exchange contracts — 184
Total
$ 208 $ 184
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
602 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 145 $ — $ 145
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 171 — 171
Total Financial and Derivative Assets
316 — 316
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 316 $ — $ 316
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 77 $ 10 $ — $ 67
Citigroup
16 — — 16
Goldman Sachs
145 — 145 —
Royal Bank of Canada
67 40 — 27
UBS
11 — — 11
Total
$ 316 $ 50 $ 145 $ 121

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 603
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 50 $ — $ 50
Total Financial and Derivative Liabilities
50 — 50
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 50 $ — $ 50
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 10 $ 10 $ — $ —
Royal Bank of Canada 40 40 — —
Total
$ 50 $ 50 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
604 Global Infrastructure Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 69,544
Investments, at fair value(*)(>) ......................................................................................................................................................
98,188
Foreign currency holdings(^) ......................................................................................................................................................... 393
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 171
Receivables:
Dividends and interest ....................................................................................................................................................... 142
Investments sold ................................................................................................................................................................ 1,121
Fund shares sold ................................................................................................................................................................ 116
Foreign capital gains taxes recoverable ............................................................................................................................. 96
From broker(a) ................................................................................................................................................................... 169
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
100,398
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,010
Fund shares redeemed ....................................................................................................................................................... 159
Accrued fees to affiliates .................................................................................................................................................... 88
Other accrued expenses ..................................................................................................................................................... 265
Variation margin on futures contracts ................................................................................................................................. 6
Deferred capital gains tax liability ..................................................................................................................................... 1
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 50
Payable upon return of securities loaned ....................................................................................................................................... 152
Total liabilities .............................................................................................................................................
1,731
Net Assets ............................................................................................................................................................
$ 98,667

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 605
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 37,164
Shares of beneficial interest ...........................................................................................................................................................
100
Additional paid-in capital ..............................................................................................................................................................
61,403
Net Assets ............................................................................................................................................................
$ 98,667
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.87
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.47
Class A — Net assets ............................................................................................................................................................. $ 4,788,741
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 485,131
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.74
Class C — Net assets ............................................................................................................................................................. $ 2,659,810
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 273,007
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.88
Class M — Net assets ............................................................................................................................................................ $ 8,321,111
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 842,319
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.90
Class S — Net assets ............................................................................................................................................................. $ 76,762,122
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,751,346
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.90
Class Y — Net assets ............................................................................................................................................................. $ 6,134,863
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 619,602
Amounts in thousands
(^)     Foreign currency holdings - cost $ 395
(*)     Securities on loan included in investments $ 145
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 2,000
(a)     Receivable from Broker for Futures $ 169
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
606 Global Infrastructure Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,053
Dividends from affiliated funds ......................................................................................................................................... 1
Securities lending income (net) ......................................................................................................................................... 1
Less foreign taxes withheld ............................................................................................................................................... (108)
Total investment income ...............................................................................................................................................................
1,947
Expenses
Advisory fees .................................................................................................................................................................... 870
Administrative fees ........................................................................................................................................................... 34
Custodian fees ................................................................................................................................................................... 110
Distribution fees - Class A ................................................................................................................................................ 6
Distribution fees - Class C ................................................................................................................................................ 10
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 18
Transfer agent fees - Class S ............................................................................................................................................. 109
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 53
Registration fees ............................................................................................................................................................... 41
Shareholder servicing fees - Class C ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ...................................................................................................................................................................... 33
Miscellaneous ................................................................................................................................................................... 7
Expenses before reductions .............................................................................................................................................. 1,304
Expense reductions ........................................................................................................................................................... (564)
Net expenses .................................................................................................................................................................................
740
Net investment income (loss) ........................................................................................................................................................
1,207
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,97 4
Futures contracts .............................................................................................................................................................. 627
Foreign currency exchange contracts ................................................................................................................................ (86)
Foreign currency-related transactions ............................................................................................................................... 144
Net realized gain (loss) ..................................................................................................................................................................
15,65 9
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 9,33 2
Futures contracts .............................................................................................................................................................. 208
Foreign currency exchange contracts ................................................................................................................................ 184
Net change in unrealized appreciation (depreciation) ................................................................................................................... 9,72 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 25,383
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 26,590
**      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 607
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,207 $ 3,587
Net realized gain (loss) ...................................................................................................................... 15,65 9 27,161
Net change in unrealized appreciation (depreciation) ....................................................................... 9,72 4 (53,798)
Net increase (decrease) in net assets from operations ............................................................................. 26,590 (23,050)
Distributions
To shareholders
Class A .......................................................................................................................................... (309) (750)
Class C .......................................................................................................................................... (167) (427)
Class E(1) ...................................................................................................................................... — (40)
Class M ......................................................................................................................................... (1,198) (3,785)
Class S ........................................................................................................................................... (7,683) (25,871)
Class Y .......................................................................................................................................... (361) (120)
Net decrease in net assets from distributions .......................................................................................... (9,718) (30,993)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (51,333) (146,844)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(34,461) (200,887)
Net Assets
Beginning of period .................................................................................................................................
133,128 334,015
End of period ..........................................................................................................................................
$ 98,667 $ 133,128

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
608 Global Infrastructure Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redempti on).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 25 $ 242 66 $ 638
Proceeds from reinvestment of distributions 33 309 73 749
Payments for shares redeemed (59) (562) (216) (2,116)
Net increase (decrease)
(1) (11) (77) (729)
Class C
Proceeds from shares sold 18 165 39 350
Proceeds from reinvestment of distributions 18 167 42 427
Payments for shares redeemed (47) (439) (118) (1,098)
Net increase (decrease)
(11) (107) (37) (321)
Class E(1)
Proceeds from shares sold — — 1 12
Proceeds from reinvestment of distributions — — 4 39
Payments for shares redeemed — — (35) (313)
Net increase (decrease)
— — (30) (262)
Class M
Proceeds from shares sold 718 6,895 1,068 10,618
Proceeds from reinvestment of distributions 129 1,198 369 3,785
Payments for shares redeemed (1,506) (14,692) (2,882) (29,495)
Net increase (decrease)
(659) (6,599) (1,445) (15,092)
Class S
Proceeds from shares sold 1,076 10,227 4,424 40,990
Proceeds from reinvestment of distributions 824 7,668 2,470 25,379
Payments for shares redeemed (6,507) (63,163) (13,002) (125,227)
Net increase (decrease)
(4,607) (45,268) (6,108) (58,858)
Class Y
Proceeds from shares sold 56 523 542 4,789
Proceeds from reinvestment of distributions 39 361 12 120
Payments for shares redeemed (24) (232) (6,755) (76,491)
Net increase (decrease)
71 652 (6,201) (71,582)
Total increase (decrease)
(5,207) $ (51,333) (13,898) $ (146,844)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
610 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 8.75 .07 1.70 1.77 (.16) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
Class C
April 30, 2021* 8.64 .04 1.68 1.72 (.13) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
October 31, 2016 11.38 .15 .33 .48 (.16) (.34)
Class M
April 30, 2021* 8.76 .08 1.71 1.79 (.18) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(5) 11.40 .17 1.04 1.21 (.22) —
Class S
April 30, 2021* 8.78 .08 1.71 1.79 (.18) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
October 31, 2016 11.44 .27 .33 .60 (.27) (.34)
Class Y
April 30, 2021* 8.77 .09 1.71 1.80 (.18) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)
October 31, 2016 11.45 .29 .32 .61 (.29) (.34)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 611
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.65) 9.87 20.78 4,789 2.11 1.31 1.58 37
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(.58) 11.42 5.43 7,595 1.83 1.47 2.14 102
(.62) 9.74 20.36 2,660 2.86 2.06 .82 37
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(.50) 11.36 4.65 6,343 2.59 2.22 1.38 102
(.67) 9.88 20.97 8,321 1.85 .96 1.76 37
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(.67) 9.90 20.86 76,762 1.86 1.06 1.75 37
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(.61) 11.43 5.69 783,412 1.59 1.22 2.41 102
(.67) 9.90 20.97 6,135 1.66 .88 2.01 37
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84
(.63) 11.43 5.78 219,203 1.39 1.04 2.57 102

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
612 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 60,200
Administration fees 5,226
Distribution fees 2,579
Shareholder servicing fees 541
Transfer agent fees 17,229
Trustee fees 2,537
$ 88,312
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 949 $ 6,591 $ 7,388 $ — $ — $ 152 $ — $ —
U.S. Cash Management Fund 3,601 75,547 77,300 — — 1,848 1 —
$ 4,550 $ 82,138 $ 84,688 $ — $ — $ 2,000 $ 1 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 74,646,699 $ 24,488,416 $ (832,355) $ 23,656,061

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Global Real Estate Securities Fund 613
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,291.70 $ 1,018.05
Expenses Paid During Period* $ 7.73 $ 6.80
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,287.00 $ 1,014.33
Expenses Paid During Period* $ 11.96 $ 10.54
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,293.80 $ 1,019.79
Expenses Paid During Period* $ 5.74 $ 5.06
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
614 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,294.00 $ 1,020.13
Expenses Paid During Period* $ 5.35 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,293.00 $ 1,019.29
Expenses Paid During Period* $ 6.31 $ 5.56
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,294.20 $ 1,020.28
Expenses Paid During Period* $ 5.18 $ 4.5 6
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Australia - 3.8%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 517,046 5,588
Goodman Group(ö) 99,426 1,450
GPT Group (The)(ö) 1,024,959 3,652
Growthpoint Properties Australia, Ltd.(ö) 534,429 1,541
Mirvac Group(ö) 5,310,925 11,019
Scentre Group(ö) 1,445,941 3,027
Vicinity Centres (ö) 2,370,389 2,892
Waypoint REIT, Ltd.(ö) 956,746 1,836
31,005
Austria - 0.0%
CA Immobilien Anlagen AG 4,897 215
Belgium - 1.0%
Aedifica (ö) 34,759 4,245
VGP NV 12,225 2,134
Warehouses De Pauw CVA(ö) 46,922 1,654
8,033
Canada - 2.1%
Allied Properties Real Estate Investment
Trust(ö) 73,817 2,561
Canadian Apartment Properties(ö) 141,607 6,296
Granite Real Estate Investment Trust(ö) 37,853 2,423
RioCan Real Estate Investment Trust(ö) 338,303 5,785
17,065
China - 0.2%
GDS Holdings, Ltd. - ADR(Æ) 14,950 1,240
France - 1.7%
Argan SA(Ñ)(ö) 13,583 1,353
Gecina SA(ö) 36,877 5,393
ICADE(ö) 30,918 2,408
Klepierre SA - GDR(Ñ)(ö) 169,113 4,497
13,651
Germany - 5.3%
alstria office REIT-AG(ö) 288,087 5,156
Deutsche Wohnen SE 273,036 14,790
Instone Real Estate Group AG(Æ)(Þ) 101,819 3,023
Vonovia SE 312,533 20,554
43,523
Hong Kong - 5.6%
CK Asset Holdings, Ltd. 1,889,500 11,847
ESR Cayman, Ltd.(Æ)(Þ) 405,400 1,382
Hang Lung Properties, Ltd. - ADR 528,000 1,438
Hysan Development Co., Ltd. 654,000 2,463
Link Real Estate Investment Trust(ö) 1,071,500 10,124
Sands China, Ltd.(Æ) 462,000 2,190
Sun Hung Kai Properties, Ltd. 600,500 9,065
SUNeVision Holdings, Ltd. 322,000 331
Swire Properties, Ltd. 588,600 1,758
Wharf Holdings, Ltd. (The) 439,000 1,333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 666,000 3,827
45,758
Japan - 10.6%
Activia Properties, Inc.(ö) 1,699 7,837
Daibiru Corp. 232,700 2,717
Daiwa Securities Living Investments
Corp.(ö) 225 231
Global One Real Estate Investment
Corp.(ö) 2,776 3,214
GLP J- Reit (ö) 2,796 4,685
Hulic REIT, Inc.(ö) 2,437 3,894
Invincible Investment Corp.(ö) 4,659 1,672
Japan Excellent, Inc.(ö) 319 446
Japan Prime Realty Investment Corp.(ö) 764 3,108
Japan Retail Fund Investment Corp.(ö) 3,527 3,476
Kenedix Residential Next Investment
Corp.(ö) 900 1,861
Kenedix Retail REIT Corp.(ö) 1,486 3,805
LaSalle Logiport REIT(ö) 858 1,394
Mitsubishi Estate Co., Ltd. 619,200 10,179
Mitsui Fudosan Co., Ltd. 734,200 15,931
Mitsui Fudosan Logistics Park, Inc.(ö) 414 2,146
Mori Trust Hotel REIT, Inc.(ö) 2,953 3,687
Mori Trust Sogo REIT, Inc.(ö) 1,837 2,648
Nippon Building Fund, Inc.(ö) 665 4,370
Nippon REIT Investment Corp.(ö) 426 1,655
Sumitomo Realty & Development Co.,
Ltd. 74,400 2,478
Tokyu Fudosan Holdings Corp. 351,700 1,954
United Urban Investment Corp.(ö) 1,661 2,484
85,872
Netherlands - 0.9%
CTP NV(Æ)(Þ) 80,524 1,360
Unibail - Rodamco -Westfield(ö) 72,047 5,948
7,308
Singapore - 2.8%
Ascendas India Trust 251,700 269
CapitaLand Integrated Commercial Trust
Class A(ö) 2,239,000 3,619
CapitaLand, Ltd. 1,398,700 3,904
City Developments, Ltd. 741,500 4,390
Keppel DC REIT(ö) 766,500 1,548
Keppel REIT(ö) 3,838,300 3,575
Mapletree Greater China Commercial
Trust(ö) 1,574,500 1,289
Mapletree Logistics Trust(ö) 1,286,200 1,921
Parkway Life Real Estate Investment
Trust(ö) 764,902 2,397
22,912
Spain - 0.5%
Arima Real Estate Socimi SA(ö) 98,385 1,100

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
616 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inmobiliaria Colonial Socimi SA(ö) 272,798 2,766
3,866
Sweden - 2.7%
Castellum AB 276,069 6,722
Catena AB 48,856 2,370
Fabege AB 246,630 3,678
Fastighets AB Balder Class B(Æ) 134,574 7,766
Wihlborgs Fastigheter AB 58,661 1,200
21,736
United Kingdom - 5.3%
Assura PLC(ö) 2,875,775 2,962
Big Yellow Group PLC(ö) 132,744 2,199
British Land Co. PLC (The)(ö) 1,378,890 9,869
Derwent London PLC(ö) 51,001 2,345
Grainger PLC 723,147 2,852
Land Securities Group PLC(ö) 32,256 321
LondonMetric Property PLC(ö) 537,557 1,675
PRS REIT PLC (The)(ö) 896,461 1,195
Safestore Holdings PLC(ö) 228,592 2,689
Segro PLC(ö) 711,652 9,880
Tritax EuroBox PLC(Þ) 799,361 1,250
UNITE Group PLC (The)(ö) 269,295 4,334
Workspace Group PLC(ö) 148,898 1,686
43,257
United States - 53.4%
Agree Realty Corp.(ö) 72,646 5,111
Alexander & Baldwin, Inc. 20,592 377
Alexandria Real Estate Equities, Inc.(ö) 16,814 3,045
American Campus Communities, Inc.(ö) 3,847 174
American Homes 4 Rent Class A(ö) 190,966 7,073
Americold Realty Trust(ö) 101,797 4,112
Apartment Income REIT Corp.(ö) 219,347 9,904
Apple Hospitality REIT, Inc.(ö) 317,526 5,036
AvalonBay Communities, Inc.(ö) 66,939 12,852
Boyd Gaming Corp.(Æ) 55,182 3,650
Caesars Entertainment, Inc.(Æ) 21,652 2,118
CoreSite Realty Corp. Class A(ö) 24,285 2,950
CyrusOne , Inc.(ö) 104,621 7,620
Digital Realty Trust, Inc.(ö) 39,660 6,120
Duke Realty Corp.(ö) 172,653 8,032
EastGroup Properties, Inc.(ö) 50,054 7,942
Empire State Realty Trust, Inc. Class
A(ö) 417,103 4,751
EPR Properties(ö) 55,060 2,627
Equity Residential(ö) 159,689 11,854
Essential Properties Realty Trust, Inc.(ö) 250,131 6,551
Essex Property Trust, Inc.(ö) 30,858 8,965
Extra Space Storage, Inc.(ö) 136,149 20,244
Healthcare Trust of America, Inc. Class
A(ö) 106,796 3,137
Healthpeak Properties, Inc.(ö) 328,494 11,280
Highwoods Properties, Inc.(ö) 67,574 3,027
Host Hotels & Resorts, Inc.(ö) 390,968 7,100
Howard Hughes Corp. (The)(Æ) 39,065 4,217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invitation Homes, Inc.(ö) 197,165 6,913
Jones Lang LaSalle, Inc.(Æ) 19,846 3,729
Kilroy Realty Corp.(ö) 13,664 937
Kimco Realty Corp.(ö) 585,267 12,291
Life Storage, Inc.(ö) 90,458 8,689
Medical Properties Trust, Inc.(ö) 432,985 9,547
MGM Growth Properties LLC Class A(ö) 69,968 2,520
Mid-America Apartment Communities,
Inc.(ö) 62,224 9,790
NetSTREIT Corp.(ö) 61,856 1,288
Omega Healthcare Investors, Inc.(ö) 93,621 3,558
Park Hotels & Resorts, Inc.(ö) 420,699 9,386
Prologis, Inc.(ö) 327,794 38,197
Public Storage(ö) 61,215 17,211
Retail Properties of America, Inc. Class
A(ö) 444,718 5,216
Rexford Industrial Realty, Inc.(ö) 124,401 6,910
Ryman Hospitality Properties, Inc.(ö) 36,376 2,861
Sabra Health Care REIT, Inc.(ö) 149,264 2,712
Simon Property Group, LP(ö) 227,895 27,744
SL Green Realty Corp.(Ñ)(ö) 110,243 8,159
STORE Capital Corp.(ö) 113,497 4,062
Sun Communities, Inc.(ö) 97,060 16,193
UDR, Inc.(ö) 233,958 10,867
Ventas, Inc.(ö) 286,219 15,874
VEREIT, Inc.(ö) 199,266 9,533
VICI Properties, Inc.(ö) 411,141 13,033
Weingarten Realty Investors(ö) 91,565 2,961
Welltower , Inc.(ö) 165,048 12,384
Weyerhaeuser Co.(ö) 55,572 2,155
434,589
Total Common Stocks
(cost $610,860) 780,030
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 28,723,898 (∞) 28,718
Total Short-Term Investments
(cost $28,718) 28,718
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 2,739,085 (∞) 2,739
Total Other Securities
(cost $2,739) 2,739
Total Investments - 99.7%
(identified cost $642,317) 811,487
Other Assets and Liabilities, Net
- 0.3%
2,033
Net Assets - 100.0%
813,520

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 617
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
CTP NV 04/06/21 EUR 80,524 18.57 1,496
1,360
ESR Cayman, Ltd. 11/20/19 HKD 405,400 2.42 980
1,382
Instone Real Estate Group AG 03/28/19 EUR 101,819 24.51 2,496
3,023
Tritax EuroBox PLC 09/12/19 GBP 799,361 1.31 1,140 1,250
7,015
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 432 USD 16,675 06/21
173
FTSE/EPRA Europe Index Futures 197 EUR 4,359 06/21
(71)
Hang Seng Index Futures 9 HKD 12,839 05/21
(12)
MSCI Singapore Index Futures 31 SGD 1,121 05/21
1
S&P/TSX 60 Index Futures 4 CAD 908 06/21
3
SPI 200 Index Futures 7 AUD 1,225 06/21
(5)
TOPIX Index Futures 16 JPY 304,240 06/21 (29)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 60
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 309 AUD 398 06/16/21 (2)
Bank of America USD 536 AUD 694 06/16/21 (1)
Bank of America USD 3,780 AUD 4,903 06/16/21 (2)
Bank of America USD 641 CAD 809 06/16/21 17
Bank of America USD 2,908 CAD 3,635 06/16/21 50
Bank of America USD 42 EUR 35 05/03/21 —
Bank of America USD 14 EUR 12 05/04/21 —
Bank of America USD 287 EUR 237 06/16/21 (2)
Bank of America USD 1,566 EUR 1,300 06/16/21 (2)
Bank of America USD 22,676 EUR 18,853 06/16/21 10
Bank of America USD 597 HKD 4,634 06/16/21 —
Bank of America USD 735 HKD 5,706 06/16/21 (1)
Bank of America USD 6,465 HKD 50,162 06/16/21 (6)
Bank of America USD 515 JPY 56,038 05/06/21 (2)
Bank of America USD 341 JPY 37,747 06/16/21 4
Bank of America USD 922 JPY 99,654 06/16/21 (10)
Bank of America USD 1,567 JPY 169,313 06/16/21 (18)
Bank of America USD 12,150 JPY 1,311,274 06/16/21 (148)
Bank of America USD 345 SGD 459 06/16/21 —
Bank of America USD 508 SGD 675 06/16/21 (1)
Bank of America USD 3,638 SGD 4,834 06/16/21 (6)
Bank of America HKD 1,688 USD 217 06/16/21 —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
618 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 23,063 USD 209 06/16/21 (2)
Citigroup USD 675 EUR 556 06/16/21 (6)
Citigroup AUD 5,427 USD 4,233 06/16/21 52
Citigroup CAD 4,101 USD 3,309 06/16/21 (28)
Citigroup EUR 64 USD 77 05/04/21 —
Citigroup EUR 19,149 USD 23,168 06/16/21 126
Citigroup GBP 14 USD 19 05/05/21 —
Citigroup HKD 54,348 USD 7,003 06/16/21 6
Citigroup JPY 1,467,795 USD 13,579 06/16/21 144
Citigroup SGD 5,472 USD 4,127 06/16/21 16
Royal Bank of Canada USD 256 AUD 331 06/16/21 —
Royal Bank of Canada USD 223 CAD 281 06/16/21 6
Royal Bank of Canada USD 65 EUR 54 05/03/21 (1)
Royal Bank of Canada USD 412 EUR 342 06/16/21 —
Royal Bank of Canada USD 1,653 EUR 1,386 06/16/21 14
Royal Bank of Canada USD 559 HKD 4,337 06/16/21 —
Royal Bank of Canada USD 489 JPY 53,412 06/16/21 —
Royal Bank of Canada USD 1,018 JPY 110,420 06/16/21 (7)
Royal Bank of Canada USD 244 SGD 328 06/16/21 2
Royal Bank of Canada JPY 40,287 USD 368 06/16/21 (1)
State Street USD 191 JPY 20,834 05/07/21 (1)
State Street EUR 179 USD 211 06/16/21 (4)
UBS USD 255 AUD 331 06/16/21 —
UBS USD 223 CAD 281 06/16/21 6
UBS USD 1,650 EUR 1,386 06/16/21 17
UBS USD 559 HKD 4,337 06/16/21 —
UBS USD 1,016 JPY 110,420 06/16/21 (6)
UBS USD 243 SGD 328 06/16/21 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 217
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 31,005 $ —
$ —
$ 31,005 3.8
Austria — 215 —
—
215 —
*
Belgium — 8,033 —
—
8,033 1.0
Canada 17,065 — —
—
17,065 2.1
China 1,240 — —
—
1,240 0.2
France — 13,651 —
—
13,651 1.7
Germany — 43,523 —
—
43,523 5.3
Hong Kong — 45,758 —
—
45,758 5.6
Japan — 85,872 —
—
85,872 10.6
Netherlands 1,360 5,948 —
—
7,308 0.9

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 619
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Singapore — 22,912 —
—
22,912 2.8
Spain — 3,866 —
—
3,866 0.5
Sweden — 21,736 —
—
21,736 2.7
United Kingdom — 43,257 —
—
43,257 5.3
United States 434,589 — —
—
434,589 53.4
Short-Term Investments — — — 28,718 28,718 3.5
Other Securities — — — 2,739 2,739 0.3
Total Investments 454,254 325,776 — 31,457 811,487 99.7
Other Assets and Liabilities, Net
0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 177 — — — 177 —
*
Foreign Currency Exchange Contracts — 474 — — 474 0.1
A
Liabilities
Futures Contracts (117) — — — (117) (—)
*
Foreign Currency Exchange Contracts (4) (253) — — (257) (—)
*
Total Other Financial Instruments
**
$ 56 $ 221 $ — $ — $ 277
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
620 Global Real Estate Securities Fund
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
19,810
Diversified ..............................................................................
203,913
Healthcare ..............................................................................
63,850
Industrial ................................................................................
90,422
Lodging/Resorts ......................................................................
51,064
Office ......................................................................................
52,706
Residential ..............................................................................
145,384
Retail ......................................................................................
101,848
Self Storage .............................................................................
51,033
Short-Term Investments ..........................................................
28,718
Other Securities .....................................................................
2,739
Total Investments .................................................................... 811,487

Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 621
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 474
Variation margin on futures contracts* 177 —
Total
$ 177 $ 474
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 117 $ —
Unrealized depreciation on foreign currency exchange contracts — 257
Total
$ 117 $ 257
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,514 $ —
Foreign currency exchange contracts — 11
Total
$ 3,514 $ 11
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 855 $ —
Foreign currency exchange contracts — 264
Total
$ 855 $ 264
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
622 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 3,537 $ — $ 3,537
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 474 — 474
Total Financial and Derivative Assets
4,011 — 4,011
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,011 $ — $ 4,011
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 81 $ 81 $ — $ —
Bank of Montreal
927 — 927 —
Citigroup
2,948 34 1,583 1,331
National Bank of Canada
7 — 7 —
Royal Bank of Canada
2 2 9 — 1 3
UBS
2 6 6 — 2 0
Total
$ 4,01 1 $ 130 $ 2,517 $ 1,36 4

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 623
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 257 $ — $ 257
Total Financial and Derivative Liabilities
257 — 257
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 254 $ — $ 254
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 201 $ 81 $ — $ 120
Citigroup 34 34 — —
Royal Bank of Canada 9 9 — —
State Street 4 — — 4
UBS 6 6 — —
Total
$ 254 $ 130 $ — $ 124
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
624 Global Real Estate Securities Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 642,317
Investments, at fair value(*)(>) ......................................................................................................................................................
811,487
Foreign currency holdings(^) ......................................................................................................................................................... 907
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 474
Receivables:
Dividends and interest ....................................................................................................................................................... 1,680
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 3,596
Fund shares sold ................................................................................................................................................................ 1,007
Foreign capital gains taxes recoverable ............................................................................................................................. 170
From broker(a) ................................................................................................................................................................... 1,739
Variation margin on futures contracts ................................................................................................................................. 62
Prepaid expenses ........................................................................................................................................................................... 6
Total assets .................................................................................................................................................
821,129
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,312
Fund shares redeemed ....................................................................................................................................................... 554
Accrued fees to affiliates .................................................................................................................................................... 528
Other accrued expenses ..................................................................................................................................................... 219
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 257
Payable upon return of securities loaned ....................................................................................................................................... 2,739
Total liabilities .............................................................................................................................................
7,609
Net Assets ............................................................................................................................................................
$ 813,520

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 625
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 135,12 2
Shares of beneficial interest ...........................................................................................................................................................
229
Additional paid-in capital ..............................................................................................................................................................
678,16 9
Net Assets ............................................................................................................................................................
$ 813,520
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 34.58
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 36.69
Class A — Net assets ............................................................................................................................................................. $ 15,317,758
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 443,024
Net asset value per share: Class C(#) ............................................................................................................................................. $ 33.02
Class C — Net assets ............................................................................................................................................................. $ 10,964,685
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 332,104
Net asset value per share: Class M(#) ............................................................................................................................................ $ 35.62
Class M — Net assets ............................................................................................................................................................ $ 108,893,590
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,056,805
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 35.67
Class R6 — Net assets ........................................................................................................................................................... $ 3,138,727
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 87,988
Net asset value per share: Class S(#) .............................................................................................................................................. $ 35.67
Class S — Net assets ............................................................................................................................................................. $ 546,530,352
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 15,323,229
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 35.66
Class Y — Net assets ............................................................................................................................................................. $ 128,675,123
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 3,608,452
Amounts in thousands
(^)     Foreign currency holdings - cost $ 905
(*)     Securities on loan included in investments $ 3,537
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 31,457
(a)     Receivable from Broker for Futures $ 1,739
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
626 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,66 0
Dividends from affiliated funds ......................................................................................................................................... 6
Securities lending income (net) ......................................................................................................................................... 30
Less foreign taxes withheld ............................................................................................................................................... (314)
Total investment income ...............................................................................................................................................................
7,382
Expenses
Advisory fees .................................................................................................................................................................... 2,245
Administrative fees ........................................................................................................................................................... 135
Custodian fees ................................................................................................................................................................... 103
Distribution fees - Class A ................................................................................................................................................ 18
Distribution fees - Class C ................................................................................................................................................ 40
Transfer agent fees - Class A ............................................................................................................................................ 14
Transfer agent fees - Class C ............................................................................................................................................. 11
Transfer agent fees - Class M ............................................................................................................................................ 58
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 417
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 61
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ................................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ...................................................................................................................................................................... 72
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 3,267
Expense reductions ........................................................................................................................................................... (169)
Net expenses .................................................................................................................................................................................
3,098
Net investment income (loss) ........................................................................................................................................................
4,284
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 27,522
Futures contracts .............................................................................................................................................................. 3,514
Foreign currency exchange contracts ................................................................................................................................ 11
Foreign currency-related transactions ............................................................................................................................... 97
Net realized gain (loss) ..................................................................................................................................................................
31,144
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 109,003
Futures contracts .............................................................................................................................................................. 855
Foreign currency exchange contracts ................................................................................................................................ 264
Foreign currency-related transactions ............................................................................................................................... 12
Net change in unrealized appreciation (depreciation) ................................................................................................................... 110,134
Net realized and unrealized gain (loss) ......................................................................................................................................... 141,278
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 145,562

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 627
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,284 $ 10,619
Net realized gain (loss) ...................................................................................................................... 31,144 (21,249)
Net change in unrealized appreciation (depreciation) ....................................................................... 110,134 (132,950)
Net increase (decrease) in net assets from operations ............................................................................. 145,562 (143,580)
Distributions
To shareholders
Class A .......................................................................................................................................... (82) (1,201)
Class C .......................................................................................................................................... (43) (1,047)
Class E(1) ...................................................................................................................................... — (85)
Class M ......................................................................................................................................... (398) (3,336)
Class R6 ........................................................................................................................................ (19) (187)
Class S ........................................................................................................................................... (2,497) (41,906)
Class Y .......................................................................................................................................... (365) (4,391)
Net decrease in net assets from distributions .......................................................................................... (3,404) (52,153)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 151,907 (165,889)
Total Net Increase (Decrease) in Net Assets ..........................................................................
294,065 (361,622)
Net Assets
Beginning of period .................................................................................................................................
519,455 881,077
End of period ..........................................................................................................................................
$ 813,520 $ 519,455

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
628 Global Real Estate Securities Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 22 $ 687 42 $ 1,253
Proceeds from reinvestment of distributions 2 81 39 1,194
Payments for shares redeemed (47) (1,486) (136) (3,919)
Net increase (decrease)
(23) (718) (55) (1,472)
Class C
Proceeds from shares sold 7 215 14 384
Proceeds from reinvestment of distributions 1 43 35 1,040
Payments for shares redeemed (68) (2,049) (168) (4,742)
Net increase (decrease)
(60) (1,791) (119) (3,318)
Class E(1)
Proceeds from shares sold — — 2 51
Proceeds from reinvestment of distributions — — 3 84
Payments for shares redeemed — — (49) (1,363)
Net increase (decrease)
— — (44) (1,228)
Class M
Proceeds from shares sold 1,821 62,038 408 11,899
Proceeds from reinvestment of distributions 12 398 107 3,336
Payments for shares redeemed (172) (5,583) (816) (26,530)
Net increase (decrease)
1,661 56,853 (301) (11,295)
Class R6
Proceeds from shares sold 13 417 23 739
Proceeds from reinvestment of distributions — ** 19 6 187
Payments for shares redeemed (5) (168) (22) (630)
Net increase (decrease)
8 268 7 296
Class S
Proceeds from shares sold 3,962 137,131 3,191 92,151
Proceeds from reinvestment of distributions 73 2,489 1,322 41,710
Payments for shares redeemed (3,371) (107,218) (9,185) (281,323)
Net increase (decrease)
664 32,402 (4,672) (147,462)
Class Y
Proceeds from shares sold 2,075 72,919 682 21,837
Proceeds from reinvestment of distributions 11 365 140 4,390
Payments for shares redeemed (249) (8,391) (830) (27,637)
Net increase (decrease)
1,837 64,893 (8) (1,410)
Total increase (decrease)
4,087 $ 151,907 (5,192) $ (165,889)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
630 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 26.92 .20 7.64 7.84 (.18) —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61)
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
October 31, 2016 37.65 .73 (.62) .11 (.80) (2.02)
Class C
April 30, 2021* 25.77 .08 7.30 7.38 (.13) —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61)
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
October 31, 2016 36.60 .44 (.59) (.15) (.61) (2.02)
Class M
April 30, 2021* 27.71 .26 7.86 8.12 (.21) —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61)
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(5) 33.36 .22 1.37 1.59 (.49) —
Class R6
April 30, 2021* 27.74 .27 7.88 8.15 (.22) —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61)
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
October 31, 2016(1) 33.90 .55 2.21 2.76 (.92) —
Class S
April 30, 2021* 27.75 .24 7.88 8.12 (.20) —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61)
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
October 31, 2016 38.42 .84 (.63) .21 (.87) (2.02)
Class Y
April 30, 2021* 27.73 .29 7.86 8.15 (.22) —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61)
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)
October 31, 2016 38.39 .90 (.61) .29 (.93) (2.02)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 631
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.18) 34.58 29.17 15,318 1.41 1.36 1.27 45
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(2.82) 34.94 .42 25,718 1.38 1.38 2.03 79
(.13) 33.02 28.70 10,965 2.16 2.11 .52 45
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(2.63) 33.82 (.31) 31,202 2.13 2.13 1.28 79
(.21) 35.62 29.38 108,89 3 1.16 1.01 1.64 45
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(.22) 35.67 29.40 3,139 1.01 .94 1.69 45
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(.92) 35.74 8.07 298 .98 .96 2.20 79
(.20) 35.67 29.30 546,530 1.16 1.11 1.51 45
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(2.89) 35.74 .68 1,030,471 1.13 1.13 2.28 79
(.22) 35.66 29.42 128,675 .96 .91 1.81 45
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92
(2.95) 35.73 .88 116,662 .93 .93 2.47 79

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
632 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 399,351
Administration fees 25,672
Distribution fees 9,766
Shareholder servicing fees 2,231
Transfer agent fees 86,545
Trustee fees 4,923
$ 528,488
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,823 $ 38,995 $ 45,079 $ — $ — $ 2,739 $ 3 $ —
U.S. Cash Management Fund 10,148 312,165 293,595 — — 28,718 6 —
$ 18,971 $ 351,160 $ 338,674 $ — $ — $ 31,457 $ 9 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 675,747,092 $ 137,155,135 $ (1,136,528) $ 136,018,607

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Multi-Strategy Income Fund 633
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,171.60 $ 1,019.74
Expenses Paid During Period* $ 5.49 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,168.50 $ 1,016.02
Expenses Paid During Period* $ 9.52 $ 8.85
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,174.40 $ 1,021.47
Expenses Paid During Period* $ 3.61 $ 3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
634 Multi-Strategy Income Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,173.80 $ 1,020.98
Expenses Paid During Period* $ 4.15 $ 3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,174.70 $ 1,021.9 7
Expenses Paid During Period* $ 3. 07 $ 2. 86
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 32.2%
Corporate Bonds and Notes - 10.4%
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 200 203
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 1,112 1,034
American International Group, Inc.
8.175% due 05/15/58 (USD 3 Month
LIBOR + 4.195%)(Ê) 350 495
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 108 122
Apollo Commercial Real Estate
Finance, Inc.
4.750% due 08/23/22 1,272 1,294
5.375% due 10/15/23 459 457
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 126
Arbor Realty Trust, Inc.
4.750% due 11/01/22 1,318 1,406
Ares Capital Corp.
4.625% due 03/01/24 1,390 1,510
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 210 237
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 440 480
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 95 99
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 569 638
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 431 486
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 573 639
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ) 301 347
Bank of New York Mellon Corp.
(The)
Series G
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.358%)(Ê)(ƒ) 143 158
Series H
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.352%)(Ê)(ƒ) 150 156
Benefitfocus , Inc.
1.250% due 12/15/23 807 750
Blackstone Mortgage Trust, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 05/05/22 840 859
4.750% due 03/15/23 220 226
Boingo Wireless, Inc.
1.000% due 10/01/23 594 582
CalAmp Corp.
2.000% due 08/01/25 542 507
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 473 526
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 182 184
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 850 873
Citigroup, Inc.
5.950% due 07/31/49 (USD 3 Month
LIBOR + 4.068%)(Ê)(ƒ) 268 283
5.900% due 12/29/49 (USD 3 Month
LIBOR + 4.230%)(Ê)(ƒ)(Ñ) 250 264
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 530 531
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 305 332
Series T
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.517%)(Ê)(ƒ)(Ñ) 360 420
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 159 176
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 127 139
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 370
Colony Capital, Inc.
5.000% due 04/15/23 1,266 1,297
Comerica, Inc.
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ) 116 129
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 80 90
DISH Network Corp.
2.375% due 03/15/24 1,351 1,316
DocuSign, Inc.
0.000% due 01/15/24 445 436
Dominion Energy, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
636 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.993%)(Ê)(ƒ) 125 133
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 100 142
Duke Energy Corp.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.388%)(Ê)(ƒ) 155 164
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 295 305
Energy Transfer, LP
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 33 34
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 225 237
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 295 317
Exantas Capital Corp.
4.500% due 08/15/22 525 494
EZCORP, Inc.
2.375% due 05/01/25 768 634
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 299
FireEye, Inc.
Series B
1.625% due 06/01/35 1,480 1,466
General Electric Co.
Series D
3.514% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 140 133
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.623%)(Ê)(ƒ)(Ñ) 145 158
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 120 120
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 898 865
Green Plains, Inc.
4.125% due 09/01/22 198 240
Greenbrier Cos., Inc.
2.875% due 02/01/24 546 599
Greenlight Capital, Inc.
4.000% due 08/01/23 644 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Haemonetics Corp.
0.000% due 03/01/26 648 535
Hartford Financial Services Group,
Inc.
Series ICON
2.319% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 225 216
HCI Group, Inc.
4.250% due 03/01/37 81 102
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 900 860
4.125% due 09/15/23 532 499
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 492 512
Hercules Capital, Inc.
4.375% due 02/01/22 711 755
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 20
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 145 169
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 223 238
ILFC E-Capital Trust I
4.000% due 12/21/65 (~)(Ê)(Þ) 210 172
Innoviva , Inc.
2.125% due 01/15/23 1,293 1,282
Invacare Corp.
5.000% due 11/15/24 460 460
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 192 178
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 403 425
Series HH
4.600% due 12/31/99 (SOFR +
3.125%)(Ê)(ƒ) 56 58
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 444 493
Series U
6.125% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 175 190
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 300 327
KKR Real Estate Finance Trust,
Inc.
6.125% due 05/15/23 1,040 1,128
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99(Þ) 185 193
LendingTree , Inc.
0.500% due 07/15/25 376 333
Liberty Broadband Corp.
1.250% due 09/30/50 614 608
2.750% due 09/30/50 295 304
Liberty Media Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 03/31/48 (Þ) 195 201
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 821 832
Limelight Networks, Inc.
3.500% due 08/01/25 238 210
Macquarie Infrastructure Corp.
2.000% due 10/01/23 1,317 1,291
Markel Corp.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.662%)(Ê)(ƒ) 225 248
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 200 277
MetLife, Inc.
9.250% due 04/08/38 (Þ) 325 491
10.750% due 08/01/39 171 289
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 130 137
MFA Financial, Inc.
6.250% due 06/15/24 1,451 1,462
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,204 1,614
Momo , Inc.
1.250% due 07/01/25 (Þ) 647 567
New Mountain Finance Corp.
5.750% due 08/15/23 945 1,002
New Relic, Inc.
0.500% due 05/01/23 1,005 977
NextEra Energy Capital Holdings,
Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 70 81
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 748 731
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 337 350
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 532 490
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.815%)(Ê) 125 129
Patrick Industries, Inc.
1.000% due 02/01/23 335 406
PennyMac Mortgage Investment
Trust
5.500% due 11/01/24 1,372 1,386
Pluralsight , Inc.
0.375% due 03/01/24 (Þ) 32 32
Precigen , Inc.
3.500% due 07/01/23 782 684
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 361 391
5.375% due 05/15/45 (USD 3 Month
LIBOR + 3.031%)(Ê) 161 177
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 450 480
Quotient Technology, Inc.
1.750% due 12/01/22 368 421
Radius Health, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 09/01/24 661 633
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 90 100
Retrophin , Inc.
2.500% due 09/15/25 307 309
RWT Holdings, Inc.
5.750% due 10/01/25 797 800
SBL Holdings LLC
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 215 211
SEACOR Holdings, Inc.
2.500% due 12/15/27 914 914
Sempra Energy
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 485 531
South Jersey Industries, Inc.
5.020% due 04/15/31 100 104
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 265 283
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,141 1,208
Stride, Inc.
1.125% due 09/01/27 157 141
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,289 1,267
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Þ) 292 299
Team, Inc.
5.000% due 08/01/23 545 531
Tilray , Inc.
5.000% due 10/01/23 423 407
Triarco Industries LLC
5.875% due 08/01/37 322 313
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3 Month
LIBOR + 2.786%)(Ê)(ƒ) 245 262
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 133
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 239 263
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 235 261
Veeco Instruments, Inc.
2.700% due 01/15/23 716 701
Vishay Intertechnology , Inc.
2.250% due 06/15/25 497 539
Voya Financial, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
638 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 175 188
Series A
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 70 77
Wells Fargo & Co.
5.950% due 12/15/36 190 253
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 877 897
Series B
7.950% due 11/15/29 114 156
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 311 346
Western Digital Corp.
1.500% due 02/01/24 (Þ) 900 932
WisdomTree Investments, Inc.
4.250% due 06/15/23 82 106
65,698
International Debt - 4.9%
ams AG
0.875% due 09/28/22 1,200 1,142
Atlas Corp.
3.000% due 05/15/25 509 513
AXA SA
8.600% due 12/15/30 80 121
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 300 416
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.192%)(Ê)(ƒ) 200 219
Banco do Brasil SA/Cayman
9.000% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 200 219
Banco Santander SA
7.500% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.989%)(Ê)(ƒ) 200 221
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.036%)(Ê)(ƒ)(Þ) 400 431
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 245 263
Barclays PLC
7.875% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.772%)(Ê)(ƒ) 200 210
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 200 221
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 200 227
BNP Paribas SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.195% due 12/31/49 (USD 3 Month
LIBOR + 1.290%)(Ê)(ƒ)(Þ) 100 106
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 220
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Ñ)(Þ) 200 236
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 500 583
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 350 373
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 609 654
Clovis Oncology, Inc.
1.250% due 05/01/25 584 428
CNP Assurances
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê)(ƒ) 200 206
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)(Ê)(ƒ) 200 215
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 200 226
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 400 485
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 223
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)(Ê)(ƒ) 400 417
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 220
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 208
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 500 544
7.250% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.332%)(Ê)
(ƒ)(Þ) 400 443

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 600 642
Ctrip.com International, Ltd.
1.250% due 09/15/22 458 434
Dai-ichi Life Insurance Co., Ltd.
(The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Ñ)(Þ) 300 332
7.250% due 12/29/49 (USD 3 Month
LIBOR + 4.560%)(Ê)(ƒ)(Þ) 150 152
DNB Bank ASA
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.080%)(Ê)(ƒ) 200 208
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 724 837
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 162 176
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 320
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 412 454
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 250 292
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3 Month
LIBOR + 4.370%)(Ê)(ƒ) 250 276
Ghana Government International
Bond
Series REGS
7.875% due 08/07/23 25 27
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê)(Þ) 200 208
Hope Bancorp, Inc.
2.000% due 05/15/38 1,289 1,274
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3 Month
LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 181
HSBC Holdings PLC
6.375% due 03/19/24 (USD ICE Swap
Rate NY 5 Year Rate + 3.705%)(Ê) 200 218
6.375% due 12/29/49 (USD ICE Swap
Rate NY 5 Year Rate + 4.368%)(Ê)(ƒ) 200 221
6.500% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 3.606%)(Ê)(ƒ) 200 227
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)(ƒ) 400 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 220
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 228
Jazz Investments I, Ltd.
1.500% due 08/15/24 105 114
Kazakhstan Government
International Bond
Series REGS
3.875% due 10/14/24 140 153
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê) 200 209
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 488 496
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)(ƒ) 200 226
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.815%)(Ê)(ƒ) 200 228
Macquarie Bank, Ltd.
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.703%)(Ê)
(ƒ)(Þ) 200 216
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)(Ê)(Þ) 200 225
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)(ƒ) 200 236
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 221
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE Swap
Rate NY 5 Year Rate + 3.750%)(Ê)(Þ) 300 332
Nordea Bank AB
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 231
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ) 200 212
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE Swap
Rate NY 10 Year Rate + 4.395%)(Ê) 406 445
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 217
Scentre Group Trust 2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
640 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 318
Scentre Group Trust 3
Series 144a
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 300 318
Scorpio Tankers, Inc.
3.000% due 05/15/22 586 579
SFL Corp., Ltd.
4.875% due 05/01/23 546 522
Societe Generale SA
7.375% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.238%)(Ê)
(ƒ)(Þ) 200 204
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 400 448
8.000% due 12/31/49 (USD ICE Swap
Rate NY 5 Year Rate + 5.873%)(Ê)
(ƒ)(Þ) 200 236
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 446
Series 144a
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 208
Splitrock Services, Inc.
5.500% due 02/28/24 569 492
Standard Chartered PLC
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.301%)(Ê)
(ƒ)(Þ) 200 208
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 400 437
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (USD 3 Month
LIBOR + 4.440%)(Ê)(Þ) 200 223
3.375% due 04/15/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.747%)(Ê)(Þ) 200 202
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ) 200 210
Theravance Biopharma, Inc.
3.250% due 11/01/23 564 572
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 490 531
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 598 664
UBS Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ) 200 214
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)(ƒ) 400 455
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 441
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)(ƒ) 200 223
VIVAT NV
6.250% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.174%)(Ê)(ƒ) 200 211
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 180 219
Weibo Corp.
1.250% due 11/15/22 (Ñ)(Þ) 856 836
30,540
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted
Term Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted
Term Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed
Draw Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 25 11
11
Mortgage-Backed Securities - 13.9%
Fannie Mae
4.500% due 2049 21 23
5.000% due 2049 58 65
30 Year TBA(Ï)
2.000% 4,000 4,039
2.500% 1,000 1,033
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 334 71
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,713 322
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 401 12
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 1,261 236

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,591 338
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 524 101
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 765 34
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 536 33
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,061 221
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42 1,248 141
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 1,154 244
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,184 41
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 547 18
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 195 8
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,148 234
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 610 28
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 715 127
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 1,261 307
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 722 123
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 751 143
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,039 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,609 340
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 1,573 224
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,093 580
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 591 61
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,721 391
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,990 543
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,790 319
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 539 5
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 907 73
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 334 14
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 2,814 476
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,011 171
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 687 58
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,607 274
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 612 70
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 439 64
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,377 208
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 2,359 478

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
642 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,432 415
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,919 543
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,748 766
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,427 258
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,460 286
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 979 53
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,050 50
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,118 91
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,045 335
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,168 324
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,536 277
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,609 429
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,439 393
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 909 220
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 5,625 809
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 3,691 706
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,815 806
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 3,450 517
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 3,002 408
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 2,663 401
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 6,389 875
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,519 296
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 1,178 196
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 861 158
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 1,045 171
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 77 2
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 724 81
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 847 37
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 2,463 490
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 1,056 132
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1 Month
LIBOR + 5.950%)(Ê) 1,374 264
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 921 187
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 295 8

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 303 28
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 658 106
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 689 79
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,426 49
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,124 365
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 107 1
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 314 22
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 770 97
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 649 56
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 479 44
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 638 84
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45 966 214
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 725 109
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 704 27
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 961 175
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 499 37
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 313 34
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,819 317
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 724 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 824 77
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 151 1
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 404 34
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 27 —
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 336 25
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 825 66
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,169 210
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 534 51
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,776 329
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,551 266
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,936 515
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,494 594
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,300 219
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 2,757 501
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,053 379
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,482 282
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 3,014 436
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 3,221 550

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
644 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,300 279
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,706 803
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 5,790 854
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 3,638 548
Series 2020-5019 Class IP
Interest Only STRIP
3.000% due 10/25/50 5,363 769
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,421 753
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 3,716 616
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 4,703 684
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 5,224 688
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,816 435
Ginnie Mae II
3.500% due 2049 87 96
5.000% due 2049 141 158
5.500% due 2049 26 30
5.000% due 2050 50 56
30 Year TBA(Ï)
4.000% 1,000 1,069
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39 87 —
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 621 105
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 3,495 685
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,438 239
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,450 131
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,166 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,747 92
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,095 383
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 355 19
Series 2011-70 Class WI
4.660% due 12/20/40 (USD 1 Month
LIBOR + 4.850%)(Ê) 3,510 489
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,327 241
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (-1 x USD 1
Month LIBOR + 6.690%)(Ê) 763 175
Series 2012-129
Interest Only STRIP
4.500% due 11/16/42 287 48
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,399 223
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 5,606 205
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 5,105 150
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 6,206 336
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 850 35
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,772 437
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 425 59
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,980 274
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 626 112
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,501 59
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 2,605 79
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,511 50

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 1,114 66
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 670 130
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 413 13
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,100 260
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,516 288
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 740 18
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 910 184
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 1,630 190
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 6,508 214
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 8,216 325
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,365 236
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 1,763 117
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 4,028 248
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 3,839 230
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 540 82
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 1,710 203
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 841 142
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 648 76
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 394 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44 217 5
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 339 7
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 605 51
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 923 59
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,383 74
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 994 180
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 2,019 396
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,151 133
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 517 31
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,414 97
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,204 156
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 1,006 79
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 565 30
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,531 49
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,257 76
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 730 50
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 2,137 112
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 839 116
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 1,102 186
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 815 65

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
646 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 741 69
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 2,375 164
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46 995 150
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,136 191
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 1,075 198
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 5,009 308
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 1,868 92
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,909 135
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 2,821 245
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,673 107
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 4,075 307
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 2,328 229
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê) 7,270 607
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,716 125
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,662 479
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,886 177
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 2,056 197
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 3,300 311
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 365 24
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,214 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,584 434
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 417 78
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,694 303
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 558 109
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 1,709 93
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 419 87
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 513 52
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 1,163 268
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 539 28
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 641 59
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 644 97
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 782 139
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,076 87
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 1,911 333
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 598 110
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 330 66
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 1,306 120
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 4,282 346
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 6,754 664
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 6,229 641

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 2,438 298
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê) 1,292 141
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 8,717 784
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,026 538
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,421 412
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 6,925 452
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 5,399 317
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 2,049 186
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 4,671 628
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 3,740 319
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê) 1,121 117
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,531 420
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 3,115 228
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 6,786 522
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê) 1,209 70
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,144 231
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,992 379
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,357 264
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 5,769 426
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 8,629 722
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,144 221
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 4,739 351
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê) 4,737 323
Series 2017-H16 Class IO
1.905% due 08/20/67 (~)(Ê) 3,286 320
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 3,263 318
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 1,324 161
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 3,437 343
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 3,891 308
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 10,211 1,091
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,976 279
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê) 3,507 369
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 7,594 501
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 6,370 711
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,140 209
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 9,559 554
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 4,304 403
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,958 374
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 2,269 403
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,762 277
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,415 508

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
648 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 2,741 433
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 162 11
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,622 129
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 1,911 236
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 1,525 155
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,902 210
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 5,300 396
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 2,898 295
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 3,576 376
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 4,861 346
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 4,147 261
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 1,958 196
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê) 5,608 334
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê) 2,812 271
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,197 258
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 6,798 681
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 4,273 270
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 2,472 223
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 3,059 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,666 249
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,482 627
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,939 314
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 139 16
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,907 245
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,247 409
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,390 572
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 114 17
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,784 476
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,218 439
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 2,018 289
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,653 218
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 4,589 205
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 4,117 227
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 4,967 247
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 5,561 724

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 379 47
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 3,144 166
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50 1,778 218
Series 2020-47 Class SG
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 3,387 612
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 5,437 693
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,588 498
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,184 520
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,065 322
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 18,028 874
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 2,398 239
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,169 481
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,817 676
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,828 626
88,013
Non-US Bonds - 3.0%
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 7.924%)(Ê)(ƒ) EUR 200 284
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 1,060 212
10.000% due 01/01/25 BRL 1,690 341
10.000% due 01/01/27 BRL 1,959 395
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 840,000 1,290
Colombian Titulos de Tesoreria
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
10.000% due 07/24/24 COP 101,000 31
7.500% due 08/26/26 COP 5,531,400 1,597
7.750% due 09/18/30 COP 173,500 49
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 3,670 159
Series 97
0.450% due 10/25/23 CZK 58,730 2,689
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 136
Hungary Government International
Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000 327
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36 IDR 10,280,000 781
Series FR73
8.750% due 05/15/31 IDR 17,670,000 1,400
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 1,640 86
Series M
8.000% due 12/07/23 MXN 32,430 1,709
7.750% due 11/23/34 MXN 11,537 596
Peruvian Government International
Bond
6.950% due 08/12/31 PEN 1,500 444
Series REGS
5.700% due 08/12/24 PEN 650 192
6.900% due 08/12/37 PEN 196 55
6.850% due 02/12/42 PEN 270 74
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900 210
Republic of South Africa
Government International Bond
Series 2048
8.750% due 02/28/48 ZAR 4,010 220
Series R214
6.500% due 02/28/41 ZAR 24,620 1,073
Romania Government International
Bond
Series 10Y
5.850% due 04/26/23 RON 830 217
4.750% due 02/24/25 RON 1,415 374
Series 15YR
5.800% due 07/26/27 RON 1,000 286
Russian Federal Bond - OFZ
Series 6209
7.600% due 07/20/22 RUB 7,200 98

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
650 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 6212
7.050% due 01/19/28 RUB 129,031 1,747
Series 6215
7.000% due 08/16/23 RUB 40,000 545
Thailand Government International
Bond
2.000% due 12/17/22 THB 15,733 518
3.625% due 06/16/23 THB 6,250 214
3.850% due 12/12/25 THB 5,203 189
3.580% due 12/17/27 THB 7,920 290
VIVAT NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.463%)(Ê)(ƒ) EUR 200 275
19,103
Total Long-Term Investments
(cost $199,945) 203,365
Common Stocks - 44.6%
Consumer Discretionary - 5.6%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 16,123 516
Academy Sports and Outdoors, Inc.(Æ) 14,372 443
adidas AG 2,078 642
AerSale Corp.(Æ) 25,091 304
Aisin Seiki Co., Ltd. 25,000 964
Amazon.com, Inc.(Æ) 191 662
American Axle & Manufacturing
Holdings, Inc.(Æ) 25,217 234
Aoyama Trading Co., Ltd.(Æ) 25,600 193
B&M European Value Retail SA 12,122 95
Barnes & Noble Education, Inc.(Æ) 20,791 164
Berkeley Group Holdings PLC 1,759 112
Best Buy Co., Inc. 670 78
BJ's Restaurants, Inc.(Æ) 6,576 401
Boyd Gaming Corp.(Æ) 3,274 217
Caesars Entertainment, Inc.(Æ) 1,350 132
Caleres , Inc. 28,633 667
Carrols Restaurant Group, Inc.(Æ) 67,213 396
Celestica, Inc.(Æ) 56,191 468
Charming Charlie, Inc.(Æ)(Š) 1,147,677 —
Chinese Universe Publishing and Media
Group Co., Ltd. Class A 51,600 88
Cie Generale des Etablissements
Michelin SCA Class B 405 59
Citizen Watch Co., Ltd. 163,700 550
City Developments, Ltd. 15,900 94
Comcast Corp. Class A 4,062 228
Comet Holding AG 1,304 335
Costco Wholesale Corp. 516 192
Davide Campari-Milano NV(Æ) 21,639 256
Dechra Pharmaceuticals PLC 20,228 1,127
Del Taco Restaurants, Inc.(Æ) 47,405 540
Designer Brands, Inc.(Æ) 36,325 643
Dollar General Corp. 438 94
Dollar Tree, Inc.(Æ) 677 78
DR Horton, Inc. 676 66
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Drive Shack, Inc.(Æ) 51,843 177
Electrolux AB 2,037 57
Fortune Brands Home & Security, Inc. 866 91
Fossil Group, Inc.(Æ) 36,308 468
Franklin Covey Co.(Æ) 6,933 212
Games Workshop Group PLC 2,904 435
Garmin, Ltd. 840 115
Gentex Corp. 2,206 78
Genuine Parts Co. 438 55
Golden Entertainment, Inc.(Æ) 7,536 260
Grand Canyon Education, Inc.(Æ) 833 90
H&R Block, Inc. 13,913 310
Home Depot, Inc. (The) 724 234
Honda Motor Co., Ltd. 78,200 2,315
iMedia Brands, Inc.(Æ) 28,505 211
IntriCon Corp.(Æ) 7,650 177
Isuzu Motors, Ltd. 48,300 489
J Front Retailing Co., Ltd. 71,600 682
Kering 1,330 1,065
Komeri Co., Ltd. 28,100 722
K's Holdings Corp. 18,900 258
Landsea Homes Corp.(Æ) 65,952 617
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 27,743 140
LKQ Corp.(Æ) 2,005 94
LVMH Moet Hennessy Louis Vuitton
SE - ADR 132 99
MIPS AB 4,919 398
Moncler SpA 15,621 960
Motorcar Parts of America, Inc.(Æ) 11,277 244
Nike, Inc. Class B 656 87
Nissan Motor Co., Ltd.(Æ) 67,200 337
NVR, Inc.(Æ) 10 50
On the Beach Group PLC(Æ)(Þ) 104,743 600
Pernod Ricard SA 2,475 508
Persimmon PLC Class A 1,811 78
PetIQ , Inc.(Æ) 22,704 967
Potbelly Corp.(Æ) 35,447 217
Pou Chen Corp. Class B 49,000 62
PulteGroup, Inc. 1,630 96
Quebecor, Inc. Class B 1,713 46
Sands China, Ltd.(Æ) 26,800 127
Santos Brasil Participacoes SA 100,800 131
SGS SA 17 50
Shaw Communications, Inc. Class B 2,216 64
SMART Global Holdings, Inc.(Æ) 23,529 1,086
Starbucks Corp. 520 60
Stride, Inc.(Æ) 6,510 186
Stroeer SE 3,517 300
Sumitomo Electric Industries, Ltd. 130,100 1,938
Sumitomo Rubber Industries, Ltd. 21,000 260
Swatch Group AG (The) 1,442 86
Swatch Group AG (The) Class B 187 57
Takashimaya Co., Ltd. 63,000 694
Target Corp. 726 150
Teleperformance - GDR 4,337 1,676
TJX Cos., Inc. (The) 1,317 94

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tractor Supply Co. 326 61
Transcontinental, Inc. Class A - ADR 3,262 62
Travelzoo , Inc.(Æ) 12,140 191
United Arrows, Ltd. 16,000 280
Universal Electronics, Inc.(Æ) 10,054 572
Wacoal Holdings Corp. 15,700 354
Walmart, Inc. 1,124 157
Walt Disney Co. (The)(Æ) 589 110
WW International, Inc.(Æ) 7,753 215
Xebio Holdings Co., Ltd. 21,000 166
Yamada Denki Co., Ltd. 223,000 1,110
35,376
Consumer Staples - 2.1%
Adecoagro SA(Æ) 81,036 754
Alimentation Couche-Tard, Inc. Class B 1,861 63
Archer-Daniels-Midland Co. 1,334 84
Astarta Holding NV(Æ) 19,130 221
Campbell Soup Co. 1,648 79
Carrefour SA 12,964 251
Clorox Co. (The) 427 78
Colruyt SA 1,711 101
CVS Health Corp. 1,059 81
Dino Polska SA(Æ)(Þ) 5,246 341
First Resources, Ltd. 359,900 413
Fresh Del Monte Produce, Inc. 11,984 338
General Mills, Inc. 2,030 124
Golden Agri-Resources, Ltd. 6,929,120 1,302
HelloFresh SE(Æ) 15,716 1,304
Henkel AG & Co. KGaA 473 47
Herbalife Nutrition, Ltd.(Æ) 1,473 67
Hershey Co. (The) 368 60
Hormel Foods Corp. 1,234 57
ICA Gruppen AB 846 39
Imperial Tobacco Group PLC 2,481 52
Ingredion, Inc. 446 42
Japan Tobacco, Inc. 116,100 2,172
JM Smucker Co. (The) 878 115
Kernel Holding SA 40,873 550
Kimberly-Clark Corp. 596 79
Kirin Holdings Co., Ltd. 110,100 2,066
Koninklijke Ahold Delhaize NV 4,146 112
Kroger Co. (The) 1,742 64
Lenta PLC - GDR(Æ) 112,968 347
Loblaw Cos., Ltd. 983 55
L'Oreal SA 130 53
NH Foods, Ltd. 10,800 482
North West Co., Inc. (The) 1,843 53
PepsiCo, Inc. 765 110
Primo Water Corp. 17,635 295
Procter & Gamble Co. (The) 1,699 227
PZ Cussons PLC 18,265 67
Russel Metals, Inc. 4,296 98
Saputo, Inc. - ADR 1,555 49
Seven & i Holdings Co., Ltd. 10,400 448
Stock Spirits Group PLC 22,055 83
Walgreens Boots Alliance, Inc. 1,758 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
13,516
Energy - 1.9%
Cenovus Energy, Inc. 98,569 767
Chevron Corp. 823 85
China Shenhua Energy Co., Ltd. Class H 122,000 254
Crescent Point Energy Corp. 56,445 223
Denison Mines Corp.(Æ) 145,547 156
Exxon Mobil Corp. 1,668 95
Fission Uranium Corp.(Æ) 493,461 277
Gazprom PJSC 654,126 2,001
GS Holdings Corp. 3,211 124
Japan Petroleum Exploration Co., Ltd. 4,900 91
K&O Energy Group, Inc. 300 4
Matrix Service Co.(Æ) 60,075 794
NAC Kazatomprom JSC - GDR 35,882 978
National Energy Services Reunited Corp.
(Æ) 73,512 933
Natural Gas Services Group, Inc.(Æ) 27,996 252
NexTier Oilfield Solutions, Inc.(Æ) 155,638 559
ONEOK, Inc. 2,566 134
Range Resources Corp.(Æ) 94,899 932
Schneider Electric SE 343 55
SM Energy Co. 30,798 487
Southwestern Energy Co.(Æ) 232,688 994
Talon Metals Corp.(Æ) 277,000 151
Targa Resources Corp. 11,450 397
Warrior Met Coal, Inc. 27,196 431
Williams Cos., Inc. (The) 24,232 590
Xcel Energy, Inc. 2,801 200
11,964
Financial Services - 11.6%
3i Group PLC 7,211 128
Activia Properties, Inc.(ö) 41 189
Aedifica (ö) 1,316 161
AerCap Holdings NV(Æ) 12,277 715
Aflac, Inc. 2,194 118
Allianz SE 392 102
Allied Properties Real Estate Investment
Trust(ö) 3,345 116
Allstate Corp. (The) 787 100
Alpine Income Property Trust, Inc.(ö) 12,882 235
alstria office REIT-AG(ö) 9,699 174
Americold Realty Trust(ö) 6,337 256
Ameris Bancorp 9,758 528
Apartment Income REIT Corp (ö) 4,914 222
Apple Hospitality REIT, Inc.(ö) 38,613 612
Argan SA(ö) 675 67
Assicurazioni Generali SpA 5,103 103
Assura PLC(ö) 165,594 171
Atlantic Capital Bancshares, Inc.(Æ) 19,592 524
Axis Capital Holdings, Ltd. 12,096 675
Baloise Holding AG 217 37
Bank of New York Mellon Corp. (The) 1,104 55
Berkshire Hathaway, Inc. Class B(Æ) 321 88

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
652 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BlackRock, Inc. Class A 117 96
Blucora , Inc.(Æ) 40,576 584
British Land Co. PLC (The)(ö) 25,339 181
Brixmor Property Group, Inc.(ö) 37,331 834
Byline Bancorp, Inc. 24,256 551
Capital Bancorp, Inc.(Æ) 943 21
Capital City Bank Group, Inc. 18,465 467
CapitaLand Mall Trust Class A(ö) 116,088 188
Castellum AB 7,339 179
Catena AB 3,183 154
CBRE Group, Inc. Class A(Æ) 739 63
Century Bancorp, Inc. Class A 3,318 379
Charles Schwab Corp. (The) 1,452 102
Charter Hall Group - ADR(ö) 28,643 310
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 205,123 —
Chubb, Ltd. 554 95
Civista Bancshares, Inc. 12,754 295
CK Asset Holdings, Ltd. 42,500 266
CK Hutchison Holdings, Ltd. Class B 13,500 111
Commerce Bancshares, Inc. 890 69
Cowen Group, Inc. Class A 14,949 590
Credit Saison Co., Ltd. 88,100 1,013
CTO Realty Growth, Inc.(ö) 6,092 323
CTP NV(Æ)(Þ) 5,015 85
Curo Group Holdings Corp. 13,848 198
CyrusOne , Inc.(ö) 5,971 435
Daibiru Corp. 26,000 304
Dai-ichi Life Holdings, Inc. 92,300 1,661
Deutsche Wohnen SE 9,383 508
Digital Realty Trust, Inc.(ö) 1,993 308
Direct Line Insurance Group PLC 17,628 69
Duke Realty Corp (ö) 9,469 440
Dundee Corp. Class A 60,021 71
Emerald Holding, Inc.(Æ) 41,083 230
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö) 311,592 69
EPR Properties(Æ) 4,354 114
Equities AB 12,339 417
Equity Commonwealth(ö) 17,383 501
ESR Cayman, Ltd.(Æ)(Þ) 22,200 76
Essent Group, Ltd. 14,416 758
Essex Property Trust, Inc.(ö) 1,695 492
Etalon Group PLC - GDR 197,688 322
Extra Space Storage, Inc.(ö) 3,594 534
Fastighets AB Balder Class B(Æ) 4,436 256
Fidelity National Financial, Inc. 870 40
First Foundation, Inc. 53,189 1,266
First Interstate BancSystem , Inc. Class A 11,258 529
Fly Leasing, Ltd. - ADR 11,347 192
Franklin Resources, Inc. 4,121 124
Gjensidige Forsikring ASA 2,709 62
GLP J- Reit (Æ)(ö) 171 287
Goodman Group(ö) 6,154 90
Granite Real Estate Investment Trust (ö) 1,202 77
Great-West Lifeco , Inc. 4,350 126
Hachijuni Bank, Ltd. (The) 33,400 114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hang Lung Properties, Ltd. - ADR 34,000 93
Hanover Insurance Group, Inc. (The) 1,804 250
Healthcare Trust of America, Inc. Class
A(ö) 7,247 213
Healthpeak Properties, Inc.(ö) 18,832 647
Highwoods Properties, Inc. (ö) 3,576 160
Hirogin Holdings, Inc. 42,000 232
HomeStreet , Inc. 26,770 1,093
Host Hotels & Resorts, Inc.(Æ)(ö) 16,240 295
iA Financial Corp., Inc. 1,048 59
ICADE(ö) 1,578 123
IG Group Holdings PLC 6,752 85
Industrial Logistics Properties Trust(ö) 8,640 214
Instone Real Estate Group AG(Æ)(Þ) 5,431 161
Intact Financial Corp. 738 98
Interactive Brokers Group, Inc. Class A 1,101 79
Intermediate Capital Group PLC(Æ) 30,007 906
Investar Holding Corp. 2,059 46
Invincible Investment Corp.(ö) 338 121
Invitation Homes, Inc.(ö) 10,416 365
Japan Prime Realty Investment Corp.(ö) 40 163
Japan Retail Fund Investment Corp.(ö) 173 171
Jones Lang LaSalle, Inc.(Æ) 1,338 251
JPMorgan Chase & Co. 1,421 219
Kasikornbank PCL 23,300 99
Kemper Corp. 4,834 377
Keppel DC REIT(Æ)(ö) 42,400 86
Keppel REIT(Æ)(ö) 109,000 102
Kimco Realty Corp.(ö) 13,636 286
Klepierre SA - GDR(ö) 7,666 204
Korean Reinsurance Co. 21,445 177
Ladder Capital Corp. Class A(ö) 23,345 278
Link Real Estate Investment Trust(ö) 30,230 286
London Stock Exchange Group PLC 8,931 912
LondonMetric Property PLC(ö) 30,911 96
LSR Group PJSC 25,878 277
LTC Properties, Inc.(ö) 7,902 336
Manulife Financial Corp. 4,876 106
MasterCard, Inc. Class A 215 82
Medical Properties Trust, Inc.(ö) 11,936 263
Merck & Co., Inc. 1,596 119
Meridian Bancorp, Inc. 27,701 612
Mirvac Group(ö) 185,380 385
Mitsubishi Estate Co., Ltd. 146,000 2,399
Mitsubishi UFJ Financial Group, Inc. 196,100 1,048
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 47,700 273
Mitsui Fudosan Co., Ltd. 19,400 421
Mitsui Fudosan Logistics Park, Inc.(ö) 16 83
Monmouth Real Estate Investment Corp.
(Æ) 11,484 293
Moscow Exchange MICEX-RTS PJSC 129,697 305
MS&AD Insurance Group Holdings, Inc. 21,000 595
National Bank Holdings Corp. Class A 25,700 1,025
Nippon Building Fund, Inc.(ö) 32 210
Nishi-Nippon Financial Holdings, Inc. 25,200 162
NMI Holdings, Inc. Class A(Æ) 34,991 904

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NN Group NV 2,090 104
Nomura Holdings, Inc. 104,900 566
Nomura Real Estate Holdings, Inc. 17,400 428
North Pacific Bank, Ltd. 88,100 228
Northeast Bank 15,530 437
Northern Trust Corp. 525 60
Office Properties Income Trust (ö) 7,720 214
Old Second Bancorp, Inc. 43,197 571
Park Hotels & Resorts, Inc.(Æ)(ö) 5,036 112
Parkway Life Real Estate Investment
Trust(Æ)(ö) 45,900 144
Partners Group Holding AG 814 1,163
Peoples Bancorp, Inc. 31,345 1,048
Plymouth Industrial REIT, Inc.(ö) 24,413 455
PNC Financial Services Group, Inc.
(The) 297 56
Popular, Inc. 14,887 1,101
Premier Financial Corp. 33,288 1,052
Primis Financial Corp.(Æ) 18,980 272
Principal Financial Group, Inc. 476 30
Progressive Corp. (The) 1,263 127
Prologis, Inc.(ö) 7,456 869
Prosperity Bancshares, Inc. 1,011 74
Prosus NV(Æ) 9,120 989
Public Storage(ö) 3,465 974
Raymond James Financial, Inc. 670 88
Rexford Industrial Realty, Inc.(Æ) 10,715 279
RMR Group, Inc. (The) Class A 14,814 586
Royal Bank of Canada - GDR 473 45
Safestore Holdings PLC(ö) 13,643 161
SBA Communications Corp.(ö) 169 51
Sberbank of Russia PJSC 168,110 666
Schroders PLC 1,626 81
Segro PLC(ö) 25,734 357
Shenzhen Investment, Ltd. 144,000 53
Silvercrest Asset Management Group,
Inc. Class A 24,710 344
Simon Property Group, LP(ö) 6,286 765
SP Plus Corp.(Æ) 16,599 570
Sprott , Inc.(Ñ) 16,844 759
Standard Life Aberdeen PLC(Æ) 18,874 72
Sumitomo Mitsui Banking Corp. 69,900 2,433
Sumitomo Mitsui Trust Holdings, Inc. 52,200 1,777
Summit Hotel Properties, Inc. (Æ)(ö) 49,009 498
Sun Communities, Inc.(ö) 2,233 373
Sun Hung Kai Properties, Ltd. 25,000 377
Sun Life Financial, Inc. 1,380 74
Swiss Life Holding AG 86 42
T. Rowe Price Group, Inc. 529 95
Tiptree Financial, Inc. Class A 60,883 609
Tokyu Fudosan Holdings Corp. 16,800 93
Travelers Cos., Inc. (The) 291 45
Triumph Bancorp, Inc.(Æ) 8,188 726
Truist Financial Corp. 1,489 88
Turkiye Halk Bankasi AS(Æ) 319,589 166
UDR, Inc.(ö) 13,658 634
UMH Properties, Inc.(Æ)(ö) 65,526 1,437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UNITE Group PLC (The)(ö) 2,718 44
United Urban Investment Corp.(ö) 82 123
Uranium Participation Corp.(Æ) 162,807 711
Velocity Financial, Inc.(Æ) 26,253 238
Ventas, Inc.(ö) 12,321 683
VEREIT, Inc.(ö) 11,632 556
VGP NV 552 96
VICI Properties, Inc.(ö) 13,460 427
Visa, Inc. Class A 368 86
Vonovia SE 7,976 525
Washington Trust Bancorp, Inc. 14,954 763
Webster Financial Corp. 13,935 737
Weyerhaeuser Co.(ö) 3,242 126
Wharf Real Estate Investment Co., Ltd. 27,000 155
Workspace Group PLC(ö) 6,775 77
Yellow Cake PLC(Æ)(Þ) 86,825 303
Zurich Insurance Group AG 150 62
72,977
Health Care - 2.5%
Abbott Laboratories 840 101
AbbVie, Inc. 1,531 171
AddLife AB Class B 19,194 534
Agilent Technologies, Inc. 709 95
Ambu A/S Class B 16,539 925
Amgen, Inc. 611 146
Anthem, Inc.(Æ) 129 49
Bristol-Myers Squibb Co. 2,059 129
Cellavision AB 9,782 416
Chemed Corp. 122 58
ChemoMetec A/S 5,294 575
Cigna Corp. 262 65
Edwards Lifesciences Corp.(Æ) 531 51
Evotec SE(Æ) 20,692 861
Fresenius Medical Care AG & Co. 1,045 83
H.U. Group Holdings, Inc. 16,800 549
Henry Schein, Inc.(Æ) 1,049 76
Humana, Inc. 99 44
Intuitive Surgical, Inc.(Æ) 61 53
Invacare Corp.(Æ) 49,020 443
Japan Lifeline Co., Ltd. 51,200 722
Johnson & Johnson 1,567 255
KYORIN Holdings, Inc. 31,600 553
Lantheus Holdings, Inc.(Æ) 45,633 1,081
Lifco AB Class B 4,082 439
Lonza Group AG(Æ) 821 522
Medtronic PLC 696 91
Natus Medical, Inc.(Æ) 15,286 391
Novartis AG 1,237 106
Novo Nordisk A/S Class B 12,348 913
Orion OYJ Class B 1,879 83
Pfizer, Inc. 2,009 78
Quest Diagnostics, Inc. 811 107
Recro Pharma, Inc.(Æ) 28,681 77
Regeneron Pharmaceuticals, Inc.(Æ) 83 40
ResMed , Inc. 235 44
Roche Holding AG 264 86

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
654 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sanofi - ADR 773 81
Sawai Group Holdings Co., Ltd. 14,400 693
Siemens Healthineers AG(Þ) 12,297 703
Straumann Holding AG 310 445
Stryker Corp. 336 88
Suzuken Co., Ltd. 4,700 169
Takeda Pharmaceutical Co., Ltd. 50,400 1,685
Thermo Fisher Scientific, Inc. 219 103
Toho Holdings Co., Ltd. 25,100 424
United Therapeutics Corp.(Æ) 448 90
UnitedHealth Group, Inc. 656 262
Universal Health Services, Inc. Class B 617 92
West Pharmaceutical Services, Inc. 171 56
15,903
Materials and Processing - 6.3%
AddTech AB Class B 32,046 560
Aichi Steel Corp. 4,200 129
Akzo Nobel NV 694 83
Amcor PLC 6,364 75
Artemis Gold, Inc.(Æ) 75,256 356
Asahi Glass Co., Ltd. 16,800 766
BASF SE 1,528 123
Beacon Roofing Supply, Inc.(Æ) 12,954 730
Bear Creek Mining Corp.(Æ) 110,946 180
Boliden AB(Æ) 1,613 63
Brenntag AG 925 83
BrightView Holdings, Inc.(Æ) 20,387 366
Cameco Corp. Class A 114,505 1,924
Carel Industries SpA (Þ) 16,455 369
CCL Industries, Inc. Class B 1,095 62
Centerra Gold, Inc. 163,360 1,506
Chemours Co. (The) 15,097 456
Constellium SE(Æ) 30,920 480
Evonik Industries AG 1,414 50
Fastenal Co. 996 52
Ferguson PLC 521 66
Fresnillo PLC 40,210 457
Gabriel Resources, Ltd.(Æ) 1,655,929 350
Geberit AG 74 49
Getlink SE 24,942 397
Gold Fields, Ltd. - ADR 58,447 548
HeidelbergCement AG 813 75
Hokuetsu Corp. 67,200 348
Horizonte  Minerals  PLC(Æ) 1,142,760 126
IAMGOLD Corp.(Æ) 35,669 112
IMI PLC 4,791 106
Impala Platinum Holdings, Ltd. 5,436 102
International Paper Co. 2,122 123
International Tower Hill Mines, Ltd.(Æ) 97,110 99
ITT, Inc. 932 88
Ivanhoe Mines, Ltd. Class A(Æ) 114,745 809
JFE Holdings, Inc. 104,900 1,375
Koninklijke DSM NV 4,810 863
Kronos Worldwide, Inc. 15,585 265
Kuraray Co., Ltd. 21,000 228
Landec Corp.(Æ) 48,393 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lanxess AG 12,246 901
Lennox International, Inc. 276 93
LG Corp. Class H 2,442 278
Linde PLC(Æ) 389 111
Matthews International Corp. Class A 4,759 197
MHP SE - GDR 98,982 505
Mosaic Co. (The) 37,210 1,309
Neo Lithium Corp.(Æ) 46,880 99
New Gold, Inc.(Æ) 131,852 219
Newcrest Mining, Ltd. 102,529 2,080
NexGen Energy, Ltd.(Æ) 247,561 935
Nippon Steel Corp. 146,900 2,556
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 419,503 247
Northwest Pipe Co.(Æ) 4,820 160
Nouveau Monde Graphite, Inc.(Æ) 10,711 124
NOVAGOLD Resources, Inc.(Æ) 41,672 375
NSK, Ltd. 16,000 147
Nucor Corp. 1,293 106
Packaging Corp. of America 621 92
Pactiv Evergreen, Inc. 20,169 297
Pan American Silver Corp. 9,571 304
Polyus PJSC - GDR 11,176 1,035
PPG Industries, Inc. 594 102
Reliance Steel & Aluminum Co. 390 63
Rio Tinto PLC 1,756 148
Royal Gold, Inc. 2,348 263
RPM International, Inc. 859 81
Schweitzer-Mauduit International, Inc. 8,064 368
Seabridge Gold, Inc.(Æ) 66,375 1,124
Sika AG 1,458 435
Simcorp SA - ADR 2,858 377
Sonoco Products Co. 487 32
Steel Dynamics, Inc. 1,369 74
Stelco Holdings, Inc. 8,482 214
Stella-Jones Corp. 1,717 72
Stora Enso OYJ Class R 4,296 82
Tecnoglass , Inc. 14,777 177
Toray Industries, Inc. 100,700 625
Trane Technologies PLC 423 74
Tronox Holdings PLC Class A 96,011 2,034
Turquoise Hill Resources, Ltd.(Æ) 114,824 2,021
Unifi, Inc.(Æ) 5,957 161
Univar Solutions, Inc. - ADR(Æ) 18,630 435
Universal Stainless & Alloy Products,
Inc.(Æ) 29,647 271
UPM- Kymmene OYJ 2,355 92
Valmont Industries, Inc. 261 64
Valvoline, Inc. 41,374 1,299
Venator Materials PLC(Æ) 109,931 509
Watsco , Inc. 317 93
Western Copper & Gold Corp.(Æ)(Ñ) 59,283 86
Wheaton Precious Metals Corp. 17,081 706
Yara International ASA 2,913 152
39,951
Producer Durables - 6.7%
3M Co. 786 155

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ABB, Ltd. 2,714 88
Adecco Group AG 983 67
Aecon Group, Inc. 5,615 85
Aena SME SA(Æ)(Þ) 6,061 1,054
Aeroports de Paris(Æ) 2,809 360
Airports of Thailand PCL 34,100 68
Ametek , Inc. 518 70
AO Smith Corp. 1,297 88
Ardmore Shipping Corp.(Æ) 148,261 581
Argan , Inc. 15,503 777
Atlantia SpA (Æ) 14,916 292
Atlas Copco AB(Æ) 1,443 87
Auckland International Airport, Ltd.(Æ) 96,074 521
Canadian Pacific Railway, Ltd. 506 189
CH Robinson Worldwide, Inc. 804 78
Chicony Electronics Co., Ltd. 35,000 106
Cintas Corp. 224 77
COSCO SHIPPING Ports, Ltd. 202,000 170
Covenant Transportation Group, Inc.
Class A(Æ) 16,890 363
Cummins, Inc. 662 167
Daqin Railway Co., Ltd. Class A 97,000 103
Deutsche Post AG 1,856 109
Diana Shipping, Inc.(Æ) 27,492 103
Dover Corp. 372 55
DSV Panalpina A/S 3,815 849
East Japan Railway Co. 28,600 1,956
Eaton Corp. PLC 638 91
Echo Global Logistics, Inc.(Æ) 14,473 473
Eiffage SA 2,830 310
Embraer SA - ADR(Æ) 17,561 194
Emerson Electric Co. 1,213 110
Epiroc AB Class A 51,406 1,115
Equinox Gold Corp.(Æ) 51,451 416
Euronav NV 40,944 349
Expeditors International of Washington,
Inc. 1,112 122
Flughafen Zurich AG(Æ) 1,130 203
Fluor Corp.(Æ) 11,706 269
Frontier Group Holdings, Inc.(Æ) 18,772 395
Fukuda Corp. 2,400 103
GP Strategies Corp.(Æ) 16,252 256
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 29,870 186
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 2,702 277
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 22,666 233
Guangshen Railway Co., Ltd. Class H 1,294,000 260
GVS SpA (Æ)(Þ) 13,857 241
Hankook Technology Group Co., Ltd. 17,985 300
Heidrick & Struggles International, Inc. 13,448 569
Hubbell, Inc. Class B 458 88
ICF International, Inc. 3,863 352
IDEX Corp. 363 81
Illinois Tool Works, Inc. 334 77
Japan Steel Works, Ltd. (The) 7,500 182
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JetBlue Airways Corp.(Æ) 10,840 221
JGC Holdings Corp. 107,100 1,223
Johnson Controls International PLC(Æ) 1,509 94
Kajima Corp. 83,900 1,160
Kamigumi Co., Ltd. 11,700 228
KBR, Inc. 20,051 793
Knight-Swift Transportation Holdings,
Inc.(Æ) 15,870 748
Komatsu, Ltd. 35,700 1,048
Kone OYJ Class B 498 39
Koninklijke Vopak NV 1,271 58
Korn Ferry 4,551 309
Kuehne & Nagel International AG 268 80
Luks Group Vietnam Holdings Co., Ltd. 390,000 65
Macquarie Infrastructure Corp. 8,010 267
Magna International, Inc. Class A 1,241 117
Manitowoc Co., Inc. (The)(Æ) 9,405 215
Marten Transport, Ltd. 17,403 291
Meitec Corp. 3,500 194
Mitsubishi Corp. 71,600 1,981
Mitsui & Co., Ltd. 41,100 867
MSC Industrial Direct Co., Inc. Class A 1,092 98
Nestle SA 1,061 126
Norfolk Southern Corp. 1,591 444
Obayashi Corp. 50,400 460
Old Dominion Freight Line, Inc. 240 62
Organo Corp. 4,900 328
Orion Group Holdings, Inc.(Æ) 77,541 418
Orkla ASA(Ñ) 7,609 78
PACCAR Financial Corp. 860 77
Park24 Co., Ltd. 14,700 284
Paychex, Inc. 1,144 112
Pentair PLC 1,377 89
Pyeong Hwa Automotive Co., Ltd. 9,470 83
Quanta Services, Inc. 1,125 109
Qube Holdings, Ltd. 184,891 429
Radiant Logistics, Inc.(Æ) 64,069 428
Real Alloy(Æ)(Š) 42 1,778
Regal Beloit Corp. 452 65
Robert Half International, Inc. 732 64
Scorpio Tankers, Inc. 22,151 402
Securitas AB Class B 4,545 77
Seiko Epson Corp. 98,400 1,674
Skanska AB Class B 2,350 64
SKF AB Class B 2,898 75
Snap-on, Inc. 720 171
StealthGas , Inc.(Æ) 98,885 277
Stolt-Nielsen, Ltd. Class A 30,299 455
Sumitomo Heavy Industries, Ltd. 12,600 365
Sydney Airport(Æ) 59,064 282
Tachi -S Co., Ltd. Class S 7,000 73
Teekay Tankers, Ltd. Class A(Æ) 65,091 873
TFI International, Inc.(Æ) 962 84
Thermon Group Holdings, Inc.(Æ) 10,179 194
Toromont Industries, Ltd. 1,119 89
Transurban Group - ADR(Æ) 100,780 1,101
TreeHouse Foods, Inc.(Æ) 10,470 498

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
656 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tsakos Energy Navigation, Ltd. 13,558 125
Tutor Perini Corp.(Æ) 74,828 1,205
United Parcel Service, Inc. Class B 595 121
Universal Truckload Services, Inc. 16,754 419
USA Truck, Inc.(Æ) 29,066 447
Vectrus , Inc.(Æ) 12,178 638
Vinci SA 1,965 216
Vishay Precision Group, Inc.(Æ) 7,299 233
Waste Management, Inc. 1,444 199
West Japan Railway Co. 3,600 198
WSP Global, Inc. 793 82
WW Grainger, Inc. 193 84
Yellow Corp.(Æ) 32,335 297
Zhejiang Expressway Co., Ltd. Class H 218,000 190
42,608
Technology - 3.1%
Accenture PLC Class A 482 140
Activision Blizzard, Inc. 554 51
Adobe, Inc.(Æ) 202 103
Alpha & Omega Semiconductor, Ltd.(Æ) 7,641 238
Alphabet, Inc. Class A(Æ) 217 511
Alphabet, Inc. Class C(Æ) 49 118
Amdocs, Ltd. 688 53
Amphenol Corp. Class A 1,316 89
Amtech Systems, Inc.(Æ) 15,098 159
Analog Devices, Inc. 354 54
Apple, Inc. 6,862 902
Applied Materials, Inc. 890 118
Arrow Electronics, Inc.(Æ) 924 105
ASML Holding NV 2,287 1,488
Asustek Computer, Inc. 7,000 95
Automatic Data Processing, Inc. 710 133
Axcelis Technologies, Inc.(Æ) 26,183 1,087
BCE, Inc. 2,668 126
BE Semiconductor Industries NV 13,787 1,116
Bechtle AG 1,354 276
Cadence Design Systems, Inc.(Æ) 457 60
CDW Corp. 344 61
Cellnex Telecom SA(Þ) 5,071 287
Cisco Systems, Inc. 3,439 175
Cognex Corp. 885 76
Cognizant Technology Solutions Corp.
Class A 1,370 110
Cognyte Software, Ltd.(Æ) 10,289 269
Corteva , Inc. 1,893 92
Cosel Co., Ltd. 11,800 115
DSP Group, Inc.(Æ) 16,690 232
Eizo Corp. 8,400 312
F5 Networks, Inc.(Æ) 481 90
Facebook, Inc. Class A(Æ) 1,074 349
Fanuc Corp. 2,800 646
Fidelity National Information Services,
Inc. 563 86
Foxconn Technology Co., Ltd. 37,000 92
GDS Holdings, Ltd. - ADR(Æ) 1,217 101
Genpact , Ltd. 1,840 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hon Hai Precision Industry Co., Ltd. 29,000 121
Infineon Technologies AG - ADR 28,275 1,142
Intel Corp. 3,228 186
Intuit, Inc. 136 56
Jack Henry & Associates, Inc. 679 111
Juniper Networks, Inc. 2,157 55
KLA Corp. 262 83
Leidos Holdings, Inc. 564 57
Lite-On Technology Corp. 25,000 57
Maxar Technologies, Inc. 4,884 190
Maxim Integrated Products, Inc. 848 80
Micron Technology, Inc.(Æ) 977 84
Microsoft Corp. 3,551 895
NeoPhotonics Corp.(Æ) 19,097 179
Netcompany Group A/S(Þ) 12,242 1,270
NEXTDC, Ltd.(Æ) 14,418 128
NortonLifeLock , Inc.(Æ) 6,324 137
Ooma , Inc.(Æ) 13,151 217
PAE, Inc.(Æ) 45,919 412
Quantum Corp.(Æ) 34,137 291
RADCOM, Ltd.(Æ) 24,045 233
Salesforce.com, Inc.(Æ) 415 96
Samsung Electronics Co., Ltd. 1,679 123
Skyworks Solutions, Inc. 521 94
Softcat PLC 43,450 1,152
SYNNEX Corp. 349 42
Synopsys, Inc.(Æ) 320 79
TeamViewer AG(Æ)(Þ) 7,337 349
Texas Instruments, Inc. 957 173
Worldline SA(Æ)(Þ) 9,964 978
19,272
Utilities - 4.8%
ALLETE, Inc. 3,584 252
Alliant Energy Corp. 3,604 202
American Water Works Co., Inc. 2,226 347
AT&T, Inc. 4,835 152
Avista Corp. 5,795 267
Brigham Minerals, Inc. Class A 23,578 404
CenterPoint Energy, Inc. 9,261 227
Centrais Eletricas Brasileiras SA 130,358 883
Cheniere Energy, Inc.(Æ) 6,214 482
China Communications Services Corp.,
Ltd. Class H 100,000 43
China Resources Gas Group, Ltd. 18,000 98
Electricite de France SA 76,737 1,121
Enbridge, Inc. 21,623 834
Enel SpA 81,365 810
Engie SA 24,878 370
ENN Energy Holdings, Ltd. 12,196 208
Entergy Corp. 1,333 146
Essential Utilities, Inc. 2,912 137
Evergy , Inc. 4,131 264
Exelon Corp. 7,445 335
Federal Grid Co. Unified Energy System
PJSC 512,505,540 1,451
FirstEnergy Corp. 7,536 286

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gibson Energy, Inc. 10,112 185
Guangdong Investment, Ltd. 107,039 165
Hong Kong & China Gas Co., Ltd. 79,000 127
Hydro One, Ltd.(Þ) 2,093 50
Iberdrola SA 42,500 575
Inpex Corp. 75,700 513
International Business Machines Corp. 593 84
Kansai Electric Power Co., Inc. (The) 10,800 107
KDDI Corp. 63,000 1,906
Korea Electric Power Corp. 8,777 186
Korea Electric Power Corp. - ADR 20,078 212
KT Corp. 11,792 300
KT Corp. - ADR 113,016 1,424
LG Uplus Corp. 45,758 542
MEG Energy Corp. Class A(Æ) 148,151 818
National Grid PLC 12,122 153
NextEra Energy, Inc. 14,888 1,154
Nippon Telegraph & Telephone Corp. 96,510 2,429
NiSource, Inc. 5,776 150
Northern Oil and Gas, Inc.(Ñ) 31,890 462
NorthWestern Corp. 1,464 100
Oasis Petroleum, Inc. 6,631 515
Orsted A/S Class A(Þ) 1,303 189
Osaka Gas Co., Ltd. 39,900 772
Pembina Pipeline Corp. 16,181 499
Petronas Gas BHD 26,700 103
Portland General Electric Co. 3,971 202
Proximus SA 5,127 109
Public Service Enterprise Group, Inc. 6,848 433
RGC Resources, Inc. 9,631 209
Rogers Communications, Inc. Class B 1,275 63
RusHydro PJSC 143,355,026 1,564
Sempra Energy 1,405 193
Severfield -Rowen PLC 83,594 91
Shenergy Co., Ltd. Class A 122,100 107
Shizuoka Gas Co., Ltd. 5,200 44
Sichuan Chuantou Energy Co., Ltd.
Class A 57,500 100
South Jersey Industries, Inc. 28,211 698
Swisscom AG 190 103
TC Energy Corp.(Æ) 14,965 740
Telefonica Deutschland Holding AG 14,619 43
TELUS Corp. 4,290 89
T-Mobile USA, Inc.(Æ) 359 47
Tokyo Gas Co., Ltd. 113,300 2,295
Verizon Communications, Inc. 3,149 182
Vine Energy, Inc. Class A(Æ) 7,971 102
30,453
Total Common Stocks
(cost $213,369) 282,020
Preferred Stocks - 2.0%
Consumer Discretionary - 0.2%
CHS, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/21/25(¢) 6,020 172
GMAC Capital Trust I
5.941% due 02/15/40 13,578 348
Hyundai Motor Co.
2.793% (Ÿ) 6,405 608
1,128
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 06/16/21(¢) 4,600 464
Henkel AG & Co. KGaA
1.938% (Ÿ) 939 108
572
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 11,421 277
277
Financial Services - 1.2%
AEGON Funding Co. LLC
5.100% due 12/15/49 4,028 106
AMG Capital Trust II
5.150% due 10/15/37 16,308 953
Apollo Global Management, Inc.(Ñ)
6.375% due 03/15/23(¢) 5,728 154
Athene Holding, Ltd.
6.350% due 06/30/29(¢) 15,409 421
Bank of America Corp.
7.250% 464 657
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 9,410 247
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 5,700 140
Brookfield Finance, Inc.
4.625% due 10/16/80 5,800 144
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 8,357 198
Charles Schwab Corp. (The)
4.450% due 06/01/26(¢) 12,600 321
CNO Financial Group, Inc.
5.125% due 11/25/60 2,499 64
CoBank ACB
6.250% due 10/01/22(¢) 4,100 433
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 5,252 134
Equitable Holdings, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
658 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 12/15/24(¢) 4,987 130
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢) 3,596 390
Farmer Mac
5.250% due 10/17/25(¢) 5,045 131
First Horizon National Corp.
6.100% due 05/01/24(¢) 16,800 438
Global Net Lease, Inc.
7.250% due 09/12/22(¢) 6,640 177
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 9,559 245
Legg Mason, Inc.
5.450% due 09/15/56 5,000 127
Morgan Stanley
6.375% due 10/15/24(¢) 7,489 213
New York Community Capital Trust V
6.000% due 11/01/51 9,150 462
South Jersey Industries, Inc.
5.625% due 09/16/79 7,178 188
Synchrony Financial
5.625% due 11/15/24(¢) 11,897 314
Washington Federal, Inc.
4.875% due 04/15/26(¢) 6,000 154
Wells Fargo & Co.
5.200% due 06/15/21(¢) 17,494 449
7,390
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
0.254% (Ÿ) 1,124 105
Grifols SA
2.101% (Ÿ) 20,320 360
465
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 8,300 263
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 16,057 444
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 7,604 195
Enbridge, Inc.
6.375% due 04/15/78 2,686 71
Integrys Holding, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 08/01/73 12,150 315
National Rural Utilities Cooperative
Finance Corp.
5.500% due 05/15/64 4,963 132
NiSource, Inc.
6.500% due 03/15/24(¢) 5,609 154
SCE Trust V
5.450% due 03/15/26(¢) 10,600 270
Southern Co. (The)
4.950% due 01/30/80 4,700 125
United States Cellular Corp.
6.250% due 09/01/69 18,364 483
2,189
Total Preferred Stocks
(cost $11,360) 12,284
Options Purchased - 9.2%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase May 2021 104.45
Call (1) USD 30,000 (ÿ) 87
JPMorgan Chase May 2021 107.44
Call (1) USD 32,000 (ÿ) 17
JPMorgan Chase Jun 2021 100.55
Call (1) USD 44,000 (ÿ) 329
JPMorgan Chase Jun 2021 103.25
Call (1) USD 55,000 (ÿ) 310
JPMorgan Chase Jun 2021 106.22
Call (1) USD 20,000 (ÿ) 33
FTSE 100 Index
Futures
Morgan Stanley Dec 2021 6,725.00
Call (546) GBP 36,719 (ÿ) 3,209
NASDAQ 100 E-Mini
Index Futures
Morgan Stanley May 2021 13,750.00
Call (47) USD 64,625 (ÿ) 1,555
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00 Call
(1) 3,819 (ÿ) 274
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00 Call
(1) 6,050 (ÿ) 330
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00 Call
(1) 5,672 (ÿ) 363
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/23/55)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jan 2025 0.00 Call
(1) 2,440 (ÿ) 218
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00 Call
(1) 3,089 (ÿ) 113
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00 Call
(1) 7,470 (ÿ) 339
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00 Call
(1) 6,201 (ÿ) 355
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/27/49)
Bank of America Sep 2029 0.00 Call
(1) 6,126 (ÿ) 436
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/21/49)
Bank of America Sep 2029 0.00 Call
(1) 4,084 (ÿ) 304
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00 Call
(1) 7,562 (ÿ) 322
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/27/39)
Bank of America Sep 2029 0.00 Call
(1) 11,344 (ÿ) 535
(Bank of America, USD 1.115%/USD 3
Month LIBOR, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00 Call
(1) 2,004 (ÿ) 175
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00 Call
(1) 2,457 (ÿ) 216
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00 Call
(1) 6,152 (ÿ) 222
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00 Call
(1) 8,682 (ÿ) 572
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00 Call
(1) 16,504 (ÿ) 639
(Citigroup, USD 0.962%/USD 3 Month
LIBOR, USD 13,621, 05/28/26)
Citigroup May 2021 0.00 Call (1) 13,621 (ÿ) 35
(Citigroup, USD 1.583%/USD 3 Month
LIBOR, USD 6,513, 05/21/31)
Citigroup May 2021 0.00 Call (1) 6,513 (ÿ) 21
(Citigroup, USD 1.717%/USD 3 Month
LIBOR, USD 648, 05/14/31)
Citigroup May 2021 0.00 Call (1) 648 (ÿ) 6
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 648, 07/15/31)
Citigroup Jul 2021 0.00 Call (1) 648 (ÿ) —
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 6,050 (ÿ) 421
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 2,166 (ÿ) 277
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 6,481 (ÿ) 577
(Goldman Sachs, USD 1.750%/USD 3
Month LIBOR, USD 648, 05/10/31)
Goldman Sachs May 2021 0.00 Call
(1) 648 (ÿ) 7
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 1,966 (ÿ) 105
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 5,672 (ÿ) 368
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 7,562 (ÿ) 511
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00 Call
(1) 7,562 (ÿ) 519
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00 Call
(1) 5,672 (ÿ) 348
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00 Call
(1) 3,781 (ÿ) 245
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00 Call
(1) 2,574 (ÿ) 95
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00 Call
(1) 8,082 (ÿ) 362
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00 Call
(1) 5,462 (ÿ) 824
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00 Call
(1) 3,478 (ÿ) 531
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/27/39)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
660 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2029 0.00 Call
(1) 11,041 (ÿ) 436
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 11,343 (ÿ) 469
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 7,562 (ÿ) 325
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00 Call
(1) 9,453 (ÿ) 427
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Call
(1) 4,044 (ÿ) 267
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00 Call
(1) 5,565 (ÿ) 209
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00 Call
(1) 2,592 (ÿ) 336
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Call
(1) 6,050 (ÿ) 512
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00 Call
(1) 5,294 (ÿ) 424
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00 Call
(1) 2,579 (ÿ) 250
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Call
(1) 2,313 (ÿ) 84
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Call
(1) 6,536 (ÿ) 246
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00 Call
(1) 5,468 (ÿ) 392
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00 Put
(1) 3,819 (ÿ) 632
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00 Put
(1) 6,050 (ÿ) 1,229
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00 Put
(1) 5,672 (ÿ) 1,030
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00 Put
(1) 2,440 (ÿ) 370
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00 Put
(1) 3,089 (ÿ) 954
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00 Put
(1) 7,470 (ÿ) 2,006
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00 Put
(1) 6,201 (ÿ) 1,084
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/27/49)
Bank of America Sep 2029 0.00 Put
(1) 6,126 (ÿ) 912
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/21/49)
Bank of America Sep 2029 0.00 Put
(1) 4,084 (ÿ) 585
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00 Put
(1) 7,562 (ÿ) 664
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/26/39)
Bank of America Sep 2029 0.00 Put
(1) 11,344 (ÿ) 919
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00 Put
(1) 2,004 (ÿ) 586
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00 Put
(1) 2,457 (ÿ) 720
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00 Put
(1) 6,152 (ÿ) 815
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00 Put
(1) 8,682 (ÿ) 1,898
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00 Put
(1) 16,504 (ÿ) 2,094
(Barclays, USD 3 Month LIBOR/USD
1.080%, USD 97,000, 07/01/26)
Barclays Jun 2021 0.00 Put (1) 96,999 (ÿ) 318
(Citigroup, USD 3 Month LIBOR/USD
1.222%, USD 648, 03/15/31)
Citigroup March 2021 0.00 Put (1) 648 (ÿ) 44
(Citigroup, USD 3 Month LIBOR/USD
0.962%, USD 13,621, 05/28/26)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup May 2021 0.00 Put (1) 13,621 (ÿ) 42
(Citigroup, USD 3 Month LIBOR/USD
1.583%, USD 6,513, 05/21/31)
Citigroup May 2021 0.00 Put (1) 6,513 (ÿ) 58
(Citigroup, USD 3 Month LIBOR/USD
1.717%, USD 648, 05/14/31)
Citigroup May 2021 0.00 Put (1) 648 (ÿ) 1
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 6,050 (ÿ) 916
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 2,166 (ÿ) 369
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 6,481 (ÿ) 563
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.750%, USD 648, 05/10/31)
Goldman Sachs May 2021 0.00 Put
(1) 648 (ÿ) —
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00 Put (1) 1,966 (ÿ) 404
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00 Put (1) 5,672 (ÿ) 1,015
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00 Put (1) 7,562 (ÿ) 1,315
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00 Put (1) 7,562 (ÿ) 1,299
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00 Put (1) 5,672 (ÿ) 1,063
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00 Put (1) 3,781 (ÿ) 681
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00 Put (1) 2,574 (ÿ) 794
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00 Put (1) 8,082 (ÿ) 2,287
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00 Put (1) 5,462 (ÿ) 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00 Put (1) 3,478 (ÿ) 383
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,041 (ÿ) 1,026
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,343 (ÿ) 1,019
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00 Put (1) 7,562 (ÿ) 659
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00 Put (1) 9,453 (ÿ) 794
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Put (1) 4,044 (ÿ) 862
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00 Put (1) 5,565 (ÿ) 712
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00 Put (1) 2,592 (ÿ) 529
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Put
(1) 6,050 (ÿ) 782
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00 Put
(1) 5,294 (ÿ) 717
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00 Put
(1) 2,579 (ÿ) 373
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Put
(1) 2,313 (ÿ) 304
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00 Put
(1) 6,536 (ÿ) 839
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00 Put
(1) 5,468 (ÿ) 407
Total Options Purchased
(cost $56,139) 58,224
Short-Term Investments - 15.6%
BlackRock TCP Capital Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
662 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 03/01/22 839 859
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š) 5 2
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ) 606 608
Dycom Industries, Inc.
0.750% due 09/15/21 315 340
Evolent Health, Inc.
2.000% due 12/01/21 517 563
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,008 1,015
Golar LNG, Ltd.
2.750% due 02/15/22 (Ñ) 354 345
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,386 1,421
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 23,814,000 1,666
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 249 250
Jazz Investments I, Ltd.
1.875% due 08/15/21 801 819
Mexican Bonos
Series M
7.250% due 12/09/21 MXN 14,616 733
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 1,016 1,033
Newpark Resources, Inc.
4.000% due 12/01/21 444 437
PDC Energy, Inc.
1.125% due 09/15/21 380 377
Pretium Resources, Inc.
2.250% due 03/15/22 738 758
Ship Finance International, Ltd.
5.750% due 10/15/21 339 338
Thailand Government International Bond
3.650% due 12/17/21 THB 5,320 174
TimkenSteel Corp.
6.000% due 06/01/21 72 71
Twitter, Inc.
1.000% due 09/15/21 679 681
Two Harbors Investment Corp.
6.250% due 01/15/22 99 101
U.S. Cash Management Fund(@) 70,167,551 (∞) 70,154
United States Treasury Bills
0.075% due 05/13/21 (ç)(ž) 121 121
0.009% due 05/20/21 (ç)(ž) 100 100
0.039% due 06/03/21 (ç)(ž) 269 269
0.005% due 06/03/21 (ç)(ž) 790 790
0.041% due 06/10/21 (ç)(ž) 2,040 2,040
0.042% due 06/17/21 (ç)(ž) 995 995
0.022% due 06/29/21 (ž) 1,646 1,644
0.008% due 07/06/21 (ž) 2,419 2,419
0.013% due 07/15/21 (ž) 290 290
0.015% due 07/22/21 (ž) 315 315
0.015% due 07/29/21 (ž) 580 580
0.018% due 08/05/21 (ž) 870 870
0.012% due 08/19/21 (ž) 695 695
0.017% due 09/02/21 (ž) 186 186
0.020% due 09/09/21 (ž) 575 575
0.015% due 09/16/21 (ž) 385 385
0.017% due 09/23/21 (ž) 2,160 2,160
0.020% due 10/07/21 (ž) 205 205
0.025% due 10/14/21 (ž) 1,055 1,055
Total Short-Term Investments
(cost $97,844) 98,439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 3,190,698
3,191
Total Other Securities
(cost $3,191) 3,191
Total Investments - 104.1%
(identified cost $581,848) 657,523
Securities Sold Short - (1.7)%
Long-Term Investments - (1.7)%
Mortgage-Backed Securities - (1.7)%
Fannie Mae
30 Year TBA(Ï)
3.000% (10,000) (10,467)
Total Securities Sold Short
(proceeds $10,448) (10,467)
Other Assets and Liabilities,
Net - (2.4)%
(15,334)
Net Assets - 100.0%
631,722

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 663
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.0%
Aena SME SA 11/09/15 EUR 6,061 148.57 902
1,054
Alteryx , Inc. 03/16/21 1,112,000 94.17 1,047
1,034
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
126
AXA SA 01/14/19 300,000 104.45 313
416
Banco do Brasil SA/Cayman 01/21/21 200,000 112.51 225
219
Bank of China (Hong Kong), Ltd. 09/11/18 400,000 100.00 400
431
BNP Paribas SA 07/19/17 100,000 115.50 116
106
BNP Paribas SA 08/13/18 500,000 105.48 527
583
BNP Paribas SA 09/23/20 200,000 106.66 213
220
BNP Paribas SA 09/23/20 200,000 115.53 231
236
Carel Industries SpA 06/17/20 EUR 16,455 16.89 278
369
Cellnex Telecom SA 01/23/20 EUR 5,071 49.25 250
287
Cheniere Energy, Inc. 09/25/20 606,430 100.13 607
608
Credit Agricole SA 02/03/16 400,000 100.10 400
485
Credit Agricole SA 03/12/19 200,000 107.50 215
226
Credit Agricole SA 09/16/20 200,000 109.50 219
223
Credit Suisse Group AG 07/09/18 600,000 101.99 612
642
Credit Suisse Group AG 08/14/19 500,000 103.41 517
544
Credit Suisse Group AG 10/15/19 400,000 109.46 438
443
Credit Suisse Group AG 08/04/20 200,000 100.00 200
208
Credit Suisse Group AG 09/23/20 200,000 110.13 220
220
CTP NV 04/23/21 EUR 5,015 17.49 88
85
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
332
Dai-ichi Life Insurance Co., Ltd. (The) 02/12/18 150,000 111.38 167
152
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
254
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
210
Dino Polska SA 01/12/21 PLN 5,246 72.01 378
341
Dresdner Funding Trust I 03/26/20 100,000 113.50 113
142
Enel SpA 12/07/16 250,000 114.07 285
292
ESR Cayman, Ltd. 12/17/19 HKD 22,200 2.22 49
76
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
390
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
299
Fortive Corp. 11/21/19 1,008,000 98.16 989
1,015
Granite Point Mortgage Trust, Inc. 06/04/20 898,000 90.72 815
865
GVS SpA 06/26/20 EUR 13,857 11.21 155
241
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
208
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.07 212
216
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
181
Hydro One, Ltd. 01/31/20 CAD 2,093 20.46 43
50
ILFC E-Capital Trust I 04/28/21 210,000 82.50 173
172
Instone Real Estate Group AG 03/28/19 EUR 5,431 23.75 129
161
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
228
Ionis Pharmaceuticals, Inc. 04/26/21 192,000 93.39 179
178
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
193
Liberty Latin America, Ltd. 06/05/20 488,000 87.55 427
496
Liberty Media Corp. 03/05/21 195,000 102.50 200
201
Macquarie Bank, Ltd. 02/05/21 200,000 109.13 218
216
Meiji Yasuda Life Insurance Co. 03/02/21 200,000 112.95 226
225
MetLife Capital Trust IV 11/27/18 200,000 119.36 239
277
MetLife, Inc. 07/14/16 325,000 139.46 453
491
MGIC Investment Corp. 09/14/20 1,204,000 129.50 1,560
1,614
Momo , Inc. 07/06/20 647,000 83.29 539
567
Netcompany Group A/S 06/17/20 DKK 12,242 63.10 773
1,270
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
332
Nordea Bank AB 09/15/20 200,000 113.66 227
231
Nutanix , Inc. 05/06/20 748,000 91.32 683
731
NuVasive , Inc. 11/24/20 337,000 91.41 308
350
On the Beach Group PLC 06/18/20 GBP 104,743 3.69 386
600
Orsted A/S 11/08/19 DKK 1,303 133.07 173
189
Pluralsight , Inc. 04/17/20 32,000 85.85 27
32
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
217
SBL Holdings LLC 02/04/20 215,000 94.24 203
211
Scentre Group Trust 2 09/16/20 300,000 100.00 300
318

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
664 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Scentre Group Trust 3 09/16/20 300,000 100.00 300
318
Siemens Healthineers AG 02/05/21 EUR 12,297 59.07 727
703
Societe Generale SA 09/21/17 200,000 108.55 217
204
Societe Generale SA 06/05/20 400,000 103.38 414
446
Societe Generale SA 09/15/20 400,000 107.82 431
448
Societe Generale SA 09/16/20 200,000 114.28 229
236
Societe Generale SA 11/12/20 200,000 100.00 200
208
Standard Chartered PLC 02/07/18 400,000 109.69 439
437
Standard Chartered PLC 10/11/18 200,000 101.25 203
208
Sumitomo Life Insurance Co. 03/04/21 200,000 111.84 224
223
Sumitomo Life Insurance Co. 04/08/21 200,000 100.00 200
202
Tabula Rasa HealthCare, Inc. 12/02/20 292,000 87.00 254
299
TeamViewer AG 03/05/21 EUR 7,337 53.40 392
349
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
441
Weibo Corp. 03/25/20 856,000 96.26 823
836
Western Digital Corp. 04/14/20 900,000 94.29 849
932
Worldline SA 06/17/20 EUR 9,964 81.07 808
978
Yellow Cake PLC 09/23/19 GBP 86,825 2.57 223 303
31,300
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 48 AUD 6,691 06/21
23
Canadian 10 Year Government Bond Futures 16 CAD 2,230 06/21
(1)
EURO STOXX 50 Index Futures 383 EUR 15,090 06/21
569
FTSE 100 Index Futures 137 GBP 9,504 06/21
288
Japanese 10 Year Government Bond Futures 3 JPY 454,021 06/21
12
MSCI EAFE Index Futures 446 USD 50,338 06/21
119
MSCI Emerging Markets Index Futures 569 USD 38,027 06/21
15
S&P 500 E-Mini Index Futures 104 USD 21,706 06/21
314
S&P Financial Select Sector Index Futures 451 USD 50,230 06/21
2,885
S&P MidCap 400 E-Mini Index Futures 5 USD 1,360 06/21
33
SPI 200 Index Futures 3 AUD 525 06/21
11
United States Treasury Ultra Bond Futures 384 USD 71,388 06/21 (1,673)
Short Positions
Euro-Bund Futures 22 EUR 3,740 06/21
38
FTSE 250 Index Futures 24 GBP 1,079 06/21
(57)
Long Gilt Futures 31 GBP 3,958 06/21
60
NASDAQ 100 E-Mini Index Futures 236 USD 65,372 06/21
(4,164)
Russell 2000 E-Mini Index Futures 576 USD 65,131 06/21
1,474
S&P/TSX 60 Index Futures 100 CAD 22,708 06/21
(370)
TOPIX Index Futures 250 JPY 4,753,750 06/21 (247)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (671)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 665
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 104.45 USD 30,000 05/06/21 (5)
Fannie Mae Bonds JPMorgan Chase Put 1 107.44 USD 32,000 05/06/21 (12)
Fannie Mae Bonds JPMorgan Chase Put 1 100.55 USD 44,000 06/07/21 (216)
Fannie Mae Bonds JPMorgan Chase Put 1 103.25 USD 55,000 06/07/21 (181)
Fannie Mae Bonds JPMorgan Chase Put 1 106.22 USD 20,000 06/07/21 (19)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27 Bank of America Call 1 0.00 21,872 03/19/25 (116)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 6,855,
03/30/36 Bank of America Call 1 0.00 6,855 03/26/26 (446)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40 Bank of America Call 2 0.00 5,516 03/25/30 (118)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/14/50 Bank of America Call 1 0.00 4,348 11/12/30 (277)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 5,268,
11/14/50 Bank of America Call 1 0.00 5,268 11/12/30 (349)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/14/40 Bank of America Call 1 0.00 8,184 11/12/30 (310)
Barclays, USD 1.080%/USD 3 Month
LIBOR, USD 97,000, 07/01/26 Barclays Call 1 0.00 96,999 06/29/21 (663)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (258)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (249)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/12/55 Goldman Sachs Call 1 0.00 4,932 11/10/25 (309)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 13,799,
03/04/56 Goldman Sachs Call 1 0.00 13,799 03/02/26 (1,632)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Call 1 0.00 8,722 03/26/30 (184)
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,191 04/15/31 (3,917)
Goldman Sachs, USD 2.39%/USD
3 Month LIBOR, USD 3,481,
04/30/41 Goldman Sachs Call 1 0.00 3,481 04/28/31 (248)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28 JPMorgan Chase Call 1 0.00 35,576 03/25/27 (75)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/14/40 JPMorgan Chase Call 1 0.00 9,864 11/12/30 (391)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (91)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
666 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (92)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26 UBS Call 1 0.00 21,933 03/25/25 (43)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27 Bank of America Put 1 0.00 21,872 03/19/25 (436)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 6,855,
03/30/36 Bank of America Put 1 0.00 6,855 03/26/26 (364)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40 Bank of America Put 2 0.00 5,516 03/25/30 (798)
Bank of America, USD 1.600%/USD
3 Month LIBOR, USD 5,268,
11/14/50 Bank of America Put 1 0.00 5,268 11/12/30 (860)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/14/50 Bank of America Put 1 0.00 4,348 11/12/30 (732)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/14/40 Bank of America Put 1 0.00 8,184 11/12/30 (813)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 648, 07/15/31 Citigroup Put 1 0.00 648 07/13/21 (18)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (929)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (404)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/12/55 Goldman Sachs Put 1 0.00 4,932 11/10/25 (1,062)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 13,799,
03/04/56 Goldman Sachs Put 1 0.00 13,799 03/02/26 (1,951)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Put 1 0.00 8,722 03/26/30 (1,256)
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,191 04/15/31 (3,802)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 3,481,
04/30/41 Goldman Sachs Put 1 0.00 3,481 04/28/31 (266)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28 JPMorgan Chase Put 1 0.00 35,576 03/25/27 (545)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/14/40 JPMorgan Chase Put 1 0.00 9,864 11/12/30 (947)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (644)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (641)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26 UBS Put 1 0.00 21,933 03/25/25 (255)
Total Liability for Options Written (premiums received $25,095) (26,924)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 9 AUD 11 06/08/21 —
Bank of America USD 12 AUD 16 06/08/21 —
Bank of America USD 301 AUD 389 06/08/21 (1)
Bank of America USD 1 JPY 58 06/08/21 —
Bank of America USD 1,231 JPY 135,643 06/08/21 11
Bank of America USD 5 NOK 41 06/08/21 —
Bank of America USD 14 NOK 116 06/08/21 —
Bank of America USD 1,059 NOK 8,947 06/08/21 16
Bank of America AUD 60 USD 46 06/08/21 (1)
Bank of America AUD 1,579 USD 1,251 06/08/21 35
Bank of America JPY 32,609 USD 302 06/08/21 3
Bank of America NOK 2,277 USD 274 06/08/21 —
Bank of America NOK 14,705 USD 1,790 06/08/21 24
Bank of New York USD 109 NZD 155 06/08/21 3
Bank of New York USD 2,320 NZD 3,141 06/08/21 (73)
Bank of New York NZD 9 USD 7 06/08/21 —
Bank of New York NZD 23 USD 17 06/08/21 —
Bank of New York NZD 817 USD 585 06/08/21 1
Brown Brothers Harriman USD 261 EUR 219 05/04/21 3
Brown Brothers Harriman USD 710 EUR 590 05/04/21 (1)
Brown Brothers Harriman USD 299 GBP 215 05/05/21 (2)
Brown Brothers Harriman USD 316 GBP 228 05/05/21 (1)
Brown Brothers Harriman USD 317 GBP 228 05/05/21 (2)
Brown Brothers Harriman USD 599 GBP 429 05/05/21 (7)
Brown Brothers Harriman USD 910 GBP 657 05/05/21 (2)
Brown Brothers Harriman USD 278 GBP 201 06/02/21 (1)
Brown Brothers Harriman EUR 809 USD 951 05/04/21 (22)
Brown Brothers Harriman EUR 594 USD 715 06/02/21 1
Brown Brothers Harriman GBP 442 USD 610 05/05/21 —
Brown Brothers Harriman GBP 1,315 USD 1,815 05/05/21 (1)
Brown Brothers Harriman GBP 201 USD 280 06/02/21 2
Citigroup USD 90 CHF 82 05/04/21 —
Citigroup USD 1,245 GBP 883 06/08/21 (25)
Citigroup AUD 7,800 USD 6,013 06/16/21 3
Citigroup EUR 73 USD 87 05/04/21 —
Citigroup EUR 80 USD 96 05/04/21 —
Citigroup EUR 84 USD 101 05/04/21 —
Citigroup EUR 18,300 USD 22,018 06/16/21 (2)
Citigroup GBP 6 USD 9 06/08/21 —
Citigroup GBP 877 USD 1,202 06/08/21 (9)
Citigroup GBP 25,300 USD 34,952 06/16/21 8
Citigroup JPY 546,600 USD 5,001 06/16/21 (2)
Citigroup SEK 719 USD 85 05/04/21 —
Citigroup SEK 42,300 USD 5,000 06/16/21 2
HSBC USD 48 BRL 260 05/04/21 —
HSBC USD 114 BRL 613 05/04/21 (1)
HSBC USD 162 BRL 916 05/04/21 7
HSBC USD 1,821 BRL 10,013 05/04/21 22
HSBC USD 1,957 BRL 10,576 05/04/21 (10)
HSBC USD 1,863 BRL 10,576 08/03/21 67
HSBC USD 560 CLP 393,573 05/24/21 (6)
HSBC USD 830 CNY 5,417 05/27/21 5

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 4,895 CNY 32,023 05/27/21 42
HSBC USD 273 COP 995,277 07/26/21 (9)
HSBC USD 82 CZK 1,776 05/13/21 1
HSBC USD 1,690 HKD 13,099 05/18/21 (4)
HSBC USD 17 HUF 5,210 05/13/21 1
HSBC USD 1,438 HUF 427,619 05/13/21 (10)
HSBC USD 278 PEN 1,010 05/07/21 (11)
HSBC USD 351 PEN 1,263 05/07/21 (18)
HSBC USD 270 PEN 979 08/12/21 (11)
HSBC USD 3,293 PLN 12,314 05/27/21 (46)
HSBC USD 16 RON 67 07/12/21 —
HSBC USD 195 RON 807 07/12/21 2
HSBC USD 39 RUB 3,010 05/28/21 1
HSBC USD 84 THB 2,628 07/12/21 —
HSBC USD 1,437 THB 44,393 07/12/21 (12)
HSBC USD 21 ZAR 314 05/07/21 1
HSBC USD 65 ZAR 976 05/07/21 2
HSBC USD 80 ZAR 1,148 05/07/21 (1)
HSBC USD 85 ZAR 1,299 05/07/21 4
HSBC USD 256 ZAR 3,926 05/07/21 14
HSBC USD 640 ZAR 9,420 05/07/21 9
HSBC USD 337 ZAR 4,923 08/30/21 (3)
HSBC BRL 260 USD 48 05/04/21 —
HSBC BRL 613 USD 110 05/04/21 (3)
HSBC BRL 916 USD 170 05/04/21 1
HSBC BRL 10,013 USD 1,853 05/04/21 10
HSBC BRL 10,576 USD 1,878 05/04/21 (70)
HSBC BRL 1,831 USD 320 08/03/21 (14)
HSBC CLP 35,075 USD 50 05/24/21 1
HSBC CLP 358,499 USD 487 05/24/21 (18)
HSBC CLP 393,573 USD 559 08/30/21 6
HSBC CNY 215 USD 33 05/27/21 —
HSBC CNY 812 USD 123 05/27/21 (2)
HSBC CNY 6,150 USD 940 05/27/21 (8)
HSBC CNY 10,822 USD 1,670 05/27/21 2
HSBC COP 449,838 USD 123 07/26/21 4
HSBC COP 3,474,448 USD 970 07/26/21 46
HSBC CZK 1,513 USD 70 05/13/21 —
HSBC CZK 3,925 USD 178 05/13/21 (4)
HSBC CZK 31,795 USD 1,471 05/13/21 (7)
HSBC HKD 651 USD 84 05/18/21 —
HSBC HKD 2,798 USD 360 05/18/21 —
HSBC HUF 61,760 USD 210 05/13/21 4
HSBC HUF 108,509 USD 360 05/13/21 (2)
HSBC IDR 1,023,792 USD 70 06/03/21 (1)
HSBC IDR 26,096,782 USD 1,832 06/03/21 35
HSBC MXN 6,450 USD 315 08/09/21 —
HSBC MXN 6,470 USD 316 08/09/21 1
HSBC MXN 7,681 USD 380 08/09/21 5
HSBC PEN 145 USD 40 05/07/21 2
HSBC PEN 2,128 USD 587 05/07/21 25
HSBC PEN 1,263 USD 351 08/12/21 17

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC PHP 7,311 USD 151 05/28/21 —
HSBC PLN 2,845 USD 750 05/27/21 —
HSBC RON 611 USD 146 07/12/21 (2)
HSBC RUB 1,280 USD 17 05/28/21 —
HSBC RUB 9,915 USD 130 05/28/21 (1)
HSBC RUB 9,974 USD 132 05/28/21 —
HSBC THB 8,763 USD 280 07/12/21 (1)
HSBC ZAR 1,669 USD 111 05/07/21 (4)
HSBC ZAR 4,923 USD 342 05/07/21 3
HSBC ZAR 5,243 USD 349 05/07/21 (12)
HSBC ZAR 5,249 USD 349 05/07/21 (12)
Morgan Stanley USD 1,199 AUD 1,557 06/16/21 1
Morgan Stanley USD 1,683 CHF 1,562 06/16/21 29
Morgan Stanley USD 3,982 EUR 3,344 06/16/21 42
Morgan Stanley USD 4,914 GBP 3,536 06/16/21 (30)
Morgan Stanley CAD 2,749 USD 2,174 06/16/21 (64)
Morgan Stanley JPY 677,236 USD 6,231 06/16/21 33
Royal Bank of Canada USD 1,201 AUD 1,557 06/16/21 (2)
Royal Bank of Canada USD 38 CAD 46 05/03/21 —
Royal Bank of Canada USD 6 CAD 7 06/08/21 —
Royal Bank of Canada USD 1,234 CAD 1,551 06/08/21 28
Royal Bank of Canada USD 1,771 CAD 2,177 06/08/21 —
Royal Bank of Canada USD 1,684 CHF 1,562 06/16/21 28
Royal Bank of Canada USD 3,989 EUR 3,344 06/16/21 34
Royal Bank of Canada USD 4,921 GBP 3,536 06/16/21 (37)
Royal Bank of Canada CAD — USD — 06/08/21 —
Royal Bank of Canada CAD 365 USD 292 06/08/21 (5)
Royal Bank of Canada CAD 2,749 USD 2,179 06/16/21 (57)
Royal Bank of Canada JPY 677,236 USD 6,241 06/16/21 42
Standard Chartered USD 1,199 AUD 1,557 06/16/21 1
Standard Chartered USD 1,683 CHF 1,562 06/16/21 29
Standard Chartered USD 3,982 EUR 3,344 06/16/21 42
Standard Chartered USD 4,914 GBP 3,536 06/16/21 (30)
Standard Chartered CAD 2,749 USD 2,174 06/16/21 (64)
Standard Chartered JPY 677,236 USD 6,231 06/16/21 33
State Street USD 37 CAD 46 05/04/21 —
State Street USD 7 EUR 6 06/08/21 —
State Street USD 265 EUR 219 06/08/21 (1)
State Street USD 16 SEK 137 06/08/21 —
State Street USD 589 SEK 4,956 06/08/21 (4)
State Street USD 1,153 SEK 9,812 06/16/21 6
State Street EUR 15 USD 19 06/08/21 —
State Street EUR 28 USD 33 06/08/21 (1)
State Street EUR 856 USD 1,040 06/08/21 10
State Street NOK 8,070 USD 951 06/16/21 (19)
State Street SEK 272 USD 33 06/08/21 1
State Street SEK 847 USD 97 06/08/21 (3)
State Street SEK 18,764 USD 2,260 06/08/21 44
Toronto Dominion Bank USD 1,199 AUD 1,557 06/16/21 —
Toronto Dominion Bank USD 1,684 CHF 1,562 06/16/21 28
Toronto Dominion Bank USD 3,982 EUR 3,344 06/16/21 41
Toronto Dominion Bank USD 4,915 GBP 3,536 06/16/21 (31)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank CAD 2,749 USD 2,173 06/16/21 (63)
Toronto Dominion Bank JPY 677,236 USD 6,239 06/16/21 40
UBS USD 1,199 AUD 1,557 06/16/21 1
UBS USD 23 CHF 21 06/08/21 —
UBS USD 901 CHF 825 06/08/21 3
UBS USD 1,683 CHF 1,562 06/16/21 29
UBS USD 3,982 EUR 3,344 06/16/21 42
UBS USD 4,914 GBP 3,536 06/16/21 (30)
UBS CAD 2,749 USD 2,174 06/16/21 (62)
UBS CHF 106 USD 118 06/08/21 1
UBS CHF 144 USD 153 06/08/21 (5)
UBS CHF 3,074 USD 3,395 06/08/21 26
UBS JPY 677,236 USD 6,231 06/16/21 32
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 135
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 8,892 1 Month LIBOR
(1)
01/12/45 — 19 19
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 8,892 1 Month LIBOR
(1)
01/12/45 — (19) (19)
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 23,431 Three Month LIBOR
(2)
0.291%
(3)
04/09/23
— (11) (11)
Barclays USD 1,523 0.279%
(3)
Three Month LIBOR
(2)
04/12/23
— — —
Barclays USD 13,821 Three Month LIBOR
(2)
0.288%
(3)
04/13/23
— (5) (5)
Barclays USD 19,089 0.281%
(3)
Three Month LIBOR
(2)
04/13/23
— 5 5
Barclays USD 34,240 0.283%
(3)
Three Month LIBOR
(2)
04/13/23
— 10 10
Barclays USD 11,945 Three Month LIBOR
(2)
0.288%
(3)
04/15/23
— (4) (4)
Barclays USD 20,107 0.275%
(3)
Three Month LIBOR
(2)
04/19/23
— 2 2
Barclays USD 20,750 Three Month LIBOR
(2)
0.271%
(3)
04/27/23
— 1 1
Barclays USD 485 0.282%
(3)
Three Month LIBOR
(2)
04/28/23
— — —
Barclays USD 485 0.283%
(3)
Three Month LIBOR
(2)
04/28/23
— — —
Barclays USD 255,875 Three Month LIBOR
(2)
0.300%
(3)
06/16/23
9 (23) (14)
Barclays USD 9,234 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (154) (154)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,345 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (26) (26)
Barclays USD 957 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (20) (20)
Barclays USD 1,224 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 24 24
Barclays USD 1,294 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 22 22
Barclays USD 1,294 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 20 20
Barclays USD 1,323 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (25) (25)
Barclays USD 1,245 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— 17 17
Barclays USD 262 Three Month LIBOR
(2)
0.584%
(3)
02/10/26
— 4 4
Barclays USD 1,297 Three Month LIBOR
(2)
0.600%
(3)
03/09/26
— 19 19
Barclays USD 2,555 1.016%
(3)
Three Month LIBOR
(2)
04/08/26
— 12 12
Barclays USD 2,555 1.024%
(3)
Three Month LIBOR
(2)
04/08/26
— 13 13
Barclays USD 537 0.994%
(3)
Three Month LIBOR
(2)
04/09/26
— 2 2
Barclays USD 1,297 Three Month LIBOR
(2)
1.045%
(3)
04/15/26
— (7) (7)
Barclays USD 97,000 Three Month LIBOR
(2)
0.615%
(3)
04/15/26
1,892 (383) 1,509
Barclays USD 97,000 0.615%
(3)
Three Month LIBOR
(2)
04/15/26
(1,965) 456 (1,509)
Barclays USD 9,544 Three Month LIBOR
(2)
0.966%
(3)
04/27/26
— (12) (12)
Barclays USD 9,544 0.891%
(3)
Three Month LIBOR
(2)
05/04/26
— (28) (28)
Barclays USD 9,424 0.954%
(3)
Three Month LIBOR
(2)
05/05/26
— — —
Barclays USD 48,393 0.950%
(3)
Three Month LIBOR
(2)
06/16/26
(250) 149 (101)
Barclays USD 4,232 1.080%
(3)
Three Month LIBOR
(2)
07/01/26
— 15 15
Barclays USD 621 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (49) (49)
Barclays USD 18,467 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (1,639) (1,639)
Barclays USD 18,467 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 1,609 1,609
Barclays USD 17,236 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 1,288 1,288
Barclays USD 18,467 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 1,394 1,394
Barclays USD 6,940 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (412) (412)
Barclays USD 214 Three Month LIBOR
(2)
1.212%
(3)
02/16/31
— 7 7
Barclays USD 193 Three Month LIBOR
(2)
1.366%
(3)
02/22/31
— 4 4
Barclays USD 151 Three Month LIBOR
(2)
1.426%
(3)
02/24/31
— 2 2
Barclays USD 161 Three Month LIBOR
(2)
1.519%
(3)
03/02/31
— 1 1
Barclays USD 21,692 1.609%
(3)
Three Month LIBOR
(2)
03/08/31
— 25 25
Barclays USD 648 Three Month LIBOR
(2)
1.525%
(3)
03/15/31
— 5 5
Barclays USD 4,270 Three Month LIBOR
(2)
1.728%
(3)
03/31/31
— (47) (47)
Barclays USD 1,686 Three Month LIBOR
(2)
1.743%
(3)
04/07/31
— (20) (20)
Barclays USD 2,798 1.734%
(3)
Three Month LIBOR
(2)
04/07/31
— 31 31
Barclays USD 3,032 1.700%
(3)
Three Month LIBOR
(2)
04/09/31
— 24 24
Barclays USD 780 1.661%
(3)
Three Month LIBOR
(2)
04/12/31
— 3 3
Barclays USD 6,352 1.660%
(3)
Three Month LIBOR
(2)
04/12/31
— 25 25
Barclays USD 243 1.676%
(3)
Three Month LIBOR
(2)
04/13/31
— 1 1
Barclays USD 1,981 1.706%
(3)
Three Month LIBOR
(2)
04/13/31
— 16 16
Barclays USD 241 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— 10 10

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 648 1.465%
(3)
Three Month LIBOR
(2)
04/15/31
— (10) (10)
Barclays USD 1,456 Three Month LIBOR
(2)
1.587%
(3)
04/19/31
— 5 5
Barclays USD 2,562 Three Month LIBOR
(2)
1.589%
(3)
04/19/31
— 8 8
Barclays USD 17,942 Three Month LIBOR
(2)
1.538%
(3)
04/19/31
— 146 146
Barclays USD 648 Three Month LIBOR
(2)
1.702%
(3)
04/21/31
— (5) (5)
Barclays USD 6,513 1.736%
(3)
Three Month LIBOR
(2)
04/21/31
— 69 69
Barclays USD 1,479 1.563%
(3)
Three Month LIBOR
(2)
04/28/31
— (9) (9)
Barclays USD 1,479 1.561%
(3)
Three Month LIBOR
(2)
04/28/31
— (9) (9)
Barclays USD 2,460 Three Month LIBOR
(2)
1.568%
(3)
04/28/31
— 14 14
Barclays USD 2,910 Three Month LIBOR
(2)
1.567%
(3)
04/29/31
— 17 17
Barclays USD 2,363 Three Month LIBOR
(2)
1.627%
(3)
04/30/31
— 1 1
Barclays USD 12,382 1.655%
(3)
Three Month LIBOR
(2)
05/04/31
— 26 26
Barclays USD 1,925 1.637%
(3)
Three Month LIBOR
(2)
05/05/31
— — —
Barclays USD 6,811 1.591%
(3)
Three Month LIBOR
(2)
05/05/31
— (27) (27)
Barclays USD 20,815 Three Month LIBOR
(2)
1.650%
(3)
06/16/31
259 (239) 20
Barclays USD 233 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 11 11
Barclays USD 445 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 40 40
Barclays USD 289 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 27 27
Barclays USD 578 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 56 56
Barclays USD 811 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 74 74
Barclays USD 1,564 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 138 138
Barclays USD 830 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 122 122
Barclays USD 1,304 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 199 199
Barclays USD 39,994 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
106 7,944 8,050
Barclays USD 8,203 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— (1,372) (1,372)
Barclays USD 8,370 1.410%
(3)
Three Month LIBOR
(2)
11/12/50
— (1,197) (1,197)
Barclays USD 6,983 Three Month LIBOR
(2)
1.256%
(3)
11/23/50
— 1,257 1,257
Barclays USD 9,600 1.400%
(3)
Three Month LIBOR
(2)
12/04/50
— (1,403) (1,403)
Barclays USD 9,768 1.563%
(3)
Three Month LIBOR
(2)
01/11/51
— (1,073) (1,073)
Barclays USD 4,017 1.708%
(3)
Three Month LIBOR
(2)
02/08/51
— (308) (308)
Barclays USD 3,640 1.727%
(3)
Three Month LIBOR
(2)
02/12/51
— (263) (263)
Barclays USD 9,613 1.890%
(3)
Three Month LIBOR
(2)
02/18/51
— (328) (328)
Barclays USD 4,775 1.985%
(3)
Three Month LIBOR
(2)
04/20/51
— (70) (70)
Barclays USD 822 Three Month LIBOR
(2)
1.997%
(3)
04/21/51
— 10 10
Barclays USD 1,471 Three Month LIBOR
(2)
2.007%
(3)
04/22/51
— 14 14
Barclays USD 144 1.991%
(3)
Three Month LIBOR
(2)
04/23/51
— (2) (2)
Barclays USD 1,031 1.961%
(3)
Three Month LIBOR
(2)
04/27/51
— (21) (21)
Barclays USD 2,316 Three Month LIBOR
(2)
2.048%
(3)
05/05/51
— — —
Barclays USD 2,784 2.000%
(3)
Three Month LIBOR
(2)
06/16/51
(122) 83 (39)
Barclays USD 1,121 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 250 250
Barclays USD 412 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 112 112

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 515 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 140 140
Barclays USD 4,034 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (1,047) (1,047)
Barclays USD 1,408 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 335 335
Barclays USD 1,211 1.570%
(3)
Three Month LIBOR
(2)
11/12/55
— (185) (185)
Barclays USD 445 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 91 91
Barclays USD 491 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 101 101
Barclays USD 467 Three Month LIBOR
(2)
1.794%
(3)
02/05/61
— 35 35
Credit Suisse HUF 300,000 0.833%
(4)
Six Month BUBOR
(3)
11/22/22
(6) — (6)
Credit Suisse HUF 583,900 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 12 12
Credit Suisse CNY 2,900 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (6) (6)
Credit Suisse CNY 5,500 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (4) (4)
Credit Suisse CNY 10,000 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 9 9
Credit Suisse CNY 4,300 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— (2) (2)
Credit Suisse CNY 3,700 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26 — 2 2
Total Open Interest Rate Swap Contracts (å) (77) 6,119 6,042
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 65,678 $ 20
$ —
$ 65,698 10.4
International Debt — 30,540 —
—
30,540 4. 9
Loan Agreements — — 11
—
11 —
*
Mortgage-Backed Securities — 88,013 —
—
88,013 13.9
Non-US Bonds — 19,103 —
—
19,103 3.0
Common Stocks
Consumer Discretionary 14,698 20,678 —
—
35,376 5.6
Consumer Staples 3,065 10,451 —
—
13,516 2.1
Energy 8,457 3,507 —
—
11,964 1.9
Financial Services 43,748 29,229 —
—
72,977 11. 6
Health Care 5,029 10,874 —
—
15,903 2.5
Materials and Processing 23,572 16,379 —
—
39,951 6.3

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Producer Durables 18,785 22,045 1,778
—
42,608 6.7
Technology 9,525 9,747 —
—
19,272 3.1
Utilities 13,829 16,624 —
—
30,453 4.8
Preferred Stocks 9,934 2,350 — — 12,284 2 . 0
Options Purchased 5,540 52,68 4 — — 58,224 9. 2
Short-Term Investments — 28,28 3 2 70,15 4 98,439 15.6
Other Securities — — — 3,191 3,191 0.5
Total Investments 156,182 426,18 5 1,811 73,34 5 657,523 104.1
Securities Sold Short***
Long-Term Investments — (10,467) —
—
(10,467) (1. 7 )
Other Assets and Liabilities, Net
(2.4)
100.0
Other Financial Instruments
Assets
Futures Contracts 5, 841 — — — 5, 841 0.9
Foreign Currency Exchange Contracts 11 1,087 — — 1,098 0.2
Total Return Swap Contracts — 19 — — 19 — *
Interest Rate Swap Contracts — 17,511 — — 17,511 2. 8
A
Liabilities
Futures Contracts (6, 512 ) — — — (6,512) (1.0)
Options Written (433) (26,491) — — (26,924) (4.3)
Foreign Currency Exchange Contracts (11) (95 2 ) — — (96 3 ) (0.2)
Total Return Swap Contracts — (19) — — (19) (—) *
Interest Rate Swap Contracts — (11,469) — — (11,469) (1. 8 )
Total Other Financial Instruments
**
$ (1,104) $ (20,314) $ — $ — $ (21,418)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
754
Australia .................................................................................
6,467
Austria ....................................................................................
1,142
Belgium ..................................................................................
816
Bermuda .................................................................................
323
Brazil ......................................................................................
2,375
Burkina Faso ...........................................................................
112
Cameroon ................................................................................
345
Canada ....................................................................................
26,859
Cayman Islands .......................................................................
572
Chile .......................................................................................
1,786
China ......................................................................................
2,992
Colombia .................................................................................
1,677
Czech Republic .......................................................................
2,848
Denmark .................................................................................
5,098
Finland ...................................................................................
527
France .....................................................................................
12,493
Germany .................................................................................
10,263
Ghana .....................................................................................
27
Greece ....................................................................................
505
Guernsey .................................................................................
322
Hong Kong ..............................................................................
2,332
Hungary ..................................................................................
327
India .......................................................................................
192
Indonesia ................................................................................
3,847
Ireland ....................................................................................
1,720
Israel .......................................................................................
930
Italy ........................................................................................
3,774
Japan ......................................................................................
65,843
Jersey ......................................................................................
303
Kazakhstan .............................................................................
1,131
Malaysia ..................................................................................
103
Marshall Islands .....................................................................
873
Mexico ....................................................................................
4,277
Monaco ...................................................................................
981
Netherlands ............................................................................
6,155
New Zealand ...........................................................................
521
Norway ....................................................................................
500
Peru ........................................................................................
765
Philippines ..............................................................................
210
Poland .....................................................................................
341
Puerto Rico .............................................................................
1,101
Romania ..................................................................................
877
Russia .....................................................................................
9,689
Singapore ................................................................................
2,329
South Africa ............................................................................
1,943
South Korea ............................................................................
4,565
Spain .......................................................................................
2,716
Sweden ....................................................................................
5,140
Switzerland .............................................................................
7,821
Taiwan .....................................................................................
533

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Thailand ..................................................................................
1,552
Turkey .....................................................................................
235
Ukraine ...................................................................................
1,276
United Kingdom ......................................................................
38,516
United States ...........................................................................
405,455
Virgin Islands, British .............................................................
347
Total Investments .................................................................... 657,523
United States ...........................................................................
(10,467)
Total Securities Sold Short ...................................................... (10,467)

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 4,764 $ — $ 53,460
Unrealized appreciation on foreign currency exchange contracts — 1,098 —
Variation margin on futures contracts** 5,708 — 133
Total return swap contracts, at fair value — — 19
Interest rate swap contracts, at fair value — — 17,511
Total
$ 10,472 $ 1,098 $ 71,123
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 4,838 $ — $ 1,674
Unrealized depreciation on foreign currency exchange contracts — 963 —
Options written, at fair value — — 26,924
Total return swap contracts, at fair value — — 19
Interest rate swap contracts, at fair value — — 11,469
Total
$ 4,838 $ 963 $ 40,086
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 5,149 $ — $ — $ 205
Futures contracts (28,400) — — (10,695)
Options written 852 — — 408
Total return swap contracts — — — 3,936
Interest rate swap contracts — — — (1,753)
Credit default swap contracts — 1,647 — —
Foreign currency exchange contracts — — 207 —
Total
$ (22,399) $ 1,647 $ 207 $ (7,899)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 4,688 $ — $ — $ 1,863
Futures contracts 8,562 — — (915)
Options written — — — (1,870)
Total return swap contracts 1,772 — — (2)
Interest rate swap contracts — — — 4,146
Credit default swap contracts — 5,814 — —
Foreign currency exchange contracts — — 1,541 —
Total
$ 15,022 $ 5,814 $ 1,541 $ 3,222
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 58,224 $ — $ 58,224
Securities on Loan* Investments, at fair value 3,013 — 3,013
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,098 — 1,098
Total Return Swap Contracts Total return swap contracts, at fair value 19 — 19
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 17,511 — 17,511
Total Financial and Derivative Assets
79,865 — 79,865
Financial and Derivative Assets not subject to a netting agreement
(22,285) — (22,285)
Total Financial and Derivative Assets subject to a netting agreement
$ 57,580 $ — $ 57,580
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 22,551 $ 5,621 $ 865 $ 16,065
Bank of Montreal
169 — 169 —
Bank of New York
4 4 — —
Bank of Nova Scotia
841 — 752 89
Barclays
714 318 396 —
Brown Brothers Harriman
5 5 — —
Citigroup
3,765 1,862 1,903 —
Credit Suisse
41 — 41 —
Goldman Sachs
21,883 14,626 3,768 3,489
HSBC
557 293 264 —
JPMorgan Chase
6,396 2,410 1,852 2,134
Morgan Stanley
104 93 11 —
National Bank of Canada
7 — 7 —
Royal Bank of Canada
133 102 — 31
Standard Chartered
104 93 — 11
State Street
60 15 45 —
Toronto Dominion Bank
111 94 — 17
UBS
135 98 — 37
Total
$ 57,580 $ 25,634 $ 10,073 $ 21,873

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 963 $ — $ 963
Options Written Contracts Options written, at fair value 26,924 — 26,924
Short Sales Securities sold short, at fair value 10,467 — 10,467
Total Return Swap Contracts Total return swap contracts, at fair value 19 — 19
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 11,469 — 11,469
Total Financial and Derivative Liabilities
49,842 — 49,842
Financial and Derivative Liabilities not subject to a netting agreement
(11,480) — (11,480)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 38,362 $ — $ 38,362
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 5,621 $ 5,621 $ — $ —
Bank of New York 73 4 69 —
Barclays 663 318 — 345
Brown Brothers Harriman 38 5 — 33
Citigroup 1,897 1,862 34 1
Goldman Sachs 14,626 14,626 — —
HSBC 293 293 — —
JPMorgan Chase 2,410 2,410 — —
Morgan Stanley 1,561 93 — 1,468
Royal Bank of Canada 102 102 — —
Standard Chartered 93 93 — —
State Street 10,495 15 10,467 1 3
Toronto Dominion Bank 94 94 — —
UBS 396 98 — 298
Total
$ 38,36 2 $ 25,634 $ 10,570 $ 2,15 8
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 581,848
Investments, at fair value(*)(>) ......................................................................................................................................................
657,523
Cash ............................................................................................................................................................................................... 9,405
Foreign currency holdings(^) ......................................................................................................................................................... 1,052
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,098
Receivables:
Dividends and interest ....................................................................................................................................................... 4,623
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 182,487
Fund shares sold ................................................................................................................................................................ 305
From broker(a)(b)( c ) ........................................................................................................................................................... 26,760
Prepaid expenses ........................................................................................................................................................................... 9
Total return swap contracts, at fair value(∞) ................................................................................................................................... 19
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 17,511
Total assets .................................................................................................................................................
900,795
Liabilities
Payables:
Due to broker ( d )( e )( f ) ........................................................................................................................................................ 15,852
Investments purchased ...................................................................................................................................................... 198,212
Fund shares redeemed ....................................................................................................................................................... 557
Accrued fees to affiliates .................................................................................................................................................... 389
Other accrued expenses ..................................................................................................................................................... 355
Variation margin on futures contracts ................................................................................................................................. 660
Deferred capital gains tax liability ..................................................................................................................................... 15
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 963
Options written, at fair value(x) ...................................................................................................................................................... 26,924
Securities sold short, at fair value(‡) .............................................................................................................................................. 10,467
Payable upon return of securities loaned ....................................................................................................................................... 3,191
Total return swap contracts, at fair value(∞) ................................................................................................................................... 19
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 11,469
Total liabilities .............................................................................................................................................
269,073
Net Assets ............................................................................................................................................................
$ 631,722

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 70,865
Shares of beneficial interest ...........................................................................................................................................................
578
Additional paid-in capital ..............................................................................................................................................................
560,279
Net Assets ............................................................................................................................................................
$ 631,722
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.90
Maximum offering price per share (Net as set value plus sales charge of 5 .75%): Class A ......................................................... $ 11. 56
Class A — Net assets ............................................................................................................................................................. $ 4,909,485
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 450,214
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.83
Class C — Net assets ............................................................................................................................................................. $ 5,246,123
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 484,616
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.93
Class M — Net assets ............................................................................................................................................................ $ 51,996,614
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,759,330
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 10.93
Class S   — Net assets ........................................................................................................................................................... $ 403,002,038
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 36,883,770
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.94
Class Y — Net assets ............................................................................................................................................................. $ 166,567,643
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 15,224,414
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,052
(x)     Premiums received on options written $ 25,095
(*)     Securities on loan included in investments $ 3,013
(∞)    Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (77)
(‡)     Proceeds on securities sold short $ 10,448
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 73,345
(a)     Receivable from Broker for Futures $ 24,913
(b)     Receivable from Broker for Swaps $ 1,427
(c)     Receivable from Broker for Forwards $ 420
(d)     Due to Broker for Swaps $ 13,154
(e)      Due to Broker for Forwards $ 420
(f)      Due to Broker for Options $ 2,278
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,041
Dividends from affiliated funds ......................................................................................................................................... 44
Interest .............................................................................................................................................................................. 4,011
Securities lending income (net) ......................................................................................................................................... 63
Total investment income ...............................................................................................................................................................
8,159
Expenses
Advisory fees .................................................................................................................................................................... 3,098
Administrative fees ........................................................................................................................................................... 200
Custodian fees ................................................................................................................................................................... 295
Distribution fees - Class A ................................................................................................................................................ 6
Distribution fees - Class C ................................................................................................................................................ 20
Transfer agent fees - Class A ............................................................................................................................................ 5
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 80
Transfer agent fees - Class S   ........................................................................................................................................... 540
Transfer agent fees - Class Y ............................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 84
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 36
Miscellaneous ................................................................................................................................................................... 15
Expenses before reductions .............................................................................................................................................. 4,471
Expense reductions ........................................................................................................................................................... (1,490)
Net expenses .................................................................................................................................................................................
2,981
Net investment income (loss) ........................................................................................................................................................
5,178
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 61,913
Investments in affiliated funds .......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (39,095)
Options written ................................................................................................................................................................. 1,260
Foreign currency exchange contracts ................................................................................................................................ 207
Total return swap contracts ............................................................................................................................................... 3,936
Interest rate swap contracts ............................................................................................................................................... (1,753)
Credit default swap contracts ............................................................................................................................................ 1,647
Foreign currency-related transactions ............................................................................................................................... 177
Net realized gain (loss) ..................................................................................................................................................................
28,287
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 81,220
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 7,647
Options written ................................................................................................................................................................. (1,870)
Foreign currency exchange contracts ................................................................................................................................ 1,541
Total return swap contracts ............................................................................................................................................... 1,770
Interest rate swap contracts ............................................................................................................................................... 4,146
Credit default swap contracts ............................................................................................................................................ 5,814
Securities sold short .......................................................................................................................................................... (19)
Foreign currency-related transactions ............................................................................................................................... 463

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Statement of Operations , continued — For the Period Ended April 30, 2021
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... 100,716
Net realized and unrealized gain (loss) ......................................................................................................................................... 129,003
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 134,181

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,178 $ 12,933
Net realized gain (loss) ...................................................................................................................... 28,287 (24,764)
Net change in unrealized appreciation (depreciation) ....................................................................... 100,716 (26,226)
Net increase (decrease) in net assets from operations ............................................................................. 134,181 (38,057)
Distributions
To shareholders
Class A .......................................................................................................................................... (46) (208)
Class C .......................................................................................................................................... (30) (142)
Class E(1) ...................................................................................................................................... — (1)
Class M ......................................................................................................................................... (899) (1,528)
Class S   ......................................................................................................................................... (5,845) (16,948)
Class Y .......................................................................................................................................... (2,293) (6,608)
Net decrease in net assets from distributions .......................................................................................... (9,113) (25,435)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (313,852) (148,377)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(188,784) (211,869)
Net Assets
Beginning of period .................................................................................................................................
820,506 1,032,375
End of period ..........................................................................................................................................
$ 631,722 $ 820,506

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
**      Less than $500.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 19 $ 193 131 $ 1,281
Proceeds from reinvestment of distributions 4 45 21 204
Payments for shares redeemed (84) (874) (632) (5,733)
Net increase (decrease)
(61) (636) (480) (4,248)
Class C
Proceeds from shares sold 10 108 57 555
Proceeds from reinvestment of distributions 3 29 15 142
Payments for shares redeemed (83) (849) (242) (2,240)
Net increase (decrease)
(70) (712) (170) (1,543)
Class E(1)
Proceeds from shares sold — — 3 24
Proceeds from reinvestment of distributions — — —** 1
Payments for shares redeemed — — (6) (59)
Net increase (decrease)
— — (3) (34)
Class M
Proceeds from shares sold 4,177 43,188 2,613 25,053
Proceeds from reinvestment of distributions 86 898 156 1,528
Payments for shares redeemed (5,418) (58,698) (2,775) (26,984)
Net increase (decrease)
(1,155) (14,612) (6) (403)
Class S
Proceeds from shares sold 3,849 39,967 12,892 123,419
Proceeds from reinvestment of distributions 560 5,837 1,724 16,934
Payments for shares redeemed (27,564) (290,909) (25,003) (241,533)
Net increase (decrease)
(23,155) (245,105) (10,387) (101,180)
Class Y
Proceeds from shares sold 948 10,248 3,600 36,117
Proceeds from reinvestment of distributions 220 2,293 673 6,607
Payments for shares redeemed (6,075) (65,328) (8,797) (83,693)
Net increase (decrease)
(4,907) (52,787) (4,524) (40,969)
Total increase (decrease)
(29,348) $ (313,852) (15,570) $ (148,377)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 9.39 .05 1.56 1.61 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
October 31, 2016 9.52 .35 .12 .47 (.33) —
Class C
April 30, 2021* 9.33 .01 1.55 1.56 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
October 31, 2016 9.51 .27 .13 .40 (.27) —
Class M
April 30, 2021* 9.40 .07 1.58 1.65 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(5) 10.00 .25 .27 .52 (.25) —
Class S
April 30, 2021* 9.41 .06 1.57 1.63 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
October 31, 2016 9.53 .36 .14 .50 (.35) —
Class T
October 31, 2017(6) 10.24 .13 .13 .26 (.13) —
Class Y
April 30, 2021* 9.43 .08 1.55 1.63 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —
October 31, 2016 9.54 .39 .12 .51 (.37) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.10) 10.90 17.16 4,909 1.37 1.02 1.02 93
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.33) 9.66 5.08 10,052 1.44 1.10 3.70 67
(.06) 10.83 16.85 5,246 2.12 1.77 .25 93
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.27) 9.64 4.34 7,233 2.19 1.85 2.92 67
(.12) 10.93 17.44 51,997 1.12 .67 1.38 93
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.11) 10.93 17.38 403,002 1.12 .77 1.17 93
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.35) 9.68 5.43 552,190 1.19 .85 3.81 67
(.13) 10.37 2.57 103 1.31 1.07 3.06 146
(.12) 10.94 17.47 166,568 .92 .57 1.47 93
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146
(.37) 9.68 5.51 259,486 1.00 .65 4.16 67

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 258,567
Administration fees 30,204
Distribution fees 4,248
Shareholder servicing fees 1,079
Transfer agent fees 88,261
Trustee fees 6,500
$ 388,859
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,876 $ 21,803 $ 26,488 $ — $ — $ 3,191 $ 2 $ —
U.S. Cash Management Fund 160,986 725,707 816,538 (5) 4 70,154 44 —
$ 168,862 $ 747,510 $ 843,026 $ (5) $ 4 $ 73,345 $ 46 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 592,319,583 $ 90,545,121 $ (32,029,959) $ 58,515,162

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Multi-Asset Growth Strategy Fund 689
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,173.50 $ 1,018.89
Expenses Paid During Period* $ 6.41 $ 5.96
* Expenses are equal to the Fund's annualized expense ratio of 1.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,168.40 $ 1,015.17
Expenses Paid During Period* $ 10.43 $ 9.69
* Expenses are equal to the Fund's annualized expense ratio of 1.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,174.70 $ 1,020.63
Expenses Paid During Period* $ 4.53 $ 4.21
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
690 Multi-Asset Growth Strategy Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,173.30 $ 1,020.13
Expenses Paid During Period* $ 5.07 $ 4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,174.80 $ 1,021.12
Expenses Paid During Period* $ 3.99 $ 3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 691
-
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 31.5%
Corporate Bonds and Notes - 9.3%
Aircastle, Ltd.
4.250% due 06/15/26 135 146
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 1,938 1,802
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,212 2,251
5.375% due 10/15/23 807 803
Arbor Realty Trust, Inc.
4.750% due 11/01/22 2,323 2,477
Ares Capital Corp.
4.625% due 03/01/24 2,408 2,614
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 777 848
Benefitfocus, Inc.
1.250% due 12/15/23 (Ñ) 1,424 1,324
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,481 1,515
4.750% due 03/15/23 387 398
Boingo Wireless, Inc.
1.000% due 10/01/23 1,035 1,014
CalAmp Corp.
2.000% due 08/01/25 955 893
Calpine Corp.
3.750% due 03/01/31 (Þ) 393 375
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 100 100
Centene Corp.
2.500% due 03/01/31 27 26
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225 264
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61 64
Series WI
5.000% due 09/15/26 515 532
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 72
Colony Capital, Inc.
5.000% due 04/15/23 (Ñ) 2,208 2,262
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 216
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 400 375
DCP Midstream Operating, LP
5.125% due 05/15/29 277 296
5.600% due 04/01/44 54 55
Dell, Inc.
6.500% due 04/15/38 100 126
DISH Network Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 03/15/24 2,315 2,254
DocuSign, Inc.
0.000% due 01/15/24 785 770
Domtar Corp.
6.250% due 09/01/42 408 504
Enbridge, Inc.
5.500% due 07/15/77 (USD 3
Month LIBOR + 3.418%)(Ê) 607 633
Energy Transfer, LP
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ) 254 215
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 15 15
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 61
5.050% due 04/01/45 103 85
5.450% due 06/01/47 72 61
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê) 713 722
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 133 135
Exantas Capital Corp.
4.500% due 08/15/22 925 870
EZCORP, Inc.
2.375% due 05/01/25 1,321 1,091
FireEye, Inc.
Series B
1.625% due 06/01/35 2,579 2,553
General Electric Co.
Series D
3.514% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 170 162
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (USD 3
Month LIBOR + 3.436%)(Ê)(ƒ) 130 144
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 700 732
Granite Point
5.625% due 12/01/22 (Þ) 1,565 1,507
Green Plains, Inc.
4.125% due 09/01/22 345 418
Greenbrier Cos., Inc.
2.875% due 02/01/24 951 1,044
Greenlight Capital, Inc.
4.000% due 08/01/23 1,135 1,063
Haemonetics Corp.
0.000% due 03/01/26 1,131 935
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 791
HCA, Inc.
3.500% due 09/01/30 506 520

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
692 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 11/15/95 (Ñ) 221 302
HCI Group, Inc.
4.250% due 03/01/37 142 180
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,585 1,515
4.125% due 09/15/23 938 880
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 867 902
Innoviva, Inc.
2.125% due 01/15/23 2,279 2,259
International Consolidated Airlines
0.500% due 07/04/23 100 116
Invacare Corp.
5.000% due 11/15/24 809 809
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 332 307
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3
Month LIBOR + 2.580%)(Ê)(ƒ) 50 50
KB Home
4.800% due 11/15/29 18 19
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 322
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,782 1,932
Kleopatra Holdings 2 SCA
6.500% due 09/01/26 100 112
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 219 235
L Brands, Inc.
Series WI
6.875% due 11/01/35 325 394
LendingTree, Inc.
0.500% due 07/15/25 656 581
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 145 145
Liberty Broadband Corp.
1.250% due 09/30/50 1,038 1,028
2.750% due 09/30/50 519 534
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 344 355
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,432 1,452
Limelight Networks, Inc.
3.500% due 08/01/25 419 370
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 100 102
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,323 2,277
Marathon Oil Corp.
5.200% due 06/01/45 225 251
MFA Financial, Inc.
6.250% due 06/15/24 2,529 2,546
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 2,122 2,843
Momo, Inc.
1.250% due 07/01/25 (Þ) 1,139 999
New Mountain Finance Corp.
5.750% due 08/15/23 (Ñ) 1,630 1,728
New Relic, Inc.
0.500% due 05/01/23 1,752 1,704
Novelis Corp.
4.750% due 01/30/30 (Þ) 281 292
Nutanix, Inc.
4.898% due 01/15/23 (Þ) 1,304 1,274
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 588 610
Onemain Finance Corp.
4.000% due 09/15/30 14 14
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 938 865
Patrick Industries, Inc.
1.000% due 02/01/23 585 708
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,392 2,416
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3
Month LIBOR + 4.110%)(Ê)(ƒ) 756 627
Pluralsight, Inc.
0.375% due 03/01/24 (Þ) 57 57
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 53
4.500% due 09/15/31 (Þ) 71 70
Precigen, Inc.
3.500% due 07/01/23 1,364 1,193
Quotient Technology, Inc.
1.750% due 12/01/22 647 740
Radius Health, Inc.
3.000% due 09/01/24 1,166 1,117
Range Resources Corp.
Series WI
4.875% due 05/15/25 198 197
Retrophin, Inc.
2.500% due 09/15/25 540 543
RWT Holdings, Inc.
5.750% due 10/01/25 1,403 1,408
SEACOR Holdings, Inc.
2.500% due 12/15/27 1,596 1,595
Seagate HDD Cayman
3.375% due 07/15/31 (Þ) 177 170
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 419
SFL Corp., Ltd.
4.875% due 05/01/23 964 922
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,990 2,107
Stride, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 09/01/27 276 247
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,222 2,185
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Þ) 509 522
Taylor Morrison Communities, Inc.
5.875% due 06/15/27 (Þ) 22 25
Team, Inc.
5.000% due 08/01/23 962 938
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 421 437
6.875% due 11/15/31 150 167
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 320
Tilray, Inc.
5.000% due 10/01/23 738 709
T-Mobile USA, Inc.
4.500% due 04/15/50 (Þ) 25 28
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 443 487
Triarco Industries LLC
5.875% due 08/01/37 567 551
Vale Overseas, Ltd.
6.250% due 08/10/26 100 120
Veeco Instruments, Inc.
2.700% due 01/15/23 1,263 1,237
Vishay Intertechnology, Inc.
2.250% due 06/15/25 858 931
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,541 1,596
4.750% due 02/15/26 26 29
93,308
International Debt - 2.4%
AerCap Holdings NV
5.875% due 10/10/79 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.535%)
(Ê) 300 313
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 239
Akbank TAS
Series REGS
5.125% due 03/31/25 200 199
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 204
ams AG
0.875% due 09/28/22 2,200 2,095
Arcelik AS
Series REGS
5.000% due 04/03/23 200 207
Ashland Services BV
Series REGS
2.000% due 01/30/28 450 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atlas Corp.
3.000% due 05/15/25 898 904
Ball Corp.
1.500% due 03/15/27 200 245
Bank of Ireland Group PLC
4.125% due 09/19/27 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.500%)
(Ê) 200 204
Barclays Bank PLC
6.278% due 12/29/49 (USD 3
Month LIBOR + 1.550%)(Ê)(ƒ) 500 673
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 100 121
1.500% due 01/15/27 570 695
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 215
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.944%)
(Ê)(ƒ) 200 200
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 506 606
Cemex SAB de CV
Series REGS
7.375% due 06/05/27 200 227
Clovis Oncology, Inc.
1.250% due 05/01/25 1,030 755
Credit Suisse Group AG
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.554%)
(Ê)(ƒ) 200 191
Ctrip.com International, Ltd.
1.250% due 09/15/22 809 767
Deutsche Postbank Funding Trust III
0.065% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) 253 299
DNB Bank ASA
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ) 405 428
Hope Bancorp, Inc.
2.000% due 05/15/38 2,247 2,222
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 300 279
Huntsman International LLC
Series WI
4.250% due 04/01/25 280 380

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
694 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 210 228
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 299
Series REGS
2.250% due 01/15/28 276 335
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.446%)
(Ê)(Þ) 200 194
Jazz Investments I, Ltd.
1.500% due 08/15/24 186 201
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 191
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416 517
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 849 863
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 180 190
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 397 577
National Westminster Bank PLC
Series C
0.440% due 11/29/49 (USD 3
Month LIBOR + 0.250%)(Ê)(ƒ) 160 160
Natwest Group PLC
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 221
Netflix, Inc.
Series REGS
3.000% due 06/15/25 200 262
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.274%)
(Ê)(ƒ) 200 213
Royal Bank of Scotland Group PLC
Series B
0.500% due 08/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 130 129
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 174
Scorpio Tankers, Inc.
3.000% due 05/15/22 1,033 1,020
Silgan Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.250% due 06/01/28 400 483
Splitrock Services, Inc.
5.500% due 02/28/24 974 843
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 265
Series REGS
7.250% due 04/15/36 150 198
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 200 220
Telecom Italia Capital SA
6.000% due 09/30/34 70 79
Theravance Biopharma, Inc.
3.250% due 11/01/23 993 1,007
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 237
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 195
Weibo Corp.
1.250% due 11/15/22 (Þ) 1,509 1,475
Wisdom Tree Investments
4.250% due 06/15/23 142 184
24,167
Mortgage-Backed Securities - 16.1%
Fannie Mae
4.500% due 2049 36 39
5.000% due 2049 130 146
30 Year TBA(Ï)
2.000% 1,000 1,010
2.500% 3,000 3,105
3.000% 22,000 23,470
4.000% 13,000 13,616
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 1,296 277
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,419 455
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 3,701 587
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,704 319
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,825 265

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 877 39
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 536 33
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,274 473
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 4,240 897
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 3,011 234
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 5,508 1,547
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 674 23
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 359 15
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 311 10
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 538 41
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 208 8
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 525 24
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 2,875 700
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 949 162
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,627 311
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,352 496
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 2,844 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 5,211 978
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,361 764
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 6,429 1,168
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,146 738
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,330 1,112
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 4,795 812
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,376 232
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 1,258 106
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 2,247 205
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,943 332
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 3,587 685
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,583 231
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 838 87
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 1,874 336
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,795 1,007
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,867 533

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
696 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 4,851 881
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,567 700
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,092 492
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,769 84
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,896 155
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,814 223
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,488 571
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,462 667
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,561 462
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,010 659
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,658 590
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,292 628
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 8,652 1,244
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 5,677 1,085
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,235 1,106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 5,489 822
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 5,223 710
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 4,696 708
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 9,577 1,312
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 2,302 448
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 350 58
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 256 47
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 93 2
Series 2010-3747 Class SA
Interest Only STRIP
6.315% due 10/15/40 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 476 99
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,489 495
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 520 31
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (-1 x USD 1
Month LIBOR + 6.950%)(Ê) 499 96
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 272 34
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1
Month LIBOR + 5.950%)(Ê) 762 147
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 524 43
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 1,113 226

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 130 4
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 911 84
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 968 33
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 2,472 424
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 47 —
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 488 33
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,428 150
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 2,162 325
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,265 230
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 313 34
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,295 750
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 2,367 278
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 135 1
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 550 46
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 43 —
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 884 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 212 8
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 1,305 96
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 361 29
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,396 251
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 3,520 415
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 2,392 227
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,071 569
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 6,063 793
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 6,026 1,024
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 2,358 396
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 5,326 968
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,378 623
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,295 436
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 4,773 691
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 5,213 891
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,013 433

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
698 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,945 1,288
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 7,825 1,155
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 5,714 860
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,269 1,159
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 5,912 979
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 7,727 1,124
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 6,798 895
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,953 540
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,433 47
Ginnie Mae II
3.500% due 2049 169 185
5.000% due 2049 246 276
5.500% due 2049 89 101
4.000% due 2050 28 31
5.000% due 2050 226 254
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 2,496 378
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 4,160 692
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 3,929 671
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,475 132
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,479 78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 745 40
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 2,912 528
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 535 33
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 483 21
Series 2012-129
Interest Only STRIP
4.500% due 11/16/42 688 115
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,196 186
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 5,641 206
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 6,425 189
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 4,729 256
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 15,787 581
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 12,276 767
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 625 25
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,746 433
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 577 81
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 507 55
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 4,708 652
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 6,315 348
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,271 50

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 209 40
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 463 14
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 770 90
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,223 526
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,117 213
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,303 33
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 298 1
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 3,410 688
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,837 331
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 4,462 147
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 5,634 223
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 4,102 287
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,320 154
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 11,529 709
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,821 109
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 2,205 336
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 639 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,703 288
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 692 81
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 837 84
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 822 16
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 820 70
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,345 86
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,882 101
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 643 116
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 3,503 686
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,407 199
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 915 57
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 490 29
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,341 92
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,278 161
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 955 75
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 1,980 107
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,452 47
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,193 73

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
700 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 692 47
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 594 31
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 218 37
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 248 27
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 1,796 143
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1
Month LIBOR + 6.100%)(Ê) 828 171
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 642 60
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 740 73
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 3,269 226
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 379 64
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 14,339 880
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 858 42
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,808 128
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 5,248 299
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 8,082 701
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 3,516 141
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 10,067 840
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 6,139 543
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 5,393 393
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 6,502 550
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,222 208
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,554 149
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 9,444 890
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 234 5
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,362 147
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,988 502
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,216 226
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 4,285 768
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 365 27
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,536 299
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 3,458 189
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 2,282 474
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,329 135
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 3,672 846
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 1,468 76

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 2,160 201
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 282 43
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 342 61
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 382 31
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 989 88
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 2,335 428
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 417 84
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 554 51
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 14,225 1,148
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 7,689 755
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 2,171 223
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,668 204
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 10,011 901
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,035 538
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,384 223
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,140 391
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,740 309
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 3,702 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 2,217 298
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,629 139
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,246 399
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 4,480 329
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,510 347
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,745 130
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 404 44
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,893 369
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,945 299
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 8,254 610
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 10,816 905
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 592 42
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,671 198
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 461 56
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 11,599 1,156
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 5,741 482
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 6,961 551
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 7,527 804

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
702 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 5,119 583
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,872 269
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 16,304 1,076
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 6,741 701
Series 2017-H22 Class EI
Interest Only STRIP
2.505% due 10/20/67 (~)(Ê) 3,749 332
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 7,230 807
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,595 253
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 11,151 646
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,593 336
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 2,236 427
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,729 307
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 3,195 503
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 1,778 233
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,850 424
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 2,154 428
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 2,376 167
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 3,933 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,485 457
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 3,378 244
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 6,065 453
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,482 355
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 5,660 403
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 5,055 318
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,512 251
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,605 306
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 5,013 502
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,199 203
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 2,927 264
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 15,605 630
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 7,512 622
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 11,918 818
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 9,435 885
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 5,130 442
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 11,255 976
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 4,983 437

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 3,953 345
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 9,790 832
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 2,745 411
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 4,173 676
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 331 38
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 3,150 404
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,498 692
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,168 873
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 247 37
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 6,138 838
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 4,085 586
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 3,184 420
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 7,881 352
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 6,931 383
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 6,073 302
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 7,392 963
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 5,317 281
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 3,079 378
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 8,333 1,063
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 4,286 824
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,637 866
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,708 422
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 22,046 1,069
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 3,251 324
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,802 728
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 6,862 962
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 6,257 1,023
160,738
Non-US Bonds - 3.3%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 528
ADLER Group SA
2.750% due 11/13/26 EUR 100 123
Altice Financing SA
Series REGS
3.000% due 01/15/28 EUR 263 306
Altice France SA
Series REGS
4.000% due 02/15/28 EUR 228 262
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384 543
Banco BPM SpA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
704 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 02/18/25 EUR 250 303
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 256
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 640 128
10.000% due 01/01/25 BRL 1,603 324
10.000% due 01/01/27 BRL 2,826 570
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 417
Canpack SA Eastern Land
Series REGS
2.375% due 11/01/27 EUR 200 245
Cellnex Telecom SA
0.750% due 11/20/31 EUR 400 461
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,000,000 1,535
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 5,506,000 1,710
7.500% due 08/26/26 COP 337,100 97
7.750% due 09/18/30 COP 1,959,700 551
Cooperatieve Rabobank UA
3.250% due 12/31/99 (~)(Ê)(ƒ) EUR 200 247
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 247
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 515
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 12,220 530
Series 97
0.450% due 10/25/23 CZK 44,720 2,049
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 100 120
Electricite de France SA
6.000% due 12/29/49 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 13 Year Rate + 3.958%)
(Ê)(ƒ) GBP 400 617
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 127
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 100 121
2.250% due 11/15/27 EUR 384 469
Ibercaja Banco SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 120
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000 2,662
Series FR72
8.250% due 05/15/36 IDR 12,835,000 975
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 123
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 287
Lorca Telecom Bondco
Series REGS
4.000% due 09/18/27 EUR 100 122
Marks & Spencer PLC
4.500% due 07/10/27 GBP 300 441
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 131
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 5,150 270
Series M
5.750% due 03/05/26 MXN 1,103 54
7.750% due 05/29/31 MXN 22,607 1,184
7.750% due 11/13/42 MXN 1,880 92
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (~)(Ê) EUR 100 71
Orsted A/S
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(ƒ) EUR 100 124
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 2,620 775
6.350% due 08/12/28 PEN 2,335 689
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 295
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 123
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 30,410 1,937
Series 2032
8.250% due 03/31/32 ZAR 3,590 218
Series 2037
8.500% due 01/31/37 ZAR 2,000 112

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100 1,332
Series 15YR
5.800% due 07/26/27 RON 1,100 314
Russian Federal Bond - OFZ
Series 6209
7.600% due 07/20/22 RUB 8,400 114
Series 6212
7.050% due 01/19/28 RUB 177,283 2,400
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 121
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 253
Smurfit Kappa Treasury Unlimited Co.
1.500% due 09/15/27 EUR 263 331
Solvay SA
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.917%)(Ê)(ƒ) EUR 300 387
Telefonica Europe BV
2.502% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 2.663%)(Ê)(ƒ) EUR 100 122
Thailand Government Bond
2.000% due 12/17/22 THB 8,340 274
3.625% due 06/16/23 THB 40,250 1,377
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 223
Unione di Banche Italiane SpA
4.375% due 07/12/29 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.750%)(Ê) EUR 100 131
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 267
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 245
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 121
Volvo Car AB
2.000% due 01/24/25 EUR 200 250
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 178
32,646
United States Government Treasuries - 0.4%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
0.625% due 12/31/27 4,698 4,510
Total Long-Term Investments
(cost $309,399) 315,369
Common Stocks - 47.1%
Consumer Discretionary - 6.1%
Academy Sports and Outdoors, Inc.(Æ) 64,206
1,978
adidas AG 2,303
711
Aisin Seiki Co., Ltd. 25,800
994
Amazon.com, Inc.(Æ) 423
1,467
Aoyama Trading Co., Ltd.(Æ) 26,500
200
B&M European Value Retail SA 13,539
106
Barnes & Noble Education, Inc.(Æ) 157,458
1,245
Bloomin' Brands, Inc.(Æ) 26,313
831
Boyd Gaming Corp.(Æ) 3,237
214
Caesars Entertainment, Inc.(Æ) 1,389
136
Caleres, Inc. 133,381
3,109
Carrols Restaurant Group, Inc.(Æ) 306,137
1,803
Citizen Watch Co., Ltd. 168,900
567
City Developments, Ltd. 16,400
97
Comcast Corp. Class A 22,774
1,279
Comet Holding AG 1,508
388
Costco Wholesale Corp. 275
102
Davide Campari-Milano NV(Æ) 33,657
398
Dechra Pharmaceuticals PLC 24,394
1,359
Del Taco Restaurants, Inc.(Æ) 108,909
1,242
Dollar General Corp. 184
40
Dollar Tree, Inc.(Æ) 867
100
eBay, Inc. 18,735
1,045
Farfetch, Ltd. Class A(Æ) 7,557
370
Fossil Group, Inc.(Æ) 86,429
1,115
Games Workshop Group PLC 3,503
525
General Motors Co.(Æ) 54,213
3,102
H&R Block, Inc. 42,967
956
Hermes International 51
64
Home Depot, Inc. (The) 324
105
Honda Motor Co., Ltd. 77,300
2,287
Isuzu Motors, Ltd. 49,800
504
J Front Retailing Co., Ltd. 73,900
704
Kering 1,579
1,265
Koito Manufacturing Co., Ltd. 37,061
2,311
Komeri Co., Ltd. 29,000
745
K's Holdings Corp. 19,500
266
Lear Corp. 17,784
3,269
LKQ Corp.(Æ) 2,402
112
Lowe's Cos., Inc. 6,358
1,248
LVMH Moet Hennessy Louis Vuitton
SE - ADR
168
126
MIPS AB 5,932
480
Moncler SpA 18,838
1,158
Nike, Inc. Class B 4,998
663
Nissan Motor Co., Ltd.(Æ) 69,300
348
nVent Electric PLC 102,367
3,117
On the Beach Group PLC(Æ)(Þ) 126,314
724

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
706 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pernod Ricard SA 2,864
588
PetIQ, Inc.(Æ) 34,583
1,473
Pou Chen Corp. Class B 18,000
23
Sands China, Ltd.(Æ) 27,600
131
SMART Global Holdings, Inc.(Æ) 35,083
1,619
Stroeer SE 4,176
356
Sumitomo Electric Industries, Ltd. 128,700
1,916
Sumitomo Rubber Industries, Ltd. 21,700
269
Takashimaya Co., Ltd. 65,000
716
Target Corp. 481
100
Teleperformance - GDR 4,970
1,919
TJX Cos., Inc. (The) 26,372
1,872
United Arrows, Ltd. 16,500
288
Universal Electronics, Inc.(Æ) 18,376
1,045
Wacoal Holdings Corp. 14,800
334
Walmart, Inc. 9,556
1,337
Walt Disney Co. (The)(Æ) 4,335
806
Xebio Holdings Co., Ltd. 21,700
172
Yamada Denki Co., Ltd. 230,100
1,146
Zillow Group, Inc. Class A(Æ) 3,332
444
61,529
Consumer Staples - 1.9%
Adecoagro SA(Æ) 254,006
2,365
Alimentation Couche-Tard, Inc. Class B 1,431
48
Astarta Holding NV(Æ) 17,362
201
Carrefour SA 12,154
235
Clorox Co. (The) 446
81
Colruyt SA 252
15
CVS Health Corp. 1,304
100
Dino Polska SA(Æ)(Þ) 6,326
411
Energizer Holdings, Inc. - GDR(Æ) 73,586
2,811
First Resources, Ltd. 357,097
410
General Mills, Inc. 767
47
Golden Agri-Resources, Ltd. 6,496,400
1,220
HelloFresh SE(Æ) 18,723
1,553
Japan Tobacco, Inc. 114,900
2,150
Kernel Holding SA 38,320
515
Kirin Holdings Co., Ltd. 108,700
2,040
Koninklijke Ahold Delhaize NV 1,708
46
Kroger Co. (The) 905
33
Lenta PLC - GDR(Æ) 105,913
325
L'Oreal SA 163
67
Maple Leaf Foods, Inc. 32,023
739
NH Foods, Ltd. 11,100
495
PepsiCo, Inc. 405
58
Primo Water Corp. 73,348
1,228
Procter & Gamble Co. (The) 600
80
Seven & i Holdings Co., Ltd. 10,700
461
Unilever PLC - ADR 19,753
1,160
18,894
Energy - 1.7%
Cenovus Energy, Inc. 92,366
719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chevron Corp. 15,106
1,557
China Shenhua Energy Co., Ltd. Class H 114,500
238
Crescent Point Energy Corp. 52,866
209
Denison Mines Corp.(Æ) 131,726
141
Enterprise Products Partners, LP 86,732
1,996
Fission Uranium Corp.(Æ) 462,975
260
Gazprom PJSC 613,273
1,878
Hess Corp. 18,129
1,351
Japan Petroleum Exploration Co., Ltd. 4,600
85
Kinder Morgan, Inc. 64,765
1,104
NAC Kazatomprom JSC - GDR 33,641
917
NexTier Oilfield Solutions, Inc.(Æ) 322,274
1,157
Range Resources Corp.(Æ) 88,990
874
SM Energy Co. 113,187
1,788
Southwestern Energy Co.(Æ) 218,157
932
Xcel Energy, Inc. 23,119
1,648
16,854
Financial Services - 9.3%
3i Group PLC 6,299
112
Activia Properties, Inc.(ö) 42
194
Aedifica(ö) 1,266
155
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ)
27,752
1,617
Aflac, Inc. 1,846
99
Allianz SE 220
57
Allied Properties Real Estate Investment
Trust(ö)
3,444
120
Allstate Corp. (The) 191
24
alstria office AG(ö) 10,035
180
American International Group, Inc. 40,999
1,986
American Tower Corp.(ö) 4,864
1,239
Americold Realty Trust(ö) 6,524
264
Apartment Income REIT Corp.(ö) 5,315
240
Apollo Global Management, Inc. 10,867
602
Apple Hospitality REIT, Inc.(ö) 140,421
2,227
ARGAN SA(ö) 723
72
Assicurazioni Generali SpA 2,172
44
Assura PLC(ö) 164,537
169
Axis Capital Holdings, Ltd. 41,929
2,340
Bank of America Corp. 32,321
1,310
Berkshire Hathaway, Inc. Class B(Æ) 11,469
3,153
BlackRock, Inc. Class A 65
53
Blackstone Group, Inc. (The) Class A 15,363
1,359
British Land Co. PLC (The)(ö) 25,006
179
Brixmor Property Group, Inc.(ö) 86,785
1,939
Brookfield Asset Management, Inc.
Class A
47,539
2,166
CapitaLand Mall Trust Class A(ö) 119,444
193
Castellum AB 7,237
176
Catena AB 3,047
148
CBRE Group, Inc. Class A(Æ) 333
28
Charles Schwab Corp. (The) 12,645
890
Charter Hall Group - ADR(ö) 29,487
319
Chubb, Ltd. 336
58
Citigroup, Inc. 39,315
2,801

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 707
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Asset Holdings, Ltd. 54,500
342
CK Hutchison Holdings, Ltd. Class B 12,500
102
Commerce Bancshares, Inc. 781
61
Credit Saison Co., Ltd. 91,000
1,046
Curo Group Holdings Corp. 61,727
884
CyrusOne, Inc.(ö) 3,864
281
Daibiru Corp. 26,800
313
Dai-ichi Life Holdings, Inc. 91,400
1,645
Deutsche Wohnen SE 9,698
525
Digital Realty Trust, Inc.(ö) 2,052
317
Duke Realty Corp.(ö) 9,748
453
Dundee Corp. Class A 82,535
98
Emerald Holding, Inc.(Æ) 171,030
959
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
283,119
62
EPR Properties(Æ) 7,675
201
Equinix, Inc.(Æ)(ö) 534
385
Equities AB 14,276
483
ESR Cayman, Ltd.(Æ)(Þ) 22,800
78
Essex Property Trust, Inc.(ö) 1,745
507
Etalon Group PLC - GDR 185,343
302
Extra Space Storage, Inc.(ö) 3,700
550
Fastighets AB Balder Class B(Æ) 4,567
264
Fidelity National Financial, Inc. 506
23
First Foundation, Inc. 24,229
577
GLP J-Reit(Æ)(ö) 156
261
Goldman Sachs Group, Inc. (The) 7,702
2,684
Goodman Group(ö) 5,364
78
Granite Real Estate Investment Trust(ö) 685
44
Great-West Lifeco, Inc. 2,898
84
Hachijuni Bank, Ltd. (The) 34,500
118
Hang Lung Properties, Ltd. - ADR 35,000
95
Healthcare Trust of America, Inc. Class
A(ö)
5,855
172
Healthpeak Properties, Inc.(ö) 19,387
666
Highwoods Properties, Inc.(ö) 3,461
155
Hirogin Holdings, Inc. 43,300
239
HomeStreet, Inc. 41,439
1,692
Host Hotels & Resorts, Inc.(Æ)(ö) 16,507
300
ICADE(ö) 1,733
135
IG Group Holdings PLC 7,942
100
Instone Real Estate Group AG(Æ)(Þ) 5,603
166
Intact Financial Corp. 402
53
Intermediate Capital Group PLC(Æ) 34,718
1,048
Invitation Homes, Inc.(ö) 10,726
376
Japan Prime Realty Investment Corp.(ö) 43
175
Japan Retail Fund Investment Corp.(ö) 178
175
Jones Lang LaSalle, Inc.(Æ) 1,225
230
JPMorgan Chase & Co. 8,390
1,290
Kasikornbank PCL 31,600
135
Keppel DC REIT(Æ)(ö) 41,900
85
Kimco Realty Corp.(ö) 13,478
283
KKR & Co., Inc. Class A 14,379
814
Klepierre SA - GDR(ö) 7,892
210
Korean Reinsurance Co. 19,418
160
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Link Real Estate Investment Trust(ö) 31,100
294
London Stock Exchange Group PLC 9,899
1,011
LondonMetric Property PLC(ö) 30,510
95
LSR Group PJSC 33,861
362
Manulife Financial Corp. 3,974
87
MasterCard, Inc. Class A 1,890
722
Medical Properties Trust, Inc.(ö) 11,791
260
Merck & Co., Inc. 378
28
Mirvac Group(ö) 190,842
396
Mitsubishi Estate Co., Ltd. 144,500
2,375
Mitsubishi UFJ Financial Group, Inc. 202,400
1,082
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
49,200
281
Mitsui Fudosan Co., Ltd. 20,000
434
Mitsui Fudosan Logistics Park, Inc.(ö) 24
124
Moscow Exchange MICEX-RTS PJSC 230,029
541
MS&AD Insurance Group Holdings, Inc. 21,700
615
Nippon Building Fund, Inc.(ö) 33
217
Nishi-Nippon Financial Holdings, Inc. 26,000
167
NMI Holdings, Inc. Class A(Æ) 176,379
4,559
Nomura Holdings, Inc. 108,300
584
Nomura Real Estate Holdings, Inc. 18,000
443
North Pacific Bank, Ltd. 104,100
269
Park Hotels & Resorts, Inc.(Æ)(ö) 5,185
116
Parkway Life Real Estate Investment
Trust(Æ)(ö)
47,200
148
Partners Group Holding AG 940
1,343
PayPal Holdings, Inc.(Æ) 2,680
703
Popular, Inc. 45,666
3,377
Progressive Corp. (The) 992
100
Prologis, Inc.(ö) 7,675
894
Prosperity Bancshares, Inc. 398
29
Prosus NV(Æ) 10,552
1,144
Public Storage(ö) 3,354
943
RMR Group, Inc. (The) Class A 42,376
1,677
Safestore Holdings PLC(ö) 13,536
159
SBA Communications Corp.(ö) 3,597
1,078
Sberbank of Russia PJSC 224,525
889
Segro PLC(ö) 23,447
326
Simon Property Group, LP(ö) 6,472
788
SP Plus Corp.(Æ) 59,766
2,052
Sprott, Inc.(Ñ) 15,792
712
Sumitomo Mitsui Banking Corp. 69,100
2,406
Sumitomo Mitsui Trust Holdings, Inc. 51,700
1,761
Sun Communities, Inc.(ö) 2,299
384
Sun Hung Kai Properties, Ltd. 25,500
385
Sun Life Financial, Inc. 994
54
T. Rowe Price Group, Inc. 326
58
Tokyu Fudosan Holdings Corp. 17,300
96
Turkiye Halk Bankasi AS(Æ) 191,098
100
UDR, Inc.(ö) 14,060
653
UNITE Group PLC (The)(ö) 2,798
45
United Urban Investment Corp.(ö) 85
127
Uranium Participation Corp.(Æ) 152,640
667
Ventas, Inc.(ö) 12,684
703

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
708 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VEREIT, Inc.(ö) 11,975
573
VGP NV 394
69
VICI Properties, Inc.(ö) 13,856
439
Visa, Inc. Class A 3,052
713
Vonovia SE 8,231
541
Voya Financial, Inc. 31,572
2,141
Weyerhaeuser Co.(ö) 3,195
124
Wharf Real Estate Investment Co., Ltd. 31,000
178
Workspace Group PLC(ö) 13,320
151
Yellow Cake PLC(Æ)(Þ) 81,402
284
Zurich Insurance Group AG 58
24
93,094
Health Care - 2.3%
Abbott Laboratories 459
55
AbbVie, Inc. 20,723
2,311
AddLife AB Class B 20,541
571
Ambu A/S Class B 17,039
953
Amgen, Inc. 223
53
AstraZeneca PLC 288
31
Bristol-Myers Squibb Co. 1,646
103
Cellavision AB 11,797
502
Chemed Corp. 95
45
ChemoMetec A/S 6,384
693
Cigna Corp. 222
55
DexCom, Inc.(Æ) 1,788
690
Evotec SE(Æ) 25,174
1,048
Exact Sciences Corp.(Æ) 4,740
625
H.U. Group Holdings, Inc. 17,400
569
Illumina, Inc.(Æ) 1,915
752
Intuitive Surgical, Inc.(Æ) 804
695
IQVIA, Inc.(Æ) 2,880
676
Japan Lifeline Co., Ltd. 52,900
746
Johnson & Johnson 8,674
1,412
KYORIN Holdings, Inc. 32,400
567
Lantheus Holdings, Inc.(Æ) 62,983
1,493
Lifco AB Class B 4,922
530
Lonza Group AG(Æ) 871
554
Masimo Corp.(Æ) 169
39
Medtronic PLC 170
22
Novartis AG 1,060
91
Novo Nordisk A/S Class B 13,152
972
Pfizer, Inc. 1,109
43
Roche Holding AG 141
46
Sawai Group Holdings Co., Ltd. 14,800
712
Siemens Healthineers AG(Þ) 12,489
714
Straumann Holding AG 358
513
Stryker Corp. 375
98
Suzuken Co., Ltd. 4,400
159
Takeda Pharmaceutical Co., Ltd. 49,900
1,669
Thermo Fisher Scientific, Inc. 107
50
Toho Holdings Co., Ltd. 25,900
437
United Therapeutics Corp.(Æ) 290
58
UnitedHealth Group, Inc. 1,947
776
West Pharmaceutical Services, Inc. 233
77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoetis, Inc. Class A 5,162
893
23,098
Materials and Processing - 8.5%
AddTech AB Class B 38,646
675
Aichi Steel Corp. 4,300
132
Akzo Nobel NV 714
86
Artemis Gold, Inc.(Æ) 70,556
334
Asahi Glass Co., Ltd. 17,400
794
Beacon Roofing Supply, Inc.(Æ) 34,893
1,966
Bear Creek Mining Corp.(Æ) 109,903
178
Cameco Corp. Class A 101,470
1,706
Carel Industries SpA(Þ) 19,844
445
CCR SA 313,400
695
Centerra Gold, Inc. 153,158
1,413
Constellium SE(Æ) 68,485
1,062
Denki Kagaku Kogyo KK 63,800
2,498
DowDuPont, Inc. 44,817
3,456
Evonik Industries AG 41,271
1,445
Fresnillo PLC 37,699
429
Gabriel Resources, Ltd.(Æ) 1,483,278
314
Getlink SE 86,331
1,373
Gold Fields, Ltd. - ADR 54,797
513
Hokuetsu Corp. 69,300
358
Huntsman Corp. 133,572
3,830
IAMGOLD Corp.(Æ) 40,192
126
Impala Platinum Holdings, Ltd. 4,941
93
International Paper Co. 53,035
3,076
International Tower Hill Mines, Ltd.(Æ) 104,920
107
ISS A/S(Æ) 102,365
1,939
Ivanhoe Mines, Ltd. Class A(Æ) 103,164
728
JELD-WEN Holding, Inc.(Æ) 24,329
710
JFE Holdings, Inc. 108,300
1,421
Koninklijke DSM NV 5,314
953
Kuraray Co., Ltd. 21,700
236
Lanxess AG 14,536
1,070
LG Corp. Class H 2,289
260
Linde PLC(Æ) 127
36
MHP SE - GDR 92,801
473
Mosaic Co. (The) 132,014
4,645
New Gold, Inc.(Æ) 123,949
206
Newcrest Mining, Ltd. 92,224
1,872
NexGen Energy, Ltd.(Æ) 232,101
876
Nippon Steel Corp. 145,300
2,529
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 418,276
246
NovaGold Resources, Inc.(Æ) 39,070
351
NSK, Ltd. 16,500
152
Owens Corning 27,257
2,639
Pan American Silver Corp. 8,978
285
Polyus PJSC - GDR 10,478
971
Rio Tinto PLC 615
52
Royal Gold, Inc. 2,493
279
Seabridge Gold, Inc.(Æ)(Ñ) 62,230
1,053
Sika AG 1,758
524
Simcorp SA - ADR 3,446
455

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 709
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stora Enso OYJ Class R 5,648
108
Tecnoglass, Inc. 64,771
775
Toray Industries, Inc. 103,900
645
Tronox Holdings PLC Class A 208,983
4,430
Turquoise Hill Resources, Ltd.(Æ) 103,363
1,820
Univar Solutions, Inc. - ADR(Æ) 274,955
6,421
Valvoline, Inc. 140,278
4,405
Venator Materials PLC(Æ) 399,048
1,848
Westrock Co. 130,528
7,278
Wheaton Precious Metals Corp. 16,012
662
WR Grace & Co. 68,228
4,690
85,147
Producer Durables - 6.5%
3M Co. 213
42
Aena SME SA(Æ)(Þ) 22,721
3,952
Aeroports de Paris(Æ) 12,692
1,628
Ametek, Inc. 626
84
Atlantia SpA(Æ) 127,179
2,486
Auckland International Airport, Ltd.(Æ) 178,653
969
Aurizon Holdings, Ltd. 399,700
1,156
Covenant Transportation Group, Inc.
Class A(Æ)
62,068
1,335
CSX Corp. 6,453
650
Cummins, Inc. 365
92
Deutsche Post AG 1,982
117
Diana Shipping, Inc.(Æ) 14,304
53
Dover Corp. 196
29
DSV Panalpina A/S 4,393
978
East Japan Railway Co. 28,800
1,969
Eaton Corp. PLC 44
6
Eiffage SA 14,210
1,556
Embraer SA - ADR(Æ) 10,026
111
Emerson Electric Co. 684
62
Epiroc AB Class A 61,090
1,324
Equinox Gold Corp.(Æ) 43,493
352
Expeditors International of Washington,
Inc.
456
50
Flughafen Zurich AG(Æ) 10,829
1,946
Fukuda Corp. 2,600
112
Grupo Aeroportuario del Sureste SAB de
CV Class B
95,465
1,614
Guangshen Railway Co., Ltd. Class H 1,214,000
244
GVS SpA(Æ)(Þ) 16,711
291
Hankook Technology Group Co., Ltd. 16,862
281
Heidrick & Struggles International, Inc. 64,415
2,725
Hubbell, Inc. Class B 143
27
IDEX Corp. 59
13
Japan Steel Works, Ltd. (The) 7,100
172
JGC Holdings Corp. 110,500
1,262
Jiangsu Expressway Co., Ltd. Class H 880,000
1,036
Johnson Controls International PLC(Æ) 868
54
Kajima Corp. 86,600
1,197
Kamigumi Co., Ltd. 11,000
214
KBR, Inc. 45,210
1,789
Komatsu, Ltd. 36,800
1,080
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kone OYJ Class B 586
46
Kuehne & Nagel International AG 185
55
Luks Group Vietnam Holdings Co., Ltd. 468,000
78
Meitec Corp. 4,200
233
Mitsubishi Corp. 68,400
1,891
Mitsui & Co., Ltd. 38,500
812
Nestle SA 453
54
NGK Spark Plug Co., Ltd. 178,253
2,976
Norfolk Southern Corp. 1,780
497
Obayashi Corp. 52,000
475
Organo Corp. 4,600
308
Park24 Co., Ltd. 15,200
293
Paychex, Inc. 359
35
Persol Holdings Co., Ltd. 90,700
1,669
Promotora y Operadora de
Infraestructura SAB de CV
63,133
488
Pyeong Hwa Automotive Co., Ltd. 8,879
78
QinetiQ Group PLC 1,105
5
Radiant Logistics, Inc.(Æ) 128,086
856
Republic Services, Inc. Class A 5,204
553
Rheinmetall AG 29,786
3,106
Schindler Holding AG 49
14
Seiko Epson Corp. 97,400
1,657
Skanska AB Class B 454
12
Square, Inc. Class A(Æ) 2,727
668
Stolt-Nielsen, Ltd. Class A 28,407
427
Sumitomo Heavy Industries, Ltd. 13,000
377
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 69,338
930
Toromont Industries, Ltd. 388
31
Transurban Group - ADR(Æ) 329,078
3,595
TreeHouse Foods, Inc.(Æ) 68,132
3,243
Trelleborg AB Class B(Ñ) 69,816
1,820
Tsakos Energy Navigation, Ltd. 18,442
171
United Parcel Service, Inc. Class B 629
128
Vectrus, Inc.(Æ) 40,664
2,129
Vinci SA 13,810
1,517
West Japan Railway Co. 3,400
187
Zhuzhou CRRC Times Electric Co., Ltd.
Class H
272,300
1,083
65,555
Technology - 5.4%
Accenture PLC Class A 390
113
Activision Blizzard, Inc. 502
46
Adobe, Inc.(Æ) 1,225
623
Alphabet, Inc. Class A(Æ) 345
812
Alphabet, Inc. Class C(Æ) 258
622
Amphenol Corp. Class A 1,088
73
Apple, Inc. 10,093
1,327
ASML Holding NV 2,346
1,527
Atos SE 211,746
14,394
Autodesk, Inc.(Æ) 2,253
658
Automatic Data Processing, Inc. 282
53
Avnet, Inc. 85,302
3,746
Axcelis Technologies, Inc.(Æ) 55,369
2,299

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
710 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BE Semiconductor Industries NV 15,951
1,292
Bechtle AG 1,637
334
Booking Holdings, Inc.(Æ) 263
649
CGI Group, Inc.(Æ) 859
76
Cisco Systems, Inc. 51,456
2,620
Cosel Co., Ltd. 12,200
119
Eizo Corp. 8,700
323
F5 Networks, Inc.(Æ) 267
50
Facebook, Inc. Class A(Æ) 2,711
881
FANUC Corp. 2,900
669
Foxconn Technology Co., Ltd. 19,000
47
GDS Holdings, Ltd. - ADR(Æ) 958
79
Genpact, Ltd. 1,545
73
Infineon Technologies AG - ADR 34,070
1,376
Infrastrutture Wireless Italiane SpA(Þ) 49,251
575
Intel Corp. 21,885
1,259
Intuit, Inc. 133
55
Jack Henry & Associates, Inc. 344
56
Lite-On Technology Corp. 25,000
57
Micron Technology, Inc.(Æ) 11,708
1,008
Microsoft Corp. 5,850
1,475
NeoPhotonics Corp.(Æ) 65,794
616
Netcompany Group A/S(Þ) 14,763
1,532
Ooma, Inc.(Æ) 52,928
875
Pegatron Corp. 28,000
74
Pinterest, Inc. Class A(Æ) 11,322
751
Quantum Corp.(Æ) 108,527
925
Samsung Electronics Co., Ltd. 2,249
165
ServiceNow, Inc.(Æ) 1,121
568
Shopify, Inc. Class A(Æ) 641
758
Snap, Inc. Class A(Æ) 14,403
890
Snowflake, Inc. Class A(Æ) 1,776
411
Softcat PLC 52,399
1,389
Synnex Technology International Corp. 33,000
66
TeamViewer AG(Æ)(Þ) 8,789
418
Texas Instruments, Inc. 331
60
Twilio, Inc. Class A(Æ) 1,878
691
Twitter, Inc.(Æ) 10,306
569
Uber Technologies, Inc.(Æ) 11,562
633
Vodafone Group PLC - ADR 113,780
2,157
Worldline SA(Æ)(Þ) 11,842
1,162
WPG Holdings, Ltd. 31,000
57
54,133
Utilities - 5.4%
Alliant Energy Corp. 18,562
1,043
Atmos Energy Corp. 4,845
502
Avista Corp. 5,841
269
Baker Hughes, a GE Co. LLC 35,737
718
CenterPoint Energy, Inc. 153,665
3,762
Centrais Eletricas Brasileiras SA 122,081
826
Cheniere Energy, Inc.(Æ) 23,212
1,799
China Communications Services Corp.,
Ltd. Class H
2,462,886
1,068
China Gas Holdings, Ltd. 230,200
831
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Power International Development,
Ltd.
70,000
16
CLP Holdings, Ltd. 48,500
479
Dominion Energy, Inc. 28,457
2,274
Electricite de France SA 71,945
1,051
Emera, Inc.(Ñ) 13,723
624
Enbridge, Inc. 31,358
1,210
Essential Utilities, Inc. 5,473
258
Evergy, Inc. 7,686
492
Eversource Energy(Æ) 12,659
1,091
Exelon Corp. 24,664
1,108
Federal Grid Co. Unified Energy System
PJSC
568,358,279
1,609
FirstEnergy Corp. 21,045
798
Guangdong Investment, Ltd. 410,000
630
Hera SpA 99,341
400
Hydro One, Ltd.(Þ) 806
19
Inpex Corp. 71,000
481
International Business Machines Corp. 16,416
2,329
KDDI Corp. 62,300
1,885
Korea Electric Power Corp. 10,752
228
Korea Electric Power Corp. - ADR 18,155
192
KT Corp. 11,056
282
KT Corp. - ADR 105,958
1,335
LG Uplus Corp. 39,664
470
Magellan Midstream Partners, LP 36,706
1,717
MEG Energy Corp. Class A(Æ) 139,108
768
National Grid PLC 47,938
604
NextEra Energy, Inc. 30,234
2,343
Nippon Telegraph & Telephone Corp. 95,500
2,405
NiSource, Inc. 30,433
792
Osaka Gas Co., Ltd. 41,200
797
Pembina Pipeline Corp.(Ñ) 68,702
2,121
Pinnacle West Capital Corp. 5,874
497
Portland General Electric Co. 8,288
422
Proximus SA 197
4
RingCentral, Inc. Class A(Æ) 1,558
497
Rubis SCA 25,676
1,205
RusHydro PJSC 128,943,642
1,406
Scottish & Southern Energy PLC 86,936
1,762
Severn Trent PLC Class H 15,624
534
TC Energy Corp.(Æ) 25,235
1,248
TELUS Corp. 1,750
36
T-Mobile USA, Inc.(Æ) 369
49
Tokyo Gas Co., Ltd. 124,700
2,526
UGI Corp. 12,816
560
Verizon Communications, Inc. 30,568
1,767
54,139
Total Common Stocks
(cost $357,536) 472,443
Preferred Stocks - 0.5%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
2.793% (Ÿ) 6,005
570

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 711
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Financial Services - 0.3%
AMG Capital Trust II
5.150% due 10/15/37 28,439
1,663
Bank of America Corp.
7.250% 818
1,158
New York Community Capital Trust V
6.000% due 11/01/51 16,200
818
3,639
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
0.254% (Ÿ) 1,059
99
Grifols SA
2.101% (Ÿ) 24,504
434
533
Total Preferred Stocks
(cost $4,104) 4,742
Options Purchased - 10.5%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase May 2021 104.45
Call (1) USD 64,000 (ÿ) 185
JPMorgan Chase Jun 2021 100.55
Call (1) USD 22,000 (ÿ) 165
JPMorgan Chase Jun 2021 103.25
Call (1) USD 85,000 (ÿ) 479
JPMorgan Chase Jun 2021 106.22
Call (1) USD 124,000 (ÿ) 202
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (843) GBP 56,692 (ÿ) 4,954
NASDAQ 100 E-Mini
Index Futures
Morgan Stanley May 2021
13,750.00 Call (71) USD 97,625 (ÿ) 2,349
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
479
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
577
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
635
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
382
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,152 (ÿ)
116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
14,580 (ÿ)
660
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
621
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
762
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
533
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
563
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/27/39)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
936
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,508 (ÿ)
221
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
3,905 (ÿ)
341
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,291 (ÿ)
227
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
23,152 (ÿ)
1,526
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
44,009 (ÿ)
1,704
(Citigroup, USD 0.962%/USD 3 Month
LIBOR, USD 22,576, 05/28/26)
Citigroup May 2021 0.00 Call (1) 22,576 (ÿ)
59
(Citigroup, USD 1.583%/USD 3 Month
LIBOR, USD 10,789, 05/21/31)
Citigroup May 2021 0.00 Call (1) 10,789 (ÿ)
34
(Citigroup, USD 1.717%/USD 3 Month
LIBOR, USD 2,414, 05/14/31)
Citigroup May 2021 0.00 Call (1) 2,414 (ÿ)
22
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 2,414, 07/15/31)
Citigroup Jul 2021 0.00 Call (1) 2,414 (ÿ)
—
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
737
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ)
506
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 11,044 (ÿ)
983
(Goldman Sachs, USD 1.750%/USD 3
Month LIBOR, USD 2,414, 05/10/31)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
712 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs May 2021 0.00
Call (1)
2,414 (ÿ)
27
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
183
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
644
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
894
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
908
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
608
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
430
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627 (ÿ)
96
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
21,552 (ÿ)
967
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
9,393 (ÿ)
1,416
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
6,081 (ÿ)
928
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
763
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,851 (ÿ)
821
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
570
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
748
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
524
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
4,425 (ÿ)
574
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
896
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
742
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
438
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365 (ÿ)
86
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670 (ÿ)
251
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
11,026 (ÿ)
791
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
1,106
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
2,150
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,803
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
648
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,152 (ÿ)
973
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
14,580 (ÿ)
3,914
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,896
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
1,596
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
1,025
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/21/39)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
1,163
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/26/39)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,609
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,508 (ÿ)
735
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
3,905 (ÿ)
1,142
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,291 (ÿ)
834
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
23,152 (ÿ)
5,059
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
44,009 (ÿ)
5,583
(Barclays, USD 3 Month LIBOR/USD
1.080%, USD 209,584, 07/01/26)
Barclays Jun 2021 0.00 Put (1) 209,583 (ÿ)
687
(Citigroup, USD 3 Month LIBOR/USD
1.222%, USD 2,414, 03/15/31)
Citigroup Mar 2021 0.00 Put (1) 2,414 (ÿ)
15
(Citigroup, USD 3 Month LIBOR/USD
0.962%, USD 22,576, 05/28/26)
Citigroup May 2021 0.00 Put (1) 22,576 (ÿ)
70
(Citigroup, USD 3 Month LIBOR/USD
1.583%, USD 10,789, 05/21/31)
Citigroup May 2021 0.00 Put (1) 10,789 (ÿ)
96
(Citigroup, USD 3 Month LIBOR/USD
1.717%, USD 2,414, 05/14/31)
Citigroup May 2021 0.00 Put (1) 2,414 (ÿ)
4
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,604
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ)
674
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 11,044 (ÿ)
960
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.750%, USD 2,414, 05/10/31)
Goldman Sachs May 2021 0.00
Put (1)
2,414 (ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
706
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
1,776
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
2,302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
2,274
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,860
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
1,193
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627 (ÿ)
810
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
21,553 (ÿ)
6,097
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
9,393 (ÿ)
1,048
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
6,081 (ÿ)
670
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
1,795
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,783
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
1,153
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
1,390
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
1,692
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
1,387
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
4,425 (ÿ)
903
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
1,368
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
1,255
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
714 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
653
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365 (ÿ)
311
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670 (ÿ)
856
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
11,026 (ÿ)
820
Total Options Purchased
(cost $101,305) 105,119
Warrants and Rights - 0.0%
NewStar Financial, Inc.(Æ)(Š)
2021  Warrants 19,324 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 15.2%
BlackRock TCP Capital Corp.
4.625% due 03/01/22 1,479 1,514
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ) 1,068 1,072
Dycom Industries, Inc.
0.750% due 09/15/21 550 593
Evolent Health, Inc.
2.000% due 12/01/21 912 994
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,729 1,741
Golar LNG, Ltd.
2.750% due 02/15/22 618 603
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 2,418 2,478
Hercules Capital, Inc.
4.375% due 02/01/22 1,238 1,315
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 INR 9,647,000 675
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 436 437
Jazz Investments I, Ltd.
1.875% due 08/15/21 1,388 1,418
Mexican Bonos
Series M
7.250% due 12/09/21 MXN 45,546 2,284
New York Mortgage Trust, Inc.
6.250% due 01/15/22 1,792 1,821
Newpark Resources, Inc.
4.000% due 12/01/21 783 771
PDC Energy, Inc.
1.125% due 09/15/21 653 647
Pretium Resources, Inc.
2.250% due 03/15/22 1,302 1,337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ship Finance International, Ltd.
5.750% due 10/15/21 581 580
Thailand Government Bond
3.650% due 12/17/21 THB 110,930 3,635
TimkenSteel Corp.
6.000% due 06/01/21 122 121
Twitter, Inc.
1.000% due 09/15/21 1,197 1,200
Two Harbors Investment Corp.
6.250% due 01/15/22 175 179
U.S. Cash Management Fund(@)(+) 106,131,315
(∞)
106,109
United States Treasury Bills
0.072% due 05/25/21 (ç)(ž) 25 25
0.005% due 05/27/21 (ç)(ž) 850 850
0.039% due 06/10/21 (ç)(ž) 1 , 83 8 1,838
0.041% due 06/10/21 (ç)(ž) 1,880 1,880
0.012% due 06/17/21 (ç)(ž) 1 , 500 1,500
0.042% due 06/17/21 (ç)(ž) 1,723 1,723
0.019% due 06/29/21 (ç)(ž) 773 773
0.036% due 06/29/21 (ç)(ž) 2,018 2,018
0.008% due 07/06/21 (ž) 4,727 4,727
0.015% due 07/27/21 (ž) 1,507 1,507
0.017% due 09/02/21 (ž) 461 461
0.015% due 09/16/21 (ž) 545 545
0.017% due 09/23/21 (ž) 1,450 1,450
0.025% due 10/14/21 (ž) 1,525 1,525
Total Short-Term Investments
(cost $151,863) 152,346
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 6,841,437
(∞)
6,841
Total Other Securities
(cost $6,841) 6,841
Total Investments - 105.5%
(identified cost $931,048) 1,056,860
Other Assets and Liabilities,
Net - (5.5)%
(55,454)
Net Assets - 100.0%
1,001,406

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 715
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.3%
Aena SME SA 03/10/17 EUR 22,721 149.22 3,390
3,952
Alcoa Corp. 04/23/21 200,000 102.35 205
204
Alteryx, Inc. 03/16/21 1,938,000 94.15 1,825
1,802
Calpine Corp. 02/10/21 393,000 97.52 383
375
Carel Industries SpA 06/17/20 EUR 19,844 16.89 335
445
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 100,000 103.86 104
100
Cheniere Energy, Inc. 09/25/20 1,068,423 100.13 1,070
1,072
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
64
CSC Holdings LLC 11/13/20 400,000 97.93 392
375
Dino Polska SA 01/12/21 PLN 6,326 72.09 456
411
ESR Cayman, Ltd. 11/11/19 HKD 22,800 2.16 49
78
Fortive Corp. 11/21/19 1,729,000 98.12 1,696
1,741
Granite Point 06/04/20 1,565,000 90.65 1,419
1,507
GVS SpA 08/14/20 EUR 16,711 12.67 212
291
Hanesbrands, Inc. 08/08/19 739,000 104.23 770
791
Hydro One, Ltd. 06/22/18 CAD 806 15.13 12
19
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 49,251 10.83 534
575
Instone Real Estate Group AG 05/21/19 EUR 5,603 24.54 137
166
Intesa Sanpaolo SpA 03/10/17 210,000 93.83 197
228
Ionis Pharmaceuticals, Inc. 04/26/21 332,000 93.39 310
307
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
299
Itau Unibanco Holding SA 01/12/21 200,000 99.68 199
194
Levi Strauss & Co. 02/02/21 145,000 100.00 145
145
Liberty Latin America, Ltd. 06/05/20 849,000 87.68 744
863
Liberty Media Corp. 03/05/21 344,000 102.50 353
355
Lumen Technologies, Inc. 06/23/20 100,000 99.33 99
102
MGIC Investment Corp. 09/14/20 2,122,000 129.50 2,748
2,843
Momo, Inc. 07/06/20 1,139,000 83.29 949
999
Netcompany Group A/S 06/17/20 DKK 14,763 62.78 927
1,532
Novelis Corp. 01/13/20 281,000 99.08 278
292
Nutanix, Inc. 05/06/20 1,304,000 91.39 1,192
1,274
NuVasive, Inc. 11/24/20 588,000 91.41 537
610
On the Beach Group PLC 06/18/20 GBP 126,314 3.69 466
724
Pluralsight, Inc. 04/17/20 57,000 85.85 49
57
Post Holdings, Inc. 02/11/20 52,000 100.06 52
53
Post Holdings, Inc. 02/24/21 71,000 100.00 71
70
Seagate HDD Cayman 01/15/21 177,000 98.29 174
170
Sealed Air Corp. 01/26/21 400,000 105.41 422
419
Siemens Healthineers AG 02/05/21 EUR 12,489 59.61 745
714
Stora Enso OYJ 03/13/17 200,000 114.59 229
265
Tabula Rasa HealthCare, Inc. 12/02/20 509,000 87.00 443
522
Taylor Morrison Communities, Inc. 04/06/21 22,000 111.89 25
25
TeamViewer AG 03/05/21 EUR 8,789 53.40 469
418
Tenet Healthcare Corp. 08/14/19 421,000 100.70 424
437
TerraForm Power Operating LLC 01/28/20 307,000 103.33 317
320
T-Mobile USA, Inc. 05/04/20 25,000 113.72 28
28
Weibo Corp. 03/25/20 1,509,000 96.24 1,452
1,475
Western Digital Corp. 04/14/20 1,541,000 94.22 1,452
1,596
Worldline SA 06/17/20 EUR 11,842 80.63 955
1,162
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 284
32,750
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 24 EUR 3,380 05/21
—
Australia 10 Year Government Bond Futures 391 AUD 54,502 06/21
187
CAC40 Euro Index Futures 144 EUR 8,951 05/21
148
Canadian 10 Year Government Bond Futures 136 CAD 18,953 06/21
(6)
DAX Index Futures 20 EUR 7,584 06/21
(46)
Dow Jones U.S. Real Estate Index Futures 982 USD 37,905 06/21
2,818
EURO STOXX 50 Index Futures 569 EUR 22,419 06/21
726
FTSE 100 Index Futures 343 GBP 23,796 06/21
457
FTSE/MIB Index Futures 19 EUR 2,272 06/21
(42)
Hang Seng Index Futures 18 HKD 25,677 05/21
(23)
IBEX 35 Index Futures 24 EUR 2,114 05/21
86
Japanese 10 Year Government Bond Futures 22 JPY 3,329,480 06/21
72
MSCI Emerging Markets Index Futures 1,124 USD 75,117 06/21
(147)
MSCI Singapore Index Futures 496 SGD 17,943 05/21
23
OMXS30 Index Futures 116 SEK 25,740 05/21
(9)
Russell 2000 E-Mini Index Futures 627 USD 70,898 06/21
813
S&P 500 E-Mini Index Futures 878 USD 183,256 06/21
3,101
S&P/TSX 60 Index Futures 49 CAD 11,127 06/21
(22)
SPI 200 Index Futures 80 AUD 14,004 06/21
236
TOPIX Index Futures 120 JPY 2,281,800 06/21
(698)
United States Treasury Ultra Bond Futures 718 USD 133,481 06/21 (3,030)
Short Positions
Euro-Bund Futures 185 EUR 31,450 06/21
318
Hang Seng Index Futures 38 HKD 54,207 05/21
49
Long Gilt Futures 236 GBP 30,130 06/21
455
NASDAQ 100 E-Mini Index Futures 339 USD 93,903 06/21
(6,046)
Russell 2000 E-Mini Index Futures 1,222 USD 138,178 06/21
5,117
S&P 500 E-Mini Index Futures 973 USD 203,085 06/21
(3,376)
S&P/TSX 60 Index Futures 71 CAD 16,123 06/21
(53)
TOPIX Index Futures 285 JPY 5,419,276 06/21
(246)
United States 10 Year Treasury Note Futures 17 USD 2,245 06/21
40
United States Treasury Ultra Bond Futures 7 USD 1,301 06/21 29
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 931
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 104.45 USD 64,000 05/06/21 (10)
Fannie Mae Bonds JPMorgan Chase Put 1 100.55 USD 22,000 06/07/21 (108)
Fannie Mae Bonds JPMorgan Chase Put 1 103.25 USD 85,000 06/07/21 (280)
Fannie Mae Bonds JPMorgan Chase Put 1 106.22 USD 124,000 06/07/21 (120)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/21/27 Bank of America Call 1 0.00 38,275 03/19/25 (203)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 717
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 11,403,
03/30/36 Bank of America Call 1 0.00 11,403 03/26/26 (742)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/27/40 Bank of America Call 2 0.00 9,654 03/25/30 (206)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,013,
11/14/50 Bank of America Call 1 0.00 8,013 11/12/30 (510)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 10,311,
11/14/50 Bank of America Call 1 0.00 10,311 11/12/30 (684)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 15,083,
11/14/40 Bank of America Call 1 0.00 15,083 11/12/30 (572)
Barclays, USD 1.080%/USD 3 Month
LIBOR, USD 209,584, 07/01/26 Barclays Call 1 0.00 209,584 06/29/21 (1,433)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (476)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/24/51 Citigroup Call 1 0.00 4,762 01/22/31 (455)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 9,653,
11/12/55 Goldman Sachs Call 1 0.00 9,653 11/10/25 (604)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 41,954,
03/04/56 Goldman Sachs Call 1 0.00 41,953 03/02/26 (4,963)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Call 1 0.00 15,265 03/26/30 (322)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Call 1 0.00 114,807 04/15/31 (7,471)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 5,641,
04/30/41 Goldman Sachs Call 1 0.00 5,641 04/28/31 (402)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28 JPMorgan Chase Call 1 0.00 62,257 03/25/27 (131)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/14/40 JPMorgan Chase Call 1 0.00 19,305 11/12/30 (765)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (159)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (161)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26 UBS Call 1 0.00 38,382 03/25/25 (74)
Bank of America, USD 1.2235%/USD
3 Month LIBOR, USD 38,275,
03/21/27 Bank of America Put 1 0.00 38,275 03/19/25 (764)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 11,403,
03/30/36 Bank of America Put 1 0.00 11,403 03/26/26 (605)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/27/40 Bank of America Put 2 0.00 9,654 03/25/30 (1,396)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
718 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,013,
11/14/50 Bank of America Put 1 0.00 8,013 11/12/30 (1,350)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 10,311,
11/14/50 Bank of America Put 1 0.00 10,311 11/12/30 (1,683)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 15,083,
11/14/40 Bank of America Put 1 0.00 15,083 11/12/30 (1,498)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 2,414, 07/15/31 Citigroup Put 1 0.00 2,414 07/13/21 (68)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (1,712)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/24/51 Citigroup Put 1 0.00 4,762 01/22/31 (738)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 9,653,
11/12/55 Goldman Sachs Put 1 0.00 9,653 11/10/25 (2,078)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 41,954,
03/04/56 Goldman Sachs Put 1 0.00 41,953 03/02/26 (5,930)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Put 1 0.00 15,265 03/26/30 (2,198)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Put 1 0.00 114,807 04/15/31 (7,251)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 5,641,
04/30/41 Goldman Sachs Put 1 0.00 5,641 04/28/31 (431)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28 JPMorgan Chase Put 1 0.00 62,257 03/25/27 (955)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/14/40 JPMorgan Chase Put 1 0.00 19,305 11/12/30 (1,854)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (1,128)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (1,120)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26 UBS Put 1 0.00 38,382 03/25/25 (447)
Total Liability for Options Written (premiums received $50,828) (54,057)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,287 AUD 1,670 06/16/21 —
Bank of America USD 5,114 EUR 4,292 06/16/21 51
Bank of America USD 3,415 GBP 2,459 06/16/21 (19)
Bank of America CAD 5,311 USD 4,198 06/16/21 (124)
Bank of America DKK 11,829 USD 1,894 06/16/21 (20)
Bank of America HKD 80 USD 10 05/04/21 —
Bank of America JPY 760,440 USD 7,009 06/16/21 49

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 719
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,286 AUD 1,670 06/16/21 1
Bank of Montreal USD 5,114 EUR 4,292 06/16/21 51
Bank of Montreal USD 3,417 GBP 2,459 06/16/21 (21)
Bank of Montreal AUD 2,112 USD 1,606 05/11/21 (20)
Bank of Montreal CAD 2,691 USD 2,131 05/11/21 (59)
Bank of Montreal CAD 5,311 USD 4,203 06/16/21 (119)
Bank of Montreal CHF 1,616 USD 1,715 05/11/21 (55)
Bank of Montreal DKK 11,829 USD 1,895 06/16/21 (19)
Bank of Montreal EUR 5,845 USD 6,860 05/11/21 (169)
Bank of Montreal GBP 2,228 USD 3,055 05/11/21 (22)
Bank of Montreal HKD 21,814 USD 2,806 05/11/21 (2)
Bank of Montreal JPY 577,297 USD 5,236 05/11/21 (46)
Bank of Montreal JPY 760,440 USD 6,994 06/16/21 34
Bank of New York USD 1,139 AUD 1,468 05/11/21 (8)
Bank of New York USD 1,677 AUD 2,176 05/11/21 (1)
Bank of New York USD 1,575 CAD 1,937 05/11/21 —
Bank of New York USD 2,325 CAD 2,906 05/11/21 40
Bank of New York USD 1,315 CHF 1,196 05/11/21 (5)
Bank of New York USD 1,912 CHF 1,754 05/11/21 8
Bank of New York USD 5,243 EUR 4,329 05/11/21 (38)
Bank of New York USD 7,650 EUR 6,366 05/11/21 4
Bank of New York USD 2,225 GBP 1,595 05/11/21 (23)
Bank of New York USD 7,023 GBP 4,980 06/08/21 (144)
Bank of New York USD 1,846 HKD 14,332 05/11/21 (1)
Bank of New York USD 3,819 JPY 415,972 05/11/21 (13)
Bank of New York USD 757 NZD 1,083 06/08/21 18
Bank of New York USD 13,090 NZD 17,720 06/08/21 (410)
Bank of New York AUD 2,112 USD 1,606 05/11/21 (20)
Bank of New York AUD 1,468 USD 1,139 06/08/21 8
Bank of New York CAD 2,691 USD 2,131 05/11/21 (59)
Bank of New York CAD 1,937 USD 1,575 06/08/21 (1)
Bank of New York CHF 1,616 USD 1,716 05/11/21 (54)
Bank of New York CHF 1,196 USD 1,316 06/08/21 5
Bank of New York EUR 5,845 USD 6,854 05/11/21 (174)
Bank of New York EUR 4,329 USD 5,246 06/08/21 38
Bank of New York GBP 2,228 USD 3,059 05/11/21 (18)
Bank of New York GBP 32 USD 45 06/08/21 1
Bank of New York GBP 1,595 USD 2,225 06/08/21 23
Bank of New York GBP 4,948 USD 6,786 06/08/21 (48)
Bank of New York HKD 21,814 USD 2,806 05/11/21 (3)
Bank of New York HKD 14,332 USD 1,846 06/08/21 1
Bank of New York JPY 577,297 USD 5,234 05/11/21 (49)
Bank of New York JPY 415,972 USD 3,820 06/08/21 13
Bank of New York NZD 40 USD 30 06/08/21 1
Bank of New York NZD 163 USD 118 06/08/21 1
Bank of New York NZD 5,731 USD 4,109 06/08/21 8
Citigroup USD 55 AUD 70 05/11/21 —
Citigroup USD 1,140 AUD 1,468 05/11/21 (9)
Citigroup USD 75 CAD 94 05/11/21 1
Citigroup USD 1,573 CAD 1,937 05/11/21 3
Citigroup USD 20,037 CAD 24,600 06/16/21 (21)
Citigroup USD 163 CHF 149 05/04/21 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
720 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 62 CHF 57 05/11/21 —
Citigroup USD 1,314 CHF 1,196 05/11/21 (4)
Citigroup USD 102 EUR 85 05/04/21 —
Citigroup USD 129 EUR 107 05/04/21 —
Citigroup USD 172 EUR 143 05/04/21 —
Citigroup USD 681 EUR 566 05/04/21 —
Citigroup USD 249 EUR 205 05/11/21 (2)
Citigroup USD 5,245 EUR 4,329 05/11/21 (40)
Citigroup USD 39 GBP 28 05/05/21 —
Citigroup USD 107 GBP 77 05/11/21 (1)
Citigroup USD 2,224 GBP 1,595 05/11/21 (21)
Citigroup USD 3,290 GBP 2,377 05/11/21 (7)
Citigroup USD 91 HKD 703 05/11/21 —
Citigroup USD 1,846 HKD 14,332 05/11/21 (1)
Citigroup USD 2,811 HKD 21,815 05/11/21 (3)
Citigroup USD 184 JPY 19,859 05/11/21 (2)
Citigroup USD 3,812 JPY 415,972 05/11/21 (5)
Citigroup USD 5,711 JPY 616,768 05/11/21 (67)
Citigroup USD 20,002 JPY 2,186,200 06/16/21 8
Citigroup USD 31 NOK 258 06/08/21 —
Citigroup USD 143 NOK 1,226 06/08/21 4
Citigroup USD 5,975 NOK 50,477 06/08/21 90
Citigroup USD 36 SEK 304 05/11/21 —
Citigroup USD 1,118 SEK 9,429 05/11/21 (4)
Citigroup USD 25 SGD 34 05/11/21 —
Citigroup USD 786 SGD 1,045 05/11/21 —
Citigroup AUD 44 USD 35 06/08/21 —
Citigroup AUD 1,468 USD 1,140 06/08/21 9
Citigroup AUD 6,500 USD 5,011 06/16/21 3
Citigroup CAD 45 USD 36 05/03/21 —
Citigroup CAD 59 USD 48 06/08/21 —
Citigroup CAD 1,937 USD 1,573 06/08/21 (3)
Citigroup CHF 36 USD 39 05/04/21 —
Citigroup CHF 36 USD 39 06/08/21 —
Citigroup CHF 1,196 USD 1,315 06/08/21 4
Citigroup EUR 24 USD 29 05/04/21 —
Citigroup EUR 25 USD 31 05/04/21 —
Citigroup EUR 29 USD 34 05/04/21 —
Citigroup EUR 87 USD 105 05/04/21 —
Citigroup EUR 112 USD 135 05/04/21 —
Citigroup EUR 160 USD 192 05/04/21 —
Citigroup EUR 130 USD 157 06/08/21 1
Citigroup EUR 4,329 USD 5,248 06/08/21 40
Citigroup EUR 24,900 USD 29,959 06/16/21 (3)
Citigroup GBP 60 USD 82 05/05/21 —
Citigroup GBP 88 USD 122 05/05/21 —
Citigroup GBP 49 USD 68 06/08/21 1
Citigroup GBP 1,595 USD 2,224 06/08/21 21
Citigroup GBP 17,300 USD 23,900 06/16/21 5
Citigroup HKD 446 USD 58 06/08/21 —
Citigroup HKD 14,332 USD 1,846 06/08/21 1
Citigroup JPY 12,708 USD 117 06/08/21 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 721
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup JPY 415,972 USD 3,812 06/08/21 5
Citigroup NOK 207 USD 25 05/04/21 —
Citigroup NOK 15,957 USD 1,917 06/08/21 (1)
Citigroup NOK 77,423 USD 9,424 06/08/21 123
Citigroup SEK 346 USD 41 05/04/21 —
Citigroup SEK 192 USD 23 06/08/21 —
Citigroup SEK 42,300 USD 5,000 06/16/21 2
Citigroup SGD 21 USD 16 06/08/21 —
Commonwealth Bank of Australia USD 63 AUD 82 06/08/21 (1)
Commonwealth Bank of Australia USD 66 AUD 83 06/08/21 (2)
Commonwealth Bank of Australia USD 2,130 AUD 2,756 06/08/21 (6)
Commonwealth Bank of Australia AUD 440 USD 335 06/08/21 (5)
Commonwealth Bank of Australia AUD 8,909 USD 7,051 06/08/21 187
HSBC USD 87 BRL 471 05/04/21 —
HSBC USD 155 BRL 836 05/04/21 (1)
HSBC USD 216 BRL 1,222 05/04/21 9
HSBC USD 2,565 BRL 14,101 05/04/21 31
HSBC USD 2,768 BRL 14,957 05/04/21 (14)
HSBC USD 2,635 BRL 14,957 08/03/21 96
HSBC USD 657 CLP 461,909 05/24/21 (7)
HSBC USD 1,190 CNY 7,766 05/27/21 8
HSBC USD 6,691 CNY 43,773 05/27/21 63
HSBC USD 206 COP 751,015 07/26/21 (7)
HSBC USD 107 CZK 2,317 05/13/21 1
HSBC USD 2,310 HKD 17,904 05/18/21 (5)
HSBC USD 2,624 HUF 780,011 05/13/21 (19)
HSBC USD 406 PEN 1,474 05/07/21 (17)
HSBC USD 697 PEN 2,506 05/07/21 (35)
HSBC USD 91 PHP 4,377 05/28/21 —
HSBC USD 3,880 PLN 14,512 05/27/21 (53)
HSBC USD 33 RUB 2,547 05/28/21 1
HSBC USD 488 RUB 37,543 05/28/21 9
HSBC USD 78 THB 2,440 07/12/21 —
HSBC USD 170 ZAR 2,599 05/07/21 9
HSBC USD 197 ZAR 2,944 05/07/21 6
HSBC USD 200 ZAR 3,050 05/07/21 10
HSBC USD 219 ZAR 3,150 05/07/21 (2)
HSBC USD 534 ZAR 7,860 05/07/21 8
HSBC BRL 471 USD 87 05/04/21 —
HSBC BRL 836 USD 150 05/04/21 (4)
HSBC BRL 1,222 USD 226 05/04/21 1
HSBC BRL 14,101 USD 2,609 05/04/21 14
HSBC BRL 14,957 USD 2,656 05/04/21 (96)
HSBC BRL 3,606 USD 630 08/03/21 (28)
HSBC CLP 63,134 USD 90 05/24/21 1
HSBC CLP 398,775 USD 542 05/24/21 (19)
HSBC CLP 461,909 USD 657 08/30/21 7
HSBC CNY 215 USD 33 05/27/21 —
HSBC CNY 1,076 USD 163 05/27/21 (3)
HSBC CNY 11,514 USD 1,760 05/27/21 (17)
HSBC CNY 14,969 USD 2,310 05/27/21 1
HSBC COP 636,356 USD 174 07/26/21 5

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
722 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC COP 5,092,696 USD 1,421 07/26/21 70
HSBC CZK 2,811 USD 130 05/13/21 (1)
HSBC CZK 5,420 USD 246 05/13/21 (6)
HSBC CZK 18,311 USD 847 05/13/21 (4)
HSBC HKD 892 USD 115 05/18/21 —
HSBC HKD 5,362 USD 690 05/18/21 —
HSBC HUF 135,284 USD 460 05/13/21 8
HSBC HUF 204,961 USD 680 05/13/21 (4)
HSBC IDR 5,118,960 USD 350 06/03/21 (3)
HSBC IDR 21,834,294 USD 1,533 06/03/21 26
HSBC MXN 13,351 USD 653 08/09/21 1
HSBC MXN 13,394 USD 655 08/09/21 1
HSBC PEN 109 USD 30 05/07/21 1
HSBC PEN 3,871 USD 1,067 05/07/21 45
HSBC PEN 2,506 USD 696 08/12/21 34
HSBC PLN 5,387 USD 1,420 05/27/21 (1)
HSBC RON 523 USD 126 07/12/21 (1)
HSBC RON 536 USD 130 07/12/21 (1)
HSBC RON 1,223 USD 293 07/12/21 (5)
HSBC RUB 13,677 USD 181 05/28/21 —
HSBC RUB 19,067 USD 250 05/28/21 (3)
HSBC THB 11,893 USD 380 07/12/21 (2)
HSBC THB 58,726 USD 1,901 07/12/21 15
HSBC ZAR 153 USD 10 05/07/21 (1)
HSBC ZAR 563 USD 37 05/07/21 (2)
HSBC ZAR 2,592 USD 173 05/07/21 (6)
HSBC ZAR 8,143 USD 543 05/07/21 (19)
HSBC ZAR 8,153 USD 543 05/07/21 (19)
HSBC ZAR 3,150 USD 216 08/30/21 2
JPMorgan Chase USD 1,144 AUD 1,468 05/11/21 (14)
JPMorgan Chase USD 1,576 CAD 1,937 05/11/21 —
JPMorgan Chase USD 1,317 CHF 1,196 05/11/21 (7)
JPMorgan Chase USD 5,249 EUR 4,329 05/11/21 (43)
JPMorgan Chase USD 157 EUR 130 06/16/21 (1)
JPMorgan Chase USD 2,227 GBP 1,595 05/11/21 (25)
JPMorgan Chase USD 1,846 HKD 14,332 05/11/21 (1)
JPMorgan Chase USD 3,821 JPY 415,972 05/11/21 (15)
JPMorgan Chase AUD 1,468 USD 1,144 06/08/21 14
JPMorgan Chase CAD 1,937 USD 1,576 06/08/21 —
JPMorgan Chase CHF 1,196 USD 1,318 06/08/21 7
JPMorgan Chase EUR 4,329 USD 5,252 06/08/21 44
JPMorgan Chase GBP 1,595 USD 2,227 06/08/21 25
JPMorgan Chase HKD 14,332 USD 1,846 06/08/21 1
JPMorgan Chase JPY 415,972 USD 3,822 06/08/21 14
Northern Trust USD 275 GBP 200 06/16/21 1
Royal Bank of Canada USD 33 AUD 44 05/11/21 —
Royal Bank of Canada USD 220 AUD 285 05/11/21 (1)
Royal Bank of Canada USD 1,138 AUD 1,468 05/11/21 (8)
Royal Bank of Canada USD 1,289 AUD 1,670 06/16/21 (2)
Royal Bank of Canada USD 304 CAD 383 05/11/21 8
Royal Bank of Canada USD 1,573 CAD 1,937 05/11/21 3
Royal Bank of Canada USD 36 CAD 45 06/08/21 1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 723
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 77 CAD 97 06/08/21 2
Royal Bank of Canada USD 6,963 CAD 8,749 06/08/21 155
Royal Bank of Canada USD 9,291 CAD 11,421 06/08/21 2
Royal Bank of Canada USD 251 CHF 230 05/11/21 1
Royal Bank of Canada USD 1,313 CHF 1,196 05/11/21 (3)
Royal Bank of Canada USD 152 CHF 139 06/08/21 —
Royal Bank of Canada USD 1,008 EUR 838 05/11/21 (1)
Royal Bank of Canada USD 5,242 EUR 4,329 05/11/21 (38)
Royal Bank of Canada USD 93 EUR 77 06/08/21 —
Royal Bank of Canada USD 4,093 EUR 3,400 06/16/21 (2)
Royal Bank of Canada USD 5,120 EUR 4,292 06/16/21 44
Royal Bank of Canada USD 434 GBP 311 05/11/21 (4)
Royal Bank of Canada USD 2,223 GBP 1,595 05/11/21 (20)
Royal Bank of Canada USD 4 GBP 3 06/08/21 —
Royal Bank of Canada USD 278 GBP 200 06/16/21 (2)
Royal Bank of Canada USD 2,513 GBP 1,800 06/16/21 (27)
Royal Bank of Canada USD 3,422 GBP 2,459 06/16/21 (26)
Royal Bank of Canada USD 370 HKD 2,869 05/11/21 —
Royal Bank of Canada USD 584 HKD 4,541 05/11/21 —
Royal Bank of Canada USD 1,846 HKD 14,332 05/11/21 (1)
Royal Bank of Canada USD 749 JPY 80,996 05/11/21 (8)
Royal Bank of Canada USD 3,814 JPY 415,972 05/11/21 (7)
Royal Bank of Canada USD 870 JPY 95,062 06/08/21 —
Royal Bank of Canada USD 7,023 JPY 774,196 06/08/21 62
Royal Bank of Canada USD 147 SEK 1,239 05/11/21 (1)
Royal Bank of Canada USD 31 SEK 260 06/08/21 —
Royal Bank of Canada USD 104 SGD 138 05/11/21 —
Royal Bank of Canada USD 66 SGD 88 06/08/21 —
Royal Bank of Canada AUD 2,112 USD 1,607 05/11/21 (20)
Royal Bank of Canada AUD 124 USD 96 06/08/21 —
Royal Bank of Canada AUD 1,468 USD 1,138 06/08/21 8
Royal Bank of Canada CAD 1 USD 1 05/03/21 —
Royal Bank of Canada CAD 367 USD 292 05/11/21 (7)
Royal Bank of Canada CAD 2,691 USD 2,130 05/11/21 (60)
Royal Bank of Canada CAD 51 USD 41 06/08/21 —
Royal Bank of Canada CAD 1,937 USD 1,573 06/08/21 (3)
Royal Bank of Canada CAD 2,599 USD 2,079 06/08/21 (36)
Royal Bank of Canada CAD 5,311 USD 4,209 06/16/21 (112)
Royal Bank of Canada CHF 361 USD 382 05/11/21 (13)
Royal Bank of Canada CHF 1,616 USD 1,716 05/11/21 (54)
Royal Bank of Canada CHF 1,196 USD 1,314 06/08/21 3
Royal Bank of Canada DKK 11,829 USD 1,897 06/16/21 (17)
Royal Bank of Canada EUR 1,342 USD 1,575 05/11/21 (39)
Royal Bank of Canada EUR 5,845 USD 6,856 05/11/21 (172)
Royal Bank of Canada EUR 4,329 USD 5,245 06/08/21 38
Royal Bank of Canada EUR 7,500 USD 8,955 06/16/21 (70)
Royal Bank of Canada GBP 233 USD 321 05/11/21 (1)
Royal Bank of Canada GBP 2,228 USD 3,058 05/11/21 (19)
Royal Bank of Canada GBP 1,595 USD 2,223 06/08/21 20
Royal Bank of Canada GBP 4,100 USD 5,690 06/16/21 27
Royal Bank of Canada HKD 21,814 USD 2,806 05/11/21 (2)
Royal Bank of Canada HKD 349 USD 45 06/08/21 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
724 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada HKD 14,332 USD 1,846 06/08/21 1
Royal Bank of Canada JPY 72,326 USD 653 05/11/21 (8)
Royal Bank of Canada JPY 577,297 USD 5,232 05/11/21 (51)
Royal Bank of Canada JPY 1,488 USD 14 06/08/21 —
Royal Bank of Canada JPY 230,770 USD 2,136 06/08/21 24
Royal Bank of Canada JPY 415,972 USD 3,814 06/08/21 7
Royal Bank of Canada JPY 760,440 USD 7,008 06/16/21 48
Royal Bank of Canada SEK 2,695 USD 309 05/11/21 (10)
Royal Bank of Canada SGD 106 USD 79 05/11/21 (1)
State Street USD 51 EUR 42 06/08/21 —
State Street USD 1,866 EUR 1,547 06/08/21 (5)
State Street USD 508 JPY 55,375 05/07/21 (2)
State Street USD 10 KRW 11,677 05/11/21 —
State Street USD 47 KRW 52,339 05/11/21 —
State Street USD 191 KRW 213,386 05/11/21 1
State Street USD 1,450 KRW 1,624,761 05/11/21 10
State Street USD 9 KRW 10,353 06/08/21 —
State Street USD 3,118 SEK 26,132 05/11/21 (31)
State Street USD 117 SEK 979 06/08/21 (1)
State Street USD 4,132 SEK 34,755 06/08/21 (25)
State Street USD 127 SEK 1,078 06/16/21 1
State Street USD 2,110 SGD 2,799 05/11/21 (7)
State Street USD 50 TWD 1,408 05/11/21 —
State Street USD 205 TWD 5,756 05/11/21 1
State Street USD 1,558 TWD 43,688 05/11/21 6
State Street CAD 448 USD 365 05/04/21 —
State Street CHF 4,252 USD 4,582 06/16/21 (79)
State Street EUR 89 USD 109 06/08/21 2
State Street EUR 215 USD 252 06/08/21 (6)
State Street EUR 4,831 USD 5,869 06/08/21 57
State Street EUR 7,500 USD 8,951 06/16/21 (73)
State Street HKD 777 USD 100 06/16/21 —
State Street KRW 33,083 USD 30 06/08/21 —
State Street SEK 34,409 USD 3,938 05/11/21 (127)
State Street SEK 1,595 USD 194 06/08/21 5
State Street SEK 6,027 USD 689 06/08/21 (23)
State Street SEK 26,132 USD 3,119 06/08/21 31
State Street SEK 105,863 USD 12,750 06/08/21 242
State Street SGD 3,910 USD 2,900 05/11/21 (38)
State Street SGD 2,799 USD 2,110 06/08/21 7
State Street TWD 996 USD 35 05/11/21 (1)
State Street TWD 887 USD 32 06/08/21 —
State Street TWD 3,157 USD 113 06/08/21 —
Toronto Dominion Bank USD 1,287 AUD 1,670 06/16/21 —
Toronto Dominion Bank USD 5,112 EUR 4,292 06/16/21 53
Toronto Dominion Bank USD 3,417 GBP 2,459 06/16/21 (22)
Toronto Dominion Bank CAD 5,311 USD 4,199 06/16/21 (122)
Toronto Dominion Bank DKK 11,829 USD 1,895 06/16/21 (19)
Toronto Dominion Bank JPY 760,440 USD 7,005 06/16/21 45
UBS USD 1,286 AUD 1,670 06/16/21 1
UBS USD 170 CHF 155 06/08/21 —
UBS USD 6,324 CHF 5,792 06/08/21 24

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 725
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 5,111 EUR 4,292 06/16/21 53
UBS USD 3,417 GBP 2,459 06/16/21 (21)
UBS USD 3,922 KRW 4,343,948 05/11/21 (17)
UBS USD 4,197 TWD 116,703 05/11/21 (19)
UBS AUD 2,112 USD 1,606 05/11/21 (20)
UBS CAD 2,691 USD 2,128 05/11/21 (61)
UBS CAD 5,311 USD 4,201 06/16/21 (121)
UBS CHF 1,616 USD 1,715 05/11/21 (55)
UBS CHF 609 USD 676 06/08/21 9
UBS CHF 1,023 USD 1,087 06/08/21 (35)
UBS CHF 17,345 USD 19,156 06/08/21 146
UBS DKK 11,829 USD 1,893 06/16/21 (21)
UBS EUR 5,845 USD 6,858 05/11/21 (169)
UBS GBP 2,228 USD 3,055 05/11/21 (22)
UBS HKD 21,814 USD 2,806 05/11/21 (3)
UBS JPY 577,297 USD 5,232 05/11/21 (50)
UBS JPY 760,440 USD 6,997 06/16/21 36
UBS KRW 6,246,111 USD 5,510 05/11/21 (106)
UBS KRW 4,343,948 USD 3,922 06/08/21 16
UBS TWD 166,560 USD 5,857 05/11/21 (106)
UBS TWD 116,703 USD 4,210 06/08/21 32
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) (2,052)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1150
Commodity Index(+)(i) Goldman Sachs USD 50,374
Total Return on Underlying
Reference Entity
(5)
08/06/21 — (4) (4)
Total Open Total Return Swap Contracts (å) — (4) (4)
(
i
)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1150 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Corn September 2021 12.5 $ 6,297
Crude Oil September 2021 12.5 6,297
Lean Hogs August 2021 6.3 3,148
Lean Hogs October 2021 6.3 3,148
Natural Gas (NYMEX) September 2021 12.5 6,297
Soybean Meal December 2021 12.5 6,297

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
726 Multi-Asset Growth Strategy Fund
Soybeans November 2021 12.5 6,297
Soybeans Oil December 2021 12.5 6,297
Sugar October 2021 12.4 6,296
Total Long Futures Contracts
50,374
Short Futures Contracts
Aluminum September 2021 (12.4) $ (6,297)
Coffee September 2021 (12.4) (6,297)
Gas Oil September 2021 (12.5) (6,297)
Gold August 2021 (6.3) (3,148)
Gold December 2021 (6.3) (3,148)
Live Cattle August 2021 (6.3) (3,148)
Live Cattle October 2021 (6.3) (3,148)
Nickel September 2021 (12.5) (6,297)
Silver September 2021 (12.5) (6,297)
Zinc September 2021 (12.5) (6,297)
Total Short Futures Contracts
(50,374)
Cash
100.0 50,374
Total Notional Amount
$ 50,374
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 27,640 Three Month LIBOR
(2)
0.291%
(3)
04/09/23
— (13) (13)
Barclays USD 2,856 0.279%
(3)
Three Month LIBOR
(2)
04/12/23
— 1 1
Barclays USD 21,211 Three Month LIBOR
(2)
0.288%
(3)
04/13/23
— (8) (8)
Barclays USD 29,686 0.281%
(3)
Three Month LIBOR
(2)
04/13/23
— 8 8
Barclays USD 38,371 0.283%
(3)
Three Month LIBOR
(2)
04/13/23
— 11 11
Barclays USD 20,605 Three Month LIBOR
(2)
0.288%
(3)
04/15/23
— (8) (8)
Barclays USD 15,806 Three Month LIBOR
(2)
0.271%
(3)
04/27/23
— 1 1
Barclays USD 327,420 Three Month LIBOR
(2)
0.300%
(3)
06/16/23
11 (29) (18)
Barclays USD 16,654 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (278) (278)
Barclays USD 5,009 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (96) (96)
Barclays USD 3,564 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (76) (76)
Barclays USD 4,556 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 91 91
Barclays USD 4,816 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 81 81
Barclays USD 4,816 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 73 73
Barclays USD 4,925 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (92) (92)
Barclays USD 4,635 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— 64 64
Barclays USD 975 Three Month LIBOR
(2)
0.584%
(3)
02/10/26
— 14 14
Barclays USD 4,828 Three Month LIBOR
(2)
0.600%
(3)
03/09/26
— 70 70

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 727
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,978 1.016%
(3)
Three Month LIBOR
(2)
04/08/26
— 23 23
Barclays USD 4,978 1.024%
(3)
Three Month LIBOR
(2)
04/08/26
— 25 25
Barclays USD 2,413 0.994%
(3)
Three Month LIBOR
(2)
04/09/26
— 8 8
Barclays USD 4,828 Three Month LIBOR
(2)
1.045%
(3)
04/15/26
— (28) (28)
Barclays USD 209,583 0.615%
(3)
Three Month LIBOR
(2)
04/15/26
(4,246) 985 (3,261)
Barclays USD 209,584 Three Month LIBOR
(2)
0.615%
(3)
04/15/26
4,087 (826) 3,261
Barclays USD 16,708 Three Month LIBOR
(2)
0.966%
(3)
04/27/26
— (20) (20)
Barclays USD 16,708 0.891%
(3)
Three Month LIBOR
(2)
05/04/26
— (48) (48)
Barclays USD 16,391 0.954%
(3)
Three Month LIBOR
(2)
05/05/26
— — —
Barclays USD 82,924 0.950%
(3)
Three Month LIBOR
(2)
06/16/26
(428) 255 (173)
Barclays USD 9,144 1.080%
(3)
Three Month LIBOR
(2)
07/01/26
— 32 32
Barclays USD 2,312 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (184) (184)
Barclays USD 33,308 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (2,956) (2,956)
Barclays USD 33,308 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 2,996 2,996
Barclays USD 31,087 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 2,323 2,323
Barclays USD 33,308 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 2,515 2,515
Barclays USD 12,517 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (743) (743)
Barclays USD 798 Three Month LIBOR
(2)
1.212%
(3)
02/16/31
— 28 28
Barclays USD 353 Three Month LIBOR
(2)
1.366%
(3)
02/22/31
— 7 7
Barclays USD 276 Three Month LIBOR
(2)
1.426%
(3)
02/24/31
— 4 4
Barclays USD 294 Three Month LIBOR
(2)
1.519%
(3)
03/02/31
— 2 2
Barclays USD 42,098 1.609%
(3)
Three Month LIBOR
(2)
03/08/31
— 49 49
Barclays USD 2,414 Three Month LIBOR
(2)
1.525%
(3)
03/15/31
— 17 17
Barclays USD 7,080 Three Month LIBOR
(2)
1.728%
(3)
03/31/31
— (78) (78)
Barclays USD 2,855 Three Month LIBOR
(2)
1.767%
(3)
04/01/31
— (42) (42)
Barclays USD 3,399 Three Month LIBOR
(2)
1.712%
(3)
04/07/31
— (31) (31)
Barclays USD 5,162 1.734%
(3)
Three Month LIBOR
(2)
04/07/31
— 58 58
Barclays USD 3,576 1.700%
(3)
Three Month LIBOR
(2)
04/09/31
— 28 28
Barclays USD 1,274 1.661%
(3)
Three Month LIBOR
(2)
04/12/31
— 5 5
Barclays USD 11,910 1.660%
(3)
Three Month LIBOR
(2)
04/12/31
— 46 46
Barclays USD 876 Three Month LIBOR
(2)
1.675%
(3)
04/13/31
— (5) (5)
Barclays USD 3,634 1.706%
(3)
Three Month LIBOR
(2)
04/13/31
— 30 30
Barclays USD 898 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— 39 39
Barclays USD 2,414 1.465%
(3)
Three Month LIBOR
(2)
04/15/31
— (36) (36)
Barclays USD 1,924 Three Month LIBOR
(2)
1.534%
(3)
04/19/31
— 16 16
Barclays USD 2,585 Three Month LIBOR
(2)
1.587%
(3)
04/19/31
— 9 9
Barclays USD 28,367 Three Month LIBOR
(2)
1.538%
(3)
04/19/31
— 231 231
Barclays USD 2,414 Three Month LIBOR
(2)
1.702%
(3)
04/21/31
— (18) (18)
Barclays USD 10,789 1.736%
(3)
Three Month LIBOR
(2)
04/21/31
— 115 115
Barclays USD 4,361 Three Month LIBOR
(2)
1.568%
(3)
04/28/31
— 25 25
Barclays USD 5,696 Three Month LIBOR
(2)
1.567%
(3)
04/29/31
— 33 33

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
728 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,473 Three Month LIBOR
(2)
1.627%
(3)
04/30/31
— 1 1
Barclays USD 20,439 1.655%
(3)
Three Month LIBOR
(2)
05/04/31
— 43 43
Barclays USD 3,692 1.637%
(3)
Three Month LIBOR
(2)
05/05/31
— — —
Barclays USD 11,288 1.591%
(3)
Three Month LIBOR
(2)
05/05/31
— (46) (46)
Barclays USD 6,712 Three Month LIBOR
(2)
1.650%
(3)
06/16/31
84 (78) 6
Barclays USD 869 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 42 42
Barclays USD 868 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 78 78
Barclays USD 296 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 28 28
Barclays USD 591 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 57 57
Barclays USD 828 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 75 75
Barclays USD 4,172 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 368 368
Barclays USD 1,630 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 240 240
Barclays USD 3,476 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 531 531
Barclays USD 69,645 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
185 13,833 14,018
Barclays USD 15,182 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— (2,540) (2,540)
Barclays USD 15,381 1.410%
(3)
Three Month LIBOR
(2)
11/12/50
— (2,200) (2,200)
Barclays USD 12,441 Three Month LIBOR
(2)
1.256%
(3)
11/23/50
— 2,240 2,240
Barclays USD 17,476 1.400%
(3)
Three Month LIBOR
(2)
12/04/50
— (2,553) (2,553)
Barclays USD 17,715 1.563%
(3)
Three Month LIBOR
(2)
01/11/51
— (1,946) (1,946)
Barclays USD 7,203 1.708%
(3)
Three Month LIBOR
(2)
02/08/51
— (552) (552)
Barclays USD 6,531 1.727%
(3)
Three Month LIBOR
(2)
02/12/51
— (472) (472)
Barclays USD 17,277 1.890%
(3)
Three Month LIBOR
(2)
02/18/51
— (589) (589)
Barclays USD 937 1.977%
(3)
Three Month LIBOR
(2)
04/20/51
— (16) (16)
Barclays USD 8,672 1.985%
(3)
Three Month LIBOR
(2)
04/20/51
— (126) (126)
Barclays USD 1,238 Three Month LIBOR
(2)
1.997%
(3)
04/21/51
— 15 15
Barclays USD 2,669 Three Month LIBOR
(2)
2.007%
(3)
04/22/51
— 26 26
Barclays USD 386 1.991%
(3)
Three Month LIBOR
(2)
04/23/51
— (5) (5)
Barclays USD 106 1.998%
(3)
Three Month LIBOR
(2)
04/26/51
— (1) (1)
Barclays USD 987 1.961%
(3)
Three Month LIBOR
(2)
04/27/51
— (20) (20)
Barclays USD 4,029 Three Month LIBOR
(2)
2.048%
(3)
05/05/51
— — —
Barclays USD 5,935 2.000%
(3)
Three Month LIBOR
(2)
06/16/51
(261) 179 (82)
Barclays USD 2,187 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 488 488
Barclays USD 420 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 114 114
Barclays USD 525 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 143 143
Barclays USD 7,065 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (1,834) (1,834)
Barclays USD 3,754 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 894 894
Barclays USD 2,369 1.570%
(3)
Three Month LIBOR
(2)
11/12/55
— (362) (362)
Barclays USD 868 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 178 178
Barclays USD 502 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 103 103
Barclays USD 797 Three Month LIBOR
(2)
1.794%
(3)
02/05/61
— 59 59
Credit Suisse HUF 383,299 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 8 8

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 729
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse HUF 383,299 0.833%
(4)
Six Month BUBOR
(3)
11/22/22
(7) (1) (8)
Credit Suisse HUF 239,999 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— (21) (21)
Credit Suisse CNY 4,000 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (8) (8)
Credit Suisse CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (32) (32)
Credit Suisse CNY 4,000 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (2) (2)
Credit Suisse CNY 8,200 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 7 7
Credit Suisse CNY 6,200 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— (3) (3)
Credit Suisse CNY 5,100 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26 — 3 3
Total Open Interest Rate Swap Contracts (å) (575) 11,049 10,474
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. JPMorgan Chase
Sell
0.946% USD 73 5.000%
(2)
06/20/26
16 (1) 15
Ally Financial, Inc. JPMorgan Chase
Sell
0.946% USD 191 5.000%
(2)
06/20/26
41 (1) 40
Ally Financial, Inc. JPMorgan Chase
Sell
0.946% USD 579 5.000%
(2)
06/20/26
125 (5) 120
Altice France SA JPMorgan Chase
Sell
3.648% EUR 100 5.000%
(2)
06/20/26
9 (1) 8
Altice France SA JPMorgan Chase
Sell
3.648% EUR 179 5.000%
(2)
06/20/26
15 — 15
Anglo American Capital
PLC JPMorgan Chase
Sell
1.063% EUR 145 5.000%
(2)
06/20/26
38 (2) 36
Apache Corp. JPMorgan Chase
Sell
2.494% USD 66 1.000%
(2)
06/20/26
(7) 2 (5)
Apache Corp. JPMorgan Chase
Sell
2.494% USD 46 1.000%
(2)
06/20/26
(4) 1 (3)
ArcelorMittal SA JPMorgan Chase
Sell
1.404% EUR 650 5.000%
(2)
06/20/26
107 39 146
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
2.121% EUR 20 5.000%
(2)
06/20/26
3 1 4
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
2.121% EUR 13 5.000%
(2)
06/20/26
2 — 2
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
2.121% EUR 33 5.000%
(2)
06/20/26
5 1 6
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
2.121% EUR 34 5.000%
(2)
06/20/26
5 1 6
CenturyLink Inc. Goldman Sachs
Sell
2.776% USD 400 1.000%
(2)
06/20/26
(39) 6 (33)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
730 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Cleveland-Cliffs, Inc. Goldman Sachs
Sell
1.357% USD 25 5.000%
(2)
06/20/24
3 — 3
Cleveland-Cliffs, Inc. Goldman Sachs
Sell
1.357% USD 25 5.000%
(2)
06/20/24
2 1 3
Cleveland-Cliffs, Inc. Goldman Sachs
Sell
1.357% USD 75 5.000%
(2)
06/20/24
7 2 9
Dell, Inc. JPMorgan Chase
Sell
0.898% USD 400 1.000%
(2)
06/20/26
(11) 13 2
Faurecia SE BNP Paribas
Sell
1.841% EUR 21 5.000%
(2)
06/20/26
4 — 4
Faurecia SE BNP Paribas
Sell
1.841% EUR 31 5.000%
(2)
06/20/26
5 1 6
Faurecia SE JPMorgan Chase
Sell
1.841% EUR 48 5.000%
(2)
06/20/26
8 1 9
Ford Motor Co. Goldman Sachs
Sell
1.761% USD 200 5.000%
(2)
06/20/24
20 1 21
Jaguar Land Rover Goldman Sachs
Sell
1.299% EUR 115 5.000%
(2)
12/20/21
2 2 4
Kraft Heinz Foods Co. BNP Paribas
Sell
0.726% USD 102 1.000%
(2)
06/20/26
1 1 2
Kraft Heinz Foods Co. Credit Suisse
Sell
0.726% USD 102 1.000%
(2)
06/20/26
1 1 2
Kraft Heinz Foods Co. JPMorgan Chase
Sell
0.726% USD 101 1.000%
(2)
06/20/26
1 — 1
Lennar Corp. Goldman Sachs
Sell
0.843% USD 46 5.000%
(2)
06/20/26
10 — 10
Lennar Corp. Goldman Sachs
Sell
0.843% USD 151 5.000%
(2)
06/20/26
32 — 32
Lennar Corp. JPMorgan Chase
Sell
0.843% USD 446 5.000%
(2)
06/20/26
93 2 95
Lennar Corp. JPMorgan Chase
Sell
0.843% USD 75 5.000%
(2)
06/20/26
15 1 16
Lennar Corp. JPMorgan Chase
Sell
0.843% USD 75 5.000%
(2)
06/20/26
16 — 16
Marks & Spencer PLC BNP Paribas
Sell
1.389% EUR 167 1.000%
(2)
06/20/24
(6) 4 (2)
Nokia OYJ Credit Suisse
Sell
1.060% EUR 100 5.000%
(2)
06/20/26
23 2 25
NRG Energy, Inc. BNP Paribas
Sell
1.850% USD 50 5.000%
(2)
06/20/26
8 — 8
NRG Energy, Inc. JPMorgan Chase
Sell
1.850% USD 200 5.000%
(2)
06/20/26
30 2 32
NRG Energy, Inc. JPMorgan Chase
Sell
1.850% USD 7 5.000%
(2)
06/20/26
1 — 1
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.630% USD 95 1.000%
(2)
06/20/26
(9) 2 (7)
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.630% USD 85 1.000%
(2)
06/20/26
(8) 2 (6)
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.630% USD 360 1.000%
(2)
06/20/26
(41) 14 (27)
OI European Group BV Credit Suisse
Sell
2.369% EUR 126 5.000%
(2)
06/20/26
16 4 20
Schaeffler AG JPMorgan Chase
Sell
1.701% EUR 125 5.000%
(2)
06/20/26
24 1 25
Stellantis NV Goldman Sachs
Sell
1.241% EUR 387 5.000%
(2)
06/20/26
92 (2) 90
Stellantis NV Goldman Sachs
Sell
1.241% EUR 121 5.000%
(2)
06/20/26
29 (1) 28
Telecom Italia SpA JPMorgan Chase
Sell
1.719% EUR 625 1.000%
(2)
06/20/26
(34) 8 (26)
thyssenkrupp AG Goldman Sachs
Sell
1.705% EUR 550 1.000%
(2)
06/20/23
(4) (5) (9)
Toll Brothers Finance
Corp. Goldman Sachs
Sell
0.988% USD 114 1.000%
(2)
06/20/26
(1) 1 —
Toll Brothers Finance
Corp. JPMorgan Chase
Sell
0.988% USD 114 1.000%
(2)
06/20/26
(1) 1 —
Toll Brothers Finance
Corp. JPMorgan Chase
Sell
0.988% USD 114 1.000%
(2)
06/20/26
(1) 1 —
UPC Holding BV JPMorgan Chase
Sell
2.451% EUR 150 5.000%
(2)
06/20/26
26 (2) 24
Valeo SA Credit Suisse
Sell
0.968% EUR 150 1.000%
(2)
06/20/24
1 (1) —
Virgin Media Finance PLC Goldman Sachs
Sell
2.656% EUR 59 5.000%
(2)
06/20/26
8 1 9
Virgin Media Finance PLC Goldman Sachs
Sell
2.656% EUR 60 5.000%
(2)
06/20/26
8 1 9

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 731
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Virgin Media Finance PLC JPMorgan Chase
Sell
2.656% EUR 57 5.000%
(2)
06/20/26
7 1 8
Virgin Media Finance PLC JPMorgan Chase
Sell
2.656% EUR 750 5.000%
(2)
06/20/26
100 8 108
Virgin Media Finance PLC JPMorgan Chase
Sell
2.656% EUR 24 5.000%
(2)
06/20/26
3 — 3
Ziggo Bond Finance B.V. Goldman Sachs
Sell
2.480% EUR 300 5.000%
(2)
06/20/26
47 — 47
Total Open Corporate Issues Contracts 843 109 952
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Purchase
USD 54,000 (5.000%)
(2)
06/20/26
(4,592) (1,036) (5,628)
iTraxx Europe Crossover Morgan Stanley
Purchase
EUR 1,950 (5.000%)
(2)
06/20/26
(253) (38) (291)
Total Open Credit Indices Contracts (4,845) (1,074) (5,919)
Total Open Credit Default Swap Contracts (å) (4,002) (965)
(4,967)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 93,308 $ —
$ —
$ 93,308 9.3
International Debt — 24,167 —
—
24,167 2.4
Mortgage-Backed Securities — 160,738 —
—
160,738 16.1
Non-US Bonds — 32,646 —
—
32,646 3.3
United States Government Treasuries — 4,510 —
—
4,510 0.4
Common Stocks
Consumer Discretionary 37,344 24,185 —
—
61,529 6.1
Consumer Staples 8,750 10,144 —
—
18,894 1.9
Energy 13,736 3,118 —
—
16,854 1.7
Financial Services 63,288 29,806 —
—
93,094 9.3
Health Care 11,733 11,365 —
—
23,098 2.3
Materials and Processing 62,646 22,501 —
—
85,147 8.5
Producer Durables 18,817 46,738 —
—
65,555 6.5
Technology 28,557 25,576 —
—
54,133 5.4
Utilities 33,466 20,673 —
—
54,139 5.4

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
732 Multi-Asset Growth Strategy Fund
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks 3,639 1,103 — — 4,742 0.5
Options Purchased 8,334 96,785 — — 105,119 10.5
Warrants and Rights — — — — — —
*
Short-Term Investments — 46,237 — 106,109 152,346 15.2
Other Securities — — — 6,841 6,841 0.7
Total Investments 290,310 653,600 — 112,950 1,056,860 105.5
Other Assets and Liabilities, Net
(5.5)
100.0
Other Financial Instruments
Assets
Futures Contracts 14,675 — — — 14,675 1.5
Foreign Currency Exchange Contracts 16 2,668 — — 2,684 0.3
Interest Rate Swap Contracts — 32,104 — — 32,104 3.2
Credit Default Swap Contracts — 1 , 070 — — 1,070 0 . 1
A
Liabilities
Futures Contracts (13,744) — — — (13,744) (1.4)
Options Written (518) (53,539) — — (54,057) (5.4)
Foreign Currency Exchange Contracts (17) (4,719) — — (4,736) (0.5)
Total Return Swap Contracts — (4) — — (4) (—)
*
Interest Rate Swap Contracts — (21,630) — — (21,630) (2.2)
Credit Default Swap Contracts — (6,037) — — (6,037) (0.6)
Total Other Financial Instruments
**
$ 412 $ (50,087) $ — $ — $ (49,675)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,365
Australia .................................................................................
7,468

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 733
Amounts in thousands
Country Exposure
Fair Value
$
Austria ....................................................................................
2,936
Belgium ..................................................................................
630
Bermuda .................................................................................
201
Brazil ......................................................................................
2,848
Burkina Faso ...........................................................................
126
Cameroon ................................................................................
603
Canada ....................................................................................
26,807
Cayman Islands .......................................................................
1,007
Chile .......................................................................................
2,398
China ......................................................................................
6,821
Colombia .................................................................................
2,358
Czech Republic .......................................................................
2,579
Denmark .................................................................................
7,646
Finland ...................................................................................
617
France .....................................................................................
30,437
Germany .................................................................................
16,159
Greece ....................................................................................
224
Guernsey .................................................................................
302
Hong Kong ..............................................................................
2,808
India .......................................................................................
215
Indonesia ................................................................................
4,312
Ireland ....................................................................................
3,360
Israel .......................................................................................
755
Italy ........................................................................................
7,438
Japan ......................................................................................
73,858
Jersey ......................................................................................
284
Kazakhstan .............................................................................
917
Luxembourg ............................................................................
1,199
Marshall Islands .....................................................................
930
Mauritius ................................................................................
213
Mexico ....................................................................................
6,642
Monaco ...................................................................................
1,020
Netherlands ............................................................................
6,820
New Zealand ...........................................................................
969
Norway ....................................................................................
428
Peru ........................................................................................
1,464
Poland .....................................................................................
656
Portugal ..................................................................................
120
Puerto Rico .............................................................................
3,377
Romania ..................................................................................
1,646
Russia .....................................................................................
10,170
Singapore ................................................................................
2,153
South Africa ............................................................................
2,873
South Korea ............................................................................
4,021
Spain .......................................................................................
5,917
Sweden ....................................................................................
7,356
Switzerland .............................................................................
6,054
Taiwan .....................................................................................
324
Thailand ..................................................................................
5,421
Turkey .....................................................................................
1,000
Ukraine ...................................................................................
1,189

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
734 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
United Kingdom ......................................................................
64,116
United States ...........................................................................
711,978
Virgin Islands, British .............................................................
325
Total Investments .................................................................... 1,056,860

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 735
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Commodity
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 7,303 $ — $ — $ 97,816 $ —
Unrealized appreciation on foreign currency exchange contracts — — 2,684 — —
Variation margin on futures contracts** 13,574 — — 1,101 —
Interest rate swap contracts, at fair value — — — 32,104 —
Credit default swap contracts, at fair value — 1,070 — — —
Total
$ 20,877 $ 1,070 $ 2,684 $ 131,021 $ —
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 10,708 $ — $ — $ 3,036 $ —
Unrealized depreciation on foreign currency exchange contracts — — 4,736 — —
Options written, at fair value — — — 54,057 —
Total return swap contracts, at fair value — — — — 4
Interest rate swap contracts, at fair value — — — 21,630 —
Credit default swap contracts, at fair value — 6,037 — — —
Total
$ 10,708 $ 6,037 $ 4,736 $ 78,723 $ 4
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Commodity
Contracts
Location: Consolidated Statement of Operations - Net realized gain
(loss)
Investments*** $ 9,776 $ — $ — $ 2,589 $ —
Futures contracts (75,964) — — (21,666) —
Options written 1,492 — — 1,174 —
Total return swap contracts 4,919 — — — —
Interest rate swap contracts — — — (5,350) —
Credit default swap contracts — (3,915) — — —
Foreign currency exchange contracts — — (1,441) — —
Total
$ (59,777) $ (3,915) $ (1,441) $ (23,253) $ —
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 11,887 $ — $ — $ 3 , 442 $ —
Futures contracts 15,632 — — (790) —
Options written — — — (3,284) —
Total return swap contracts 2,339 — — — (4)
Interest rate swap contracts — — — 8,614 —
Credit default swap contracts — 8,336 — — —
Foreign currency exchange contracts — — (187) — —
Total
$ 29,858 $ 8,336 $ (187) $ 7 , 982 $ (4)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
736 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 105,119 $ — $ 105,119
Securities on Loan* Investments, at fair value 6,375 — 6,375
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,684 — 2,684
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 32,104 — 32,104
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,070 — 1,070
Total Financial and Derivative Assets
147,352 — 147,352
Financial and Derivative Assets not subject to a netting agreement
(39,422) — (39,422)
Total Financial and Derivative Assets subject to a netting agreement
$ 107,930 $ — $ 107,930
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 41,617 $ 10,312 $ 6,607 $ 24,69 8
Bank of Montreal
93 85 8 —
Bank of New York
171 171 — —
Bank of Nova Scotia
62 6 — 200 42 6
Barclays
2,730 687 1,003 1,040
BNP Paribas
20 2 — 18
Citigroup
6,37 1 3,637 1,904 83 0
Commonwealth Bank of Australia
187 14 — 173
Credit Suisse
4 6 — — 4 6
Goldman Sachs
43,291 31,734 371 11,186
HSBC
910 391 519 —
JPMorgan Chase
10,32 2 4,362 790 5,17 0
Morgan Stanley
314 — 314 —
Northern Trust
1 — — 1
Royal Bank of Canada
454 454 — —
State Street
36 2 265 — 9 7
Toronto Dominion Bank
98 98 — —
UBS
317 317 — —
Total
$ 107,93 0 $ 52,529 $ 11,716 $ 43,6 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 737
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,736 $ — $ 4,736
Options Written Contracts Options written, at fair value 54,057 — 54,057
Total Return Swap Contracts Total return swap contracts, at fair value 4 — 4
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 21,630 — 21,630
Credit Default Swap Contracts Credit default swap contracts, at fair value 6,037 — 6,037
Total Financial and Derivative Liabilities
86,464 — 86,464
Financial and Derivative Liabilities not subject to a netting agreement
(21,90 7 ) — (21,90 7 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 64,55 7 $ — $ 64,55 7
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 16,003 $ 10,312 $ 5,691 $ —
Bank of Montreal 53 2 85 — 44 7
Bank of New York 1,07 3 171 — 90 2
Barclays 1,433 687 295 451
BNP Paribas 2 2 — —
Citigroup 3,644 3,637 — 7
Commonwealth Bank of Australia 14 14 — —
Credit Suisse 32 — 32 —
Goldman Sachs 31,73 4 31,734 — —
HSBC 391 391 — —
JPMorgan Chase 4,363 4,362 — 1
Morgan Stanley 2,569 — 90 2,479
Royal Bank of Canada 84 2 454 120 2 68
State Street 41 7 265 — 15 2
Toronto Dominion Bank 163 98 — 65
UBS 1,34 5 317 — 1,0 28
Total
$ 64,5 5 7 $ 52,529 $ 6,228 $ 5,8 0 0
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
738 Multi-Asset Growth Strategy Fund
Consolidated Statement of Assets and Liabilities
(†)
— April 30, 2021
(Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 931,048
Investments, at fair value(*)(>) ......................................................................................................................................................
1,056,860
Cash ............................................................................................................................................................................................... 415
Foreign currency holdings(^) ......................................................................................................................................................... 2,593
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,684
Receivables:
Dividends and interest ....................................................................................................................................................... 6,977
Dividends from affiliated funds .......................................................................................................................................... 6
Investments sold ................................................................................................................................................................ 242,245
Fund shares sold ................................................................................................................................................................ 831
From broker(a)(b)(c) ........................................................................................................................................................... 82,574
Variation margin on futures contracts ................................................................................................................................. 959
Prepaid expenses ........................................................................................................................................................................... 16
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 32,104
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,070
Total assets .................................................................................................................................................
1,429,334
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 17,900
Investments purchased ...................................................................................................................................................... 313,816
Fund shares redeemed ....................................................................................................................................................... 1,418
Accrued fees to affiliates .................................................................................................................................................... 890
Other accrued expenses ..................................................................................................................................................... 563
Deferred capital gains tax liability ..................................................................................................................................... 36
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,736
Options written, at fair value(x) ...................................................................................................................................................... 54,057
Payable upon return of securities loaned ....................................................................................................................................... 6,841
Total return swap contracts, at fair value(∞) ................................................................................................................................... 4
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 21,630
Credit default swap contracts, at fair value(+) ................................................................................................................................ 6,037
Total liabilities .............................................................................................................................................
427,928
Net Assets ............................................................................................................................................................
$ 1,001,406
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 739
Consolidated Statement of Assets and Liabilities, continued
(†)
— April 30, 2021
(Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 109,724
Shares of beneficial interest ...........................................................................................................................................................
898
Additional paid-in capital ..............................................................................................................................................................
890,784
Net Assets ............................................................................................................................................................
$ 1,001,406
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.15
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.83
Class A — Net assets ............................................................................................................................................................. $ 1,823,633
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 163,485
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.04
Class C — Net assets ............................................................................................................................................................. $ 278,745
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 25,245
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.16
Class M — Net assets ............................................................................................................................................................ $ 156,250,334
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 13,998,716
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.15
Class S — Net assets ............................................................................................................................................................. $ 683,743,412
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 61,306,806
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.17
Class Y — Net assets ............................................................................................................................................................. $ 159,309,830
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 14,263,620
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,598
(x)     Premiums received on options written $ 50,828
(*)     Securities on loan included in investments $ 6,375
(∞)     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (575)
(+)     Credit default swap contracts - premiums paid (received) $ (4,002)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 112,950
(a)     Receivable from Broker for Futures $ 67,469
(b)     Receivable from Broker for Swaps $ 14,293
(c)     Receivable from Broker for Forwards $ 812
(d)     Due to Broker for Swaps $ 12,133
(e)      Due to Broker for Options $ 5,767
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
740 Multi-Asset Growth Strategy Fund
Consolidated Statement of Operations
(†)
— For the Period Ended April 30, 2021
(Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,331
Dividends from affiliated funds ......................................................................................................................................... 64
Interest .............................................................................................................................................................................. 6,211
Securities lending income (net) ......................................................................................................................................... 43
Total investment income ...............................................................................................................................................................
13,649
Expenses
Advisory fees .................................................................................................................................................................... 6,154
Administrative fees ........................................................................................................................................................... 356
Custodian fees ................................................................................................................................................................... 413
Distribution fees - Class A ................................................................................................................................................ 2
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................ 2
Transfer agent fees - Class C ............................................................................................................................................. —
*
Transfer agent fees - Class M ............................................................................................................................................ 240
Transfer agent fees - Class S ............................................................................................................................................. 1,086
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 134
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ................................................................................................................................. —
*
Trustees’ fees .................................................................................................................................................................... 36
Printing fees ...................................................................................................................................................................... 65
Miscellaneous ................................................................................................................................................................... 53
Expenses before reductions .............................................................................................................................................. 8,597
Expense reductions ........................................................................................................................................................... (2,035)
Net expenses .................................................................................................................................................................................
6,562
Net investment income (loss) ........................................................................................................................................................
7,087
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 194,111
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (97,630)
Options written ................................................................................................................................................................. 2,666
Foreign currency exchange contracts ................................................................................................................................ (1,441)
Total return swap contracts ............................................................................................................................................... 4,919
Interest rate swap contracts ............................................................................................................................................... (5,350)
Credit default swap contracts ............................................................................................................................................ (3,915)
Foreign currency-related transactions ............................................................................................................................... 299
Net realized gain (loss) ..................................................................................................................................................................
93,652
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 104,195
Investments in affiliated funds .......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. 14,842
Options written ................................................................................................................................................................. (3,284)
Foreign currency exchange contracts ................................................................................................................................ (187)
Total return swap contracts ............................................................................................................................................... 2,335
Interest rate swap contracts ............................................................................................................................................... 8,614
Credit default swap contracts ............................................................................................................................................ 8,33 6

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 741
Consolidated Statement of Operations, continued
(†)
— For the Period Ended April 30,
2021 (Unaudited)
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... 1,496
Net change in unrealized appreciation (depreciation) ................................................................................................................... 136,354
Net realized and unrealized gain (loss) ......................................................................................................................................... 230,006
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 237,093
*  Less than $500.
(†)     The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
742 Multi-Asset Growth Strategy Fund
Consolidated Statements of Changes in Net Assets
(†)
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,087 $ 15,561
Net realized gain (loss) ...................................................................................................................... 93,652 (67,753)
Net change in unrealized appreciation (depreciation) ....................................................................... 136,354 (36,490)
Net increase (decrease) in net assets from operations ............................................................................. 237,093 (88,682)
Distributions
To shareholders
Class A .......................................................................................................................................... (6) (120)
Class C .......................................................................................................................................... —
**
(29)
Class M ......................................................................................................................................... (1,188) (5,460)
Class S ........................................................................................................................................... (3,882) (39,755)
Class Y .......................................................................................................................................... (546) (4,063)
From return of capital
Class A .......................................................................................................................................... — (6)
Class C .......................................................................................................................................... — (1)
Class M ......................................................................................................................................... — (909)
Class S ........................................................................................................................................... — (5,983)
Class Y .......................................................................................................................................... — (581)
Net decrease in net assets from distributions .......................................................................................... (5,622) (56,907)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (696,225) (294,451)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(464,754) (440,040)
Net Assets
Beginning of period .................................................................................................................................
1,466,160 1,906,200
End of period ..........................................................................................................................................
$ 1,001,406 $ 1,466,160

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 743
Consolidated Statements of Changes in Net Assets, continued
(†)
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited)
2020
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
69
$ 731
456
$ 4,652
Proceeds from reinvestment of distributions
1
6
12
12 6
Payments for shares redeemed
(81)
(873)
(496)
(5,023)
Net increase (decrease)
(11)
(136)
(28)
(245)
Class C
Proceeds from shares sold
3
35
130
1,338
Proceeds from reinvestment of distributions
—
** *
—
* *
3
30
Payments for shares redeemed
(8)
(90)
(134)
(1,356)
Net increase (decrease)
(5)
(55)
(1)
12
Class M
Proceeds from shares sold
9,380
99,015
3,566
34,566
Proceeds from reinvestment of distributions
108
1,188
636
6,369
Payments for shares redeemed
(13,987)
(154,670)
(8,680)
(85,762)
Net increase (decrease)
(4,499)
(54,467)
(4,478)
(44,827)
Class S
Proceeds from shares sold
6,534
69,891
13,198
129,392
Proceeds from reinvestment of distributions
351
3,868
4,545
45,650
Payments for shares redeemed
(69,181)
(747,771)
(54,834)
(536,458)
Net increase (decrease)
(62,296)
(674,012)
(37,091)
(361,416)
Class Y
Proceeds from shares sold
3,478
38,804
14,435
149,63 6
Proceeds from reinvestment of distributions
50
546
439
4,406
Payments for shares redeemed
(635)
(6,905)
(4,504)
(42,017)
Net increase (decrease)
2,893
32,445
10,370
112,02 5
Total increase (decrease)
(63,918)
$ (696,225)
(31,228)
$ (294,4 51 )
** Less than $500.
*** Less than 500 shares.
(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
744 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2021* 9.54 .04 1.6 0 1.6 4 (.03) — —
October 31, 2020 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019 10.07 .17 .30 .47 (.16) (.05) —
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08) —
October 31, 2017(8) 10.48 .02 .09 .11 — — —
Class C
April 30, 2021* 9.46 — (f) 1.59 1.59 (.01) — —
October 31, 2020 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019 10.05 .10 .28 .38 (.08) (.05) —
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08) —
October 31, 2017(8) 10.48 .01 .09 .10 — — —
Class M
April 30, 2021* 9.55 .06 1.60 1.66 (.05) — —
October 31, 2020 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019 10.06 .22 .27 .49 (.19) (.05) —
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08) —
October 31, 2017(5) 10.08 .12 .39 .51 (.02) — —
Class S
April 30, 2021* 9.54 .05 1.6 0 1.6 5 (.04) — —
October 31, 2020 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019 10.05 .20 .29 .49 (.18) (.05) —
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08) —
October 31, 2017(4) 10.00 .10 .49 .59 (.02) — —
Class Y
April 30, 2021* 9.55 .0 7 1.6 0 1.67 (.05) — —
October 31, 2020 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019 10.06 .22 .29 .51 (.20) (.05) —
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08) —
October 31, 2017(7) 10.44 .04 .12 .16 (.02) — —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 745
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.03) 11.15 17.35 1,824 1.4 6 1. 19 .7 9 112
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.01) 11.04 16.84 279 2.2 0 1.9 4 .0 5 112
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.05) 11.16 17.47 156,250 1.2 0 .84 1. 09 112
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.02) 10.57 5.11 43,713 1.35 .91 1.80 85
(.04) 11.15 17.33 683,743 1.20 .94 . 93 112
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.05) 11.17 17.48 159,310 1.0 0 .7 4 1. 26 112
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
746 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 652,586
Administration fees 51,709
Distribution fees 553
Shareholder servicing fees 56
Transfer agent fees 171,961
Trustee fees 13,023
$ 889,888
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,660 $ 28,263 $ 30,082 $ — $ — $ 6,841 $ 3 $ —
U.S. Cash Management Fund 206,115 1,626,662 1,726,668 (7) 7 106,109 64 —
$ 214,775 $ 1,654,925 $ 1,756,750 $ (7) $ 7 $ 112,950 $ 67 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 968,675,785 $ 152,030,929 $ (62,305,737) $ 89,725,192

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Multifactor U.S. Equity Fund 747
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,307.20 $ 1,020.83
Expenses Paid During Period* $ 4.58 $ 4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,301.40 $ 1,017.11
Expenses Paid During Period* $ 8.84 $ 7.75
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,308.90 $ 1,022.81
Expenses Paid During Period* $ 2.29 $ 2.01
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
748 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,310.00 $ 1,022.91
Expenses Paid During Period* $ 2.18 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,308.40 $ 1,022.07
Expenses Paid During Period* $ 3.15 $ 2.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,309.40 $ 1,023.01
Expenses Paid During Period* $ 2.06 $ 1.81
* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 749
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.9%
Consumer Discretionary - 15.1%
Advance Auto Parts, Inc. 1,503 301
Amazon.com, Inc.(Æ) 6,917 23,983
Amerco , Inc. 358 214
AutoNation, Inc.(Æ) 1,749 179
AutoZone, Inc.(Æ) 620 908
Best Buy Co., Inc. 12,137 1,411
BorgWarner, Inc. 8,490 412
Brunswick Corp. 4,484 480
Cable One, Inc. 106 190
Capri Holdings, Ltd.(Æ) 6,404 353
CarMax, Inc.(Æ) 3,967 529
Carvana Co.(Æ) 1,141 325
Charter Communications, Inc. Class A(Æ) 1,553 1,046
Comcast Corp. Class A 125,615 7,053
Costco Wholesale Corp. 8,002 2,977
Dick's Sporting Goods, Inc. 2,195 181
Discovery, Inc. Class A(Æ)(Ñ) 10,450 394
DISH Network Corp. Class A(Æ) 9,124 409
Dollar General Corp. 5,737 1,232
Dollar Tree, Inc.(Æ) 11,371 1,307
DR Horton, Inc. 26,929 2,647
FactSet Research Systems, Inc. 338 114
Five Below, Inc.(Æ) 891 179
Floor & Decor Holdings, Inc. Class A(Æ) 1,178 131
Foot Locker, Inc. 7,641 451
Ford Motor Credit Co. LLC(Æ) 137,055 1,582
Fortune Brands Home & Security, Inc. 5,284 555
Fox Corp. Class A 21,932 821
Gap, Inc. (The) 6,238 206
Garmin, Ltd. 6,266 860
General Motors Co.(Æ) 53,260 3,048
Gentex Corp. 8,701 306
Genuine Parts Co. 3,866 483
Graham Holdings Co. Class B 121 77
Grand Canyon Education, Inc.(Æ) 3,343 362
Hanesbrands, Inc. 6,413 135
Harley-Davidson, Inc. 3,460 167
Home Depot, Inc. (The) 14,601 4,726
IAC Interactive Corp.(Æ) 1,907 483
Interpublic Group of Cos., Inc. (The) 26,512 842
John Wiley & Sons, Inc. Class A 2,876 164
Kohl's Corp. 12,007 704
L Brands, Inc. 14,031 925
Lear Corp. 2,846 523
Leggett & Platt, Inc. 3,701 184
Lennar Corp. Class A 14,683 1,521
Liberty Broadband Corp. Class C(Æ) 685 111
Liberty Media Corp. Class C(Æ) 7,692 348
LKQ Corp.(Æ) 21,409 1,000
Lowe's Cos., Inc. 3,909 767
Lululemon Athletica , Inc.(Æ) 930 312
Mattel, Inc.(Æ) 7,431 159
McDonald's Corp. 2,007 474
Mohawk Industries, Inc.(Æ) 5,002 1,028
Netflix, Inc.(Æ) 3,905 2,005
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
New York Times Co. (The) Class A 6,494 295
Newell Rubbermaid, Inc. 19,625 529
News Corp. Class A 10,103 265
Nexstar Media Group, Inc. Class A 718 106
Nielsen Holdings PLC 12,039 309
Nike, Inc. Class B 11,965 1,587
NVR, Inc.(Æ) 177 888
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,695 156
Omnicom Group, Inc. 7,095 584
O'Reilly Automotive, Inc.(Æ) 557 308
Peloton Interactive, Inc. Class A(Æ) 3,966 390
Polaris, Inc. 1,270 178
Pool Corp. 1,426 603
PulteGroup, Inc. 13,410 793
PVH Corp.(Æ) 2,182 247
Qurate Retail, Inc. Class A 28,501 339
Ross Stores, Inc. 6,766 886
Service Corp. International 3,714 198
Sirius XM Holdings, Inc.(Ñ) 45,735 279
Spotify Technology SA(Æ) 3,344 843
Starbucks Corp. 11,371 1,302
Tapestry, Inc.(Æ) 2,998 143
Target Corp. 12,249 2,539
Tempur Sealy International, Inc. 5,933 226
Tesla, Inc.(Æ) 10,765 7,637
TJX Cos., Inc. (The) 13,022 925
Toll Brothers, Inc. 1,228 77
Tractor Supply Co. 2,507 473
Ulta Beauty, Inc.(Æ) 843 278
ViacomCBS , Inc. Class B 34,819 1,428
Walmart, Inc. 26,282 3,677
Walt Disney Co. (The)(Æ) 24,495 4,557
Wayfair, Inc. Class A(Æ) 1,407 416
Whirlpool Corp. 3,511 830
Williams-Sonoma, Inc. 5,747 981
Yum China Holdings, Inc. 9,318 586
Yum! Brands, Inc. 1,307 156
Zillow Group, Inc.(Æ) 2,839 369
108,667
Consumer Staples - 6.4%
Albertsons Co., Inc. Class A(Ñ) 6,083 113
Altria Group, Inc. 10,621 507
Archer-Daniels-Midland Co. 41,320 2,609
Boston Beer Co., Inc. Class A(Æ) 410 499
Brown-Forman Corp. Class B - ADR 2,780 212
Bunge, Ltd. 10,722 905
Campbell Soup Co. 14,310 683
Casey's General Stores, Inc. 3,397 755
Church & Dwight Co., Inc. 5,813 498
Clorox Co. (The) 4,978 908
Coca-Cola Co. (The) 32,263 1,742
Colgate-Palmolive Co. 12,587 1,016
ConAgra Foods, Inc. 14,259 529
Constellation Brands, Inc. Class A 1,600 385
CVS Health Corp. 43,332 3,311
Estee Lauder Cos., Inc. (The) Class A 3,819 1,198

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
750 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Flowers Foods, Inc. 14,589 350
General Mills, Inc. 41,435 2,522
Grocery Outlet Holding Corp.(Æ) 4,062 164
Hain Celestial Group, Inc. (The)(Æ) 3,749 154
Herbalife Nutrition, Ltd.(Æ) 6,730 308
Hershey Co. (The) 3,146 517
Hormel Foods Corp. 10,694 494
Ingredion, Inc. 4,638 433
JM Smucker Co. (The) 8,315 1,089
Kellogg Co. 11,075 691
Keurig Dr Pepper, Inc. 2,126 76
Kimberly-Clark Corp. 7,396 986
Kraft Heinz Foods Co. 38,403 1,586
Kroger Co. (The) 37,019 1,353
McCormick & Co., Inc. 2,923 264
Molson Coors Beverage Co. Class B(Æ) 6,510 358
Mondelez International, Inc. Class A 18,871 1,148
Monster Beverage Corp.(Æ) 8,314 807
Nu Skin Enterprises, Inc. Class A 4,171 220
PepsiCo, Inc. 18,471 2,663
Philip Morris International, Inc. 37,417 3,554
Pilgrim's Pride Corp.(Æ) 5,338 128
Post Holdings, Inc.(Æ) 1,100 125
Procter & Gamble Co. (The) 42,433 5,660
Reynolds Consumer Products, Inc. 3,726 109
Spectrum Brands Holdings, Inc. 3,174 280
Sprouts Farmers Market, Inc.(Æ) 9,490 243
Tyson Foods, Inc. Class A 17,685 1,370
US Foods Holding Corp.(Æ) 20,490 850
Walgreens Boots Alliance, Inc. 37,802 2,007
46,379
Energy - 1.1%
Chevron Corp. 11,797 1,216
Cimarex Energy Co. 2,238 148
ConocoPhillips Co. 13,618 696
Diamondback Energy, Inc. 1,803 147
Enphase Energy, Inc.(Æ) 1,433 200
Exxon Mobil Corp. 49,628 2,841
HollyFrontier Corp. 3,226 113
Kinder Morgan, Inc. 53,959 920
ONEOK, Inc. 17,492 916
SolarEdge Technologies, Inc.(Æ) 1,276 336
Xcel Energy, Inc. 4,268 304
7,837
Financial Services - 17.5%
Affiliated Managers Group, Inc. 965 156
Aflac, Inc. 33,524 1,801
Air Lease Corp. Class A 2,197 103
Alexandria Real Estate Equities, Inc.(ö) 891 161
Alleghany Corp.(Æ) 146 99
Alliance Data Systems Corp. 807 95
Allstate Corp. (The) 17,106 2,169
Ally Financial, Inc. 19,853 1,021
American Express Co. 1,474 226
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Financial Group, Inc. 1,462 180
American Homes 4 Rent Class A(ö) 2,701 100
American International Group, Inc. 22,929 1,111
American Tower Corp.(ö) 1,058 270
Ameriprise Financial, Inc. 4,600 1,189
Annaly Capital Management, Inc.(ö) 13,149 119
Arch Capital Group, Ltd.(Æ) 8,548 339
Arthur J Gallagher & Co. 2,252 326
Assurant, Inc. 550 86
Athene Holding, Ltd. Class A(Æ) 4,668 279
Bank of America Corp. 144,571 5,859
Bank of New York Mellon Corp. (The) 30,041 1,498
Berkshire Hathaway, Inc. Class B(Æ) 36,417 10,014
BlackRock, Inc. Class A 1,838 1,506
Brighthouse Financial, Inc.(Æ) 2,537 119
Brown & Brown, Inc. 2,525 134
Camden Property Trust(ö) 1,084 131
Capital One Financial Corp. 19,466 2,902
Cboe Global Markets, Inc. 3,743 391
CBRE Group, Inc. Class A(Æ) 19,847 1,691
Charles Schwab Corp. (The) 17,173 1,209
Chubb, Ltd. 18,682 3,206
Cincinnati Financial Corp. 1,843 208
Citigroup, Inc. 42,875 3,054
Citizens Financial Group, Inc. 18,394 851
CME Group, Inc. Class A 563 114
Comerica, Inc. 4,851 365
Commerce Bancshares, Inc. 1,936 151
CoreSite Realty Corp. Class A(ö) 870 106
Crown Castle International Corp.(ö) 1,383 261
CubeSmart (ö) 3,176 134
Digital Realty Trust, Inc.(ö) 1,376 212
Discover Financial Services 16,353 1,864
Duke Realty Corp.(ö) 3,656 170
East West Bancorp, Inc. 6,842 521
Equifax, Inc. 2,373 544
Equinix , Inc.(Æ)(ö) 306 221
Equitable Holdings, Inc. 11,784 403
Equity LifeStyle Properties, Inc. Class A(ö) 2,688 187
Everest Re Group, Ltd. 1,046 290
Extra Space Storage, Inc.(ö) 2,307 343
Fidelity National Financial, Inc. 7,757 354
Fifth Third Bancorp 30,529 1,238
First American Financial Corp. 3,038 196
First Republic Bank 873 160
FleetCor Technologies, Inc.(Æ) 405 117
Franklin Resources, Inc. 10,743 322
Global Payments, Inc. 289 62
Globe Life, Inc.(Æ) 4,382 449
Goldman Sachs Group, Inc. (The) 11,825 4,120
Hanover Insurance Group, Inc. (The) 471 65
Hartford Financial Services Group, Inc. 13,778 909
Healthpeak Properties, Inc.(ö) 3,712 127
Huntington Bancshares, Inc. 21,601 331
Intercontinental Exchange, Inc. 4,188 493
Invesco, Ltd. 13,742 371
Invitation Homes, Inc.(ö) 3,675 129

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 751
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jefferies Financial Group, Inc.(Æ) 4,991 162
Jones Lang LaSalle, Inc.(Æ) 1,742 327
JPMorgan Chase & Co. 57,292 8,813
KeyCorp 33,686 733
Kimco Realty Corp.(ö) 13,625 286
KKR & Co., Inc. Class A 14,159 801
Lazard, Ltd. Class A 2,386 107
Lincoln National Corp. 5,266 338
Loews Corp. 7,225 403
LPL Financial Holdings, Inc. 2,057 322
M&T Bank Corp. 5,351 844
Markel Corp.(Æ) 255 300
MarketAxess Holdings, Inc. 820 401
Marsh & McLennan Cos., Inc. 805 109
MasterCard, Inc. Class A 10,642 4,066
Merck & Co., Inc. 32,514 2,422
MetLife, Inc. 28,352 1,804
MGIC Investment Corp. 13,943 212
Mid-America Apartment Communities, Inc.
(ö) 963 152
Morgan Stanley 45,903 3,789
New York Community Bancorp, Inc. 20,618 247
Northern Trust Corp. 11,426 1,300
Old Republic International Corp. 6,393 157
OneMain Holdings, Inc.(Æ) 2,009 114
PayPal Holdings, Inc.(Æ) 12,777 3,351
Pinnacle Financial Partners, Inc. 1,538 135
PNC Financial Services Group, Inc. (The) 16,707 3,123
Primerica, Inc. 970 155
Principal Financial Group, Inc. 14,742 942
Progressive Corp. (The) 26,592 2,679
Prologis, Inc.(ö) 3,230 376
Prudential Financial, Inc. 13,659 1,371
Public Storage(ö) 1,845 519
Raymond James Financial, Inc. 8,550 1,118
Realty Income Corp.(ö) 2,080 144
Regions Financial Corp. 50,829 1,108
Reinsurance Group of America, Inc. Class A 2,159 282
RenaissanceRe Holdings, Ltd. 840 142
SBA Communications Corp.(ö) 254 76
State Street Corp. 13,061 1,096
SVB Financial Group(Æ) 2,969 1,698
Synchrony Financial 25,995 1,137
Synovus Financial Corp. 2,784 130
T. Rowe Price Group, Inc. 2,489 446
TransUnion 1,055 110
Travelers Cos., Inc. (The) 13,371 2,068
Truist Financial Corp. 48,116 2,854
Unum Group 5,121 145
US Bancorp 44,364 2,633
VICI Properties, Inc.(ö) 15,367 487
Visa, Inc. Class A 22,189 5,182
Voya Financial, Inc. 1,806 122
Wells Fargo & Co. 81,054 3,651
Welltower , Inc.(ö) 4,253 319
Western Alliance Bancorp 3,069 322
Western Union Co. (The) 11,142 287
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 3,309 128
Willis Towers Watson PLC(Æ) 4,275 1,107
WP Carey, Inc.(ö) 1,617 121
WR Berkley Corp. 5,718 456
Zions Bancorp NA 1,676 94
126,255
Health Care - 11.4%
10x Genomics, Inc. Class A(Æ) 1,466 290
Abbott Laboratories 24,319 2,920
AbbVie, Inc. 31,623 3,526
Abiomed , Inc.(Æ) 760 244
Acadia Healthcare Co., Inc.(Æ) 1,834 112
Acadia Pharmaceuticals, Inc.(Æ) 5,920 122
Agilent Technologies, Inc. 6,615 884
Alexion Pharmaceuticals, Inc.(Æ) 6,337 1,069
Align Technology, Inc.(Æ) 2,053 1,223
Alkermes PLC(Æ) 9,689 213
Amedisys , Inc.(Æ) 1,263 341
American Well Corp. Class A(Æ) 3,615 56
AmerisourceBergen Corp. Class A 6,546 791
Amgen, Inc. 8,335 1,997
Anthem, Inc.(Æ) 9,284 3,522
Avantor , Inc.(Æ) 8,956 287
Baxter International, Inc. 5,635 483
Becton Dickinson and Co. 1,398 348
Biogen, Inc.(Æ) 7,543 2,016
Bio-Rad Laboratories, Inc. Class A(Æ) 312 197
Boston Scientific Corp.(Æ) 12,243 534
Bristol-Myers Squibb Co. 23,575 1,472
Cardinal Health, Inc. 12,483 753
Catalent , Inc.(Æ) 1,879 211
Centene Corp.(Æ) 21,597 1,333
Cerner Corp. 6,996 525
Charles River Laboratories International,
Inc.(Æ) 1,641 546
Chemed Corp. 405 193
Cigna Corp. 14,711 3,663
Cooper Cos., Inc. (The) 913 375
DaVita HealthCare Partners, Inc.(Æ) 4,053 472
DexCom , Inc.(Æ) 915 353
Edwards Lifesciences Corp.(Æ) 8,927 853
Eli Lilly & Co. 2,835 518
Encompass Health Corp.(Æ) 1,022 87
Envista Holdings Corp.(Æ) 2,086 90
Exelixis , Inc.(Æ) 14,471 356
Gilead Sciences, Inc. 7,287 463
Globus Medical, Inc. Class A(Æ) 3,300 237
Haemonetics Corp.(Æ) 866 58
HCA Healthcare, Inc. 10,009 2,012
Henry Schein, Inc.(Æ) 11,796 855
Hill-Rom Holdings, Inc. 1,159 128
Hologic , Inc.(Æ) 2,611 171
Horizon Therapeutics PLC(Æ) 4,624 438
Humana, Inc. 4,650 2,070
ICU Medical, Inc.(Æ) 397 83
IDEXX Laboratories, Inc.(Æ) 887 487

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
752 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illumina, Inc.(Æ) 1,239 487
Incyte Corp.(Æ) 3,928 335
Intuitive Surgical, Inc.(Æ) 1,678 1,451
Iovance Biotherapeutics , Inc.(Æ) 8,314 261
IQVIA, Inc.(Æ) 572 134
Jazz Pharmaceuticals PLC(Æ) 1,384 228
Johnson & Johnson 41,106 6,690
Laboratory Corp. of America Holdings(Æ) 5,271 1,401
Masimo Corp.(Æ) 1,958 456
McKesson Corp. 8,162 1,531
Medtronic PLC 9,908 1,297
Molina Healthcare, Inc.(Æ) 1,425 364
Novocure , Ltd.(Æ) 2,416 493
Oak Street Health, Inc.(Æ) 2,014 124
PerkinElmer, Inc. 2,266 294
Pfizer, Inc. 112,143 4,334
PRA Health Sciences, Inc.(Æ) 1,157 193
Qiagen NV(Æ) 4,690 226
Quest Diagnostics, Inc. 7,372 972
Quidel Corp.(Æ) 1,061 111
Regeneron Pharmaceuticals, Inc.(Æ) 1,484 714
Repligen Corp.(Æ) 989 209
ResMed , Inc. 4,935 928
Sage Therapeutics, Inc.(Æ) 3,540 279
Seagen Inc.(Æ) 2,954 425
STERIS PLC 1,806 381
Stryker Corp. 5,278 1,386
Syneos Health, Inc. Class A(Æ) 1,809 153
Teladoc Health, Inc.(Æ) 2,428 418
Teleflex, Inc. 313 132
Thermo Fisher Scientific, Inc. 4,921 2,314
United Therapeutics Corp.(Æ) 4,006 807
UnitedHealth Group, Inc. 18,099 7,219
Universal Health Services, Inc. Class B 5,152 765
Veeva Systems, Inc. Class A(Æ) 4,603 1,300
Vertex Pharmaceuticals, Inc.(Æ) 2,474 540
Viatris , Inc. 55,706 741
West Pharmaceutical Services, Inc. 3,243 1,065
Zoetis, Inc. Class A 5,739 993
82,128
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 1,816 524
Albemarle Corp. 4,759 800
Amcor PLC 45,329 533
AptarGroup, Inc. 3,714 560
Ball Corp. 6,105 572
Berry Plastics Group, Inc.(Æ) 5,872 374
Carrier Global Corp. 7,989 348
Celanese Corp. Class A 5,878 921
CF Industries Holdings, Inc. 2,952 144
Chemours Co. (The) 3,770 114
Copart , Inc.(Æ) 7,655 953
Crown Holdings, Inc. 7,418 814
Dow, Inc. 15,607 975
DowDuPont , Inc. 7,264 560
Eastman Chemical Co. 9,600 1,108
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 3,559 798
Element Solutions, Inc.(Æ) 6,323 138
Fastenal Co. 10,387 543
FMC Corp. 1,700 201
Freeport-McMoRan, Inc. 23,469 885
Graphic Packaging Holding Co. 10,314 191
Huntsman Corp. 12,577 361
IAA, Inc.(Æ) 1,810 114
International Flavors & Fragrances, Inc. 3,481 495
International Paper Co. 33,384 1,936
ITT, Inc. 1,831 173
Linde PLC(Æ) 5,648 1,614
LyondellBasell Industries Class A 12,730 1,321
Mosaic Co. (The) 9,097 320
NewMarket Corp. 220 76
Newmont Corp. 16,177 1,010
Nucor Corp. 19,412 1,597
Olin Corp. 4,063 175
Owens Corning 4,763 461
Packaging Corp. of America 8,005 1,182
PPG Industries, Inc. 5,614 961
Reliance Steel & Aluminum Co. 5,628 902
RPM International, Inc. 1,742 165
Scotts Miracle- Gro Co. (The) Class A 563 130
Sealed Air Corp. 8,008 396
Sherwin-Williams Co. (The) 3,987 1,092
Silgan Holdings, Inc. 1,496 63
Sonoco Products Co. 5,630 369
Southern Copper Corp. 4,102 285
Steel Dynamics, Inc. 18,333 994
Terminix Global Holdings, Inc.(Æ) 2,694 137
Timken Co. (The) 3,134 263
Trane Technologies PLC 6,520 1,133
Trex Co., Inc.(Æ) 3,601 389
Valmont Industries, Inc. 1,414 349
Vulcan Materials Co. 681 121
Watsco , Inc. 1,360 398
Westlake Chemical Corp. 1,386 130
Westrock Co. 10,390 579
31,747
Producer Durables - 8.3%
3M Co. 10,723 2,115
AGCO Corp. 3,359 490
Ametek , Inc. 6,652 898
AO Smith Corp. 5,215 353
Aptiv PLC(Æ) 6,568 945
Avalara, Inc.(Æ) 1,730 245
Avery Dennison Corp. 2,140 458
Beyond Meat, Inc.(Æ)(Ñ) 2,185 288
Carlisle Cos., Inc. 1,718 329
Caterpillar, Inc. 4,012 915
CH Robinson Worldwide, Inc. 4,172 405
Cintas Corp. 2,770 956
CoStar Group, Inc.(Æ) 970 829
Crane Co. 1,160 109
CSX Corp. 9,314 938

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 753
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cummins, Inc. 11,799 2,975
Danaher Corp. 5,248 1,333
Deere & Co. 2,722 1,009
Donaldson Co., Inc. 2,138 134
Dover Corp. 3,287 490
Eaton Corp. PLC 8,078 1,155
Emerson Electric Co. 10,835 980
Expeditors International of Washington, Inc. 9,240 1,015
FedEx Corp. 10,096 2,932
Flir Systems, Inc. 1,773 106
Fortive Corp. 4,943 350
Generac Holdings, Inc.(Æ) 1,409 456
General Dynamics Corp. 7,014 1,334
General Electric Co. 23,426 307
Graco , Inc. 6,952 534
HEICO Corp. 795 112
Honeywell International, Inc. 5,118 1,142
Hubbell, Inc. Class B 2,312 444
IDEX Corp. 3,349 751
Illinois Tool Works, Inc. 4,831 1,113
Ingersoll Rand, Inc.(Æ) 3,793 187
Jacobs Engineering Group, Inc. 2,053 274
JB Hunt Transport Services, Inc. 1,433 245
Johnson Controls International PLC(Æ) 32,223 2,009
Kansas City Southern 1,601 468
Keysight Technologies, Inc.(Æ) 6,729 971
Kirby Corp.(Æ) 1,946 124
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,170 244
Landstar System, Inc. 875 151
Lincoln Electric Holdings, Inc. 2,081 266
Littelfuse , Inc. 665 176
Lockheed Martin Corp. 3,407 1,297
ManpowerGroup , Inc. 3,706 448
Mettler -Toledo International, Inc.(Æ) 440 578
Middleby Corp.(Æ) 2,702 490
MSA Safety, Inc. 787 127
MSC Industrial Direct Co., Inc. Class A 2,500 225
National Instruments Corp. 1,491 62
Nordson Corp. 578 122
Norfolk Southern Corp. 3,111 869
Northrop Grumman Corp. 4,792 1,698
Old Dominion Freight Line, Inc. 3,722 960
Otis Worldwide Corp. 2,669 208
PACCAR Financial Corp. 15,376 1,382
Parker-Hannifin Corp. 1,055 331
Paychex, Inc. 10,185 993
Paylocity Holding Corp.(Æ) 586 113
Pentair PLC 5,439 351
Quanta Services, Inc. 11,595 1,121
Regal Beloit Corp. 1,355 196
Republic Services, Inc. Class A 1,903 202
Robert Half International, Inc. 4,723 414
Rockwell Automation, Inc. 1,344 355
Rollins, Inc. 4,275 159
Roper Technologies, Inc. 377 168
S&P Global, Inc. 229 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Snap-on, Inc. 3,533 839
Square, Inc. Class A(Æ) 3,205 785
Stanley Black & Decker, Inc. 5,075 1,049
StoneCo , Ltd. Class A(Æ) 1,467 95
Teledyne Technologies, Inc.(Æ) 313 140
Textron, Inc. 5,168 332
Toro Co. (The) 3,301 378
TreeHouse Foods, Inc.(Æ) 2,721 130
Trimble Navigation, Ltd.(Æ) 10,186 835
Union Pacific Corp. 1,975 439
United Parcel Service, Inc. Class B 7,990 1,629
United Rentals, Inc.(Æ) 5,348 1,711
Verisk Analytics, Inc. Class A 4,257 801
Waste Management, Inc. 5,777 797
Waters Corp.(Æ) 1,713 514
Westinghouse Air Brake Technologies Corp. 3,963 325
WW Grainger, Inc. 786 341
Xerox Holdings Corp. 5,113 123
XPO Logistics, Inc.(Æ) 2,678 373
Xylem, Inc. 3,606 399
Zebra Technologies Corp. Class A(Æ) 2,009 980
60,033
Technology - 26.1%
Accenture PLC Class A 6,374 1,848
Activision Blizzard, Inc. 11,053 1,008
Adobe, Inc.(Æ) 7,078 3,598
Advanced Micro Devices, Inc.(Æ) 10,905 890
Akamai Technologies, Inc.(Æ) 1,995 217
Alphabet, Inc. Class A(Æ) 7,567 17,809
Alphabet, Inc. Class C(Æ) 2,247 5,416
Amdocs, Ltd. 5,975 459
Amphenol Corp. Class A 15,067 1,015
Analog Devices, Inc. 5,346 819
Anaplan, Inc.(Æ) 3,978 237
Ansys , Inc.(Æ) 2,460 900
Apple, Inc. 261,973 34,438
Applied Materials, Inc. 12,495 1,658
Arista Networks, Inc.(Æ) 2,441 769
Arrow Electronics, Inc.(Æ) 4,700 536
Atlassian Corp. PLC Class A(Æ) 2,041 485
Autodesk, Inc.(Æ) 1,799 525
Automatic Data Processing, Inc. 5,602 1,048
Avnet, Inc. 3,018 133
Bill.com Holdings, Inc.(Æ) 1,482 229
Bio Techne Corp.(Æ) 1,277 546
Black Knight, Inc.(Æ) 1,865 135
Broadcom, Inc. 2,305 1,052
Broadridge Financial Solutions, Inc. 1,374 218
CACI International, Inc. Class A(Æ) 538 137
Cadence Design Systems, Inc.(Æ) 8,613 1,135
CDW Corp. 630 112
Ceridian HCM Holding, Inc.(Æ) 1,630 154
Ciena Corp.(Æ) 6,556 331
Cisco Systems, Inc. 78,020 3,972
Citrix Systems, Inc. 961 119
Cloudflare , Inc. Class A(Æ) 5,006 424

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
754 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognex Corp. 5,400 465
Cognizant Technology Solutions Corp. Class
A 15,873 1,276
Concentrix Corp.(Æ) 471 73
Corning, Inc. 8,124 359
Corteva , Inc. 50,524 2,464
Coupa Software, Inc.(Æ) 1,168 314
Cree, Inc.(Æ) 1,012 101
Crowdstrike Holdings, Inc. Class A(Æ) 5,140 1,072
Datadog , Inc. Class A(Æ) 3,037 260
Dell Technologies, Inc. Class C(Æ) 12,162 1,196
DocuSign, Inc.(Æ) 1,579 352
Dolby Laboratories, Inc. Class A 1,750 178
Dropbox, Inc. Class A(Æ) 4,777 123
DXC Technology Co.(Æ) 5,362 176
Elastic NV(Æ) 2,019 244
Electronic Arts, Inc. 3,232 459
Entegris , Inc. 923 104
EPAM Systems, Inc.(Æ) 1,713 784
Etsy, Inc.(Æ) 2,260 449
F5 Networks, Inc.(Æ) 1,802 337
Facebook, Inc. Class A(Æ) 36,018 11,709
Fair Isaac Corp.(Æ) 480 250
Fastly , Inc. Class A(Æ)(Ñ) 1,165 74
Fidelity National Information Services, Inc. 5,065 774
FireEye, Inc.(Æ) 4,876 97
Fiserv, Inc.(Æ) 3,746 450
Five9, Inc.(Æ) 1,117 210
Fortinet, Inc.(Æ) 5,333 1,089
Genpact , Ltd. 1,325 63
Globant SA(Æ) 1,279 293
Grubhub , Inc.(Æ) 3,503 238
Guidewire Software, Inc.(Æ) 587 62
Hewlett Packard Enterprise Co. Class H 65,013 1,042
HP, Inc.(Æ) 83,147 2,836
HubSpot , Inc.(Æ) 492 259
Intel Corp. 88,631 5,099
Intuit, Inc. 3,595 1,482
IPG Photonics Corp.(Æ) 350 76
Jack Henry & Associates, Inc. 1,233 201
Juniper Networks, Inc. 15,722 399
KLA Corp. 3,095 976
Lam Research Corp. 1,894 1,175
Leidos Holdings, Inc. 3,585 363
Lumentum Holdings, Inc. Class E(Æ) 1,219 104
Manhattan Associates, Inc.(Æ) 2,698 370
Match Group, Inc.(Æ) 2,974 463
Maxim Integrated Products, Inc. 9,539 897
Media General, Inc.(Æ)(Š) 1,092 —
Microchip Technology, Inc. 1,610 242
Micron Technology, Inc.(Æ) 23,755 2,045
Microsoft Corp. 124,045 31,281
MKS Instruments, Inc. 1,006 180
MongoDB, Inc.(Æ) 563 167
Monolithic Power Systems, Inc. 1,055 381
Motorola Solutions, Inc. 822 155
MSCI, Inc. Class A 448 218
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
nCino , Inc.(Æ) 1,539 101
NCR Corp.(Æ) 4,949 226
NetApp, Inc. 5,302 396
Nuance Communications, Inc.(Æ) 6,608 351
NVIDIA Corp. 8,179 4,911
Okta , Inc.(Æ) 1,364 368
ON Semiconductor Corp.(Æ) 4,401 172
Oracle Corp. 21,401 1,622
Palo Alto Networks, Inc.(Æ) 1,119 395
Paycom Software, Inc.(Æ) 1,324 509
Pinterest, Inc. Class A(Æ) 6,543 434
PTC, Inc.(Æ) 1,529 200
Qorvo , Inc.(Æ) 2,307 434
QUALCOMM, Inc. 6,893 957
Raytheon Technologies Corp.(Æ) 32,274 2,686
Roku, Inc.(Æ) 2,073 711
Salesforce.com, Inc.(Æ) 10,420 2,400
Science Applications International Corp. 1,080 97
ServiceNow , Inc.(Æ) 1,633 827
Skyworks Solutions, Inc. 4,609 836
Slack Technologies, Inc. Class A(Æ) 4,711 200
Smartsheet , Inc. Class A(Æ) 2,848 169
SS&C Technologies Holdings, Inc. 2,792 207
SYNNEX Corp. 2,658 322
Synopsys, Inc.(Æ) 3,387 837
Take-Two Interactive Software, Inc.(Æ) 4,371 767
Teradyne, Inc. 5,559 695
Texas Instruments, Inc. 13,259 2,393
Trade Desk, Inc. (The) Class A(Æ) 992 723
Twitter, Inc.(Æ) 12,797 707
Tyler Technologies, Inc.(Æ) 1,841 782
Ubiquiti, Inc. 513 146
Unity Software, Inc.(Æ) 1,382 140
VMware, Inc. Class A(Æ)(Ñ) 1,918 308
Workday, Inc. Class A(Æ) 3,442 850
Xilinx, Inc. 3,952 506
Zendesk , Inc.(Æ) 1,019 149
Zoom Video Communications, Inc. Class
A(Æ) 2,863 915
Zscaler , Inc.(Æ) 1,315 247
Zynga, Inc. Class A(Æ) 10,871 118
188,692
Utilities - 5.6%
Alliant Energy Corp. 6,485 364
Ameren Corp. 3,171 269
American Electric Power Co., Inc. 17,120 1,519
American Water Works Co., Inc. 2,041 318
AT&T, Inc. 174,946 5,495
Atmos Energy Corp. 7,394 766
Avangrid , Inc. 4,843 247
CMS Energy Corp. 4,048 261
Consolidated Edison Co., Inc. 15,939 1,234
Dominion Energy, Inc. 5,345 427
DTE Energy Co. 9,347 1,309
Duke Energy Corp. 19,744 1,988
Edison International 3,250 193

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 755
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Entergy Corp. 9,682 1,058
Essential Utilities, Inc. 2,076 98
Evergy , Inc. 6,489 415
Eversource Energy(Æ) 2,766 238
Exelon Corp. 37,687 1,694
FirstEnergy Corp. 13,388 508
Hawaiian Electric Industries, Inc. 5,355 231
IDACORP, Inc. 2,430 249
International Business Machines Corp. 21,870 3,103
Lumen Technologies, Inc. 70,721 907
MDU Resources Group, Inc. 10,015 335
National Fuel Gas Co. 3,163 157
NextEra Energy, Inc. 28,073 2,176
NiSource, Inc. 7,805 203
NRG Energy, Inc. 6,234 223
OGE Energy Corp. 9,551 321
Pinnacle West Capital Corp. 5,216 442
PPL Corp. 36,192 1,054
Public Service Enterprise Group, Inc. 23,595 1,490
RingCentral, Inc. Class A(Æ) 1,194 381
Sempra Energy 10,433 1,435
Southern Co. (The) 18,393 1,217
Telephone & Data Systems, Inc. 7,530 173
T-Mobile USA, Inc.(Æ) 11,061 1,461
UGI Corp. 6,333 277
Verizon Communications, Inc. 94,031 5,434
Vistra Corp. 15,488 261
WEC Energy Group, Inc.(Æ) 3,397 330
40,261
Total Common Stocks
(cost $441,225) 691,999
Short-Term Investments - 4.0%
U.S. Cash Management Fund(@) 29,115,238
(∞)
29,109
Total Short-Term Investments
(cost $29,110) 29,109
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,378,375
(∞)
1,378
Total Other Securities
(cost $1,378) 1,378
Total Investments - 100.1%
(identified cost $471,713) 722,486
Other Assets and Liabilities, Net
- (0.1)%
(536)
Net Assets - 100.0%
721,950

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
756 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 101 USD 21,081 06/21 182
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 182
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 108,667 $ — $ —
$ —
$ 108,667 15.1
Consumer Staples 46,379 — —
—
46,379 6.4
Energy 7,837 — —
—
7,837 1.1
Financial Services 126,255 — —
—
126,255 17.5
Health Care 82,128 — —
—
82,128 11.4
Materials and Processing 31,747 — —
—
31,747 4.4
Producer Durables 60,033 — —
—
60,033 8.3
Technology 188,692 — —
—
188,692 26.1
Utilities 40,261 — —
—
40,261 5.6
Short-Term Investments — — — 29,109 29,109 4.0
Other Securities — — — 1,378 1,378 0.2
Total Investments 691,999 — — 30,487 722,486 100.1
Other Assets and Liabilities, Net
(0.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 182 — — — 182 — *
A
Total Other Financial Instruments
**
$ 182 $ — $ — $ — $ 182
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 757
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
758 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 18 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,754
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 598
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 759
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,323 $ — $ 1,323
Total Financial and Derivative Assets
1,323 — 1,323
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,323 $ — $ 1,323
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 209 $ — $ 178 $ 31
Barclays
383 — 383 —
HSBC
70 — 70 —
ING
661 — 551 110
Total
$ 1,323 $ — $ 1,182 $ 141
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
760 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 471,713
Investments, at fair value(*)(>) ......................................................................................................................................................
722,486
Receivables:
Dividends and interest ....................................................................................................................................................... 476
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 199
From broker(a) ................................................................................................................................................................... 782
Variation margin on futures contracts ................................................................................................................................. 183
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
724,132
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 544
Accrued fees to affiliates .................................................................................................................................................... 180
Other accrued expenses ..................................................................................................................................................... 80
Payable upon return of securities loaned ....................................................................................................................................... 1,378
Total liabilities .............................................................................................................................................
2,182
Net Assets ............................................................................................................................................................
$ 721,950

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 761
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 286,42 8
Shares of beneficial interest ...........................................................................................................................................................
439
Additional paid-in capital ..............................................................................................................................................................
435,083
Net Assets ............................................................................................................................................................
$ 721,950
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 16.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 17.37
Class A — Net assets ............................................................................................................................................................. $ 10,248,230
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 626,122
Net asset value per share: Class C(#) ............................................................................................................................................. $ 16.56
Class C — Net assets ............................................................................................................................................................. $ 2,792,914
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 168,616
Net asset value per share: Class M(#) ............................................................................................................................................ $ 16.47
Class M — Net assets ............................................................................................................................................................ $ 18,853,135
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,144,635
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 16.47
Class R6 — Net assets ........................................................................................................................................................... $ 388,205
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 23,574
Net asset value per share: Class S(#) .............................................................................................................................................. $ 16.45
Class S — Net assets ............................................................................................................................................................. $ 120,272,753
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,310,837
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 16.46
Class Y — Net assets ............................................................................................................................................................. $ 569,394,861
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 34,595,497
Amounts in thousands
(*)     Securities on loan included in investments $ 1,323
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 30,487
(a)     Receivable from Broker for Futures $ 782
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
762 Multifactor U.S. Equity Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,268
Dividends from affiliated funds ......................................................................................................................................... 6
Securities lending income (net) ......................................................................................................................................... 3
Total investment income ...............................................................................................................................................................
4,277
Expenses
Advisory fees .................................................................................................................................................................... 838
Administrative fees ........................................................................................................................................................... 135
Custodian fees ................................................................................................................................................................... 60
Distribution fees - Class A ................................................................................................................................................ 12
Distribution fees - Class C ................................................................................................................................................ 9
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 2
Transfer agent fees - Class M ............................................................................................................................................ 17
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 111
Transfer agent fees - Class Y ............................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 48
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 8
Expenses before reductions .............................................................................................................................................. 1,342
Expense reductions ........................................................................................................................................................... (207)
Net expenses .................................................................................................................................................................................
1,135
Net investment income (loss) ........................................................................................................................................................
3,142
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 37,182
Futures contracts .............................................................................................................................................................. 1,754
Net realized gain (loss) ..................................................................................................................................................................
38,936
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 103,957
Futures contracts .............................................................................................................................................................. 598
Net change in unrealized appreciation (depreciation) ................................................................................................................... 104,555
Net realized and unrealized gain (loss) ......................................................................................................................................... 143,491
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 146,633
**      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 763
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,142 $ 8,939
Net realized gain (loss) ...................................................................................................................... 38,936 10,399
Net change in unrealized appreciation (depreciation) ....................................................................... 104,555 (4,547)
Net increase (decrease) in net assets from operations ............................................................................. 146,633 14,791
Distributions
To shareholders
Class A .......................................................................................................................................... (217) (516)
Class C .......................................................................................................................................... (48) (99)
Class M ......................................................................................................................................... (437) (405)
Class R6 ........................................................................................................................................ (8) (16)
Class S ........................................................................................................................................... (2,685) (12,783)
Class Y .......................................................................................................................................... (10,559) (33,583)
Net decrease in net assets from distributions .......................................................................................... (13,954) (47,402)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 101,141 (61,873)
Total Net Increase (Decrease) in Net Assets ..........................................................................
233,820 (94,484)
Net Assets
Beginning of period .................................................................................................................................
488,130 582,614
End of period ..........................................................................................................................................
$ 721,950 $ 488,130

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
764 Multifactor U.S. Equity Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 75 $ 1,136 105 $ 1,316
Proceeds from reinvestment of distributions 15 217 40 51 6
Payments for shares redeemed (95) (1,436) (124) (1,602)
Net increase (decrease)
(5) (83) 21 230
Class C
Proceeds from shares sold 41 627 37 439
Proceeds from reinvestment of distributions 3 47 8 99
Payments for shares redeemed (21) (322) (44) (560)
Net increase (decrease)
23 352 1 (22)
Class M
Proceeds from shares sold 661 9,615 456 5,826
Proceeds from reinvestment of distributions 30 436 32 405
Payments for shares redeemed (204) (3,073) (295) (3,717)
Net increase (decrease)
487 6,978 193 2,514
Class R6
Proceeds from shares sold 1 21 7 81
Proceeds from reinvestment of distributions 1 8 1 16
Payments for shares redeemed ( — )
**
(7) (4) (45)
Net increase (decrease)
2 22 4 52
Class S
Proceeds from shares sold 763 11,794 3,810 47,910
Proceeds from reinvestment of distributions 184 2,685 983 12,781
Payments for shares redeemed (1,706) (25,339) (14,036) (184,425)
Net increase (decrease)
(759) (10,860) (9,243) (123,734)
Class Y
Proceeds from shares sold 9,074 147,961 16,816 224,281
Proceeds from reinvestment of distributions 724 10,559 2,616 33,583
Payments for shares redeemed (3,533) (53,788) (16,659) (198,777)
Net increase (decrease)
6,265 104,732 2,773 59,087
Total increase (decrease)
6,013 $ 101,141 (6,251) $ (61,873)

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
766 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2021* 12.83 .05 3.84 3.89 (.07 ) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
October 31, 2018(9) 13.19 .06 (.11) (.05) (.07) —
Class C
April 30, 2021* 12.99 ( — )(f) 3.88 3.88 (.03) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
October 31, 2018(9) 13.19 — (f) (.09) (.09) — —
Class M
April 30, 2021* 12.91 .08 3.86 3.94 (.10) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
October 31, 2016 10.74 .19 .31 .50 (.20) (.11)
Class R6
April 30, 2021* 12.90 .09 3.86 3.95 (.10) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.44 2.63 (.21) —
October 31, 2016(4) 9.91 .12 1.05 1.17 (.15) —
Class S
April 30, 2021* 12.89 .07 3.86 3.93 (.09) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
October 31, 2016 10.73 .17 .31 .48 (.18) (.11)
Class Y
April 30, 2021* 12.90 .09 3.85 3.94 (.10 ) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —
October 31, 2016 10.74 .20 .29 .49 (.20) (.11)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 767
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.35) 16.37 30.72 10,248 .87 .80 .73 25
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.3 1 ) 16.56 30.14 2,793 1.62 1.55 (.02) 25
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(.38) 16.47 30.89 18,853 .62 .40 1.12 25
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(.31) 10.93 4.75 1,024 .60 .40 1.78 9
(.38) 16.47 31.00 388 .47 .38 1.15 25
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(.15) 10.93 9.27 112 .45 .38 1.67 9
(.37) 16.45 30.84 120,273 .62 .55 .99 25
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(.29) 10.92 4.61 7,844 .60 .55 1.62 9
(.38) 16.46 30.94 569,395 .42 .36 1.17 25
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71
(.31) 10.92 4.70 689,603 .41 .35 1.84 9

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
768 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 123,161
Administration fees 24,906
Distribution fees 3,721
Shareholder servicing fees 546
Transfer agent fees 24,018
Trustee fees 3,331
$ 179,683
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,703 $ 8,125 $ 8,450 $ — $ — $ 1,378 $ — $ —
U.S. Cash Management Fund 11,944 176,829 159,664 — — 29,109 6 —
$ 13,647 $ 184,954 $ 168,114 $ — $ — $ 30,487 $ 6 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 475,559,331 $ 250,827,662 $ (3,718,673) $ 247,108,989

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Multifactor International Equity Fund 769
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,315.90 $ 1,022.36
Expenses Paid During Period* $ 2.81 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,314.70 $ 1,022.46
Expenses Paid During Period* $ 2.70 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,313.60 $ 1,021.62
Expenses Paid During Period* $ 3.67 $ 3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — April 30, 2021 (Unaudited)
770 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 1,315.10 $ 1,022.61
Expenses Paid During Period* $ 2.53 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.0%
Australia - 5.8%
Afterpay , Ltd.(Æ) 2,116 190
AGL Energy, Ltd. 53,937 371
Alumina, Ltd. 118,340 157
Ampol , Ltd. 7,889 155
APA Group 17,930 139
ASX, Ltd. - ADR 3,383 190
Aurizon Holdings, Ltd. 98,021 283
AusNet Services 91,779 134
Australia & New Zealand Banking
Group, Ltd. - ADR 36,755 815
BHP Group PLC 31,102 940
BHP Group, Ltd. - ADR 22,476 817
BlueScope Steel, Ltd. 41,967 700
Brambles, Ltd. 19,953 160
Cochlear, Ltd. 607 104
Coles Group, Ltd. 20,328 256
Commonwealth Bank of Australia - ADR 28,212 1,939
Crown Resorts, Ltd.(Æ) 11,436 108
CSL, Ltd. 4,370 911
Dexus Property Group(ö) 50,536 396
Evolution Mining, Ltd. 55,165 195
Fortescue Metals Group, Ltd. 57,589 1,003
Goodman Group(ö) 23,181 338
GPT Group (The)(ö) 62,105 221
Insurance Australia Group, Ltd. 29,005 109
Magellan Financial Group, Ltd. - ADR 3,459 129
National Australia Bank, Ltd. - ADR 29,084 598
Newcrest Mining, Ltd. 9,621 195
Northern Star Resources, Ltd. 21,234 170
Orica, Ltd.(Æ) 10,759 112
QBE Insurance Group, Ltd.(Æ) 15,344 116
Ramsay Health Care, Ltd. 2,286 119
REA Group, Ltd. 901 110
Rio Tinto PLC 37,795 3,177
Rio Tinto, Ltd. - ADR 9,582 896
Sonic Healthcare, Ltd. 8,395 232
South32, Ltd. Class B 263,426 585
Stockland(ö) 129,647 468
Suncorp Group, Ltd. 21,798 177
Telstra Corp., Ltd. 114,177 298
TPG Telecom, Ltd. 25,229 107
Transurban Group - ADR 12,668 138
Treasury Wine Estates, Ltd. 14,368 111
Washington H Soul Pattinson & Co., Ltd. 10,244 239
Wesfarmers, Ltd. 12,842 536
Westpac Banking Corp. 35,550 687
Woolworths Group, Ltd. 13,261 402
20,233
Austria - 0.4%
Erste Group Bank AG(Æ) 9,135 325
OMV AB(Æ) 12,289 604
Voestalpine AG(Æ) 9,105 395
1,324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belgium - 0.6%
Ageas SA 6,801 412
Colruyt SA(Æ) 3,924 233
Groupe Bruxelles Lambert SA(Æ) 1,856 203
KBC Groep NV(Æ) 5,533 430
Proximus SA 13,012 277
Solvay SA 3,618 460
UCB SA 1,674 155
2,170
Canada - 8.5%
Agnico Eagle Mines, Ltd. 2,489 156
Algonquin Power & Utilities Corp. 9,360 151
Alimentation Couche-Tard, Inc. Class B 14,529 492
AltaGas , Ltd. - ADR 13,891 260
Atco, Ltd. Class I 3,692 127
B2Gold Corp. 32,799 158
Bank of Montreal 13,721 1,295
Bank of Nova Scotia (The) 17,238 1,098
Barrick Gold Corp. 10,962 234
BCE, Inc. 8,672 410
Canadian Apartment Properties(ö) 4,833 215
Canadian Imperial Bank of Commerce 10,257 1,066
Canadian National Railway Co. 4,485 483
Canadian Natural Resources, Ltd. 19,103 580
Canadian Pacific Railway, Ltd. 1,234 461
Canadian Tire Corp., Ltd. Class A 1,119 178
CCL Industries, Inc. Class B 2,129 121
CGI Group, Inc.(Æ) 1,438 127
CI Financial Corp. 11,924 192
Constellation Software, Inc. 181 266
Emera , Inc. 2,931 133
Empire Co., Ltd. Class A 9,948 313
Enbridge, Inc. 25,716 992
Fairfax Financial Holdings, Ltd. 251 115
Fortis, Inc. 4,404 196
George Weston, Ltd. 5,469 483
Gildan Activewear , Inc. Class A(Æ) 2,893 100
Great-West Lifeco , Inc. 16,830 488
Hydro One, Ltd.(Þ) 6,600 158
iA Financial Corp., Inc. 3,555 200
IGM Financial, Inc. 3,246 116
Intact Financial Corp. 919 122
Inter Pipeline, Ltd. 21,874 319
Kinross Gold Corp. 79,544 560
Kirkland Lake Gold, Ltd. 5,765 214
Loblaw Cos., Ltd. 9,768 542
Lundin Mining Corp. 9,996 121
Magna International, Inc. Class A 13,507 1,276
Manulife Financial Corp. 59,697 1,304
Metro, Inc. Class A 4,517 207
National Bank of Canada 10,555 767
Onex Corp. 2,895 194
Open Text Corp. 2,821 133
Pan American Silver Corp. 3,721 118
Pembina Pipeline Corp. 17,556 542
Power Corp. of Canada 11,998 349

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
772 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Quebecor, Inc. Class B 9,367 252
Ritchie Bros Auctioneers, Inc. 2,638 168
Rogers Communications, Inc. Class B 1,665 82
Royal Bank of Canada - GDR 26,979 2,574
Saputo, Inc. - ADR 4,167 132
Shaw Communications, Inc. Class B 21,313 617
Shopify, Inc. Class A(Æ) 782 923
Sun Life Financial, Inc. 31,914 1,722
Suncor Energy, Inc. 15,149 324
TC Energy Corp. 7,567 374
Teck Resources, Ltd. Class B 36,976 782
TELUS Corp. 6,469 134
Thomson Reuters Corp. 3,457 321
Toromont Industries, Ltd. 1,360 108
Toronto-Dominion Bank (The) 37,132 2,553
Wheaton Precious Metals Corp. 3,721 154
WSP Global, Inc. 2,318 241
Yamana Gold, Inc. 20,325 93
29,686
Chile - 0.0%
Antofagasta PLC 4,847 125
Denmark - 1.9%
Ambu A/S Class B 4,826 270
AP Moller - Maersk A/S Class A 75 176
AP Moller - Maersk A/S Class B 428 1,062
Coloplast A/S Class B 1,494 247
Danske Bank A/S 25,075 477
Demant A/S(Æ) 3,270 164
DSV Panalpina A/S 2,033 453
Genmab A/S(Æ) 930 343
GN Store Nord A/S 1,707 154
H Lundbeck A/S 5,073 156
Novo Nordisk A/S Class B 18,374 1,359
Novozymes A/S Class B 3,394 241
Orsted A/S Class A(Þ) 1,951 284
Pandora A/S(Æ) 5,574 632
Rockwool International A/S Class B 280 125
Vestas Wind Systmens A/S(Æ) 7,565 314
6,457
Finland - 2.3%
Elisa OYJ 5,292 300
Fortum OYJ 28,957 762
Kesko OYJ Class B 3,927 120
Kone OYJ Class B 7,964 626
Neste OYJ 15,912 965
Nokia OYJ(Æ) 172,314 816
Nokian Renkaat OYJ 2,283 85
Nordea Bank AB 111,920 1,162
Orion OYJ Class B 6,037 268
Sampo OYJ Class A(Æ) 12,122 577
Stora Enso OYJ Class R 49,764 953
UPM- Kymmene OYJ 26,785 1,048
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wartsila OYJ Abp Class B 34,159 442
8,124
France - 7.5%
Air Liquide SA Class A(Æ) 3,181 536
Alstom SA(Æ) 1,581 86
Amundi SA(Æ)(Þ) 2,267 202
Arkema SA(Æ) 4,423 553
Atos SE(Æ) 8,373 569
AXA SA(Æ)(Ñ) 36,541 1,034
BioMerieux (Æ) 803 96
BNP Paribas SA(Æ) 21,913 1,407
Bollore SA(Æ) 50,787 256
Bouygues SA - ADR(Æ)(Ñ) 12,298 527
Carrefour SA(Æ) 33,417 647
Cie de Saint-Gobain SA(Æ) 22,459 1,417
Cie Generale des Etablissements
Michelin SCA Class B(Æ) 8,605 1,245
Covivio (ö) 3,284 293
Credit Agricole SA(Æ) 39,363 609
Danone SA(Æ) 17,373 1,224
Dassault Aviation SA(Æ) 137 149
Dassault Systemes SE(Æ) 1,883 437
Eiffage SA(Æ) 4,613 505
Electricite de France SA(Æ) 27,618 403
Engie SA(Æ) 13,579 202
EssilorLuxottica SA 1,383 230
Eurazeo SE 1,310 109
Faurecia SE(Æ) 1,492 80
Hermes International 335 420
Iliad SA(Æ) 627 114
Ipsen SA(Æ) 1,349 130
Klepierre SA - GDR(Æ)(Ñ)(ö) 13,775 366
Legrand SA - ADR(Æ) 1,578 154
L'Oreal SA 2,472 1,015
LVMH Moet Hennessy Louis Vuitton
SE - ADR 2,285 1,720
Natixis SA(Æ) 78,979 386
Orange SA - ADR 65,319 814
Publicis Groupe SA - ADR(Æ) 8,691 563
Sanofi - ADR(Æ) 15,504 1,626
Sartorius Stedim Biotech 842 387
Schneider Electric SE(Æ) 9,985 1,596
SCOR SE - ADR(Æ) 6,459 209
SEB SA(Æ) 613 112
Societe Generale SA(Æ) 20,199 575
SUEZ SA(Æ) 8,672 207
Teleperformance - GDR 499 193
Total SA 44,723 1,981
Vinci SA 4,463 490
Vivendi SA - ADR(Æ) 11,131 388
26,262
Germany - 7.4%
1&1 Drillisch AG(Æ) 9,176 276
Allianz SE(Æ) 7,430 1,934
Aroundtown SA 52,213 402

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 773
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BASF SE 17,073 1,377
Bayer AG 18,906 1,223
Bayerische Motoren Werke
Aktiengesellschaft (Æ) 11,824 1,185
Bechtle AG(Æ) 646 132
Beiersdorf AG 887 100
Brenntag AG(Æ) 5,616 504
Carl Zeiss Meditec AG(Æ) 515 91
Continental AG(Æ) 4,202 569
Covestro AG(Þ) 5,610 367
Daimler AG 23,632 2,104
Deutsche Bank AG(Æ) 23,256 324
Deutsche Boerse AG(Æ) 1,159 200
Deutsche Post AG(Æ) 18,155 1,068
Deutsche Telekom AG 53,463 1,030
Deutsche Wohnen SE(Æ) 4,657 252
E.ON SE(Æ) 11,989 144
Evonik Industries AG(Æ) 15,215 533
Fresenius Medical Care AG & Co.(Æ) 9,571 762
Fresenius SE & Co. KGaA (Æ) 16,921 833
GEA Group AG(Æ) 5,226 229
Hannover Rueck SE(Æ) 2,735 506
HeidelbergCement AG(Æ) 8,582 786
HelloFresh SE(Æ) 3,418 284
Henkel AG & Co. KGaA 1,721 171
Infineon Technologies AG - ADR 10,882 439
KION Group AG(Æ) 3,039 303
Knorr- Bremse AG(Æ) 887 109
Lanxess AG(Æ) 4,269 314
LEG Immobilien AG(Æ) 816 114
Merck & Co., Inc. 2,113 372
Muenchener Rueckversicherungs-
Gesellschaft AG 4,968 1,438
Puma SE(Æ) 1,786 188
SAP SE - ADR(Æ) 8,327 1,171
Scout24 AG(Þ) 1,854 154
Siemens AG 8,375 1,399
Siemens Energy AG(Æ) 11,835 396
Siemens Healthineers AG(Þ) 1,826 104
Symrise AG(Æ) 925 119
Telefonica Deutschland Holding AG(Æ) 54,926 160
Uniper SE(Æ) 12,490 455
United Internet AG(Æ) 8,556 360
Vonovia SE 4,719 310
Zalando SE(Æ)(Þ) 3,414 355
25,646
Hong Kong - 2.8%
AIA Group, Ltd.(Æ) 87,090 1,107
Bank of East Asia, Ltd. (The) 33,000 69
BOC Hong Kong Holdings, Ltd.(Æ) 61,500 217
CK Asset Holdings, Ltd.(Æ) 109,973 690
CK Hutchison Holdings, Ltd. Class B(Æ) 70,258 576
CK Infrastructure Holdings, Ltd.(Æ) 55,500 340
CLP Holdings, Ltd. 73,500 725
Hang Seng Bank, Ltd. 23,200 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henderson Land Development Co., Ltd.
(Æ) 82,197 365
HKT Trust & HKT, Ltd.(Æ) 211,000 306
Hong Kong Exchanges & Clearing, Ltd. 7,100 429
Jardine Matheson Holdings, Ltd. 13,000 872
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 54
New World Development Co., Ltd. 58,395 309
Power Assets Holdings, Ltd.(Æ) 91,000 559
Sino Land Co., Ltd. 265,689 394
Sun Hung Kai Properties, Ltd. 41,097 620
Swire Pacific, Ltd. Class A 41,840 338
Swire Properties, Ltd. 56,400 168
Techtronic Industries Co., Ltd.(Æ) 22,500 407
WH Group, Ltd.(Æ)(Þ) 629,000 549
Xinyi Glass Holdings, Ltd.(Æ) 54,000 191
9,740
Ireland - 0.9%
CRH PLC 28,954 1,368
Flutter Entertainment PLC(Æ) 3,009 615
James Hardie Industries PLC 4,143 137
Kerry Group PLC Class A 912 118
Kingspan Group PLC 3,986 355
Smurfit Kappa Group PLC 9,688 496
3,089
Israel - 0.6%
Bank Leumi Le-Israel BM(Æ) 67,859 477
Check Point Software Technologies, Ltd.
(Æ) 2,128 249
Israel Discount Bank, Ltd. Class A(Æ) 46,648 210
Mizrahi Tefahot Bank, Ltd.(Æ) 5,654 159
Nice, Ltd.(Æ) 1,145 277
Teva Pharmaceutical Industries, Ltd.
- ADR(Æ) 44,341 474
Wix.com, Ltd.(Æ) 620 197
2,043
Italy - 1.7%
Assicurazioni Generali SpA (Æ) 35,767 719
Atlantia SpA (Æ) 18,367 359
DiaSorin SpA (Æ) 645 110
Enel SpA 40,436 403
Eni SpA - ADR(Æ) 42,753 510
FinecoBank Banca Fineco SpA (Æ) 8,763 151
Intesa Sanpaolo SpA (Æ) 394,409 1,104
Mediobanca Banca di Credito
Finanziario SpA (Æ) 23,764 269
Moncler SpA (Æ) 2,005 123
Poste Italiane SpA (Þ) 24,354 320
Prysmian SpA (Æ) 8,567 268
Recordati SpA 5,351 295
Snam Rete Gas SpA 40,361 227
Telecom Italia SpA (Æ) 650,149 358
Terna Rete Elettrica Nazionale SpA 16,481 121

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
774 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA 68,029 703
6,040
Japan - 20.2%
Advantest Corp. 2,400 227
Aeon Co., Ltd. 6,400 175
Aeon Mall Co., Ltd. 6,800 108
Air Water, Inc. 13,000 215
Aisin Seiki Co., Ltd. 8,400 324
Ajinomoto Co., Inc. 9,900 198
Alfresa Holdings Corp. 9,400 168
Amada Holdings Co., Ltd. 23,300 252
Asahi Glass Co., Ltd. 7,500 342
Asahi Group Holdings, Ltd. 7,200 301
Asahi Intecc Co., Ltd.(Æ) 1,800 48
Asahi Kasei Corp. 38,500 405
Astellas Pharma, Inc. 48,700 731
Bandai Namco Holdings, Inc. 2,600 191
Bank of Kyoto, Ltd. (The) 1,000 54
Bridgestone Corp. 24,600 986
Brother Industries, Ltd. 18,400 389
Calbee , Inc. 5,500 132
Canon, Inc. 27,200 645
Capcom Co., Ltd. - GDR 2,000 65
Century Tokyo Leasing Corp. 3,600 222
Chiba Bank, Ltd. (The) 29,600 185
Chubu Electric Power Co., Inc. 35,600 431
Chugai Pharmaceutical Co., Ltd. 4,300 162
Chugoku Electric Power Co., Inc. (The) 16,900 189
Concordia Financial Group, Ltd. 35,600 134
CyberAgent , Inc.(Æ) 1,500 31
Dai Nippon Printing Co., Ltd. 4,200 83
Daifuku Co., Ltd. 1,200 119
Dai-ichi Life Holdings, Inc. 17,100 308
Daiichi Sankyo Co., Ltd. 9,100 232
Daikin Industries, Ltd. 1,500 301
Daito Trust Construction Co., Ltd. 4,200 447
Daiwa House Industry Co., Ltd. 15,700 465
Daiwa Securities Group, Inc. 79,600 424
Denso Corp. 10,900 705
Dentsu , Inc. 5,900 182
Disco Corp. 500 162
Eisai Co., Ltd. 5,300 346
ENEOS Holdings, Inc. 146,500 628
FANUC Corp. 700 161
Fast Retailing Co., Ltd. 300 246
Fuji Electric Co., Ltd. 7,800 355
FUJIFILM Holdings Corp. 11,200 727
Fujitsu, Ltd. 2,900 459
GMO Payment Gateway, Inc.(Æ) 1,000 127
Hamamatsu Photonics KK 2,400 139
Harmonic Drive Systems, Inc. 1,200 81
Hisamitsu Pharmaceutical Co., Inc. 2,400 140
Hitachi Metals, Ltd.(Æ) 5,300 103
Hitachi, Ltd. 18,000 887
Honda Motor Co., Ltd. 26,400 781
Hoshizaki Corp. 1,600 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoya Corp. 2,900 330
Hulic Co., Ltd. 8,800 100
Ibiden Co., Ltd. 2,300 109
Iida Group Holdings Co., Ltd. 11,000 268
Inpex Corp. 85,400 578
Isuzu Motors, Ltd. 46,000 466
ITOCHU Corp. 44,100 1,376
Itochu Techno-Solutions Corp. 3,100 107
Japan Exchange Group, Inc. 9,600 225
Japan Post Bank Co., Ltd. Class A 7,800 71
Japan Post Holdings Co., Ltd. 16,900 142
Japan Tobacco, Inc. 40,400 756
JSR Corp. 3,900 120
Kajima Corp. 20,100 278
Kakaku.com, Inc. 3,600 98
Kansai Electric Power Co., Inc. (The) 43,700 434
Kansai Paint Co., Ltd. 5,400 136
Kao Corp. 2,400 154
KDDI Corp. 43,500 1,316
Keyence Corp. 900 433
Kikkoman Corp. 2,300 141
Kirin Holdings Co., Ltd. 12,200 229
Kobayashi Pharmaceutical Co., Ltd. 1,700 152
Kobe Bussan Co., Ltd.(Æ) 2,900 78
Komatsu, Ltd. 10,900 320
Konami Holdings Corp. 2,600 155
Kubota Corp. 4,400 104
Kyocera Corp. 5,100 310
Kyowa Hakko Kirin Co., Ltd. 4,100 125
Kyushu Electric Power Co., Inc. 23,500 215
Lasertec Corp. 1,200 210
Lawson, Inc. 2,000 90
Lion Corp. 5,500 103
LIXIL Group Corp. 10,300 279
M3, Inc. 7,100 491
Makita Corp. 2,900 130
Marubeni Corp. 91,500 761
Medipal Holdings Corp. 13,400 246
MEIJI Holdings Co., Ltd. 1,800 112
Mercari , Inc.(Æ) 2,200 108
Mitsubishi Chemical Holdings Corp. 88,100 655
Mitsubishi Corp. 37,900 1,048
Mitsubishi Electric Corp. 70,600 1,087
Mitsubishi Gas Chemical Co., Inc. 12,800 296
Mitsubishi UFJ Financial Group, Inc. 156,100 834
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 192
Mitsui & Co., Ltd. 51,500 1,086
Mitsui Chemicals, Inc. 14,900 469
Mitsui Fudosan Co., Ltd. 13,700 297
Mizuho Financial Group, Inc. 22,100 315
MonotaRO Co., Ltd. 4,400 112
MS&AD Insurance Group Holdings, Inc. 10,500 297
Murata Manufacturing Co., Ltd. 4,600 365
Nabtesco Corp. 3,000 135
NEC Corp. 7,000 408
Nexon Co., Ltd. 10,300 341

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 775
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGK Spark Plug Co., Ltd. 12,800 214
NH Foods, Ltd. 5,800 259
Nidec Corp. 2,100 243
Nihon M&A Center, Inc. 4,200 110
Nintendo Co., Ltd. 1,500 859
Nippon Paint Holdings Co., Ltd. 1,200 17
Nippon Shinyaku Co., Ltd. 1,200 81
Nippon Telegraph & Telephone Corp. 31,318 789
Nippon Yusen 12,800 503
Nissan Chemical Industries, Ltd. 1,900 98
Nissin Foods Holdings Co., Ltd. 2,200 156
Nitori Holdings Co., Ltd. 800 143
Nitto Denko Corp. 3,600 299
Nomura Holdings, Inc. 98,300 530
Nomura Real Estate Holdings, Inc. 8,900 219
Nomura Research Institute, Ltd. 7,800 240
Obayashi Corp. 51,600 471
Obic Co., Ltd. 600 115
Oji Holdings Corp. 73,900 466
Olympus Corp. 6,200 128
Omron Corp. 2,700 205
Ono Pharmaceutical Co., Ltd. 8,600 217
Oracle Corp.(Æ) 1,100 103
ORIX Corp. 33,600 543
Osaka Gas Co., Ltd. 14,700 284
Otsuka Corp. 3,100 156
Otsuka Holdings Co., Ltd. 11,700 450
Pan Pacific International Holdings Corp. 7,100 153
Panasonic Corp. 62,200 734
Persol Holdings Co., Ltd. 4,900 90
Recruit Holdings Co., Ltd. 1,800 81
Renesas Electronics Corp.(Æ) 11,900 138
Resona Holdings, Inc. 53,900 222
Rinnai Corp. 600 60
SBI Holdings, Inc. 4,200 119
Secom Co., Ltd. 800 66
Sega Sammy Holdings, Inc. 5,000 72
Seiko Epson Corp. 9,600 163
Sekisui Chemical Co., Ltd. 25,200 439
Sekisui House, Ltd. 27,900 564
Seven & i Holdings Co., Ltd. 13,000 560
SG Holdings Co., Ltd. 5,600 127
Shimadzu Corp. 2,700 95
Shimamura Co., Ltd. 1,500 149
Shimano, Inc. 800 183
Shimizu Corp. 46,600 381
Shin-Etsu Chemical Co., Ltd. 1,700 287
Shinsei Bank, Ltd. 7,600 111
Shionogi & Co., Ltd. 2,400 126
SMC Corp. 500 290
SoftBank Group Corp. 39,600 1,222
Sohgo Security Services Co., Ltd. 3,200 140
Sompo Japan Nipponkoa Holdings, Inc. 10,100 375
Sony Corp. 14,200 1,422
Square Enix Holdings Co., Ltd. 1,600 89
Stanley Electric Co., Ltd. 4,800 138
Start Today Co., Ltd. 4,000 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Subaru Corp. 29,692 551
Sumitomo Chemical Co., Ltd. 73,100 373
Sumitomo Corp. 51,800 706
Sumitomo Dainippon Pharma Co., Ltd. 15,000 260
Sumitomo Electric Industries, Ltd. 34,700 517
Sumitomo Metal Mining Co., Ltd. 14,100 599
Sumitomo Mitsui Banking Corp. 20,200 703
Sumitomo Mitsui Trust Holdings, Inc. 7,900 269
Sumitomo Realty & Development Co.,
Ltd. 6,400 213
Sundrug Co., Ltd. 3,500 119
Suntory Beverage & Food, Ltd. 1,300 44
Suzuken Co., Ltd. 3,600 130
Suzuki Motor Corp. 4,900 186
Sysmex Corp. 1,800 180
T&D Holdings, Inc. 16,300 200
Taiheiyo Cement Corp. 9,600 241
Taisei Corp. 5,621 207
Taiyo Nippon Sanso Corp. 8,600 162
Takeda Pharmaceutical Co., Ltd. 4,166 139
TDK Corp. 600 81
Tecmo Koei Holdings Co., Ltd. 2,210 99
Teijin, Ltd. 14,000 230
Terumo Corp. 3,200 121
Tobu Railway Co., Ltd. 4,100 105
Toho Gas Co., Ltd. 2,000 111
Tohoku Electric Power Co., Inc. 35,300 311
Tokio Marine Holdings, Inc. 11,700 561
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 91,000 269
Tokyo Electron, Ltd. 4,200 1,851
Tokyo Gas Co., Ltd. 10,700 217
Tokyu Fudosan Holdings Corp. 49,100 273
Toppan Printing Co., Ltd. 21,600 368
Toray Industries, Inc. 73,000 453
Tosoh Corp. 21,100 374
TOTO, Ltd. 1,700 88
Toyo Suisan Kaisha, Ltd. 4,000 163
Toyoda Gosei Co., Ltd. 5,700 139
Toyota Industries Corp. 5,500 441
Toyota Motor Corp. 38,300 2,873
Toyota Tsusho Corp. 14,800 626
Trend Micro, Inc. 3,900 185
Tsuruha Holdings, Inc. 1,400 162
Unicharm Corp. 4,800 186
Wannyan Mura Co., Ltd. 2,600 136
Welcia Holdings Co., Ltd. 5,900 184
Yakult Honsha Co., Ltd. 1,700 83
Yamada Denki Co., Ltd. 58,400 291
Yamaha Motor Co., Ltd. 23,400 585
Yamato Holdings Co., Ltd. 4,100 116
Yaskawa Electric Corp. 2,900 134
Z Holdings Corp. 27,200 125
70,222
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 34,057 994

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
776 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurofins Scientific SE(Æ) 1,396 138
RTL Group SA(Æ) 7,212 424
SES SA 31,162 236
Tenaris SA 22,730 244
2,036
Mexico - 0.0%
Alfa SAB de CV Class A 102,112 71
Controladora Nemak SAB de CV(Æ) 102,112 14
Fresnillo PLC 6,339 72
157
Netherlands - 3.6%
Adyen NV(Æ)(Þ) 141 346
Aegon NV(Æ) 56,547 263
Akzo Nobel NV 1,885 226
Argenx SE(Æ) 411 118
ASML Holding NV 4,958 3,229
Exor NV(Æ) 7,058 581
Ferrari NV 434 93
Heineken NV 876 102
ING Groep NV 92,189 1,179
Just Eat Takeaway.com NV(Æ)(Þ) 1,264 131
Koninklijke Ahold Delhaize NV 37,384 1,006
Koninklijke DSM NV(Æ) 598 107
Koninklijke KPN NV 37,451 129
Koninklijke Philips NV(Æ) 4,063 229
Koninklijke Vopak NV 2,884 132
NN Group NV(Æ) 14,028 701
Prosus NV(Æ) 1,917 208
Qiagen NV(Æ) 1,834 89
Randstad NV 9,943 718
Royal Dutch Shell PLC Class A 55,393 1,040
Stellantis NV 97,472 1,623
Topicus.com, Inc.(Æ) 570 43
Wolters Kluwer NV 3,553 322
12,615
New Zealand - 0.4%
a2 Milk Co., Ltd. (The)(Æ) 20,448 112
Fisher & Paykel Healthcare Corp., Ltd. 14,543 374
Mercury NZ, Ltd. 39,416 196
Meridian Energy, Ltd. 56,182 215
Spark New Zealand, Ltd. 97,555 307
Xero , Ltd.(Æ) 981 106
1,310
Norway - 0.6%
Adevinta ASA Class B(Æ) 7,831 143
DNB ASA 14,051 302
Mowi ASA 15,855 392
Norsk Hydro ASA 45,867 293
Orkla ASA(Ñ) 42,644 435
Telenor ASA(Æ) 9,550 170
Yara International ASA 10,084 527
2,262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 19,473 108
Jeronimo Martins SGPS SA 9,843 180
291
Russia - 0.1%
Evraz PLC 32,771 291
Singapore - 1.2%
CapitaLand, Ltd.(Æ) 172,800 482
City Developments, Ltd.(Æ) 32,700 194
DBS Group Holdings, Ltd. 23,997 540
Genting Singapore, Ltd. 152,100 99
Oversea-Chinese Banking Corp., Ltd.(Æ) 62,645 575
Singapore Technologies Engineering,
Ltd. 37,000 107
Singapore Telecommunications, Ltd. 440,400 825
United Overseas Bank, Ltd.(Æ) 22,100 442
UOL Group, Ltd. 38,800 224
Venture Corp., Ltd.(Æ) 9,500 144
Wilmar International, Ltd. 156,200 613
4,245
South Africa - 0.2%
Anglo American PLC 20,406 866
Growthpoint Properties, Ltd.(ö) 2,552 3
869
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 16,631 542
Amadeus IT Group SA Class A(Æ) 1,432 98
Banco Bilbao Vizcaya Argentaria SA
- ADR 106,492 597
Banco Santander SA - ADR 297,722 1,151
CaixaBank SA(Æ) 97,259 312
Cellnex Telecom SA(Þ) 5,453 308
Enagas SA 12,230 266
Endesa SA - ADR 15,036 395
Gamesa Corp. Technologica SA(Æ) 3,500 127
Grifols SA(Æ) 3,961 107
Iberdrola SA 50,440 682
Industria de Diseno Textil SA 2,879 102
Naturgy Energy Group SA 14,150 363
Red Electrica Corp. SA 22,642 416
Repsol SA - ADR 61,486 733
Telefonica SA - ADR 136,848 635
6,834
Sweden - 3.1%
Atlas Copco AB 13,293 785
Boliden AB(Ñ) 23,217 905
Electrolux AB 10,460 294
Epiroc AB Class A 4,203 91
Epiroc AB Class B 2,949 58
Essity Aktiebolag Class B 6,073 198

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 777
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evolution Gaming Group AB(Þ) 2,557 505
Fastighets AB Balder Class B(Æ) 1,902 110
Hennes & Mauritz AB Class B(Æ) 6,242 154
Hexagon AB Class B 3,271 312
Husqvarna AB Class B 27,653 385
ICA Gruppen AB 5,345 246
Industrivarden AB Class C 3,554 128
Investor AB Class B(Æ) 6,076 516
Kinnevik AB Class B(Æ) 7,762 429
L E Lundbergforetagen AB Class B 1,904 109
NIBE Industrier AB B Shares 4,524 166
Sandvik AB 33,357 824
Securitas AB Class B 16,109 275
Skandinaviska Enskilda Banken AB
Class A 52,884 679
Skanska AB Class B 23,006 624
SKF AB Class B 10,081 260
Svenska Handelsbanken AB Class A 50,625 587
Swedbank AB Class A 26,212 461
Swedish Match AB 8,274 679
Tele2 AB Class B 9,880 128
Telefonaktiebolaget LM Ericsson Class B 12,082 166
Volvo AB Class B 25,147 617
10,691
Switzerland - 7.3%
ABB, Ltd. 17,651 573
Adecco Group AG 7,953 538
Baloise Holding AG(Æ) 3,372 570
Barry Callebaut AG 52 115
Chocoladefabriken Lindt & Spruengli
AG(Æ) 25 411
Cie Financiere Richemont SA Class
A(Æ) 1,329 136
Credit Suisse Group AG Class A 46,792 494
EMS- Chemie Holding AG(Æ) 158 148
Geberit AG 491 324
Givaudan SA 81 339
Kuehne & Nagel International AG(Æ) 2,468 738
LafargeHolcim , Ltd.(Æ) 19,195 1,183
Logitech International SA(Æ) 4,020 450
Lonza Group AG(Æ) 524 333
Nestle SA 38,372 4,574
Novartis AG 34,559 2,951
Partners Group Holding AG(Æ) 816 1,166
Roche Holding AG 9,502 3,095
Schindler Holding AG 1,142 323
SGS SA 168 498
Sika AG 1,373 409
Sonova Holding AG(Æ) 925 274
STMicroelectronics NV 7,391 277
Straumann Holding AG 124 178
Swatch Group AG (The)(Æ) 1,744 105
Swatch Group AG (The) Class B(Æ) 1,421 436
Swiss Life Holding AG 1,541 751
Swiss Prime Site AG Class A 1,903 185
Swiss Re AG 3,491 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swisscom AG 943 511
UBS Group AG 97,188 1,487
Zurich Insurance Group AG 3,511 1,441
25,338
United Kingdom - 10.1%
3i Group PLC 47,434 840
Admiral Group PLC(Æ) 2,989 129
Ashtead Group PLC 8,948 575
Associated British Foods PLC(Æ) 8,258 263
AstraZeneca PLC 15,752 1,678
Auto Trader Group PLC(Æ)(Þ) 12,919 102
AVEVA Group PLC 2,942 141
Aviva PLC 114,507 633
BAE Systems PLC 47,751 334
Barclays PLC 465,361 1,127
Barratt Developments PLC 80,608 859
Berkeley Group Holdings PLC 9,747 623
BP PLC 281,962 1,177
British American Tobacco PLC 44,397 1,647
BT Group PLC(Æ) 435,331 991
Bunzl PLC 7,962 256
CNH Industrial NV 12,853 192
Compass Group PLC(Æ) 15,162 329
Croda International PLC(Æ) 1,409 132
DCC PLC(Æ) 5,558 482
Diageo PLC 11,264 506
Direct Line Insurance Group PLC 117,589 463
Experian PLC 10,249 396
Ferguson PLC 6,044 762
GlaxoSmithKline PLC - ADR 39,881 738
GVC Holdings PLC(Æ) 8,046 188
Halma PLC 11,986 428
HSBC Holdings PLC 281,674 1,762
Imperial Tobacco Group PLC 32,031 667
Intertek Group PLC(Æ) 1,209 102
J Sainsbury PLC 139,393 457
JD Sports Fashion PLC(Æ) 7,829 99
Johnson Matthey PLC 12,006 539
Kingfisher PLC(Æ) 175,976 868
Legal & General Group PLC 182,782 688
Lloyds Banking Group PLC 1,890,396 1,186
London Stock Exchange Group PLC 1,047 107
M&G PLC 149,965 450
Mondi PLC 28,207 765
National Grid PLC 37,955 478
Natwest Group PLC 174,781 474
Next PLC(Æ) 2,371 256
Pearson PLC 30,365 348
Persimmon PLC Class A 13,350 577
Phoenix Group Holdings PLC 11,848 116
Reckitt Benckiser Group PLC(Æ) 4,753 424
RELX PLC 17,829 463
Rentokil Initial PLC 16,954 117
RSA Insurance Group PLC 21,010 198
Sage Group PLC (The) 25,100 221
Schroders PLC 2,156 107

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
778 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Scottish & Southern Energy PLC 10,697 217
Segro PLC(ö) 47,524 660
Severn Trent PLC Class H 6,843 234
Smith & Nephew PLC 9,035 196
Smiths Group PLC 4,207 94
Spirax-Sarco Engineering PLC 1,084 177
St. James's Place PLC 13,957 263
Standard Chartered PLC 74,877 537
Standard Life Aberdeen PLC 33,796 130
Taylor Wimpey PLC 281,423 698
Tesco PLC(Æ) 65,713 200
Unilever PLC 27,615 1,619
United Utilities Group PLC 9,550 128
Vodafone Group PLC 442,149 832
Wausau Paper Corp.(Æ) 79,832 1,075
Wm Morrison Supermarkets PLC 204,792 492
35,012
United States - 0.0%
Newmont Mining Corp.(Æ) 1,378 103
Zambia - 0.1%
First Quantum Minerals, Ltd. 9,066 209
Total Common Stocks
(cost $229,099) 313,424
Preferred Stocks - 1.2%
Germany - 1.2%
Fuchs Petrolub SE(Æ)
2.346% (Ÿ) 1,101 59
Henkel AG & Co. KGaA
1.938% (Ÿ) 6,079 698
Porsche Automobil Holding SE(Æ)
2.578% (Ÿ) 12,351 1,300
Sartorius AG
0.173% (Ÿ) 986 556
Volkswagen AG(Æ)
2.281% (Ÿ) 5,933 1,550
Total Preferred Stocks
(cost $2,390) 4,163
Warrants and Rights - 0.0%
Switzerland - 0.0%
Credit Suisse Group AG(Æ)
2021  Rights 46,792 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 6.4%
United States - 6.4%
U.S. Cash Management Fund(@) 22,077,020 (∞) 22,073
Total Short-Term Investments
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(cost $22,073) 22,073
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 2,819,166 (∞) 2,819
Total Other Securities
(cost $2,819) 2,819
Total Investments - 98.4%
(identified cost $256,381) 342,479
Other Assets and Liabilities, Net
- 1.6%
5,731
Net Assets - 100.0%
348,210

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 779
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Adyen NV 12/20/19 EUR 141 814.94 115
346
Amundi SA 01/10/17 EUR 2,267 54.41 123
202
Auto Trader Group PLC 12/11/20 GBP 12,919 7.37 95
102
Cellnex Telecom SA 04/14/20 EUR 5,453 47.76 260
308
Covestro AG 07/20/16 EUR 5,610 47.75 268
367
Evolution Gaming Group AB 11/24/20 SEK 2,557 81.67 209
505
Hydro One, Ltd. 06/19/20 CAD 6,600 18.71 123
158
Just Eat Takeaway.com NV 04/14/20 EUR 1,264 98.99 125
131
Orsted A/S 01/17/18 DKK 1,951 58.15 113
284
Poste Italiane SpA 07/20/16 EUR 24,354 6.72 164
320
Scout24 AG 12/11/20 EUR 1,854 81.26 151
154
Siemens Healthineers AG 04/14/20 EUR 1,826 41.17 75
104
WH Group, Ltd. 04/30/19 HKD 629,000 0.94 594
549
Zalando SE 12/20/19 EUR 3,414 47.90 164 355
3,885
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 262 EUR 10,323 06/21
(21)
MSCI Emerging Markets Index Futures 98 USD 6,549 06/21
(30)
S&P/TSX 60 Index Futures 37 CAD 8,402 06/21
(62)
SPI 200 Index Futures 13 AUD 2,276 06/21 (2)
Short Positions
FTSE 100 Index Futures 4 GBP 278 06/21
(3)
Hang Seng Index Futures 1 HKD 1,427 05/21
1
MSCI Singapore Index Futures 3 SGD 109 05/21
—
S&P 500 E-Mini Index Futures 13 USD 2,713 06/21
(147)
TOPIX Index Futures 2 JPY 38,029 06/21 11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (253)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 566 AUD 730 06/16/21 (3)
Bank of America USD 10,066 AUD 13,000 06/16/21 (50)
Bank of America USD 2,179 CAD 2,730 06/16/21 42
Bank of America USD 2,733 CHF 2,500 06/16/21 7
Bank of America USD 598 EUR 500 06/16/21 4
Bank of America USD 1,829 EUR 1,530 06/16/21 12
Bank of America USD 179 HKD 1,390 06/16/21 —
Bank of America USD 829 JPY 90,060 06/16/21 (5)
Bank of America USD 45,082 JPY 4,900,000 06/16/21 (233)
Bank of America USD 2,786 SEK 23,500 06/16/21 (9)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
780 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 4,400 USD 3,489 06/16/21 (91)
Bank of Montreal USD 1,597 CAD 2,019 06/16/21 45
Bank of Montreal USD 1,131 EUR 949 06/16/21 11
Bank of Montreal USD 1,121 GBP 807 06/16/21 (7)
Bank of Montreal USD 503 NOK 4,264 06/16/21 10
Bank of Montreal USD 815 NZD 1,140 06/16/21 1
Bank of Montreal CHF 1,470 USD 1,584 06/16/21 (28)
Bank of Montreal SEK 14,495 USD 1,704 06/16/21 (9)
Citigroup AUD 13,000 USD 10,053 06/16/21 37
Citigroup CAD 23,000 USD 18,390 06/16/21 (323)
Citigroup CHF 15,000 USD 16,327 06/16/21 (116)
Citigroup EUR 50,000 USD 59,976 06/16/21 (189)
Citigroup GBP 17,500 USD 24,221 06/16/21 50
Citigroup JPY 4,900,000 USD 45,062 06/16/21 213
Citigroup SEK 68,000 USD 8,062 06/16/21 26
JPMorgan Chase USD 1,699 EUR 1,400 06/16/21 (14)
JPMorgan Chase USD 2,398 JPY 261,000 06/16/21 (9)
Royal Bank of Canada USD 1,600 CAD 2,019 06/16/21 43
Royal Bank of Canada USD 1,132 EUR 949 06/16/21 10
Royal Bank of Canada USD 59,876 EUR 50,000 06/16/21 288
Royal Bank of Canada USD 1,122 GBP 807 06/16/21 (8)
Royal Bank of Canada USD 24,115 GBP 17,500 06/16/21 56
Royal Bank of Canada USD 504 NOK 4,264 06/16/21 8
Royal Bank of Canada USD 816 NZD 1,140 06/16/21 (1)
Royal Bank of Canada CHF 1,470 USD 1,585 06/16/21 (26)
Royal Bank of Canada EUR 2,500 USD 2,990 06/16/21 (19)
Royal Bank of Canada SEK 14,495 USD 1,706 06/16/21 (7)
Standard Chartered USD 1,597 CAD 2,019 06/16/21 46
Standard Chartered USD 18,340 CAD 23,000 06/16/21 373
Standard Chartered USD 16,287 CHF 15,000 06/16/21 157
Standard Chartered USD 1,130 EUR 949 06/16/21 12
Standard Chartered USD 1,121 GBP 807 06/16/21 (7)
Standard Chartered USD 502 NOK 4,264 06/16/21 10
Standard Chartered USD 815 NZD 1,140 06/16/21 1
Standard Chartered USD 8,046 SEK 68,000 06/16/21 (11)
Standard Chartered CHF 1,470 USD 1,584 06/16/21 (27)
Standard Chartered SEK 14,495 USD 1,703 06/16/21 (10)
State Street USD 1,714 AUD 2,226 06/16/21 1
State Street GBP 150 USD 208 06/16/21 1
State Street JPY 95,590 USD 880 06/16/21 5
Toronto Dominion Bank USD 1,596 CAD 2,019 06/16/21 46
Toronto Dominion Bank USD 1,131 EUR 949 06/16/21 12
Toronto Dominion Bank USD 1,121 GBP 807 06/16/21 (7)
Toronto Dominion Bank USD 502 NOK 4,264 06/16/21 10
Toronto Dominion Bank USD 815 NZD 1,140 06/16/21 —
Toronto Dominion Bank CHF 1,470 USD 1,585 06/16/21 (26)
Toronto Dominion Bank SEK 14,495 USD 1,703 06/16/21 (10)
UBS USD 1,597 CAD 2,019 06/16/21 45
UBS USD 1,130 EUR 949 06/16/21 12
UBS USD 1,121 GBP 807 06/16/21 (7)
UBS USD 502 NOK 4,264 06/16/21 10
UBS USD 815 NZD 1,140 06/16/21 1

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 781
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS CHF 1,470 USD 1,584 06/16/21 (27)
UBS SEK 14,495 USD 1,703 06/16/21 (9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 317
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 20,233 $ —
$ —
$ 20,233 5.8
Austria — 1,324 —
—
1,324 0.4
Belgium — 2,170 —
—
2,170 0.6
Canada 29,686 — —
—
29,686 8.5
Chile — 125 —
—
125 — *
Denmark — 6,457 —
—
6,457 1.9
Finland — 8,124 —
—
8,124 2.3
France 80 26,182 —
—
26,262 7.5
Germany — 25,646 —
—
25,646 7.4
Hong Kong — 9,686 54
—
9,740 2.8
Ireland — 3,089 —
—
3,089 0.9
Israel 920 1,123 —
—
2,043 0.6
Italy — 6,040 —
—
6,040 1.7
Japan — 70,222 —
—
70,222 20.2
Luxembourg — 2,036 —
—
2,036 0.6
Mexico 85 72 —
—
157 — *
Netherlands 43 12,572 —
—
12,615 3.6
New Zealand — 1,310 —
—
1,310 0.4
Norway — 2,262 —
—
2,262 0.6
Portugal — 288 3
—
291 0.1
Russia — 291 —
—
291 0.1
Singapore — 4,245 —
—
4,245 1.2
South Africa — 869 —
—
869 0.2
Spain — 6,834 —
—
6,834 2.0
Sweden — 10,691 —
—
10,691 3.1
Switzerland — 25,338 —
—
25,338 7.3
United Kingdom — 35,012 —
—
35,012 10.1
United States — 103 —
—
103 — *
Zambia 209 — —
—
209 0.1
Preferred Stocks — 4,163 — — 4,163 1.2
Warrants and Rights — — — — — —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
782 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Short-Term Investments — — — 22,073 22,073 6.4
Other Securities — — — 2,819 2,819 0.8
Total Investments 31,023 286,507 57 24,892 342,479 98.4
Other Assets and Liabilities, Net
1.6
100.0
Other Financial Instruments
Assets
Futures Contracts 12 — — — 12 — *
Foreign Currency Exchange Contracts — 1,605 — — 1,605 0.5
A
Liabilities
Futures Contracts (265) — — — (265) (0.1)
Foreign Currency Exchange Contracts — (1,288) — — (1,288) (0.4)
Total Other Financial Instruments
**
$ (253) $ 317 $ — $ — $ 64
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
41,882
Consumer Staples ...................................................................
19,385
Energy ....................................................................................
11,186
Financial Services ...................................................................
80,423
Health Care .............................................................................
26,290
Materials and Processing ........................................................
42,249
Producer Durables ..................................................................
42,538
Technology ..............................................................................
24,968
Utilities ...................................................................................
24,503
Preferred Stocks
Consumer Discretionary ..........................................................
2,850
Consumer Staples ...................................................................
698
Energy ....................................................................................
59
Technology ..............................................................................
556

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 783
Warrants and Rights ....................................................................
—
Short-Term Investments ................................................................
22,073
Other Securities ...........................................................................
2,819
Total Investments .................................................................... 342,479

See accompanying notes which are an integral part of the financial statements.
784 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,605
Variation margin on futures contracts* 12 —
Total
$ 12 $ 1,605
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 265 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,288
Total
$ 265 $ 1,288
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 310 $ —
Foreign currency exchange contracts — 1,545
Total
$ 310 $ 1,545
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,913 $ —
Foreign currency exchange contracts — 1,009
Total
$ 3,913 $ 1,009
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 785
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,664 $ — $ 2,664
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,605 — 1,605
Total Financial and Derivative Assets
4,269 — 4,269
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,269 $ — $ 4,269
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 65 $ 65 $ — $ —
Bank of Montreal
67 44 — 23
Barclays
857 — 507 350
Citigroup
2,133 326 470 1,337
Royal Bank of Canada
405 61 — 344
Standard Chartered
599 54 — 545
State Street
7 — — 7
Toronto Dominion Bank
68 43 — 25
UBS
68 44 — 24
Total
$ 4,269 $ 637 $ 977 $ 2,655

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
786 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,288 $ — $ 1,288
Total Financial and Derivative Liabilities
1,288 — 1,288
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,288 $ — $ 1,288
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 391 $ 65 $ — $ 326
Bank of Montreal 44 44 — —
Citigroup 629 326 — 303
JPMorgan Chase 2 2 — — 2 2
Royal Bank of Canada 61 61 — —
Standard Chartered 54 54 — —
Toronto Dominion Bank 43 43 — —
UBS 44 44 — —
Total
$ 1,28 8 $ 637 $ — $ 65 1
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 787
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 256,381
Investments, at fair value(*)(>) ......................................................................................................................................................
342,479
Foreign currency holdings(^) ......................................................................................................................................................... 2,317
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,605
Receivables:
Dividends and interest ....................................................................................................................................................... 1,984

Foreign capital gains taxes recoverable ............................................................................................................................. 2,169
From broker(a) ................................................................................................................................................................... 2,076
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
353,022
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 91
Accrued fees to affiliates .................................................................................................................................................... 152
Other accrued expenses ..................................................................................................................................................... 208
Variation margin on futures contracts ................................................................................................................................. 252
Deferred capital gains tax liability ..................................................................................................................................... 2
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,288
Payable upon return of securities loaned ....................................................................................................................................... 2,819
Total liabilities .............................................................................................................................................
4,812
Net Assets ............................................................................................................................................................
$ 348,210

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
788 Multifactor International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 22,217
Shares of beneficial interest ...........................................................................................................................................................
327
Additional paid-in capital ..............................................................................................................................................................
325,666
Net Assets ............................................................................................................................................................
$ 348,210
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.66
Class M — Net assets ............................................................................................................................................................ $ 18,231,406
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,709,905
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 10.82
Class R6 — Net assets ........................................................................................................................................................... $ 50,338
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 4,652
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.65
Class S — Net assets ............................................................................................................................................................. $ 93,753,350
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 8,802,504
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.65
Class Y — Net assets ............................................................................................................................................................. $ 236,174,424
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 22,166,423
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,319
(*)     Securities on loan included in investments $ 2,664
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 24,892
(a)     Receivable from Broker for Futures $ 2,076
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 789
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,042
Dividends from affiliated funds ......................................................................................................................................... 4
Securities lending income (net) ......................................................................................................................................... 13
Less foreign taxes withheld ............................................................................................................................................... (733)
Total investment income ...............................................................................................................................................................
7,326
Expenses
Advisory fees .................................................................................................................................................................... 1,118
Administrative fees ........................................................................................................................................................... 120
Custodian fees ................................................................................................................................................................... 151
Transfer agent fees - Class M ............................................................................................................................................ 16
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 87
Transfer agent fees - Class Y ............................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 53
Registration fees ............................................................................................................................................................... 39
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 14
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 1,627
Expense reductions ........................................................................................................................................................... (435)
Net expenses .................................................................................................................................................................................
1,192
Net investment income (loss) ........................................................................................................................................................
6,134
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 46,637
Futures contracts .............................................................................................................................................................. 310
Foreign currency exchange contracts ................................................................................................................................ 1,545
Foreign currency-related transactions ............................................................................................................................... 1,008
Net realized gain (loss) ..................................................................................................................................................................
49,500
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 77,375
Futures contracts .............................................................................................................................................................. 3,913
Foreign currency exchange contracts ................................................................................................................................ 1,009
Foreign currency-related transactions ............................................................................................................................... 71
Net change in unrealized appreciation (depreciation) ................................................................................................................... 82,368
Net realized and unrealized gain (loss) ......................................................................................................................................... 131,868
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 138,002
**      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
790 Multifactor International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,134 $ 12,63 6
Net realized gain (loss) ...................................................................................................................... 49,500 (54,556)
Net change in unrealized appreciation (depreciation) ....................................................................... 82,368 (34,397)
Net increase (decrease) in net assets from operations ............................................................................. 138,002 (76,317)
Distributions
To shareholders
Class M ......................................................................................................................................... (350) (568)
Class R6 ........................................................................................................................................ (1) (1)
Class S ........................................................................................................................................... (1,597) (6,082)
Class Y .......................................................................................................................................... (8,434) (21,860)
Net decrease in net assets from distributions .......................................................................................... (10,382) (28,511)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (223,357) (190,275)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(95,737) (295,103)
Net Assets
Beginning of period .................................................................................................................................
443,947 739,050
End of period ..........................................................................................................................................
$ 348,210 $ 443,947

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 791
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 1,013 $ 9,711 553 $ 4,541
Proceeds from reinvestment of distributions 36 349 59 568
Payments for shares redeemed (295) (2,960) (1,048) (9,093)
Net increase (decrease)
754 7,100 (436) (3,984)
Class R6
Proceeds from shares sold 1 8 2 17
Proceeds from reinvestment of distributions — ** 1 — ** 1
Payments for shares redeemed ( — ) ** (4) (1) (12)
Net increase (decrease)
1 5 1 6
Class S
Proceeds from shares sold 1,120 11,411 5,219 43,979
Proceeds from reinvestment of distributions 164 1,597 630 6,081
Payments for shares redeemed (2,131) (20,862) (11,413) (100,502)
Net increase (decrease)
(847) (7,854) (5,564) (50,442)
Class Y
Proceeds from shares sold 2,607 27,03 8 3,561 30,594
Proceeds from reinvestment of distributions 868 8,434 2,263 21,861
Payments for shares redeemed (24,399) (258,080) (22,151) (188,310)
Net increase (decrease)
(20,924) (222,608) (16,327) (135,855)
Total increase (decrease)
(21,016) $ (223,357) (22,326) $ (190,275)
**      Less than 500 shares.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
792 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
April 30, 2021* 8.27 .13 2.46 2.59 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
October 31, 2016 9.14 .22 (.52) (.30) (.25) (.25)
Class R6
April 30, 2021* 8.40 .14 2.48 2.62 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
October 31, 2016(1) 7.79 .19 .61 .80 — —
Class S
April 30, 2021* 8.26 .12 2.45 2.57 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
October 31, 2016 9.12 .21 (.52) (.31) (.23) (.23)
Class Y
April 30, 2021* 8.27 .12 2.47 2.59 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)
October 31, 2016 9.13 .23 (.52) (.29) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 793
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10.66 31.59 18,231 .81 .49 2.62 24
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
8.59 (3.25) 867 .79 .49 2.62 57
10.82 31.47 50 .66 .47 2.74 24
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
8.59 10.27 110 .62 .47 3.32 57
10.65 31.36 93,754 .81 .64 2.40 24
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
8.58 (3.35) 2,518 .78 .64 2.49 57
10.65 31.51 236,175 .61 .44 2.49 24
8.27 (11.24) 356,344 .61 .44 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47
8.59 (3.11) 746,100 .59 .44 2.67 57

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
794 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At Apri1 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 112,732
Administration fees 18,335
Transfer agent fees 17,252
Trustee fees 4,134
$ 152,453
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,356 $ 12,305 $ 10,842 $ — $ — $ 2,819 $ — $ —
U.S. Cash Management Fund 8,905 306,312 293,144 — — 22,073 4 —
$ 10,261 $ 318,617 $ 303,986 $ — $ — $ 24,892 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 265,052,201 $ 81,367,023 $ (3,876,312) $ 77,490,711

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — April 30, 2021 (Unaudited)
Multifactor Bond Fund 795
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2020 to April 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2020 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2021 $ 995.80 $ 1,023.51
Expenses Paid During Period* $ 1.29 $ 1.30
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
796 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 89.7%
Corporate Bonds and Notes - 17.8%
Amazon.com, Inc.
0.400% due 06/03/23 149 150
Apple, Inc.
3.000% due 02/09/24 204 218
Arch Capital Group, Ltd.
3.635% due 06/30/50 192 197
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 187
Boardwalk Pipelines, LP
3.400% due 02/15/31 203 211
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 98 102
Capital One Financial Corp.
3.650% due 05/11/27 195 216
Coca-Cola Co. (The)
1.125% due 03/09/27 119 151
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 95 110
4.500% due 10/20/25 (Þ) 199 213
Energy Transfer Operating, LP
7.500% due 07/01/38 138 184
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 125 172
Exelon Generation Co. LLC
5.600% due 06/15/42 183 206
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 139 151
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 200 229
General Electric Co.
Series GMTN
6.875% due 01/10/39 142 204
General Motors Financial Co., Inc.
5.200% due 03/20/23 38 41
3.700% due 05/09/23 89 94
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 169
HCA, Inc.
5.250% due 06/15/49 131 161
Inter-American Development Bank
3.125% due 09/18/28 550 613
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 94 124
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 141 144
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 167 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marriott International, Inc.
Series GG
3.500% due 10/15/32 200 209
McDonald's Corp.
4.700% due 12/09/35 156 188
Microsoft Corp.
3.500% due 02/12/35 126 142
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 154 173
ONEOK, Inc.
6.125% due 02/01/41 149 181
PacifiCorp
6.250% due 10/15/37 144 202
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 205 219
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 158 169
Southern Power Co.
5.150% due 09/15/41 184 214
Spectra Energy Partners, LP
4.750% due 03/15/24 197 218
Synchrony Financial
3.700% due 08/04/26 157 171
Sysco Corp.
3.300% due 07/15/26 156 169
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 155
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 212 230
Upjohn Finance BV
2.700% due 06/22/30 (Þ) 206 204
Walmart, Inc.
3.400% due 06/26/23 139 148
7,466
International Debt - 14.2%
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
4.200% due 08/04/27 200 210
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 206 216
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 120
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 215
Bank of Nova Scotia (The)
1.950% due 02/01/23 215 221
Barclays PLC
5.250% due 08/17/45 157 198
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 219
Bayer US Finance LLC

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 10/08/24 (Þ) 204 220
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 124 152
BNP Paribas SA
3.500% due 03/01/23 (Þ) 221 233
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 215
Brookfield Finance LLC
3.450% due 04/15/50 206 202
Brookfield Finance, Inc.
4.350% due 04/15/30 174 198
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 218 233
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 175 186
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 148
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%)(Ê) 144 148
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 235
DH Europe Finance II SARL
0.450% due 03/18/28 111 134
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 201
Fidelity National Information Services,
Inc.
0.750% due 05/21/23 EUR 120 147
Johnson & Johnson
0.650% due 05/20/24 EUR 118 146
Marubeni Corp.
1.319% due 09/18/25 206 203
PepsiCo, Inc.
2.150% due 05/06/24 CAD 257 216
Procter & Gamble Co. (The)
0.500% due 10/25/24 EUR 126 155
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 212
Southern Copper Corp.
7.500% due 07/27/35 137 196
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 143
Sura Asset Management SA
Series REGS
4.875% due 04/17/24 157 171
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 176
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 146 153
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 130
5,952
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Non-US Bonds - 44.5%
Abbott Laboratories
0.875% due 09/27/23 EUR 118 146
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 214
AltaLink , LP
3.717% due 12/03/46 CAD 224 194
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 211
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 134
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 60 54
Series 162
1.750% due 06/21/51 AUD 40 25
Bank of Montreal
2.370% due 02/03/25 CAD 179 151
Bankia SA
0.875% due 03/25/24 EUR 100 123
BASF SE
0.101% due 06/05/23 EUR 100 121
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 156
Bonos y Obligaciones del Estado
Government International Bonds
5.150% due 10/31/28 (Þ) EUR 45 74
1.250% due 10/31/30 (Þ) EUR 920 1,190
Series REGS
0.800% due 07/30/27 (Þ) EUR 200 252
BP Capital Markets PLC
1.953% due 03/03/25 EUR 119 154
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 204
Bundesrepublik Deutschland
0.000% due 08/15/30 EUR 600 738
Canadian Government International
Bond
0.250% due 04/01/24 CAD 250 202
1.500% due 06/01/26 CAD 150 125
5.750% due 06/01/33 CAD 50 58
Canadian National Railway Co.
3.950% due 09/22/45 CAD 157 137
Cie de Saint-Gobain SA
1.750% due 04/03/23 EUR 100 124
Compass Group PLC
1.875% due 01/27/23 EUR 100 125
Conti-Gummi Finance BV
2.125% due 11/27/23 EUR 137 173
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 125
Danaher Corp.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
798 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 03/30/30 EUR 164 229
Denmark Government International
Bond
1.750% due 11/15/25 DKK 831 148
E.ON SE
0.375% due 04/20/23 EUR 120 146
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 96
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 194
Enel Finance International NV
1.000% due 09/16/24 EUR 123 153
Engie Alliance GIE
5.750% due 06/24/23 EUR 141 190
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 207
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 118 147
France Government International Bond
4.000% due 04/25/60 EUR 90 213
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 207
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 98 190
GE Capital UK Funding Co.
8.000% due 01/14/39 GBP 62 144
HSBC Holdings PLC
7.000% due 04/07/38 GBP 50 105
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 87
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 220
Iberdrola International BV
1.750% due 09/17/23 EUR 100 126
Innogy Finance BV
3.000% due 01/17/24 EUR 147 192
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 175
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 42
Intesa Sanpaolo SpA
1.375% due 01/18/24 EUR 123 153
Italy Buoni Poliennali Del Tesoro
0.950% due 09/15/27 (Þ) EUR 150 186
2.150% due 03/01/72 (Þ) EUR 325 375
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 85,000 785
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 710
Series 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 09/20/40 JPY 24,000 283
Series 37
1.900% due 09/20/42 JPY 59,000 693
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 462
Kreditanstalt Fuer Wiederaufbau
0.500% due 09/15/27 EUR 300 378
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 154
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 230 202
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 100 121
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 153
National Bank of Canada
2.580% due 02/03/25 CAD 178 152
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 442
Nestle Holdings, Inc.
0.750% due 05/16/23 EUR 92 113
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 135 269
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 52
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 110 168
Norway Government International Bond
Series 478
1.500% due 02/19/26 (Þ) NOK 200 25
Orange SA
3.125% due 01/09/24 EUR 100 131
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 400 115
Royal Bank of Canada
Series DPNT
2.360% due 12/05/22 CAD 189 158
Santander Issuances SA
2.500% due 03/18/25 EUR 100 130
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 133
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 110 173
Schneider Electric SE
0.875% due 03/11/25 EUR 100 125
Sky, Ltd.
2.500% due 09/15/26 EUR 112 152
Standard Chartered PLC

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 06/06/34 GBP 65 113
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 860 112
Switzerland Government International
Bond
0.002% due 07/24/39 CHF 120 131
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 209
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 223
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 241 204
Terega
2.200% due 08/05/25 EUR 100 131
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 133
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 148
UniCredit SpA
2.000% due 03/04/23 EUR 114 142
United Kingdom Gilt
0.625% due 07/31/35 GBP 310 397
3.500% due 01/22/45 GBP 30 60
1.625% due 10/22/54 GBP 100 149
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 117 143
Volkswagen Group of America Finance
LLC
2.125% due 06/27/24 GBP 100 143
Volkswagen International Finance NV
0.500% due 06/20/22 EUR 145 176
Series EMTN
0.875% due 01/16/23 EUR 142 174
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 241 203
Whitbread Group PLC
2.375% due 05/31/27 GBP 112 156
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 179
18,740
United States Government Treasuries - 13.2%
United States Treasury Notes
0.125% due 06/30/22 2,500 2,501
0.125% due 07/31/22 525 525
1.625% due 10/31/26 1,400 1,449
5.250% due 02/15/29 106 136
2.250% due 08/15/46 55 55
2.250% due 08/15/49 595 590
1.250% due 05/15/50 400 310
5,566
Total Long-Term Investments
(cost
$36,741
) 37,724
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 10.1%
U.S. Cash Management Fund(@) 4,237,465(∞) 4,237
Total Short-Term Investments
(cost $4,237) 4,237
Total Investments - 99.8%
(identified cost $40,978) 41,961
Other Assets and Liabilities,
Net - 0.2%
67
Net Assets - 100.0%
42,028

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
800 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
10.4%
Bayer US Finance II LLC 11/13/19 204,000 102.94 210
219
Bayer US Finance LLC 11/14/19 204,000 101.93 208
220
BNP Paribas SA 02/04/20 221,000 102.59 227
233
Bonos y Obligaciones del Estado Government International Bonds 11/13/19 EUR 45,000 148.82 67
74
Bonos y Obligaciones del Estado Government International Bonds 11/12/20 EUR 920,000 130.57 1,200
1,190
Bonos y Obligaciones del Estado Government International Bonds 12/10/20 EUR 200,000 129.61 259
252
Danske Bank A/S 02/16/21 147,000 101.46 149
148
Delta Air Lines, Inc. 06/18/20 95,000 106.19 101
110
Delta Air Lines, Inc. 10/20/20 199,000 102.65 204
213
Deutsche Telekom International Finance BV 04/27/20 227,000 102.01 233
235
Italy Buoni Poliennali Del Tesoro 12/10/20 EUR 150,000 127.04 191
186
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 325,000 119.04 387
375
NGPL PipeCo LLC 04/27/20 154,000 101.71 157
173
Norway Government International Bond 07/16/20 NOK 200,000 11.32 23
25
Standard Chartered PLC 02/16/21 131,000 111.82 146
143
T-Mobile USA, Inc. 06/18/20 212,000 107.64 229
230
Upjohn Finance BV 07/15/20 206,000 105.23 217
204
Volkswagen Group of America Finance LLC 03/03/21 146,000 105.05 153 153
4,383
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro- Bobl Futures 2 EUR 269 06/21
(1)
Euro-Bund Futures 8 EUR 1,360 06/21
(12)
Japanese Mini 10-Year  Government Bond Futures 15 JPY 226,936 06/21
2
Long Gilt Futures 1 GBP 128 06/21
(1)
United States 5 Year Treasury Note Futures 4 USD 496 06/21
—
United States 10 Year Treasury Note Futures 21 USD 2,772 06/21
(39)
United States Treasury Long Bond Futures 4 USD 629 06/21 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (54)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2 AUD 2 06/08/21 —
Bank of America USD 7 AUD 9 06/08/21 —
Bank of America USD 544 AUD 702 06/08/21 (3)
Bank of America USD 280 AUD 362 06/16/21 (1)
Bank of America USD 1,358 CAD 1,704 06/16/21 29
Bank of America USD 90 DKK 561 06/16/21 —
Bank of America USD 11,909 EUR 9,943 06/16/21 56
Bank of America USD 2,058 GBP 1,493 06/16/21 5
Bank of America USD 3,600 JPY 391,000 06/16/21 (21)
Bank of America USD 1 NOK 11 06/08/21 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 801
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 280 NOK 2,333 06/08/21 —
Bank of America USD 55 NOK 462 06/16/21 —
Bank of America USD 46 NZD 64 06/16/21 —
Bank of America USD 24 PLN 92 06/16/21 —
Bank of America USD 127 PLN 484 06/16/21 —
Bank of America USD 87 SEK 736 06/16/21 —
Bank of America AUD 35 USD 27 06/08/21 —
Bank of America AUD 1,538 USD 1,218 06/08/21 34
Bank of America CZK 2,829 USD 128 06/16/21 (4)
Bank of America HUF 26,320 USD 85 06/16/21 (3)
Bank of America NOK 43 USD 5 06/08/21 —
Bank of America NOK 2,753 USD 335 06/08/21 4
Bank of America NOK 5,082 USD 602 06/08/21 (9)
Bank of America PLN 40 USD 10 06/16/21 —
Bank of America PLN 975 USD 253 06/16/21 (4)
Bank of Montreal CAD 1,185 USD 938 06/16/21 (27)
Bank of Montreal EUR 3,713 USD 4,424 06/16/21 (44)
Bank of Montreal GBP 756 USD 1,050 06/16/21 6
Bank of Montreal JPY 141,540 USD 1,302 06/16/21 6
Citigroup USD 5 CHF 5 06/08/21 —
Citigroup USD 835 CHF 762 06/08/21 —
Citigroup USD 2 GBP 1 06/08/21 —
Citigroup USD 278 GBP 197 06/08/21 (6)
Citigroup USD 2,140 GBP 1,517 06/08/21 (44)
Citigroup CAD 1,185 USD 937 06/16/21 (27)
Citigroup CHF 47 USD 52 06/08/21 1
Citigroup CHF 49 USD 52 06/08/21 (2)
Citigroup CHF 1,586 USD 1,749 06/08/21 11
Citigroup EUR 3,713 USD 4,421 06/16/21 (46)
Citigroup GBP 386 USD 539 06/08/21 5
Citigroup GBP 849 USD 1,165 06/08/21 (8)
Citigroup GBP 756 USD 1,050 06/16/21 6
Citigroup JPY 141,540 USD 1,302 06/16/21 7
HSBC USD 131 EUR 110 06/16/21 1
JPMorgan Chase CAD 1,185 USD 937 06/16/21 (27)
JPMorgan Chase EUR 26 USD 31 06/16/21 —
JPMorgan Chase EUR 3,713 USD 4,422 06/16/21 (47)
JPMorgan Chase GBP 20 USD 27 06/16/21 —
JPMorgan Chase GBP 756 USD 1,050 06/16/21 7
JPMorgan Chase JPY 141,540 USD 1,302 06/16/21 7
Royal Bank of Canada USD 7 CAD 9 06/08/21 —
Royal Bank of Canada USD 330 CAD 405 06/08/21 —
Royal Bank of Canada USD 1,205 CAD 1,514 06/08/21 26
Royal Bank of Canada USD 44 CAD 55 06/16/21 1
Royal Bank of Canada USD 1,190 EUR 979 06/08/21 (12)
Royal Bank of Canada USD 42 EUR 35 06/16/21 —
Royal Bank of Canada USD 32 GBP 23 06/16/21 —
Royal Bank of Canada USD 768 NOK 6,500 06/16/21 13
Royal Bank of Canada CAD 23 USD 18 06/08/21 —
Royal Bank of Canada CAD 663 USD 528 06/08/21 (12)
Royal Bank of Canada CAD 500 USD 396 06/16/21 (11)
Royal Bank of Canada CAD 1,185 USD 939 06/16/21 (25)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
802 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada EUR 2 USD 3 06/08/21 —
Royal Bank of Canada EUR 156 USD 183 06/08/21 (5)
Royal Bank of Canada EUR 234 USD 286 06/08/21 5
Royal Bank of Canada EUR 265 USD 319 06/08/21 1
Royal Bank of Canada EUR 3,713 USD 4,429 06/16/21 (38)
Royal Bank of Canada GBP 756 USD 1,052 06/16/21 8
Royal Bank of Canada JPY 141,540 USD 1,304 06/16/21 9
Royal Bank of Canada SEK 3,000 USD 353 06/16/21 (2)
State Street USD 16 EUR 13 05/04/21 —
State Street USD 44 EUR 37 06/16/21 1
State Street USD 25 GBP 18 06/16/21 —
State Street USD 192 JPY 21,177 06/08/21 2
State Street USD 292 JPY 30,868 06/08/21 (9)
State Street USD 14 MXN 280 06/16/21 —
State Street USD 1 NZD 2 06/08/21 —
State Street USD 20 NZD 28 06/08/21 1
State Street USD 608 NZD 823 06/08/21 (19)
State Street USD 2 SEK 17 06/08/21 —
State Street USD 278 SEK 2,342 06/08/21 (2)
State Street AUD 1,174 USD 904 06/16/21 (1)
State Street CHF 120 USD 129 06/16/21 (2)
State Street DKK 1,484 USD 238 06/16/21 (3)
State Street EUR 31 USD 37 06/16/21 —
State Street GBP 21 USD 29 06/16/21 —
State Street JPY 52,045 USD 490 06/08/21 14
State Street JPY 4,500 USD 41 06/16/21 —
State Street MXN 3,502 USD 163 06/16/21 (9)
State Street NOK 669 USD 79 06/16/21 (2)
State Street NZD 3 USD 2 06/08/21 —
State Street NZD 387 USD 278 06/08/21 2
State Street NZD 140 USD 100 06/16/21 —
State Street SEK 71 USD 9 06/08/21 —
State Street SEK 145 USD 17 06/08/21 (1)
State Street SEK 4,939 USD 595 06/08/21 11
State Street SEK 1,730 USD 203 06/16/21 (1)
UBS USD 89 EUR 75 06/16/21 1
UBS USD 42 GBP 30 06/16/21 —
UBS USD 766 NOK 6,500 06/16/21 15
UBS CAD 500 USD 395 06/16/21 (11)
UBS CAD 1,185 USD 937 06/16/21 (27)
UBS EUR 3,713 USD 4,421 06/16/21 (46)
UBS GBP 756 USD 1,050 06/16/21 7
UBS JPY 141,540 USD 1,302 06/16/21 7
UBS SEK 3,000 USD 353 06/16/21 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (254)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 803
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 7,466 $ —
$ —
$ 7,466 17.8
International Debt — 5,952 —
—
5,952 14.2
Non-US Bonds — 18,740 —
—
18,740 44.5
United States Government Treasuries — 5,566 —
—
5,566 13.2
Short-Term Investments — — — 4,237 4,237 10.1
Total Investments — 37,724 — 4,237 41,961 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 2 — — — 2 —
*
Foreign Currency Exchange Contracts — 309 — — 309 0.7
A
Liabilities
Futures Contracts (56) — — — (56) (0.1)
Foreign Currency Exchange Contracts — (563) — — (563) (1.3)
Total Other Financial Instruments
**
$ (54) $ (254) $ — $ — $ (308)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2021, see note 2 in the Notes to Financial
Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
449
Belgium ..................................................................................
211
Canada ....................................................................................
3,765
China ......................................................................................
427
Colombia .................................................................................
171
Czech Republic .......................................................................
125
Denmark .................................................................................
296
France .....................................................................................
1,269
Germany .................................................................................
3,271
Hungary ..................................................................................
87
India .......................................................................................
210
Ireland ....................................................................................
903

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
804 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Italy ........................................................................................
991
Japan ......................................................................................
3,136
Luxembourg ............................................................................
403
Mexico ....................................................................................
300
Netherlands ............................................................................
894
New Zealand ...........................................................................
51
Norway ....................................................................................
25
Peru ........................................................................................
196
Poland .....................................................................................
115
Spain .......................................................................................
2,214
Sweden ....................................................................................
112
Switzerland .............................................................................
317
United Kingdom ......................................................................
2,956
United States ...........................................................................
19,067
Total Investments .................................................................... 41,961

Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 805
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 309 $ —
Variation margin on futures contracts* — 2
Total
$ 309 $ 2
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 56
Unrealized depreciation on foreign currency exchange contracts 563 —
Total
$ 563 $ 56
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (315)
Credit default swap contracts (2) — —
Foreign currency exchange contracts — (277) —
Total
$ (2) $ (277) $ (315)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (105)
Foreign currency exchange contracts — (655) —
Total
$ — $ (655) $ (105)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
806 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 309 $ — $ 309
Total Financial and Derivative Assets
309 — 309
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 309 $ — $ 309
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 128 $ 46 $ — $ 82
Bank of Montreal
13 13 — —
Citigroup
31 31 — —
HSBC
1 — — 1
JPMorgan Chase
13 13 — —
Royal Bank of Canada
63 58 — 5
State Street
31 31 — —
UBS
29 27 — 2
Total
$ 309 $ 219 $ — $ 90

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 807
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 563 $ — $ 563
Total Financial and Derivative Liabilities
563 — 563
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 563 $ — $ 563
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 46 $ 46 $ — $ —
Bank of Montreal 70 13 — 57
Citigroup 134 31 3 100
JPMorgan Chase 74 13 — 61
Royal Bank of Canada 104 58 — 46
State Street 48 31 — 17
UBS 87 27 — 60
Total
$ 563 $ 219 $ 3 $ 341
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
808 Multifactor Bond Fund
Statement of Assets and Liabilities — April 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 40,978
Investments, at fair value(>) ...........................................................................................................................................................
41,961
Foreign currency holdings(^) ......................................................................................................................................................... 135
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 309
Receivables:
Dividends and interest ....................................................................................................................................................... 257
From affiliates .................................................................................................................................................................... 17
From broker(a)(b) ............................................................................................................................................................... 148
Prepaid expenses ........................................................................................................................................................................... 24
Total assets .................................................................................................................................................
42,851
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 70
Accrued fees to affiliates .................................................................................................................................................... 3
Other accrued expenses ..................................................................................................................................................... 133
Variation margin on futures contracts ................................................................................................................................. 54
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 563
Total liabilities .............................................................................................................................................
823
Net Assets ............................................................................................................................................................
$ 42,028

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 809
Statement of Assets and Liabilities, continued — April 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 897
Shares of beneficial interest ...........................................................................................................................................................
42
Additional paid-in capital ..............................................................................................................................................................
41,089
Net Assets ............................................................................................................................................................
$ 42,028
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.07
Class Y — Net assets ............................................................................................................................................................. $ 42,027,729
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,172,192
Amounts in thousands
(^)     Foreign currency holdings - cost $ 135
(>)     Investments in affiliates, U.S. Cash Management Fund $ 4,237
(a)     Receivable from Broker for Futures $ 145
(b)     Receivable from Broker for Swaps $ 3
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
810 Multifactor Bond Fund
Statement of Operations — For the Period Ended April 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 2
Interest .............................................................................................................................................................................. 424
Total investment income ...............................................................................................................................................................
426
Expenses
Advisory fees .................................................................................................................................................................... 52
Administrative fees ........................................................................................................................................................... 17
Custodian fees ................................................................................................................................................................... 70
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 66
Registration fees ............................................................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 3
Offering fees ..................................................................................................................................................................... 23
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 253
Expense reductions ........................................................................................................................................................... (162)
Net expenses .................................................................................................................................................................................
91
Net investment income (loss) ........................................................................................................................................................
335
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 2,535
Futures contracts .............................................................................................................................................................. (315)
Foreign currency exchange contracts ................................................................................................................................ (277)
Credit default swap contracts ............................................................................................................................................ (2)
Foreign currency-related transactions ............................................................................................................................... 125
Net realized gain (loss) ..................................................................................................................................................................
2,066
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (1,817)
Futures contracts .............................................................................................................................................................. (105)
Foreign currency exchange contracts ................................................................................................................................ (655)
Foreign currency-related transactions ............................................................................................................................... (25)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (2,602)
Net realized and unrealized gain (loss) ......................................................................................................................................... (536)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (201)

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 811
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2021
(Unaudited)
Fiscal Year Ended
October 31, 2020
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 335 $ 1,040
Net realized gain (loss) ...................................................................................................................... 2,066 196
Net change in unrealized appreciation (depreciation) ....................................................................... (2,602) 3,246
Net increase (decrease) in net assets from operations ............................................................................. (201) 4,482
Distributions
To shareholders
Class Y .......................................................................................................................................... (2,386) (998)
Net decrease in net assets from distributions .......................................................................................... (2,386) (998)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (26,138) 67,269
Total Net Increase (Decrease) in Net Assets ..........................................................................
(28,725) 70,753
Net Assets
Beginning of period .................................................................................................................................
70,753 —
End of period ..........................................................................................................................................
$ 42,028 $ 70,753
* Share transaction amounts (in thousands) for the periods ended April 30, 2021 and October 31, 2020 were as follows:
2021 (Unaudited) 2020
(1)
Shares Dollars Shares Dollars
Class Y
Proceeds from shares sold 504 $ 5,107 11,801 $ 118,050
Proceeds from reinvestment of distributions 232 2,386 98 998
Payments for shares redeemed (3,327) (33,631) (5,136) (51,779)
Total increase (decrease)
(2,591) $ (26,138) 6,763 $ 67,269
(1) For the period November 13, 2019 (inception date) to December 31, 2020.

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
812 Multifactor Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class Y
April 30, 2021* 10.46 .05 (.09) (.04) (.05) (.30)
October 31, 2020(12) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 813
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.35) 10.07 (.42) 42,028 .73 .26 .97 50
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
814 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended April 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 2,379
Transfer agent fees 230
Trustee fees 693
$ 3,302
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,528 $ 47,269 $ 45,560 $ — $ — $ 4,237 $ 2 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 42,450,893 $ 779,145 $ (1,578,248) $ (799,103)

Russell Investment Company
Notes to Schedules of Investments — April 30, 2021 (Unaudited)
Notes to Schedules of Investments 815
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details .
(Œ) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2021 (Unaudited)
816 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2021 (Unaudited)
Notes to Financial Highlights 817
* For the period ended April 30, 2021 (Unaudited).
(1) For the period March 1, 2016 (inception date) to October 31, 2016.
(2) For the period September 22, 2016 (inception date) to October 31, 2016.
(3) For the period February 28, 2017 (inception date) to October 31, 2017.
(4) For the period March 7, 2017 (inception date) to October 31, 2017.
(5) For the period March 16, 2017 (inception date) to October 31, 2017.
(6) For the period June 7, 2017 (inception date) to October 31, 2017. As of December 14, 2017, Class T Shares were no longer offered.
(7) For the period August 30, 2017 (inception date) to October 31, 2017.
(8) For the period September 28, 2017 (inception date) to October 31, 2017.
(9) For the period April 26, 2018 (inception date) to October 31, 2018.
(10) For the period July 30, 2018 (inception date to October 31, 2018. As of September 11, 2019, Class Y Shares had no Shares outstanding.
(11) For the period June 10, 2019 (inception date) to October 31, 2019.
(12) For the period November 13, 2020 (inception date) to April 30, 2020.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 0.83% 0.67%
October 31, 2016 1.07% 1.83% 0.83% 0.64%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
April 30, 2021 N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74%
0.64%
0.73%
October 31, 2018 0.99% 1.74%
0.64%
0.74%
October 31, 2017 1.01% 1.76%
0.68%
0.76%
October 31, 2016 1.02% 1.77%
—
0.77%
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2021 1.25% 2.00% 0.86% 0.83% 0.96% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A
October 31, 2016 N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.

Russell Investment Company
Notes to Financial Highlights, continued — April 30, 2021 (Unaudited)
818 Notes to Financial Highlights
Fund
Impact of the fee reimbursement on
gross and net expense ratios
Equity Income Fund
0.03%
Sustainable Equity Fund
0.02%
U.S. Small Cap Equity Fund
0.01%
International Developed Markets Fund
0.04%
Emerging Markets Fund
0.01%
Tax-Managed U.S. Mid & Small Cap Fund
0.01%
Investment Grade Bond Fund
0.02%
Short Duration Bond Fund
0.01%
(k) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.
(†) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (wholly-owned subsidiary), respectively. Accordingly, all interfund balances and transactions have been eliminated. Refer to note
3 in the Notes to the Financial Statements.

Russell Investment Company
Notes to Financial Statements — April 30, 2021 (Unaudited)
Notes to Financial Statements 819
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on 25 of these funds (each a "Fund" and collectively the "Funds").
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
820 Notes to Financial Statements
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 821
described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Emerging
Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed
Real Assets, Opportunistic Credit, Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond,
Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy, Multifactor U.S. Equity,
Multifactor International Equity and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended April 30,
2021.
The Global Equity, Unconstrained Total Return and Short Duration Bond Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair
Global Equity Fund $ 4,982,068
Unconstrained Total Return Fund 56,870
Short Duration Bond Fund 325,862

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
822 Notes to Financial Statements
value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 823
a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Multi-Asset Growth Strategy Fund intends to gain exposure indirectly to commodities markets by investing in a wholly-owned subsidiary which is organized as a company under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if a subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Fund intends to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary. The IRS subsequently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a
“security” under the 1940 Act. In connection with the issuance of this revenue procedure, the IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also issued proposed regulations that, if finalized, would generally have treated the Funds income inclusions with respect to a subsidiary as qualifying income only if there was a distribution out of the earnings and profits of a subsidiary that was attributable to such income inclusion. Final regulations, applicable to taxable years beginning on or after September 28, 2016, also treat the Fund’s income inclusions with respect to a subsidiary as qualifying income, without requiring a corresponding distribution, if such inclusions are derived with respect to the Fund’s business of investing in stock, securities or currencies. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Fund were unable to treat its income from commodity-linked notes and its respective Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in its subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds taxable income or any gains and distributions made by the Fund.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At April 30, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2017 through October 31, 2019, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
824 Notes to Financial Statements
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M, Class P,
Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond and Multifactor Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Strategic Equity, Global
Infrastructure, Global Real Estate Securities, Multi-Strategy
Income, Multi-Asset Growth Strategy and Multifactor U.S. Equity
Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, and Multifactor
International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 825
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2021. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk,
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 14,044 $ —
Emerging Markets Fund 2,728,304 517,406
Tax-Managed International Equity Fund 981,372 —
Tax-Managed Real Assets Fund 65,188 7,837
Strategic Bond Fund — 70,158
Global Infrastructure Fund 722 —
Global Real Estate Securities Fund 7 —
Multi-Strategy Income Fund 15,196 3,064
Multi-Asset Growth Strategy Fund 36,058 23,307
Multifactor International Equity Fund 1,993 —

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
826 Notes to Financial Statements
leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended April 30, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 827
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2021 April 30, 2021
International Developed Markets Fund 642,780,045 509,451,713
Global Equity Fund 90,722,943 207,783,201
Emerging Markets Fund 26,495,256 33,183,228
Tax-Managed International Equity Fund 14,978,997 8,481,913
Tax-Managed Real Assets Fund — 360,918
Opportunistic Credit Fund 335,079,662 334,677,397
Unconstrained Total Return Fund 134,243,676 142,989,553
Strategic Bond Fund 1,108,569,023 1,447,904,538
Investment Grade Bond Fund 178,898,799 202,132,928
Short Duration Bond Fund 57,117,716 62,284,253
Global Infrastructure Fund 9,040,542 54,947,523
Global Real Estate Securities Fund 14,097,295 126,670,047
Multi-Strategy Income Fund 297,394,905 250,769,806
Multi-Asset Growth Strategy Fund 1,204,921,602 771,482,817
Multifactor International Equity Fund 143,908,386 432,055,262
Multifactor Bond Fund 56,473,223 80,883,345
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2021 April 30, 2021
International Developed Markets Fund 641,209,280 507,738,343
Global Equity Fund 90,398,244 208,302,151
Emerging Markets Fund 26,830,956 32,863,066
Tax-Managed International Equity Fund 14,984,951 8,540,107
Tax-Managed Real Assets Fund — 362,451
Opportunistic Credit Fund 335,049,290 335,305,474
Unconstrained Total Return Fund 134,011,952 143,108,686
Strategic Bond Fund 1,109,041,618 1,447,145,599
Investment Grade Bond Fund 178,896,092 202,115,597
Short Duration Bond Fund 57,079,223 62,250,262
Global Infrastructure Fund 9,031,932 54,827,662
Global Real Estate Securities Fund 14,077,783 126,458,914
Multi-Strategy Income Fund 296,417,929 250,623,530
Multi-Asset Growth Strategy Fund 1,202,664,154 773,462,310
Multifactor International Equity Fund 143,437,331 431,738,199
Multifactor Bond Fund 56,547,428 81,126,738

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
828 Notes to Financial Statements
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2021, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Multi-Asset Growth Strategy Fund only). The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2021 April 30, 2021
Unconstrained Total Return Fund $ 247,678,400 $ 49,586,400
Strategic Bond Fund 29,992,500 12,375,000
Multi-Strategy Income Fund 1,453,193,402 1,660,171,549
Multi-Asset Growth Strategy Fund 2,733,224,902 3,022,162,126

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 829
margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
830 Notes to Financial Statements
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-
linked (Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-
party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a
Notional of Futures Contracts Outstanding
Funds January 31, 2021 April 30, 2021
Equity Income Fund $ 4,816,760 $ 5,218,000
U.S. Strategic Equity Fund 75,400,820 103,525,120
U.S. Small Cap Equity Fund 56,358,450 46,699,975
International Developed Markets Fund 618,371,969 664,980,428
Global Equity Fund 219,998,138 403,517,895
Emerging Markets Fund 371,030,440 188,642,519
Tax-Managed U.S. Mid & Small Cap Fund 5,372,110 5,440,600
Tax-Managed International Equity Fund 819,550,106 883,499,897
Tax-Managed Real Assets Fund 21,304,900 13,984,240
Opportunistic Credit Fund 375,215,095 428,226,063
Unconstrained Total Return Fund 152,154,493 37,328,780
Strategic Bond Fund 2,543,937,784 2,338,598,956
Investment Grade Bond Fund 422,218,341 378,614,797
Short Duration Bond Fund 145,384,108 136,576,757
Tax-Exempt High Yield Bond Fund 29,188,516 45,317,594
Tax-Exempt Bond Fund 192,528,906 315,271,719
Global Infrastructure Fund 5,527,756 2,259,128
Global Real Estate Securities Fund 17,380,304 28,877,569
Multi-Strategy Income Fund 532,783,690 479,770,856
Multi-Asset Growth Strategy Fund 1,132,458,726 1,325,919,943
Multifactor U.S. Equity Fund 4,631,500 21,080,720
Multifactor International Equity Fund 27,782,426 31,258,326
Multifactor Bond Fund 17,189,129 8,109,191

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 831
daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
832 Notes to Financial Statements
markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2021, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
s
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 833
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2021, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2021, the Funds entered into total return swaps primarily for the strategies listed below:
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2021 April 30, 2021
Opportunistic Credit Fund $ 49,884,321 $ 82,632,598
Unconstrained Total Return Fund 164,770,288 54,982,159
Strategic Bond Fund 86,232,000 223,552,000
Multi-Strategy Income Fund 47,061,471 —
Multi-Asset Growth Strategy Fund 30,527,683 66,840,950
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2021 April 30, 2021
Unconstrained Total Return Fund $ 311,617,000 $ 425,977,900
Strategic Bond Fund 257,874,186 273,210,824
Tax-Exempt High Yield Bond Fund 4,700,000 —
Multi-Strategy Income Fund 664,190,097 1,047,059,908
Multi-Asset Growth Strategy Fund 1,230,856,145 1,698,004,480
Funds Strategies
Unconstrained Total Return Fund Hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
834 Notes to Financial Statements
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic objectives. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
Commodity-Linked Instruments
The Multi-Asset Growth Strategy Fund invests in commodity-linked derivative instruments, such as swap agreements and futures.
At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Multi-Asset Growth Strategy Fund may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select
Funds Strategies
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2021 April 30, 2021
Unconstrained Total Return Fund $ 3,018,270 $ 5,342,045
Multi-Strategy Income Fund 50,485,499 35,569,686
Multi-Asset Growth Strategy Fund 40,116,636 51,059,686

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 835
counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
836 Notes to Financial Statements
that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap
Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation
T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities
Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the
SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of April 30, 2021, the market value of securities on loan through the reciprocal lending program were as follows:
As of April 30, 2021, the Sustainable Equity Fund held $32,143,940, and the U.S. Small Cap Equity Fund held $88,501,941 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and Liabilities along with the related obligation to return the collateral.
Amount
Sustainable Equity Fund
$ 21,444,661
U.S. Small Cap Equity Fund
62,022,358

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 837
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
838 Notes to Financial Statements
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 839
senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
840 Notes to Financial Statements
realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 841
extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment in Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Multi-Asset Growth Strategy Fund, Ltd. (the “Subsidiary”) is a Cayman Island exempted company and a wholly owned subsidiary of the Multi-Asset Growth Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2021, net assets of the Multi-
Asset Growth Strategy Fund were $ 1,001,405,954 of which $ 14,620,208, or approximately 1.5%, represents the Fund’s ownership of the shares of the Subsidiary.
As of April 30, 2021, the market values of securities owned by the Multi-Asset Growth Strategy Subsidiary within the Consolidated
Schedule of Investments were as follows:
U.S. Cash Management Fund $10,418,489
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended April 30, 2021 were ($156,498), ($280,735), and $1,189, respectively.
The Multi-Asset Growth Strategy Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements of the Multi-Asset Growth Strategy
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions
Securities
During the period ended April 30, 2021, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
842 Notes to Financial Statements
Purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
5. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is
Purchases Sales
Equity Income Fund $ 21,083,415 $ 44,159,177
Sustainable Equity Fund 142,163,504 174,852,576
U.S. Strategic Equity Fund 1,309,978,847 1,018,661,751
U.S. Small Cap Equity Fund 245,511,251 1,136,830,065
International Developed Markets Fund 329,023,097 551,668,085
Global Equity Fund 758,701,906 213,300,499
Emerging Markets Fund 410,391,323 774,484,990
Tax-Managed U.S. Large Cap Fund 749,719,257 653,439,308
Tax-Managed U.S. Mid & Small Cap Fund 176,707,589 213,222,337
Tax-Managed International Equity Fund 726,088,561 622,494,214
Tax-Managed Real Assets Fund 198,805,141 172,472,994
Opportunistic Credit Fund 232,753,618 140,058,278
Unconstrained Total Return Fund 107,065,189 443,597,519
Strategic Bond Fund 1,440,626,286 1,007,797,532
Investment Grade Bond Fund 166,086,145 151,918,587
Short Duration Bond Fund 122,217,839 137,683,441
Tax-Exempt High Yield Bond Fund 215,734,107 70,795,349
Tax-Exempt Bond Fund 688,721,256 362,779,836
Global Infrastructure Fund 48,147,741 105,101,503
Global Real Estate Securities Fund 389,417,516 251,435,816
Multi-Strategy Income Fund 229,501,971 422,185,889
Multi-Asset Growth Strategy Fund 572,695,013 1,149,462,197
Multifactor U.S. Equity Fund 214,570,481 139,575,169
Multifactor International Equity Fund 109,087,353 336,420,316
Multifactor Bond Fund 19,892,143 44,221,923
Purchases Sales
Opportunistic Credit Fund $ 3,510,127 $ 886,533
Unconstrained Total Return Fund 452,083,931 507,815,701
Strategic Bond Fund 1,017,470,252 671,288,997
Investment Grade Bond Fund 184,364,300 184,180,406
Short Duration Bond Fund 132,680,141 136,983,183
Multi-Strategy Income Fund 390,572,710 385,488,245
Multi-Asset Growth Strategy Fund 733,307,808 727,126,220
Multifactor Bond Fund 11,614,472 17,317,273

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 843
responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
844 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 845
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund** .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
846 Notes to Financial Statements
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2021.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2022, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2021 was $59,251.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $77,245. There were no reimbursements for the period ended April 30, 2021.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $4,023,898. There were no reimbursements for the period ended April 30, 2021.
Advisory Administrative
Equity Income Fund
$ 651,761 $ 57,008
Sustainable Equity Fund
767,294 67,106
U.S. Strategic Equity Fund
12,243,093 825,418
U.S. Small Cap Equity Fund
5,426,068 372,980
International Developed Markets Fund
6,747,751 466,570
Global Equity Fund
3,176,910 161,066
Emerging Markets Fund
8,763,524 373,470
Tax-Managed U.S. Large Cap Fund
15,625,841 1,150,061
Tax-Managed U.S. Mid & Small Cap Fund
5,482,562 271,913
Tax-Managed International Equity Fund
9,486,265 554,540
Tax-Managed Real Assets Fund
2,401,559 136,721
Opportunistic Credit Fund
3,205,370 155,106
Unconstrained Total Return Fund
3,297,750 159,664
Strategic Bond Fund
7,645,649 788,036
Investment Grade Bond Fund
958,784 185,647
Short Duration Bond Fund
973,474 104,710
Tax-Exempt High Yield Bond Fund
3,110,870 301,111
Tax-Exempt Bond Fund
5,012,724 803,886
Global Infrastructure Fund
869,587 33,652
Global Real Estate Securities Fund
2,245,403 134,982
Multi-Strategy Income Fund
3,098,499 199,851
Multi-Asset Growth Strategy Fund
6,153,561 355,745
Multifactor U.S. Equity Fund
837,667 135,131
Multifactor International Equity Fund
1,117,991 120,256
Multifactor Bond Fund
51,739 16,698

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 847
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $ 330,280. There were no reimbursements for the period ended April 30, 2021.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2021 was $ 812,533. There were no reimbursements for the period ended April 30, 2021.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2021 was $2,229,580.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $ 244,945. There were no reimbursements for the period ended April 30, 2021.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $ 104,111. There were no reimbursements for the period ended April 30, 2021.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $1,058,912. There were no reimbursements for the period ended April 30, 2021.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $274,410. There were no reimbursements for the period ended April 30, 2021.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.581%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2021 was $1,231,595.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
848 Notes to Financial Statements
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $1,612,010. There were no reimbursements for the period ended April 30, 2021.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2021 was $2,074,231. There were no reimbursements for the period ended April 30, 2021.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $199,133. There were no reimbursements for the period ended April 30, 2021.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2021 was $311,512.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $ 952,137. There were no reimbursements for the period ended April 30, 2021.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $541,450. There were no reimbursements for the period ended April 30, 2021.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2021 was $ 140,338.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $1,449,985. There were no reimbursements for the period ended April 30, 2021.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 849
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary (the “Multi-Asset Growth Strategy Subsidiary”) borne indirectly by the Fund to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2021 was
$1,827,249. There were no reimbursements for the period ended April 30, 2021.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy
Subsidiary Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Multi-Asset Growth Strategy Fund to RIM and RIFUS in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended April 30,
2021 was $83,297. The total amount of the administrative fee waiver for the period ended April 30, 2021 was $4,802.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $194,528. There were no reimbursements for the period ended April 30, 2021.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2021 was $422,909. There were no reimbursements for the period ended April 30, 2021.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed
0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2021 was $51,739. The total amount of the reimbursement for the period ended April 30, 2021 was $109,933.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2021 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
850 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2022, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 216,401
Sustainable Equity Fund
268,378
U.S. Strategic Equity Fund
3,411,405
U.S. Small Cap Equity Fund
1,303,205
International Developed Markets Fund
1,873,597
Global Equity Fund
153,691
Emerging Markets Fund
1,326,562
Tax-Managed U.S. Large Cap Fund
4,755,931
Tax-Managed U.S. Mid & Small Cap Fund
1,124,536
Tax-Managed International Equity Fund
2,293,311
Tax-Managed Real Assets Fund
565,073
Opportunistic Credit Fund
632,897
Unconstrained Total Return Fund
107,567
Strategic Bond Fund
2,820,095
Investment Grade Bond Fund
725,717
Short Duration Bond Fund
297,347
Tax-Exempt High Yield Bond Fund
1,244,348
Tax-Exempt Bond Fund
3,341,816
Global Infrastructure Fund
133,786
Global Real Estate Securities Fund
501,691
Multi-Strategy Income Fund
634,418
Multi-Asset Growth Strategy Fund
1,331,203
Multifactor U.S. Equity Fund
147,860
Multifactor International Equity Fund
112,098
Multifactor Bond Fund
1,518
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 851
For the period ended April 30, 2021, the total transfer agency fee waivers are as follows:
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 34,808
Sustainable Equity Fund 43,544
U.S. Strategic Equity Fund 568,056
U.S. Small Cap Equity Fund 324,494
International Developed Markets Fund 511,581
Global Equity Fund 4,473
Emerging Markets Fund 212,028
Tax-Managed U.S. Large Cap Fund 477,170
Tax-Managed U.S. Mid & Small Cap Fund 385,932
Tax-Managed International Equity Fund 263,483
Tax-Managed Real Assets Fund 80,452
Opportunistic Credit Fund 399,368
Unconstrained Total Return Fund 11,034
Strategic Bond Fund 1,058,842
Investment Grade Bond Fund 162,036
Short Duration Bond Fund 180,789
Tax-Exempt High Yield Bond Fund 149,852
Tax-Exempt Bond Fund 1,362,322
Global Infrastructure Fund 22,175
Global Real Estate Securities Fund 29,152
Multi-Strategy Income Fund 39,754
Multi-Asset Growth Strategy Fund 119,920

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
852 Notes to Financial Statements
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges ("CDSC") and asset-based sales charges on Class A and Class
C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' Class A Shares for the period ended April 30, 2021:
Amount
Multifactor U.S. Equity Fund 12,490
Multifactor International Equity Fund 12,311

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 853
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC
(“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended April 30, 2021, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ — $ 8,490 $ 1,340
Sustainable Equity Fund — 10,647 1,752
U.S. Strategic Equity Fund 100 11,184 1,784
U.S. Small Cap Equity Fund — 4,779 884
International Developed Markets Fund — 5,495 1,072
Global Equity Fund — 3,268 510
Emerging Markets Fund — 2,070 377
Tax-Managed U.S. Large Cap Fund 250 52,141 8,728
Tax-Managed U.S. Mid & Small Cap Fund 252 18,924 3,211
Tax-Managed International Equity Fund 248 21,098 3,493
Tax-Managed Real Assets Fund — 1,028 180
Opportunistic Credit Fund — 1,098 236
Unconstrained Total Return Fund — — —
Strategic Bond Fund — 2,881 543
Investment Grade Bond Fund — 150 31
Short Duration Bond Fund — 28 6
Tax-Exempt High Yield Bond Fund — 20,894 4,284
Tax-Exempt Bond Fund 100 18,811 3,788
Global Infrastructure Fund — 1,491 268
Global Real Estate Securities Fund — 9,763 1,726
Multi-Strategy Income Fund — 3,282 653
Multi-Asset Growth Strategy Fund — 1,833 361
Multifactor U.S. Equity Fund — 6,247 1,029
Multifactor International Equity Fund — — —
Multifactor Bond Fund — — —

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
854 Notes to Financial Statements
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 31 funds and Russell Investment Funds ("RIF"), which has nine funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended April 30, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$806,783.
6. Federal Income Taxes
At April 30, 2021, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
7. Record Ownership
As of April 30, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Purchases
Tax-Exempt High Yield Bond Fund
$ 1,212
Tax-Exempt Bond Fund
5,831
No Expiration
Funds Short-Term Long-Term Totals
U.S. Strategic Equity Fund $ 52,906,776 $ — $ 52,906,776
U.S. Small Cap Equity Fund 45,816,610 — 45,816,610
International Developed Markets Fund 50,946,749 63,871,850 114,818,599
Emerging Markets Fund 33,684,032 6,572,664 40,256,696
Tax-Managed U.S. Large Cap Fund 128,496,583 — 128,496,583
Tax-Managed U.S. Mid & Small Cap Fund 31,596,155 — 31,596,155
Tax-Managed International Equity Fund 291,820,340 5,706,613 297,526,953
Tax-Managed Real Assets Fund 58,120,164 — 58,120,164
Opportunistic Credit Fund 16,212,308 35,451,175 51,663,483
Unconstrained Total Return Fund 7,675,782 8,537,736 16,213,518
Short Duration Bond Fund — 1,499,802 1,499,802
Tax-Exempt High Yield Bond Fund 16,077,549 — 16,077,549
Tax-Exempt Bond Fund 26,896,892 7,880,365 34,777,257
Global Real Estate Securities Fund 29,065,045 — 29,065,045
Multi-Strategy Income Fund 17,850,700 13,280,770 31,131,470
Multi-Asset Growth Strategy Fund 77,691,148 8,013,377 85,704,525
Multifactor International Equity Fund 73,070,585 39,176,989 112,247,574
# of Shareholders %
Equity Income Fund
3 56.7
Sustainable Equity Fund
3 52.9
U.S. Strategic Equity Fund
4 78.6

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2021 (Unaudited)
Notes to Financial Statements 855
8. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. For the period ended April 30, 2021, the Funds had no unfunded loan commitments.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On May 3, 2021, the Board declared dividends payable from net investment income. Dividends were paid on May 5, 2021, to shareholders of record effective with the opening of business on May 4, 2021.
U.S. Small Cap Equity Fund
3 61.9
International Developed Markets Fund
4 73.0
Global Equity Fund
3 68.1
Emerging Markets Fund
3 60.7
Tax-Managed U.S. Large Cap Fund
3 66.6
Tax-Managed U.S. Mid & Small Cap Fund
4 74.7
Tax-Managed International Equity Fund
4 79.5
Tax-Managed Real Assets Fund
4 75.5
Opportunistic Credit Fund
4 82.6
Unconstrained Total Return Fund
4 49.3
Strategic Bond Fund
4 59.9
Investment Grade Bond Fund
2 63.5
Short Duration Bond Fund
4 64.1
Tax-Exempt High Yield Bond Fund
4 79.2
Tax-Exempt Bond Fund
4 75.8
Global Infrastructure Fund
3 62.1
Global Real Estate Securities Fund
3 59.4
Multi-Strategy Income Fund
2 54.7
Multi-Asset Growth Strategy Fund
4 60.6
Multifactor U.S. Equity Fund
5 89.3
Multifactor International Equity Fund
4 77.6
Multifactor Bond Fund
2 100.0

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2021 (Unaudited)
856 Affiliated Brokerage Transactions
As discussed in Note 5 in the Notes to Financial Statements contained in this annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that
RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds. Brokerage commission amounts received by broker/dealers that were affiliated with the Funds,
RIM or the relevant money managers for the period ended April 30, 2021 were as follows:
Fund Name
Affiliated Broker
RIIS UBS
Financial
Services Inc
Wells
Fargo Clearing
Services, LLC
Equity Income Fund $ 3,295 $ — $ —
Sustainable Equity Fund 2,843 69 —
U.S. Strategic Equity Fund 74,609 — —
U.S. Small Cap Equity Fund 169,600 450 —
International Developed Markets Fund 151,399 — —
Global Equity Fund 101,414 — —
Emerging Markets Fund 209,967 — —
Tax-Managed U.S. Large Cap Fund 82,223 — —
Tax-Managed U.S. Mid & Small Cap Fund 47,861 — —
Tax-Managed International Equity Fund 147,363 — —
Tax-Managed Real Assets Fund 48,696 — —
Opportunistic Credit Fund — 2,500 20
Strategic Bond Fund 32 — —
Global Infrastructure Fund 18,230 — —
Global Real Estate Securities Fund 66,126 — —
Multi-Strategy Income Fund 89,024 1,946 —
Multi-Asset Growth Strategy Fund 199,325 1,291 —
Multifactor U.S. Equity Fund 11,430 — —
Multifactor International Equity Fund 90,608 — —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 857
Quarterly Approval of Money Manager Contracts
The Board received the following proposals from RIM (i) at the quarterly Board meeting held on December 8, 2020: to approve new portfolio management contracts for (a) the Strategic Bond Fund with respect to a new Money Manager and (b) the U.S. Small Cap
Equity Fund resulting from a pending change of control for an existing Money Manager; and (ii) at the quarterly Board meeting held on February 23, 2021: to approve new portfolio management contracts for (a) the Short Duration Bond Fund with respect a new Money
Manager (and its affiliate) (b) the Global Equity Fund, Tax-Managed International Equity Fund and International Developed Markets
Fund resulting from a pending change of control for an existing Money Manager and (c) the U.S. Small Cap Equity Fund resulting from a pending change of control for an existing Money Manager.
With respect to the portfolio management contracts for (i) a new Money Manager for the Strategic Bond Fund and (ii) two affiliated
Money Managers for the Short Duration Bond Fund: the Trustees approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information of the new Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); and the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of
Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy.
With respect to pending changes of control of (i) an existing Money Manager of the Global Equity Fund, Tax-Managed International
Equity Fund and International Developed Markets Fund and (ii) an existing Money Manager of the U.S. Small Cap Equity Fund: the
Trustees approved the terms of each proposed new portfolio management contract based upon RIM’s recommendation to enter into a new portfolio management contract with the Money Manager at the proposed fee rate, which is the same rate as under the prior portfolio management contract; RIM’s recommendation and research ranking assigned to the Money Manager; information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel, day-to-day operations or services as a result of the change of control; information as to any significant business relationships between the Money Manager and RIM or RIFIS; a statement from the CCO that there have been no changes to the Money Manager’s compliance policies and procedures; and information provided by RIM that the change in control of the Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee. The Trustees considered RIM’s prior explanations, including in connection with the Board’s most recent evaluation and approval of the Funds’ existing investment advisory agreements with RIM and portfolio management contracts with then-current Money Managers for the Funds, as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Managers to other clients;
and RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 18-19, 2020 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — April 30, 2021 (Unaudited)
858 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — April 30, 2021
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 859
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an
“audit committee financial expert”; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
860 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012 Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
40 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 861
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired 40 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2021 (Unaudited)
862 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 40 None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2021 (Unaudited)
Adviser, Money Managers and Service Providers 863
Independent Trustees
Kristianne Blake
Cheryl Burgermeister
Michelle L. Cahoon
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., New York, NY
Axiom International Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Capital Management, L.P., Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Cleveland, OH
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
Polen Capital Management, LLC, Boca Raton, FL
Snow Capital Management, L.P., Sewickley, PA
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., New York, NY
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Grantham, Mayo, Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL
Opportunistic Credit Fund
Barings LLC, Boston, MA, Barings Global Advisers Limited,
London, United Kingdom
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Co. LLC, New York, NY
Unconstrained Total Return Fund
First Eagle Alternative Credit, LLC, Boston, MA
Hermes Investment Management Limited, London, UK
Putnam Investment Management, LLC, Boston, MA

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2021 (Unaudited)
864 Adviser, Money Managers and Service Providers
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Philadelphia, PA
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Philadelphia, PA
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Deutsche Bank Place, and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom, operating under the brand name
Deutsche Asset Management
Multi-Strategy Income Fund
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
GLG LLC, New York, NY
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Berenberg Asset Management, LLC, New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
Easterly Investment Partners LLC, Beverly, MA
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
GLG LLC, New York, NY
Hermes Investment Management Limited, London, UK
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor Bond, Multifactor U.S. Equity, and Multifactor International
Equity Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company

Date:  June 25, 2021